UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001133228-26-000235) provides the information required by Items 1 and 6-11 of Form N-CSR for a limited number of the Registrant’s series. This submission provides the information required by Items 1 and 6-11 of Form N-CSR with respect to the remaining series that were not included in the Registrant’s initial submission. Apart from Items 1 and 6-11, this submission is identical in all material respects to the initial submission.

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA California Intermediate-Term Municipal Bond Portfolio
DCIBX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.20% for the Portfolio and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yields changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term California municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DCIBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA California Intermediate-Term Municipal Bond Portfolio – Institutional	3.20%	0.79%	1.39%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	1.21%	2.10%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$436,349
Number of Holdings	368
Net Advisory Fees Paid (Thousands)	$676
Portfolio Turnover Rate	71%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	28.1%
School District	24.4%
General	15.7%
Water	9.6%
Medical	8.5%
Higher Education	7.9%
Power	3.0%
Transportation	1.1%
Airport	1.0%
Education	0.5%
Mello-Roos	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	7.1%
1 to 3 Years	16.7%
3 to 5 Years	18.9%
5 to 10 Years	17.5%
Greater than 10 Years	39.8%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DCIBX

DFA California Municipal Real Return Portfolio
DCARX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.36% for the Portfolio and 4.38% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term California municipal bonds outperforming shorter- and longer-term California municipal bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed intermediate-term California municipal bonds.

•	Inclusion of inflation swaps contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2017 - October 31, 2025)
PAGE 1	DFA103125-DCARX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/01/2017)
DFA California Municipal Real Return Portfolio – Institutional	3.36%	3.11%	2.55%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.18%
S&P Intermediate Term California AMT-Free Municipal Bond Index	4.38%	1.21%	2.06%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$376,636
Number of Holdings	318
Net Advisory Fees Paid (Thousands)	$703
Portfolio Turnover Rate	137%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	31.6%
School District	23.0%
General	21.0%
Water	9.0%
Higher Education	7.4%
Medical	3.0%
Power	2.2%
Education	1.4%
Transportation	1.0%
Mello-Roos	0.2%
Airport	0.1%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.5%
1 to 3 Years	40.4%
3 to 5 Years	9.8%
5 to 10 Years	14.8%
Greater than 10 Years	6.5%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DCARX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DCARX

DFA California Short-Term Municipal Bond Portfolio
DFCMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.93% for the Portfolio and 3.30% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term California municipal bonds outperforming shorter-term California municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term California municipal bonds underperformed longer-term California municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFCMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA California Short-Term Municipal Bond Portfolio – Institutional	2.93%	1.44%	1.16%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index[1]	3.30%	1.35%	1.33%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$842,176
Number of Holdings	344
Net Advisory Fees Paid (Thousands)	$1,154
Portfolio Turnover Rate	153%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	30.6%
General	21.5%
School District	20.7%
Water	9.1%
Higher Education	7.2%
Medical	6.2%
Education	1.9%
Transportation	1.3%
Power	1.1%
Airport	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.3%
1 to 3 Years	27.9%
3 to 5 Years	8.9%
5 to 10 Years	19.6%
Greater than 10 Years	3.3%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFCMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFCMX

DFA Diversified Fixed Income Portfolio
DFXIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.15%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.02% for the Portfolio and 5.69% for the Bloomberg U.S. Government Bond Index Intermediate, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Nominal and real term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.

Relative to the benchmark, the Portfolio’s:

•
Allocation to bonds in the 10- to 15-year maturity range and underweight to bonds in the two- to five-year maturity range contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.

•	Inclusion of TIPS contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (August 10, 2016 - October 31, 2025)
PAGE 1	DFA103125-DFXIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (08/10/2016)
DFA Diversified Fixed Income Portfolio – Institutional	6.02%	1.04%	1.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.49%
Bloomberg U.S. Government Bond Index Intermediate	5.69%	0.53%	1.45%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,692,816
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$255
Portfolio Turnover Rate	31%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Intermediate Government Fixed Income Portfolio	50.4%
DFA Two-Year Global Fixed Income Portfolio	30.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	4.8%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.8%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	2.0%
†	Excludes cash investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFXIX

DFA Five-Year Global Fixed Income Portfolio
DFGBX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.77% for the Portfolio and 5.29% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

Relative to its benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFGBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Five-Year Global Fixed Income Portfolio – Institutional	4.77%	1.23%	1.66%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	5.29%	1.71%	2.01%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$9,468,834
Number of Holdings	289
Net Advisory Fees Paid (Thousands)	$16,890
Portfolio Turnover Rate	44%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	54.4%
Financials	35.1%
U.S. Government	4.2%
Consumer, Non-cyclical	3.6%
Energy	1.0%
Consumer, Cyclical	0.7%
Industrials	0.7%
Communications	0.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.8%
1 to 3 Years	26.2%
3 to 5 Years	45.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFGBX

DFA Global Core Plus Fixed Income Portfolio
DGCFX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.65% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DGCFX

VALUE OF A $10,000 INVESTMENT (January 11, 2018 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (01/11/2018)
DFA Global Core Plus Fixed Income Portfolio – Institutional	6.65%	0.46%	2.45%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.22%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,819,255
Number of Holdings	609
Net Advisory Fees Paid (Thousands)	$5,214
Portfolio Turnover Rate	44%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	27.9%
Financials	22.3%
Mortgage Securities	8.8%
Energy	7.0%
Consumer, Cyclical	5.6%
Industrials	5.1%
Consumer, Non-cyclical	4.9%
U.S. Government	4.2%
Technology	3.9%
Utilities	3.8%
Communications	3.4%
Basic Materials	3.1%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.6%
1 to 3 Years	3.1%
3 to 5 Years	9.9%
5 to 10 Years	55.3%
Greater than 10 Years	27.1%
PAGE 2	DFA103125-DGCFX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DGCFX

DFA Global Core Plus Real Return Portfolio
DFAAX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.29%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 7.40% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.

•	Credit spreads were relatively narrow over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

•	Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.

•	Inclusion of inflation swaps contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFAAX

VALUE OF A $10,000 INVESTMENT (April 26, 2021 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/26/2021)
DFA Global Core Plus Real Return Portfolio – Institutional	7.40%	2.72%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.82%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$287,239
Number of Holdings	294
Net Advisory Fees Paid (Thousands)	$607
Portfolio Turnover Rate	59%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	24.5%
Financials	23.8%
Mortgage Securities	9.1%
Energy	8.4%
Consumer, Non-cyclical	6.9%
Industrials	5.6%
U.S. Government	5.0%
Utilities	4.7%
Consumer, Cyclical	4.0%
Technology	3.2%
Communications	2.7%
Basic Materials	2.1%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	4.9%
3 to 5 Years	10.6%
5 to 10 Years	56.8%
Greater than 10 Years	25.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFAAX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFAAX

DFA Global Sustainability Fixed Income Portfolio
DGSFX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.49% for the Portfolio and 5.30% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, euro, and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 6, 2018 - October 31, 2025)
PAGE 1	DFA103125-DGSFX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/06/2018)
DFA Global Sustainability Fixed Income Portfolio – Institutional	5.49%	-0.22%	2.26%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.48%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$694,882
Number of Holdings	223
Net Advisory Fees Paid (Thousands)	$1,250
Portfolio Turnover Rate	38%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	51.8%
Financials	21.4%
Consumer, Non-cyclical	8.7%
Communications	4.3%
Technology	3.9%
Consumer, Cyclical	3.1%
Industrials	2.6%
Multi-National	2.1%
U.S. Government	1.7%
Utilities	0.4%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.6%
1 to 3 Years	14.3%
3 to 5 Years	12.0%
5 to 10 Years	23.4%
Greater than 10 Years	43.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DGSFX

DFA Inflation-Protected Securities Portfolio
DIPSX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.22% for the Portfolio and 6.06% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS.

Relative to the benchmark, the Portfolio’s:

•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DIPSX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Inflation-Protected Securities Portfolio – Institutional	6.22%	1.57%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.02%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,159,771
Number of Holdings	26
Net Advisory Fees Paid (Thousands)	$4,560
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
1 to 3 Years	10.2%
3 to 5 Years	38.5%
5 to 10 Years	25.1%
Greater than 10 Years	26.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DIPSX

DFA Intermediate Government Fixed Income Portfolio
DFIGX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.92% for the Portfolio and 5.20% for the Bloomberg U.S. Government Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term government bonds outperforming shorter- and longer-term government bonds.

Relative to the benchmark, the Portfolio’s:

•
Underweight to bonds with maturities shorter than three-years, exclusion of bonds with maturities longer than 15-years, and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term government bonds outperformed shorter- and longer-term government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFIGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate Government Fixed Income Portfolio – Institutional	5.92%	-1.08%	1.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government Bond Index	5.20%	-0.97%	1.30%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$6,065,520
Number of Holdings	121
Net Advisory Fees Paid (Thousands)	$5,341
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	5.4%
1 to 3 Years	12.9%
3 to 5 Years	30.2%
5 to 10 Years	11.9%
Greater than 10 Years	39.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFIGX

DFA Intermediate-Term Extended Quality Portfolio
DFTEX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 7.36% for the Portfolio and 6.68% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds, underweight to bonds with maturities less than three-years, and exclusion of bonds with maturities longer than 20-years, contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFTEX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate-Term Extended Quality Portfolio – Institutional	7.36%	0.46%	2.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Bond Index	6.68%	0.46%	3.00%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,761,866
Number of Holdings	570
Net Advisory Fees Paid (Thousands)	$2,894
Portfolio Turnover Rate	35%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	29.5%
Consumer, Non-cyclical	13.9%
Energy	11.3%
Foreign Government	9.7%
Utilities	7.0%
Industrials	6.1%
Consumer, Cyclical	5.6%
Communications	5.3%
Technology	5.0%
Basic Materials	4.1%
U.S. Government	2.1%
Other	0.4%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	1.0%
1 to 3 Years	0.1%
3 to 5 Years	31.4%
5 to 10 Years	32.8%
Greater than 10 Years	34.7%
How Did the Portfolio Change?
Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
PAGE 2	DFA103125-DFTEX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFTEX

DFA Intermediate-Term Municipal Bond Portfolio
DFTIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.75% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yields changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

•
Underweight to single-A rated municipal bonds and overweight to AAA and AA rated municipal bonds detracted from relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DFTIX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Intermediate-Term Municipal Bond Portfolio – Institutional	3.75%	1.00%	1.64%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,296,913
Number of Holdings	676
Net Advisory Fees Paid (Thousands)	$2,088
Portfolio Turnover Rate	56%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	46.1%
School District	15.0%
General	9.5%
Water	6.6%
Medical	5.5%
Higher Education	4.6%
Transportation	3.7%
Power	3.5%
Utilities	2.7%
Airport	1.3%
Education	1.3%
Development	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.4%
1 to 3 Years	26.5%
3 to 5 Years	10.8%
5 to 10 Years	14.3%
Greater than 10 Years	40.0%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
PAGE 2	DFA103125-DFTIX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFTIX

DFA Investment Grade Portfolio
DFAPX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.34% for the Portfolio and 6.16% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads remained narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to its benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds and exclusion of bonds with maturities longer than 20-years contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Investment Grade Portfolio – Institutional	6.34%	0.09%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$12,453,593
Number of Holdings	851
Net Advisory Fees Paid (Thousands)	$19,201
Portfolio Turnover Rate	25%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	51.5%
Financials	17.9%
Consumer, Non-cyclical	8.1%
Energy	4.0%
Foreign Government	3.8%
Communications	3.0%
Technology	2.9%
Consumer, Cyclical	2.6%
Industrials	2.6%
Utilities	2.1%
Basic Materials	1.5%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.0%
1 to 3 Years	10.8%
3 to 5 Years	21.1%
5 to 10 Years	22.2%
Greater than 10 Years	34.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAPX

DFA LTIP Portfolio
DRXIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were -1.93% for the Portfolio and 0.02% for the FTSE US Inflation-Linked Bonds Index 20+ Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were negative, with longer-term TIPS underperforming shorter-term TIPS.

Relative to the benchmark, the Portfolio’s:

•	Overweight to longer-term TIPS detracted from relative performance as longer-term TIPS underperformed shorter-term TIPS.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DRXIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA LTIP Portfolio – Institutional	-1.93%	-8.29%	0.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE US Inflation-Linked Securities Index 20+ Years	0.02%	-6.03%	1.34%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$412,981
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$379
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DRXIX

DFA MN Municipal Bond Portfolio
DMNBX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.70% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Shorter-duration Minnesota municipal bonds generally underperformed the broader national municipal bond index.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

•	Emphasis on Minnesota municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (July 25, 2017 - October 31, 2025)
PAGE 1	DFA103125-DMNBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/25/2017)
DFA MN Municipal Bond Portfolio – Institutional	2.70%	0.99%	1.21%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.19%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.20%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$34,018
Number of Holdings	101
Net Advisory Fees Paid (Thousands)	$28
Portfolio Turnover Rate	42%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	66.3%
School District	24.3%
Utilities	2.4%
Power	2.1%
Water	1.6%
Higher Education	1.4%
Medical	1.0%
Airport	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	36.4%
1 to 3 Years	48.8%
3 to 5 Years	7.0%
5 to 10 Years	7.1%
Greater than 10 Years	0.7%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DMNBX

DFA Municipal Bond Portfolio
DFMPX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.21%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.55% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFMPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Municipal Bond Portfolio – Institutional	3.55%	0.58%	1.33%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$474,971
Number of Holdings	358
Net Advisory Fees Paid (Thousands)	$793
Portfolio Turnover Rate	76%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	49.7%
School District	24.2%
Water	7.4%
General	4.8%
Transportation	4.3%
Utilities	2.9%
Power	2.6%
Medical	1.4%
Higher Education	1.4%
Education	1.0%
Facilities	0.2%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	25.1%
1 to 3 Years	14.8%
3 to 5 Years	16.1%
5 to 10 Years	8.9%
Greater than 10 Years	35.1%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFMPX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFMPX

DFA Municipal Real Return Portfolio
DMREX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.24%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.43% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	The Portfolio invests in TIPS. During the period, breakeven inflation rates increased.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

•	Inclusion of inflation swaps contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DMREX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Municipal Real Return Portfolio – Institutional	3.43%	3.14%	2.79%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	2.29%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,827,216
Number of Holdings	597
Net Advisory Fees Paid (Thousands)	$3,449
Portfolio Turnover Rate	132%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	52.0%
School District	19.9%
General	8.0%
Water	5.0%
Higher Education	4.2%
Transportation	2.8%
Education	2.1%
Power	2.1%
Utilities	1.5%
Medical	1.4%
Development	0.8%
Airport	0.1%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.9%
1 to 3 Years	46.7%
3 to 5 Years	3.8%
5 to 10 Years	10.4%
Greater than 10 Years	9.2%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DMREX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DMREX

DFA NY Municipal Bond Portfolio
DNYMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.03% for the Portfolio and 4.35% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term New York municipal bonds outperforming shorter- and longer-term New York municipal bonds. Longer-term New York municipal bonds were the worst performers.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term New York municipal bonds underperformed intermediate-term New York municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DNYMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA NY Municipal Bond Portfolio – Institutional	3.03%	1.40%	1.43%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
S&P Intermediate Term New York AMT-Free Municipal Bond Index	4.35%	1.63%	2.21%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$167,054
Number of Holdings	126
Net Advisory Fees Paid (Thousands)	$295
Portfolio Turnover Rate	156%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	33.6%
General	26.6%
School District	20.4%
Transportation	9.0%
Higher Education	4.2%
Airport	2.6%
Water	1.5%
Development	1.0%
Medical	0.6%
Utilities	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	46.9%
1 to 3 Years	10.2%
3 to 5 Years	11.2%
5 to 10 Years	18.3%
Greater than 10 Years	13.4%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DNYMX

DFA One-Year Fixed Income Portfolio
DFIHX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.49% for the Portfolio and 4.34% for the ICE BofA U.S. 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range (AAA/AA rated bonds), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

Relative to its benchmark, the Portfolio’s:

•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFIHX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA One-Year Fixed Income Portfolio – Institutional	4.49%	2.50%	1.89%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,247,452
Number of Holdings	149
Net Advisory Fees Paid (Thousands)	$4,439
Portfolio Turnover Rate	78%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	54.5%
Financials	25.2%
Foreign Government	17.5%
Consumer, Cyclical	1.5%
Energy	1.0%
Consumer, Non-cyclical	0.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	73.4%
1 to 3 Years	26.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFIHX

DFA Oregon Municipal Bond Portfolio
DOGMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.26%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.35% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Shorter-duration Oregon municipal bonds generally underperformed the broader national municipal bond index.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

•	Emphasis on Oregon municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 10, 2019 - October 31, 2025)
PAGE 1	DFA103125-DOGMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (09/10/2019)
DFA Oregon Municipal Bond Portfolio – Institutional	3.35%	0.62%	1.00%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	1.48%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	1.68%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$99,836
Number of Holdings	162
Net Advisory Fees Paid (Thousands)	$168
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	52.9%
School District	24.9%
Water	8.1%
General	5.7%
Transportation	4.5%
Medical	2.9%
Higher Education	0.6%
Utilities	0.2%
Airport	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.8%
1 to 3 Years	22.2%
3 to 5 Years	11.5%
5 to 10 Years	23.3%
Greater than 10 Years	29.2%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DOGMX

DFA Selective State Municipal Bond Portfolio
DSSMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 3.45% for the Portfolio and 4.45% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•
Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term municipal bonds outperforming shorter- and longer-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed intermediate-term municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 30, 2020 - October 31, 2025)
PAGE 1	DFA103125-DSSMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (09/30/2020)
DFA Selective State Municipal Bond Portfolio – Institutional	3.45%	0.65%	0.62%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	1.11%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	1.43%	1.37%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$521,079
Number of Holdings	562
Net Advisory Fees Paid (Thousands)	$854
Portfolio Turnover Rate	114%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	28.6%
Medical	16.4%
School District	16.3%
General	9.2%
Transportation	6.6%
Water	5.3%
Higher Education	5.1%
Power	4.9%
Utilities	3.1%
Airport	2.3%
Education	1.5%
Development	0.3%
Bond Bank	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	15.7%
1 to 3 Years	10.0%
3 to 5 Years	7.9%
5 to 10 Years	20.0%
Greater than 10 Years	46.4%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DSSMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DSSMX

DFA Selectively Hedged Global Fixed Income Portfolio
DFSHX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.28% for the Portfolio and 5.46% for the FTSE World Government Bond Index 1-3 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to its benchmark, the Portfolio’s:

•	100% hedge to the US dollar detracted from performance relative to the unhedged benchmark as the US dollar generally depreciated relative to unhedged currencies in the benchmark.

•	Inclusion of corporate bonds contributed positively to performance relative to the government bond benchmark as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFSHX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Selectively Hedged Global Fixed Income Portfolio – Institutional	5.28%	1.70%	2.25%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-3 Years	5.46%	0.47%	1.10%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,044,689
Number of Holdings	482
Net Advisory Fees Paid (Thousands)	$1,417
Portfolio Turnover Rate	39%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	37.7%
Foreign Government	22.5%
Consumer, Non-cyclical	9.1%
Consumer, Cyclical	7.3%
Industrials	6.6%
U.S. Government	6.3%
Utilities	4.6%
Communications	2.5%
Energy	1.8%
Basic Materials	0.9%
Technology	0.7%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	21.7%
1 to 3 Years	22.0%
3 to 5 Years	56.3%
How Did the Portfolio Change?
Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSHX

DFA Short-Duration Real Return Portfolio
DFAIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.69% for the Portfolio and 6.43% for the Bloomberg U.S. TIPS Index 1-5 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period in which shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFAIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Duration Real Return Portfolio – Institutional	5.69%	4.06%	3.26%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index 1-5 Years	6.43%	3.62%	3.08%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,093,353
Number of Holdings	638
Net Advisory Fees Paid (Thousands)	$3,584
Portfolio Turnover Rate	36%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	40.3%
Foreign Government	15.7%
Consumer, Non-cyclical	9.7%
Consumer, Cyclical	6.9%
U.S. Government	6.5%
Industrials	5.6%
Energy	5.2%
Technology	3.3%
Utilities	2.8%
Communications	2.3%
Basic Materials	1.7%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	28.8%
1 to 3 Years	22.8%
3 to 5 Years	48.4%
How Did the Portfolio Change?
Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFAIX

DFA Short-Term Extended Quality Portfolio
DFEQX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.16% for the Portfolio and 5.63% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFEQX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Extended Quality Portfolio – Institutional	5.16%	1.91%	2.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year US Corporate & Government Index[1]	5.63%	1.52%	2.07%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$5,776,203
Number of Holdings	704
Net Advisory Fees Paid (Thousands)	$8,517
Portfolio Turnover Rate	47%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	39.9%
Foreign Government	20.1%
Consumer, Non-cyclical	9.2%
U.S. Government	6.3%
Consumer, Cyclical	5.9%
Industrials	5.9%
Utilities	5.1%
Communications	2.9%
Energy	1.9%
Technology	1.5%
Basic Materials	1.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.2%
1 to 3 Years	20.8%
3 to 5 Years	30.0%
How Did the Portfolio Change?
Effective February 28, 2025, Christopher W. Cummins was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFEQX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFEQX

DFA Short-Term Government Portfolio
DFFGX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.37% for the Portfolio and 5.28% for the ICE BofA 1-5 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when longer-term government bonds outperformed shorter-term government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFFGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Government Portfolio – Institutional	4.37%	1.55%	1.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year US Treasury & Agency Index[1]	5.28%	1.23%	1.72%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,758,909
Number of Holdings	30
Net Advisory Fees Paid (Thousands)	$2,391
Portfolio Turnover Rate	63%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	74.6%
1 to 3 Years	25.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFFGX

DFA Short-Term Municipal Bond Portfolio
DFSMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.87% for the Portfolio and 3.43% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term municipal bonds outperforming shorter-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed longer-term municipal bonds.

•
Underweight to single-A and BBB rated municipal bonds and overweight to AAA and AA rated municipal bonds detracted from relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFSMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Short-Term Municipal Bond Portfolio – Institutional	2.87%	1.54%	1.24%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
ICE BofA 1-3 Year US Municipal Securities Index[1]	3.43%	1.50%	1.51%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,412,767
Number of Holdings	577
Net Advisory Fees Paid (Thousands)	$2,207
Portfolio Turnover Rate	198%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	48.0%
School District	25.6%
General	6.6%
Transportation	4.2%
Higher Education	3.8%
Medical	3.7%
Water	2.4%
Power	1.9%
Education	1.7%
Utilities	1.1%
Airport	0.6%
Development	0.3%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	63.0%
1 to 3 Years	20.7%
3 to 5 Years	4.7%
5 to 10 Years	8.5%
Greater than 10 Years	3.1%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFSMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFSMX

DFA Short-Term Selective State Municipal Bond Portfolio
DFABX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 2.94% for the Portfolio and 3.43% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term municipal bonds outperforming shorter-term municipal bonds.

•	Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term municipal bonds underperformed longer-term municipal bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 12, 2022 - October 31, 2025)
PAGE 1	DFA103125-DFABX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (04/12/2022)
DFA Short-Term Selective State Municipal Bond Portfolio – Institutional	2.94%	2.46%
S&P National AMT-Free Municipal Bond Index	3.77%	2.72%
ICE BofA 1-3 Year US Municipal Securities Index[1]	3.43%	2.73%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$200,055
Number of Holdings	365
Net Advisory Fees Paid (Thousands)	$341
Portfolio Turnover Rate	227%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)
General Obligation	37.7%
School District	23.2%
General	9.3%
Medical	8.5%
Higher Education	4.8%
Transportation	3.7%
Water	3.4%
Education	3.2%
Utilities	2.5%
Power	2.5%
Airport	0.9%
Investment Companies	0.2%
Bond Bank	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	59.2%
1 to 3 Years	22.3%
3 to 5 Years	4.6%
5 to 10 Years	9.9%
Greater than 10 Years	4.0%
How Did the Portfolio Change?
Effective February 28, 2025, Variable Rate Demand Obligations Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Dimensional Fund Advisors Ltd. and DFA Australia Limited no longer serve as sub-advisors to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DFABX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFABX

DFA Social Fixed Income Portfolio
DSFIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.33% for the Portfolio and 6.16% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•
Exclusion of bonds with maturities longer than 20-years and overweight to intermediate-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Overweight to corporate bonds also contributed positively as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (April 5, 2016 - October 31, 2025)
PAGE 1	DFA103125-DSFIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (04/05/2016)
DFA Social Fixed Income Portfolio – Institutional	6.33%	0.06%	1.95%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.70%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$703,397
Number of Holdings	401
Net Advisory Fees Paid (Thousands)	$1,162
Portfolio Turnover Rate	30%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	51.6%
Financials	15.9%
Foreign Government	9.3%
Communications	4.7%
Consumer, Cyclical	4.5%
Consumer, Non-cyclical	3.4%
Energy	3.2%
Technology	2.7%
Industrials	1.9%
Basic Materials	1.4%
Utilities	1.1%
Other	0.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.7%
1 to 3 Years	8.9%
3 to 5 Years	23.1%
5 to 10 Years	21.3%
Greater than 10 Years	35.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DSFIX

DFA Targeted Credit Portfolio
DTCPX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.79% for the Portfolio and 6.40% for the Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds generally outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DTCPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Targeted Credit Portfolio – Institutional	5.79%	1.84%	2.30%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)	6.40%	2.38%	2.85%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$839,426
Number of Holdings	397
Net Advisory Fees Paid (Thousands)	$1,359
Portfolio Turnover Rate	70%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Financials	37.2%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	13.4%
Utilities	9.0%
Industrials	8.6%
Energy	4.3%
Basic Materials	3.5%
Communications	3.3%
U.S. Government	2.9%
Technology	2.7%
Other	0.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	20.9%
1 to 3 Years	17.9%
3 to 5 Years	61.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DTCPX

DFA Two-Year Global Fixed Income Portfolio
DFGFX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.16%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.57% for the Portfolio and 4.68% for the FTSE World Government Bond Index 1-2 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFGFX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA Two-Year Global Fixed Income Portfolio – Institutional	4.57%	2.17%	1.81%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-2 Years (hedged to USD)	4.68%	2.31%	2.03%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,574,960
Number of Holdings	232
Net Advisory Fees Paid (Thousands)	$6,322
Portfolio Turnover Rate	78%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	46.8%
Financials	35.2%
U.S. Government	13.6%
Energy	2.8%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	0.6%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	65.3%
1 to 3 Years	34.6%
3 to 5 Years	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFGFX

DFA World ex U.S. Government Fixed Income Portfolio
DWFIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.12% for the Portfolio and 3.66% for the FTSE Non-USD World Government Bond Index (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yield changes were mixed. Realized term premiums were mixed, with intermediate-term bonds outperforming shorter- and longer-term bonds.

Relative to the benchmark, the Portfolio’s:

•
Overweight to intermediate-term bonds denominated in the Australian dollar, Canadian dollar, and New Zealand dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter- and longer-term bonds.

•	Underweight to bonds denominated in Japanese yen contributed positively to relative performance as these bonds generally underperformed other global developed market bonds during the period.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DWFIX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
DFA World ex U.S. Government Fixed Income Portfolio – Institutional	5.12%	-1.96%	1.54%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)	4.49%	0.99%	2.62%
FTSE Non-USD World Government Bond Index (hedged to USD)	3.66%	-0.44%	2.03%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,005,698
Number of Holdings	91
Net Advisory Fees Paid (Thousands)	$1,545
Portfolio Turnover Rate	56%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	81.3%
Financials	9.5%
Energy	3.1%
Communications	2.4%
Industrials	2.2%
Utilities	1.5%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
1 to 3 Years	1.2%
5 to 10 Years	79.4%
Greater than 10 Years	19.4%
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DWFIX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DWFIX

Dimensional Retirement Income Fund
TDIFX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.48% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.34% for the ICE BofA US 3-Month Treasury Bill Index, the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real and nominal yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers. Nominal term premiums were negative within the eligible investment range, with longer-term bonds underperforming shorter-term bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds outperformed the blended fixed income and LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-TDIFX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional Retirement Income Fund – Institutional	8.48%	4.70%	4.53%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$69,893
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	20%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	47.8%
DFA One-Year Fixed Income Portfolio	32.0%
U.S. Large Company Portfolio	7.3%
U.S. Core Equity 1 Portfolio	7.2%
Large Cap International Portfolio	2.6%
Emerging Markets Core Equity 2 Portfolio	1.8%
International Core Equity 2 Portfolio	1.3%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-TDIFX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-TDIFX

Dimensional 2015 Target Date Retirement Income Fund
DRIQX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.61% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Underweight to TIPS in the 20-year+ maturity range and overweight to intermediate-term TIPS contributed positively.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DRIQX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2015 Target Date Retirement Income Fund – Institutional	9.61%	4.57%	5.37%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$24,099
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	75.1%
U.S. Core Equity 1 Portfolio	8.8%
U.S. Large Company Portfolio	8.8%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.5%
DFA LTIP Portfolio	0.5%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DRIQX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIQX

Dimensional 2020 Target Date Retirement Income Fund
DRIRX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.86% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DRIRX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2020 Target Date Retirement Income Fund – Institutional	8.86%	3.66%	5.39%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$60,956
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$1
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	65.4%
DFA LTIP Portfolio	9.7%
U.S. Core Equity 1 Portfolio	9.0%
U.S. Large Company Portfolio	9.0%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.5%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DRIRX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIRX

Dimensional 2025 Target Date Retirement Income Fund
DRIUX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 8.17% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

PAGE 1	DFA103125-DRIUX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2025 Target Date Retirement Income Fund – Institutional	8.17%	3.41%	5.68%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$124,145
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	15%
PAGE 2	DFA103125-DRIUX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA Inflation-Protected Securities Portfolio	56.5%
DFA LTIP Portfolio	18.5%
U.S. Large Company Portfolio	9.0%
U.S. Core Equity 1 Portfolio	9.0%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.6%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIUX

Dimensional 2030 Target Date Retirement Income Fund
DRIWX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.05% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

PAGE 1	DFA103125-DRIWX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2030 Target Date Retirement Income Fund – Institutional	9.05%	4.65%	6.47%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$166,379
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	13%
PAGE 2	DFA103125-DRIWX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA LTIP Portfolio	29.8%
DFA Inflation-Protected Securities Portfolio	29.3%
U.S. Core Equity 1 Portfolio	13.1%
U.S. Large Company Portfolio	13.1%
Large Cap International Portfolio	4.7%
Emerging Markets Core Equity 2 Portfolio	3.3%
International Core Equity 2 Portfolio	2.3%
DFA Short-Term Extended Quality Portfolio	2.2%
DFA Two-Year Global Fixed Income Portfolio	2.2%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIWX

Dimensional 2035 Target Date Retirement Income Fund
DRIGX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 10.86% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

PAGE 1	DFA103125-DRIGX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2035 Target Date Retirement Income Fund – Institutional	10.86%	6.93%	7.40%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$199,086
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%
PAGE 2	DFA103125-DRIGX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
DFA LTIP Portfolio	32.3%
U.S. Large Company Portfolio	18.0%
U.S. Core Equity 1 Portfolio	17.9%
DFA Inflation-Protected Securities Portfolio	8.1%
Large Cap International Portfolio	6.4%
DFA Short-Term Extended Quality Portfolio	4.8%
DFA Two-Year Global Fixed Income Portfolio	4.8%
Emerging Markets Core Equity 2 Portfolio	4.5%
International Core Equity 2 Portfolio	3.2%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIGX

Dimensional 2040 Target Date Retirement Income Fund
DRIHX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.78% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

PAGE 1	DFA103125-DRIHX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2040 Target Date Retirement Income Fund – Institutional	13.78%	10.40%	8.86%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$211,199
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	13%
PAGE 2	DFA103125-DRIHX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	22.9%
U.S. Core Equity 1 Portfolio	22.7%
DFA LTIP Portfolio	21.7%
Large Cap International Portfolio	8.1%
DFA Short-Term Extended Quality Portfolio	7.5%
DFA Two-Year Global Fixed Income Portfolio	7.4%
Emerging Markets Core Equity 2 Portfolio	5.7%
International Core Equity 2 Portfolio	4.0%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIHX

Dimensional 2045 Target Date Retirement Income Fund
DRIIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 17.13% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•
Within the Fund’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming shorter- and longer-term TIPS. Longer-term TIPS were the worst performers.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

The Fund’s Inflation-Protected LDI Component’s Underlying Funds underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Funds’:

•	Overweight to TIPS in the 20-year+ maturity range detracted from performance.

PAGE 1	DFA103125-DRIIX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2045 Target Date Retirement Income Fund – Institutional	17.13%	13.60%	10.62%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$226,178
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%
PAGE 2	DFA103125-DRIIX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	27.7%
U.S. Core Equity 1 Portfolio	27.5%
DFA Short-Term Extended Quality Portfolio	10.1%
DFA Two-Year Global Fixed Income Portfolio	10.1%
Large Cap International Portfolio	9.8%
Emerging Markets Core Equity 2 Portfolio	6.9%
International Core Equity 2 Portfolio	4.9%
DFA LTIP Portfolio	3.0%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIIX

Dimensional 2050 Target Date Retirement Income Fund
DRIJX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.38% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103125-DRIJX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2050 Target Date Retirement Income Fund – Institutional	19.38%	14.94%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$197,436
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	32.5%
U.S. Core Equity 1 Portfolio	32.4%
Large Cap International Portfolio	11.5%
Emerging Markets Core Equity 2 Portfolio	8.1%
International Core Equity 2 Portfolio	5.7%
DFA Short-Term Extended Quality Portfolio	4.9%
DFA Two-Year Global Fixed Income Portfolio	4.9%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DRIJX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIJX

Dimensional 2055 Target Date Retirement Income Fund
DRIKX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.21%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.91% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DRIKX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2055 Target Date Retirement Income Fund – Institutional	19.91%	15.03%	11.33%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$141,832
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$20
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.2%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DRIKX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRIKX

Dimensional 2060 Target Date Retirement Income Fund
DRILX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.97% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DRILX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2060 Target Date Retirement Income Fund – Institutional	19.97%	15.05%	11.33%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.38%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.83%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.03%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$116,040
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$14
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.2%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DRILX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DRILX

Dimensional 2065 Target Date Retirement Income Fund
DTDRX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 19.88% for the Fund, 21.92% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.87% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 6.06% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DTDRX

VALUE OF A $10,000 INVESTMENT (January 2, 2020 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (01/02/2020)
Dimensional 2065 Target Date Retirement Income Fund – Institutional	19.88%	15.04%	12.15%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	1.20%
S&P Global BMI Index (net div.)	21.92%	14.03%	11.43%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.87%	2.11%	2.18%
Bloomberg U.S. TIPS Index	6.06%	1.63%	2.75%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$41,831
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	21%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 1 Portfolio	34.2%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.6%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.4%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-DTDRX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DTDRX

Dimensional 2070 Target Date Retirement Income Fund
DFARX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of January 2, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.22%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
3	Annualized
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
Since inception on January 2, 2025, through October 31, 2025, total returns were 18.24% for the Fund, 20.77% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 4.15% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Fund’s fixed income benchmark, and 7.07% for the Bloomberg U.S. TIPS Index, the Fund’s LDI component’s benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. U.S. stocks underperformed stocks in developed and emerging markets.

•	Within the Fund’s eligible investment range, bond yield changes were mixed. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

•	Credit spreads were relatively narrow throughout the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.

The Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. Relative to the benchmark, the Fund’s:

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•	Emphasis on value stocks detracted.

The Fund’s Global Bond Component’s Underlying Funds outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Funds’:

•	Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

PAGE 1	DFA103125-DFARX

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (January 2, 2025 (date of the Fund’s inception) - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (01/02/2025)
Dimensional 2070 Target Date Retirement Income Fund – Institutional	18.24%
Bloomberg Global Aggregate Bond Index (hedged to USD)	4.84%
S&P Global BMI Index (net div.)	20.77%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	4.15%
Bloomberg U.S. TIPS Index	7.07%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$656
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	1%
PAGE 2	DFA103125-DFARX

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Large Company Portfolio	34.3%
U.S. Core Equity 1 Portfolio	34.1%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity 2 Portfolio	8.5%
International Core Equity 2 Portfolio	6.0%
DFA Short-Term Extended Quality Portfolio	2.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
†	Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DFARX

Emerging Markets Social Core Equity Portfolio
DFESX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.44%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 25.15% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare, energy, and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Social and sustainability considerations contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFESX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Emerging Markets Social Core Equity Portfolio – Institutional	25.15%	9.91%	8.32%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,845,414
Number of Holdings	6,217
Net Advisory Fees Paid (Thousands)	$5,885
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Samsung Electronics Co. Ltd.	3.0%
Tencent Holdings Ltd.	2.8%
SK Hynix, Inc.	2.2%
Alibaba Group Holding Ltd.	2.1%
PDD Holdings, Inc.	0.9%
HDFC Bank Ltd.	0.8%
Meituan B	0.7%
Infosys Ltd.	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	27.7%
Taiwan	22.3%
India	15.5%
South Korea	13.4%
South Africa	3.1%
Brazil	2.9%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.5%
Malaysia	1.3%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFESX

Emerging Markets Sustainability Core 1 Portfolio
DESIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.42%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.64% for the Portfolio and 27.91% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy and utility stocks underperformed the MSCI Emerging Markets Index.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Sustainability considerations contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DESIX

VALUE OF A $10,000 INVESTMENT (March 27, 2018 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (03/27/2018)
Emerging Markets Sustainability Core 1 Portfolio – Institutional	24.64%	8.65%	4.79%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	4.77%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,211,584
Number of Holdings	5,010
Net Advisory Fees Paid (Thousands)	$3,777
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Samsung Electronics Co. Ltd.	2.0%
Alibaba Group Holding Ltd.	1.9%
PDD Holdings, Inc.	0.8%
Samsung Electronics Co. Ltd.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Xiaomi Corp. B	0.6%
Meituan B	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	29.9%
Taiwan	21.4%
India	15.3%
South Korea	13.3%
Brazil	3.9%
Saudi Arabia	2.7%
South Africa	2.5%
Mexico	1.9%
United Arab Emirates	1.7%
Poland	1.2%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, the contractual expense limitation amount for the Portfolio was reduced from 0.65% to 0.42%.
PAGE 2	DFA103125-DESIX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DESIX

Global Social Core Equity Portfolio
DGBEX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.34%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.63% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare, energy, and utility stocks underperformed the MSCI All Country World IMI Index.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Social and sustainability considerations contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 19, 2019 - October 31, 2025)
PAGE 1	DFA103125-DGBEX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (11/19/2019)
Global Social Core Equity Portfolio – Institutional	21.63%	15.11%	12.12%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	12.23%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$82,522
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$13
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Social Core Equity 2 Portfolio	63.0%
International Social Core Equity Portfolio	25.1%
Emerging Markets Social Core Equity Portfolio	11.9%
†	Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025:

•	Joel P. Schneider no longer serves as a portfolio manager to the Portfolio.

•	Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DGBEX

International Large Cap Growth Portfolio
DILRX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.26%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 20.08% for the Portfolio and 17.80% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. Within large cap growth stocks, high profitability stocks outperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on large cap growth stocks with higher profitability contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DILRX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Large Cap Growth Portfolio – Institutional	20.08%	9.93%	7.91%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Growth Index (net div.)	17.80%	8.18%	7.39%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,150,621
Number of Holdings	427
Net Advisory Fees Paid (Thousands)	$2,296
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	2.7%
ASML Holding NV	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Sony Group Corp.	2.0%
Rheinmetall AG	2.0%
Nestle SA	1.9%
Safran SA	1.8%
Airbus SE	1.4%
Reckitt Benckiser Group PLC	1.4%
AstraZeneca PLC	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	22.7%
United Kingdom	13.2%
Canada	11.0%
France	9.8%
Germany	8.9%
Switzerland	8.3%
Australia	6.4%
Netherlands	3.6%
Spain	3.0%
Sweden	3.0%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DILRX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DILRX

International Small Cap Growth Portfolio
DISMX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.45%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 21.39% for the Portfolio and 23.59% for the MSCI World ex USA Small Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Focus on growth stocks detracted, as the index included stocks with relative prices too low for inclusion in the portfolio, and these stocks outperformed.

•	Focus on small cap stocks detracted, as larger stocks held by the index outperformed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DISMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Small Cap Growth Portfolio – Institutional	21.39%	7.40%	7.22%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Growth Index (net div.)	23.59%	6.29%	7.33%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$295,429
Number of Holdings	1,317
Net Advisory Fees Paid (Thousands)	$1,057
Portfolio Turnover Rate	20%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	1.1%
Babcock International Group PLC	1.1%
Finning International, Inc.	0.8%
GEA Group AG	0.8%
BE Semiconductor Industries NV	0.8%
Indra Sistemas SA	0.7%
Gaztransport Et Technigaz SA	0.7%
Accelleron Industries AG	0.7%
Temenos AG	0.6%
Orion OYJ B	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	13.2%
Canada	13.2%
Switzerland	8.2%
Australia	6.6%
Germany	6.4%
France	5.0%
Italy	4.7%
Finland	2.9%
Spain	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DISMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DISMX

International Social Core Equity Portfolio
DSCLX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.25%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 28.72% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare and energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Social and sustainability considerations contributed.

•	Emphasis on value stocks contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103125-DSCLX

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Social Core Equity Portfolio – Institutional	28.72%	13.49%	8.17%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,812,484
Number of Holdings	3,914
Net Advisory Fees Paid (Thousands)	$3,641
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.0%
SoftBank Group Corp.	0.9%
Royal Bank of Canada	0.8%
Deutsche Telekom AG	0.7%
Banco Bilbao Vizcaya Argentaria SA	0.7%
HSBC Holdings PLC	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Sony Group Corp.	0.6%
BASF SE	0.5%
Celestica, Inc.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	24.2%
Canada	12.4%
United Kingdom	10.3%
Germany	8.0%
France	6.9%
Australia	5.8%
Switzerland	5.7%
Netherlands	4.3%
Italy	3.8%
Sweden	3.3%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DSCLX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DSCLX

International Sustainability Core 1 Portfolio
DFSPX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.23%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 24.85% for the Portfolio and 23.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks outperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, outperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the MSCI World ex USA Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Sustainability considerations contributed.

•	Exclusion of REITs contributed.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFSPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
International Sustainability Core 1 Portfolio – Institutional	24.85%	12.05%	8.17%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,136,586
Number of Holdings	3,747
Net Advisory Fees Paid (Thousands)	$7,481
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.8%
Novartis AG	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Roche Holding AG	0.9%
Toyota Motor Corp.	0.8%
Novo Nordisk AS B	0.8%
AstraZeneca PLC	0.7%
SoftBank Group Corp.	0.7%
Sony Group Corp.	0.7%
Unilever PLC	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	19.8%
United Kingdom	12.8%
Canada	10.9%
Switzerland	8.6%
France	8.4%
Germany	7.7%
Netherlands	5.5%
Australia	5.3%
Sweden	3.8%
Spain	3.3%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSPX

U.S. Large Cap Growth Portfolio
DUSLX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 15.13% for the Portfolio and 30.52% for the Russell 1000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations  underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Underweight to prominent mega cap names due to diversification controls detracted.

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Emphasis on stocks with higher profitability detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DUSLX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Large Cap Growth Portfolio – Institutional	15.13%	16.58%	14.95%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$4,326,838
Number of Holdings	105
Net Advisory Fees Paid (Thousands)	$5,575
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	8.2%
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
Eli Lilly & Co.	4.5%
Visa, Inc. A	4.4%
Mastercard, Inc. A	4.2%
Oracle Corp.	3.8%
Meta Platforms, Inc. A	3.8%
AbbVie, Inc.	3.5%
Home Depot, Inc.	3.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	34.7%
Industrials	12.9%
Health Care	12.6%
Financials	10.2%
Consumer Staples	9.7%
Consumer Discretionary	9.5%
Communication Services	6.4%
Utilities	1.9%
Energy	1.5%
Materials	0.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DUSLX

U.S. Small Cap Growth Portfolio
DSCGX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.31%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.51% for the Portfolio and 18.81% for the Russell 2000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks  underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Growth Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of small cap stocks with high asset growth detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DSCGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Small Cap Growth Portfolio – Institutional	6.51%	13.07%	10.10%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$1,734,829
Number of Holdings	570
Net Advisory Fees Paid (Thousands)	$4,268
Portfolio Turnover Rate	18%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Ciena Corp.	1.1%
Carpenter Technology Corp.	0.9%
BWX Technologies, Inc.	0.8%
Medpace Holdings, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Pegasystems, Inc.	0.7%
Lumen Technologies, Inc.	0.7%
Hasbro, Inc.	0.7%
NEXTracker, Inc. A	0.7%
Norwegian Cruise Line Holdings Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Industrials	29.1%
Consumer Discretionary	17.4%
Information Technology	15.2%
Health Care	11.1%
Financials	11.0%
Materials	5.6%
Consumer Staples	4.8%
Communication Services	3.1%
Energy	2.2%
Real Estate	0.4%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DSCGX

U.S. Social Core Equity 2 Portfolio
DFUEX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.39% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s social and sustainability considerations generally result in a lesser weight to companies in the healthcare, energy, and utilities sectors. Healthcare and energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

•	Social and sustainability considerations contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFUEX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Social Core Equity 2 Portfolio – Institutional	18.39%	17.18%	13.06%
Russell 3000® Index	20.81%	16.74%	14.08%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$2,187,710
Number of Holdings	2,147
Net Advisory Fees Paid (Thousands)	$3,587
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. A	2.7%
Alphabet, Inc. A	1.7%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc. C	1.3%
Broadcom, Inc.	1.1%
Visa, Inc. A	0.9%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	32.5%
Financials	17.9%
Industrials	13.4%
Consumer Discretionary	11.8%
Communication Services	8.9%
Consumer Staples	4.7%
Health Care	4.6%
Materials	2.8%
Energy	1.9%
Utilities	1.1%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFUEX

U.S. Sustainability Core 1 Portfolio
DFSIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 18.32% for the Portfolio and 20.81% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks  underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks and small cap stocks. The Fund’s sustainability considerations generally result in a lesser weight to companies in the energy and utilities sectors. Energy stocks underperformed the Russell 3000® Index. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Exclusion of REITs contributed.

•	Sustainability considerations contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-DFSIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
U.S. Sustainability Core 1 Portfolio – Institutional	18.32%	17.06%	14.19%
Russell 3000® Index	20.81%	16.74%	14.08%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$8,006,580
Number of Holdings	1,960
Net Advisory Fees Paid (Thousands)	$10,846
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.3%
Meta Platforms, Inc. A	3.2%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.5%
Alphabet, Inc. A	2.3%
Broadcom, Inc.	2.2%
Alphabet, Inc. C	1.9%
JPMorgan Chase & Co.	1.7%
Tesla, Inc.	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	28.9%
Financials	17.3%
Industrials	13.0%
Consumer Discretionary	11.9%
Communication Services	10.1%
Health Care	9.9%
Consumer Staples	4.1%
Materials	2.3%
Energy	1.4%
Utilities	0.7%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-DFSIX

U.S. Sustainability Targeted Value Portfolio
DAABX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.33%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.97% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with higher profitability detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Exclusion of small cap stocks with high asset growth detracted.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DAABX

VALUE OF A $10,000 INVESTMENT (July 7, 2020 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/07/2020)
U.S. Sustainability Targeted Value Portfolio – Institutional	6.97%	15.86%	17.55%
Russell 3000® Index	20.81%	16.74%	16.81%
Russell 2000® Value Index	9.87%	13.85%	15.03%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$519,168
Number of Holdings	1,117
Net Advisory Fees Paid (Thousands)	$1,383
Portfolio Turnover Rate	20%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Viatris, Inc.	0.8%
CNH Industrial NV	0.8%
Toll Brothers, Inc.	0.8%
WESCO International, Inc.	0.7%
TD SYNNEX Corp.	0.7%
LKQ Corp.	0.6%
Campbell’s Co.	0.6%
J.M. Smucker Co.	0.6%
Universal Health Services, Inc. B	0.6%
Elanco Animal Health, Inc.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	28.7%
Industrials	18.3%
Consumer Discretionary	16.6%
Health Care	9.2%
Information Technology	8.7%
Consumer Staples	4.9%
Materials	4.9%
Communication Services	3.7%
Energy	3.3%
Real Estate	1.3%
Utilities	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DAABX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DAABX

Dimensional VA Equity Allocation Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.31%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 17.91% for the Portfolio and 22.00% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps. US stocks underperformed developed es US and emerging markets stocks.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (July 10, 2017 - October 31, 2025)
PAGE 1	DFA103125-VAEA

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (07/10/2017)
Dimensional VA Equity Allocation Portfolio – Institutional	17.91%	15.75%	11.28%
MSCI All Country World IMI Index (net div.)	22.00%	14.26%	11.24%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$259,674
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$220
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 1 Portfolio	28.7%
U.S. Large Company Portfolio	23.1%
Dimensional VA U.S. Targeted Value Portfolio	12.8%
International Core Equity 2 Portfolio	11.7%
Emerging Markets Core Equity 2 Portfolio	8.5%
Dimensional VA U.S. Large Value Portfolio	7.1%
Dimensional VA International Small Portfolio	3.6%
Dimensional VA International Value Portfolio	2.7%
DFA Real Estate Securities Portfolio	1.3%
DFA International Real Estate Securities Portfolio	0.5%
†	Excludes cash investments, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-VAEA

Dimensional VA Global Bond Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.75% for the Portfolio and 5.29% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

Relative to the benchmark, the Portfolio’s:

•	Shorter duration detracted from relative performance during a period when shorter-term bonds underperformed longer-term bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-VAGB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Global Bond Portfolio – Institutional	4.75%	1.32%	1.71%
Bloomberg Global Aggregate Bond Index (hedged to USD)	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	5.29%	1.71%	2.01%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$356,189
Number of Holdings	241
Net Advisory Fees Paid (Thousands)	$647
Portfolio Turnover Rate	41%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
Foreign Government	67.8%
Financials	24.2%
Consumer, Non-cyclical	3.1%
U.S. Government	1.9%
Energy	0.9%
Industrials	0.9%
Consumer, Cyclical	0.7%
Communications	0.4%
Technology	0.1%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.1%
1 to 3 Years	25.5%
3 to 5 Years	45.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-VAGB

Dimensional VA Global Moderate Allocation Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.28%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 13.57% for the Portfolio and 15.81% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 65% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS

•
Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks underperformed low profitability stocks within large caps and small caps.

•
Global bond yield changes were mixed during the period. Realized term premiums were positive in the short- to intermediate-term maturity range, with intermediate-term bonds outperforming short-term bonds. Credit spreads remained narrow throughout the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.

Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations detracted.

•	Emphasis on value stocks detracted.

•	Greater weight in U.S. stocks detracted from performance as U.S. stocks underperformed developed and emerging markets stocks.

•
Inclusion of bonds in the three- to five-year maturity range contributed positively as these bonds outperformed bonds in the one- to three-year maturity range. Inclusion of corporate bonds also contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-VAGMA

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Global Moderate Allocation Portfolio – Institutional	13.57%	10.61%	8.27%
S&P Global BMI Index (net div.)	21.92%	14.03%	10.88%
VA Global Moderate Allocation Fund Custom Benchmark[1]	15.81%	9.97%	7.96%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	4.87%	2.11%	2.01%
1	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$267,911
Number of Holdings	13
Net Advisory Fees Paid (Thousands)	$188
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Portfolio Allocation (% of Total Investments)†
U.S. Core Equity 2 Portfolio	32.6%
DFA Selectively Hedged Global Fixed Income Portfolio	12.5%
Dimensional VA Global Bond Portfolio	12.5%
U.S. Core Equity 1 Portfolio	11.7%
International Core Equity 2 Portfolio	10.5%
Emerging Markets Core Equity 2 Portfolio	5.5%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
†	Excludes cash investments, if any.
PAGE 2	DFA103125-VAGMA

How Did the Portfolio Change?
Effective February 28, 2025, Mary T. Phillips no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-VAGMA

Dimensional VA International Small Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during and following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 27.09% for the Portfolio and 25.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes from purchase small cap growth stocks with low profitability. These stocks underperformed within the MSCI World ex USA Small Cap Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Exclusion of small cap stocks with the lowest profitability and highest relative prices contributed.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103125-VAIS

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA International Small Portfolio – Institutional	27.09%	12.23%	8.18%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Index (net div.)	25.75%	9.81%	7.60%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$379,469
Number of Holdings	3,607
Net Advisory Fees Paid (Thousands)	$1,182
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
BAWAG Group AG	0.5%
Swissquote Group Holding SA	0.4%
Belimo Holding AG	0.4%
Swiss Prime Site AG	0.4%
Gaztransport Et Technigaz SA	0.3%
Orion OYJ B	0.3%
Aritzia, Inc.	0.3%
PSP Swiss Property AG	0.3%
Hensoldt AG	0.3%
Accelleron Industries AG	0.3%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.6%
Canada	12.8%
United Kingdom	12.3%
Switzerland	7.7%
Germany	6.9%
Australia	6.5%
France	5.8%
Italy	4.0%
Sweden	3.0%
Finland	2.7%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
PAGE 2	DFA103125-VAIS

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-VAIS

Dimensional VA International Value Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during and following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.27%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 31.47% for the Portfolio and 29.49% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations outperformed larger stocks. Within large cap stocks, value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Developed ex U.S. REITs underperformed Developed ex U.S. equities as measured by the S&P Developed ex U.S. REIT Index and MSCI World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-VAIV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA International Value Portfolio – Institutional	31.47%	19.36%	9.05%
MSCI World ex USA Index (net div.)	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.)	29.49%	17.25%	7.84%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$658,313
Number of Holdings	504
Net Advisory Fees Paid (Thousands)	$1,422
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.6%
TotalEnergies SE	2.2%
Banco Santander SA	2.1%
Toyota Motor Corp.	1.9%
HSBC Holdings PLC	1.8%
Zurich Insurance Group AG	1.3%
Barrick Mining Corp.	1.2%
Toronto-Dominion Bank	1.1%
Cie de Saint-Gobain SA	1.0%
BASF SE	1.0%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.3%
United Kingdom	12.9%
Canada	11.4%
France	9.4%
Germany	9.3%
Switzerland	8.6%
Australia	5.9%
Netherlands	4.3%
Spain	3.2%
Sweden	2.7%
Excludes short-term investments and collateral for loaned securities, if any.
How Did the Portfolio Change?
Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2025, Brendan J. McAndrews was added as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-VAIV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-VAIV

Dimensional VA Short-Term Fixed Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 4.46% for the Portfolio and 4.34% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range (AAA/AA rated bonds), bond yields decreased. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds.

Relative to the benchmark, the Portfolio’s:

•	Inclusion of commercial paper and floating-rate notes contributed positively to relative performance as these bonds outperformed treasury bills.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-VASTF

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA Short-Term Fixed Portfolio – Institutional	4.46%	2.50%	1.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index[1]	4.34%	3.04%	2.12%
1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$406,367
Number of Holdings	144
Net Advisory Fees Paid (Thousands)	$392
Portfolio Turnover Rate	79%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	47.4%
Financials	26.1%
Foreign Government	23.8%
Consumer, Cyclical	1.4%
Energy	1.3%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	73.0%
1 to 3 Years	27.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-VASTF

Dimensional VA U.S. Large Value Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 9.38% for the Portfolio and 11.15% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within large cap stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Emphasis on stocks with higher profitability detracted.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-VAUSLV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA U.S. Large Value Portfolio – Institutional	9.38%	15.12%	9.72%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$713,681
Number of Holdings	396
Net Advisory Fees Paid (Thousands)	$1,277
Portfolio Turnover Rate	18%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.2%
Johnson & Johnson	2.1%
Berkshire Hathaway, Inc. B	2.0%
UnitedHealth Group, Inc.	1.8%
Chevron Corp.	1.7%
Cisco Systems, Inc.	1.7%
Micron Technology, Inc.	1.4%
Wells Fargo & Co.	1.3%
AT&T, Inc.	1.2%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	23.6%
Industrials	15.2%
Health Care	14.6%
Information Technology	12.6%
Energy	10.2%
Materials	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	4.0%
Real Estate	0.4%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-VAUSLV

Dimensional VA U.S. Targeted Value Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.29%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 5.66% for the Portfolio and 9.87% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks but outperformed mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks. The Fund excludes from purchase small cap stocks with high asset growth. These stocks outperformed within the Russell 2000® Value Index. The Fund also excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. U.S. REITs underperformed U.S. equities as measured by the Dow Jones U.S. Select REIT Index and Russell indices.
Relative to the benchmark, the Portfolio’s:

•	Emphasis on stocks with higher profitability detracted.

•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.

•	Exclusion of small cap stocks with high asset growth detracted.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103125-VAUSTV

VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VA U.S. Targeted Value Portfolio – Institutional[1]	5.66%	18.28%	10.05%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$726,117
Number of Holdings	1,327
Net Advisory Fees Paid (Thousands)	$1,885
Portfolio Turnover Rate	30%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
TD SYNNEX Corp.	0.7%
WESCO International, Inc.	0.6%
Ally Financial, Inc.	0.6%
Toll Brothers, Inc.	0.6%
Elanco Animal Health, Inc.	0.6%
First Horizon Corp.	0.5%
Viatris, Inc.	0.5%
Invesco Ltd.	0.5%
BorgWarner, Inc.	0.5%
Alcoa Corp.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	29.1%
Industrials	16.7%
Consumer Discretionary	13.7%
Energy	9.1%
Health Care	7.3%
Materials	6.9%
Information Technology	6.8%
Consumer Staples	5.5%
Communication Services	3.3%
Real Estate	1.1%
Utilities	0.5%
Excludes short-term investments and collateral for loaned securities, if any.
PAGE 2	DFA103125-VAUSTV

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-VAUSTV

Dimensional VIT Inflation-Protected Securities Portfolio
Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 6.54% for the Portfolio and 6.06% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS

•	Within the Portfolio’s eligible investment range, real yield changes were mixed. Realized real term premiums were mixed, with intermediate-term TIPS outperforming longer and shorter-term TIPS.

Relative to the benchmark, the Portfolio’s:

•	Underweight to short- and long-term TIPS and overweight to intermediate-term TIPS contributed positively to relative performance.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2015 - October 31, 2025)
PAGE 1	DFA103125-VAVIT

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional VIT Inflation-Protected Securities Portfolio – Institutional	6.54%	1.59%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. TIPS Index	6.06%	1.63%	3.02%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$229,149
Number of Holdings	24
Net Advisory Fees Paid (Thousands)	$191
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Sector Allocation (% of Total Investments)†
U.S. Government	100.0%
†	Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
1 to 3 Years	2.7%
3 to 5 Years	35.3%
5 to 10 Years	41.9%
Greater than 10 Years	20.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103125-VAVIT

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
DADIX | Institutional
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of May 6, 2025 to October 31, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28[1]	0.52%2,[3]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
Since inception on May 6, 2025, through October 31, 2025, total returns were 18.19% for the Fund and 15.82% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Fund’s style benchmark.
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks and underperformed other large cap stocks. Mid cap stocks outperformed large cap stocks. Small and mid cap value stocks outperformed small and mid cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks. The Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the S&P Global ex U.S. REIT Index and MSCI All Country World ex USA indices.
Relative to the benchmark, the Portfolio’s:

•	Focus on value stocks contributed, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks underperformed.

•	Exclusion of REITs contributed.

HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103125-DADIX

VALUE OF A $10,000 INVESTMENT (May 6, 2025 - October 31, 2025)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

Since Inception (05/06/2025)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio – Institutional	18.19%
MSCI All Country World ex USA IMI Index (net div.)	16.24%
MSCI All Country World ex USA SMID Value Index (net div.)	15.82%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$117,687
Number of Holdings	1,263
Net Advisory Fees Paid (Thousands)	$133
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Baidu, Inc. A	0.8%
Bank of Ireland Group PLC	0.7%
Banco BPM SpA	0.7%
Magna International, Inc.	0.6%
NN Group NV	0.6%
Julius Baer Group Ltd.	0.6%
Sandoz Group AG	0.6%
ABN AMRO Bank NV	0.6%
UPM-Kymmene OYJ	0.6%
Centrica PLC	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	14.5%
China	10.1%
United Kingdom	8.4%
Canada	7.6%
Taiwan	6.2%
Switzerland	6.0%
India	5.3%
Italy	4.1%
Australia	4.0%
South Korea	4.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103125-DADIX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103125-DADIX

(b)	Not applicable.
ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees

Fiscal Year Ended October 31, 2025:	$2,101,157
Fiscal Year Ended October 31, 2024:	$2,199,915

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$166,001
	Fiscal Year Ended October 31, 2024:	$172,986

For fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements, and for 2025, $5,100 for review of an N-14 registration statement

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2025:	$240,000
Fiscal Year Ended October 31, 2024:	$240,000

For the fiscal years ended October 31, 2025 and October 31, 2024, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2025:	$0
	Fiscal Year Ended October 31, 2024:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional ETF Trust

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General
1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.
2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.
B.	Pre-Approval of Audit Services to the Funds
1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.
2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.
3.	Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).
C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services
1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.
3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.
4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.
5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.
D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis
1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.
2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.
3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:
(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or
(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.
E.	Amendment; Annual Review
1.	The Committee may amend these procedures from time to time.
2.	These procedures shall be reviewed annually by the Committee.
F.	Recordkeeping
1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.
2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.
(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2025 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2025:	$1,893,459
Fiscal Year Ended October 31, 2024:	$1,711,291

Aggregate non-audit fees & services rendered to the Registrant, and rendered to the Registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Please see Financial Statements included below.

(b)       Please see Financial Highlights included below.

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of October 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
~	Security pledged as collateral for Swap Agreements.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

2

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.155%, 02/10/27	16,300	$16,303,314
BONDS — (19.7%)
African Development Bank
	0.875%, 03/23/26	2,125	2,099,558
Asian Development Bank
	4.250%, 01/09/26	1,370	1,370,221
	0.500%, 02/04/26	25,000	24,776,437
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.166%, 06/16/26	2,503	2,515,190
Asian Infrastructure Investment Bank
	0.500%, 01/27/26	8,510	8,440,040
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.322%, 04/15/26	25,000	25,011,000
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.816%, 03/18/26	22,007	22,036,608
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.966%, 07/16/27	23,750	23,863,457
(r)	4.966%, 07/16/27	17,200	17,282,167
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.097%, 01/18/27	8,100	8,148,631
(r)	5.097%, 01/18/27	3,576	3,597,470
Bank of England Euro Notes
	4.625%, 03/06/26	13,800	13,829,070
CDP Financial, Inc.
	4.500%, 02/13/26	10,447	10,455,960
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.588%, 02/26/27	19,870	19,912,124
Citibank NA, SOFR + 0.781%, FRN
(r)	4.988%, 05/29/27	29,541	29,753,773
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.810%, 05/27/27	40,840	40,992,693
		Face Amount	Value†
		(000)

	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.838%, 08/28/26	28,965	$29,040,309
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.436%, 03/11/26	17,975	18,047,466
	European Bank for Reconstruction & Development
	0.500%, 01/28/26	14,191	14,073,970
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.336%, 09/16/26	800	800,024
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.384%, 04/12/27	18,220	18,235,944
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.466%, 10/04/27	46,000	46,077,715
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.525%, 02/23/27	3,249	3,252,769
	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.474%, 01/12/27	27,400	27,438,475
	International Finance Corp., SOFR + 0.270%, FRN
(r)	4.347%, 07/30/27	77,284	77,327,045
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.689%, 04/29/26	10,000	10,019,544
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.186%, 12/08/26	2,500	2,518,032
	Kommunalbanken AS
Ω	0.500%, 01/13/26	13,524	13,429,889
	Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26	13,414	13,315,266

3

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26	12,450	$12,457,652
	4.875%, 03/09/26	23,655	23,715,649
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.636%, 09/15/27	5,100	5,129,575
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26	3,400	3,423,633
National Australia Bank Ltd.
	4.750%, 12/10/25	5,000	5,001,110
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.919%, 12/10/25	21,160	21,172,059
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27	3,500	3,510,593
Oesterreichische Kontrollbank AG
	4.625%, 11/03/25	10,965	10,965,000
OMERS Finance Trust
	1.100%, 03/26/26	38,417	37,966,878
Province of Ontario
	0.625%, 01/21/26	56,800	56,368,573
Svensk Exportkredit AB
	4.375%, 02/13/26	1,645	1,646,007
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26	3,900	3,922,582
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.408%, 06/15/26	9,792	9,856,830
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27	18,600	18,606,882
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.505%, 04/28/27	29,582	29,686,353
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.236%, 12/11/26	3,600	3,637,519
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.706%, 04/16/26	25,500	25,522,720
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.747%, 10/20/26	53,600	53,690,390
	Face Amount	Value†
	(000)

Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 5.015%, 11/17/25	25,000	$25,005,775
TOTAL BONDS		878,946,627
U.S. TREASURY OBLIGATIONS — (23.2%)
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.864%, 01/31/27	83,000	82,912,155
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 3.916%, 04/30/26	137,542	137,515,308
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.926%, 04/30/27	358,850	358,747,186
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.956%, 10/31/27	200,000	200,028,980
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 3.971%, 10/31/26	45,000	45,008,913
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.011%, 01/31/26	125,000	125,017,889
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.925%, 07/31/27	86,000	85,982,586
TOTAL U.S. TREASURY OBLIGATIONS		1,035,213,017

COMMERCIAL PAPER — (51.3%)
Alphabet, Inc.
Ω	4.144%, 12/05/25	65,000	64,752,805
Apple, Inc.
Ω	4.069%, 11/19/25	16,500	16,466,234
Australia & New Zealand Banking Group Ltd.
Ω	3.986%, 11/25/25	7,509	7,488,611
Ω	4.003%, 01/02/26	9,638	9,571,293
BNG Bank NV
Ω	4.114%, 11/24/25	45,000	44,882,460
Ω	4.074%, 12/19/25	23,965	23,836,806

4

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Caisse d'Amortissement de la Dette Sociale
Ω	4.263%, 12/05/25	15,000	$14,943,027
Caisse des Depots et Consignations
Ω	4.418%, 11/03/25	13,000	12,995,766
Ω	4.168%, 11/17/25	45,000	44,917,254
Ω	4.324%, 11/26/25	5,000	4,985,874
Ω	4.069%, 02/10/26	10,000	9,888,763
CDP Financial, Inc.
Ω	4.436%, 01/28/26	27,000	26,735,559
Ω	4.068%, 11/26/25	15,000	14,957,079
Ω	4.068%, 12/01/25	17,250	17,191,643
Cisco Systems, Inc.
Ω	4.085%, 11/21/25	8,500	8,480,533
DBS Bank Ltd.
Ω	4.327%, 12/08/25	26,000	25,892,272
DNB Bank ASA
Ω	3.938%, 01/26/26	25,000	24,765,525
Equinor ASA
Ω	4.254%, 12/08/25	25,000	24,895,745
Ω	4.200%, 12/10/25	40,000	39,824,296
Erste Abwicklungsanstalt
Ω	4.212%, 11/12/25	25,500	25,466,628
Ω	4.135%, 12/04/25	23,000	22,915,008
Ω	4.090%, 01/26/26	21,500	21,297,623
Ω	4.111%, 01/29/26	45,000	44,562,375
European Investment Bank
	4.191%, 11/12/25	15,000	14,980,575
	4.192%, 11/12/25	21,000	20,972,805
	4.151%, 11/17/25	17,500	17,467,931
	3.924%, 02/17/26	45,000	44,465,121
	4.041%, 02/17/26	25,000	24,702,845
Export Development Canada
	4.415%, 11/04/25	15,000	14,993,481
	4.433%, 11/05/25	9,000	8,995,095
	4.400%, 11/24/25	28,100	28,028,176
Johnson & Johnson
Ω	3.933%, 02/02/26	25,000	24,749,333
Ω	3.940%, 02/02/26	45,000	44,548,798
Kreditanstalt fuer Wiederaufbau
Ω	4.200%, 12/10/25	26,500	26,387,227
Ω	4.074%, 12/18/25	13,000	12,933,475
Ω	4.082%, 12/22/25	25,000	24,861,260
Ω	4.000%, 02/09/26	5,000	4,945,067
Ω	4.018%, 02/10/26	15,000	14,833,316
Ω	3.956%, 03/03/26	25,000	24,666,363
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.024%, 01/13/26	41,000	40,671,205
Ω	4.018%, 02/02/26	45,000	44,543,785
Ω	3.964%, 02/10/26	42,000	41,537,328
		Face Amount	Value†
		(000)
National Securities Clearing Corp.
Ω	4.187%, 11/14/25	29,000	$28,956,030
Ω	3.996%, 01/20/26	31,728	31,447,804
Ω	3.972%, 02/06/26	15,000	14,839,907
Ω	3.958%, 02/20/26	45,500	44,942,366
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	35,000	34,988,425
Ω	4.156%, 11/18/25	27,000	26,947,066
Nestle Finance International Ltd.
Ω	4.317%, 11/03/25	42,825	42,811,052
Ω	4.324%, 11/18/25	2,000	1,996,077
Ω	4.224%, 11/25/25	14,000	13,961,899
NRW Bank
Ω	3.989%, 12/03/25	32,000	31,887,594
Ω	4.022%, 03/26/26	10,100	9,944,348
Procter & Gamble Co.
Ω	4.090%, 12/08/25	20,000	19,919,116
Ω	4.094%, 12/15/25	24,641	24,523,494
Ω	3.994%, 01/23/26	8,000	7,928,134
Ω	3.994%, 01/27/26	46,000	45,567,839
Province of Ontario
	4.017%, 02/06/26	50,000	49,472,525
Province of Quebec
Ω	3.977%, 01/06/26	22,000	21,841,230
PSP Capital, Inc.
Ω	4.099%, 12/05/25	25,000	24,904,560
Ω	4.014%, 01/15/26	18,000	17,850,533
Ω	3.994%, 01/20/26	45,000	44,602,596
Ω	3.973%, 01/20/26	10,000	9,911,688
Ω	3.994%, 01/22/26	15,000	14,864,376
Ω	3.949%, 02/25/26	10,000	9,871,755
Queensland Treasury Corp.
	4.496%, 12/12/25	6,550	6,520,091
Sanofi SA
Ω	4.464%, 11/10/25	5,000	4,994,507
Ω	4.268%, 11/25/25	25,000	24,931,887
Ω	4.300%, 11/25/25	26,000	25,929,163
Ω	4.045%, 12/17/25	6,000	5,969,260
Ω	4.115%, 12/17/25	10,000	9,948,766
Ω	4.328%, 12/29/25	22,000	21,858,650
Ω	4.039%, 02/10/26	20,000	19,780,246
Ω	4.051%, 02/10/26	8,500	8,406,605
Siemens Capital Co. LLC
Ω	4.038%, 11/26/25	25,000	24,929,715
Ω	4.059%, 11/26/25	16,500	16,453,612
Ω	4.026%, 12/08/25	25,750	25,644,196
Ω	4.028%, 01/09/26	13,000	12,902,006
Ω	3.979%, 02/13/26	44,000	43,507,200
Svensk Exportkredit AB
	3.888%, 03/04/26	25,000	24,664,510

5

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	4.023%, 03/11/26	45,000	$44,363,178
	3.958%, 03/16/26	45,500	44,832,383
Toronto-Dominion Bank
Ω	4.221%, 12/16/25	45,000	44,769,087
Ω	4.200%, 12/18/25	45,000	44,758,908
Ω	4.072%, 03/02/26	30,000	29,599,776
TotalEnergies Capital SA
Ω	4.183%, 11/04/25	34,000	33,984,992
Ω	4.107%, 11/21/25	47,500	47,391,329
Ω	4.122%, 12/01/25	30,000	29,898,183
Walmart, Inc.
Ω	4.022%, 12/02/25	27,000	26,906,143
Ω	4.034%, 12/02/25	55,000	54,808,809
Ω	3.991%, 12/04/25	12,500	12,453,825
TOTAL COMMERCIAL PAPER (Cost $2,295,282,658)			2,295,183,806
TOTAL INVESTMENT SECURITIES (Cost $4,225,842,753)			4,225,646,764

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (5.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	238,154,205	$238,154,205
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	446,366	5,163,110
TOTAL INVESTMENTS — (100.0%)
(Cost $4,469,160,068)			$4,468,964,079
As of October 31, 2025, the value of Rule 144A securities amounted to $2,071,350,039 or 48.8% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$16,303,314	—	$16,303,314
Bonds	—	878,946,627	—	878,946,627
U.S. Treasury Obligations	—	1,035,213,017	—	1,035,213,017
Commercial Paper	—	2,295,183,806	—	2,295,183,806
Temporary Cash Investments	$238,154,205	—	—	238,154,205
Securities Lending Collateral	—	5,163,110	—	5,163,110
Total Investments in Securities	$238,154,205	$4,230,809,874	—	$4,468,964,079
See accompanying Notes to Financial Statements.
6

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Banks Funding Corp.
(r)	SOFR + 0.115%, FRN, 4.155%, 02/10/27		7,000	$7,001,423
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.260%, 07/07/28		4,350	4,363,522
TOTAL AGENCY OBLIGATIONS				11,364,945
BONDS — (41.6%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.920%, FRN, 4.582%, 11/04/25	AUD	10,000	6,543,000
(r)Ω	SOFR + 0.560%, FRN, 4.816%, 03/18/26		22,007	22,036,608
(r)	SOFR + 0.810%, FRN, 5.097%, 01/18/27		23,000	23,138,088
Ω	SOFR + 0.810%, FRN, 5.097%, 01/18/27		1,125	1,131,754
(r)	3M Swap + 0.700%, FRN, 4.259%, 06/18/27	AUD	10,000	6,566,620
(r)	SOFR + 0.680%, FRN, 4.966%, 07/16/27		2,400	2,411,465
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 09/30/27		12,353	12,412,300
(r)	3M Swap + 1.200%, FRN, 4.862%, 11/04/27	AUD	6,500	4,308,748
(r)	3M Swap + 0.680%, FRN, 4.270%, 02/18/28	AUD	22,000	14,439,222
(r)	3M Swap + 0.930%, FRN, 4.513%, 09/11/28	AUD	4,800	3,167,367
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
(r)	3M Swap + 0.900%, FRN, 4.475%, 01/13/26	AUD	3,500	$2,292,706
(r)Ω	SOFR + 0.750%, FRN, 5.015%, 03/13/26		500	500,941
(r)	3M Swap + 0.700%, FRN, 4.193%, 07/22/27	AUD	1,500	985,081
(r)	3M Swap + 1.020%, FRN, 4.610%, 08/18/27	AUD	3,070	2,027,121
(r)	SOFR + 0.640%, FRN, 4.905%, 03/14/28		10,000	10,047,480
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	11,900	7,862,630
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 4.475%, 11/25/25	AUD	23,500	15,380,662
(r)Ω	SOFR + 0.650%, FRN, 4.919%, 12/10/25		6,368	6,371,629
(r)	3M Swap + 0.780%, FRN, 4.414%, 05/12/26	AUD	13,750	9,017,587
(r)	3M Swap + 0.410%, FRN, 3.965%, 08/24/26	AUD	4,000	2,618,404
(r)	3M Swap + 0.700%, FRN, 4.190%, 10/18/27	AUD	16,000	10,503,870
(r)Ω	SOFR + 0.600%, FRN, 4.892%, 10/26/27		37,729	37,973,484
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	12,500	8,287,690
(r)	3M Swap + 0.780%, FRN, 4.339%, 04/14/28	AUD	23,900	15,709,077
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	9,500	6,278,132

7

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.332%, 09/27/27	AUD	9,540	$6,262,808
(r)	3M Swap + 1.250%, FRN, 4.830%, 12/14/27	AUD	2,300	1,524,950
(r)	3M Swap + 0.730%, FRN, 4.289%, 07/28/28	AUD	10,000	6,559,488
Westpac Banking Corp.
(r)	SOFR + 0.720%, FRN, 5.015%, 11/17/25		25,000	25,005,775
(r)	3M Swap + 0.750%, FRN, 4.340%, 02/16/26	AUD	13,500	8,844,091
#(r)	SOFR + 0.420%, FRN, 4.706%, 04/16/26		5,000	5,004,455
(r)	3M Swap + 1.230%, FRN, 4.888%, 11/11/27	AUD	10,000	6,631,919
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	15,000	9,908,817
(r)	3M Swap + 0.930%, FRN, 4.478%, 09/19/28	AUD	900	593,981
TOTAL AUSTRALIA				302,347,950
CANADA — (4.0%)
Canada Government Bonds
	4.500%, 11/01/25	CAD	78,000	55,604,649
	4.500%, 02/01/26	CAD	46,700	33,464,976
	0.250%, 03/01/26	CAD	6,100	4,321,082
Canada Housing Trust No. 1
Ω	1.950%, 12/15/25	CAD	22,000	15,678,814
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.746%, 09/15/27	CAD	5,000	3,570,603
CDP Financial, Inc.
	4.500%, 02/13/26		6,228	6,233,341
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.436%, 03/11/26		1,660	1,666,692
OMERS Finance Trust
	1.100%, 03/26/26		26,083	25,777,392
Province of Ontario
	8.500%, 12/02/25	CAD	3,800	2,722,572
			Face Amount^	Value†
			(000)

CANADA — (Continued)
PSP Capital, Inc.
	3.000%, 11/05/25	CAD	50,200	$35,793,024
TOTAL CANADA				184,833,145
FINLAND — (0.4%)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.872%, 03/19/27		16,687	16,769,721
FRANCE — (0.3%)
Caisse d'Amortissement de la Dette Sociale
	4.625%, 11/02/25		9,200	9,200,000
#Ω	4.000%, 01/25/26		5,546	5,543,576
TOTAL FRANCE				14,743,576
GERMANY — (0.7%)
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		12,500	12,407,994
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26		7,140	7,144,388
	4.875%, 03/09/26		13,131	13,164,666
TOTAL GERMANY				32,717,048
NETHERLANDS — (3.9%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.858%, 07/07/28		31,000	31,055,629
BNG Bank NV, SOFR + 1.000%, FRN
#(r)Ω	5.162%, 03/17/28		35,000	35,512,516
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.838%, 08/28/26		24,690	24,754,194
(r)	SOFR + 0.710%, FRN, 4.900%, 03/05/27		13,000	13,069,054
(r)	SOFR + 0.590%, FRN, 4.810%, 05/27/27		34,340	34,468,390
(r)	3M Swap + 0.650%, FRN, 4.223%, 08/20/27	AUD	12,700	8,327,641

8

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.298%, 05/26/28	AUD	22,110	$14,508,381
(r)	SOFR + 0.590%, FRN, 4.683%, 10/17/28		18,070	18,085,540
TOTAL NETHERLANDS				179,781,345
NEW ZEALAND — (3.9%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	253,500	135,894,341
New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	81,000	45,442,267
TOTAL NEW ZEALAND				181,336,608
NORWAY — (1.7%)
Kommunalbanken AS
Ω	0.500%, 01/13/26		10,456	10,383,239
(r)	SOFR + 1.000%, FRN, 5.162%, 06/17/26		8,598	8,637,023
(r)Ω	SOFR + 0.400%, FRN, 4.618%, 03/03/28		60,600	60,715,118
TOTAL NORWAY				79,735,380
SINGAPORE — (2.3%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.318%, 02/26/27	AUD	19,550	12,843,626
(r)	3M Swap + 0.670%, FRN, 4.242%, 02/21/28	AUD	20,000	13,115,050
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.858%, 03/21/28		10,000	10,040,933
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		27,480	27,490,168
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 4.290%, 03/16/26	AUD	6,500	4,259,244
(r)	3M Swap + 0.410%, FRN, 3.946%, 08/27/26	AUD	5,000	3,271,827
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/24/27	AUD	9,200	$6,039,785
(r)	3M Swap + 0.720%, FRN, 4.290%, 04/16/27	AUD	10,000	6,564,526
(r)	3M Swap + 0.650%, FRN, 4.212%, 02/28/28	AUD	31,250	20,465,276
TOTAL SINGAPORE				104,090,435
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.5%)
African Development Bank
	0.875%, 03/23/26		1,445	1,427,700
Asian Development Bank
	4.250%, 01/09/26		10,186	10,187,641
	0.500%, 02/04/26		7,993	7,921,522
	0.750%, 02/10/26	CAD	5,319	3,776,298
(r)	SOFR + 1.000%, FRN, 5.166%, 06/16/26		809	812,940
(r)	SOFR + 1.000%, FRN, 5.237%, 08/27/26		11,740	11,820,302
(r)	SOFR + 1.000%, FRN, 5.115%, 04/06/27		22,254	22,488,802
Asian Infrastructure Investment Bank
	0.500%, 01/27/26		6,544	6,490,203
(r)	SOFR + 0.220%, FRN, 4.322%, 04/15/26		25,000	25,011,000
European Bank for Reconstruction & Development
	0.500%, 01/28/26		10,800	10,710,935
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		69,100	69,166,242
Inter-American Development Bank
	4.400%, 01/26/26	CAD	20,000	14,324,338
(r)	SOFR + 0.170%, FRN, 4.336%, 09/16/26		16,100	16,100,483
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		8,750	8,757,657

9

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		87,500	$87,647,828
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.350%, 06/15/26		18,500	18,512,025
(r)	SOFR + 0.370%, FRN, 4.474%, 01/12/27		4,000	4,005,617
(r)	SOFR + 0.280%, FRN, 4.525%, 02/23/27		60,000	60,069,600
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27		34,000	34,021,122
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 4.446%, 03/16/26		10,000	10,002,900
(r)	SOFR + 0.270%, FRN, 4.347%, 07/30/27		6,930	6,933,860
Nordic Investment Bank
(r)	3M NIBOR + 1.500%, FRN, 5.670%, 01/19/26	NOK	50,000	4,950,761
(r)	SOFR + 1.000%, FRN, 5.290%, 05/12/26		4,000	4,016,935
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				439,156,711
SWEDEN — (2.2%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.959%, 06/02/28		9,400	9,441,294
Svensk Exportkredit AB
	4.375%, 02/13/26		1,190	1,190,729
(r)	SOFR + 1.000%, FRN, 5.069%, 08/03/26		51,467	51,765,008
		Face Amount^	Value†
		(000)

SWEDEN — (Continued)
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.408%, 06/15/26	10,650	$10,720,510
(r)Ω	SOFR + 0.740%, FRN, 4.974%, 05/23/28	29,270	29,441,206
TOTAL SWEDEN			102,558,747
UNITED KINGDOM — (0.6%)
Bank of England Euro Notes
	4.625%, 03/06/26	27,000	27,056,877
UNITED STATES — (5.5%)
Chevron USA, Inc.
(r)	SOFR + 0.360%, FRN, 4.588%, 02/26/27	23,606	23,656,045
(r)	SOFR + 0.470%, FRN, 4.698%, 02/26/28	56,397	56,557,562
Citibank NA, SOFR + 0.781%, FRN
(r)	4.988%, 05/29/27	33,931	34,175,393
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 4.689%, 04/29/26	9,500	9,518,567
(r)	SOFR + 1.000%, FRN, 5.186%, 12/08/26	56,142	56,546,952
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.598%, 03/15/28	9,375	9,383,787
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.636%, 09/15/27	4,800	4,827,835
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26	1,785	1,797,407
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27	4,250	4,262,863
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26	8,400	8,440,960
Sanofi SA, SOFR + 0.540%, FRN
(r)	4.601%, 11/03/28	4,550	4,567,963

10

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27	4,210	$4,221,588
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.505%, 04/28/27	29,526	29,630,155
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.236%, 12/11/26	5,800	5,860,448
TOTAL UNITED STATES			253,447,525
TOTAL BONDS			1,918,575,068
U.S. TREASURY OBLIGATIONS — (8.3%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26	89,750	89,762,844
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	17,500	17,496,604
(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27	181,250	181,198,070
(r)	3M USTMMR + 0.190%, FRN, 3.956%, 10/31/27	25,000	25,003,622
U.S.Treasury Notes
#(r)	3M USTMMR + 0.159%, FRN, 3.925%, 07/31/27	70,000	69,985,826
TOTAL U.S. TREASURY OBLIGATIONS			383,446,966
COMMERCIAL PAPER — (35.5%)
CANADA — (5.4%)
CDP Financial, Inc.
Ω	4.436%, 01/28/26	20,000	19,804,118
PSP Capital, Inc.
Ω	4.099%, 12/05/25	10,000	9,961,824
Ω	4.014%, 01/15/26	3,500	3,470,937
Ω	3.973%, 01/20/26	10,000	9,911,688
Ω	3.994%, 01/20/26	20,000	19,823,376
Ω	3.994%, 01/22/26	10,000	9,909,584
Ω	3.971%, 01/23/26	5,000	4,954,267
Ω	3.949%, 02/25/26	40,000	39,487,020
Toronto-Dominion Bank
Ω	4.241%, 12/09/25	50,000	49,782,925
Ω	4.221%, 12/16/25	45,000	44,769,087
Ω	4.200%, 12/18/25	27,250	27,104,005
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ω	4.072%, 03/02/26	10,000	$9,866,592
TOTAL CANADA			248,845,423
FRANCE — (6.5%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.263%, 12/05/25	16,000	15,939,229
Caisse des Depots et Consignations
Ω	4.418%, 11/03/25	21,000	20,993,160
Ω	4.168%, 11/17/25	14,000	13,974,257
Ω	4.151%, 11/21/25	35,000	34,920,333
Ω	4.324%, 11/26/25	25,000	24,929,367
Ω	4.167%, 12/01/25	25,000	24,915,583
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.024%, 01/13/26	20,000	19,839,612
Ω	3.988%, 01/16/26	13,000	12,891,632
Ω	4.018%, 02/02/26	27,500	27,221,202
Sanofi SA
Ω	4.045%, 12/17/25	25,000	24,871,915
TotalEnergies Capital SA
Ω	4.183%, 11/04/25	13,000	12,994,262
Ω	4.107%, 11/21/25	47,250	47,141,901
Ω	4.122%, 12/01/25	20,000	19,932,122
TOTAL FRANCE			300,564,575
GERMANY — (6.4%)
Erste Abwicklungsanstalt
Ω	4.135%, 12/04/25	19,000	18,929,789
Ω	4.090%, 01/26/26	20,000	19,811,742
Ω	4.111%, 01/29/26	45,000	44,562,375
Ω	4.000%, 02/05/26	21,000	20,779,099
Kreditanstalt fuer Wiederaufbau
Ω	4.200%, 12/10/25	20,000	19,914,888
Ω	4.073%, 12/18/25	6,500	6,466,738
Ω	4.074%, 12/18/25	9,000	8,953,944
Ω	4.082%, 12/22/25	25,000	24,861,260
Ω	4.000%, 02/09/26	26,500	26,208,855
Ω	4.018%, 02/10/26	5,000	4,944,439
Ω	3.956%, 03/03/26	27,000	26,639,672
NRW Bank
Ω	4.469%, 11/12/25	12,250	12,233,968
Siemens Capital Co. LLC
Ω	4.026%, 12/08/25	25,800	25,693,990
Ω	4.028%, 01/09/26	8,000	7,939,696
Ω	3.979%, 02/13/26	27,500	27,192,000
TOTAL GERMANY			295,132,455

11

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

LUXEMBOURG — (0.3%)
Nestle Finance International Ltd.
Ω	4.224%, 11/25/25	14,750	$14,709,858
NETHERLANDS — (2.8%)
BNG Bank NV
Ω	4.114%, 11/24/25	45,000	44,882,460
Ω	4.074%, 12/19/25	23,500	23,374,294
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	35,000	34,988,425
Ω	4.156%, 11/18/25	25,000	24,950,988
TOTAL NETHERLANDS			128,196,167
NORWAY — (0.9%)
DNB Bank ASA
Ω	3.938%, 01/26/26	30,000	29,718,630
Equinor ASA
Ω	4.200%, 12/10/25	11,601	11,550,041
TOTAL NORWAY			41,268,671
SINGAPORE — (0.3%)
DBS Bank Ltd.
Ω	4.304%, 12/05/25	5,000	4,980,929
Ω	4.144%, 01/22/26	9,000	8,918,259
TOTAL SINGAPORE			13,899,188
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
European Investment Bank
	4.191%, 11/12/25	4,000	3,994,820
	4.151%, 11/17/25	25,000	24,954,187
	3.924%, 02/17/26	37,000	36,560,211
	4.041%, 02/17/26	30,000	29,643,414
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			95,152,632
SWEDEN — (0.8%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25	25,000	24,972,470
Svensk Exportkredit AB
	3.888%, 03/04/26	12,000	11,838,965
TOTAL SWEDEN			36,811,435
UNITED STATES — (10.0%)
Alphabet, Inc.
Ω	4.144%, 12/05/25	70,000	69,733,790
Apple, Inc.
Ω	4.069%, 11/19/25	25,000	24,948,840
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Cisco Systems, Inc.
Ω	4.085%, 11/21/25		16,000	$15,963,357
Ω	4.039%, 01/30/26		3,000	2,970,865
Johnson & Johnson
Ω	4.163%, 11/04/25		33,380	33,365,493
Ω	3.940%, 02/02/26		45,000	44,548,798
National Securities Clearing Corp.
Ω	4.023%, 01/07/26		38,500	38,212,990
Ω	3.996%, 01/20/26		10,000	9,911,688
Ω	3.972%, 02/06/26		5,950	5,886,496
Nestle Finance International Ltd.
Ω	4.324%, 11/18/25		13,000	12,974,501
Procter & Gamble Co.
Ω	4.090%, 12/08/25		35,000	34,858,453
Ω	4.094%, 12/15/25		6,160	6,130,625
Ω	3.994%, 01/23/26		15,000	14,865,250
Sanofi SA
Ω	4.464%, 11/10/25		20,000	19,978,028
Ω	4.469%, 11/10/25		10,000	9,989,014
Ω	4.454%, 11/25/25		10,000	9,972,755
Ω	4.037%, 02/10/26		13,500	13,351,666
Ω	4.039%, 02/10/26		15,000	14,835,185
Ω	4.050%, 02/10/26		7,000	6,923,086
Ω	4.051%, 02/10/26		8,500	8,406,605
Walmart, Inc.
Ω	4.011%, 12/05/25		25,000	24,904,925
Ω	4.023%, 12/08/25		36,500	36,349,255
TOTAL UNITED STATES				459,081,665
TOTAL COMMERCIAL PAPER (Cost $1,633,738,082)				1,633,662,069
FOREIGN SOVEREIGN OBLIGATIONS — (12.7%)
CANADA — (7.9%)
Alberta Treasury Bills
∞	2.703%, 11/18/25	CAD	13,920	9,913,763
∞	2.670%, 12/02/25	CAD	10,000	7,115,896
∞	2.500%, 12/09/25	CAD	5,000	3,556,415
Canada Treasury Bills
∞	2.655%, 11/19/25	CAD	11,200	7,976,032
∞	2.385%, 01/14/26	CAD	10,100	7,168,116
∞	2.379%, 02/11/26	CAD	10,100	7,156,018
Ontario Treasury Bills
∞	2.699%, 11/12/25	CAD	11,000	7,837,054
∞	2.700%, 11/26/25	CAD	25,000	17,796,335
∞	2.642%, 12/03/25	CAD	35,000	24,904,139
∞	2.502%, 12/10/25	CAD	25,500	18,136,626
∞	2.448%, 12/17/25	CAD	25,000	17,773,520
∞	2.708%, 11/05/25	CAD	5,000	3,563,830
∞	2.442%, 12/24/25	CAD	5,000	3,553,207

12

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.421%, 12/31/25	CAD	15,000	$10,655,128
∞	2.331%, 01/07/26	CAD	35,500	25,206,759
Province of Manitoba Treasury Bills
∞	2.708%, 11/05/25	CAD	28,000	19,957,649
∞	2.691%, 11/19/25	CAD	32,000	22,789,348
∞	2.278%, 01/07/26	CAD	12,700	9,018,082
∞	2.272%, 01/14/26	CAD	20,000	14,195,857
Quebec Treasury Bills
∞	2.702%, 11/07/25	CAD	30,500	21,736,754
∞	2.699%, 11/14/25	CAD	20,668	14,723,344
∞	2.670%, 11/21/25	CAD	25,000	17,801,683
∞	2.480%, 12/12/25	CAD	25,000	17,778,867
∞	2.449%, 12/19/25	CAD	32,000	22,747,367
∞	2.399%, 01/09/26	CAD	35,000	24,848,740
∞	2.260%, 01/30/26	CAD	9,000	6,380,885
TOTAL CANADA				364,291,414
SINGAPORE — (2.6%)
Monetary Authority of Singapore Bills
∞	1.678%, 11/06/25	SGD	41,000	31,496,168
∞	1.539%, 11/20/25	SGD	53,100	40,769,993
∞	1.443%, 11/27/25	SGD	60,000	46,055,652
TOTAL SINGAPORE				118,321,813
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (2.2%)
U.K. Treasury Bills
∞ 4.097%, 01/12/26	GBP	43,000	$56,057,404
∞ 4.067%, 01/19/26	GBP	35,000	45,595,173
TOTAL UNITED KINGDOM			101,652,577
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			584,265,804
TOTAL INVESTMENT SECURITIES (Cost $4,541,655,663)			4,531,314,852

		Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	6,622,386	76,601,138
TOTAL INVESTMENTS — (100.0%)
(Cost $4,618,256,801)			$4,607,915,990
As of October 31, 2025, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	47,882,124	CAD	66,599,007	Bank of New York Mellon	11/03/25	$397,894
USD	40,446,403	AUD	61,392,063	Citibank, N.A.	11/03/25	277,578
USD	55,487,644	CAD	77,164,076	Australia and New Zealand Bank	11/04/25	467,860
USD	39,881,887	AUD	60,306,215	Bank of New York Mellon	11/06/25	422,613
USD	73,938,324	CAD	103,100,858	HSBC Bank	11/06/25	417,537
USD	56,365,598	CAD	78,561,356	Bank of New York Mellon	11/07/25	340,978
USD	50,262,798	CAD	70,026,381	Bank of New York Mellon	11/10/25	317,124
USD	56,971,453	SGD	73,636,515	Bank of New York Mellon	11/10/25	370,866
USD	56,799,326	GBP	42,567,420	Bank of New York Mellon	11/10/25	877,787
USD	49,023,316	AUD	74,346,037	Societe Generale	11/10/25	375,305
USD	46,579,787	GBP	34,672,870	Societe Generale	11/10/25	1,029,451
USD	47,886,422	CAD	66,677,705	Australia and New Zealand Bank	11/12/25	324,291
USD	31,886,608	NZD	53,451,980	Australia and New Zealand Bank	11/14/25	1,286,630
USD	62,767,194	SGD	79,748,733	Bank of New York Mellon	11/18/25	1,430,521
USD	48,280,653	CAD	67,436,914	Citibank, N.A.	11/26/25	142,460
USD	72,472,516	CAD	101,141,122	Societe Generale	11/28/25	267,999
USD	54,105,167	CAD	75,612,636	HSBC Bank	12/01/25	117,102
USD	48,942,244	CAD	68,098,194	HSBC Bank	12/02/25	317,063

13

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	47,767,922	CAD	66,599,007	Citibank, N.A.	12/03/25	$210,791
USD	43,473,808	CAD	60,798,946	Royal Bank of Canada	12/04/25	56,140
USD	48,932,009	CAD	68,384,361	Societe Generale	12/15/25	69,563
USD	13,924,285	NZD	23,783,320	HSBC Bank	12/23/25	285,753
USD	81,107,563	NZD	137,790,914	Australia and New Zealand Bank	12/24/25	2,087,939
USD	5,058,597	NOK	50,600,000	Citibank, N.A.	12/29/25	63,628
USD	22,783,047	NZD	39,077,307	Royal Bank of Canada	12/31/25	366,240
USD	40,319,237	AUD	61,392,063	Bank of New York Mellon	01/02/26	125,816
USD	24,282,968	NZD	42,132,665	Citibank, N.A.	01/26/26	87,361
Total Appreciation						$12,534,290
AUD	61,392,063	USD	40,294,681	Bank of New York Mellon	11/03/25	$(125,856)
CAD	66,599,007	USD	47,694,077	Citibank, N.A.	11/03/25	(209,846)
CAD	16,365,130	USD	11,757,273	Citibank, N.A.	11/04/25	(88,554)
CAD	60,798,946	USD	43,407,138	Royal Bank of Canada	11/04/25	(56,073)
CAD	35,466,644	USD	25,454,907	Citibank, N.A.	11/06/25	(163,792)
CAD	31,548,004	USD	22,568,743	Citibank, N.A.	11/07/25	(70,851)
CAD	6,693,308	USD	4,780,693	Citibank, N.A.	11/10/25	(6,752)
USD	20,228,405	AUD	31,361,917	Bank of New York Mellon	11/17/25	(294,835)
USD	23,779,606	AUD	36,657,890	Citibank, N.A.	11/17/25	(209,320)
USD	40,555,450	AUD	62,149,937	Royal Bank of Canada	11/18/25	(115,957)
USD	24,311,967	AUD	37,488,801	Australia and New Zealand Bank	11/24/25	(222,757)
CAD	899,555	USD	642,793	Citibank, N.A.	11/28/25	(602)
USD	12,620,066	NZD	22,016,794	Citibank, N.A.	12/23/25	(5,452)
USD	9,247,106	AUD	14,256,893	UBS AG	01/15/26	(87,613)
Total (Depreciation)						$(1,658,260)
Total Appreciation (Depreciation)						$10,876,030
As of October 31, 2025, the value of Rule 144A securities amounted to $1,876,123,405 or 41.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$11,364,945	—	$11,364,945
Bonds
Australia	—	302,347,950	—	302,347,950
Canada	—	184,833,145	—	184,833,145
Finland	—	16,769,721	—	16,769,721
France	—	14,743,576	—	14,743,576
Germany	—	32,717,048	—	32,717,048
Netherlands	—	179,781,345	—	179,781,345
New Zealand	—	181,336,608	—	181,336,608
Norway	—	79,735,380	—	79,735,380
Singapore	—	104,090,435	—	104,090,435
Supranational Organization Obligations	—	439,156,711	—	439,156,711

14

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$102,558,747	—	$102,558,747
United Kingdom	—	27,056,877	—	27,056,877
United States	—	253,447,525	—	253,447,525
U.S. Treasury Obligations	—	383,446,966	—	383,446,966
Commercial Paper	—	1,633,662,069	—	1,633,662,069
Foreign Sovereign Obligations	—	584,265,804	—	584,265,804
Securities Lending Collateral	—	76,601,138	—	76,601,138
Total Investments in Securities	—	$4,607,915,990	—	$4,607,915,990
Financial Instruments
Assets
Forward Currency Contracts**	—	12,534,290	—	12,534,290
Liabilities
Forward Currency Contracts**	—	(1,658,260)	—	(1,658,260)
Total Financial Instruments	—	$10,876,030	—	$10,876,030
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
15

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.260%, 07/07/28		2,500	$2,507,771
BONDS — (91.1%)
AUSTRALIA — (6.8%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	800	861,104
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.816%, 03/18/26		2,841	2,844,822
(r)	3M Swap + 0.830%, FRN, 4.406%, 03/31/26	AUD	1,300	852,351
(r)Ω	SOFR + 0.810%, FRN, 5.097%, 01/18/27		2,000	2,012,008
(r)Ω	SOFR + 0.680%, FRN, 4.966%, 07/16/27		3,000	3,014,332
(r)	SOFR + 0.680%, FRN, 4.966%, 07/16/27		2,331	2,342,136
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 09/30/27		4,253	4,273,416
(r)Ω	SOFR + 0.620%, FRN, 4.876%, 06/18/28		300	301,302
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		200	202,260
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	600	651,195
Commonwealth Bank of Australia
(r)	3M Swap + 0.900%, FRN, 4.475%, 01/13/26	AUD	800	524,047
(r)Ω	SOFR + 0.750%, FRN, 5.015%, 03/13/26		100	100,188
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.340%, 08/17/26	AUD	3,500	$2,297,103
(r)	3M Swap + 0.700%, FRN, 4.259%, 01/14/27	AUD	1,400	919,098
(r)	3M Swap + 1.020%, FRN, 4.610%, 08/18/27	AUD	1,000	660,300
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	1,000	660,725
(r)Ω	SOFR + 0.810%, FRN, 5.075%, 03/14/30		300	302,232
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	650,074
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,398	1,379,988
Macquarie Bank Ltd.
(r)	3M Swap + 0.480%, FRN, 4.062%, 12/09/25	AUD	500	327,179
(r)Ω	SOFR + 1.200%, FRN, 5.476%, 12/07/26		5,220	5,259,772
(r)Ω	SOFR + 0.920%, FRN, 5.190%, 07/02/27		3,240	3,263,501
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	400	493,700
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 4.475%, 11/25/25	AUD	1,500	981,744
(r)Ω	SOFR + 0.650%, FRN, 4.919%, 12/10/25		2,160	2,161,231
(r)	3M Swap + 0.780%, FRN, 4.414%, 05/12/26	AUD	8,128	5,330,541
(r)	3M Swap + 0.410%, FRN, 3.965%, 08/24/26	AUD	3,100	2,029,263
(r)	3M Swap + 0.850%, FRN, 4.440%, 11/16/26	AUD	6,700	4,404,984

16

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	1,600	$1,057,370
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.283%, 01/25/27	AUD	3,500	2,298,271
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	240	258,309
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,190	2,336,974
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	535,394
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	1,000	1,073,026
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.408%, 08/10/26	AUD	5,600	3,675,255
(r)	3M Swap + 0.820%, FRN, 4.400%, 12/15/26	AUD	3,300	2,169,057
(r)	3M Swap + 0.700%, FRN, 4.203%, 01/25/27	AUD	2,700	1,772,245
(r)	3M Swap + 1.230%, FRN, 4.888%, 11/11/27	AUD	1,700	1,127,426
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	3,200	2,113,881
(r)	3M Swap + 0.930%, FRN, 4.478%, 09/19/28	AUD	2,500	1,649,948
TOTAL AUSTRALIA				69,167,752
AUSTRIA — (0.0%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	400	420,404
BELGIUM — (1.4%)
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,400	1,658,034
	4.125%, 09/12/29	EUR	600	727,378
	3.375%, 05/28/30	EUR	3,100	3,618,862
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	8,000	8,275,943
TOTAL BELGIUM				14,280,217
		Face Amount^	Value†
		(000)

CANADA — (3.9%)
Bank of Montreal
(r) SOFR + 0.620%, FRN, 4.778%, 09/15/26		310	$310,635
(r) SOFR + 1.160%, FRN, 5.326%, 12/11/26		1,000	1,009,336
Bank of Nova Scotia
(r) SOFR + 0.780%, FRN, 4.974%, 06/04/27		2,904	2,918,044
3.500%, 04/17/29	EUR	120	142,269
Brookfield Finance, Inc.
4.850%, 03/29/29		100	101,748
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	1,551	1,851,528
Enbridge, Inc.
3.125%, 11/15/29		130	124,194
Export Development Canada, SOFR + 0.330%, FRN
(r) 4.398%, 08/01/28		2,160	2,162,173
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	200	236,200
National Bank of Canada
5.296%, 11/03/25	CAD	6,900	4,919,611
3.750%, 05/02/29	EUR	800	955,199
Province of Alberta
2.050%, 06/01/30	CAD	900	619,993
Province of British Columbia
2.200%, 06/18/30	CAD	1,600	1,108,609
Province of Manitoba
2.050%, 06/02/30	CAD	200	137,595
Province of Ontario
1.550%, 11/01/29	CAD	3,900	2,654,797
2.050%, 06/02/30	CAD	8,800	6,059,768
Royal Bank of Canada
(r) SOFR + 0.570%, FRN, 4.647%, 04/27/26		1,200	1,202,066
(r) SOFR + 0.950%, FRN, 5.040%, 01/19/27		500	503,303
(r) SOFR + 0.710%, FRN, 4.797%, 01/21/27		2,121	2,128,921
2.125%, 04/26/29	EUR	172	194,727
Suncor Energy, Inc.
5.600%, 11/17/25	CAD	1,200	856,320

17

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.173%, 07/17/26		6,635	$6,675,013
	4.994%, 04/05/29		130	133,317
	1.952%, 04/08/30	EUR	1,980	2,192,141
TOTAL CANADA				39,197,507
DENMARK — (1.4%)
Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,307	2,687,591
DSV Finance BV
	3.500%, 06/26/29	EUR	120	141,854
	1.375%, 03/16/30	EUR	630	683,815
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,800	1,882,094
Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	300	348,598
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,400	1,671,077
	3.375%, 01/10/30	EUR	800	937,606
	3.625%, 07/24/30	EUR	3,800	4,482,507
Orsted AS
	3.750%, 03/01/30	EUR	1,100	1,294,408
TOTAL DENMARK				14,129,550
FINLAND — (2.8%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	120	138,666
Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,200	2,254,612
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.102%, 07/15/26		4,000	4,019,440
Neste OYJ
	3.750%, 03/20/30	EUR	4,395	5,213,046
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.872%, 03/19/27		2,896	2,910,356
	2.750%, 05/02/30	EUR	4,000	4,615,801
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	3,340	3,527,135
	2.875%, 11/27/29	EUR	2,000	2,326,002
Stora Enso OYJ
	4.250%, 09/01/29	EUR	780	935,006
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,610	1,981,577
TOTAL FINLAND				27,921,641
			Face Amount^	Value†
			(000)

FRANCE — (10.0%)
Abertis France SAS
	3.375%, 04/21/29	EUR	1,800	$2,104,085
	1.625%, 09/18/29	EUR	100	109,454
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,300	2,634,356
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	300	311,706
Alstom SA
Δ	0.000%, 01/11/29	EUR	500	530,185
APRR SA
	3.125%, 01/24/30	EUR	1,300	1,519,156
Ayvens SA
	3.875%, 07/16/29	EUR	2,900	3,466,807
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.130%, FRN, 5.211%, 01/23/27		2,250	2,264,951
(r)Ω	SOFR + 1.070%, FRN, 5.329%, 02/16/28		3,200	3,221,819
	4.375%, 05/02/30	EUR	2,000	2,430,963
BNP Paribas SA
	1.375%, 05/28/29	EUR	400	437,794
	3.625%, 09/01/29	EUR	100	118,170
Bouygues SA
	0.500%, 02/11/30	EUR	1,100	1,150,750
BPCE SA
	3.875%, 01/11/29	EUR	600	713,400
	0.625%, 01/15/30	EUR	1,000	1,054,928
Caisse d'Amortissement de la Dette Sociale
Ω	4.000%, 01/25/26		1,300	1,299,432
	0.600%, 11/25/29	EUR	6,300	6,720,653
	3.125%, 03/01/30	EUR	500	588,671
	2.875%, 05/25/30	EUR	11,000	12,810,752
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	400	471,259
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.036%, 03/11/27		2,000	2,007,930
	4.125%, 03/07/30	EUR	500	608,106
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	1,200	1,310,013
Electricite de France SA
	4.625%, 04/26/30	EUR	400	494,605
Elis SA
	3.750%, 03/21/30	EUR	700	831,522
Engie SA
	3.625%, 01/11/30	EUR	300	356,435

18

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	1,000	$1,162,192
	2.500%, 05/25/30	EUR	4,800	5,516,675
GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	400	431,119
ICADE
	1.000%, 01/19/30	EUR	3,100	3,249,671
JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,638,997
Kering SA
	3.125%, 11/27/29	EUR	2,100	2,446,464
Klepierre SA
	2.000%, 05/12/29	EUR	100	112,103
	0.625%, 07/01/30	EUR	5,500	5,721,661
La Banque Postale SA
	4.375%, 01/17/30	EUR	600	730,396
	3.500%, 06/13/30	EUR	600	711,013
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	200	236,500
	3.375%, 02/05/30	EUR	400	476,008
Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	312,562
	1.750%, 04/08/30	EUR	1,000	1,100,753
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	1,600	1,693,701
	1.375%, 09/17/30	EUR	2,800	2,944,826
RCI Banque SA
	3.375%, 07/26/29	EUR	2,147	2,494,891
	4.875%, 10/02/29	EUR	2,120	2,588,349
	3.375%, 06/06/30	EUR	1,500	1,736,611
SFIL SA
	3.125%, 09/17/29	EUR	2,500	2,929,061
SNCF Reseau
	1.125%, 05/25/30	EUR	300	320,874
Societe Generale SA
(r)Ω	SOFR + 1.100%, FRN, 5.350%, 02/19/27		2,400	2,406,964
	0.875%, 09/24/29	EUR	700	747,548
Suez SACA
	2.375%, 05/24/30	EUR	5,900	6,629,961
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	200	235,009
	1.375%, 04/15/30	EUR	313	337,377
Veolia Environnement SA
	1.940%, 01/07/30	EUR	2,000	2,225,814
WEA Finance LLC
Ω	4.125%, 09/20/28		500	495,013
TOTAL FRANCE				101,200,015
			Face Amount^	Value†
			(000)

GERMANY — (7.1%)
Bayer AG
	4.250%, 08/26/29	EUR	170	$205,667
	1.125%, 01/06/30	EUR	1,000	1,070,267
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	200	223,581
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	525,218
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	706	809,359
BMW International Investment BV
	3.125%, 08/27/30	EUR	3,300	3,856,265
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.664%, 04/02/26		1,000	1,001,050
Continental AG
	3.500%, 10/01/29	EUR	1,035	1,224,151
Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	5.088%, 09/25/27		3,000	3,011,580
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	300	359,945
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	336,141
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	300	359,948
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	700	823,310
	4.000%, 05/21/30	EUR	300	360,967
Deutsche Post AG
	3.000%, 03/24/30	EUR	3,072	3,588,222
E.ON SE
	3.125%, 03/05/30	EUR	460	540,284
EnBW International Finance BV
	3.000%, 05/20/29	EUR	300	350,003
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	267	290,152
	1.500%, 05/29/30	EUR	2,096	2,270,658
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	487,084
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	746,658
Grand City Properties SA
	4.375%, 01/09/30	EUR	4,900	5,889,252
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	7,075,734

19

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
HOCHTIEF AG
	4.250%, 05/31/30	EUR	1,500	$1,816,173
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,981,837
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,200	1,388,366
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	2,000	2,303,074
Knorr-Bremse AG
	3.000%, 09/30/29	EUR	600	697,988
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		3,800	3,772,030
	0.375%, 04/23/30	EUR	580	612,708
Δ	0.000%, 09/17/30	EUR	750	770,699
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	1,000	1,047,825
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	4.780%, 01/09/26		4,000	4,002,253
Mercedes-Benz Group AG
	0.750%, 09/10/30	EUR	4,800	5,047,182
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,810,587
Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	100	116,346
Sixt SE
	3.250%, 01/22/30	EUR	600	698,973
State of Lower Saxony
	0.125%, 01/10/30	EUR	382	400,080
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	1,000	1,042,781
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	205	236,290
Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,400	5,181,493
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	900	936,173
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	400	470,115
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	408,145
Ω	4.950%, 08/15/29		600	606,872
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Vonovia SE
	2.125%, 03/22/30	EUR	400	$446,109
	TOTAL GERMANY			72,199,595
IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		2,700	2,683,033
	4.450%, 04/03/26		150	150,055
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,210	1,430,817
	TOTAL IRELAND			4,263,905
ITALY — (1.4%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,000	3,508,103
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	520	580,733
	Banco BPM SpA
	3.375%, 01/21/30	EUR	400	470,308
	Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	1,100	1,309,150
	Eni SpA
	0.625%, 01/23/30	EUR	800	845,687
	ERG SpA
	4.125%, 07/03/30	EUR	2,100	2,536,214
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	175,744
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	1,845,918
Italgas SpA
	2.875%, 03/06/30	EUR	200	230,867
	0.875%, 04/24/30	EUR	490	520,019
Snam SpA
Δ	0.000%, 12/07/28	EUR	150	159,986
	4.000%, 11/27/29	EUR	1,370	1,654,034
	Terna - Rete Elettrica Nazionale
	1.000%, 10/11/28	EUR	100	110,700
	TOTAL ITALY			13,947,463
JAPAN — (2.6%)
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,292,570
	0.005%, 09/20/26	JPY	410,000	2,643,943

20

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	$1,587,166
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	400	429,555
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,057,326
	0.797%, 04/15/30	EUR	4,350	4,579,547
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,511,062
(r)	SOFR + 1.250%, FRN, 5.513%, 07/02/27		2,700	2,721,778
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	1,600	1,661,227
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	592,005
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.441%, 07/09/29		900	909,178
	0.632%, 10/23/29	EUR	940	998,717
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.257%, 09/10/27		1,600	1,616,091
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,754,347
	TOTAL JAPAN			26,354,512
LUXEMBOURG — (1.4%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	1,300	1,511,468
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,360	2,812,890
European Financial Stability Facility
	0.125%, 03/18/30	EUR	340	354,707
	2.625%, 05/07/30	EUR	5,300	6,149,576
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,320	3,562,263
	TOTAL LUXEMBOURG			14,390,904
NETHERLANDS — (5.0%)
ABN AMRO Bank NV
	2.750%, 06/04/29	EUR	200	231,963
	0.500%, 09/23/29	EUR	600	633,710
	3.125%, 01/21/30	EUR	500	587,842
	4.250%, 02/21/30	EUR	4,800	5,839,369
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
ASN Bank NV
	4.875%, 03/07/30	EUR	2,300	$2,841,794
BNG Bank NV
	0.100%, 01/15/30	EUR	200	209,140
	2.500%, 05/21/30	EUR	8,300	9,568,662
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		6,000	6,005,790
(r)	SOFR + 0.620%, FRN, 4.838%, 08/28/26		1,000	1,002,600
(r)	SOFR + 0.900%, FRN, 5.010%, 10/05/26		300	301,563
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	3,800	2,499,393
(r)	SOFR + 0.710%, FRN, 4.900%, 03/05/27		3,500	3,518,592
(r)	3M Swap + 1.180%, FRN, 4.670%, 01/19/28	AUD	500	331,125
(r)	3M Swap + 1.150%, FRN, 4.722%, 11/21/28	AUD	2,500	1,658,994
(r)	3M Swap + 1.030%, FRN, 4.578%, 02/26/29	AUD	1,100	727,446
JDE Peet's NV
	4.125%, 01/23/30	EUR	610	732,270
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	5,600	6,546,997
NIBC Bank NV
	3.500%, 06/05/30	EUR	1,700	1,989,130
Sandoz Finance BV
	3.250%, 09/12/29	EUR	300	351,886
	4.220%, 04/17/30	EUR	1,100	1,337,907
Stedin Holding NV
	0.500%, 11/14/29	EUR	560	592,159
	2.375%, 06/03/30	EUR	2,600	2,942,572
TOTAL NETHERLANDS				50,450,904
NEW ZEALAND — (2.7%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	43,000	25,878,426
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	500	269,823

21

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (Continued)
	4.500%, 05/15/30	NZD	2,300	$1,370,447
TOTAL NEW ZEALAND				27,518,696
NORWAY — (1.7%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.162%, 06/17/26		6,000	6,027,232
(r)	SOFR + 1.000%, FRN, 5.162%, 06/17/26		5,000	5,022,693
(r)Ω	SOFR + 0.400%, FRN, 4.618%, 03/03/28		5,000	5,009,498
Statnett SF
	1.250%, 04/26/30	EUR	600	645,472
Var Energi ASA
	5.500%, 05/04/29	EUR	190	235,220
TOTAL NORWAY				16,940,115
SINGAPORE — (1.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.858%, 03/21/28		10,000	10,040,933
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		1,560	1,560,577
TOTAL SINGAPORE				11,601,510
SPAIN — (2.2%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,100	4,733,965
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	3,400	4,045,788
Amadeus IT Group SA
	3.375%, 03/25/30	EUR	300	351,965
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	100	122,625
	3.125%, 07/15/30	EUR	1,000	1,162,093
Banco Santander SA
	3.875%, 04/22/29	EUR	4,100	4,897,920
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	400	446,584
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	600	697,428
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,100	2,477,682
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Werfen SA
	4.250%, 05/03/30	EUR	2,600	$3,136,714
TOTAL SPAIN				22,072,764
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.4%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.166%, 06/16/26		3,200	3,215,584
(r)	SOFR + 0.300%, FRN, 4.441%, 06/20/28		4,600	4,599,109
Asian Infrastructure Investment Bank
	0.500%, 01/27/26		500	495,890
	1.000%, 05/06/26	AUD	200	128,932
(r)	SOFR + 0.620%, FRN, 4.896%, 08/16/27		1,000	1,006,141
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	200	208,588
European Bank for Reconstruction & Development
	0.500%, 01/28/26		300	297,526
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		4,050	4,053,883
(r)	SOFR + 0.300%, FRN, 4.559%, 02/16/29		5,360	5,355,009
European Investment Bank
(r)	SOFR + 0.320%, FRN, 4.603%, 08/14/29		1,700	1,701,189
	4.000%, 04/15/30	EUR	2,400	2,955,216
European Union
	2.875%, 10/05/29	EUR	3,600	4,229,199
	1.625%, 12/04/29	EUR	8,600	9,631,476
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.336%, 09/16/26		1,100	1,100,033
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		127	127,111
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		9,400	9,415,881

22

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.466%, 10/05/28		6,100	$6,105,175
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		9,800	9,802,094
(r)	SOFR + 0.390%, FRN, 4.560%, 03/13/30		2,500	2,497,619
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 4.525%, 02/23/27		5,115	5,120,933
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27		4,000	4,002,485
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		9,414	9,449,208
(r)	SOFR + 0.300%, FRN, 4.387%, 01/24/29		230	229,457
Δ	0.000%, 02/21/30	EUR	1,100	1,144,071
International Development Association
	2.500%, 05/28/30	EUR	1,700	1,960,685
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.590%, 08/28/28		4,580	4,580,620
(r)	SOFR + 0.360%, FRN, 4.596%, 08/28/29		2,430	2,428,714
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				95,841,828
SWEDEN — (3.5%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,710	2,023,559
Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	200	212,644
Electrolux AB
	2.500%, 05/18/30	EUR	4,500	5,027,432
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	1,120	1,311,925
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	100	$106,879
SBAB Bank AB
	3.250%, 02/06/30	EUR	600	707,568
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,654	1,969,136
Skandinaviska Enskilda Banken AB
	4.375%, 11/06/28	EUR	750	909,604
	3.375%, 03/19/30	EUR	6,700	7,878,777
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.069%, 08/03/26		3,550	3,570,555
(r)	SOFR + 1.000%, FRN, 5.308%, 05/05/27		5,000	5,061,352
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.408%, 06/15/26		500	503,310
	1.375%, 02/23/29	EUR	170	188,050
Swedbank AB
	2.875%, 04/30/29	EUR	700	810,482
	3.250%, 09/24/29	EUR	460	539,674
Tele2 AB
	3.750%, 11/22/29	EUR	300	357,470
Volvo Treasury AB
	3.125%, 08/26/29	EUR	710	828,909
	3.000%, 05/20/30	EUR	3,000	3,477,235
TOTAL SWEDEN				35,484,561
SWITZERLAND — (1.0%)
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,360	1,401,121
Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,150	1,266,465
Sika Capital BV
	3.750%, 05/03/30	EUR	670	802,487
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	600	702,020
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,451,169
UBS Group AG
Ω	4.125%, 04/15/26		5,000	5,000,207
TOTAL SWITZERLAND				10,623,469
UNITED KINGDOM — (3.9%)
Barclays PLC
	4.375%, 01/12/26		1,400	1,399,866

23

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
BAT International Finance PLC
1.668%, 03/25/26		300	$296,895
2.250%, 01/16/30	EUR	1,630	1,828,017
Cadent Finance PLC
4.250%, 07/05/29	EUR	200	242,402
0.625%, 03/19/30	EUR	4,000	4,174,809
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	900	953,079
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	170	188,898
Lloyds Bank Corporate Markets PLC
3.250%, 03/24/30	EUR	5,020	5,896,060
Motability Operations Group PLC
3.625%, 07/24/29	EUR	1,000	1,183,148
4.000%, 01/17/30	EUR	4,700	5,624,716
National Gas Transmission PLC
4.250%, 04/05/30	EUR	100	121,002
National Grid PLC
0.553%, 09/18/29	EUR	900	951,534
Nationwide Building Society
3.250%, 09/05/29	EUR	600	703,726
3.000%, 03/03/30	EUR	5,909	6,860,180
NatWest Group PLC
4.800%, 04/05/26		668	669,493
NatWest Markets PLC
3.125%, 01/10/30	EUR	3,120	3,639,240
Reckitt Benckiser Treasury Services PLC
3.625%, 06/20/29	EUR	1,900	2,260,110
Santander U.K. PLC
3.346%, 03/25/30	EUR	800	937,339
Sky Ltd.
2.250%, 11/17/25	EUR	300	345,792
SSE PLC
2.875%, 08/01/29	EUR	120	139,357
WPP Finance 2013
3.625%, 09/12/29	EUR	750	881,706
TOTAL UNITED KINGDOM			39,297,369
UNITED STATES — (21.4%)
3M Co.
1.750%, 05/15/30	EUR	1,700	1,865,233
Albemarle New Holding GmbH
1.625%, 11/25/28	EUR	300	335,485
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
American Express Co.
(r) SOFR + 0.760%, FRN, 5.029%, 02/13/26		2,035	$2,036,430
(r) SOFR + 0.650%, FRN, 4.954%, 11/04/26		2,400	2,409,705
American Honda Finance Corp.
(r) SOFR + 0.710%, FRN, 4.812%, 01/09/26		3,167	3,169,249
(r) SOFR + 0.720%, FRN, 4.803%, 10/22/27		4,838	4,842,806
American Medical Systems Europe BV
3.375%, 03/08/29	EUR	600	708,117
American National Group, Inc.
5.750%, 10/01/29		700	722,375
American Tower Corp.
1.600%, 04/15/26		170	168,090
0.875%, 05/21/29	EUR	120	129,272
ARES Capital Corp.
5.875%, 03/01/29		200	204,738
5.950%, 07/15/29		1,500	1,539,249
AT&T, Inc.
2.600%, 12/17/29	EUR	900	1,029,574
3.150%, 06/01/30	EUR	2,700	3,143,617
Aviation Capital Group LLC
6.750%, 10/25/28		600	636,771
Avnet, Inc.
4.625%, 04/15/26		2,000	1,999,448
BG Energy Capital PLC
2.250%, 11/21/29	EUR	200	225,909
Boardwalk Pipelines LP
5.950%, 06/01/26		188	188,999
Boeing Co.
3.100%, 05/01/26		529	525,953
2.950%, 02/01/30		200	188,848
Booking Holdings, Inc.
4.250%, 05/15/29	EUR	100	121,085
Boston Properties LP
4.500%, 12/01/28		600	600,770
3.400%, 06/21/29		3,400	3,270,838
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 4.733%, 02/20/26		3,500	3,502,975
Brunswick Corp.
# 5.850%, 03/18/29		730	753,527
Capital One Financial Corp.
4.500%, 01/30/26		647	646,800

24

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Cargill, Inc.
3.875%, 04/24/30	EUR	200	$240,900
Caterpillar Financial Services Corp.
(r) SOFR + 0.460%, FRN, 4.680%, 02/27/26		1,508	1,509,434
(r) SOFR + 0.520%, FRN, 4.724%, 03/03/28		1,500	1,501,884
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.789%, 05/13/26		4,376	4,377,121
(r) SOFR + 1.050%, FRN, 5.254%, 03/03/27		4,000	4,029,668
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	300	319,519
Cigna Group
5.000%, 05/15/29		3,100	3,179,826
Citigroup, Inc.
3.400%, 05/01/26		366	364,834
1.250%, 04/10/29	EUR	400	440,600
Citizens Financial Group, Inc.
2.500%, 02/06/30		800	736,183
CNO Financial Group, Inc.
5.250%, 05/30/29		2,960	3,007,505
Colgate-Palmolive Co.
0.300%, 11/10/29	EUR	100	106,166
Comcast Corp.
0.250%, 09/14/29	EUR	500	524,166
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,386,016
Danaher Corp.
2.500%, 03/30/30	EUR	4,000	4,587,602
Dollar General Corp.
3.500%, 04/03/30		1,100	1,058,502
DXC Technology Co.
1.800%, 09/15/26		285	278,656
Eaton Capital ULC
0.577%, 03/08/30	EUR	240	252,258
Elevance Health, Inc.
1.500%, 03/15/26		1,200	1,188,114
Emerson Electric Co.
2.000%, 10/15/29	EUR	500	563,664
Energy Transfer LP
5.250%, 07/01/29		190	195,488
EPR Properties
3.750%, 08/15/29		600	577,951
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Equinix, Inc.
3.200%, 11/18/29		270	$258,872
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,811,514
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	2,670	2,932,759
Flex Ltd.
3.750%, 02/01/26		7,297	7,275,964
Fortive Corp.
3.700%, 08/15/29	EUR	2,790	3,307,982
General Motors Financial Co., Inc.
(r) SOFR + 1.350%, FRN, 5.634%, 05/08/27		1,100	1,105,665
5.550%, 07/15/29		130	134,758
4.900%, 10/06/29		370	375,366
4.000%, 07/10/30	EUR	2,140	2,559,847
Global Payments, Inc.
3.200%, 08/15/29		1,725	1,630,104
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	1,075	1,186,901
HCA, Inc.
5.250%, 03/01/30		1,000	1,033,570
Healthcare Realty Holdings LP
3.100%, 02/15/30		1,000	944,339
2.400%, 03/15/30		800	724,907
Highwoods Realty LP
4.200%, 04/15/29		4,081	4,004,363
3.050%, 02/15/30		120	111,332
Honeywell International, Inc.
3.375%, 03/01/30	EUR	130	153,270
HSBC USA, Inc., SOFR + 0.960%, FRN
(r) 5.154%, 03/04/27		3,920	3,942,971
Hyatt Hotels Corp.
5.250%, 06/30/29		3,200	3,290,930
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	4,100	4,593,283
Intel Corp.
4.875%, 02/10/26		100	100,153
International Business Machines Corp.
2.900%, 02/10/30	EUR	900	1,046,629
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,288,532
Jabil, Inc.
3.600%, 01/15/30		210	202,946

25

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	1,200	$1,418,176
John Deere Bank SA
3.300%, 10/15/29	EUR	400	472,540
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 4.788%, 03/03/26		300	300,388
(r) SOFR + 0.790%, FRN, 4.994%, 06/08/26		3,950	3,962,672
(r) SOFR + 0.680%, FRN, 4.782%, 07/15/27		2,950	2,977,258
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 5.186%, 12/08/26		950	956,852
Juniper Networks, Inc.
1.200%, 12/10/25		4,472	4,456,268
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.038%, 03/15/27		3,000	3,004,900
KeyCorp
2.550%, 10/01/29		120	112,580
Laboratory Corp. of America Holdings
2.950%, 12/01/29		38	36,119
Marathon Petroleum Corp.
5.150%, 03/01/30		1,300	1,336,002
Mastercard, Inc., SOFR + 0.440%, FRN
(r) 4.598%, 03/15/28		720	720,675
McDonald's Corp.
4.000%, 03/07/30	EUR	400	484,027
Medtronic, Inc.
3.650%, 10/15/29	EUR	2,950	3,524,438
Moody's Corp.
0.950%, 02/25/30	EUR	2,000	2,135,684
MPLX LP
1.750%, 03/01/26		1,255	1,244,437
Nasdaq, Inc.
0.875%, 02/13/30	EUR	1,600	1,701,335
National Grid North America, Inc.
3.247%, 11/25/29	EUR	2,400	2,808,220
3.150%, 06/03/30	EUR	1,230	1,429,773
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.096%, 02/05/27		4,988	$5,015,645
(r)	SOFR + 0.820%, FRN, 4.974%, 09/16/27		1,000	1,005,273
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27		750	752,270
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	250	276,269
Netflix, Inc.
	3.875%, 11/15/29	EUR	500	601,258
	3.625%, 06/15/30	EUR	2,500	2,982,207
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	4.829%, 01/29/26		2,240	2,242,850
Ovintiv, Inc.
	5.375%, 01/01/26		242	241,761
PACCAR Financial Corp.
	4.000%, 09/26/29		250	250,267
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,148,342
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		4,000	3,935,146
PepsiCo, Inc.
	5.250%, 11/10/25		200	200,036
#(r)	SOFR + 0.400%, FRN, 4.669%, 02/13/26		2,900	2,902,900
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.899%, 04/28/28		4,000	4,027,460
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	270	282,689
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	212	253,522
Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,270,853
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	383,035
	4.875%, 07/06/30	EUR	3,460	4,283,980
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26		1,800	1,808,777

26

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
RTX Corp.
2.150%, 05/18/30	EUR	4,060	$4,541,460
Southwestern Electric Power Co.
1.650%, 03/15/26		2,188	2,167,640
State Street Corp.
(r) SOFR + 0.845%, FRN, 4.906%, 08/03/26		2,375	2,383,141
(r) SOFR + 0.640%, FRN, 4.723%, 10/22/27		950	952,615
Synchrony Financial
5.150%, 03/19/29		800	812,291
Toyota Motor Credit Corp.
(r) SOFR + 0.650%, FRN, 4.782%, 03/19/27		1,100	1,104,455
3.850%, 07/24/30	EUR	1,700	2,043,561
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 4.599%, 07/15/26		776	776,704
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		806	802,406
Verizon Communications, Inc.
1.875%, 10/26/29	EUR	300	335,024
1.250%, 04/08/30	EUR	2,815	3,029,423
VMware LLC
1.400%, 08/15/26		104	101,855
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.505%, 04/28/27		1,000	1,003,528
Wells Fargo & Co.
0.625%, 03/25/30	EUR	4,500	4,726,231
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.236%, 12/11/26		1,600	1,616,675
Western Union Co.
1.350%, 03/15/26		3,062	3,027,426
Westlake Corp.
1.625%, 07/17/29	EUR	800	878,833
Williams Cos., Inc.
4.800%, 11/15/29		260	264,632
Wisconsin Power & Light Co.
3.000%, 07/01/29		600	576,396
WPC Eurobond BV
0.950%, 06/01/30	EUR	5,870	6,157,957
TOTAL UNITED STATES			217,658,014
TOTAL BONDS			924,962,695
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26	28,200	$28,204,036
(r)	3M USTMMR + 0.098%, FRN, 3.864%, 01/31/27	22,000	21,976,715
(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27	10,000	9,997,135
TOTAL U.S. TREASURY OBLIGATIONS			60,177,886
COMMERCIAL PAPER — (2.7%)
CANADA — (0.7%)
Toronto-Dominion Bank
Ω	4.220%, 12/15/25	5,250	5,223,654
Ω	4.072%, 03/02/26	2,000	1,973,318
TOTAL CANADA			7,196,972
FRANCE — (0.8%)
Caisse des Depots et Consignations
Ω	4.168%, 11/17/25	2,000	1,996,322
Ω	4.167%, 12/01/25	4,500	4,484,805
Sanofi SA
Ω	4.169%, 12/17/25	1,750	1,741,034
TOTAL FRANCE			8,222,161
GERMANY — (0.3%)
BASF SE
Ω	4.809%, 11/04/25	2,500	2,498,870
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.2%)
European Investment Bank
	4.191%, 11/12/25	2,000	1,997,410
UNITED STATES — (0.7%)
Procter & Gamble Co.
Ω	4.090%, 12/08/25	7,000	6,971,691
TOTAL COMMERCIAL PAPER (Cost $26,886,751)			26,887,104
TOTAL INVESTMENT SECURITIES (Cost $1,010,193,634)			1,014,535,456

27

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	41,406	$478,941
TOTAL INVESTMENTS — (100.0%)
(Cost $1,010,672,575)			$1,015,014,397
As of October 31, 2025, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,566,786	CAD	7,742,545	Australia and New Zealand Bank	11/03/25	$46,452
USD	82,454,057	EUR	70,103,681	Bank of New York Mellon	11/03/25	1,649,045
USD	4,840,023	EUR	4,113,727	State Street Bank and Trust	11/03/25	98,335
USD	3,584,241	EUR	3,056,326	UBS AG	11/03/25	61,367
USD	90,183,087	EUR	76,707,948	Citibank, N.A.	11/04/25	1,765,667
USD	118,330	GBP	87,992	Citibank, N.A.	11/06/25	2,735
USD	94,765,290	EUR	81,082,053	Australia and New Zealand Bank	11/10/25	1,274,499
USD	12,203,192	CAD	16,991,761	Bank of New York Mellon	11/10/25	83,974
USD	2,750,161	JPY	418,484,498	Citibank, N.A.	11/10/25	33,292
USD	124,159,567	EUR	106,561,043	Citibank, N.A.	11/12/25	1,276,670
USD	42,671,189	AUD	64,671,484	Citibank, N.A.	11/13/25	352,189
USD	274,721	GBP	205,628	Citibank, N.A.	11/17/25	4,579
USD	2,861,281	JPY	431,713,080	Citibank, N.A.	11/17/25	56,539
USD	82,999,460	EUR	70,075,481	HSBC Bank	11/21/25	2,149,563
USD	4,662,735	EUR	4,025,032	State Street Bank and Trust	11/21/25	18,836
USD	3,127,270	EUR	2,680,441	UBS AG	11/21/25	34,699
USD	357,998	CAD	500,255	Citibank, N.A.	11/26/25	903
USD	4,095,479	CAD	5,711,525	Goldman Sachs Capital Markets L.P.	12/03/25	16,984
USD	89,841,843	EUR	77,273,734	NatWest Markets PLC	12/03/25	626,544
USD	88,919,263	EUR	76,707,948	UBS AG	12/04/25	352,185
USD	10,335,552	NZD	17,511,686	Citibank, N.A.	12/08/25	300,156
USD	1,605,774	NZD	2,679,134	NatWest Markets PLC	12/08/25	70,446
USD	2,513,687	NZD	4,204,797	Royal Bank of Canada	12/08/25	104,050
USD	5,315,873	NZD	8,867,473	NatWest Markets PLC	12/18/25	231,952
USD	3,852,289	NZD	6,691,068	Royal Bank of Canada	12/29/25	14,279
USD	5,413,024	NZD	9,277,529	Australia and New Zealand Bank	12/31/25	90,944
Total Appreciation						$10,716,884
CAD	2,031,020	USD	1,459,094	Citibank, N.A.	11/03/25	$(11,003)
CAD	5,711,525	USD	4,089,129	Goldman Sachs Capital Markets L.P.	11/03/25	(16,885)
EUR	77,273,734	USD	89,689,305	NatWest Markets PLC	11/03/25	(619,731)
EUR	76,707,948	USD	88,769,506	UBS AG	11/04/25	(352,085)
EUR	2,174,070	USD	2,532,813	Bank of New York Mellon	11/12/25	(25,743)
Total (Depreciation)						$(1,025,447)
Total Appreciation (Depreciation)						$9,691,437

28

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $110,907,454 or 10.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,507,771	—	$2,507,771
Bonds
Australia	—	69,167,752	—	69,167,752
Austria	—	420,404	—	420,404
Belgium	—	14,280,217	—	14,280,217
Canada	—	39,197,507	—	39,197,507
Denmark	—	14,129,550	—	14,129,550
Finland	—	27,921,641	—	27,921,641
France	—	101,200,015	—	101,200,015
Germany	—	72,199,595	—	72,199,595
Ireland	—	4,263,905	—	4,263,905
Italy	—	13,947,463	—	13,947,463
Japan	—	26,354,512	—	26,354,512
Luxembourg	—	14,390,904	—	14,390,904
Netherlands	—	50,450,904	—	50,450,904
New Zealand	—	27,518,696	—	27,518,696
Norway	—	16,940,115	—	16,940,115
Singapore	—	11,601,510	—	11,601,510
Spain	—	22,072,764	—	22,072,764
Supranational Organization Obligations	—	95,841,828	—	95,841,828
Sweden	—	35,484,561	—	35,484,561
Switzerland	—	10,623,469	—	10,623,469
United Kingdom	—	39,297,369	—	39,297,369
United States	—	217,658,014	—	217,658,014
U.S. Treasury Obligations	—	60,177,886	—	60,177,886
Commercial Paper	—	26,887,104	—	26,887,104
Securities Lending Collateral	—	478,941	—	478,941
Total Investments in Securities	—	$1,015,014,397	—	$1,015,014,397
Financial Instruments
Assets
Forward Currency Contracts**	—	10,716,884	—	10,716,884
Liabilities
Forward Currency Contracts**	—	(1,025,447)	—	(1,025,447)
Total Financial Instruments	—	$9,691,437	—	$9,691,437
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
29

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (76.8%)
AUSTRALIA — (9.3%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.816%, 03/18/26		82,266	$82,376,678
(r)	SOFR + 0.810%, FRN, 5.097%, 01/18/27		9,000	9,054,034
(r)Ω	SOFR + 0.810%, FRN, 5.097%, 01/18/27		3,060	3,078,372
(r)	3M Swap + 0.800%, FRN, 4.462%, 02/05/27	AUD	55,200	36,277,719
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	4,710	3,105,082
(r)	3M Swap + 1.200%, FRN, 4.862%, 11/04/27	AUD	18,900	12,528,515
(r)	3M Swap + 0.670%, FRN, 4.250%, 12/15/27	AUD	23,400	15,353,642
(r)	3M Swap + 0.680%, FRN, 4.270%, 02/18/28	AUD	21,800	14,307,957
(r)	3M Swap + 1.060%, FRN, 4.636%, 03/31/28	AUD	14,900	9,859,916
(r)Ω	SOFR + 0.620%, FRN, 4.876%, 06/18/28		26,316	26,430,185
(r)	3M Swap + 0.930%, FRN, 4.513%, 09/11/28	AUD	16,000	10,557,889
(r)	3M Swap + 0.960%, FRN, 4.622%, 02/05/29	AUD	8,500	5,616,220
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		7,115	7,195,398
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 5.015%, 03/13/26		2,300	2,304,327
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.340%, 08/17/26	AUD	12,470	$8,184,251
(r)	3M Swap + 0.700%, FRN, 4.259%, 01/14/27	AUD	74,700	49,040,431
(r)	3M Swap + 0.700%, FRN, 4.193%, 07/22/27	AUD	60,350	39,633,105
(r)	3M Swap + 1.020%, FRN, 4.610%, 08/18/27	AUD	47,000	31,034,095
(r)	3M Swap + 1.150%, FRN, 4.725%, 01/13/28	AUD	21,550	14,279,236
(r)Ω	SOFR + 0.640%, FRN, 4.905%, 03/14/28		8,800	8,841,783
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	750	495,544
(r)	3M Swap + 0.840%, FRN, 4.419%, 01/09/30	AUD	5,500	3,619,090
(r)Ω	SOFR + 0.810%, FRN, 5.075%, 03/14/30		3,350	3,374,921
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	5.006%, 06/12/28		26,400	26,533,531
National Australia Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.440%, 11/16/26	AUD	49,000	32,215,551
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/25/27	AUD	50,140	32,925,688
(r)	3M Swap + 0.700%, FRN, 4.358%, 05/10/27	AUD	62,000	40,721,562
(r)	3M Swap + 0.700%, FRN, 4.190%, 10/18/27	AUD	62,100	40,768,145
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	20,470	13,571,922

30

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	67,710	$44,746,563
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 06/13/28		12,050	12,112,407
(r)	3M Swap + 1.030%, FRN, 4.620%, 11/16/28	AUD	970	642,236
(r)	3M Swap + 0.900%, FRN, 4.447%, 03/22/29	AUD	22,000	14,506,301
(r)Ω	SOFR + 0.790%, FRN, 5.071%, 01/14/30		13,400	13,521,015
Westpac Banking Corp.
(r)	SOFR + 0.720%, FRN, 5.015%, 11/17/25		4,497	4,498,039
(r)	3M Swap + 0.820%, FRN, 4.400%, 12/15/26	AUD	27,100	17,812,562
(r)	3M Swap + 0.700%, FRN, 4.203%, 01/25/27	AUD	3,800	2,494,271
(r)	3M Swap + 1.050%, FRN, 4.623%, 05/20/27	AUD	27,300	18,022,436
(r)	3M Swap + 1.230%, FRN, 4.888%, 11/11/27	AUD	39,000	25,864,484
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	69,100	45,646,616
(r)	3M Swap + 0.930%, FRN, 4.478%, 09/19/28	AUD	2,500	1,649,948
(r)	3M Swap + 1.000%, FRN, 4.563%, 01/15/29	AUD	45,000	29,761,194
(r)	3M Swap + 0.850%, FRN, 4.398%, 09/19/29	AUD	49,300	32,449,562
(r)	SOFR + 0.820%, FRN, 5.089%, 07/01/30		23,850	24,074,572
TOTAL AUSTRALIA				871,086,995
			Face Amount^	Value†
			(000)
BELGIUM — (2.9%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	3,600	$3,920,328
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	262,960	272,030,254
TOTAL BELGIUM				275,950,582
CANADA — (5.9%)
Canada Government Bonds
	4.500%, 11/01/25	CAD	60,000	42,772,807
	4.500%, 02/01/26	CAD	88,100	63,131,999
	0.250%, 03/01/26	CAD	8,400	5,950,342
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.776%, 03/15/28	CAD	30,500	21,794,382
(r)	1 day CAD Overnight Index + 0.25%, FRN, 2.696%, 09/15/28	CAD	30,000	21,388,328
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.726%, 09/15/29	CAD	14,340	10,222,292
CDP Financial, Inc.
	4.500%, 02/13/26		13,900	13,911,921
	3.000%, 04/11/29	EUR	56,230	65,936,081
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 5.436%, 03/11/26		17,865	17,937,022
(r)Ω	SOFR + 1.250%, FRN, 5.436%, 03/11/26		2,528	2,538,192
	3.125%, 06/11/29	EUR	99,418	117,357,501
Province of Alberta
	4.100%, 06/01/29	CAD	14,500	10,840,031
	2.050%, 06/01/30	CAD	41,200	28,381,896
Province of British Columbia
	6.500%, 01/15/26		3,800	3,815,636
	5.700%, 06/18/29	CAD	18,000	14,160,779
	2.200%, 06/18/30	CAD	14,200	9,838,908
Province of Manitoba
	7.750%, 12/22/25	CAD	1,600	1,149,118
	2.050%, 06/02/30	CAD	2,700	1,857,534
Province of Ontario
	8.500%, 12/02/25	CAD	1,700	1,217,993
	2.700%, 06/02/29	CAD	10,000	7,131,011
	1.550%, 11/01/29	CAD	37,100	25,254,610
	2.050%, 06/02/30	CAD	53,800	37,047,220

31

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Quebec
Δ	0.000%, 10/15/29	EUR	6,500	$6,792,631
PSP Capital, Inc.
	3.000%, 11/05/25	CAD	25,600	18,253,016
TOTAL CANADA				548,681,250
DENMARK — (0.5%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	21,000	21,957,761
Novo Nordisk Finance Netherlands BV
	3.125%, 01/21/29	EUR	2,300	2,699,609
	2.875%, 08/27/30	EUR	21,944	25,498,789
TOTAL DENMARK				50,156,159
FINLAND — (3.0%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	13,500	15,635,823
Δ	0.000%, 09/15/30	EUR	14,700	15,064,910
Kuntarahoitus OYJ
(r)Ω	SOFR + 1.000%, FRN, 5.068%, 02/02/29		4,000	4,072,673
	2.500%, 08/29/29	EUR	29,631	34,294,313
	2.625%, 12/14/29	EUR	75,047	87,147,462
	3.125%, 07/29/30	EUR	24,568	29,113,188
Δ	0.000%, 10/14/30	EUR	2,014	2,050,221
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.872%, 03/19/27		36,594	36,775,405
(r)Ω	SOFR + 0.830%, FRN, 5.048%, 08/28/30		46,590	46,683,510
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	9,200	10,699,609
TOTAL FINLAND				281,537,114
FRANCE — (4.9%)
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	1,700	1,964,127
	0.500%, 05/25/30	EUR	200	207,804
Agence France Locale
	0.200%, 03/20/29	EUR	41,200	43,844,843
Bpifrance SACA
	0.050%, 09/26/29	EUR	100	104,224
Caisse d'Amortissement de la Dette Sociale
	4.000%, 01/25/26		14,600	14,593,459
	0.600%, 11/25/29	EUR	10,300	10,987,734
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	3.125%, 03/01/30	EUR	31,300	$36,850,790
	2.875%, 05/25/30	EUR	52,300	60,909,303
	Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.409%, 05/03/26		68,000	67,955,834
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	28,750	33,413,011
	2.500%, 05/25/30	EUR	89,940	103,368,705
	L'Oreal SA
	3.375%, 11/23/29	EUR	14,400	17,105,361
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	4,900	5,674,689
	3.250%, 09/07/29	EUR	16,500	19,511,206
	3.375%, 02/05/30	EUR	16,200	19,278,339
	Regie Autonome des Transports Parisiens EPIC
	0.350%, 06/20/29	EUR	1,400	1,485,770
	Region of Ile de France
	1.375%, 03/14/29	EUR	10,800	11,990,286
	Sanofi SA
	1.375%, 03/21/30	EUR	3,900	4,283,743
	TOTAL FRANCE			453,529,228
GERMANY — (6.9%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	5,400	6,409,076
	1.500%, 01/15/30	EUR	4,200	4,641,785
	Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	31,000	35,538,448
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	9,900	11,092,650
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	7,200	8,638,762
	Free & Hanseatic City of Hamburg
	0.010%, 06/03/30	EUR	1,557	1,604,444
	Investitionsbank Berlin
	2.500%, 05/20/30	EUR	29,500	33,970,335
Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	27,300	28,839,553
	3.125%, 06/07/30	EUR	24,100	28,677,941
Δ	0.000%, 09/17/30	EUR	30,000	30,827,947
Land Berlin
	0.100%, 01/18/30	EUR	6,900	7,218,441
	2.375%, 06/04/30	EUR	50,547	58,022,242

32

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26		14,750	$14,759,065
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	21,788	22,830,013
	0.050%, 12/18/29	EUR	6,880	7,212,856
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	7,000	8,180,164
NRW Bank
	0.125%, 02/04/30	EUR	35,400	37,026,437
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	21,100	24,483,107
	1.000%, 02/25/30	EUR	3,400	3,695,745
	2.750%, 09/09/30	EUR	16,400	19,080,773
State of Hesse
	0.010%, 03/11/30	EUR	11,730	12,166,519
State of Lower Saxony
	2.500%, 01/09/30	EUR	22,456	25,941,740
	0.125%, 01/10/30	EUR	6,010	6,294,445
	2.750%, 03/25/30	EUR	50,623	59,080,058
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	38,600	44,861,789
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	44,000	45,882,358
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	49,847	57,455,425
TOTAL GERMANY				644,432,118
LUXEMBOURG — (3.0%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	1,029	1,073,510
	2.625%, 05/07/30	EUR	241,470	280,176,990
TOTAL LUXEMBOURG				281,250,500
NETHERLANDS — (9.2%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.858%, 07/07/28		10,700	10,719,201
	2.750%, 06/04/29	EUR	55,200	64,021,665
	3.125%, 01/21/30	EUR	44,400	52,200,408
BNG Bank NV
	0.100%, 01/15/30	EUR	59,300	62,010,074
	3.000%, 04/23/30	EUR	31,100	36,620,403
	2.500%, 05/21/30	EUR	110,666	127,581,395
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.838%, 08/28/26		17,250	$17,294,850
(r)	3M Swap + 0.730%, FRN, 4.233%, 01/27/27	AUD	60,100	39,451,622
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	11,500	7,563,953
(r)	SOFR + 0.710%, FRN, 4.900%, 03/05/27		65,000	65,345,270
(r)	3M Swap + 1.180%, FRN, 4.670%, 01/19/28	AUD	34,700	22,980,065
(r)	SOFR + 0.600%, FRN, 4.687%, 01/21/28		5,525	5,532,098
(r)	3M Swap + 0.750%, FRN, 4.298%, 05/26/28	AUD	31,200	20,473,156
(r)	SOFR + 0.590%, FRN, 4.683%, 10/17/28		49,290	49,332,389
(r)	3M Swap + 1.150%, FRN, 4.722%, 11/21/28	AUD	11,500	7,631,372
(r)	SOFR + 0.890%, FRN, 4.983%, 10/17/29		9,000	9,059,388
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	65,835	76,890,059
	2.500%, 05/22/30	EUR	117,604	135,593,630
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	44,100	45,660,488
TOTAL NETHERLANDS				855,961,486
NEW ZEALAND — (2.8%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	6,900	3,733,879
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	16,200	9,254,876
	4.500%, 05/15/30	NZD	371,300	223,457,205
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	31,100	16,782,969

33

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
	4.500%, 05/15/30	NZD	6,800	$4,051,755
TOTAL NEW ZEALAND				257,280,684
NORWAY — (2.2%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.162%, 06/17/26		30,500	30,638,429
(r)	SOFR + 1.000%, FRN, 5.162%, 06/17/26		15,252	15,321,223
(r)Ω	SOFR + 0.400%, FRN, 4.618%, 03/03/28		10,700	10,720,326
(r)Ω	SOFR + 0.410%, FRN, 4.520%, 04/09/29		141,000	141,173,120
	0.050%, 10/24/29	EUR	4,050	4,235,863
TOTAL NORWAY				202,088,961
SINGAPORE — (1.8%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 4.318%, 02/26/27	AUD	17,000	11,168,370
(r)	3M Swap + 0.670%, FRN, 4.242%, 02/21/28	AUD	700	459,027
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.858%, 03/21/28		8,800	8,836,020
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		21,900	21,908,103
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/24/27	AUD	20,000	13,129,968
(r)	3M Swap + 0.720%, FRN, 4.290%, 04/16/27	AUD	5,600	3,676,135
(r)	3M Swap + 0.650%, FRN, 4.212%, 02/28/28	AUD	15,500	10,150,777
(r)Ω	SOFR + 0.580%, FRN, 4.843%, 04/02/28		100,000	100,328,702
TOTAL SINGAPORE				169,657,102
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.9%)
African Development Bank
	0.875%, 03/23/26		10,285	$10,161,863
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.166%, 06/16/26		657	660,200
(r)	SOFR + 1.000%, FRN, 5.237%, 08/27/26		12,348	12,432,460
(r)	SOFR + 0.300%, FRN, 4.441%, 06/20/28		201,766	201,726,902
	0.025%, 01/31/30	EUR	3,400	3,545,193
Asian Infrastructure Investment Bank
	0.500%, 01/27/26		8,000	7,934,233
(r)	SOFR + 0.620%, FRN, 4.896%, 08/16/27		49,132	49,433,723
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	4,400	4,588,942
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	9,736	10,050,556
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.290%, 04/14/26		6,344	6,342,921
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		129,710	129,834,345
(r)	SOFR + 0.420%, FRN, 4.513%, 07/22/30		26,250	26,284,819
European Investment Bank
(r)	SOFR + 1.000%, FRN, 5.240%, 05/21/28		22,497	22,867,789
(r)Ω	SOFR + 1.000%, FRN, 5.240%, 05/21/28		2,750	2,796,805
	0.050%, 01/16/30	EUR	21,500	22,538,768
	4.000%, 04/15/30	EUR	43,300	53,317,028
	2.375%, 05/15/30	EUR	136,100	156,937,024
European Union
	2.875%, 10/05/29	EUR	21,300	25,022,760

34

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.625%, 12/04/29	EUR	226,850	$254,058,163
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.336%, 09/16/26		27,700	27,700,831
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		8,720	8,727,631
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		58,579	58,677,967
(r)	SOFR + 0.270%, FRN, 4.411%, 03/20/28		51,000	50,971,656
(r)	SOFR + 0.350%, FRN, 4.466%, 10/05/28		103,500	103,587,810
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		22,800	22,804,871
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.350%, 06/15/26		39,000	39,025,350
(r)	SOFR + 0.370%, FRN, 4.474%, 01/12/27		40,530	40,586,912
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27		6,600	6,604,100
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		54,880	55,085,251
(r)	SOFR + 0.300%, FRN, 4.580%, 05/15/28		45,500	45,532,875
International Development Association
	2.500%, 05/28/30	EUR	19,000	21,913,537
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.590%, 08/28/28		55,740	55,747,540
(r)	SOFR + 0.360%, FRN, 4.596%, 08/28/29		15,000	14,992,061
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.290%, 05/12/26		22,400	$22,494,834
(r)	SOFR + 0.290%, FRN, 4.406%, 10/04/27		5,400	5,407,134
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,580,394,854
SWEDEN — (2.2%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	4.959%, 06/02/28		81,800	82,159,343
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26		53,250	53,558,332
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.878%, 05/28/27		7,800	7,831,864
(r)Ω	SOFR + 0.740%, FRN, 4.974%, 05/23/28		48,780	49,065,323
	0.050%, 09/06/28	EUR	5,180	5,584,391
Swedbank AB
	4.125%, 11/13/28	EUR	4,568	5,516,577
(r)Ω	SOFR + 1.030%, FRN, 5.273%, 11/20/29		4,000	4,045,754
TOTAL SWEDEN				207,761,584
UNITED KINGDOM — (0.2%)
Bank of England Euro Notes
	4.625%, 03/06/26		17,800	17,837,497
UNITED STATES — (5.1%)
Alphabet, Inc.
	2.500%, 05/06/29	EUR	18,372	21,171,318
Apple, Inc.
	1.375%, 05/24/29	EUR	3,150	3,515,022
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.277%, 08/18/26		1,450	1,457,885
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	18,767	20,706,402

35

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.698%, 02/26/28		27,020	$27,096,926
(r)	SOFR + 0.570%, FRN, 4.839%, 08/13/28		53,200	53,400,320
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	7,400	7,856,295
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.718%, 10/15/28		32,000	32,116,160
	2.125%, 06/03/30	EUR	19,700	22,265,680
Johnson & Johnson
	2.700%, 02/26/29	EUR	4,968	5,792,577
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.689%, 04/29/26		11,850	11,873,159
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.598%, 03/15/28		7,240	7,246,786
	1.000%, 02/22/29	EUR	3,400	3,745,290
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.636%, 09/15/27		36,036	36,244,973
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26		400	402,780
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27		13,250	13,290,102
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	8,089	8,938,959
	3.500%, 01/17/30	EUR	9,900	11,868,583
	1.500%, 04/01/30	EUR	3,250	3,607,174
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	15,670	16,406,423
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	3,210	3,808,200
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26		18,040	18,127,967
Sanofi SA
(r)	SOFR + 0.540%, FRN, 4.601%, 11/03/28		81,800	82,122,946
	2.625%, 06/23/29	EUR	7,500	8,688,392
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27		20,915	$20,972,568
Visa, Inc.
	2.000%, 06/15/29	EUR	10,100	11,440,677
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.505%, 04/28/27		19,700	19,769,493
Wells Fargo Bank NA
(r)	SOFR + 1.060%, FRN, 5.347%, 08/07/26		2,530	2,544,719
(r)	SOFR + 1.070%, FRN, 5.236%, 12/11/26		2,275	2,298,710
TOTAL UNITED STATES				478,776,486
TOTAL BONDS				7,176,382,600
U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26		235,500	235,533,703
(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27		116,000	115,966,765
TOTAL U.S. TREASURY OBLIGATIONS				351,500,468
COMMERCIAL PAPER — (9.4%)
CANADA — (3.4%)
CDP Financial, Inc.
Ω	4.499%, 12/02/25		22,952	22,870,950
PSP Capital, Inc.
Ω	4.422%, 11/04/25		21,000	20,990,850
Ω	4.027%, 02/04/26		85,000	84,111,920
Toronto-Dominion Bank
Ω	4.221%, 12/16/25		100,000	99,486,860
Ω	4.200%, 12/18/25		70,000	69,624,968
Ω	4.056%, 01/22/26		25,000	24,769,912
TOTAL CANADA				321,855,460
FRANCE — (1.1%)
Caisse des Depots et Consignations
Ω	4.168%, 11/17/25		25,000	24,954,030
Ω	4.324%, 11/26/25		20,000	19,943,494

36

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Sanofi SA
Ω	4.328%, 12/29/25		57,000	$56,633,775
TOTAL FRANCE				101,531,299
GERMANY — (1.6%)
Erste Abwicklungsanstalt
Ω	4.111%, 01/29/26		50,000	49,513,750
NRW Bank
Ω	4.469%, 11/12/25		40,000	39,947,652
Ω	3.989%, 12/03/25		65,000	64,771,674
TOTAL GERMANY				154,233,076
LUXEMBOURG — (0.3%)
Nestle Finance International Ltd.
Ω	4.317%, 11/03/25		25,000	24,991,858
NORWAY — (0.6%)
Equinor ASA
Ω	4.283%, 12/08/25		40,000	39,833,192
Ω	4.200%, 12/10/25		18,000	17,920,933
TOTAL NORWAY				57,754,125
SINGAPORE — (1.2%)
DBS Bank Ltd.
Ω	4.296%, 11/26/25		10,000	9,971,747
Ω	4.324%, 12/02/25		70,000	69,756,008
Ω	4.304%, 12/05/25		30,000	29,885,571
TOTAL SINGAPORE				109,613,326
SWEDEN — (0.3%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25		25,000	24,972,470
UNITED STATES — (0.9%)
Sanofi SA
Ω	4.454%, 11/25/25		59,000	58,839,255
Walmart, Inc.
Ω	3.991%, 12/04/25		25,000	24,907,650
TOTAL UNITED STATES				83,746,905
TOTAL COMMERCIAL PAPER (Cost $878,647,598)				878,698,519
FOREIGN SOVEREIGN OBLIGATIONS — (9.9%)
CANADA — (6.9%)
Alberta Treasury Bills
∞	2.721%, 11/04/25	CAD	45,000	32,076,396
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.703%, 11/18/25	CAD	29,700	$21,152,211
∞	2.399%, 01/13/26	CAD	15,000	10,646,893
Canada Treasury Bills
∞	2.634%, 12/03/25	CAD	60,000	42,691,526
∞	2.655%, 11/19/25	CAD	17,300	12,320,121
∞	2.659%, 11/05/25	CAD	48,200	34,355,323
∞	2.385%, 01/14/26	CAD	14,100	10,006,974
∞	2.379%, 02/11/26	CAD	14,000	9,919,233
Ontario Treasury Bills
∞	2.700%, 11/26/25	CAD	45,800	32,602,886
∞	2.642%, 12/03/25	CAD	21,765	15,486,817
∞	2.502%, 12/10/25	CAD	78,500	55,832,359
∞	2.708%, 11/05/25	CAD	75,700	53,956,389
∞	2.442%, 12/24/25	CAD	36,400	25,867,344
∞	2.331%, 01/07/26	CAD	15,000	10,650,743
Province of Manitoba Treasury Bills
∞	2.709%, 11/12/25	CAD	34,000	24,223,864
∞	2.679%, 11/26/25	CAD	25,000	17,796,692
Quebec Treasury Bills
∞	2.702%, 11/07/25	CAD	71,800	51,170,458
∞	2.699%, 11/14/25	CAD	87,600	62,403,953
∞	2.670%, 11/21/25	CAD	69,406	49,421,743
∞	2.480%, 12/12/25	CAD	4,655	3,310,425
∞	2.449%, 12/19/25	CAD	53,125	37,764,184
∞	2.260%, 01/30/26	CAD	40,000	28,359,488
TOTAL CANADA				642,016,022
SINGAPORE — (2.0%)
Monetary Authority of Singapore Bills
∞	1.482%, 01/02/26	SGD	130,100	99,727,507
∞	1.434%, 01/08/26	SGD	117,200	89,818,412
TOTAL SINGAPORE				189,545,919
UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
∞	4.067%, 01/19/26	GBP	75,000	97,703,943
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				929,265,884
TOTAL INVESTMENT SECURITIES (Cost $9,377,419,753)				9,335,847,471

37

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	480,191	$5,554,369
TOTAL INVESTMENTS — (100.0%)
(Cost $9,382,974,122)			$9,341,401,840
As of October 31, 2025, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	92,657,247	CAD	128,881,968	Australia and New Zealand Bank	11/03/25	$766,071
USD	84,822,322	AUD	128,319,696	Australia and New Zealand Bank	11/03/25	862,750
USD	50,729,280	EUR	43,145,001	Australia and New Zealand Bank	11/03/25	998,192
USD	100,277,205	SGD	129,339,043	Bank of America Corp.	11/03/25	907,934
USD	73,908,772	EUR	62,762,412	Citibank, N.A.	11/03/25	1,565,674
USD	21,147,537	SGD	27,190,974	HSBC Bank	11/03/25	257,114
USD	5,750,483	EUR	4,887,380	Societe Generale	11/03/25	117,045
USD	103,157,451	AUD	155,878,768	Bank of New York Mellon	11/04/25	1,165,979
USD	90,793,455	CAD	126,266,040	Societe Generale	11/04/25	762,826
USD	11,747,643	EUR	9,996,293	State Street Bank and Trust	11/04/25	225,416
USD	73,083,738	EUR	62,093,183	UBS AG	11/04/25	1,512,027
USD	49,458,113	EUR	42,264,190	Citibank, N.A.	11/05/25	739,551
USD	73,079,018	EUR	62,093,182	UBS AG	11/05/25	1,503,282
USD	144,012,722	EUR	123,164,295	Societe Generale	11/06/25	2,031,415
USD	81,075,723	CAD	112,985,709	Australia and New Zealand Bank	11/07/25	501,994
USD	122,409,707	EUR	104,269,965	Bank of New York Mellon	11/07/25	2,202,638
USD	91,231,976	CAD	127,123,000	Bank of New York Mellon	11/10/25	562,663
USD	87,954,773	EUR	74,734,533	Citibank, N.A.	11/10/25	1,782,922
USD	44,554,660	SGD	56,880,462	Goldman Sachs Capital Markets L.P.	11/10/25	833,586
USD	90,391,969	SGD	117,353,633	Royal Bank of Canada	11/10/25	188,290
USD	100,520,130	AUD	152,558,926	Societe Generale	11/10/25	693,852
USD	111,625,054	CAD	155,441,794	Bank of New York Mellon	11/12/25	746,268
USD	91,324,023	EUR	77,670,259	Citibank, N.A.	11/12/25	1,757,083
USD	89,234,463	EUR	75,767,450	Citibank, N.A.	11/13/25	1,856,858
USD	86,016,647	AUD	130,406,299	Citibank, N.A.	11/13/25	682,836
USD	2,819,409	NZD	4,901,620	Bank of America Corp.	11/14/25	13,349
USD	92,302,376	CAD	127,240,237	Citibank, N.A.	11/14/25	1,530,856
USD	125,828,298	EUR	106,989,055	Citibank, N.A.	11/14/25	2,437,918
USD	35,509,324	NZD	61,667,595	Citibank, N.A.	11/14/25	206,103
USD	122,761,752	EUR	104,920,494	Citibank, N.A.	11/17/25	1,736,571
USD	99,757,920	GBP	74,262,150	Societe Generale	11/17/25	2,196,972
USD	11,299,417	CAD	15,783,425	Societe Generale	11/17/25	37,998
USD	99,059,614	EUR	84,709,053	Citibank, N.A.	11/18/25	1,342,702
USD	82,972,710	EUR	71,182,271	Citibank, N.A.	11/19/25	855,112
USD	73,131,785	EUR	62,838,570	Citibank, N.A.	11/20/25	635,595
USD	43,461,557	EUR	37,524,054	HSBC Bank	11/20/25	170,454
USD	9,272,758	EUR	8,005,248	HSBC Bank	11/21/25	36,667
USD	74,594,177	EUR	62,838,570	Societe Generale	11/21/25	2,093,898
USD	23,501,212	EUR	20,205,633	Bank of New York Mellon	11/24/25	184,928
USD	81,182,528	EUR	68,489,646	HSBC Bank	11/24/25	2,148,922
USD	73,154,288	EUR	62,838,570	Citibank, N.A.	11/25/25	637,647
USD	26,899,272	EUR	23,123,049	HSBC Bank	11/25/25	214,931
USD	143,936,154	EUR	124,053,557	Citibank, N.A.	11/26/25	768,435
USD	84,505,696	CAD	118,092,349	Citibank, N.A.	11/26/25	208,358

38

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	92,979,239	CAD	130,195,082	Societe Generale	11/28/25	$33,137
USD	144,541,204	EUR	124,876,200	State Street Bank and Trust	11/28/25	407,826
USD	77,081,086	CAD	107,548,603	HSBC Bank	12/01/25	290,470
USD	127,026,421	EUR	108,973,575	Royal Bank of Canada	12/01/25	1,226,718
USD	77,446,384	CAD	107,781,962	HSBC Bank	12/02/25	485,203
USD	72,843,964	EUR	62,357,545	UBS AG	12/02/25	854,003
USD	92,413,038	CAD	128,881,968	Citibank, N.A.	12/03/25	380,785
USD	120,735,772	SGD	156,530,017	Societe Generale	12/03/25	205,771
USD	72,845,523	EUR	62,357,545	UBS AG	12/03/25	851,499
USD	102,035,202	AUD	155,878,768	Bank of America Corp.	12/04/25	7,410
USD	90,286,183	CAD	126,266,040	Royal Bank of Canada	12/04/25	117,237
USD	119,537,288	EUR	101,970,094	Societe Generale	12/04/25	1,802,509
USD	99,464,640	EUR	85,156,230	Societe Generale	12/05/25	1,137,529
USD	38,916,425	NZD	66,039,839	Australia and New Zealand Bank	12/08/25	1,071,074
USD	102,941,182	EUR	88,344,384	Citibank, N.A.	12/08/25	915,267
USD	130,233,268	EUR	112,113,805	Societe Generale	12/09/25	749,435
USD	72,992,466	EUR	62,838,570	Citibank, N.A.	12/10/25	414,022
USD	72,998,492	EUR	62,838,570	State Street Bank and Trust	12/11/25	415,886
USD	89,971,709	EUR	77,284,022	HSBC Bank	12/12/25	698,553
USD	109,101,506	EUR	93,454,823	HSBC Bank	12/15/25	1,130,381
USD	133,572,371	EUR	114,277,476	HSBC Bank	12/16/25	1,536,644
USD	65,623,588	NZD	111,582,241	Australia and New Zealand Bank	12/17/25	1,653,824
USD	103,260,488	EUR	88,415,522	HSBC Bank	12/17/25	1,099,696
USD	37,141,681	NZD	61,949,843	HSBC Bank	12/18/25	1,624,449
USD	2,448,974	NZD	4,191,410	Royal Bank of Canada	12/18/25	45,945
USD	128,968,729	EUR	110,794,793	Royal Bank of Canada	12/18/25	942,191
USD	83,623,951	EUR	72,089,476	Citibank, N.A.	12/19/25	317,729
USD	37,051,292	NZD	64,378,362	Citibank, N.A.	12/29/25	123,738
USD	47,984,313	NZD	82,916,493	Australia and New Zealand Bank	12/30/25	421,143
USD	84,257,150	AUD	128,319,696	Australia and New Zealand Bank	01/02/26	246,167
Total Appreciation						$63,887,923
AUD	128,319,696	USD	84,205,951	Australia and New Zealand Bank	11/03/25	$(246,379)
CAD	128,881,968	USD	92,270,177	Citibank, N.A.	11/03/25	(379,002)
EUR	110,794,793	USD	128,646,050	Royal Bank of Canada	11/03/25	(938,426)
SGD	156,530,017	USD	120,463,304	Societe Generale	11/03/25	(203,610)
AUD	155,878,768	USD	101,999,272	Bank of America Corp.	11/04/25	(7,800)
EUR	72,089,476	USD	83,416,174	Citibank, N.A.	11/04/25	(322,236)
CAD	126,266,040	USD	90,147,724	Royal Bank of Canada	11/04/25	(117,095)
CAD	50,542,894	USD	36,276,497	Citibank, N.A.	11/12/25	(223,551)
USD	54,765,314	CAD	76,865,177	Societe Generale	11/12/25	(63,682)
USD	76,309,609	CAD	106,963,332	Bank of New York Mellon	11/17/25	(8,356)
USD	95,513,047	AUD	148,123,971	HSBC Bank	11/17/25	(1,419,286)
USD	96,690,811	AUD	148,207,865	Bank of New York Mellon	11/18/25	(297,581)
USD	110,248,773	AUD	169,928,780	Societe Generale	11/24/25	(961,927)
USD	30,293,812	AUD	46,564,100	Bank of New York Mellon	11/26/25	(181,014)
USD	80,778,221	AUD	124,265,679	Societe Generale	11/28/25	(551,931)
CAD	10,187,004	USD	7,318,879	UBS AG	11/28/25	(46,390)
USD	14,006,370	EUR	12,136,447	Bank of New York Mellon	12/02/25	(4,803)
SGD	84,096,706	USD	64,756,274	Bank of America Corp.	12/03/25	(796)
USD	72,821,526	EUR	63,096,686	Bank of New York Mellon	12/03/25	(25,863)
CAD	25,696,044	USD	18,366,767	Citibank, N.A.	12/03/25	(17,693)
Total (Depreciation)						$(6,017,421)
Total Appreciation (Depreciation)						$57,870,502

39

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $1,679,358,629 or 17.7% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$871,086,995	—	$871,086,995
Belgium	—	275,950,582	—	275,950,582
Canada	—	548,681,250	—	548,681,250
Denmark	—	50,156,159	—	50,156,159
Finland	—	281,537,114	—	281,537,114
France	—	453,529,228	—	453,529,228
Germany	—	644,432,118	—	644,432,118
Luxembourg	—	281,250,500	—	281,250,500
Netherlands	—	855,961,486	—	855,961,486
New Zealand	—	257,280,684	—	257,280,684
Norway	—	202,088,961	—	202,088,961
Singapore	—	169,657,102	—	169,657,102
Supranational Organization Obligations	—	1,580,394,854	—	1,580,394,854
Sweden	—	207,761,584	—	207,761,584
United Kingdom	—	17,837,497	—	17,837,497
United States	—	478,776,486	—	478,776,486
U.S. Treasury Obligations	—	351,500,468	—	351,500,468
Commercial Paper	—	878,698,519	—	878,698,519
Foreign Sovereign Obligations	—	929,265,884	—	929,265,884
Securities Lending Collateral	—	5,554,369	—	5,554,369
Total Investments in Securities	—	$9,341,401,840	—	$9,341,401,840
Financial Instruments
Assets
Forward Currency Contracts**	—	63,887,923	—	63,887,923
Liabilities
Forward Currency Contracts**	—	(6,017,421)	—	(6,017,421)
Total Financial Instruments	—	$57,870,502	—	$57,870,502
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
40

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (9.8%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	14,000	$8,212,394
	1.750%, 03/20/34	AUD	6,000	3,123,288
	4.750%, 02/20/35	AUD	5,000	3,260,573
	4.750%, 02/20/37	AUD	7,400	4,708,960
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,000	1,712,944
	1.750%, 07/20/34	AUD	7,000	3,593,180
	5.000%, 07/21/37	AUD	41,000	26,477,288
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	3,000	1,671,350
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	5,000	3,221,446
	2.250%, 11/20/34	AUD	51,500	27,284,014
	2.000%, 09/17/35	AUD	11,000	5,536,019
	2.000%, 11/20/37	AUD	4,200	1,953,541
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,260,637
	TOTAL AUSTRALIA			96,015,634
BELGIUM — (0.6%)
Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	5,000	5,734,152
CANADA — (19.2%)
	CDP Financial, Inc.
	2.750%, 02/13/32	EUR	20,000	22,891,366
	CPPIB Capital, Inc.
	1.500%, 03/04/33	EUR	31,520	32,928,038
Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	13,000	14,049,713
Ω	1.850%, 05/03/32	EUR	3,333	3,602,130
Province of British Columbia
	1.550%, 06/18/31	CAD	18,000	11,875,855
	3.550%, 06/18/33	CAD	16,000	11,566,247
	Province of Manitoba
	4.250%, 06/02/34	CAD	4,000	3,004,756
Province of Ontario
	3.750%, 06/02/32	CAD	39,000	28,782,503
	3.650%, 06/02/33	CAD	4,800	3,496,774
	4.150%, 06/02/34	CAD	6,000	4,492,075
Province of Quebec
	1.500%, 09/01/31	CAD	31,000	20,274,493
	3.600%, 09/01/33	CAD	3,000	2,170,040
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	4.450%, 09/01/34	CAD	9,000	$6,852,141
	5.750%, 12/01/36	CAD	5,400	4,500,918
	Province of Saskatchewan
	3.300%, 05/08/34	EUR	10,000	11,665,939
	PSP Capital, Inc.
	3.250%, 07/02/34	EUR	5,000	5,809,004
	TOTAL CANADA			187,961,992
FINLAND — (2.9%)
Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	28,011	28,974,268
FRANCE — (22.7%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	8,000	9,337,048
Agence France Locale
Δ	0.000%, 03/20/31	EUR	11,100	10,963,008
	3.125%, 03/20/33	EUR	6,100	6,953,012
	3.125%, 03/20/34	EUR	5,000	5,655,378
French Republic Government Bonds OAT
	3.500%, 11/25/33	EUR	64,000	75,591,344
	1.250%, 05/25/34	EUR	69,000	67,903,560
	4.750%, 04/25/35	EUR	23,000	29,566,550
	SFIL SA
	2.875%, 01/22/31	EUR	5,000	5,759,521
	SNCF Reseau
	1.000%, 11/09/31	EUR	3,400	3,482,515
	Societe Nationale SNCF SACA
	3.375%, 05/25/33	EUR	3,300	3,836,842
	UNEDIC ASSEO
	1.250%, 05/25/33	EUR	3,400	3,435,177
	TOTAL FRANCE			222,483,955
GERMANY — (1.9%)
	Bayerische Landesbank
	3.625%, 08/04/32	EUR	11,300	13,333,687
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	4,773	5,014,088
	TOTAL GERMANY			18,347,775
IRELAND — (0.2%)
ESB Finance DAC
	4.000%, 05/03/32	EUR	1,500	1,814,735

41

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
JAPAN — (18.9%)
Japan Government Ten Year Bonds
0.100%, 12/20/30	JPY	1,000,000	$6,126,793
0.100%, 03/20/31	JPY	1,950,000	11,899,796
0.200%, 03/20/32	JPY	1,100,000	6,642,041
0.500%, 12/20/32	JPY	1,100,000	6,696,788
0.800%, 09/20/33	JPY	1,100,000	6,776,160
Japan Government Thirty Year Bonds
2.500%, 03/20/36	JPY	400,000	2,788,969
2.400%, 03/20/37	JPY	800,000	5,498,099
2.400%, 09/20/38	JPY	1,400,000	9,499,306
2.300%, 03/20/39	JPY	800,000	5,340,186
2.300%, 03/20/40	JPY	1,450,000	9,574,272
Japan Government Twenty Year Bonds
1.400%, 09/20/34	JPY	1,000,000	6,399,455
1.300%, 06/20/35	JPY	500,000	3,146,713
0.500%, 09/20/36	JPY	1,200,000	6,814,405
0.600%, 12/20/36	JPY	1,570,000	8,964,516
0.700%, 03/20/37	JPY	1,000,000	5,741,873
0.600%, 06/20/37	JPY	1,500,000	8,462,429
0.600%, 09/20/37	JPY	850,000	4,767,578
0.500%, 03/20/38	JPY	1,200,000	6,561,184
0.500%, 06/20/38	JPY	1,700,000	9,230,147
0.700%, 09/20/38	JPY	1,600,000	8,862,241
0.500%, 12/20/38	JPY	1,300,000	6,958,640
0.400%, 03/20/39	JPY	1,100,000	5,764,311
0.300%, 06/20/39	JPY	1,100,000	5,638,116
0.300%, 09/20/39	JPY	1,800,000	9,151,372
0.300%, 12/20/39	JPY	900,000	4,539,478
0.400%, 03/20/40	JPY	1,800,000	9,154,292
0.400%, 06/20/40	JPY	950,000	4,795,062
TOTAL JAPAN			185,794,222
LUXEMBOURG — (3.0%)
European Financial Stability Facility
1.250%, 05/24/33	EUR	28,300	29,202,415
NETHERLANDS — (1.3%)
Alliander NV
3.000%, 05/06/33	EUR	8,000	9,148,865
Enexis Holding NV
0.625%, 06/17/32	EUR	4,000	3,944,193
TOTAL NETHERLANDS			13,093,058
NEW ZEALAND — (5.0%)
New Zealand Government Bonds
2.000%, 05/15/32	NZD	11,100	5,736,087
4.250%, 05/15/34	NZD	35,000	20,464,175
		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
2.750%, 04/15/37	NZD	24,200	$11,921,438
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,475,807
3.000%, 05/15/35	NZD	5,000	2,530,079
2.000%, 04/15/37	NZD	6,000	2,607,224
TOTAL NEW ZEALAND			48,734,810
NORWAY — (3.1%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	28,043,386
1.625%, 02/17/35	EUR	2,000	1,982,047
TOTAL NORWAY			30,025,433
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.0%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,168,441
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	26,851,052
European Stability Mechanism
1.200%, 05/23/33	EUR	11,700	12,125,164
European Union
1.250%, 04/04/33	EUR	7,200	7,438,516
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	10,055,814
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			68,638,987
SWITZERLAND — (2.4%)
Swisscom Finance BV
3.500%, 11/29/31	EUR	17,749	21,061,228
3.125%, 05/21/32	EUR	2,500	2,904,413
TOTAL SWITZERLAND			23,965,641
UNITED KINGDOM — (2.0%)
U.K. Gilts
4.500%, 03/07/35	GBP	14,750	19,505,142
TOTAL BONDS Cost ($1,053,798,230)			980,292,219
TOTAL INVESTMENTS — (100.0%)
(Cost $1,053,798,230)			$980,292,219

42

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
As of October 31, 2025, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,014,167	CAD	2,803,743	Citibank, N.A.	11/05/25	$14,932
USD	6,945,020	CAD	9,674,057	HSBC Bank	11/05/25	46,842
USD	20,410,287	GBP	15,176,661	Bank of New York Mellon	11/06/25	472,625
USD	46,500,937	CAD	64,787,263	Australia and New Zealand Bank	11/10/25	292,017
USD	86,019,210	EUR	73,825,776	Bank of New York Mellon	11/10/25	895,192
USD	42,861,533	CAD	59,683,197	Australia and New Zealand Bank	11/12/25	288,681
USD	756,994	AUD	1,154,962	Citibank, N.A.	11/14/25	1,214
USD	22,977,505	GBP	17,191,678	Barclays Capital	11/17/25	392,158
USD	90,084,586	EUR	77,331,799	Citibank, N.A.	11/17/25	882,804
USD	1,131,418	AUD	1,714,269	Citibank, N.A.	11/18/25	9,587
USD	19,107,049	EUR	16,429,567	HSBC Bank	11/21/25	151,363
USD	64,570,984	JPY	9,704,694,795	HSBC Bank	11/21/25	1,496,156
USD	64,088,439	EUR	54,109,948	Societe Generale	11/21/25	1,658,845
USD	13,353,708	JPY	2,023,044,825	UBS AG	11/21/25	205,102
USD	6,113,447	GBP	4,583,357	Bank of New York Mellon	11/26/25	92,000
USD	56,219,926	JPY	8,560,845,383	HSBC Bank	11/26/25	551,172
USD	80,537,306	EUR	69,370,393	Societe Generale	11/26/25	478,328
USD	5,342,005	JPY	813,664,467	UBS AG	11/26/25	50,975
USD	84,885,987	EUR	72,984,186	HSBC Bank	11/28/25	646,898
USD	61,850,197	JPY	9,428,957,994	Societe Generale	11/28/25	523,885
USD	79,781,682	EUR	68,324,146	Australia and New Zealand Bank	12/01/25	907,907
USD	41,400,433	NZD	72,151,682	Citibank, N.A.	12/22/25	26,925
USD	8,139,647	NZD	14,041,781	Australia and New Zealand Bank	12/30/25	84,897
Total Appreciation						$10,170,505
USD	1,542,290	AUD	2,369,400	JPMorgan Chase Bank NA	11/14/25	$(8,190)
AUD	1,787,551	USD	1,170,052	Barclays Capital	11/26/25	(153)
USD	94,073,216	AUD	144,578,531	Societe Generale	11/26/25	(549,153)
Total (Depreciation)						$(557,496)
Total Appreciation (Depreciation)						$9,613,009
As of October 31, 2025, the value of Rule 144A securities amounted to $3,602,130 or 0.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$96,015,634	—	$96,015,634
Belgium	—	5,734,152	—	5,734,152
Canada	—	187,961,992	—	187,961,992
Finland	—	28,974,268	—	28,974,268
France	—	222,483,955	—	222,483,955
Germany	—	18,347,775	—	18,347,775

43

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$1,814,735	—	$1,814,735
Japan	—	185,794,222	—	185,794,222
Luxembourg	—	29,202,415	—	29,202,415
Netherlands	—	13,093,058	—	13,093,058
New Zealand	—	48,734,810	—	48,734,810
Norway	—	30,025,433	—	30,025,433
Supranational Organization Obligations	—	68,638,987	—	68,638,987
Switzerland	—	23,965,641	—	23,965,641
United Kingdom	—	19,505,142	—	19,505,142
Total Investments in Securities	—	$980,292,219	—	$980,292,219
Financial Instruments
Assets
Forward Currency Contracts**	—	10,170,505	—	10,170,505
Liabilities
Forward Currency Contracts**	—	(557,496)	—	(557,496)
Total Financial Instruments	—	$9,613,009	—	$9,613,009
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
44

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (32.3%)
Federal Home Loan Bank Discount Notes
∞	4.245%, 11/03/25	44,000	$43,985,846
∞	4.262%, 11/05/25	52,750	52,721,720
∞	4.349%, 11/06/25	8,350	8,344,628
∞	4.072%, 11/12/25	24,500	24,468,477
∞	4.118%, 11/14/25	88,000	87,867,902
∞	4.231%, 11/19/25	66,000	65,865,543
∞	4.037%, 12/05/25	51,000	50,811,584
∞	4.000%, 12/09/25	90,000	89,629,500
∞	3.982%, 12/17/25	26,500	26,368,531
∞	3.961%, 01/09/26	88,100	87,447,326
∞	3.911%, 01/21/26	46,500	46,096,458
∞	3.886%, 01/23/26	24,000	23,786,640
∞	3.836%, 01/26/26	11,500	11,394,114
TOTAL AGENCY OBLIGATIONS			618,788,269
U.S. TREASURY OBLIGATIONS — (59.1%)
U.S. Treasury Bills
∞	4.074%, 11/25/25	43,750	43,646,291
∞	4.177%, 11/28/25	75,750	75,546,727
∞	4.034%, 12/02/25	24,450	24,373,649
∞	3.934%, 12/11/25	52,500	52,285,089
∞	3.934%, 01/02/26	44,300	44,016,609
∞	3.956%, 01/08/26	54,000	53,625,533
∞	3.926%, 01/15/26	4,400	4,366,386
∞	3.852%, 01/22/26	57,750	57,267,788
∞	3.905%, 02/03/26	93,750	92,849,813
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.916%, 04/30/26	27,475	27,469,668
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.926%, 04/30/27	165,675	165,627,532
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	3.948%, 07/31/26	51,675	51,675,114
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.956%, 10/31/27	145,000	145,021,011
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.971%, 10/31/26	11,000	11,002,179
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.011%, 01/31/26	148,700	148,721,280
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	3.925%, 07/31/27	134,900	134,872,684
TOTAL U.S. TREASURY OBLIGATIONS			1,132,367,353
TOTAL INVESTMENT SECURITIES (Cost $1,751,141,779)			1,751,155,622

45

DFA Short-Term Government Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (8.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	163,932,124	$163,932,124
TOTAL INVESTMENTS — (100.0%)
(Cost $1,915,073,903)			$1,915,087,746
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$618,788,269	—	$618,788,269
U.S. Treasury Obligations	—	1,132,367,353	—	1,132,367,353
Temporary Cash Investments	$163,932,124	—	—	163,932,124
Total Investments in Securities	$163,932,124	$1,751,155,622	—	$1,915,087,746
See accompanying Notes to Financial Statements.
46

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (33.2%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,092,034
5.750%, 06/12/26	16,080	16,259,232
1.875%, 09/11/26	2,500	2,460,362
3.000%, 09/11/26	62,930	62,494,321
2.125%, 12/11/26	30,250	29,734,172
2.500%, 12/10/27	97,640	95,442,391
3.000%, 03/10/28	51,070	50,371,249
3.250%, 06/09/28	202,360	200,963,892
3.250%, 11/16/28	270,180	267,298,328
2.125%, 09/14/29	12,635	11,903,099
2.125%, 12/14/29	52,580	49,315,292
4.500%, 09/13/30	16,335	16,898,687
4.750%, 03/10/34	15,000	15,608,953
5.500%, 07/15/36	158,590	174,457,830
Tennessee Valley Authority
2.875%, 02/01/27	170,019	168,250,641
7.125%, 05/01/30	159,440	181,514,419
1.500%, 09/15/31	77,768	67,995,741
4.700%, 07/15/33	19,000	19,892,014
4.375%, 08/01/34	122,591	124,492,131
4.875%, 05/15/35	160,000	166,139,147
4.650%, 06/15/35	10,635	10,938,313
5.880%, 04/01/36	144,694	162,548,852
6.150%, 01/15/38	709	831,529
5.500%, 06/15/38	6,207	6,760,042
5.250%, 09/15/39	79,072	84,435,526
TOTAL AGENCY OBLIGATIONS		1,993,098,197
U.S. TREASURY OBLIGATIONS — (66.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,369,790
6.500%, 11/15/26	5,500	5,664,937
6.625%, 02/15/27	5,000	5,198,438
6.125%, 11/15/27	8,250	8,659,922
5.500%, 08/15/28	7,500	7,882,324
5.250%, 11/15/28	42,932	44,931,126
5.250%, 02/15/29	41,500	43,680,371
6.125%, 08/15/29	6,278	6,822,175
6.250%, 05/15/30	51,789	57,283,932
5.375%, 02/15/31	13,250	14,277,910
4.500%, 02/15/36	20,750	21,518,398
4.750%, 02/15/37	285,250	300,983,320
5.000%, 05/15/37	321,000	345,814,805
4.375%, 02/15/38	253,400	257,141,608
4.500%, 05/15/38	335,355	344,328,365
3.500%, 02/15/39	226,635	208,557,319
4.250%, 05/15/39	148,050	146,546,367
4.500%, 08/15/39	144,424	146,274,433
4.375%, 11/15/39	5,000	4,987,109
	Face Amount	Value†
	(000)

1.125%, 05/15/40	75,750	$48,722,636
4.375%, 05/15/40	10,000	9,945,313
1.125%, 08/15/40	139,650	88,868,678
3.875%, 08/15/40	12,250	11,489,160
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,974,180
2.250%, 03/31/26	8,000	7,949,961
2.375%, 04/30/26	13,000	12,908,763
1.625%, 05/15/26	18,375	18,164,046
2.125%, 05/31/26	25,000	24,760,986
1.875%, 06/30/26	22,750	22,465,736
1.875%, 07/31/26	12,500	12,327,637
1.500%, 08/15/26	65,000	63,868,425
1.375%, 08/31/26	11,000	10,788,594
1.625%, 09/30/26	19,000	18,641,969
1.625%, 10/31/26	31,000	30,364,258
2.000%, 11/15/26	35,550	34,928,134
1.500%, 01/31/27	5,000	4,867,383
2.250%, 02/15/27	8,500	8,348,926
1.125%, 02/28/27	10,250	9,916,074
0.625%, 03/31/27	5,000	4,794,141
2.375%, 05/15/27	5,250	5,151,357
0.500%, 05/31/27	7,000	6,668,047
0.500%, 06/30/27	7,250	6,889,482
0.375%, 07/31/27	3,000	2,836,992
2.250%, 08/15/27	9,850	9,619,141
0.500%, 08/31/27	5,000	4,727,344
0.375%, 09/30/27	5,000	4,705,273
0.500%, 10/31/27	7,000	6,586,289
2.250%, 11/15/27	5,000	4,868,555
0.625%, 11/30/27	5,000	4,705,859
1.125%, 02/29/28	5,000	4,726,953
1.250%, 03/31/28	5,000	4,731,445
2.875%, 05/15/28	3,500	3,439,434
1.250%, 06/30/28	9,500	8,938,535
1.000%, 07/31/28	6,000	5,595,703
2.875%, 08/15/28	10,750	10,544,658
1.250%, 09/30/28	25,000	23,389,649
1.375%, 10/31/28	17,875	16,750,132
3.125%, 11/15/28	21,000	20,710,430
2.625%, 02/15/29	129,000	125,044,336
2.375%, 05/15/29	191,500	183,548,261
1.625%, 08/15/29	44,700	41,586,715
3.875%, 09/30/29	10,000	10,078,125
4.000%, 10/31/29	38,250	38,725,137
1.750%, 11/15/29	44,250	41,166,328
3.875%, 11/30/29	91,750	92,466,797
3.875%, 12/31/29	86,250	86,910,352
3.500%, 01/31/30	26,000	25,820,234
1.500%, 02/15/30	38,400	35,134,500
4.000%, 02/28/30	38,000	38,483,906
3.625%, 03/31/30	15,000	14,963,672

47

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.500%, 04/30/30	17,425	$17,290,228
0.625%, 05/15/30	149,050	130,139,281
3.750%, 05/31/30	21,500	21,548,711
3.750%, 06/30/30	20,000	20,040,625
4.000%, 07/31/30	27,000	27,341,719
0.625%, 08/15/30	125,000	108,247,070
4.125%, 08/31/30	10,000	10,179,297
4.625%, 09/30/30	18,500	19,250,117
4.875%, 10/31/30	18,000	18,941,484
0.875%, 11/15/30	8,000	6,968,125
4.375%, 11/30/30	8,400	8,650,031
3.750%, 12/31/30	15,000	15,014,063
4.000%, 01/31/31	12,125	12,274,668
1.250%, 08/15/31	117,750	102,318,310
3.750%, 08/31/31	10,000	9,975,000
1.375%, 11/15/31	7,500	6,520,898
4.125%, 11/30/31	6,000	6,098,438
4.375%, 01/31/32	15,000	15,446,484
2.875%, 05/15/32	11,000	10,377,813
2.750%, 08/15/32	2,000	1,866,094
3.375%, 05/15/33	7,000	6,748,711
3.875%, 08/15/33	10,000	9,951,563
	Face Amount	Value†
	(000)

4.500%, 11/15/33	57,500	$59,611,328
4.250%, 05/15/35	9,000	9,120,938
4.250%, 08/15/35	10,000	10,125,000
TOTAL U.S. TREASURY OBLIGATIONS		3,980,577,286
TOTAL INVESTMENT SECURITIES (Cost $6,149,438,790)		5,973,675,483

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	22,701,533	22,701,533
TOTAL INVESTMENTS — (100.0%)
(Cost $6,172,140,323)			$5,996,377,016
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,993,098,197	—	$1,993,098,197
U.S. Treasury Obligations	—	3,980,577,286	—	3,980,577,286
Temporary Cash Investments	$22,701,533	—	—	22,701,533
Total Investments in Securities	$22,701,533	$5,973,675,483	—	$5,996,377,016
See accompanying Notes to Financial Statements.
48

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
	Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	4.260%, 07/07/28		14,000	$14,043,518
	Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	4.300%, 11/05/27		4,400	4,420,460
	TOTAL AGENCY OBLIGATIONS			18,463,978
BONDS — (71.1%)
	3M Co.
	1.750%, 05/15/30	EUR	9,880	10,840,297
	7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,500	1,485,932
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,300	1,339,307
	AbbVie, Inc.
	4.800%, 03/15/29		9,841	10,069,345
	3.200%, 11/21/29		800	772,766
	Abertis France SAS
	3.375%, 04/21/29	EUR	7,500	8,767,021
	1.625%, 09/18/29	EUR	400	437,816
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	2,000	2,309,251
	ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	4,000	4,224,736
	4.250%, 02/21/30	EUR	21,900	26,642,122
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	5,800	6,901,639
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		18,650	18,532,800
	4.450%, 04/03/26		410	410,151
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,400	2,748,894
	AES Corp.
	1.375%, 01/15/26		20,349	20,220,904
	Akzo Nobel NV
	1.625%, 04/14/30	EUR	5,000	5,443,690
	Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	2,000	2,236,566
	Alimentation Couche-Tard, Inc.
Ω	2.950%, 01/25/30		500	473,082
			Face Amount^	Value†
			(000)

	Allstate Corp.
	5.050%, 06/24/29		300	$308,641
	Alstom SA
Δ	0.000%, 01/11/29	EUR	3,200	3,393,181
	Altria Group, Inc.
	4.400%, 02/14/26		2,000	1,999,146
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	5,300	6,218,038
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	5,000	5,846,839
	American Express Co., SOFR + 0.650%, FRN
(r)	4.954%, 11/04/26		30,122	30,243,805
	American Honda Finance Corp.
	5.650%, 11/15/28		400	417,183
	4.900%, 03/13/29		230	235,079
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.812%, 01/09/26		2,767	2,768,965
(r)	4.812%, 07/09/27		10,808	10,819,971
	American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	4.803%, 10/22/27		3,154	3,157,133
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	5,000	5,900,971
	American National Group, Inc.
	5.750%, 10/01/29		4,300	4,437,447
	American Tower Corp.
	1.600%, 04/15/26		830	820,673
	0.875%, 05/21/29	EUR	830	894,128
	Ameriprise Financial, Inc.
	5.700%, 12/15/28		2,415	2,525,649
	Amphenol Corp.
	5.050%, 04/05/29		400	411,750
	Amprion GmbH
	3.125%, 08/27/30	EUR	2,000	2,329,517
	Aon Global Ltd.
	3.875%, 12/15/25		2,198	2,196,888
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,400	4,736,070
	APRR SA
	3.125%, 01/24/30	EUR	5,200	6,076,626
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	8,920	10,370,994

49

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	ARES Capital Corp.
	5.875%, 03/01/29		200	$204,738
	5.950%, 07/15/29		11,400	11,698,294
	Arrow Electronics, Inc.
	5.150%, 08/21/29		8,100	8,270,090
	Asian Development Bank
	4.250%, 01/09/26		7,961	7,962,283
	Asian Development Bank, SOFR + 0.300%, FRN
(r)	4.441%, 06/20/28		27,700	27,694,632
	Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.166%, 06/16/26		26,800	26,930,516
	Asian Infrastructure Investment Bank
	0.500%, 01/27/26		9,442	9,364,379
	Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.322%, 04/15/26		17,500	17,507,700
	Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.896%, 08/16/27		6,000	6,036,846
	ASN Bank NV
	4.875%, 03/07/30	EUR	12,600	15,568,089
	AstraZeneca PLC
	4.000%, 01/17/29		564	563,553
	AT&T, Inc.
	2.600%, 12/17/29	EUR	7,900	9,037,373
	3.150%, 06/01/30	EUR	5,080	5,914,658
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.800%, FRN
(r)	4.462%, 02/05/27	AUD	4,718	3,100,693
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.830%, FRN
(r)	4.406%, 03/31/26	AUD	10,300	6,753,240
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.920%, FRN
(r)	4.582%, 11/04/25	AUD	7,000	4,580,100
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.970%, FRN
(r)	4.604%, 05/12/27	AUD	500	329,627
	Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.816%, 03/18/26		18,706	18,731,166
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.876%, 06/18/28		9,100	$9,139,485
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	4.915%, 09/30/27		24,947	25,066,756
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.966%, 07/16/27		20,000	20,095,543
(r)	4.966%, 07/16/27		7,100	7,133,918
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.097%, 01/18/27		20,000	20,120,077
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	5.113%, 12/16/29		2,250	2,275,425
(r)	5.113%, 12/16/29		1,419	1,435,034
Autoliv, Inc.
	3.625%, 08/07/29	EUR	11,160	13,206,383
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,830	4,277,325
Aviation Capital Group LLC
	6.750%, 10/25/28		1,900	2,016,441
Ω	5.375%, 07/15/29		400	409,188
Ayvens SA
	3.875%, 07/16/29	EUR	13,900	16,616,765
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	192,970
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	1,300	1,594,123
	3.625%, 06/07/30	EUR	2,000	2,389,137
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,466,143
Banco Santander SA
	3.875%, 04/22/29	EUR	15,100	18,038,682
Bank of Montreal, SOFR + 0.620%, FRN
(r)	4.778%, 09/15/26		1,545	1,548,164
Bank of Montreal, SOFR + 1.160%, FRN
(r)	5.326%, 12/11/26		6,300	6,358,818
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.520%, 06/05/26		6,000	6,034,400

50

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Bank of New Zealand
#Ω	1.000%, 03/03/26		20	$19,796
Bank of Nova Scotia
	4.750%, 02/02/26		1,500	1,501,897
	3.500%, 04/17/29	EUR	880	1,043,309
	5.450%, 08/01/29		400	416,829
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	3,700	4,221,401
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	5.329%, 02/16/28		8,200	8,255,911
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	5.211%, 01/23/27		8,670	8,727,611
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.500%, 07/13/26		3,850	3,876,644
Barclays PLC
	4.375%, 01/12/26		4,486	4,485,570
BAT International Finance PLC
	1.668%, 03/25/26		5,126	5,072,956
	5.931%, 02/02/29		800	839,488
	2.250%, 01/16/30	EUR	8,200	9,196,160
Bayer AG
	4.250%, 08/26/29	EUR	970	1,173,511
	1.125%, 01/06/30	EUR	10,900	11,665,915
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	2,200	2,459,388
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		5,500	5,497,376
	4.250%, 12/15/25		1,025	1,024,511
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		3,100	3,256,352
Bayerische Landesbank
	3.000%, 02/18/30	EUR	700	814,406
Belfius Bank SA
	3.750%, 01/22/29	EUR	4,500	5,329,394
	4.125%, 09/12/29	EUR	3,100	3,758,122
	3.375%, 05/28/30	EUR	7,800	9,105,523
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	800	903,637
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	5,190	5,632,841
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
#(r)Ω	4.664%, 04/02/26		8,900	8,909,345
BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.308%, 08/05/26		20,000	20,112,207
			Face Amount^	Value†
			(000)

	BNP Paribas SA
	1.375%, 05/28/29	EUR	3,500	$3,830,697
	3.625%, 09/01/29	EUR	4,000	4,726,814
	Boardwalk Pipelines LP
	5.950%, 06/01/26		2,123	2,134,283
	Boeing Co.
	3.100%, 05/01/26		5,910	5,875,958
	3.200%, 03/01/29		400	386,244
	2.950%, 02/01/30		600	566,545
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	1,700	2,058,437
	Boston Properties LP
	4.500%, 12/01/28		600	600,770
	3.400%, 06/21/29		13,885	13,357,526
	Bouygues SA
	0.500%, 02/11/30	EUR	5,400	5,649,137
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	2,000	2,398,258
	BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,460,885
	BPCE SA
	3.875%, 01/11/29	EUR	1,800	2,140,199
	0.625%, 01/15/30	EUR	5,800	6,118,581
	3.125%, 09/05/30	EUR	5,000	5,793,513
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.733%, 02/20/26		10,750	10,759,137
	British Telecommunications PLC
Ω	3.250%, 11/08/29		200	191,638
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	101,748
	Brunswick Corp.
	5.850%, 03/18/29		130	134,190
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	1,600	1,939,221
	0.625%, 03/19/30	EUR	6,690	6,982,368
	Caisse d'Amortissement de la Dette Sociale
Ω	4.000%, 01/25/26		9,588	9,583,810
	4.000%, 01/25/26		11,600	11,594,803
	0.625%, 02/18/26		22,900	22,669,196
	Caisse des Depots et Consignations
	4.250%, 01/20/26		13,200	13,199,262
	Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		800	827,300
	3.807%, 07/09/29	EUR	7,302	8,716,864
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.334%, 10/02/26		4,600	4,636,639

51

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Capital One Financial Corp.
#	4.500%, 01/30/26		1,502	$1,501,535
	Capital One NA
	3.450%, 07/27/26		1,293	1,285,068
	4.650%, 09/13/28		800	809,711
	2.700%, 02/06/30		7,500	7,022,629
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,479,469
	Cargill, Inc.
	3.875%, 04/24/30	EUR	800	963,598
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	13,393	15,602,471
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	2,920	3,104,603
	Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r)	4.680%, 02/27/26		3,800	3,803,614
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.784%, 05/14/27		7,858	7,879,082
	Caterpillar Financial Services Corp., SOFR + 0.640%, FRN
(r)	4.900%, 08/15/28		3,000	3,014,250
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	3,500	3,907,607
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.789%, 05/13/26		26,530	26,536,797
	Charles Schwab Corp., SOFR + 1.050%, FRN
#(r)	5.254%, 03/03/27		15,000	15,111,255
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.698%, 02/26/28		3,100	3,108,826
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.839%, 08/13/28		7,000	7,026,358
	Choice Hotels International, Inc.
	3.700%, 12/01/29		7,900	7,584,109
	Chubb INA Holdings LLC
	4.650%, 08/15/29		400	407,898
	0.875%, 12/15/29	EUR	3,200	3,408,197
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	4,000	4,712,593
	Cigna Group
	5.000%, 05/15/29		14,500	14,873,378
	Citigroup, Inc.
	3.400%, 05/01/26		2,009	2,002,599
			Face Amount^	Value†
			(000)

	1.250%, 04/10/29	EUR	3,800	$4,185,699
Citizens Financial Group, Inc.
	2.500%, 02/06/30		3,960	3,644,104
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	5,400	5,718,472
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	766,703
CNO Financial Group, Inc.
	5.250%, 05/30/29		12,509	12,709,755
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	2,600	3,022,187
Comcast Corp.
	4.550%, 01/15/29		400	406,188
	0.250%, 09/14/29	EUR	1,500	1,572,498
Commonwealth Bank of Australia, 3M Swap + 0.700%, FRN
(r)	4.259%, 01/14/27	AUD	5,400	3,545,091
Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	4.540%, 08/17/28	AUD	6,500	4,294,714
Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	4.610%, 08/18/27	AUD	7,500	4,952,249
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.905%, 03/14/28		3,500	3,516,618
#(r)	4.905%, 03/14/28		254	255,206
Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	5.015%, 03/13/26		1,800	1,803,387
Commonwealth Bank of Australia, SOFR + 0.810%, FRN
(r)Ω	5.075%, 03/14/30		3,600	3,626,780
Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	1,809,000
Continental AG
	3.500%, 10/01/29	EUR	6,924	8,189,396
Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	4.233%, 01/27/27	AUD	870	571,097

52

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	4.418%, 02/26/27	AUD	21,400	$14,075,530
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.578%, 02/26/29	AUD	2,700	1,785,548
Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	4.722%, 11/21/28	AUD	9,050	6,005,558
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	4.670%, 01/19/28	AUD	21,400	14,172,144
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.683%, 10/17/28		13,100	13,111,266
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.687%, 01/21/28		1,450	1,451,863
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.838%, 08/28/26		5,250	5,263,650
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.812%, 01/09/26		22,100	22,121,326
(r)	4.900%, 03/05/27		17,750	17,844,285
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	5.010%, 10/05/26		2,500	2,513,029
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	5.436%, 03/11/26		1,517	1,523,116
(r)	5.436%, 03/11/26		4,550	4,568,343
Credit Agricole SA
	4.125%, 03/07/30	EUR	7,400	8,999,966
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.036%, 03/11/27		6,257	6,281,810
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	5.400%, 07/05/26		12,000	12,067,469
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	10,100	11,025,941
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,595,667
			Face Amount^	Value†
			(000)

	Crown Castle, Inc.
	4.900%, 09/01/29		200	$202,869
	CSX Corp.
	4.250%, 03/15/29		400	402,574
	CVS Health Corp.
	5.000%, 02/20/26		2,022	2,025,037
	5.000%, 01/30/29		22	22,457
	Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	204,958
	Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.940%, 01/13/28		8,270	8,277,195
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	1,200	1,439,781
	Danaher Corp.
	2.500%, 03/30/30	EUR	6,800	7,798,924
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.318%, 02/26/27	AUD	4,000	2,627,852
	DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.858%, 03/21/28		54,500	54,723,082
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	5,490	6,491,890
	Deutsche Bank AG
	4.100%, 01/13/26		4,645	4,642,130
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	3,300	3,881,316
	4.000%, 05/21/30	EUR	1,700	2,045,481
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,213	3,752,916
	Dollar General Corp.
	5.200%, 07/05/28		252	257,708
	3.500%, 04/03/30		3,600	3,464,188
	DSV Finance BV
	3.500%, 06/26/29	EUR	680	803,837
	1.375%, 03/16/30	EUR	1,760	1,910,342
	DuPont de Nemours, Inc.
	4.493%, 11/15/25		1,661	1,660,656
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,580,256
	E.ON SE
	3.125%, 03/05/30	EUR	2,400	2,818,872
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	1,555	1,634,423
	Electricite de France SA
	4.625%, 04/26/30	EUR	2,200	2,720,329
	Electrolux AB
	2.500%, 05/18/30	EUR	5,600	6,256,360

53

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Elevance Health, Inc.
	1.500%, 03/15/26		10,000	$9,900,951
	5.150%, 06/15/29		200	206,132
	Elis SA
	3.750%, 03/21/30	EUR	4,200	4,989,134
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	2,520	2,840,866
	Enbridge, Inc.
	3.125%, 11/15/29		130	124,194
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,200	1,400,011
	Engie SA
	3.625%, 01/11/30	EUR	1,100	1,306,930
	Eni SpA
	0.625%, 01/23/30	EUR	5,510	5,824,667
	EPR Properties
	3.750%, 08/15/29		4,400	4,238,307
	Equinix, Inc.
	3.200%, 11/18/29		270	258,872
	ERAC USA Finance LLC
Ω	3.800%, 11/01/25		2,400	2,400,000
Ω	5.000%, 02/15/29		300	307,431
	ERG SpA
	4.125%, 07/03/30	EUR	5,000	6,038,604
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	2,700	2,837,727
	ESB Finance DAC
	4.000%, 10/03/28	EUR	5,000	5,978,073
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	6,745	8,039,383
	4.750%, 09/06/30	EUR	5,000	6,158,707
	European Bank for Reconstruction & Development
	0.500%, 01/28/26		7,500	7,438,149
	European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r)	4.290%, 04/14/26		2,078	2,077,647
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.559%, 02/16/29		31,230	31,200,917
	European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.590%, 02/20/28		23,180	23,202,221
		Face Amount^	Value†
		(000)

European Bank for Reconstruction & Development, SOFR + 0.420%, FRN
(r) 4.513%, 07/22/30		10,000	$10,013,264
European Investment Bank, SOFR + 0.320%, FRN
(r) 4.603%, 08/14/29		10,500	10,507,345
Eversource Energy
4.250%, 04/01/29		500	499,058
Expedia Group, Inc.
5.000%, 02/15/26		22,491	22,495,114
Export Development Canada, SOFR + 0.330%, FRN
(r) 4.398%, 08/01/28		14,380	14,394,464
Federation des Caisses Desjardins du Quebec
3.467%, 09/05/29	EUR	1,400	1,653,397
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	13,360	14,674,781
Fingrid OYJ
2.750%, 12/04/29	EUR	1,160	1,340,436
Firmenich Productions Participations SAS
1.750%, 04/30/30	EUR	1,190	1,310,516
Fiserv, Inc.
3.500%, 07/01/29		400	384,921
Flex Ltd.
3.750%, 02/01/26		31,223	31,132,988
FMC Corp.
3.450%, 10/01/29		1,450	1,351,725
Fortive Corp.
3.700%, 08/15/29	EUR	13,700	16,243,495
Fresenius Medical Care AG
1.250%, 11/29/29	EUR	933	1,013,903
1.500%, 05/29/30	EUR	1,619	1,753,910
Fresenius SE & Co. KGaA
5.000%, 11/28/29	EUR	3,700	4,604,392
GELF Bond Issuer I SA
1.125%, 07/18/29	EUR	8,718	9,396,233
General Electric Co.
1.500%, 05/17/29	EUR	670	746,831
General Electric Co., TSFR3M + 0.642%, FRN
(r) 4.963%, 05/05/26		12,605	12,630,572
General Motors Co.
5.400%, 10/15/29		320	331,157

54

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	General Motors Financial Co., Inc.
	5.800%, 06/23/28		800	$828,597
	5.550%, 07/15/29		260	269,516
	4.900%, 10/06/29		130	131,885
	4.000%, 07/10/30	EUR	12,380	14,808,832
	General Motors Financial Co., Inc., SOFR + 1.050%, FRN
(r)	5.149%, 07/15/27		440	440,827
	General Motors Financial Co., Inc., SOFR + 1.170%, FRN
(r)	5.280%, 04/04/28		1,700	1,698,806
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.634%, 05/08/27		14,200	14,273,130
	Genuine Parts Co.
	4.950%, 08/15/29		500	505,679
	Georgia Power Co.
	2.650%, 09/15/29		400	379,597
	Georgia-Pacific LLC
#	7.750%, 11/15/29		500	566,990
	Gilead Sciences, Inc.
	4.800%, 11/15/29		400	410,541
	GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	391,099
	1.375%, 09/12/29	EUR	720	793,721
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	4,920	5,330,606
	Glencore Funding LLC
Ω	1.625%, 04/27/26		5,399	5,329,438
	Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.170%, 04/04/27		8,404	8,447,913
	Global Payments, Inc.
	3.200%, 08/15/29		5,465	5,164,359
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	4,987	5,506,118
	Grand City Properties SA
	4.375%, 01/09/30	EUR	3,300	3,966,231
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	8,564	10,050,953
	HCA, Inc.
	3.375%, 03/15/29		5,608	5,454,910
	5.250%, 03/01/30		2,900	2,997,354
	Healthcare Realty Holdings LP
	3.100%, 02/15/30		4,700	4,438,392
		Face Amount^	Value†
		(000)

2.400%, 03/15/30		1,600	$1,449,814
Heidelberg Materials Finance Luxembourg SA
3.000%, 07/10/30	EUR	9,576	11,107,743
Highwoods Realty LP
4.200%, 04/15/29		9,427	9,249,972
3.050%, 02/15/30		600	556,660
HOCHTIEF AG
4.250%, 05/31/30	EUR	4,080	4,939,990
Home Depot, Inc.
2.950%, 06/15/29		800	772,962
4.750%, 06/25/29		800	819,155
Honeywell International, Inc.
3.375%, 03/01/30	EUR	870	1,025,731
HP, Inc.
# 4.000%, 04/15/29		400	395,502
HSBC Holdings PLC
4.300%, 03/08/26		10,000	10,006,070
HSBC USA, Inc., SOFR + 0.970%, FRN
(r) 5.174%, 06/03/28		4,500	4,531,859
Humana, Inc.
3.700%, 03/23/29		500	489,269
Hyatt Hotels Corp.
5.250%, 06/30/29		5,100	5,244,919
ICADE
1.000%, 01/19/30	EUR	1,000	1,048,281
Iccrea Banca SpA
3.375%, 01/30/30	EUR	1,610	1,886,325
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	1,100	1,232,344
Illumina, Inc.
5.800%, 12/12/25		3,400	3,401,025
Infineon Technologies AG
2.875%, 02/13/30	EUR	2,300	2,661,034
Intel Corp.
4.875%, 02/10/26		17,052	17,078,070
2.450%, 11/15/29		3,400	3,164,257
Inter-American Development Bank, SOFR + 0.170%, FRN
(r) 4.336%, 09/16/26		33,290	33,290,999
Inter-American Development Bank, SOFR + 0.270%, FRN
(r) 4.411%, 03/20/28		11,000	10,993,887
Inter-American Development Bank, SOFR + 0.280%, FRN
(r) 4.384%, 04/12/27		1,062	1,062,929

55

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.466%, 10/04/27		60,800	$60,902,719
(r) 4.466%, 10/05/28		40,300	40,334,191
Inter-American Development Bank, SOFR + 0.370%, FRN
(r) 4.438%, 08/01/29		17,000	17,003,632
Intercontinental Exchange, Inc.
3.750%, 12/01/25		2,285	2,283,629
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 4.440%, 06/15/27		19,000	19,011,804
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r) 4.525%, 02/23/27		29,500	29,534,220
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r) 4.474%, 01/12/27		16,000	16,022,467
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.694%, 08/19/27		61,638	61,868,526
International Business Machines Corp.
2.900%, 02/10/30	EUR	10,166	11,822,260
International Finance Corp., SOFR + 0.280%, FRN
(r) 4.446%, 03/16/26		3,810	3,811,105
International Finance Corp., SOFR + 0.310%, FRN
(r) 4.590%, 08/28/28		27,520	27,523,723
International Finance Corp., SOFR + 0.360%, FRN
(r) 4.596%, 08/28/29		8,090	8,085,718
Intesa Sanpaolo SpA
5.250%, 01/13/30	EUR	10,120	12,794,993
4.875%, 05/19/30	EUR	4,000	5,004,346
Italgas SpA
2.875%, 03/06/30	EUR	1,200	1,385,201
		Face Amount^	Value†
		(000)

0.875%, 04/24/30	EUR	2,740	$2,907,860
Jabil, Inc.
3.600%, 01/15/30		570	550,854
Japan Government Five Year Bonds
0.005%, 09/20/26	JPY	2,420,000	15,605,710
Japan Government Two Year Bonds
0.400%, 07/01/26	JPY	1,280,000	8,292,134
JCDecaux SE
1.625%, 02/07/30	EUR	6,500	7,102,322
JDE Peet's NV
4.125%, 01/23/30	EUR	3,850	4,621,705
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	8,700	10,281,776
John Deere Bank SA
3.300%, 10/15/29	EUR	2,000	2,362,701
John Deere Capital Corp., SOFR + 0.440%, FRN
(r) 4.644%, 03/06/26		4,600	4,604,042
John Deere Capital Corp., SOFR + 0.570%, FRN
(r) 4.788%, 03/03/26		2,100	2,102,715
John Deere Capital Corp., SOFR + 0.680%, FRN
(r) 4.782%, 07/15/27		1,650	1,665,246
John Deere Capital Corp., SOFR + 0.790%, FRN
(r) 4.994%, 06/08/26		33,997	34,106,068
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r) 4.689%, 04/29/26		2,100	2,104,104
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 5.186%, 12/08/26		7,700	7,755,540
JT International Financial Services BV
1.000%, 11/26/29	EUR	1,600	1,718,221
Juniper Networks, Inc.
1.200%, 12/10/25		19,528	19,459,303
KBC Group NV
0.750%, 01/24/30	EUR	1,200	1,273,478
Kering SA
3.125%, 11/27/29	EUR	4,400	5,125,925
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.038%, 03/15/27		15,443	15,468,224
KeyCorp
4.100%, 04/30/28		400	398,948
2.550%, 10/01/29		2,120	1,988,908

56

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Kinder Morgan, Inc.
	5.100%, 08/01/29		292	$299,888
Klepierre SA
	2.000%, 05/12/29	EUR	1,700	1,905,752
Knorr-Bremse AG
	3.000%, 09/30/29	EUR	3,100	3,606,273
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.618%, 03/03/28		34,000	34,064,587
Kommunalbanken AS, SOFR + 0.410%, FRN
(r)	4.520%, 04/09/29		20,000	20,024,556
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	5.162%, 06/17/26		41,500	41,688,354
(r)	5.162%, 06/17/26		5,200	5,223,601
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	3,500	4,091,873
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		13,900	13,797,689
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.102%, 07/15/26		8,900	8,943,254
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,900	7,182,232
	3.500%, 06/13/30	EUR	1,900	2,251,542
Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	36,119
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26		9,600	9,605,900
	4.875%, 03/09/26		2,069	2,074,305
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	9,016	10,560,994
Lazard Group LLC
	4.500%, 09/19/28		400	401,912
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	14,080	16,537,156
Macquarie Bank Ltd., 3M Swap + 0.480%, FRN
(r)	4.062%, 12/09/25	AUD	500	327,179
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	5.006%, 06/12/28		3,000	3,015,174
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.190%, 07/02/27		7,130	7,181,716
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	5.476%, 12/07/26		1,020	1,027,772
			Face Amount^	Value†
			(000)

	Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	7,200	$8,886,600
	Marathon Petroleum Corp.
	5.150%, 03/01/30		6,100	6,268,931
	Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.598%, 03/15/28		4,140	4,143,880
	McDonald's Corp.
	4.000%, 03/07/30	EUR	2,400	2,904,162
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	13,000	15,531,422
	Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	4.705%, 07/31/26		2,500	2,503,705
	Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	4.780%, 01/09/26		5,700	5,703,210
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,229,305
	0.797%, 04/15/30	EUR	17,850	18,791,935
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	240	256,511
	Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,135,684
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26		1,440	1,450,009
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	3,000	3,549,446
	4.000%, 01/17/30	EUR	22,300	26,687,483
	MPLX LP
	1.750%, 03/01/26		8,782	8,708,084
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	11,430	12,153,909
	National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r)	3.965%, 08/24/26	AUD	12,980	8,496,720
	National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.275%, 02/25/27	AUD	800	525,340
	National Australia Bank Ltd., 3M Swap + 0.780%, FRN
(r)	4.414%, 05/12/26	AUD	9,921	6,506,435

57

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.440%, 11/16/26	AUD	38,400	$25,246,473
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	4.634%, 05/12/28	AUD	15,340	10,137,532
National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	4.755%, 11/25/27	AUD	9,200	6,099,740
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.892%, 10/26/27		5,776	5,813,428
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.919%, 12/10/25		14,390	14,398,201
(r)Ω	4.915%, 06/13/28		1,000	1,005,179
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	5.071%, 01/14/30		4,017	4,053,278
National Bank of Canada
	5.296%, 11/03/25	CAD	31,000	22,102,599
	3.750%, 05/02/29	EUR	6,100	7,283,393
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	750	907,513
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	10,208	11,944,297
	3.150%, 06/03/30	EUR	5,480	6,370,046
National Grid PLC
	0.553%, 09/18/29	EUR	8,300	8,775,260
National Rural Utilities Cooperative Finance Corp.
	5.150%, 06/15/29		472	489,019
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	5.096%, 02/05/27		16,700	16,792,558
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.974%, 09/16/27		7,900	7,941,656
			Face Amount^	Value†
			(000)

	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27		2,000	$2,006,053
	Nationwide Building Society
	1.500%, 10/13/26		782	764,053
	3.250%, 09/05/29	EUR	3,000	3,518,628
	3.000%, 03/03/30	EUR	5,000	5,804,857
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	21,908	25,553,998
	NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	6,025,359
	Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,402,777
	Neste OYJ
	3.750%, 03/20/30	EUR	13,000	15,419,705
	Netflix, Inc.
	3.875%, 11/15/29	EUR	2,000	2,405,033
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	93,500	56,270,532
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	3,000	1,618,936
	4.500%, 05/15/30	NZD	1,600	953,354
	NextEra Energy Capital Holdings, Inc.
	2.750%, 11/01/29		51	48,373
	NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	4.829%, 01/29/26		19,274	19,298,520
	Nomura Holdings, Inc.
	1.653%, 07/14/26		13,898	13,667,919
	3.459%, 05/28/30	EUR	7,912	9,267,315
	Nordea Bank Abp
	2.500%, 05/23/29	EUR	300	344,903
	2.750%, 05/02/30	EUR	5,000	5,769,752
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.872%, 03/19/27		13,438	13,504,615
	Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	5.290%, 05/12/26		11,000	11,046,570
	Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.060%, 09/15/26	AUD	7,000	4,582,436
	Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.283%, 01/25/27	AUD	13,670	8,976,390

58

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NRW Bank
	1.050%, 03/31/26	AUD	5,600	$3,621,173
NTT Finance Corp.
Ω	1.162%, 04/03/26		445	439,382
	1.162%, 04/03/26		6,500	6,417,941
	0.342%, 03/03/30	EUR	5,700	5,918,119
NTT Finance Corp., SOFR + 1.080%, FRN
(r)Ω	5.358%, 07/16/28		3,000	3,030,840
NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	5.588%, 07/16/30		7,228	7,358,839
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	7,735	9,232,702
	3.375%, 01/10/30	EUR	10,055	11,784,540
	3.625%, 07/24/30	EUR	5,400	6,369,878
Oesterreichische Kontrollbank AG
	4.625%, 11/03/25		5,482	5,482,000
ONEOK, Inc.
	4.400%, 10/15/29		366	365,939
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	8,860	9,356,412
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,760	1,894,269
Oracle Corp., SOFR + 0.760%, FRN
(r)	4.821%, 08/03/28		5,622	5,649,447
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	13,280	14,171,238
ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,552,031
Ovintiv, Inc.
	5.375%, 01/01/26		487	486,520
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,593,368
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.700%, 06/15/26		31,500	30,989,275
Ω	5.250%, 07/01/29		200	205,903
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.669%, 02/13/26		6,383	6,389,383
Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,600	1,666,995
	1.750%, 04/08/30	EUR	1,800	1,981,355
Philip Morris International, Inc.
	5.000%, 11/17/25		2,860	2,860,702
	4.875%, 02/13/26		3,635	3,640,989
	4.875%, 02/13/29		500	510,526
		Face Amount^	Value†
		(000)

Philip Morris International, Inc., SOFR + 0.830%, FRN
(r) 4.899%, 04/28/28		10,000	$10,068,650
Phillips 66 Co.
3.150%, 12/15/29		300	286,728
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		400	387,052
Praemia Healthcare SACA
0.875%, 11/04/29	EUR	4,900	5,186,958
Principal Financial Group, Inc.
3.700%, 05/15/29		200	196,309
Prologis Euro Finance LLC
3.875%, 01/31/30	EUR	1,398	1,671,809
Prologis International Funding II SA
3.625%, 03/07/30	EUR	620	732,490
Province of Ontario
0.625%, 01/21/26		19,500	19,351,887
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.794%, 04/16/27		13,400	13,441,608
Radian Group, Inc.
6.200%, 05/15/29		5,130	5,360,854
RCI Banque SA
3.375%, 07/26/29	EUR	12,005	13,950,243
4.875%, 10/02/29	EUR	15,640	19,095,177
Realty Income Corp.
4.625%, 11/01/25		550	550,000
1.875%, 01/14/27	GBP	2,000	2,553,569
4.700%, 12/15/28		400	406,969
Reckitt Benckiser Treasury Services PLC
3.625%, 06/20/29	EUR	8,401	9,993,254
Reinsurance Group of America, Inc.
3.900%, 05/15/29		200	197,897
Republic of Italy Government International Bonds
1.250%, 02/17/26		21,597	21,413,377
Revvity, Inc.
3.300%, 09/15/29		520	498,491
Richemont International Holding SA
1.500%, 03/26/30	EUR	440	482,500

59

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.998%, 03/14/28		3,400	$3,433,855
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26		10,410	10,460,762
	Rogers Communications, Inc.
	3.625%, 12/15/25		67	66,936
	3.250%, 05/01/29	CAD	3,700	2,632,591
	Royal Bank of Canada
	0.875%, 01/20/26		16,224	16,117,191
	2.125%, 04/26/29	EUR	890	1,007,597
	Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	4.647%, 04/27/26		8,500	8,514,637
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.040%, 01/19/27		3,700	3,724,440
	Royalty Pharma PLC
	5.150%, 09/02/29		5,400	5,538,274
	RTX Corp.
	2.150%, 05/18/30	EUR	6,817	7,625,402
	Ryder System, Inc.
	4.300%, 06/15/27		283	283,652
	4.950%, 09/01/29		200	204,542
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	2,000	2,345,908
	4.220%, 04/17/30	EUR	11,500	13,987,206
	Sanofi SA, SOFR + 0.540%, FRN
(r)	4.601%, 11/03/28		6,700	6,726,452
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	12,900	15,114,585
	SBAB Bank AB
	3.250%, 02/06/30	EUR	4,400	5,188,830
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	12,577	14,973,293
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,489,382
	Sika Capital BV
	3.750%, 05/03/30	EUR	2,070	2,479,325
	Simon Property Group LP
	3.300%, 01/15/26		2,020	2,016,689
	2.450%, 09/13/29		400	376,022
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	3,902,601
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	1,030	1,089,889
			Face Amount^	Value†
			(000)

Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	5.080%, 03/05/27		10,000	$10,070,690
Sky Ltd.
	2.250%, 11/17/25	EUR	2,100	2,420,546
Snam SpA
Δ	0.000%, 12/07/28	EUR	509	542,887
	4.000%, 11/27/29	EUR	9,696	11,706,212
Societe Generale SA
Ω	4.000%, 01/12/27		4,000	3,981,626
	1.750%, 03/22/29	EUR	1,500	1,669,166
	0.875%, 09/24/29	EUR	4,100	4,378,494
	1.250%, 06/12/30	EUR	4,000	4,262,070
Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	21,161,242
SSE PLC
	2.875%, 08/01/29	EUR	800	929,044
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27		5,320	5,334,643
State Street Corp., SOFR + 0.845%, FRN
(r)	4.906%, 08/03/26		18,500	18,563,415
Statnett SF
	1.250%, 04/26/30	EUR	5,200	5,594,086
Stedin Holding NV
	0.500%, 11/14/29	EUR	2,950	3,119,406
	2.375%, 06/03/30	EUR	3,500	3,961,155
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,433,665
Stora Enso OYJ
	4.250%, 09/01/29	EUR	3,680	4,411,310
Suez SACA
	2.375%, 05/24/30	EUR	10,900	12,248,572
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	780,609
	0.632%, 10/23/29	EUR	5,560	5,907,301
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.441%, 07/09/29		2,300	2,323,456
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	5.575%, 07/13/26		890	896,186
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%, FRN
(r)Ω	5.026%, 09/11/28		2,550	2,555,457

60

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	5.398%, 03/09/26		10,000	$10,031,093
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	5.417%, 09/14/26		6,000	6,039,489
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	3,800	2,711,681
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26		28,980	29,147,802
(r)	5.308%, 05/05/27		28,500	28,849,704
Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	900	995,559
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.408%, 06/15/26		22,350	22,497,973
(r)	5.408%, 06/15/26		13,000	13,086,069
Swedbank AB
	2.875%, 04/30/29	EUR	3,300	3,820,846
	3.250%, 09/24/29	EUR	3,140	3,683,859
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	2,600	3,042,087
Synchrony Financial
	5.150%, 03/19/29		5,300	5,381,425
Tele2 AB
	3.750%, 11/22/29	EUR	2,232	2,659,575
Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	200	211,279
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	535,394
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		8,920	8,923,300
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	4,590	5,649,340
Terna - Rete Elettrica Nazionale
	1.000%, 10/11/28	EUR	770	852,387
T-Mobile USA, Inc.
	4.200%, 10/01/29		156	155,930
Toronto-Dominion Bank
	1.200%, 06/03/26		31,440	30,925,473
Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	4.760%, 09/10/26		3,995	4,006,133
Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	4.840%, 04/05/27		9,000	9,035,057
			Face Amount^	Value†
			(000)

	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	5.173%, 07/17/26		7,205	$7,248,451
	Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	9,800	11,549,779
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	407,894
	4.950%, 01/09/30		400	412,273
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	4.782%, 03/19/27		11,400	11,446,167
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	5.147%, 05/18/26		14,372	14,420,788
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	10,400	12,247,166
	UBS AG
	0.010%, 03/31/26	EUR	5,320	6,078,910
	UBS Group AG
	4.125%, 04/15/26		4,000	4,000,166
Ω	4.125%, 04/15/26		2,700	2,700,112
	Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	1,000	1,175,044
	1.375%, 04/15/30	EUR	2,913	3,139,868
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.275%, 02/24/27	AUD	500	328,249
(r)	4.290%, 04/16/27	AUD	2,000	1,312,905
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	154,364
	4.250%, 01/15/29		250	251,335
	2.875%, 08/15/29		400	382,882
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.599%, 07/15/26		5,172	5,176,693
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,318	2,307,664
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,374,181
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	5,400	6,009,699
	Verizon Communications, Inc.
	3.875%, 02/08/29		500	496,342
	0.375%, 03/22/29	EUR	1,000	1,069,253
	1.875%, 10/26/29	EUR	3,782	4,223,541
	Videotron Ltd.
	4.650%, 07/15/29	CAD	3,500	2,604,781
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	4,300	4,472,825

61

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	2,600	$3,055,745
	Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		4,400	4,450,391
#	4.950%, 08/15/29		5,000	5,057,263
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	934,412
	3.125%, 08/26/29	EUR	4,220	4,926,752
	Vonovia SE
	1.000%, 07/09/30	EUR	2,000	2,108,440
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.505%, 04/28/27		5,600	5,619,754
	Waste Management, Inc.
	2.000%, 06/01/29		400	372,828
	WEA Finance LLC
Ω	4.125%, 09/20/28		1,700	1,683,043
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	380	399,104
	Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	5.347%, 08/07/26		1,310	1,317,621
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.236%, 12/11/26		8,360	8,447,128
	Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,293,937
	Werfen SA
	4.250%, 05/03/30	EUR	6,500	7,841,785
	Western Union Co.
	1.350%, 03/15/26		55,086	54,464,007
	Westlake Corp.
	1.625%, 07/17/29	EUR	4,169	4,579,816
	Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r)	4.203%, 01/25/27	AUD	27,500	18,050,647
	Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	4.340%, 02/16/26	AUD	9,000	5,896,061
(r)	4.408%, 08/10/26	AUD	24,700	16,210,501
	Westpac Banking Corp., 3M Swap + 0.820%, FRN
(r)	4.400%, 12/15/26	AUD	10,000	6,572,901
	Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r)	4.478%, 09/19/28	AUD	7,300	4,817,849
		Face Amount^	Value†
		(000)

Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r) 4.570%, 02/16/28	AUD	39,300	$25,961,100
Westpac Banking Corp., 3M Swap + 1.050%, FRN
(r) 4.623%, 05/20/27	AUD	800	528,130
Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r) 4.888%, 11/11/27	AUD	15,200	10,080,517
Westpac Banking Corp., SOFR + 0.820%, FRN
(r) 5.089%, 07/01/30		1,050	1,059,887
Williams Cos., Inc.
5.400%, 03/02/26		900	903,371
4.800%, 11/15/29		260	264,632
Wisconsin Power & Light Co.
3.000%, 07/01/29		2,795	2,685,043
WP Carey, Inc.
3.850%, 07/15/29		5,900	5,796,668
WPC Eurobond BV
0.950%, 06/01/30	EUR	18,688	19,604,754
WPP Finance 2013
3.625%, 09/12/29	EUR	5,924	6,964,301
TOTAL BONDS			4,059,293,570
U.S. TREASURY OBLIGATIONS — (4.5%)
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.926%, 04/30/27		50,000	49,985,674
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.956%, 10/31/27		11,000	11,001,594
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.011%, 01/31/26		194,500	194,527,835
TOTAL U.S. TREASURY OBLIGATIONS			255,515,103

		Face Amount

COMMERCIAL PAPER — (24.0%)
AbbVie, Inc.
Ω	4.657%, 11/13/25	7,500	7,488,882
Alphabet, Inc.
Ω	4.144%, 12/05/25	29,250	29,138,762

62

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Amcor Flexibles North America, Inc.
Ω	4.283%, 11/13/25	6,500	$6,490,175
Ω	4.285%, 11/17/25	4,250	4,241,553
American Honda Finance Corp.
	4.246%, 12/18/25	15,000	14,917,140
Archer-Daniels-Midland Co.
Ω	4.191%, 11/19/25	11,750	11,725,459
Ω	4.196%, 11/28/25	5,000	4,984,634
Ω	4.079%, 12/18/25	10,000	9,947,120
Australia & New Zealand Banking Group Ltd.
Ω	4.356%, 11/18/25	15,000	14,970,780
Avangrid, Inc.
Ω	4.242%, 11/04/25	10,000	9,995,475
Ω	4.218%, 12/08/25	5,000	4,978,755
Becton Dickinson & Co.
Ω	4.277%, 11/03/25	9,000	8,996,964
Ω	4.222%, 11/21/25	6,200	6,185,193
Boston Properties LP
Ω	4.222%, 12/03/25	14,000	13,951,584
Caisse des Depots et Consignations
Ω	4.168%, 11/17/25	5,000	4,990,806
Ω	4.167%, 12/01/25	25,000	24,915,582
Ω	4.069%, 02/10/26	22,500	22,249,717
Ω	4.003%, 02/06/26	14,000	13,850,579
Campbell's Co.
Ω	4.294%, 12/11/25	4,000	3,980,622
Ω	4.183%, 12/17/25	13,000	12,927,772
Ω	4.317%, 11/19/25	3,500	3,492,136
Canadian National Railway Co.
Ω	4.147%, 11/14/25	17,500	17,473,127
CDP Financial, Inc.
Ω	4.068%, 12/01/25	23,500	23,420,499
Chevron Phillips Chemical Co. LLC
Ω	4.334%, 11/13/25	13,750	13,729,952
Ω	4.304%, 12/18/25	30,750	30,582,966
Ω	4.277%, 11/24/25	1,250	1,246,635
Ω	4.278%, 11/25/25	7,186	7,165,839
CRH America Finance, Inc.
Ω	4.324%, 12/08/25	250	248,916
Crown Castle, Inc.
Ω	4.640%, 11/19/25	8,000	7,981,180
DBS Bank Ltd.
Ω	4.143%, 01/21/26	20,000	19,820,480
Ω	4.144%, 01/22/26	15,000	14,863,765
Duke Energy Corp.
Ω	4.251%, 11/20/25	3,500	3,492,216
eBay, Inc.
Ω	4.359%, 11/03/25	18,100	18,093,933
		Face Amount	Value†
		(000)
EIDP, Inc.
Ω	4.245%, 11/04/25	7,000	$6,996,852
Ω	4.272%, 11/05/25	1,000	999,435
Ω	4.246%, 11/07/25	8,500	8,493,191
Ω	4.222%, 12/12/25	12,500	12,439,771
Electricite de France SA
Ω	4.245%, 11/26/25	10,000	9,969,325
Enbridge U.S., Inc.
Ω	4.263%, 11/20/25	2,000	1,995,452
Ω	4.266%, 11/21/25	5,500	5,486,865
Enel Finance America LLC
Ω	4.604%, 11/07/25	5,000	4,995,994
ERAC USA Finance LLC
Ω	4.282%, 11/10/25	20,000	19,977,070
European Investment Bank
	4.191%, 11/12/25	5,000	4,993,525
	4.151%, 11/17/25	29,000	28,946,857
	3.924%, 02/17/26	40,000	39,524,552
Experian Finance PLC
Ω	4.029%, 11/17/25	4,750	4,740,974
Ω	4.023%, 11/17/25	2,500	2,495,250
General Motors Financial Co., Inc.
Ω	4.281%, 05/13/26	6,000	5,866,442
Glencore Funding LLC
Ω	4.290%, 12/10/25	7,000	6,967,722
Harley-Davidson Financial Services, Inc.
Ω	4.634%, 11/05/25	16,500	16,490,379
Ω	4.676%, 11/05/25	15,500	15,490,962
Ω	4.669%, 11/12/25	3,500	3,495,071
Ω	4.640%, 11/21/25	5,000	4,987,622
Hubbell, Inc.
Ω	4.277%, 11/06/25	15,000	14,989,807
Ω	4.340%, 11/18/25	9,000	8,981,883
Ω	4.223%, 11/17/25	2,496	2,491,257
Ω	4.227%, 11/17/25	9,500	9,481,948
John Deere Financial, Inc.
Ω	4.169%, 11/10/25	4,000	3,995,606
Ω	4.148%, 11/24/25	2,150	2,144,376
Ω	4.148%, 11/25/25	5,000	4,986,378
LSEGA Financing PLC
Ω	4.252%, 11/12/25	9,000	8,987,861
Ω	4.214%, 12/15/25	14,000	13,928,775
Ω	4.226%, 12/15/25	14,000	13,928,775
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.988%, 01/16/26	15,000	14,874,960
Marriott International, Inc.
Ω	4.271%, 11/10/25	5,000	4,994,146
Medtronic Global Holdings SCA
Ω	4.237%, 11/12/25	34,500	34,453,466
Ω	4.158%, 11/21/25	2,000	1,995,296

63

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Mondelez International, Inc.
Ω	4.535%, 11/03/25	12,000	$11,995,952
Ω	4.217%, 12/15/25	1,000	994,919
Mosaic Co.
Ω	4.319%, 11/04/25	6,240	6,237,180
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	25,000	24,991,732
Ω	4.119%, 12/17/25	7,000	6,964,200
NextEra Energy Capital Holdings, Inc.
Ω	4.277%, 11/24/25	6,000	5,983,616
NiSource, Inc.
Ω	4.269%, 11/06/25	15,000	14,989,689
Nutrien Ltd.
Ω	4.270%, 11/07/25	6,000	5,995,147
Ω	4.236%, 12/01/25	10,500	10,462,391
Oracle Corp.
Ω	4.424%, 11/18/25	14,500	14,470,833
Parker-Hannifin Corp.
Ω	4.409%, 11/25/25	4,500	4,487,186
Ω	4.201%, 12/11/25	19,500	19,408,623
Ω	4.142%, 01/12/26	17,000	16,859,313
Phillips 66
Ω	4.252%, 11/19/25	15,000	14,967,486
Ω	4.252%, 11/21/25	2,600	2,593,759
Procter & Gamble Co.
Ω	4.090%, 12/08/25	20,000	19,919,116
Ω	4.094%, 12/15/25	15,400	15,326,562
Province of Ontario
	4.017%, 02/06/26	42,000	41,556,921
PSP Capital, Inc.
Ω	4.099%, 12/05/25	30,000	29,885,472
Ω	3.971%, 01/23/26	28,850	28,586,118
Ω	4.027%, 02/04/26	35,000	34,634,320
Sanofi SA
Ω	4.464%, 11/10/25	18,000	17,980,225
Ω	4.466%, 11/10/25	20,000	19,978,028
Ω	4.454%, 11/25/25	28,550	28,472,216
Ω	4.456%, 11/25/25	10,000	9,972,755
Ω	4.045%, 12/17/25	30,000	29,846,298
Ω	4.169%, 12/17/25	5,000	4,974,383
		Face Amount	Value†
		(000)
Schlumberger Investment SA
Ω	4.160%, 12/05/25	20,065	$19,988,302
Telstra Group Ltd.
Ω	4.268%, 11/25/25	20,000	19,944,862
Ω	4.175%, 12/10/25	3,750	3,733,361
Ω	4.294%, 12/10/25	15,000	14,933,445
TELUS Corp.
Ω	4.979%, 11/05/25	2,685	2,683,313
Ω	5.037%, 01/16/26	12,456	12,333,668
Ω	4.844%, 12/30/25	7,000	6,946,100
Ω	4.844%, 01/06/26	4,500	4,461,405
Ω	4.984%, 01/28/26	6,000	5,932,187
Toronto-Dominion Bank
Ω	4.220%, 12/15/25	30,000	29,849,451
TotalEnergies Capital SA
Ω	4.122%, 12/01/25	17,500	17,440,607
TransCanada PipeLines Ltd.
Ω	4.243%, 11/24/25	7,250	7,230,202
VW Credit, Inc.
Ω	4.338%, 12/03/25	11,500	11,456,747
Ω	4.283%, 01/22/26	750	742,885
Walt Disney Co.
Ω	4.041%, 03/12/26	20,000	19,712,680
Xcel Energy, Inc.
Ω	4.277%, 11/07/25	10,000	9,991,931
TOTAL COMMERCIAL PAPER (Cost $1,368,104,605)			1,368,042,629
TOTAL INVESTMENT SECURITIES (Cost $5,661,902,457)			5,701,315,280

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	483,124	5,588,290
TOTAL INVESTMENTS — (100.0%)
(Cost $5,667,490,747)			$5,706,903,570

64

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of October 31, 2025, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	118,473,685	EUR	100,742,655	Societe Generale	11/03/25	$2,352,658
USD	131,312,989	EUR	111,682,700	Citibank, N.A.	11/04/25	2,581,919
USD	127,002,457	EUR	108,732,392	Citibank, N.A.	11/10/25	1,629,739
USD	3,682,423	CAD	5,128,382	Citibank, N.A.	11/10/25	24,651
USD	87,967,079	AUD	133,491,011	Societe Generale	11/10/25	617,808
USD	14,017,117	JPY	2,131,826,667	Societe Generale	11/10/25	176,957
USD	130,569,649	EUR	112,074,066	Bank of New York Mellon	11/12/25	1,329,304
USD	80,054,790	AUD	121,239,165	Citibank, N.A.	11/13/25	719,666
USD	12,189,455	CAD	17,083,417	Australia and New Zealand Bank	11/17/25	496
USD	111,948,098	EUR	96,737,099	Citibank, N.A.	11/17/25	362,416
USD	1,923,829	GBP	1,439,973	Citibank, N.A.	11/17/25	32,083
USD	10,262,181	JPY	1,548,311,626	Royal Bank of Canada	11/17/25	203,150
USD	130,907,794	EUR	112,416,224	Bank of New York Mellon	11/18/25	1,229,019
USD	14,131,622	EUR	12,150,898	Societe Generale	11/18/25	114,841
USD	119,981,543	EUR	101,093,855	Citibank, N.A.	11/21/25	3,344,059
USD	127,771,630	EUR	110,068,442	Bank of New York Mellon	11/24/25	758,184
USD	4,335,343	CAD	6,057,767	Citibank, N.A.	11/26/25	11,154
USD	690,356	GBP	517,496	Citibank, N.A.	11/26/25	10,489
USD	127,164,999	EUR	109,540,285	Societe Generale	11/26/25	746,756
USD	10,562,138	CAD	14,790,979	Societe Generale	11/28/25	2,877
USD	116,652,448	EUR	99,889,587	Societe Generale	12/01/25	1,339,352
USD	116,772,484	EUR	100,100,333	Royal Bank of Canada	12/02/25	1,209,579
USD	117,085,259	EUR	100,742,655	UBS AG	12/03/25	774,249
USD	129,438,306	EUR	111,682,700	UBS AG	12/04/25	489,343
USD	26,237,587	NZD	44,523,908	Citibank, N.A.	12/08/25	722,338
USD	640,178	NZD	1,085,681	Royal Bank of Canada	12/08/25	18,009
USD	28,910,899	NZD	48,214,523	Societe Generale	12/18/25	1,268,433
USD	1,118,637	NZD	1,943,225	Citibank, N.A.	12/29/25	3,999
USD	5,117,113	NZD	8,752,666	Australia and New Zealand Bank	12/31/25	96,122
Total Appreciation						$22,169,650
EUR	100,742,655	USD	116,886,665	UBS AG	11/03/25	$(765,638)
EUR	111,682,700	USD	129,220,234	UBS AG	11/04/25	(489,164)
EUR	2,046,057	USD	2,388,264	Bank of New York Mellon	11/12/25	(28,815)
EUR	15,723,420	USD	18,323,350	UBS AG	11/18/25	(185,454)
USD	67,806,831	AUD	104,536,473	Australia and New Zealand Bank	11/24/25	(607,563)
Total (Depreciation)						$(2,076,634)
Total Appreciation (Depreciation)						$20,093,016

65

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $1,754,111,415 or 30.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$18,463,978	—	$18,463,978
Bonds	—	4,059,293,570	—	4,059,293,570
U.S. Treasury Obligations	—	255,515,103	—	255,515,103
Commercial Paper	—	1,368,042,629	—	1,368,042,629
Securities Lending Collateral	—	5,588,290	—	5,588,290
Total Investments in Securities	—	$5,706,903,570	—	$5,706,903,570
Financial Instruments
Assets
Forward Currency Contracts**	—	22,169,650	—	22,169,650
Liabilities
Forward Currency Contracts**	—	(2,076,634)	—	(2,076,634)
Total Financial Instruments	—	$20,093,016	—	$20,093,016
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
66

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (95.7%)
	3M Co.
	1.750%, 05/15/30	EUR	1,000	$1,097,196
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,454	3,803,590
	Abbott Laboratories
	5.300%, 05/27/40		4,000	4,154,559
	4.750%, 04/15/43		5,000	4,785,354
	AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,689,312
	4.400%, 11/06/42		7,200	6,506,069
	5.350%, 03/15/44		400	401,613
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	3,500	4,041,190
	ABN AMRO Bank NV
	2.750%, 06/04/29	EUR	700	811,869
	3.125%, 01/21/30	EUR	9,000	10,581,164
	Accenture Capital, Inc.
	4.500%, 10/04/34		3,000	2,957,978
	AEP Texas, Inc.
#	5.700%, 05/15/34		400	417,391
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,608,919
	3.850%, 10/29/41		2,800	2,313,848
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	100	114,537
	Aetna, Inc.
	6.750%, 12/15/37		1,000	1,108,258
	Affiliated Managers Group, Inc.
	5.500%, 08/20/34		2,800	2,877,523
	Aflac, Inc.
	6.450%, 08/15/40		2,300	2,537,095
	AGCO Corp.
	5.800%, 03/21/34		4,660	4,853,865
	Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	14,400	16,637,313
	0.500%, 05/25/30	EUR	800	831,215
	Aker BP ASA
Ω	6.000%, 06/13/33		10,000	10,479,705
	Alabama Power Co.
	5.500%, 03/15/41		1,500	1,524,405
	3.850%, 12/01/42		650	541,197
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,473,842
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	600	663,112
			Face Amount^	Value†
			(000)
	Allstate Corp.
	5.350%, 06/01/33		1,900	$1,983,767
	4.500%, 06/15/43		4,470	3,975,723
	Ally Financial, Inc.
	8.000%, 11/01/31		3,849	4,381,921
	Alphabet, Inc.
	1.900%, 08/15/40		3,950	2,698,125
	Altria Group, Inc.
	2.450%, 02/04/32		6,600	5,799,865
	4.500%, 05/02/43		900	771,933
	Amazon.com, Inc.
	3.875%, 08/22/37		5,000	4,612,643
	American Electric Power Co., Inc.
	5.625%, 03/01/33		400	421,551
	American Express Co.
	8.150%, 03/19/38		2,000	2,544,646
	4.050%, 12/03/42		5,000	4,342,709
	American Honda Finance Corp.
	3.300%, 03/21/29	EUR	12,400	14,536,188
	American Tower Corp.
	5.650%, 03/15/33		400	421,332
	5.550%, 07/15/33		400	418,797
	American Water Capital Corp.
	4.300%, 12/01/42		3,176	2,780,234
	Amgen, Inc.
	4.950%, 10/01/41		1,200	1,137,009
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,875,555
	APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,400	1,506,931
	Appalachian Power Co.
	5.650%, 04/01/34		400	419,131
	7.000%, 04/01/38		5,200	5,929,775
	Apple, Inc.
	2.375%, 02/08/41		7,000	5,030,765
	3.850%, 05/04/43		5,500	4,687,389
	ArcelorMittal SA
	6.800%, 11/29/32		5,000	5,568,445
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	6,583,138
	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	5,225,929
	Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		4,600	4,743,036
Ω	5.950%, 10/15/33		2,500	2,640,716
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,276,103

67

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	AT&T, Inc.
	4.500%, 05/15/35		2,000	$1,923,458
	4.900%, 08/15/37		2,000	1,951,832
	4.850%, 03/01/39		1,400	1,340,031
	Athene Holding Ltd.
#	5.875%, 01/15/34		6,400	6,643,878
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	300	355,010
	AutoNation, Inc.
	2.400%, 08/01/31		3,000	2,621,693
	AutoZone, Inc.
	5.200%, 08/01/33		400	411,044
	AvalonBay Communities, Inc.
	3.300%, 06/01/29		510	494,989
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,456,882
	5.500%, 06/01/32		400	406,652
	Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,770,430
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,885,277
	Banco BPM SpA
	3.375%, 01/21/30	EUR	510	599,643
	Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,702,571
	3.875%, 04/22/29	EUR	200	238,923
	3.490%, 05/28/30		200	192,423
	6.938%, 11/07/33		800	916,983
	Bank of America Corp.
	5.875%, 02/07/42		3,236	3,472,405
	Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,380,581
	Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	5,927,892
	5.650%, 02/01/34		2,000	2,129,355
	Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	2,000	2,227,863
	4.375%, 05/02/30	EUR	2,900	3,524,897
	BAT Capital Corp.
	4.390%, 08/15/37		2,000	1,837,595
	7.079%, 08/02/43		400	450,924
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	700	785,038
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		500	505,449
	Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,801,403
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		6,000	6,469,389
			Face Amount^	Value†
			(000)
	6.500%, 09/15/37		3,073	$3,387,937
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,129,547
	BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,773,977
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,544,891
	6.000%, 01/15/35		770	819,993
	Blue Owl Finance LLC
	6.250%, 04/18/34		1,000	1,037,701
	BNG Bank NV
	0.100%, 01/15/30	EUR	800	836,561
	2.500%, 05/21/30	EUR	600	691,711
	BNP Paribas SA
	3.625%, 09/01/29	EUR	100	118,170
	Boardwalk Pipelines LP
	3.600%, 09/01/32		150	138,543
	5.625%, 08/01/34		5,000	5,178,577
	Boeing Co.
	6.125%, 02/15/33		2,835	3,048,632
	3.600%, 05/01/34		1,825	1,655,516
	Booz Allen Hamilton, Inc.
	5.950%, 08/04/33		2,000	2,090,325
	Boston Properties LP
	5.750%, 01/15/35		400	409,030
	Bouygues SA
	0.500%, 02/11/30	EUR	700	732,296
	BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	3,065,811
	3.060%, 06/17/41		5,400	4,145,958
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		3,235	3,303,885
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,498,492
	2.350%, 11/13/40		1,200	849,830
	3.550%, 03/15/42		4,000	3,241,888
	Broadcom, Inc.
	2.450%, 02/15/31		400	364,531
	3.419%, 04/15/33		600	559,486
Ω	3.137%, 11/15/35		4,900	4,246,882
	Brookfield Finance, Inc.
	2.724%, 04/15/31		3,600	3,289,957
	5.675%, 01/15/35		3,000	3,115,286
	Brown & Brown, Inc.
	4.200%, 03/17/32		400	386,585
	Brunswick Corp.
	4.400%, 09/15/32		5,000	4,750,706
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	100	121,201
	Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	8,800	9,387,578
	3.125%, 03/01/30	EUR	3,900	4,591,632

68

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
2.875%, 05/25/30	EUR	9,700	$11,296,754
CaixaBank SA
3.750%, 09/07/29	EUR	3,700	4,430,241
Camden Property Trust
4.900%, 01/15/34		5,000	5,084,622
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	2,550	3,044,098
# 6.092%, 10/03/33		8,000	8,705,562
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	2,087,777
6.250%, 03/15/38		9,800	10,457,577
Capital One Financial Corp.
1.650%, 06/12/29	EUR	900	992,704
6.700%, 11/29/32		2,179	2,407,597
Cardinal Health, Inc.
4.600%, 03/15/43		400	352,600
Cargill, Inc.
3.875%, 04/24/30	EUR	100	120,450
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	300	349,492
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,616,053
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,100	3,295,982
CBRE Services, Inc.
5.950%, 08/15/34		787	841,559
CenterPoint Energy Resources Corp.
5.400%, 07/01/34		8,000	8,288,737
5.850%, 01/15/41		3,000	3,138,472
CF Industries, Inc.
# 5.150%, 03/15/34		1,700	1,712,185
4.950%, 06/01/43		4,000	3,664,368
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	998,414
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	100	106,506
Cigna Group
5.250%, 02/15/34		2,000	2,056,644
4.800%, 08/15/38		2,800	2,664,857
3.200%, 03/15/40		1,470	1,148,666
6.125%, 11/15/41		400	423,499
Cisco Systems, Inc.
5.900%, 02/15/39		3,100	3,369,014
5.500%, 01/15/40		5,700	5,942,106
Citigroup, Inc.
1.250%, 04/10/29	EUR	100	110,150
8.125%, 07/15/39		7,866	10,086,373
5.875%, 01/30/42		4,000	4,241,185
			Face Amount^	Value†
			(000)
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	300	$317,693
	CNA Financial Corp.
	5.500%, 06/15/33		2,000	2,074,590
	5.125%, 02/15/34		2,400	2,414,941
	Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	500	530,831
	Comcast Corp.
	7.050%, 03/15/33		3,437	3,920,433
	4.200%, 08/15/34		675	641,985
	4.400%, 08/15/35		2,850	2,713,880
	3.900%, 03/01/38		3,800	3,317,641
	Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	7,312,933
	ConocoPhillips
#	5.900%, 10/15/32		4,400	4,784,592
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,496,086
	5.500%, 12/01/39		1,400	1,437,710
	5.700%, 06/15/40		294	304,934
	3.950%, 03/01/43		500	418,101
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	427,236
	5.600%, 06/15/42		1,768	1,791,631
	Continental AG
	3.500%, 10/01/29	EUR	1,154	1,364,899
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	2,800	3,382,186
	Corebridge Financial, Inc.
	3.900%, 04/05/32		800	760,964
	4.350%, 04/05/42		8,000	6,930,699
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,574,949
Ω	4.700%, 12/15/42		1,000	813,432
	Credit Agricole SA
	5.411%, 01/18/29	AUD	900	603,633
	1.750%, 03/05/29	EUR	500	557,269
	4.125%, 03/07/30	EUR	2,000	2,432,423
	Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	300	327,503
	Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,397,264
	CSX Corp.
	4.750%, 05/30/42		968	909,827
	CVS Health Corp.
	4.780%, 03/25/38		8,800	8,268,309
	4.125%, 04/01/40		170	145,487
	5.300%, 12/05/43		400	377,549
	6.000%, 06/01/44		400	405,148

69

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	$868,580
Ω	5.375%, 06/25/34		5,000	5,091,236
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	200	239,964
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,423,597
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,855,331
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	100	117,616
Devon Energy Corp.
	5.600%, 07/15/41		1,600	1,541,104
	4.750%, 05/15/42		8,400	7,287,343
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,292,847
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,669,931
DSV Finance BV
	3.500%, 06/26/29	EUR	1,980	2,340,585
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,347,489
Duke Energy Corp.
	3.300%, 06/15/41		400	310,134
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	443,974
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,919,805
Eaton Capital ULC
	0.577%, 03/08/30	EUR	250	262,769
eBay, Inc.
	4.000%, 07/15/42		1,000	835,250
Elevance Health, Inc.
	5.950%, 12/15/34		1,200	1,279,542
	4.625%, 05/15/42		1,000	906,833
Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,000	1,127,328
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,000	1,166,676
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,609,463
Energy Transfer LP
	6.050%, 06/01/41		5,000	5,047,442
	6.500%, 02/01/42		2,000	2,106,820
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,978,123
			Face Amount^	Value†
			(000)
	Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	$2,311,230
	6.650%, 10/15/34		1,500	1,697,692
	5.950%, 02/01/41		2,049	2,176,417
	5.700%, 02/15/42		1,270	1,312,780
	4.850%, 08/15/42		400	373,247
	4.450%, 02/15/43		1,400	1,243,992
	Equinor ASA
	3.625%, 04/06/40		5,151	4,390,664
	Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,122,670
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,890,582
	ERG SpA
	4.125%, 07/03/30	EUR	2,700	3,260,846
	ERP Operating LP
	4.650%, 09/15/34		5,400	5,355,058
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	300	315,303
	European Financial Stability Facility
	0.125%, 03/18/30	EUR	3,300	3,442,745
	2.625%, 05/07/30	EUR	4,700	5,453,397
	European Investment Bank
	2.375%, 05/15/30	EUR	2,100	2,421,512
	European Union
	2.875%, 10/05/29	EUR	5,500	6,461,276
	1.625%, 12/04/29	EUR	4,900	5,487,701
	Eversource Energy
	5.125%, 05/15/33		400	406,061
	Exelon Corp.
	5.625%, 06/15/35		400	418,844
	Export Development Canada
	2.750%, 01/22/30	EUR	242	281,751
	Exxon Mobil Corp.
	4.227%, 03/19/40		5,000	4,608,155
	Fairfax Financial Holdings Ltd.
	5.625%, 08/16/32		950	991,780
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,780	2,102,176
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,573,640
	5.100%, 01/15/44		3,000	2,754,122
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,457,097
	2.450%, 03/15/31		1,000	885,461

70

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		2,500	$2,553,268
	3.100%, 03/01/41		1,000	746,895
	Fingrid OYJ
	2.750%, 12/04/29	EUR	140	161,777
	Finland Government Bonds
	2.500%, 04/15/30	EUR	500	579,105
Δ	0.000%, 09/15/30	EUR	2,800	2,869,507
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	100	110,127
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,620,351
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	1,000	1,069,707
	Flowserve Corp.
	2.800%, 01/15/32		9,600	8,539,756
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,638,017
	Fortive Corp.
	3.700%, 08/15/29	EUR	511	605,871
	Fortune Brands Innovations, Inc.
#	5.875%, 06/01/33		400	423,286
	Fox Corp.
	5.476%, 01/25/39		9,600	9,652,368
	Free & Hanseatic City of Hamburg
	0.010%, 06/03/30	EUR	297	306,050
	French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	900	1,045,973
	2.500%, 05/25/30	EUR	3,500	4,022,576
	GATX Corp.
	3.500%, 06/01/32		1,050	973,917
	5.450%, 09/15/33		500	517,004
	Gecina SA
	1.625%, 03/14/30	EUR	500	548,969
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,764,181
	General Motors Co.
#	5.000%, 04/01/35		1,350	1,326,629
	5.150%, 04/01/38		990	955,965
	General Motors Financial Co., Inc.
	4.300%, 02/15/29	EUR	800	962,540
	4.000%, 07/10/30	EUR	3,200	3,827,808
	Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,275,432
			Face Amount^	Value†
			(000)
	Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	$650,074
	Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	5,141,663
Ω	6.500%, 10/06/33		5,000	5,522,749
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	600	662,457
	0.875%, 05/09/29	EUR	2,750	2,981,247
	6.125%, 02/15/33		3,000	3,290,767
	6.250%, 02/01/41		1,200	1,322,657
	Grand City Properties SA
	4.375%, 01/09/30	EUR	700	841,322
	Halliburton Co.
	4.850%, 11/15/35		2,002	1,976,522
	6.700%, 09/15/38		5,400	6,075,506
	7.450%, 09/15/39		1,000	1,196,338
	4.500%, 11/15/41		140	123,367
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	3,980	4,671,041
	Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	4,759	5,628,842
	HCA, Inc.
	5.500%, 06/01/33		5,000	5,213,133
	Heineken NV
Ω	4.000%, 10/01/42		1,000	848,174
	Hess Corp.
	5.600%, 02/15/41		3,000	3,138,587
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,140,813
	Home Depot, Inc.
	3.300%, 04/15/40		8,400	6,919,276
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,680	7,875,728
	Host Hotels & Resorts LP
	5.700%, 07/01/34		6,200	6,357,405
	5.500%, 04/15/35		400	403,865
	HP, Inc.
	5.500%, 01/15/33		1,000	1,031,080
	6.000%, 09/15/41		2,000	2,049,360
	HSBC Holdings PLC
	6.100%, 01/14/42		1,030	1,124,592
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,898,367
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,412,527
	5.250%, 02/05/44		4,000	3,918,937
	ICADE
	1.000%, 01/19/30	EUR	500	524,141

71

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	IHG Finance LLC
	3.375%, 09/10/30	EUR	3,400	$3,947,138
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,421,678
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,511,193
	Intel Corp.
	4.600%, 03/25/40		4,200	3,800,533
	2.800%, 08/12/41		3,000	2,111,527
	4.250%, 12/15/42		1,500	1,242,380
	5.625%, 02/10/43		3,050	3,009,694
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,203,100
	International Business Machines Corp.
	3.300%, 01/27/27		126	124,463
	3.500%, 05/15/29		29	28,420
	2.900%, 02/10/30	EUR	3,220	3,744,607
	4.150%, 05/15/39		3,300	2,967,781
	2.850%, 05/15/40		6,000	4,536,781
	International Development Association
	2.500%, 05/28/30	EUR	27,600	31,832,295
	International Paper Co.
#	6.000%, 11/15/41		9,000	9,416,207
	Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,797,568
	Intesa Sanpaolo SpA
Ω	7.200%, 11/28/33		5,000	5,696,287
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,041,373
	ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,689,044
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,385,201
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,070,102
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,569,438
	Janus Henderson U.S. Holdings, Inc.
	5.450%, 09/10/34		417	421,188
	Japan Government Ten Year Bonds
	0.100%, 03/20/29	JPY	320,000	2,011,010
	0.100%, 06/20/29	JPY	480,000	3,006,206
	JDE Peet's NV
	4.125%, 01/23/30	EUR	110	132,049
		Face Amount^	Value†
		(000)
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	430	$508,180
2.625%, 10/15/31		7,900	6,941,092
# 6.200%, 04/14/34		3,000	3,148,339
John Deere Bank SA
3.300%, 10/15/29	EUR	400	472,540
Johnson & Johnson
# 4.375%, 12/05/33		4,334	4,397,827
# 4.950%, 06/01/34		15,000	15,819,850
3.550%, 03/01/36		5,000	4,605,060
3.400%, 01/15/38		2,500	2,208,929
2.100%, 09/01/40		11,250	7,975,916
4.500%, 09/01/40		500	485,183
JPMorgan Chase & Co.
6.400%, 05/15/38		10,200	11,605,949
5.500%, 10/15/40		8,700	9,128,509
Kemper Corp.
3.800%, 02/23/32		1,327	1,226,427
Kilroy Realty LP
2.650%, 11/15/33		5,000	4,084,847
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,489,307
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		800	903,042
6.500%, 09/01/39		1,565	1,707,031
5.000%, 03/01/43		1,073	989,611
5.400%, 09/01/44		400	382,439
Kinder Morgan, Inc.
5.300%, 12/01/34		5,000	5,101,240
Kingdom of Belgium Government Bonds
0.100%, 06/22/30	EUR	7,350	7,603,523
Koninklijke Philips NV
3.250%, 05/23/30	EUR	5,000	5,845,533
Kraft Heinz Foods Co.
5.000%, 06/04/42		5,000	4,613,793
Kreditanstalt fuer Wiederaufbau
0.375%, 04/23/30	EUR	1,179	1,245,488
3.125%, 06/07/30	EUR	800	951,965
Kroger Co.
7.500%, 04/01/31		6,325	7,240,671
5.150%, 08/01/43		400	380,954
Kyndryl Holdings, Inc.
3.150%, 10/15/31		400	364,516
# 6.350%, 02/20/34		5,300	5,636,518
La Banque Postale SA
4.375%, 01/17/30	EUR	200	243,465
Land Berlin
2.375%, 06/04/30	EUR	300	344,366

72

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	400	$419,130
	0.050%, 12/18/29	EUR	40	41,935
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	12,364	14,482,711
Legg Mason, Inc.
	5.625%, 01/15/44		4,280	4,317,445
Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,213,539
Lincoln National Corp.
	3.400%, 01/15/31		50	47,286
	3.400%, 03/01/32		4,555	4,217,772
	6.300%, 10/09/37		1,000	1,075,164
	7.000%, 06/15/40		400	453,053
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	1,600	1,879,222
Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,305,220
Loews Corp.
#	4.125%, 05/15/43		3,000	2,586,127
LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,778,706
LSEGA Financing PLC
Ω	3.200%, 04/06/41		4,700	3,659,517
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	300	354,749
LYB International Finance BV
	5.250%, 07/15/43		400	356,571
LYB International Finance III LLC
	3.375%, 10/01/40		9,500	7,050,401
Macquarie Bank Ltd.
	3.202%, 09/17/29	EUR	1,000	1,174,784
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	4,130	5,097,452
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,719,273
	4.750%, 09/15/44		400	348,351
Markel Group, Inc.
	3.350%, 09/17/29		4,000	3,848,494
Marriott International, Inc.
#	2.750%, 10/15/33		3,000	2,606,421
Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,623,679
Ω	2.375%, 07/16/40		400	288,424
Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,705,954
Mastercard, Inc.
	1.000%, 02/22/29	EUR	100	110,156
		Face Amount^	Value†
		(000)
Medtronic, Inc.
3.650%, 10/15/29	EUR	800	$955,780
Merck & Co., Inc.
3.900%, 03/07/39		250	224,237
2.350%, 06/24/40		3,250	2,350,756
MetLife, Inc.
5.700%, 06/15/35		7,200	7,707,372
Micron Technology, Inc.
5.875%, 02/09/33		400	424,412
5.875%, 09/15/33		1,000	1,064,927
3.366%, 11/01/41		3,200	2,471,973
Microsoft Corp.
# 4.200%, 11/03/35		3,750	3,762,954
3.450%, 08/08/36		4,500	4,113,420
Mid-America Apartments LP
5.000%, 03/15/34		5,000	5,066,944
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,049,462
Mitsubishi UFJ Financial Group, Inc.
3.751%, 07/18/39		3,200	2,819,912
Mizuho Financial Group, Inc.
0.797%, 04/15/30	EUR	4,050	4,263,716
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,665,752
Mosaic Co.
5.625%, 11/15/43		400	393,803
Motability Operations Group PLC
3.625%, 07/24/29	EUR	5,000	5,915,743
MPLX LP
4.500%, 04/15/38		5,610	5,086,533
Nasdaq, Inc.
0.875%, 02/13/30	EUR	410	435,967
National Fuel Gas Co.
2.950%, 03/01/31		300	273,353
National Grid North America, Inc.
3.150%, 06/03/30	EUR	130	151,114
National Grid PLC
0.553%, 09/18/29	EUR	200	211,452
Nationwide Building Society
3.250%, 09/05/29	EUR	300	351,863
3.000%, 03/03/30	EUR	3,417	3,967,039
NatWest Markets PLC
3.125%, 01/10/30	EUR	12,032	14,034,403
Nederlandse Waterschapsbank NV
2.750%, 12/17/29	EUR	100	116,792
2.500%, 05/22/30	EUR	2,322	2,677,191

73

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	250	$276,269
	1.500%, 04/01/30	EUR	50	55,495
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		1,000	911,491
	Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	300	310,616
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	77,100	46,400,621
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	400	215,858
	4.500%, 05/15/30	NZD	4,700	2,800,478
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,421,213
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		8,000	8,219,213
	NIBC Bank NV
	3.500%, 06/05/30	EUR	4,200	4,914,322
	NiSource, Inc.
	5.950%, 06/15/41		525	552,925
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	2,800	3,279,636
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,308,122
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,647,756
	Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	200	232,399
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	300	311,480
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,373,584
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,800	2,148,528
	3.375%, 01/10/30	EUR	500	586,004
	3.625%, 07/24/30	EUR	5,010	5,909,832
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,960,416
	5.400%, 10/15/35		3,000	3,011,055
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,611,486
	2.875%, 11/27/29	EUR	3,500	4,070,503
	Oracle Corp.
	3.800%, 11/15/37		400	338,391
	3.600%, 04/01/40		9,000	7,048,158
	4.500%, 07/08/44		800	660,426
			Face Amount^	Value†
			(000)
	Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	100	$106,711
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,328,047
	Ovintiv, Inc.
	6.250%, 07/15/33		1,279	1,339,228
	6.500%, 02/01/38		150	157,305
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,881,652
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	100	114,834
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	312,562
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	970,929
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,951,030
	5.600%, 09/15/40		400	415,175
	Philip Morris International, Inc.
	5.625%, 09/07/33		3,000	3,173,625
	4.375%, 11/15/41		2,335	2,085,675
	3.875%, 08/21/42		5,000	4,137,216
	4.125%, 03/04/43		400	341,617
	4.875%, 11/15/43		400	372,870
	Phillips 66
	2.150%, 12/15/30		2,200	1,966,926
#	4.650%, 11/15/34		3,000	2,936,592
	5.875%, 05/01/42		2,380	2,422,062
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,147,655
	Plains All American Pipeline LP/PAA Finance Corp.
	4.300%, 01/31/43		1,500	1,227,696
	4.700%, 06/15/44		5,000	4,275,155
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,328,838
	Primerica, Inc.
	2.800%, 11/19/31		5,950	5,377,758
	Procter & Gamble Co.
	0.350%, 05/05/30	EUR	130	136,109
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	5,341,728
	Prologis LP
	4.625%, 01/15/33		2,200	2,216,346
	Province of Alberta
	2.050%, 06/01/30	CAD	1,000	688,881
	Province of British Columbia
	2.200%, 06/18/30	CAD	2,100	1,455,050
	Province of Ontario
	1.550%, 11/01/29	CAD	1,600	1,089,148

74

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.050%, 06/02/30	CAD	13,200	$9,089,652
	Province of Quebec
Δ	0.000%, 10/15/29	EUR	200	209,004
	Prudential Financial, Inc.
	3.000%, 03/10/40		600	469,379
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,201,803
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,463,217
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	824,052
	Rayonier LP
	2.750%, 05/17/31		3,500	3,148,874
	RCI Banque SA
	3.375%, 07/26/29	EUR	300	348,611
	4.875%, 10/02/29	EUR	300	366,276
	3.375%, 06/06/30	EUR	2,300	2,662,804
	3.875%, 09/30/30	EUR	2,500	2,945,074
	Realty Income Corp.
	2.850%, 12/15/32		2,067	1,849,292
	1.800%, 03/15/33		4,600	3,810,741
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,550	1,843,774
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,041,336
	6.150%, 09/15/43		400	411,641
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,490,747
	Roche Holdings, Inc.
#Ω	4.203%, 09/09/29		400	402,204
	Rogers Communications, Inc.
#	5.450%, 10/01/43		8,000	7,696,952
	Royal Bank of Canada
	5.000%, 02/01/33		6,000	6,183,052
	Royalty Pharma PLC
	3.300%, 09/02/40		9,250	7,162,591
	RTX Corp.
	4.875%, 10/15/40		4,000	3,878,175
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	400	468,669
	Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	3,043,620
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	200	238,106
	SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,828,369
	Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	188,061
			Face Amount^	Value†
			(000)
	Shell International Finance BV
	6.375%, 12/15/38		5,000	$5,658,405
	4.550%, 08/12/43		3,107	2,793,631
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	81,388
	1.000%, 02/25/30	EUR	100	108,698
	2.750%, 09/09/30	EUR	200	232,692
Ω	2.875%, 03/11/41		10,000	7,633,959
	Sika Capital BV
	3.750%, 05/03/30	EUR	3,550	4,251,983
	Sixt SE
	3.250%, 01/22/30	EUR	300	349,487
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	529,072
	3.375%, 03/19/30	EUR	6,800	7,996,371
	Snam SpA
Δ	0.000%, 12/07/28	EUR	130	138,655
	4.000%, 11/27/29	EUR	100	120,732
	Societe Generale SA
	1.250%, 06/12/30	EUR	900	958,966
	Southern Co.
	5.200%, 06/15/33		400	411,546
	Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	2,011,416
	Southwest Gas Corp.
	2.200%, 06/15/30		2,477	2,256,573
	SSE PLC
	2.875%, 08/01/29	EUR	200	232,261
	Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,833,820
	5.200%, 09/01/40		3,000	2,908,655
	State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,085,562
	Statnett SF
	1.250%, 04/26/30	EUR	1,800	1,936,415
	Stedin Holding NV
	0.500%, 11/14/29	EUR	1,320	1,395,802
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	5,160	6,185,424
	Suez SACA
	2.375%, 05/24/30	EUR	2,900	3,258,794
	Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	2,100	2,231,175
	5.766%, 01/13/33		2,000	2,136,300

75

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Sumitomo Mitsui Trust Bank Ltd.
#Ω	5.350%, 03/07/34		5,300	$5,540,385
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,873,726
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,952,648
	6.850%, 06/01/39		1,500	1,671,340
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	2,000	2,092,728
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,313,140
	2.875%, 04/30/29	EUR	1,600	1,852,531
	3.250%, 09/24/29	EUR	3,700	4,340,853
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	585,017
	Tanger Properties LP
	2.750%, 09/01/31		4,900	4,402,495
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,856,331
	Tele2 AB
	3.750%, 11/22/29	EUR	200	238,313
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	738,476
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,302,709
	3.000%, 02/15/41		8,500	6,362,736
	Toronto-Dominion Bank
	3.631%, 12/13/29	EUR	5,000	5,935,545
	TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	200	226,151
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,977,967
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,300	5,063,732
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,369,469
	4.600%, 08/01/43		2,000	1,831,416
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	874,655
	Tyson Foods, Inc.
	5.700%, 03/15/34		2,000	2,103,603
	UBS Group AG
	0.650%, 09/10/29	EUR	2,000	2,129,765
	Union Pacific Corp.
	3.375%, 02/14/42		250	198,887
	United Parcel Service, Inc.
	5.200%, 04/01/40		5,260	5,328,468
			Face Amount^	Value†
			(000)
	4.875%, 11/15/40		907	$882,294
	UnitedHealth Group, Inc.
	2.750%, 05/15/40		400	299,234
	3.050%, 05/15/41		5,200	3,969,202
	4.250%, 03/15/43		1,550	1,348,177
	Unum Group
	5.750%, 08/15/42		2,000	1,995,597
	Valero Energy Corp.
	7.500%, 04/15/32		4,400	5,066,148
	6.625%, 06/15/37		2,300	2,543,394
	Ventas Realty LP
	5.700%, 09/30/43		4,000	4,020,375
	Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	1,000	1,116,748
	1.250%, 04/08/30	EUR	800	860,937
	4.812%, 03/15/39		10,500	9,955,803
	Viatris, Inc.
	3.850%, 06/22/40		1,450	1,104,623
	Videotron Ltd.
Ω	5.700%, 01/15/35		5,000	5,114,362
	Virginia Electric & Power Co.
	5.300%, 08/15/33		5,000	5,187,724
	8.875%, 11/15/38		1,138	1,533,201
	4.000%, 01/15/43		2,800	2,347,689
	Visa, Inc.
	2.000%, 06/15/29	EUR	600	679,644
	Volkswagen Group of America Finance LLC
#	5.600%, 03/22/34		1,800	1,843,961
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	6,300	7,355,103
	Vonovia SE
	2.125%, 03/22/30	EUR	600	669,163
	Voya Financial, Inc.
	5.700%, 07/15/43		1,200	1,207,936
	Walmart, Inc.
	5.625%, 04/01/40		500	539,468
	Walt Disney Co.
	6.200%, 12/15/34		1,800	2,029,157
#	3.500%, 05/13/40		6,400	5,381,194
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	3,000	3,150,820
	Western Union Co.
#	2.750%, 03/15/31		5,000	4,473,687
	Westlake Corp.
	1.625%, 07/17/29	EUR	120	131,825
	2.875%, 08/15/41		800	554,301
	Williams Cos., Inc.
	5.650%, 03/15/33		400	420,657
	6.300%, 04/15/40		1,000	1,077,045
	5.400%, 03/04/44		7,000	6,786,202
	Willis North America, Inc.
	5.350%, 05/15/33		3,000	3,100,769

76

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	$2,274,497
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,180,142
WPP Finance 2013
3.625%, 09/12/29	EUR	100	117,561
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,555,935
TOTAL BONDS			1,688,161,694
U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Bonds
5.250%, 11/15/28		15,000	15,698,437
U.S. Treasury Notes
2.250%, 11/15/25		5,000	4,997,100
0.375%, 11/30/25		4,500	4,487,906
	Face Amount^	Value†
	(000)

2.625%, 01/31/26	5,000	$4,984,473
1.500%, 08/15/26	2,500	2,456,478
0.875%, 11/15/30	5,000	4,355,078
TOTAL U.S. TREASURY OBLIGATIONS		36,979,472
TOTAL INVESTMENT SECURITIES (Cost $1,729,789,138)		1,725,141,166

		Shares
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	3,380,553	39,102,859
TOTAL INVESTMENTS — (100.0%)
(Cost $1,768,891,997)			$1,764,244,025
As of October 31, 2025, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,666,062	EUR	44,775,553	Citibank, N.A.	11/03/25	$1,055,518
USD	2,343,186	AUD	3,539,803	Citibank, N.A.	11/03/25	27,093
USD	4,986,582	EUR	4,244,535	HSBC Bank	11/03/25	94,119
USD	2,143,298	EUR	1,821,876	State Street Bank and Trust	11/03/25	43,313
USD	531,171	EUR	457,110	Bank of New York Mellon	11/04/25	4,283
USD	55,713,478	EUR	47,369,405	Citibank, N.A.	11/04/25	1,113,131
USD	6,758,788	EUR	5,804,326	UBS AG	11/04/25	68,431
USD	544,684	NZD	934,228	Bank of America Corp.	11/07/25	10,010
USD	2,089,974	NZD	3,506,778	Citibank, N.A.	11/07/25	82,988
USD	6,836,239	NZD	11,642,454	Royal Bank of Canada	11/07/25	173,073
USD	59,619,154	EUR	51,170,197	Citibank, N.A.	11/10/25	617,908
USD	10,777,929	EUR	9,241,048	HSBC Bank	11/10/25	122,637
USD	24,253	AUD	36,512	Citibank, N.A.	11/12/25	361
USD	127,202	CAD	175,641	Citibank, N.A.	11/12/25	1,915
USD	57,441,402	EUR	49,385,509	Societe Generale	11/13/25	488,350
USD	5,612,721	EUR	4,801,975	UBS AG	11/13/25	74,920
USD	12,237,117	CAD	17,149,732	Bank of New York Mellon	11/17/25	843
USD	76,735,941	EUR	64,675,429	Societe Generale	11/21/25	2,116,378
USD	63,474,577	EUR	54,664,978	HSBC Bank	11/26/25	386,823
USD	5,096,223	JPY	775,631,563	Societe Generale	11/26/25	52,510
USD	56,545,091	EUR	48,419,604	UBS AG	12/01/25	649,231
USD	59,106,483	EUR	50,841,964	Royal Bank of Canada	12/03/25	407,611
USD	62,170,083	EUR	53,630,841	UBS AG	12/04/25	247,857
USD	877,936	NZD	1,464,868	Citibank, N.A.	12/05/25	38,578
USD	6,013,523	NZD	10,059,987	Royal Bank of Canada	12/05/25	249,227
USD	7,499,396	NZD	12,726,103	Societe Generale	12/05/25	207,436
USD	19,956,082	NZD	34,678,932	Citibank, N.A.	12/22/25	70,349
USD	513,098	NZD	890,729	Citibank, N.A.	12/24/25	2,288
USD	2,691,043	NZD	4,574,324	Goldman Sachs Capital Markets L.P.	12/24/25	67,783

77

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,634,205	NZD	7,940,511	Australia and New Zealand Bank	12/31/25	$79,108
USD	2,324,713	AUD	3,539,803	UBS AG	01/02/26	7,201
Total Appreciation						$8,561,273
EUR	50,841,964	USD	59,006,167	Royal Bank of Canada	11/03/25	$(403,174)
AUD	3,539,803	USD	2,323,279	UBS AG	11/03/25	(7,186)
EUR	53,630,841	USD	62,065,363	UBS AG	11/04/25	(247,771)
EUR	875,170	USD	1,022,117	Citibank, N.A.	11/21/25	(12,386)
Total (Depreciation)						$(670,517)
Total Appreciation (Depreciation)						$7,890,756
As of October 31, 2025, the value of Rule 144A securities amounted to $145,935,872 or 8.3% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$1,688,161,694	—	$1,688,161,694
U.S. Treasury Obligations	—	36,979,472	—	36,979,472
Securities Lending Collateral	—	39,102,859	—	39,102,859
Total Investments in Securities	—	$1,764,244,025	—	$1,764,244,025
Financial Instruments
Assets
Forward Currency Contracts**	—	8,561,273	—	8,561,273
Liabilities
Forward Currency Contracts**	—	(670,517)	—	(670,517)
Total Financial Instruments	—	$7,890,756	—	$7,890,756
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
78

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount	Value†
			(000)
BONDS — (94.8%)
AUSTRALIA — (5.3%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,200	$4,520,794
	2.000%, 07/15/30	EUR	1,400	1,543,470
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	217,065
Fortescue Treasury Pty. Ltd.
Ω	5.875%, 04/15/30		445	459,127
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	1,700	1,841,876
Glencore Funding LLC
Ω	1.625%, 04/27/26		700	690,981
(r)Ω	SOFR + 1.060%, FRN, 5.170%, 04/04/27		29	29,152
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 4.497%, 03/22/27	AUD	1,500	987,309
(r)	3M Swap + 1.020%, FRN, 4.593%, 08/20/29	AUD	2,500	1,649,981
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	564,164
	4.747%, 01/23/30	EUR	1,370	1,690,923
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.332%, 09/27/27	AUD	5,300	3,479,338
(r)	3M Swap + 1.250%, FRN, 4.830%, 12/14/27	AUD	8,050	5,337,325
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,751,730
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.998%, 03/14/28		3,750	3,787,340
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	4.656%, 11/27/29	AUD	8,500	5,599,924
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	800	888,603
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	4.593%, 01/22/30	AUD	4,500	2,961,692
			Face Amount	Value†
			(000)
AUSTRALIA — (Continued)
	Woodside Finance Ltd.
Ω	4.500%, 03/04/29		800	$800,400
	TOTAL AUSTRALIA			42,801,194
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,100	1,156,111
BELGIUM — (1.0%)
	Belfius Bank SA
	0.375%, 02/13/26	EUR	5,000	5,734,927
	Elia Transmission Belgium SA
	0.875%, 04/28/30	EUR	2,100	2,225,556
	KBC Group NV
	0.750%, 01/24/30	EUR	300	318,370
	TOTAL BELGIUM			8,278,853
CANADA — (3.1%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.778%, 09/15/26		170	170,348
(r)	SOFR + 0.760%, FRN, 4.954%, 06/04/27		6,500	6,529,881
	Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	1,151	1,374,022
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,141,443
	Enbridge, Inc.
	3.125%, 11/15/29		200	191,068
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	600	708,599
	Methanex Corp.
	5.250%, 12/15/29		2,900	2,891,560
National Bank of Canada
	5.296%, 11/03/25	CAD	3,700	2,638,052
	3.750%, 05/02/29	EUR	1,200	1,432,799
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.040%, 01/19/27		326	328,153
	TELUS Corp.
	3.150%, 02/19/30	CAD	2,000	1,412,028

79

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank
(r)	SOFR + 0.730%, FRN, 4.840%, 04/05/27		2,500	$2,509,738
(r)	3M Swap + 1.200%, FRN, 4.699%, 07/23/29	AUD	800	527,109
(r)	SOFR + 1.030%, FRN, 5.171%, 12/17/29		2,000	2,014,876
	TOTAL CANADA			24,869,676
DENMARK — (1.0%)
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	800	931,978
DSV Finance BV
	3.500%, 06/26/29	EUR	290	342,813
	1.375%, 03/16/30	EUR	1,100	1,193,964
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	3,200	3,819,605
	3.375%, 01/10/30	EUR	500	586,004
	3.625%, 07/24/30	EUR	1,300	1,533,489
	TOTAL DENMARK			8,407,853
FINLAND — (1.8%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	280	323,553
	Neste OYJ
	3.750%, 03/20/30	EUR	4,700	5,574,816
Nordea Bank Abp
	2.500%, 05/23/29	EUR	140	160,955
(r)Ω	SOFR + 1.020%, FRN, 5.190%, 09/10/29		722	730,913
	2.750%, 05/02/30	EUR	3,000	3,461,851
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,940	2,048,695
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,600	1,969,269
	TOTAL FINLAND			14,270,052
FRANCE — (6.6%)
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	458,149
	Ayvens SA
	3.250%, 02/19/30	EUR	3,500	4,082,512
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.500%, 07/13/26		500	503,460
			Face Amount	Value†
			(000)
FRANCE — (Continued)
(r)Ω	SOFR + 1.130%, FRN, 5.211%, 01/23/27		750	$754,984
(r)Ω	SOFR + 0.990%, FRN, 5.084%, 10/16/28		1,500	1,506,674
	4.375%, 05/02/30	EUR	900	1,093,933
BNP Paribas SA
	3.625%, 09/01/29	EUR	300	354,511
BPCE SA
	3.875%, 01/11/29	EUR	500	594,500
	0.625%, 01/15/30	EUR	800	843,942
Covivio SA
	1.625%, 06/23/30	EUR	100	108,407
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.036%, 03/11/27		3,300	3,313,085
	4.125%, 03/07/30	EUR	3,700	4,499,983
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	873,342
Elis SA
	3.750%, 03/21/30	EUR	3,000	3,563,667
Engie SA
	3.625%, 01/11/30	EUR	400	475,247
GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	360	388,007
ICADE
	1.000%, 01/19/30	EUR	1,200	1,257,937
JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,638,997
Kering SA
	3.125%, 11/27/29	EUR	4,000	4,659,932
	1.875%, 05/05/30	EUR	1,300	1,434,483
Klepierre SA
	2.000%, 05/12/29	EUR	1,000	1,121,031
Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,900	1,979,557
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	740,994
RCI Banque SA
	3.875%, 01/12/29	EUR	1,000	1,180,919
	3.375%, 07/26/29	EUR	2,700	3,137,497
	4.875%, 10/02/29	EUR	1,100	1,343,011
Suez SACA
	2.375%, 05/24/30	EUR	5,400	6,068,100
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	2,100	2,714,299
Unibail-Rodamco-Westfield SE
	1.375%, 04/15/30	EUR	1,915	2,064,143
TOTAL FRANCE				52,755,303

80

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
GERMANY — (7.7%)
	Amprion GmbH
	3.125%, 08/27/30	EUR	500	$582,379
Bayer AG
	4.250%, 08/26/29	EUR	150	181,471
	1.125%, 01/06/30	EUR	2,800	2,996,749
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	100	111,790
	Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,798,664
	BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.664%, 04/02/26		6,500	6,506,825
	Continental AG
	3.500%, 10/01/29	EUR	5,050	5,972,913
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	839,873
	Deutsche Bank AG
	4.100%, 01/13/26		1,000	999,124
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	800	940,925
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,800	4,438,556
	E.ON SE
	3.125%, 03/05/30	EUR	1,340	1,573,870
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	700	816,673
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	1,200	1,429,616
	Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	197	213,416
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,191,344
	Grand City Properties SA
	4.375%, 01/09/30	EUR	1,400	1,682,643
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	5,100	5,915,778
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,100	4,964,206
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,504,063
	Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	4.960%, 08/02/29	AUD	6,840	4,517,525
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	5.048%, 03/31/28		1,000	$1,003,450
	Sixt SE
	3.250%, 01/22/30	EUR	1,400	1,630,938
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,392,441
	Volkswagen Financial Services AG, 3M Euribor + 0.780%, FRN
(r)	2.814%, 06/10/27	EUR	4,000	4,623,918
	TOTAL GERMANY			61,829,150
IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		500	496,858
	4.625%, 09/10/29		150	151,262
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,860	2,199,438
	TOTAL IRELAND			2,847,558
ITALY — (2.3%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,943,224
	Banco BPM SpA
	3.375%, 01/21/30	EUR	3,000	3,527,311
	Eni SpA
	0.625%, 01/23/30	EUR	4,100	4,334,144
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	120	140,596
	Italgas SpA
	2.875%, 03/06/30	EUR	5,000	5,771,669
	Snam SpA
	4.000%, 11/27/29	EUR	2,100	2,535,380
	TOTAL ITALY			18,252,324
JAPAN — (4.0%)
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.430%, 09/14/26	AUD	5,500	3,611,569
(r)	3M Swap + 0.880%, FRN, 4.370%, 01/18/27	AUD	1,850	1,216,435
(r)	3M Swap + 0.750%, FRN, 4.325%, 09/06/27	AUD	1,830	1,201,620

81

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
JAPAN — (Continued)
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	1,200	$1,263,323
	MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.434%, 03/05/27	AUD	7,000	4,602,084
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	4,600	5,387,974
NTT Finance Corp.
(r)Ω	SOFR + 1.080%, FRN, 5.358%, 07/16/28		1,400	1,414,392
	0.342%, 03/03/30	EUR	600	622,960
SoftBank Group Corp.
	5.375%, 01/08/29	EUR	1,200	1,436,271
	6.750%, 07/08/29		1,000	1,027,869
	Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	4.270%, 01/20/27	AUD	800	525,209
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.441%, 07/09/29		4,800	4,848,951
(r)	SOFR + 1.050%, FRN, 5.327%, 04/15/30		3,000	3,009,717
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.257%, 09/10/27		2,050	2,070,617
	TOTAL JAPAN			32,238,991
LUXEMBOURG — (1.5%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,800	3,255,469
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,420	5,268,209
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,648,101
	TOTAL LUXEMBOURG			12,171,779
NETHERLANDS — (4.1%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	900	950,566
	4.250%, 02/21/30	EUR	3,000	3,649,606
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	4,800	5,798,033
			Face Amount	Value†
			(000)
NETHERLANDS — (Continued)
	CTP NV
	4.750%, 02/05/30	EUR	2,500	$3,056,190
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,145,196
	ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,102,515
	JDE Peet's NV
	4.125%, 01/23/30	EUR	1,010	1,212,447
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,600	5,377,890
Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	595,861
	4.220%, 04/17/30	EUR	3,700	4,500,231
	Stedin Holding NV
	0.500%, 11/14/29	EUR	500	528,713
	TOTAL NETHERLANDS			32,917,248
NEW ZEALAND — (0.5%)
Bank of New Zealand
	3.661%, 07/17/29	EUR	3,370	4,011,278
NORWAY — (0.5%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	2,411,780
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,250,381
	TOTAL NORWAY			3,662,161
PORTUGAL — (0.1%)
Ren Finance BV
	0.500%, 04/16/29	EUR	700	747,889
SPAIN — (3.7%)
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	5,000	5,773,128
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	4,600	5,473,714
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	1,900	2,229,108
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	300	367,875
	3.625%, 06/07/30	EUR	3,500	4,180,989
	Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	1,400	1,627,331
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	3,000	3,539,546
	Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	2,400	2,535,347

82

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
SPAIN — (Continued)
Werfen SA
4.250%, 05/03/30	EUR	3,700	$4,463,785
TOTAL SPAIN			30,190,823
SWEDEN — (3.3%)
Autoliv, Inc.
3.625%, 08/07/29	EUR	1,900	2,248,398
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	3,700	3,933,914
Electrolux AB
2.500%, 05/18/30	EUR	4,700	5,250,874
Heimstaden Bostad AB
3.875%, 11/05/29	EUR	2,500	2,939,183
Securitas Treasury Ireland DAC
3.875%, 02/23/30	EUR	1,481	1,763,175
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	260	275,117
Svenska Handelsbanken AB
1.375%, 02/23/29	EUR	400	442,471
Swedbank AB
2.875%, 04/30/29	EUR	800	926,265
3.250%, 09/24/29	EUR	1,060	1,243,596
(r) SOFR + 1.030%, FRN, 5.273%, 11/20/29		1,500	1,517,158
2.875%, 02/08/30	EUR	3,500	4,065,284
Tele2 AB
3.750%, 11/22/29	EUR	1,090	1,298,807
Volvo Treasury AB
3.125%, 08/26/29	EUR	240	280,194
TOTAL SWEDEN			26,184,436
SWITZERLAND — (0.9%)
Firmenich Productions Participations SAS
1.750%, 04/30/30	EUR	140	154,178
Richemont International Holding SA
1.500%, 03/26/30	EUR	130	142,557
Sika Capital BV
3.750%, 05/03/30	EUR	1,680	2,012,206
Swiss Life Finance I AG
3.250%, 08/31/29	EUR	500	585,017
UBS AG, 3M Swap + 1.450%, FRN
(r) 5.005%, 11/24/28	AUD	5,500	3,676,561
			Face Amount	Value†
			(000)
SWITZERLAND — (Continued)
UBS Group AG
	4.125%, 04/15/26		1,000	$1,000,041
TOTAL SWITZERLAND				7,570,560
UNITED KINGDOM — (5.1%)
Barclays PLC
	4.375%, 01/12/26		2,160	2,159,793
BAT International Finance PLC
	2.250%, 01/16/30	EUR	2,100	2,355,114
Cadent Finance PLC
	4.250%, 07/05/29	EUR	300	363,604
	0.625%, 03/19/30	EUR	3,463	3,614,341
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,700	1,800,260
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	766,703
GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	400	440,956
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	207,311
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,080	5,966,531
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,744,391
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	1,950	2,359,533
Nationwide Building Society
Ω	1.500%, 10/13/26		1,500	1,465,575
	3.250%, 09/05/29	EUR	800	938,301
	3.000%, 03/03/30	EUR	900	1,044,874
NatWest Markets PLC
(r)Ω	SOFR + 0.900%, FRN, 5.159%, 05/17/27		3,500	3,517,254
(r)Ω	SOFR + 0.950%, FRN, 5.078%, 03/21/28		2,200	2,211,364
	3.125%, 01/10/30	EUR	1,400	1,632,992
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	880	1,046,788
SSE PLC
	2.875%, 08/01/29	EUR	320	371,618

83

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED KINGDOM — (Continued)
Standard Chartered Bank, SOFR + 0.650%, FRN
(r)	4.753%, 10/08/26		2,100	$2,104,889
WPP Finance 2013
	3.625%, 09/12/29	EUR	1,067	1,254,373
TOTAL UNITED KINGDOM				41,366,565
UNITED STATES — (41.8%)
3M Co.
	1.750%, 05/15/30	EUR	2,780	3,050,205
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,851,663
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,870,177
	5.950%, 03/09/28		380	384,661
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,497,742
Ω	6.500%, 07/18/28		200	210,103
Ω	5.950%, 02/15/29		200	208,271
Ally Financial, Inc.
	2.200%, 11/02/28		530	494,911
Altria Group, Inc.
#	6.200%, 11/01/28		118	124,413
American Electric Power Co., Inc.
	1.000%, 11/01/25		678	678,000
American Express Co., SOFR + 0.650%, FRN
(r)	4.954%, 11/04/26		426	427,723
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		1,700	1,701,207
(r)	SOFR + 0.720%, FRN, 4.830%, 10/05/26		2,900	2,907,073
(r)	SOFR + 0.720%, FRN, 4.803%, 10/22/27		3,200	3,203,179
American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	600	708,117
American National Group, Inc.
	5.750%, 10/01/29		4,824	4,978,197
American Tower Corp.
	0.875%, 05/21/29	EUR	510	549,404
	2.900%, 01/15/30		400	377,620
	5.000%, 01/31/30		200	204,865
	3.900%, 05/16/30	EUR	400	479,402
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Amgen, Inc.
	5.250%, 03/02/30		200	$207,575
ARES Capital Corp.
	3.875%, 01/15/26		1,000	999,009
	2.875%, 06/15/28		90	85,694
	5.875%, 03/01/29		130	133,080
	5.950%, 07/15/29		500	513,083
Arrow Electronics, Inc.
	5.150%, 08/21/29		200	204,200
AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,426,901
	4.300%, 02/15/30		200	199,942
	0.800%, 03/04/30	EUR	970	1,027,119
	3.150%, 06/01/30	EUR	1,157	1,347,098
Avangrid, Inc.
	3.800%, 06/01/29		200	196,708
Aviation Capital Group LLC
	5.375%, 07/15/29		2,500	2,557,426
Ω	5.375%, 07/15/29		130	132,986
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	400	451,819
Boardwalk Pipelines LP
	5.950%, 06/01/26		1,926	1,936,236
Boeing Co.
	2.250%, 06/15/26		153	150,999
Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	600	726,507
BorgWarner, Inc.
	4.950%, 08/15/29		200	204,665
Boston Properties LP
	4.500%, 12/01/28		252	252,323
	3.400%, 06/21/29		3,800	3,655,643
BP Capital Markets BV
	3.773%, 05/12/30	EUR	1,500	1,798,693
Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,880,910
Capital One Financial Corp.
	4.500%, 01/30/26		2,500	2,499,227
	1.650%, 06/12/29	EUR	1,005	1,108,520
Cardinal Health, Inc.
	5.000%, 11/15/29		200	205,482
Cargill, Inc.
(r)Ω	SOFR + 0.610%, FRN, 4.891%, 02/11/28		7,500	7,516,501
	3.875%, 04/24/30	EUR	400	481,799
Carrier Global Corp.
	2.722%, 02/15/30		200	187,660
Caterpillar Financial Services Corp.
(r)	SOFR + 0.520%, FRN, 4.784%, 05/14/27		1,274	1,277,418

84

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 0.520%, FRN, 4.724%, 03/03/28		1,200	$1,201,507
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,624,095
Cencora, Inc.
4.850%, 12/15/29		200	204,397
Charles Schwab Corp., SOFR + 1.050%, FRN
(r) 5.254%, 03/03/27		5,324	5,363,488
Citibank NA
(r) SOFR + 0.708%, FRN, 4.992%, 08/06/26		5,238	5,251,276
(r) SOFR + 1.060%, FRN, 5.254%, 12/04/26		1,200	1,208,506
Citigroup, Inc.
1.250%, 04/10/29	EUR	1,200	1,321,800
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r) 4.777%, 11/18/27		1,300	1,300,689
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,188,014
Crown Americas LLC
5.250%, 04/01/30		810	822,448
Crown Castle, Inc.
5.600%, 06/01/29		250	259,751
4.900%, 09/01/29		250	253,586
CVS Health Corp.
3.250%, 08/15/29		250	240,363
5.125%, 02/21/30		1,860	1,910,105
Danaher Corp.
2.500%, 03/30/30	EUR	1,800	2,064,421
DCP Midstream Operating LP
5.125%, 05/15/29		400	408,739
DTE Energy Co.
3.400%, 06/15/29		92	89,156
Duke Energy Corp.
4.850%, 01/05/29		64	65,207
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,758,211
DXC Technology Co.
1.800%, 09/15/26		1,500	1,466,610
Eaton Capital ULC
0.577%, 03/08/30	EUR	210	220,726
Edison International
5.450%, 06/15/29		2,400	2,426,693
6.250%, 03/15/30		1,000	1,038,496
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,260	$1,420,433
	Energy Transfer LP
	5.200%, 04/01/30		1,800	1,855,939
	EPR Properties
	4.750%, 12/15/26		2,000	2,007,433
	Equinix, Inc.
	3.200%, 11/18/29		200	191,757
	Essex Portfolio LP
	1.700%, 03/01/28		95	89,725
	Expedia Group, Inc.
#	5.000%, 02/15/26		1,166	1,166,213
Fiserv, Inc.
	3.500%, 07/01/29		200	192,460
	1.625%, 07/01/30	EUR	2,900	3,102,151
	Flex Ltd.
	3.750%, 02/01/26		5,000	4,985,586
	FMC Corp.
	3.450%, 10/01/29		1,462	1,362,912
Ford Motor Credit Co. LLC
	4.389%, 01/08/26		1,000	999,174
	6.950%, 03/06/26		1,000	1,005,880
	4.445%, 02/14/30	EUR	1,200	1,420,981
	Fortive Corp.
	3.700%, 08/15/29	EUR	2,800	3,319,838
	GATX Corp.
	4.700%, 04/01/29		200	202,693
	General Electric Co.
	1.500%, 05/17/29	EUR	410	457,016
General Motors Financial Co., Inc.
	1.250%, 01/08/26		300	298,250
	4.000%, 07/10/30	EUR	3,600	4,306,284
	Genuine Parts Co.
	4.950%, 08/15/29		600	606,815
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,582,802
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		200	203,794
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	2,534	2,797,775
Harley-Davidson Financial Services, Inc.
	5.950%, 06/11/29		2,100	2,191,162
Ω	5.950%, 06/11/29		2,000	2,087,503
	4.000%, 03/12/30	EUR	1,600	1,892,445
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	8.000%, 06/15/27		783	813,238

85

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
HCA, Inc., SOFR + 0.870%, FRN
(r) 5.082%, 03/01/28		5,000	$5,033,573
Healthcare Realty Holdings LP
3.500%, 08/01/26		5,000	4,964,463
3.100%, 02/15/30		1,100	1,038,773
Helmerich & Payne, Inc.
4.850%, 12/01/29		1,630	1,630,419
Hewlett Packard Enterprise Co.
1.750%, 04/01/26		1,464	1,448,182
Highwoods Realty LP
3.050%, 02/15/30		3,340	3,098,740
Honeywell International, Inc.
3.375%, 03/01/30	EUR	6,200	7,309,807
Host Hotels & Resorts LP
3.375%, 12/15/29		5,000	4,755,488
HSBC USA, Inc., SOFR + 0.970%, FRN
(r) 5.174%, 06/03/28		4,500	4,531,859
Huntington Bancshares, Inc.
2.550%, 02/04/30		200	185,326
Huntsman International LLC
4.500%, 05/01/29		4,300	3,975,304
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,796,271
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	2,100	2,352,657
Intel Corp.
5.125%, 02/10/30		1,360	1,397,209
International Business Machines Corp.
2.900%, 02/10/30	EUR	5,046	5,868,102
Jabil, Inc.
3.600%, 01/15/30		130	125,633
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	2,005,979
4.000%, 04/16/29	EUR	2,500	2,954,533
John Deere Capital Corp.
(r) SOFR + 0.680%, FRN, 4.782%, 07/15/27		6,375	6,433,905
(r) SOFR + 0.500%, FRN, 4.704%, 03/06/28		1,700	1,702,160
Kellanova
0.500%, 05/20/29	EUR	800	856,764
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.038%, 03/15/27		1,500	1,502,450
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	KeyCorp
	2.550%, 10/01/29		900	$844,348
	Kilroy Realty LP
	3.050%, 02/15/30		1,000	921,661
	L3Harris Technologies, Inc.
	2.900%, 12/15/29		101	95,827
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	970,833
	Leggett & Platt, Inc.
	3.500%, 11/15/27		1,221	1,196,225
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		200	201,113
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	149,325
	Marathon Petroleum Corp.
	5.150%, 03/01/30		130	133,600
McDonald's Corp.
	2.375%, 05/31/29	EUR	300	343,561
	4.000%, 03/07/30	EUR	400	484,027
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	1,150	1,373,933
	MPLX LP
	4.800%, 02/15/29		78	79,165
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,666,507
	National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,686,066
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,000	3,510,275
	3.150%, 06/03/30	EUR	160	185,987
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.400%, FRN, 4.604%, 12/03/25		909	909,093
(r)	SOFR + 0.820%, FRN, 4.974%, 09/16/27		2,222	2,233,716
	Newell Brands, Inc.
	6.625%, 09/15/29		1,000	977,954
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.760%, FRN, 4.829%, 01/29/26		1,290	1,291,641
(r)	SOFR + 0.800%, FRN, 5.104%, 02/04/28		5,850	5,891,579
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	1,481,225
#	1.850%, 09/16/26		250	242,197

86

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Nordstrom, Inc.
	6.950%, 03/15/28		2,246	$2,324,655
Norfolk Southern Corp.
	3.800%, 08/01/28		65	64,680
NOV, Inc.
	3.600%, 12/01/29		200	193,791
ONEOK, Inc.
	5.650%, 11/01/28		55	57,016
	4.400%, 10/15/29		200	199,966
Oracle Corp., SOFR + 0.760%, FRN
(r)	4.821%, 08/03/28		710	713,466
Paramount Global
	4.200%, 06/01/29		3,700	3,623,696
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	3,180	3,651,727
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.856%, 03/06/28		8,100	8,125,340
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	571,790
Ω	6.050%, 08/01/28		22	22,953
Ω	5.350%, 03/30/29		90	92,598
Ω	5.250%, 07/01/29		510	525,053
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.899%, 04/28/28		7,000	7,048,055
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	290	346,799
PVH Corp.
	4.125%, 07/16/29	EUR	500	597,106
Radian Group, Inc.
	6.200%, 05/15/29		600	627,000
Realty Income Corp.
	4.625%, 11/01/25		159	159,000
Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,892,110
Rockies Express Pipeline LLC
Ω	4.950%, 07/15/29		1,150	1,140,116
RTX Corp.
	2.150%, 05/18/30	EUR	5,360	5,995,622
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,000	985,457
SLM Corp.
	3.125%, 11/02/26		3,000	2,947,576
	6.500%, 01/31/30		1,000	1,036,823
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27		180	180,495
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Steelcase, Inc.
	5.125%, 01/18/29		2,000	$1,955,000
Stellantis Finance U.S., Inc.
#Ω	5.750%, 03/18/30		1,700	1,743,082
Stellantis NV
	4.375%, 03/14/30	EUR	1,500	1,808,615
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		400	403,995
Ω	5.750%, 01/15/28		900	913,145
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	61,136
	2.400%, 03/15/29		93	87,732
Toyota Motor Credit Corp.
(r)	SOFR + 0.650%, FRN, 4.760%, 01/05/26		1,000	1,000,784
(r)	SOFR + 0.770%, FRN, 5.057%, 08/07/26		2,100	2,108,397
(r)	SOFR + 0.650%, FRN, 4.782%, 03/19/27		2,200	2,208,909
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,746,698
Ventas Realty LP
	4.125%, 01/15/26		2,500	2,497,865
#	3.000%, 01/15/30		200	189,468
Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	711	794,008
	1.250%, 04/08/30	EUR	2,169	2,334,216
Vornado Realty LP
	2.150%, 06/01/26		6,100	5,990,228
Warnermedia Holdings, Inc.
	4.054%, 03/15/29		2,000	1,942,080
Wells Fargo & Co.
	2.975%, 05/19/26	CAD	2,500	1,785,195
	0.625%, 03/25/30	EUR	220	231,060
Western Digital Corp.
	4.750%, 02/15/26		652	651,554
Western Union Co.
	1.350%, 03/15/26		5,000	4,943,544
Westlake Corp.
	1.625%, 07/17/29	EUR	1,727	1,897,180
Weyerhaeuser Co.
	4.000%, 11/15/29		200	197,603
Whirlpool Corp.
#	4.750%, 02/26/29		4,000	3,942,767
Williams Cos., Inc.
	4.800%, 11/15/29		92	93,639

87

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
WP Carey, Inc.
	3.850%, 07/15/29	200	$196,497
XPLR Infrastructure Operating Partners LP
Ω	3.875%, 10/15/26	1,000	985,245
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	2,500	2,493,747
TOTAL UNITED STATES			336,684,433
TOTAL BONDS			763,214,237
U.S. TREASURY OBLIGATIONS — (2.9%)
U.S. Treasury Bonds
	6.000%, 02/15/26	4,000	4,020,313
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	11,000	10,997,865
	4.875%, 05/31/26	8,000	8,047,578
TOTAL U.S. TREASURY OBLIGATIONS			23,065,756
COMMERCIAL PAPER — (1.6%)
UNITED STATES — (1.6%)
Avangrid, Inc.
Ω	4.223%, 11/21/25	4,000	3,990,587
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Duke Energy Corp.
Ω	4.224%, 11/24/25	3,450	$3,440,786
Sysco Corp.
Ω	4.185%, 12/19/25	5,600	5,568,985
TOTAL UNITED STATES			13,000,358
TOTAL COMMERCIAL PAPER (Cost $13,001,017)			13,000,358
TOTAL INVESTMENT SECURITIES (Cost $786,188,447)			799,280,351

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	490,823	5,677,348
TOTAL INVESTMENTS — (100.0%)
(Cost $791,865,795)			$804,957,699
As of October 31, 2025, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,523,522	EUR	44,658,940	UBS AG	11/03/25	$1,047,392
USD	52,870,617	EUR	44,969,154	Citibank, N.A.	11/04/25	1,036,919
USD	4,377,910	GBP	3,255,424	Citibank, N.A.	11/06/25	101,242
USD	40,411,006	AUD	61,192,915	Bank of New York Mellon	11/07/25	371,084
USD	51,738,092	EUR	44,261,865	Bank of New York Mellon	11/10/25	702,424
USD	4,304,516	CAD	5,994,706	Citibank, N.A.	11/10/25	28,847
USD	53,868,140	EUR	46,233,155	Citibank, N.A.	11/12/25	553,496
USD	54,901,919	EUR	47,185,808	Citibank, N.A.	11/13/25	485,638
USD	5,310,134	CAD	7,320,524	Citibank, N.A.	11/14/25	87,768
USD	53,963,003	EUR	46,324,946	Bank of New York Mellon	11/17/25	527,447
USD	54,175,775	EUR	45,666,114	HSBC Bank	11/21/25	1,488,293
EUR	5,060,432	USD	5,836,803	HSBC Bank	11/21/25	1,693
USD	50,116,019	EUR	43,163,613	Australia and New Zealand Bank	11/26/25	301,760
USD	51,930,920	EUR	44,658,940	Royal Bank of Canada	12/03/25	370,571
USD	52,131,504	EUR	44,969,154	UBS AG	12/04/25	210,071
Total Appreciation						$7,314,645

88

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	44,658,940	USD	51,842,777	Royal Bank of Canada	11/03/25	$(366,647)
EUR	44,969,154	USD	52,043,701	UBS AG	11/04/25	(210,003)
GBP	3,255,424	USD	4,289,583	Citibank, N.A.	11/06/25	(12,915)
EUR	9,703,242	USD	11,230,941	UBS AG	11/17/25	(38,308)
Total (Depreciation)						$(627,873)
Total Appreciation (Depreciation)						$6,686,772
As of October 31, 2025, the value of Rule 144A securities amounted to $86,447,459 or 10.3% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$763,214,237	—	$763,214,237
U.S. Treasury Obligations	—	23,065,756	—	23,065,756
Commercial Paper	—	13,000,358	—	13,000,358
Securities Lending Collateral	—	5,677,348	—	5,677,348
Total Investments in Securities	—	$804,957,699	—	$804,957,699
Financial Instruments
Assets
Forward Currency Contracts**	—	7,314,645	—	7,314,645
Liabilities
Forward Currency Contracts**	—	(627,873)	—	(627,873)
Total Financial Instruments	—	$6,686,772	—	$6,686,772
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
89

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$66,398
Government National Mortgage Association, TBA
	6.000%, 11/01/55 TBA		34,759	35,374,292
Uniform Mortgage-Backed Security, TBA
	2.000%, 11/01/55 TBA		78,222	63,418,289
	2.500%, 11/01/55 TBA		73,382	62,291,518
	3.000%, 11/01/55 TBA		8,847	7,837,889
	6.000%, 11/01/55 TBA		57,240	58,531,161
	6.500%, 11/01/55 TBA		37,901	39,245,907
TOTAL AGENCY OBLIGATIONS				266,765,454
BONDS — (86.0%)
AUSTRALIA — (6.3%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,749,033
	2.000%, 07/15/30	EUR	1,367	1,507,089
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 4.816%, 03/18/26		6,900	6,909,283
(r)Ω	SOFR + 0.620%, FRN, 4.876%, 06/18/28		4,800	4,820,827
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		3,000	3,033,900
(r)	SOFR + 0.850%, FRN, 5.113%, 12/16/29		1,850	1,870,905
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	1,085,326
	3.125%, 04/29/33	EUR	3,000	3,421,176
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
#(r)	SOFR + 0.640%, FRN, 4.905%, 03/14/28		3,136	$3,150,890
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	3,780	2,497,541
#(r)Ω	SOFR + 0.780%, FRN, 5.049%, 10/01/30		7,200	7,246,634
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		800	796,806
Ω	5.875%, 04/15/30		350	361,111
Ω	4.375%, 04/01/31		1,176	1,138,217
Ω	6.125%, 04/15/32		1,600	1,669,566
Glencore Funding LLC
Ω	2.500%, 09/01/30		510	466,482
Ω	2.850%, 04/27/31		1,880	1,726,130
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.888%, 06/11/27		5,000	5,011,420
(r)	3M Swap + 0.700%, FRN, 4.190%, 10/18/27	AUD	7,400	4,858,040
(r)Ω	SOFR + 0.600%, FRN, 4.892%, 10/26/27		2,280	2,294,774
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	1,040	689,536
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 06/13/28		2,900	2,915,019
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	8,190,630
	2.000%, 03/08/33	AUD	8,000	4,412,494
	1.750%, 03/20/34	AUD	22,200	11,556,164
	4.250%, 02/20/36	AUD	4,900	3,029,544
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,257,360
	1.750%, 07/20/34	AUD	34,000	17,452,588
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	16,434,945

90

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,800	$6,958,323
	2.250%, 09/15/33	AUD	6,000	3,305,524
	2.250%, 11/20/34	AUD	41,200	21,827,211
	2.000%, 09/17/35	AUD	21,100	10,619,091
	2.000%, 11/20/37	AUD	12,000	5,581,545
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	8,153,988
Westpac Banking Corp.
(r)	SOFR + 0.810%, FRN, 5.096%, 04/16/29		3,000	3,025,096
(r)	3M Swap + 0.880%, FRN, 4.492%, 05/14/29	AUD	8,400	5,535,637
(r)	SOFR + 0.820%, FRN, 5.089%, 07/01/30		2,000	2,018,832
	TOTAL AUSTRALIA			192,578,677
BELGIUM — (0.3%)
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	300	310,348
	Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	7,800	8,945,276
	TOTAL BELGIUM			9,255,624
CANADA — (14.8%)
	Bank of Nova Scotia
	2.450%, 02/02/32		10,891	9,713,494
	Canada Housing Trust No. 1
Ω	1.950%, 12/15/25	CAD	6,000	4,276,040
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,784,492
	CDP Financial, Inc.
	2.750%, 02/13/32	EUR	18,020	20,625,121
	City of Montreal
	3.150%, 12/01/36	CAD	10,000	6,586,004
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	1,100	820,928
	1.500%, 03/04/33	EUR	9,500	9,924,377
	4.750%, 06/02/33	CAD	17,400	13,585,287
	4.300%, 06/02/34	CAD	9,500	7,177,409
	Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	530,382
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	$2,095,652
Methanex Corp.
# 5.250%, 12/15/29		3,260	3,250,512
OMERS Finance Trust
3.250%, 01/28/35	EUR	10,000	11,520,342
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	3,252	3,514,590
Province of Alberta
3.950%, 06/01/35	CAD	21,800	15,964,026
Province of British Columbia
6.500%, 01/15/26		93	93,383
3.200%, 06/18/32	CAD	10,000	7,144,843
4.150%, 06/18/34	CAD	34,700	25,928,697
4.000%, 06/18/35	CAD	35,300	25,839,686
4.700%, 06/18/37	CAD	8,000	6,129,920
3.500%, 05/29/40	EUR	6,000	6,821,205
Province of Manitoba
3.900%, 12/02/32	CAD	12,200	9,038,986
3.800%, 06/02/33	CAD	14,100	10,342,848
4.250%, 06/02/34	CAD	21,000	15,774,967
3.700%, 06/02/35	CAD	17,000	12,147,446
Province of Nova Scotia
3.850%, 06/01/35	CAD	19,000	13,737,357
Province of Ontario
3.750%, 06/02/32	CAD	15,000	11,070,194
3.650%, 06/02/33	CAD	21,000	15,298,385
4.150%, 06/02/34	CAD	29,200	21,861,432
3.600%, 06/02/35	CAD	14,300	10,167,983
Province of Quebec
3.250%, 09/01/32	CAD	9,550	6,823,189
3.000%, 01/24/33	EUR	7,800	9,014,294
3.600%, 09/01/33	CAD	5,000	3,616,734
3.125%, 03/27/34	EUR	3,500	4,044,138
4.450%, 09/01/34	CAD	30,000	22,840,469
3.250%, 05/22/35	EUR	9,000	10,411,008
5.100%, 06/04/35	AUD	8,500	5,554,542
5.750%, 12/01/36	CAD	6,000	5,001,020
5.000%, 12/01/38	CAD	6,000	4,693,351
Province of Saskatchewan
3.300%, 05/08/34	EUR	5,000	5,832,969
3.800%, 06/02/35	CAD	30,800	22,276,884
PSP Capital, Inc.
3.250%, 07/02/34	EUR	10,000	11,618,008
Rogers Communications, Inc.
7.500%, 08/15/38		4,000	4,657,508
Royal Bank of Canada
3.875%, 05/04/32		3,600	3,506,524
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,790,834
6.800%, 05/15/38		2,028	2,239,746

91

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	$14,614,270
	3.200%, 03/10/32		600	558,547
	3.129%, 08/03/32	EUR	2,000	2,294,866
TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,035,791
	6.100%, 06/01/40		1,000	1,056,955
	TOTAL CANADA			452,247,635
DENMARK — (0.4%)
	DSV Finance BV
	3.375%, 11/06/32	EUR	4,037	4,698,871
	Kommunekredit
Δ	0.000%, 11/17/29	EUR	300	313,682
Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	4,500	5,198,231
	3.625%, 05/27/37	EUR	2,000	2,326,294
	TOTAL DENMARK			12,537,078
FINLAND — (0.3%)
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	3,262	3,374,176
Nokia OYJ
	4.375%, 06/12/27		350	349,287
	6.625%, 05/15/39		682	737,753
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	805	840,135
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	2,750	2,904,078
	TOTAL FINLAND			8,205,429
FRANCE — (7.3%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	3,900	4,551,811
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	9,000	8,811,568
	0.500%, 05/31/35	EUR	1,000	874,363
Agence France Locale
	3.000%, 08/20/32	EUR	16,200	18,502,979
	3.125%, 03/20/33	EUR	7,800	8,890,736
	3.125%, 03/20/34	EUR	2,300	2,601,474
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	5,134,136
	0.750%, 01/17/30	EUR	1,200	1,265,264
	1.250%, 06/03/30	EUR	1,700	1,811,629
	0.625%, 02/21/31	EUR	9,900	9,995,721
	1.125%, 01/19/32	EUR	2,700	2,734,880
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
BNP Paribas SA
2.100%, 04/07/32	EUR	1,500	$1,603,388
BPCE SA
2.375%, 04/26/32	EUR	1,400	1,542,417
Bpifrance SACA
3.375%, 05/25/34	EUR	2,500	2,876,178
Caisse d'Amortissement de la Dette Sociale
2.750%, 11/25/32	EUR	5,000	5,661,590
Caisse des Depots et Consignations
3.125%, 05/25/33	EUR	6,700	7,697,459
3.125%, 05/25/35	EUR	7,000	7,869,739
Caisse Francaise de Financement Local SA
3.125%, 07/20/33	EUR	31,300	36,169,775
Credit Agricole SA
4.000%, 01/18/33	EUR	7,500	9,078,669
Electricite de France SA
5.875%, 07/18/31	GBP	3,200	4,418,489
6.125%, 06/02/34	GBP	1,500	2,057,444
French Republic Government Bonds OAT
1.250%, 05/25/38	EUR	27,250	23,817,358
Ile-de-France Mobilites
3.700%, 06/14/38	EUR	6,000	6,783,679
LVMH Moet Hennessy Louis Vuitton SE
3.375%, 02/05/30	EUR	100	119,002
3.000%, 03/07/32	EUR	1,500	1,743,432
3.125%, 11/07/32	EUR	2,100	2,456,052
3.500%, 09/07/33	EUR	5,200	6,199,948
Regie Autonome des Transports Parisiens EPIC
1.875%, 05/25/32	EUR	7,000	7,454,274
SFIL SA
1.500%, 03/05/32	EUR	1,300	1,361,393
3.000%, 06/23/32	EUR	10,300	11,759,936
SNCF Reseau
1.875%, 03/30/34	EUR	5,400	5,505,772
Societe Generale SA
4.250%, 11/16/32	EUR	1,000	1,231,909
Societe Nationale SNCF SACA
3.125%, 05/25/34	EUR	2,000	2,256,561
UNEDIC ASSEO
0.500%, 05/25/36	EUR	1,300	1,103,550
Unibail-Rodamco-Westfield SE
1.875%, 01/15/31	EUR	500	541,077

92

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Vinci SA
	3.375%, 10/17/32	EUR	5,000	$5,819,639
TOTAL FRANCE				222,303,291
GERMANY — (2.5%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	10,058,257
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	1,006,113
Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		877	886,558
Ω	4.625%, 06/25/38		5,000	4,524,861
Ω	3.600%, 07/15/42		3,000	2,170,166
BMW International Investment BV
	3.500%, 01/22/33	EUR	600	702,318
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	618,892
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	112,047
	1.625%, 08/16/33	EUR	2,600	2,731,328
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	119,983
	3.875%, 09/28/33	EUR	4,800	5,821,485
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,062,417
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,506,937
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	3,249,987
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	7,176,804
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	193,423
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	159,022
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	15,500	18,061,235
	3.375%, 02/22/37	EUR	1,800	2,067,589
Ω	2.875%, 03/11/41		1,000	763,396
State of Lower Saxony
	0.125%, 01/10/30	EUR	286	299,536
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	$5,321,881
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,804,329
TOTAL GERMANY				76,418,564
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		19,800	18,952,355
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,608,919
	3.850%, 10/29/41		1,000	826,374
TOTAL IRELAND				4,435,293
ITALY — (1.3%)
Enel Finance International NV
Ω	6.000%, 10/07/39		2,800	2,959,961
Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	3,850	4,673,837
	1.350%, 02/24/31	EUR	1,400	1,479,959
	5.625%, 03/08/33	EUR	500	657,557
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,247,463
	4.000%, 02/01/37	EUR	6,000	7,281,509
Snam SpA
	0.625%, 06/30/31	EUR	7,000	7,123,051
Telecom Italia Capital SA
	7.200%, 07/18/36		1,000	1,089,280
	7.721%, 06/04/38		1,000	1,118,082
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,889,321
TOTAL ITALY				39,520,020
JAPAN — (5.5%)
Japan Government Ten Year Bonds
	0.400%, 06/20/33	JPY	2,340,000	14,029,523
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	860,000	5,962,856
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	9,716,664
	1.400%, 09/20/34	JPY	2,700,000	17,278,528

93

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	1.200%, 09/20/35	JPY	3,550,000	$22,074,453
	0.400%, 03/20/36	JPY	4,630,000	26,311,775
	0.600%, 09/20/37	JPY	2,200,000	12,339,615
	0.600%, 12/20/37	JPY	2,915,000	16,248,226
	0.500%, 12/20/41	JPY	2,268,000	11,126,901
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		4,600	4,294,655
	3.556%, 06/15/32	EUR	4,069	4,806,599
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	971,706
	0.693%, 10/07/30	EUR	1,620	1,677,812
	2.096%, 04/08/32	EUR	2,850	3,082,758
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,908,869
	Nomura Holdings, Inc.
	3.103%, 01/16/30		4,478	4,238,259
	ORIX Corp.
	3.447%, 10/22/31	EUR	7,550	8,750,324
	Sumitomo Mitsui Financial Group, Inc.
	2.750%, 01/15/30		390	366,605
	TOTAL JAPAN			169,186,128
LUXEMBOURG — (0.4%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	59,466
	2.625%, 05/07/30	EUR	600	696,178
	1.250%, 05/24/33	EUR	5,700	5,881,759
	JAB Holdings BV
	1.000%, 07/14/31	EUR	800	824,875
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	5,087,285
	1.625%, 06/17/32	EUR	1,000	1,035,053
	TOTAL LUXEMBOURG			13,584,616
NETHERLANDS — (2.1%)
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,709,077
	0.010%, 10/05/32	EUR	4,463	4,264,883
	0.125%, 04/19/33	EUR	3,200	3,031,944
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 5.010%, 10/05/26		1,340	1,346,984
(r)	SOFR + 0.600%, FRN, 4.687%, 01/21/28		500	500,642
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.890%, FRN, 4.983%, 10/17/29		5,100	$5,133,654
	5.250%, 05/24/41		255	257,576
Enexis Holding NV
	0.625%, 06/17/32	EUR	13,140	12,956,673
	3.250%, 04/09/33	EUR	27,976	32,623,664
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,821,927
TOTAL NETHERLANDS				63,647,024
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	3,200	1,871,010
	2.750%, 04/15/37	NZD	27,300	13,448,565
TOTAL NEW ZEALAND				15,319,575
NORWAY — (0.6%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,047,971
Ω	5.125%, 10/01/34		2,966	2,914,671
Equinor ASA
	1.375%, 05/22/32	EUR	9,200	9,570,254
	1.625%, 11/09/36	EUR	4,500	4,274,661
TOTAL NORWAY				17,807,557
SPAIN — (0.4%)
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	340,112
Naturgy Finance Iberia SA
	3.625%, 10/02/34	EUR	4,600	5,309,424
Telefonica Emisiones SA
	7.045%, 06/20/36		4,530	5,107,245
TOTAL SPAIN				10,756,781
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.8%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	100	103,231
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		1,200	1,201,150

94

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.300%, FRN, 4.559%, 02/16/29		2,100	$2,098,044
European Investment Bank
	4.000%, 04/15/30	EUR	300	369,402
European Union
	1.625%, 12/04/29	EUR	300	335,982
	2.750%, 12/13/32	EUR	5,300	6,106,773
	3.250%, 07/04/34	EUR	8,000	9,459,633
	0.250%, 04/22/36	EUR	6,400	5,499,480
	3.375%, 10/04/39	EUR	7,600	8,696,638
Inter-American Development Bank
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		3,432	3,432,733
(r)	SOFR + 0.390%, FRN, 4.560%, 03/13/30		11,100	11,089,430
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,676,473
	1.500%, 04/15/35	AUD	10,100	4,940,132
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				55,009,101
SWEDEN — (0.1%)
Investor AB
	0.375%, 10/29/35	EUR	1,000	860,764
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	2,000	2,378,027
TOTAL SWEDEN				3,238,791
SWITZERLAND — (0.7%)
Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	3,500	4,032,907
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	18,158,102
	0.625%, 02/24/33	EUR	200	190,721
TOTAL SWITZERLAND				22,381,730
UNITED KINGDOM — (3.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	266,118
Ω	5.500%, 08/11/32		1,000	1,031,095
Ω	5.950%, 10/15/33		5,000	5,281,431
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	8,692,917
BAT Capital Corp.
	2.726%, 03/25/31		2,600	2,380,518
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
BAT International Finance PLC
	3.125%, 03/06/29	EUR	1,400	$1,629,330
	2.250%, 01/16/30	EUR	6,500	7,289,640
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,994,605
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,500	1,815,708
	CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	2,082,792
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,833,467
	HSBC Holdings PLC
	4.950%, 03/31/30		1,600	1,640,003
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	2,000	2,302,486
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,715,302
	4.275%, 01/16/35	EUR	500	605,951
	Segro PLC
	3.500%, 09/24/32	EUR	1,900	2,197,625
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,489,581
U.K. Gilts
	1.000%, 01/31/32	GBP	7,500	8,222,780
	4.500%, 03/07/35	GBP	9,000	11,901,443
	0.625%, 07/31/35	GBP	21,000	19,398,704
	TOTAL UNITED KINGDOM			93,771,496
UNITED STATES — (36.9%)
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,400	3,765,931
	Abbott Laboratories
	5.300%, 05/27/40		500	519,320
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		700	641,847
	3.500%, 03/15/32		2,600	2,252,274
	Aetna, Inc.
	6.750%, 12/15/37		700	775,780
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,655,849
	Aircastle Ltd.
	4.250%, 06/15/26		500	499,677
	Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,851,503
Alphabet, Inc.
	3.000%, 05/06/33	EUR	10,789	12,495,378

95

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.900%, 08/15/40		250	$170,767
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,728,131
	5.800%, 02/14/39		3,000	3,089,602
	3.400%, 02/04/41		2,000	1,541,632
	4.500%, 05/02/43		1,000	857,703
Amazon.com, Inc.
	2.875%, 05/12/41		6,000	4,591,381
American Assets Trust LP
	6.150%, 10/01/34		5,000	5,088,431
American Honda Finance Corp.
	3.950%, 03/19/32	EUR	2,800	3,332,294
American National Group, Inc.
Ω	6.144%, 06/13/32		5,000	5,229,687
American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	1,077,263
	0.950%, 10/05/30	EUR	2,000	2,094,640
	1.000%, 01/15/32	EUR	3,247	3,277,657
	4.050%, 03/15/32		2,325	2,253,594
Amgen, Inc.
	3.150%, 02/21/40		2,000	1,579,849
	4.950%, 10/01/41		1,500	1,421,262
APA Corp.
#	6.000%, 01/15/37		500	496,130
	4.750%, 04/15/43		4,828	3,778,819
Apple, Inc.
	3.000%, 06/20/27		64	63,236
	2.375%, 02/08/41		5,000	3,593,403
	3.850%, 05/04/43		1,000	852,811
	3.450%, 02/09/45		1,000	791,126
	4.375%, 05/13/45		1,000	901,822
ARES Capital Corp.
	3.200%, 11/15/31		3,700	3,274,347
#	5.800%, 03/08/32		1,000	1,011,343
Arizona Public Service Co.
	2.200%, 12/15/31		500	438,876
	5.050%, 09/01/41		700	667,845
Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,759,035
Assurant, Inc.
	2.650%, 01/15/32		4,450	3,913,110
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,463	1,673,630
	3.550%, 12/17/32	EUR	1,500	1,756,602
	2.550%, 12/01/33		181	153,728
	4.850%, 03/01/39		1,700	1,627,180
	4.300%, 12/15/42		3,500	2,994,348
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,379,454
	3.850%, 03/01/32		8,000	7,467,260
Avnet, Inc.
	4.625%, 04/15/26		65	64,982
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.000%, 05/15/31		555	$501,949
	Ball Corp.
	2.875%, 08/15/30		5,865	5,362,346
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,425,507
	Belo Corp.
	7.250%, 09/15/27		1,000	1,041,385
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	88,535
	2.000%, 03/18/34	EUR	6,500	6,839,588
	2.375%, 06/19/39	GBP	15,000	14,031,836
	4.300%, 05/15/43		3,300	2,969,252
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	12,447,947
	0.437%, 04/15/31	JPY	2,050,000	12,192,468
	0.472%, 01/23/32	JPY	1,100,000	6,403,752
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,175,626
	Blackrock, Inc.
	4.750%, 05/25/33		5,000	5,106,207
	Block, Inc.
#	3.500%, 06/01/31		9,932	9,247,568
	Blue Owl Finance LLC
	6.250%, 04/18/34		3,200	3,320,644
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,570,154
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,350,905
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,641,224
	Boston Properties LP
	2.450%, 10/01/33		3,000	2,464,004
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	4,000	4,529,561
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	764,949
Broadcom, Inc.
	3.419%, 04/15/33		1,000	932,477
Ω	3.137%, 11/15/35		205	177,676
	3.500%, 02/15/41		14,600	12,071,379
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,759,893
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,346,969
	4.400%, 09/15/32		10,000	9,501,411
	Buckeye Partners LP
	3.950%, 12/01/26		87	86,243
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	8,515	9,392,084
	Carrier Global Corp.
	3.625%, 01/15/37	EUR	3,000	3,407,823

96

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	$1,831,754
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	2,098,222
CF Industries, Inc.
	4.950%, 06/01/43		2,500	2,290,230
	5.375%, 03/15/44		2,000	1,923,279
Chemours Co.
	5.375%, 05/15/27		1,600	1,593,718
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.698%, 02/26/28		1,900	1,905,409
(r)	SOFR + 0.570%, FRN, 4.839%, 08/13/28		7,224	7,251,201
	5.250%, 11/15/43		5,300	5,366,145
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	672,010
Cigna Group
	4.800%, 08/15/38		1,636	1,557,038
CMS Energy Corp.
	3.600%, 11/15/25		37	36,965
	3.000%, 05/15/26		58	57,617
CNO Financial Group, Inc.
	5.250%, 05/30/29		1,460	1,483,431
Comcast Corp.
	0.750%, 02/20/32	EUR	700	697,089
Conagra Brands, Inc.
	5.300%, 11/01/38		8,000	7,697,824
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,639,553
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,089,129
Ω	2.875%, 04/01/32		3,000	2,619,644
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,814,095
	2.900%, 12/01/33		2,875	2,453,517
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	7,532,154
Ω	8.375%, 03/01/39		2,225	2,657,082
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,172,604
CVS Health Corp.
	6.125%, 09/15/39		8,249	8,623,963
	4.125%, 04/01/40		2,425	2,075,325
	6.000%, 06/01/44		1,000	1,012,869
Dell, Inc.
	6.500%, 04/15/38		3,500	3,821,321
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		5,000	$4,636,526
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,152,939
	4.750%, 05/15/42		1,000	867,541
	Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32		9,700	8,905,170
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,092,954
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,397,375
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,924,719
	4.250%, 10/01/34		1,055	970,577
	DPL LLC
	4.350%, 04/15/29		5,029	4,939,286
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,804,706
	3.300%, 06/15/41		1,250	969,169
	Eastman Chemical Co.
	4.650%, 10/15/44		5,000	4,291,834
	Enbridge Energy Partners LP
	5.500%, 09/15/40		234	234,488
Energy Transfer LP
	5.800%, 06/15/38		369	376,582
	6.500%, 02/01/42		8,000	8,427,279
EPR Properties
	4.950%, 04/15/28		1,500	1,513,999
	3.600%, 11/15/31		6,000	5,536,462
	EQT Corp.
	4.750%, 01/15/31		3,500	3,503,213
	Equifax, Inc.
	3.250%, 06/01/26		900	894,443
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	46,840	46,986,664
	1.408%, 06/26/39	EUR	8,000	6,828,228
	2.995%, 08/16/39		200	160,532
	F&G Annuities & Life, Inc.
	6.250%, 10/04/34		4,600	4,675,709
FedEx Corp.
Ω	0.950%, 05/04/33	EUR	3,900	3,690,330
	4.900%, 01/15/34		600	597,599
	4.100%, 04/15/43		3,000	2,419,650
	Fidelity National Financial, Inc.
	2.450%, 03/15/31		2,350	2,080,834
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,295,235
	2.950%, 05/21/39	EUR	1,000	1,027,696
	3.100%, 03/01/41		39	29,129
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	11,017,983

97

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.000%, 07/01/31	GBP	2,000	$2,371,839
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,100	1,033,209
Flex Ltd.
	4.875%, 06/15/29		549	555,873
	4.875%, 05/12/30		9,950	10,073,959
Flowserve Corp.
	3.500%, 10/01/30		300	285,719
	2.800%, 01/15/32		13,636	12,130,012
	FMC Corp.
#	5.650%, 05/18/33		1,500	1,433,507
Ford Motor Co.
	3.250%, 02/12/32		1,000	872,060
	4.750%, 01/15/43		1,000	804,740
Ford Motor Credit Co. LLC
	5.113%, 05/03/29		301	299,754
	4.000%, 11/13/30		613	575,113
	3.625%, 06/17/31		1,000	907,210
	6.500%, 02/07/35		7,000	7,244,656
	Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	477,250
	Fox Corp.
	5.476%, 01/25/39		10,014	10,068,627
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43		5,000	4,850,545
	GATX Corp.
	3.500%, 06/01/32		316	293,103
	General Mills, Inc.
	3.850%, 04/23/34	EUR	2,700	3,174,952
	General Motors Co.
	5.150%, 04/01/38		1,000	965,622
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	959,178
	2.700%, 06/10/31		2,500	2,250,631
	3.100%, 01/12/32		1,000	905,971
	Global Payments, Inc.
	2.900%, 05/15/30		2,400	2,214,607
	GLP Capital LP/GLP Financing II, Inc.
	3.250%, 01/15/32		500	448,791
	Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	6,375,749
	Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,718,657
	Graphic Packaging International LLC
Ω	3.750%, 02/01/30		4,540	4,264,638
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Hasbro, Inc.
	6.350%, 03/15/40		1,350	$1,423,329
	5.100%, 05/15/44		1,000	891,526
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		9,400	8,668,135
HCA, Inc.
	7.500%, 11/06/33		273	315,936
	4.375%, 03/15/42		2,600	2,242,889
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,393,408
	Helmerich & Payne, Inc.
#	5.500%, 12/01/34		5,000	4,924,789
	Hess Corp.
	5.600%, 02/15/41		2,500	2,615,489
	Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	542,790
HP, Inc.
	5.500%, 01/15/33		2,000	2,062,159
#	6.000%, 09/15/41		10,400	10,656,669
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,391,324
#	5.700%, 10/15/34		5,000	4,363,096
Intel Corp.
	4.600%, 03/25/40		1,200	1,085,867
	2.800%, 08/12/41		1,657	1,166,267
	5.625%, 02/10/43		11,900	11,742,741
	International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	4,980,407
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	528,152
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	865,859
	2.700%, 01/15/34		2,100	1,787,507
	Jabil, Inc.
	3.600%, 01/15/30		296	286,057
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,514,545
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	787,840
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,170
	2.625%, 10/15/31		1,200	1,054,343
	2.750%, 10/15/32		3,200	2,765,628
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	4.994%, 06/08/26		5,000	5,016,041

98

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Johnson & Johnson
2.450%, 03/01/26		38	$37,816
2.950%, 03/03/27		100	98,988
3.050%, 02/26/33	EUR	2,300	2,693,728
2.100%, 09/01/40		250	177,375
JPMorgan Chase & Co.
5.600%, 07/15/41		6,700	7,034,934
Juniper Networks, Inc.
3.750%, 08/15/29		2,600	2,539,228
2.000%, 12/10/30		750	659,160
KB Home
4.000%, 06/15/31		2,315	2,185,641
Kemper Corp.
2.400%, 09/30/30		4,800	4,278,093
3.800%, 02/23/32		3,500	3,234,736
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,717,489
2.650%, 11/15/33		2,000	1,633,939
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		4,500	5,079,610
5.000%, 08/15/42		1,000	924,495
5.000%, 03/01/43		6,900	6,363,762
Kroger Co.
6.900%, 04/15/38		1,500	1,718,588
Kyndryl Holdings, Inc.
4.100%, 10/15/41		15,500	12,454,825
Las Vegas Sands Corp.
3.900%, 08/08/29		1,721	1,670,803
6.200%, 08/15/34		4,500	4,725,238
Liberty Mutual Group, Inc.
4.625%, 12/02/30	EUR	2,000	2,466,175
Lincoln National Corp.
6.300%, 10/09/37		3,550	3,816,834
7.000%, 06/15/40		800	906,107
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	6,783,815
Markel Group, Inc.
3.350%, 09/17/29		4,300	4,137,132
Marriott International, Inc.
4.000%, 04/15/28		5,901	5,886,391
5.500%, 04/15/37		2,000	2,053,514
Merck & Co., Inc.
2.350%, 06/24/40		250	180,955
Meta Platforms, Inc.
4.950%, 05/15/33		7,770	7,977,910
4.750%, 08/15/34		259	260,202
MetLife, Inc.
6.500%, 12/15/32		281	317,464
MGM Resorts International
4.625%, 09/01/26		2,693	2,689,077
Micron Technology, Inc.
2.703%, 04/15/32		500	446,439
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.366%, 11/01/41		1,500	$1,158,737
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	461,211
Ω	3.875%, 05/15/32		7,850	7,077,892
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,292,492
Morgan Stanley
	6.375%, 07/24/42		2,027	2,286,671
MPLX LP
	4.500%, 04/15/38		3,500	3,173,416
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	957,925
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,460,815
Nestle Finance International Ltd.
	5.125%, 12/07/38	GBP	631	826,513
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,961,600
NIKE, Inc.
	3.250%, 03/27/40		6,277	5,101,408
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	731,420
Nordstrom, Inc.
	4.000%, 03/15/27		500	489,810
#	4.375%, 04/01/30		2,300	2,175,141
	4.250%, 08/01/31		3,300	3,004,778
Novartis Capital Corp.
	3.700%, 09/21/42		200	166,445
	4.400%, 05/06/44		1,000	907,596
Nucor Corp.
	3.125%, 04/01/32		2,300	2,128,525
NuStar Logistics LP
	5.625%, 04/28/27		432	435,679
NVIDIA Corp.
	3.500%, 04/01/40		500	429,556
OneMain Finance Corp.
	7.125%, 03/15/26		1,742	1,753,363
ONEOK, Inc.
	6.350%, 01/15/31		1,200	1,284,459
Oracle Corp.
	3.800%, 11/15/37		2,000	1,691,957
	6.125%, 07/08/39		1,400	1,442,621
	3.600%, 04/01/40		3,000	2,349,386
	5.375%, 07/15/40		1,100	1,048,194
	3.650%, 03/25/41		9,000	6,989,159
Owens Corning
	3.500%, 02/15/30		9,200	8,879,948

99

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Paramount Global
	7.875%, 07/30/30		1,513	$1,674,930
	4.950%, 01/15/31		500	490,291
#	4.200%, 05/19/32		3,000	2,775,105
	5.500%, 05/15/33		400	393,113
	6.875%, 04/30/36		2,000	2,103,308
	5.850%, 09/01/43		3,000	2,695,842
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	4,700	4,767,952
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,834,603
	2.750%, 04/01/32		4,600	3,918,859
Plains All American Pipeline LP/PAA Finance Corp.
	6.700%, 05/15/36		800	869,490
	6.650%, 01/15/37		1,700	1,847,135
	4.300%, 01/31/43		534	437,060
	PPG Industries, Inc.
	3.250%, 03/04/32	EUR	2,311	2,655,908
	Principal Financial Group, Inc.
	6.050%, 10/15/36		500	543,419
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,493,796
	0.500%, 02/16/32	EUR	11,500	11,240,990
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	663,824
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	9,414,721
	PulteGroup, Inc.
	6.000%, 02/15/35		800	862,128
	Rayonier LP
	2.750%, 05/17/31		3,185	2,865,476
	Realty Income Corp.
	5.875%, 03/15/35		156	166,337
	Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	1,084,467
Royalty Pharma PLC
	2.150%, 09/02/31		1,100	959,185
	3.300%, 09/02/40		2,900	2,245,569
RTX Corp.
	4.450%, 11/16/38		1,000	943,772
	4.500%, 06/01/42		3,000	2,726,911
Sabra Health Care LP
	3.900%, 10/15/29		6,730	6,540,660
	3.200%, 12/01/31		3,658	3,320,364
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		900	$875,546
Ω	4.125%, 01/15/31		9,500	8,947,341
Ω	5.750%, 12/01/34		2,800	2,862,056
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,576,731
Ω	6.875%, 07/15/33		8,692	9,463,850
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,605,685
Sempra
	3.800%, 02/01/38		1,253	1,075,734
	6.000%, 10/15/39		2,000	2,089,404
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,821,484
Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,000	1,817,423
	4.375%, 05/11/45		2,375	2,082,047
Shell International Finance BV
	1.875%, 04/07/32	EUR	6,800	7,357,923
	1.250%, 11/11/32	EUR	8,560	8,716,631
	5.500%, 03/25/40		5,800	6,009,584
	3.625%, 08/21/42		12,200	9,931,771
Simon Property Group LP
	2.650%, 07/15/30		6,864	6,407,898
	2.250%, 01/15/32		100	87,760
Spectra Energy Partners LP
	4.500%, 03/15/45		2,000	1,732,865
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.694%, 11/25/26		4,000	4,015,069
Steelcase, Inc.
	5.125%, 01/18/29		542	529,805
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	694,995
#Ω	6.450%, 03/18/35		3,000	3,114,125
Store Capital LLC
	4.625%, 03/15/29		200	198,773
Tanger Properties LP
	2.750%, 09/01/31		1,000	898,468
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,626,884
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,428,165
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	100,999
Ω	5.750%, 01/15/28		4,500	4,565,722
Ω	5.125%, 08/01/30		650	649,143

100

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
TC PipeLines LP
3.900%, 05/25/27		2,000	$1,989,902
Timken Co.
4.125%, 04/01/32		600	575,297
T-Mobile USA, Inc.
6.700%, 12/15/33		800	894,885
4.375%, 04/15/40		6,700	6,019,415
Under Armour, Inc.
3.250%, 06/15/26		6,250	6,188,015
UnitedHealth Group, Inc.
3.500%, 08/15/39		5,300	4,431,006
2.750%, 05/15/40		1,000	748,085
Unum Group
3.875%, 11/05/25		23	22,999
5.750%, 08/15/42		125	124,725
Verizon Communications, Inc.
4.750%, 02/17/34	GBP	1,500	1,925,829
3.400%, 03/22/41		2,000	1,571,272
VF Corp.
# 2.950%, 04/23/30		2,166	1,904,238
Viatris, Inc.
3.850%, 06/22/40		12,500	9,522,612
Visa, Inc.
3.125%, 05/15/33	EUR	26,900	31,324,626
Vontier Corp.
2.950%, 04/01/31		12,875	11,707,231
Vornado Realty LP
3.400%, 06/01/31		3,100	2,793,940
Voya Financial, Inc.
5.700%, 07/15/43		500	503,307
Walmart, Inc.
5.250%, 09/28/35	GBP	6,000	8,230,649
4.875%, 07/08/40		6,244	6,289,433
Wells Fargo & Co.
0.625%, 03/25/30	EUR	1,016	1,067,078
0.625%, 08/14/30	EUR	3,461	3,600,770
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.236%, 12/11/26		4,000	4,041,688
Western Digital Corp.
4.750%, 02/15/26		212	211,855
2.850%, 02/01/29		4,300	4,081,741
Western Midstream Operating LP
5.450%, 04/01/44		2,000	1,804,687
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	6,591,244
3.375%, 06/15/30		500	476,991
Weyerhaeuser Co.
7.375%, 03/15/32		254	290,182
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Whirlpool Corp.
	5.150%, 03/01/43	1,000	$837,107
Williams Cos., Inc.
	5.400%, 03/04/44	4,200	4,071,721
WP Carey, Inc.
	2.450%, 02/01/32	1,900	1,671,173
WRKCo, Inc.
	4.200%, 06/01/32	1,750	1,701,804
XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27	4,700	4,596,896
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	3,875	3,865,308
	3.625%, 03/15/31	2,470	2,318,984
TOTAL UNITED STATES			1,127,142,846
TOTAL BONDS			2,628,299,611
U.S. TREASURY OBLIGATIONS — (4.2%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26	34,000	34,004,866
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	43,800	43,791,500
(r)	3M USTMMR + 0.182%, FRN, 3.948%, 07/31/26	31,000	31,000,069
(r)	3M USTMMR + 0.098%, FRN, 3.864%, 01/31/27	18,000	17,980,949
TOTAL U.S. TREASURY OBLIGATIONS			126,777,384
TOTAL INVESTMENT SECURITIES (Cost $3,064,434,743)			3,021,842,449

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	2,891,278	33,443,418
TOTAL INVESTMENTS — (100.0%)
(Cost $3,097,878,161)			$3,055,285,867

101

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of October 31, 2025, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	69,051,255	CAD	96,017,669	Australia and New Zealand Bank	11/03/25	$591,900
USD	1,893,973	CAD	2,638,714	Citibank, N.A.	11/03/25	12,604
USD	5,310,288	CAD	7,403,500	Societe Generale	11/03/25	31,689
USD	23,648,704	GBP	17,569,890	Societe Generale	11/06/25	567,045
USD	69,144,450	CAD	96,334,565	Australia and New Zealand Bank	11/10/25	434,706
USD	5,167,257	CAD	7,228,514	Bank of America Corp.	11/10/25	11,586
USD	8,008,308	GBP	6,006,454	Citibank, N.A.	11/10/25	117,527
USD	100,486,114	EUR	85,976,747	Citibank, N.A.	11/10/25	1,351,549
USD	10,004,224	AUD	15,215,279	Citibank, N.A.	11/10/25	48,171
USD	2,843,683	CAD	3,976,116	Goldman Sachs Capital Markets L.P.	11/10/25	7,755
USD	50,014,988	JPY	7,609,390,290	Societe Generale	11/10/25	613,605
USD	20,375,335	GBP	15,230,746	Societe Generale	11/10/25	366,446
USD	76,556,126	CAD	106,610,024	Australia and New Zealand Bank	11/12/25	509,718
USD	5,680,346	EUR	4,876,432	Bank of New York Mellon	11/12/25	56,995
USD	115,679,293	EUR	99,292,914	Citibank, N.A.	11/12/25	1,177,777
USD	44,789,296	AUD	67,890,847	Citibank, N.A.	11/13/25	363,645
USD	78,666,635	EUR	67,613,569	Citibank, N.A.	11/13/25	692,364
USD	3,464,308	EUR	2,969,853	HSBC Bank	11/13/25	39,372
USD	2,086,174	EUR	1,794,731	Societe Generale	11/13/25	16,429
USD	20,396,458	EUR	17,493,444	UBS AG	11/13/25	222,423
USD	6,786,474	AUD	10,353,481	Citibank, N.A.	11/14/25	11,398
USD	75,016,645	CAD	105,121,050	Bank of New York Mellon	11/17/25	13,141
USD	104,110,053	EUR	89,351,783	Citibank, N.A.	11/17/25	1,043,289
USD	10,383,451	CAD	14,462,449	Citibank, N.A.	11/17/25	64,543
USD	60,225,603	JPY	9,085,848,285	Royal Bank of Canada	11/17/25	1,196,901
USD	20,714,418	GBP	15,608,099	Societe Generale	11/17/25	209,478
USD	105,572,415	EUR	88,976,320	HSBC Bank	11/21/25	2,915,590
USD	107,164,086	EUR	92,351,306	Bank of New York Mellon	11/24/25	595,323
USD	58,359,677	JPY	8,886,218,463	HSBC Bank	11/26/25	575,113
USD	100,763,275	EUR	86,793,475	Societe Generale	11/26/25	596,669
USD	9,195,293	GBP	6,916,347	Societe Generale	11/26/25	108,850
USD	19,247,090	GBP	14,429,207	State Street Bank and Trust	11/26/25	290,527
USD	101,825,257	EUR	87,545,485	HSBC Bank	11/28/25	779,368
USD	106,293,262	EUR	91,001,864	State Street Bank and Trust	12/01/25	1,240,203
USD	76,025,745	CAD	106,059,883	Citibank, N.A.	12/03/25	290,325
NZD	294,523	USD	168,847	Citibank, N.A.	12/23/25	47
USD	14,976,965	NZD	25,575,205	HSBC Bank	12/23/25	310,878
USD	345,339	NZD	593,237	Citibank, N.A.	12/24/25	5,133
USD	528,597	NZD	913,459	Citibank, N.A.	12/29/25	4,635
Total Appreciation						$17,484,717
CAD	106,059,883	USD	75,908,388	Citibank, N.A.	11/03/25	$(289,064)
GBP	625,500	USD	831,691	Citibank, N.A.	11/06/25	(9,969)
EUR	11,113,372	USD	12,990,109	Bank of New York Mellon	11/12/25	(174,513)
EUR	2,394,463	USD	2,789,740	Royal Bank of Canada	11/12/25	(28,519)
CAD	13,634,369	USD	9,750,808	Royal Bank of Canada	11/12/25	(25,223)
EUR	674,422	USD	784,788	Bank of New York Mellon	11/13/25	(7,021)
USD	1,552,748	AUD	2,385,969	Societe Generale	11/14/25	(8,574)
USD	44,990,794	AUD	68,976,251	Bank of New York Mellon	11/17/25	(147,267)
USD	43,776,617	AUD	67,497,863	Bank of New York Mellon	11/24/25	(397,682)

102

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	3,038,473	USD	3,534,334	UBS AG	11/24/25	$(28,089)
Total (Depreciation)						$(1,115,921)
Total Appreciation (Depreciation)						$16,368,796
As of October 31, 2025, the value of Rule 144A securities amounted to $184,246,906 or 6.5% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$266,765,454	—	$266,765,454
Bonds	—	2,628,299,611	—	2,628,299,611
U.S. Treasury Obligations	—	126,777,384	—	126,777,384
Securities Lending Collateral	—	33,443,418	—	33,443,418
Total Investments in Securities	—	$3,055,285,867	—	$3,055,285,867
Financial Instruments
Assets
Forward Currency Contracts**	—	17,484,717	—	17,484,717
Liabilities
Forward Currency Contracts**	—	(1,115,921)	—	(1,115,921)
Total Financial Instruments	—	$16,368,796	—	$16,368,796
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
103

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (11.3%)
Federal Home Loan Banks
	5.750%, 06/12/26		5,050	$5,106,289
	3.250%, 06/09/28		78,400	77,859,108
#	3.250%, 11/16/28		89,390	88,436,589
	2.125%, 09/14/29		10,000	9,420,736
	2.125%, 12/14/29		23,735	22,261,287
#	5.500%, 07/15/36		22,355	24,591,745
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	85,026,624
#	6.750%, 03/15/31		100,575	115,079,915
#	6.250%, 07/15/32		85,446	97,177,105
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	85,311,114
	1.875%, 09/24/26		96,839	95,229,524
#	0.750%, 10/08/27		48,380	45,781,032
#	6.250%, 05/15/29		102,508	111,273,507
#	7.125%, 01/15/30		72,196	81,651,967
#	7.250%, 05/15/30		72,729	83,455,714
#	0.875%, 08/05/30		209,150	183,635,582
	6.625%, 11/15/30		93,212	105,460,821
Tennessee Valley Authority
	2.875%, 02/01/27		23,000	22,760,778
	7.125%, 05/01/30		70,383	80,127,505
	4.650%, 06/15/35		5,000	5,142,601
	3.500%, 12/15/42		15,000	12,742,428
TOTAL AGENCY OBLIGATIONS				1,437,531,971
BONDS — (46.5%)
AUSTRALIA — (4.6%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 4.333%, 09/11/26	AUD	10,000	6,564,330
(r)Ω	SOFR + 0.810%, FRN, 5.097%, 01/18/27		9,500	9,557,036
(r)	3M Swap + 0.800%, FRN, 4.462%, 02/05/27	AUD	12,000	7,886,461
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	7,000	4,614,771
(r)	3M Euribor + 0.400%, FRN, 2.434%, 05/21/27	EUR	34,770	40,168,058
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.259%, 06/18/27	AUD	15,100	$9,915,596
(r)	SOFR + 0.680%, FRN, 4.966%, 07/16/27		19,481	19,574,064
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 09/30/27		9,000	9,043,204
(r)	3M Swap + 1.200%, FRN, 4.862%, 11/04/27	AUD	10,000	6,628,844
(r)	3M Swap + 0.670%, FRN, 4.250%, 12/15/27	AUD	9,000	5,905,247
(r)	3M Swap + 0.680%, FRN, 4.270%, 02/18/28	AUD	10,000	6,563,283
	4.950%, 09/11/28	AUD	15,130	10,103,291
(r)	3M Swap + 0.960%, FRN, 4.622%, 02/05/29	AUD	14,000	9,250,244
	4.950%, 02/05/29	AUD	7,800	5,213,011
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		6,600	6,674,579
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		6,100	5,874,269
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 4.340%, 08/17/26	AUD	10,850	7,121,020
	4.900%, 08/17/28	AUD	21,750	14,495,152
(r)	3M Swap + 0.870%, FRN, 4.429%, 08/22/29	AUD	5,000	3,294,793
(r)Ω	SOFR + 0.810%, FRN, 5.075%, 03/14/30		5,000	5,037,195
#(r)Ω	SOFR + 0.780%, FRN, 5.049%, 10/01/30		15,000	15,097,155
Glencore Funding LLC
#Ω	2.500%, 09/01/30		4,100	3,750,151
Ω	2.850%, 04/27/31		33,500	30,758,164
#Ω	2.625%, 09/23/31		9,800	8,803,213

104

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 3.965%, 08/24/26	AUD	19,900	$13,026,559
(r)	3M Swap + 0.850%, FRN, 4.440%, 11/16/26	AUD	19,000	12,491,744
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/25/27	AUD	53,140	34,895,713
(r)	3M Swap + 0.700%, FRN, 4.358%, 05/10/27	AUD	5,738	3,768,715
(r)Ω	SOFR + 0.620%, FRN, 4.888%, 06/11/27		5,000	5,011,420
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	47,500	31,493,224
	4.400%, 05/12/28	AUD	5,640	3,710,585
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	15,500	10,243,269
	5.400%, 11/16/28	AUD	5,000	3,379,296
	4.850%, 03/22/29	AUD	30,000	19,989,387
(r)Ω	SOFR + 0.790%, FRN, 5.071%, 01/14/30		7,200	7,265,023
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,491,703
Westpac Banking Corp.
(r)	SOFR + 0.420%, FRN, 4.706%, 04/16/26		4,700	4,704,188
(r)	3M Swap + 0.750%, FRN, 4.408%, 08/10/26	AUD	23,500	15,422,946
(r)	3M Swap + 0.700%, FRN, 4.203%, 01/25/27	AUD	16,900	11,092,943
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	17,200	11,362,110
	5.000%, 09/19/28	AUD	10,000	6,679,421
(r)	3M Swap + 1.000%, FRN, 4.563%, 01/15/29	AUD	8,300	5,489,287
	5.000%, 01/15/29	AUD	46,600	31,178,851
(r)	SOFR + 0.810%, FRN, 5.096%, 04/16/29		20,986	21,161,552
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.880%, FRN, 4.492%, 05/14/29	AUD	20,000	$13,180,088
(r)	SOFR + 0.820%, FRN, 5.089%, 07/01/30		16,900	17,059,130
	2.150%, 06/03/31		56,200	50,695,872
TOTAL AUSTRALIA				589,686,157
BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		6,886	7,150,814
#	4.350%, 06/01/40		400	367,113
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	10,000	10,344,929
TOTAL BELGIUM				17,862,856
CANADA — (2.1%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	12,177,963
Bank of Nova Scotia
	2.450%, 02/02/32		24,575	21,918,015
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,634,369
	5.750%, 05/01/43		3,500	3,616,830
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,000	5,009,932
	6.350%, 01/05/34		530	577,094
Canada Housing Trust No. 1, 1 day CAD Overnight Index + 0.28%, FRN
(r)Ω	2.726%, 09/15/29	CAD	25,000	17,821,290
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 5.061%, 06/28/27		16,394	16,514,943
	6.092%, 10/03/33		4,800	5,223,337
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	11,920,741
	5.850%, 02/01/35		3,000	3,131,666
	6.250%, 03/15/38		6,400	6,829,438
	6.750%, 02/01/39		5,000	5,517,313
CPPIB Capital, Inc.
	4.400%, 01/15/29	AUD	15,000	9,926,287

105

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

CANADA — (Continued)
Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	$2,676,316
Enbridge, Inc.
	4.500%, 06/10/44		400	342,828
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.398%, 08/01/28		17,980	17,998,085
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	3,195,270
Magna International, Inc.
#	5.500%, 03/21/33		400	415,951
Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,867,755
Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,910,943
	4.500%, 03/15/42		2,500	2,176,614
Royal Bank of Canada
(r)	SOFR + 1.080%, FRN, 5.170%, 07/20/26		6,000	6,039,762
	5.000%, 02/01/33		4,500	4,637,289
Suncor Energy, Inc.
	6.800%, 05/15/38		5,985	6,609,901
	6.500%, 06/15/38		4,400	4,752,782
	6.850%, 06/01/39		3,400	3,788,370
Toronto-Dominion Bank
	3.200%, 03/10/32		40,300	37,515,726
	4.456%, 06/08/32		19,550	19,546,813
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		20,566	20,085,216
	7.250%, 08/15/38		7,400	8,560,336
	6.100%, 06/01/40		400	422,782
TOTAL CANADA				268,361,957
FINLAND — (0.1%)
Nokia OYJ
	6.625%, 05/15/39		5,094	5,510,429
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.872%, 03/19/27		2,925	2,939,500
TOTAL FINLAND				8,449,929
FRANCE — (0.2%)
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.036%, 03/11/27		2,000	2,007,931
Ω	5.514%, 07/05/33		4,600	4,851,021
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	740,994
			Face Amount	Value†
			(000)

FRANCE — (Continued)
Sanofi SA
	3.625%, 06/19/28		9,000	$8,949,327
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,689,129
	1.250%, 06/12/30	EUR	700	745,862
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,528,334
TOTAL FRANCE				29,512,598
GERMANY — (0.7%)
Bayer U.S. Finance II LLC
Ω	3.600%, 07/15/42		595	430,416
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		7,300	7,885,024
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,155,545
E.ON International Finance BV
Ω	6.650%, 04/30/38		18,500	20,692,449
Kreditanstalt fuer Wiederaufbau
	4.200%, 02/08/29	AUD	4,000	2,634,212
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	12,973,741
#Ω	5.050%, 08/03/33		400	409,154
Siemens Financieringsmaatschappij NV
(r)	3M Euribor + 0.230%, FRN, 2.245%, 12/18/25	EUR	20,700	23,865,320
Ω	2.875%, 03/11/41		6,161	4,703,282
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	15,398,213
Vonovia SE
	2.125%, 03/22/30	EUR	500	557,636
TOTAL GERMANY				94,704,992
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		700	671,755
	3.625%, 03/24/32		3,800	3,637,321
TOTAL HONG KONG				4,309,076

106

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,321,285
ITALY — (0.3%)
Enel Finance International NV
Ω	5.500%, 06/26/34		9,000	$9,349,106
Ω	6.000%, 10/07/39		3,900	4,122,803
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,972,271
ERG SpA
	4.125%, 07/03/30	EUR	1,900	2,294,670
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	15,531,722
TOTAL ITALY				33,270,572
JAPAN — (1.7%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	12,692,752
	0.500%, 06/20/29	JPY	2,000,000	12,704,858
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	32,264,259
	0.100%, 12/20/28	JPY	1,500,000	9,460,385
	0.100%, 06/20/29	JPY	2,100,000	13,152,151
Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	6,722,147
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	296,646
	3.195%, 07/18/29		4,977	4,800,872
	2.048%, 07/17/30		13,330	12,053,128
	3.751%, 07/18/39		10,991	9,685,516
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	9,523,305
	2.679%, 07/16/30		3,600	3,317,164
#	2.608%, 07/14/31		10,000	9,006,057
ORIX Corp.
	2.250%, 03/09/31		8,700	7,798,556
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.441%, 07/09/29		21,250	21,466,710
	3.040%, 07/16/29		17,527	16,807,882
	2.130%, 07/08/30		13,450	12,205,621
	2.222%, 09/17/31		9,265	8,216,992
#	5.808%, 09/14/33		5,000	5,369,155
			Face Amount	Value†
			(000)

JAPAN — (Continued)
	2.296%, 01/12/41		7,700	$5,480,055
TOTAL JAPAN				213,024,211
LUXEMBOURG — (0.0%)
P3 Group SARL
	4.625%, 02/13/30	EUR	2,000	2,428,960
NETHERLANDS — (1.0%)
ABN AMRO Bank NV
(r)	3M Euribor + 0.600%, FRN, 2.626%, 01/15/27	EUR	10,300	11,925,243
(r)Ω	SOFR + 0.750%, FRN, 4.858%, 07/07/28		6,000	6,010,767
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		10,500	10,510,133
(r)	3M Swap + 0.880%, FRN, 4.439%, 05/22/26	AUD	500	328,096
(r)	3M Swap + 0.730%, FRN, 4.233%, 01/27/27	AUD	14,350	9,419,813
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	11,600	7,629,726
(r)	SOFR + 0.710%, FRN, 4.900%, 03/05/27		5,500	5,529,215
(r)	3M Swap + 0.750%, FRN, 4.298%, 05/26/28	AUD	7,000	4,593,336
(r)	3M Swap + 1.150%, FRN, 4.722%, 11/21/28	AUD	25,000	16,589,939
(r)	3M Swap + 1.030%, FRN, 4.578%, 02/26/29	AUD	24,200	16,003,800
	5.051%, 02/26/29	AUD	25,730	17,199,450
	5.250%, 05/24/41		6,500	6,565,665
Heineken NV
Ω	4.000%, 10/01/42		4,400	3,731,966
ING Groep NV
	4.050%, 04/09/29		4,000	3,971,717
Koninklijke Philips NV
	6.875%, 03/11/38		400	452,454
TOTAL NETHERLANDS				120,461,320

107

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

NEW ZEALAND — (1.1%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	224,800	135,290,007
NORWAY — (0.0%)
	Aker BP ASA
Ω	5.125%, 10/01/34		200	$196,539
Equinor ASA
	1.750%, 01/22/26		3,000	2,984,174
	5.100%, 08/17/40		400	401,793
	TOTAL NORWAY			3,582,506
SINGAPORE — (0.1%)
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.318%, 02/26/27	AUD	5,000	3,284,815
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.290%, 04/16/27	AUD	8,200	5,382,911
	TOTAL SINGAPORE			8,667,726
SPAIN — (0.2%)
	Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	5,000	5,870,432
	Banco Santander SA
	3.490%, 05/28/30		4,000	3,848,458
	Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,092,703
	TOTAL SPAIN			28,811,593
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		30,400	30,429,143
(r)	SOFR + 0.300%, FRN, 4.559%, 02/16/29		3,772	3,768,487
(r)	SOFR + 0.420%, FRN, 4.513%, 07/22/30		17,500	17,523,213
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		3,000	3,005,069
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.300%, FRN, 4.580%, 02/15/29		34,000	$33,942,200
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		10,000	10,002,136
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27		45,000	45,027,956
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		22,500	22,584,150
International Development Association
	2.500%, 05/28/30	EUR	25,000	28,833,601
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				195,115,955
SWEDEN — (0.1%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.033%, 03/04/26	AUD	5,550	3,632,273
(r)	SOFR + 1.250%, FRN, 5.408%, 06/15/26		3,450	3,472,841
TOTAL SWEDEN				7,105,114
UNITED KINGDOM — (0.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	4,213,530
Ω	5.950%, 10/15/33		6,500	6,865,861
BAT Capital Corp.
	4.906%, 04/02/30		20,100	20,498,896
	7.079%, 08/02/43		5,000	5,636,545
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,216,725
#	3.875%, 04/29/43		400	331,410
HSBC Holdings PLC
	4.950%, 03/31/30		12,200	12,505,025
	6.100%, 01/14/42		5,000	5,459,185
LSEGA Financing PLC
Ω	3.200%, 04/06/41		35,202	27,409,006
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,441,866

108

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED KINGDOM — (Continued)
	RELX Capital, Inc.
	4.750%, 05/20/32		3,633	$3,705,182
	Reynolds American, Inc.
	7.250%, 06/15/37		585	674,572
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	5,000	5,858,366
	Vodafone Group PLC
#	7.875%, 02/15/30		690	787,195
	TOTAL UNITED KINGDOM			98,603,364
UNITED STATES — (31.9%)
	3M Co.
	3.875%, 06/15/44		400	327,813
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	10,147,402
Ω	2.500%, 02/10/41		35,703	24,899,079
	Abbott Laboratories
	4.750%, 04/15/43		40,000	38,282,830
	AbbVie, Inc.
	4.400%, 11/06/42		9,762	8,821,146
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,472,733
	AEP Texas, Inc.
	4.700%, 05/15/32		20,000	20,023,844
Aetna, Inc.
	6.750%, 12/15/37		19,170	21,245,300
	4.500%, 05/15/42		2,800	2,416,484
	4.125%, 11/15/42		2,678	2,140,260
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		20,900	19,870,098
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40		1,031	774,400
Alabama Power Co.
	6.000%, 03/01/39		400	435,318
	5.500%, 03/15/41		17,061	17,338,577
	Allegion PLC
	3.500%, 10/01/29		10,000	9,679,157
Allstate Corp.
	5.250%, 03/30/33		4,400	4,564,697
	5.350%, 06/01/33		7,000	7,308,616
	Ally Financial, Inc.
	8.000%, 11/01/31		5,705	6,494,897
	Alphabet, Inc.
	1.900%, 08/15/40		4,000	2,730,103
Altria Group, Inc.
#	3.400%, 05/06/30		10,700	10,281,206
	2.450%, 02/04/32		27,231	23,929,714
	3.400%, 02/04/41		19,050	14,684,042
	4.250%, 08/09/42		7,900	6,618,317
	4.500%, 05/02/43		9,100	7,805,100
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	$7,652,302
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,500	2,312,186
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,835,215
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.812%, 07/09/27	8,882	8,891,838
	American National Group, Inc.
Ω	6.144%, 06/13/32	7,500	7,844,531
	American Tower Corp.
	2.700%, 04/15/31	300	273,797
	2.300%, 09/15/31	6,375	5,644,976
	4.050%, 03/15/32	2,325	2,253,594
	Ameriprise Financial, Inc.
#	4.500%, 05/13/32	7,700	7,745,049
	Amgen, Inc.
#	2.300%, 02/25/31	3,400	3,071,691
	2.000%, 01/15/32	9,200	7,997,105
	3.350%, 02/22/32	14,200	13,358,273
	3.150%, 02/21/40	25,045	19,783,660
	Analog Devices, Inc.
	2.800%, 10/01/41	1,700	1,258,222
	Aon Corp.
	2.800%, 05/15/30	12,400	11,658,275
	6.250%, 09/30/40	3,400	3,725,556
	Appalachian Power Co.
	4.400%, 05/15/44	4,000	3,401,088
	Apple, Inc.
	2.375%, 02/08/41	6,800	4,887,029
	3.850%, 05/04/43	3,500	2,982,884
	Applied Materials, Inc.
#	5.850%, 06/15/41	400	426,805
	Archer-Daniels-Midland Co.
	4.535%, 03/26/42	200	182,403
	ARES Capital Corp.
	3.200%, 11/15/31	8,700	7,699,140
	5.800%, 03/08/32	200	202,269
	Arizona Public Service Co.
	2.600%, 08/15/29	4,846	4,568,116
	2.200%, 12/15/31	31,150	27,341,968
	Arrow Electronics, Inc.
	3.875%, 01/12/28	11,538	11,427,978
	Assurant, Inc.
	2.650%, 01/15/32	4,000	3,517,402
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31	4,600	4,306,001

109

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
AT&T, Inc.
# 2.550%, 12/01/33	2,368	$2,011,201
6.250%, 03/29/41	1,600	1,703,307
3.500%, 06/01/41	24,700	19,542,827
4.300%, 12/15/42	2,500	2,138,820
AutoNation, Inc.
5.890%, 03/15/35	200	206,500
Avnet, Inc.
3.000%, 05/15/31	17,500	15,827,221
5.500%, 06/01/32	13,180	13,399,196
AXIS Specialty Finance PLC
# 4.000%, 12/06/27	19,920	19,801,226
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,568,453
Bank of America Corp.
5.875%, 02/07/42	20,957	22,488,010
Berkshire Hathaway Energy Co.
5.950%, 05/15/37	800	862,585
5.150%, 11/15/43	1,783	1,730,108
4.500%, 02/01/45	800	709,876
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	17,500	16,015,337
# 1.450%, 10/15/30	73,603	65,164,424
2.875%, 03/15/32	3,000	2,797,158
5.750%, 01/15/40	8,956	9,782,394
4.300%, 05/15/43	1,900	1,709,569
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,257,402
# 4.500%, 02/11/43	3,500	3,329,525
Best Buy Co., Inc.
# 1.950%, 10/01/30	11,700	10,408,840
Biogen, Inc.
2.250%, 05/01/30	19,087	17,461,007
Black Hills Corp.
2.500%, 06/15/30	2,250	2,072,346
4.350%, 05/01/33	5,728	5,538,660
Blackrock, Inc.
2.400%, 04/30/30	31,033	28,919,866
1.900%, 01/28/31	22,957	20,546,300
Blue Owl Finance LLC
6.250%, 04/18/34	200	207,540
Boardwalk Pipelines LP
3.600%, 09/01/32	9,310	8,598,902
Boeing Co.
# 3.200%, 03/01/29	317	306,098
2.950%, 02/01/30	5,140	4,853,402
3.550%, 03/01/38	1,239	1,040,401
6.875%, 03/15/39	400	452,991
5.875%, 02/15/40	800	827,463
Boston Properties LP
2.550%, 04/01/32	3,000	2,597,922
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	5.750%, 01/15/35	400	$409,030
	Boston Scientific Corp.
	4.550%, 03/01/39	664	635,353
	BP Capital Markets America, Inc.
	2.721%, 01/12/32	1,500	1,365,379
	3.060%, 06/17/41	52,550	40,346,313
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30	2,000	2,042,587
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39	21,200	19,261,098
	2.350%, 11/13/40	1,800	1,274,745
	3.550%, 03/15/42	2,550	2,066,703
	4.500%, 03/01/44	400	357,445
	4.625%, 05/15/44	300	273,108
	Brixmor Operating Partnership LP
	4.050%, 07/01/30	5,600	5,496,849
	Broadcom, Inc.
	4.300%, 11/15/32	31,000	30,670,059
	2.600%, 02/15/33	200	176,515
	3.419%, 04/15/33	200	186,495
Ω	3.137%, 11/15/35	16,502	14,302,458
	3.500%, 02/15/41	6,150	5,084,862
	Brown & Brown, Inc.
	2.375%, 03/15/31	3,000	2,672,435
	Brunswick Corp.
	4.400%, 09/15/32	200	190,028
	Burlington Northern Santa Fe LLC
	5.750%, 05/01/40	1,600	1,698,922
	4.950%, 09/15/41	800	776,005
	4.400%, 03/15/42	400	360,516
	4.375%, 09/01/42	400	358,650
	4.900%, 04/01/44	400	379,914
	4.550%, 09/01/44	800	721,152
	Capital One Financial Corp.
#	3.800%, 01/31/28	2,800	2,779,812
	Carrier Global Corp.
	2.700%, 02/15/31	1,600	1,474,616
	Caterpillar, Inc.
	3.803%, 08/15/42	200	170,405
	Cencora, Inc.
	2.800%, 05/15/30	29,384	27,601,772
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,465,828
	5.850%, 01/15/41	6,244	6,532,207
	CF Industries, Inc.
	4.950%, 06/01/43	400	366,437
	Charles Schwab Corp.
	1.950%, 12/01/31	700	609,521
	2.900%, 03/03/32	14,300	13,078,785

110

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Chevron USA, Inc., SOFR + 0.570%, FRN
(r) 4.839%, 08/13/28	25,000	$25,094,135
Choice Hotels International, Inc.
3.700%, 12/01/29	970	931,213
Cigna Group
# 2.400%, 03/15/30	493	455,907
2.375%, 03/15/31	18,267	16,452,722
4.800%, 08/15/38	48,770	46,416,101
3.200%, 03/15/40	18,997	14,844,361
6.125%, 11/15/41	9,943	10,527,126
Cincinnati Financial Corp.
6.920%, 05/15/28	2,800	2,990,768
6.125%, 11/01/34	1,200	1,298,597
Cisco Systems, Inc.
5.500%, 01/15/40	5,000	5,212,373
Citigroup, Inc.
8.125%, 07/15/39	15,597	19,999,639
5.875%, 01/30/42	31,650	33,558,380
CME Group, Inc.
5.300%, 09/15/43	2,600	2,664,519
CNA Financial Corp.
4.500%, 03/01/26	5,822	5,822,952
3.900%, 05/01/29	850	839,214
5.500%, 06/15/33	5,000	5,186,474
CNO Financial Group, Inc.
5.250%, 05/30/29	4,800	4,877,034
6.450%, 06/15/34	13,300	14,113,794
Coca-Cola Co.
2.500%, 06/01/40	500	372,864
Comcast Corp.
4.250%, 01/15/33	15,667	15,256,448
7.050%, 03/15/33	14,000	15,969,178
3.900%, 03/01/38	2,490	2,173,928
4.600%, 10/15/38	5,700	5,296,576
6.550%, 07/01/39	400	440,879
3.250%, 11/01/39	7,000	5,520,050
3.750%, 04/01/40	30,900	25,673,890
4.650%, 07/15/42	1,000	888,091
4.750%, 03/01/44	400	352,813
Conagra Brands, Inc.
5.300%, 11/01/38	39,500	38,008,007
ConocoPhillips
5.900%, 05/15/38	400	431,682
6.500%, 02/01/39	600	676,222
ConocoPhillips Co.
3.758%, 03/15/42	1,200	989,400
Consolidated Edison Co. of New York, Inc.
5.500%, 12/01/39	400	410,774
5.700%, 06/15/40	400	414,877
4.200%, 03/15/42	14,174	12,368,903
3.950%, 03/01/43	7,400	6,187,893
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.450%, 03/15/44	251	$221,963
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,576,932
Constellation Energy Generation LLC
	6.250%, 10/01/39	789	862,405
	5.750%, 10/01/41	1,400	1,439,907
Continental Resources, Inc.
	4.900%, 06/01/44	919	742,705
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,913,194
Cox Communications, Inc.
Ω	4.800%, 02/01/35	10,052	9,464,152
Ω	4.700%, 12/15/42	4,700	3,823,130
Crown Castle, Inc.
	2.100%, 04/01/31	300	263,038
	2.900%, 04/01/41	18,705	13,708,471
CSL Finance PLC
Ω	4.625%, 04/27/42	1,532	1,404,832
CSX Corp.
	5.500%, 04/15/41	800	820,415
	4.750%, 05/30/42	5,340	5,019,089
	4.100%, 03/15/44	200	169,925
Cummins, Inc.
	4.875%, 10/01/43	14,376	13,982,505
CVS Health Corp.
#	3.250%, 08/15/29	3,000	2,884,352
	4.780%, 03/25/38	9,500	8,926,015
	6.125%, 09/15/39	5,800	6,063,643
	4.125%, 04/01/40	9,078	7,768,991
	5.300%, 12/05/43	3,000	2,831,616
	6.000%, 06/01/44	19,360	19,609,140
DCP Midstream Operating LP
	5.600%, 04/01/44	2,550	2,478,615
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,009	3,862,270
Devon Energy Corp.
	5.600%, 07/15/41	15,858	15,274,269
	4.750%, 05/15/42	2,900	2,515,868
DH Europe Finance II SARL
	3.250%, 11/15/39	1,050	862,905
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,744,509
Dominion Energy, Inc.
	3.300%, 04/15/41	2,000	1,525,135
	4.900%, 08/01/41	5,000	4,657,918
Dow Chemical Co.
	5.250%, 11/15/41	1,000	913,087
	4.375%, 11/15/42	1,616	1,308,340

111

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.625%, 10/01/44	1,000	$827,311
Duke Energy Corp.
	3.300%, 06/15/41	23,750	18,414,220
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,351,239
Ω	2.775%, 01/07/32	641	569,175
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	18,287,433
	4.650%, 10/15/44	400	343,347
Eaton Corp.
	4.000%, 11/02/32	8,105	7,942,813
Eaton Vance Corp.
	3.500%, 04/06/27	9,114	9,038,826
eBay, Inc.
	4.000%, 07/15/42	5,500	4,593,877
Ecolab, Inc.
	5.500%, 12/08/41	3,400	3,514,217
Elevance Health, Inc.
	5.950%, 12/15/34	11,300	12,049,020
	6.375%, 06/15/37	4,700	5,155,228
	4.625%, 05/15/42	25,970	23,550,446
	4.650%, 01/15/43	9,366	8,437,056
	5.100%, 01/15/44	1,200	1,137,694
	4.650%, 08/15/44	1,200	1,071,392
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.718%, 10/15/28	6,900	6,925,047
Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	9,248,407
	5.500%, 09/15/40	1,264	1,266,636
Energy Transfer LP
	6.625%, 10/15/36	400	435,969
	5.800%, 06/15/38	585	597,021
	7.500%, 07/01/38	400	463,592
	6.050%, 06/01/41	4,600	4,643,646
	5.950%, 10/01/43	4,000	3,934,230
	5.300%, 04/01/44	5,950	5,406,879
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	1,590,036
	7.550%, 04/15/38	3,157	3,814,832
	6.125%, 10/15/39	5,917	6,439,956
#	6.450%, 09/01/40	5,135	5,741,379
	5.950%, 02/01/41	2,617	2,779,738
	5.700%, 02/15/42	3,600	3,721,266
	4.850%, 08/15/42	2,400	2,239,479
	4.450%, 02/15/43	2,146	1,906,862
	4.850%, 03/15/44	8,500	7,889,567
	5.100%, 02/15/45	800	760,985
Equifax, Inc.
	3.100%, 05/15/30	200	188,806
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,396,964
	2.500%, 05/15/31	5,700	5,148,808
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	$408,554
	ERP Operating LP
	4.500%, 07/01/44	400	357,431
	Eversource Energy
	4.250%, 04/01/29	600	598,870
	Extra Space Storage LP
#	2.350%, 03/15/32	13,100	11,383,850
Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	4,173,836
	4.227%, 03/19/40	18,200	16,773,684
FedEx Corp.
	4.900%, 01/15/34	2,075	2,066,695
	3.250%, 05/15/41	9,950	7,443,018
	4.100%, 04/15/43	400	322,620
	5.100%, 01/15/44	5,400	4,957,419
Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	18,485,884
	2.450%, 03/15/31	1,800	1,593,830
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,400	7,767,704
	First American Financial Corp.
	2.400%, 08/15/31	16,044	13,967,078
Flex Ltd.
	4.875%, 06/15/29	2,040	2,065,540
	4.875%, 05/12/30	4,000	4,049,833
	Flowserve Corp.
	2.800%, 01/15/32	29,138	25,919,940
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,423,290
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,736,165
	4.000%, 03/25/32	414	395,163
	Fox Corp.
	5.476%, 01/25/39	26,300	26,443,467
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43	3,600	3,492,393
	GATX Corp.
	3.500%, 06/01/32	6,850	6,353,649
General Dynamics Corp.
	4.250%, 04/01/40	800	737,115
	2.850%, 06/01/41	400	302,881
	General Electric Co.
	4.500%, 03/11/44	200	182,435
General Motors Co.
	6.250%, 04/15/35	400	425,275
	6.600%, 04/01/36	15,200	16,519,112
	5.150%, 04/01/38	3,569	3,446,304
	6.250%, 10/02/43	6,800	6,947,819
	5.200%, 04/01/45	400	362,897

112

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
General Motors Financial Co., Inc.
	5.250%, 03/01/26		1,236	$1,236,917
	3.600%, 06/21/30		6,000	5,755,067
	4.000%, 07/10/30	EUR	5,000	5,980,950
	3.100%, 01/12/32		8,400	7,610,160
	6.400%, 01/09/33		400	430,995
	5.450%, 09/06/34		600	607,236
	5.900%, 01/07/35		800	833,378
Georgia Power Co.
	4.750%, 09/01/40		400	382,320
	4.300%, 03/15/42		20,400	18,081,036
	Georgia-Pacific LLC
#	7.750%, 11/15/29		800	907,184
Gilead Sciences, Inc.
#	4.000%, 09/01/36		1,550	1,446,489
	2.600%, 10/01/40		22,300	16,478,075
	4.800%, 04/01/44		6,000	5,608,886
	Global Payments, Inc.
	2.900%, 11/15/31		400	355,735
	Globe Life, Inc.
	4.800%, 06/15/32		10,000	10,044,893
Goldman Sachs Group, Inc.
	2.600%, 02/07/30		4,100	3,840,275
	3.800%, 03/15/30		11,500	11,308,666
	6.125%, 02/15/33		1,621	1,778,111
	6.250%, 02/01/41		18,121	19,973,229
	4.800%, 07/08/44		800	746,924
Halliburton Co.
	6.700%, 09/15/38		4,460	5,017,918
	7.450%, 09/15/39		3,200	3,828,283
	4.500%, 11/15/41		13,340	11,755,131
	4.750%, 08/01/43		1,700	1,521,441
Hasbro, Inc.
	6.050%, 05/14/34		2,000	2,107,465
	6.350%, 03/15/40		3,700	3,900,975
	5.100%, 05/15/44		2,000	1,783,053
	HCA, Inc.
	4.375%, 03/15/42		400	345,060
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		19,500	17,684,412
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		2,800	2,438,464
	Hess Corp.
	5.600%, 02/15/41		4,600	4,812,499
Home Depot, Inc.
	5.875%, 12/16/36		8,388	9,110,843
	3.300%, 04/15/40		11,505	9,476,936
	5.400%, 09/15/40		22,000	22,725,654
	4.400%, 03/15/45		400	352,901
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Host Hotels & Resorts LP
5.700%, 07/01/34	9,000	$9,228,492
5.500%, 04/15/35	200	201,933
HP, Inc.
2.650%, 06/17/31	200	180,338
# 6.000%, 09/15/41	11,400	11,681,349
Humana, Inc.
4.950%, 10/01/44	3,000	2,670,996
Hyatt Hotels Corp.
5.375%, 12/15/31	5,000	5,120,929
IBM International Capital Pte. Ltd.
5.250%, 02/05/44	32,262	31,608,188
Illinois Tool Works, Inc.
3.900%, 09/01/42	200	170,924
Intel Corp.
4.600%, 03/25/40	27,124	24,544,204
2.800%, 08/12/41	23,576	16,593,791
4.800%, 10/01/41	2,470	2,225,657
5.625%, 02/10/43	26,349	26,000,797
Intercontinental Exchange, Inc.
4.600%, 03/15/33	14,500	14,615,275
2.650%, 09/15/40	16,100	11,967,130
International Business Machines Corp.
3.300%, 01/27/27	154	152,232
# 1.950%, 05/15/30	8,840	8,033,881
4.150%, 05/15/39	15,550	13,984,543
5.600%, 11/30/39	800	833,152
2.850%, 05/15/40	36,982	27,963,206
4.000%, 06/20/42	5,300	4,508,633
Interpublic Group of Cos., Inc.
4.750%, 03/30/30	375	376,925
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,637,282
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,597,577
J.M. Smucker Co.
4.250%, 03/15/35	9,700	9,163,182
Jabil, Inc.
3.600%, 01/15/30	23,950	23,145,526
3.000%, 01/15/31	15,033	13,890,844
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,598,652
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	18,023,996
2.750%, 10/15/32	6,280	5,427,545
Johnson & Johnson
# 1.300%, 09/01/30	5,000	4,434,834
2.100%, 09/01/40	400	283,588

113

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
JPMorgan Chase & Co.
	6.400%, 05/15/38	15,400	$17,522,708
	5.500%, 10/15/40	3,800	3,987,165
	5.600%, 07/15/41	11,900	12,494,883
	5.400%, 01/06/42	4,350	4,463,853
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 4.689%, 04/29/26	900	901,759
(r)	SOFR + 1.000%, FRN, 5.186%, 12/08/26	22,820	22,984,601
Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	3,515,854
	2.000%, 12/10/30	5,000	4,394,399
Kellanova
	7.450%, 04/01/31	5,659	6,503,861
Kemper Corp.
	3.800%, 02/23/32	9,830	9,084,987
Kimco Realty OP LLC
	2.250%, 12/01/31	9,700	8,561,983
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	6,547,053
	6.500%, 09/01/39	1,900	2,072,434
	6.550%, 09/15/40	3,000	3,270,222
	5.625%, 09/01/41	400	398,296
	5.000%, 08/15/42	4,200	3,882,879
	4.700%, 11/01/42	400	355,183
	5.000%, 03/01/43	15,400	14,203,179
	5.500%, 03/01/44	8,520	8,271,237
	5.400%, 09/01/44	250	239,025
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,439,108
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,414,207
Kroger Co.
	7.500%, 04/01/31	15,677	17,946,561
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	9,797	7,872,253
Lazard Group LLC
	4.500%, 09/19/28	15,047	15,118,921
	4.375%, 03/11/29	400	399,544
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,747,327
	5.625%, 01/15/44	5,747	5,797,279
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	9,305	9,356,786
Ω	6.500%, 03/15/35	4,250	4,597,894
Lincoln National Corp.
	3.050%, 01/15/30	244	231,851
#	3.400%, 01/15/31	8,337	7,884,463
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	3.400%, 03/01/32	23,378	$21,647,214
	7.000%, 06/15/40	125	141,579
Lockheed Martin Corp.
	4.850%, 09/15/41	1,445	1,368,214
	4.070%, 12/15/42	800	696,117
	3.800%, 03/01/45	800	653,553
Loews Corp.
	6.000%, 02/01/35	4,000	4,335,732
#	4.125%, 05/15/43	1,500	1,293,063
Lowe's Cos., Inc.
	2.800%, 09/15/41	11,600	8,396,665
LPL Holdings, Inc.
	5.650%, 03/15/35	1,600	1,633,041
LYB International Finance BV
	5.250%, 07/15/43	8,300	7,398,841
	4.875%, 03/15/44	4,800	4,087,667
LYB International Finance III LLC
	3.375%, 10/01/40	18,400	13,655,514
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,163	15,218,786
	4.750%, 09/15/44	3,000	2,612,632
Marriott International, Inc.
#	2.750%, 10/15/33	6,800	5,907,888
Mars, Inc.
#Ω	1.625%, 07/16/32	6,750	5,722,876
Ω	3.875%, 04/01/39	1,200	1,053,707
Ω	2.375%, 07/16/40	200	144,212
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,161	1,923,871
	4.750%, 03/15/39	400	388,341
	5.350%, 11/15/44	266	264,449
Mastercard, Inc.
	4.350%, 01/15/32	4,000	4,021,599
	4.850%, 03/09/33	5,000	5,137,514
Merck & Co., Inc.
	3.400%, 03/07/29	8,084	7,924,031
	1.450%, 06/24/30	40,301	35,841,217
	3.900%, 03/07/39	400	358,779
	2.350%, 06/24/40	1,200	867,972
	4.900%, 05/17/44	400	380,457
Meta Platforms, Inc.
	3.850%, 08/15/32	3,500	3,375,487
MetLife, Inc.
	5.375%, 07/15/33	4,200	4,426,287
	6.375%, 06/15/34	19,000	21,234,127
	5.875%, 02/06/41	7,148	7,559,705
	4.125%, 08/13/42	5,300	4,560,675
	4.875%, 11/13/43	13,061	12,323,197
Micron Technology, Inc.
	4.663%, 02/15/30	330	333,652
	2.703%, 04/15/32	2,650	2,366,125
	3.366%, 11/01/41	31,367	24,230,742

114

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	Mississippi Power Co.
	4.250%, 03/15/42		400	$349,821
	Mohawk Industries, Inc.
	3.625%, 05/15/30		1,471	1,421,558
	Molson Coors Beverage Co.
	5.000%, 05/01/42		7,000	6,532,053
Morgan Stanley
	7.250%, 04/01/32		14,496	16,769,197
	6.375%, 07/24/42		18,888	21,307,669
	Mosaic Co.
	5.625%, 11/15/43		8,500	8,368,320
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,538,714
	2.300%, 11/15/30		25,444	23,006,944
	MPLX LP
	4.500%, 04/15/38		8,200	7,434,861
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,555,888
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,210,946
	NBCUniversal Media LLC
	4.450%, 01/15/43		800	685,267
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	529,151
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,286,648
	NetApp, Inc.
	2.700%, 06/22/30		3,900	3,619,628
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,639,447
Newmont Corp.
	5.875%, 04/01/35		400	433,697
	5.450%, 06/09/44		600	606,402
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	410,961
NIKE, Inc.
	2.850%, 03/27/30		12,987	12,357,077
	3.250%, 03/27/40		5,000	4,063,572
	Northern Trust Corp.
	1.950%, 05/01/30		19,370	17,691,651
	NOV, Inc.
	3.950%, 12/01/42		10,000	7,882,572
	Nucor Corp.
	3.125%, 04/01/32		6,840	6,330,049
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33		4,200	4,403,797
	Omnicom Group, Inc.
	4.200%, 06/01/30		11,555	11,468,647
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
ONE Gas, Inc.
4.250%, 09/01/32	4,300	$4,258,204
4.658%, 02/01/44	400	362,916
ONEOK Partners LP
6.850%, 10/15/37	400	440,880
6.125%, 02/01/41	1,500	1,537,316
Oracle Corp.
3.600%, 04/01/40	17,100	13,391,500
5.375%, 07/15/40	14,200	13,531,235
3.650%, 03/25/41	21,500	16,696,323
4.500%, 07/08/44	400	330,213
Ovintiv, Inc.
6.500%, 02/01/38	3,770	3,953,605
Owens Corning
3.875%, 06/01/30	8,726	8,545,747
Parker-Hannifin Corp.
# 3.250%, 06/14/29	4,700	4,567,164
PepsiCo, Inc.
4.875%, 11/01/40	400	392,198
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	14,800	14,369,748
Pfizer, Inc.
3.900%, 03/15/39	7,772	6,908,416
7.200%, 03/15/39	4,570	5,500,041
2.550%, 05/28/40	8,500	6,270,940
5.600%, 09/15/40	400	415,175
4.300%, 06/15/43	107	94,120
Philip Morris International, Inc.
3.375%, 08/15/29	5,200	5,058,051
2.100%, 05/01/30	7,450	6,799,790
5.375%, 02/15/33	1,000	1,041,431
5.625%, 09/07/33	9,500	10,049,814
6.375%, 05/16/38	7,400	8,270,297
4.375%, 11/15/41	8,315	7,427,147
4.500%, 03/20/42	800	718,519
3.875%, 08/21/42	10,095	8,353,040
4.125%, 03/04/43	7,308	6,241,351
4.875%, 11/15/43	400	372,870
# 4.250%, 11/10/44	1,200	1,030,138
Phillips 66
2.150%, 12/15/30	400	357,623
5.875%, 05/01/42	5,486	5,582,954
4.875%, 11/15/44	5,400	4,809,489
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/36	200	217,372
5.150%, 06/01/42	15,148	13,785,925
4.300%, 01/31/43	8,941	7,317,884
4.700%, 06/15/44	8,500	7,267,764
4.900%, 02/15/45	173	151,446
PPG Industries, Inc.
2.550%, 06/15/30	9,110	8,449,292

115

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Precision Castparts Corp.
	3.900%, 01/15/43	3,000	$2,529,484
	Primerica, Inc.
	2.800%, 11/19/31	15,500	14,009,286
	Principal Financial Group, Inc.
	6.050%, 10/15/36	3,400	3,695,250
	Progress Energy, Inc.
	7.750%, 03/01/31	2,500	2,870,122
	Progressive Corp.
	3.000%, 03/15/32	15,600	14,404,633
	Prologis LP
	5.125%, 01/15/34	5,563	5,714,593
Prudential Financial, Inc.
	6.625%, 12/01/37	2,400	2,740,959
	3.000%, 03/10/40	19,750	15,450,376
	6.625%, 06/21/40	2,620	3,005,858
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31	1,000	1,154,476
PulteGroup, Inc.
	7.875%, 06/15/32	3,895	4,547,555
	6.375%, 05/15/33	11,000	12,018,031
	6.000%, 02/15/35	6,449	6,949,832
	QUALCOMM, Inc.
#	1.650%, 05/20/32	9,643	8,195,658
	Quanta Services, Inc.
	2.900%, 10/01/30	302	282,439
Realty Income Corp.
	2.700%, 02/15/32	13,991	12,597,059
	2.850%, 12/15/32	8,077	7,226,283
	1.800%, 03/15/33	1,800	1,491,160
	4.900%, 07/15/33	5,000	5,070,221
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	10,789	10,781,484
#	3.900%, 05/15/29	4,725	4,675,323
	3.150%, 06/15/30	15,455	14,617,509
	Revvity, Inc.
	3.300%, 09/15/29	1,300	1,246,228
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	4,407,172
Ω	5.593%, 11/13/33	10,000	10,734,380
Royalty Pharma PLC
	2.200%, 09/02/30	10,000	9,018,046
	3.300%, 09/02/40	68,617	53,132,486
	Sempra
	6.000%, 10/15/39	400	417,881
	Shell Finance U.S., Inc.
	4.550%, 08/12/43	5,000	4,543,557
Shell International Finance BV
	6.375%, 12/15/38	20,800	23,538,963
	5.500%, 03/25/40	3,000	3,108,405
	2.875%, 11/26/41	3,200	2,378,307
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Sherwin-Williams Co.
2.950%, 08/15/29	4,800	$4,582,096
Simon Property Group LP
2.650%, 07/15/30	19,076	17,808,431
2.200%, 02/01/31	12,648	11,375,841
2.250%, 01/15/32	7,377	6,474,070
5.500%, 03/08/33	5,400	5,693,507
6.750%, 02/01/40	4,515	5,201,907
4.750%, 03/15/42	4,370	4,043,818
Southern Co. Gas Capital Corp.
5.875%, 03/15/41	5,642	5,898,011
4.400%, 06/01/43	6,897	5,965,588
Southern Power Co.
# 5.150%, 09/15/41	1,500	1,451,147
Southwest Gas Corp.
3.700%, 04/01/28	2,500	2,473,027
2.200%, 06/15/30	13,200	12,025,337
Stanley Black & Decker, Inc.
2.300%, 03/15/30	2,650	2,416,738
3.000%, 05/15/32	400	359,004
5.200%, 09/01/40	800	775,641
Steel Dynamics, Inc.
3.250%, 01/15/31	19,725	18,700,778
Sutter Health
3.161%, 08/15/40	2,000	1,589,314
Tapestry, Inc.
5.500%, 03/11/35	8,000	8,146,736
Targa Resources Corp.
4.200%, 02/01/33	3,000	2,856,331
Target Corp.
# 4.000%, 07/01/42	2,100	1,805,204
Texas Instruments, Inc.
# 4.900%, 03/14/33	12,500	12,893,209
# 3.875%, 03/15/39	5,790	5,165,861
Textron, Inc.
2.450%, 03/15/31	14,820	13,369,506
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	2,400	1,782,644
5.404%, 08/10/43	7,500	7,601,125
T-Mobile USA, Inc.
4.375%, 04/15/40	7,500	6,738,151
Travelers Cos., Inc.
5.350%, 11/01/40	2,619	2,674,133
TWDC Enterprises 18 Corp.
4.375%, 08/16/41	7,500	6,820,137
Union Pacific Corp.
2.891%, 04/06/36	2,350	1,985,852
4.375%, 09/10/38	1,100	1,030,192
3.550%, 08/15/39	10,100	8,629,088
3.200%, 05/20/41	14,400	11,325,878
United Parcel Service, Inc.
5.200%, 04/01/40	800	810,413
4.875%, 11/15/40	8,011	7,792,784

116

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	UnitedHealth Group, Inc.
	4.200%, 05/15/32	18,300	$18,048,837
	6.875%, 02/15/38	350	406,561
	3.500%, 08/15/39	16,438	13,742,807
	2.750%, 05/15/40	14,200	10,622,805
	5.700%, 10/15/40	2,400	2,491,567
	5.950%, 02/15/41	1,400	1,481,713
	3.050%, 05/15/41	28,569	21,806,950
	4.625%, 11/15/41	3,400	3,145,572
	3.950%, 10/15/42	4,000	3,361,955
	5.500%, 07/15/44	18,070	18,132,973
	Unum Group
	3.875%, 11/05/25	1,977	1,976,876
	4.000%, 06/15/29	10,963	10,800,302
Ω	4.046%, 08/15/41	6,800	5,605,450
#	5.750%, 08/15/42	3,000	2,993,395
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	5,908	5,881,656
	Valero Energy Corp.
	7.500%, 04/15/32	580	667,810
	Ventas Realty LP
#	3.000%, 01/15/30	1,100	1,042,072
	VeriSign, Inc.
	2.700%, 06/15/31	5,106	4,627,043
	Verizon Communications, Inc.
	4.016%, 12/03/29	8,753	8,670,631
	2.355%, 03/15/32	2,733	2,389,749
	4.272%, 01/15/36	600	560,479
	4.812%, 03/15/39	12,910	12,240,897
	2.650%, 11/20/40	14,850	10,631,705
	3.400%, 03/22/41	43,850	34,450,139
	2.850%, 09/03/41	5,166	3,734,867
	3.850%, 11/01/42	3,190	2,585,025
	6.550%, 09/15/43	800	884,925
	Viatris, Inc.
	3.850%, 06/22/40	1,146	873,033
	Virginia Electric & Power Co.
	4.000%, 01/15/43	7,900	6,623,837
	4.650%, 08/15/43	700	634,651
	4.450%, 02/15/44	400	352,092
	Visa, Inc.
#	2.050%, 04/15/30	48,659	44,859,771
	2.700%, 04/15/40	3,300	2,543,007
	Voya Financial, Inc.
	5.700%, 07/15/43	913	919,038
	Walmart, Inc.
	5.625%, 04/01/40	6,000	6,473,617
	5.000%, 10/25/40	7,200	7,334,801
	Walt Disney Co.
#	4.625%, 03/23/40	5,000	4,810,051
	3.500%, 05/13/40	32,131	27,016,117
	6.150%, 02/15/41	800	881,645
	5.400%, 10/01/43	5,750	5,842,861
	4.750%, 09/15/44	400	372,022
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Wells Fargo & Co.
4.150%, 01/24/29	600	$600,294
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.236%, 12/11/26	840	848,755
Welltower OP LLC
4.125%, 03/15/29	1,150	1,149,420
2.750%, 01/15/31	17,096	15,864,941
2.750%, 01/15/32	4,600	4,174,945
6.500%, 03/15/41	1,903	2,132,426
Western Union Co.
# 6.200%, 11/17/36	400	417,086
Westlake Corp.
3.375%, 06/15/30	11,285	10,765,694
WestRock MWV LLC
8.200%, 01/15/30	19,367	22,078,588
Weyerhaeuser Co.
7.375%, 03/15/32	813	928,812
Williams Cos., Inc.
3.500%, 11/15/30	13,600	12,985,463
6.300%, 04/15/40	21,000	22,617,943
5.800%, 11/15/43	400	403,620
WP Carey, Inc.
2.400%, 02/01/31	2,300	2,064,263
2.450%, 02/01/32	9,800	8,619,736
WRKCo, Inc.
# 3.000%, 06/15/33	19,705	17,556,978
Zoetis, Inc.
4.700%, 02/01/43	1,200	1,112,971
TOTAL UNITED STATES		4,079,398,311
TOTAL BONDS		5,940,968,489
U.S. TREASURY OBLIGATIONS — (38.2%)
U.S. Treasury Bills
∞ 4.078%, 11/04/25	20,000	19,997,877
∞ 4.080%, 11/06/25	20,000	19,993,656
∞ 3.983%, 11/18/25	50,000	49,919,355
∞ 4.074%, 11/25/25	50,000	49,881,475
∞ 4.177%, 11/28/25	50,000	49,865,825
∞ 4.034%, 12/02/25	25,000	24,921,932
U.S. Treasury Bonds
6.000%, 02/15/26	25,000	25,126,952
5.250%, 02/15/29	8,500	8,946,582
6.125%, 08/15/29	25,000	27,166,992
6.250%, 05/15/30	67,000	74,108,281
4.625%, 02/15/40	4,000	4,091,406
1.125%, 05/15/40	184,000	118,349,374
4.375%, 05/15/40	18,500	18,398,828
1.125%, 08/15/40	195,000	124,091,602
3.875%, 08/15/40	25,000	23,447,266
1.375%, 11/15/40	172,000	113,311,718
1.875%, 02/15/41	147,000	104,197,734

117

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	1.750%, 08/15/41	160,000	$109,550,000
	2.000%, 11/15/41	146,000	103,466,094
	2.375%, 02/15/42	135,000	100,923,046
	2.750%, 08/15/42	123,000	96,497,344
	2.750%, 11/15/42	120,000	93,703,126
	3.125%, 02/15/43	114,000	93,813,985
	2.875%, 05/15/43	130,000	102,705,078
	3.625%, 08/15/43	60,000	52,762,500
	3.625%, 02/15/44	110,000	96,310,157
	3.375%, 05/15/44	126,000	106,169,766
	3.125%, 08/15/44	130,000	105,142,578
	3.000%, 11/15/44	90,000	71,138,672
	2.500%, 02/15/45	148,000	107,178,594
	3.000%, 05/15/45	90,000	70,780,078
	2.875%, 08/15/45	115,000	88,311,914
U.S. Treasury Notes
	0.375%, 11/30/25	25,000	24,932,807
	4.875%, 11/30/25	25,000	25,014,136
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26	180,000	180,025,760
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	188,000	187,963,517
(r)	3M USTMMR + 0.182%, FRN, 3.948%, 07/31/26	195,000	195,000,431
(r)	3M USTMMR + 0.205%, FRN, 3.971%, 10/31/26	170,000	170,033,670
(r)	3M USTMMR + 0.098%, FRN, 3.864%, 01/31/27	178,000	177,811,610
(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27	174,000	173,950,147
	2.625%, 02/15/29	25,000	24,233,399
	2.375%, 03/31/29	10,000	9,600,781
	3.500%, 01/31/30	25,000	24,827,148
	3.500%, 04/30/30	25,000	24,806,641
	3.750%, 05/31/30	19,000	19,043,047
	3.750%, 06/30/30	19,000	19,038,594
		Face Amount	Value†
		(000)

	4.000%, 07/31/30	25,000	$25,316,406
	4.125%, 08/31/30	65,000	66,165,430
	4.625%, 09/30/30	65,000	67,635,547
	4.875%, 10/31/30	25,000	26,307,617
	4.375%, 11/30/30	25,000	25,744,140
	4.250%, 02/28/31	25,000	25,602,539
	4.625%, 05/31/31	10,000	10,426,563
	1.250%, 08/15/31	60,000	52,136,719
	1.375%, 11/15/31	50,000	43,472,656
	4.375%, 01/31/32	30,000	30,892,969
	1.875%, 02/15/32	105,000	93,577,149
	4.125%, 02/29/32	60,000	60,956,250
	2.875%, 05/15/32	95,000	89,626,562
	4.125%, 05/31/32	30,000	30,452,344
	4.000%, 06/30/32	30,000	30,233,203
	4.000%, 07/31/32	30,000	30,216,797
	2.750%, 08/15/32	120,000	111,965,626
	3.875%, 08/31/32	55,000	54,982,812
	4.125%, 11/15/32	80,000	81,159,375
	3.500%, 02/15/33	55,000	53,575,586
	3.375%, 05/15/33	60,000	57,846,094
	3.875%, 08/15/33	65,000	64,685,156
	4.500%, 11/15/33	60,000	62,203,125
U.S.Treasury Notes
#(r)	3M USTMMR + 0.159%, FRN, 3.925%, 07/31/27	170,000	169,965,577
TOTAL U.S. TREASURY OBLIGATIONS			4,875,697,717
TOTAL INVESTMENT SECURITIES (Cost $12,565,126,567)			12,254,198,177

		Shares
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	44,709,953	517,160,028
TOTAL INVESTMENTS — (100.0%)
(Cost $13,082,286,595)			$12,771,358,205

118

DFA Investment Grade Portfolio
CONTINUED
As of October 31, 2025, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,139,676	NZD	33,043,849	Citibank, N.A.	11/03/25	$230,334
USD	35,909,987	EUR	30,534,034	Citibank, N.A.	11/03/25	714,931
USD	12,801,467	NZD	21,702,612	Royal Bank of Canada	11/03/25	382,147
USD	98,969,133	AUD	149,691,951	Bank of New York Mellon	11/06/25	1,023,413
AUD	15,535,262	USD	10,101,024	UBS AG	11/06/25	63,934
AUD	30,359,458	USD	19,601,578	Australia and New Zealand Bank	11/10/25	264,003
USD	12,975,331	EUR	11,139,794	Citibank, N.A.	11/10/25	130,711
USD	8,637,465	EUR	7,431,930	HSBC Bank	11/10/25	68,158
USD	18,211,355	CAD	25,181,806	Royal Bank of Canada	11/10/25	250,663
USD	100,712,286	AUD	152,790,269	Societe Generale	11/10/25	734,629
USD	10,405,615	EUR	8,931,605	UBS AG	11/10/25	107,123
USD	113,366,543	AUD	171,683,078	Citibank, N.A.	11/13/25	1,022,497
AUD	21,438,974	USD	13,949,588	HSBC Bank	11/13/25	79,407
USD	19,724,032	EUR	16,988,611	Bank of New York Mellon	11/26/25	117,817
USD	88,413,085	JPY	13,458,698,591	Royal Bank of Canada	11/26/25	894,977
USD	54,590,412	EUR	46,746,211	Bank of New York Mellon	12/01/25	626,326
USD	35,493,775	EUR	30,534,034	UBS AG	12/03/25	241,137
USD	65,196,895	NZD	113,302,001	Citibank, N.A.	12/15/25	246,954
USD	44,041,188	NZD	76,216,187	Australia and New Zealand Bank	01/30/26	265,224
Total Appreciation						$7,464,385
NZD	76,216,187	USD	43,876,135	Australia and New Zealand Bank	11/03/25	$(261,422)
USD	12,285,600	NZD	21,469,726	HSBC Bank	11/03/25	(451)
EUR	30,534,034	USD	35,433,525	UBS AG	11/03/25	(238,469)
AUD	20,205,244	USD	13,231,812	Australia and New Zealand Bank	11/13/25	(10,131)
USD	93,716,975	AUD	143,710,361	Bank of New York Mellon	11/17/25	(327,091)
USD	79,911,156	AUD	123,161,172	Societe Generale	11/24/25	(692,260)
USD	19,545,006	NZD	34,229,612	Australia and New Zealand Bank	12/15/25	(76,989)
USD	10,407,070	NZD	18,160,555	Citibank, N.A.	12/15/25	(3,400)
Total (Depreciation)						$(1,610,213)
Total Appreciation (Depreciation)						$5,854,172
As of October 31, 2025, the value of Rule 144A securities amounted to $420,076,570 or 3.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,437,531,971	—	$1,437,531,971
Bonds
Australia	—	589,686,157	—	589,686,157
Belgium	—	17,862,856	—	17,862,856
Canada	—	268,361,957	—	268,361,957
Finland	—	8,449,929	—	8,449,929

119

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$29,512,598	—	$29,512,598
Germany	—	94,704,992	—	94,704,992
Hong Kong	—	4,309,076	—	4,309,076
Ireland	—	2,321,285	—	2,321,285
Italy	—	33,270,572	—	33,270,572
Japan	—	213,024,211	—	213,024,211
Luxembourg	—	2,428,960	—	2,428,960
Netherlands	—	120,461,320	—	120,461,320
New Zealand	—	135,290,007	—	135,290,007
Norway	—	3,582,506	—	3,582,506
Singapore	—	8,667,726	—	8,667,726
Spain	—	28,811,593	—	28,811,593
Supranational Organization Obligations	—	195,115,955	—	195,115,955
Sweden	—	7,105,114	—	7,105,114
United Kingdom	—	98,603,364	—	98,603,364
United States	—	4,079,398,311	—	4,079,398,311
U.S. Treasury Obligations	—	4,875,697,717	—	4,875,697,717
Securities Lending Collateral	—	517,160,028	—	517,160,028
Total Investments in Securities	—	$12,771,358,205	—	$12,771,358,205
Financial Instruments
Assets
Forward Currency Contracts**	—	7,464,385	—	7,464,385
Liabilities
Forward Currency Contracts**	—	(1,610,213)	—	(1,610,213)
Total Financial Instruments	—	$5,854,172	—	$5,854,172
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
120

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.2%)
U.S. Treasury Inflation-Indexed Bonds
3.375%, 04/15/32	71,843	$80,104,647
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31	52,583	49,019,478
0.125%, 01/15/32	88,536	81,404,317
1.750%, 01/15/34	80,873	81,175,973
2.125%, 01/15/35	32,021	32,944,527
TOTAL U.S. TREASURY OBLIGATIONS		324,648,942

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.5%)
DFA Intermediate Government Fixed Income Portfolio	75,268,319	849,779,322
DFA Two-Year Global Fixed Income Portfolio	52,014,874	511,826,357
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,437,143,031)		1,361,605,679
TOTAL INVESTMENT SECURITIES (Cost $1,753,981,424)		1,686,254,621

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	5,885,895	5,885,895
TOTAL INVESTMENTS — (100.0%)
(Cost $1,759,867,319)			$1,692,140,516
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$324,648,942	—	$324,648,942
Affiliated Investment Companies	$1,361,605,679	—	—	1,361,605,679
Temporary Cash Investments	5,885,895	—	—	5,885,895
Total Investments in Securities	$1,367,491,574	$324,648,942	—	$1,692,140,516
See accompanying Notes to Financial Statements.
121

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	199,789	$119,833,406
0.125%, 02/15/51	212,496	119,737,017
0.125%, 02/15/52	216,953	119,683,885
1.500%, 02/15/53	64,082	51,941,727
TOTAL U.S. TREASURY OBLIGATIONS Cost ($550,188,141)		411,196,035
TOTAL INVESTMENTS — (100.0%)
(Cost $550,188,141)		$411,196,035
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$411,196,035	—	$411,196,035
Total Investments in Securities	—	$411,196,035	—	$411,196,035
See accompanying Notes to Financial Statements.
122

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	59,842	$60,554,452
3.625%, 04/15/28	385,555	407,616,713
2.500%, 01/15/29	471,509	490,256,979
3.875%, 04/15/29	440,901	479,244,592
3.375%, 04/15/32	274,670	306,255,540
2.125%, 02/15/40	407,668	411,550,954
2.125%, 02/15/41	388,774	389,583,501
0.750%, 02/15/42	283,861	226,570,079
0.625%, 02/15/43	199,375	152,683,357
1.375%, 02/15/44	149,422	128,880,861
0.750%, 02/15/45	46,773	35,251,647
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	52,912	52,468,119
0.875%, 01/15/29	516,383	510,690,761
0.250%, 07/15/29	152,605	147,639,124
0.125%, 01/15/30	246,784	235,101,847
0.125%, 07/15/30	116,240	110,294,447
0.125%, 01/15/31	211,553	198,342,709
0.125%, 07/15/31	143,831	134,083,849
0.125%, 01/15/32	267,616	246,061,096
0.625%, 07/15/32	62,437	59,015,817
1.125%, 01/15/33	98,964	95,787,602
1.375%, 07/15/33	29,866	29,384,445
1.750%, 01/15/34	148,594	149,150,536
1.875%, 07/15/34	38,199	38,733,928
2.125%, 01/15/35	30,795	31,682,507
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,433,029,993)		5,126,885,462

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	19,192,559	19,192,559
TOTAL INVESTMENTS — (100.0%)
(Cost $5,452,222,552)			$5,146,078,021
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,126,885,462	—	$5,126,885,462
Temporary Cash Investments	$19,192,559	—	—	19,192,559
Total Investments in Securities	$19,192,559	$5,126,885,462	—	$5,146,078,021
See accompanying Notes to Financial Statements.
123

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.260%, 07/07/28		5,000	$5,015,542
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.300%, 11/05/27		2,100	2,109,765
TOTAL AGENCY OBLIGATIONS				7,125,307
BONDS — (86.8%)
AUSTRALIA — (6.1%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	645,828
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.816%, 03/18/26		4,401	4,406,921
(r)	3M Swap + 0.830%, FRN, 4.406%, 03/31/26	AUD	1,900	1,245,743
(r)	3M Swap + 0.800%, FRN, 4.462%, 02/05/27	AUD	1,800	1,182,969
(r)Ω	SOFR + 0.680%, FRN, 4.966%, 07/16/27		6,000	6,028,663
	SOFR + 0.680%, FRN, 4.966%, 07/16/27		1,700	1,708,121
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 09/30/27		8,176	8,215,248
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		500	505,650
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	217,065
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 5.015%, 03/13/26		1,100	1,102,070
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.520%, FRN, 4.785%, 06/15/26		1,050	$1,051,169
(r)	3M Swap + 0.700%, FRN, 4.259%, 01/14/27	AUD	3,200	2,100,795
(r)	3M Swap + 1.020%, FRN, 4.610%, 08/18/27	AUD	2,500	1,650,750
(r)Ω	SOFR + 0.640%, FRN, 4.905%, 03/14/28		900	904,273
	SOFR + 0.640%, FRN, 4.905%, 03/14/28		33	33,157
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	2,500	1,651,813
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,748	1,725,479
Ω	4.000%, 03/27/27		2,000	1,993,644
(r)Ω	SOFR + 1.060%, FRN, 5.170%, 04/04/27		5,000	5,026,126
Ω	5.371%, 04/04/29		800	824,865
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 5.476%, 12/07/26		12,620	12,716,155
(r)Ω	SOFR + 0.920%, FRN, 5.190%, 07/02/27		3,440	3,464,951
(r)Ω	SOFR + 0.740%, FRN, 5.006%, 06/12/28		500	502,529
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	340	419,645
National Australia Bank Ltd.
(r)Ω	SOFR + 0.650%, FRN, 4.919%, 12/10/25		2,880	2,881,641
(r)	3M Swap + 0.780%, FRN, 4.414%, 05/12/26	AUD	4,151	2,722,327
(r)	3M Swap + 0.410%, FRN, 3.965%, 08/24/26	AUD	3,400	2,225,643

124

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.850%, FRN, 4.440%, 11/16/26	AUD	7,900	$5,193,936
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	3,650	2,420,006
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	1,800	1,189,541
	4.901%, 01/14/30		8,900	9,188,855
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,250	2,401,000
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.998%, 03/14/28		3,400	3,433,855
Stockland Trust
	1.625%, 04/27/26	EUR	750	860,199
Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	150	176,782
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	2,000	2,146,051
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.408%, 08/10/26	AUD	6,400	4,200,292
(r)	3M Swap + 0.820%, FRN, 4.400%, 12/15/26	AUD	6,700	4,403,844
(r)	3M Swap + 0.700%, FRN, 4.203%, 01/25/27	AUD	9,600	6,301,317
(r)	3M Swap + 1.050%, FRN, 4.623%, 05/20/27	AUD	600	396,098
(r)	3M Swap + 1.230%, FRN, 4.888%, 11/11/27	AUD	2,100	1,392,703
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	14,300	9,446,405
(r)	3M Swap + 0.930%, FRN, 4.478%, 09/19/28	AUD	4,200	2,771,913
	1.953%, 11/20/28		235	221,778
(r)	SOFR + 0.820%, FRN, 5.089%, 07/01/30		500	504,708
TOTAL AUSTRALIA				123,802,523
			Face Amount^	Value†
			(000)

BELGIUM — (0.5%)
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,000	$1,184,310
	3.375%, 05/28/30	EUR	6,700	7,821,411
KBC Group NV
	0.750%, 01/24/30	EUR	400	424,493
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,500	1,551,739
TOTAL BELGIUM				10,981,953
CANADA — (3.7%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.778%, 09/15/26		690	691,413
(r)	SOFR + 0.760%, FRN, 4.954%, 06/04/27		7,000	7,032,180
Bank of Nova Scotia
	5.450%, 08/01/29		400	416,829
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	101,748
Canadian Imperial Bank of Commerce
(r)	SOFR + 1.220%, FRN, 5.334%, 10/02/26		2,000	2,015,930
	3.807%, 07/09/29	EUR	351	419,011
Canadian Natural Resources Ltd.
Ω	5.000%, 12/15/29		7,400	7,555,676
	5.000%, 12/15/29		530	541,150
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.436%, 03/11/26		1,485	1,490,987
Enbridge, Inc.
	3.125%, 11/15/29		630	601,865
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.398%, 08/01/28		5,040	5,045,070
Federation des Caisses Desjardins du Quebec
Ω	5.250%, 04/26/29		1,160	1,200,466
	3.467%, 09/05/29	EUR	1,200	1,417,197
National Bank of Canada
	5.296%, 11/03/25	CAD	15,400	10,980,001
	3.750%, 05/02/29	EUR	300	358,200
Province of Ontario
	4.200%, 01/18/29		5,000	5,067,308
Province of Quebec
	4.500%, 04/03/29		5,000	5,118,037

125

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	$924,965
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.647%, 04/27/26		4,583	4,590,892
(r)	SOFR + 1.080%, FRN, 5.170%, 07/20/26		2,000	2,013,254
(r)	SOFR + 0.710%, FRN, 4.797%, 01/21/27		500	501,867
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.173%, 07/17/26		4,963	4,992,930
(r)	SOFR + 0.730%, FRN, 4.840%, 04/05/27		5,000	5,019,476
	4.994%, 04/05/29		930	953,729
	4.783%, 12/17/29		800	817,553
	1.952%, 04/08/30	EUR	4,600	5,092,852
	TOTAL CANADA			74,960,586
DENMARK — (1.0%)
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,200	2,562,938
	DSV Finance BV
	3.500%, 06/26/29	EUR	210	248,244
	Kommunekredit
Δ	0.000%, 11/17/29	EUR	600	627,365
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,280	2,721,469
	3.375%, 01/10/30	EUR	3,070	3,598,064
	3.625%, 07/24/30	EUR	6,290	7,419,729
	Orsted AS
	3.750%, 03/01/30	EUR	3,000	3,530,204
	TOTAL DENMARK			20,708,013
FINLAND — (1.4%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	380	439,108
	Neste OYJ
	3.750%, 03/20/30	EUR	1,700	2,016,423
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 4.872%, 03/19/27		3,900	3,919,333
	2.750%, 05/02/30	EUR	8,700	10,039,368
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
(r)Ω	SOFR + 0.830%, FRN, 5.048%, 08/28/30		4,660	$4,669,353
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	4,709	4,972,838
Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,920	2,301,553
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	738,476
TOTAL FINLAND				29,096,452
FRANCE — (5.7%)
Abertis France SAS
	3.375%, 04/21/29	EUR	2,100	2,454,766
	1.625%, 09/18/29	EUR	300	328,362
	4.250%, 03/18/30	EUR	300	362,138
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	458,149
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	900	935,117
Alstom SA
Δ	0.000%, 01/11/29	EUR	800	848,295
APRR SA
	3.125%, 01/24/30	EUR	500	584,291
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	4,542,713
	3.250%, 02/19/30	EUR	2,200	2,566,151
Banque Federative du Credit Mutuel SA
	SOFR + 1.400%, FRN, 5.500%, 07/13/26		3,800	3,826,298
(r)Ω	SOFR + 1.400%, FRN, 5.500%, 07/13/26		870	876,021
(r)Ω	SOFR + 1.130%, FRN, 5.211%, 01/23/27		900	905,980
	2.625%, 11/06/29	EUR	2,600	2,966,390
	1.250%, 06/03/30	EUR	2,000	2,131,328
BNP Paribas SA
	1.375%, 05/28/29	EUR	1,100	1,203,933
	3.625%, 09/01/29	EUR	1,000	1,181,704
BPCE SA
	3.875%, 01/11/29	EUR	1,300	1,545,699
Caisse d'Amortissement de la Dette Sociale
	4.000%, 01/25/26		7,800	7,796,506
Ω	4.000%, 01/25/26		3,100	3,098,645
	0.600%, 11/25/29	EUR	3,700	3,947,050
	3.125%, 03/01/30	EUR	400	470,937

126

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	2.875%, 05/25/30	EUR	5,000	$5,823,069
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	600	706,889
	Covivio SA
	1.625%, 06/23/30	EUR	800	867,254
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.036%, 03/11/27		6,321	6,346,064
#	5.301%, 07/12/28		250	256,979
	4.125%, 03/07/30	EUR	2,500	3,040,529
	Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	873,342
	Electricite de France SA
	4.625%, 04/26/30	EUR	700	865,559
	Engie SA
	3.625%, 01/11/30	EUR	300	356,435
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	929,753
	2.500%, 05/25/30	EUR	7,700	8,849,667
	Gecina SA
	1.625%, 03/14/30	EUR	600	658,763
	ICADE
	1.000%, 01/19/30	EUR	3,100	3,249,671
	JCDecaux SE
	1.625%, 02/07/30	EUR	2,000	2,185,330
Kering SA
	3.125%, 11/27/29	EUR	400	465,993
	1.875%, 05/05/30	EUR	400	441,380
	Klepierre SA
	2.000%, 05/12/29	EUR	300	336,309
	La Banque Postale SA
	4.375%, 01/17/30	EUR	5,300	6,451,835
	LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	119,002
	Pernod Ricard SA
	1.750%, 04/08/30	EUR	900	990,677
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,328,838
RCI Banque SA
	3.375%, 07/26/29	EUR	1,346	1,564,101
	4.875%, 10/02/29	EUR	2,390	2,917,997
	3.375%, 06/06/30	EUR	6,300	7,293,768
Societe Generale SA
	1.750%, 03/22/29	EUR	500	556,389
	0.875%, 09/24/29	EUR	3,000	3,203,776
	1.250%, 06/12/30	EUR	2,800	2,983,449
	Suez SACA
	2.375%, 05/24/30	EUR	4,800	5,393,866
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	300	$339,226
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	300	352,513
	1.375%, 04/15/30	EUR	3,000	3,233,644
TOTAL FRANCE				117,012,540
GERMANY — (4.6%)
Bayer AG
	4.250%, 08/26/29	EUR	330	399,236
	1.125%, 01/06/30	EUR	5,800	6,207,551
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	800	894,323
BMW International Investment BV
	3.125%, 08/27/30	EUR	9,700	11,335,082
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.550%, FRN, 4.664%, 04/02/26		4,000	4,004,200
(r)Ω	SOFR + 0.800%, FRN, 5.069%, 08/13/26		1,800	1,806,197
Ω	4.900%, 04/02/29		400	408,180
Ω	5.050%, 03/21/30		500	513,445
Continental AG
	3.500%, 10/01/29	EUR	1,227	1,451,240
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.940%, 01/13/28		4,830	4,834,202
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	839,872
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	112,047
Deutsche Bank AG
	4.100%, 01/13/26		1,000	999,382
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	119,983
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	1,200	1,411,388
	4.000%, 05/21/30	EUR	1,000	1,203,224
Deutsche Post AG
	3.000%, 03/24/30	EUR	2,500	2,920,103
E.ON SE
	3.125%, 03/05/30	EUR	520	610,756
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,300	1,516,679

127

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	333	$361,875
	1.500%, 05/29/30	EUR	410	444,165
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,617,759
Grand City Properties SA
	4.375%, 01/09/30	EUR	900	1,081,699
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	1,503	1,763,963
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	7,553	8,761,151
HOCHTIEF AG
	4.250%, 05/31/30	EUR	2,920	3,535,483
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,981,837
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,504,063
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		5,600	5,558,781
	0.375%, 04/23/30	EUR	3,800	4,014,297
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26		800	800,492
	4.875%, 03/09/26		360	360,923
Mercedes-Benz Finance North America LLC
#Ω	1.450%, 03/02/26		480	475,396
(r)Ω	SOFR + 0.630%, FRN, 4.705%, 07/31/26		3,200	3,204,742
Ω	4.850%, 01/11/29		400	407,949
Ω	4.300%, 02/22/29		200	200,507
Ω	5.100%, 11/15/29		400	412,849
NRW Bank
	1.050%, 03/31/26	AUD	580	375,050
Sixt SE
	3.250%, 01/22/30	EUR	700	815,469
State of Lower Saxony
	0.125%, 01/10/30	EUR	381	399,032
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,085,562
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	211	243,206
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,400	1,456,269
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	500	$587,643
Volkswagen Group of America Finance LLC
#Ω	5.250%, 03/22/29		500	510,181
#	4.950%, 08/15/29		4,000	4,045,810
Ω	4.950%, 08/15/29		2,900	2,933,212
Vonovia SE
	2.125%, 03/22/30	EUR	500	557,636
TOTAL GERMANY				93,084,091
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		12,800	12,719,562
	4.450%, 04/03/26		150	150,055
	4.625%, 09/10/29		350	352,944
Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,620	1,915,640
TOTAL IRELAND				15,138,201
ITALY — (1.1%)
AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,400	3,975,850
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,080	1,206,139
Banco BPM SpA
	3.375%, 01/21/30	EUR	2,160	2,539,664
Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	400	476,055
Eni SpA
	0.625%, 01/23/30	EUR	1,600	1,691,373
ERG SpA
	4.125%, 07/03/30	EUR	2,200	2,656,986
Iccrea Banca SpA
	3.375%, 01/30/30	EUR	800	937,305
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	4,760	6,018,198
Italgas SpA
	2.875%, 03/06/30	EUR	400	461,734
	0.875%, 04/24/30	EUR	300	318,379
Snam SpA
Δ	0.000%, 12/07/28	EUR	300	319,972
	4.000%, 11/27/29	EUR	900	1,086,591
TOTAL ITALY				21,688,246

128

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (2.4%)
Japan Government Five Year Bonds
	0.005%, 09/20/26	JPY	360,000	$2,321,511
Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	360,000	2,332,163
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,600	1,582,111
	3.195%, 07/18/29		800	771,689
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,900	2,008,920
	0.797%, 04/15/30	EUR	5,000	5,263,847
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,528	5,436,484
	2.329%, 01/22/27		2,000	1,954,512
	5.605%, 07/06/29		400	416,284
	3.103%, 01/16/30		800	757,170
	3.459%, 05/28/30	EUR	3,500	4,099,545
NTT Finance Corp.
Ω	4.876%, 07/16/30		1,000	1,018,921
(r)Ω	SOFR + 1.310%, FRN, 5.588%, 07/16/30		2,672	2,720,368
ORIX Corp.
	4.650%, 09/10/29		800	811,401
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	752,302
	5.316%, 07/09/29		800	829,078
(r)	SOFR + 1.170%, FRN, 5.441%, 07/09/29		6,200	6,263,228
	0.632%, 10/23/29	EUR	5,400	5,737,307
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.257%, 09/10/27		3,000	3,030,171
TOTAL JAPAN				48,107,012
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	3,325,229
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,470	2,943,999
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	59,466
Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	153,586
			Face Amount^	Value†
			(000)

LUXEMBOURG — (Continued)
	SELP Finance SARL
	0.875%, 05/27/29	EUR	560	$600,864
	TOTAL LUXEMBOURG			7,083,144
NETHERLANDS — (3.2%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.858%, 07/07/28		500	500,897
	0.500%, 09/23/29	EUR	3,300	3,485,407
	4.250%, 02/21/30	EUR	7,600	9,245,668
	ASN Bank NV
	4.875%, 03/07/30	EUR	1,500	1,853,344
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.308%, 08/05/26		8,200	8,246,005
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		10,377	10,387,014
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	3,300	2,170,526
(r)	SOFR + 0.710%, FRN, 4.900%, 03/05/27		3,000	3,015,936
(r)	3M Swap + 1.180%, FRN, 4.670%, 01/19/28	AUD	4,300	2,847,674
(r)	3M Swap + 1.150%, FRN, 4.722%, 11/21/28	AUD	3,950	2,621,210
	ING Groep NV
	4.550%, 10/02/28		800	808,681
	JDE Peet's NV
	4.125%, 01/23/30	EUR	990	1,188,438
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	700	818,375
	NIBC Bank NV
	3.500%, 06/05/30	EUR	5,500	6,435,422
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	938,363
	4.220%, 04/17/30	EUR	2,200	2,675,813
	Shell International Finance BV
	3.875%, 11/13/28		6,000	5,996,712
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,440	1,522,693
	2.375%, 06/03/30	EUR	1,200	1,358,110
	TOTAL NETHERLANDS			66,116,288

129

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (0.7%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	22,100	$13,300,307
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	500	269,823
TOTAL NEW ZEALAND				13,570,130
NORWAY — (1.5%)
Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,508,251
Equinor ASA
#	3.625%, 09/10/28		400	396,562
Ω	6.500%, 12/01/28		3,300	3,531,697
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.162%, 06/17/26		4,000	4,018,155
(r)Ω	SOFR + 0.400%, FRN, 4.618%, 03/03/28		13,200	13,225,075
Statnett SF
	1.250%, 04/26/30	EUR	2,500	2,689,465
Var Energi ASA
	5.500%, 05/04/29	EUR	210	259,980
Ω	5.875%, 05/22/30		2,960	3,080,115
TOTAL NORWAY				29,709,300
SINGAPORE — (1.1%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.858%, 03/21/28		20,000	20,081,865
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		3,210	3,211,188
TOTAL SINGAPORE				23,293,053
SPAIN — (1.3%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,600	5,311,278
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	7,700	9,162,521
Amadeus IT Group SA
	3.375%, 03/25/30	EUR	400	469,286
Banco Bilbao Vizcaya Argentaria SA
	3.625%, 06/07/30	EUR	1,000	1,194,568
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	1,100	1,228,105
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	900	$1,046,142
Criteria Caixa SA
	3.500%, 10/02/29	EUR	1,400	1,651,788
Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,333,571
Werfen SA
	4.250%, 05/03/30	EUR	2,900	3,498,642
TOTAL SPAIN				26,895,901
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.6%)
Asian Development Bank
	0.800%, 11/06/25	AUD	5,650	3,696,166
(r)	SOFR + 1.000%, FRN, 5.166%, 06/16/26		269	270,310
(r)	SOFR + 0.300%, FRN, 4.441%, 06/20/28		20,230	20,226,080
Asian Infrastructure Investment Bank
	0.500%, 01/27/26		3,917	3,884,799
	1.000%, 05/06/26	AUD	12,500	8,058,277
(r)	SOFR + 0.620%, FRN, 4.896%, 08/16/27		2,000	2,012,282
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	200	208,588
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	2,500	1,592,386
	0.100%, 05/20/30	EUR	176	181,686
European Bank for Reconstruction & Development
	0.500%, 01/28/26		1,900	1,884,331
(r)	SOFR + 0.190%, FRN, 4.290%, 04/14/26		378	377,936
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		10,460	10,470,027
(r)	SOFR + 0.300%, FRN, 4.559%, 02/16/29		17,200	17,183,983

130

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
(r)	SOFR + 0.320%, FRN, 4.603%, 08/14/29		2,600	$2,601,819
	4.000%, 04/15/30	EUR	700	861,938
European Union
	2.875%, 10/05/29	EUR	1,000	1,174,778
	1.625%, 12/04/29	EUR	1,300	1,455,921
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.336%, 09/16/26		11,600	11,600,348
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		16,900	16,914,789
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		4,000	4,006,758
(r)	SOFR + 0.350%, FRN, 4.466%, 10/05/28		3,000	3,002,545
(r)	SOFR + 0.300%, FRN, 4.580%, 02/15/29		20,000	19,966,000
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		2,600	2,600,555
Inter-American Investment Corp.
	4.250%, 02/14/29		4,100	4,154,548
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.474%, 01/12/27		1,400	1,401,966
(r)	SOFR + 0.280%, FRN, 4.525%, 02/23/27		9,600	9,611,136
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		19,525	19,598,024
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 4.446%, 03/16/26		23,700	23,706,873
(r)	SOFR + 0.360%, FRN, 4.596%, 08/28/29		2,430	2,428,714
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	4.406%, 10/04/27		300	$300,396
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			195,433,959
SWEDEN — (2.5%)
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,230	2,638,910
	Electrolux AB
	2.500%, 05/18/30	EUR	1,800	2,010,973
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	300	351,408
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	870	929,851
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	2,695	3,208,478
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	5,000	5,879,685
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.069%, 08/03/26		6,000	6,034,742
(r)	SOFR + 1.000%, FRN, 5.308%, 05/05/27		9,750	9,869,636
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.408%, 06/15/26		5,585	5,621,977
	0.500%, 02/18/30	EUR	1,500	1,569,546
Swedbank AB
	2.875%, 04/30/29	EUR	1,200	1,389,398
	3.250%, 09/24/29	EUR	6,107	7,164,754
	Tele2 AB
	3.750%, 11/22/29	EUR	310	369,385
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	4,318	5,041,164
	TOTAL SWEDEN			52,079,907
SWITZERLAND — (0.5%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,140	1,174,469
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,410	1,552,796

131

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
Sika Capital BV
	3.750%, 05/03/30	EUR	2,057	$2,463,755
UBS Group AG
	4.125%, 04/15/26		5,000	5,000,207
	1.250%, 09/01/26	EUR	580	663,463
TOTAL SWITZERLAND				10,854,690
UNITED KINGDOM — (2.9%)
Barclays PLC
	4.375%, 01/12/26		11,400	11,398,907
BAT International Finance PLC
	2.250%, 01/16/30	EUR	3,900	4,373,784
Cadent Finance PLC
	0.625%, 03/19/30	EUR	2,600	2,713,626
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	953,079
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	400	444,465
GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	120	132,287
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,855,706
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	500	587,257
Lloyds Banking Group PLC
	3.750%, 01/11/27		1,070	1,065,944
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	6,340	7,587,383
National Grid PLC
	0.553%, 09/18/29	EUR	1,800	1,903,069
Nationwide Building Society
	1.500%, 10/13/26		1,000	977,050
Ω	5.127%, 07/29/29		400	412,042
	3.250%, 09/05/29	EUR	700	821,013
	3.000%, 03/03/30	EUR	9,089	10,552,069
NatWest Markets PLC
	SOFR + 1.140%, FRN, 5.399%, 05/17/29		3,000	3,028,408
(r)Ω	SOFR + 1.140%, FRN, 5.399%, 05/17/29		1,000	1,009,469
	3.125%, 01/10/30	EUR	3,300	3,849,196
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	2,000	$2,379,063
Santander U.K. PLC
	3.346%, 03/25/30	EUR	700	820,171
Sky Ltd.
	2.250%, 11/17/25	EUR	600	691,585
WPP Finance 2013
	3.625%, 09/12/29	EUR	400	470,243
TOTAL UNITED KINGDOM				59,025,816
UNITED STATES — (36.0%)
3M Co.
	2.375%, 08/26/29		1,400	1,314,454
	1.750%, 05/15/30	EUR	150	164,579
7-Eleven, Inc.
Ω	0.950%, 02/10/26		500	495,311
Accenture Capital, Inc.
#	4.050%, 10/04/29		15,525	15,504,898
AES Corp.
	1.375%, 01/15/26		3,000	2,981,115
Ω	3.950%, 07/15/30		4,500	4,353,861
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,928,755
Ω	5.950%, 02/15/29		400	416,542
Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	700	782,798
Allstate Corp.
	5.050%, 06/24/29		600	617,282
Ally Financial, Inc.
	2.200%, 11/02/28		640	597,628
Alphabet, Inc.
	1.100%, 08/15/30		2,000	1,754,936
American Electric Power Co., Inc.
	2.300%, 03/01/30		200	183,764
American Express Co.
(r)	SOFR + 0.760%, FRN, 5.029%, 02/13/26		7,682	7,687,398
#(r)	SOFR + 0.650%, FRN, 4.954%, 11/04/26		9,290	9,327,566
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.812%, 01/09/26		5,200	5,203,692
(r)	SOFR + 0.920%, FRN, 5.020%, 01/12/26		5,000	5,006,853

132

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
(r)	SOFR + 0.770%, FRN, 4.932%, 03/12/27		1,000	$1,001,834
(r)	SOFR + 0.720%, FRN, 4.803%, 10/22/27		2,190	2,192,176
	4.900%, 03/13/29		170	173,754
	4.400%, 09/05/29		400	402,930
	5.850%, 10/04/30		500	531,921
	American National Group, Inc.
	5.750%, 10/01/29		400	412,786
American Tower Corp.
	5.200%, 02/15/29		7,000	7,183,127
	0.875%, 05/21/29	EUR	250	269,316
	3.800%, 08/15/29		360	353,417
	2.900%, 01/15/30		400	377,620
	3.900%, 05/16/30	EUR	1,300	1,558,056
	American Water Capital Corp.
	3.450%, 06/01/29		326	318,775
	Apple, Inc.
	4.200%, 05/12/30		10,000	10,090,385
ARES Capital Corp.
	2.875%, 06/15/28		210	199,954
	5.875%, 03/01/29		2,100	2,149,752
	5.950%, 07/15/29		3,400	3,488,965
	Arrow Electronics, Inc.
	5.150%, 08/21/29		5,400	5,513,394
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,200	1,372,765
	3.150%, 06/01/30	EUR	2,797	3,256,555
	Autodesk, Inc.
	2.850%, 01/15/30		400	378,608
	Aviation Capital Group LLC
Ω	5.375%, 07/15/29		930	951,363
	Bank of New York Mellon Corp.
	3.850%, 04/26/29		355	354,451
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,129,547
	BlackRock Funding, Inc.
#	4.700%, 03/14/29		400	408,865
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,033	1,038,490
Boeing Co.
	3.200%, 03/01/29		400	386,244
	2.950%, 02/01/30		200	188,848
	BorgWarner, Inc.
	4.950%, 08/15/29		400	409,329
Boston Properties LP
	4.500%, 12/01/28		400	400,513
	3.400%, 06/21/29		10,600	10,197,319
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	BP Capital Markets America, Inc.
	1.749%, 08/10/30		500	$446,812
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.733%, 02/20/26		6,500	6,505,525
	Brunswick Corp.
	5.850%, 03/18/29		4,600	4,748,253
	Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		10,000	10,080,240
	Camden Property Trust
	3.150%, 07/01/29		800	770,608
Capital One Financial Corp.
	4.500%, 01/30/26		578	577,821
	3.750%, 03/09/27		5,000	4,973,895
Capital One NA
	3.450%, 07/27/26		910	904,417
	2.700%, 02/06/30		6,700	6,273,548
	Cargill, Inc.
	3.875%, 04/24/30	EUR	400	481,799
	Carrier Global Corp.
	2.722%, 02/15/30		800	750,641
Caterpillar Financial Services Corp.
(r)	SOFR + 0.460%, FRN, 4.680%, 02/27/26		4,700	4,704,470
(r)	SOFR + 0.690%, FRN, 4.784%, 10/16/26		2,000	2,009,437
Charles Schwab Corp.
(r)	SOFR + 0.520%, FRN, 4.789%, 05/13/26		12,867	12,870,296
(r)	SOFR + 1.050%, FRN, 5.254%, 03/03/27		4,094	4,124,365
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		9,000	9,107,003
Chevron USA, Inc.
(r)	SOFR + 0.570%, FRN, 4.839%, 08/13/28		3,200	3,212,049
	4.687%, 04/15/30		15,000	15,362,036
	4.300%, 10/15/30		7,000	7,055,781
	Choice Hotels International, Inc.
	3.700%, 12/01/29		800	768,011
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,500	1,597,593

133

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Cigna Group
5.000%, 05/15/29		6,900	$7,077,677
4.500%, 09/15/30		7,000	7,027,237
Cisco Systems, Inc.
4.750%, 02/24/30		3,000	3,074,684
Citigroup, Inc.
1.250%, 04/10/29	EUR	800	881,200
Citizens Financial Group, Inc.
2.500%, 02/06/30		400	368,091
CNO Financial Group, Inc.
5.250%, 05/30/29		3,740	3,800,023
Colgate-Palmolive Co.
4.200%, 05/01/30		3,460	3,491,367
Comcast Corp.
# 4.550%, 01/15/29		4,100	4,163,428
Conagra Brands, Inc.
4.600%, 11/01/25		730	730,000
8.250%, 09/15/30		2,878	3,311,450
ConocoPhillips Co.
4.700%, 01/15/30		600	611,972
COPT Defense Properties LP
2.250%, 03/15/26		3,400	3,366,038
Crown Castle, Inc.
2.900%, 03/15/27		8,000	7,855,916
4.900%, 09/01/29		800	811,476
CVS Health Corp.
5.400%, 06/01/29		2,800	2,897,512
5.125%, 02/21/30		800	821,550
1.750%, 08/21/30		5,000	4,418,083
Danaher Corp.
2.500%, 03/30/30	EUR	3,500	4,014,152
Darden Restaurants, Inc.
4.550%, 10/15/29		2,000	2,010,569
Dollar General Corp.
3.500%, 04/03/30		1,300	1,250,957
DuPont de Nemours, Inc.
4.493%, 11/15/25		201	200,958
DXC Technology Co.
1.800%, 09/15/26		15,069	14,733,563
Eaton Capital ULC
0.577%, 03/08/30	EUR	485	509,772
Elevance Health, Inc.
5.150%, 06/15/29		400	412,263
Eli Lilly & Co.
4.750%, 02/12/30		3,000	3,081,169
Emerson Electric Co.
2.000%, 10/15/29	EUR	1,500	1,690,992
Energy Transfer LP
4.150%, 09/15/29		200	198,450
Enterprise Products Operating LLC
3.125%, 07/31/29		800	772,923
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	EPR Properties
	3.750%, 08/15/29		2,400	$2,311,804
	ERAC USA Finance LLC
Ω	3.800%, 11/01/25		4,050	4,050,000
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,174,821
	Eversource Energy
	4.250%, 04/01/29		400	399,246
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	1,750	1,922,221
	Fiserv, Inc.
	3.500%, 07/01/29		800	769,841
Flex Ltd.
	3.750%, 02/01/26		7,612	7,590,056
	4.875%, 06/15/29		375	379,695
	FMC Corp.
	3.450%, 10/01/29		730	680,524
	Fortive Corp.
	3.700%, 08/15/29	EUR	1,200	1,422,788
	GATX Corp.
	3.850%, 03/30/27		850	844,855
General Electric Co.
(r)	TSFR3M + 0.642%, FRN, 4.963%, 05/05/26		1,400	1,402,840
	1.500%, 05/17/29	EUR	120	133,761
	General Mills, Inc.
	4.875%, 01/30/30		200	204,204
General Motors Financial Co., Inc.
(r)	SOFR + 1.040%, FRN, 5.268%, 02/26/27		3,000	3,002,738
(r)	SOFR + 1.350%, FRN, 5.634%, 05/08/27		1,600	1,608,240
(r)	SOFR + 1.050%, FRN, 5.149%, 07/15/27		528	528,992
	5.800%, 01/07/29		320	333,368
	4.300%, 04/06/29		310	308,949
	4.900%, 10/06/29		310	314,496
	5.350%, 01/07/30		310	318,966
	4.000%, 07/10/30	EUR	5,420	6,483,350
Global Payments, Inc.
	2.150%, 01/15/27		5,000	4,870,660
	3.200%, 08/15/29		2,120	2,003,374
	5.300%, 08/15/29		200	203,532
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		2,685	2,735,934

134

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	1,900	$2,097,779
	HCA, Inc.
	5.250%, 03/01/30		1,400	1,446,998
Healthcare Realty Holdings LP
	3.100%, 02/15/30		200	188,868
	2.400%, 03/15/30		1,100	996,747
Highwoods Realty LP
	4.200%, 04/15/29		5,522	5,418,303
	3.050%, 02/15/30		400	371,107
	Home Depot, Inc., SOFR + 0.330%, FRN
(r)	4.462%, 12/24/25		4,000	4,001,652
	Honeywell International, Inc.
	3.375%, 03/01/30	EUR	2,500	2,947,503
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,000	951,098
HSBC USA, Inc.
#(r)	SOFR + 0.960%, FRN, 5.154%, 03/04/27		1,844	1,854,806
(r)	SOFR + 0.970%, FRN, 5.174%, 06/03/28		4,600	4,632,567
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	185,326
	Hyatt Hotels Corp.
	5.250%, 06/30/29		6,400	6,581,860
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	4,800	5,377,502
	Illumina, Inc.
	5.800%, 12/12/25		1,100	1,100,332
Intel Corp.
	4.875%, 02/10/26		100	100,153
	4.000%, 08/05/29		730	721,915
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		1,300	1,299,220
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	2,840	3,302,697
Jabil, Inc.
	4.250%, 05/15/27		5,000	5,000,756
	3.600%, 01/15/30		200	193,282
Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	5,132,537
	4.000%, 04/16/29	EUR	1,900	2,245,445
	John Deere Bank SA
	3.300%, 10/15/29	EUR	500	590,675
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 4.788%, 03/03/26		600	$600,776
(r) SOFR + 0.440%, FRN, 4.644%, 03/06/26		3,700	3,703,251
(r) SOFR + 0.790%, FRN, 4.994%, 06/08/26		9,784	9,815,389
(r) SOFR + 0.680%, FRN, 4.782%, 07/15/27		2,075	2,094,173
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 5.186%, 12/08/26		27,240	27,436,482
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.038%, 03/15/27		514	514,840
KeyCorp
2.550%, 10/01/29		6,100	5,722,803
Kinder Morgan, Inc.
5.100%, 08/01/29		1,400	1,437,821
Lear Corp.
4.250%, 05/15/29		400	397,644
Legg Mason, Inc.
4.750%, 03/15/26		7,000	7,004,350
LPL Holdings, Inc.
6.750%, 11/17/28		200	213,219
5.200%, 03/15/30		1,200	1,225,799
Marathon Petroleum Corp.
5.150%, 03/01/30		2,130	2,188,987
Markel Group, Inc.
3.350%, 09/17/29		1,925	1,852,088
Mastercard, Inc.
(r) SOFR + 0.440%, FRN, 4.598%, 03/15/28		1,550	1,551,453
2.950%, 06/01/29		5,000	4,833,456
McDonald's Corp.
4.000%, 03/07/30	EUR	800	968,054
Medtronic, Inc.
3.650%, 10/15/29	EUR	350	418,154
Meta Platforms, Inc.
4.300%, 08/15/29		200	201,933
4.800%, 05/15/30		4,300	4,420,802
Micron Technology, Inc.
5.327%, 02/06/29		400	412,320
4.663%, 02/15/30		3,000	3,033,203

135

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26		300	$302,085
MPLX LP
	1.750%, 03/01/26		2,558	2,536,470
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,400	1,488,668
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	5,200	6,084,477
	3.150%, 06/03/30	EUR	1,000	1,162,417
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.096%, 02/05/27		300	301,663
(r)	SOFR + 0.820%, FRN, 4.974%, 09/16/27		1,100	1,105,800
	5.150%, 06/15/29		71	73,560
Netflix, Inc.
	3.625%, 06/15/30	EUR	2,500	2,982,207
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.760%, FRN, 4.829%, 01/29/26		2,580	2,583,282
	4.900%, 03/15/29		400	409,679
	3.500%, 04/01/29		800	783,063
	2.750%, 11/01/29		450	426,821
NOV, Inc.
	3.600%, 12/01/29		200	193,791
Novartis Capital Corp.
	3.800%, 09/18/29		498	495,064
	2.200%, 08/14/30		7,000	6,453,922
Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		1,300	1,319,111
Ovintiv, Inc.
	5.375%, 01/01/26		2,414	2,411,620
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	5,360	6,155,113
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25		4,000	3,994,924
Ω	4.450%, 01/29/26		1,572	1,571,422
PepsiCo, Inc.
	5.250%, 11/10/25		420	420,076
(r)	SOFR + 0.400%, FRN, 4.669%, 02/13/26		1,506	1,507,506
	2.625%, 07/29/29		910	866,724
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Philip Morris International, Inc.
	4.875%, 02/13/29		600	$612,632
	4.625%, 11/01/29		200	202,890
	5.625%, 11/17/29		1,600	1,678,768
	5.500%, 09/07/30		6,000	6,301,843
Phillips 66 Co.
	3.150%, 12/15/29		800	764,608
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		8,400	8,128,096
	3.800%, 09/15/30		360	347,882
Principal Financial Group, Inc.
	3.700%, 05/15/29		600	588,928
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	915,980
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.794%, 04/16/27		10,100	10,131,361
PVH Corp.
	5.500%, 06/13/30		3,500	3,565,001
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,474,496
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,170,534
	3.200%, 01/15/27		10,000	9,899,456
	4.750%, 02/15/29		800	814,778
	3.100%, 12/15/29		3,388	3,265,071
	4.875%, 07/06/30	EUR	2,600	3,219,176
Revvity, Inc.
	3.300%, 09/15/29		400	383,455
Roche Holdings, Inc.
(r)Ω	SOFR + 0.740%, FRN, 5.007%, 11/13/26		3,600	3,617,554
Ω	5.338%, 11/13/28		1,600	1,661,846
	1.930%, 12/13/28		3,000	2,827,775
Ω	4.203%, 09/09/29		5,000	5,027,544
RTX Corp.
	2.150%, 05/18/30	EUR	5,660	6,331,198
Ryder System, Inc.
	4.300%, 06/15/27		2,140	2,144,929
Santander Holdings USA, Inc.
	3.244%, 10/05/26		6,000	5,953,520
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,408,414
Sempra
	3.700%, 04/01/29		239	234,534

136

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Shell Finance U.S., Inc.
	2.375%, 11/07/29		7,400	$6,958,239
	Simon Property Group LP
	2.450%, 09/13/29		6,200	5,828,338
State Street Corp.
(r)	SOFR + 0.845%, FRN, 4.906%, 08/03/26		5,500	5,518,853
(r)	SOFR + 0.640%, FRN, 4.723%, 10/22/27		1,810	1,814,982
Store Capital LLC
	4.625%, 03/15/29		400	397,545
Ω	5.400%, 04/30/30		5,000	5,094,063
	Synchrony Financial
	5.150%, 03/19/29		4,000	4,061,453
	Tapestry, Inc.
	5.100%, 03/11/30		1,000	1,024,313
Texas Instruments, Inc.
	4.600%, 02/08/29		400	408,529
	4.500%, 05/23/30		7,000	7,116,565
	Timken Co.
	4.500%, 12/15/28		400	400,852
	T-Mobile USA, Inc.
	2.400%, 03/15/29		2,700	2,547,046
Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 5.147%, 05/18/26		5,030	5,047,075
(r)	SOFR + 0.650%, FRN, 4.782%, 03/19/27		2,000	2,008,100
	4.950%, 01/09/30		400	412,273
	4.800%, 05/15/30		410	420,399
	3.850%, 07/24/30	EUR	3,100	3,726,494
	Truist Bank
	4.050%, 11/03/25		5,000	5,000,000
	Truist Financial Corp.
	1.950%, 06/05/30		13,559	12,226,223
	UDR, Inc.
	3.200%, 01/15/30		400	382,791
UnitedHealth Group, Inc.
(r)	SOFR + 0.500%, FRN, 4.599%, 07/15/26		4,332	4,335,931
	2.875%, 08/15/29		3,300	3,158,773
	4.800%, 01/15/30		400	409,254
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,286	6,257,971
	Valero Energy Corp.
	5.150%, 02/15/30		600	617,089
Ventas Realty LP
	4.125%, 01/15/26		2,000	1,998,292
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
4.400%, 01/15/29		2,900	$2,907,063
# 3.000%, 01/15/30		400	378,935
Verizon Communications, Inc.
3.875%, 02/08/29		400	397,074
1.875%, 10/26/29	EUR	410	457,867
4.016%, 12/03/29		800	792,472
1.250%, 04/08/30	EUR	5,700	6,134,177
VMware LLC
1.400%, 08/15/26		1,760	1,723,696
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.505%, 04/28/27		2,000	2,007,055
Waste Management, Inc.
3.875%, 01/15/29		445	442,330
Wells Fargo & Co.
4.150%, 01/24/29		171	171,084
0.625%, 03/25/30	EUR	100	105,027
Wells Fargo Bank NA
(r) SOFR + 1.060%, FRN, 5.347%, 08/07/26		500	502,909
(r) SOFR + 1.070%, FRN, 5.236%, 12/11/26		2,600	2,627,097
Western Union Co.
1.350%, 03/15/26		11,347	11,218,878
Westlake Corp.
1.625%, 07/17/29	EUR	4,087	4,489,736
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,200	1,152,791
WPC Eurobond BV
0.950%, 06/01/30	EUR	1,950	2,045,659
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30		200	205,790
TOTAL UNITED STATES			735,938,760
TOTAL BONDS			1,774,580,565
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Inflation-Indexed Bonds
~ 2.000%, 01/15/26		16,322	16,315,560
U.S. Treasury Inflation-Indexed Notes
~ 0.125%, 04/15/26		11,117	11,042,866
~ 0.125%, 04/15/27		8,031	7,895,185
U.S. Treasury Notes
(r) 3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26		32,000	32,004,580

137

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27	48,000	$47,986,247
TOTAL U.S. TREASURY OBLIGATIONS			115,244,438
COMMERCIAL PAPER — (6.9%)
AUSTRALIA — (0.8%)
Telstra Group Ltd.
Ω	4.268%, 11/25/25	12,000	11,966,917
Ω	4.197%, 12/10/25	5,000	4,977,815
TOTAL AUSTRALIA			16,944,732
CANADA — (1.0%)
PSP Capital, Inc.
Ω	4.099%, 12/05/25	4,750	4,731,866
TELUS Corp.
Ω	5.037%, 01/16/26	4,000	3,960,715
Ω	4.984%, 01/28/26	2,000	1,977,396
Toronto-Dominion Bank
Ω	4.220%, 12/15/25	10,500	10,447,308
TOTAL CANADA			21,117,285
FRANCE — (1.2%)
Caisse des Depots et Consignations
Ω	4.167%, 12/01/25	9,000	8,969,610
Ω	4.069%, 02/10/26	5,000	4,944,382
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.018%, 02/02/26	6,000	5,939,171
Sanofi SA
Ω	4.169%, 12/17/25	3,500	3,482,068
TOTAL FRANCE			23,335,231
GERMANY — (0.3%)
BASF SE
Ω	4.809%, 11/04/25	5,000	4,997,741
NETHERLANDS — (0.8%)
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	6,500	6,497,850
Ω	4.156%, 11/18/25	10,000	9,980,395
TOTAL NETHERLANDS			16,478,245
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
European Investment Bank
	4.151%, 11/17/25	9,000	$8,983,508
UNITED STATES — (2.4%)
Alphabet, Inc.
Ω	4.144%, 12/05/25	10,500	10,460,068
EIDP, Inc.
Ω	4.245%, 11/04/25	8,000	7,996,402
Ω	4.246%, 11/07/25	3,000	2,997,597
Ω	4.222%, 12/12/25	1,250	1,243,977
Harley-Davidson Financial Services, Inc.
Ω	4.676%, 11/05/25	5,000	4,997,085
Ω	4.924%, 12/02/25	2,000	1,992,436
Mondelez International, Inc.
Ω	4.535%, 11/03/25	4,000	3,998,651
NextEra Energy Capital Holdings, Inc.
Ω	4.317%, 11/07/25	800	799,353
Parker-Hannifin Corp.
Ω	4.211%, 12/17/25	2,000	1,989,264
Procter & Gamble Co.
Ω	4.090%, 12/08/25	5,000	4,979,779
Ω	4.094%, 12/15/25	2,464	2,452,250
Sanofi SA
Ω	4.456%, 11/25/25	5,000	4,986,378
TOTAL UNITED STATES			48,893,240
TOTAL COMMERCIAL PAPER (Cost $140,747,966)			140,749,982
TOTAL INVESTMENT SECURITIES (Cost $2,025,896,021)			2,037,700,292

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	599,777	6,937,621
TOTAL INVESTMENTS — (100.0%)
(Cost $2,032,833,642)			$2,044,637,913

138

DFA Short-Duration Real Return Portfolio
CONTINUED
As of October 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,160,127	CAD	1,613,556	Citibank, N.A.	11/03/25	$9,682
USD	980,593	GBP	729,166	Citibank, N.A.	11/06/25	22,684
USD	5,193,614	NZD	8,844,681	Royal Bank of Canada	11/07/25	131,659
USD	75,888,877	EUR	64,882,640	UBS AG	11/07/25	1,089,274
USD	5,143,994	CAD	7,167,133	Citibank, N.A.	11/10/25	32,103
USD	65,324,284	EUR	55,885,335	Societe Generale	11/10/25	886,299
USD	4,714,054	JPY	716,948,785	Societe Generale	11/10/25	59,508
USD	90,599,235	EUR	77,749,544	Australia and New Zealand Bank	11/12/25	940,866
USD	5,955,082	CAD	8,292,438	Citibank, N.A.	11/12/25	39,971
USD	37,104,640	AUD	56,232,357	Citibank, N.A.	11/13/25	307,941
USD	59,731,412	EUR	51,332,907	Societe Generale	11/13/25	532,555
USD	7,713,414	EUR	6,620,818	UBS AG	11/13/25	78,061
USD	71,033,844	EUR	59,872,588	Societe Generale	11/21/25	1,955,580
USD	1,246,713	GBP	934,682	Citibank, N.A.	11/26/25	18,762
USD	81,941,930	EUR	70,579,894	State Street Bank and Trust	11/26/25	487,092
USD	62,051,605	EUR	53,140,251	UBS AG	12/01/25	706,203
USD	1,156,979	CAD	1,613,556	Citibank, N.A.	12/03/25	4,768
USD	2,074,534	NZD	3,470,797	Royal Bank of Canada	12/10/25	85,353
USD	4,446,354	NZD	7,722,891	Royal Bank of Canada	12/29/25	16,489
USD	2,329,031	NZD	3,990,212	Royal Bank of Canada	12/31/25	40,034
Total Appreciation						$7,444,884
CAD	1,613,556	USD	1,155,189	Citibank, N.A.	11/03/25	$(4,745)
EUR	5,005,509	USD	5,836,974	Bank of New York Mellon	11/12/25	(64,776)
USD	34,997,727	AUD	53,945,236	Bank of New York Mellon	11/24/25	(306,990)
Total (Depreciation)						$(376,511)
Total Appreciation (Depreciation)						$7,068,373
As of October 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	25,000,000	01/08/26	—	—	$113,844	$113,844
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,981,747	4,981,747
Citibank, N.A.	2.979%	Fixed	CPI	Maturity	USD	24,000,000	03/06/26	—	—	1,504	1,504
Citibank, N.A.	2.765%	Fixed	CPI	Maturity	USD	40,000,000	11/26/25	—	—	92,380	92,380
Citibank, N.A.	2.738%	Fixed	CPI	Maturity	USD	22,000,000	02/07/26	—	—	64,662	64,662
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	303,533	303,533
Citibank, N.A.	2.589%	Fixed	CPI	Maturity	USD	57,000,000	06/30/28	—	—	121,971	121,971
Citibank, N.A.	2.548%	Fixed	CPI	Maturity	USD	48,000,000	11/13/25	—	—	195,229	195,229
Citibank, N.A.	2.348%	Fixed	CPI	Maturity	USD	50,000,000	11/05/25	—	—	290,619	290,619
Citibank, N.A.	2.344%	Fixed	CPI	Maturity	USD	50,000,000	11/06/25	—	—	294,069	294,069
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	1,109,757	1,109,757
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	972,668	972,668
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	223,787	223,787

139

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	$5,391,235	$5,391,235
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	5,247,870	5,247,870
Deutsche Bank AG, London Branch	2.755%	Fixed	CPI	Maturity	USD	56,000,000	11/25/25	—	—	133,136	133,136
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	102,960	102,960
Deutsche Bank AG, London Branch	2.625%	Fixed	CPI	Maturity	USD	30,000,000	12/09/25	—	—	114,554	114,554
Deutsche Bank AG, London Branch	2.624%	Fixed	CPI	Maturity	USD	50,000,000	02/04/26	—	—	200,994	200,994
Deutsche Bank AG, London Branch	2.580%	Fixed	CPI	Maturity	USD	35,000,000	10/30/28	—	—	4,153	4,153
Deutsche Bank AG, London Branch	2.528%	Fixed	CPI	Maturity	USD	34,000,000	05/07/29	—	—	30,096	30,096
Morgan Stanley and Co. International	2.925%	Fixed	CPI	Maturity	USD	34,000,000	03/04/26	—	—	23,330	23,330
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	60,000,000	07/02/27	—	—	40,871	40,871
Morgan Stanley and Co. International	2.629%	Fixed	CPI	Maturity	USD	65,000,000	06/12/28	—	—	40,942	40,942
Morgan Stanley and Co. International	2.614%	Fixed	CPI	Maturity	USD	50,000,000	06/18/28	—	—	71,340	71,340
Morgan Stanley and Co. International	2.602%	Fixed	CPI	Maturity	USD	27,000,000	01/29/26	—	—	114,857	114,857
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	25,000,000	12/19/25	—	—	104,629	104,629
Morgan Stanley and Co. International	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	61,795	61,795
Morgan Stanley and Co. International	2.564%	Fixed	CPI	Maturity	USD	39,000,000	03/12/28	—	—	104,451	104,451
Total Appreciation										$20,552,983	$20,552,983
Bank of America Corp.	2.812%	Fixed	CPI	Maturity	USD	60,000,000	07/28/28	—	—	(228,299)	(228,299)
Bank of America Corp.	2.726%	Fixed	CPI	Maturity	USD	64,000,000	10/06/28	—	—	(201,416)	(201,416)
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	38,000,000	06/02/28	—	—	(17,727)	(17,727)
Citibank, N.A.	2.783%	Fixed	CPI	Maturity	USD	47,000,000	09/26/28	—	—	(212,927)	(212,927)
Citibank, N.A.	2.759%	Fixed	CPI	Maturity	USD	39,000,000	09/09/28	—	—	(142,895)	(142,895)
Citibank, N.A.	2.688%	Fixed	CPI	Maturity	USD	23,000,000	10/15/28	—	—	(53,658)	(53,658)
Citibank, N.A.	2.668%	Fixed	CPI	Maturity	USD	25,000,000	06/25/28	—	—	(2,634)	(2,634)
Citibank, N.A.	2.624%	Fixed	CPI	Maturity	USD	70,000,000	10/23/28	—	—	(60,546)	(60,546)
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	65,000,000	10/29/28	—	—	(42,123)	(42,123)
Deutsche Bank AG, London Branch	2.877%	Fixed	CPI	Maturity	USD	55,000,000	09/02/28	—	—	(383,898)	(383,898)

140

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.805%	Fixed	CPI	Maturity	USD	23,000,000	07/17/28	—	—	$(86,333)	$(86,333)
Deutsche Bank AG, London Branch	2.777%	Fixed	CPI	Maturity	USD	33,000,000	07/15/28	—	—	(93,206)	(93,206)
Deutsche Bank AG, London Branch	2.767%	Fixed	CPI	Maturity	USD	43,000,000	08/11/28	—	—	(125,148)	(125,148)
Deutsche Bank AG, London Branch	2.707%	Fixed	CPI	Maturity	USD	27,000,000	05/12/28	—	—	(85,173)	(85,173)
Deutsche Bank AG, London Branch	2.649%	Fixed	CPI	Maturity	USD	82,000,000	05/23/29	—	—	(231,785)	(231,785)
Morgan Stanley and Co. International	2.789%	Fixed	CPI	Maturity	USD	34,000,000	08/04/28	—	—	(108,314)	(108,314)
Morgan Stanley and Co. International	2.748%	Fixed	CPI	Maturity	USD	30,000,000	10/10/28	—	—	(117,488)	(117,488)
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	56,000,000	10/03/28	—	—	(203,608)	(203,608)
Morgan Stanley and Co. International	2.713%	Fixed	CPI	Maturity	USD	27,000,000	02/21/28	—	—	(9,864)	(9,864)
Total (Depreciation)										$(2,407,042)	$(2,407,042)
Total Appreciation (Depreciation)										$18,145,941	$18,145,941
*
As of October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,192,093  in connection with open inflation swap contracts.
As of October 31, 2025, the value of Rule 144A securities amounted to $337,054,867 or 16.1% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$7,125,307	—	$7,125,307
Bonds
Australia	—	123,802,523	—	123,802,523
Belgium	—	10,981,953	—	10,981,953
Canada	—	74,960,586	—	74,960,586
Denmark	—	20,708,013	—	20,708,013
Finland	—	29,096,452	—	29,096,452
France	—	117,012,540	—	117,012,540
Germany	—	93,084,091	—	93,084,091
Ireland	—	15,138,201	—	15,138,201
Italy	—	21,688,246	—	21,688,246

141

DFA Short-Duration Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$48,107,012	—	$48,107,012
Luxembourg	—	7,083,144	—	7,083,144
Netherlands	—	66,116,288	—	66,116,288
New Zealand	—	13,570,130	—	13,570,130
Norway	—	29,709,300	—	29,709,300
Singapore	—	23,293,053	—	23,293,053
Spain	—	26,895,901	—	26,895,901
Supranational Organization Obligations	—	195,433,959	—	195,433,959
Sweden	—	52,079,907	—	52,079,907
Switzerland	—	10,854,690	—	10,854,690
United Kingdom	—	59,025,816	—	59,025,816
United States	—	735,938,760	—	735,938,760
U.S. Treasury Obligations	—	115,244,438	—	115,244,438
Commercial Paper	—	140,749,982	—	140,749,982
Securities Lending Collateral	—	6,937,621	—	6,937,621
Total Investments in Securities	—	$2,044,637,913	—	$2,044,637,913
Financial Instruments
Assets
Forward Currency Contracts**	—	7,444,884	—	7,444,884
Swap Agreements**	—	20,552,983	—	20,552,983
Liabilities
Forward Currency Contracts**	—	(376,511)	—	(376,511)
Swap Agreements**	—	(2,407,042)	—	(2,407,042)
Total Financial Instruments	—	$25,214,314	—	$25,214,314
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
142

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Government National Mortgage Association, TBA
	6.000%, 11/01/55 TBA		3,554	$3,616,912
Uniform Mortgage-Backed Security, TBA
	2.000%, 11/01/55 TBA		7,998	6,484,358
	2.500%, 11/01/55 TBA		7,503	6,369,045
	3.000%, 11/01/55 TBA		905	801,774
	6.000%, 11/01/55 TBA		5,852	5,984,003
	6.500%, 11/01/55 TBA		3,875	4,012,503
TOTAL AGENCY OBLIGATIONS				27,268,595
BONDS — (85.5%)
AUSTRALIA — (5.6%)
Commonwealth Bank of Australia
(r)	3M Swap + 0.950%, FRN, 4.540%, 08/17/28	AUD	850	561,616
(r)Ω	SOFR + 0.810%, FRN, 5.075%, 03/14/30		850	856,323
(r)Ω	SOFR + 0.780%, FRN, 5.049%, 10/01/30		1,300	1,308,420
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,145,408
Ω	4.375%, 04/01/31		112	108,402
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	5.006%, 06/12/28		600	603,035
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	4,260	2,354,392
	3.500%, 11/20/37	AUD	2,000	1,115,647
Norfina Ltd., 3M Swap + 0.980%, FRN
(r)	4.528%, 03/19/29	AUD	500	329,826
Treasury Corp. of Victoria
	2.250%, 09/15/33	AUD	2,100	1,156,933
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
2.250%, 11/20/34	AUD	4,090	$2,166,828
2.000%, 09/17/35	AUD	2,100	1,056,876
4.750%, 09/15/36	AUD	2,050	1,307,138
Westpac Banking Corp., SOFR + 0.810%, FRN
(r) 5.096%, 04/16/29		3,000	3,025,096
TOTAL AUSTRALIA			17,095,940
CANADA — (13.6%)
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	468,509
City of Montreal
4.250%, 12/01/32	CAD	200	150,313
4.250%, 09/01/33	CAD	200	149,695
4.100%, 12/01/34	CAD	3,000	2,202,488
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	1,400	1,462,540
4.750%, 06/02/33	CAD	3,300	2,576,520
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	501,959
Province of Alberta
3.950%, 06/01/35	CAD	3,800	2,782,720
Province of British Columbia
5.250%, 05/23/34	AUD	1,700	1,132,621
4.150%, 06/18/34	CAD	1,900	1,419,727
4.000%, 06/18/35	CAD	3,000	2,196,007
3.500%, 05/29/40	EUR	730	829,913
Province of Manitoba
3.800%, 06/02/33	CAD	5,200	3,814,384
4.250%, 06/02/34	CAD	1,000	751,189
5.700%, 03/05/37	CAD	1,000	827,871
Province of Nova Scotia
3.850%, 06/01/35	CAD	4,000	2,892,075
Province of Ontario
5.350%, 05/08/34	AUD	2,000	1,339,548
4.150%, 06/02/34	CAD	2,000	1,497,358
3.600%, 06/02/35	CAD	1,200	853,257
5.600%, 06/02/35	CAD	1,400	1,158,151
4.700%, 06/02/37	CAD	1,400	1,075,451
Province of Quebec
3.250%, 09/01/32	CAD	4,100	2,929,327
3.000%, 01/24/33	EUR	700	808,975
4.450%, 09/01/34	CAD	300	228,405
5.100%, 06/04/35	AUD	1,300	849,518
Province of Saskatchewan
3.800%, 06/02/35	CAD	3,400	2,459,137
PSP Capital, Inc.
4.150%, 06/01/33	CAD	700	525,398

143

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	3.250%, 07/02/34	EUR	1,400	$1,626,521
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	573,716
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,171,947
	TOTAL CANADA			41,255,240
DENMARK — (0.6%)
DSV Finance BV
	3.375%, 11/06/32	EUR	200	232,790
	3.375%, 11/06/34	EUR	750	858,654
	Novo Nordisk Finance Netherlands BV
	3.125%, 05/27/33	EUR	650	750,855
	TOTAL DENMARK			1,842,299
FINLAND — (0.9%)
	Finnvera OYJ
	1.250%, 07/14/33	EUR	700	718,776
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	652	674,421
	Nokia OYJ
	6.625%, 05/15/39		682	737,753
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	600	626,188
	TOTAL FINLAND			2,757,138
FRANCE — (9.6%)
	Abertis France SAS
	1.625%, 09/18/29	EUR	1,100	1,203,995
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	400	466,852
Agence France Locale
	3.000%, 08/20/32	EUR	3,500	3,997,557
	3.125%, 03/20/33	EUR	800	911,870
	3.125%, 03/20/34	EUR	100	113,108
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,385,363
	0.625%, 02/21/31	EUR	600	605,801
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	547,242
	1.250%, 07/13/31	GBP	400	432,494
	BPCE SA
#Ω	2.700%, 10/01/29		1,500	1,410,639
	Bpifrance SACA
	3.375%, 05/25/34	EUR	1,200	1,380,566
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	200	$226,464
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	1,500	1,723,312
	3.125%, 05/25/35	EUR	2,700	3,035,471
	Caisse Francaise de Financement Local SA
	3.125%, 07/20/33	EUR	2,700	3,120,076
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	411,489
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	3,050	2,665,796
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,311,198
	LVMH Moet Hennessy Louis Vuitton SE
	3.000%, 03/07/32	EUR	200	232,458
	Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	800	851,917
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	815,670
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	1,062,748
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	1,067,925
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	84,888
	TOTAL FRANCE			29,064,899
GERMANY — (2.7%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	454,904
	BMW International Investment BV
	3.500%, 01/22/33	EUR	100	117,053
	Deutsche Bahn AG
	1.625%, 08/16/33	EUR	400	420,204
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	356,095
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	664,519
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	900	1,048,717

144

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	3.000%, 09/08/33	EUR	2,500	$2,899,488
	3.375%, 02/22/37	EUR	200	229,732
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	927,550
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	1,032,284
	TOTAL GERMANY			8,150,546
ITALY — (0.4%)
UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,066,125
JAPAN — (5.9%)
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	58,000	402,146
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,690,699
	1.400%, 09/20/34	JPY	350,000	2,239,809
	1.200%, 09/20/35	JPY	394,000	2,449,953
	0.400%, 03/20/36	JPY	370,000	2,102,669
	0.600%, 09/20/37	JPY	20,000	112,178
	0.600%, 12/20/37	JPY	349,000	1,945,328
	0.500%, 12/20/41	JPY	207,600	1,018,494
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,748,284
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	621,412
	2.096%, 04/08/32	EUR	400	432,668
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,172,395
	Nomura Holdings, Inc.
	2.608%, 07/14/31		1,000	900,606
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,158,983
	TOTAL JAPAN			17,995,624
LUXEMBOURG — (0.8%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	232,593
	European Financial Stability Facility
	1.250%, 05/24/33	EUR	600	619,133
	JAB Holdings BV
	5.000%, 06/12/33	EUR	300	375,539
		Face Amount^	Value†
		(000)

LUXEMBOURG — (Continued)
SELP Finance SARL
3.750%, 01/16/32	EUR	1,000	$1,168,147
TOTAL LUXEMBOURG			2,395,412
NETHERLANDS — (1.8%)
Cooperatieve Rabobank UA, 3M Swap + 0.910%, FRN
(r) 4.408%, 07/17/29	AUD	600	395,034
Enexis Holding NV
0.625%, 06/17/32	EUR	1,640	1,617,119
3.250%, 04/09/33	EUR	2,076	2,420,887
Tennet Netherlands BV
2.375%, 05/17/33	EUR	1,000	1,115,664
TOTAL NETHERLANDS			5,548,704
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	350	204,642
2.750%, 04/15/37	NZD	2,750	1,354,709
TOTAL NEW ZEALAND			1,559,351
NORWAY — (0.8%)
Aker BP ASA
4.000%, 05/29/32	EUR	900	1,058,465
Equinor ASA
1.375%, 05/22/32	EUR	800	832,196
1.625%, 11/09/36	EUR	500	474,962
TOTAL NORWAY			2,365,623
SPAIN — (0.2%)
Telefonica Emisiones SA
3.724%, 01/23/34	EUR	400	463,356
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
International Finance Corp.
1.500%, 04/15/35	AUD	2,500	1,222,805
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	211,629
SWITZERLAND — (0.8%)
Tyco Electronics Group SA
3.250%, 01/31/33	EUR	300	345,678
UBS Group AG
0.875%, 11/03/31	EUR	1,870	1,896,963
0.625%, 02/24/33	EUR	200	190,721
TOTAL SWITZERLAND			2,433,362

145

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (3.7%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	$177,412
Ω	5.500%, 08/11/32		1,000	1,031,095
	Barclays PLC
	3.250%, 01/17/33	GBP	600	695,433
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	560,741
	4.125%, 04/12/32	EUR	200	239,505
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,418,440
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	1,200	1,381,492
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	81,984
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	665,047
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	412,455
	Segro PLC
	3.500%, 09/24/32	EUR	200	231,329
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,336,185
	U.K. Gilts
	0.625%, 07/31/35	GBP	2,000	1,847,496
	Vodafone Group PLC
	6.150%, 02/27/37		71	77,437
	TOTAL UNITED KINGDOM			11,156,051
UNITED STATES — (37.1%)
	Accenture Capital, Inc.
	4.500%, 10/04/34		1,300	1,281,791
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		150	137,539
#	3.500%, 03/15/32		270	233,890
	Aetna, Inc.
	4.125%, 11/15/42		400	319,680
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,503,100
	Ally Financial, Inc.
	8.000%, 11/01/31		300	341,537
	Alphabet, Inc.
	3.000%, 05/06/33	EUR	1,371	1,587,836
Altria Group, Inc.
	3.400%, 05/06/30		200	192,172
	3.400%, 02/04/41		1,000	770,816
	American Assets Trust LP
	3.375%, 02/01/31		1,000	910,481
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	American Honda Finance Corp.
	3.950%, 03/19/32	EUR	300	$357,032
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	504,721
	APA Corp.
	4.750%, 04/15/43		895	700,506
	ARES Capital Corp.
	3.200%, 11/15/31		800	707,967
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	356,555
	Assurant, Inc.
	2.650%, 01/15/32		1,000	879,350
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,107,691
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,310,847
	3.850%, 03/01/32		500	466,704
	Bank of America Corp.
	5.875%, 02/07/42		1,050	1,126,708
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	603,929
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	561,273
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,438,494
	0.472%, 01/23/32	JPY	200,000	1,164,318
	1.585%, 04/16/40	JPY	100,000	545,448
	BlackRock Funding, Inc.
	5.000%, 03/14/34		972	1,005,435
	Blackrock, Inc.
	3.750%, 07/18/35	EUR	1,000	1,191,315
	Block, Inc.
	3.500%, 06/01/31		1,500	1,396,632
	Blue Owl Finance LLC
	6.250%, 04/18/34		500	518,851
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	92,362
	Boston Properties LP
	5.750%, 01/15/35		1,000	1,022,575
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	339,717
Broadcom, Inc.
	2.600%, 02/15/33		1,000	882,577
Ω	3.187%, 11/15/36		150	128,017
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,322,951
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	411,421
	Capital One NA
	4.650%, 09/13/28		200	202,428

146

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	$1,049,111
	CF Industries, Inc.
	4.950%, 06/01/43		500	458,046
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	780,241
	Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	300	303,154
Conagra Brands, Inc.
	5.750%, 08/01/35		600	612,998
	5.300%, 11/01/38		200	192,446
	ConocoPhillips
	6.500%, 02/01/39		300	338,111
CVS Health Corp.
	6.125%, 09/15/39		1,000	1,045,456
	4.125%, 04/01/40		500	427,902
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		650	602,748
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	963,190
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	459,029
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	995,227
	Dow Chemical Co.
	5.650%, 03/15/36		800	800,774
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	265,994
	DPL LLC
	4.350%, 04/15/29		1,500	1,473,241
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	887,948
	Energy Transfer LP
	6.500%, 02/01/42		1,000	1,053,410
	EnerSys
Ω	4.375%, 12/15/27		1,000	987,435
	EPR Properties
	3.750%, 08/15/29		1,200	1,155,902
	Experian Finance PLC
Ω	2.750%, 03/08/30		602	565,953
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	5,290	5,306,564
	1.408%, 06/26/39	EUR	2,700	2,304,527
	F&G Annuities & Life, Inc.
	6.250%, 10/04/34		900	914,813
	FedEx Corp.
	3.250%, 05/15/41		1,200	897,650
	Flowserve Corp.
	2.800%, 01/15/32		2,000	1,779,116
	Ford Motor Credit Co. LLC
	7.122%, 11/07/33		600	644,686
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Fox Corp.
	5.476%, 01/25/39		500	$502,728
	GATX Corp.
	3.500%, 06/01/32		500	463,770
	General Mills, Inc.
	3.850%, 04/23/34	EUR	1,200	1,411,090
	GLP Capital LP/GLP Financing II, Inc.
	4.000%, 01/15/30		200	193,736
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	220,443
	Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	499,061
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	553,285
HCA, Inc.
	7.500%, 11/06/33		117	135,401
	4.375%, 03/15/42		1,000	862,650
	Huntsman International LLC
	2.950%, 06/15/31		1,000	811,167
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	545,951
Intel Corp.
	4.600%, 03/25/40		800	723,911
	5.625%, 02/10/43		700	690,749
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	981,610
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,684,806
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	766,074
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	906,371
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	787,840
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	263,586
	Johnson & Johnson
	3.050%, 02/26/33	EUR	200	234,237
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	568,919
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	1,054,656

147

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	KB Home
	4.000%, 06/15/31		1,500	$1,416,182
	Kemper Corp.
	3.800%, 02/23/32		1,000	924,210
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,328,379
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	112,880
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		1,775	1,426,278
	Las Vegas Sands Corp.
	6.200%, 08/15/34		500	525,026
	LYB International Finance III LLC
	3.375%, 10/01/40		500	371,074
	MGM Resorts International
	4.625%, 09/01/26		350	349,490
	Micron Technology, Inc.
	3.366%, 11/01/41		500	386,246
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	922,421
Ω	3.875%, 05/15/32		250	225,411
	Morgan Stanley
	6.375%, 07/24/42		300	338,432
	MPLX LP
	4.500%, 04/15/38		1,000	906,690
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	911,178
	Nestle Finance International Ltd.
	3.750%, 11/14/35	EUR	1,100	1,318,603
	NOV, Inc.
	3.950%, 12/01/42		1,000	788,257
	OneMain Finance Corp.
	7.125%, 03/15/26		158	159,031
	ONEOK, Inc.
	6.350%, 01/15/31		300	321,115
Oracle Corp.
	6.125%, 07/08/39		600	618,266
	3.600%, 04/01/40		875	685,238
	Owens Corning
	3.500%, 02/15/30		1,500	1,447,818
Paramount Global
	4.950%, 01/15/31		200	196,116
	6.875%, 04/30/36		700	736,158
	Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	811,566
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	912,189
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	$193,526
	6.700%, 05/15/36		200	217,372
	6.650%, 01/15/37		500	543,275
PPG Industries, Inc.
	3.250%, 03/04/32	EUR	100	114,925
Principal Financial Group, Inc.
	6.050%, 10/15/36		147	159,765
Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	488,739
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	1,022,094
	0.875%, 01/24/32	EUR	200	200,313
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	244,019
RTX Corp.
	4.500%, 06/01/42		500	454,485
Sabra Health Care LP
	3.200%, 12/01/31		900	816,929
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		400	389,131
Ω	4.125%, 01/15/31		500	470,913
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	819,652
Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	2,271,779
Shell International Finance BV
	1.875%, 04/07/32	EUR	390	421,999
	1.250%, 11/11/32	EUR	190	193,477
Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	866,433
Steelcase, Inc.
	5.125%, 01/18/29		700	684,250
Stellantis Finance U.S., Inc.
Ω	6.450%, 03/18/35		1,000	1,038,042
Store Capital LLC
	4.625%, 03/15/29		900	894,476
Tapestry, Inc.
	3.050%, 03/15/32		300	271,147
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,014,605
T-Mobile USA, Inc.
	6.700%, 12/15/33		200	223,721
UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	501,623

148

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	$637,131
Visa, Inc.
	3.125%, 05/15/33	EUR	3,100	3,609,901
	2.375%, 06/15/34	EUR	300	327,802
Vontier Corp.
	2.950%, 04/01/31		665	604,684
Walmart, Inc.
	5.250%, 09/28/35	GBP	26	35,666
	4.875%, 07/08/40		284	286,066
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	289,227
Western Digital Corp.
	2.850%, 02/01/29		1,200	1,139,090
Westlake Corp.
	1.625%, 07/17/29	EUR	500	549,270
WP Carey, Inc.
	4.250%, 07/23/32	EUR	300	358,587
XPLR Infrastructure Operating Partners LP
#Ω	4.500%, 09/15/27		300	293,419
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	199,500
	3.625%, 03/15/31		500	469,430
TOTAL UNITED STATES				112,207,096
TOTAL BONDS				258,791,200
U.S. TREASURY OBLIGATIONS — (4.9%)
U.S. Treasury Inflation-Indexed Notes
~	0.125%, 04/15/27		3,958	3,891,198
		Face Amount^	Value†
		(000)

	1.625%, 10/15/27	2,417	$2,446,032
U.S. Treasury Notes
(r)	3M USTMMR + 0.150%, FRN, 3.916%, 04/30/26	4,300	4,299,166
(r)	3M USTMMR + 0.182%, FRN, 3.948%, 07/31/26	3,000	3,000,007
(r)	3M USTMMR + 0.098%, FRN, 3.864%, 01/31/27	1,300	1,298,624
TOTAL U.S. TREASURY OBLIGATIONS			14,935,027
TOTAL INVESTMENT SECURITIES (Cost $304,837,248)			300,994,822

		Shares
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	144,453	1,670,882
TOTAL INVESTMENTS — (100.0%)
(Cost $306,508,130)			$302,665,704
As of October 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,137,988	AUD	7,761,731	HSBC Bank	11/03/25	$59,488
USD	9,051,834	CAD	12,587,189	Societe Generale	11/03/25	77,331
USD	13,321,786	EUR	11,326,082	UBS AG	11/03/25	266,777
USD	1,729,148	EUR	1,470,373	Bank of New York Mellon	11/04/25	34,323
USD	12,170,009	EUR	10,349,541	Citibank, N.A.	11/04/25	240,610
USD	4,119,175	GBP	3,072,953	Citibank, N.A.	11/06/25	82,221
USD	9,564,055	CAD	13,330,799	Societe Generale	11/07/25	57,435
USD	8,500,787	CAD	11,845,048	Bank of New York Mellon	11/10/25	52,415
USD	11,410,273	EUR	9,765,087	Citibank, N.A.	11/10/25	150,744
USD	406,942	CAD	568,790	Citibank, N.A.	11/10/25	1,258
USD	4,941,112	AUD	7,495,094	Societe Generale	11/10/25	36,730

149

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,084,563	JPY	773,298,208	Societe Generale	11/10/25	$64,187
USD	13,983,245	EUR	12,001,127	Citibank, N.A.	11/12/25	143,917
USD	4,158,046	AUD	6,323,185	Citibank, N.A.	11/12/25	20,401
USD	8,174,703	EUR	7,025,303	Citibank, N.A.	11/13/25	72,883
USD	1,255,450	EUR	1,073,737	State Street Bank and Trust	11/13/25	17,180
USD	2,912,758	GBP	2,180,973	Citibank, N.A.	11/17/25	47,532
USD	5,842,891	JPY	881,766,899	Citibank, N.A.	11/17/25	114,251
USD	2,223,322	EUR	1,910,436	Citibank, N.A.	11/21/25	19,149
USD	1,164,144	EUR	1,000,983	HSBC Bank	11/21/25	9,255
USD	8,080,479	EUR	6,809,858	Societe Generale	11/21/25	223,575
USD	13,484,692	EUR	11,617,163	Bank of New York Mellon	11/26/25	77,557
USD	5,984,280	JPY	910,993,808	Royal Bank of Canada	11/26/25	60,345
USD	3,839,448	CAD	5,358,017	Citibank, N.A.	11/28/25	14,367
USD	13,149,330	EUR	11,259,590	Australia and New Zealand Bank	12/01/25	151,196
USD	9,022,359	CAD	12,587,189	Citibank, N.A.	12/03/25	34,077
USD	13,163,781	EUR	11,326,082	UBS AG	12/03/25	87,412
USD	13,311,265	EUR	11,484,302	UBS AG	12/04/25	51,478
NZD	29,866	USD	17,122	Citibank, N.A.	12/23/25	5
USD	1,524,639	NZD	2,603,603	Royal Bank of Canada	12/23/25	31,604
USD	35,244	NZD	60,556	Citibank, N.A.	12/24/25	517
USD	53,713	NZD	92,808	Citibank, N.A.	12/29/25	478
AUD	276,974	USD	181,313	Citibank, N.A.	01/02/26	22
USD	5,094,676	AUD	7,761,731	UBS AG	01/02/26	13,066
Total Appreciation						$2,313,786
CAD	12,587,189	USD	9,008,422	Citibank, N.A.	11/03/25	$(33,919)
EUR	11,326,082	USD	13,141,426	UBS AG	11/03/25	(86,417)
AUD	7,761,731	USD	5,091,540	UBS AG	11/03/25	(13,040)
EUR	335,612	USD	389,974	Citibank, N.A.	11/04/25	(3,130)
EUR	11,484,302	USD	13,288,830	UBS AG	11/04/25	(51,449)
CAD	208,366	USD	148,757	Citibank, N.A.	11/07/25	(164)
EUR	1,143,856	USD	1,337,010	Bank of New York Mellon	11/12/25	(17,951)
EUR	1,332,434	USD	1,565,450	Australia and New Zealand Bank	11/21/25	(28,148)
EUR	1,064,097	USD	1,253,095	Citibank, N.A.	11/21/25	(25,389)
USD	1,176,026	AUD	1,812,729	Citibank, N.A.	11/24/25	(10,323)
JPY	77,756,872	USD	510,791	Citibank, N.A.	11/26/25	(5,160)
Total (Depreciation)						$(275,090)
Total Appreciation (Depreciation)						$2,038,696
As of October 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$509,075	$509,075
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	5,138	5,138
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,035,649	4,035,649
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	273,447	273,447

150

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	$62,267	$62,267
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	106,123	106,123
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	66,386	66,386
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	285,675	285,675
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	394,836	394,836
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	595,640	595,640
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	390,160	390,160
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	357,263	357,263
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	523,759	523,759
Deutsche Bank AG, London Branch	2.477%	Fixed	CPI	Maturity	USD	6,000,000	06/27/34	—	—	13,882	13,882
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	160,946	160,946
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	45,748	45,748
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	70,777	70,777
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	39,109	39,109
Morgan Stanley and Co. International	2.415%	Fixed	CPI	Maturity	USD	9,000,000	05/06/35	—	—	56,278	56,278
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	219,615	219,615
Total Appreciation										$8,211,773	$8,211,773
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(88,483)	(88,483)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(70,915)	(70,915)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(8,631)	(8,631)
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(104,174)	(104,174)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	2,000,000	07/12/27	—	—	(45,562)	(45,562)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(7,641)	(7,641)
Deutsche Bank AG, London Branch	2.557%	Fixed	CPI	Maturity	USD	11,000,000	09/17/33	—	—	(44,409)	(44,409)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(21,822)	(21,822)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(171,091)	(171,091)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(123,374)	(123,374)

151

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	$(1,690)	$(1,690)
Morgan Stanley and Co. International	2.502%	Fixed	CPI	Maturity	USD	9,000,000	05/19/33	—	—	(4,199)	(4,199)
Total (Depreciation)										$(691,991)	$(691,991)
Total Appreciation (Depreciation)										$7,519,782	$7,519,782
*
As of October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,772,664  in connection with open inflation swap contracts.
As of October 31, 2025, the value of Rule 144A securities amounted to $18,283,900 or 6.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$27,268,595	—	$27,268,595
Bonds
Australia	—	17,095,940	—	17,095,940
Canada	—	41,255,240	—	41,255,240
Denmark	—	1,842,299	—	1,842,299
Finland	—	2,757,138	—	2,757,138
France	—	29,064,899	—	29,064,899
Germany	—	8,150,546	—	8,150,546
Italy	—	1,066,125	—	1,066,125
Japan	—	17,995,624	—	17,995,624
Luxembourg	—	2,395,412	—	2,395,412
Netherlands	—	5,548,704	—	5,548,704
New Zealand	—	1,559,351	—	1,559,351
Norway	—	2,365,623	—	2,365,623
Spain	—	463,356	—	463,356
Supranational Organization Obligations	—	1,222,805	—	1,222,805
Sweden	—	211,629	—	211,629
Switzerland	—	2,433,362	—	2,433,362
United Kingdom	—	11,156,051	—	11,156,051
United States	—	112,207,096	—	112,207,096
U.S. Treasury Obligations	—	14,935,027	—	14,935,027
Securities Lending Collateral	—	1,670,882	—	1,670,882
Total Investments in Securities	—	$302,665,704	—	$302,665,704
Financial Instruments
Assets
Forward Currency Contracts**	—	2,313,786	—	2,313,786
Swap Agreements**	—	8,211,773	—	8,211,773

152

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Liabilities
Forward Currency Contracts**	—	$(275,090)	—	$(275,090)
Swap Agreements**	—	(691,991)	—	(691,991)
Total Financial Instruments	—	$9,558,478	—	$9,558,478
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $5,059, $75,097, $465 and $5,394 of securities on loan, respectively)	$4,225,647	$4,531,315	$1,014,535	$9,335,847
Temporary Cash Investments at Value & Cost	238,154	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,163, $76,601, $479 and $5,554, respectively)	5,163	76,601	479	5,554
Foreign Currencies at Value	1	7,259	173	47,358
Cash	—	87,358	32,510	232,640
Receivables:
Dividends and Interest	5,407	14,458	9,854	66,886
Securities Lending Income	3	9	—	3
Fund Shares Sold	1,770	2,466	211	5,338
Unrealized Gain on Forward Currency Contracts	—	12,535	10,717	63,888
Unrealized Gain on Foreign Currency Contracts	—	1	—	48
Prepaid Expenses and Other Assets	19	27	11	60
Total Assets	4,476,164	4,732,029	1,068,490	9,757,622
LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,163	76,598	479	5,625
Investment Securities Purchased	217,314	74,173	21,986	263,645
Fund Shares Redeemed	5,484	3,739	122	11,444
Due to Advisor	362	542	124	1,450
Unrealized Loss on Forward Currency Contracts	—	1,659	1,026	6,017
Unrealized Loss on Foreign Currency Contracts	—	—	—	48
Accrued Expenses and Other Liabilities	389	358	64	559
Total Liabilities	228,712	157,069	23,801	288,788
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,247,452	$4,574,960	$1,044,689	$9,468,834
Institutional Class Shares — based on shares outstanding of 414,782,018, 464,897,235, 108,781,161 and 931,074,416, respectively, $0.01 Par Value (1)	$10.24	$9.84	$9.60	$10.17
(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000
Investment Securities at Cost	$4,225,843	$4,541,656	$1,010,194	$9,377,420
Foreign Currencies at Cost	$1	$7,267	$174	$47,408
NET ASSETS CONSIST OF:
Paid-In Capital	$4,327,270	$4,692,522	$1,136,754	$10,478,646
Total Distributable Earnings (Loss)	(79,818)	(117,562)	(92,065)	(1,009,812)
NET ASSETS	$4,247,452	$4,574,960	$1,044,689	$9,468,834

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $5,496 of securities on loan, respectively)	$980,292	$1,751,156	$5,973,675	$5,701,315
Temporary Cash Investments at Value & Cost	—	163,932	22,702	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $5,588, respectively)	—	—	—	5,588
Foreign Currencies at Value	176	—	—	725
Cash	2,947	—	—	99,971
Receivables:
Dividends, Interest and Tax Reclaims	12,115	191	69,854	40,690
Securities Lending Income	—	—	—	1
Fund Shares Sold	1,332	1,277	9,849	4,885
Unrealized Gain on Forward Currency Contracts	10,170	—	—	22,170
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	25	15	36	30
Total Assets	1,007,057	1,916,571	6,076,116	5,875,376
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	5,616
Investment Securities Purchased	—	156,485	7,000	86,959
Fund Shares Redeemed	612	851	2,839	3,484
Due to Advisor	139	208	461	733
Unrealized Loss on Forward Currency Contracts	557	—	—	2,077
Accrued Expenses and Other Liabilities	51	118	296	304
Total Liabilities	1,359	157,662	10,596	99,173
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,005,698	$1,758,909	$6,065,520	$5,776,203
Institutional Class Shares — based on shares outstanding of 116,187,059, 176,297,213, 537,443,637 and 551,285,356, respectively, $0.01 Par Value (1)	$8.66	$9.98	$11.29	$10.48
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000
Investment Securities at Cost	$1,053,798	$1,751,142	$6,149,439	$5,661,902
Foreign Currencies at Cost	$176	$—	$—	$728
NET ASSETS CONSIST OF:
Paid-In Capital	$1,263,956	$1,891,806	$6,676,444	$6,128,213
Total Distributable Earnings (Loss)	(258,258)	(132,897)	(610,924)	(352,010)
NET ASSETS	$1,005,698	$1,758,909	$6,065,520	$5,776,203

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $38,352, $5,562, $32,712 and $506,957 of securities on loan, respectively)	$1,725,141	$799,280	$3,021,842	$12,254,198
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $39,103, $5,677, $33,443 and $517,160, respectively)	39,103	5,677	33,443	517,160
Foreign Currencies at Value	74	157	322	541
Segregated Cash for TBA Securities	—	—	2,206	—
Cash	16,248	10,400	29,793	300,262
Receivables:
Investment Securities Sold	—	22,570	—	—
Dividends, Interest and Tax Reclaims	22,923	9,203	27,921	117,466
Securities Lending Income	13	4	11	111
Fund Shares Sold	103	488	1,429	10,798
Unrealized Gain on Forward Currency Contracts	8,561	7,315	17,484	7,464
Unrealized Gain on Foreign Currency Contracts	—	50	—	—
Prepaid Expenses and Other Assets	18	21	19	44
Total Assets	1,812,184	855,165	3,134,470	13,208,044
LIABILITIES:
Payables:
Upon Return of Securities Loaned	39,175	5,684	33,474	517,611
Investment Securities Purchased	7,978	8,215	276,315	225,040
Fund Shares Redeemed	2,149	1,036	1,802	7,996
Due to Advisor	239	112	468	1,691
Segregated Cash for TBA Securities	—	—	1,900	—
Unrealized Loss on Forward Currency Contracts	670	628	1,115	1,610
Unrealized Loss on Foreign Currency Contracts	—	2	—	—
Accrued Expenses and Other Liabilities	107	62	141	503
Total Liabilities	50,318	15,739	315,215	754,451
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,761,866	$839,426	$2,819,255	$12,453,593
Institutional Class Shares — based on shares outstanding of 178,702,806, 86,798,874, 300,199,923 and 1,208,397,007, respectively, $0.01 Par Value (1)	$9.86	$9.67	$9.39	$10.31
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000
Investment Securities at Cost	$1,729,789	$786,188	$3,064,435	$12,565,127
Foreign Currencies at Cost	$75	$158	$322	$544
NET ASSETS CONSIST OF:
Paid-In Capital	$1,978,501	$877,877	$3,215,087	$13,558,997
Total Distributable Earnings (Loss)	(216,635)	(38,451)	(395,832)	(1,105,404)
NET ASSETS	$1,761,866	$839,426	$2,819,255	$12,453,593

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,361,606	—	—	—
Investment Securities at Value (including $0, $0, $0 and $6,755 of securities on loan, respectively)	324,649	$411,196	$5,126,885	$2,037,700
Temporary Cash Investments at Value & Cost	5,886	—	19,193	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $6,938, respectively)	—	—	—	6,938
Foreign Currencies at Value	—	—	—	261
Segregated Cash for Swaps Contracts	—	—	—	13,489
Cash	—	1,203	—	23,018
Receivables:
Dividends and Interest	800	429	14,269	18,589
Securities Lending Income	—	—	—	3
Fund Shares Sold	1,080	401	4,548	2,025
Unrealized Gain on Swap Contracts	—	—	—	20,554
Unrealized Gain on Forward Currency Contracts	—	—	—	7,445
Prepaid Expenses and Other Assets	19	4	31	28
Total Assets	1,694,040	413,233	5,164,926	2,130,050
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	6,928
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	11,640
Fund Shares Redeemed	1,133	199	4,542	1,721
Due to Advisor	22	35	396	316
Segregated Cash for Swap Contracts	—	—	—	13,184
Unrealized Loss on Swap Contracts	—	—	—	2,408
Unrealized Loss on Forward Currency Contracts	—	—	—	377
Accrued Expenses and Other Liabilities	69	18	217	123
Total Liabilities	1,224	252	5,155	36,697
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,692,816	$412,981	$5,159,771	$2,093,353
Institutional Class Shares — based on shares outstanding of 179,671,403, 75,864,609, 457,527,952 and 190,791,431, respectively, $0.01 Par Value (1)	$9.42	$5.44	$11.28	$10.97
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$1,437,143	$—	$—	$—
Investment Securities at Cost	$316,838	$550,188	$5,433,030	$2,025,896
Foreign Currencies at Cost	$—	$—	$—	$262
NET ASSETS CONSIST OF:
Paid-In Capital	$1,860,109	$619,128	$5,712,468	$1,985,855
Total Distributable Earnings (Loss)	(167,293)	(206,147)	(552,697)	107,498
NET ASSETS	$1,692,816	$412,981	$5,159,771	$2,093,353

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $1,629 of securities on loan, respectively)	$300,995
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,671)	1,671
Foreign Currencies at Value	33
Segregated Cash for Swaps Contracts	2,830
Cash	1,785
Receivables:
Dividends and Interest	2,735
Fund Shares Sold	106
Unrealized Gain on Swap Contracts	8,211
Unrealized Gain on Forward Currency Contracts	2,314
Prepaid Expenses and Other Assets	13
Total Assets	320,693
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,669
Investment Securities Purchased	27,844
Fund Shares Redeemed	16
Due to Advisor	67
Segregated Cash for Swap Contracts	2,780
Unrealized Loss on Swap Contracts	692
Unrealized Loss on Forward Currency Contracts	275
Accrued Expenses and Other Liabilities	111
Total Liabilities	33,454
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$287,239
Institutional Class Shares — based on shares outstanding of 29,047,396, $0.01 Par Value (1)	$9.89
(1) NUMBER OF SHARES AUTHORIZED	500,000,000
Investment Securities at Cost	$304,837
Foreign Currencies at Cost	$34
NET ASSETS CONSIST OF:
Paid-In Capital	$308,703
Total Distributable Earnings (Loss)	(21,464)
NET ASSETS	$287,239

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividend Income from Affiliates	$25	$258	$178	$584
Interest	199,076	194,210	42,359	393,447
Income from Securities Lending, Net	7	29	18	35
Total Investment Income	199,108	194,497	42,555	394,066
Expenses
Investment Management Fees	4,439	6,322	1,417	16,890
Accounting & Transfer Agent Fees	729	678	152	1,918
Custodian Fees	44	57	25	150
Filing Fees	57	60	37	154
Shareholders' Reports	38	67	26	197
Directors'/Trustees' Fees & Expenses	35	35	8	73
Professional Fees	59	62	14	127
Other	72	126	27	180
Total Expenses	5,473	7,407	1,706	19,689
Net Expenses	5,473	7,407	1,706	19,689
Net Investment Income (Loss)	193,635	187,090	40,849	374,377
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	656	(2,195)	(1,637)	27,364
Affiliated Investment Companies Shares Sold	—	6	2	12
Foreign Currency Transactions	—	(51)	19	(332)
Forward Currency Contracts	—	15,243	(1,746)	56,923
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(808)	6,889	8,095	(40,541)
Affiliated Investment Companies Shares	—	(3)	(1)	(5)
Translation of Foreign Currency-Denominated Amounts	—	(9)	(35)	(492)
Forward Currency Contracts.	—	(3,496)	7,288	17,913
Net Realized and Unrealized Gain (Loss)	(152)	16,384	11,985	60,842
Net Increase (Decrease) in Net Assets Resulting from Operations	$193,483	$203,474	$52,834	$435,219
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio
Investment Income
Dividend Income from Affiliates	—	—	—	$1,012
Interest	$22,459	$74,725	$187,144	238,224
Income from Securities Lending, Net	—	—	—	76
Total Investment Income	22,459	74,725	187,144	239,312
Expenses
Investment Management Fees	1,534	2,391	5,341	8,513
Accounting & Transfer Agent Fees	181	305	1,030	1,099
Custodian Fees	50	17	55	92
Filing Fees	36	41	100	72
Shareholders' Reports	60	29	117	112
Directors'/Trustees' Fees & Expenses	7	14	46	43
Professional Fees	12	23	81	75
Previously Waived Fees Recovered by Advisor (Note C)	15	—	—	4
Other	26	32	109	117
Total Expenses	1,921	2,852	6,879	10,127
Fees Waived, Expenses Reimbursed by Advisor (Note C)	4	—	—	—
Fees Paid Indirectly (Note C)	42	—	—	—
Net Expenses	1,875	2,852	6,879	10,127
Net Investment Income (Loss)	20,584	71,873	180,265	229,185
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(23,509)	89	(48,331)	2,282
Foreign Currency Transactions	151	—	—	14
Forward Currency Contracts	(7,419)	—	—	(5,817)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,332	59	205,553	57,917
Affiliated Investment Companies Shares	—	—	—	(1)
Translation of Foreign Currency-Denominated Amounts	58	—	—	40
Forward Currency Contracts.	(4,073)	—	—	2,008
Net Realized and Unrealized Gain (Loss)	27,540	148	157,222	56,443
Net Increase (Decrease) in Net Assets Resulting from Operations	$48,124	$72,021	$337,487	$285,628
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio	DFA Targeted Credit Portfolio	DFA Global Core Plus Fixed Income Portfolio	DFA Investment Grade Portfolio
Investment Income
Dividend Income from Affiliates	$1,767	$390	—	$9,527
Interest	81,529	31,064	$103,451	478,312
Income from Securities Lending, Net	180	31	107	1,048
Total Investment Income	83,476	31,485	103,558	488,887
Expenses
Investment Management Fees	2,894	1,521	5,345	19,201
Accounting & Transfer Agent Fees	443	200	589	2,385
Custodian Fees	25	22	65	104
Filing Fees	42	33	68	125
Shareholders' Reports	56	35	89	250
Directors'/Trustees' Fees & Expenses	15	7	20	93
Professional Fees	26	11	36	162
Previously Waived Fees Recovered by Advisor (Note C)	—	—	14	—
Other	38	24	66	222
Total Expenses	3,539	1,853	6,292	22,542
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	162	145	—
Net Expenses	3,539	1,691	6,147	22,542
Net Investment Income (Loss)	79,937	29,794	97,411	466,345
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,008)	13,953	(33,103)	(75,891)
Affiliated Investment Companies Shares Sold	(2)	—	5	32
Foreign Currency Transactions	186	206	775	98
Forward Currency Contracts	2,664	(14,163)	5,439	13,448
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	63,574	11,570	104,494	347,920
Affiliated Investment Companies Shares	(1)	(1)	—	(2)
Translation of Foreign Currency-Denominated Amounts	3	(23)	(35)	85
Forward Currency Contracts.	3,365	5,959	(1,996)	(11,251)
Net Realized and Unrealized Gain (Loss)	45,781	17,501	75,579	274,439
Net Increase (Decrease) in Net Assets Resulting from Operations	$125,718	$47,295	$172,990	$740,784
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$49,397	—	—	$384
Interest	16,908	$24,362	$183,283	85,137
Income from Securities Lending, Net	—	—	—	34
Total Investment Income	66,305	24,362	183,283	85,555
Expenses
Investment Management Fees	2,028	379	4,560	3,584
Accounting & Transfer Agent Fees	336	23	547	455
Custodian Fees	4	3	47	39
Filing Fees	53	26	53	49
Shareholders' Reports	30	20	116	82
Directors'/Trustees' Fees & Expenses	13	3	39	15
Professional Fees	11	5	67	28
Other	14	13	90	64
Total Expenses	2,489	472	5,519	4,316
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,773	—	—	—
Net Expenses	716	472	5,519	4,316
Net Investment Income (Loss)	65,589	23,890	177,764	81,239
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,837	(36,530)	(51,033)	(421)
Affiliated Investment Companies Shares Sold	(9,871)	—	—	2
Futures	—	—	—	(71)
Swap Contracts	—	—	—	25,690
Foreign Currency Transactions	—	—	—	3,655
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,149	9,092	179,917	17,691
Affiliated Investment Companies Shares	32,295	—	—	—
Swap Contracts	—	—	—	(17,948)
Translation of Foreign Currency-Denominated Amounts	—	—	—	(12)
Forward Currency Contracts.	—	—	—	323
Net Realized and Unrealized Gain (Loss)	33,410	(27,438)	128,884	28,909
Net Increase (Decrease) in Net Assets Resulting from Operations	$98,999	$(3,548)	$306,648	$110,148
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$157
Interest	9,761
Income from Securities Lending, Net	21
Total Investment Income	9,939
Expenses
Investment Management Fees	570
Accounting & Transfer Agent Fees	88
Filing Fees	24
Shareholders' Reports	18
Directors'/Trustees' Fees & Expenses	2
Professional Fees	4
Previously Waived Fees Recovered by Advisor (Note C)	56
Other	45
Total Expenses	807
Fees Waived, Expenses Reimbursed by Advisor (Note C)	19
Net Expenses	788
Net Investment Income (Loss)	9,151
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,377)
Futures	(9)
Swap Contracts	915
Foreign Currency Transactions	(192)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,904
Swap Contracts	485
Translation of Foreign Currency-Denominated Amounts	(10)
Forward Currency Contracts.	458
Net Realized and Unrealized Gain (Loss)	10,174
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,325
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$193,635	$235,603	$187,090	$212,805	$40,849	$44,696	$374,377	$431,746
Net Realized Gain (Loss) on:
Investment Securities Sold	656	744	(2,195)	(43,711)	(1,637)	(987)	27,364	59,983
Affiliated Investment Companies Shares Sold	—	(34)	6	(3)	2	—	12	(5)
Foreign Currency Transactions	—	—	(51)	715	19	13	(332)	806
Forward Currency Contracts	—	—	15,243	(51,501)	(1,746)	(7,091)	56,923	(107,898)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(808)	9,064	6,889	124,315	8,095	24,813	(40,541)	102,106
Affiliated Investment Companies Shares	—	—	(3)	4	(1)	1	(5)	5
Translation of Foreign Currency-Denominated Amounts	—	—	(9)	355	(35)	54	(492)	776
Forward Currency Contracts	—	—	(3,496)	4,117	7,288	31	17,913	18,870
Net Increase (Decrease) in Net Assets Resulting from Operations	193,483	245,377	203,474	247,096	52,834	61,530	435,219	506,389
Distributions:
Institutional Class Shares	(190,508)	(229,188)	(214,694)	(196,491)	(44,531)	(38,276)	(399,330)	(493,009)
Capital Share Transactions (1):
Shares Issued	1,339,959	1,569,362	653,755	577,169	159,761	140,565	1,726,178	1,773,818
Shares Issued in Lieu of Cash Distributions	170,382	205,630	178,849	164,713	44,504	38,265	395,126	486,285
Shares Redeemed	(1,618,882)	(1,894,158)	(788,933)	(873,477)	(192,374)	(182,815)	(2,042,556)	(2,542,938)
Net Increase (Decrease) from Capital Share Transactions	(108,541)	(119,166)	43,671	(131,595)	11,891	(3,985)	78,748	(282,835)
Total Increase (Decrease) in Net Assets	(105,566)	(102,977)	32,451	(80,990)	20,194	19,269	114,637	(269,455)
Net Assets
Beginning of Year	4,353,018	4,455,995	4,542,509	4,623,499	1,024,495	1,005,226	9,354,197	9,623,652
End of Year	$4,247,452	$4,353,018	$4,574,960	$4,542,509	$1,044,689	$1,024,495	$9,468,834	$9,354,197
(1) Shares Issued and Redeemed:
Shares Issued	130,677	153,245	66,573	58,805	16,986	15,138	170,310	175,556
Shares Issued in Lieu of Cash Distributions	16,647	20,105	18,345	16,904	4,853	4,228	39,268	48,530
Shares Redeemed	(157,898)	(184,881)	(80,367)	(89,060)	(20,601)	(19,752)	(201,727)	(251,950)
Net Increase (Decrease) from Shares Issued and Redeemed	(10,574)	(11,531)	4,551	(13,351)	1,238	(386)	7,851	(27,864)
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,584	$17,173	$71,873	$78,516	$180,265	$159,917	$229,185	$253,562
Net Realized Gain (Loss) on:
Investment Securities Sold	(23,509)	(88,413)	89	1,021	(48,331)	(73,152)	2,282	(6,138)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	—	(9)
Foreign Currency Transactions	151	138	—	—	—	—	14	(251)
Forward Currency Contracts	(7,419)	(30,101)	—	—	—	—	(5,817)	(26,414)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,332	185,241	59	(700)	205,553	352,051	57,917	125,680
Affiliated Investment Companies Shares	—	—	—	—	—	—	(1)	2
Translation of Foreign Currency-Denominated Amounts	58	218	—	—	—	—	40	172
Forward Currency Contracts	(4,073)	9,924	—	—	—	—	2,008	5,821
Net Increase (Decrease) in Net Assets Resulting from Operations	48,124	94,180	72,021	78,837	337,487	438,816	285,628	352,425
Distributions:
Institutional Class Shares	(28,809)	(42,826)	(71,553)	(74,582)	(176,690)	(152,473)	(242,510)	(249,366)
Capital Share Transactions (1):
Shares Issued	199,396	224,648	380,891	463,721	1,084,455	1,384,340	1,039,845	1,137,400
Shares Issued in Lieu of Cash Distributions	27,212	40,795	65,245	71,873	167,996	148,737	240,130	247,189
Shares Redeemed	(176,949)	(426,014)	(361,550)	(358,478)	(1,361,493)	(1,048,545)	(1,242,029)	(1,705,574)
Net Increase (Decrease) from Capital Share Transactions	49,659	(160,571)	84,586	177,116	(109,042)	484,532	37,946	(320,985)
Total Increase (Decrease) in Net Assets	68,974	(109,217)	85,054	181,371	51,755	770,875	81,064	(217,926)
Net Assets
Beginning of Year	936,724	1,045,941	1,673,855	1,492,484	6,013,765	5,242,890	5,695,139	5,913,065
End of Year	$1,005,698	$936,724	$1,758,909	$1,673,855	$6,065,520	$6,013,765	$5,776,203	$5,695,139
(1) Shares Issued and Redeemed:
Shares Issued	23,402	26,571	38,128	46,477	98,022	125,826	99,325	109,670
Shares Issued in Lieu of Cash Distributions	3,192	4,859	6,570	7,251	15,158	13,571	22,976	23,846
Shares Redeemed	(20,787)	(50,450)	(36,252)	(35,983)	(123,253)	(95,878)	(118,756)	(164,460)
Net Increase (Decrease) from Shares Issued and Redeemed	5,807	(19,020)	8,446	17,745	(10,073)	43,519	3,545	(30,944)
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,937	$65,577	$29,794	$28,361	$97,411	$95,941	$466,345	$422,393
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,008)	(11,708)	13,953	2,080	(33,103)	(48,646)	(75,891)	(91,426)
Affiliated Investment Companies Shares Sold	(2)	(5)	—	(2)	5	(9)	32	(93)
Foreign Currency Transactions	186	(26)	206	24	775	148	98	119
Forward Currency Contracts	2,664	(6,551)	(14,163)	(6,549)	5,439	(20,063)	13,448	(36,194)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	63,574	132,061	11,570	37,864	104,494	271,620	347,920	733,635
Affiliated Investment Companies Shares	(1)	2	(1)	—	—	—	(2)	5
Translation of Foreign Currency-Denominated Amounts	3	8	(23)	67	(35)	296	85	95
Forward Currency Contracts	3,365	4,086	5,959	(853)	(1,996)	14,199	(11,251)	18,410
Net Increase (Decrease) in Net Assets Resulting from Operations	125,718	183,444	47,295	60,992	172,990	313,486	740,784	1,046,944
Distributions:
Institutional Class Shares	(85,289)	(63,498)	(35,260)	(27,100)	(115,596)	(135,326)	(443,908)	(399,073)
Capital Share Transactions (1):
Shares Issued	297,732	749,809	260,088	163,706	647,013	768,679	2,617,610	3,573,837
Shares Issued in Lieu of Cash Distributions	82,793	60,798	34,954	26,859	115,283	134,976	429,097	386,220
Shares Redeemed	(513,024)	(355,488)	(239,133)	(370,151)	(639,667)	(1,035,669)	(2,772,611)	(2,891,246)
Net Increase (Decrease) from Capital Share Transactions	(132,499)	455,119	55,909	(179,586)	122,629	(132,014)	274,096	1,068,811
Total Increase (Decrease) in Net Assets	(92,070)	575,065	67,944	(145,694)	180,023	46,146	570,972	1,716,682
Net Assets
Beginning of Year	1,853,936	1,278,871	771,482	917,176	2,639,232	2,593,086	11,882,621	10,165,939
End of Year	$1,761,866	$1,853,936	$839,426	$771,482	$2,819,255	$2,639,232	$12,453,593	$11,882,621
(1) Shares Issued and Redeemed:
Shares Issued	30,753	78,382	27,072	17,284	70,070	84,273	259,858	356,294
Shares Issued in Lieu of Cash Distributions	8,512	6,354	3,637	2,826	12,476	14,918	42,627	38,480
Shares Redeemed	(53,065)	(37,162)	(24,826)	(38,937)	(69,461)	(114,115)	(275,294)	(290,134)
Net Increase (Decrease) from Shares Issued and Redeemed	(13,800)	47,574	5,883	(18,827)	13,085	(14,924)	27,191	104,640
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,589	$60,849	$23,890	$17,964	$177,764	$150,907	$81,239	$84,967
Net Realized Gain (Loss) on:
Investment Securities Sold	3,837	(188)	(36,530)	(22,058)	(51,033)	(58,611)	(421)	(3,989)
Affiliated Investment Companies Shares Sold	(9,871)	(9,376)	—	—	—	—	2	(3)
Futures	—	—	—	—	—	—	(71)	(15)
Swap Contracts	—	—	—	—	—	—	25,690	42,698
Foreign Currency Transactions	—	—	—	—	—	—	3,655	(41)
Forward Currency Contracts	—	—	—	—	—	—	—	(11,034)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,149	4,267	9,092	53,624	179,917	344,297	17,691	43,129
Affiliated Investment Companies Shares	32,295	62,331	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—	(17,948)	(36,819)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(12)	58
Forward Currency Contracts	—	—	—	—	—	—	323	4,848
Net Increase (Decrease) in Net Assets Resulting from Operations	98,999	117,883	(3,548)	49,530	306,648	436,593	110,148	123,799
Distributions:
Institutional Class Shares	(64,310)	(60,117)	(21,672)	(19,275)	(155,110)	(164,208)	(78,375)	(70,751)
Capital Share Transactions (1):
Shares Issued	311,605	406,207	128,931	92,417	1,299,677	976,776	570,600	523,111
Shares Issued in Lieu of Cash Distributions	64,262	60,096	21,672	19,275	152,923	161,586	77,573	69,762
Shares Redeemed	(434,688)	(487,695)	(80,611)	(78,224)	(1,501,660)	(1,451,677)	(527,179)	(683,862)
Net Increase (Decrease) from Capital Share Transactions	(58,821)	(21,392)	69,992	33,468	(49,060)	(313,315)	120,994	(90,989)
Total Increase (Decrease) in Net Assets	(24,132)	36,374	44,772	63,723	102,478	(40,930)	152,767	(37,941)
Net Assets
Beginning of Year	1,716,948	1,680,574	368,209	304,486	5,057,293	5,098,223	1,940,586	1,978,527
End of Year	$1,692,816	$1,716,948	$412,981	$368,209	$5,159,771	$5,057,293	$2,093,353	$1,940,586
(1) Shares Issued and Redeemed:
Shares Issued	33,598	44,172	23,916	15,627	117,559	90,091	53,063	49,680
Shares Issued in Lieu of Cash Distributions	6,947	6,532	3,987	3,225	13,751	14,931	7,416	6,819
Shares Redeemed	(46,857)	(53,062)	(14,762)	(13,086)	(135,623)	(133,857)	(49,201)	(65,223)
Net Increase (Decrease) from Shares Issued and Redeemed	(6,312)	(2,358)	13,141	5,766	(4,313)	(28,835)	11,278	(8,724)
See accompanying Notes to Financial Statements.
167

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,151	$8,510
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,377)	(4,767)
Futures	(9)	(4)
Swap Contracts	915	1,617
Foreign Currency Transactions	(192)	(1,867)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,904	26,730
Swap Contracts	485	(2,628)
Translation of Foreign Currency-Denominated Amounts	(10)	23
Forward Currency Contracts	458	1,300
Net Increase (Decrease) in Net Assets Resulting from Operations	19,325	28,914
Distributions:
Institutional Class Shares	(10,495)	(12,500)
Capital Share Transactions (1):
Shares Issued	51,796	64,532
Shares Issued in Lieu of Cash Distributions	10,477	12,480
Shares Redeemed	(49,102)	(69,784)
Net Increase (Decrease) from Capital Share Transactions	13,171	7,228
Total Increase (Decrease) in Net Assets	22,001	23,642
Net Assets
Beginning of Year	265,238	241,596
End of Year	$287,239	$265,238
(1) Shares Issued and Redeemed:
Shares Issued	5,340	6,821
Shares Issued in Lieu of Cash Distributions	1,082	1,324
Shares Redeemed	(5,080)	(7,366)
Net Increase (Decrease) from Shares Issued and Redeemed	1,342	779
See accompanying Notes to Financial Statements.
168

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.23	$10.20	$10.01	$10.30	$10.30
Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.53	0.29	0.08	(—)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.01	0.19	(0.30)	—
Total from Investment Operations	0.45	0.54	0.48	(0.22)	—
Less Distributions:
Net Investment Income	(0.44)	(0.51)	(0.29)	(0.07)	(—)
Total Distributions	(0.44)	(0.51)	(0.29)	(0.07)	—
Net Asset Value, End of Year	$10.24	$10.23	$10.20	$10.01	$10.30
Total Return	4.49%	5.46%	4.84%	(2.10%)	0.02%
Net Assets, End of Year (thousands)	$4,247,452	$4,353,018	$4,455,995	$5,349,458	$5,858,298
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.13%	0.13%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.36%	5.15%	2.89%	0.79%	—
Portfolio Turnover Rate	78%	47%	37%	67%	96%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
169

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.87	$9.76	$9.56	$9.91	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.46	0.24	0.08	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.07	0.20	(0.41)	(0.04)
Total from Investment Operations	0.44	0.53	0.44	(0.33)	(0.03)
Less Distributions:
Net Investment Income	(0.47)	(0.42)	(0.24)	(0.02)	(0.06)
Total Distributions	(0.47)	(0.42)	(0.24)	(0.02)	(0.06)
Net Asset Value, End of Year	$9.84	$9.87	$9.76	$9.56	$9.91
Total Return	4.57%	5.59%	4.61%	(3.31%)	(0.33%)
Net Assets, End of Year (thousands)	$4,574,960	$4,542,509	$4,623,499	$5,038,948	$5,693,916
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.17%	0.16%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.16%	0.17%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.14%	4.66%	2.45%	0.85%	0.09%
Portfolio Turnover Rate	78%	52%	31%	111%	93%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
170

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.53	$9.31	$8.82	$9.76	$9.76
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.41	0.26	0.13	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.16	0.23	(0.90)	(0.08)
Total from Investment Operations	0.48	0.57	0.49	(0.77)	—
Less Distributions:
Net Investment Income	(0.41)	(0.35)	(—)	(0.17)	(—)
Total Distributions	(0.41)	(0.35)	—	(0.17)	—
Net Asset Value, End of Year	$9.60	$9.53	$9.31	$8.82	$9.76
Total Return	5.28%	6.38%	5.60%	(8.03%)	0.03%
Net Assets, End of Year (thousands)	$1,044,689	$1,024,495	$1,005,226	$1,019,142	$1,235,970
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.16%	0.16%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.04%	4.43%	2.82%	1.42%	0.80%
Portfolio Turnover Rate	39%	53%	45%	62%	94%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
171

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.13	$10.12	$9.90	$10.78	$10.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.47	0.29	0.12	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.07	0.16	(0.88)	(0.15)
Total from Investment Operations	0.47	0.54	0.45	(0.76)	(0.11)
Less Distributions:
Net Investment Income	(0.43)	(0.53)	(0.23)	(0.12)	(—)
Total Distributions	(0.43)	(0.53)	(0.23)	(0.12)	—
Net Asset Value, End of Year	$10.17	$10.13	$10.12	$9.90	$10.78
Total Return	4.77%	5.52%	4.58%	(7.15%)	(0.98%)
Net Assets, End of Year (thousands)	$9,468,834	$9,354,197	$9,623,652	$10,460,717	$13,621,273
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.61%	2.93%	1.17%	0.39%
Portfolio Turnover Rate	44%	56%	43%	111%	126%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
172

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$8.49	$8.08	$8.20	$10.10	$10.85
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.15	0.11	0.08	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.25	0.62	(0.07)	(1.79)	(0.64)
Total from Investment Operations	0.43	0.77	0.04	(1.71)	(0.57)
Less Distributions:
Net Investment Income	(0.26)	(0.36)	(0.16)	(0.09)	(0.09)
Net Realized Gains	—	—	—	(0.10)	(0.09)
Total Distributions	(0.26)	(0.36)	(0.16)	(0.19)	(0.18)
Net Asset Value, End of Year	$8.66	$8.49	$8.08	$8.20	$10.10
Total Return	5.12%	9.62%	0.45%	(17.33%)	(5.34%)
Net Assets, End of Year (thousands)	$1,005,698	$936,724	$1,045,941	$1,118,915	$1,723,236
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.20%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.72%	1.29%	0.83%	0.70%
Portfolio Turnover Rate	56%	44%	21%	41%	31%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
173

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Government Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.97	$9.94	$9.76	$10.43	$10.56
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.51	0.32	0.15	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.01	0.15	(0.69)	(0.13)
Total from Investment Operations	0.43	0.52	0.47	(0.54)	(0.12)
Less Distributions:
Net Investment Income	(0.42)	(0.49)	(0.29)	(0.13)	(0.01)
Total Distributions	(0.42)	(0.49)	(0.29)	(0.13)	(0.01)
Net Asset Value, End of Year	$9.98	$9.97	$9.94	$9.76	$10.43
Total Return	4.37%	5.31%	4.84%	(5.19%)	(1.15%)
Net Assets, End of Year (thousands)	$1,758,909	$1,673,855	$1,492,484	$1,571,784	$1,748,372
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.21%	5.14%	3.24%	1.53%	0.11%
Portfolio Turnover Rate	63%	37%	74%	226%	58%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
174

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.98	$10.40	$10.68	$12.79	$13.72
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.31	0.26	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.31	0.56	(0.31)	(2.00)	(0.61)
Total from Investment Operations	0.64	0.87	(0.05)	(1.81)	(0.42)
Less Distributions:
Net Investment Income	(0.33)	(0.29)	(0.23)	(0.17)	(0.17)
Net Realized Gains	—	—	—	(0.13)	(0.34)
Total Distributions	(0.33)	(0.29)	(0.23)	(0.30)	(0.51)
Net Asset Value, End of Year	$11.29	$10.98	$10.40	$10.68	$12.79
Total Return	5.92%	8.43%	(0.51%)	(14.37%)	(3.20%)
Net Assets, End of Year (thousands)	$6,065,520	$6,013,765	$5,242,890	$4,787,713	$6,200,229
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.04%	2.81%	2.36%	1.62%	1.44%
Portfolio Turnover Rate	13%	12%	24%	22%	25%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
175

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.40	$10.22	$10.06	$10.93	$10.97
Income from Investment Operations (A)
Net Investment Income (Loss)	0.42	0.45	0.31	0.16	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.18	0.25	(0.90)	(0.10)
Total from Investment Operations	0.53	0.63	0.56	(0.74)	(0.01)
Less Distributions:
Net Investment Income	(0.45)	(0.45)	(0.40)	(0.12)	(0.03)
Net Realized Gains	—	—	—	(0.01)	—
Total Distributions	(0.45)	(0.45)	(0.40)	(0.13)	(0.03)
Net Asset Value, End of Year	$10.48	$10.40	$10.22	$10.06	$10.93
Total Return	5.16%	6.25%	5.61%	(6.81%)	(0.05%)
Net Assets, End of Year (thousands)	$5,776,203	$5,695,139	$5,913,065	$6,497,061	$7,281,208
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.20%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%	0.18%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.04%	4.36%	3.00%	1.52%	0.80%
Portfolio Turnover Rate	47%	49%	34%	74%	80%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
176

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.63	$8.82	$8.81	$11.49	$11.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.42	0.41	0.35	0.29	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.27	0.79	—	(2.49)	(0.21)
Total from Investment Operations	0.69	1.20	0.35	(2.20)	0.07
Less Distributions:
Net Investment Income	(0.46)	(0.39)	(0.34)	(0.29)	(0.28)
Net Realized Gains	—	—	—	(0.19)	(0.09)
Total Distributions	(0.46)	(0.39)	(0.34)	(0.48)	(0.37)
Net Asset Value, End of Year	$9.86	$9.63	$8.82	$8.81	$11.49
Total Return	7.36%	13.73%	3.86%	(19.74%)	0.52%
Net Assets, End of Year (thousands)	$1,761,866	$1,853,936	$1,278,871	$1,290,771	$2,073,764
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.42%	4.30%	3.79%	2.83%	2.44%
Portfolio Turnover Rate	35%	23%	53%	21%	43%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
177

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Targeted Credit Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.53	$9.20	$8.99	$10.18	$10.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.31	0.24	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	0.33	0.26	(1.08)	(0.05)
Total from Investment Operations	0.54	0.64	0.50	(0.92)	0.09
Less Distributions:
Net Investment Income	(0.40)	(0.31)	(0.29)	(0.25)	(0.09)
Net Realized Gains	—	—	—	(0.02)	—
Total Distributions	(0.40)	(0.31)	(0.29)	(0.27)	(0.09)
Net Asset Value, End of Year	$9.67	$9.53	$9.20	$8.99	$10.18
Total Return	5.79%	7.03%	5.59%	(9.17%)	0.85%
Net Assets, End of Year (thousands)	$839,426	$771,482	$917,176	$866,074	$936,850
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.53%	3.23%	2.63%	1.63%	1.41%
Portfolio Turnover Rate	70%	21%	33%	39%	65%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
178

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.19	$8.59	$8.54	$10.67	$10.91
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.33	0.29	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.26	0.74	0.04	(2.07)	(0.22)
Total from Investment Operations	0.60	1.07	0.33	(1.85)	(0.02)
Less Distributions:
Net Investment Income	(0.40)	(0.47)	(0.28)	(0.20)	(0.19)
Net Realized Gains	—	—	—	(0.08)	(0.03)
Total Distributions	(0.40)	(0.47)	(0.28)	(0.28)	(0.22)
Net Asset Value, End of Period	$9.39	$9.19	$8.59	$8.54	$10.67
Total Return	6.65%	12.59%	3.79%	(17.71%)	(0.22%)
Net Assets, End of Period (thousands)	$2,819,255	$2,639,232	$2,593,086	$2,400,574	$3,119,475
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.24%	0.25%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.25%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.65%	3.28%	2.28%	1.87%
Portfolio Turnover Rate	44%	33%	33%	45%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
179

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Investment Grade Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.06	$9.44	$9.47	$11.60	$11.96
Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.38	0.32	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	0.60	(0.08)	(2.04)	(0.36)
Total from Investment Operations	0.62	0.98	0.24	(1.79)	(0.12)
Less Distributions:
Net Investment Income	(0.37)	(0.36)	(0.27)	(0.24)	(0.24)
Net Realized Gains	—	—	—	(0.10)	(—)
Total Distributions	(0.37)	(0.36)	(0.27)	(0.34)	(0.24)
Net Asset Value, End of Period	$10.31	$10.06	$9.44	$9.47	$11.60
Total Return	6.34%	10.47%	2.43%	(15.69%)	(1.01%)
Net Assets, End of Period (thousands)	$12,453,593	$11,882,621	$10,165,939	$9,997,470	$13,622,911
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.19%	0.20%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.89%	3.81%	3.23%	2.38%	2.02%
Portfolio Turnover Rate	25%	28%	24%	25%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
180

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.23	$8.92	$8.98	$10.13	$10.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.33	0.25	0.21	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18	0.30	(0.07)	(1.07)	(0.22)
Total from Investment Operations	0.54	0.63	0.18	(0.86)	(0.05)
Less Distributions:
Net Investment Income	(0.35)	(0.32)	(0.24)	(0.21)	(0.17)
Net Realized Gains	—	—	—	(0.08)	(0.01)
Total Distributions	(0.35)	(0.32)	(0.24)	(0.29)	(0.18)
Net Asset Value, End of Year	$9.42	$9.23	$8.92	$8.98	$10.13
Total Return	6.02%	7.17%	1.97%	(8.63%)	(0.54%)
Net Assets, End of Year (thousands)	$1,692,816	$1,716,948	$1,680,574	$1,931,543	$2,361,921
Ratio of Expenses to Average Net Assets *(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(B)	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.55%	2.77%	2.17%	1.63%
Portfolio Turnover Rate	31%	19%	17%	43%	2%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%	0.11%	0.11%	0.10%	0.11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
181

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA LTIP Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$5.87	$5.35	$6.56	$11.94	$12.16
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.29	0.39	0.83	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.46)	0.55	(1.29)	(5.17)	0.39
Total from Investment Operations	(0.12)	0.84	(0.90)	(4.34)	0.95
Less Distributions:
Net Investment Income	(0.31)	(0.32)	(0.31)	(0.77)	(0.52)
Net Realized Gains	—	—	—	(0.27)	(0.65)
Total Distributions	(0.31)	(0.32)	(0.31)	(1.04)	(1.17)
Net Asset Value, End of Year	$5.44	$5.87	$5.35	$6.56	$11.94
Total Return	(1.93%)	15.68%	(14.47%)	(38.26%)	8.30%
Net Assets, End of Year (thousands)	$412,981	$368,209	$304,486	$296,218	$387,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	6.31%	4.94%	5.92%	8.72%	4.86%
Portfolio Turnover Rate	15%	10%	27%	60%	39%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
182

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.95	$10.39	$10.80	$13.32	$13.05
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.32	0.43	0.94	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	0.29	0.59	(0.48)	(2.50)	0.27
Total from Investment Operations	0.67	0.91	(0.05)	(1.56)	0.88
Less Distributions:
Net Investment Income	(0.34)	(0.35)	(0.36)	(0.95)	(0.57)
Net Realized Gains	—	—	—	(0.01)	(0.04)
Total Distributions	(0.34)	(0.35)	(0.36)	(0.96)	(0.61)
Net Asset Value, End of Year	$11.28	$10.95	$10.39	$10.80	$13.32
Total Return	6.22%	8.81%	(0.54%)	(12.04%)	6.91%
Net Assets, End of Year (thousands)	$5,159,771	$5,057,293	$5,098,223	$5,892,432	$7,223,739
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.51%	2.92%	3.91%	7.59%	4.58%
Portfolio Turnover Rate	16%	7%	9%	13%	1%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
183

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.81	$10.51	$10.14	$10.58	$10.05
Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.46	0.32	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.22	0.22	(0.51)	0.49
Total from Investment Operations	0.59	0.68	0.54	(0.34)	0.61
Less Distributions:
Net Investment Income	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Total Distributions	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Net Asset Value, End of Period	$10.97	$10.81	$10.51	$10.14	$10.58
Total Return	5.69%	6.63%	5.38%	(3.21%)	6.13%
Net Assets, End of Period (thousands)	$2,093,353	$1,940,586	$1,978,527	$2,171,424	$1,797,965
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.08%	4.41%	3.07%	1.67%	1.17%
Portfolio Turnover Rate	36%	43%	42%	56%	72%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
184

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Period Apr 26, 2021Ʊ to Oct 31, 2021

Net Asset Value, Beginning of Period	$9.57	$8.97	$8.94	$10.44	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.31	0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.38	0.75	0.01	(1.55)	0.40
Total from Investment Operations	0.70	1.06	0.28	(1.36)	0.48
Less Distributions:
Net Investment Income	(0.38)	(0.46)	(0.25)	(0.13)	(0.04)
Net Realized Gains	—	—	—	(0.01)	—
Total Distributions	(0.38)	(0.46)	(0.25)	(0.14)	(0.04)
Net Asset Value, End of Period	$9.89	$9.57	$8.97	$8.94	$10.44
Total Return	7.40%	11.99%	3.14%	(13.16%)	4.78%(C)
Net Assets, End of Period (thousands)	$287,239	$265,238	$241,596	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.28%	0.29%	0.30%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.29%	0.30%	0.35%	0.38%(D)(E)
Ratio of Net Investment Income to Average Net Assets	3.37%	3.26%	2.91%	1.90%	1.34%(D)(E)
Portfolio Turnover Rate	59%	34%	37%	80%	27%(C)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
185

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds' financial statements are included in this report. As of October 31, 2025, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/25
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	14%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
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OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio  (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.
The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury
187

Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA's may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental
188

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
189

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$15	$4
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	—	4	—
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	—	—	—
DFA Targeted Credit Portfolio (1)	0.20%	—	—	162
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	14	145
DFA Investment Grade Portfolio (4)	0.19%	—	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	1,773
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	56	19

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense
Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the DFA Short Term Investment Fund (the "Short Term Series"), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor, has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short
Term Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio
Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount").

190

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
DFA World ex U.S. Government Fixed Income Portfolio	$33	$2	$4	$39
DFA Targeted Credit Portfolio	203	205	162	570
DFA Global Core Plus Fixed Income Portfolio	—	147	145	292
DFA Diversified Fixed Income Portfolio	2,108	1,806	1,773	5,687
DFA Global Core Plus Real Return Portfolio	18	8	19	45

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
DFA World ex U.S. Government Fixed Income Portfolio	$42
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA One-Year Fixed Income Portfolio	$209
DFA Two-Year Global Fixed Income Portfolio	158
DFA Selectively Hedged Global Fixed Income Portfolio	15
DFA Five-Year Global Fixed Income Portfolio	158
DFA World ex U.S. Government Fixed Income Portfolio	4
DFA Short-Term Government Portfolio	44
DFA Intermediate Government Fixed Income Portfolio	62
DFA Short-Term Extended Quality Portfolio	44
DFA Intermediate-Term Extended Quality Portfolio	13
DFA Targeted Credit Portfolio	4
DFA Global Core Plus Fixed Income Portfolio	10
DFA Investment Grade Portfolio	45
DFA Diversified Fixed Income Portfolio	7
DFA LTIP Portfolio	1
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DFA Inflation-Protected Securities Portfolio	$29
DFA Short-Duration Real Return Portfolio	8
DFA Global Core Plus Real Return Portfolio	1

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$842,547	$1,183,333	$501,661	$268,217
DFA Two-Year Global Fixed Income Portfolio	372,555	1,058,418	1,109,263	440,359
DFA Selectively Hedged Global Fixed Income Portfolio	34,479	55,513	583,333	240,238
DFA Five-Year Global Fixed Income Portfolio	116,007	1,243,095	5,354,124	818,598
DFA World ex U.S. Government Fixed Income Portfolio	6,310	20,931	550,233	499,338
DFA Short-Term Government Portfolio	456,696	425,401	—	—
DFA Intermediate Government Fixed Income Portfolio	766,144	850,219	—	—
DFA Short-Term Extended Quality Portfolio	79,416	197,063	1,765,731	1,692,238
DFA Intermediate-Term Extended Quality Portfolio	15,659	43,604	611,793	713,828
DFA Targeted Credit Portfolio	—	19,001	595,716	481,676
DFA Global Core Plus Fixed Income Portfolio	17,998	88,209	1,289,971	1,058,892
DFA Investment Grade Portfolio	2,082,155	1,455,016	1,200,868	1,410,369
DFA Diversified Fixed Income Portfolio	415,249	291,474	32,292	57,920
DFA LTIP Portfolio	107,064	56,976	—	—
DFA Inflation-Protected Securities Portfolio	821,947	956,600	—	—
DFA Short-Duration Real Return Portfolio	83,016	94,667	984,686	448,028
DFA Global Core Plus Real Return Portfolio	15,985	20,273	151,890	132,859
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	—	$24,522	$19,359	—	—	$5,163	446	$25	—
Total	—	$24,522	$19,359	—	—	$5,163		$25	—
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$41,680	$261,578	$226,660	$6	$(3)	$76,601	6,622	$258	—
Total	$41,680	$261,578	$226,660	$6	$(3)	$76,601		$258	—
DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$10,455	$70,559	$80,536	$2	$(1)	$479	41	$178	—
Total	$10,455	$70,559	$80,536	$2	$(1)	$479		$178	—
DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$83,348	$148,211	$226,012	$12	$(5)	$5,554	480	$584	—
Total	$83,348	$148,211	$226,012	$12	$(5)	$5,554		$584	—
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$30,581	$272,624	$297,616	—	$(1)	$5,588	483	$1,012	—
Total	$30,581	$272,624	$297,616	—	$(1)	$5,588		$1,012	—
DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$30,062	$390,761	$381,717	$(2)	$(1)	$39,103	3,381	$1,767	—
Total	$30,062	$390,761	$381,717	$(2)	$(1)	$39,103		$1,767	—
DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$6,093	$158,354	$158,769	—	$(1)	$5,677	491	$390	—
Total	$6,093	$158,354	$158,769	—	$(1)	$5,677		$390	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$49,475	$303,933	$319,970	$5	—	$33,443	2,891	—	—
Total	$49,475	$303,933	$319,970	$5	—	$33,443		—	—
DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$402,706	$1,554,951	$1,440,527	$32	$(2)	$517,160	44,710	$9,527	—
Total	$402,706	$1,554,951	$1,440,527	$32	$(2)	$517,160		$9,527	—
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$851,587	$32,291	$57,920	$(9,376)	$33,197	$849,779	75,268	$25,201	—
DFA Two-Year Global Fixed Income Portfolio	523,277	25,927	35,980	(495)	(902)	511,827	52,015	24,196	—
Total	$1,374,864	$58,218	$93,900	$(9,871)	$32,295	$1,361,606		$49,397	—
DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$12,168	$127,227	$132,459	$2	—	$6,938	600	$384	—
Total	$12,168	$127,227	$132,459	$2	—	$6,938		$384	—
DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$5,628	$58,461	$62,418	—	—	$1,671	144	$157	—
Total	$5,628	$58,461	$62,418	—	—	$1,671		$157	—
F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on
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redemptions of shares as part of the dividends paid deduction for income tax purposes, distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio
2024	$229,188	—	$229,188
2025	190,508	—	190,508
DFA Two-Year Global Fixed Income Portfolio
2024	196,491	—	196,491
2025	214,694	—	214,694
DFA Selectively Hedged Global Fixed Income Portfolio
2024	38,276	—	38,276
2025	44,531	—	44,531
DFA Five-Year Global Fixed Income Portfolio
2024	493,009	—	493,009
2025	399,330	—	399,330
DFA World ex U.S. Government Fixed Income Portfolio
2024	42,826	—	42,826
2025	28,809	—	28,809
DFA Short-Term Government Portfolio
2024	74,582	—	74,582
2025	71,553	—	71,553
DFA Intermediate Government Fixed Income Portfolio
2024	152,473	—	152,473
2025	176,690	—	176,690
DFA Short-Term Extended Quality Portfolio
2024	249,366	—	249,366
2025	242,510	—	242,510
DFA Intermediate-Term Extended Quality Portfolio
2024	63,498	—	63,498
2025	85,289	—	85,289
DFA Targeted Credit Portfolio
2024	27,100	—	27,100
2025	35,260	—	35,260
DFA Global Core Plus Fixed Income Portfolio
2024	135,326	—	135,326
2025	115,596	—	115,596
DFA Investment Grade Portfolio
2024	399,073	—	399,073
2025	443,908	—	443,908
DFA Diversified Fixed Income Portfolio
2024	60,117	—	60,117
2025	64,310	—	64,310
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA LTIP Portfolio
2024	$19,275	—	$19,275
2025	21,672	—	21,672
DFA Inflation-Protected Securities Portfolio
2024	164,208	—	164,208
2025	155,110	—	155,110
DFA Short-Duration Real Return Portfolio
2024	70,751	—	70,751
2025	78,375	—	78,375
DFA Global Core Plus Real Return Portfolio
2024	12,500	—	12,500
2025	10,495	—	10,495

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$2,770	—	$(82,178)	$(201)	$(79,609)
DFA Two-Year Global Fixed Income Portfolio	46,033	—	(168,254)	6,037	(116,184)
DFA Selectively Hedged Global Fixed Income Portfolio	36,678	—	(133,420)	3,646	(93,096)
DFA Five-Year Global Fixed Income Portfolio	105,188	—	(1,134,474)	19,205	(1,010,081)
DFA World ex U.S. Government Fixed Income Portfolio	3,555	—	(193,388)	(68,872)	(258,705)
DFA Short-Term Government Portfolio	7,115	—	(139,983)	14	(132,854)
DFA Intermediate Government Fixed Income Portfolio	18,135	—	(447,894)	(181,104)	(610,863)
DFA Short-Term Extended Quality Portfolio	15,540	—	(386,310)	17,486	(353,284)
DFA Intermediate-Term Extended Quality Portfolio	3,670	—	(212,354)	(8,657)	(217,341)
DFA Targeted Credit Portfolio	1,732	—	(44,344)	3,569	(39,043)
DFA Global Core Plus Fixed Income Portfolio	29,727	—	(380,259)	(45,661)	(396,193)
DFA Investment Grade Portfolio	111,042	—	(894,877)	(322,345)	(1,106,180)
DFA Diversified Fixed Income Portfolio	1,838	—	(79,258)	(89,866)	(167,286)
DFA LTIP Portfolio	3,283	—	(32,416)	(177,013)	(206,146)
DFA Inflation-Protected Securities Portfolio	21,071	—	(255,888)	(317,851)	(552,668)
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Short-Duration Real Return Portfolio	$68,986	$10,072	—	$28,408	$107,466
DFA Global Core Plus Real Return Portfolio	3,050	—	$(28,383)	3,733	(21,600)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA One-Year Fixed Income Portfolio	$82,178
DFA Two-Year Global Fixed Income Portfolio	168,254
DFA Selectively Hedged Global Fixed Income Portfolio	133,420
DFA Five-Year Global Fixed Income Portfolio	1,134,474
DFA World ex U.S. Government Fixed Income Portfolio	193,388
DFA Short-Term Government Portfolio	139,983
DFA Intermediate Government Fixed Income Portfolio	447,894
DFA Short-Term Extended Quality Portfolio	386,310
DFA Intermediate-Term Extended Quality Portfolio	212,354
DFA Targeted Credit Portfolio	44,344
DFA Global Core Plus Fixed Income Portfolio	380,259
DFA Investment Grade Portfolio	894,877
DFA Diversified Fixed Income Portfolio	79,258
DFA LTIP Portfolio	32,416
DFA Inflation-Protected Securities Portfolio	255,888
DFA Global Core Plus Real Return Portfolio	28,383
During the year ended October 31, 2025, the following Portfolios used capital loss carryforwards to offset realized capital gains for federal income tax purposes.
DFA One-Year Fixed Income Portfolio	$650
DFA Two-Year Global Fixed Income Portfolio	1,070
DFA Five-Year Global Fixed Income Portfolio	1,305
DFA Short-Term Government Portfolio	89
DFA Short-Duration Real Return Portfolio	12,055

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,469,162	$548	$(746)	$(198)
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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Global Fixed Income Portfolio	$4,601,821	$22,141	$(16,046)	$6,095
DFA Selectively Hedged Global Fixed Income Portfolio	1,011,314	7,898	(4,198)	3,700
DFA Five-Year Global Fixed Income Portfolio	9,321,592	76,790	(56,980)	19,810
DFA World ex U.S. Government Fixed Income Portfolio	1,049,235	12,451	(81,394)	(68,943)
DFA Short-Term Government Portfolio	1,915,074	199	(185)	14
DFA Intermediate Government Fixed Income Portfolio	6,177,481	28,871	(209,975)	(181,104)
DFA Short-Term Extended Quality Portfolio	5,689,357	25,681	(8,135)	17,546
DFA Intermediate-Term Extended Quality Portfolio	1,772,848	33,654	(42,258)	(8,604)
DFA Targeted Credit Portfolio	801,363	6,593	(2,998)	3,595
DFA Global Core Plus Fixed Income Portfolio	3,100,865	66,008	(111,587)	(45,579)
DFA Investment Grade Portfolio	13,093,666	110,177	(432,485)	(322,308)
DFA Diversified Fixed Income Portfolio	1,782,007	7,811	(97,677)	(89,866)
DFA LTIP Portfolio	588,209	—	(177,013)	(177,013)
DFA Inflation-Protected Securities Portfolio	5,463,929	32,675	(350,526)	(317,851)
DFA Short-Duration Real Return Portfolio	2,016,193	36,770	(8,324)	28,446
DFA Global Core Plus Real Return Portfolio	298,920	14,598	(10,852)	3,746
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not
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protected against deflation.  As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by Portfolios.
3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under
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a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$1,311,613	$ —
DFA Selectively Hedged Global Fixed Income Portfolio	439,615	—
DFA Five-Year Global Fixed Income Portfolio	4,212,090	—
DFA World ex U.S. Government Fixed Income Portfolio	1,173,074	—
DFA Short-Term Extended Quality Portfolio	1,849,098	—
DFA Intermediate-Term Extended Quality Portfolio	406,824	—
DFA Targeted Credit Portfolio	439,908	—
DFA Global Core Plus Fixed Income Portfolio	1,622,992	—
DFA Investment Grade Portfolio	915,129	—
DFA Short-Duration Real Return Portfolio	557,337	1,936,846
DFA Global Core Plus Real Return Portfolio	180,814	258,537

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.
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The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$12,535	$12,535	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,717	10,717	—
DFA Five-Year Global Fixed Income Portfolio	63,888	63,888	—
DFA World ex U.S. Government Fixed Income Portfolio	10,170	10,170	—
DFA Short-Term Extended Quality Portfolio	22,170	22,170	—
DFA Intermediate-Term Extended Quality Portfolio	8,561	8,561	—
DFA Targeted Credit Portfolio	7,315	7,315	—
DFA Global Core Plus Fixed Income Portfolio	17,484	17,484	—
DFA Investment Grade Portfolio	7,464	7,464	—
DFA Short-Duration Real Return Portfolio	27,999	7,445	$20,554
DFA Global Core Plus Real Return Portfolio	10,525	2,314	8,211

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(1,659)	$(1,659)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(1,026)	(1,026)	—
DFA Five-Year Global Fixed Income Portfolio	(6,017)	(6,017)	—
DFA World ex U.S. Government Fixed Income Portfolio	(557)	(557)	—
DFA Short-Term Extended Quality Portfolio	(2,077)	(2,077)	—
DFA Intermediate-Term Extended Quality Portfolio	(670)	(670)	—
DFA Targeted Credit Portfolio	(628)	(628)	—
DFA Global Core Plus Fixed Income Portfolio	(1,115)	(1,115)	—
DFA Investment Grade Portfolio	(1,610)	(1,610)	—
DFA Short-Duration Real Return Portfolio	(2,785)	(377)	$(2,408)
DFA Global Core Plus Real Return Portfolio	(967)	(275)	(692)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)	Swap Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$15,243	$15,243	—	—
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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)	Swap Contracts (3)
DFA Selectively Hedged Global Fixed Income Portfolio	$(1,746)	$(1,746)	—	—
DFA Five-Year Global Fixed Income Portfolio	56,923	56,923	—	—
DFA World ex U.S. Government Fixed Income Portfolio	(7,419)	(7,419)	—	—
DFA Short-Term Extended Quality Portfolio	(5,817)	(5,817)	—	—
DFA Intermediate-Term Extended Quality Portfolio	2,664	2,664	—	—
DFA Targeted Credit Portfolio	(14,163)	(14,163)	—	—
DFA Global Core Plus Fixed Income Portfolio	5,439	5,439	—	—
DFA Investment Grade Portfolio	13,448	13,448	—	—
DFA Short-Duration Real Return Portfolio	25,619	—	$(71)	$25,690
DFA Global Core Plus Real Return Portfolio	906	—	(9)	915

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Two-Year Global Fixed Income Portfolio	$(3,496)	$(3,496)	—
DFA Selectively Hedged Global Fixed Income Portfolio	7,288	7,288	—
DFA Five-Year Global Fixed Income Portfolio	17,913	17,913	—
DFA World ex U.S. Government Fixed Income Portfolio	(4,073)	(4,073)	—
DFA Short-Term Extended Quality Portfolio	2,008	2,008	—
DFA Intermediate-Term Extended Quality Portfolio	3,365	3,365	—
DFA Targeted Credit Portfolio	5,959	5,959	—
DFA Global Core Plus Fixed Income Portfolio	(1,996)	(1,996)	—
DFA Investment Grade Portfolio	(11,251)	(11,251)	—
DFA Short-Duration Real Return Portfolio	(17,625)	323	$(17,948)
DFA Global Core Plus Real Return Portfolio	943	458	485

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain
202

circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
Australia and New Zealand Bank	$4,167	$(223)	—	—	$3,944	$223	$(223)	—	—	—
Bank of New York Mellon	4,284	(421)	—	—	3,863	421	(421)	—	—	—
HSBC Bank	1,138	—	—	—	1,138	—	—	—	—	—
Citibank, N.A.	782	(755)	—	—	27	755	(755)	—	—	—
Royal Bank of Canada	422	(172)	—	—	250	172	(172)	—	—	—
Societe Generale	1,742	—	—	—	1,742	—	—	—	—	—
UBS AG	—	—	—	—	—	88	—	—	—	$88
Total	$12,535	$(1,571)	—	—	$10,964	$1,659	$(1,571)	—	—	$88
DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	$3,793	$(11)	—	—	$3,782	$11	$(11)	—	—	—
Royal Bank of Canada	118	—	—	—	118	—	—	—	—	—
NatWest Markets PLC	929	(620)	—	—	309	620	(620)	—	—	—
HSBC Bank	2,150	—	—	—	2,150	—	—	—	—	—
State Street Bank and Trust	117	—	—	—	117	—	—	—	—	—
Bank of New York Mellon	1,733	(26)	—	—	1,707	26	(26)	—	—	—
Australia and New Zealand Bank	1,412	—	—	—	1,412	—	—	—	—	—
UBS AG	448	(352)	—	—	96	352	(352)	—	—	—
Goldman Sachs Capital Markets L.P.	17	(17)	—	—	—	17	(17)	—	—	—
Total	$10,717	$(1,026)	—	—	$9,691	$1,026	$(1,026)	—	—	—
203

		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Five-Year Global Fixed Income Portfolio
Goldman Sachs Capital Markets L.P.	$834	—	—	—	$834	—	—	—	—	—
Australia and New Zealand Bank	6,521	$(246)	—	—	6,275	$246	$(246)	—	—	—
Citibank, N.A.	20,896	(942)	—	—	19,954	942	(942)	—	—	—
HSBC Bank	9,693	(1,419)	—	—	8,274	1,419	(1,419)	—	—	—
Societe Generale	11,862	(1,781)	—	—	10,081	1,781	(1,781)	—	—	—
Royal Bank of Canada	2,520	(1,056)	—	—	1,464	1,056	(1,056)	—	—	—
UBS AG	4,721	(46)	—	—	4,675	46	(46)	—	—	—
State Street Bank and Trust	1,049	—	—	—	1,049	—	—	—	—	—
Bank of New York Mellon	4,863	(518)	—	—	4,345	518	(518)	—	—	—
Bank of America Corp.	929	(9)	—	—	920	9	(9)	—	—	—
Total	$63,888	$(6,017)	—	—	$57,871	$6,017	$(6,017)	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio
Societe Generale	$2,661	$(549)	—	—	$2,112	$549	$(549)	—	—	—
Citibank, N.A.	935	—	—	—	935	—	—	—	—	—
Bank of New York Mellon	1,460	—	—	—	1,460	—	—	—	—	—
HSBC Bank	2,892	—	—	—	2,892	—	—	—	—	—
Australia and New Zealand Bank	1,574	—	—	—	1,574	—	—	—	—	—
Barclays Capital	392	—	—	—	392	—	—	—	—	—
JPMorgan Chase Bank NA	—	—	—	—	—	8	—	—	—	$8
UBS AG	256	—	—	—	256	—	—	—	—	—
Total	$10,170	$(549)	—	—	$9,621	$557	$(549)	—	—	$8
DFA Short-Term Extended Quality Portfolio
Citibank, N.A.	$9,442	—	—	—	$9,442	—	—	—	—	—
Societe Generale	6,620	—	—	—	6,620	—	—	—	—	—
Royal Bank of Canada	1,431	—	—	—	1,431	—	—	—	—	—
Australia and New Zealand Bank	97	$(97)	—	—	—	$608	$(97)	—	—	$511
Bank of New York Mellon	3,317	(29)	—	—	3,288	29	(29)	—	—	—
UBS AG	1,263	(1,263)	—	—	—	1,440	(1,263)	—	—	177
Total	$22,170	$(1,389)	—	—	$20,781	$2,077	$(1,389)	—	—	$688
DFA Intermediate-Term Extended Quality Portfolio
Royal Bank of Canada	$830	$(403)	—	—	$427	$403	$(403)	—	—	—
Societe Generale	2,865	—	—	—	2,865	—	—	—	—	—
Citibank, N.A.	3,010	(12)	—	—	2,998	12	(12)	—	—	—
Goldman Sachs Capital Markets L.P.	68	—	—	—	68	—	—	—	—	—
State Street Bank and Trust	43	—	—	—	43	—	—	—	—	—
HSBC Bank	603	—	—	—	603	—	—	—	—	—
Australia and New Zealand Bank	79	—	—	—	79	—	—	—	—	—
Bank of America Corp.	10	—	—	—	10	—	—	—	—	—
Bank of New York Mellon	5	—	—	—	5	—	—	—	—	—
UBS AG	1,048	(255)	—	—	793	255	(255)	—	—	—
Total	$8,561	$(670)	—	—	$7,891	$670	$(670)	—	—	—
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		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Targeted Credit Portfolio
Citibank, N.A.	$2,294	$(13)	—	—	$2,281	$13	$(13)	—	—	—
HSBC Bank	1,490	—	—	—	1,490	—	—	—	—	—
UBS AG	1,257	(248)	—	—	1,009	248	(248)	—	—	—
Bank of New York Mellon	1,601	—	—	—	1,601	—	—	—	—	—
Australia and New Zealand Bank	302	—	—	—	302	—	—	—	—	—
Royal Bank of Canada	371	(367)	—	—	4	367	(367)	—	—	—
Total	$7,315	$(628)	—	—	$6,687	$628	$(628)	—	—	—
DFA Global Core Plus Fixed Income Portfolio
HSBC Bank	$4,620	—	—	—	$4,620	—	—	—	—	—
Citibank, N.A.	5,183	$(299)	—	—	4,884	$299	$(299)	—	—	—
Australia and New Zealand Bank	1,536	—	—	—	1,536	—	—	—	—	—
Societe Generale	2,510	(8)	—	—	2,502	8	(8)	—	—	—
Goldman Sachs Capital Markets L.P.	8	—	—	—	8	—	—	—	—	—
Royal Bank of Canada	1,197	(54)	—	—	1,143	54	(54)	—	—	—
Bank of New York Mellon	665	(665)	—	—	—	726	(665)	—	—	$61
UBS AG	222	(28)	—	—	194	28	(28)	—	—	—
State Street Bank and Trust	1,531	—	—	—	1,531	—	—	—	—	—
Bank of America Corp.	12	—	—	—	12	—	—	—	—	—
Total	$17,484	$(1,054)	—	—	$16,430	$1,115	$(1,054)	—	—	$61
DFA Investment Grade Portfolio
Royal Bank of Canada	$1,528	—	—	—	$1,528	—	—	—	—	—
Citibank, N.A.	2,345	$(3)	—	—	2,342	$3	$(3)	—	—	—
Bank of New York Mellon	1,768	(327)	—	—	1,441	327	(327)	—	—	—
Societe Generale	734	(692)	—	—	42	692	(692)	—	—	—
Australia and New Zealand Bank	529	(349)	—	—	180	349	(349)	—	—	—
HSBC Bank	148	(1)	—	—	147	1	(1)	—	—	—
UBS AG	412	(238)	—	—	174	238	(238)	—	—	—
Total	$7,464	$(1,610)	—	—	$5,854	$1,610	$(1,610)	—	—	—
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG	$13,531	$(1,006)	—	$(12,525)	—	$1,006	$(1,006)	—	—	—
Bank of America Corp.	5,096	—	$(5,096)	—	—	—	—	—	—	—
Morgan Stanley and Co. International	1,147	(887)	—	(4)	$256	887	(887)	—	—	—
Citibank, N.A.	1,215	(520)	—	—	695	520	(520)	—	—	—
Royal Bank of Canada	274	—	—	—	274	—	—	—	—	—
Societe Generale	3,434	—	—	—	3,434	—	—	—	—	—
UBS AG	1,874	—	—	—	1,874	—	—	—	—	—
Australia and New Zealand Bank	941	—	—	—	941	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—	372	—	—	—	$372
State Street Bank and Trust	487	—	—	—	487	—	—	—	—	—
Total	$27,999	$(2,413)	$(5,096)	$(12,529)	$7,961	$2,785	$(2,413)	—	—	$372
205

		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$4,992	$(168)	$(4,773)	—	$51	$168	$(168)	—	—	—
Deutsche Bank AG	2,722	(74)	—	$(2,648)	—	74	(74)	—	—	—
Morgan Stanley and Co. International	431	(300)	—	(110)	21	300	(300)	—	—	—
Citibank, N.A.	1,009	(228)	—	—	781	228	(228)	—	—	—
Societe Generale	459	—	—	—	459	—	—	—	—	—
Royal Bank of Canada	92	—	—	—	92	—	—	—	—	—
UBS AG	419	(151)	—	—	268	151	(151)	—	—	—
HSBC Bank	69	—	—	—	69	—	—	—	—	—
Australia and New Zealand Bank	151	(28)	—	—	123	28	(28)	—	—	—
Bank of New York Mellon	164	(18)	—	—	146	18	(18)	—	—	—
State Street Bank and Trust	17	—	—	—	17	—	—	—	—	—
Total	$10,525	$(967)	$(4,773)	$(2,758)	$2,027	$967	$(967)	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2025.
206

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
I. Securities Lending:
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
207

K. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
L. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
M. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA One-Year Fixed Income Portfolio	3	70%	0%
DFA Two-Year Global Fixed Income Portfolio	4	81%	11%
DFA Selectively Hedged Global Fixed Income Portfolio	2	80%	52%
DFA Five-Year Global Fixed Income Portfolio	2	83%	0%
DFA World ex U.S. Government Fixed Income Portfolio	4	90%	14%
DFA Short-Term Government Portfolio	4	86%	0%
DFA Intermediate Government Fixed Income Portfolio	3	84%	14%
DFA Short-Term Extended Quality Portfolio	3	80%	6%
DFA Intermediate-Term Extended Quality Portfolio	2	87%	0%
DFA Targeted Credit Portfolio	2	88%	0%
DFA Global Core Plus Fixed Income Portfolio	4	88%	7%
DFA Investment Grade Portfolio	3	76%	0%
DFA Diversified Fixed Income Portfolio	2	91%	0%
DFA LTIP Portfolio	8	92%	55%
DFA Inflation-Protected Securities Portfolio	3	47%	0%
DFA Short-Duration Real Return Portfolio	2	82%	0%
208

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Global Core Plus Real Return Portfolio	2	95%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
209

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the seventeen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (seventeen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Portfolio

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

DFA Global Core Plus Real Return Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

210

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

211

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	33%	—	—	50%	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	18%	—	—	33%	—
DFA Selectively Hedged Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	7%	—	—	40%	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	12%	—	—	21%	—
DFA World ex U.S. Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	1%	—	—	1%	—
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	6%	—	—	41%	—
DFA Intermediate-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	2%	—	—	68%	—
DFA Targeted Credit Portfolio	100%	—	—	—	—	100%	—	—	5%	—	—	45%	—
DFA Global Core Plus Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	7%	—	—	48%	—
DFA Investment Grade Portfolio	100%	—	—	—	—	100%	—	—	41%	—	—	82%	—
DFA Diversified Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	40%	—	—	90%	—
DFA LTIP Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	7%	—	—	48%	—
DFA Global Core Plus Real Return Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	49%	—

212

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue
Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue
Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue
Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for
non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

213

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
214

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
215

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
216

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
217

DFA-103125-002A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

^	Denominated in USD, unless otherwise noted.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

1

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,220	$1,241,697
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,605	2,651,327
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,865,007
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	792,696
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,051,847
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,193,766
TOTAL ALABAMA		11,796,340
ARIZONA — (3.4%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/27	6,520	6,774,119
Arizona Board of Regents (RB) Series B
5.000%, 06/01/27	1,000	1,034,280
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	835	867,420
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,610	1,619,627
City of Phoenix (GO)
5.000%, 07/01/27	1,730	1,799,753
City of Scottsdale (GO)
5.000%, 07/01/27	1,525	1,585,222
City of Tempe (GO)
5.000%, 07/01/26	1,750	1,775,539
5.000%, 07/01/27	975	1,012,694
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	4,160	$4,221,808
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,022,513
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,329,284
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	985	1,000,156
5.000%, 07/01/27	150	155,774
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,369,880
5.000%, 07/01/27	2,940	3,052,199
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	669,719
5.000%, 07/01/27	2,285	2,372,203
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/27	850	882,579
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,115	6,282,583
5.000%, 01/01/34	2,670	2,729,588
5.000%, 01/01/38	13,785	14,013,559
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/26	2,825	2,835,454

2

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Town of Gilbert (GO)
5.000%, 07/15/27	1,525	$1,586,692
TOTAL ARIZONA		59,992,645
CALIFORNIA — (4.2%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,257,694
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	959,586
5.000%, 05/01/28	2,235	2,372,107
California State University (RB) Series A
4.000%, 11/01/36	7,000	7,000,039
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,073,812
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	1,065	1,084,281
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,130,096
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,174,744
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,739,450
State of California (GO)
5.000%, 12/01/26	5,535	5,683,679
5.000%, 04/01/27	7,000	7,248,199
5.000%, 08/01/27	5,000	5,220,871
5.000%, 03/01/28	1,000	1,057,905
5.000%, 08/01/29	1,000	1,016,679
5.000%, 10/01/29	1,020	1,029,441
5.000%, 08/01/30	1,570	1,596,186
5.000%, 09/01/31	2,900	2,953,586
4.000%, 09/01/32	1,000	1,008,297
5.000%, 08/01/33	1,420	1,442,312
4.000%, 08/01/35	725	728,348
5.000%, 08/01/35	8,335	8,335,456
5.000%, 09/01/35	2,315	2,351,285
4.000%, 08/01/37	3,000	3,012,260
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,924,785
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BX
5.000%, 05/15/26	2,110	$2,137,498
University of California (RB) Series BZ
5.000%, 05/15/28	2,110	2,256,971
TOTAL CALIFORNIA		74,795,567
COLORADO — (3.3%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/26	1,500	1,547,082
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	660	661,540
5.000%, 12/15/26	7,640	7,825,520
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,865	1,910,163
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,225	3,233,254
5.000%, 12/15/27	7,800	8,194,972
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,398,122
5.000%, 12/15/27	3,450	3,628,349
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,915	3,925,159
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,124,176

3

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	$1,816,718
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,305	3,386,310
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	3,750	3,756,307
5.000%, 12/01/26	3,175	3,255,153
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	460	471,712
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	710	711,742
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,630	2,718,426
University of Colorado (RB) Series C-2
5.000%, 06/01/27	4,750	4,927,023
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	475,810
TOTAL COLORADO		58,967,538
CONNECTICUT — (3.2%)
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,050,309
Connecticut State Health & Educational Facilities Authority (RB) Series A
3.300%, 07/01/42	6,515	6,515,000
Town of Cheshire (GO)
4.000%, 04/14/26	10,000	10,053,831
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO)
4.000%, 02/05/26	17,550	$17,598,294
Town of Madison (GO)
3.500%, 12/18/25	7,355	7,361,278
TOTAL CONNECTICUT		56,578,712
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,810	2,907,633
5.000%, 06/01/36	1,000	1,031,006
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,511,491
5.000%, 06/01/38	3,965	4,074,309
District of Columbia (GO) Series E
5.000%, 06/01/26	2,375	2,405,635
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 06/01/28	1,000	1,059,880
TOTAL DISTRICT OF COLUMBIA		16,989,954
FLORIDA — (4.1%)
City of Jacksonville (RB)
5.000%, 10/01/27	3,690	3,857,013
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,750	1,826,207
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,615	1,677,570
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/27	455	475,507
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	180	183,769
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,355	1,356,772
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	2,445	2,481,085
5.000%, 07/01/27	1,060	1,100,892
County of Miami-Dade Transit System (RB)
5.000%, 07/01/27	1,340	1,392,583

4

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	715	$746,271
School District of Broward County (RN)
4.000%, 06/25/26	18,020	18,167,023
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,000	2,074,505
State of Florida (GO) Series A
5.000%, 06/01/26	8,175	8,283,518
5.000%, 07/01/26	1,135	1,152,164
5.000%, 07/01/27	1,165	1,182,363
State of Florida (GO) Series B
5.000%, 07/01/27	1,455	1,510,768
State of Florida (GO) Series C
4.000%, 06/01/31	1,275	1,283,840
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	1,128	1,144,759
5.000%, 07/01/27	634	658,511
5.000%, 07/01/28	2,505	2,661,888
4.000%, 07/01/35	6,726	6,765,540
4.000%, 07/01/36	6,261	6,292,840
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/27	3,970	4,119,732
Tampa Bay Water (RB)
5.000%, 10/01/27	3,000	3,131,779
TOTAL FLORIDA		73,526,899
GEORGIA — (2.7%)
City of Brookhaven (GO)
5.000%, 07/01/27	1,600	1,662,785
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,555	3,707,862
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,335	26,407,686
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series A
5.000%, 07/01/26	1,285	$1,304,942
5.000%, 07/01/27	8,385	8,724,475
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,210,143
State of Georgia (GO) Series F
5.000%, 01/01/27	1,470	1,511,071
TOTAL GEORGIA		47,528,964
HAWAII — (2.1%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,380	3,380,000
5.000%, 07/01/26	110	111,700
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	110	111,700
City & County of Honolulu (GO) Series E
5.000%, 07/01/27	6,475	6,736,071
City & County of Honolulu (GO) Series F
5.000%, 07/01/27	7,100	7,386,271
County of Hawaii (GO)
5.000%, 09/01/27	195	203,509
County of Hawaii (GO) Series A
5.000%, 09/01/31	1,130	1,161,380
County of Maui (GO)
5.000%, 09/01/27	2,480	2,583,699
State of Hawaii (GO) Series FG
5.000%, 10/01/28	3,085	3,145,527
4.000%, 10/01/32	1,740	1,753,833
State of Hawaii (GO) Series FH
5.000%, 10/01/26	2,000	2,043,246
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	7,736,694
State of Hawaii (GO) Series FN
5.000%, 10/01/29	945	986,313
TOTAL HAWAII		37,339,943

5

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,060	$1,060,722
Illinois Finance Authority (RB) Series C
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,130	1,149,744
TOTAL ILLINOIS		2,210,466
IOWA — (0.3%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,327,678
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,076,076
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,991,294
TOTAL IOWA		5,395,048
KANSAS — (0.6%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	2,000	2,011,135
City of Olathe (GO) Series A
5.000%, 09/01/26	5,000	5,086,319
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,557,211
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,115,618
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/28	600	640,413
TOTAL KANSAS		11,410,696
	Face Amount	Value†
	(000)
KENTUCKY — (2.4%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,430	$1,430,504
Louisville Water Co. (RB)
5.000%, 11/15/27	11,075	11,616,367
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	6,235	6,245,908
5.000%, 04/01/28	7,885	8,322,548
Louisville/Jefferson County Metropolitan Government (RB) Series C
3.970%, 10/01/53	14,540	14,540,000
TOTAL KENTUCKY		42,155,327
LOUISIANA — (0.2%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,237,464
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/27	2,320	2,399,550
TOTAL LOUISIANA		3,637,014
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,050,862
City of Portland (GO) Series B
5.000%, 08/01/27	1,095	1,140,217
Maine Turnpike Authority (RB)
5.000%, 07/01/27	2,235	2,322,518
State of Maine (GO) Series D
5.000%, 06/01/28	865	918,799
TOTAL MAINE		5,432,396
MARYLAND — (4.7%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	816,767

6

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	$6,746,133
5.000%, 10/01/32	1,925	1,962,250
5.000%, 10/01/27	5,095	5,325,605
County of Baltimore (GO)
5.000%, 07/01/26	1,310	1,330,200
5.000%, 08/01/26	3,850	3,856,205
County of Calvert (GO)
5.000%, 07/01/27	930	966,648
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,509,969
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,640	5,758,615
5.000%, 10/01/27	6,840	7,150,890
County of Prince George's (GO) Series A
5.000%, 08/01/27	4,070	4,239,485
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,001,749
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,060	1,078,611
State of Maryland (GO) Series A
5.000%, 03/15/26	1,230	1,240,370
5.000%, 03/15/27	780	805,792
5.000%, 08/01/27	1,670	1,741,145
5.000%, 03/15/28	8,100	8,564,269
State of Maryland (GO) Series B
5.000%, 08/01/26	1,140	1,160,015
5.000%, 08/01/27	15,120	15,764,139
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	9,000	9,193,341
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,161,313
TOTAL MARYLAND		83,373,511
MASSACHUSETTS — (5.2%)
City of Peabody (GO)
4.000%, 07/10/26	5,000	5,041,757
City of Quincy (GO)
5.000%, 07/24/26	4,294	4,359,195
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Revere (GO)
4.000%, 07/10/26	1,377	$1,388,510
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	6,303,522
5.000%, 07/01/28	1,000	1,065,156
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/32	800	812,620
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	740	751,190
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,030	1,080,314
5.000%, 11/01/30	4,250	4,456,661
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,520	1,559,395
5.000%, 12/01/35	16,550	16,917,885
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	5,375	5,360,958
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,242,207
Town of Easton (GO)
4.000%, 03/05/26	2,019	2,026,667
Town of Hingham (GO)
4.000%, 02/13/26	8,870	8,896,639
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,019,649
Town of Swampscott (GO)
4.000%, 03/05/26	1,584	1,590,506
Town of Westborough (GO)
4.000%, 03/27/26	16,500	16,578,651
Town of Winchester (GO) Series B
4.000%, 03/26/26	10,500	10,551,761
TOTAL MASSACHUSETTS		93,003,243

7

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (0.1%)
Michigan State University (RB) Series A
5.000%, 02/15/27	530	$546,345
5.000%, 08/15/27	750	782,551
TOTAL MICHIGAN		1,328,896
MINNESOTA — (2.9%)
City of Minneapolis (GO)
5.000%, 12/01/27	6,185	6,496,061
City of St. Paul (GO) Series A
5.000%, 09/01/27	775	808,890
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,435	4,572,313
5.000%, 12/01/32	1,185	1,210,693
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,045	1,067,882
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	1,927,955
5.000%, 03/01/27	4,360	4,495,558
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,740,668
State of Minnesota (GO) Series A
5.000%, 08/01/27	14,360	14,964,246
5.000%, 08/01/28	6,100	6,505,388
5.000%, 08/01/33	1,065	1,079,206
State of Minnesota (GO) Series B
5.000%, 08/01/27	1,950	2,032,053
4.000%, 08/01/32	3,715	3,721,612
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	530	558,432
TOTAL MINNESOTA		52,180,957
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
5.000%, 10/01/29	5,415	5,662,642
	Face Amount	Value†
	(000)
MISSISSIPPI — (Continued)
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,700	$4,810,635
TOTAL MISSISSIPPI		10,473,277
MISSOURI — (0.8%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,127,816
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,835	1,875,983
City of Lees Summit (GO) Series A
5.000%, 04/01/28	5,000	5,286,101
Curators of the University of Missouri (RB)
5.000%, 11/01/25	3,000	3,000,000
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	162,220
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	2,205	2,213,659
TOTAL MISSOURI		13,665,779
NEBRASKA — (0.5%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,124,831
5.000%, 06/01/27	2,535	2,604,742
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,060	3,104,793
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,000	1,004,424
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,368,420
TOTAL NEBRASKA		9,207,210
NEVADA — (0.9%)
Clark County Water Reclamation District (GO)
4.000%, 07/01/34	1,800	1,810,808

8

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,710	$12,153,975
5.000%, 06/01/33	1,475	1,492,322
5.000%, 06/01/37	1,045	1,054,032
TOTAL NEVADA		16,511,137
NEW JERSEY — (3.7%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,003,899
City of Summit (GO)
4.000%, 07/16/26	1,790	1,806,292
County of Hudson (GO)
4.000%, 02/26/26	10,000	10,035,151
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,492,665
4.000%, 02/01/28	3,290	3,398,662
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	13,500	13,556,326
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,266,158
Princeton (GO)
4.000%, 02/19/26	13,000	13,047,017
Township of Livingston (GO)
4.000%, 12/05/25	4,000	4,003,591
Township of Toms River (GO)
4.000%, 06/01/27	865	884,031
4.000%, 06/01/28	1,255	1,300,227
Township of Woodbridge (GO)
4.000%, 03/13/26	6,640	6,666,978
TOTAL NEW JERSEY		65,460,997
NEW MEXICO — (1.0%)
Central New Mexico Community College (GO)
5.000%, 08/15/28	3,370	3,589,843
City of Albuquerque (GO) Series A
5.000%, 07/01/27	730	758,222
State of New Mexico (GO)
5.000%, 03/01/27	7,040	7,255,616
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	$5,660,695
TOTAL NEW MEXICO		17,264,376
NEW YORK — (8.2%)
City of New York (GO) Series 1
5.000%, 08/01/29	550	571,920
City of New York (GO) Series A-1
5.000%, 09/01/27	1,580	1,650,392
5.000%, 08/01/38	1,885	1,904,039
City of New York (GO) Series B-1
5.000%, 08/01/27	8,610	8,975,299
5.000%, 10/01/35	2,600	2,694,865
5.000%, 12/01/38	1,610	1,632,935
City of New York (GO) Series C
5.000%, 08/01/26	4,535	4,614,284
5.000%, 08/01/27	615	641,093
City of New York (GO) Series D
5.000%, 10/01/27	5,900	6,175,490
City of New York (GO) Series E
5.000%, 08/01/26	4,035	4,105,543
City of New York (GO) Series F
5.000%, 09/01/27	2,920	3,050,091
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
City of New York (GO) Series F-5
3.900%, 06/01/44	3,640	3,640,000
City of New York (GO) Series H
5.000%, 01/01/27	1,525	1,567,430
City of Rochester (GO) Series I
4.000%, 02/26/26	4,920	4,937,447
Corning City School District (GO) Series A
4.000%, 06/18/26	3,820	3,852,370

9

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Empire State Development Corp. (RB) Series A
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	$1,376,667
5.000%, 03/15/26	5,645	5,693,248
5.000%, 03/15/32	2,145	2,210,434
5.000%, 03/15/38	3,675	3,679,846
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	6,710	6,785,779
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	320	320,241
5.000%, 11/15/26	255	261,266
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,010	1,018,484
5.000%, 03/15/28	1,820	1,922,853
5.000%, 02/15/30	1,370	1,408,757
5.000%, 02/15/31	865	889,360
5.000%, 03/15/32	7,495	7,946,190
5.000%, 02/15/33	4,970	5,047,127
5.000%, 03/15/35	5,660	5,750,957
5.000%, 03/15/36	4,395	4,464,751
5.000%, 02/15/37	2,895	2,958,467
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,557,659
5.000%, 02/15/34	4,105	4,253,346
5.000%, 02/15/37	1,790	1,844,283
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,505	9,798,704
5.000%, 03/15/38	4,000	4,165,614
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,215,639
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	7,970	8,230,270
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	1,053,836
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/36	1,160	1,168,762
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	775	$775,510
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,530	2,620,362
5.000%, 11/15/30	1,425	1,476,564
TOTAL NEW YORK		145,913,181
NORTH CAROLINA — (1.4%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	283,839
5.000%, 04/01/28	300	317,311
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	17,065	17,734,643
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,513,458
County of Wake (GO) Series A
5.000%, 04/01/27	2,625	2,713,813
Town of Holly Springs (GO)
5.000%, 02/01/27	1,405	1,447,069
TOTAL NORTH CAROLINA		25,010,133
OHIO — (2.3%)
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,995	1,998,427
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,385	4,468,690
City of Columbus (GO) Series A
5.000%, 04/01/27	2,225	2,299,652
5.000%, 10/01/27	3,360	3,514,643
City of Columbus (GO) Series B
5.000%, 10/01/27	1,195	1,249,999
County of Allen Hospital Facilities Revenue (RB) Series C
3.950%, 06/01/34	970	970,000
Ohio State University (RB) Series A
5.000%, 12/01/25	1,120	1,121,856

10

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series A
5.000%, 09/01/28	2,540	$2,712,445
5.000%, 02/01/32	1,920	1,929,120
5.000%, 05/01/32	1,080	1,116,164
5.000%, 02/01/33	1,850	1,858,011
5.000%, 05/01/35	2,630	2,701,308
5.000%, 02/01/36	2,690	2,698,666
State of Ohio (GO) Series B
5.000%, 09/01/27	1,215	1,266,912
5.000%, 09/15/27	6,645	6,935,311
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	2,098,003
State of Ohio (GO) Series X
5.000%, 05/01/29	665	720,799
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,624,076
TOTAL OHIO		41,284,082
OKLAHOMA — (0.1%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	795,243
4.000%, 06/01/28	1,790	1,847,355
TOTAL OKLAHOMA		2,642,598
OREGON — (1.1%)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	805,785
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	500	531,317
County of Washington (GO)
5.000%, 06/01/27	4,110	4,263,237
5.000%, 06/01/28	3,755	3,991,544
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	970	1,006,308
	Face Amount	Value†
	(000)
OREGON — (Continued)
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	2,205	$2,235,775
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	1,065	1,079,864
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/27	590	612,084
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,390,718
State of Oregon (GO) Series A
5.000%, 05/01/27	695	719,401
State of Oregon (GO) Series F
5.000%, 05/01/29	1,075	1,086,895
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	2,000	2,049,411
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	635	658,973
TOTAL OREGON		20,431,312
PENNSYLVANIA — (1.0%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,330	5,383,332
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,300,490
Exeter Township School District (GO) (ST AID WITHHLDG)
¤ 4.000%, 05/15/28 (Pre-refunded @ $100, 5/15/27)	3,090	3,153,109

11

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/27	1,430	$1,498,360
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	685	694,029
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/27	1,000	1,047,804
TOTAL PENNSYLVANIA		18,077,124
RHODE ISLAND — (0.2%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	1,182,529
State of Rhode Island (GO) Series C
5.000%, 08/01/27	2,425	2,523,659
TOTAL RHODE ISLAND		3,706,188
SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/26	3,520	3,552,480
5.000%, 04/01/27	2,800	2,892,366
Beaufort County School District (GO) Series A
5.000%, 03/02/26	4,000	4,029,694
Beaufort County School District (GO) Series B
5.000%, 03/01/28	3,000	3,165,682
Beaufort County School District (GO) Series C
5.000%, 03/01/27	8,300	8,561,362
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,670	1,719,588
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/26	1,475	1,485,950
Horry County School District (GO)
5.000%, 03/01/26	2,905	2,926,853
5.000%, 03/01/27	7,775	8,024,990
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 2 (GO)
5.000%, 03/01/27	4,075	$4,204,941
TOTAL SOUTH CAROLINA		40,563,906
TENNESSEE — (2.0%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	919,875
City of Memphis (GO) Series A
5.000%, 04/01/26	1,310	1,322,196
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,835	1,900,672
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,396,522
County of Knox (GO) Series C
5.000%, 06/01/26	125	126,677
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,603,530
County of Rutherford (GO) Series A
5.000%, 04/01/26	2,115	2,134,865
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,735	1,791,745
County of Washington (GO) Series A
4.000%, 06/01/26	1,900	1,913,153
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,390	5,409,285
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,007,954
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	390	405,369
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,514,376
5.000%, 09/01/27	1,900	1,984,648

12

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	$3,500,110
TOTAL TENNESSEE		34,930,977
TEXAS — (17.0%)
Alamo Community College District (GO)
5.000%, 08/15/27	500	521,264
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	190	195,225
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	795	818,508
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,006,058
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	2,400	2,440,172
5.000%, 08/01/27	280	291,636
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,437,681
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	9,870	10,048,057
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	555	577,605
City of Anna (GO)
4.000%, 02/15/28	1,350	1,387,257
City of Austin (GO)
5.000%, 09/01/27	5,500	5,735,994
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	530	541,566
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,285	1,285,929
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,360	1,424,134
5.000%, 11/15/31	940	961,181
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Carrollton (GO)
5.000%, 08/15/26	1,420	$1,446,184
City of Cedar Park (GO)
5.000%, 02/15/26	680	684,119
City of College Station (GO)
5.000%, 02/15/28	530	556,276
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	1,973,354
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,301,757
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,352,098
City of Denton (GO)
5.000%, 02/15/28	2,155	2,268,202
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	930	936,551
5.000%, 03/01/27	760	782,975
City of Fort Worth (GO)
5.000%, 03/01/27	5,325	5,486,679
5.000%, 03/01/28	5,015	5,282,417
City of Frisco (GO)
5.000%, 02/15/26	1,500	1,509,516
City of Houston (GO) Series A
5.000%, 03/01/27	5,785	5,959,879
City of Irving (GO)
5.000%, 09/15/27	5,075	5,295,775
City of Leander (GO)
5.000%, 08/15/27	350	364,635
City of Lewisville (GO)
5.000%, 02/15/27	815	839,622
5.000%, 02/15/28	745	784,304
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,139,797
City of Pflugerville (GO)
5.000%, 08/01/26	1,200	1,218,926
City of Plano (GO)
5.000%, 09/01/27	1,535	1,599,744
5.000%, 09/01/28	2,680	2,851,446
City of Richardson (GO)
5.000%, 02/15/27	1,895	1,951,035
5.000%, 02/15/28	2,000	2,105,515
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,169,748

13

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio (GO)
5.000%, 02/01/26	3,175	$3,192,367
5.000%, 02/01/27	5,030	5,174,666
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,355	3,371,693
4.000%, 02/01/27	1,975	2,004,635
4.000%, 02/01/28	1,450	1,462,089
4.000%, 02/01/36	2,775	2,782,176
City of Temple (GO)
5.000%, 08/01/27	575	597,393
City of Temple (GO) Series A
5.000%, 08/01/28	185	196,030
City of Temple (GO) Series B
5.000%, 08/01/27	230	238,957
5.000%, 08/01/28	165	174,838
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	1,025	1,030,944
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,762,267
5.000%, 02/15/29	895	962,704
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,525	1,621,946
County of Collin (GO)
5.000%, 02/15/27	1,125	1,157,978
5.000%, 02/15/28	1,000	1,052,530
County of Denton (GO)
5.000%, 07/15/27	4,540	4,721,346
5.000%, 07/15/28	515	547,005
County of Fort Bend (GO)
5.000%, 03/01/27	7,300	7,515,845
County of Harris (GO) Series A
5.000%, 09/15/27	7,115	7,419,222
5.000%, 10/01/27	2,500	2,609,578
County of Tarrant (GO)
5.000%, 07/15/28	750	797,619
5.000%, 07/15/29	365	396,345
County of Travis (GO)
5.000%, 03/01/28	16,330	17,212,138
County of Travis (GO) Series A
5.000%, 03/01/26	1,500	1,510,962
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Williamson (GO)
5.000%, 02/15/27	9,035	$9,307,956
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 8/15/26)	2,915	2,941,367
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,884,885
Del Valle Independent School District (GO) (PSF-GTD) Series A
5.000%, 06/15/27	2,390	2,478,303
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/27	375	389,670
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	580	597,969
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,865	1,942,653
5.000%, 08/15/28	1,000	1,064,958
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,055	1,085,791
4.000%, 02/15/28	2,085	2,141,236
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	250	257,296
5.000%, 02/15/28	1,565	1,644,079
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,130,736
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	405	407,135
5.000%, 02/01/27	320	329,164
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,013,365
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,075	3,169,871

14

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	$2,012,214
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,155	1,162,459
5.000%, 02/15/27	1,530	1,577,204
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,915	1,927,368
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	2,155	2,221,487
5.000%, 02/15/28	1,000	1,053,486
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,000	4,118,280
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	159,361
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	403,000
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,942,150
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	770	801,923
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	635	661,440
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,295,698
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,563,297
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	2,880	2,938,542
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	8,605	$8,660,328
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,600	2,614,933
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	1,080	1,126,144
5.000%, 09/01/31	2,300	2,334,679
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	250	262,545
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	15,735	15,972,842
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	8,055	8,366,275
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,509,687
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	605	649,581
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	235	242,100
5.000%, 02/15/30	2,500	2,514,768
5.000%, 02/15/31	2,000	2,010,900
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,190,979
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	2,070	2,204,462
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	630	663,119

15

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	$915,961
State of Texas (GO)
5.000%, 10/01/27	2,000	2,090,703
State of Texas (GO) Series A
5.000%, 10/01/26	4,960	4,974,662
5.000%, 04/01/27	1,480	1,493,602
5.000%, 10/01/31	3,775	3,948,486
State of Texas (GO) Series B
5.000%, 08/01/29	1,435	1,495,441
5.000%, 10/01/29	1,535	1,605,845
5.000%, 10/01/31	3,260	3,409,818
State of Texas (GO) Series C
5.000%, 08/01/27	420	437,380
State of Texas (GO) Series E
5.000%, 02/01/27	1,225	1,260,689
5.000%, 08/01/27	3,290	3,426,144
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,130,581
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	570	598,053
Texas Tech University System (RB) Series A
5.000%, 02/15/27	675	694,865
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	525	546,176
5.000%, 08/01/28	830	882,249
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	230	231,184
5.000%, 02/01/27	700	718,829
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	390	406,238
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	950	$966,031
TOTAL TEXAS		303,226,716
UTAH — (0.7%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,590	1,616,969
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/27	2,205	2,290,739
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,177,499
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,500	1,616,492
State of Utah (GO)
5.000%, 07/01/26	2,325	2,360,466
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,322,738
5.000%, 06/01/28	1,890	2,006,624
Utah Transit Authority (RB)
5.000%, 12/15/27	325	341,457
TOTAL UTAH		12,732,984
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,325,595
VIRGINIA — (3.1%)
City of Alexandria (GO)
5.000%, 12/15/27	3,975	4,179,563
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,940,628
City of Newport News (GO) Series A
5.000%, 08/01/29	985	1,027,992
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/27	1,500	1,565,320
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	7,940,000

16

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	$211,763
5.000%, 04/01/28	750	793,079
County of Arlington (GO)
5.000%, 08/15/27	7,925	8,268,389
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,343,393
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,620	5,741,776
County of Henrico (GO) Series A
5.000%, 08/01/27	3,635	3,788,906
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	17,500	17,757,467
TOTAL VIRGINIA		55,558,276
WASHINGTON — (7.9%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,035	5,035,000
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	4,875,000
City of Seattle (GO)
5.000%, 06/01/27	5,240	5,440,323
4.000%, 12/01/34	1,165	1,165,394
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	685	709,765
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	1,670	1,718,653
5.000%, 07/01/28	6,170	6,558,066
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,242,086
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	$1,619,377
County of King (GO)
5.000%, 12/01/25	1,625	1,627,798
County of King (GO) Series A
5.000%, 12/01/25	2,840	2,844,890
5.000%, 12/01/26	5,945	6,098,283
County of King (GO) Series B
5.000%, 12/01/25	1,455	1,457,505
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	411,477
4.000%, 07/01/36	12,275	12,284,676
County of Spokane (GO)
5.000%, 12/01/26	4,115	4,217,555
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,405	1,426,711
5.000%, 07/01/28	6,870	7,303,918
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,210	2,265,078
5.000%, 12/01/27	2,180	2,287,918
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/25	2,300	2,303,595
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	905	906,486
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/27	2,430	2,546,265
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,216,909
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/27	505	530,104

17

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/28	590	$633,302
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	344,631
5.000%, 12/01/29	3,030	3,319,164
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,830	2,835,007
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	6,060	6,216,017
State of Washington (GO) Series D
5.000%, 02/01/35	1,095	1,100,372
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,790	1,821,161
State of Washington (GO) Series A
5.000%, 08/01/26	3,930	3,998,415
State of Washington (GO) Series B
5.000%, 07/01/29	145	145,534
5.000%, 08/01/29	1,115	1,133,968
5.000%, 07/01/30	1,100	1,104,030
5.000%, 07/01/31	10,035	10,071,433
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,019,005
State of Washington (GO) Series D
5.000%, 06/01/26	2,460	2,492,939
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,090	1,108,975
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,565	2,670,248
5.000%, 08/01/31	2,955	3,072,983
State of Washington (GO) Series R-2018D
5.000%, 08/01/31	1,000	1,039,927
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	4,855	4,965,894
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	3,035	$3,061,957
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	4,160	4,322,206
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	3,955	4,109,213
TOTAL WASHINGTON		139,679,213
WEST VIRGINIA — (0.1%)
State of West Virginia (GO) Series B
5.000%, 06/01/33	1,605	1,698,430
WISCONSIN — (3.1%)
City of Madison (GO) Series D
5.000%, 10/01/27	5,545	5,801,265
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,288,474
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	1,040,224
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/27	8,225	8,594,025
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,070	5,128,148
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	4,458,465
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,187,482
5.000%, 05/01/27	7,140	7,398,133
5.000%, 05/01/28	7,325	7,763,762
University of Wisconsin Hospitals & Clinics (RB) Series C
3.850%, 04/01/54	8,635	8,635,000
TOTAL WISCONSIN		55,294,978
TOTAL MUNICIPAL BONDS (Cost $1,771,144,913)		1,772,302,585

18

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (0.3%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	6,000	$5,998,904

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $939,050)	938,956	$939,050
TOTAL INVESTMENTS — (100.0%)
(Cost $1,778,083,963)		$1,779,240,539
As of October 31, 2025, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$621,755	$621,755
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	819,313	819,313
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	795,461	795,461
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	478,373	478,373
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	637,096	637,096
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	659,171	659,171
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	317,894	317,894
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,669,663	1,669,663
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	782,279	782,279
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	378,315	378,315
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	999,838	999,838
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	973,229	973,229
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,379,160	1,379,160
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,149,462	1,149,462
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	525,216	525,216
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	658,387	658,387
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	944,082	944,082
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	964,483	964,483
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	1,016,449	1,016,449
Bank of America Corp.	2.719%	Fixed	CPI	Maturity	USD	66,000,000	01/23/26	—	—	200,632	200,632
Bank of America Corp.	2.718%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	794,258	794,258
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,169,652	1,169,652
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	31,000,000	06/17/28	—	—	73,513	73,513
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	996,605	996,605

19

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	$789,692	$789,692
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,017,514	1,017,514
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	905,968	905,968
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,666,156	1,666,156
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,960,322	1,960,322
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,563,485	1,563,485
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,565,966	1,565,966
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,870,437	1,870,437
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,445,308	2,445,308
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,564,741	1,564,741
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	2,010,347	2,010,347
Citibank, N.A.	2.781%	Fixed	CPI	Maturity	USD	48,000,000	11/22/25	—	—	105,298	105,298
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	50,411	50,411
Citibank, N.A.	2.736%	Fixed	CPI	Maturity	USD	30,000,000	06/30/27	—	—	25,217	25,217
Citibank, N.A.	2.734%	Fixed	CPI	Maturity	USD	70,000,000	01/15/26	—	—	197,595	197,595
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	42,691	42,691
Citibank, N.A.	2.618%	Fixed	CPI	Maturity	USD	46,000,000	01/10/26	—	—	180,429	180,429
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	41,000,000	12/20/25	—	—	161,503	161,503
Citibank, N.A.	2.555%	Fixed	CPI	Maturity	USD	69,000,000	11/14/25	—	—	278,016	278,016
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	34,000,000	12/27/25	—	—	155,994	155,994
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,099,525	1,099,525
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,393,705	2,393,705
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,571,511	1,571,511
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,432,712	2,432,712
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,794,096	1,794,096
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	157,447	157,447
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	348,741	348,741
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	27,000,000	02/13/26	—	—	44,996	44,996
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	950,647	950,647
Total Appreciation										$48,354,756	$48,354,756
Bank of America Corp.	2.861%	Fixed	CPI	Maturity	USD	37,000,000	08/27/28	—	—	(234,528)	(234,528)
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	(341,801)	(341,801)
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	31,000,000	06/02/28	—	—	(14,483)	(14,483)
Citibank, N.A.	3.320%	Fixed	CPI	Maturity	USD	56,000,000	09/15/26	—	—	(180,929)	(180,929)
Citibank, N.A.	3.272%	Fixed	CPI	Maturity	USD	38,000,000	10/01/26	—	—	(111,463)	(111,463)
Morgan Stanley and Co. International	3.235%	Fixed	CPI	Maturity	USD	53,000,000	10/08/26	—	—	(152,296)	(152,296)
Morgan Stanley and Co. International	3.212%	Fixed	CPI	Maturity	USD	30,000,000	10/14/26	—	—	(85,138)	(85,138)

20

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	3.210%	Fixed	CPI	Maturity	USD	34,000,000	10/06/26	—	—	$(87,359)	$(87,359)
Morgan Stanley and Co. International	3.115%	Fixed	CPI	Maturity	USD	30,000,000	10/21/26	—	—	(63,554)	(63,554)
Morgan Stanley and Co. International	3.102%	Fixed	CPI	Maturity	USD	48,000,000	10/24/26	—	—	(94,537)	(94,537)
Morgan Stanley and Co. International	2.857%	Fixed	CPI	Maturity	USD	51,000,000	07/21/28	—	—	(267,048)	(267,048)
Morgan Stanley and Co. International	2.844%	Fixed	CPI	Maturity	USD	33,000,000	08/01/28	—	—	(154,367)	(154,367)
Morgan Stanley and Co. International	2.800%	Fixed	CPI	Maturity	USD	38,000,000	08/18/28	—	—	(160,694)	(160,694)
Morgan Stanley and Co. International	2.709%	Fixed	CPI	Maturity	USD	44,000,000	05/29/28	—	—	(88,620)	(88,620)
Morgan Stanley and Co. International	2.648%	Fixed	CPI	Maturity	USD	29,000,000	05/09/28	—	—	(47,791)	(47,791)
Total (Depreciation)										$(2,084,608)	$(2,084,608)
Total Appreciation (Depreciation)										$46,270,148	$46,270,148
*
As of October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $35,791,592 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,772,302,585	—	$1,772,302,585
Commercial Paper	—	5,998,904	—	5,998,904
Investment Companies	$939,050	—	—	939,050
Total Investments in Securities	$939,050	$1,778,301,489	—	$1,779,240,539
Financial Instruments
Assets
Swap Agreements**	—	48,354,756	—	48,354,756
Liabilities
Swap Agreements**	—	(2,084,608)	—	(2,084,608)
Total Financial Instruments	—	$46,270,148	—	$46,270,148
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
21

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.9%)
CALIFORNIA — (96.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,115	$2,118,472
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	254,744
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/27	2,000	2,101,819
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	1,500	1,577,134
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/28	415	445,680
Atascadero Unified School District (GO) Series A
5.000%, 08/01/28	235	252,243
Bay Area Toll Authority (RB) Series A
3.050%, 04/01/55	3,315	3,315,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/28	300	322,855
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/27	860	899,646
Beverly Hills Unified School District (GO)
5.000%, 08/01/27	890	931,654
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,892,975
Burbank Unified School District (GO)
5.000%, 08/01/28	750	805,445
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,017,282
5.000%, 02/01/34	1,000	1,027,338
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	140	$147,397
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	1,110,881
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,980,095
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	200,950
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	213,127
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	110	111,225
California State Public Works Board (RB) Series C
5.000%, 11/01/25	2,205	2,205,000
4.000%, 11/01/30	750	758,406
4.000%, 11/01/31	600	606,047
California State Public Works Board (RB) Series A
5.000%, 02/01/28	210	221,581
California State Public Works Board (RB) Series B
5.000%, 05/01/26	660	667,667
5.000%, 06/01/27	1,510	1,567,727
5.000%, 12/01/28	825	887,454
California State Public Works Board (RB) Series C
5.000%, 09/01/26	3,750	3,824,194
5.000%, 08/01/27	415	432,607
5.000%, 09/01/28	1,509	1,614,333

22

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series D
5.000%, 11/01/26	135	$138,248
5.000%, 04/01/27	445	454,272
5.000%, 05/01/28	1,060	1,125,026
California State University (RB) Series A
5.000%, 11/01/27	825	869,575
5.000%, 11/01/28	645	645,040
3.375%, 11/01/29	3,500	3,500,000
5.000%, 11/01/31	2,350	2,441,033
5.000%, 11/01/33	1,655	1,673,483
4.000%, 11/01/34	1,500	1,505,743
4.000%, 11/01/35	1,000	1,003,234
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	155	155,261
5.000%, 12/01/26	120	123,028
5.000%, 03/01/27	670	673,769
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,305,197
4.000%, 08/01/37	500	501,593
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	351,598
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	149,218
4.000%, 10/01/28	125	130,580
4.000%, 10/01/29	55	58,212
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,362,568
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	359,822
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	1,605	1,606,081
4.000%, 04/01/35	1,000	1,000,529
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	485	$489,825
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	3,000	3,045,370
City & County of San Francisco (GO) Series R-1
5.000%, 06/15/26	2,000	2,030,247
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/27	485	509,729
5.000%, 09/15/28	495	534,094
5.000%, 09/15/29	545	603,681
City of Berkeley (RN)
4.000%, 07/28/26	6,255	6,330,542
City of Grover Beach (GO)
5.000%, 09/01/26	345	351,769
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/29	225	246,158
City of Los Angeles (RN)
5.000%, 06/25/26	3,055	3,106,216
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/28	1,675	1,791,311
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/27	310	322,635
5.000%, 06/01/28	165	176,059
City of Rancho Cordova (ST)
5.000%, 09/01/26	220	223,590
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	790	809,245
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/28	370	398,276
5.000%, 08/01/29	585	645,772
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	465	465,000
5.000%, 11/01/26	305	312,853

23

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/28	2,500	$2,711,633
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	432,510
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	525	535,118
Compton Community College District (GO) Series B
5.000%, 08/01/26	325	331,167
5.000%, 08/01/27	140	146,430
Corona-Norco Unified School District (GO)
5.000%, 08/01/27	280	293,154
5.000%, 08/01/28	265	284,884
5.000%, 08/01/29	260	287,010
County of Los Angeles (RN) Series A
5.000%, 06/30/26	4,805	4,887,860
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,073,812
County of San Diego (RN)
5.000%, 06/30/26	5,000	5,084,567
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,905,481
Cupertino Union School District (COP)
5.000%, 06/01/27	500	519,352
Davis Joint Unified School District (COP) (AG)
4.000%, 08/01/27	1,625	1,626,689
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	130,571
5.000%, 06/01/28	160	171,656
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	400	417,826
5.000%, 06/01/28	2,790	2,993,250
5.000%, 06/01/30	690	719,863
East Side Union High School District (GO)
5.000%, 08/01/27	305	319,007
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28	315	$338,287
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,288,712
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/27	350	368,216
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,858,528
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	1,585	1,658,069
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/27	3,000	3,289,119
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	770	784,438
5.000%, 08/01/27	625	654,471
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	505,519
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,500,525
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	312,420
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/28	325	347,913
5.000%, 05/01/29	425	466,989
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	112,046
Lodi Unified School District (GO)
5.000%, 08/01/28	520	558,442
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	736,949

24

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	$2,742,194
5.000%, 07/01/34	1,000	1,043,609
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,307,153
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	270	270,497
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	495	536,133
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/25	585	586,077
5.000%, 12/01/26	295	303,370
5.000%, 12/01/27	310	327,374
5.000%, 12/01/28	350	379,084
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/28	195	210,526
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	890	904,106
5.000%, 07/01/29	380	389,836
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/33	1,525	1,529,519
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	200	202,879
5.000%, 07/01/35	4,045	4,054,344
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	3,215	3,366,084
5.000%, 07/01/29	1,590	1,755,946
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/30	5,500	$6,226,187
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	565	591,551
5.000%, 07/01/30	1,530	1,622,315
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	825	863,770
Los Rios Community College District (GO)
5.000%, 08/01/28	1,010	1,084,666
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,753,982
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	390,671
5.000%, 12/01/26	265	272,404
5.000%, 12/01/27	385	406,537
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	900,849
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	726,817
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	135,000
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/27	290	303,318
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	280	285,313
5.000%, 08/01/27	175	183,037
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	1,380	1,484,695
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	261,175
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	855	895,766

25

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	1,765	$1,808,165
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	100	104,593
New Haven Unified School District (GO)
5.000%, 08/01/26	490	499,297
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	158,391
5.000%, 12/01/28	175	189,515
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,375	1,398,972
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	400	401,701
5.000%, 08/01/28	1,020	1,020,878
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/28	350	378,251
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	905	909,923
5.000%, 02/01/34	2,255	2,267,267
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,444
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/27	3,230	3,381,500
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	275,000
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/27	1,000	1,045,575
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/28	85	91,039
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/27	865	904,725
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pleasanton Unified School District (GO)
5.000%, 08/01/27	1,595	$1,671,048
Pomona Unified School District (GO)
5.000%, 08/01/29	350	385,827
Pomona Unified School District (GO) Series A
5.000%, 08/01/27	340	356,271
Reed Union School District (GO)
4.000%, 08/01/26	250	252,819
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	4,012,465
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
3.150%, 05/15/45	320	320,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,000	1,019,721
5.000%, 08/01/27	725	759,568
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,570,000
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	330	330,000
Riverside Unified School District (GO)
5.000%, 08/01/27	55	57,661
5.000%, 08/01/28	185	199,087
Riverside Unified School District (GO) Series D
5.000%, 08/01/27	130	136,290
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	190	195,412
5.000%, 12/01/27	205	216,468
5.000%, 12/01/28	265	286,980
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	520	554,574

26

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	$1,068,573
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,280	1,381,274
Salinas Union High School District (GO) Series A
5.000%, 08/01/27	300	313,935
Salinas Union High School District (GO) Series B
5.000%, 08/01/28	215	230,894
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	2,648,123
San Diego Community College District (GO)
5.000%, 08/01/26	385	392,765
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	253,139
5.000%, 05/01/27	135	140,264
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	5,000	5,113,725
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,000,186
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	125	128,256
5.000%, 10/15/27	1,010	1,065,298
5.000%, 10/15/28	2,640	2,856,979
5.000%, 05/15/38	3,060	3,085,723
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	1,160	1,223,147
San Diego Unified School District (GO) (AG) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	130,687
5.250%, 07/01/27	365	383,205
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series G-2
5.000%, 07/01/27	1,060	$1,107,153
San Diego Unified School District (GO) Series I-3
5.000%, 07/01/26	2,180	2,215,130
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	335,318
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/27	1,870	1,958,176
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/27	6,660	6,974,038
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	577,295
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	1,330	1,389,608
5.000%, 07/01/28	840	900,548
4.000%, 07/01/34	480	486,799
4.000%, 07/01/38	385	387,628
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,051,506
5.000%, 10/01/35	1,000	1,000,966
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	242,418
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	452,087
San Francisco Unified School District (GO) Series A
5.000%, 06/15/28	800	851,866

27

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	$1,595,837
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	1,256,503
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,573,911
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	885	921,717
8.000%, 08/01/27	695	762,608
8.000%, 08/01/28	830	957,297
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	315	317,562
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/27	385	403,019
5.000%, 08/01/28	110	118,223
San Jose Unified School District (GO) Series A
5.000%, 08/01/27	2,495	2,611,771
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/25	575	575,424
San Marcos Unified School District (GO) Series A
5.000%, 08/01/28	500	536,963
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	200	215,985
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/27	385	403,424
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,212,026
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	$360,073
San Mateo Union High School District (GO) Series D
5.000%, 09/01/28	650	702,511
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	365	371,926
5.000%, 08/01/27	145	151,659
Santa Clara Unified School District (GO)
4.000%, 07/01/36	1,000	1,004,520
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	570	578,456
Scotts Valley Unified School District (GO) Series B
5.000%, 08/01/26	250	254,893
Southwestern Community College District (GO) Series A
5.250%, 08/01/28	355	383,594
State of California (GO)
5.000%, 11/01/25	1,345	1,345,000
5.000%, 12/01/25	1,040	1,041,873
5.000%, 04/01/26	1,500	1,514,800
5.000%, 08/01/26	6,265	6,379,198
4.000%, 09/01/26	1,340	1,356,387
5.000%, 09/01/26	3,395	3,464,139
4.000%, 11/01/26	3,435	3,486,483
5.000%, 03/01/27	3,520	3,637,156
5.000%, 04/01/27	1,725	1,786,163
3.500%, 08/01/27	4,890	4,973,916
5.000%, 08/01/27	9,455	9,820,782
5.000%, 09/01/27	645	674,917
5.000%, 10/01/27	2,230	2,338,393
5.000%, 11/01/27	255	267,558
5.000%, 12/01/27	1,555	1,635,695
5.000%, 03/01/28	1,810	1,914,807
5.000%, 04/01/28	1,710	1,812,592
5.000%, 08/01/28	4,270	4,522,086
5.000%, 09/01/28	2,595	2,727,294
5.000%, 10/01/28	5	5,008
5.000%, 11/01/28	1,170	1,257,254
5.000%, 12/01/28	1,755	1,889,480
5.000%, 10/01/29	300	302,777

28

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/30	1,000	$1,000,065
5.000%, 10/01/30	1,100	1,181,251
5.250%, 08/01/31	1,400	1,400,287
5.000%, 09/01/31	1,350	1,374,945
4.000%, 09/01/32	450	453,734
5.000%, 09/01/32	1,300	1,323,377
5.000%, 10/01/32	5	5,007
5.000%, 08/01/33	450	457,071
5.000%, 09/01/33	1,000	1,017,404
4.000%, 08/01/35	580	582,678
5.000%, 10/01/35	2,030	2,045,782
4.000%, 11/01/35	1,000	1,015,114
4.000%, 09/01/36	1,960	1,969,471
5.000%, 11/01/39	1,500	1,578,961
State of California (GO) Series B
5.000%, 10/01/26	1,515	1,549,139
State of California (GO) (AMBAC)
5.000%, 02/01/27	1,040	1,072,371
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	440	440,869
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,585	2,737,242
Stockton Unified School District (GO)
5.000%, 08/01/26	2,990	3,006,391
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	305,692
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	375	382,367
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	101,897
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	438,093
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,314,779
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AR
5.000%, 05/15/30	545	$551,026
5.000%, 05/15/32	1,620	1,636,450
University of California (RB) Series BS
5.000%, 05/15/29	400	438,580
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,206,248
University of California (RB) Series BZ
5.000%, 05/15/26	4,000	4,052,130
5.000%, 05/15/27	1,665	1,734,489
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,035,020
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,011,702
Ventura Unified School District (GO) Series B
5.000%, 08/01/27	625	653,703
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/27	300	310,533
5.000%, 05/01/28	725	773,724
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	140,846
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/29	750	820,146
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	2,005	2,037,964
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	270	282,494
4.000%, 08/01/34	1,260	1,260,466
TOTAL MUNICIPAL BONDS (Cost $357,240,800)		357,825,031

29

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (3.0%)
California Statewide Communities Development Authority
2.800%, 11/04/25	5,000	$4,999,987
2.580%, 01/06/26	3,000	3,000,472
2.600%, 01/08/26	3,000	3,000,487
TOTAL COMMERCIAL PAPER (Cost $11,000,000)		11,000,946

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $235,748)	235,725	$235,748
TOTAL INVESTMENTS — (100.0%)
(Cost $368,476,548)		$369,061,725
As of October 31, 2025, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.009%	Fixed	CPI	Maturity	USD	15,000,000	02/20/26	—	—	$4,015	$4,015
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	301,049	301,049
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	261,414	261,414
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	256,167	256,167
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	195,644	195,644
Bank of America Corp.	2.769%	Fixed	CPI	Maturity	USD	22,000,000	01/21/26	—	—	55,706	55,706
Bank of America Corp.	2.764%	Fixed	CPI	Maturity	USD	11,000,000	02/05/26	—	—	28,968	28,968
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	829,864	829,864
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	393,622	393,622
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	453,840	453,840
Bank of America Corp.	2.560%	Fixed	CPI	Maturity	USD	11,000,000	11/15/25	—	—	46,026	46,026
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,009,510	1,009,510
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	82,659	82,659
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,248,359	1,248,359
Citibank, N.A.	2.940%	Fixed	CPI	Maturity	USD	25,000,000	03/03/26	—	—	14,624	14,624
Citibank, N.A.	2.812%	Fixed	CPI	Maturity	USD	8,000,000	02/12/26	—	—	17,459	17,459
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	26,000,000	12/27/25	—	—	119,290	119,290
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	861,658	861,658
Morgan Stanley and Co. International	2.660%	Fixed	CPI	Maturity	USD	7,000,000	11/27/25	—	—	24,324	24,324
Morgan Stanley and Co. International	2.649%	Fixed	CPI	Maturity	USD	12,000,000	01/28/26	—	—	45,372	45,372
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	9,000,000	12/19/25	—	—	37,672	37,672

30

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	$24,842	$24,842
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	48,552	48,552
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	131,892	131,892
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	138,806	138,806
Total Appreciation										$6,631,334	$6,631,334
Bank of America Corp.	3.014%	Fixed	CPI	Maturity	USD	13,000,000	07/24/27	—	—	(48,445)	(48,445)
Bank of America Corp.	2.778%	Fixed	CPI	Maturity	USD	13,000,000	05/15/27	—	—	(15,258)	(15,258)
Citibank, N.A.	3.355%	Fixed	CPI	Maturity	USD	7,000,000	04/09/26	—	—	(34,267)	(34,267)
Citibank, N.A.	3.245%	Fixed	CPI	Maturity	USD	10,000,000	05/21/26	—	—	(28,395)	(28,395)
Citibank, N.A.	3.025%	Fixed	CPI	Maturity	USD	13,000,000	08/01/27	—	—	(49,935)	(49,935)
Citibank, N.A.	2.980%	Fixed	CPI	Maturity	USD	13,000,000	03/17/26	—	—	(5,977)	(5,977)
Morgan Stanley and Co. International	2.958%	Fixed	CPI	Maturity	USD	6,000,000	08/12/27	—	—	(18,621)	(18,621)
Morgan Stanley and Co. International	2.919%	Fixed	CPI	Maturity	USD	10,000,000	09/24/27	—	—	(35,642)	(35,642)
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	7,000,000	07/09/27	—	—	(9,574)	(9,574)
Morgan Stanley and Co. International	2.775%	Fixed	CPI	Maturity	USD	11,000,000	06/09/27	—	—	(669)	(669)
Morgan Stanley and Co. International	2.752%	Fixed	CPI	Maturity	USD	16,000,000	10/24/27	—	—	(20,890)	(20,890)
Total (Depreciation)										$(267,673)	$(267,673)
Total Appreciation (Depreciation)										$6,363,661	$6,363,661
*
As of October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,235,156 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$357,825,031	—	$357,825,031
Commercial Paper	—	11,000,946	—	11,000,946
Investment Companies	$235,748	—	—	235,748
Total Investments in Securities	$235,748	$368,825,977	—	$369,061,725

31

DFA California Municipal Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Swap Agreements**	—	$6,631,334	—	$6,631,334
Liabilities
Swap Agreements**	—	(267,673)	—	(267,673)
Total Financial Instruments	—	$6,363,661	—	$6,363,661
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
32

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$332,160
ARIZONA — (1.5%)
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	635	644,435
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	470	472,810
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	167,943
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	70	82,611
5.000%, 07/01/36	85	99,001
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	449,291
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	392,119
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	1,060	1,089,049
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	584,742
5.000%, 05/01/39	2,670	3,036,770
TOTAL ARIZONA		7,018,771
CALIFORNIA — (1.6%)
State of California (GO)
5.000%, 08/01/27	270	281,927
4.000%, 09/01/32	1,000	1,008,297
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/35	2,000	$2,028,458
4.000%, 09/01/35	1,820	1,829,197
5.000%, 09/01/35	600	609,404
4.000%, 10/01/36	1,000	1,030,356
State of California (GO) (BAM)
5.000%, 09/01/35	445	451,975
University of California (RB) Series AY
4.000%, 05/15/35	575	584,038
TOTAL CALIFORNIA		7,823,652
COLORADO — (1.9%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/25	1,000	1,002,129
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	920,535
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	350	357,148
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	225,648
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	205,092
University of Colorado (RB) Series C-2
5.000%, 06/01/26	1,410	1,429,116
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	320,546
5.000%, 12/01/36	1,090	1,167,865

33

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	690	$755,008
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,847,870
TOTAL COLORADO		9,230,957
CONNECTICUT — (0.4%)
City of Danbury (GO)
4.000%, 02/23/26	2,000	2,006,708
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/27	590	611,672
District of Columbia (GO) Series D
5.000%, 06/01/26	425	430,482
TOTAL DISTRICT OF COLUMBIA		1,042,154
FLORIDA — (8.4%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	515,164
5.000%, 07/01/28	435	462,244
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	785	800,369
5.000%, 09/01/38	100	112,429
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	129,293
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,142,642
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	255	260,340
5.000%, 10/01/27	120	125,408
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,692,827
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	$11,024,390
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	255	258,764
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	40	46,702
5.000%, 10/01/37	50	57,846
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	69,033
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	139,583
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,347,902
5.000%, 10/01/36	290	329,676
5.000%, 10/01/39	200	224,966
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,134,328
School District of Broward County (RN)
4.000%, 06/25/26	4,750	4,788,755
School District of Broward County (GO) (AG)
5.000%, 07/01/26	1,260	1,278,014
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,300,748
State of Florida (GO) Series B
5.000%, 06/01/29	2,543	2,764,405
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	2,034	2,045,957
4.000%, 07/01/36	1,894	1,903,632
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/36	1,310	1,539,328

34

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
5.000%, 07/01/37	465	$541,522
Tampa Bay Water (RB)
5.000%, 10/01/26	980	999,898
TOTAL FLORIDA		40,036,165
GEORGIA — (0.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,025	1,026,736
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	568,720
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,266,737
TOTAL GEORGIA		3,862,193
HAWAII — (1.8%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,117,925
County of Maui (GO)
5.000%, 03/01/26	200	201,396
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,224,680
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,037,154
TOTAL HAWAII		8,581,155
ILLINOIS — (0.6%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,003,197
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	600,821
TOTAL ILLINOIS		2,604,018
IOWA — (0.7%)
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,667,413
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	$154,948
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	612,560
TOTAL IOWA		3,434,921
KANSAS — (1.0%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,147,247
City of Olathe (GO) Series A
5.000%, 09/01/26	2,000	2,034,528
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	229,752
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,080	1,100,742
TOTAL KANSAS		4,512,269
LOUISIANA — (0.6%)
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	3,000	3,033,445
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	415	431,250
State of Maine (GO) Series B
4.000%, 06/01/26	515	518,994
TOTAL MAINE		950,244
MARYLAND — (7.3%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,100	2,197,509
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,410,561
County of Charles (GO)
5.000%, 10/01/38	620	699,648

35

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Frederick (GO) Series A
4.000%, 04/01/39	5,000	$5,256,482
County of Harford (GO)
4.000%, 10/01/39	1,605	1,676,264
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,099,735
County of Howard (GO) Series A
5.000%, 08/15/29	840	917,595
5.000%, 08/15/36	1,525	1,744,770
County of Prince George's (GO) Series A
5.000%, 08/01/26	1,030	1,047,662
5.000%, 07/15/29	3,660	3,987,960
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	906,583
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,815,038
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	770	802,804
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	4,991,920
State of Maryland (GO) Series B
5.000%, 08/01/27	1,705	1,777,636
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,187,816
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	1,000	1,021,482
TOTAL MARYLAND		34,541,465
MASSACHUSETTS — (3.0%)
City of Quincy (GO)
5.000%, 07/24/26	1,486	1,508,562
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	246,949
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	$564,372
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,277,760
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	941,777
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/35	345	409,590
5.000%, 06/01/36	1,240	1,457,480
Town of Norwood (GO)
5.000%, 03/15/29	340	369,086
Town of Westborough (GO)
4.000%, 03/27/26	4,000	4,019,067
Town of Winchester (GO)
4.000%, 07/17/26	666	672,418
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,000	2,009,859
TOTAL MASSACHUSETTS		14,476,920
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	562,918
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,629,182
TOTAL MICHIGAN		2,192,100
MINNESOTA — (1.8%)
City of Burnsville (GO) Series A
5.000%, 12/20/26	405	415,759
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	1,136,360

36

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	$2,237,743
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,254,591
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,052,821
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,638,980
TOTAL MINNESOTA		8,736,254
MISSOURI — (1.1%)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	2,145,665
5.000%, 02/01/26	2,955	2,970,834
TOTAL MISSOURI		5,116,499
NEBRASKA — (1.6%)
City of Omaha (GO)
5.000%, 04/15/28	300	317,206
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	1,140	1,222,864
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,205,077
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	425	487,122
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,506,265
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	600,537
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	$1,217,335
TOTAL NEBRASKA		7,556,406
NEVADA — (0.9%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,228,083
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,250,657
TOTAL NEVADA		4,478,740
NEW JERSEY — (2.3%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	240	245,562
City of Summit (GO)
4.000%, 07/16/26	470	474,278
County of Hudson (GO)
4.000%, 02/26/26	4,000	4,014,060
County of Union (GO)
4.000%, 06/12/26	3,000	3,022,686
Essex County Improvement Authority (RN)
5.000%, 03/17/26	475	478,854
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	945	951,955
Princeton (GO)
2.000%, 12/15/25	1,815	1,811,638
TOTAL NEW JERSEY		10,999,033
NEW MEXICO — (1.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,126,983
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,287,367

37

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	$202,985
State of New Mexico (GO)
5.000%, 03/01/26	1,220	1,228,513
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,137,333
TOTAL NEW MEXICO		5,983,181
NEW YORK — (6.7%)
City of New York (GO) Series A-1
5.000%, 09/01/27	405	423,044
City of New York (GO) Series B-1
5.000%, 08/01/27	2,580	2,689,462
5.000%, 12/01/34	380	387,272
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,517,823
City of New York (GO) Series D
5.000%, 10/01/36	490	565,471
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,237,922
City of New York (GO) Series F-1
5.000%, 08/01/36	1,225	1,377,222
City of Rochester (GO) Series II
4.000%, 07/30/26	1,000	1,009,049
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,008,474
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	515,280
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,527,115
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,352,461
5.000%, 03/15/36	70	82,927
4.000%, 03/15/37	1,435	1,459,406
5.000%, 03/15/37	35	40,558
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	$1,439,688
4.000%, 02/15/39	4,240	4,263,157
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,248,120
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	334,597
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,534,121
TOTAL NEW YORK		32,013,169
NORTH CAROLINA — (1.4%)
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.900%, 01/15/48	3,795	3,795,000
City of Charlotte (GO) Series B
5.000%, 07/01/37	385	450,893
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/26	2,025	2,055,421
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	113,670
County of Durham (GO)
5.000%, 06/01/37	210	238,330
TOTAL NORTH CAROLINA		6,653,314
OHIO — (2.0%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,198,321
5.000%, 10/01/35	260	310,035
5.000%, 10/01/36	245	289,431
Ohio Higher Educational Facility Commission (RB) Series B2
3.900%, 01/01/39	2,120	2,120,000
State of Ohio (GO) Series A
5.000%, 03/01/28	630	665,189

38

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 06/15/30	1,460	$1,620,581
State of Ohio (GO) Series C
5.000%, 08/01/28	2,120	2,259,667
TOTAL OHIO		9,463,224
OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/26	2,780	2,800,271
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,912,733
TOTAL OKLAHOMA		4,713,004
OREGON — (2.1%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	266,372
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	302,129
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	287,746
County of Washington (GO)
5.000%, 06/01/28	1,375	1,461,618
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,357,092
State of Oregon (GO) Series K
5.000%, 11/01/36	265	310,721
5.000%, 11/01/37	190	220,743
5.000%, 11/01/38	690	795,495
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,179,969
TOTAL OREGON		10,181,885
PENNSYLVANIA — (0.6%)
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/26	1,505	1,541,375
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/26	475	$486,481
Township of Lower Merion (GO)
5.000%, 05/01/29	605	656,631
TOTAL PENNSYLVANIA		2,684,487
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,219,996
SOUTH CAROLINA — (2.7%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	3,000	3,094,468
Beaufort County School District (GO) Series C
5.000%, 03/01/26	1,945	1,959,311
Charleston County School District (GO) Series A
5.000%, 02/01/26	1,200	1,206,905
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/26	1,500	1,499,821
Horry County School District (GO)
5.000%, 03/01/26	3,000	3,022,568
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	882,264
5.000%, 03/01/38	1,000	1,102,968
TOTAL SOUTH CAROLINA		12,768,305
TENNESSEE — (3.9%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	878,338
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,247,010
City of Memphis (GO)
5.000%, 05/01/26	1,020	1,031,522
4.000%, 05/01/39	695	704,586

39

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Knox (GO)
4.000%, 06/01/38	1,000	$1,031,156
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,434,837
4.000%, 04/01/39	1,025	1,039,117
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,519,695
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,909,428
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,034,869
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	2,023,197
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	155	157,359
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	455	472,930
TOTAL TENNESSEE		18,484,044
TEXAS — (22.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	315	346,798
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	240,350
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	555,112
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	125	130,091
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,123,422
5.000%, 02/15/39	1,450	1,616,826
City of Amarillo (GO)
4.000%, 02/15/26	1,685	1,690,884
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	$1,122,949
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,038,784
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,178
5.000%, 09/01/27	2,255	2,351,757
5.000%, 09/01/36	290	337,635
5.000%, 09/01/38	270	301,932
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	556,381
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	550	562,737
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,301,663
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,914,760
City of Celina (GO)
4.125%, 09/01/26	2,520	2,547,990
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,150,642
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	849,432
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,664,458
City of Denton (GO)
5.000%, 02/15/35	1,420	1,598,911
5.000%, 02/15/39	2,000	2,208,518
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,322,536
City of Fort Worth (GO)
5.000%, 03/01/28	2,090	2,104,787
5.000%, 03/01/37	1,000	1,101,135
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,679,387
City of Houston (GO)
5.000%, 03/01/35	750	870,284

40

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
5.000%, 03/01/26	1,035	$1,042,291
City of Leander (GO)
5.000%, 08/15/38	90	102,540
5.000%, 08/15/39	165	186,312
5.000%, 08/15/40	75	83,762
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,696,081
City of Pflugerville (GO)
5.000%, 08/01/37	350	385,531
City of Plano (GO)
5.000%, 09/01/26	495	504,056
5.000%, 09/01/38	1,000	1,121,751
City of Richardson (GO)
5.000%, 02/15/39	750	826,489
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,065,514
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,731,376
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	559,286
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,005,907
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,016,061
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,516,586
County of Bexar (GO)
4.000%, 06/15/26	650	655,004
5.000%, 06/15/26	1,690	1,713,265
County of Collin (GO)
5.000%, 02/15/26	165	166,042
5.000%, 02/15/38	365	402,695
County of Harris (GO)
5.000%, 10/01/26	495	505,028
County of Harris (GO) Series A
5.000%, 09/15/26	565	575,855
5.000%, 09/15/38	1,400	1,576,026
County of Travis (GO)
5.000%, 03/01/26	1,190	1,198,697
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Williamson (GO)
4.000%, 02/15/26	4,010	$4,024,002
5.000%, 02/15/26	230	231,446
5.000%, 02/15/39	605	674,977
Dallas College (GO)
5.000%, 02/15/28	930	978,641
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	400	405,432
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	1,102,648
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	545	548,426
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	455	529,421
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	180,011
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,001,674
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,063,848
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,676,092
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	830	846,437
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	160	161,001

41

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/39	525	$593,409
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	844,195
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	665,332
5.000%, 08/15/29	1,195	1,244,116
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,210,990
5.000%, 02/15/30	870	951,730
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	127,207
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,025	1,137,979
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,275	1,402,389
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	443,208
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	55	64,115
5.000%, 02/15/36	65	75,090
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	2,010	2,040,382
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	$565,906
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	880	895,400
5.000%, 08/15/30	2,850	2,893,517
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,623,810
State of Texas (GO)
5.000%, 10/01/35	1,670	1,970,054
State of Texas (GO) Series A
5.000%, 10/01/31	985	1,030,267
State of Texas (GO) Series C
5.000%, 08/01/26	1,420	1,444,720
State of Texas (GO) Series E
5.000%, 08/01/35	970	1,143,685
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	869,533
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	6,026,875
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/39	205	230,838
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	1,392,338
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,133,135
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	326,673
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	399,359
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	315	351,482

42

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	$834,796
TOTAL TEXAS		107,293,080
UTAH — (1.8%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,258,662
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,364,403
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	137,301
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	850,063
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,851,479
Utah Transit Authority (RB)
5.000%, 12/15/26	225	230,890
TOTAL UTAH		8,692,798
VIRGINIA — (2.8%)
City of Alexandria (GO)
4.000%, 12/15/39	1,140	1,188,152
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,064,179
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,133,646
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	250	253,252
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,786,507
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	781,318
County of Henrico (GO) Series A
5.000%, 08/01/26	4,390	4,469,203
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	$500,859
TOTAL VIRGINIA		13,177,116
WASHINGTON — (9.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,115	1,116,760
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	285,261
City of Seattle (GO)
5.000%, 06/01/26	2,825	2,862,989
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	330	333,850
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	410	412,435
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,170	1,185,938
County of King (GO)
5.000%, 12/01/35	4,000	4,581,381
County of King (GO) Series A
4.000%, 01/01/26	725	726,460
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,184,867
County of King (GO) Series E
5.000%, 12/01/25	480	480,826
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,485,440
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/28	1,630	1,653,469
County of Spokane (GO)
5.000%, 12/01/28	1,365	1,464,344

43

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	$4,102,274
5.000%, 07/01/37	165	186,035
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	575	647,470
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	560,782
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/34	335	394,539
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,001,666
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	317,009
5.000%, 12/01/39	1,000	1,131,074
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,020,655
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,425	1,426,247
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,155,510
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,107,516
State of Washington (GO) Series B
5.000%, 07/01/32	1,030	1,033,689
State of Washington (GO) Series C
5.000%, 02/01/34	2,610	2,623,513
5.000%, 02/01/37	2,155	2,388,537
State of Washington (GO) Series D
5.000%, 02/01/28	1,110	1,143,049
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
4.000%, 06/01/37	1,115	$1,154,888
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	1,750	1,818,236
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	1,045	1,085,747
TOTAL WASHINGTON		43,072,456
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,195,482
WISCONSIN — (2.0%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	2,565,803
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,256,361
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	175	205,447
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,403,209
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	629,408
State of Wisconsin (GO) Series B
5.000%, 05/01/37	2,370	2,649,319
TOTAL WISCONSIN		9,709,547
TOTAL MUNICIPAL BONDS (Cost $474,856,045)		471,871,317
COMMERCIAL PAPER — (0.6%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	3,000	2,999,452

44

DFA Municipal Bond Portfolio
CONTINUED
	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $327,931)	327,898	$327,931
TOTAL INVESTMENTS — (100.0%)
(Cost $478,183,976)		$475,198,700
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$471,871,317	—	$471,871,317
Commercial Paper	—	2,999,452	—	2,999,452
Investment Companies	$327,931	—	—	327,931
Total Investments in Securities	$327,931	$474,870,769	—	$475,198,700
See accompanying Notes to Financial Statements.
45

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.2%)
ALABAMA — (0.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$595,403
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	731,720
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	995	1,011,196
TOTAL ALABAMA		2,338,319
ALASKA — (0.2%)
Borough of Matanuska-Susitna (RB) Series 2025A
5.000%, 09/01/26	3,000	3,053,153
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	385	392,621
TOTAL ALASKA		3,445,774
ARIZONA — (1.6%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	500	517,140
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	1,995	2,024,641
5.000%, 07/01/27	720	747,955
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,395	1,403,341
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	3,840	3,897,054
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	790	802,156
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	$1,268,407
5.000%, 07/01/27	2,730	2,834,185
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	624,056
5.000%, 07/01/27	2,095	2,174,952
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/26	3,750	3,805,221
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/34	2,350	2,402,446
TOTAL ARIZONA		22,501,554
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	1,155	1,201,126
CALIFORNIA — (3.4%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	852,399
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	7,000	7,081,590
State of California (GO)
5.000%, 04/01/27	17,740	18,369,007
5.000%, 08/01/27	2,020	2,109,232
5.000%, 09/01/28	1,675	1,705,950
5.000%, 10/01/28	20	20,034
5.000%, 08/01/29	1,155	1,174,264
5.000%, 10/01/29	3,305	3,335,592
5.000%, 08/01/30	1,405	1,428,434
5.000%, 09/01/30	1,345	1,369,964
5.000%, 09/01/31	2,600	2,648,042
5.000%, 08/01/33	5,705	5,794,640

46

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BX
5.000%, 05/15/26	2,110	$2,137,498
TOTAL CALIFORNIA		48,026,646
COLORADO — (2.7%)
Adams & Weld Counties School District No. 27J Brighton (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	6,015	6,025,355
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	665	666,552
5.000%, 12/15/26	5,885	6,027,904
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,135	3,143,024
5.000%, 12/15/26	6,000	6,153,715
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	1,120	1,142,875
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,030	3,037,863
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	555	566,255
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	5,590	5,671,281
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,025	3,101,366
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/26	1,750	1,766,328
TOTAL COLORADO		37,302,518
	Face Amount^	Value†
	(000)
CONNECTICUT — (3.2%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	$646,038
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,050,308
City of New Haven (GO) Series B
5.000%, 08/01/26	100	101,507
Regional School District No. 18 (GO)
4.000%, 08/13/26	7,050	7,119,166
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,140	2,164,546
Town of Ellington (GO)
4.000%, 09/22/26	3,000	3,033,041
Town of Greenwich (GO)
4.000%, 02/05/26	10,095	10,122,779
Town of Madison (GO)
3.500%, 12/18/25	6,770	6,775,779
TOTAL CONNECTICUT		45,013,164
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,400	2,483,388
District of Columbia (GO) Series D
5.000%, 06/01/26	2,770	2,805,730
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	1,095	1,117,830
TOTAL DISTRICT OF COLUMBIA		6,406,948
FLORIDA — (6.4%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,720,334
5.000%, 07/01/28	3,560	3,775,410
City of Jacksonville (RB)
5.000%, 10/01/27	2,900	3,031,257
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,395	1,455,748
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,305	1,355,560
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	825	842,276

47

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
5.000%, 10/01/27	375	$391,901
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	265	270,549
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,270	1,271,660
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	880	898,507
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	545	565,934
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,530	1,530,960
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	880	897,827
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/26	290	295,467
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	310	314,596
5.000%, 07/01/27	265	275,311
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	660	663,149
5.000%, 02/01/27	360	369,180
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,931,127
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,555
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	395	399,799
School Board of Miami-Dade County (GO)
4.000%, 01/07/26	15,020	15,047,915
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,100	$6,162,590
School District of Broward County (RN)
4.000%, 06/25/26	15,220	15,344,178
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,020	2,095,250
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	7,215	7,316,720
State of Florida (GO) Series A
5.000%, 06/01/26	2,860	2,897,965
5.000%, 07/01/26	1,060	1,076,029
5.000%, 07/01/27	2,040	2,118,191
State of Florida (GO) Series B
5.000%, 07/01/26	1,525	1,548,061
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	2,123	2,154,543
5.000%, 07/01/27	504	523,485
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/26	2,385	2,418,230
Tampa Bay Water (RB)
5.000%, 10/01/26	1,635	1,668,196
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,020	1,035,871
TOTAL FLORIDA		89,705,331
GEORGIA — (0.2%)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	635	644,966

48

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,510	$2,523,621
TOTAL GEORGIA		3,168,587
HAWAII — (1.9%)
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	105	106,623
5.000%, 11/01/26	1,080	1,105,658
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	100	101,545
City & County of Honolulu (GO) Series E
5.000%, 01/01/26	10,540	10,578,315
City & County of Honolulu (GO) Series F
5.000%, 01/01/26	5,140	5,158,685
County of Hawaii (GO) Series A
5.000%, 09/01/31	910	935,271
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,057,341
State of Hawaii (GO) Series FG
4.000%, 10/01/32	1,560	1,572,402
State of Hawaii (GO) Series FH
4.000%, 10/01/30	1,925	1,942,880
State of Hawaii (GO) Series FN
5.000%, 10/01/29	765	798,443
TOTAL HAWAII		27,357,163
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/26	440	443,959
5.000%, 04/01/27	410	423,092
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/26	535	538,520
5.000%, 03/01/27	240	246,934
TOTAL IDAHO		1,652,505
	Face Amount^	Value†
	(000)
ILLINOIS — (2.8%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	1,015	$1,018,157
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	445	445,717
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,827,285
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	229,967
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/27	225	234,729
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	2,125	2,128,186
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,799,357
County of Cook (GO)
5.000%, 11/15/34	805	814,506
County of Cook (GO) Series A
5.000%, 11/15/26	2,155	2,203,686
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	2,140	2,140,000
5.000%, 11/01/26	280	286,111
Elmhurst Park District (GO)
5.000%, 12/15/25	735	736,728
5.000%, 12/15/26	270	276,631
5.000%, 12/15/27	220	230,523
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	366,000
Illinois Finance Authority (RB)
3.950%, 08/01/43	525	525,000

49

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series C
5.000%, 04/01/27	2,000	$2,063,555
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,000	1,017,472
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/26	395	397,112
5.000%, 02/01/27	525	539,448
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,075	6,095,347
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	2,480	2,483,856
State of Illinois (GO) Series A
5.000%, 11/01/25	3,945	3,945,000
State of Illinois (GO) Series B
5.000%, 10/01/27	3,100	3,218,953
TOTAL ILLINOIS		39,023,326
INDIANA — (0.1%)
Indiana Municipal Power Agency (RB) (AG) Series A
5.000%, 01/01/26	1,475	1,480,217
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 01/15/26	425	426,492
TOTAL INDIANA		1,906,709
IOWA — (0.2%)
State of Iowa Board of Regents (RB) Series 2025A
5.000%, 09/01/27	2,100	2,185,859
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	13,030	13,102,543
	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Olathe (GO) Series A
5.000%, 09/01/26	4,170	$4,241,990
TOTAL KANSAS		17,344,533
KENTUCKY — (0.4%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	550	556,215
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	1,195	1,207,526
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	770	783,310
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,400	1,400,494
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	2,280	2,283,989
TOTAL KENTUCKY		6,231,534
LOUISIANA — (0.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	75	75,525
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	140	144,234
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	7,060	7,138,706
TOTAL LOUISIANA		7,358,465
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/26	910	923,761
5.000%, 07/01/27	1,765	1,834,114
TOTAL MAINE		2,757,875

50

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (2.4%)
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	$1,722,703
County of Anne Arundel (GO) Series B
5.000%, 10/01/26	2,370	2,419,628
County of Baltimore (GO)
5.000%, 07/01/26	1,235	1,254,043
5.000%, 08/01/26	3,790	3,796,108
County of Calvert (GO)
5.000%, 07/01/27	745	774,358
County of Charles (GO)
5.000%, 10/01/26	1,095	1,118,129
County of Prince George's (GO) Series A
5.000%, 08/01/26	3,280	3,336,244
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	665	674,174
5.000%, 07/01/27	400	414,134
State of Maryland (GO) Series A
5.000%, 08/01/26	470	478,252
5.000%, 03/15/27	515	532,029
State of Maryland (GO) Series B
5.000%, 08/01/26	1,295	1,317,736
5.000%, 08/01/28	15,000	15,997,267
TOTAL MARYLAND		33,834,805
MASSACHUSETTS — (3.8%)
City of Fall River (GO)
4.000%, 01/30/26	4,455	4,466,448
City of Peabody (GO)
4.000%, 07/10/26	5,385	5,429,972
City of Quincy (GO)
5.000%, 07/24/26	6,010	6,101,249
City of Revere (GO)
4.000%, 07/10/26	1,209	1,219,106
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,020	5,091,501
5.000%, 07/01/29	5,295	5,379,820
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,375	1,410,637
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) (AG)
5.000%, 07/01/26	2,140	$2,168,534
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	365	368,615
5.000%, 07/01/27	320	328,460
Town of Easton (GO)
4.000%, 03/05/26	1,764	1,770,698
Town of Hingham (GO)
4.000%, 02/13/26	8,205	8,229,642
Town of Swampscott (GO)
4.000%, 03/05/26	1,416	1,421,816
Town of Westborough (GO)
4.000%, 03/27/26	5,500	5,526,217
Town of Winchester (GO)
4.000%, 07/17/26	2,082	2,102,065
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,500	2,512,324
TOTAL MASSACHUSETTS		53,527,104
MICHIGAN — (1.1%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,238,052
5.000%, 05/01/27	2,940	3,041,247
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	1,430	1,446,012
Farmington Public School District (GO)
5.000%, 05/01/26	735	742,252
5.000%, 05/01/27	1,400	1,443,842
Ferris State University (RB) (AG) Series A
5.000%, 10/01/27	340	355,220
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	540	545,754
5.000%, 05/01/27	580	599,283
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	1,115	1,115,000
6.000%, 11/01/26	465	480,282
6.000%, 11/01/27	220	234,404
South Lyon Community Schools (GO)
5.000%, 05/01/26	880	889,680

51

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/26	2,075	$2,097,314
5.000%, 05/01/27	1,045	1,079,899
TOTAL MICHIGAN		15,308,241
MINNESOTA — (2.6%)
City of Minneapolis (GO)
5.000%, 12/01/25	5,035	5,043,208
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	2,370	2,382,700
County of Hennepin (GO) Series C
5.000%, 12/15/25	1,700	1,704,078
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,240,146
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,030	1,052,553
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	1,827,802
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	475	485,507
5.000%, 12/01/27	295	307,610
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/26	480	488,631
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,242
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,295	1,301,715
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,765	1,774,545
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 08/01/27	10,920	$11,379,496
5.000%, 08/01/33	985	998,139
State of Minnesota (GO) Series B
4.000%, 08/01/32	3,420	3,426,087
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,060	1,063,654
TOTAL MINNESOTA		36,621,113
MISSISSIPPI — (0.2%)
State of Mississippi (GO) Series B
5.000%, 12/01/28	1,240	1,269,474
State of Mississippi (GO) Series F
¤ 4.000%, 11/01/34 (Pre-refunded @ $100, 11/1/25)	1,285	1,285,000
TOTAL MISSISSIPPI		2,554,474
MISSOURI — (0.7%)
Curators of the University of Missouri (RB)
5.000%, 11/01/25	8,000	8,000,000
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	480	489,582
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,645	1,652,193
TOTAL MISSOURI		10,141,775
NEBRASKA — (0.2%)
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,129,898
Nebraska State Colleges Facilities Corp. (RB) (AG) Series B
5.000%, 07/15/26	645	654,219
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,035	1,039,579
TOTAL NEBRASKA		2,823,696

52

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (0.8%)
Clark County School District (GO) Series A
5.000%, 06/15/26	1,580	$1,600,875
Clark County School District (GO) Series B
5.000%, 06/15/26	2,010	2,036,556
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	2,003,257
County of Clark (GO)
5.000%, 12/01/25	1,850	1,853,111
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,145,456
TOTAL NEVADA		10,639,255
NEW JERSEY — (8.2%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	745	762,266
City of Hoboken (GO) Series A
4.000%, 03/10/26	8,090	8,122,825
City of New Brunswick (GO)
4.000%, 09/08/26	5,000	5,051,086
City of Summit (GO)
4.000%, 07/16/26	1,465	1,478,334
County of Hudson (GO)
4.000%, 02/26/26	15,115	15,168,131
County of Mercer (GO) Series A
4.000%, 03/31/26	5,350	5,376,189
County of Union (GO)
4.000%, 06/12/26	15,000	15,113,429
Essex County Improvement Authority (RN)
5.000%, 03/17/26	1,785	1,799,483
Hudson County Improvement Authority (RN) Series A
4.000%, 03/12/26	957	960,922
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	630	634,637
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	4,630	$4,649,318
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/26	740	750,843
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,310	1,398,198
Princeton (GO)
4.000%, 02/19/26	10,250	10,287,071
Township of East Brunswick (GO)
4.000%, 07/14/26	7,095	7,153,083
Township of Evesham (GO)
4.000%, 09/14/26	4,000	4,039,675
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	4,000	4,043,848
Township of Lakewood (GO)
4.000%, 12/18/25	4,430	4,435,732
Township of Livingston (GO)
4.000%, 12/05/25	10,500	10,509,426
Township of Morris (GO)
3.750%, 09/24/26	2,000	2,017,007
Township of Old Bridge (GO)
4.000%, 09/09/26	2,320	2,344,995
Township of Woodbridge (GO)
4.000%, 03/13/26	5,905	5,928,992
Westfield School District (GO)
4.000%, 09/03/26	2,770	2,798,532
TOTAL NEW JERSEY		114,824,022
NEW MEXICO — (1.2%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	455	462,616

53

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Central New Mexico Community College (GO)
5.000%, 08/15/26	2,400	$2,442,939
5.000%, 08/15/27	10,290	10,718,445
City of Albuquerque (GO) Series A
5.000%, 07/01/26	1,000	1,014,924
State of New Mexico (GO)
5.000%, 03/01/26	1,535	1,545,711
TOTAL NEW MEXICO		16,184,635
NEW YORK — (8.1%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	3,000	3,029,653
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,011,870
City of New York (GO) Series A-1
4.000%, 08/01/32	1,690	1,698,216
City of New York (GO) Series A-5
3.900%, 08/01/44	450	450,000
City of New York (GO) Series B-1
5.000%, 08/01/26	775	788,549
5.000%, 08/01/27	3,875	4,039,406
5.000%, 12/01/31	1,135	1,159,146
5.000%, 12/01/34	1,220	1,243,346
City of New York (GO) Series C
5.000%, 08/01/26	1,395	1,419,388
City of New York (GO) Series E
5.000%, 08/01/32	785	796,465
City of New York (GO) Series F
5.000%, 08/01/26	1,815	1,846,731
City of New York (GO) Series F-5
3.900%, 06/01/44	2,815	2,815,000
City of Oneida (GO)
4.000%, 03/27/26	4,500	4,520,895
City of Rochester (GO) Series I
4.000%, 02/26/26	3,000	3,010,639
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	5,000	$5,040,167
Corning City School District (GO) Series A
4.000%, 06/18/26	3,180	3,206,947
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	2,190	2,191,358
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	5,390	5,450,871
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	2,000	2,013,516
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	1,055	1,063,049
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/28	6,375	6,379,473
5.000%, 11/15/34	770	770,540
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	305	305,230
5.000%, 11/15/26	245	251,020
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	885	901,624
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	2,000	2,014,463
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	2,000	2,001,098
New York State Dormitory Authority (RB)
5.000%, 07/01/26	485	491,915
5.000%, 07/01/27	195	201,890

54

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/30	1,310	$1,334,971
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/34	3,320	3,439,978
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	390	402,736
5.000%, 03/15/28	700	739,063
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,560,094
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	5,000	5,042,288
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	780,695
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	4,000	4,035,312
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	5,500	5,550,627
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	5,030	5,070,471
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,000	5,022,231
Town of Oyster Bay (GO)
4.000%, 08/21/26	3,155	3,186,901
Town of Salina (GO) Series A
4.000%, 06/05/26	5,000	5,033,861
Town of Webster (GO)
4.000%, 08/25/26	6,000	6,060,868
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	725	725,477
5.000%, 11/15/26	825	845,467
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,135	$2,211,255
TOTAL NEW YORK		114,154,760
NORTH CAROLINA — (0.6%)
County of Union (GO) Series B
5.000%, 09/01/26	3,460	3,526,308
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	1,910	1,933,580
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	2,825	2,833,848
TOTAL NORTH CAROLINA		8,293,736
OHIO — (2.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	1,790	1,800,460
City of Cincinnati (GO) Series A
5.000%, 12/01/25	3,220	3,225,531
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,830	1,833,144
City of Cleveland (GO) Series A
5.000%, 12/01/25	3,140	3,145,144
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	1,390	1,394,482
5.000%, 01/01/27	1,220	1,250,678
City of Hamilton (GO)
4.000%, 12/17/25	535	535,474
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	575	581,767
5.000%, 06/01/27	485	500,866
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,375	1,406,889

55

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
County of Allen Hospital Facilities Revenue (RB) Series C
3.950%, 06/01/34	8,805	$8,805,000
County of Lucas (GO)
4.000%, 10/09/26	1,000	1,012,329
Ohio State University (RB) Series A
5.000%, 12/01/25	1,100	1,101,823
5.000%, 12/01/26	465	476,584
State of Ohio (GO) Series A
5.000%, 05/01/32	920	950,806
University of Akron (RB) Series A
4.000%, 01/01/28	3,265	3,336,004
TOTAL OHIO		31,356,981
OKLAHOMA — (0.3%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	1,931,952
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,605,485
TOTAL OKLAHOMA		3,537,437
OREGON — (1.3%)
County of Washington (GO)
5.000%, 06/01/26	5,110	5,179,898
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	955	968,329
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	935	948,050
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,489,335
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	$441,144
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/26	645	654,277
TOTAL OREGON		17,681,033
PENNSYLVANIA — (0.9%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,780	1,804,822
City of Philadelphia (GO) Series B
5.000%, 02/01/26	980	984,961
City of Philadelphia (GO) Series C
5.000%, 08/01/26	1,185	1,204,086
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,655	4,679,547
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,332,518
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	625	633,238
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,075	1,076,629
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	212,994
TOTAL PENNSYLVANIA		12,928,795
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series C
5.000%, 08/01/26	1,635	1,662,611

56

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (4.9%)
Beaufort County School District (GO) Series A
5.000%, 03/02/26	10,050	$10,124,606
Beaufort County School District (GO) Series B
5.000%, 03/01/27	5,500	5,673,192
Beaufort County School District (GO) Series C
5.000%, 03/01/26	6,040	6,084,440
5.000%, 03/01/27	6,710	6,921,294
Charleston County School District (GO) Series A
5.000%, 02/01/26	3,750	3,771,578
5.000%, 02/01/27	1,375	1,415,828
Clover School District No. 2 (GO)
5.000%, 03/01/26	15,000	15,111,849
Horry County School District (GO)
5.000%, 03/01/26	7,700	7,757,924
Orangeburg County School District (GO)
5.000%, 08/13/26	4,000	4,069,526
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,011,178
York County School District No. 1 (GO)
4.000%, 07/30/26	7,000	7,066,975
TOTAL SOUTH CAROLINA		69,008,390
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	840	857,035
TENNESSEE — (1.1%)
City of Memphis (GO) Series A
5.000%, 04/01/26	1,170	1,180,892
5.000%, 04/01/27	1,390	1,436,636
County of Rutherford (GO) Series A
5.000%, 04/01/26	1,960	1,978,409
County of Rutherford (GO) Series B
5.000%, 04/01/26	2,975	3,002,942
5.000%, 04/01/27	1,405	1,450,952
County of Williamson (GO)
5.000%, 04/01/26	1,710	1,726,131
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	$187,326
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	3,000	3,043,864
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	650	659,894
5.000%, 07/01/27	320	332,610
TOTAL TENNESSEE		14,999,656
TEXAS — (16.8%)
Alamo Community College District (GO)
5.000%, 02/15/26	700	704,401
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,020	1,026,354
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	640	642,845
5.000%, 02/15/27	435	446,963
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,350	1,358,294
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	995	1,001,028
Austin Community College District (GO)
5.000%, 08/01/26	560	569,165
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	160	162,678
5.000%, 08/01/27	2,195	2,286,214
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	7,320	7,452,054
5.000%, 08/15/27	10,840	11,281,510

57

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	2,325	$2,419,697
City of Austin (GO)
5.000%, 05/01/26	700	707,856
5.000%, 09/01/26	460	468,797
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	480	490,475
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	860	879,378
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/26	860	872,153
City of Carrollton (GO)
5.000%, 08/15/26	1,800	1,833,191
City of Conroe (GO) Series C
5.000%, 11/15/25	1,100	1,100,799
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	725	736,128
City of Dallas (GO)
5.000%, 02/15/26	1,475	1,484,104
City of Dallas (GO) Series A
5.000%, 02/15/26	3,130	3,149,319
5.000%, 02/15/27	3,580	3,686,319
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,214,973
City of El Paso (GO)
5.000%, 08/15/26	895	910,803
5.000%, 08/15/34	1,000	1,015,418
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	475	478,346
5.000%, 03/01/27	290	298,767
City of Fort Worth (GO)
5.000%, 03/01/26	15,065	15,171,616
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/26	1,230	1,237,557
City of Frisco (GO)
5.000%, 02/15/26	2,515	2,530,955
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	300	$305,062
5.000%, 08/15/27	355	368,961
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,795,450
City of Houston (RN)
5.000%, 06/30/26	6,000	6,089,438
City of Irving (GO)
5.000%, 09/15/27	2,670	2,786,151
City of Kyle (GO) (AG)
5.000%, 08/15/26	645	655,632
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	210	216,614
City of McKinney (GO)
5.000%, 08/15/26	1,225	1,246,533
City of Pearland (GO)
5.000%, 03/01/26	675	679,666
5.000%, 03/01/27	1,785	1,835,890
City of Pearland (GO) Series A
5.000%, 03/01/27	875	899,484
City of Plano (GO)
5.000%, 09/01/26	2,445	2,489,734
5.000%, 09/01/27	1,310	1,365,254
City of San Antonio (GO)
5.000%, 02/01/26	5,465	5,494,893
5.000%, 02/01/27	1,755	1,805,475
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,255	1,265,463
City of Temple (GO)
5.000%, 08/01/26	850	863,975
5.000%, 08/01/27	490	509,083
City of Temple (GO) Series A
5.000%, 08/01/26	155	157,548
City of Temple (GO) Series B
5.000%, 08/01/26	285	289,686
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	440	447,234
5.000%, 08/01/27	265	275,643
Clear Lake City Water Authority (GO)
5.000%, 03/01/26	260	261,703

58

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	100	$103,053
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,837,172
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/30	7,545	7,582,690
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	337,010
County of Collin (GO)
5.000%, 02/15/26	2,500	2,515,788
County of Denton (GO)
5.000%, 07/15/26	600	609,377
5.000%, 07/15/27	185	192,390
County of Ector (GO)
5.000%, 02/15/26	885	890,361
County of Harris (GO)
5.000%, 09/15/26	1,130	1,151,710
County of Harris (GO) Series A
5.000%, 09/15/26	3,280	3,343,015
5.000%, 10/01/27	1,000	1,043,831
County of Hidalgo (GO)
5.000%, 08/15/26	1,010	1,026,570
County of Midland (GO)
5.000%, 02/15/26	2,310	2,323,796
County of Montgomery (GO)
5.000%, 03/01/31	12,255	12,329,285
County of Travis (GO)
5.000%, 03/01/27	6,350	6,548,693
County of Williamson (GO)
5.000%, 02/15/26	1,310	1,318,236
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	1,520,461
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,920	1,923,257
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,660	2,664,512
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	$814,791
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/25	2,110	2,110,000
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	1,770	1,770,000
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	535	538,363
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	2,800	2,838,028
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,500	1,560,055
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/26	500	508,066
DeSoto Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	940	956,229
5.000%, 08/15/27	770	800,828
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	495	510,335
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	905	910,407
5.000%, 02/15/27	590	604,930
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	500	508,789
5.000%, 08/15/27	195	202,772
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/26	1,135	1,155,129

59

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	3,670	$3,734,799
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	824,559
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	410	412,566
5.000%, 02/15/27	890	914,950
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,509,216
5.000%, 02/15/27	2,500	2,573,925
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	825	868,938
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,660	1,670,673
5.000%, 02/15/27	1,500	1,544,355
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	337,077
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	1,545	1,554,139
5.000%, 02/15/27	425	437,132
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	930	935,687
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	755	768,331
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,025	2,061,547
Lower Colorado River Authority (RB)
5.000%, 05/15/26	2,770	2,801,379
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	500	$517,032
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	615	635,950
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,780	1,791,547
5.000%, 02/15/27	1,100	1,131,682
Mesquite Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,315	1,338,321
5.000%, 08/15/27	1,500	1,561,388
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,620	1,630,416
Montgomery Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,345	1,352,994
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	400	402,297
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/26	530	531,681
5.000%, 01/01/27	205	209,748
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	1,095	1,109,093
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,075	2,106,286
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	2,565	2,573,560
5.000%, 01/01/33	6,990	7,164,530
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	4,500	4,562,832

60

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Seguin Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/26	800	$814,188
5.000%, 08/15/27	550	572,118
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,765	1,796,302
5.000%, 08/15/27	1,500	1,562,722
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	819,276
Stanton Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,509,258
State of Texas (GO) Series A
5.000%, 10/01/31	3,075	3,216,316
State of Texas (GO) Series B
5.000%, 10/01/31	2,675	2,797,934
Stephen F Austin State University (RB)
5.000%, 10/15/29	310	315,680
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	310	324,460
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	485	491,595
Texas Tech University System (RB) Series A
5.000%, 02/15/26	2,245	2,258,722
5.000%, 02/15/27	490	504,420
Town of Prosper (GO)
5.000%, 02/15/26	650	653,808
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	270	271,390
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	410	416,527
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	110	111,942
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	695	$699,270
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/26	280	287,556
TOTAL TEXAS		235,764,772
UTAH — (0.1%)
Utah Transit Authority (RB)
5.000%, 12/15/26	850	872,250
VIRGINIA — (1.0%)
City of Newport News (GO) Series A
5.000%, 08/01/29	790	824,480
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,495,000
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	775	785,080
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	2,222,961
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,035	1,057,427
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	525	525,902
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	950	962,917
TOTAL VIRGINIA		13,873,767
WASHINGTON — (9.1%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,075	6,075,000

61

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	12,070	$12,070,000
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	7,390	7,390,000
City of Seattle (GO)
5.000%, 06/01/26	13,160	13,336,971
4.000%, 12/01/32	1,360	1,360,612
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	1,035	1,047,075
5.000%, 05/01/27	565	585,427
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	4,515	4,541,818
5.000%, 02/01/27	430	442,527
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	690	707,196
County of King (GO)
5.000%, 12/01/25	4,145	4,152,136
County of King (GO) Series A
5.000%, 12/01/25	2,560	2,564,407
4.000%, 01/01/26	515	516,037
County of King (GO) Series B
5.000%, 12/01/25	4,995	5,003,599
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	310	311,117
Energy Northwest (RB)
5.000%, 07/01/26	525	525,568
Energy Northwest (RB) Series A
5.000%, 07/01/27	7,935	8,053,260
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	380	381,307
Grays Harbor County Public Utility District No. 1 (RB) (AG)
5.000%, 01/01/26	350	351,146
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/25	1,710	$1,712,835
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	1,260	1,261,580
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
3.500%, 12/01/25	750	750,251
5.000%, 12/01/26	1,065	1,066,721
5.000%, 12/01/27	1,860	1,952,463
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	940	941,544
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,280	2,283,632
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,025	1,026,610
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	585	599,202
5.000%, 12/01/27	370	388,393
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	425	435,501
5.000%, 12/01/27	315	330,332
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,615	2,619,627
State of Washington (COP) Series A
5.000%, 01/01/26	6,660	6,682,575
State of Washington (GO) Series B
5.000%, 07/01/29	2,910	2,920,708

62

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 08/01/29	1,035	$1,052,607
5.000%, 07/01/30	1,060	1,063,883
5.000%, 07/01/31	7,615	7,642,647
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,180	1,200,542
5.000%, 08/01/28	3,230	3,285,670
5.000%, 08/01/29	5,755	5,852,904
5.000%, 08/01/31	1,350	1,372,765
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	5,445	5,493,363
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	3,820	4,073,027
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	790	795,328
5.000%, 03/01/27	880	905,426
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	595	613,431
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	370	374,654
TOTAL WASHINGTON		128,113,424
WISCONSIN — (3.5%)
City of Madison (GO) Series B
5.000%, 10/01/26	6,875	7,023,343
City of Milwaukee (GO) (AG) Series N2
5.000%, 12/01/26	1,500	1,535,368
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	1,060	1,089,610
City of Milwaukee (GO) (BAM) Series N-5
5.000%, 12/01/25	1,985	1,988,094
City of Racine (GO)
4.500%, 03/15/27	1,810	1,819,555
County of Kenosha (GO) Series A
4.000%, 09/01/26	1,445	1,460,236
County of Pierce (GO) Series A
5.000%, 03/01/26	1,060	1,067,764
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Green Bay Area Public School District (GO)
4.000%, 04/01/26	500	$502,483
5.000%, 04/01/27	3,575	3,691,421
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	820	846,148
Milwaukee Area Technical College District (GO) Series C
5.000%, 06/01/26	1,100	1,114,697
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 04/01/26	5,725	5,755,781
Onalaska School District (GO)
5.000%, 04/01/26	4,785	4,826,984
Portage Community School District (GO)
5.000%, 03/01/26	100	100,676
Public Finance Authority (RB) Series A
5.000%, 07/01/26	1,295	1,311,926
Sheboygan Area School District (GO)
5.000%, 03/01/26	595	599,280
Sparta Area School District (GO) (AG)
5.000%, 03/01/26	590	594,107
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	770	788,293
State of Wisconsin (GO) Series B
5.000%, 05/01/28	5,895	6,248,106
University of Wisconsin Hospitals & Clinics (RB) Series C
3.850%, 04/01/54	6,335	6,335,000
TOTAL WISCONSIN		48,698,872
TOTAL MUNICIPAL BONDS (Cost $1,362,635,593)		1,363,190,575
COMMERCIAL PAPER — (2.7%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	10,000	9,998,174

63

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

California Statewide Communities Development Authority
2.800%, 11/04/25	5,150	$5,149,986
2.600%, 01/08/26	15,000	15,002,436
County of Maricopa
2.900%, 11/05/25	4,500	4,499,829
2.620%, 11/12/25	3,316	3,315,718
TOTAL COMMERCIAL PAPER (Cost $37,966,000)		37,966,143

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $775,568)	775,491	$775,568
TOTAL INVESTMENTS — (100.0%)
(Cost $1,401,377,161)		$1,401,932,286
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,363,190,575	—	$1,363,190,575
Commercial Paper	—	37,966,143	—	37,966,143
Investment Companies	$775,568	—	—	775,568
Total Investments in Securities	$775,568	$1,401,156,718	—	$1,401,932,286
See accompanying Notes to Financial Statements.
64

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$632,075
5.000%, 03/01/30	810	883,035
4.000%, 03/01/33	1,250	1,295,900
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	693,818
TOTAL ALABAMA		3,504,828
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	316,342
ARIZONA — (1.2%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/45	500	537,241
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/43	800	862,685
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,255	1,262,504
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,028,892
Glendale Union High School District No. 205 (GO) (AG) Series B
5.000%, 07/01/28	250	264,915
5.000%, 07/01/29	510	551,853
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/43	750	816,920
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	195	230,130
5.000%, 07/01/36	250	291,178
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	$2,516,655
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,160,553
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 05/01/39	2,430	2,763,802
TOTAL ARIZONA		15,287,328
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,272,152
County of Pulaski (RB)
5.000%, 03/01/37	520	574,045
TOTAL ARKANSAS		2,846,197
CALIFORNIA — (3.0%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,428,294
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,277,723
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	989,116
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	813,687
State of California (GO)
5.000%, 08/01/26	250	254,557
5.000%, 11/01/27	1,610	1,689,289
5.000%, 04/01/29	2,000	2,169,112
5.000%, 08/01/30	2,300	2,338,361
5.000%, 10/01/31	1,885	2,154,720
4.000%, 08/01/35	625	627,886

65

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/35	4,590	$4,612,788
4.000%, 09/01/35	4,495	4,517,714
5.000%, 10/01/35	1,785	1,798,878
4.000%, 10/01/36	2,410	2,483,159
5.000%, 10/01/41	1,250	1,348,334
University of California (RB) Series AY
4.000%, 05/15/35	1,515	1,538,812
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,011,702
TOTAL CALIFORNIA		38,054,132
COLORADO — (0.9%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/44	970	1,072,054
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	836,192
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,294,061
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	451,295
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,077,572
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	42,433
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	342,321
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,289,885
	Face Amount^	Value†
	(000)
COLORADO — (Continued)
University of Colorado (RB) Series C-1
5.000%, 06/01/45	280	$301,404
University of Colorado (RB) Series C-2
5.000%, 06/01/45	290	312,169
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,811,245
TOTAL COLORADO		11,830,631
CONNECTICUT — (1.1%)
City of Bristol (GO)
5.000%, 03/15/29	830	898,481
City of Meriden (GO) Series A
4.000%, 01/15/43	560	569,826
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,057,420
5.000%, 08/01/29	1,000	1,076,477
City of Waterbury (GO)
5.000%, 08/01/29	625	679,756
Connecticut State Health & Educational Facilities Authority (RB) Series A
3.300%, 07/01/42	1,105	1,105,000
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,461,721
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	730,348
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	976,995
TOTAL CONNECTICUT		14,556,024
FLORIDA — (6.2%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/29	5,230	5,650,076
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	597,693
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	2,075	2,199,197
4.000%, 07/01/35	1,750	1,836,744

66

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	$1,509,848
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	1,109,395
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	880	978,830
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	269,830
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	314,801
City of Pembroke Pines (GO)
5.000%, 09/01/35	2,215	2,622,023
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/28	1,200	1,282,603
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	632,267
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,311,021
4.000%, 09/01/38	5,000	5,125,515
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,042,678
County of Miami-Dade (GO) Series A
5.000%, 07/01/29	3,230	3,503,536
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,578,701
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	260,240
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	115	134,268
5.000%, 10/01/37	145	167,754
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/29	1,485	$1,607,513
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,424,642
5.000%, 11/15/29	1,075	1,158,675
5.000%, 11/15/30	1,220	1,335,674
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,948,825
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	506,327
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,182,676
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	754,172
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,095,806
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	500,198
5.000%, 10/01/43	335	362,952
5.000%, 10/01/44	905	973,731
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	106,419
Pasco County School Board (COP) (AG) Series A
5.000%, 08/01/36	1,985	2,187,061
5.000%, 08/01/37	3,000	3,285,939
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,092,455
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	165,811
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	708,820

67

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	$1,055,024
5.000%, 07/01/35	6,010	6,766,868
State of Florida (GO) Series A
5.000%, 06/01/27	6,580	6,828,438
4.000%, 07/01/37	1,950	1,990,294
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,153,345
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	1,000	1,005,879
4.000%, 07/01/36	1,000	1,005,086
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,216,416
TOTAL FLORIDA		79,546,066
GEORGIA — (0.7%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,003,388
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	268,066
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	137,187
5.000%, 10/01/29	265	284,676
5.000%, 10/01/30	285	310,558
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	1,210,416
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	4,275,334
TOTAL GEORGIA		8,489,625
HAWAII — (0.9%)
County of Hawaii (GO)
5.000%, 09/01/44	190	206,449
	Face Amount^	Value†
	(000)
HAWAII — (Continued)
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	$1,523,779
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,338,732
TOTAL HAWAII		12,068,960
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	304,490
ILLINOIS — (3.9%)
Board of Trustees of the University of Illinois (RB) Series A
5.000%, 04/01/30	640	701,411
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/36	100	115,144
5.000%, 01/01/37	200	228,301
Chicago O'Hare International Airport (RB) (AG) Series A
4.000%, 01/01/39	5,000	5,052,276
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	174,151
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	78,184
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,272,117
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/41	4,655	4,987,747
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,111,297

68

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,180	$1,181,886
Cook County School District No. 78 Rosemont (GO) (AG)
5.000%, 12/01/34	1,000	1,092,101
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/36	225	258,532
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,097,973
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	326,497
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,500	3,780,245
5.000%, 08/15/34	2,390	2,634,510
5.000%, 08/15/35	2,220	2,425,912
5.000%, 08/15/40	455	497,964
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,397,558
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	2,060	2,095,993
4.000%, 02/15/33	850	858,359
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	1,003,235
4.000%, 01/01/39	930	937,455
Lake County Community Consolidated School District No. 34 Antioch (GO) Series B
5.250%, 01/01/44	1,270	1,356,333
Sangamon County School District No. 186 Springfield (GO) (AG)
4.000%, 02/01/31	1,310	1,362,262
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,967,605
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	2,092,890
5.250%, 05/01/43	1,280	1,347,294
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series E
5.000%, 01/01/26	425	$426,166
5.000%, 01/01/27	630	643,560
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	551,509
TOTAL ILLINOIS		50,056,467
INDIANA — (0.8%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,731,869
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	400,411
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,591,546
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,377,700
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	500	516,481
TOTAL INDIANA		9,618,007
IOWA — (0.3%)
Cedar Falls Community School District (GO) (AG)
4.000%, 06/01/29	1,470	1,529,824
4.000%, 06/01/30	1,090	1,144,171
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,058,419
TOTAL IOWA		3,732,414
KANSAS — (0.5%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,438,370

69

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	$3,245,493
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,586,607
TOTAL KANSAS		6,270,470
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	389,997
5.000%, 04/01/36	1,520	1,682,542
5.000%, 04/01/37	1,600	1,761,374
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,102,925
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	672,453
5.000%, 04/01/33	3,500	3,604,001
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	696,328
5.000%, 06/01/30	560	615,018
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,883,470
5.000%, 05/15/43	3,935	4,193,309
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,026,881
TOTAL KENTUCKY		19,628,298
	Face Amount^	Value†
	(000)
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	$265,802
5.000%, 03/01/29	380	408,140
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,037,849
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,111,261
5.000%, 12/01/33	1,195	1,312,827
5.000%, 12/01/34	2,370	2,589,331
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,091,703
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	366,164
4.000%, 03/01/30	400	417,585
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/35	135	152,291
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	446,116
TOTAL LOUISIANA		10,199,069
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	523,944
5.000%, 07/01/29	480	511,641
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,076,459
TOTAL MAINE		3,112,044
MARYLAND — (7.2%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,965,705
5.000%, 10/01/43	2,280	2,457,659
5.000%, 10/01/28	4,135	4,429,139
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,277,174
5.000%, 11/01/27	2,215	2,322,979
5.000%, 03/01/28	4,000	4,226,400

70

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	$752,455
5.000%, 08/01/27	4,000	4,172,153
County of Harford (GO)
4.000%, 10/01/42	1,345	1,359,897
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,398,862
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,679,553
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,868,618
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,626,924
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,017,304
3.000%, 09/15/27	10,950	11,001,094
5.000%, 08/01/42	4,150	4,605,136
5.000%, 08/01/43	2,965	3,224,244
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,396,362
5.000%, 08/01/28	2,050	2,186,293
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,390,251
5.000%, 06/01/37	3,010	3,346,476
State of Maryland (GO) Series B
5.000%, 08/01/28	5,000	5,332,423
TOTAL MARYLAND		92,037,101
MASSACHUSETTS — (4.1%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	953,274
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,367,360
4.000%, 11/15/43	1,610	1,578,347
City of Newton (GO)
4.000%, 02/01/43	1,255	1,260,555
4.000%, 02/01/44	3,760	3,725,246
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	$314,299
5.000%, 01/01/43	3,900	3,981,560
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	1,925	2,050,426
4.000%, 02/01/39	1,000	1,021,358
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,018,496
5.000%, 08/01/40	12,000	13,265,352
5.000%, 08/01/41	5,000	5,468,235
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,508,048
5.000%, 08/01/44	4,000	4,306,577
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	180,481
5.000%, 07/01/37	2,720	2,856,743
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/43	1,280	1,336,876
5.000%, 07/01/44	1,160	1,202,678
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,739,759
Town of Hingham (GO)
4.000%, 02/01/42	765	772,949
TOTAL MASSACHUSETTS		52,908,619
MICHIGAN — (0.9%)
City of Grand Rapids (GO)
5.000%, 04/01/41	190	209,304
5.000%, 04/01/42	235	256,283
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,651,806
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,110,340
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	2,102,339

71

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Oakland University (RB) Series A
5.000%, 03/01/29	695	$742,392
5.000%, 03/01/30	805	876,041
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	290,590
5.000%, 05/01/30	225	247,120
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,427,626
Saline Area Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/43	470	508,141
5.000%, 05/01/44	330	354,187
Wayne County Airport Authority (RB) Series E
5.000%, 12/01/34	150	175,517
TOTAL MICHIGAN		10,951,686
MINNESOTA — (2.0%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,092,903
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	705,081
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	686,782
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,144,570
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	1,028,803
4.000%, 02/01/42	1,425	1,431,770
4.000%, 02/01/43	1,480	1,471,984
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,267,706
5.000%, 08/01/28	2,330	2,484,845
State of Minnesota (GO) Series B
4.000%, 08/01/32	3,175	3,180,651
4.000%, 08/01/41	2,215	2,252,037
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$350,997
TOTAL MINNESOTA		26,098,129
MISSISSIPPI — (0.8%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,849,384
MISSOURI — (0.7%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,216,276
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	450,580
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,100,878
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	907,767
City of Wentzville (COP)
5.000%, 11/01/32	600	619,451
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,470	1,569,968
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	854,246
5.000%, 02/01/26	1,150	1,156,162
University City School District (GO)
5.250%, 02/15/44	340	361,691
TOTAL MISSOURI		9,237,019
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	409,693

72

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	$2,414,838
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,388,524
5.000%, 12/01/42	3,635	3,955,637
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	1,205	1,381,136
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,513,832
TOTAL NEBRASKA		16,653,967
NEVADA — (1.8%)
Clark County School District (GO) (AG) Series A
5.000%, 06/15/28	1,000	1,061,589
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	493,120
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,090,049
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,017,182
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	772,568
5.000%, 07/01/28	2,720	2,878,826
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,102,178
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,540,870
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,429,237
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,325,690
TOTAL NEVADA		22,711,309
	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.2%)
New Hampshire Health & Education Facilities Authority Act (RB)
5.000%, 08/01/41	375	$405,590
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,650,737
TOTAL NEW HAMPSHIRE		2,056,327
NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,946,076
3.000%, 02/01/27	3,035	3,046,834
3.000%, 02/01/28	4,560	4,591,797
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,036,371
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	822,848
5.000%, 06/15/35	3,300	3,708,769
New Jersey Transportation Trust Fund Authority (RB) Series CC
5.000%, 06/15/44	505	537,470
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,080,475
5.000%, 06/01/29	500	541,140
4.000%, 06/01/31	955	1,023,805
TOTAL NEW JERSEY		19,335,585
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	537,409
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,014,924
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,077,320
TOTAL NEW MEXICO		3,629,653

73

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (5.6%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	$2,050,228
City of New York (GO) Series A-1
5.000%, 08/01/42	1,715	1,874,998
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	2,454,957
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,636,964
City of New York (GO) Series D
5.000%, 10/01/36	585	675,104
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,543,707
5.000%, 08/01/44	1,250	1,333,294
City of New York (GO) Series E-1
5.250%, 04/01/44	1,480	1,586,320
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
5.000%, 03/01/39	1,500	1,611,088
City of New York (GO) Series G-1
5.000%, 02/01/43	2,735	2,949,424
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,757,012
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,006,911
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,996,228
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	209,906
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 03/01/28	1,000	1,050,406
5.000%, 03/01/30	1,275	1,388,549
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	3,105	3,183,819
5.000%, 03/15/37	85	98,498
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 02/15/38	1,625	$1,644,152
5.000%, 03/15/38	625	693,585
5.000%, 03/15/42	3,465	3,545,421
5.000%, 03/15/44	6,800	7,299,001
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/45	855	912,004
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	9,711,610
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,135	3,161,085
5.000%, 03/15/29	1,010	1,093,534
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,241,259
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	612,482
Town of Oyster Bay (GO) (AG)
5.000%, 08/01/29	165	180,805
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	549,747
5.000%, 11/15/36	925	931,987
5.000%, 11/15/43	585	600,619
5.000%, 11/15/44	650	700,273
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,394,951
TOTAL NEW YORK		71,684,935
NORTH CAROLINA — (2.5%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	331,886
5.000%, 04/01/44	315	339,520
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,728,183
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	2,000	2,178,145
5.000%, 07/01/43	200	218,597

74

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	$3,618,038
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,636,428
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	170,505
County of Guilford (GO)
4.000%, 03/01/43	7,000	7,036,069
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,182,371
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,135,320
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,493,220
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,550	1,616,399
State of North Carolina (RB)
5.000%, 03/01/33	50	53,619
State of North Carolina (GO) Series A
5.000%, 06/01/28	4,190	4,455,243
TOTAL NORTH CAROLINA		32,193,543
OHIO — (3.2%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	272,131
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	246,965
5.000%, 02/15/35	130	151,294
5.000%, 02/15/36	100	115,096
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,336,101
	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	$4,325,124
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,314,620
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,034,193
5.000%, 10/01/35	500	596,222
5.000%, 10/01/36	470	555,235
County of Allen Hospital Facilities Revenue (RB) Series C
3.950%, 06/01/34	1,290	1,290,000
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,465,520
4.000%, 08/01/39	1,400	1,419,493
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,011,273
State of Ohio (GO) Series A
5.000%, 02/01/36	2,310	2,317,442
State of Ohio (GO) Series B
5.000%, 09/01/27	780	813,326
5.000%, 09/15/27	1,865	1,946,479
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,502,337
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,371,288
TOTAL OHIO		41,084,139
OKLAHOMA — (0.7%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,029,166
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,689,685
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,430	1,505,889
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,419,258

75

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	$752,445
TOTAL OKLAHOMA		9,396,443
OREGON — (2.3%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	648,993
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,581,956
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,556,112
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,901,860
5.000%, 06/15/29	1,000	1,084,752
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,275,232
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,080	1,168,472
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	2,060,434
5.000%, 05/01/40	1,271	1,418,538
State of Oregon (GO) Series C
5.250%, 06/01/44	440	488,982
State of Oregon (GO) Series F
5.000%, 05/01/34	1,525	1,539,320
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,646,370
	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	$3,617,210
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,594,787
TOTAL OREGON		29,583,018
PENNSYLVANIA — (1.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,565,593
5.000%, 04/01/36	1,400	1,445,851
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	576,695
Chichester School District (GO) (AG ST AID WITHHLDG)
4.000%, 09/15/28	225	231,976
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,344,322
County of Lebanon (GO) (AG)
4.000%, 10/15/27	150	153,812
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	935,905
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	708,452
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/29	400	426,800
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	420,810
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,306,062

76

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	$1,136,608
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,554,947
Pennsylvania Turnpike Commission (RB) Series B
5.250%, 12/01/42	540	589,437
5.250%, 12/01/44	750	829,015
Pittsburgh Water & Sewer Authority (RB) (AG) Series A
5.000%, 09/01/26	3,675	3,742,086
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,484
TOTAL PENNSYLVANIA		20,308,855
RHODE ISLAND — (0.6%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	957,445
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	262,818
5.000%, 12/01/42	890	966,049
5.000%, 05/01/43	1,500	1,631,877
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,420,977
TOTAL RHODE ISLAND		7,239,166
SOUTH CAROLINA — (1.5%)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	2,994,178
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	1,000	1,024,753
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,028,234
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,176,352
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 03/01/38	4,055	$4,472,536
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	1,170	1,180,174
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,883,741
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,608,366
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,430,049
TOTAL SOUTH CAROLINA		18,798,383
TENNESSEE — (5.2%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,528,417
City of Memphis (GO)
4.000%, 05/01/39	1,945	1,971,826
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,882,868
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,627,111
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,027,064
County of Knox (GO)
5.000%, 06/01/29	1,750	1,899,858
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,973,904
4.000%, 04/01/42	1,225	1,238,888
4.000%, 04/01/43	1,925	1,927,277
4.000%, 04/01/44	2,000	1,979,652
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	5,988,945
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	3,973,070

77

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
4.000%, 07/01/28	10,160	$10,530,744
4.000%, 07/01/37	2,000	2,023,198
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	6,093,292
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/35	1,285	1,497,397
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,985,267
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	7,950,673
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,000,000
TOTAL TENNESSEE		67,099,451
TEXAS — (17.6%)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	598,079
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/27	2,300	2,395,577
5.250%, 08/01/45	2,500	2,726,097
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,733,156
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	689,807
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,336,823
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/42	1,750	1,931,145
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	$2,117,524
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,947,675
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,567,782
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,005,436
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,463,048
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,240,284
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,195,868
City of Austin (GO)
5.000%, 09/01/36	815	948,869
5.000%, 09/01/38	840	939,343
5.000%, 09/01/44	1,350	1,450,007
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	968,950
5.000%, 11/15/43	810	871,343
5.000%, 11/15/44	1,115	1,191,070
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	993,031
5.000%, 11/15/41	1,715	1,850,393
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/29	590	636,320
5.000%, 07/01/30	1,040	1,143,053
City of Cedar Park (GO)
5.000%, 02/15/29	590	633,052
City of Celina (GO)
5.000%, 09/01/31	405	454,085
5.000%, 09/01/32	465	527,918
City of College Station (GO)
5.000%, 02/15/29	345	369,613

78

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	$624,678
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,160,283
City of Denton (GO)
5.000%, 02/15/29	2,150	2,310,394
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,630,502
5.000%, 03/01/45	1,280	1,350,039
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,651,702
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	6,054,165
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	475,430
City of Irving (GO)
5.000%, 09/15/28	1,875	2,000,365
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	319,256
City of Leander (GO)
5.000%, 08/15/40	215	240,117
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,395,487
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	562,908
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,259,194
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,073,574
City of Pflugerville (GO)
5.000%, 08/01/37	425	468,145
5.000%, 08/01/40	755	829,185
5.000%, 08/01/41	800	872,922
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,765,713
City of San Antonio (GO)
5.000%, 02/01/44	500	537,030
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,294,739
4.000%, 02/01/36	2,435	2,441,297
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	$320,362
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	758,008
City of Waco (GO)
5.000%, 02/01/43	825	878,667
5.000%, 02/01/44	635	671,507
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	379,639
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	745,799
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,273,562
5.000%, 02/15/44	4,000	4,314,207
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,213,994
County of Bexar (RB)
5.000%, 08/15/27	680	707,708
County of Bexar (GO)
5.000%, 06/15/43	1,705	1,824,083
County of Collin (GO)
5.000%, 02/15/29	760	816,201
5.000%, 02/15/38	450	496,473
County of Denton (GO)
5.000%, 07/15/41	790	869,449
5.000%, 07/15/42	470	513,462
County of Fort Bend (GO)
5.000%, 03/01/44	2,000	2,165,518
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,042,758
5.000%, 10/01/29	2,005	2,183,096
County of Hays (GO)
5.000%, 02/15/36	140	161,559
County of San Patricio (GO)
5.000%, 04/01/29	160	171,708
County of Travis (GO)
4.000%, 03/01/42	2,260	2,256,949

79

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	$1,066,187
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	811,884
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	823,719
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	728,026
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	1,250	1,348,952
5.000%, 08/15/44	735	787,283
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/42	785	857,259
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	939,936
El Paso County Hospital District (GO) (AG)
5.000%, 08/15/40	1,375	1,497,299
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	276,749
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,468,487
5.000%, 08/15/44	1,200	1,278,090
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	1,360	1,582,445
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	462,886
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,000	$1,063,848
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,735,182
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,442,997
5.000%, 10/01/33	895	1,020,087
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,055,066
5.000%, 10/01/31	1,290	1,291,119
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,572,616
3.000%, 10/01/40	2,120	1,808,259
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	450	526,507
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,025,833
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,157,427
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/42	1,500	1,632,196
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,603,482
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	646,042
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	497,820

80

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	$515,302
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	474,274
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/26	500	505,664
5.000%, 05/15/32	1,475	1,646,087
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,220,839
5.000%, 05/15/41	1,600	1,685,547
5.000%, 05/15/43	910	958,211
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	549,374
5.000%, 05/15/30	400	439,338
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	2,765	2,967,844
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	400,238
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	473,966
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,135	2,273,504
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,845	2,025,400
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	150	174,860
5.000%, 02/15/36	190	219,493
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,213,254
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	$5,584,954
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/42	1,245	1,354,722
5.000%, 02/15/43	1,375	1,482,563
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	1,059,259
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,415,950
5.000%, 08/15/30	1,000	1,108,156
4.000%, 08/15/43	875	855,589
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,591,881
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	955	1,017,035
State of Texas (GO)
5.000%, 10/01/35	2,665	3,143,828
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,180,515
State of Texas (GO) Series A
5.000%, 10/01/31	2,840	2,970,516
State of Texas (GO) Series B
5.000%, 08/01/41	1,200	1,191,119
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,212,865
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,000	1,063,583
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	235,156
5.000%, 07/01/30	465	504,771

81

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	$551,503
5.000%, 02/01/30	1,000	1,091,957
5.000%, 02/01/39	580	653,103
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	303,116
5.000%, 10/01/26	4,385	4,479,017
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/29	820	886,836
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	1,615,703
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,448,714
5.000%, 08/01/29	250	270,999
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	631,407
5.000%, 02/01/29	500	536,245
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	217,697
5.000%, 08/01/32	485	547,859
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	545	584,611
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/27	765	813,402
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	590,775
5.000%, 02/15/31	875	974,112
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,039,681
TOTAL TEXAS		225,967,259
	Face Amount^	Value†
	(000)
UTAH — (0.8%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	$2,373,174
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,131,153
State of Utah (GO)
5.000%, 07/01/26	4,450	4,517,882
Utah Transit Authority (RB)
5.000%, 12/15/28	500	537,312
TOTAL UTAH		9,559,521
VIRGINIA — (3.3%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	101,281
City of Alexandria (GO)
4.000%, 12/15/39	1,295	1,349,699
4.000%, 12/15/40	1,915	1,974,694
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,341,765
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,070,423
4.000%, 01/01/44	1,120	1,123,037
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	309,960
5.000%, 09/01/37	550	615,777
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,127,519
5.000%, 11/01/42	2,040	2,221,794
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,377,259
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	1,064,839
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,830,086
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,945,293

82

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	$1,046,598
4.000%, 10/01/42	2,265	2,285,142
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,751,131
5.000%, 08/01/28	1,000	1,066,484
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	500,859
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,713,436
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	439,038
5.000%, 01/01/29	530	561,879
TOTAL VIRGINIA		41,817,993
WASHINGTON — (7.8%)
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,345
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,745,520
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/29	950	1,022,240
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	440,252
5.000%, 01/01/30	500	547,602
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	692,591
5.000%, 01/01/30	880	963,779
County of King (GO) Series A
5.000%, 06/01/29	2,050	2,224,816
County of King (GO) Series E
5.000%, 12/01/25	975	976,679
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	$1,708,304
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,210,503
5.000%, 07/01/39	8,830	9,720,789
5.000%, 07/01/40	3,760	4,044,504
5.000%, 07/01/41	3,370	3,603,697
4.000%, 07/01/42	1,400	1,384,279
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,627,121
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,818,024
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	355,939
5.000%, 12/01/41	2,275	2,456,281
4.125%, 12/01/43	6,850	6,868,107
5.000%, 12/01/44	3,000	3,241,899
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,429,175
5.000%, 12/01/26	1,555	1,595,093
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,006,410
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,610,990
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,416,116
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,634,311
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,864,415
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,322,547
5.000%, 08/01/39	1,000	1,076,564
5.000%, 08/01/40	2,325	2,487,329

83

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	$1,659,334
State of Washington (GO) Series C
5.000%, 02/01/38	2,510	2,645,441
State of Washington (GO) Series D
5.000%, 02/01/41	6,000	6,017,749
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,583,719
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,074,892
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	1,000	1,066,238
Washington Health Care Facilities Authority (RB) Series A
5.000%, 09/01/40	150	164,020
TOTAL WASHINGTON		99,327,614
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,613,868
State of West Virginia (GO) Series B
5.000%, 06/01/41	1,305	1,347,662
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	436,525
TOTAL WEST VIRGINIA		4,398,055
WISCONSIN — (3.6%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,063,171
5.000%, 10/01/26	920	939,851
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,102,940
City of Madison (GO) Series C
5.000%, 10/01/26	945	965,390
City of Milwaukee (GO) Series N-4
5.000%, 04/01/27	4,015	4,127,153
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 04/01/28	2,885	$3,025,695
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/34	1,205	1,321,593
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,354,875
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/42	1,150	1,259,816
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	490	575,251
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	669,434
Racine Unified School District (GO) (AG)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	229,867
5.000%, 04/01/39	920	987,867
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,570	1,701,188
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,786,159
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,316,904
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,119,798
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,526,836
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,174,572
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,269,087

84

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	$1,398,186
TOTAL WISCONSIN		45,915,633
TOTAL MUNICIPAL BONDS (Cost $1,275,661,955)		1,279,673,872

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $877,552)	877,464	$877,552
TOTAL INVESTMENTS — (100.0%)
(Cost $1,276,539,507)		$1,280,551,424
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,279,673,872	—	$1,279,673,872
Investment Companies	$877,552	—	—	877,552
Total Investments in Securities	$877,552	$1,279,673,872	—	$1,280,551,424
See accompanying Notes to Financial Statements.
85

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$695,798
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	344,752
4.000%, 02/01/38	750	738,893
University of South Alabama (RB) (AG)
4.000%, 04/01/38	250	252,273
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	531,222
TOTAL ALABAMA		2,562,938
ALASKA — (1.1%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	258,107
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/27	250	260,720
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,946,170
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,015,800
State of Alaska (GO) Series A
5.000%, 08/01/36	285	308,993
TOTAL ALASKA		5,789,790
ARIZONA — (1.4%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,210	1,324,070
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	$1,075,686
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	240,482
4.000%, 09/01/37	390	392,957
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	169,123
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	4,008,610
TOTAL ARIZONA		7,210,928
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,425
5.000%, 09/01/30	35	37,109
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	234,757
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	237,791
TOTAL ARKANSAS		551,082
CALIFORNIA — (1.3%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	300,292
California State University (RB) Series A
4.000%, 11/01/36	1,500	1,500,016
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	263,645

86

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Successor Agency (TAN) (AG) Series A
3.375%, 09/01/37	500	$497,938
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	265,101
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	304,353
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	172,668
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	212,085
State of California (GO)
5.000%, 08/01/35	2,500	2,535,573
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	489,633
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	205,855
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	102,003
TOTAL CALIFORNIA		6,849,162
COLORADO — (1.0%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	183,230
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	641,155
Colorado Health Facilities Authority (RB) Series A-1
4.000%, 08/01/37	350	352,162
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	960	1,014,219
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	$341,833
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,090	1,153,226
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	240,720
5.000%, 09/01/36	300	324,888
Flying Horse Metropolitan District No. 2 (GO) (AG) Series A
4.000%, 12/01/40	430	434,231
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	301,515
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	297,894
Upper Eagle Regional Water Authority (RB) (AG)
5.000%, 12/01/29	125	136,159
TOTAL COLORADO		5,421,232
CONNECTICUT — (1.1%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	387,940
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	508,691
City of New Haven (GO) Series A
5.000%, 08/01/29	595	640,504
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	860,976
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	506,024
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	550	609,287
4.000%, 09/01/36	1,600	1,603,573

87

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
5.000%, 05/01/38	500	$537,614
TOTAL CONNECTICUT		5,654,609
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	161,510
DISTRICT OF COLUMBIA — (2.3%)
District of Columbia (RB)
5.000%, 04/01/26	185	186,443
5.000%, 07/15/33	1,410	1,415,536
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,685,918
District of Columbia (GO) Series A
5.000%, 06/01/33	2,800	2,829,902
4.000%, 10/15/39	1,610	1,625,892
District of Columbia (GO) Series D
5.000%, 06/01/38	1,080	1,109,774
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	750	796,313
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	660	683,397
5.000%, 07/01/38	1,585	1,623,855
TOTAL DISTRICT OF COLUMBIA		11,957,030
FLORIDA — (13.0%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,575,744
Brevard County School District (COP) Series A
5.000%, 07/01/26	2,000	2,030,972
Central Florida Expressway Authority (RB) (AG)
4.000%, 07/01/34	250	264,964
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	546,357
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	280	$311,446
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	427,860
5.000%, 10/01/37	400	420,482
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	267,427
City of Jacksonville (RB)
5.000%, 10/01/27	1,015	1,060,940
5.000%, 10/01/28	1,010	1,077,473
City of Orlando Tourist Development Tax Revenue (RB) (AG) Series A
5.000%, 11/01/25	800	800,000
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	569,611
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	1,060,982
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	819,114
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	260	263,837
5.000%, 07/01/27	290	301,187
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	885	902,157
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	966,230
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,000	2,030,442
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,685	2,696,393

88

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/28	510	$544,070
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	365	379,020
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	172,454
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	640	664,719
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/27	280	291,846
5.000%, 10/01/28	325	345,959
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	727,504
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	670,966
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	928,491
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/44	2,895	3,088,145
Marion County School Board (COP) (AG)
5.000%, 06/01/42	1,000	1,083,955
5.000%, 06/01/43	1,000	1,075,122
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	125	128,187
5.000%, 02/01/28	415	434,214
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	450	471,747
5.000%, 04/01/44	2,250	2,391,077
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	530	535,066
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	$297,335
Orange County Health Facilities Authority (RB) Series 2025A
5.000%, 10/01/44	1,415	1,501,371
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	533,559
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,262,726
5.000%, 10/01/44	2,810	3,023,409
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	500	519,255
Polk County School District (COP) Series A
5.000%, 01/01/28	710	744,409
School Board of Miami-Dade County (GO)
4.000%, 01/07/26	5,000	5,009,293
5.000%, 03/15/39	1,345	1,351,465
School District of Broward County (RN)
4.000%, 06/25/26	2,000	2,016,318
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	2,000	2,028,197
School District of Broward County (COP) Series A
5.000%, 07/01/32	745	753,832
South Florida Water Management District (COP)
3.000%, 10/01/31	450	450,023
5.000%, 10/01/36	1,780	1,788,182
State of Florida (GO) Series A
4.000%, 07/01/35	2,175	2,233,178
4.000%, 07/01/38	1,650	1,679,221
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
4.000%, 07/01/39	2,500	2,528,394

89

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/37	4,030	$4,693,193
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	550,843
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	275,492
TOTAL FLORIDA		67,565,855
GEORGIA — (0.6%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	100,555
5.000%, 03/01/29	250	256,642
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	295,456
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	402,742
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	805,668
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	459,074
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	104,564
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	166,593
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	260	269,665
5.000%, 10/01/28	170	179,399
TOTAL GEORGIA		3,040,358
	Face Amount	Value†
	(000)
HAWAII — (0.3%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	$341,722
4.000%, 07/01/39	700	707,887
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	506,734
TOTAL HAWAII		1,556,343
IDAHO — (0.4%)
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/44	1,300	1,392,410
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	462,187
TOTAL IDAHO		1,854,597
ILLINOIS — (5.8%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	275	299,170
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,945	1,948,481
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,045	1,113,040
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	105,240
5.000%, 01/01/44	200	209,132
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,910,917
5.000%, 06/01/29	1,415	1,508,008
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	782,104
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,001,599

90

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/28	215	$228,853
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,001,696
County of Cook (GO)
5.000%, 11/15/34	280	283,307
5.000%, 11/15/35	450	454,722
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	168,690
4.000%, 11/15/39	135	134,230
5.000%, 11/15/42	1,255	1,334,466
Elmhurst Park District (GO)
5.000%, 12/15/42	230	248,445
5.000%, 12/15/44	1,000	1,064,562
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	160,799
5.000%, 02/01/27	415	417,283
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	751,037
5.000%, 08/15/35	665	726,681
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	938,929
5.000%, 02/15/31	645	661,675
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	435	442,600
4.000%, 02/15/33	175	176,721
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	700	719,263
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	252,004
5.000%, 01/01/39	1,030	1,060,273
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	2,005,185
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	$1,008,517
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	505	512,336
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	505,620
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	802,949
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/44	800	850,471
State of Illinois (GO)
5.500%, 01/01/30	1,085	1,195,501
4.000%, 06/01/37	100	100,030
State of Illinois (GO) Series A
5.000%, 11/01/25	540	540,000
State of Illinois (GO) Series D
5.000%, 11/01/27	1,250	1,300,086
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	517,247
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG)
5.000%, 01/01/27	245	245,728
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	301,051
TOTAL ILLINOIS		29,988,648

91

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	460	$476,869
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	299,526
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/28	125	131,088
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	425,127
4.000%, 02/01/34	750	790,511
5.000%, 10/01/41	510	554,560
Indiana Finance Authority (RB) Series C
5.000%, 10/01/42	760	827,591
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,603,091
Indiana State University (RB) Series T
4.000%, 10/01/39	110	111,105
Indiana University (RB) Series A
4.000%, 06/01/35	875	875,436
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	350	361,536
TOTAL INDIANA		6,456,440
KANSAS — (0.8%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	3,000	3,016,702
City of Olathe (GO) Series A
5.000%, 09/01/26	1,000	1,017,264
TOTAL KANSAS		4,033,966
KENTUCKY — (1.0%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	280,042
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,057,849
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	$744,429
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	522,407
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	581,082
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,240	1,260,725
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	417,103
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	401,408
TOTAL KENTUCKY		5,265,045
LOUISIANA — (0.7%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,107,380
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	146,960
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	335,489
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	675,711
5.000%, 03/01/29	40	42,633
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/30	500	539,920
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	270,169

92

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	$221,173
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	530,562
TOTAL LOUISIANA		3,869,997
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	235,676
MARYLAND — (0.8%)
Maryland Health & Higher Educational Facilities Authority (RB) (AG)
5.000%, 07/01/43	340	365,702
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/42	365	395,503
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	1,009,323
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,082,081
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,303,075
TOTAL MARYLAND		4,155,684
MASSACHUSETTS — (3.5%)
City of Peabody (GO)
4.000%, 07/10/26	1,500	1,512,527
City of Quincy (GO)
5.000%, 07/24/26	2,312	2,347,103
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	3,981,560
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	$1,287,466
4.000%, 05/01/39	815	820,907
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,052,422
Massachusetts Development Finance Agency (RB) (AG)
5.000%, 07/01/27	300	310,106
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	1,994,775
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	355,424
5.000%, 07/01/38	1,035	1,100,350
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	1,074,747
5.000%, 10/01/29	150	161,499
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	832,746
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	544,315
TOTAL MASSACHUSETTS		18,375,947
MICHIGAN — (2.7%)
Central Michigan University (RB)
4.000%, 10/01/35	450	466,547
4.000%, 10/01/36	470	483,781
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	385	389,311
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	855,810

93

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
City of Saginaw Water Supply System Revenue (RB) (AG)
4.000%, 07/01/29	510	$527,292
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	661,478
4.000%, 03/01/34	320	323,030
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	251,382
Ferris State University (RB)
5.000%, 10/01/27	550	560,731
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	240	257,741
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	557,833
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,375	1,405,100
4.000%, 11/15/35	295	295,570
5.000%, 11/15/37	1,485	1,507,765
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	2,007,386
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,915	1,935,200
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	755	781,904
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	535,417
TOTAL MICHIGAN		13,803,278
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	237,190
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	75	75,251
TOTAL MINNESOTA		312,441
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.4%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	$639,812
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,516,299
TOTAL MISSISSIPPI		2,156,111
MISSOURI — (0.9%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	415,069
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	500	534,497
4.000%, 07/01/34	535	560,228
5.000%, 11/15/38	1,070	1,117,053
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	205	209,092
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	138,648
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,369
5.000%, 03/01/33	450	489,409
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,198,372
University City School District (GO)
5.000%, 02/15/26	175	175,983
TOTAL MISSOURI		4,854,720
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	512,116

94

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (0.5%)
Public Power Generation Agency (RB)
5.000%, 01/01/37	1,500	$1,513,269
5.000%, 01/01/41	1,000	1,007,279
TOTAL NEBRASKA		2,520,548
NEVADA — (1.9%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	593,116
Clark County School District (GO) Series A
5.000%, 06/15/28	615	637,544
Clark County School District (GO) (AG) Series A
4.000%, 06/15/40	395	396,237
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,540	3,563,582
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	1,362,213
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	455	489,851
5.000%, 07/01/40	500	522,776
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	320	344,511
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	398,587
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,350,624
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	273,214
TOTAL NEVADA		9,932,255
NEW JERSEY — (2.4%)
City of Summit (GO)
4.000%, 07/16/26	495	499,505
City of Vineland (GO) (AG)
3.000%, 10/01/28	515	516,127
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	$159,611
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	325,541
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/33	300	310,182
New Jersey Educational Facilities Authority (RB) (AG) Series C
5.000%, 07/01/28	100	105,050
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,098
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	783,665
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	826,965
Passaic Valley Sewerage Commission (RB) (AG) Series J
3.000%, 12/01/32	750	751,207
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	369,856
Township of East Brunswick (GO)
4.000%, 07/14/26	3,600	3,629,471
Township of Old Bridge (GO)
4.000%, 09/09/26	825	833,889
Township of Voorhees (GO) Series A
4.000%, 09/17/26	1,500	1,515,746
Westfield School District (GO)
4.000%, 09/03/26	1,500	1,515,451
TOTAL NEW JERSEY		12,298,364

95

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (0.3%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	$1,790,388
NEW YORK — (4.0%)
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,261,776
City of North Tonawanda (GO)
4.375%, 05/15/26	1,000	1,007,069
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	1,900	1,921,457
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,007,032
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	910	914,977
Metropolitan Transportation Authority (RB) Series C-1
5.250%, 11/15/29	825	825,647
5.000%, 11/15/30	1,015	1,069,783
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	154,560
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	715,651
5.000%, 12/01/28	315	331,934
New York City Industrial Development Agency (RB) (AG) Series A
3.000%, 01/01/33	500	494,866
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,021,010
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,031,741
5.000%, 03/15/42	1,995	2,050,135
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	2,500	$2,521,144
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,900	1,917,489
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	1,260,402
TOTAL NEW YORK		20,506,673
NORTH CAROLINA — (1.7%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,614,843
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.900%, 01/15/48	445	445,000
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,570,751
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	502,032
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	680	688,395
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	455,128
5.000%, 01/01/32	1,000	1,003,132
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,000	1,042,838
5.000%, 01/01/39	1,415	1,436,110
TOTAL NORTH CAROLINA		8,758,229

96

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH DAKOTA — (0.2%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	$1,000,562
City of Grand Forks (RB)
5.000%, 12/01/29	250	262,886
TOTAL NORTH DAKOTA		1,263,448
OHIO — (1.3%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	255	268,130
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	190,258
Cleveland Municipal School District (GO) (SD CRED PROG)
5.000%, 12/01/25	715	716,098
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/28	500	527,174
County of Allen Hospital Facilities Revenue (RB) Series C
3.950%, 06/01/34	3,410	3,410,000
County of Montgomery (RB)
5.000%, 08/01/28	370	389,102
4.000%, 08/01/39	600	608,354
4.000%, 08/01/40	500	503,332
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,893
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	335	343,453
TOTAL OHIO		6,965,794
OKLAHOMA — (0.6%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,989,220
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	775,030
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
University of Oklahoma (RB) Series C
5.000%, 07/01/27	285	$289,039
TOTAL OKLAHOMA		3,053,289
OREGON — (0.2%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	221,817
Metro (RB)
5.000%, 06/15/30	225	232,387
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	580,890
5.000%, 05/15/37	200	209,626
TOTAL OREGON		1,244,720
PENNSYLVANIA — (3.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,304,661
5.000%, 04/01/36	430	444,083
4.000%, 07/15/38	1,125	1,133,853
Butler Area Sewer Authority (RB) (BAM) Series A
¤ 2.000%, 07/01/29 (Pre-refunded @ $100, 1/1/26)	300	299,538
Chester County School Authority (RB)
5.000%, 03/01/28	320	322,192
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	816,204
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	545,570
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	1,001,499
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	254,279
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	561,262

97

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	$412,982
General Authority of Southcentral Pennsylvania (RB) Series A
5.000%, 06/01/29	3,250	3,491,597
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	527,543
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	1,040	1,079,875
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/26	200	201,420
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	246,539
5.000%, 05/01/34	1,270	1,276,121
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,585	1,605,297
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,363,058
Philadelphia Gas Works Co. (RB) (AG) Series A
5.000%, 08/01/28	250	265,314
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	522,023
5.000%, 09/01/31	780	869,196
Pittsburgh Water & Sewer Authority (RB) (AG) Series B
5.000%, 09/01/28	245	261,087
TOTAL PENNSYLVANIA		18,805,193
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	185	$185,634
SOUTH CAROLINA — (1.4%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	752,022
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,759
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	514,117
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,329,473
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	380	383,305
4.000%, 12/01/40	1,095	1,080,223
5.000%, 12/01/44	180	189,408
York County School District No. 1 (GO)
4.000%, 07/30/26	2,500	2,523,920
TOTAL SOUTH CAROLINA		7,233,227
SOUTH DAKOTA — (0.3%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	879,961
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	130,276
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/36	400	454,293
TOTAL SOUTH DAKOTA		1,464,530
TENNESSEE — (2.5%)
County of Williamson (GO)
4.000%, 04/01/42	1,000	1,011,337

98

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	$694,094
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	776,707
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	1,500	1,606,024
5.000%, 07/01/30	225	227,829
5.000%, 07/01/31	1,240	1,358,882
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,085	1,100,864
4.000%, 07/01/37	3,000	3,034,796
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,920,108
TOTAL TENNESSEE		12,730,641
TEXAS — (19.2%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/37	1,500	1,717,116
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	316,754
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,587,438
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,409,192
Bexar County Hospital District (GO)
5.000%, 02/15/27	575	590,973
5.000%, 02/15/42	280	298,321
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	256,386
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$533,228
4.000%, 01/01/40	755	755,323
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,393,777
City of Arlington (GO)
5.000%, 08/15/38	2,085	2,377,374
City of Austin (GO)
5.000%, 05/01/26	1,230	1,243,803
5.000%, 09/01/26	805	820,394
5.000%, 09/01/44	440	472,595
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	535,422
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	268,933
5.000%, 11/15/44	165	176,257
City of El Paso (GO)
5.000%, 08/15/27	200	208,221
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	775,218
City of Fort Worth (GO)
4.000%, 03/01/29	2,420	2,427,571
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,285,405
City of Houston (RN)
5.000%, 06/30/26	2,500	2,537,266
City of Houston (GO) Series A
5.250%, 03/01/43	1,400	1,508,551
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	510,536
City of Irving (GO)
5.000%, 09/15/26	265	270,114
City of Kyle (GO) (AG)
5.000%, 08/15/26	180	182,967
5.000%, 08/15/27	250	259,433
City of League City (GO)
4.000%, 02/15/28	160	162,422
City of Mount Pleasant (GO) (AG)
5.000%, 05/15/29	390	417,769
5.000%, 05/15/30	415	451,706
City of Odessa (GO)
5.000%, 03/01/29	225	234,333

99

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	$1,034,872
4.000%, 02/01/36	1,270	1,273,284
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,305,177
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/38	650	746,194
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,862,505
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	1,265	1,297,351
College Station Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,565	1,666,659
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,020	4,043,314
5.000%, 02/15/43	735	794,043
5.000%, 02/15/44	2,000	2,157,103
County of Bexar (GO)
4.000%, 06/15/26	600	604,619
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/26	285	286,942
5.000%, 03/01/27	605	622,728
County of Harris (GO)
5.000%, 09/15/42	2,715	2,937,706
County of Harris (GO) Series A
5.000%, 10/01/27	1,500	1,565,747
County of Hidalgo (GO)
5.000%, 08/15/26	140	142,297
5.000%, 08/15/27	120	124,570
County of Midland (GO)
5.000%, 02/15/42	1,110	1,185,096
County of Montgomery (GO)
5.000%, 03/01/31	3,000	3,018,185
County of Travis (GO)
5.000%, 03/01/27	835	861,127
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Williamson (GO)
5.000%, 02/15/37	2,000	$2,265,425
Dallas College (GO)
5.000%, 02/15/35	1,765	1,772,628
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	885	890,235
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,881
4.000%, 11/01/39	495	500,764
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	246,046
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	600	608,149
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	300	301,793
5.000%, 02/15/27	195	199,934
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	585	608,317
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	224,600
Fort Bend County Municipal Utility District No. 57 (GO) (AG)
2.000%, 04/01/28	350	335,863
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,162,262
Greater Greenspoint Redevelopment Authority (TAN) (AG)
4.000%, 09/01/34	285	294,292
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	831,014
5.000%, 07/01/28	445	470,068
5.000%, 05/15/31	530	566,861

100

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
3.000%, 10/01/40	100	$85,295
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	315	328,627
Houston City College (RB)
5.000%, 04/15/26	1,230	1,232,047
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	195	205,385
5.000%, 02/15/43	2,500	2,662,841
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,274,589
5.000%, 05/15/41	735	767,972
5.000%, 05/15/43	635	668,642
5.000%, 05/15/44	310	326,743
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	478,621
New Hope Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 08/15/36	1,000	1,142,604
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	475	495,295
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	2,463,097
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	99,856
Port Freeport (RB) Series B
5.000%, 06/01/29	350	365,904
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	541,563
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	488,908
Sherman Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/42	2,065	2,220,276
	Face Amount	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO)
5.000%, 10/01/44	1,000	$1,092,627
State of Texas (GO) Series A
5.000%, 10/01/31	1,050	1,098,254
4.000%, 10/01/36	1,750	1,750,328
State of Texas (GO) Series B
5.000%, 08/01/40	1,865	1,853,398
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	356,413
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,515	1,611,329
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,750	1,755,183
Texas Municipal Power Agency (RB) (AG)
3.000%, 09/01/32	200	199,026
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	382,092
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,156,772
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/26	365	367,902
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,696,537
University of North Texas System (RB) Series A
5.000%, 04/15/27	500	516,856
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	285	311,747
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	778,334
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,884,984
TOTAL TEXAS		99,491,496

101

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (0.6%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	$755,916
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	476,081
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	470,416
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	1,035	1,064,953
Utah Transit Authority (RB)
5.000%, 12/15/26	290	297,591
TOTAL UTAH		3,064,957
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	212,030
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	475	481,458
TOTAL VIRGINIA		693,488
WASHINGTON — (12.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	805	805,000
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,050,000
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,955,906
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,255,000
5.000%, 11/01/26	750	767,446
City of Seattle (GO)
4.000%, 12/01/32	375	375,169
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	$523,592
4.000%, 04/01/33	985	988,371
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/28	1,115	1,174,114
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	171,005
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,475,280
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,311,430
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,050	3,052,404
4.000%, 07/01/39	2,000	2,000,354
Energy Northwest (RB)
4.000%, 07/01/27	400	400,249
Energy Northwest (RB) Series A
5.000%, 07/01/36	1,815	1,935,508
5.000%, 07/01/38	3,000	3,457,810
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	655	671,324
5.000%, 12/01/42	1,195	1,298,995
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,652,797
4.125%, 12/01/43	2,660	2,667,031
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,150	1,175,367
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,350	4,378,529

102

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Klickitat County Public Utility District No. 1 (RB) (AG) Series A
5.000%, 12/01/28	275	$293,314
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	660	676,307
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,274,844
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/28	1,145	1,229,036
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	585,167
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,383,272
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,871,686
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	1,690	1,733,510
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,460,787
State of Washington (GO) Series A
5.000%, 08/01/42	2,500	2,547,886
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,011,927
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,058,899
5.000%, 02/01/44	1,200	1,264,336
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 02/01/41	2,655	$2,680,277
5.000%, 02/01/42	240	243,277
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,481,675
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,838,313
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	200	213,248
State of Washington (COP) Series D
5.000%, 07/01/40	630	667,965
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	783,656
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	424,995
5.000%, 09/01/40	300	328,039
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,026,108
TOTAL WASHINGTON		66,621,205
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series B
5.000%, 06/01/41	450	464,711
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	461,472
TOTAL WEST VIRGINIA		926,183
WISCONSIN — (3.2%)
City of Kaukauna Electric System Revenue (RB) (AG)
4.000%, 12/15/30	800	836,672
City of Milwaukee (GO) Series B-3
3.000%, 03/01/30	610	605,054
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	680	685,211

103

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CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 04/01/28	425	$426,817
City of Milwaukee Sewerage System Revenue (RB) Series S-2
5.000%, 06/01/27	350	361,373
City of Waukesha (GO) Series C
5.000%, 10/01/26	305	310,777
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	898,427
Platteville School District (GO)
5.000%, 03/01/31	565	620,088
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	687,304
4.000%, 07/01/39	675	682,865
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,205	1,373,864
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	1,205,429
5.000%, 05/01/43	4,000	4,315,871
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	785	829,246
5.000%, 07/01/34	795	815,718
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,392,407
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$605,622
TOTAL WISCONSIN		16,652,745
TOTAL MUNICIPAL BONDS (Cost $515,390,705)		510,398,510
COMMERCIAL PAPER — (1.7%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	5,000	4,999,087
County of Maricopa
2.900%, 11/05/25	2,000	1,999,924
2.620%, 11/12/25	474	473,960
Minnesota Agricultural & Economic Development Board
2.780%, 02/25/26	1,456	1,455,998
TOTAL COMMERCIAL PAPER (Cost $8,930,000)		8,928,969

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $318,211)	318,179	318,211
TOTAL INVESTMENTS — (100.0%)
(Cost $524,638,916)		$519,645,690
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$510,398,510	—	$510,398,510
Commercial Paper	—	8,928,969	—	8,928,969
Investment Companies	$318,211	—	—	318,211
Total Investments in Securities	$318,211	$519,327,479	—	$519,645,690
See accompanying Notes to Financial Statements.
104

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALASKA — (1.5%)
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/26	270	$275,470
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,636,424
Borough of North Slope (GO)
5.000%, 06/30/26	350	354,932
CIVICVentures (RB)
5.000%, 09/01/26	520	528,741
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	71,386
5.000%, 10/01/27	200	208,686
TOTAL ALASKA		3,075,639
ARIZONA — (0.5%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	170	171,017
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	152,209
5.000%, 07/01/27	330	342,594
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	76,104
5.000%, 07/01/27	260	269,922
TOTAL ARIZONA		1,011,846
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	175	181,989
CALIFORNIA — (1.1%)
City of Los Angeles (RN)
5.000%, 06/25/26	1,085	1,103,189
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	1,000	$1,011,656
TOTAL CALIFORNIA		2,114,845
COLORADO — (2.3%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	75	75,175
5.000%, 12/15/26	680	696,512
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	390	390,998
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	570	570,391
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	1,000	1,020,280
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/26	1,520	1,542,102
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	350	350,908
TOTAL COLORADO		4,646,366
CONNECTICUT — (2.0%)
City of New Haven (GO) (BAM)
5.000%, 08/01/26	650	660,131
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	608,542
State of Connecticut (GO) Series F
5.000%, 11/15/26	1,050	1,075,399

105

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Ellington (GO)
4.000%, 09/22/26	650	$657,159
Town of Madison (GO)
3.500%, 12/18/25	890	890,760
TOTAL CONNECTICUT		3,891,991
DISTRICT OF COLUMBIA — (0.8%)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,455	1,516,767
FLORIDA — (9.1%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	586,796
5.000%, 07/01/28	440	466,624
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	310	316,069
City of Pembroke Pines (GO)
5.000%, 09/01/27	185	193,056
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	105	107,199
5.000%, 10/01/27	50	52,254
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,630	1,632,131
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,100	1,116,235
5.000%, 07/01/27	115	119,436
County of Miami-Dade Transit System (RB)
5.000%, 07/01/26	2,000	2,030,442
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	120	122,524
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	90	93,457
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	120	122,431
5.000%, 10/01/27	105	109,442
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	$665,959
Manatee County School District (COP) (AG) Series 2025A
5.000%, 07/01/26	40	40,593
5.000%, 07/01/27	35	36,362
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/26	90	90,429
5.000%, 02/01/27	175	179,463
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	996,553
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	470	472,206
School District of Broward County (RN)
4.000%, 06/25/26	2,120	2,137,297
School District of Broward County (GO) (AG)
5.000%, 07/01/27	260	269,686
School District of Broward County (COP) (AG) Series A
5.000%, 07/01/26	1,660	1,683,403
State of Florida (GO) Series A
5.000%, 06/01/26	840	851,151
5.000%, 07/01/26	130	131,966
5.000%, 07/01/27	250	259,582
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	939	952,951
5.000%, 07/01/27	67	69,590
Tampa Bay Water (RB)
5.000%, 10/01/26	655	668,299
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,500	1,523,340
TOTAL FLORIDA		18,096,926

106

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
GEORGIA — (0.9%)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	1,260	$1,279,776
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	600	603,256
TOTAL GEORGIA		1,883,032
ILLINOIS — (5.8%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	210	210,653
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	55	55,089
City of Peoria (GO) (AG) Series C
5.000%, 01/01/27	1,250	1,277,767
City of Springfield (GO)
5.000%, 12/01/25	250	250,330
Cook County Community Consolidated School District No. 64 Park Ridge-Niles (GO)
5.000%, 12/01/25	1,030	1,031,622
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/26	200	204,523
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	275	275,412
County of Cook (GO) Series A
5.000%, 11/15/25	610	610,407
5.000%, 11/15/26	790	807,848
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/26	100	102,311
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	260	260,000
5.000%, 11/01/26	85	86,855
Elmhurst Park District (GO)
5.000%, 12/15/25	90	90,212
5.000%, 12/15/26	280	286,877
5.000%, 12/15/27	55	57,631
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	420	$439,200
Illinois Finance Authority (RB)
3.950%, 08/01/43	365	365,000
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	619,098
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/26	210	211,123
5.000%, 02/01/27	215	220,917
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	530	531,714
5.000%, 12/01/32	890	892,981
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	340	340,529
Morgan County School District No. 117 Jacksonville (GO) (AG)
5.000%, 01/01/26	500	501,486
State of Illinois (GO) Series B
5.000%, 10/01/27	530	550,337
State of Illinois (GO) Series D
5.000%, 11/01/27	750	780,051
Village of Rosemont (GO) (BAM)
5.000%, 12/01/25	615	615,934
TOTAL ILLINOIS		11,675,907
INDIANA — (0.8%)
Clark-Pleasant Community School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/26	1,040	1,044,346
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/27	100	103,715

107

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
INDIANA — (Continued)
Indiana Municipal Power Agency (RB) (AG) Series A
5.000%, 01/01/26	275	$275,972
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 01/15/26	100	100,351
TOTAL INDIANA		1,524,384
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,500	1,525,896
Sedgwick County Unified School District No. 261 Haysville (GO) (AG) Series A
5.000%, 11/01/26	525	536,457
TOTAL KANSAS		2,062,353
KENTUCKY — (0.2%)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	230	233,976
Louisville/Jefferson County Metropolitan Government (RB) Series B
3.900%, 10/01/39	235	235,000
TOTAL KENTUCKY		468,976
LOUISIANA — (0.1%)
Louisiana Public Facilities Authority (RB) Series 2025-A
5.000%, 05/15/27	110	113,327
MARYLAND — (1.0%)
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/26	1,310	1,328,071
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	60	60,828
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 07/01/27	75	$77,650
State of Maryland (GO) Series A
5.000%, 08/01/26	565	574,920
TOTAL MARYLAND		2,041,469
MASSACHUSETTS — (1.5%)
City of Fall River (GO)
4.000%, 01/30/26	545	546,401
City of Peabody (GO)
4.000%, 07/10/26	1,000	1,008,351
City of Quincy (GO)
5.000%, 07/24/26	690	700,476
Massachusetts Development Finance Agency (RB) (AG)
5.000%, 07/01/26	445	450,933
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/26	55	55,545
5.000%, 07/01/27	70	71,851
Town of Easton (GO)
4.000%, 03/05/26	217	217,824
TOTAL MASSACHUSETTS		3,051,381
MICHIGAN — (1.1%)
Birmingham City School District (GO)
5.000%, 05/01/26	175	176,865
5.000%, 05/01/27	360	372,398
Chippewa Valley Schools (GO) (Q-SBLF)
5.000%, 05/01/26	290	293,247
Farmington Public School District (GO)
5.000%, 05/01/26	65	65,641
Grandville Public Schools (GO) (AG)
5.000%, 05/01/26	65	65,693
5.000%, 05/01/27	70	72,327
Northern Michigan University (RB)
5.000%, 06/01/26	500	505,827
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	135	135,000
6.000%, 11/01/26	55	56,807
6.000%, 11/01/27	30	31,964

108

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
South Lyon Community Schools (GO)
5.000%, 05/01/26	370	$374,070
TOTAL MICHIGAN		2,149,839
MINNESOTA — (0.7%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	290	291,554
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	120	120,608
County of Hennepin (GO) Series C
5.000%, 12/15/25	200	200,480
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	201,052
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	60	61,327
5.000%, 12/01/27	35	36,496
State of Minnesota (GO) Series B
4.000%, 08/01/32	440	440,783
TOTAL MINNESOTA		1,352,300
MISSOURI — (0.3%)
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	556,566
NEVADA — (2.2%)
Clark County School District (GO) Series B
5.000%, 06/15/26	270	273,567
Clark County School District (GO) Series C
5.000%, 06/15/26	1,200	1,202,740
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	625	629,164
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
4.000%, 07/01/34	200	$201,201
County of Clark (GO)
5.000%, 12/01/25	320	320,538
5.000%, 07/01/27	1,770	1,839,897
TOTAL NEVADA		4,467,107
NEW HAMPSHIRE — (0.6%)
County of Merrimack (GO)
4.000%, 12/26/25	1,200	1,201,917
NEW JERSEY — (6.9%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	1,135	1,139,605
City of New Brunswick (GO)
4.000%, 09/08/26	1,000	1,010,217
City of Summit (GO)
4.000%, 07/16/26	190	191,729
County of Hudson (GO)
4.000%, 02/26/26	1,125	1,128,955
Essex County Improvement Authority (RN)
5.000%, 03/17/26	240	241,947
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,077,580
Township of East Brunswick (GO)
4.000%, 07/14/26	1,565	1,577,812
Township of Gloucester (GO) Series A
4.000%, 07/21/26	1,350	1,362,066
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	900	909,866
Township of Lakewood (GO)
4.000%, 12/18/25	570	570,738
Township of Livingston (GO)
4.000%, 12/05/25	2,000	2,001,795
Township of Morris (GO)
3.750%, 09/24/26	500	504,252
Township of Old Bridge (GO)
4.000%, 09/09/26	305	308,286

109

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Voorhees (GO) Series A
4.000%, 09/17/26	750	$757,873
Westfield School District (GO)
4.000%, 09/03/26	1,020	1,030,506
TOTAL NEW JERSEY		13,813,227
NEW MEXICO — (0.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	170	172,845
NEW YORK — (8.4%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	1,250	1,262,355
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,007,028
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,005,935
City of Lackawanna (GO)
4.000%, 05/01/26	500	502,646
City of New York (GO) Series A-1
5.000%, 08/01/27	400	416,971
4.000%, 08/01/32	645	648,135
City of North Tonawanda (GO)
4.375%, 05/15/26	400	402,828
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	900	907,230
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	400	400,248
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,007,032
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	500	$504,232
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/28	895	895,628
5.250%, 11/15/29	375	375,294
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	755,424
New York State Dormitory Authority (RB)
5.000%, 07/01/26	65	65,927
North Syracuse Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/31/26	1,000	1,008,457
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,060	1,069,357
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,100	1,110,125
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,015	1,023,167
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,110	1,121,224
Town of Webster (GO)
4.000%, 08/25/26	1,250	1,262,681
TOTAL NEW YORK		16,751,924
NORTH CAROLINA — (1.7%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.900%, 01/15/38	2,575	2,575,000
North Carolina Medical Care Commission (RB) Series A
5.000%, 06/01/26	410	415,062

110

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	375	$376,174
TOTAL NORTH CAROLINA		3,366,236
OHIO — (2.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	385	387,250
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	560	563,328
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	340	341,096
5.000%, 01/01/27	280	287,041
City of Hamilton (GO)
4.000%, 12/17/25	110	110,097
Cleveland Municipal School District (GO) (SD CRED PROG)
5.000%, 12/01/25	285	285,438
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/26	75	75,883
5.000%, 06/01/27	65	67,126
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,145	1,171,555
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	732,122
University of Akron (RB) Series A
4.000%, 01/01/28	430	439,351
TOTAL OHIO		4,460,287
OKLAHOMA — (0.7%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	1,118,499
	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma Municipal Power Authority (RB) (AG) Series A
5.000%, 01/01/27	200	$204,962
TOTAL OKLAHOMA		1,323,461
PENNSYLVANIA — (1.1%)
Bucks County Water & Sewer Authority (RB) (AG)
5.000%, 12/01/25	210	210,326
City of Philadelphia (GO) Series C
5.000%, 08/01/26	465	472,489
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	820	828,461
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	55,632
5.000%, 06/15/26	650	658,864
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	25	25,975
TOTAL PENNSYLVANIA		2,251,747
SOUTH CAROLINA — (0.8%)
Orangeburg County School District (GO)
5.000%, 08/13/26	500	508,691
York County School District No. 1 (GO)
4.000%, 07/30/26	1,000	1,009,568
TOTAL SOUTH CAROLINA		1,518,259
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	230	234,664

111

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CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (3.2%)
City of Memphis (GO) Series A
5.000%, 04/01/26	205	$206,909
5.000%, 04/01/27	1,020	1,054,222
County of Bedford (GO)
5.000%, 06/01/26	500	506,421
County of Rutherford (GO) Series B
5.000%, 04/01/26	395	398,710
5.000%, 04/01/27	185	191,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	570	610,289
5.000%, 07/01/30	315	318,960
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,014,621
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	940	953,519
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	80	81,218
5.000%, 07/01/27	40	41,576
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,017,474
TOTAL TENNESSEE		6,394,970
TEXAS — (22.5%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	590	593,760
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	290	291,807
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	125	125,757
Austin Independent School District (GO)
5.000%, 08/01/27	500	519,907
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	1,060	$1,079,123
5.000%, 08/15/27	1,385	1,441,411
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	355	369,459
City of Austin (GO)
5.000%, 05/01/26	665	672,463
5.000%, 09/01/26	435	443,318
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	160	163,605
City of Brownsville (GO) Series A
5.000%, 02/15/28	1,340	1,409,780
City of Corpus Christi Utility System Revenue (RB) (AG)
5.000%, 07/15/26	275	279,221
City of Dallas (GO)
5.000%, 02/15/26	310	311,913
City of Dallas (GO) Series A
5.000%, 02/15/26	385	387,376
5.000%, 02/15/27	435	447,919
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	148,043
City of El Paso (GO)
5.000%, 08/15/26	105	106,854
5.000%, 08/15/34	1,000	1,015,418
City of El Paso (GO) Series A
5.000%, 08/15/26	635	646,212
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	105	105,740
5.000%, 03/01/27	45	46,360
City of Fort Worth (GO)
5.000%, 03/01/26	935	941,617
City of Frisco (GO)
5.000%, 02/15/26	2,255	2,269,305
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	40	40,675
5.000%, 08/15/27	45	46,770

112

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Houston (RN)
5.000%, 06/30/26	1,000	$1,014,906
City of Irving (GO)
5.000%, 09/15/27	330	344,356
City of Kyle (GO) (AG)
5.000%, 08/15/26	325	330,357
City of Pearland (GO)
5.000%, 03/01/26	90	90,622
5.000%, 03/01/27	255	262,270
City of Pearland (GO) Series A
5.000%, 03/01/27	110	113,078
City of San Antonio (GO)
5.000%, 02/01/26	625	628,418
5.000%, 02/01/27	245	252,046
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	210	211,751
5.000%, 02/01/32	1,765	1,773,817
City of Temple (GO)
5.000%, 08/01/26	140	142,302
5.000%, 08/01/27	65	67,531
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	55	55,904
5.000%, 08/01/27	35	36,406
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	510	523,043
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	210	216,411
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	450	456,755
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	40	40,240
County of Collin (GO)
5.000%, 02/15/26	335	337,116
County of Ector (GO)
5.000%, 02/15/26	115	115,697
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	145	149,249
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Harris (GO) Series A
5.000%, 09/15/27	1,015	$1,058,399
County of Hidalgo (GO)
5.000%, 08/15/26	300	304,922
County of Midland (GO)
5.000%, 02/15/26	245	246,463
County of Montgomery (GO)
5.000%, 03/01/31	1,000	1,006,062
County of Travis (GO)
5.000%, 03/01/26	485	488,544
County of Williamson (GO)
5.000%, 02/15/26	135	135,849
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	188,151
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	460	460,780
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	260	260,000
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	425	427,672
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	97,943
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/26	120	120,717
5.000%, 02/15/27	80	82,024
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	530,810
5.000%, 07/01/28	400	422,533
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	55	55,344
5.000%, 02/15/27	155	159,345

113

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	835	$840,393
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,760	1,771,367
5.000%, 02/15/27	380	391,724
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	500	514,785
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	190	191,124
5.000%, 02/15/27	300	308,564
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	150	150,917
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	127,207
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	254,512
Lower Colorado River Authority (RB)
5.000%, 05/15/26	895	905,139
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	85	87,895
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	565	584,247
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	840	845,401
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/26	70	70,222
5.000%, 01/01/27	95	97,200
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	1,095	1,119,539
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/26	150	$151,931
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/26	845	860,809
5.000%, 09/01/31	330	334,976
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	1,800	1,806,007
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/29	575	583,028
Rankin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,005,972
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	101,773
State of Texas (GO) Series A
5.000%, 10/01/31	405	423,612
State of Texas (GO) Series B
5.000%, 10/01/31	355	371,315
Stephen F Austin State University (RB)
5.000%, 10/15/26	950	969,317
5.000%, 10/15/29	700	712,826
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	735	769,284
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/28	535	566,971
Texas Tech University System (RB) Series A
5.000%, 02/15/26	290	291,773
5.000%, 02/15/27	135	138,973
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	140	142,229

114

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	380	$382,335
TOTAL TEXAS		44,985,013
UTAH — (0.2%)
Utah Transit Authority (RB)
5.000%, 12/15/26	335	343,769
VIRGINIA — (0.7%)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	500	500,859
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	500	507,356
Roanoke Economic Development Authority (RB)
5.000%, 07/01/26	315	319,283
TOTAL VIRGINIA		1,327,498
WASHINGTON — (10.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	2,595	2,595,000
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	710	710,000
City of Seattle (GO)
5.000%, 06/01/26	1,885	1,910,349
4.000%, 12/01/32	375	375,169
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	135	136,575
5.000%, 05/01/27	100	103,615
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	825	829,900
5.000%, 02/01/27	175	180,098
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,075	$1,101,791
County of King (GO)
5.000%, 12/01/25	265	265,456
County of King (GO) Series A
5.000%, 12/01/25	275	275,473
Energy Northwest (RB) Series A
5.000%, 07/01/27	1,310	1,329,524
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	95	95,327
Grays Harbor County Public Utility District No. 1 (RB) (AG)
5.000%, 01/01/26	400	401,310
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	875,580
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	340	340,558
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,001,593
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	235	235,369
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	120	122,913
5.000%, 12/01/27	175	183,700
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	55	56,359

115

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CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/27	35	$36,704
Snohomish County School District No. 4 Lake Stevens (GO) (SCH BD GTY)
5.000%, 12/01/26	500	512,461
State of Washington (GO) Series 2017-A
5.000%, 08/01/33	1,115	1,132,973
State of Washington (GO) Series B
5.000%, 07/01/29	285	286,049
5.000%, 08/01/29	145	147,467
5.000%, 07/01/31	1,565	1,570,682
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	2,405	2,426,361
State of Washington (COP) Series A
5.000%, 01/01/26	1,500	1,505,085
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	150	151,012
5.000%, 03/01/27	105	108,034
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	500	515,488
TOTAL WASHINGTON		21,517,975
WISCONSIN — (5.2%)
City of Madison (GO) Series B
5.000%, 10/01/26	870	888,772
City of Milwaukee (GO) (BAM) Series N-5
5.000%, 12/01/25	255	255,398
City of Racine (GO)
4.500%, 03/15/27	485	487,560
County of Pierce (GO) Series A
5.000%, 03/01/26	250	251,831
Green Bay Area Public School District (GO)
4.000%, 04/01/26	65	65,323
Madison Metropolitan School District (RN)
5.000%, 09/01/26	1,300	1,324,982
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	975	$1,006,090
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 04/01/26	710	713,817
Onalaska School District (GO)
5.000%, 04/01/26	585	590,133
Portage Community School District (GO)
5.000%, 03/01/26	250	251,691
Racine Unified School District (GO) (AG)
5.000%, 04/01/26	160	161,378
Sheboygan Area School District (GO)
5.000%, 03/01/26	75	75,539
State of Wisconsin (GO) Series 2
5.000%, 11/01/25	1,665	1,665,000
5.000%, 11/01/26	455	465,810
State of Wisconsin (GO) Series B
5.000%, 05/01/26	600	606,881
5.000%, 05/01/27	770	797,838
5.000%, 05/01/28	790	837,320
TOTAL WISCONSIN		10,445,363
TOTAL MUNICIPAL BONDS (Cost $195,878,512)		195,992,165
COMMERCIAL PAPER — (1.6%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	1,000	999,817
County of Maricopa
2.900%, 11/05/25	1,000	999,962
2.620%, 11/12/25	710	709,940
Minnesota Agricultural & Economic Development Board
2.780%, 02/25/26	544	543,999
TOTAL COMMERCIAL PAPER (Cost $3,254,000)		3,253,718

116

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Shares	Value†
INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash (Cost $467,209)	467,162	$467,209
TOTAL INVESTMENTS — (100.0%)
(Cost $199,599,721)		$199,713,092
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$195,992,165	—	$195,992,165
Commercial Paper	—	3,253,718	—	3,253,718
Investment Companies	$467,209	—	—	467,209
Total Investments in Securities	$467,209	$199,245,883	—	$199,713,092
See accompanying Notes to Financial Statements.
117

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.2%)
CALIFORNIA — (96.2%)
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	$488,211
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/26	350	358,270
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/26	2,620	2,681,909
5.000%, 10/01/28	450	485,301
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	2,000	2,102,846
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/26	1,350	1,375,615
5.000%, 08/01/27	835	873,347
5.000%, 08/01/28	885	950,425
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,242
Atascadero Unified School District (GO) Series A
5.000%, 08/01/26	565	575,889
Bay Area Toll Authority (RB) Series A
3.050%, 04/01/55	10,475	10,475,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/26	310	316,751
5.000%, 09/01/27	355	372,247
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/26	780	794,800
Beverly Hills Unified School District (GO)
5.000%, 08/01/26	750	764,959
5.000%, 08/01/27	640	669,953
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Buena Park School District (GO)
8.000%, 08/01/26	1,320	$1,372,655
Burbank Unified School District (GO)
5.000%, 08/01/26	500	509,487
5.000%, 08/01/28	750	805,445
California Health Facilities Financing Authority (RB)
5.000%, 02/01/26	1,040	1,046,175
5.000%, 11/15/29	1,070	1,072,406
5.000%, 02/01/30	1,000	1,029,724
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	210	210,126
5.000%, 12/01/25	500	500,599
5.000%, 02/01/26	565	568,355
5.000%, 03/01/26	2,565	2,566,977
5.000%, 11/15/26	1,125	1,151,621
4.000%, 03/01/28	4,660	4,661,334
5.000%, 10/01/29	2,390	2,394,107
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,776,409
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,515	2,516,996
California Health Facilities Financing Authority (RB) Series B
3.050%, 03/01/41	7,500	7,500,000
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,900	2,972,072
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/26	1,135	1,138,881
5.000%, 02/01/28	750	776,033
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	240	242,673
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,429,169
5.000%, 11/01/33	2,190	2,235,128

118

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,260	$1,270,491
California State Public Works Board (RB) Series A
5.000%, 04/01/27	1,000	1,034,045
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,470	1,487,077
5.000%, 06/01/27	515	534,688
5.000%, 12/01/28	1,905	2,049,213
5.000%, 10/01/29	1,265	1,325,512
California State Public Works Board (RB) Series C
5.000%, 09/01/26	1,565	1,595,964
5.000%, 09/01/28	5,781	6,182,557
5.000%, 11/01/28	1,100	1,180,897
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,470	1,470,000
5.000%, 04/01/27	2,005	2,046,778
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,277,066
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,813,375
California State University (RB) Series A
5.000%, 11/01/25	995	995,000
5.000%, 11/01/26	990	1,015,973
5.000%, 11/01/28	1,375	1,375,097
3.375%, 11/01/29	1,435	1,435,000
5.000%, 11/01/30	4,915	5,043,154
5.000%, 11/01/32	5,010	5,068,672
5.000%, 11/01/33	3,400	3,437,971
4.000%, 11/01/34	8,650	8,683,119
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	345	345,580
5.000%, 12/01/26	930	953,468
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	3,435	$3,437,314
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	1,110	1,121,043
City & County of San Francisco (GO) Series F
5.000%, 06/15/26	10,000	10,151,233
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/26	2,000	2,046,754
5.000%, 09/15/27	1,105	1,161,341
5.000%, 09/15/28	1,040	1,122,136
5.000%, 09/15/29	1,230	1,362,435
City of Berkeley (RN)
4.000%, 07/28/26	13,950	14,118,474
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/26	215	217,977
City of Los Angeles (RN)
5.000%, 06/25/26	11,070	11,255,583
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	2,910	2,954,521
5.000%, 06/01/27	915	954,614
5.000%, 06/01/28	3,610	3,860,676
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/26	840	852,365
5.000%, 06/01/27	390	405,895
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/26	850	866,763
5.000%, 08/01/27	2,300	2,409,663
5.000%, 08/01/28	830	893,430
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/27	1,425	1,460,700
5.000%, 11/01/28	1,425	1,459,407
5.000%, 11/01/29	1,000	1,112,866

119

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
4.000%, 11/01/30	1,255	$1,271,249
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/26	3,965	4,067,088
5.000%, 11/01/27	3,580	3,782,134
City of San Mateo (ST) (BAM)
5.000%, 09/01/26	250	254,258
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	1,185	1,207,839
Corona-Norco Unified School District (GO)
5.000%, 08/01/26	925	943,381
5.000%, 08/01/27	575	602,012
5.000%, 08/01/28	585	628,895
5.000%, 08/01/29	590	651,291
County of Kern (COP) (AG) Series A
5.000%, 11/01/26	1,240	1,268,229
County of Los Angeles (RN) Series A
5.000%, 06/30/26	21,170	21,535,066
County of Riverside (RN)
5.000%, 06/30/26	16,000	16,295,250
County of San Diego (RN)
5.000%, 06/30/26	15,015	15,268,956
Cupertino Union School District (COP)
5.000%, 06/01/26	600	608,346
5.000%, 06/01/28	250	266,711
Delano Union School District (GO) (AG)
4.000%, 02/01/26	315	315,932
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/30	1,490	1,554,486
East Side Union High School District (GO) (AG) Series A
5.000%, 08/01/26	1,700	1,732,891
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,160,977
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/26	500	$512,575
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/26	3,855	3,929,585
5.000%, 08/01/27	530	554,433
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/26	5,000	5,203,634
8.000%, 08/01/27	2,000	2,192,746
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	1,730	1,762,438
5.000%, 08/01/27	1,285	1,345,591
Fullerton Joint Union High School District (GO) Series A
8.000%, 08/01/26	1,305	1,357,950
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/26	875	890,269
5.000%, 07/15/27	365	380,442
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/25	275	275,000
5.000%, 11/01/26	360	368,911
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,299,604
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/26	250	253,251
5.000%, 05/01/27	285	296,242
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	240	244,464
Los Angeles Community College District (GO) Series C
5.000%, 08/01/26	1,365	1,392,328
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,995	5,999,800
5.000%, 06/01/29	1,750	1,775,979

120

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/31	1,730	$1,756,019
5.000%, 06/01/33	4,210	4,271,186
5.000%, 07/01/34	2,305	2,405,518
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	1,025	1,110,175
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/25	1,300	1,302,393
5.000%, 12/01/26	655	673,585
5.000%, 12/01/27	690	728,671
5.000%, 12/01/28	775	839,400
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/26	425	435,509
5.000%, 10/01/27	500	526,032
5.000%, 10/01/28	440	475,034
5.000%, 10/01/29	475	525,978
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	300	304,319
5.000%, 07/01/31	1,415	1,419,800
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	5,670	5,772,652
5.000%, 07/01/27	11,290	11,820,556
5.000%, 07/01/29	3,460	3,821,116
5.000%, 07/01/30	4,010	4,539,456
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	3,080	3,130,836
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/30	3,300	3,499,112
Los Rios Community College District (GO)
5.000%, 08/01/26	500	509,487
5.000%, 08/01/27	2,310	2,416,087
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	5,780,739
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,201,436
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	$1,871,764
5.000%, 10/01/31	1,090	1,091,203
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	300	300,000
5.000%, 11/01/26	290	296,919
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/26	640	652,143
5.000%, 08/01/27	615	643,244
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	825	887,590
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/26	400	408,578
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	1,895	1,985,353
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	3,995	4,092,702
5.000%, 11/01/30	1,380	1,411,265
5.000%, 11/01/31	1,365	1,394,303
Municipal Water District of Orange County Water Facilities Corp. (RB) Series A
5.000%, 08/15/32	1,500	1,553,553
Napa Valley Community College District (GO)
4.000%, 08/01/31	4,630	4,641,652
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	210	219,644
New Haven Unified School District (GO) Series A
5.000%, 08/01/26	330	336,261
Newark Unified School District (GO) Series A
5.000%, 08/01/27	275	287,822
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/25	250	250,430

121

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	3,200	$3,255,788
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,095	1,099,656
Oakland Unified School District/Alameda County (GO) (AG) Series A
5.000%, 08/01/31	220	229,094
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/26	715	732,335
5.000%, 11/01/27	675	711,348
Pajaro Valley Unified School District (GO)
5.000%, 08/01/26	530	540,216
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/26	11,000	11,212,036
5.000%, 08/01/27	1,520	1,591,294
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/26	685	697,742
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/26	425	433,064
5.000%, 08/01/27	750	784,444
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/26	425	433,064
Pleasanton Unified School District (GO)
5.000%, 08/01/26	1,450	1,478,596
Pomona Unified School District (GO) Series A
5.000%, 08/01/26	1,880	1,916,795
5.000%, 08/01/27	760	796,370
Poway Unified School District (GO)
5.000%, 08/01/26	1,005	1,024,069
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	585	596,100
5.000%, 08/01/27	450	470,666
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/26	1,710	$1,739,895
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	9,365	9,477,108
5.000%, 05/15/34	6,000	6,069,934
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
3.150%, 05/15/45	1,275	1,275,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,050	3,110,150
5.000%, 08/01/27	1,800	1,885,823
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	855,000
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	670	670,000
Riverside Unified School District (GO)
5.000%, 08/01/26	215	219,433
5.000%, 08/01/27	130	136,290
5.000%, 08/01/28	415	446,600
Riverside Unified School District (GO) Series D
5.000%, 08/01/26	425	433,763
5.000%, 08/01/27	295	309,273
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	420	431,962
5.000%, 12/01/27	470	496,292
5.000%, 12/01/28	585	633,521
Sacramento City Unified School District (GO) (AG)
4.000%, 07/01/26	1,025	1,034,104
Salinas Union High School District (GO) Series A
5.000%, 08/01/26	350	356,798
Salinas Union High School District (GO) Series B
5.000%, 08/01/26	600	611,653

122

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino Community College District (GO) Series F
5.000%, 08/01/26	250	$254,837
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,213,885
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	15,000	15,341,176
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,000,186
5.000%, 10/15/30	2,975	2,975,552
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	1,820	1,867,400
5.000%, 10/15/27	2,255	2,378,462
5.000%, 10/15/33	1,635	1,635,303
5.000%, 05/15/34	5,020	5,077,641
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,040	1,040,193
5.000%, 10/15/32	1,000	1,000,186
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	2,455	2,588,644
San Diego Unified School District (GO) Series I-3
5.000%, 07/01/26	10,895	11,070,567
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/26	2,705	2,759,358
5.000%, 08/01/27	4,120	4,314,270
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/26	5,355	5,462,610
5.000%, 08/01/27	2,500	2,617,882
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/26	2,000	2,035,545
5.000%, 07/01/27	2,860	2,988,180
5.000%, 07/01/28	1,045	1,120,325
4.000%, 07/01/34	1,000	1,014,164
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,580	$2,611,490
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,884,406
5.000%, 10/01/31	1,390	1,391,994
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	500,645
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,361,342
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	4,000	4,061,234
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	2,002,585
4.000%, 06/15/33	3,000	3,003,641
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,110,804
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	1,965	2,046,524
8.000%, 08/01/27	1,535	1,684,321
8.000%, 08/01/28	1,850	2,133,734
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/26	1,625	1,656,683
5.000%, 08/01/27	865	905,484
San Jose Financing Authority (RB) Series B
5.000%, 11/01/25	570	570,000
San Jose Unified School District (GO) Series A
5.000%, 08/01/26	4,685	4,775,644
5.000%, 08/01/27	5,460	5,715,538

123

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	$764,052
San Marcos Unified School District (GO) Series A
5.000%, 08/01/26	1,200	1,222,769
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/26	750	764,959
San Mateo Joint Powers Financing Authority (RB) Series A
¤ 4.000%, 07/15/32 (Pre-refunded @ $100, 7/15/26)	2,500	2,526,597
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,145,856
San Mateo Union High School District (GO) Series D
5.000%, 09/01/26	570	582,791
5.000%, 09/01/27	1,250	1,314,874
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/25	180	180,000
Southwestern Community College District (GO) Series A
5.250%, 08/01/27	1,120	1,176,195
5.250%, 08/01/28	785	848,229
State of California (GO)
5.000%, 12/01/25	5,030	5,039,059
3.000%, 03/01/26	1,975	1,977,048
4.000%, 03/01/26	3,675	3,691,786
5.000%, 04/01/26	1,520	1,534,997
5.000%, 08/01/26	19,660	20,018,363
4.000%, 09/01/26	2,380	2,409,106
5.000%, 09/01/26	6,905	7,045,621
4.000%, 11/01/26	7,620	7,734,207
5.000%, 11/01/26	3,065	3,140,864
5.000%, 03/01/27	10,825	11,185,287
5.000%, 04/01/27	4,400	4,556,011
3.500%, 08/01/27	4,375	4,450,078
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	8,120	$8,478,694
5.000%, 10/01/27	3,435	3,601,966
5.000%, 03/01/28	500	528,952
5.000%, 08/01/28	6,235	6,441,916
5.000%, 09/01/28	9,785	9,965,805
5.000%, 11/01/28	2,600	2,793,898
5.000%, 12/01/28	3,855	4,150,397
5.000%, 08/01/29	3,005	3,191,716
5.000%, 10/01/29	5,075	5,121,975
5.000%, 08/01/30	6,760	6,806,285
5.000%, 10/01/30	2,595	2,786,679
5.000%, 11/01/30	1,035	1,087,539
4.000%, 08/01/31	5,490	5,534,364
5.000%, 08/01/31	4,540	4,540,000
5.250%, 08/01/31	2,955	2,955,618
5.000%, 09/01/31	6,540	6,660,845
5.000%, 10/01/31	90	90,139
5.250%, 08/01/32	2,025	2,025,000
4.000%, 09/01/32	1,775	1,789,727
5.000%, 09/01/32	710	722,767
5.000%, 10/01/32	15	15,022
5.000%, 08/01/33	11,210	11,471,712
5.000%, 09/01/33	3,000	3,052,213
5.000%, 12/01/34	1,000	1,011,556
5.000%, 04/01/35	1,890	2,016,866
State of California (GO) Series A
5.000%, 11/01/28	1,410	1,515,152
State of California (GO) Series B
5.000%, 10/01/26	4,575	4,678,094
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,870,000
5.000%, 09/01/32	1,025	1,025,015
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,950	10,227,114
State of California Department of Water Resources (RB) Series AX
5.000%, 12/01/30	2,115	2,233,064
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,140	5,442,717
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/26	1,785	1,817,511

124

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (COP)
5.000%, 02/01/26	325	$326,713
Sunnyvale School District (GO) Series A
5.000%, 09/01/26	640	653,034
5.000%, 09/01/27	630	660,377
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	1,950	1,988,311
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	918,528
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/25	440	440,000
Tustin Unified School District (GO)
5.000%, 08/01/27	5,990	6,269,292
Ukiah Public Financing Authority (RB)
4.000%, 04/01/26	470	472,248
University of California (RB) Series AR
5.000%, 05/15/30	2,120	2,143,441
5.000%, 05/15/31	1,450	1,465,416
University of California (RB) Series BN
5.000%, 05/15/26	2,000	2,026,065
University of California (RB) Series BS
5.000%, 05/15/29	1,295	1,419,904
University of California (RB) Series BX
5.000%, 05/15/26	6,540	6,625,232
University of California (RB) Series BZ
5.000%, 05/15/26	6,755	6,843,034
5.000%, 05/15/27	3,035	3,161,665
5.000%, 05/15/28	7,500	8,022,409
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,023,404
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura Unified School District (GO) Series B
5.000%, 08/01/26	1,000	$1,018,974
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/26	650	657,198
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	4,300	4,370,696
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,741,014
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	1,384,294
TOTAL MUNICIPAL BONDS (Cost $812,493,231)		813,386,806
COMMERCIAL PAPER — (3.7%)
California Statewide Communities Development Authority
2.800%, 11/04/25	13,000	12,999,965
2.580%, 01/06/26	8,000	8,001,259
2.600%, 01/08/26	10,000	10,001,624
TOTAL COMMERCIAL PAPER (Cost $31,000,000)		31,002,848

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $1,313,050)	1,312,918	1,313,050
TOTAL INVESTMENTS — (100.0%)
(Cost $844,806,281)		$845,702,704

125

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$813,386,806	—	$813,386,806
Commercial Paper	—	31,002,848	—	31,002,848
Investment Companies	$1,313,050	—	—	1,313,050
Total Investments in Securities	$1,313,050	$844,389,654	—	$845,702,704
See accompanying Notes to Financial Statements.
126

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,363,583
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	840,014
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	404,450
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	388,241
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/32	770	870,184
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,036,428
Bay Area Toll Authority (RB) Series B
3.050%, 04/01/55	2,225	2,225,000
Beaumont Public Improvement Authority (RB) (AG) Series A
5.000%, 09/01/31	240	277,210
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,443,058
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	475,896
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	152,678
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,381,473
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	432,093
4.000%, 08/01/34	525	554,959
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Educational Facilities Authority (RB) Series 2025A
5.000%, 04/01/44	700	$758,431
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,115	1,146,264
5.000%, 02/01/34	1,250	1,284,173
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	788,859
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	4,842,904
5.000%, 12/01/27	375	392,345
5.000%, 12/01/28	550	580,892
5.000%, 11/15/34	3,145	3,301,520
4.000%, 04/01/38	1,600	1,617,964
5.000%, 08/15/41	2,000	2,164,711
5.000%, 12/01/41	855	927,073
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,626,042
3.050%, 03/01/41	1,000	1,000,000
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	528,817
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	698,265
5.000%, 02/01/29	825	866,527
5.000%, 02/01/30	1,000	1,065,633
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	547,068
California Public Finance Authority (RB) Series C
3.000%, 08/01/54	660	660,000

127

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,510	$1,727,564
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,169,709
5.000%, 02/01/28	5,030	5,307,397
California State Public Works Board (RB) Series B
5.000%, 12/01/28	965	1,038,053
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,820	1,954,091
5.000%, 08/01/35	675	755,887
5.000%, 09/01/39	990	1,126,484
5.000%, 11/01/42	245	273,594
California State University (RB) Series A
5.000%, 11/01/26	350	359,182
3.250%, 11/01/28	4,000	4,000,000
5.000%, 11/01/28	365	394,572
3.375%, 11/01/29	5,000	5,000,000
5.000%, 11/01/31	1,300	1,315,931
5.000%, 11/01/32	1,025	1,037,004
4.000%, 11/01/35	2,000	2,006,467
5.000%, 11/01/43	1,840	2,028,415
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/26	1,035	1,042,426
5.000%, 03/01/27	1,490	1,498,382
5.000%, 12/01/43	2,750	2,962,082
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	201,618
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,078
4.000%, 10/01/28	160	167,143
4.000%, 10/01/29	110	116,424
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,114,688
Cerritos Community College District (GO)
4.000%, 08/01/44	750	748,992
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	$442,009
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,649,717
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	827,362
5.000%, 08/01/43	435	472,939
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	902,837
4.000%, 08/01/42	1,070	1,077,640
4.000%, 08/01/43	560	560,198
City & County of San Francisco (GO) Series 2025B-1
5.000%, 06/15/43	4,000	4,374,492
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	303,475
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,515	1,721,574
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/27	220	228,407
5.000%, 06/01/28	205	218,889
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	532,685
5.000%, 05/15/29	410	447,527
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/29	4,710	5,163,969
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,468,650
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/29	375	417,325

128

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	$259,894
5.000%, 09/01/28	370	392,434
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,291,802
Clovis Unified School District (GO) Series A
5.000%, 08/01/36	175	202,930
5.000%, 08/01/37	210	241,855
5.000%, 08/01/38	175	200,131
5.000%, 08/01/39	190	215,683
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	480,099
5.000%, 08/01/32	340	383,101
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	765,759
Corona-Norco Unified School District (GO)
5.000%, 08/01/30	375	424,903
5.000%, 08/01/31	290	335,566
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	193,691
County of Sacramento (COP) (AG)
5.000%, 10/01/28	795	853,801
Culver City School Facilities Financing Authority (RB) (AG)
5.500%, 08/01/26	855	873,395
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,403,882
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	265	277,364
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	588,953
4.000%, 08/01/44	1,100	1,091,357
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	172,680
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/44	550	$614,311
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	701,428
East Side Union High School District (GO)
5.000%, 08/01/26	325	331,167
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	503,138
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	366,111
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,029,035
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	255,862
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/36	700	838,123
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	501,496
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	731,401
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	216,178
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	211,730
5.000%, 08/01/43	480	530,234
5.000%, 08/01/44	325	356,558
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	522,962
4.000%, 08/01/30	1,760	1,774,456

129

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	$512,425
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	415,400
5.000%, 11/01/29	365	402,609
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/31	400	460,834
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,456,767
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	330,270
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	179,620
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	550,170
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,640
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	757,254
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,144,633
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/26	525	530,337
Lodi Unified School District (GO)
5.000%, 08/01/26	500	509,487
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	344,401
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	692,192
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	150,699
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	$213,985
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,108,325
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	613,364
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	145	159,664
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,885	3,081,088
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,158,158
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	190,350
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	437,059
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/29	710	788,056
5.000%, 12/01/36	1,185	1,421,126
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/29	245	271,294
5.000%, 10/01/32	375	442,215
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,025,878

130

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	310	$317,451
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	723,249
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	566,974
5.000%, 07/01/41	505	539,310
5.000%, 07/01/43	2,200	2,317,874
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	239,573
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	567,244
5.000%, 07/01/30	315	346,851
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,427,477
5.000%, 07/01/28	855	905,467
5.000%, 07/01/44	655	698,321
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,022,612
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	824,263
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/38	850	1,000,945
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/38	1,070	1,260,013
5.000%, 07/01/44	6,250	6,880,699
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	638,666
5.000%, 07/01/34	2,065	2,180,647
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	$1,109,295
5.000%, 07/01/44	2,355	2,582,321
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,050,525
Los Rios Community College District (GO)
5.000%, 08/01/26	500	509,487
5.000%, 08/01/27	415	434,059
5.000%, 08/01/28	220	236,264
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	577,991
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	3,420	3,473,464
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/40	165	179,235
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	605,090
4.000%, 08/01/44	520	521,343
Milpitas Unified School District (GO) Series B
4.000%, 08/01/26	400	404,926
4.000%, 08/01/27	250	257,449
4.000%, 08/01/28	510	533,503
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	712,997
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,192,891
Moreno Valley Unified School District (GO) (BAM)
5.000%, 08/01/29	200	220,170
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	220	224,174
5.000%, 08/01/27	120	125,511
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,407,678

131

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/26	475	$480,286
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,014,500
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/45	365	399,305
Mt San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	712,172
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,376,314
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	4,000	4,085,869
5.000%, 11/01/32	2,660	2,714,209
4.000%, 11/01/34	1,355	1,361,357
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,165	1,172,792
5.000%, 08/01/44	500	547,179
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	205,523
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	370,448
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	242,315
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	585,696
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	509,301
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	$620,238
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	550,906
5.000%, 08/01/41	500	545,668
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	242,701
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/44	605	658,085
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,103,757
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	970,250
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/42	225	250,647
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/28	345	370,505
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	501,813
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/29	500	548,458
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	501,998
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,053,279
Pleasanton Unified School District (GO)
5.000%, 08/01/29	325	358,392
Pomona Unified School District (GO)
5.000%, 08/01/27	260	272,442
Redlands Unified School District (GO)
5.000%, 07/01/26	300	304,934
5.000%, 07/01/27	535	558,353

132

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	$327,542
Redwood City School District (GO)
5.000%, 08/01/27	50	52,296
5.000%, 08/01/28	85	91,543
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	439,189
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	875,806
Reed Union School District (GO)
4.000%, 08/01/27	460	473,466
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
3.050%, 05/15/47	2,910	2,910,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,260,088
5.000%, 05/15/42	1,310	1,410,122
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	333,675
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/25	1,255	1,255,000
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	235,886
5.000%, 08/01/29	225	248,459
5.000%, 08/01/30	310	350,953
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	653,959
Sacramento City Financing Authority (RB)
5.000%, 12/01/29	545	604,804
5.000%, 12/01/30	235	267,378
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	$780,240
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,540	1,661,846
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	918,786
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	449,451
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	806,195
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	260,085
Salinas Union High School District (GO) Series B
5.000%, 08/01/30	400	451,684
5.000%, 08/01/32	165	194,113
San Bernardino City Unified School District (GO) (AG) Series H
5.000%, 08/01/40	2,270	2,555,145
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,566,216
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,052,936
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,958,570
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	334,144
5.000%, 05/01/27	160	166,239

133

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/37	455	$537,492
5.000%, 08/01/43	1,165	1,278,120
5.000%, 10/15/43	500	546,584
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	487,173
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,646,403
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,385,652
San Diego Unified School District (GO) Series P-2
5.000%, 07/01/39	180	212,002
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	325,157
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	221,704
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	351,986
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/29	5,000	5,514,666
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/29	3,000	3,308,800
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	389,333
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/29	550	604,950
4.000%, 07/01/34	95	96,346
4.000%, 07/01/36	1,175	1,186,308
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	510	$525,166
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,153,088
5.000%, 05/01/44	1,250	1,350,968
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,502,416
5.250%, 10/01/40	4,010	4,544,443
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	685,049
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	1,072,871
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	294,321
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,501,939
4.000%, 06/15/33	2,000	2,002,427
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/35	1,450	1,565,818
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/29	205	226,296
5.000%, 08/01/30	250	282,906
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	813,687
4.000%, 01/15/34	280	293,053

134

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	515	$573,147
5.000%, 11/01/30	445	507,000
San Jose Unified School District (GO)
5.000%, 08/01/29	1,850	2,045,773
San Juan Unified School District (GO)
3.000%, 08/01/26	3,135	3,150,856
San Juan Water District (RB)
5.000%, 02/01/26	500	502,821
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	158,234
5.000%, 11/15/29	250	277,148
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	472,277
5.000%, 09/01/28	420	453,569
San Mateo Union High School District (GO) Series D
5.000%, 09/01/36	800	937,619
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/26	165	167,310
4.000%, 11/01/27	140	144,186
4.000%, 11/01/28	145	151,537
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	145,728
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	973,058
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	1,025,334
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	1,001,424
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	107,032
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	$3,297,221
5.000%, 08/01/42	1,700	1,843,388
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,117,360
5.000%, 08/01/30	815	919,520
Southwestern Community College District (GO) Series E-2
4.000%, 08/01/26	280	283,365
State of California (GO)
3.000%, 03/01/26	3,055	3,058,169
5.000%, 08/01/26	455	463,293
3.000%, 03/01/27	2,565	2,580,765
3.500%, 08/01/27	2,855	2,903,994
5.000%, 08/01/27	8,900	9,292,940
¤ 5.000%, 08/01/27	995	995,000
5.000%, 10/01/27	2,570	2,694,920
5.000%, 04/01/28	1,825	1,934,492
5.000%, 08/01/28	3,580	3,791,644
5.000%, 10/01/28	3,780	4,053,955
5.000%, 11/01/28	1,180	1,239,238
5.000%, 04/01/29	7,415	8,041,984
4.000%, 08/01/29	2,800	2,823,728
5.000%, 08/01/29	610	620,174
5.000%, 10/01/29	1,585	1,599,671
5.000%, 11/01/29	1,235	1,357,246
5.000%, 12/01/29	3,055	3,363,367
5.000%, 08/01/30	1,250	1,270,848
5.000%, 09/01/30	1,420	1,446,356
4.000%, 09/01/31	2,000	2,017,944
5.000%, 10/01/31	2,010	2,297,606
5.000%, 08/01/32	1,800	1,829,085
5.000%, 04/01/33	1,995	2,156,880
5.000%, 08/01/33	2,000	2,346,237
4.000%, 11/01/33	1,360	1,391,283
4.000%, 11/01/35	1,000	1,015,114
4.000%, 11/01/36	500	521,198
5.000%, 09/01/37	2,500	2,534,255
5.000%, 08/01/39	175	202,531
4.000%, 10/01/39	1,500	1,539,289
5.000%, 10/01/39	755	847,482
5.000%, 09/01/41	880	954,040
5.000%, 04/01/42	2,785	2,926,495
5.000%, 10/01/42	3,000	3,140,604
5.000%, 03/01/43	1,700	1,878,431
5.000%, 08/01/43	1,250	1,386,083
5.000%, 09/01/43	1,250	1,369,157
5.000%, 08/01/44	1,000	1,091,088

135

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.250%, 08/01/44	875	$972,246
State of California (GO) Series A
5.000%, 11/01/28	700	752,203
State of California (GO) Series C
5.000%, 11/01/37	395	446,051
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	120	130,480
Stockton Unified School District (COP)
5.000%, 02/01/31	335	353,581
Stockton Unified School District (GO) (AG) Series A
5.000%, 07/01/27	1,585	1,654,185
Stockton Unified School District (GO) (AG) Series C
5.000%, 08/01/27	1,260	1,317,865
Stockton Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	542,940
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	412,685
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	516,386
5.000%, 11/01/28	510	551,166
University of California (RB) Series AV
5.000%, 05/15/32	1,905	1,980,349
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,254,200
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,781,292
University of California (RB) Series BS
5.000%, 05/15/29	750	822,338
University of California (RB) Series BV
5.000%, 05/15/42	1,390	1,541,933
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,708,883
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series CA
5.000%, 05/15/40	1,000	$1,141,777
Ventura County Community College District (GO)
4.000%, 08/01/32	3,000	3,007,021
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/37	750	884,135
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	804,823
5.000%, 08/01/30	2,820	2,834,581
West Contra Costa Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	542,716
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	393,218
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/26	545	553,960
5.000%, 08/01/27	575	597,993
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	149,286
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,184
TOTAL MUNICIPAL BONDS (Cost $429,384,438)		431,201,014

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $217,376)	217,354	217,376
TOTAL INVESTMENTS — (100.0%)
(Cost $429,601,814)		$431,418,390

136

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$431,201,014	—	$431,201,014
Investment Companies	$217,376	—	—	217,376
Total Investments in Securities	$217,376	$431,201,014	—	$431,418,390
See accompanying Notes to Financial Statements.
137

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.4%)
NEW YORK — (99.4%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	500	$504,942
Averill Park Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,007,028
Bath Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	750	754,451
Bay Shore Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/10/26	1,000	1,007,771
Buffalo Sewer Authority (RB) Series A
5.000%, 06/15/29	115	125,935
5.000%, 06/15/30	120	134,412
Cambridge Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,006,650
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,261,776
City of Batavia (GO)
4.000%, 04/22/26	1,100	1,106,178
City of Buffalo (GO) Series A
4.000%, 09/30/26	1,250	1,265,635
City of Lackawanna (GO)
4.000%, 05/01/26	770	774,075
City of Middletown (GO)
4.000%, 08/21/26	890	898,503
City of New York (GO) Series 1
5.000%, 08/01/29	500	519,927
City of New York (GO) Series A
5.000%, 08/01/26	1,110	1,129,406
City of New York (GO) Series A-1
5.000%, 08/01/27	3,530	3,679,768
4.000%, 08/01/32	2,145	2,155,428
4.000%, 08/01/36	750	751,512
5.000%, 08/01/38	500	505,050
City of New York (GO) Series B-1
5.000%, 08/01/26	925	941,172
5.000%, 10/01/26	2,120	2,165,840
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/27	1,935	$2,017,097
5.000%, 08/01/28	1,650	1,753,960
5.000%, 12/01/31	2,500	2,553,184
City of New York (GO) Series C
5.000%, 08/01/27	930	969,457
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,337,990
5.000%, 08/01/27	1,360	1,383,279
5.000%, 08/01/32	1,025	1,039,970
City of New York (GO) Series F-1
5.000%, 08/01/26	1,740	1,770,420
City of North Tonawanda (GO)
4.375%, 05/15/26	400	402,828
City of Oneida (GO)
4.000%, 03/27/26	1,000	1,004,643
City of Rochester (GO) Series I
4.000%, 02/26/26	1,250	1,254,433
City of Rochester (GO) Series II
4.000%, 07/30/26	2,905	2,931,287
City of Yonkers (GO) (AG ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	281,836
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,008,033
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,008,474
County of Erie (GO) Series A
5.000%, 09/15/26	350	357,406
5.000%, 09/15/27	750	784,796
County of Nassau (GO) Series C
5.000%, 10/01/32	515	536,860
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	20,067
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	910	910,564

138

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
East Hampton Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 02/27/26	1,000	$1,003,551
Empire State Development Corp. (RB) Series A
5.000%, 03/15/30	3,125	3,142,286
5.000%, 03/15/32	930	936,319
5.000%, 03/15/34	1,020	1,026,181
4.000%, 03/15/37	3,010	3,012,340
5.000%, 03/15/38	1,500	1,501,978
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	2,520	2,548,459
Harrison Central School District (GO) (ST AID WITHHLDG)
3.750%, 07/24/26	5,000	5,032,075
Heuvelton Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/18/26	1,000	1,006,656
Holland Patent Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 07/15/26	1,000	1,007,032
Holley Central School District (GO) (ST AID WITHHLDG) Series A
3.750%, 06/23/26	1,000	1,005,469
Honeoye Falls-Lima Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,000	1,006,758
Kendall Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/19/26	1,000	1,008,463
Kingston City School District (GO) (ST AID WITHHLDG)
4.000%, 06/30/26	875	881,676
Long Island Power Authority (RB) Series B
5.000%, 09/01/32	845	858,505
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/26	175	177,749
5.000%, 07/01/27	175	182,053
Metropolitan Transportation Authority (RB) Series 2012G-1
3.900%, 11/01/32	2,040	2,040,000
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/34	985	$985,691
Metropolitan Transportation Authority (RB) Series E 1
3.900%, 11/15/50	3,555	3,555,000
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B
5.000%, 11/15/39	2,500	2,535,463
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	300,273
5.000%, 07/01/26	1,185	1,186,455
New Hartford Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,000	1,007,232
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 01/01/27	1,000	1,023,771
5.000%, 03/01/28	520	546,211
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	115,063
New York State Dormitory Authority (RB)
5.000%, 07/01/27	105	108,710
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	2,790	2,813,215
5.000%, 05/01/27	630	650,327
5.000%, 03/15/30	3,375	3,439,334
5.000%, 07/01/30	2,905	2,944,258
5.000%, 02/15/31	1,250	1,285,202
5.000%, 07/01/31	1,105	1,119,132
5.000%, 03/15/32	3,100	3,286,616
5.000%, 02/15/33	750	761,639
5.000%, 03/15/33	890	905,275
5.000%, 03/15/35	1,360	1,381,350
5.000%, 03/15/36	2,000	2,031,741
5.000%, 02/15/37	600	607,490
5.000%, 02/15/38	1,000	1,011,786
5.000%, 07/01/40	575	589,631
5.000%, 02/15/42	2,335	2,352,958
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,000	1,038,971
5.000%, 10/01/31	545	549,991
5.000%, 02/15/32	3,000	3,115,318

139

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 02/15/34	150	$155,421
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/38	600	624,842
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	70	70,450
5.000%, 02/15/30	2,870	2,916,330
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	530	547,308
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	912,350
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	480	480,427
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,540	1,542,552
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/27	1,250	1,284,764
Ravena Coeymans Selkirk Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/07/26	1,000	1,007,553
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/26	850	863,444
5.000%, 07/01/27	800	832,057
Scotia-Glenville Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/31/26	1,100	1,109,711
South Huntington Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,000	1,007,675
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,000	1,009,205
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Southampton Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/26	1,250	$1,260,402
State of New York (GO) Series A
5.000%, 03/15/27	1,015	1,051,342
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	2,212,477
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/26	1,265	1,275,178
Town of Amherst (GO)
4.000%, 10/28/26	3,000	3,041,635
Town of Batavia (GO)
4.000%, 03/03/26	1,030	1,033,659
Town of East Hampton (GO) Series A
4.000%, 08/14/26	400	403,569
Town of Islip (GO)
4.000%, 10/15/29	725	725,301
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,630	5,655,032
Town of Salina (GO) Series A
4.000%, 06/05/26	2,000	2,013,545
Town of Southampton (GO)
3.750%, 03/06/26	740	742,197
Town of Tonawanda (GO)
4.000%, 08/21/26	1,250	1,261,246
Triborough Bridge & Tunnel Authority (RB) Series 2008-B-3
5.000%, 11/15/37	1,845	1,846,389
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,425	1,425,938
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/28	2,900	3,096,520
5.000%, 11/15/29	1,210	1,253,217
5.000%, 11/15/30	330	341,941
5.000%, 11/15/31	1,655	1,714,492
5.000%, 11/15/38	175	179,515
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,465	1,465,964

140

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Tupper Lake Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/26	1,015	$1,021,945
Village of Pelham (GO)
4.000%, 02/13/26	2,000	2,004,588
Wappingers Central School District (GO) (ST AID WITHHLDG)
3.500%, 08/07/26	1,000	1,003,631
TOTAL MUNICIPAL BONDS (Cost $163,907,882)		164,041,508

	Shares	Value†
INVESTMENT COMPANIES — (0.6%)
BlackRock Liquidity Funds MuniCash (Cost $962,419)	962,322	$962,419
TOTAL INVESTMENTS — (100.0%)
(Cost $164,870,301)		$165,003,927
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$164,041,508	—	$164,041,508
Investment Companies	$962,419	—	—	962,419
Total Investments in Securities	$962,419	$164,041,508	—	$165,003,927
See accompanying Notes to Financial Statements.
141

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/28	115	$118,346
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	270,643
City of Apple Valley (GO) Series A
5.000%, 12/15/28	100	107,550
City of Blaine (GO) Series B
5.000%, 02/01/27	100	102,982
City of Bloomington (GO) Series B
5.000%, 02/01/27	375	385,483
City of Burnsville (GO) Series A
5.000%, 12/20/26	190	195,047
5.000%, 12/20/28	500	536,820
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	113,148
City of Edina (GO) Series A
5.000%, 02/01/27	230	236,915
5.000%, 02/01/28	120	126,518
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	251,315
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	527,159
City of Minneapolis (GO)
4.000%, 12/01/25	305	305,263
5.000%, 12/01/26	255	261,122
5.500%, 12/01/26	830	854,304
3.000%, 12/01/27	1,450	1,450,100
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	325	331,688
City of Moorhead (GO) Series B
5.000%, 02/01/28	200	210,505
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	670,000
City of Rogers (GO) Series B
5.000%, 02/01/26	250	251,315
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Louis Park (GO) Series B
5.000%, 02/01/28	275	$289,752
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	239,562
5.000%, 09/01/27	500	521,865
5.000%, 09/01/28	500	534,243
City of Waconia (GO) Series A
3.000%, 02/01/26	820	819,799
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	210,729
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	201,012
County of Anoka (GO) Series A
5.000%, 02/01/27	500	514,847
County of Dakota (GO) Series A
5.000%, 02/01/28	400	421,727
County of Hennepin (GO) Series C
5.000%, 12/15/25	525	526,259
County of Hennepin (GO) Series A
5.000%, 12/01/31	1,000	1,021,896
5.000%, 12/01/32	100	102,168
5.000%, 12/01/37	220	223,526
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	525,835
5.000%, 12/01/26	165	169,192
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	214,733
5.000%, 12/15/28	500	537,904
County of Olmsted (GO) Series A
5.000%, 02/01/27	400	412,226
5.000%, 02/01/28	300	316,026
County of Ramsey (GO) Series A
5.000%, 02/01/27	160	164,731
County of Ramsey (GO) Series B
5.000%, 02/01/28	100	105,432

142

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	$514,536
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	225	226,183
Fulda Independent School District No. 505 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	150	154,119
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	366,085
Metropolitan Council (GO) Series B
5.000%, 12/01/25	130	130,200
5.000%, 03/01/26	800	805,807
5.000%, 03/01/28	275	289,919
Metropolitan Council (GO) Series C
5.000%, 12/01/26	825	845,694
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	180,276
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	275	276,514
5.000%, 02/01/27	275	283,200
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	360,133
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series C
5.000%, 02/01/27	200	205,964
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	295	302,386
Minnesota Health & Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	200,319
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	$145,243
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/26	340	342,485
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	206,498
Minnetonka Independent School District No. 276 (GO) (SD CRED PROG) Series D
5.000%, 01/01/27	150	153,973
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	206,196
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	308,461
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	500	538,798
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	215,486
Redwood Area Schools Independent School District No. 2897 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	200,983
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	135,677
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	514,411
5.000%, 02/01/28	500	525,814

143

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	$150,848
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	190	190,634
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	160,861
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	158,047
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/26	280	281,507
State of Minnesota (GO) Series A
5.000%, 08/01/26	1,855	1,874,455
5.000%, 08/01/27	300	312,624
5.000%, 10/01/27	425	444,682
5.000%, 08/01/28	290	309,272
5.000%, 08/01/34	500	505,931
State of Minnesota (GO) Series B
5.000%, 10/01/26	115	117,466
5.000%, 08/01/27	200	208,416
5.000%, 08/01/28	100	106,646
State of Minnesota (GO) Series D
5.000%, 08/01/26	485	493,407
5.000%, 10/01/26	395	403,469
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/27	500	$521,039
5.000%, 10/01/27	430	449,914
State of Minnesota (GO) Series E
5.000%, 08/01/26	335	340,807
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	250	263,355
University of Minnesota (RB) Series B
5.000%, 12/01/27	265	277,915
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	190	195,429
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	495	496,706
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	215,613
5.000%, 02/01/28	650	684,869
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	301,622
TOTAL MUNICIPAL BONDS (Cost $33,489,455)		33,480,581
TOTAL INVESTMENTS — (100.0%)
(Cost $33,489,455)		$33,480,581
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$33,480,581	—	$33,480,581
Total Investments in Securities	—	$33,480,581	—	$33,480,581
See accompanying Notes to Financial Statements.
144

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$363,032
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	661,698
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	279,422
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	130	140,615
5.000%, 04/01/34	455	496,232
5.000%, 04/01/39	750	799,116
5.000%, 04/01/41	370	409,875
City of Bend (GO)
5.000%, 06/01/41	1,015	1,110,495
5.000%, 06/01/44	1,135	1,226,565
City of Bend Water Revenue (RB)
5.000%, 12/01/26	210	212,834
5.000%, 12/01/30	350	354,009
City of Cottage Grove (GO)
5.000%, 09/01/26	515	524,422
4.000%, 06/01/29	100	103,893
City of Eugene (GO) Series A
5.000%, 06/01/36	250	284,652
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	233,194
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	265,298
City of Lake Oswego (GO)
5.000%, 12/01/26	250	256,311
4.000%, 06/01/41	500	515,308
5.000%, 06/01/43	725	793,584
City of Medford (GO)
4.000%, 06/01/40	375	381,594
City of Medford Sewer Revenue (RB) (BAM)
4.000%, 06/01/44	500	485,846
City of Newberg (GO)
4.000%, 12/01/25	120	120,095
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 03/01/26	115	$115,781
5.000%, 06/01/26	860	871,317
5.000%, 10/01/26	635	648,441
5.000%, 04/01/27	975	1,007,232
5.000%, 06/01/27	540	560,048
3.000%, 06/15/28	150	147,602
4.000%, 04/01/32	225	228,773
City of Portland (GO) Series B
5.000%, 06/01/26	820	830,790
5.000%, 06/15/26	560	567,882
5.000%, 06/15/30	405	430,440
City of Portland (GO) Series D
5.000%, 04/01/28	250	264,607
5.000%, 04/01/42	210	225,406
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	709,508
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	377,066
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	85,517
City of Salem (GO)
5.000%, 06/01/26	235	238,011
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	281,454
4.000%, 04/01/27	290	294,989
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	290	293,831
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	1,500	1,593,952
5.000%, 06/15/43	1,410	1,538,894
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	435	461,053
5.000%, 06/15/36	280	293,795
5.000%, 06/15/41	470	485,639

145

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/33	345	$356,382
Clackamas County School District No. 7J Lake Oswego (GO)
5.000%, 06/01/36	275	297,168
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	290	297,415
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	295,714
5.000%, 06/15/29	510	552,304
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,355
County of Multnomah (GO)
5.000%, 06/01/29	290	300,575
4.000%, 06/01/37	385	388,734
County of Multnomah (GO) Series A
5.000%, 06/15/28	640	679,752
5.000%, 06/15/29	1,235	1,341,005
County of Washington (GO)
5.000%, 06/01/26	965	978,200
5.000%, 06/01/27	985	1,021,724
5.000%, 06/01/28	365	387,993
4.000%, 03/01/30	1,035	1,039,450
Deschutes & Jefferson Counties School District No. 2J Redmond (GO) (SCH BD GTY)
5.000%, 06/15/37	500	573,926
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	2,140	2,170,779
5.000%, 06/15/27	965	1,001,121
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	257,927
5.000%, 01/01/32	340	366,830
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	1,410,336
	Face Amount	Value†
	(000)
OREGON — (Continued)
4.000%, 06/15/34	260	$269,289
4.000%, 06/15/40	400	402,631
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	665	670,207
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	520,013
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,264
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	1,015,029
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	635	643,741
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	677,524
Metro (GO)
5.000%, 06/01/28	230	244,489
5.000%, 06/01/33	1,065	1,245,575
4.000%, 06/01/40	500	519,856
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,163,866
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,500	1,521,297
5.000%, 06/15/27	585	606,897
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	635	643,859
5.000%, 06/15/27	370	384,088
5.000%, 06/15/29	885	961,602
5.000%, 06/15/30	1,500	1,662,423
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	376,862
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	467,829

146

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Facilities Authority (RB) Series A
5.000%, 04/01/33	500	$549,782
Oregon State Facilities Authority (RB) Series B
3.950%, 08/01/34	210	210,000
Oregon State Lottery (RB) Series A
5.000%, 04/01/28	500	528,852
5.000%, 04/01/32	215	221,502
5.000%, 04/01/42	1,000	1,091,431
5.000%, 04/01/43	1,685	1,810,887
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	159,251
Portland Community College District (GO)
5.000%, 06/15/26	1,310	1,328,841
5.000%, 06/15/31	475	481,385
5.000%, 06/15/33	1,165	1,179,586
5.000%, 06/15/38	250	279,296
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	355,796
5.000%, 06/15/44	275	292,901
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	353,585
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	634,619
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,396,647
State of Oregon (GO) Series A
5.000%, 05/01/27	75	77,633
5.000%, 05/01/29	755	817,903
5.000%, 05/01/30	400	442,595
5.000%, 05/01/36	210	238,960
4.000%, 05/01/37	220	227,715
5.000%, 05/01/37	699	789,860
4.000%, 05/01/38	250	257,118
5.000%, 05/01/38	799	897,159
5.000%, 05/01/40	274	305,806
5.000%, 05/01/41	355	388,121
5.000%, 05/01/42	270	290,429
5.000%, 05/01/43	270	290,646
5.250%, 05/01/43	925	1,026,760
5.250%, 05/01/44	75	82,568
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series C
5.000%, 06/01/26	445	$450,804
5.000%, 06/01/31	870	900,439
5.000%, 06/01/32	2,000	2,298,384
5.000%, 06/01/35	1,400	1,438,913
5.250%, 06/01/44	60	66,679
State of Oregon (GO) Series D
5.000%, 06/01/28	845	897,141
5.000%, 05/01/29	535	540,920
5.000%, 06/01/39	200	223,084
State of Oregon (GO) Series F
5.000%, 05/01/31	550	555,950
5.000%, 05/01/32	1,185	1,197,644
5.000%, 08/01/33	875	1,021,453
5.000%, 05/01/34	500	504,695
State of Oregon (GO) Series G
5.000%, 12/01/33	1,015	1,036,636
5.000%, 08/01/41	350	383,981
State of Oregon (GO) Series H
5.000%, 06/01/27	410	415,332
5.000%, 06/01/29	365	369,686
State of Oregon (GO) Series J
5.000%, 11/01/29	510	558,546
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,220	1,250,141
5.000%, 11/15/27	640	662,904
5.000%, 11/15/31	1,675	1,909,369
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/34	425	459,567
3.250%, 10/01/34	420	412,590
5.000%, 09/01/38	1,230	1,308,625
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	110,828
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	429,480
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/26	185	187,661
5.000%, 06/15/27	140	145,285

147

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/41	410	$457,083
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/36	360	384,079
5.000%, 06/15/40	190	199,473
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	285	295,640
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	415	420,739
5.000%, 06/15/27	630	653,886
5.000%, 06/15/30	360	398,650
5.000%, 06/15/37	1,000	1,159,522
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	775	804,384
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/35	345	$355,333
Washington County Clean Water Services (RB)
5.000%, 10/01/27	580	605,975
5.000%, 10/01/28	355	379,746
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	569,301
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	433,825
TOTAL MUNICIPAL BONDS (Cost $94,198,216)		94,283,156
TOTAL INVESTMENTS — (100.0%)
(Cost $94,198,216)		$94,283,156
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$94,283,156	—	$94,283,156
Total Investments in Securities	—	$94,283,156	—	$94,283,156
See accompanying Notes to Financial Statements.
148

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,779,241	$369,062	$475,199	$1,401,932
Segregated Cash for Swaps Contracts	10,440	1,390	—	—
Receivables:
Investment Securities Sold	—	—	1,093	—
Dividends and Interest	24,076	4,636	5,511	20,869
Fund Shares Sold	264	223	46	484
Unrealized Gain on Swap Contracts	48,355	6,631	—	—
Prepaid Expenses and Other Assets	24	16	5	18
Total Assets	1,862,400	381,958	481,854	1,423,303
LIABILITIES:
Payables:
Segregated Cash for Swaps Contracts	10,440	1,390	—	—
Investment Securities Purchased	21,228	3,392	6,694	7,676
Fund Shares Redeemed	1,017	177	86	2,554
Due to Advisor	311	64	64	182
Unrealized Loss on Swap Contracts	2,085	267	—	—
Accrued Expenses and Other Liabilities	103	32	39	124
Total Liabilities	35,184	5,322	6,883	10,536
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,827,216	$376,636	$474,971	$1,412,767
Institutional Class Shares — based on shares outstanding of 169,026,857, 35,123,298, 46,780,348 and 138,879,465, respectively, $0.01 Par Value (1)	$10.81	$10.72	$10.15	$10.17
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000
Investment Securities at Cost	$1,778,084	$368,477	$478,184	$1,401,377
NET ASSETS CONSIST OF:
Paid-In Capital	$1,762,822	$366,148	$490,429	$1,417,161
Total Distributable Earnings (Loss)	64,394	10,488	(15,458)	(4,394)
NET ASSETS	$1,827,216	$376,636	$474,971	$1,412,767
See accompanying Notes to Financial Statements.
149

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,280,551	$519,646	$199,713	$845,703
Receivables:
Investment Securities Sold	7,366	8,150	—	—
Dividends and Interest	16,001	6,469	2,821	10,711
Fund Shares Sold	630	426	366	695
Prepaid Expenses and Other Assets	12	36	7	7
Total Assets	1,304,560	534,727	202,907	857,116
LIABILITIES:
Payables:
Investment Securities Purchased	6,126	8,235	2,571	14,550
Fund Shares Redeemed	1,267	5,298	222	237
Due to Advisor	171	75	33	104
Accrued Expenses and Other Liabilities	83	40	26	49
Total Liabilities	7,647	13,648	2,852	14,940
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,296,913	$521,079	$200,055	$842,176
Institutional Class Shares — based on shares outstanding of 127,804,297, 54,727,339, 20,053,627 and 82,389,786, respectively, $0.01 Par Value (1)	$10.15	$9.52	$9.98	$10.22
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000
Investment Securities at Cost	$1,276,540	$524,639	$199,600	$844,806
NET ASSETS CONSIST OF:
Paid-In Capital	$1,312,974	$532,307	$200,438	$846,709
Total Distributable Earnings (Loss)	(16,061)	(11,228)	(383)	(4,533)
NET ASSETS	$1,296,913	$521,079	$200,055	$842,176
See accompanying Notes to Financial Statements.
150

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$431,418	$165,004	$33,481	$94,283
Cash	—	—	66	47
Receivables:
Dividends and Interest	5,511	2,051	474	1,563
Fund Shares Sold	55	31	—	3,955
Prepaid Expenses and Other Assets	18	7	10	11
Total Assets	437,002	167,093	34,031	99,859
LIABILITIES:
Payables:
Investment Securities Purchased	521	—	—	—
Fund Shares Redeemed	36	—	2	—
Due to Advisor	59	28	6	19
Accrued Expenses and Other Liabilities	37	11	5	4
Total Liabilities	653	39	13	23
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$436,349	$167,054	$34,018	$99,836
Institutional Class Shares — based on shares outstanding of 41,897,902, 16,454,435, 3,450,700 and 10,092,111, respectively, $0.01 Par Value (1)	$10.41	$10.15	$9.86	$9.89
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000
Investment Securities at Cost	$429,602	$164,870	$33,489	$94,198
NET ASSETS CONSIST OF:
Paid-In Capital	$448,093	$167,256	$34,300	$100,797
Total Distributable Earnings (Loss)	(11,744)	(202)	(282)	(961)
NET ASSETS	$436,349	$167,054	$34,018	$99,836
See accompanying Notes to Financial Statements.
151

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$45,677	$9,482	$10,386	$42,553
Total Investment Income	45,677	9,482	10,386	42,553
Expenses
Investment Management Fees	3,449	703	782	2,207
Accounting & Transfer Agent Fees	431	102	141	361
Custodian Fees	14	6	6	19
Filing Fees	46	21	27	41
Shareholders' Reports	31	17	23	19
Directors'/Trustees' Fees & Expenses	13	3	4	11
Professional Fees	27	5	7	22
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	—
Other	541	90	18	38
Total Expenses	4,552	947	1,019	2,718
Fees Paid Indirectly (Note C)	6	13	5	52
Net Expenses	4,546	934	1,014	2,666
Net Investment Income (Loss)	41,131	8,548	9,372	39,887
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	196	284	(2,770)	42
Swap Contracts	17,934	3,764	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,851	901	10,129	2,090
Swap Contracts	(8,395)	(1,901)	—	—
Net Realized and Unrealized Gain (Loss)	15,586	3,048	7,359	2,132
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,717	$11,596	$16,731	$42,019
See accompanying Notes to Financial Statements.
152

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$37,671	$13,811	$5,744	$21,798
Total Investment Income	37,671	13,811	5,744	21,798
Expenses
Investment Management Fees	2,161	939	341	1,207
Accounting & Transfer Agent Fees	326	134	68	190
Custodian Fees	15	8	6	14
Filing Fees	38	37	28	23
Shareholders' Reports	31	21	17	14
Directors'/Trustees' Fees & Expenses	10	4	1	5
Professional Fees	21	7	3	11
Previously Waived Fees Recovered by Advisor (Note C)	—	—	4	—
Other	37	15	11	21
Total Expenses	2,639	1,165	479	1,485
Fees Waived, Expenses Reimbursed by Advisor (Note C)	73	85	4	53
Fees Paid Indirectly (Note C)	6	3	1	30
Net Expenses	2,560	1,077	474	1,402
Net Investment Income (Loss)	35,111	12,734	5,270	20,396
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,059)	78	(1)	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	15,318	4,458	133	1,245
Net Realized and Unrealized Gain (Loss)	14,259	4,536	132	1,242
Net Increase (Decrease) in Net Assets Resulting from Operations	$49,370	$17,270	$5,402	$21,638
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$11,057	$4,789	$740	$2,021
Total Investment Income	11,057	4,789	740	2,021
Expenses
Investment Management Fees	676	314	71	203
Accounting & Transfer Agent Fees	122	47	16	31
Custodian Fees	6	4	1	2
Filing Fees	26	19	18	18
Shareholders' Reports	18	15	16	16
Directors'/Trustees' Fees & Expenses	3	1	—	—
Professional Fees	7	2	—	2
Previously Waived Fees Recovered by Advisor (Note C)	—	1	1	1
Other	15	9	6	6
Total Expenses	873	412	129	279
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	20	44	36
Fees Paid Indirectly (Note C)	4	4	22	29
Net Expenses	869	388	63	214
Net Investment Income (Loss)	10,188	4,401	677	1,807
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(558)	14	(29)	(140)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,590	320	100	1,303
Net Realized and Unrealized Gain (Loss)	4,032	334	71	1,163
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,220	$4,735	$748	$2,970
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,131	$38,013	$8,548	$7,667	$9,372	$7,960	$39,887	$42,742
Net Realized Gain (Loss) on:
Investment Securities Sold	196	(664)	284	(167)	(2,770)	(3,180)	42	(132)
Swap Contracts	17,934	23,215	3,764	4,617	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,851	26,564	901	3,722	10,129	24,449	2,090	12,117
Swap Contracts	(8,395)	(17,345)	(1,901)	(3,518)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	56,717	69,783	11,596	12,321	16,731	29,229	42,019	54,727
Distributions:
Institutional Class Shares	(60,302)	(37,840)	(12,770)	(7,617)	(9,247)	(7,827)	(40,121)	(42,125)
Capital Share Transactions (1):
Shares Issued	499,717	340,224	104,638	101,305	97,058	122,453	216,098	223,432
Shares Issued in Lieu of Cash Distributions	59,881	37,575	12,736	7,594	9,220	7,788	39,200	40,858
Shares Redeemed	(341,036)	(413,183)	(62,118)	(72,488)	(193,082)	(184,343)	(344,479)	(426,596)
Net Increase (Decrease) from Capital Share Transactions	218,562	(35,384)	55,256	36,411	(86,804)	(54,102)	(89,181)	(162,306)
Total Increase (Decrease) in Net Assets	214,977	(3,441)	54,082	41,115	(79,320)	(32,700)	(87,283)	(149,704)
Net Assets
Beginning of Year	1,612,239	1,615,680	322,554	281,439	554,291	586,991	1,500,050	1,649,754
End of Year	$1,827,216	$1,612,239	$376,636	$322,554	$474,971	$554,291	$1,412,767	$1,500,050
(1) Shares Issued and Redeemed:
Shares Issued	46,205	31,551	9,745	9,451	9,696	12,271	21,232	22,008
Shares Issued in Lieu of Cash Distributions	5,551	3,484	1,189	708	919	782	3,855	4,027
Shares Redeemed	(31,552)	(38,311)	(5,793)	(6,761)	(19,304)	(18,516)	(33,839)	(42,017)
Net Increase (Decrease) from Shares Issued and Redeemed	20,204	(3,276)	5,141	3,398	(8,689)	(5,463)	(8,752)	(15,982)
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,111	$30,381	$12,734	$9,396	$5,270	$5,226	$20,396	$17,355
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,059)	(3,087)	78	(572)	(1)	(43)	(3)	(142)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	15,318	62,066	4,458	15,258	133	1,416	1,245	7,493
Net Increase (Decrease) in Net Assets Resulting from Operations	49,370	89,360	17,270	24,082	5,402	6,599	21,638	24,706
Distributions:
Institutional Class Shares	(34,894)	(30,188)	(12,561)	(9,256)	(5,336)	(5,096)	(20,338)	(17,296)
Capital Share Transactions (1):
Shares Issued	256,860	239,755	196,211	119,799	49,374	54,951	283,427	152,505
Shares Issued in Lieu of Cash Distributions	32,372	27,951	11,805	8,560	5,336	5,096	20,188	17,181
Shares Redeemed	(386,124)	(356,581)	(120,271)	(82,357)	(46,024)	(39,493)	(143,402)	(215,279)
Net Increase (Decrease) from Capital Share Transactions	(96,892)	(88,875)	87,745	46,002	8,686	20,554	160,213	(45,593)
Total Increase (Decrease) in Net Assets	(82,416)	(29,703)	92,454	60,828	8,752	22,057	161,513	(38,183)
Net Assets
Beginning of Year	1,379,329	1,409,032	428,625	367,797	191,303	169,246	680,663	718,846
End of Year	$1,296,913	$1,379,329	$521,079	$428,625	$200,055	$191,303	$842,176	$680,663
(1) Shares Issued and Redeemed:
Shares Issued	25,673	23,911	20,863	12,721	4,945	5,520	27,726	14,975
Shares Issued in Lieu of Cash Distributions	3,226	2,787	1,253	908	535	512	1,977	1,688
Shares Redeemed	(38,464)	(35,613)	(12,769)	(8,763)	(4,613)	(3,967)	(14,035)	(21,142)
Net Increase (Decrease) from Shares Issued and Redeemed	(9,565)	(8,915)	9,347	4,866	867	2,065	15,668	(4,479)
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,188	$8,496	$4,401	$3,712	$677	$567	$1,807	$1,198
Net Realized Gain (Loss) on:
Investment Securities Sold	(558)	(560)	14	(70)	(29)	(20)	(140)	(141)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,590	17,970	320	1,472	100	500	1,303	2,420
Net Increase (Decrease) in Net Assets Resulting from Operations	14,220	25,906	4,735	5,114	748	1,047	2,970	3,477
Distributions:
Institutional Class Shares	(10,087)	(8,473)	(4,392)	(3,685)	(676)	(561)	(1,789)	(1,184)
Capital Share Transactions (1):
Shares Issued	114,222	74,734	41,479	52,402	13,687	6,047	33,307	12,787
Shares Issued in Lieu of Cash Distributions	10,074	8,458	4,272	3,618	676	561	1,786	1,175
Shares Redeemed	(106,416)	(105,806)	(20,791)	(52,904)	(7,362)	(7,369)	(7,968)	(9,996)
Net Increase (Decrease) from Capital Share Transactions	17,880	(22,614)	24,960	3,116	7,001	(761)	27,125	3,966
Total Increase (Decrease) in Net Assets	22,013	(5,181)	25,303	4,545	7,073	(275)	28,306	6,259
Net Assets
Beginning of Year	414,336	419,517	141,751	137,206	26,945	27,220	71,530	65,271
End of Year	$436,349	$414,336	$167,054	$141,751	$34,018	$26,945	$99,836	$71,530
(1) Shares Issued and Redeemed:
Shares Issued	11,156	7,254	4,086	5,180	1,387	618	3,411	1,310
Shares Issued in Lieu of Cash Distributions	979	821	421	358	69	57	182	121
Shares Redeemed	(10,365)	(10,263)	(2,049)	(5,227)	(747)	(751)	(818)	(1,031)
Net Increase (Decrease) from Shares Issued and Redeemed	1,770	(2,188)	2,458	311	709	(76)	2,775	400
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.83	$10.62	$10.56	$10.91	$10.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.25	0.19	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12	0.21	0.06	(0.36)	0.70
Total from Investment Operations	0.37	0.46	0.25	(0.24)	0.81
Less Distributions:
Net Investment Income	(0.26)	(0.25)	(0.19)	(0.11)	(0.11)
Net Realized Gains	(0.13)	—	—	—	—
Total Distributions	(0.39)	(0.25)	(0.19)	(0.11)	(0.11)
Net Asset Value, End of Year	$10.81	$10.83	$10.62	$10.56	$10.91
Total Return	3.43%	4.38%	2.39%	(2.22%)	8.00%
Net Assets, End of Year (thousands)	$1,827,216	$1,612,239	$1,615,680	$1,787,200	$1,153,419
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.33%	1.79%	1.07%	1.08%
Portfolio Turnover Rate	132%	104%	62%	26%	14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.76	$10.59	$10.47	$10.76	$10.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.27	0.17	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10	0.17	0.12	(0.29)	0.66
Total from Investment Operations	0.36	0.44	0.29	(0.20)	0.75
Less Distributions:
Net Investment Income	(0.27)	(0.27)	(0.17)	(0.09)	(0.09)
Net Realized Gains	(0.13)	—	—	—	—
Total Distributions	(0.40)	(0.27)	(0.17)	(0.09)	(0.09)
Net Asset Value, End of Year	$10.72	$10.76	$10.59	$10.47	$10.76
Total Return	3.36%	4.16%	2.74%	(1.91%)	7.41%
Net Assets, End of Year (thousands)	$376,636	$322,554	$281,439	$289,238	$214,216
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.23%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.50%	1.59%	0.84%	0.86%
Portfolio Turnover Rate	137%	87%	61%	27%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.99	$9.63	$9.59	$10.37	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.14	0.11	0.09	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.36	0.04	(0.78)	(0.13)
Total from Investment Operations	0.35	0.50	0.15	(0.69)	(0.02)
Less Distributions:
Net Investment Income	(0.19)	(0.14)	(0.11)	(0.09)	(0.11)
Total Distributions	(0.19)	(0.14)	(0.11)	(0.09)	(0.11)
Net Asset Value, End of Year	$10.15	$9.99	$9.63	$9.59	$10.37
Total Return	3.55%	5.17%	1.53%	(6.71%)	(0.23%)
Net Assets, End of Year (thousands)	$474,971	$554,291	$586,991	$569,594	$648,588
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.20%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.21%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.39%	1.11%	0.85%	1.02%
Portfolio Turnover Rate	76%	39%	26%	34%	15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.16	$10.08	$9.98	$10.16	$10.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.28	0.17	0.04	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.07	0.10	(0.18)	(0.03)
Total from Investment Operations	0.29	0.35	0.27	(0.14)	—
Less Distributions:
Net Investment Income	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Total Distributions	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Net Asset Value, End of Year	$10.17	$10.16	$10.08	$9.98	$10.16
Total Return	2.87%	3.55%	2.75%	(1.36%)	(0.03%)
Net Assets, End of Year (thousands)	$1,412,767	$1,500,050	$1,649,754	$2,154,913	$2,436,433
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.72%	1.68%	0.43%	0.29%
Portfolio Turnover Rate	198%	186%	103%	75%	67%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.04	$9.63	$9.63	$10.43	$10.58
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.22	0.17	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.40	—	(0.80)	(0.15)
Total from Investment Operations	0.37	0.62	0.17	(0.66)	(0.01)
Less Distributions:
Net Investment Income	(0.26)	(0.21)	(0.17)	(0.14)	(0.14)
Total Distributions	(0.26)	(0.21)	(0.17)	(0.14)	(0.14)
Net Asset Value, End of Period	$10.15	$10.04	$9.63	$9.63	$10.43
Total Return	3.75%	6.51%	1.69%	(6.36%)	(0.11%)
Net Assets, End of Period (thousands)	$1,296,913	$1,379,329	$1,409,032	$1,660,585	$2,133,305
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.19%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.14%	1.67%	1.38%	1.35%
Portfolio Turnover Rate	56%	41%	40%	21%	9%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.45	$9.08	$8.95	$10.00	$9.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.22	0.16	0.09	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.37	0.12	(1.05)	0.01
Total from Investment Operations	0.32	0.59	0.28	(0.96)	0.07
Less Distributions:
Net Investment Income	(0.25)	(0.22)	(0.15)	(0.09)	(0.06)
Total Distributions	(0.25)	(0.22)	(0.15)	(0.09)	(0.06)
Net Asset Value, End of Period	$9.52	$9.45	$9.08	$8.95	$10.00
Total Return	3.45%	6.48%	3.12%	(9.67%)	0.66%
Net Assets, End of Period (thousands)	$521,079	$428,625	$367,797	$264,365	$267,126
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.26%	0.25%	0.27%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.33%	1.67%	0.93%	0.64%
Portfolio Turnover Rate	114%	77%	77%	36%	3%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Apr 12, 2022Ʊ to Oct 31, 2022

Net Asset Value, Beginning of Period	$9.97	$9.89	$9.84	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.29	0.23	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.07	0.06	(0.17)
Total from Investment Operations	0.29	0.36	0.29	(0.07)
Less Distributions:
Net Investment Income	(0.28)	(0.28)	(0.24)	(0.09)
Total Distributions	(0.28)	(0.28)	(0.24)	(0.09)
Net Asset Value, End of Period	$9.98	$9.97	$9.89	$9.84
Total Return	2.94%	3.67%	2.94%	(0.75%)(B)
Net Assets, End of Period (thousands)	$200,055	$191,303	$169,246	$200,033
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.24%	0.25%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.25%	0.32%	0.30%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.78%	2.88%	2.36%	1.75%(C)(D)
Portfolio Turnover Rate	227%	182%	90%	17%(B)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.20	$10.10	$10.01	$10.25	$10.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.25	0.17	0.06	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.10	0.09	(0.24)	(0.05)
Total from Investment Operations	0.30	0.35	0.26	(0.18)	0.01
Less Distributions:
Net Investment Income	(0.28)	(0.25)	(0.17)	(0.06)	(0.05)
Total Distributions	(0.28)	(0.25)	(0.17)	(0.06)	(0.05)
Net Asset Value, End of Year	$10.22	$10.20	$10.10	$10.01	$10.25
Total Return	2.93%	3.55%	2.56%	(1.80%)	0.05%
Net Assets, End of Year (thousands)	$842,176	$680,663	$718,846	$838,704	$872,821
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.21%	0.20%	0.19%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.50%	1.64%	0.57%	0.58%
Portfolio Turnover Rate	153%	171%	115%	65%	55%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.33	$9.91	$9.94	$10.73	$10.85
Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.21	0.16	0.11	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	0.42	(0.03)	(0.79)	(0.13)
Total from Investment Operations	0.33	0.63	0.13	(0.68)	(0.01)
Less Distributions:
Net Investment Income	(0.25)	(0.21)	(0.16)	(0.11)	(0.11)
Total Distributions	(0.25)	(0.21)	(0.16)	(0.11)	(0.11)
Net Asset Value, End of Year	$10.41	$10.33	$9.91	$9.94	$10.73
Total Return	3.20%	6.34%	1.28%	(6.36%)	(0.07%)
Net Assets, End of Year (thousands)	$436,349	$414,336	$419,517	$492,000	$650,729
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.20%	0.20%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.21%	0.20%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.41%	1.99%	1.56%	1.05%	1.07%
Portfolio Turnover Rate	71%	46%	77%	32%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.13	$10.03	$9.95	$10.23	$10.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.27	0.17	0.06	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.10	0.08	(0.28)	(0.07)
Total from Investment Operations	0.30	0.37	0.25	(0.22)	0.01
Less Distributions:
Net Investment Income	(0.28)	(0.27)	(0.17)	(0.06)	(0.07)
Total Distributions	(0.28)	(0.27)	(0.17)	(0.06)	(0.07)
Net Asset Value, End of Year	$10.15	$10.13	$10.03	$9.95	$10.23
Total Return	3.03%	3.68%	2.50%	(2.17%)	0.10%
Net Assets, End of Year (thousands)	$167,054	$141,751	$137,206	$153,148	$122,934
Ratio of Expenses to Average Net Assets	0.25%	0.23%	0.24%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27%	0.27%	0.26%	0.25%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.63%	1.67%	0.62%	0.79%
Portfolio Turnover Rate	156%	182%	133%	36%	54%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
167

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.83	$9.66	$9.58	$10.00	$10.15
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.20	0.13	0.08	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.17	0.08	(0.42)	(0.10)
Total from Investment Operations	0.26	0.37	0.21	(0.34)	(0.02)
Less Distributions:
Net Investment Income	(0.23)	(0.20)	(0.13)	(0.08)	(0.08)
Net Realized Gains	—	—	—	—	(0.05)
Total Distributions	(0.23)	(0.20)	(0.13)	(0.08)	(0.13)
Net Asset Value, End of Period	$9.86	$9.83	$9.66	$9.58	$10.00
Total Return	2.70%	3.82%	2.18%	(3.40%)	(0.18%)
Net Assets, End of Period (thousands)	$34,018	$26,945	$27,220	$33,707	$40,844
Ratio of Expenses to Average Net Assets	0.22%	0.26%	0.28%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%	0.47%	0.43%	0.38%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.02%	1.33%	0.82%	0.83%
Portfolio Turnover Rate	42%	45%	27%	44%	20%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
168

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.78	$9.44	$9.42	$10.14	$10.21
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.17	0.13	0.06	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10	0.34	0.02	(0.72)	(0.08)
Total from Investment Operations	0.32	0.51	0.15	(0.66)	(0.03)
Less Distributions:
Net Investment Income	(0.21)	(0.17)	(0.13)	(0.06)	(0.04)
Total Distributions	(0.21)	(0.17)	(0.13)	(0.06)	(0.04)
Net Asset Value, End of Period	$9.89	$9.78	$9.44	$9.42	$10.14
Total Return	3.35%	5.41%	1.54%	(6.51%)	(0.25%)
Net Assets, End of Period (thousands)	$99,836	$71,530	$65,271	$60,705	$54,243
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.30%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.34%	0.36%	0.34%	0.34%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.75%	1.33%	0.66%	0.45%
Portfolio Turnover Rate	28%	13%	19%	30%	8%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
169

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
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A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
171

DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Municipal Real Return Portfolio (1)	0.27%	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$11	—
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.19%	—	$73
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	85
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	4	4
DFA California Short-Term Municipal Bond Portfolio (1)	0.19%	—	53
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	1	20
DFA MN Municipal Bond Portfolio (1)	0.30%	1	44
DFA Oregon Municipal Bond Portfolio (1)	0.30%	1	36

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the DFA Short Term Investment Fund (the "Short Term Series"), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense

172

Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
DFA Municipal Bond Portfolio	$—	$1	$—	$1
DFA Intermediate-Term Municipal Bond Portfolio	—	51	73	124
DFA Selective State Municipal Bond Portfolio	62	107	85	254
DFA Short-Term Selective State Municipal Bond Portfolio	121	9	4	134
DFA California Short-Term Municipal Bond Portfolio	—	45	53	98
DFA NY Municipal Bond Portfolio	10	31	20	61
DFA MN Municipal Bond Portfolio	31	47	44	122
DFA Oregon Municipal Bond Portfolio	10	44	35	89

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2025, expenses reduced were as follows (amounts in thousands):
Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$6
DFA California Municipal Real Return Portfolio	13
DFA Municipal Bond Portfolio	5
DFA Short-Term Municipal Bond Portfolio	52
DFA Intermediate-Term Municipal Bond Portfolio	6
DFA Selective State Municipal Bond Portfolio	3
DFA Short-Term Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	30
DFA California Intermediate-Term Municipal Bond Portfolio	4
DFA NY Municipal Bond Portfolio	4
DFA MN Municipal Bond Portfolio	22
DFA Oregon Municipal Bond Portfolio	29
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
173

D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA Municipal Real Return Portfolio	$7
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	2
DFA Short-Term Municipal Bond Portfolio	42
DFA Intermediate-Term Municipal Bond Portfolio	6
DFA Selective State Municipal Bond Portfolio	2
DFA Short-Term Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	12
DFA California Intermediate-Term Municipal Bond Portfolio	2
DFA NY Municipal Bond Portfolio	1
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
DFA Municipal Real Return Portfolio	$2,418,715	$2,046,577
DFA California Municipal Real Return Portfolio	494,985	439,551
DFA Municipal Bond Portfolio	365,913	473,417
DFA Short-Term Municipal Bond Portfolio	2,352,142	2,328,850
DFA Intermediate-Term Municipal Bond Portfolio	751,958	818,291
DFA Selective State Municipal Bond Portfolio	599,653	516,406
DFA Short-Term Selective State Municipal Bond Portfolio	355,446	343,908
DFA California Short-Term Municipal Bond Portfolio	1,161,699	1,033,936
DFA California Intermediate-Term Municipal Bond Portfolio	322,275	297,611
DFA NY Municipal Bond Portfolio	246,079	219,664
DFA MN Municipal Bond Portfolio	20,595	10,932
DFA Oregon Municipal Bond Portfolio	41,625	22,004
F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses,
174

the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2024	—	—	$37,840	$37,840
2025	—	$18,994	41,308	60,302
DFA California Municipal Real Return Portfolio
2024	—	—	7,617	7,617
2025	—	3,885	8,885	12,770
DFA Municipal Bond Portfolio
2024	—	—	7,827	7,827
2025	—	—	9,247	9,247
DFA Short-Term Municipal Bond Portfolio
2024	—	—	42,125	42,125
2025	—	—	40,121	40,121
DFA Intermediate-Term Municipal Bond Portfolio
2024	—	—	30,188	30,188
2025	—	—	34,894	34,894
DFA Selective State Municipal Bond Portfolio
2024	—	—	9,256	9,256
2025	—	—	12,561	12,561
DFA Short-Term Selective State Municipal Bond Portfolio
2024	—	—	5,096	5,096
2025	—	—	5,336	5,336
DFA California Short-Term Municipal Bond Portfolio
2024	—	—	17,296	17,296
2025	—	—	20,338	20,338
DFA California Intermediate-Term Municipal Bond Portfolio
2024	—	—	8,473	8,473
2025	—	—	10,087	10,087
DFA NY Municipal Bond Portfolio
2024	—	—	3,685	3,685
2025	—	—	4,392	4,392
DFA MN Municipal Bond Portfolio
2024	—	—	561	561
2025	—	—	676	676
DFA Oregon Municipal Bond Portfolio
2024	—	—	1,184	1,184
2025	—	—	1,789	1,789

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As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$1,116	$15,855	—	$47,431	$64,402
DFA California Municipal Real Return Portfolio	235	3,305	—	6,947	10,487
DFA Municipal Bond Portfolio	372	—	$(12,919)	(2,910)	(15,457)
DFA Short-Term Municipal Bond Portfolio	972	—	(5,882)	556	(4,354)
DFA Intermediate-Term Municipal Bond Portfolio	1,184	—	(21,451)	4,211	(16,056)
DFA Selective State Municipal Bond Portfolio	447	—	(6,739)	(4,938)	(11,230)
DFA Short-Term Selective State Municipal Bond Portfolio	138	—	(632)	113	(381)
DFA California Short-Term Municipal Bond Portfolio	556	—	(5,972)	894	(4,522)
DFA California Intermediate-Term Municipal Bond Portfolio	328	—	(13,932)	1,861	(11,743)
DFA NY Municipal Bond Portfolio	122	—	(455)	132	(201)
DFA MN Municipal Bond Portfolio	19	—	(292)	(9)	(282)
DFA Oregon Municipal Bond Portfolio	61	—	(1,107)	86	(960)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA Municipal Bond Portfolio	$12,919
DFA Short-Term Municipal Bond Portfolio	5,882
DFA Intermediate-Term Municipal Bond Portfolio	21,451
DFA Selective State Municipal Bond Portfolio	6,739
DFA Short-Term Selective State Municipal Bond Portfolio	632
DFA California Short-Term Municipal Bond Portfolio	5,972
DFA California Intermediate-Term Municipal Bond Portfolio	13,932
DFA NY Municipal Bond Portfolio	455
DFA MN Municipal Bond Portfolio	292
DFA Oregon Municipal Bond Portfolio	1,107
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
DFA Short-Term Municipal Bond Portfolio	$146
DFA Selective State Municipal Bond Portfolio	79
DFA NY Municipal Bond Portfolio	14

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As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,731,809	$53,573	$(6,142)	$47,431
DFA California Municipal Real Return Portfolio	362,110	7,920	(968)	6,952
DFA Municipal Bond Portfolio	478,108	1,359	(4,269)	(2,910)
DFA Short-Term Municipal Bond Portfolio	1,401,377	1,260	(704)	556
DFA Intermediate-Term Municipal Bond Portfolio	1,276,340	12,285	(8,074)	4,211
DFA Selective State Municipal Bond Portfolio	524,583	1,281	(6,218)	(4,937)
DFA Short-Term Selective State Municipal Bond Portfolio	199,600	207	(94)	113
DFA California Short-Term Municipal Bond Portfolio	844,809	1,685	(791)	894
DFA California Intermediate-Term Municipal Bond Portfolio	429,557	4,233	(2,372)	1,861
DFA NY Municipal Bond Portfolio	164,872	233	(101)	132
DFA MN Municipal Bond Portfolio	33,489	40	(48)	(8)
DFA Oregon Municipal Bond Portfolio	94,196	657	(570)	87
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the
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time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of
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the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
Swap Contracts*
DFA Municipal Real Return Portfolio	$1,665,308
DFA California Municipal Real Return Portfolio	341,846

*	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$48,355	$48,355
DFA California Municipal Real Return Portfolio	6,631	6,631

Liability Derivatives Value
	Total Value at October 31, 2025	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(2,085)	$(2,085)
DFA California Municipal Real Return Portfolio	(267)	(267)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$17,934	$17,934
DFA California Municipal Real Return Portfolio	3,764	3,764

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(8,395)	$(8,395)
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Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA California Municipal Real Return Portfolio	$(1,901)	$(1,901)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
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The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$10,489	$(293)	—	$(10,196)	—	$293	$(293)	—	—	—
Bank of America Corp.	36,364	(591)	$(35,773)	—	—	591	(591)	—	—	—
Morgan Stanley and Co. International	1,502	(1,201)	—	(230)	$71	1,201	(1,201)	—	—	—
Total	$48,355	$(2,085)	$(35,773)	$(10,426)	$71	$2,085	$(2,085)	—	—	—
DFA California Municipal Real Return Portfolio
Bank of America Corp.	$5,167	$(64)	$(5,103)	—	—	$64	$(64)	—	—	—
Citibank, N.A.	1,013	(118)	—	$(895)	—	118	(118)	—	—	—
Morgan Stanley and Co. International	451	(85)	—	(330)	$36	85	(85)	—	—	—
Total	$6,631	$(267)	$(5,103)	$(1,225)	$36	$267	$(267)	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2025.
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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 for the Portfolios, but does not expect the guidance to materially impact the financial statements.
L. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
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	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA Municipal Real Return Portfolio	2	91%	0%
DFA California Municipal Real Return Portfolio	2	93%	0%
DFA Municipal Bond Portfolio	4	96%	0%
DFA Short-Term Municipal Bond Portfolio	2	83%	0%
DFA Intermediate-Term Municipal Bond Portfolio	3	85%	0%
DFA Selective State Municipal Bond Portfolio	4	91%	0%
DFA Short-Term Selective State Municipal Bond Portfolio	2	97%	0%
DFA California Short-Term Municipal Bond Portfolio	2	91%	0%
DFA California Intermediate-Term Municipal Bond Portfolio	2	96%	0%
DFA NY Municipal Bond Portfolio	2	93%	0%
DFA MN Municipal Bond Portfolio	1	89%	0%
DFA Oregon Municipal Bond Portfolio	2	99%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twelve portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Portfolio

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Municipal Real Return Portfolio	—	—	31%	—	69%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	30%	—	70%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

See accompanying Notes to Financial Statements.
186

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

See accompanying Notes to Financial Statements.
187

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
188

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
189

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
190

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
191

192

DFA-103125-002AM

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Global Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
ST	Special Tax
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of October 31, 2025.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
2

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (8.8%)
	Alphabet, Inc. (GOOG US), Class C	98,953	$27,886,935
	Alphabet, Inc. (GOOGL US), Class A	129,773	36,490,870
#*	Altice USA, Inc., Class A	16,327	36,409
*	AMC Networks, Inc., Class A	3,200	24,256
*	Anterix, Inc.	2,629	53,158
	Array Digital Infrastructure, Inc.	7,373	362,162
*	AST SpaceMobile, Inc.	5,287	424,282
	AT&T, Inc.	223,282	5,526,230
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	15,660
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,360	218,259
	ATN International, Inc.	2,936	42,660
*	Bandwidth, Inc., Class A	3,555	57,413
*	Boston Omaha Corp., Class A	1,467	18,660
*	Bumble, Inc., Class A	6,945	38,545
	Cable One, Inc.	630	93,587
*	Cargurus, Inc.	11,428	401,351
*	Cars.com, Inc.	7,031	75,513
#*	Charter Communications, Inc., Class A	10,501	2,455,554
	Cinemark Holdings, Inc.	19,740	533,177
*	Cineverse Corp.	3,068	9,357
	Comcast Corp., Class A	142,562	3,968,213
*	DoubleVerify Holdings, Inc.	5,193	59,096
*	EchoStar Corp., Class A	2,890	216,374
	Electronic Arts, Inc.	10,581	2,116,835
	Entravision Communications Corp., Class A	4,228	8,752
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Eventbrite, Inc., Class A	6,468	$14,941
*	EverQuote, Inc., Class A	1,294	27,873
*	EW Scripps Co., Class A	12,883	31,306
	Fox Corp. (FOX US), Class B	21,488	1,255,114
	Fox Corp. (FOXA US), Class A	21,334	1,379,243
*	Frontier Communications Parent, Inc.	30,219	1,141,069
*	fuboTV, Inc.	40,190	151,918
*	Gaia, Inc.	4,112	20,519
*	Gannett Co., Inc.	21,700	115,010
*	GCI Liberty, Inc. (GLBKV US), Class C	2,164	79,257
*	GCI Liberty, Inc. (GLIBA US), Class A	372	13,604
*	Gogo, Inc.	10,524	95,768
	Gray Media, Inc.	16,887	77,174
*	Harte Hanks, Inc.	1,613	5,016
	IDT Corp., Class B	3,200	162,112
*	IMAX Corp.	5,208	169,208
*	Integral Ad Science Holding Corp.	14,649	149,566
	Interpublic Group of Cos., Inc.	44,421	1,139,843
	Iridium Communications, Inc.	8,869	169,841
*	IZEA Worldwide, Inc.	5,497	28,310
	John Wiley & Sons, Inc. (WLY US), Class A	3,836	141,433
*	Liberty Broadband Corp. (LBRDA US), Class A	1,864	99,705
*	Liberty Broadband Corp. (LBRDK US), Class C	13,489	725,978
*	Liberty Global Ltd. (LBTYA US), Class A	20,523	225,753
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	226,089

3

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	$94,302
*	Liberty Latin America Ltd. (LILAK US), Class C	11,097	87,777
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	1,676,781
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	160,476
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	412,450
*	Lionsgate Studios Corp.	26,074	167,656
#*	Live Nation Entertainment, Inc.	9,139	1,366,555
*	Lumen Technologies, Inc.	67,018	688,945
*	Madison Square Garden Entertainment Corp.	4,462	197,042
*	Magnite, Inc.	27,185	486,068
	Marcus Corp.	4,915	70,776
	Match Group, Inc.	13,597	439,727
	Meta Platforms, Inc., Class A	90,365	58,588,148
*	Netflix, Inc.	8,371	9,365,977
	New York Times Co., Class A	15,361	875,423
#	News Corp. (NWS US), Class B	15,297	466,100
	News Corp. (NWSA US), Class A	34,396	911,494
	Nexstar Media Group, Inc.	3,887	760,803
	Omnicom Group, Inc.	16,817	1,261,611
#	Paramount Skydance Corp., Class B	2,662	40,968
*	Pinterest, Inc., Class A	26,642	881,850
*	PubMatic, Inc., Class A	5,258	43,957
*	QuinStreet, Inc.	5,252	77,677
*	Reddit, Inc., Class A	1,000	208,950
*	Reservoir Media, Inc.	3,267	24,829
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ROBLOX Corp., Class A	3,481	$395,859
*	Roku, Inc.	7,422	787,697
	Saga Communications, Inc., Class A	728	8,918
	Scholastic Corp.	3,111	89,192
	Shenandoah Telecommunications Co.	7,254	89,369
	Shutterstock, Inc.	2,636	65,979
	Sinclair, Inc.	5,284	72,179
*	Snap, Inc., Class A	58,762	458,344
*	Sphere Entertainment Co.	3,735	255,773
	Spok Holdings, Inc.	2,587	36,968
*	Spotify Technology SA	401	262,783
*	Stagwell, Inc.	23,413	111,212
*	Starz Entertainment Corp.	1,737	18,256
	Sunrise Communications AG, ADR, Class A	6,923	376,611
*	Take-Two Interactive Software, Inc.	6,852	1,756,647
*	TechTarget, Inc.	3,475	19,078
	TEGNA, Inc.	34,128	671,298
	Telephone & Data Systems, Inc.	15,952	619,257
*	Thryv Holdings, Inc.	3,300	25,443
	TKO Group Holdings, Inc.	3,042	573,113
	T-Mobile U.S., Inc.	20,652	4,337,953
*	Trade Desk, Inc., Class A	4,976	250,193
*	Travelzoo	2,000	16,840
*	TripAdvisor, Inc.	11,013	176,869
	Verizon Communications, Inc.	154,352	6,133,949
	Walt Disney Co.	38,766	4,365,827
*	Warner Bros Discovery, Inc.	129,430	2,905,704
#	Warner Music Group Corp., Class A	11,835	378,247
*	Yelp, Inc.	5,946	196,099
	Zedge, Inc., Class B	300	756
*	Ziff Davis, Inc.	3,949	133,871
*	ZoomInfo Technologies, Inc.	7,408	83,118
TOTAL COMMUNICATION SERVICES			193,808,702

4

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.6%)
*	1-800-Flowers.com, Inc., Class A	5,186	$18,670
*	Abercrombie & Fitch Co., Class A	10,546	765,112
	Academy Sports & Outdoors, Inc.	7,922	379,385
#	Acushnet Holdings Corp.	10,245	792,246
*	Adient PLC	6,723	155,906
	ADT, Inc.	92,815	820,485
*	Adtalem Global Education, Inc.	3,882	380,514
	Advance Auto Parts, Inc.	5,996	282,591
*	Airbnb, Inc., Class A	4,773	603,975
	A-Mark Precious Metals, Inc.	2,426	64,483
*	Amazon.com, Inc.	290,850	71,031,387
*	American Axle & Manufacturing Holdings, Inc.	11,539	71,542
	American Eagle Outfitters, Inc.	20,426	341,318
*	American Public Education, Inc.	1,609	53,885
*	America's Car-Mart, Inc.	1,100	24,464
*	Amesite, Inc.	204	712
*	Aptiv PLC	15,211	1,233,612
	Aramark	25,829	978,403
*	Arhaus, Inc.	6,381	63,938
	Arko Corp.	3,374	14,862
*	Asbury Automotive Group, Inc.	2,558	600,107
	Autoliv, Inc.	12,799	1,494,923
*	AutoNation, Inc.	7,876	1,574,176
*	AutoZone, Inc.	456	1,675,540
	Bassett Furniture Industries, Inc.	1,200	17,700
	Bath & Body Works, Inc.	10,206	249,843
*	Beazer Homes USA, Inc.	4,424	99,098
*	Bed Bath & Beyond, Inc.	6,300	48,573
	Best Buy Co., Inc.	22,006	1,807,573
*	Biglari Holdings, Inc. (BH US), Class B	39	14,091
*	Biglari Holdings, Inc. (BH/A US), Class A	42	73,636
*	Birkenstock Holding PLC	18,402	734,424
	Booking Holdings, Inc.	562	2,853,690
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Boot Barn Holdings, Inc.	3,312	$628,121
	BorgWarner, Inc.	25,866	1,111,203
*	Bright Horizons Family Solutions, Inc.	6,918	755,653
	Brunswick Corp.	7,757	512,815
	Buckle, Inc.	6,559	359,433
	Build-A-Bear Workshop, Inc.	1,856	100,632
*	Burlington Stores, Inc.	6,894	1,886,129
	Caleres, Inc.	4,646	51,292
	Camping World Holdings, Inc., Class A	4,963	65,313
*	Capri Holdings Ltd.	7,065	146,599
*	CarMax, Inc.	15,413	645,959
*	Carnival Corp.	66,608	1,920,309
	Carriage Services, Inc.	2,352	105,134
	Carter's, Inc.	3,820	119,948
*	Carvana Co.	5,545	1,699,764
*	Cava Group, Inc.	2,538	136,367
*	Cavco Industries, Inc.	964	510,727
	Century Communities, Inc.	3,805	226,017
*	Champion Homes, Inc.	7,662	522,778
*	Chewy, Inc., Class A	14,671	494,706
*	Chipotle Mexican Grill, Inc.	47,450	1,503,691
#	Choice Hotels International, Inc.	3,696	343,580
*	Citi Trends, Inc.	1,065	38,148
	Columbia Sportswear Co.	5,331	264,578
*	Cooper-Standard Holdings, Inc.	2,917	88,152
*	Coupang, Inc.	45,250	1,446,643
*	Coursera, Inc.	18,501	155,778
#	Cracker Barrel Old Country Store, Inc.	1,300	43,810
	Cricut, Inc., Class A	3,780	20,072
*	Crocs, Inc.	4,285	350,042
	Crown Crafts, Inc.	3,514	10,120
*	Culp, Inc.	8,100	32,562
	Dana, Inc.	17,564	356,549
*	Deckers Outdoor Corp.	12,952	1,055,588
	Designer Brands, Inc., Class A	1,992	7,350
	Dick's Sporting Goods, Inc.	9,099	2,014,974
	Dillard's, Inc., Class A	1,315	789,105

5

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dine Brands Global, Inc.	1,500	$37,080
	Domino's Pizza, Inc.	1,342	534,733
*	DoorDash, Inc., Class A	7,303	1,857,664
*	Dorman Products, Inc.	3,867	518,681
	DR Horton, Inc.	16,225	2,418,823
*	Dream Finders Homes, Inc., Class A	3,831	75,854
*	Driven Brands Holdings, Inc.	13,997	200,857
*	Duolingo, Inc.	853	230,856
*	Dutch Bros, Inc., Class A	6,013	333,962
	eBay, Inc.	32,399	2,634,363
*	El Pollo Loco Holdings, Inc.	3,355	34,288
*	Envela Corp.	2,497	22,698
	Escalade, Inc.	1,450	16,690
	Ethan Allen Interiors, Inc.	3,263	78,867
*	Etsy, Inc.	7,486	464,132
	Expedia Group, Inc.	8,806	1,937,320
*	Figs, Inc., Class A	16,422	122,508
*	First Watch Restaurant Group, Inc.	5,169	85,237
*	Five Below, Inc.	4,962	780,374
	Flexsteel Industries, Inc.	1,153	39,421
#*	Floor & Decor Holdings, Inc., Class A	7,481	467,413
	Ford Motor Co.	239,012	3,138,228
*	Fox Factory Holding Corp.	3,696	81,719
*	Frontdoor, Inc.	7,576	503,274
*	Funko, Inc., Class A	4,017	12,533
	Gap, Inc.	46,468	1,061,794
	Garmin Ltd.	8,856	1,894,653
	Garrett Motion, Inc.	13,768	233,230
	General Motors Co.	90,575	6,257,827
*	Genesco, Inc.	800	23,208
	Gentex Corp.	30,960	726,012
*	Gentherm, Inc.	3,913	143,998
	Genuine Parts Co.	9,038	1,150,628
*	G-III Apparel Group Ltd.	5,413	145,339
*	Global Business Travel Group I	21,238	166,931
*	Goodyear Tire & Rubber Co.	22,423	154,494
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Graham Holdings Co., Class B	645	$652,824
*	Grand Canyon Education, Inc.	3,601	678,068
*	Green Brick Partners, Inc.	5,861	379,441
	Group 1 Automotive, Inc.	1,659	659,519
*	Groupon, Inc.	2,476	49,842
	Guess?, Inc.	5,802	98,518
	H&R Block, Inc.	12,911	642,193
	Hamilton Beach Brands Holding Co., Class A	1,000	14,070
*	Hanesbrands, Inc.	25,434	168,119
	Harley-Davidson, Inc.	9,529	257,092
	Hasbro, Inc.	13,459	1,027,056
	Haverty Furniture Cos., Inc. (HVT US)	2,071	45,169
*	Helen of Troy Ltd.	2,950	54,959
*	Hilton Grand Vacations, Inc.	9,683	401,360
	Hilton Worldwide Holdings, Inc.	6,411	1,647,371
*	Holley, Inc.	15,800	45,346
	Home Depot, Inc.	34,411	13,062,071
	Hooker Furnishings Corp.	1,478	13,420
*	Hovnanian Enterprises, Inc., Class A	369	44,365
#	Hyatt Hotels Corp., Class A	3,805	522,845
	Installed Building Products, Inc.	3,504	869,798
	J Jill, Inc.	763	11,498
	JAKKS Pacific, Inc.	706	12,002
	Jerash Holdings U.S., Inc.	681	2,309
	Johnson Outdoors, Inc., Class A	1,404	57,185
	KB Home	9,195	573,952
#	Kohl's Corp.	11,105	180,678
	Kontoor Brands, Inc.	7,419	600,345
*	Koss Corp.	1,010	4,878
	Krispy Kreme, Inc.	13,223	47,471
*	Kura Sushi USA, Inc., Class A	492	28,010
	Lakeland Industries, Inc.	1,000	16,460
*	Lands' End, Inc.	2,914	45,866
*	Latham Group, Inc.	20,202	146,465

6

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc.	18,893	$548,464
	La-Z-Boy, Inc.	5,515	174,826
	LCI Industries	3,507	362,939
	Lear Corp.	6,361	665,679
*	Legacy Housing Corp.	3,926	88,158
	Leggett & Platt, Inc.	7,426	69,359
	Lennar Corp. (LEN US), Class A	11,154	1,380,531
	Lennar Corp. (LENB US), Class B	3	354
	Levi Strauss & Co., Class A	11,491	233,037
*	LGI Homes, Inc.	2,381	97,169
*	Life Time Group Holdings, Inc.	23,791	588,351
	Lifetime Brands, Inc.	1,970	6,678
*	Lincoln Educational Services Corp.	3,900	75,738
*	Lindblad Expeditions Holdings, Inc.	4,594	55,404
	Lithia Motors, Inc.	3,027	950,720
*	Live Ventures, Inc.	2,300	31,487
	LKQ Corp.	28,540	912,138
*	Lovesac Co.	1,399	19,404
	Lowe's Cos., Inc.	6,441	1,533,795
#*	Lucid Group, Inc.	6,830	121,233
*	Lululemon Athletica, Inc.	7,272	1,240,167
	Macy's, Inc.	33,858	659,892
*	Malibu Boats, Inc., Class A	2,468	68,783
	Marine Products Corp.	839	7,090
*	MarineMax, Inc.	1,960	48,549
	Marriott International, Inc., Class A	1,749	455,754
	Marriott Vacations Worldwide Corp.	4,085	269,528
*	MasterCraft Boat Holdings, Inc.	3,400	68,204
*	Mattel, Inc.	25,367	466,245
	Matthews International Corp., Class A	5,959	139,560
	McDonald's Corp.	9,488	2,831,504
	Meritage Homes Corp.	6,570	443,869
*	Mister Car Wash, Inc.	26,417	147,671
*	Mobileye Global, Inc., Class A	6,631	87,198
*	Modine Manufacturing Co.	6,897	1,056,689
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	6,920	$786,389
	Monro, Inc.	4,116	60,299
*	Motorcar Parts of America, Inc.	2,184	37,259
	Movado Group, Inc.	2,400	43,704
	Murphy USA, Inc.	2,038	730,012
	Nathan's Famous, Inc.	600	63,498
*	National Vision Holdings, Inc.	9,701	249,801
	NIKE, Inc., Class B	21,698	1,401,474
*	Norwegian Cruise Line Holdings Ltd.	49,148	1,101,898
*	NVR, Inc.	300	2,163,246
*	Ollie's Bargain Outlet Holdings, Inc.	7,308	882,879
	OneSpaWorld Holdings Ltd.	10,972	255,318
*	OneWater Marine, Inc., Class A	1,156	17,953
*	O'Reilly Automotive, Inc.	9,205	869,320
	Oxford Industries, Inc.	1,896	69,868
	Papa John's International, Inc.	2,590	131,598
	Patrick Industries, Inc.	4,400	459,228
	Penske Automotive Group, Inc.	6,155	985,231
	Perdoceo Education Corp.	10,364	329,161
*	Petco Health & Wellness Co., Inc.	16,353	52,003
	Phinia, Inc.	4,988	258,927
*	Planet Fitness, Inc., Class A	7,032	637,732
	Polaris, Inc.	4,768	315,165
	Pool Corp.	2,587	690,884
*	Portillo's, Inc., Class A	3,567	19,083
	PulteGroup, Inc.	24,354	2,919,314
*	Pursuit Attractions & Hospitality, Inc.	3,606	127,941
	PVH Corp.	5,068	396,976
	Ralph Lauren Corp.	5,141	1,643,372
*	Rave Restaurant Group, Inc.	205	525
*	Revolve Group, Inc.	5,809	128,495
*	RH	1,471	253,733
#*	Rivian Automotive, Inc., Class A	78,852	1,070,022
	Rocky Brands, Inc.	402	11,332
	Ross Stores, Inc.	24,928	3,961,558

7

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Royal Caribbean Cruises Ltd.	23,406	$6,713,543
*	Sabre Corp.	20,921	42,783
*	Sally Beauty Holdings, Inc.	14,352	216,859
*	Savers Value Village, Inc.	10,893	100,325
	Service Corp. International	15,946	1,331,650
*	Shake Shack, Inc., Class A	3,578	345,313
#*	SharkNinja, Inc.	12,894	1,102,437
	Shoe Carnival, Inc.	3,510	64,338
	Signet Jewelers Ltd.	8,025	793,271
*	Sleep Number Corp.	6,099	33,545
#	Somnigroup International, Inc.	17,830	1,414,632
	Sonic Automotive, Inc., Class A	2,836	180,171
*	Sonos, Inc.	12,142	208,478
*	Sportsman's Warehouse Holdings, Inc.	4,200	10,374
	Standard Motor Products, Inc.	3,764	139,757
	Starbucks Corp.	12,324	996,642
	Steven Madden Ltd.	9,277	314,583
*	Stitch Fix, Inc., Class A	19,988	83,750
*	Stoneridge, Inc.	5,645	38,442
	Strategic Education, Inc.	4,013	304,908
*	Strattec Security Corp.	437	26,814
*	Stride, Inc.	4,661	317,134
	Superior Group of Cos., Inc.	1,686	15,747
*	Sweetgreen, Inc., Class A	8,610	54,157
	Tandy Leather Factory, Inc.	2,345	7,152
	Tapestry, Inc.	37,120	4,076,518
*	Target Hospitality Corp.	7,359	56,591
*	Taylor Morrison Home Corp.	18,726	1,109,890
*	Tesla, Inc.	23,117	10,554,298
	Texas Roadhouse, Inc.	6,072	993,258
	Thor Industries, Inc.	5,889	614,517
*	Tile Shop Holdings, Inc.	8,472	53,035
	TJX Cos., Inc.	44,208	6,195,309
	Toll Brothers, Inc.	12,854	1,734,647
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	3,342	$1,411,928
*	Topgolf Callaway Brands Corp.	24,000	225,840
	Tractor Supply Co.	29,175	1,578,659
	Travel & Leisure Co.	5,347	335,685
*	Tri Pointe Homes, Inc.	11,219	357,325
*	Ulta Beauty, Inc.	4,698	2,442,396
*	Under Armour, Inc. (UA US), Class C	34,811	154,561
*	Under Armour, Inc. (UAA US), Class A	8,157	37,604
*	Unifi, Inc.	2,302	10,267
*	United Parks & Resorts, Inc.	4,351	210,588
*	Universal Electronics, Inc.	1,080	4,201
*	Universal Technical Institute, Inc.	8,514	253,036
	Upbound Group, Inc.	7,274	140,970
*	Urban Outfitters, Inc.	15,120	976,903
	Vail Resorts, Inc.	2,826	419,181
*	Valvoline, Inc.	14,742	486,633
	VF Corp.	29,285	411,161
*	Victoria's Secret & Co.	9,405	331,526
	Visteon Corp.	3,195	342,376
*	Warby Parker, Inc., Class A	10,839	212,336
*	Wayfair, Inc., Class A	7,421	768,148
	Wendy's Co.	24,810	211,877
	Weyco Group, Inc.	1,047	30,017
#	Whirlpool Corp.	4,878	349,411
	Williams-Sonoma, Inc.	12,758	2,479,390
#	Wingstop, Inc.	2,160	467,921
	Winmark Corp.	350	141,110
	Winnebago Industries, Inc.	3,180	119,918
	Wolverine World Wide, Inc.	7,848	178,150
#	Wyndham Hotels & Resorts, Inc.	9,750	715,943
*	YETI Holdings, Inc.	6,368	216,448
	Yum! Brands, Inc.	9,314	1,287,288
*	Zumiez, Inc.	1,507	32,627
TOTAL CONSUMER DISCRETIONARY			258,104,416
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	44,076	779,704
	Alico, Inc.	1,900	66,899
	Andersons, Inc.	5,770	267,209

8

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Archer-Daniels-Midland Co.	25,633	$1,551,565
	B&G Foods, Inc.	7,703	30,812
*	BellRing Brands, Inc.	13,094	394,522
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,661,848
	Bunge Global SA	12,980	1,227,908
	Calavo Growers, Inc.	2,336	51,883
	Cal-Maine Foods, Inc.	6,197	544,097
	Campbell's Co.	24,406	735,353
	Casey's General Stores, Inc.	3,887	1,994,769
*	Celsius Holdings, Inc.	4,062	244,654
#*	Central Garden & Pet Co. (CENT US)	1,889	57,936
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	297,484
*	Chefs' Warehouse, Inc.	4,355	256,945
	Clorox Co.	6,442	724,467
	Coca-Cola Co.	148,065	10,201,678
	Coca-Cola Consolidated, Inc.	9,510	1,239,914
*	Coffee Holding Co., Inc.	2,499	10,196
	Colgate-Palmolive Co.	25,452	1,961,077
	Conagra Brands, Inc.	25,544	439,101
	Costco Wholesale Corp.	13,699	12,485,954
*	Coty, Inc., Class A	70,778	280,989
*	Darling Ingredients, Inc.	13,380	428,829
	Dole PLC	9,230	117,590
	Dollar General Corp.	19,695	1,943,109
#*	Dollar Tree, Inc.	17,384	1,723,102
	Edgewell Personal Care Co.	3,658	70,929
*	elf Beauty, Inc.	1,825	222,905
	Energizer Holdings, Inc.	8,286	192,484
	Estee Lauder Cos., Inc., Class A	20,768	2,008,058
	Flowers Foods, Inc.	16,556	197,513
	Fresh Del Monte Produce, Inc.	6,820	241,087
*»	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	4,228	208,060
	General Mills, Inc.	24,155	1,125,865
*	Grocery Outlet Holding Corp.	13,378	182,075
*	Herbalife Ltd.	13,736	109,888
	Hershey Co.	8,941	1,516,662
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	HF Foods Group, Inc.	3,658	$7,901
*	Honest Co., Inc.	12,352	42,120
	Hormel Foods Corp.	28,867	623,239
	Ingles Markets, Inc., Class A	1,865	128,871
	Ingredion, Inc.	8,097	934,475
	Interparfums, Inc.	3,484	310,599
	J&J Snack Foods Corp.	1,527	129,261
	J.M. Smucker Co.	6,160	637,868
	John B Sanfilippo & Son, Inc.	985	61,838
	Kenvue, Inc.	93,452	1,342,905
	Keurig Dr. Pepper, Inc.	37,234	1,011,275
	Kimberly-Clark Corp.	19,918	2,384,384
	Kraft Heinz Co.	33,443	827,045
	Kroger Co.	79,338	5,048,277
*	Laird Superfood, Inc.	1,600	7,920
	Lamb Weston Holdings, Inc.	14,957	923,296
	Lifevantage Corp.	2,233	18,288
*	Lifeway Foods, Inc.	2,012	48,268
	Limoneira Co.	1,403	19,824
*	Mama's Creations, Inc.	3,339	35,360
*	Maplebear, Inc.	17,638	650,137
	Marzetti Co.	3,245	508,784
	McCormick & Co., Inc. (MKC US)	15,477	993,004
	McCormick & Co., Inc. (MKC/V US)	180	11,514
*	Medifast, Inc.	1,536	18,463
*	Mission Produce, Inc.	8,048	92,713
	Mondelez International, Inc., Class A	38,736	2,225,771
*	Monster Beverage Corp.	38,883	2,598,551
*	National Beverage Corp.	8,976	307,607
	Natural Grocers by Vitamin Cottage, Inc.	2,911	93,414
	Natural Health Trends Corp.	2,028	8,943
*	Nature's Sunshine Products, Inc.	1,300	17,524
	Nu Skin Enterprises, Inc., Class A	5,008	53,686
	Oil-Dri Corp. of America	1,754	97,154
	PepsiCo, Inc.	50,623	7,395,514
	Pilgrim's Pride Corp.	18,384	700,430

9

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	7,098	$737,695
	PriceSmart, Inc.	3,943	453,208
	Reynolds Consumer Products, Inc.	14,903	364,229
	Seaboard Corp.	86	289,818
*	Seneca Foods Corp. (SENEA US), Class A	1,000	107,835
*»	Seneca Foods Corp. (SENEB US), Class B	302	33,119
*	Simply Good Foods Co.	12,954	253,510
	Spectrum Brands Holdings, Inc.	3,764	202,804
*	Sprouts Farmers Market, Inc.	16,988	1,341,372
	Sysco Corp.	28,563	2,121,660
	Target Corp.	22,217	2,059,960
	Tootsie Roll Industries, Inc.	4,467	157,640
*	TreeHouse Foods, Inc.	4,447	80,935
	Tyson Foods, Inc., Class A	15,065	774,492
*	U.S. Foods Holding Corp.	31,803	2,309,534
*	United Natural Foods, Inc.	7,135	268,633
	United-Guardian, Inc.	2,622	18,800
*	USANA Health Sciences, Inc.	2,400	50,760
	Utz Brands, Inc.	5,589	58,852
	Village Super Market, Inc., Class A	770	24,155
*	Vita Coco Co., Inc.	7,460	307,203
*	Vital Farms, Inc.	4,758	156,300
	Walmart, Inc.	125,282	12,676,033
	WD-40 Co.	1,559	302,882
	Weis Markets, Inc.	3,173	200,978
*	Zevia PBC, Class A	6,596	15,567
TOTAL CONSUMER STAPLES			103,479,317
ENERGY — (1.8%)
	Archrock, Inc.	22,541	569,611
	Atlas Energy Solutions, Inc.	9,742	120,606
	Baker Hughes Co.	71,609	3,466,592
*	Bristow Group, Inc.	3,445	140,211
	Cactus, Inc., Class A	5,931	261,972
#*	Centrus Energy Corp., Class A	3,218	1,182,486
		Shares	Value†
ENERGY — (Continued)
	Cheniere Energy, Inc.	16,833	$3,568,596
*	Clean Energy Fuels Corp.	26,300	75,218
	Core Laboratories, Inc.	4,395	70,056
*	CVR Energy, Inc.	2,783	99,047
*	DMC Global, Inc.	2,624	21,149
	Energy Services of America Corp.	1,620	17,755
	Epsilon Energy Ltd.	14,303	68,654
	Evolution Petroleum Corp.	4,751	20,809
	Excelerate Energy, Inc., Class A	2,693	69,776
*	Expro Group Holdings NV	11,434	155,274
*	Forum Energy Technologies, Inc.	1,425	38,161
	FutureFuel Corp.	3,578	14,062
*	Green Plains, Inc.	4,083	41,973
*	Gulf Island Fabrication, Inc.	7,659	59,817
	Halliburton Co.	49,392	1,325,681
*	Helix Energy Solutions Group, Inc.	15,623	104,987
	Helmerich & Payne, Inc.	7,802	204,881
	HF Sinclair Corp.	23,706	1,223,230
*	Innovex International, Inc.	2,594	52,062
#	Kinetik Holdings, Inc.	829	31,925
	Kodiak Gas Services, Inc.	7,507	276,858
	Liberty Energy, Inc.	15,877	287,532
*	Mammoth Energy Services, Inc.	3,046	6,214
	Marathon Petroleum Corp.	14,554	2,836,720
#*	MIND Technology, Inc.	2,772	30,520
*	Nabors Industries Ltd.	580	28,142
	Natural Gas Services Group, Inc.	1,338	37,250
*	NCS Multistage Holdings, Inc.	17	624
#*	New Fortress Energy, Inc.	24,882	32,098
	Noble Corp. PLC	15,924	467,369
	Nordic American Tankers Ltd.	29,128	107,191
	NOV, Inc.	29,238	426,875
*	Oceaneering International, Inc.	22,527	524,654

10

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	8,483	$50,643
	ONEOK, Inc.	34,473	2,309,691
*	OPAL Fuels, Inc., Class A	5,068	12,214
*	Par Pacific Holdings, Inc.	6,515	260,470
	Patterson-UTI Energy, Inc.	6,487	40,673
	PBF Energy, Inc., Class A	14,385	491,535
	Phillips 66	20,283	2,761,328
*	ProFrac Holding Corp., Class A	2,646	14,474
*	ProPetro Holding Corp.	14,964	155,326
	Ranger Energy Services, Inc., Class A	700	9,618
*	REX American Resources Corp.	5,620	180,009
	RPC, Inc.	17,369	90,319
*	Seadrill Ltd.	5,730	180,839
	Select Water Solutions, Inc.	13,467	155,679
	SLB Ltd.	93,568	3,374,062
	Solaris Energy Infrastructure, Inc.	4,135	220,106
*	Stabilis Solutions, Inc.	600	2,994
*††	Strongbridge Biopharma	6,381	0
	Targa Resources Corp.	16,402	2,526,564
	TechnipFMC PLC	63,942	2,644,002
	Teekay Corp. Ltd.	10,932	105,166
	Teekay Tankers Ltd., Class A	4,751	289,811
*	TETRA Technologies, Inc.	20,544	145,041
	Texas Pacific Land Corp.	1,946	1,835,817
*	Transocean Ltd.	88,233	338,815
*	Valaris Ltd.	5,821	326,674
	Valero Energy Corp.	17,983	3,049,197
	Viper Energy, Inc., Class A	3,884	145,883
	Weatherford International PLC	7,814	575,814
	Western Midstream Partners LP	1,467	54,955
	World Kinect Corp.	7,079	182,992
TOTAL ENERGY			40,597,349
		Shares	Value†
FINANCIALS — (17.6%)
	1st Source Corp.	3,311	$196,806
*	Acacia Research Corp.	3,887	13,488
	Acadian Asset Management, Inc.	5,920	284,752
	ACNB Corp.	719	32,484
	Affiliated Managers Group, Inc.	3,643	866,888
	Affinity Bancshares, Inc.	836	15,859
*	Affirm Holdings, Inc.	12,631	907,916
	Aflac, Inc.	25,498	2,733,131
	Alerus Financial Corp.	296	6,252
	Allstate Corp.	12,199	2,336,352
	Ally Financial, Inc.	35,484	1,382,811
	Amalgamated Financial Corp.	4,607	125,587
*	Ambac Financial Group, Inc.	6,317	51,863
	Amerant Bancorp, Inc.	4,494	75,364
	American Coastal Insurance Corp.	2,127	25,184
	American Express Co.	24,847	8,963,058
	American Financial Group, Inc.	9,291	1,223,439
	American International Group, Inc.	31,687	2,502,005
	Ameriprise Financial, Inc.	7,848	3,553,339
	Ameris Bancorp	8,793	629,755
	AMERISAFE, Inc.	2,201	88,216
	AmeriServ Financial, Inc.	300	915
	Ames National Corp.	629	13,121
	Aon PLC, Class A	8,670	2,953,696
	Apollo Global Management, Inc.	16,757	2,083,063
	Arch Capital Group Ltd.	21,896	1,889,844
	ARES Management Corp., Class A	3,884	577,590
	Arrow Financial Corp.	2,582	72,012
	Arthur J Gallagher & Co.	4,167	1,039,625
	Artisan Partners Asset Management, Inc., Class A	8,713	380,410
	Associated Banc-Corp.	20,501	507,810
	Assurant, Inc.	5,558	1,176,740

11

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	7,136	$575,019
	Atlantic Union Bankshares Corp.	18,271	594,173
*	Atlanticus Holdings Corp.	1,700	93,687
	Auburn National BanCorp, Inc.	506	13,126
	Axis Capital Holdings Ltd.	11,507	1,077,746
*	Axos Financial, Inc.	7,410	577,832
*	Baldwin Insurance Group, Inc.	6,123	135,318
	Banc of California, Inc.	20,030	339,909
	BancFirst Corp.	5,329	580,115
*	Bancorp, Inc.	5,906	386,075
	Bank First Corp.	403	49,214
	Bank of America Corp.	191,203	10,219,800
	Bank of Hawaii Corp.	5,099	331,078
	Bank of Marin Bancorp	927	23,870
	Bank of New York Mellon Corp.	36,454	3,934,480
	Bank of NT Butterfield & Son Ltd.	5,813	268,909
	Bank of the James Financial Group, Inc.	1,236	20,950
	Bank OZK	14,543	654,290
	Bank7 Corp.	727	30,178
	BankFinancial Corp.	2,924	32,310
	BankUnited, Inc.	8,806	352,944
	Bankwell Financial Group, Inc.	700	30,345
	Banner Corp.	4,434	267,769
	Bar Harbor Bankshares	1,390	40,769
	BayCom Corp.	742	20,227
	BCB Bancorp, Inc.	1,023	8,123
	Beacon Financial Corp.	10,405	253,258
	BGC Group, Inc., Class A	46,427	424,343
	Blackrock, Inc.	3,599	3,897,033
	Blackstone, Inc.	11,010	1,614,506
*	Block, Inc.	19,424	1,475,059
*	Blue Foundry Bancorp	2,607	21,482
*	Blue Ridge Bankshares, Inc.	549	2,460
	BOK Financial Corp.	8,156	852,954
		Shares	Value†
FINANCIALS — (Continued)
	Bread Financial Holdings, Inc.	7,310	$457,971
*	Bridgewater Bancshares, Inc.	3,552	58,466
*	Brighthouse Financial, Inc.	9,622	549,128
	Brown & Brown, Inc.	13,262	1,057,512
	Burke & Herbert Financial Services Corp.	812	47,794
	Business First Bancshares, Inc.	3,511	86,090
*	BV Financial, Inc.	732	11,932
	Byline Bancorp, Inc.	5,176	138,406
	C&F Financial Corp.	500	34,205
	Cadence Bank	25,145	948,972
*	California BanCorp	1,165	21,541
	Camden National Corp.	2,170	82,785
	Capital Bancorp, Inc.	758	21,069
	Capital City Bank Group, Inc.	2,300	89,470
	Capital One Financial Corp.	33,071	7,275,289
	Capitol Federal Financial, Inc.	17,901	108,122
	Carlyle Group, Inc.	29,172	1,555,451
*	Carter Bankshares, Inc.	2,267	38,720
	Cass Information Systems, Inc.	1,795	70,956
	Cathay General Bancorp	8,858	402,596
	CB Financial Services, Inc.	824	26,673
	Cboe Global Markets, Inc.	5,617	1,379,760
	Central Pacific Financial Corp.	3,460	98,645
	CF Bankshares, Inc.	840	19,488
	Charles Schwab Corp.	46,611	4,405,672
	Chemung Financial Corp.	400	20,268
	ChoiceOne Financial Services, Inc.	447	12,802
	Chubb Ltd.	11,212	3,105,051
	Cincinnati Financial Corp.	8,825	1,364,257
	Citigroup, Inc.	51,458	5,209,093
	Citizens & Northern Corp.	1,891	36,610
	Citizens Community Bancorp, Inc.	816	12,770

12

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	28,951	$1,472,737
	City Holding Co.	1,859	219,139
	Civista Bancshares, Inc.	1,100	23,683
	CME Group, Inc.	6,383	1,694,623
	CNB Financial Corp.	3,605	88,683
	CNO Financial Group, Inc.	8,350	334,167
*	Coastal Financial Corp.	1,994	212,361
	Cohen & Steers, Inc.	6,236	426,043
*	Coinbase Global, Inc., Class A	12,989	4,465,358
	Colony Bankcorp, Inc.	790	12,632
	Columbia Banking System, Inc.	13,041	349,499
*	Columbia Financial, Inc.	13,617	200,851
	Comerica, Inc.	9,560	731,340
	Commerce Bancshares, Inc.	15,543	818,028
	Community Financial System, Inc.	6,561	364,004
	Community Trust Bancorp, Inc.	2,870	146,930
	Community West Bancshares	1,784	37,785
	ConnectOne Bancorp, Inc.	5,520	132,811
*	Consumer Portfolio Services, Inc.	4,008	33,667
	Corebridge Financial, Inc.	57,851	1,883,629
*	Corpay, Inc.	8,774	2,284,311
	Crawford & Co. (CRD/A US), Class A	2,549	27,606
	Crawford & Co. (CRD/B US), Class B	3,450	34,638
*	Credit Acceptance Corp.	1,441	644,617
	Cullen/Frost Bankers, Inc.	7,488	922,072
*	Customers Bancorp, Inc.	4,333	290,831
	CVB Financial Corp.	18,397	337,953
*	Dave, Inc.	1,716	410,673
	Diamond Hill Investment Group, Inc.	340	43,639
		Shares	Value†
FINANCIALS — (Continued)
	DigitalBridge Group, Inc.	15,432	$182,561
	Dime Community Bancshares, Inc.	5,618	147,472
	Donegal Group, Inc. (DGICA US), Class A	5,426	101,737
*	Donnelley Financial Solutions, Inc.	3,525	161,974
	Eagle Bancorp Montana, Inc.	700	11,361
	Eagle Bancorp, Inc.	4,278	71,656
	East West Bancorp, Inc.	12,958	1,316,533
	Eastern Bankshares, Inc.	26,122	457,919
*	eHealth, Inc.	1,615	8,382
	Employers Holdings, Inc.	4,714	179,745
	Enact Holdings, Inc.	7,302	260,827
*	Encore Capital Group, Inc.	3,038	126,320
*	Enova International, Inc.	5,833	697,452
	Enterprise Financial Services Corp.	4,742	248,339
	Equitable Holdings, Inc.	46,606	2,302,336
	Equity Bancshares, Inc., Class A	2,425	98,237
	Erie Indemnity Co., Class A	3,142	919,475
	Esquire Financial Holdings, Inc.	913	85,639
	Essent Group Ltd.	16,067	973,178
*	Euronet Worldwide, Inc.	3,667	278,179
	Evercore, Inc., Class A	2,909	856,875
	Everest Group Ltd.	3,277	1,030,682
	EVERTEC, Inc.	11,376	323,875
*	EZCORP, Inc., Class A	8,301	151,493
	F&G Annuities & Life, Inc.	5,197	154,091
	FactSet Research Systems, Inc.	2,630	701,684
	Farmers & Merchants Bancorp, Inc.	978	23,374
	Farmers National Banc Corp.	4,026	52,257
	FB Financial Corp.	8,390	453,144

13

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,334	$211,626
	Federated Hermes, Inc.	10,140	491,587
	Fidelis Insurance Holdings Ltd.	10,741	193,123
	Fidelity D&D Bancorp, Inc.	535	23,369
	Fidelity National Financial, Inc.	22,945	1,267,482
	Fidelity National Information Services, Inc.	33,627	2,102,360
	Fifth Third Bancorp	41,462	1,725,648
	Financial Institutions, Inc.	2,921	83,044
	Finward Bancorp	365	12,830
*	Finwise Bancorp	1,129	21,665
	First American Financial Corp.	12,730	795,752
	First BanCorp	36,242	706,357
	First Bancorp, Inc.	1,481	36,714
	First Bancorp/Southern Pines NC	7,528	365,409
	First Bank	916	14,308
	First Busey Corp.	10,391	232,343
	First Business Financial Services, Inc.	989	50,053
	First Capital, Inc.	510	21,955
	First Citizens BancShares, Inc., Class A	931	1,698,907
	First Commonwealth Financial Corp.	13,402	204,917
	First Community Bankshares, Inc.	3,590	116,101
	First Community Corp.	986	26,435
	First Financial Bancorp	23,949	560,646
	First Financial Bankshares, Inc.	14,409	445,094
	First Financial Corp.	1,520	81,046
*»	First Financial Northwest, Inc.	720	864
*	First Foundation, Inc.	10,900	59,296
	First Hawaiian, Inc.	15,406	377,909
	First Horizon Corp.	69,521	1,484,969
	First Internet Bancorp	637	11,300
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	10,871	$339,719
	First Merchants Corp.	7,402	262,623
	First Mid Bancshares, Inc.	2,802	100,115
	First National Corp.	673	15,156
	First Savings Financial Group, Inc.	516	15,274
	First U.S. Bancshares, Inc.	1,038	13,359
	First United Corp.	1,505	51,968
*	First Western Financial, Inc.	1,204	27,800
	FirstCash Holdings, Inc.	5,688	901,548
*	Firstsun Capital Bancorp	599	20,390
*	Fiserv, Inc.	30,278	2,019,240
	Five Star Bancorp	1,778	63,137
	Flagstar Bank NA	48,365	552,328
	Flushing Financial Corp.	5,263	71,945
*	Flywire Corp.	15,800	210,456
	FNB Corp.	64,949	1,020,998
	Franklin Financial Services Corp.	385	17,440
	Franklin Resources, Inc.	28,398	642,079
	FS Bancorp, Inc.	850	32,886
	Fulton Financial Corp.	21,837	379,309
	FVCBankcorp, Inc.	1,089	13,308
	GCM Grosvenor, Inc., Class A	2,754	31,699
*	Genworth Financial, Inc.	52,275	441,201
	German American Bancorp, Inc.	5,088	196,092
	Glacier Bancorp, Inc.	14,720	601,312
*	Glen Burnie Bancorp	1,200	5,568
	Global Payments, Inc.	16,903	1,314,377
	Globe Life, Inc.	8,651	1,137,693
	Goldman Sachs Group, Inc.	10,045	7,929,222
	Goosehead Insurance, Inc., Class A	1,451	99,640
	Great Southern Bancorp, Inc.	2,505	139,528
*	Green Dot Corp., Class A	5,362	62,253
	Greene County Bancorp, Inc.	1,200	26,340
*	Greenlight Capital Re Ltd., Class A	3,313	40,154

14

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	4,429	$504,729
	Hancock Whitney Corp.	12,778	729,752
	Hanmi Financial Corp.	3,863	101,983
	Hanover Bancorp, Inc.	118	2,444
	Hanover Insurance Group, Inc.	4,586	783,656
	HarborOne Bancorp, Inc.	5,533	66,949
	Hartford Insurance Group, Inc.	30,878	3,834,430
	Hawthorn Bancshares, Inc.	933	28,186
	HBT Financial, Inc.	2,197	53,585
	HCI Group, Inc.	1,385	282,554
	Heritage Commerce Corp.	6,696	69,638
	Heritage Financial Corp.	3,262	72,384
*	Heritage Insurance Holdings, Inc.	1,200	28,356
	Hilltop Holdings, Inc.	8,077	260,887
#	Hingham Institution For Savings	290	85,335
*	Hippo Holdings, Inc.	2,763	101,623
	Home Bancorp, Inc.	1,154	61,335
	Home BancShares, Inc.	25,266	674,855
	Home Federal Bancorp, Inc. of Louisiana	208	3,395
	HomeTrust Bancshares, Inc.	2,244	88,212
	Hope Bancorp, Inc.	10,093	105,876
	Horace Mann Educators Corp.	5,218	233,297
	Horizon Bancorp, Inc.	6,336	98,842
	Houlihan Lokey, Inc.	4,763	852,958
	Huntington Bancshares, Inc.	127,050	1,961,652
	IF Bancorp, Inc.	515	13,254
	Independent Bank Corp. (IBCP US)	4,359	131,729
	Independent Bank Corp. (INDB US)	4,715	317,272
	Interactive Brokers Group, Inc., Class A	3,308	232,751
	Intercontinental Exchange, Inc.	18,061	2,642,144
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	7,969	$528,982
*	International Money Express, Inc.	2,646	39,399
	Invesco Ltd.	51,904	1,230,125
	Investar Holding Corp.	909	21,598
	Investors Title Co.	166	42,926
	Jack Henry & Associates, Inc.	5,036	750,062
	Jackson Financial, Inc., Class A	9,942	1,002,253
	James River Group Holdings Ltd.	7,500	38,250
	Janus Henderson Group PLC	19,997	871,069
	Jefferies Financial Group, Inc.	24,349	1,286,358
	JPMorgan Chase & Co.	96,524	30,030,547
	Kearny Financial Corp.	8,353	53,376
	Kemper Corp.	8,249	371,122
*	Kentucky First Federal Bancorp	682	2,735
	KeyCorp	73,384	1,290,825
	Kingstone Cos., Inc.	1,813	26,434
	Kinsale Capital Group, Inc.	2,147	857,662
	KKR & Co., Inc.	15,755	1,864,289
	Lake Shore Bancorp, Inc.	230	3,179
	Lakeland Financial Corp.	4,557	259,977
	Landmark Bancorp, Inc.	728	18,702
	Lazard, Inc.	14,187	692,326
	LCNB Corp.	700	10,752
*	Lemonade, Inc.	1,049	63,024
*	LendingClub Corp.	13,416	233,304
*	LendingTree, Inc.	1,874	119,936
	Lincoln National Corp.	22,788	957,096
	LINKBANCORP, Inc.	1,774	12,471
	Live Oak Bancshares, Inc.	4,756	148,102
	Loews Corp.	16,661	1,658,769
	LPL Financial Holdings, Inc.	7,451	2,811,337
	M&T Bank Corp.	9,279	1,706,130
	Magyar Bancorp, Inc.	1,027	17,716
	MainStreet Bancshares, Inc.	550	10,202
*	Markel Group, Inc.	1,088	2,148,289

15

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MarketAxess Holdings, Inc.	1,931	$309,076
*	Marqeta, Inc., Class A	55,375	250,849
	Marsh & McLennan Cos., Inc.	13,178	2,347,661
	Mastercard, Inc., Class A	28,039	15,477,248
*	Mechanics Bancorp, Class A	439	5,878
	Mercantile Bank Corp.	2,301	100,899
	Merchants Bancorp	5,547	173,011
	Mercury General Corp.	7,101	548,907
	Meridian Corp.	2,200	31,438
	MetLife, Inc.	40,601	3,240,772
	Metrocity Bankshares, Inc.	2,733	69,992
	Metropolitan Bank Holding Corp.	1,337	88,603
	MGIC Investment Corp.	34,361	942,179
	Mid Penn Bancorp, Inc.	1,448	41,196
	Middlefield Banc Corp.	507	16,528
	Midland States Bancorp, Inc.	3,115	45,604
	MidWestOne Financial Group, Inc.	2,900	107,271
	Moelis & Co., Class A	8,216	520,319
	Moody's Corp.	4,589	2,204,097
	Morgan Stanley	39,147	6,420,108
	Morningstar, Inc.	3,451	732,647
	MSCI, Inc.	2,218	1,305,404
	MVB Financial Corp.	1,500	38,370
	Nasdaq, Inc.	26,124	2,233,341
	National Bank Holdings Corp., Class A	4,848	172,880
	National Bankshares, Inc.	518	14,830
	Navient Corp.	17,038	208,375
	NBT Bancorp, Inc.	7,601	307,612
*	NCR Atleos Corp.	9,434	348,115
	Nelnet, Inc., Class A	3,729	481,227
*	NerdWallet, Inc., Class A	9,214	107,527
*	NI Holdings, Inc.	1,752	23,126
	Nicolet Bankshares, Inc.	1,905	225,057
*	NMI Holdings, Inc.	9,946	362,333
	Northeast Bank	1,293	111,560
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Community Bancorp, Inc.	1,235	$24,255
	Northern Trust Corp.	16,431	2,114,177
	Northfield Bancorp, Inc.	6,755	69,036
	Northrim BanCorp, Inc.	3,600	79,128
	Northwest Bancshares, Inc.	21,654	253,568
	Norwood Financial Corp.	216	5,748
	Oak Valley Bancorp	1,680	45,830
	OceanFirst Financial Corp.	7,357	133,750
	OFG Bancorp	5,708	220,671
	Ohio Valley Banc Corp.	237	8,295
*	Old Market Capital Corp.	801	4,325
	Old National Bancorp	45,606	931,731
	Old Republic International Corp.	31,855	1,256,998
	Old Second Bancorp, Inc.	5,387	96,697
	OneMain Holdings, Inc.	17,435	1,031,978
*	Onity Group, Inc.	1,033	38,706
	OP Bancorp	1,874	25,018
*	Open Lending Corp.	11,552	21,949
*	Oportun Financial Corp.	5,989	31,921
	Oppenheimer Holdings, Inc., Class A	1,336	93,199
*	OptimumBank Holdings, Inc.	2,800	11,452
	Orange County Bancorp, Inc.	434	10,611
	Origin Bancorp, Inc.	3,487	120,859
	Orrstown Financial Services, Inc.	1,462	48,655
*	Oscar Health, Inc., Class A	11,576	208,368
*	Palomar Holdings, Inc.	2,862	326,297
	Park National Corp.	2,177	331,318
	Parke Bancorp, Inc.	944	20,400
	Pathward Financial, Inc.	2,920	198,735
*	Paymentus Holdings, Inc., Class A	4,088	116,917
*	Payoneer Global, Inc.	33,740	195,355
*	PayPal Holdings, Inc.	45,225	3,132,736
*	PB Bankshares, Inc.	100	1,984

16

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PCB Bancorp	783	$16,498
	Peapack-Gladstone Financial Corp.	2,762	69,879
	PennyMac Financial Services, Inc.	6,630	834,120
	Peoples Bancorp of North Carolina, Inc.	800	23,544
	Peoples Bancorp, Inc.	5,619	160,703
	Peoples Financial Services Corp.	400	17,816
	Perella Weinberg Partners	6,887	128,649
	Pinnacle Financial Partners, Inc.	9,208	784,614
*	Pioneer Bancorp, Inc.	1,077	14,152
	Piper Sandler Cos.	1,890	603,401
	PJT Partners, Inc., Class A	1,247	200,904
	Plumas Bancorp	618	25,363
	PNC Financial Services Group, Inc.	18,136	3,310,727
*	Ponce Financial Group, Inc.	1,534	21,645
	Popular, Inc.	8,665	965,888
*	PRA Group, Inc.	4,169	57,157
	Preferred Bank	1,717	154,959
	Primerica, Inc.	4,299	1,117,181
	Primis Financial Corp.	1,500	16,327
	Princeton Bancorp, Inc.	613	19,052
	Principal Financial Group, Inc.	21,023	1,766,773
*	Priority Technology Holdings, Inc.	4,823	33,568
*	ProAssurance Corp.	8,341	199,767
	PROG Holdings, Inc.	5,070	146,675
	Progressive Corp.	16,268	3,351,208
	Prosperity Bancshares, Inc.	8,517	560,589
*	Provident Bancorp, Inc.	1,022	13,030
	Provident Financial Holdings, Inc.	1,300	20,306
	Provident Financial Services, Inc.	12,649	231,350
	Prudential Financial, Inc.	17,208	1,789,632
	QCR Holdings, Inc.	2,992	222,575
	Radian Group, Inc.	20,031	679,852
	Raymond James Financial, Inc.	13,610	2,159,499
	RBB Bancorp	2,116	39,421
		Shares	Value†
FINANCIALS — (Continued)
	Red River Bancshares, Inc.	800	$52,848
	Regional Management Corp.	1,515	59,615
	Regions Financial Corp.	69,693	1,686,571
	Reinsurance Group of America, Inc.	5,970	1,089,286
*	Remitly Global, Inc.	21,738	348,677
	RenaissanceRe Holdings Ltd.	5,264	1,337,530
	Renasant Corp.	12,273	412,741
*	Repay Holdings Corp.	7,678	32,939
	Republic Bancorp, Inc., Class A	3,438	226,564
*	Rhinebeck Bancorp, Inc.	1,100	10,989
	Richmond Mutual BanCorp, Inc.	807	10,757
	Riverview Bancorp, Inc.	100	518
	RLI Corp.	9,811	578,457
*	Robinhood Markets, Inc., Class A	45,283	6,646,639
	Rocket Cos., Inc., Class A	158,231	2,636,128
*	Root, Inc., Class A	1,080	86,962
	S&P Global, Inc.	5,091	2,480,386
	S&T Bancorp, Inc.	4,948	181,295
	Safety Insurance Group, Inc.	2,030	139,522
	SB Financial Group, Inc.	1,000	19,560
	Seacoast Banking Corp. of Florida	10,594	320,998
*	Security National Financial Corp., Class A	3,788	30,190
	SEI Investments Co.	14,347	1,156,512
	Selective Insurance Group, Inc.	7,802	587,803
*	Selectquote, Inc.	2,672	5,558
	ServisFirst Bancshares, Inc.	7,036	494,420
*	Sezzle, Inc.	2,953	193,569
*	Shift4 Payments, Inc., Class A	1,454	100,471
	Shore Bancshares, Inc.	2,792	43,583
	Sierra Bancorp	1,944	55,948
	Silvercrest Asset Management Group, Inc., Class A	800	11,312

17

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	18,551	$322,416
*	SiriusPoint Ltd.	8,371	152,352
*	Skyward Specialty Insurance Group, Inc.	3,270	149,079
	SLM Corp.	34,512	926,647
	SmartFinancial, Inc.	1,389	48,573
#*	SoFi Technologies, Inc.	65,071	1,931,307
	Sound Financial Bancorp, Inc.	600	26,784
	South Plains Financial, Inc.	1,322	48,253
*	Southern First Bancshares, Inc.	700	30,688
	Southern Missouri Bancorp, Inc.	1,213	63,610
	Southside Bancshares, Inc.	4,845	136,241
	Southstate Bank Corp.	11,888	1,053,871
	SR Bancorp, Inc.	874	12,865
	State Street Corp.	17,636	2,039,780
	Stellar Bancorp, Inc.	4,848	142,677
	Stewart Information Services Corp.	3,590	245,089
	Stifel Financial Corp.	8,733	1,034,249
	Stock Yards Bancorp, Inc.	3,713	241,419
*	StoneX Group, Inc.	7,800	716,976
	Summit State Bank	3,500	38,395
	SWK Holdings Corp.	730	11,819
	Synchrony Financial	34,918	2,597,201
	Synovus Financial Corp.	21,201	946,413
	T. Rowe Price Group, Inc.	20,365	2,088,023
*	Texas Capital Bancshares, Inc.	5,866	491,805
	TFS Financial Corp.	18,591	247,260
*	Third Coast Bancshares, Inc.	582	21,388
	Timberland Bancorp, Inc.	500	16,060
	Tiptree, Inc.	5,339	94,554
*	Toast, Inc., Class A	12,232	442,064
	Tompkins Financial Corp.	2,047	129,903
	Towne Bank	10,152	330,041
	Tradeweb Markets, Inc., Class A	8,199	864,093
	Travelers Cos., Inc.	21,083	5,663,315
		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	4,791	$211,906
*	Triumph Financial, Inc.	3,047	165,940
	Truist Financial Corp.	48,126	2,147,863
*	Trupanion, Inc.	4,699	187,913
	TrustCo Bank Corp.	2,732	103,024
	Trustmark Corp.	7,843	291,916
	U.S. Bancorp	58,066	2,710,521
	U.S. Global Investors, Inc., Class A	4,324	10,767
	UMB Financial Corp.	9,735	1,040,477
	United Bancorp, Inc.	685	8,973
	United Bancshares, Inc.	436	15,286
	United Bankshares, Inc.	32,272	1,155,015
	United Community Banks, Inc.	13,874	405,121
	United Fire Group, Inc.	3,269	98,822
	United Security Bancshares	402	3,684
	Unity Bancorp, Inc.	471	21,388
	Universal Insurance Holdings, Inc.	3,631	111,907
	Univest Financial Corp.	7,001	205,549
	Unum Group	27,292	2,003,779
	USCB Financial Holdings, Inc.	1,231	21,247
	Valley National Bancorp	65,143	708,104
	Value Line, Inc.	213	7,809
*	Velocity Financial, Inc.	3,071	57,182
	Victory Capital Holdings, Inc., Class A	6,090	379,224
	Virtu Financial, Inc., Class A	10,843	377,770
	Virtus Investment Partners, Inc.	1,082	176,171
	Visa, Inc., Class A	55,282	18,836,789
	Voya Financial, Inc.	12,824	954,875
	W.R. Berkley Corp.	17,455	1,245,240
	WaFd, Inc.	10,102	293,261
	Walker & Dunlop, Inc.	4,368	349,091
	Washington Trust Bancorp, Inc.	3,552	96,756
	Waterstone Financial, Inc.	2,602	39,811
	Webster Financial Corp.	19,343	1,103,325
	Wells Fargo & Co.	99,238	8,630,729

18

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	12,400	$373,240
	West BanCorp, Inc.	1,799	38,265
	Westamerica BanCorp	4,017	191,410
	Western Alliance Bancorp	9,644	745,963
	Western New England Bancorp, Inc.	3,241	36,850
#	Western Union Co.	28,723	267,986
*	WEX, Inc.	3,657	533,483
	White Mountains Insurance Group Ltd.	520	990,371
	Willis Towers Watson PLC	6,568	2,056,441
	Wintrust Financial Corp.	8,584	1,116,092
	WisdomTree, Inc.	21,666	259,125
*	World Acceptance Corp.	699	89,102
	WSFS Financial Corp.	9,060	471,935
	Zions Bancorp NA	17,665	920,523
TOTAL FINANCIALS			390,693,160
HEALTH CARE — (4.5%)
††	89bio, Inc.	14,791	5,029
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	7,844	168,646
*	ACADIA Pharmaceuticals, Inc.	18,802	426,805
*	AdaptHealth Corp.	14,192	127,586
*	Addus HomeCare Corp.	2,360	275,860
*	ADMA Biologics, Inc.	29,175	451,629
*	Akero Therapeutics, Inc.	1,894	102,655
††	Albireo Pharma, Inc.	2,691	17,169
*	Align Technology, Inc.	3,993	550,555
*	Alkermes PLC	17,551	538,816
*	American Shared Hospital Services	2,300	5,198
*	American Well Corp., Class A	4,900	25,578
*	AMN Healthcare Services, Inc.	4,567	89,924
*	AngioDynamics, Inc.	4,532	54,520
*	Anika Therapeutics, Inc.	2,097	20,446
*	Arcturus Therapeutics Holdings, Inc.	2,131	21,246
		Shares	Value†
HEALTH CARE — (Continued)
*	Arcus Biosciences, Inc.	8,959	$176,671
*	Artivion, Inc.	5,041	228,710
*	Arvinas, Inc.	8,559	86,788
*	Astrana Health, Inc.	4,906	153,116
*	Atea Pharmaceuticals, Inc.	5,020	16,315
*	AtriCure, Inc.	4,026	139,098
*	Aura Biosciences, Inc.	2,600	15,938
*	Avanos Medical, Inc.	5,968	66,304
*	Avantor, Inc.	46,017	543,921
*	Avidity Biosciences, Inc.	708	49,454
*	Axogen, Inc.	3,119	69,304
*	Azenta, Inc.	5,399	163,050
	Baxter International, Inc.	27,119	500,888
*	Beam Therapeutics, Inc.	10,492	262,405
*	BioLife Solutions, Inc.	5,118	142,639
*	Biote Corp., Class A	2,427	6,965
*	Bioventus, Inc., Class A	5,490	35,960
*	Boston Scientific Corp.	36,105	3,636,496
*	BrightSpring Health Services, Inc.	15,023	496,510
*	Brookdale Senior Living, Inc.	25,373	235,208
	Bruker Corp.	14,778	575,455
*	Cadrenal Therapeutics, Inc.	711	9,716
	Cardinal Health, Inc.	11,318	2,159,135
*	CareDx, Inc.	6,401	96,015
*	Caribou Biosciences, Inc.	20,000	48,400
*	Castle Biosciences, Inc.	4,119	105,035
*	Catalyst Pharmaceuticals, Inc.	12,779	271,809
	Cencora, Inc.	11,666	3,940,891
*	Centene Corp.	17,446	617,065
*	Certara, Inc.	21,483	249,847
*	Champions Oncology, Inc.	2,279	15,566
	Chemed Corp.	1,762	759,951
*††	Chinook Therapeutics, Inc.	7,288	0
	Cigna Group	7,178	1,754,375
#*	Clover Health Investments Corp.	19,496	68,821

19

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Collegium Pharmaceutical, Inc.	5,115	$184,140
	Concentra Group Holdings Parent, Inc.	16,920	337,046
	CONMED Corp.	3,021	132,924
*	CorVel Corp.	6,074	449,172
*	Crinetics Pharmaceuticals, Inc.	2,063	89,741
#*	CRISPR Therapeutics AG	9,846	630,046
*	Cross Country Healthcare, Inc.	7,273	89,167
*	CryoPort, Inc.	6,500	60,060
*	Cullinan Therapeutics, Inc.	6,890	59,667
*	Cumberland Pharmaceuticals, Inc.	331	990
	CVS Health Corp.	30,517	2,384,904
*	Cytek Biosciences, Inc.	11,152	43,493
*	CytomX Therapeutics, Inc.	7,723	27,571
*	DaVita, Inc.	13,037	1,551,664
*	Day One Biopharmaceuticals, Inc.	10,188	75,799
*	Definitive Healthcare Corp.	14,300	39,611
*	Denali Therapeutics, Inc.	11,472	186,764
	Dentsply Sirona, Inc.	1,000	12,610
*	Dexcom, Inc.	18,662	1,086,502
*	Dianthus Therapeutics, Inc.	2,388	83,532
*	Disc Medicine, Inc.	1,425	122,864
*	Doximity, Inc., Class A	8,334	550,044
*	Dynavax Technologies Corp.	12,642	129,707
*	Edgewise Therapeutics, Inc.	8,157	149,110
*	Edwards Lifesciences Corp.	15,591	1,285,478
*	Elanco Animal Health, Inc.	61,496	1,362,136
*	Electromed, Inc.	895	21,534
	Elevance Health, Inc.	7,087	2,247,996
	Embecta Corp.	4,974	66,353
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	4,000	$49,920
	Encompass Health Corp.	13,306	1,514,888
*	Enhabit, Inc.	10,645	86,544
*	Enovis Corp.	5,370	167,759
	Ensign Group, Inc.	6,165	1,110,316
*	Entrada Therapeutics, Inc.	343	2,384
*	Envista Holdings Corp.	13,762	280,057
*	Evolent Health, Inc., Class A	14,475	96,548
*	Exact Sciences Corp.	10,240	662,426
*	Exelixis, Inc.	32,705	1,264,702
*	EyePoint Pharmaceuticals, Inc.	6,118	80,085
*	FONAR Corp.	1,392	20,936
*	Forte Biosciences, Inc.	1,859	24,055
*	Fortrea Holdings, Inc.	6,933	72,519
*	Fulcrum Therapeutics, Inc.	8,094	70,823
*	Fulgent Genetics, Inc.	3,912	87,824
*	Globus Medical, Inc., Class A	12,178	735,429
*	GoodRx Holdings, Inc., Class A	9,207	31,028
*	Haemonetics Corp.	4,379	218,994
*	Halozyme Therapeutics, Inc.	13,388	872,764
*	Harmony Biosciences Holdings, Inc.	6,619	189,105
*	Harrow, Inc.	417	15,750
*	HealthEquity, Inc.	8,724	825,116
	HealthStream, Inc.	3,370	82,902
*	Henry Schein, Inc.	16,111	1,018,215
††	HilleVax, Inc.	5,343	748
#*	Hims & Hers Health, Inc.	13,953	634,303
*	Hologic, Inc.	15,794	1,167,335
	Humana, Inc.	6,304	1,753,710
*	ICON PLC	3,748	643,981
*	ICU Medical, Inc.	1,937	232,614
*	Ideaya Biosciences, Inc.	888	28,292
*	IDEXX Laboratories, Inc.	4,815	3,031,091
*	ImmuCell Corp.	2,105	13,051
*	Immunovant, Inc.	477	11,772
*	Incyte Corp.	14,897	1,392,572
*	InfuSystem Holdings, Inc.	3,700	38,332

20

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Innoviva, Inc.	8,080	$147,056
*	Inogen, Inc.	4,900	40,376
*	Insmed, Inc.	1,929	365,738
*	Inspire Medical Systems, Inc.	2,250	162,180
*	Instil Bio, Inc.	806	14,218
*	Insulet Corp.	3,775	1,181,613
*	Integer Holdings Corp.	4,492	290,048
*	Integra LifeSciences Holdings Corp.	5,295	63,593
*	Intellia Therapeutics, Inc.	11,720	147,906
*	Intuitive Surgical, Inc.	2,338	1,249,147
*	Iovance Biotherapeutics, Inc.	26,559	52,321
*	IQVIA Holdings, Inc.	12,229	2,647,089
	iRadimed Corp.	1,040	79,882
*††	iTeos Therapeutics, Inc.	3,190	0
*	Jasper Therapeutics, Inc.	820	1,870
*	Kewaunee Scientific Corp.	263	10,999
*	Kiniksa Pharmaceuticals International PLC	5,011	185,457
*	Kodiak Sciences, Inc.	5,861	106,231
*	Krystal Biotech, Inc.	3,235	638,945
*	Kura Oncology, Inc.	2,487	25,541
*	Kymera Therapeutics, Inc.	5,149	318,414
	Labcorp Holdings, Inc.	6,516	1,654,803
*	Lantern Pharma, Inc.	10,400	41,704
*	Lantheus Holdings, Inc.	9,250	533,633
	LeMaitre Vascular, Inc.	2,443	211,588
*	LENZ Therapeutics, Inc.	3,420	101,642
*	Lexeo Therapeutics, Inc.	8,023	80,310
*	LifeStance Health Group, Inc.	30,622	150,048
*	Ligand Pharmaceuticals, Inc.	2,094	400,603
*	Lipocine, Inc.	2,730	7,398
*	Lisata Therapeutics, Inc.	2,185	6,096
*	LivaNova PLC	6,394	336,516
*	MannKind Corp.	22,327	124,808
		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	2,445	$1,430,105
	Medtronic PLC	25,470	2,310,129
*	Merit Medical Systems, Inc.	7,573	662,940
	Mesa Laboratories, Inc.	700	50,323
*	Mettler-Toledo International, Inc.	695	984,322
*	Molina Healthcare, Inc.	4,386	671,321
*	Myriad Genetics, Inc.	9,336	75,061
*	Natera, Inc.	3,010	598,779
	National HealthCare Corp.	2,964	354,020
	National Research Corp.	2,585	34,536
*	Neogen Corp.	16,877	104,131
*	NeoGenomics, Inc.	11,504	112,394
*	Neurocrine Biosciences, Inc.	7,919	1,134,080
*	Nexgel, Inc.	1,225	3,038
*	Niagen Bioscience, Inc.	5,350	40,339
*	Novocure Ltd.	4,360	55,852
*	Nuvation Bio, Inc.	4,506	23,521
*	Olema Pharmaceuticals, Inc.	7,015	62,925
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	Omnicell, Inc.	4,806	161,337
*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	OptimizeRx Corp.	1,931	39,566
*	Option Care Health, Inc.	19,327	503,082
*	Oramed Pharmaceuticals, Inc.	4,929	11,780
*	OraSure Technologies, Inc.	11,009	30,165
*	Organogenesis Holdings, Inc.	16,264	69,122
*	ORIC Pharmaceuticals, Inc.	10,375	136,535
*	Orthofix Medical, Inc.	3,749	57,885
*	OrthoPediatrics Corp.	3,849	64,817
*	Pacira BioSciences, Inc.	7,658	163,728

21

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*††	PDL BioPharma, Inc.	20,904	$8,780
*	Pediatrix Medical Group, Inc.	11,024	187,077
*	Pennant Group, Inc.	4,180	103,371
*	Penumbra, Inc.	2,985	678,699
*	Personalis, Inc.	13,008	125,397
	Phibro Animal Health Corp., Class A	2,612	109,861
*	Precipio, Inc.	410	8,495
*	Prestige Consumer Healthcare, Inc.	8,493	514,676
*	Privia Health Group, Inc.	11,894	289,024
*	Pro-Dex, Inc.	640	23,194
*	Progyny, Inc.	5,642	105,562
*	Protagonist Therapeutics, Inc.	3,361	264,242
*	Prothena Corp. PLC	5,964	64,113
*	PTC Therapeutics, Inc.	5,800	396,198
*	Pulmatrix, Inc.	2,415	11,785
*	Quanterix Corp.	1,794	9,580
	Quest Diagnostics, Inc.	11,211	1,972,575
*	QuidelOrtho Corp.	7,427	200,455
*	RadNet, Inc.	7,849	596,446
*	Rafael Holdings, Inc., Class B	1,879	2,555
*	Rapid Micro Biosystems, Inc., Class A	110	329
*	Repligen Corp.	3,778	563,149
*	Replimune Group, Inc.	9,525	92,678
#	ResMed, Inc.	7,241	1,787,658
*	Rigel Pharmaceuticals, Inc.	1,707	53,907
*	Roivant Sciences Ltd.	67,290	1,345,127
	Royalty Pharma PLC, Class A	27,375	1,027,657
*	RxSight, Inc.	1,049	9,221
*	Seer, Inc.	11,474	25,358
	Select Medical Holdings Corp.	20,968	289,987
*	Sensus Healthcare, Inc.	2,152	6,865
*	SI-BONE, Inc.	4,988	73,972
	SIGA Technologies, Inc.	6,592	54,582
*	Simulations Plus, Inc.	1,640	28,175
*	Solid Biosciences, Inc.	4,816	25,958
*	Sotera Health Co.	30,462	505,669
		Shares	Value†
HEALTH CARE — (Continued)
*	STAAR Surgical Co.	2,110	$54,586
	STERIS PLC	7,864	1,853,545
*	Stoke Therapeutics, Inc.	3,551	106,672
	Stryker Corp.	7,228	2,574,903
*	Supernus Pharmaceuticals, Inc.	6,512	359,007
*	Surmodics, Inc.	2,518	69,081
*	Tactile Systems Technology, Inc.	1,970	29,688
*	Talkspace, Inc.	18,113	58,505
*	Teladoc Health, Inc.	17,464	150,714
	Teleflex, Inc.	3,469	431,786
*	Terns Pharmaceuticals, Inc.	11,200	92,512
*	Theravance Biopharma, Inc.	5,750	84,295
*††	Third Harmonic Bio, Inc.	2,266	68
*	TransMedics Group, Inc.	2,062	271,235
*	TruBridge, Inc.	1,404	26,985
*	Tyra Biosciences, Inc.	1,363	21,590
	U.S. Physical Therapy, Inc.	1,729	149,161
*	UFP Technologies, Inc.	884	170,294
	Utah Medical Products, Inc.	296	17,198
*	Varex Imaging Corp.	8,078	94,432
*	Veeva Systems, Inc., Class A	4,620	1,345,344
*	Ventyx Biosciences, Inc.	13,568	115,735
*	Vericel Corp.	3,106	108,896
††	Verve Therapeutics, Inc.	6,317	3,980
*	Vicarious Surgical, Inc., Class A	1,493	7,958
*	Vir Biotechnology, Inc.	13,414	79,947
*	Viridian Therapeutics, Inc.	2,525	59,666
*	Waters Corp.	4,076	1,424,970
	West Pharmaceutical Services, Inc.	3,849	1,085,687
*	Xencor, Inc.	6,336	93,203
*	Xenon Pharmaceuticals, Inc.	3,049	127,814
*	XOMA Royalty Corp.	476	15,698

22

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	15,049	$1,513,327
	Zoetis, Inc.	13,275	1,912,795
*	Zymeworks, Inc.	8,031	153,272
TOTAL HEALTH CARE			100,137,029
INDUSTRIALS — (13.2%)
*	3D Systems Corp.	11,500	32,890
	A.O. Smith Corp.	14,567	961,276
#	AAON, Inc.	5,365	527,862
	ABM Industries, Inc.	7,851	337,593
	ACCO Brands Corp.	10,854	40,811
	Acme United Corp.	700	26,607
	Acuity, Inc.	3,101	1,132,020
	Advanced Drainage Systems, Inc.	8,712	1,220,116
	Aebi Schmidt Holding AG	4,835	53,910
	AECOM	13,558	1,821,517
*	AerSale Corp.	8,958	66,468
	AGCO Corp.	9,879	1,019,118
*	Air Industries Group	1,705	5,575
	Air Lease Corp.	25,058	1,600,204
	Alamo Group, Inc.	1,571	280,769
*	Alaska Air Group, Inc.	19,118	797,794
	Albany International Corp., Class A	3,782	213,986
	Alight, Inc., Class A	51,818	149,236
*	Allegiant Travel Co.	1,956	121,624
	Allegion PLC	9,338	1,547,960
	Allient, Inc.	2,437	133,255
*	Alpha Pro Tech Ltd.	2,405	10,943
	Alta Equipment Group, Inc.	2,593	15,869
*	Ameresco, Inc., Class A	2,313	91,410
*	American Airlines Group, Inc.	39,602	519,974
*	American Woodmark Corp.	1,754	111,782
	AMETEK, Inc.	10,621	2,146,610
*	API Group Corp.	33,373	1,228,794
	Apogee Enterprises, Inc.	3,280	120,081
	Applied Industrial Technologies, Inc.	3,687	947,891
	ArcBest Corp.	2,914	216,568
	Arcosa, Inc.	6,353	648,006
	Argan, Inc.	1,063	325,501
	Armstrong World Industries, Inc.	5,546	1,056,125
	Astec Industries, Inc.	2,962	137,822
*	Astronics Corp. (ATRO US)	2,490	122,458
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATROB US), Class B	835	$41,090
*	Asure Software, Inc.	4,001	35,409
*	ATI, Inc.	16,576	1,640,527
	Atkore, Inc.	4,315	298,814
	Atmus Filtration Technologies, Inc.	8,780	399,314
	Automatic Data Processing, Inc.	15,139	3,940,682
*	Avis Budget Group, Inc.	2,636	358,681
	AZZ, Inc.	3,732	372,640
	Barrett Business Services, Inc.	2,745	111,090
*	BlackSky Technology, Inc.	2,083	43,993
*	Blue Bird Corp.	3,575	178,607
*	BlueLinx Holdings, Inc.	1,267	82,912
	Boise Cascade Co.	6,896	486,099
	Booz Allen Hamilton Holding Corp.	11,644	1,014,891
*	Bowman Consulting Group Ltd.	675	29,221
	Brady Corp., Class A	5,584	423,881
*	BrightView Holdings, Inc.	7,472	92,055
	Brink's Co.	4,451	494,773
	Broadridge Financial Solutions, Inc.	6,537	1,440,755
*	Builders FirstSource, Inc.	12,850	1,492,785
#*	Byrna Technologies, Inc.	1,958	39,650
*	CACI International, Inc., Class A	2,544	1,430,364
*	Cadeler AS (CDLR US), ADR	3,216	59,592
	Cadre Holdings, Inc.	3,427	145,510
	Carlisle Cos., Inc.	4,505	1,464,350
	Carpenter Technology Corp.	6,731	2,126,323
	Carrier Global Corp.	27,107	1,612,595
*	Casella Waste Systems, Inc., Class A	4,101	363,226
	Caterpillar, Inc.	22,053	12,730,315
*	CBIZ, Inc.	563	30,965
*	CECO Environmental Corp.	4,856	237,410
	CH Robinson Worldwide, Inc.	12,585	1,937,964
*	Chart Industries, Inc.	4,297	857,767

23

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Cimpress PLC	1,285	$88,935
	Cintas Corp.	10,456	1,916,271
	Civeo Corp.	743	15,440
*	Clarivate PLC	57,878	196,785
*	Clean Harbors, Inc.	7,483	1,575,246
	CNH Industrial NV	71,972	754,986
	Columbus McKinnon Corp.	4,597	74,609
	Comfort Systems USA, Inc.	2,886	2,786,664
	CompX International, Inc.	811	18,239
#	Concentrix Corp.	4,660	187,845
	Concrete Pumping Holdings, Inc.	2,727	17,426
*	Conduent, Inc.	20,948	49,856
*	Construction Partners, Inc., Class A	3,553	406,286
	Copa Holdings SA, Class A	3,829	479,429
*	Copart, Inc.	34,068	1,465,265
*	Core & Main, Inc., Class A	21,047	1,098,232
#††	Costa Communications, Inc.	99	12
*	Costamare Bulkers Holdings Ltd.	3,200	41,408
	Covenant Logistics Group, Inc.	2,605	52,543
#*»	CPI Aerostructures, Inc.	2,525	6,287
	CRA International, Inc.	1,047	199,443
	Crane Co.	6,315	1,199,850
	CSG Systems International, Inc.	3,689	288,738
	CSW Industrials, Inc.	1,796	449,754
	CSX Corp.	133,714	4,816,378
	Cummins, Inc.	8,514	3,726,408
	Curtiss-Wright Corp.	2,316	1,379,711
*	Custom Truck One Source, Inc.	22,175	130,611
*	Dayforce, Inc.	319	21,928
	Deere & Co.	13,509	6,236,160
	Delta Air Lines, Inc.	63,505	3,643,917
	Deluxe Corp.	4,918	89,065
*	Distribution Solutions Group, Inc.	2,652	72,506
*	DLH Holdings Corp.	1,100	6,842
*	DNOW, Inc.	18,221	267,849
	Donaldson Co., Inc.	15,549	1,310,003
	Douglas Dynamics, Inc.	3,080	93,108
		Shares	Value†
INDUSTRIALS — (Continued)
	Dover Corp.	12,661	$2,297,465
*	DXP Enterprises, Inc.	2,319	277,468
*	Dycom Industries, Inc.	3,764	1,083,242
	Eastern Co.	312	6,661
	Eaton Corp. PLC	9,355	3,569,494
	EMCOR Group, Inc.	3,691	2,494,304
	Emerson Electric Co.	19,656	2,743,388
*	Energy Recovery, Inc.	4,025	68,868
	Enerpac Tool Group Corp.	7,620	312,725
	EnerSys	4,804	606,073
	Ennis, Inc.	3,943	64,665
	Enpro, Inc.	3,438	797,650
*	Enviri Corp.	9,556	116,679
	Equifax, Inc.	5,885	1,242,324
	Esab Corp.	5,184	605,595
	ESCO Technologies, Inc.	4,269	936,917
	Espey Mfg. & Electronics Corp.	419	15,717
*	Everus Construction Group, Inc.	6,242	567,335
	EVI Industries, Inc.	123	3,314
*	ExlService Holdings, Inc.	18,876	738,052
	Expeditors International of Washington, Inc.	14,498	1,767,306
	Exponent, Inc.	3,661	259,235
	Fastenal Co.	62,020	2,552,123
	Federal Signal Corp.	6,612	780,414
	FedEx Corp.	14,565	3,696,888
	Ferguson Enterprises, Inc.	15,823	3,932,016
*	First Advantage Corp.	5,586	70,551
	Flowserve Corp.	13,033	889,502
*	Fluor Corp.	17,180	837,869
	Fortive Corp.	20,848	1,049,488
	Fortune Brands Innovations, Inc.	9,726	494,081
*	Forward Air Corp.	951	17,888
*	Franklin Covey Co.	2,340	39,733
	Franklin Electric Co., Inc.	4,753	450,442
*	FreightCar America, Inc.	3,484	30,973
*	Frontier Group Holdings, Inc.	16,801	64,852
	FTAI Aviation Ltd.	8,212	1,419,855
*	FTI Consulting, Inc.	4,149	684,627
*	Gates Industrial Corp. PLC	34,057	751,979
	GATX Corp.	5,801	909,887

24

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	GE Vernova, Inc.	1,838	$1,075,487
*	Gencor Industries, Inc.	1,048	14,242
*	Generac Holdings, Inc.	4,861	816,745
	Genpact Ltd.	21,889	835,065
*	Gibraltar Industries, Inc.	3,784	236,084
	Global Industrial Co.	4,216	119,819
	Gorman-Rupp Co.	3,516	158,115
	Graco, Inc.	12,465	1,019,263
*	Graham Corp.	467	29,089
	Granite Construction, Inc.	4,678	481,413
*	Great Lakes Dredge & Dock Corp.	8,897	100,981
	Greenbrier Cos., Inc.	3,960	165,409
	Griffon Corp.	5,469	404,761
*	GXO Logistics, Inc.	12,803	719,657
*	Hayward Holdings, Inc.	28,149	477,689
*	Healthcare Services Group, Inc.	8,872	158,543
	Heartland Express, Inc.	10,100	78,780
	HEICO Corp. (HEI US)	2,263	719,114
	HEICO Corp. (HEIA US), Class A	2,448	606,443
	Heidrick & Struggles International, Inc.	501	29,243
	Helios Technologies, Inc.	3,588	198,632
	Herc Holdings, Inc.	5,540	786,957
#	Hexcel Corp.	8,621	615,539
	Hillenbrand, Inc.	2,335	73,786
*	Hillman Solutions Corp.	17,886	164,909
	HireQuest, Inc.	1,219	10,398
	HNI Corp.	5,873	240,323
	Honeywell International, Inc.	15,740	3,168,934
	Howmet Aerospace, Inc.	22,815	4,698,749
	Hub Group, Inc., Class A	7,775	286,353
	Hubbell, Inc.	4,852	2,280,440
*	Hudson Technologies, Inc.	6,390	57,989
*	Hurco Cos., Inc.	876	15,724
*	Huron Consulting Group, Inc.	3,291	541,172
	Hyster-Yale, Inc.	1,643	59,049
*	IBEX Holdings Ltd.	2,196	82,065
		Shares	Value†
INDUSTRIALS — (Continued)
	ICF International, Inc.	2,697	$216,515
	IDEX Corp.	4,034	691,670
*	IES Holdings, Inc.	2,585	1,013,010
	Illinois Tool Works, Inc.	12,097	2,950,700
	Ingersoll Rand, Inc.	18,887	1,441,645
*	Innodata, Inc.	4,000	298,440
*	Innovative Solutions & Support, Inc.	400	3,760
	Insperity, Inc.	3,427	151,199
	Insteel Industries, Inc.	2,607	81,443
	Interface, Inc.	7,483	186,327
	ITT, Inc.	6,834	1,264,768
	Jacobs Solutions, Inc.	7,932	1,235,885
*	Janus International Group, Inc.	13,118	125,933
	JB Hunt Transport Services, Inc.	9,422	1,590,999
*	JELD-WEN Holding, Inc.	12,376	53,712
	Johnson Controls International PLC	45,220	5,172,716
	Kadant, Inc.	1,463	404,754
	Karat Packaging, Inc.	1,611	38,696
	KBR, Inc.	12,174	521,534
	Kelly Services, Inc., Class A	5,090	57,059
	Kennametal, Inc.	6,003	131,766
	Kforce, Inc.	3,986	100,846
*	Kirby Corp.	9,075	939,081
	Knight-Swift Transportation Holdings, Inc.	19,235	867,883
	Korn Ferry	6,717	434,590
*	L.B. Foster Co., Class A	876	24,002
	Landstar System, Inc.	3,926	504,216
*	Legalzoom.com, Inc.	13,579	135,383
	Lennox International, Inc.	3,173	1,602,365
*	Limbach Holdings, Inc.	1,470	138,886
	Lincoln Electric Holdings, Inc.	6,250	1,465,313
	Lindsay Corp.	1,070	119,027
*	Liquidity Services, Inc.	3,459	82,808
*	Loar Holdings, Inc.	5,639	446,214
	LSI Industries, Inc.	4,384	100,350
	Luxfer Holdings PLC	1,401	17,092
*	Lyft, Inc., Class A	16,411	335,769
*	Manitowoc Co., Inc.	5,633	57,288
	ManpowerGroup, Inc.	3,629	111,265
	Marten Transport Ltd.	9,721	99,640

25

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Masco Corp.	11,010	$713,008
*	MasTec, Inc.	7,482	1,527,525
*	Mastech Digital, Inc.	1,950	13,455
*	Masterbrand, Inc.	16,248	205,212
*	Matrix Service Co.	5,354	80,417
	Matson, Inc.	4,076	411,472
	Maximus, Inc.	7,837	651,411
*	Mayville Engineering Co., Inc.	932	16,608
	McGrath RentCorp	1,893	203,384
*	Middleby Corp.	5,230	649,723
	Miller Industries, Inc.	1,864	74,821
	MillerKnoll, Inc.	5,395	84,270
*	Mistras Group, Inc.	2,600	24,804
*	Mobile Infrastructure Corp.	2,837	9,703
*	Montrose Environmental Group, Inc.	3,965	102,614
*	MRC Global, Inc.	11,394	158,946
	MSA Safety, Inc.	3,894	611,475
	MSC Industrial Direct Co., Inc., Class A	5,495	466,580
	Mueller Industries, Inc.	12,537	1,327,292
	Mueller Water Products, Inc., Class A	16,698	428,471
*	MYR Group, Inc.	1,659	361,164
*	Nephros, Inc.	2,332	13,292
*	NEXTracker, Inc., Class A	9,716	983,454
	NL Industries, Inc.	7,700	46,585
	Nordson Corp.	3,283	761,492
*	NPK International, Inc.	10,835	133,271
	nVent Electric PLC	17,239	1,971,280
*	NWPX Infrastructure, Inc.	1,465	88,134
	Old Dominion Freight Line, Inc.	9,298	1,305,625
	Omega Flex, Inc.	981	27,125
*	OPENLANE, Inc.	17,417	460,157
*	Orion Group Holdings, Inc.	4,820	51,911
	Otis Worldwide Corp.	14,948	1,386,577
	Owens Corning	13,917	1,771,773
	PACCAR, Inc.	28,369	2,791,510
*	PAMT Corp.	3,004	30,250
	Pangaea Logistics Solutions Ltd.	3,295	16,310
	Park Aerospace Corp.	1,437	27,533
	Parker-Hannifin Corp.	3,739	2,889,611
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	1,783	$36,783
*	Parsons Corp.	12,580	1,045,901
	Paychex, Inc.	20,467	2,395,253
	Paycom Software, Inc.	4,202	786,152
*	Paylocity Holding Corp.	4,676	660,579
	Pentair PLC	13,278	1,412,115
*	Perma-Fix Environmental Services, Inc.	1,138	15,579
*	Perma-Pipe International Holdings, Inc.	980	27,166
	Pioneer Power Solutions, Inc.	4,039	18,579
	Pitney Bowes, Inc.	13,916	137,490
*	Planet Labs PBC	30,582	411,328
#	Powell Industries, Inc.	1,649	632,210
*	Power Solutions International, Inc.	515	44,094
	Preformed Line Products Co.	783	166,082
	Primoris Services Corp.	8,827	1,249,197
*	Proto Labs, Inc.	3,061	152,315
	Quanex Building Products Corp.	3,315	47,106
	Quanta Services, Inc.	5,143	2,309,876
*	Radiant Logistics, Inc.	4,889	29,578
*	RBC Bearings, Inc.	1,865	799,208
*	RCM Technologies, Inc.	1,905	44,006
	Regal Rexnord Corp.	8,462	1,192,211
	Republic Services, Inc.	14,079	2,931,811
*	Resideo Technologies, Inc.	17,035	729,098
	Resources Connection, Inc.	5,098	22,431
	REV Group, Inc.	9,603	492,346
	Robert Half, Inc.	8,841	231,546
*	Rocket Lab Corp.	32,290	2,033,624
	Rockwell Automation, Inc.	5,616	2,068,710
	Rollins, Inc.	17,303	996,826
	Rush Enterprises, Inc. (RUSHA US), Class A	10,360	511,888
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	153,475
*	RXO, Inc.	9,543	169,197

26

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	5,230	$885,073
*	Saia, Inc.	1,931	564,818
	Schneider National, Inc., Class B	7,231	154,526
	Sensata Technologies Holding PLC	13,811	439,604
*	Shoals Technologies Group, Inc., Class A	19,935	209,517
*	SIFCO Industries, Inc.	1,584	11,642
	Simpson Manufacturing Co., Inc.	4,447	784,896
*	SiteOne Landscape Supply, Inc.	4,790	621,598
	Snap-on, Inc.	4,602	1,544,201
	Southwest Airlines Co.	36,787	1,114,646
*	SPX Technologies, Inc.	5,136	1,149,899
	SS&C Technologies Holdings, Inc.	22,546	1,914,606
	Standex International Corp.	1,293	301,566
	Stanley Black & Decker, Inc.	7,633	516,907
	Steelcase, Inc., Class A	10,807	172,480
*	Sterling Infrastructure, Inc.	1,950	736,905
*	Sun Country Airlines Holdings, Inc.	9,275	113,897
*	Sunrun, Inc.	14,549	302,037
*	Symbotic, Inc.	777	62,898
*	TaskUS, Inc., Class A	1,750	23,345
*	Taylor Devices, Inc.	619	28,332
*	TechPrecision Corp.	1,825	8,997
	Tecnoglass, Inc.	6,024	359,211
	Tennant Co.	2,368	189,440
	Terex Corp.	8,410	387,028
	Tetra Tech, Inc.	21,515	688,050
*	Thermon Group Holdings, Inc.	4,239	121,786
*	TIC Solutions, Inc.	7,341	89,046
	Timken Co.	8,929	701,016
*	Titan International, Inc.	9,194	69,415
*	Titan Machinery, Inc.	4,124	67,634
	Toro Co.	11,192	836,378
	Trane Technologies PLC	6,434	2,886,614
*	Transcat, Inc.	665	48,312
		Shares	Value†
INDUSTRIALS — (Continued)
	TransDigm Group, Inc.	1,619	$2,118,478
	TransUnion	9,571	776,974
*	Trex Co., Inc.	11,457	553,602
	TriNet Group, Inc.	4,840	290,400
	Trinity Industries, Inc.	10,364	283,663
*	TrueBlue, Inc.	2,700	12,798
*	TTEC Holdings, Inc.	5,275	18,410
*	Tutor Perini Corp.	11,511	775,381
	Twin Disc, Inc.	300	4,698
*	Uber Technologies, Inc.	21,477	2,072,531
	UFP Industries, Inc.	7,509	691,804
#*	U-Haul Holding Co. (UHAL US)	1,803	95,847
	U-Haul Holding Co. (UHAL/B US)	14,140	685,649
	UL Solutions, Inc., Class A	2,416	188,134
*	Ultralife Corp.	900	6,327
	UniFirst Corp.	1,651	254,832
	Union Pacific Corp.	24,283	5,351,245
*	United Airlines Holdings, Inc.	29,860	2,808,034
	United Parcel Service, Inc., Class B	21,901	2,111,694
	United Rentals, Inc.	4,588	3,996,974
	Universal Logistics Holdings, Inc.	3,779	61,144
*	Upwork, Inc.	19,919	317,509
*	V2X, Inc.	3,679	210,034
	Valmont Industries, Inc.	2,109	871,924
	Veralto Corp.	12,799	1,263,005
	Verisk Analytics, Inc.	8,825	1,930,557
*	Verra Mobility Corp.	22,017	511,015
	Vertiv Holdings Co., Class A	14,652	2,825,785
*	Vicor Corp.	3,727	338,151
	Virco Mfg. Corp.	4,104	30,041
	VSE Corp.	2,354	425,321
	Wabash National Corp.	6,958	55,803
	Waste Management, Inc.	18,296	3,654,992
#	Watsco, Inc. (WSO US)	2,924	1,076,061
	Watts Water Technologies, Inc., Class A	2,929	798,445
	Werner Enterprises, Inc.	7,772	203,626
	WESCO International, Inc.	5,598	1,452,849

27

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	9,503	$1,942,793
*	Wilhelmina International, Inc.	1,900	5,938
*	Willdan Group, Inc.	2,029	191,761
	Willis Lease Finance Corp.	856	109,893
	WillScot Holdings Corp.	22,925	498,619
	Worthington Enterprises, Inc.	7,090	397,678
	WW Grainger, Inc.	3,272	3,203,288
*	XPO, Inc.	13,336	1,918,650
	Xylem, Inc.	12,883	1,943,401
	Zurn Elkay Water Solutions Corp.	14,653	690,303
TOTAL INDUSTRIALS			291,922,251
INFORMATION TECHNOLOGY — (32.0%)
*	908 Devices, Inc.	2,993	23,884
	A10 Networks, Inc.	8,666	154,601
	Accenture PLC, Class A	18,440	4,611,844
*	ACI Worldwide, Inc.	11,025	525,121
	Adeia, Inc.	15,083	257,014
*	Adobe, Inc.	10,300	3,505,193
	Advanced Energy Industries, Inc.	4,030	817,002
*	Advanced Micro Devices, Inc.	26,105	6,686,013
*	Agilysys, Inc.	1,456	182,670
*	Akamai Technologies, Inc.	10,509	789,226
*	Alarm.com Holdings, Inc.	4,298	211,548
*	Allegro MicroSystems, Inc.	17,058	510,375
*	Alpha & Omega Semiconductor Ltd.	3,451	96,835
*	Ambarella, Inc.	3,098	264,043
	Amdocs Ltd.	14,051	1,183,937
	Amkor Technology, Inc.	31,684	1,022,760
	Amphenol Corp., Class A	18,191	2,534,734
*	Amtech Systems, Inc.	531	4,211
	Analog Devices, Inc.	12,059	2,823,374
*	Appfolio, Inc., Class A	1,992	506,825
	Apple, Inc.	449,282	121,472,374
	Applied Materials, Inc.	28,180	6,568,758
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Applied Optoelectronics, Inc.	6,538	$232,491
*	AppLovin Corp., Class A	11,893	7,579,766
*	Arista Networks, Inc.	10,291	1,622,788
*	Arrow Electronics, Inc.	6,603	736,565
*	ASGN, Inc.	5,295	237,004
*	Astera Labs, Inc.	2,288	427,124
*	AstroNova, Inc.	760	6,901
*	Atlassian Corp., Class A	2,117	358,662
*	Aurora Innovation, Inc.	89,937	471,270
*	Autodesk, Inc.	9,211	2,775,643
*	AvePoint, Inc.	15,652	220,224
*	Aviat Networks, Inc.	1,998	49,870
#	Avnet, Inc.	12,935	626,701
*	Aware, Inc.	17,700	39,117
*	Axcelis Technologies, Inc.	4,923	391,674
	Badger Meter, Inc.	1,916	345,742
	Bel Fuse, Inc. (BELFA US), Class A	230	31,448
	Bel Fuse, Inc. (BELFB US), Class B	1,124	173,085
	Belden, Inc.	4,233	515,791
	Benchmark Electronics, Inc.	5,652	247,671
	Bentley Systems, Inc., Class B	10,991	558,673
*	Bill Holdings, Inc.	12,885	639,869
*	BK Technologies Corp.	438	32,723
*	Blackbaud, Inc.	4,814	308,289
*	BlackLine, Inc.	2,319	132,763
*	Box, Inc., Class A	14,613	468,931
	Broadcom, Inc.	65,921	24,366,379
*	C3.ai, Inc., Class A	10,577	185,944
*	Cadence Design Systems, Inc.	2,626	889,400
*	Calix, Inc.	6,211	424,957
*	CCC Intelligent Solutions Holdings, Inc.	82,243	717,159
	CDW Corp.	9,066	1,444,848
*	Cerence, Inc.	4,314	46,289
*	CEVA, Inc.	3,555	96,732
*	Ciena Corp.	15,108	2,869,311
#*	Cipher Mining, Inc.	49,876	930,187
*	Cirrus Logic, Inc.	5,485	727,585
	Cisco Systems, Inc.	175,925	12,861,877

28

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Clear Secure, Inc., Class A	9,535	$290,531
*	Clearfield, Inc.	1,682	59,375
	Climb Global Solutions, Inc.	650	72,202
*	Cloudflare, Inc., Class A	1,700	430,610
*	Coda Octopus Group, Inc.	1,400	14,350
	Cognex Corp.	13,114	542,788
	Cognizant Technology Solutions Corp., Class A	28,848	2,102,442
*	Coherent Corp.	12,672	1,672,197
*	Cohu, Inc.	4,549	108,221
*	CommScope Holding Co., Inc.	21,738	376,067
*	Commvault Systems, Inc.	2,034	283,173
*	Comtech Telecommunications Corp.	5,308	15,075
*	Consensus Cloud Solutions, Inc.	2,448	71,775
*	Corsair Gaming, Inc.	11,100	90,465
*	CPI Card Group, Inc.	578	9,040
*	Credo Technology Group Holding Ltd.	16,721	3,137,194
*	Crexendo, Inc.	1,953	12,636
*	Crowdstrike Holdings, Inc., Class A	931	505,542
*	CS Disco, Inc.	9,206	58,182
	CSP, Inc.	2,700	36,018
	CTS Corp.	4,567	189,576
*	CVD Equipment Corp.	3,019	11,804
*	Daily Journal Corp.	277	112,196
*	Daktronics, Inc.	5,185	97,426
*	Data I/O Corp.	1,818	5,509
*	Datadog, Inc., Class A	2,827	460,264
	Dell Technologies, Inc., Class C	4,859	787,207
*	Diebold Nixdorf, Inc.	3,521	208,267
*	Digi International, Inc.	4,771	175,000
*	Digital Turbine, Inc.	11,857	73,988
#*	DigitalOcean Holdings, Inc.	4,402	178,985
*	Diodes, Inc.	6,214	331,579
*	Docusign, Inc.	11,723	857,420
	Dolby Laboratories, Inc., Class A	5,361	355,542
*	Dropbox, Inc., Class A	10,573	306,617
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DXC Technology Co.	14,726	$209,109
*	Dynatrace, Inc.	13,451	680,217
*	Eastman Kodak Co.	10,610	67,267
*	eGain Corp.	2,871	41,400
*	Electro-Sensors, Inc.	1,706	8,001
*	Enphase Energy, Inc.	4,282	130,644
#	Entegris, Inc.	6,967	637,968
*	EPAM Systems, Inc.	5,463	893,419
	ePlus, Inc.	3,675	268,863
*	Everspin Technologies, Inc.	2,288	24,253
*	F5, Inc.	5,895	1,491,730
*	Fabrinet	2,332	1,027,409
*	Fair Isaac Corp.	756	1,254,605
*	Fastly, Inc., Class A	19,339	160,320
*	First Solar, Inc.	7,007	1,870,449
*	Five9, Inc.	3,323	80,682
*	Flex Ltd.	36,408	2,276,228
*	FormFactor, Inc.	8,239	452,733
*	Fortinet, Inc.	45,181	3,904,994
*	Franklin Wireless Corp.	2,368	12,053
*	Frequency Electronics, Inc.	400	14,688
*	Freshworks, Inc., Class A	25,096	278,566
*	Gartner, Inc.	3,429	851,558
	Gen Digital, Inc.	68,131	1,795,933
*	GLOBALFOUNDRIES, Inc.	13,740	489,144
*	Globant SA	3,619	222,858
*	GoDaddy, Inc., Class A	11,102	1,478,009
*	Grid Dynamics Holdings, Inc.	10,112	94,446
*	Guidewire Software, Inc.	4,215	984,793
	Hackett Group, Inc.	3,314	60,017
*	Harmonic, Inc.	15,531	166,182
	Hewlett Packard Enterprise Co.	77,801	1,899,900
	HP, Inc.	31,351	867,482
*	HubSpot, Inc.	1,324	651,302
*	I3 Verticals, Inc., Class A	2,726	83,825
*	Ichor Holdings Ltd.	3,973	90,108
*	Identiv, Inc.	3,087	12,348
*	Inseego Corp.	1,459	24,278
*	Insight Enterprises, Inc.	3,541	354,100
*	Intapp, Inc.	4,996	191,746
*	Intel Corp.	95,897	3,834,921
*	Intellinetics, Inc.	872	8,240
#	InterDigital, Inc.	6,851	2,479,788

29

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	43,593	$13,400,924
*	inTEST Corp.	5,028	42,637
	Intuit, Inc.	3,017	2,013,998
*	IonQ, Inc.	8,156	508,771
*	IPG Photonics Corp.	4,100	348,992
*	Itron, Inc.	7,757	778,260
	Jabil, Inc.	11,056	2,442,160
*	Jamf Holding Corp.	9,944	127,780
*	JFrog Ltd.	10,374	492,558
*	Keysight Technologies, Inc.	11,593	2,121,055
*	Kimball Electronics, Inc.	3,127	90,918
	KLA Corp.	5,102	6,166,991
*	Klaviyo, Inc., Class A	7,994	207,844
*	Knowles Corp.	19,294	455,531
	Kulicke & Soffa Industries, Inc.	6,686	266,972
*	KVH Industries, Inc.	6,300	37,611
*	Kyndryl Holdings, Inc.	28,415	821,762
	Lam Research Corp.	42,270	6,655,834
*	Lantronix, Inc.	3,593	17,713
*	Lattice Semiconductor Corp.	4,352	317,522
*	LGL Group, Inc.	276	1,670
*	Life360, Inc.	2,482	244,998
	Littelfuse, Inc.	3,167	770,563
*	LiveRamp Holdings, Inc.	10,069	275,286
*	Lumentum Holdings, Inc.	3,938	793,743
*	MACOM Technology Solutions Holdings, Inc.	5,322	788,348
*	Magnachip Semiconductor Corp.	3,475	10,773
*	Manhattan Associates, Inc.	3,939	717,174
	Marvell Technology, Inc.	35,647	3,341,550
*	MaxLinear, Inc.	10,371	157,121
	Methode Electronics, Inc.	3,301	22,216
	Microchip Technology, Inc.	19,191	1,197,902
	Micron Technology, Inc.	30,146	6,745,770
	Microsoft Corp.	236,540	122,482,777
*	Mirion Technologies, Inc.	29,221	858,221
*	Mitek Systems, Inc.	6,206	57,157
	MKS, Inc.	5,931	852,344
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MongoDB, Inc.	3,297	$1,186,327
	Monolithic Power Systems, Inc.	1,170	1,175,850
	Motorola Solutions, Inc.	5,563	2,262,528
*	M-Tron Industries, Inc.	138	7,607
*	N-able, Inc.	14,654	114,741
	Napco Security Technologies, Inc.	2,780	122,737
*	nCino, Inc.	10,802	288,197
*	NCR Voyix Corp.	10,883	124,175
	NetApp, Inc.	18,371	2,163,736
*	NETGEAR, Inc.	3,401	118,083
*	NetScout Systems, Inc.	9,386	260,931
*	NetSol Technologies, Inc.	1,773	7,783
*	nLight, Inc.	5,265	173,798
*	Nortech Systems, Inc.	3,549	33,645
*	Novanta, Inc.	2,582	327,940
*	Nutanix, Inc., Class A	13,676	974,278
	NVE Corp.	473	32,661
	NVIDIA Corp.	801,604	162,316,249
	NXP Semiconductors NV	11,611	2,428,092
*	Okta, Inc.	14,404	1,318,398
*	ON Semiconductor Corp.	30,525	1,528,692
*	ON24, Inc.	5,345	29,504
	OneSpan, Inc.	5,413	61,708
*	Onto Innovation, Inc.	3,664	494,493
*	Ooma, Inc.	1,000	11,230
*	Optical Cable Corp.	2,889	22,736
	Oracle Corp.	57,873	15,198,029
*	OSI Systems, Inc.	1,798	500,671
*	Ouster, Inc.	3,306	110,288
*	Palantir Technologies, Inc., Class A	17,833	3,574,982
*	Palo Alto Networks, Inc.	3,924	864,222
*	PAR Technology Corp.	5,748	203,134
	PC Connection, Inc.	3,326	202,786
*	PDF Solutions, Inc.	4,893	142,533
	Pegasystems, Inc.	17,503	1,114,066
*	Penguin Solutions, Inc.	6,946	154,687
*	Photronics, Inc.	7,565	180,804
*»	Pivotal Software, Inc.	5,539	0
*	Plexus Corp.	3,460	484,054
*	Porch Group, Inc.	7,290	109,715
	Power Integrations, Inc.	5,310	222,436
*	Powerfleet, Inc. NJ	21,125	107,738

30

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Progress Software Corp.	5,456	$232,644
*	PTC, Inc.	9,088	1,804,332
*	Pure Storage, Inc., Class A	8,392	828,290
*	Q2 Holdings, Inc.	5,530	341,533
*	Qorvo, Inc.	7,481	710,097
	QUALCOMM, Inc.	46,083	8,336,415
*	Qualys, Inc.	4,040	497,970
	Ralliant Corp.	7,149	313,984
*	Rambus, Inc.	12,364	1,271,514
	Red Violet, Inc.	1,076	57,706
*	Research Solutions, Inc.	2,175	7,047
*	RF Industries Ltd.	1,368	10,698
*	Ribbon Communications, Inc.	29,163	97,988
	Richardson Electronics Ltd.	900	9,702
*	RingCentral, Inc., Class A	5,872	176,865
*	Riot Platforms, Inc.	36,136	714,770
*	Rogers Corp.	2,176	190,487
	Roper Technologies, Inc.	3,665	1,635,140
	Salesforce, Inc.	20,930	5,450,381
*	Samsara, Inc., Class A	1,489	59,813
*	Sandisk Corp.	6,057	1,207,342
*	Sanmina Corp.	7,773	1,065,290
*	ScanSource, Inc.	5,608	240,611
	Seagate Technology Holdings PLC	11,231	2,873,788
*	SEMrush Holdings, Inc., Class A	10,695	77,646
*	Semtech Corp.	4,354	295,462
*	SentinelOne, Inc., Class A	21,233	379,009
*	ServiceNow, Inc.	1,272	1,169,324
*	Silicon Laboratories, Inc.	3,474	455,372
*	SiTime Corp.	1,376	398,545
*	SkyWater Technology, Inc.	1,545	27,014
	Skyworks Solutions, Inc.	9,753	758,003
*	Snowflake, Inc.	3,909	1,074,506
*	SolarEdge Technologies, Inc.	1,447	50,775
#*	Sono-Tek Corp.	1,854	8,380
*	SoundThinking, Inc.	695	6,498
*	Sprinklr, Inc., Class A	19,506	150,586
*	SPS Commerce, Inc.	2,405	197,787
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synaptics, Inc.	5,261	$373,215
*	Synchronoss Technologies, Inc.	1,264	6,630
*	Synopsys, Inc.	1,177	534,146
	Taitron Components, Inc., Class A	908	2,161
	TD SYNNEX Corp.	7,767	1,215,458
	TE Connectivity PLC	14,289	3,529,526
*	Telos Corp.	5,291	36,296
*	Teradata Corp.	7,808	162,797
	Teradyne, Inc.	11,627	2,113,324
	Texas Instruments, Inc.	19,970	3,224,356
*	TransAct Technologies, Inc.	3,396	15,995
*	Trimble, Inc.	14,995	1,195,851
*	Trio-Tech International	100	738
*	TTM Technologies, Inc.	21,137	1,420,406
*	Turtle Beach Corp.	1,754	29,643
*	Twilio, Inc., Class A	15,846	2,137,308
*	Tyler Technologies, Inc.	1,900	904,894
*	UiPath, Inc., Class A	35,617	564,886
*	Ultra Clean Holdings, Inc.	4,592	125,867
*	Unisys Corp.	4,980	17,779
*	Unity Software, Inc.	18,988	719,645
	Universal Display Corp.	3,287	484,109
*	Veeco Instruments, Inc.	6,990	200,962
*	Verint Systems, Inc.	3,887	78,828
	VeriSign, Inc.	4,753	1,139,769
*	Vertex, Inc., Class A	5,388	123,385
*	Viasat, Inc.	770	30,661
*	Viavi Solutions, Inc.	26,427	467,758
*	VirnetX Holding Corp.	704	16,713
	Vishay Intertechnology, Inc.	12,559	213,252
*	Vishay Precision Group, Inc.	1,676	62,783
	Vontier Corp.	19,894	765,919
	Western Digital Corp.	34,672	5,208,081
*	WidePoint Corp.	1,192	7,927
*	Workday, Inc., Class A	6,635	1,591,869
	Xerox Holdings Corp.	15,597	51,782
*	Xperi, Inc.	5,663	38,055
*	Yext, Inc.	14,477	122,620
*	Zebra Technologies Corp., Class A	3,681	991,109

31

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zeta Global Holdings Corp., Class A	7,393	$133,000
*	Zoom Communications, Inc.	21,167	1,846,397
*	Zscaler, Inc.	2,182	722,547
TOTAL INFORMATION TECHNOLOGY			709,211,105
MATERIALS — (2.8%)
#	Albemarle Corp.	6,034	592,720
	Amcor PLC	194,855	1,539,354
*	American Vanguard Corp.	4,707	21,040
*	Ampco-Pittsburgh Corp.	5,501	11,552
	AptarGroup, Inc.	7,061	819,147
	Ardagh Metal Packaging SA	21,088	75,284
	Ashland, Inc.	3,639	177,947
*	Aspen Aerogels, Inc.	6,775	55,148
	Avery Dennison Corp.	8,103	1,417,134
	Avient Corp.	9,312	298,636
*	Axalta Coating Systems Ltd.	17,051	485,442
	Balchem Corp.	3,468	531,957
	Ball Corp.	15,658	735,926
	Caledonia Mining Corp. PLC	858	24,127
	Celanese Corp.	7,945	305,406
	Chemours Co.	12,600	168,714
*	Clearwater Paper Corp.	2,420	42,713
*	Coeur Mining, Inc.	55,648	955,476
	Commercial Metals Co.	14,350	851,816
*	Compass Minerals International, Inc.	4,732	82,053
*	Core Molding Technologies, Inc.	1,483	26,561
	Corteva, Inc.	32,710	2,009,702
	CRH PLC (CRHCF US)	20,930	2,492,763
	Crown Holdings, Inc.	15,246	1,481,606
*	Dakota Gold Corp.	8,166	33,317
	Dow, Inc.	35,233	840,307
	DuPont de Nemours, Inc.	14,902	1,216,748
	Eastman Chemical Co.	9,149	544,548
	Ecolab, Inc.	5,534	1,418,918
	Element Solutions, Inc.	34,175	913,156
		Shares	Value†
MATERIALS — (Continued)
	Flexible Solutions International, Inc.	3,352	$30,369
*	Flotek Industries, Inc.	1,526	26,415
	FMC Corp.	7,230	109,679
	Fortitude Gold Corp.	2,144	9,198
	Graphic Packaging Holding Co.	41,883	669,709
	Greif, Inc. (GEF US), Class A	3,210	182,617
	Greif, Inc. (GEF/B US), Class B	1,032	60,836
	Hawkins, Inc.	2,677	379,732
	HB Fuller Co.	6,935	397,861
	Hecla Mining Co.	72,126	928,262
	Huntsman Corp.	17,191	142,341
*	Idaho Strategic Resources, Inc.	1,134	37,490
*	Ingevity Corp.	4,705	252,753
	Innospec, Inc.	3,184	234,279
	International Flavors & Fragrances, Inc.	13,380	842,539
#	International Paper Co.	36,042	1,392,663
*	Intrepid Potash, Inc.	2,450	65,243
*	Ivanhoe Electric, Inc.	7,677	113,543
	Kaiser Aluminum Corp.	2,135	193,282
*	Knife River Corp.	4,635	280,232
	Koppers Holdings, Inc.	2,707	76,392
	Kronos Worldwide, Inc.	6,757	33,244
	Louisiana-Pacific Corp.	7,441	648,186
	LyondellBasell Industries NV, Class A	19,965	926,775
	Martin Marietta Materials, Inc.	2,807	1,720,972
	Materion Corp.	2,658	304,687
*	McEwen, Inc.	5,164	94,656
*	Metallus, Inc.	3,715	65,347
	Minerals Technologies, Inc.	4,401	249,757
	Mosaic Co.	37,030	1,016,473
#*	MP Materials Corp.	3,174	200,248
	Myers Industries, Inc.	4,081	70,724
	NewMarket Corp.	1,553	1,192,549
	Newmont Corp.	57,490	4,654,965
	Nexa Resources SA	11,001	63,916
	Northern Technologies International Corp.	1,079	8,017
	Nucor Corp.	21,412	3,212,871
*	O-I Glass, Inc.	19,378	218,778

32

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Olympic Steel, Inc.	700	$25,900
	Packaging Corp. of America	9,894	1,936,849
*	Perimeter Solutions, Inc.	15,800	371,458
	PPG Industries, Inc.	12,961	1,266,938
	Quaker Chemical Corp.	1,420	197,224
*	Ranpak Holdings Corp.	9,250	49,025
*	Rayonier Advanced Materials, Inc.	8,590	59,700
	Reliance, Inc.	4,496	1,269,805
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,546	969,385
	RPM International, Inc.	14,098	1,540,629
	Ryerson Holding Corp.	3,589	79,173
	Scotts Miracle-Gro Co.	3,399	181,914
	Sealed Air Corp.	12,114	405,940
	Sensient Technologies Corp.	4,537	427,794
	Sherwin-Williams Co.	8,571	2,956,481
	Silgan Holdings, Inc.	16,127	622,825
	Smurfit WestRock PLC	27,139	1,001,972
*	Solstice Advanced Materials, Inc.	3,935	177,350
	Sonoco Products Co.	14,959	606,887
#	Southern Copper Corp.	5,787	803,236
	Steel Dynamics, Inc.	18,048	2,829,926
	Stepan Co.	2,494	108,115
	Sylvamo Corp.	4,517	183,390
*	Tredegar Corp.	2,020	13,958
	TriMas Corp.	5,211	185,147
	U.S. Lime & Minerals, Inc.	3,109	364,437
	Vulcan Materials Co.	6,953	2,012,893
	Westlake Corp.	3,759	258,657
	Worthington Steel, Inc.	6,517	208,479
TOTAL MATERIALS			62,395,648
REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	32,306
*	Anywhere Real Estate, Inc.	19,740	198,387
*	CBRE Group, Inc., Class A	14,192	2,163,287
		Shares	Value†
REAL ESTATE — (Continued)
*	Compass, Inc., Class A	55,723	$429,624
*	CoStar Group, Inc.	10,710	736,955
*	Cushman & Wakefield PLC	29,683	466,023
*	Douglas Elliman, Inc.	14,400	35,568
*	Five Point Holdings LLC, Class A	105	614
*	Forestar Group, Inc.	6,215	161,652
*	FRP Holdings, Inc.	2,900	68,730
*	Howard Hughes Holdings, Inc.	7,572	600,308
*	Jones Lang LaSalle, Inc.	4,618	1,408,906
	Kennedy-Wilson Holdings, Inc.	17,255	130,448
	Marcus & Millichap, Inc.	6,770	197,752
*	Maui Land & Pineapple Co., Inc.	848	13,568
	Newmark Group, Inc., Class A	16,605	296,067
*	RE/MAX Holdings, Inc., Class A	1,315	10,428
	RMR Group, Inc., Class A	1,332	20,606
*	Seaport Entertainment Group, Inc.	1,748	42,074
	St. Joe Co.	7,661	434,992
*	Stratus Properties, Inc.	889	16,704
*	Tejon Ranch Co.	3,436	54,358
*	Zillow Group, Inc. (Z US), Class C	17,587	1,318,673
*	Zillow Group, Inc. (ZG US), Class A	3,206	229,325
TOTAL REAL ESTATE			9,067,355
UTILITIES — (1.0%)
	American States Water Co.	3,045	217,139
	American Water Works Co., Inc.	6,505	835,437
	Artesian Resources Corp., Class A	900	29,007
	Atmos Energy Corp.	6,376	1,094,887
	California Water Service Group	4,692	208,231
	CenterPoint Energy, Inc.	26,711	1,021,429
	Chesapeake Utilities Corp.	1,966	250,232

33

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWEN US), Class C	7,141	$228,012
	Clearway Energy, Inc. (CWENA US), Class A	2,142	64,239
	Consolidated Edison, Inc.	11,925	1,161,614
	Consolidated Water Co. Ltd.	959	32,616
	Constellation Energy Corp.	5,311	2,002,247
	Edison International	11,404	631,554
	Essential Utilities, Inc.	12,997	507,273
	Eversource Energy	14,271	1,053,343
	Exelon Corp.	30,258	1,395,499
	Genie Energy Ltd., Class B	2,801	42,155
	Global Water Resources, Inc.	1,359	13,481
	H2O America	1,848	85,470
	MDU Resources Group, Inc.	25,883	496,436
	Middlesex Water Co.	1,498	86,090
	New Jersey Resources Corp.	14,903	660,203
	NiSource, Inc.	16,693	702,942
	Northwest Natural Holding Co.	3,500	159,355
	NRG Energy, Inc.	24,899	4,279,142
	ONE Gas, Inc.	4,875	390,926
	Ormat Technologies, Inc.	6,506	692,043
	Public Service Enterprise Group, Inc.	15,919	1,282,435
*	Pure Cycle Corp.	2,551	28,087
	RGC Resources, Inc.	150	3,106
	Sempra	19,399	1,783,544
	Shares	Value†
UTILITIES — (Continued)
Southwest Gas Holdings, Inc.	5,817	$462,451
Spire, Inc.	4,922	425,261
UGI Corp.	16,760	560,287
Unitil Corp.	1,532	74,685
York Water Co.	1,162	36,103
TOTAL UTILITIES		22,996,961
TOTAL COMMON STOCKS		2,182,413,293
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
* Bed Bath & Beyond, Inc. Warrants 10/07/2026	630	750
TOTAL RIGHTS/WARRANTS		750
TOTAL INVESTMENT SECURITIES (Cost $964,107,739)		2,182,414,043

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	5,599,557	5,599,557
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	2,544,445	29,431,596
TOTAL INVESTMENTS — (100.0%)
(Cost $999,138,892)			$2,217,445,196
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$193,808,702	—	—	$193,808,702
Consumer Discretionary	258,104,416	—	—	258,104,416
Consumer Staples	103,446,198	$33,119	—	103,479,317
Energy	40,597,349	—	—	40,597,349

34

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$390,692,296	$864	—	$390,693,160
Health Care	100,083,756	—	$53,273	100,137,029
Industrials	291,915,952	6,287	12	291,922,251
Information Technology	709,211,105	—	—	709,211,105
Materials	62,392,305	—	3,343	62,395,648
Real Estate	9,067,355	—	—	9,067,355
Utilities	22,996,961	—	—	22,996,961
Rights/Warrants
Consumer Discretionary	—	750	—	750
Temporary Cash Investments	5,599,557	—	—	5,599,557
Securities Lending Collateral	—	29,431,596	—	29,431,596
Total Investments in Securities	$2,187,915,952	$29,472,616	$56,628	$2,217,445,196
See accompanying Notes to Financial Statements.
35

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (5.5%)
#	Accent Group Ltd.	92,668	$77,580
	Acrow Ltd.	68,104	50,321
	Adairs Ltd.	57,711	76,605
*	Alkane Resources Ltd.	165,462	107,363
#	Alliance Aviation Services Ltd.	9,879	16,353
	ALS Ltd.	82,978	1,177,682
	Amotiv Ltd.	26,885	156,608
	AMP Ltd.	618,422	721,513
#	Ampol Ltd.	27,715	556,784
	Ansell Ltd.	29,116	695,587
	ANZ Group Holdings Ltd.	123,939	2,968,550
#	APA Group	121,254	728,243
	Arafura Rare Earths Ltd.	51,568	9,616
*	Arafura Rare Earths Ltd. (ARU AU)	278,757	51,887
#	ARB Corp. Ltd.	16,837	395,790
#	ARN Media Ltd.	64,154	22,171
	ASX Ltd.	4,718	174,079
	Atlas Arteria Ltd.	90,394	287,163
	AUB Group Ltd.	17,313	418,203
*	Aurelia Metals Ltd.	175,246	28,087
	Aurizon Holdings Ltd.	329,446	739,110
	Aussie Broadband Ltd.	40,253	156,603
#	Austin Engineering Ltd.	63,383	10,975
	Australian Clinical Labs Ltd.	45,639	77,537
	Australian Ethical Investment Ltd.	22,186	101,419
	Australian Finance Group Ltd.	46,965	73,125
#	Bank of Queensland Ltd.	147,246	660,679
	Bapcor Ltd.	60,114	99,295
*	BCI Minerals Ltd.	76,114	19,181
#	Beacon Lighting Group Ltd.	7,016	12,822
	Bega Cheese Ltd.	75,045	260,463
	Bell Financial Group Ltd.	31,306	25,907
*	Bellevue Gold Ltd.	204,956	157,160
	Bendigo & Adelaide Bank Ltd.	100,006	827,247
#*	Black Cat Syndicate Ltd. (BC8 AU)	49,717	32,925
	BlueScope Steel Ltd.	84,768	1,268,226
		Shares	Value»
AUSTRALIA — (Continued)
#*	Boss Energy Ltd.	91,110	$118,244
	Brambles Ltd.	132,503	2,153,116
	Bravura Solutions Ltd.	64,933	122,212
#	Breville Group Ltd.	19,638	381,041
*	Capricorn Metals Ltd.	101,609	855,564
	CAR Group Ltd.	7,534	175,914
*	Carnarvon Energy Ltd.	459,128	28,818
*	Catapult Sports Ltd.	10,765	47,263
	Cedar Woods Properties Ltd.	21,754	128,586
	Challenger Ltd.	135,337	823,789
	Champion Iron Ltd.	54,012	195,334
#*	Chrysos Corp. Ltd.	6,108	32,189
	Civmec Australia Ltd.	38,500	33,960
	Cleanaway Waste Management Ltd.	426,940	711,725
#	Clinuvel Pharmaceuticals Ltd.	5,875	44,154
*	Coast Entertainment Holdings Ltd.	59,871	17,642
	Cochlear Ltd.	3,841	721,108
	Codan Ltd.	29,559	699,986
#	COG Financial Services Ltd.	13,514	20,533
#	Cogstate Ltd.	10,170	18,314
	Coles Group Ltd.	108,303	1,562,006
	Collins Foods Ltd.	32,032	224,039
	Commonwealth Bank of Australia	37,061	4,158,429
	Computershare Ltd.	40,286	962,415
	Credit Corp. Group Ltd.	12,950	121,487
	Dalrymple Bay Infrastructure Ltd.	28,885	83,738
	Data#3 Ltd.	35,101	202,125
#*	Deep Yellow Ltd.	165,295	193,721
	Deterra Royalties Ltd.	39,027	104,047
	Dicker Data Ltd.	17,623	117,963
#	Domino's Pizza Enterprises Ltd.	9,496	113,719
	Downer EDI Ltd.	179,653	907,431
	Duratec Ltd.	16,629	23,165
	Dyno Nobel Ltd.	388,964	818,526
#	Eagers Automotive Ltd.	36,826	819,502
*††	Elanor Investor Group	20,923	2,108
#	Elders Ltd.	41,446	192,226
*	Emeco Holdings Ltd.	92,682	72,698

36

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	116,059	$360,423
#*	EML Payments Ltd.	83,082	52,443
	Enero Group Ltd.	29,929	13,287
	EQT Holdings Ltd.	3,886	63,773
#	Euroz Hartleys Group Ltd.	26,027	17,199
	Evolution Mining Ltd.	418,323	2,960,290
	EVT Ltd.	20,341	192,194
	Fenix Resources Ltd.	123,836	42,533
	Fiducian Group Ltd.	1,993	15,828
††	Firefinch Ltd.	64,123	1,573
*	FleetPartners Group Ltd.	80,526	153,835
	Fleetwood Ltd.	27,378	52,832
#	Flight Centre Travel Group Ltd.	14,510	116,727
	Fortescue Ltd.	130,830	1,819,483
	G8 Education Ltd.	293,389	154,416
	Generation Development Group Ltd.	8,786	41,120
*	Genesis Minerals Ltd.	38,009	144,609
	GR Engineering Services Ltd.	14,306	34,256
	GrainCorp Ltd., Class A	60,232	348,384
	Grange Resources Ltd.	182,933	32,318
	GWA Group Ltd.	51,755	83,619
	Hansen Technologies Ltd.	40,406	147,398
	Harvey Norman Holdings Ltd.	187,170	884,583
	Helia Group Ltd.	115,071	405,851
	Helloworld Travel Ltd.	7,605	9,448
	Horizon Oil Ltd.	274,967	36,898
	HUB24 Ltd.	9,923	739,423
#	IDP Education Ltd.	33,142	121,488
*	IGO Ltd.	98,715	346,135
	Iluka Resources Ltd.	83,927	379,448
	Imdex Ltd.	127,237	286,039
#*	Immutep Ltd. (IMM AU)	157,524	28,828
	Infomedia Ltd.	73,305	80,773
	Inghams Group Ltd.	41,652	65,926
*	Insignia Financial Ltd.	146,460	434,103
	Insurance Australia Group Ltd.	369,883	1,901,511
#	Integral Diagnostics Ltd.	70,158	118,647
*	ioneer Ltd.	87,398	10,565
#	IPD Group Ltd.	5,381	12,956
	IPH Ltd.	6,179	14,899
		Shares	Value»
AUSTRALIA — (Continued)
	IRESS Ltd.	21,765	$126,026
	IVE Group Ltd.	30,663	55,906
#*	James Hardie Industries PLC (JHX AU), CDI	32,811	691,024
	JB Hi-Fi Ltd.	16,235	1,110,577
*	Judo Capital Holdings Ltd.	86,443	95,419
#	Jupiter Mines Ltd.	167,530	28,484
*	Kelly Partners Group Holdings Ltd.	2,398	14,976
#	Kelsian Group Ltd.	21,543	68,588
#	Kogan.com Ltd.	12,896	26,817
	Korvest Ltd.	1,524	13,038
	Lendlease Corp. Ltd.	86,456	313,522
*††	Leo Lithium Ltd.	45,802	0
#	Lifestyle Communities Ltd.	14,952	50,603
#	Lindsay Australia Ltd.	43,558	17,228
	Lovisa Holdings Ltd.	18,314	433,283
	Lycopodium Ltd.	5,847	48,156
*	Lynas Rare Earths Ltd.	63,076	628,828
#	MA Financial Group Ltd.	11,629	73,184
#	Maas Group Holdings Ltd.	18,342	56,910
#	Macmahon Holdings Ltd.	251,756	77,308
	Macquarie Group Ltd.	9,436	1,345,940
*	Macquarie Technology Group Ltd.	2,375	102,736
#	Mader Group Ltd.	1,542	8,952
	Magellan Financial Group Ltd.	31,918	200,617
	McMillan Shakespeare Ltd.	17,072	192,155
	Medibank Pvt Ltd.	220,296	703,072
*	Megaport Ltd.	15,801	169,723
#*	Mesoblast Ltd. (MSB AU)	118,754	194,080
*	Metals X Ltd.	159,703	88,114
*	Mineral Resources Ltd.	17,676	558,252
	Monadelphous Group Ltd.	22,768	346,056
#	Monash IVF Group Ltd.	93,983	42,472
#*	Mount Gibson Iron Ltd.	173,579	40,871
#	Myer Holdings Ltd.	345,926	89,293
	MyState Ltd.	31,457	91,505
*	Nanosonics Ltd.	4,998	14,968

37

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	158,923	$4,530,903
	Navigator Global Investments Ltd.	89,839	146,289
	Netwealth Group Ltd.	23,545	473,913
*	NEXTDC Ltd.	36,319	373,393
	nib holdings Ltd.	114,540	564,521
#	Nick Scali Ltd.	20,475	340,127
	Nine Entertainment Co. Holdings Ltd.	283,777	215,311
	Northern Star Resources Ltd.	168,074	2,710,165
*	Nufarm Ltd.	47,228	64,228
*	Nuix Ltd.	34,737	55,453
	Objective Corp. Ltd.	4,722	57,012
*	OFX Group Ltd.	7,333	2,956
*	Omni Bridgeway Ltd.	49,696	51,819
	oOh!media Ltd.	75,714	68,066
#*	Ora Banda Mining Ltd.	41,916	32,992
	Orica Ltd.	118,489	1,722,870
	Orora Ltd.	189,637	249,452
	Pacific Current Group Ltd.	12,386	83,311
*	Pantoro Gold Ltd.	19,208	64,149
	Peet Ltd.	95,638	119,618
	Perenti Ltd.	251,150	444,824
	Perpetual Ltd.	20,604	258,441
*	PEXA Group Ltd.	32,471	321,505
#*	Pilbara Minerals Ltd.	207,984	447,537
	Pinnacle Investment Management Group Ltd.	1,962	25,265
	Praemium Ltd.	43,406	25,920
	Premier Investments Ltd.	20,214	235,307
	Pro Medicus Ltd.	7,858	1,349,257
#	Propel Funeral Partners Ltd.	13,803	45,282
#	PWR Holdings Ltd.	15,753	87,607
	Qantas Airways Ltd.	59,151	394,072
	QBE Insurance Group Ltd.	244,228	3,168,754
	Qube Holdings Ltd.	274,185	785,797
	Ramelius Resources Ltd.	340,782	737,244
	REA Group Ltd.	3,895	542,717
*	ReadyTech Holdings Ltd.	5,650	8,095
#	Reece Ltd.	11,636	88,827
	Regis Healthcare Ltd.	36,443	176,629
	Regis Resources Ltd.	256,312	1,075,999
	Reliance Worldwide Corp. Ltd.	153,854	417,179
		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	684,974	$426,327
	Ridley Corp. Ltd.	93,481	181,077
	Rio Tinto Ltd.	38,117	3,309,556
*	RPMGlobal Holdings Ltd.	30,765	97,947
*	Sandfire Resources Ltd.	157,817	1,671,520
	SEEK Ltd.	32,463	574,501
*	Select Harvests Ltd.	28,037	71,266
	Servcorp Ltd.	19,474	94,025
	Service Stream Ltd.	178,284	264,494
#*	Seven West Media Ltd.	229,807	20,680
	SGH Ltd.	29,156	923,818
	Shaver Shop Group Ltd.	27,345	25,240
#	Sigma Healthcare Ltd.	449,343	913,543
#*	Silver Mines Ltd.	127,598	14,159
#	Sims Ltd. (SGM AU)	45,692	476,653
	SmartGroup Corp. Ltd.	34,709	185,546
	Solvar Ltd.	41,788	42,741
	Sonic Healthcare Ltd.	23,241	321,669
	Southern Cross Electrical Engineering Ltd.	71,652	115,189
#	Southern Cross Media Group Ltd.	72,250	39,905
*††	SpeedCast International Ltd.	76,667	0
	SRG Global Ltd.	246,151	442,624
#*	St Barbara Ltd.	70,467	23,715
	Steadfast Group Ltd.	137,705	504,457
	Suncorp Group Ltd.	85,860	1,102,176
	Super Retail Group Ltd.	45,712	477,752
*	Superloop Ltd.	116,123	236,912
#*	Syrah Resources Ltd.	170,880	37,985
	Technology One Ltd.	52,874	1,273,419
	Telstra Group Ltd. (TLS AU)	338,668	1,081,988
*	Temple & Webster Group Ltd.	2,199	34,176
	TPG Telecom Ltd.	74,851	270,759
	Transurban Group	116,530	1,102,571
*	Tuas Ltd.	15,134	69,655
*	Tyro Payments Ltd.	56,063	40,687
*	Vault Minerals Ltd.	1,536,469	730,458
	Ventia Services Group Pty. Ltd.	231,378	866,641
Ω	Viva Energy Group Ltd.	175,850	211,079
	Vulcan Steel Ltd.	4,858	23,028

38

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	WEB Travel Group Ltd.	41,618	$113,546
#*	Webjet Group Ltd.	41,618	22,859
	Wesfarmers Ltd.	52,128	2,861,095
*	West African Resources Ltd.	465,998	384,891
	Westgold Resources Ltd.	246,016	849,484
	Westpac Banking Corp.	124,431	3,148,660
	WiseTech Global Ltd.	6,792	306,333
	Woolworths Group Ltd.	57,381	1,066,081
	Worley Ltd.	60,972	569,417
*	Xero Ltd.	9,404	889,667
#	XRF Scientific Ltd.	15,051	20,551
*	Zip Co. Ltd.	76,741	192,836
TOTAL AUSTRALIA			103,384,604
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	3,424	47,539
	ANDRITZ AG	16,089	1,216,422
*	AT&S Austria Technologie & Systemtechnik AG	7,195	267,084
Ω	BAWAG Group AG	16,534	2,136,709
	CA Immobilien Anlagen AG	3,811	105,933
*	CPI Europe AG	4,484	87,411
	Erste Group Bank AG	21,714	2,249,329
*	Eurotelesites AG	12,379	69,064
	EVN AG	10,282	300,049
*	FACC AG	3,544	35,780
*	Immofinanz AG (IIA AV)	11,636	0
*	Lenzing AG	2,438	72,932
	Oesterreichische Post AG	6,530	225,729
	OMV AG	37,618	2,059,440
	Palfinger AG	3,228	120,925
	Porr AG	5,057	160,496
	Raiffeisen Bank International AG	13,015	485,201
	SBO AG	2,222	73,664
	Semperit AG Holding	1,531	22,946
	Strabag SE (STR AV)	2,875	224,926
	Telekom Austria AG	30,306	322,300
*	UBM Development AG	1,080	29,873
	UNIQA Insurance Group AG	23,674	347,804
	Verbund AG	3,211	247,826
		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	$492,762
	voestalpine AG	29,477	1,049,558
	Wienerberger AG	20,174	598,858
	Zumtobel Group AG	7,953	34,229
TOTAL AUSTRIA			13,084,789
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	7,101	1,768,487
	Ageas SA	40,170	2,658,434
*	AGFA-Gevaert NV	41,313	39,540
*	Argenx SE (ARGX US), ADR	758	620,423
	Azelis Group NV	6,023	71,220
	Barco NV	19,688	280,787
	Bekaert SA	9,714	405,781
	Cie d'Entreprises CFE	2,314	23,886
	Colruyt Group NV	9,223	344,442
	Deceuninck NV	27,264	64,894
	Deme Group NV	1,650	249,293
	D'ieteren Group	3,402	621,453
	Econocom Group SA NV	24,500	48,296
	Elia Group SA	5,398	650,612
	EVS Broadcast Equipment SA	2,765	115,608
	Fagron	15,426	366,559
	Gimv NV	7,710	416,326
#	Ion Beam Applications	2,271	28,592
	Jensen-Group NV	968	69,832
	KBC Group NV	24,760	2,978,861
	Kinepolis Group NV	2,797	95,922
	Lotus Bakeries NV	97	846,291
	Melexis NV	3,846	276,808
#*	Ontex Group NV	16,508	120,673
	Proximus SADP	18,700	160,629
	Recticel SA	8,658	85,294
	Sipef NV	865	77,779
	Solvay SA	1,216	37,322
	Syensqo SA	15,897	1,312,238
	Tessenderlo Group SA	5,993	181,024
	UCB SA	10,666	2,742,676
	Umicore SA	13,448	256,084
	Van de Velde NV	1,505	52,479
	VGP NV	2,559	295,631
TOTAL BELGIUM			18,364,176

39

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (0.0%)
*	Aura Minerals, Inc.	2,100	$67,893
CANADA — (11.9%)
*	5N Plus, Inc.	25,189	360,266
	Acadian Timber Corp.	3,200	32,695
*	ACT Energy Technologies Ltd.	4,329	16,357
	ADENTRA, Inc.	5,075	127,259
	Aecon Group, Inc.	15,990	352,508
	AG Growth International, Inc.	3,059	78,691
	AGF Management Ltd., Class B	15,987	159,351
	Agnico Eagle Mines Ltd. (AEM CN)	16,136	2,595,244
#	Agnico Eagle Mines Ltd. (AEM US)	18,919	3,042,364
#*	Aimia, Inc.	17,250	34,253
*	Air Canada	39,621	520,916
	Alamos Gold, Inc. (AGI CN), Class A	34,615	1,067,165
	Alamos Gold, Inc. (AGI US), Class A	45,229	1,392,587
	Algonquin Power & Utilities Corp. (AQN CN)	8,904	49,708
	Algonquin Power & Utilities Corp. (AQN US)	76,000	424,080
	Alimentation Couche-Tard, Inc.	40,418	2,054,112
*	Allied Gold Corp.	4,218	64,177
	AltaGas Ltd.	65,864	1,933,351
	Altus Group Ltd.	4,016	164,987
	Amerigo Resources Ltd.	45,106	98,410
*	Aritzia, Inc.	24,926	1,741,115
	Atco Ltd., Class I	11,767	443,397
	AtkinsRealis Group, Inc.	22,030	1,553,590
*	ATS Corp. (ATS CN)	8,165	224,595
*	ATS Corp. (ATS US)	1,733	47,588
*	AutoCanada, Inc.	4,621	83,323
	B2Gold Corp. (BTG US)	114,500	502,655
	B2Gold Corp. (BTO CN)	214,589	939,413
	Badger Infrastructure Solutions Ltd.	9,086	476,731
	Bank of Montreal (BMO CN)	3,856	479,007
	Bank of Montreal (BMO US)	34,435	4,276,138
		Shares	Value»
CANADA — (Continued)
#	Bank of Nova Scotia (BNS CN)	17,678	$1,159,459
	Bank of Nova Scotia (BNS US)	33,442	2,193,795
#	BCE, Inc. (BCE CN)	548	12,526
#	BCE, Inc. (BCE US)	4,335	99,098
	Bird Construction, Inc.	19,030	408,672
	Black Diamond Group Ltd.	15,142	161,401
*	BlackBerry Ltd.	47,398	231,302
	BMTC Group, Inc.	3,210	29,753
*	Bombardier, Inc. (BBD/A CN), Class A	256	35,435
*	Bombardier, Inc. (BBD/B CN), Class B	12,714	1,776,430
#	Boralex, Inc., Class A	16,696	335,218
#	Boyd Group, Inc.	3,694	590,044
	Brookfield Corp. (BN US)	24,039	1,106,996
	Brookfield Infrastructure Corp., Class A	16,515	748,299
#	Brookfield Renewable Corp.	3,200	138,432
	Brookfield Wealth Solutions Ltd.	468	21,561
#	BRP, Inc. (DOO CN)	5,068	317,909
	BRP, Inc. (DOOO US)	1,277	80,221
*	Calfrac Well Services Ltd.	12,400	27,054
	Calian Group Ltd.	1,700	61,210
	Cameco Corp. (CCJ US)	7,902	807,663
	Canaccord Genuity Group, Inc.	29,719	249,186
*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	64,234
*	Canada Packers, Inc.	4,117	49,109
	Canadian Imperial Bank of Commerce (CM CN)	27,286	2,260,815
	Canadian Imperial Bank of Commerce (CM US)	38,928	3,225,963
	Canadian National Railway Co. (CNI US)	25,983	2,492,030

40

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co. (CNR CN)	99	$9,493
	Canadian Pacific Kansas City Ltd. (CP CN)	534	38,428
	Canadian Pacific Kansas City Ltd. (CP US)	23,557	1,694,926
#	Canadian Tire Corp. Ltd., Class A	14,115	1,618,764
	Canadian Utilities Ltd., Class A	19,741	552,869
*	Canfor Corp.	18,632	162,468
*	Capstone Copper Corp.	101,775	908,505
	Cascades, Inc.	28,823	228,315
	CCL Industries, Inc., Class B	27,956	1,559,501
*	Celestica, Inc. (CLS US)	26,354	9,078,426
	Centerra Gold, Inc.	69,003	808,327
	CES Energy Solutions Corp.	73,300	502,237
	CGI, Inc. (GIB US)	12,994	1,130,478
	CGI, Inc. (GIBA CN)	6,491	564,894
*	Cineplex, Inc.	6,196	55,839
*	Cipher Pharmaceuticals, Inc.	3,000	31,657
	Cogeco Communications, Inc.	2,747	125,075
	Cogeco, Inc.	1,876	78,421
	Colliers International Group, Inc. (CIGI CN)	820	130,815
	Colliers International Group, Inc. (CIGI US)	5,536	883,158
	Computer Modelling Group Ltd.	15,295	58,015
	Constellation Software, Inc.	1,052	2,768,540
	Definity Financial Corp.	21,993	1,023,167
	dentalcorp Holdings Ltd.	14,105	109,618
*	Descartes Systems Group, Inc. (DSGX US)	4,755	419,439
	Dexterra Group, Inc.	13,572	102,960
*	Docebo, Inc.	916	22,956
		Shares	Value»
CANADA — (Continued)
	Dollarama, Inc.	24,451	$3,178,255
	Doman Building Materials Group Ltd.	28,370	179,620
	Dominion Lending Centres, Inc.	2,100	16,470
	DPM Metals, Inc.	83,885	1,794,268
	DREAM Unlimited Corp., Class A	9,274	122,915
	Dye & Durham Ltd.	4,990	18,323
	Dynacor Group, Inc.	9,100	29,456
	ECN Capital Corp.	7,800	15,516
	E-L Financial Corp. Ltd.	30,000	347,795
#*	Eldorado Gold Corp. (EGO US)	28,305	725,730
*	Eldorado Gold Corp. (ELD CN)	36,906	945,975
	Element Fleet Management Corp.	103,182	2,783,056
	Empire Co. Ltd., Class A	32,164	1,092,734
	Enbridge, Inc. (ENB CN)	23,766	1,108,205
	Enbridge, Inc. (ENB US)	33,548	1,564,008
	Endeavour Mining PLC	50,601	2,027,209
#*	Endeavour Silver Corp. (EXK US)	34,697	284,515
	Enerflex Ltd. (EFX CN)	8,801	110,754
	Enerflex Ltd. (EFXT US)	25,143	316,550
	Enghouse Systems Ltd.	3,793	56,278
*	Ensign Energy Services, Inc.	32,317	59,217
#	EQB, Inc.	9,000	574,119
*	Equinox Gold Corp. (EQX CN)	11,142	122,419
#*	Equinox Gold Corp. (EQX US)	66,442	728,869
#*	ERO Copper Corp. (ERO CN)	11,587	247,428
*	ERO Copper Corp. (ERO US)	13,015	277,870
	Evertz Technologies Ltd.	6,506	59,468
#	Exchange Income Corp.	6,358	348,329
	Exco Technologies Ltd.	4,601	21,454

41

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Extendicare, Inc.	21,418	$245,248
	Fairfax Financial Holdings Ltd.	1,003	1,628,406
#	Fiera Capital Corp.	20,325	91,151
	Finning International, Inc.	38,030	2,056,665
*	Firan Technology Group Corp.	3,300	25,693
	Firm Capital Mortgage Investment Corp.	9,400	78,548
	First Majestic Silver Corp. (AG US)	48,113	614,403
*	First Quantum Minerals Ltd.	117,105	2,431,356
	FirstService Corp. (FSV CN)	1,700	270,609
	FirstService Corp. (FSV US)	4,276	681,637
*	Foraco International SA	13,200	19,482
	Fortis, Inc. (FTS CN)	22,800	1,146,055
*	Fortuna Mining Corp. (FSM US)	37,710	311,862
*	Fortuna Mining Corp. (FVI CN)	36,107	298,372
*	Galiano Gold, Inc.	24,802	59,417
*	GDI Integrated Facility Services, Inc.	3,200	67,306
	George Weston Ltd.	20,667	1,256,627
	GFL Environmental, Inc.	7,580	331,170
	Gibson Energy, Inc.	42,524	724,929
#	Gildan Activewear, Inc. (GIL CN)	2,100	122,462
#	Gildan Activewear, Inc. (GIL US)	34,643	2,019,340
#	goeasy Ltd.	3,750	450,920
*	GoGold Resources, Inc.	39,468	72,039
	Great-West Lifeco, Inc.	14,725	624,255
	Guardian Capital Group Ltd., Class A	5,228	249,593
*	Haivision Systems, Inc.	5,100	18,654
	Hammond Power Solutions, Inc.	2,300	350,932
	High Liner Foods, Inc.	5,650	68,321
	Hudbay Minerals, Inc. (HBM CN)	57,861	927,387
	Hudbay Minerals, Inc. (HBM US)	58,799	940,784
Ω	Hydro One Ltd.	18,600	686,020
		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	24,300	$2,868,424
*	IAMGOLD Corp. (IAG US)	47,139	545,870
*	IAMGOLD Corp. (IMG CN)	123,812	1,433,608
	IGM Financial, Inc.	17,564	675,611
	Information Services Corp.	3,800	100,544
	Intact Financial Corp.	12,347	2,303,195
*	Interfor Corp.	12,669	71,450
*	Ivanhoe Mines Ltd., Class A	13,175	131,792
Ω	Jamieson Wellness, Inc.	5,532	137,339
*	Journey Energy, Inc.	5,500	15,137
*	K92 Mining, Inc.	69,253	920,872
	K-Bro Linen, Inc.	3,554	95,403
	Keyera Corp.	60,078	1,773,791
*	Kinaxis, Inc.	642	77,742
	Kinross Gold Corp. (K CN)	304,121	7,073,136
	Kinross Gold Corp. (KGC US)	9,617	223,499
*	Kiwetinohk Energy Corp.	1,200	20,996
*	Knight Therapeutics, Inc.	18,922	78,788
	KP Tissue, Inc.	3,500	23,532
#	Labrador Iron Ore Royalty Corp.	16,209	334,454
*	Laramide Resources Ltd.	28,500	14,427
	Laurentian Bank of Canada	11,551	274,249
	Leon's Furniture Ltd.	8,006	166,736
#*	Lightspeed Commerce, Inc. (LSPD US)	32,434	389,208
	Linamar Corp.	11,254	609,419
	Loblaw Cos. Ltd.	34,844	1,384,767
#*	Lucara Diamond Corp.	114,752	14,727
	Lundin Gold, Inc.	31,311	2,128,626
	Lundin Mining Corp.	189,206	3,043,376
	Magellan Aerospace Corp.	2,725	33,476
	Magna International, Inc. (MG CN)	12,585	594,547
	Magna International, Inc. (MGA US)	41,856	1,976,022
	Mainstreet Equity Corp.	900	121,125

42

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	19,412	$170,930
	Manulife Financial Corp. (MFC US)	71,468	2,313,419
	Maple Leaf Foods, Inc.	20,585	395,688
	Martinrea International, Inc.	13,134	94,767
*	Mattr Corp.	10,271	80,115
	McCoy Global, Inc.	3,800	9,537
*	MDA Space Ltd.	10,609	207,104
	Medical Facilities Corp.	6,857	70,645
	Melcor Developments Ltd.	3,200	33,653
	Metro, Inc.	24,178	1,611,662
	Morguard Corp.	300	24,883
	MTY Food Group, Inc.	3,778	91,154
#	Mullen Group Ltd.	21,578	216,926
	National Bank of Canada	28,793	3,216,950
	Neo Performance Materials, Inc.	3,400	46,883
*	New Gold, Inc. (NGD CN)	152,827	1,125,595
*	New Gold, Inc. (NGD US)	93,356	685,233
*	NFI Group, Inc.	17,971	183,740
	North American Construction Group Ltd. (NOA CN)	7,400	115,230
	North West Co., Inc.	13,509	438,244
#	Northland Power, Inc.	24,247	443,086
	Nutrien Ltd. (NTR CN)	1,300	70,805
	Nutrien Ltd. (NTR US)	54,316	2,957,515
	OceanaGold Corp.	67,888	1,518,418
	Onex Corp.	17,120	1,489,173
	Open Text Corp. (OTEX CN)	1,630	62,536
	Open Text Corp. (OTEX US)	50,053	1,919,533
	OR Royalties, Inc. (OR CN)	89	2,868
	OR Royalties, Inc. (OR US)	4,791	153,216
*	Orla Mining Ltd. (ORLA US)	14,309	147,669
	Pan American Silver Corp. (PAAS CN)	17,203	605,917
#	Pan American Silver Corp. (PAAS US)	69,527	2,448,040
		Shares	Value»
CANADA — (Continued)
	Parkland Corp.	35,725	$1,017,840
	Pason Systems, Inc.	15,041	128,152
	Pembina Pipeline Corp. (PBA US)	65,484	2,477,260
	Pet Valu Holdings Ltd.	4,878	121,033
	PHX Energy Services Corp.	13,038	70,835
	Pizza Pizza Royalty Corp.	7,900	87,362
	Polaris Renewable Energy, Inc.	6,500	60,340
#	PrairieSky Royalty Ltd.	38,224	686,236
*	Precision Drilling Corp. (PD CN)	998	59,883
*	Precision Drilling Corp. (PDS US)	2,694	161,419
	Premium Brands Holdings Corp.	10,355	713,934
#	Propel Holdings, Inc.	5,900	107,353
#*	Quarterhill, Inc.	31,600	24,558
	Quebecor, Inc., Class B	41,685	1,329,712
	RB Global, Inc. (RBA US)	11,873	1,178,039
	Restaurant Brands International, Inc. (QSR US)	22,306	1,465,281
	Richelieu Hardware Ltd.	10,013	274,500
	Rogers Communications, Inc. (RCI US), Class B	17,335	678,492
#	Rogers Communications, Inc. (RCIB CN), Class B	3,029	118,543
	Rogers Sugar, Inc.	29,000	127,782
#	Royal Bank of Canada (RY CN)	25,032	3,667,124
	Royal Bank of Canada (RY US)	93,869	13,751,808
	Russel Metals, Inc.	18,045	558,507
	Saputo, Inc.	41,892	1,012,242
	Savaria Corp.	12,074	189,475
*	Seabridge Gold, Inc. (SA US)	8,910	212,325
	Secure Waste Infrastructure Corp.	69,338	865,645
*	Shopify, Inc. (SHOP US), Class A	6,770	1,177,032

43

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sienna Senior Living, Inc.	15,782	$215,370
*	Source Energy Services Ltd.	3,700	32,474
	South Bow Corp.	18,611	482,583
	Sprott, Inc. (SII US)	4,746	388,935
*	SSR Mining, Inc. (SSRM CN)	27,376	618,942
*	SSR Mining, Inc. (SSRM US)	22,172	500,200
	Stantec, Inc. (STN CN)	5,001	553,816
	Stantec, Inc. (STN US)	11,124	1,233,429
	Stella-Jones, Inc.	12,695	720,580
*Ω	STEP Energy Services Ltd.	6,300	24,570
	StorageVault Canada, Inc.	38,826	137,028
#	Sun Life Financial, Inc. (SLF CN)	31,106	1,892,020
	Sun Life Financial, Inc. (SLF US)	37,024	2,253,281
*	SunOpta, Inc. (STKL US)	700	3,654
#	Superior Plus Corp.	46,213	262,935
	Sylogist Ltd.	3,900	18,769
*	Taseko Mines Ltd. (TGB US)	30,417	137,789
*	Taseko Mines Ltd. (TKO CN)	48,479	219,487
	TELUS Corp.	9,014	131,815
*	TELUS International CDA, Inc.	1,242	5,589
*	Tenaz Energy Corp.	3,700	70,594
	TerraVest Industries, Inc.	2,849	275,810
	TFI International, Inc. (TFII CN)	8,716	783,262
	TFI International, Inc. (TFII US)	1,564	140,338
#	Thomson Reuters Corp. (TRI US)	4,179	639,638
	Timbercreek Financial Corp.	17,235	81,595
	TMX Group Ltd.	19,591	722,571
*	Torex Gold Resources, Inc.	36,899	1,524,315
#	Toromont Industries Ltd.	15,827	1,901,542
	Toronto-Dominion Bank (TD CN)	7,237	594,213
	Toronto-Dominion Bank (TD US)	70,974	5,829,095
		Shares	Value»
CANADA — (Continued)
	Total Energy Services, Inc.	11,308	$113,681
	Transcontinental, Inc., Class A	21,110	296,357
	Trican Well Service Ltd.	58,515	219,033
	Triple Flag Precious Metals Corp. (TFPM CN)	200	5,554
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	195,871
*	Trisura Group Ltd. (TSU CN)	7,457	205,492
*	Valeura Energy, Inc.	13,661	64,869
	Vecima Networks, Inc.	1,615	11,618
	VersaBank (VBNK CN)	2,400	28,645
	VersaBank (VBNK US)	1,100	13,057
*††	Victoria Gold Corp./Vancouver	11,300	725
*	Vitalhub Corp.	2,368	18,504
	Wajax Corp.	7,419	131,554
*	Wall Financial Corp.	700	7,881
	Waste Connections, Inc. (WCN US)	10,716	1,796,859
*	Wesdome Gold Mines Ltd.	46,700	704,554
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	987,981
	Westshore Terminals Investment Corp.	8,046	147,892
	Wheaton Precious Metals Corp. (WPM US)	3,522	339,943
	Winpak Ltd.	8,205	251,670
	WSP Global, Inc.	9,281	1,774,345
	Yellow Pages Ltd.	2,901	22,752
TOTAL CANADA			221,378,397
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	964,089
#*	Tongda Group Holdings Ltd.	28,999	17,190
TOTAL CHINA			981,279

44

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (1.5%)
*	ALK-Abello AS	32,472	$1,071,200
	Alm Brand AS	198,447	558,489
#	Ambu AS, Class B	39,647	616,689
	AP Moller - Maersk AS (MAERSKA DC), Class A	223	459,638
	AP Moller - Maersk AS (MAERSKB DC), Class B	338	694,903
*	Bang & Olufsen AS	12,885	26,341
#	cBrain AS	2,298	53,512
	Coloplast AS, Class B	6,166	557,680
	Columbus AS	25,009	37,374
	Danske Bank AS	61,163	2,733,570
*	Demant AS	16,820	559,604
*	Dfds AS	4,154	58,572
#	DSV AS	8,762	1,869,883
	FLSmidth & Co. AS	14,063	1,095,221
	Foroya Banki P	1,197	40,443
*	GN Store Nord AS	14,928	261,398
	GronlandsBANKEN AS	259	34,990
#*	Huscompagniet AS	250	1,668
	ISS AS	31,880	1,004,823
	Jeudan AS	1,620	51,331
	Jyske Bank AS	15,613	1,835,109
	Matas AS	10,756	213,526
	MT Hoejgaard Holding AS	342	22,435
#*Ω	Netcompany Group AS	5,961	297,860
*	Nilfisk Holding AS	1,822	30,243
*	NKT AS	14,984	1,677,321
*Ω	NNIT AS	3,366	28,753
#*	NTG Nordic Transport Group AS	739	20,854
*Ω	Orsted AS	19,749	353,690
	Pandora AS	15,813	2,115,917
	Parken Sport & Entertainment AS	1,139	25,395
	Per Aarsleff Holding AS	4,795	544,489
	Ringkjoebing Landbobank AS	6,693	1,513,660
	Rockwool AS, Class A	10,550	361,360
	Rockwool AS, Class B	28,199	966,258
*	RTX AS	1,768	29,482
	Schouw & Co. AS	3,662	336,692
	Solar AS, Class B	1,575	49,973
	SP Group AS	1,103	49,746
	Sparekassen Sjaelland-Fyn AS	1,955	101,713
		Shares	Value»
DENMARK — (Continued)
	Sydbank AS	16,028	$1,368,331
	TCM Group AS	1,798	20,021
#	Tivoli AS	661	60,413
	TORM PLC, Class A	7,984	172,221
*	Trifork Group AG	793	10,472
#	Tryg AS	56,691	1,397,375
	UIE PLC	3,870	188,137
	Vestas Wind Systems AS	96,367	1,970,908
TOTAL DENMARK			27,549,683
FINLAND — (1.8%)
	Aktia Bank OYJ	13,319	164,260
	Alandsbanken Abp, Class B	1,334	69,655
	Alma Media OYJ	6,819	116,369
	Aspo OYJ	9,512	68,646
	Atria OYJ	4,031	63,701
	Digia OYJ	3,511	24,525
	Elisa OYJ	33,228	1,464,165
#Ω	Enento Group OYJ	2,714	48,252
#	eQ OYJ	1,501	19,031
#	Fiskars OYJ Abp	6,389	96,332
	Fortum OYJ	65,046	1,450,521
	F-Secure OYJ	21,549	42,548
	Gofore OYJ	928	15,134
	Harvia OYJ	2,878	120,282
	Hiab OYJ	11,710	648,503
	Huhtamaki OYJ	22,410	753,129
	Kalmar OYJ, Class B	11,710	485,143
	Kemira OYJ	29,190	642,450
	Kesko OYJ (KESKOA FH), Class A	19,306	412,665
	Kesko OYJ (KESKOB FH), Class B	71,306	1,504,172
*	Kojamo OYJ	5,454	66,087
	Kone OYJ, Class B	27,101	1,810,700
	Konecranes OYJ	18,436	1,819,773
	Lassila & Tikanoja OYJ	5,744	65,796
*	Lindex Group OYJ	19,336	60,317
	Mandatum OYJ	86,348	619,310
	Marimekko OYJ	5,734	84,524
#	Metsa Board OYJ (METSB FH), Class B	21,843	74,097
#	Metso OYJ	123,378	2,023,275
	Neste OYJ	25,254	523,280
#	Nokia OYJ (NOK US), Sponsored ADR	15,414	106,511
	Nokia OYJ (NOKIA FH)	319,181	2,177,228
	Nokian Renkaat OYJ	17,217	173,621

45

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp (NDA FH)	239,691	$4,100,347
	Nordea Bank Abp (NDA SS)	83,521	1,427,178
#	Oma Saastopankki OYJ	2,640	33,358
	Oriola OYJ (OKDBV FH), Class B	29,976	40,792
	Outokumpu OYJ	70,982	305,301
	Ponsse OYJ	2,132	62,427
	Puuilo OYJ	12,804	209,651
*	QT Group OYJ	2,337	95,755
	Raisio OYJ, Class V	26,117	75,722
#*	Remedy Entertainment OYJ	696	10,995
	Revenio Group OYJ	4,522	126,213
	Sampo OYJ, Class A	255,340	2,844,668
	Sanoma OYJ	22,570	275,862
	Scanfil OYJ	3,322	41,896
#	Stora Enso OYJ, Class R	112,750	1,312,878
	Taaleri PLC	5,092	42,265
	TietoEVRY OYJ	15,874	340,711
#	Tokmanni Group Corp.	12,950	128,011
#	UPM-Kymmene OYJ	62,236	1,669,935
	Vaisala OYJ, Class A	4,717	232,901
#	Valmet OYJ	36,322	1,181,869
	Wartsila OYJ Abp	50,970	1,667,604
#*	WithSecure OYJ	20,438	40,471
*	YIT OYJ	18,643	63,017
TOTAL FINLAND			34,143,829
FRANCE — (6.6%)
*	74Software SA	3,271	134,926
	Aeroports de Paris SA	6,644	911,430
	Air Liquide SA	840	162,573
	AKWEL SADIR	2,771	35,433
*	Alstom SA	82,189	2,055,348
#	Altamir	3,848	121,727
	Alten SA	6,924	570,228
Ω	Amundi SA	9,891	733,243
#*Ω	Aramis Group SAS	5,304	38,423
	Arkema SA	11,997	712,174
	Assystem SA	1,573	78,893
	Aubay	1,025	59,112
	AXA SA	62,944	2,731,040
Ω	Ayvens SA	32,328	431,297
*	Bastide le Confort Medical	789	22,462
	Beneteau SACA	6,553	63,164
	BioMerieux	5,499	708,000
	BNP Paribas SA	44,394	3,438,668
		Shares	Value»
FRANCE — (Continued)
	Boiron SA	1,017	$32,938
	Bollore SE	89,815	500,124
	Bonduelle SCA	995	10,196
	Bouygues SA	51,776	2,337,071
	Bureau Veritas SA	55,955	1,838,818
	Capgemini SE	11,765	1,809,991
	Carrefour SA	143,062	2,154,649
	CBo Territoria	5,862	24,594
*	Cegedim SA	1,934	25,405
	Cie de Saint-Gobain SA	53,619	5,204,368
	Cie des Alpes	5,170	118,603
	Cie Generale des Etablissements Michelin SCA	136,014	4,345,023
*	Clariane SE	20,511	88,180
	Coface SA	32,253	568,049
	Credit Agricole SA	77,117	1,392,067
	Danone SA	31,870	2,814,651
	Dassault Systemes SE	12,960	368,812
	Derichebourg SA	26,657	181,842
	Edenred SE	28,710	825,245
	Eiffage SA	19,347	2,380,643
#*	Ekinops SAS	1,391	2,523
	Electricite de Strasbourg SA	80	16,138
*Ω	Elior Group SA	15,493	50,032
	Elis SA	59,003	1,643,183
	Engie SA	340,667	7,976,020
	EssilorLuxottica SA	6,264	2,293,994
	Esso SA Francaise	745	83,764
	Eurazeo SE	10,124	690,132
Ω	Euronext NV	12,266	1,752,955
#*	Eutelsat Communications SACA	30,479	117,916
	Fnac Darty SA (0QSH LI)	903	29,450
	Fnac Darty SA (FNAC FP)	1,986	65,040
*	Forvia SE (1EO IM)	1,747	22,473
*	Forvia SE (FRVIA FP)	7,556	96,759
	Gaztransport Et Technigaz SA	8,586	1,700,285
	Getlink SE	58,432	1,066,572
	GL Events SACA	3,535	112,893
	Groupe Crit SA	826	59,061
#*	Guerbet	1,251	22,958
	Hermes International SCA	1,349	3,338,045
*	ID Logistics Group SACA	820	372,432
	Imerys SA	3,467	85,399

46

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Infotel SA	935	$43,431
	Interparfums SA	2,837	93,321
	Ipsen SA	9,120	1,281,645
	IPSOS SA	11,077	424,597
	Jacquet Metals SACA	3,271	66,045
	JCDecaux SE	14,991	272,754
	Kaufman & Broad SA	2,881	96,952
	Kering SA	4,638	1,647,032
	Lectra	693	18,378
	Legrand SA	15,529	2,681,667
	Linedata Services	158	8,171
	LISI SA	2,450	143,509
	LNA Sante SA	1,295	36,108
	L'Oreal SA	7,964	3,323,467
*	Lumibird	484	12,123
	LVMH Moet Hennessy Louis Vuitton SE	14,509	10,255,289
#*Ω	Maisons du Monde SA	7,630	17,983
	Manitou BF SA	2,114	42,460
	Mersen SA	5,268	133,157
	Metropole Television SA	6,241	86,103
	Nexans SA	9,075	1,277,780
	NRJ Group	4,221	39,205
	Oeneo SA	3,475	37,010
	Opmobility	8,998	146,970
	Orange SA (ORA FP)	408,891	6,540,770
*	OVH Groupe SA	6,427	60,257
*	Pierre Et Vacances SA	14,537	27,240
	Pluxee NV	14,835	286,576
	Publicis Groupe SA (PUB FP)	25,081	2,513,846
	Quadient SA	5,070	87,262
	Renault SA	45,326	1,761,331
	Rexel SA	49,214	1,706,494
	Robertet SA	58	55,665
	Rubis SCA	8,717	316,531
	SA d'Explosifs et de Produits Chimiques	146	34,003
	Samse SACA	114	16,486
	Savencia SA	1,026	73,811
	Schneider Electric SE (SU FP)	9,469	2,698,000
	SCOR SE	41,121	1,244,806
#	SEB SA	4,007	221,723
#	Seche Environnement SACA	643	52,058
	SES SA	99,058	759,019
*Ω	SMCP SA	10,385	73,138
	Societe BIC SA	4,691	261,015
	Societe Generale SA	68,159	4,322,685
	Societe LDC SADIR	1,552	165,113
*	SOITEC	1,419	67,132
		Shares	Value»
FRANCE — (Continued)
	Sopra Steria Group	4,059	$631,846
	SPIE SA	40,521	2,062,209
#	Stef SA	1,222	170,457
	STMicroelectronics NV (STM FP)	39,978	981,695
	STMicroelectronics NV (STM US)	4,154	101,648
	Sword Group	2,115	89,498
	Synergie SE	2,137	82,777
	Technip Energies NV	36,697	1,491,148
	Teleperformance SE	11,642	831,338
	Television Francaise 1 SA	10,148	92,839
	Thermador Groupe	1,621	142,733
	Tikehau Capital SCA	6,624	137,594
	Trigano SA	2,127	353,955
*	Ubisoft Entertainment SA	3,630	32,409
	Valeo SE	19,318	267,076
	Vallourec SACA	55,614	1,036,893
	Veolia Environnement SA (VIE FP)	36,542	1,207,607
	Vetoquinol SA	539	46,352
	VIEL & Cie SA	1,966	39,903
	Vinci SA	40,527	5,419,118
	Virbac SACA	756	309,130
*	Viridien	486	59,513
	Vivendi SE	102,024	367,487
#*	Voltalia SA	4,440	36,541
	VusionGroup	782	217,358
#	Wavestone	966	57,484
*Ω	X-Fab Silicon Foundries SE	11,463	72,737
TOTAL FRANCE			123,496,897
GERMANY — (7.3%)
	1&1 AG	9,160	226,173
	Adesso SE	821	88,654
	adidas AG	13,228	2,501,182
	Adtran Networks SE	552	13,748
	AIXTRON SE	23,813	381,602
	All for One Group SE	614	28,880
	Allgeier SE	1,476	31,116
	Allianz SE (ALV GR)	12,224	4,912,112
	AlzChem Group AG	1,743	335,793
	Amadeus Fire AG	775	47,134
*	Aroundtown SA	42,368	151,401
	Atoss Software SE	2,472	331,533
Ω	Aumann AG	1,986	28,819
*	Aumovio SE	14,228	611,716
	Aurubis AG	8,547	1,114,416
	BASF SE	185,841	9,169,733
	Bayerische Motoren Werke AG	25,662	2,392,849

47

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	BayWa AG (BYW6 GR)	1,222	$7,264
	Bechtle AG	18,395	777,550
Ω	Befesa SA	5,418	179,434
	Bertrandt AG	1,410	32,549
	Bijou Brigitte AG	1,184	55,558
	Bilfinger SE	7,107	766,792
	Borussia Dortmund GmbH & Co. KGaA	16,875	66,701
#	Brenntag SE	29,776	1,653,721
	CANCOM SE (COK GR)	5,654	160,836
	Carl Zeiss Meditec AG	4,766	241,736
*	Ceconomy AG	32,902	168,446
#*	CENIT AG	1,138	9,266
	Cewe Stiftung & Co. KGaA	1,993	228,361
	Commerzbank AG	128,806	4,696,638
	Continental AG	28,456	2,174,376
*	Covestro AG	33,379	2,331,380
	CTS Eventim AG & Co. KGaA	14,075	1,260,998
	Daimler Truck Holding AG	101,301	4,060,413
#	Deutsche Bank AG (DB US)	115,050	4,115,338
	Deutsche Beteiligungs AG	2,314	63,397
	Deutsche Boerse AG	12,886	3,263,250
	Deutsche EuroShop AG	2,146	45,887
Ω	Deutsche Pfandbriefbank AG	5,196	27,329
	Deutsche Post AG	159,283	7,318,472
	Deutsche Telekom AG (DTE GR)	387,487	12,002,476
	Deutsche Wohnen SE	6,411	159,780
	Deutz AG	16,578	164,319
	Draegerwerk AG & Co. KGaA	760	53,521
	Duerr AG	11,000	256,571
Ω	DWS Group GmbH & Co. KGaA	9,715	621,950
	E.ON SE	347,607	6,467,706
	Eckert & Ziegler SE	9,564	186,907
*	EDAG Engineering Group AG	3,367	26,809
	Elmos Semiconductor SE	2,333	220,630
	ElringKlinger AG	5,316	24,812
#	Energiekontor AG	2,205	86,036
	Fabasoft AG	1,317	22,912
		Shares	Value»
GERMANY — (Continued)
	Fielmann Group AG	4,967	$271,266
	flatexDEGIRO AG	24,129	915,260
*	Fraport AG Frankfurt Airport Services Worldwide	10,259	879,347
	Freenet AG	35,489	1,103,631
	Fresenius Medical Care AG (FME GR)	38,276	2,054,933
	Friedrich Vorwerk Group SE	2,185	235,253
	FUCHS SE	7,453	264,374
	GEA Group AG	41,003	2,932,847
#	Gerresheimer AG	4,363	138,872
	Gesco SE	2,374	43,492
#	GFT Technologies SE	5,152	105,838
*	Grand City Properties SA	5,814	74,031
#	Grenke AG	3,752	64,647
	Hannover Rueck SE	7,999	2,283,542
#Ω	Hapag-Lloyd AG	3,415	491,013
#*	Heidelberger Druckmaschinen AG	36,062	81,332
	Hella GmbH & Co. KGaA	139	12,939
*	HelloFresh SE	8,513	69,011
	Henkel AG & Co. KGaA	10,019	748,154
	Hensoldt AG	14,283	1,522,534
	HOCHTIEF AG	3,146	903,024
*	HomeToGo SE	3,187	5,678
	Hornbach Holding AG & Co. KGaA	3,106	310,778
	HUGO BOSS AG	7,929	351,770
	Indus Holding AG	3,457	89,528
	Infineon Technologies AG (IFX GR)	87,103	3,457,370
	Init Innovation in Traffic Systems SE	1,284	69,212
Ω	Instone Real Estate Group SE	7,300	69,871
	IVU Traffic Technologies AG	2,195	51,904
	Jenoptik AG	9,603	216,893
Ω	JOST Werke SE	3,281	191,150
#	K&S AG	29,480	384,048
	KION Group AG	21,230	1,508,485
#	Kloeckner & Co. SE	2,749	17,578
	Knorr-Bremse AG	13,971	1,299,973
*	Koenig & Bauer AG	2,712	41,617
	Kontron AG	9,345	244,264
	Krones AG	3,801	552,089
	KWS Saat SE & Co. KGaA	2,638	203,347

48

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	13,420	$319,578
	LEG Immobilien SE	8,994	685,471
	Leifheit AG	1,652	28,369
*	LPKF Laser & Electronics SE	2,771	21,063
#*	MAX Automation SE	1,137	7,474
*	Medios AG	322	4,532
	Mercedes-Benz Group AG	67,651	4,389,504
	MLP SE	19,862	163,016
	MTU Aero Engines AG	4,278	1,869,593
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,555	3,436,845
	Mutares SE & Co. KGaA	4,183	133,531
	Nagarro SE	1,208	67,374
	Nemetschek SE	11,388	1,315,889
*	Nordex SE	23,227	685,910
	Norma Group SE	3,037	49,280
#	Patrizia SE	8,314	69,619
*	Pentixapharm Holding AG	3,188	5,662
	Pfeiffer Vacuum Technology AG	548	98,520
	ProCredit Holding AG	6,561	58,593
	Puma SE (PUM GR)	16,513	351,114
*	PVA TePla AG	5,120	156,570
	PWO AG	549	18,485
*	q.beyond AG	24,716	24,300
	Rational AG	1,093	801,823
	RTL Group SA	7,640	294,988
	SAF-Holland SE	6,237	101,456
	Salzgitter AG	5,641	183,061
	SAP SE (SAP GR)	17,342	4,510,175
#	Schaeffler AG	35,867	290,989
Ω	Scout24 SE	9,448	1,092,626
	Secunet Security Networks AG	364	83,620
*	SFC Energy AG	761	13,875
*	SGL Carbon SE	12,199	43,199
*	Siemens Energy AG	19,692	2,453,334
#	Siltronic AG	1,901	117,394
	Sixt SE	3,252	285,876
#*	SMA Solar Technology AG	840	25,193
	Stabilus SE	457	11,473
	STRATEC SE	599	16,203
	Stroeer SE & Co. KGaA	6,298	275,563
	Suedzucker AG	12,519	138,071
#	SUSS MicroTec SE	3,494	112,281
	Symrise AG	20,771	1,717,741
	TAG Immobilien AG	29,304	486,473
		Shares	Value»
GERMANY — (Continued)
	Takkt AG	3,200	$16,619
*	Talanx AG	11,947	1,454,802
*Ω	TeamViewer SE	12,959	95,387
	Technotrans SE	1,771	72,799
	thyssenkrupp AG	135,930	1,424,457
*	Tkms AG& Co. KGaA	6,796	640,381
*	TUI AG	121,469	1,035,021
	United Internet AG	18,264	563,843
	Verbio SE	6,536	116,094
	Volkswagen AG	913	96,305
	Vonovia SE	35,459	1,065,747
	Vossloh AG	2,532	230,926
	Wacker Chemie AG	2,937	231,642
	Wacker Neuson SE	8,807	191,762
	Washtec AG	2,632	125,261
	Wuestenrot & Wuerttembergische AG	4,857	79,177
*Ω	Zalando SE	42,338	1,186,420
TOTAL GERMANY			136,270,226
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	38,000	37,031
	AIA Group Ltd.	531,400	5,170,910
*	Allied Group Ltd.	50,000	15,462
	APAC Resources Ltd.	26,588	6,612
	Asia Financial Holdings Ltd.	40,000	22,636
	ASMPT Ltd.	57,100	601,022
	Bank of East Asia Ltd.	184,732	318,071
	Best Mart 360 Holdings Ltd.	40,000	10,704
	BOC Hong Kong Holdings Ltd.	177,000	869,728
#*	Bright Smart Securities & Commodities Group Ltd.	208,000	260,506
	Cafe de Coral Holdings Ltd.	40,000	32,311
	Cathay Pacific Airways Ltd.	298,000	424,210
	Chevalier International Holdings Ltd.	12,000	5,956
*	China Energy Development Holdings Ltd.	1,428,000	6,259
	China Motor Bus Co. Ltd.	1,400	10,584
*	China Star Entertainment Ltd.	180,000	50,284

49

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chinese Estates Holdings Ltd.	121,000	$20,358
	Chow Sang Sang Holdings International Ltd.	77,000	137,782
	CITIC Telecom International Holdings Ltd.	495,000	157,370
	CK Asset Holdings Ltd.	145,069	717,692
	CK Hutchison Holdings Ltd.	94,000	623,358
	C-Mer Medical Holdings Ltd.	108,000	25,305
#††	Convoy, Inc.	576,000	2,320
*	Cowell e Holdings, Inc.	43,000	170,826
Ω	Crystal International Group Ltd.	129,500	113,510
*	CSC Holdings Ltd.	2,830,000	12,372
	Dah Sing Banking Group Ltd.	86,128	121,920
	Dah Sing Financial Holdings Ltd.	35,320	163,314
*	Deep Source Holdings Ltd.	890,000	87,076
	Dickson Concepts International Ltd.	43,500	29,417
	Dream International Ltd.	32,000	40,130
	Dynamic Holdings Ltd.	8,000	12,542
	Eagle Nice International Holdings Ltd.	74,000	34,501
	Emperor Watch & Jewellery Ltd.	810,000	29,698
*	ENM Holdings Ltd.	376,000	14,274
	Far East Consortium International Ltd.	300,377	29,386
#*Ω	FIT Hon Teng Ltd.	380,000	284,295
	FSE Lifestyle Services Ltd.	29,000	21,573
	Giordano International Ltd.	204,000	38,826
	Glorious Sun Enterprises Ltd.	80,000	13,701
*††	Gold Financial Holdings Ltd.	38,000	0
	Great Eagle Holdings Ltd.	21,520	40,298
	G-Resources Group Ltd.	94,760	98,538
		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	204,000	$100,048
	Hang Lung Group Ltd.	107,000	203,609
	Hang Lung Properties Ltd.	197,811	220,271
	Hang Seng Bank Ltd.	24,000	467,879
	HKT Trust & HKT Ltd.	597,000	871,723
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,482,061
	Hong Kong Ferry Holdings Co. Ltd.	28,000	17,358
*	Hongkong & Shanghai Hotels Ltd.	106,511	84,227
Ω	Honma Golf Ltd.	25,000	10,716
	Hutchison Telecommunications Hong Kong Holdings Ltd.	232,000	32,520
	Hysan Development Co. Ltd.	56,000	116,018
	IGG, Inc.	197,000	98,748
Ω	Impro Precision Industries Ltd.	111,000	71,447
	Jacobson Pharma Corp. Ltd.	56,000	10,437
	JBM Healthcare Ltd.	36,000	13,687
#	Johnson Electric Holdings Ltd.	91,569	429,669
	K Wah International Holdings Ltd.	181,000	51,459
	Karrie International Holdings Ltd.	80,000	29,113
	Kerry Properties Ltd.	136,000	342,783
	KLN Logistics Group Ltd.	82,500	76,352
	Kowloon Development Co. Ltd.	112,122	54,560
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	1,434	94
	Liu Chong Hing Investment Ltd.	46,000	25,932
	Luk Fook Holdings International Ltd.	70,000	223,806
	Man Wah Holdings Ltd.	408,400	249,321
*	Midland Holdings Ltd.	80,000	22,575
	Miramar Hotel & Investment	56,000	70,346

50

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	72,000	$48,396
#	MTR Corp. Ltd.	47,920	175,804
	Nameson Holdings Ltd.	98,000	11,218
#*	New World Development Co. Ltd.	95,270	88,185
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	52,692
	Orbusneich Medical Group Holdings Ltd.	16,500	9,525
	Oriental Watch Holdings	113,457	49,646
*	Oshidori International Holdings Ltd.	1,002,000	64,727
	Pacific Basin Shipping Ltd.	309,000	102,340
	Pacific Textiles Holdings Ltd.	158,000	29,487
#	PAX Global Technology Ltd.	128,000	87,695
	PC Partner Group Ltd.	60,000	48,010
	PCCW Ltd.	810,797	579,209
	Perfect Medical Health Management Ltd.	88,000	15,627
	Pico Far East Holdings Ltd.	230,000	77,623
#	Plover Bay Technologies Ltd.	71,000	58,568
	PRADA SpA	48,700	287,392
*	Public Financial Holdings Ltd.	62,000	10,227
Ω	Regina Miracle International Holdings Ltd.	87,000	22,805
#	Sa Sa International Holdings Ltd.	174,000	13,884
Ω	Samsonite Group SA	263,400	550,785
	SAS Dragon Holdings Ltd.	64,000	38,489
	SEA Holdings Ltd.	37,706	6,246
*	Shandong Hi-Speed Holdings Group Ltd.	78,000	20,711
	Shangri-La Asia Ltd.	252,000	157,261
*	Shun Tak Holdings Ltd.	394,000	37,061
	Singamas Container Holdings Ltd.	386,000	32,237
		Shares	Value»
HONG KONG — (Continued)
	Sino Land Co. Ltd.	583,155	$724,357
*	Sinohope Technology Holdings Ltd.	62,500	36,578
	SITC International Holdings Co. Ltd.	296,000	1,092,142
	SmarTone Telecommunications Holdings Ltd.	70,000	43,483
*	Soundwill Holdings Ltd.	25,500	19,773
	Stella International Holdings Ltd.	136,500	290,197
	Sun Hung Kai & Co. Ltd.	139,000	69,036
	Sun Hung Kai Properties Ltd.	48,696	592,571
	SUNeVision Holdings Ltd.	170,000	132,045
	Swire Pacific Ltd. (19 HK), Class A	59,000	487,300
	Swire Pacific Ltd. (87 HK), Class B	102,500	151,879
	Swire Properties Ltd.	53,800	146,566
	TAI Cheung Holdings Ltd.	82,000	33,589
*	Taung Gold International Ltd.	166,000	14,060
	Techtronic Industries Co. Ltd.	88,500	1,032,265
*	Television Broadcasts Ltd.	48,000	20,491
	Texhong International Group Ltd.	47,000	27,575
	Town Health International Medical Group Ltd.	538,998	19,061
	Tradelink Electronic Commerce Ltd.	164,000	21,525
	Transport International Holdings Ltd.	33,595	46,254
	United Laboratories International Holdings Ltd.	264,000	427,427
	Value Partners Group Ltd.	244,000	77,134
	Vitasoy International Holdings Ltd.	118,000	115,407
*	Viva Goods Co. Ltd.	368,000	27,939
*	Vobile Group Ltd.	133,000	88,657
	VSTECS Holdings Ltd.	196,000	242,677
	VTech Holdings Ltd.	39,000	318,072

51

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Wealthink AI-Innovation Capital Ltd.	476,000	$15,918
Ω	WH Group Ltd.	1,550,925	1,491,861
	Wharf Real Estate Investment Co. Ltd.	148,000	421,240
	Wing Tai Properties Ltd.	62,000	13,342
*	Xingye Alloy Materials Group Ltd.	95,000	12,146
	YesAsia Holdings Ltd.	11,000	7,075
	Yue Yuen Industrial Holdings Ltd.	91,000	166,891
#*	Yunfeng Financial Group Ltd.	50,000	26,937
TOTAL HONG KONG			28,388,747
IRELAND — (0.7%)
	AIB Group PLC	533,854	4,920,173
	Bank of Ireland Group PLC	235,335	3,853,129
	Cairn Homes PLC	206,386	458,603
	Dalata Hotel Group PLC	53,488	396,790
	FBD Holdings PLC (FBD ID)	6,986	116,860
	Glanbia PLC (GLB ID)	51,531	872,211
*Ω	Glenveagh Properties PLC	147,143	323,425
	Irish Continental Group PLC (IR5B ID)	52,931	350,246
	Kingspan Group PLC (KSP ID)	21,831	1,634,668
*	Permanent TSB Group Holdings PLC	22,577	75,658
TOTAL IRELAND			13,001,763
ISRAEL — (1.4%)
#*	Abra Information Technologies Ltd.	8,885	11,977
*	Adgar Investment & Development Ltd.	12,287	19,302
*	AFI Properties Ltd.	1,879	127,381
	Africa Israel Residences Ltd.	894	77,855
*	Airport City Ltd.	8,088	159,872
	Alony Hetz Properties & Investments Ltd.	17,186	210,708
		Shares	Value»
ISRAEL — (Continued)
	Alrov Properties & Lodgings Ltd.	1,669	$149,875
#	Amos Luzon Development & Energy Group Ltd.	15,411	17,558
	Amot Investments Ltd.	12,245	96,674
	Analyst IMS Investment Management Services Ltd.	1,138	47,561
	Arad Ltd.	2,441	39,006
*	Argo Properties NV	2,212	81,100
	Ari Real Estate Arena Investment Ltd.	13,098	11,910
	Ashtrom Group Ltd.	8,232	188,087
	AudioCodes Ltd. (AUDC US)	6,972	62,260
	Aura Investments Ltd.	10,607	76,510
	Automatic Bank Services Ltd.	5,314	36,942
	Ayalon Holdings Ltd.	1,839	38,742
	Azorim-Investment Development & Construction Co. Ltd.	7,190	48,158
	Azrieli Group Ltd.	1,219	128,607
	Bank Hapoalim BM	102,490	2,078,770
	Bank Leumi Le-Israel BM	141,799	2,877,948
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	354,921
	Big Shopping Centers Ltd.	1,012	226,393
	Blue Square Real Estate Ltd.	677	81,811
*	Camtek Ltd.	545	68,108
	Carasso Motors Ltd.	7,213	86,660
	Castro Model Ltd.	415	25,086
*	Cellcom Israel Ltd. (CEL IT)	21,259	221,616
*	Cellcom Israel Ltd. (CELJF US)	6,437	66,591
*	Cielo-Blu Group Ltd.	14,077	17,429
	Clal Insurance Enterprises Holdings Ltd.	14,933	830,352
	Cohen Development Gas & Oil Ltd.	499	32,800
	Danel Adir Yeoshua Ltd.	1,201	166,193
	Danya Cebus Ltd.	1,180	49,607

52

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delek Automotive Systems Ltd.	8,809	$74,109
	Delta Galil Ltd.	3,106	173,415
	Delta Israel Brands Ltd.	1,144	37,087
	Diplomat Holdings Ltd.	1,976	31,285
#	Direct Finance of Direct Group 2006 Ltd.	507	87,859
	Dor Alon Energy in Israel 1988 Ltd.	859	38,718
*	Doral Group Renewable Energy Resources Ltd.	25,718	184,245
	Duniec Brothers Ltd.	622	51,696
*	El Al Israel Airlines	57,581	239,272
	Electra Consumer Products 1970 Ltd.	2,612	90,461
	Electra Ltd.	6,000	190,129
*	Electra Real Estate Ltd.	306	4,677
*	Ellomay Capital Ltd.	460	9,197
	Energix-Renewable Energies Ltd.	3,911	18,063
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	208,419
*	Enlight Renewable Energy Ltd. (ENLT US)	2,462	86,662
*	Fattal Holdings 1998 Ltd.	1,482	268,992
	First International Bank of Israel Ltd.	10,254	737,488
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	370,609
	Fox Wizel Ltd.	2,332	268,676
*	Gilat Satellite Networks Ltd.	12,148	175,075
*	Hagag Group Real Estate Development	10,027	72,051
	Hamat Group Ltd.	2,290	10,747
	Harel Insurance Investments & Financial Services Ltd.	15,033	523,948
	Hilan Ltd.	3,637	286,525
	Hiper Global Ltd.	1,400	7,965
	ICL Group Ltd.	35,210	230,643
	IDI Insurance Co. Ltd.	2,482	147,165
		Shares	Value»
ISRAEL — (Continued)
*	IES Holdings Ltd.	780	$75,065
	Ilex Medical Ltd.	1,313	26,314
	Inrom Construction Industries Ltd.	11,157	83,126
	Isracard Ltd.	39,092	166,782
	Israel Canada TR Ltd.	4,706	24,516
	Israel Discount Bank Ltd., Class A	179,862	1,797,502
*	Israir Group Ltd.	18,935	10,433
	Isras Investment Co. Ltd.	461	129,163
	Issta Ltd.	2,810	91,431
*	Kamada Ltd. (KMDA US)	4,706	32,565
	Kardan Real Estate Enterprise & Development Ltd.	14,025	30,154
	Kerur Holdings Ltd.	1,414	39,399
	Kvutzat Acro Ltd.	4,440	64,923
	Lahav L.R. Real Estate Ltd.	8,287	16,018
	Land Development Nimrodi Group Ltd.	4,449	50,949
	Lapidoth Capital Ltd.	2,518	63,184
	M Yochananof & Sons Ltd.	1,345	113,813
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	27,547
	Magic Software Enterprises Ltd. (MGIC US)	8,879	183,618
*	Malam - Team Ltd.	1,640	70,411
	Matrix IT Ltd.	7,710	285,529
	Max Stock Ltd.	21,164	152,894
	Maytronics Ltd.	11,731	14,523
	Mediterranean Towers Ltd.	22,942	101,180
	Mega Or Holdings Ltd.	3,782	232,227
	Meitav Investment House Ltd.	11,785	370,771
	Melisron Ltd.	1,210	157,500
	MENIF - Financial Services Ltd.	6,316	40,035
	Menora Mivtachim Holdings Ltd.	5,946	592,280
*	Meshek Energy Renewable Energies Ltd.	30,699	62,135
	Meshulam Levinstein Contracting & Engineering Ltd.	499	75,198

53

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	83,723	$300,440
	Mivne Real Estate KD Ltd.	47,260	208,665
#	Mivtach Shamir Holdings Ltd.	1,957	185,176
	Mizrahi Tefahot Bank Ltd.	14,841	964,925
	Nawi Group Ltd.	4,936	81,652
*	Nayax Ltd.	635	26,549
	Neto Malinda Trading Ltd.	1,892	83,076
*	Neto ME Holdings Ltd.	91	5,816
	Next Vision Stabilized Systems Ltd.	6,804	298,722
*	Nexxen International Ltd.	2,428	22,204
#*	Nice Ltd. (NICE US), Sponsored ADR	262	35,805
	Novolog Ltd.	79,428	30,882
	Oil Refineries Ltd.	410,855	119,949
	One Software Technologies Ltd.	9,525	256,123
*	OY Nofar Energy Ltd.	1,061	33,869
	Palram Industries 1990 Ltd.	3,125	72,006
	Partner Communications Co. Ltd.	34,935	346,867
	Paz Retail & Energy Ltd.	2,321	495,798
	Peninsula Group Ltd.	12,289	11,862
#*	Perion Network Ltd.	7,103	66,794
	Phoenix Financial Ltd.	29,640	1,141,052
	Plasson Industries Ltd.	828	48,245
	Polyram Plastic Industries Ltd.	4,428	15,449
	Prashkovsky Investments & Construction Ltd.	1,402	71,506
*	Priortech Ltd.	1,092	83,480
	Qualitau Ltd.	1,064	163,586
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	190,314
*	Rapac Communication & Infrastructure Ltd.	638	11,870
		Shares	Value»
ISRAEL — (Continued)
	Retailors Ltd.	4,002	$71,703
	Sano-Brunos Enterprises Ltd.	96	11,676
	Scope Metals Group Ltd.	1,610	77,852
	Shapir Engineering & Industry Ltd.	3,772	33,733
#*	Shikun & Binui Ltd.	18,878	105,156
*	Shikun & Binui Soltec Renewable Energy	51,900	43,333
	Shufersal Ltd.	23,398	290,789
	Strauss Group Ltd.	2,166	60,994
	Summit Real Estate Holdings Ltd.	9,319	190,819
#	Tadiran Group Ltd.	810	43,138
	Tel Aviv Stock Exchange Ltd.	15,517	361,220
	Telsys Ltd.	691	41,721
	Tiv Taam Holdings 1 Ltd.	11,482	31,121
*	Tower Semiconductor Ltd. (TSEM US)	5,341	454,893
*	Veridis Environment Ltd.	5,446	54,187
	Victory Supermarket Chain Ltd.	1,493	21,149
	Villar International Ltd.	460	27,138
	YD More Investments Ltd.	7,503	102,283
	YH Dimri Construction & Development Ltd.	776	93,634
TOTAL ISRAEL			26,109,954
ITALY — (3.7%)
	A2A SpA	409,121	1,192,023
	ACEA SpA	12,536	304,050
	Amplifon SpA	17,363	296,729
	Ariston Holding NV	16,546	68,790
	Arnoldo Mondadori Editore SpA	37,922	91,130
	Ascopiave SpA	14,613	54,222
#	Avio SpA	318	13,781
	Azimut Holding SpA	29,900	1,170,189
	B&C Speakers SpA	589	10,306
	Banca Generali SpA	15,290	865,964
	Banca IFIS SpA	5,431	140,314
	Banca Mediolanum SpA	47,792	960,832
#	Banca Monte dei Paschi di Siena SpA	492,498	4,319,442

54

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banco BPM SpA	377,363	$5,497,969
	Banco di Desio e della Brianza SpA	11,470	104,829
#	BasicNet SpA	6,151	48,783
*Ω	BFF Bank SpA	41,868	505,369
	Biesse SpA	2,266	14,837
	BPER Banca SpA	455,665	5,459,727
	Brembo NV	26,164	282,188
#	Brunello Cucinelli SpA	8,745	886,291
*	Cairo Communication SpA	23,346	77,537
Ω	Carel Industries SpA	1,450	37,697
	Cembre SpA	582	42,397
*	CIR SpA-Compagnie Industriali	209,979	167,520
	Credito Emiliano SpA	27,465	434,809
	d'Amico International Shipping SA	12,254	63,481
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	183,723
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	427,186
	Datalogic SpA	3,606	19,121
	De' Longhi SpA	1,509	55,079
*Ω	doValue SpA	15,293	47,769
Ω	Enav SpA	21,073	110,109
	Enel SpA	505,273	5,111,219
	ERG SpA	9,914	255,743
	Esprinet SpA	8,722	58,393
	Ferrari NV (RACE IM)	5,231	2,094,849
#	Ferrari NV (RACE US)	611	246,813
	Ferretti SpA	13,435	44,130
	Fiera Milano SpA	5,610	50,840
	Fila SpA	9,103	99,811
	FinecoBank Banca Fineco SpA	82,841	1,895,414
	FNM SpA	35,502	18,610
	Gefran SpA	1,074	15,478
	Generali	9,295	357,819
	GPI SpA	1,707	33,510
	Hera SpA	216,836	973,200
	IMMSI SpA	64,785	43,063
	Intercos SpA	5,718	77,933
	Interpump Group SpA	2,819	145,490
	Intesa Sanpaolo SpA	538,604	3,471,487
	Iren SpA	97,016	286,270
	Italgas SpA	93,254	978,507
	Italmobiliare SpA	3,275	123,021
	Iveco Group NV	64,101	1,362,349
	LU-VE SpA	828	34,475
	Maire SpA	33,875	514,325
		Shares	Value»
ITALY — (Continued)
#	MARR SpA	2,701	$28,657
	MFE-MediaForEurope NV, Class A	47,069	169,924
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	141,329
	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	104,219
	Moltiply Group SpA	3,541	192,484
	Moncler SpA	24,066	1,443,704
Ω	Nexi SpA	84,361	444,803
	Orsero SpA	1,785	37,398
Ω	OVS SpA	81,946	413,570
	Pharmanutra SpA	672	35,884
#	Piaggio & C SpA	53,220	121,162
Ω	Pirelli & C SpA	88,579	621,828
Ω	Poste Italiane SpA	20,057	483,572
	Prysmian SpA	16,855	1,757,365
Ω	RAI Way SpA	27,860	190,921
	Recordati Industria Chimica e Farmaceutica SpA	15,663	932,289
	Reply SpA	4,354	611,062
	Rizzoli Corriere Della Sera Mediagroup SpA	31,733	37,759
	Sabaf SpA	2,130	34,361
*	Safilo Group SpA	36,873	72,045
#	Saipem SpA	450,815	1,175,249
#	Sanlorenzo SpA	2,888	112,915
	Sesa SpA	1,262	117,443
	Snam SpA	152,321	939,457
	Sogefi SpA	18,975	76,520
	SOL SpA	6,774	396,625
#	Stellantis NV (STLA UX)	2,097	21,264
	Stellantis NV (STLAM IM)	247,907	2,521,176
	Tamburi Investment Partners SpA	17,532	176,961
Ω	Technogym SpA	24,854	450,182
*	Telecom Italia SpA (TIT IM)	3,101,301	1,828,660
*	Telecom Italia SpA (TITR IM)	1,519,122	1,010,042
	Tenaris SA (TEN IM)	33,633	668,451
#	Tenaris SA (TS US), ADR	14,238	566,672
	Terna - Rete Elettrica Nazionale	96,238	986,831
	Tinexta SpA	1,733	29,624
	TXT e-solutions SpA	1,568	59,746
	UniCredit SpA	101,131	7,488,424

55

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Webuild SpA	86,704	$350,397
#	Wiit SpA	2,849	64,872
#	Zignago Vetro SpA	1,055	9,132
TOTAL ITALY			69,171,921
JAPAN — (23.3%)
#	&Do Holdings Co. Ltd.	1,200	8,405
	77 Bank Ltd.	15,000	642,934
	A&D HOLON Holdings Co. Ltd.	7,100	93,061
#	AB & Company Co. Ltd.	4,100	29,166
	ABC-Mart, Inc.	15,700	268,969
	Achilles Corp.	3,200	26,038
	Acom Co. Ltd.	73,300	208,962
#	AD Works Group Co. Ltd.	15,000	46,289
	ADEKA Corp.	19,700	446,358
	Ad-sol Nissin Corp.	4,800	45,708
	Adtec Plasma Technology Co. Ltd.	900	7,051
	Advan Group Co. Ltd.	4,200	23,498
	Advanced Media, Inc.	2,400	16,757
	Advantest Corp.	42,000	6,289,323
	Aeon Co. Ltd.	133,320	2,108,683
*	Aeon Fantasy Co. Ltd.	2,300	41,553
	AEON Financial Service Co. Ltd.	20,700	202,471
	Aeon Hokkaido Corp.	10,400	58,609
	Aeon Kyushu Co. Ltd.	700	13,613
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,142
#	AGC, Inc.	18,500	577,996
#	Ahresty Corp.	8,100	42,061
	Ai Holdings Corp.	1,800	31,267
	Aica Kogyo Co. Ltd.	12,100	284,945
	Aichi Corp.	7,300	60,992
	Aichi Financial Group, Inc.	4,226	108,961
	Aichi Steel Corp.	11,600	199,715
	Aichi Tokei Denki Co. Ltd.	2,400	43,456
	Aida Engineering Ltd.	7,681	45,939
	Aiful Corp.	74,100	217,911
	Ain Holdings, Inc.	7,688	322,121
	Aiphone Co. Ltd.	3,100	56,657
	Air Water, Inc.	47,114	657,956
#	Airman Corp.	6,000	74,875
#	Airport Facilities Co. Ltd.	6,100	40,761
	Airtech Japan Ltd.	2,100	17,261
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co. Ltd.	14,900	$201,893
	Aisin Corp.	56,354	1,012,692
	AIT Corp.	2,000	25,988
#	Aizawa Securities Group Co. Ltd.	2,600	21,995
	Ajis Co. Ltd.	1,100	21,052
	Akatsuki Corp.	11,800	40,916
	Akatsuki, Inc.	1,600	27,249
#*	Akebono Brake Industry Co. Ltd.	46,500	34,582
	Akita Bank Ltd.	3,300	78,189
#	Albis Co. Ltd.	1,568	27,277
	Alconix Corp.	8,300	116,618
	Alfresa Holdings Corp.	31,000	437,979
#	Alinco, Inc.	3,800	25,492
#	Alleanza Holdings Co. Ltd.	4,300	29,122
	Alpen Co. Ltd.	4,700	69,385
#	Alpha Systems, Inc.	1,300	30,471
	AlphaPolis Co. Ltd.	1,800	17,770
	Alps Alpine Co. Ltd.	44,730	563,415
	ALSOK Co. Ltd.	55,000	375,917
	Altech Corp.	4,530	75,148
	Amada Co. Ltd.	64,800	772,716
	Amano Corp.	13,900	368,791
#	Amuse, Inc.	3,100	37,886
#	Amvis Holdings, Inc.	10,100	34,346
	ANA Holdings, Inc.	7,600	142,441
	Anabuki Kosan, Inc.	1,000	13,964
	Anest Iwata Corp.	6,600	64,938
	Anicom Holdings, Inc.	21,900	112,938
	Anycolor, Inc.	5,400	210,646
	AOI Electronics Co. Ltd.	1,100	16,483
	AOKI Holdings, Inc.	9,700	104,573
	Aoyama Trading Co. Ltd.	9,200	136,018
	Aoyama Zaisan Networks Co. Ltd.	3,600	46,911
	Aozora Bank Ltd.	8,800	125,999
	Arata Corp.	7,800	151,965
	ARCLANDS Corp.	6,609	75,065
	Arcs Co. Ltd.	10,100	205,248
	ARE Holdings, Inc.	21,200	336,629
	Arealink Co. Ltd.	10,400	68,568
	Argo Graphics, Inc.	12,000	106,450
	Artience Co. Ltd.	9,100	185,468
#	Artnature, Inc.	5,000	27,377
#	Artner Co. Ltd.	1,800	23,005
	As One Corp.	10,500	171,401
	Asahi Co. Ltd.	3,500	29,664
	Asahi Diamond Industrial Co. Ltd.	14,894	80,826

56

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	22,400	$355,204
	Asahi Kasei Corp.	191,983	1,470,996
#	Asahi Kogyosha Co. Ltd.	4,304	87,635
#	Asahi Net, Inc.	6,100	27,795
	Asahi Printing Co. Ltd.	3,300	18,690
	Asahi Yukizai Corp.	3,400	105,960
	Asanuma Corp.	13,000	73,053
	Asia Pile Holdings Corp.	8,400	66,161
	Asics Corp.	50,000	1,273,208
	ASKUL Corp.	9,200	83,650
	Astena Holdings Co. Ltd.	9,400	28,510
	Atrae, Inc.	4,000	18,204
*	Atsugi Co. Ltd.	2,800	20,603
	Aucnet, Inc.	5,000	65,428
	Autobacs Seven Co. Ltd.	17,900	178,839
	Aval Data Corp.	700	10,403
	Avant Group Corp.	4,800	49,311
	Avex, Inc.	7,900	61,914
	Awa Bank Ltd.	8,500	200,816
#	Axell Corp.	2,200	19,699
	Axial Retailing, Inc.	19,896	140,520
	Azbil Corp.	55,600	548,071
#	AZ-COM MARUWA Holdings, Inc.	11,200	74,684
	AZOOM Co. Ltd.	1,200	37,380
	Bandai Namco Holdings, Inc.	38,700	1,204,436
	Bando Chemical Industries Ltd.	9,300	116,719
	Bank of Iwate Ltd.	2,100	55,142
	Bank of Nagoya Ltd.	8,997	229,730
	Bank of Saga Ltd.	3,800	78,900
	Bank of the Ryukyus Ltd.	7,200	70,246
	Base Co. Ltd.	2,200	49,914
#*	baudroie, Inc.	1,800	33,772
	BayCurrent, Inc.	17,600	807,206
	Beauty Garage, Inc.	1,600	14,675
	Belc Co. Ltd.	2,900	136,153
	Bell System24 Holdings, Inc.	6,700	57,566
	Belluna Co. Ltd.	12,000	79,076
*	Bengo4.com, Inc.	1,400	27,748
#	Bewith, Inc.	1,100	10,748
	Bic Camera, Inc.	19,600	197,576
	BIPROGY, Inc.	16,300	658,380
	B-Lot Co. Ltd.	1,500	16,979
	Blue Zones Holdings Co. Ltd.	4,900	249,378
	BML, Inc.	5,904	139,866
		Shares	Value»
JAPAN — (Continued)
#	Bookoff Group Holdings Ltd.	3,100	$26,618
	Bourbon Corp.	2,500	39,395
*††	Bourbon Corp. SA	3,477	0
	Br Holdings Corp.	4,200	9,098
	B-R31 Ice Cream Co. Ltd.	400	10,457
#	BrainPad, Inc.	3,500	37,964
	Bridgestone Corp.	52,600	2,296,259
	Brother Industries Ltd.	41,000	697,849
	Buffalo, Inc.	1,500	33,705
#	Bull-Dog Sauce Co. Ltd.	2,700	33,304
	Bunka Shutter Co. Ltd.	12,000	158,266
	Business Brain Showa-Ota, Inc.	3,800	75,845
#	Business Engineering Corp.	1,400	57,344
	C Uyemura & Co. Ltd.	2,600	211,475
	CAC Holdings Corp.	3,200	44,322
	Calbee, Inc.	13,000	241,940
#	Can Do Co. Ltd.	600	13,305
	Canon Electronics, Inc.	3,800	66,475
	Canon Marketing Japan, Inc.	9,600	399,751
	Canon, Inc. (7751 JP)	62,000	1,780,505
	Capcom Co. Ltd.	33,200	866,955
	Career Design Center Co. Ltd.	1,000	14,222
	Careerlink Co. Ltd.	1,300	19,911
#	Carlit Co. Ltd.	6,900	68,429
	Casio Computer Co. Ltd.	11,500	90,155
	Cawachi Ltd.	3,300	63,513
#	CCI Group, Inc.	50,000	213,723
#	CDS Co. Ltd.	1,000	11,703
	Celsys, Inc.	6,800	72,322
	Central Automotive Products Ltd.	11,400	132,718
	Central Glass Co. Ltd.	6,300	131,437
	Central Japan Railway Co.	17,160	420,106
	Central Security Patrols Co. Ltd.	2,200	38,847
#	Central Sports Co. Ltd.	1,200	18,593
#	Change Holdings, Inc.	5,100	37,381

57

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Charm Care Corp. KK	4,200	$29,685
	Chiba Bank Ltd.	52,300	510,329
#	Chiba Kogyo Bank Ltd.	14,600	152,335
#	Chikaranomoto Holdings Co. Ltd.	1,900	17,415
	Chino Corp.	4,200	37,647
	Chiyoda Co. Ltd.	4,400	27,925
*	Chiyoda Corp.	10,900	28,848
	Chiyoda Integre Co. Ltd.	2,800	56,145
	Chofu Seisakusho Co. Ltd.	3,339	42,335
	Chori Co. Ltd.	3,300	84,999
	Chubu Shiryo Co. Ltd.	5,600	58,176
	Chudenko Corp.	7,100	193,763
	Chuetsu Pulp & Paper Co. Ltd.	2,300	24,816
	Chugai Ro Co. Ltd.	1,400	42,325
	Chugin Financial Group, Inc.	36,800	513,172
	Chugoku Marine Paints Ltd.	8,500	227,226
#	Chuo Spring Co. Ltd.	5,000	107,762
	Chuo Warehouse Co. Ltd.	3,700	31,740
	Citizen Watch Co. Ltd.	71,300	494,799
	CKD Corp.	8,500	182,010
#	CK-San-Etsu Co. Ltd.	2,100	54,397
	Cleanup Corp.	9,300	45,881
	CMK Corp.	12,600	32,756
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	343,144
*	COLOPL, Inc.	15,400	44,484
	Computer Engineering & Consulting Ltd.	3,300	46,246
#	Computer Institute of Japan Ltd.	10,800	33,501
	COMSYS Holdings Corp.	21,064	531,181
	Comture Corp.	5,100	52,420
	Copro-Holdings Co. Ltd.	3,800	25,454
*	Core Concept Technologies, Inc.	1,100	6,774
#	Core Corp.	1,800	24,046
	Corona Corp.	3,800	22,254
#	Cosel Co. Ltd.	5,200	41,439
	Cosmo Energy Holdings Co. Ltd.	34,200	780,970
		Shares	Value»
JAPAN — (Continued)
	Cosmos Initia Co. Ltd.	2,100	$17,650
	Cosmos Pharmaceutical Corp.	7,100	317,664
#	Cota Co. Ltd.	4,697	36,987
#*	Cover Corp.	5,900	69,966
	CREAL, Inc.	2,500	16,180
	Create Restaurants Holdings, Inc.	41,400	197,377
	Create SD Holdings Co. Ltd.	6,300	130,563
	Credit Saison Co. Ltd.	35,671	868,963
	Creek & River Co. Ltd.	2,900	27,565
	Cresco Ltd.	8,400	88,408
#	Cross Cat Co. Ltd.	1,600	11,199
	CrowdWorks, Inc.	1,200	6,540
	CTI Engineering Co. Ltd.	6,600	121,366
	CTS Co. Ltd.	8,400	48,377
*	CUC, Inc.	2,600	17,782
	Curves Holdings Co. Ltd.	7,600	35,807
	CyberAgent, Inc.	38,500	383,778
	Cybozu, Inc.	5,500	109,442
	Dai Nippon Printing Co. Ltd.	35,600	594,177
	Dai Nippon Toryo Co. Ltd.	5,000	41,122
	Daicel Corp.	36,300	312,329
	Dai-Dan Co. Ltd.	6,200	274,736
	Daido Metal Co. Ltd.	11,700	79,242
	Daido Steel Co. Ltd.	34,500	326,435
	Daiei Kankyo Co. Ltd.	6,800	151,229
	Daifuku Co. Ltd.	22,800	726,791
	Daihatsu Infinearth Mfg Co. Ltd.	4,800	95,390
	Daiho Corp.	10,500	53,767
	Dai-Ichi Cutter Kogyo KK	2,000	16,934
	Daiichi Jitsugyo Co. Ltd.	4,800	81,283
	Daiichi Kensetsu Corp.	3,200	72,578
	Dai-ichi Life Holdings, Inc.	251,400	1,764,575
	Daiichikosho Co. Ltd.	14,800	151,321
	Daiki Aluminium Industry Co. Ltd.	9,000	65,672
	Daikin Industries Ltd.	13,600	1,580,048
	Daikokutenbussan Co. Ltd.	1,700	68,299

58

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	8,384	$39,625
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	93,608
	Daio Paper Corp.	19,800	104,360
	Daiseki Co. Ltd.	8,580	180,468
	Daishi Hokuetsu Financial Group, Inc.	70,200	677,013
	Daishinku Corp.	7,600	28,594
	Daisue Construction Co. Ltd.	2,500	55,156
	Daito Pharmaceutical Co. Ltd.	4,680	37,749
	Daito Trust Construction Co. Ltd.	26,500	495,445
	Daitron Co. Ltd.	2,500	75,073
	Daiwa House Industry Co. Ltd.	82,200	2,788,885
	Daiwa Industries Ltd.	7,900	80,840
	Daiwa Securities Group, Inc.	125,604	966,642
	Daiwabo Holdings Co. Ltd.	24,600	459,528
	DCM Holdings Co. Ltd.	31,600	293,010
	Dear Life Co. Ltd.	7,200	51,581
#	DeNA Co. Ltd.	13,400	234,936
	Denka Co. Ltd.	13,400	194,479
	Densan System Holdings Co. Ltd.	700	16,172
	Denso Corp.	48,200	673,440
#	Dentsu Group, Inc.	21,674	429,250
	Dentsu Soken, Inc.	5,300	262,468
#	Denyo Co. Ltd.	5,000	93,073
	Dexerials Corp.	43,200	696,812
	DIC Corp.	16,865	396,800
#	Digital Arts, Inc.	2,400	117,415
#	Digital Holdings, Inc.	3,000	42,167
	Digital Information Technologies Corp.	2,300	36,947
	Dip Corp.	4,000	54,899
	Disco Corp.	5,100	1,693,623
	DKK Co. Ltd.	2,700	33,682
	DKS Co. Ltd.	1,400	59,684
#	DMG Mori Co. Ltd.	31,900	494,751
	DMS, Inc.	1,100	21,865
	Doshisha Co. Ltd.	6,800	127,886
	Double Standard, Inc.	1,600	17,498
	Doutor Nichires Holdings Co. Ltd.	8,000	124,797
		Shares	Value»
JAPAN — (Continued)
	Dowa Holdings Co. Ltd.	12,800	$464,118
	DTS Corp.	30,000	249,924
	Duskin Co. Ltd.	7,800	188,050
#	DyDo Group Holdings, Inc.	4,000	62,989
	Eagle Industry Co. Ltd.	5,900	104,448
	Earth Corp.	500	16,335
#	EAT&HOLDINGS Co. Ltd.	1,800	22,890
	Ebara Corp.	74,900	1,997,382
	Ebara Foods Industry, Inc.	1,600	25,779
	Ebara Jitsugyo Co. Ltd.	1,900	51,682
	Eco's Co. Ltd.	2,800	51,520
	EDION Corp.	19,900	261,773
	eGuarantee, Inc.	3,400	35,070
	Ehime Bank Ltd.	8,100	65,687
	Eizo Corp.	6,100	86,590
	EJ Holdings, Inc.	3,000	32,397
	Elan Corp.	3,601	18,280
	Elecom Co. Ltd.	10,700	125,125
	EM Systems Co. Ltd.	5,900	31,266
	en, Inc.	5,300	53,461
	Endo Lighting Corp.	3,700	54,163
	ENEOS Holdings, Inc.	436,400	2,753,122
	Enplas Corp.	1,500	78,844
	Entrust, Inc.	1,800	12,271
	ERI Holdings Co. Ltd.	900	21,424
	ES-Con Japan Ltd.	8,500	55,206
	Eslead Corp.	2,600	91,764
	ESPEC Corp.	4,900	111,502
	eWeLL Co. Ltd.	700	12,568
	Exedy Corp.	8,300	278,880
	EXEO Group, Inc.	39,338	567,362
	Ezaki Glico Co. Ltd.	9,900	316,368
	FaithNetwork Co. Ltd.	3,000	16,101
	FALCO HOLDINGS Co. Ltd.	2,800	45,064
	FANUC Corp.	6,534	218,049
	Fast Fitness Japan, Inc.	1,300	15,095
	Fast Retailing Co. Ltd.	7,500	2,753,398
	FCC Co. Ltd.	9,400	189,880
	Feed One Co. Ltd.	7,600	50,180
#	Ferrotec Corp.	12,900	422,872
	FIDEA Holdings Co. Ltd.	3,570	38,340
	Financial Partners Group Co. Ltd.	15,800	219,027
	Fintech Global, Inc.	54,700	36,127

59

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama Ltd.	13,200	$124,811
#	Fixstars Corp.	7,900	102,931
	FJ Next Holdings Co. Ltd.	6,900	67,635
	Focus Systems Corp.	1,800	18,873
	Food & Life Cos. Ltd.	24,700	1,204,702
	Forum Engineering, Inc.	5,400	43,078
	Forval Corp.	500	3,953
	Foster Electric Co. Ltd.	4,700	81,260
	FP Corp.	9,500	154,377
	France Bed Holdings Co. Ltd.	6,600	56,379
	Freebit Co. Ltd.	2,300	23,673
	FTGroup Co. Ltd.	1,500	12,443
	Fudo Tetra Corp.	3,690	58,425
	Fuji Co. Ltd.	10,100	128,988
	Fuji Corp. (6134 JP)	16,600	322,153
	Fuji Corp. Ltd.	7,000	37,242
	Fuji Electric Co. Ltd.	19,023	1,358,649
	Fuji Kyuko Co. Ltd.	1,999	32,147
	Fuji Media Holdings, Inc.	8,800	196,421
	Fuji Seal International, Inc.	9,637	169,443
	Fuji United Holdings Co. Ltd.	1,400	10,651
	Fujibo Holdings, Inc.	2,157	95,497
#	Fujicco Co. Ltd.	4,500	46,662
	FUJIFILM Holdings Corp.	34,200	792,643
	Fujikura Composites, Inc.	4,800	60,161
	Fujikura Kasei Co. Ltd.	8,100	32,393
	Fujikura Ltd.	32,200	4,384,804
	Fujimi, Inc.	6,100	95,393
	Fujita Kanko, Inc.	1,600	115,832
	Fujitsu Ltd.	109,000	2,840,588
#	Fujiya Co. Ltd.	801	13,441
	FuKoKu Co. Ltd.	2,600	30,944
	Fukuda Corp.	2,000	89,244
	Fukuda Denshi Co. Ltd.	4,400	199,049
	Fukui Bank Ltd.	2,700	38,061
	Fukui Computer Holdings, Inc.	2,300	45,985
	Fukuoka Financial Group, Inc.	24,328	706,980
	Fukuyama Transporting Co. Ltd.	4,300	106,810
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	4,900	$53,750
	Fumakilla Ltd.	1,300	9,812
	Funai Soken Holdings, Inc.	8,480	133,591
	Furukawa Co. Ltd.	7,400	145,848
	Furuno Electric Co. Ltd.	7,300	423,513
	Furuya Metal Co. Ltd.	1,000	18,442
	Furyu Corp.	5,800	39,238
	Fuso Chemical Co. Ltd.	4,900	162,447
	Futaba Industrial Co. Ltd.	17,500	106,879
	Future Corp.	10,800	152,277
	Fuyo General Lease Co. Ltd.	15,600	407,855
	G-7 Holdings, Inc.	7,500	62,184
	GA Technologies Co. Ltd.	3,900	50,407
	Gakken Holdings Co. Ltd.	11,700	77,930
	Gakkyusha Co. Ltd.	1,500	22,097
#	Gakujo Co. Ltd.	1,000	10,463
	Galilei Co. Ltd.	5,200	120,953
	Gecoss Corp.	3,900	34,635
#*	GENDA, Inc.	8,600	41,224
	Genki Global Dining Concepts Corp.	2,400	47,139
	Genky DrugStores Co. Ltd.	4,800	159,774
	Geo Holdings Corp.	8,000	83,746
#	Gift Holdings, Inc.	2,200	46,048
	Global Link Management KK	800	13,797
	GLOBERIDE, Inc.	5,900	89,246
	Glory Ltd.	10,900	260,449
	GLtechno Holdings, Inc.	3,780	73,846
	GMO Financial Gate, Inc.	500	18,713
	GMO Financial Holdings, Inc.	10,400	60,686
	GMO GlobalSign Holdings KK	1,600	21,518
	GMO internet group, Inc.	15,200	340,438
	GMO Payment Gateway, Inc.	5,800	316,392
	Godo Steel Ltd.	2,700	64,017
*	Gokurakuyu Holdings Co. Ltd.	3,900	12,136
#	Goldcrest Co. Ltd.	4,600	99,715
	Goldwin, Inc.	9,900	163,527

60

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Gourmet Kineya Co. Ltd.	1,900	$11,656
	Grandy House Corp.	3,100	11,390
	GREE Holdings, Inc.	17,700	46,235
#	Greens Co. Ltd.	1,600	23,389
	grems, Inc.	2,000	29,824
	GS Yuasa Corp.	17,499	488,652
	GSI Creos Corp.	3,000	44,923
	G-Tekt Corp.	5,900	75,701
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	32,387
	Gunma Bank Ltd.	91,800	954,227
	Gunze Ltd.	8,000	197,062
	H.U. Group Holdings, Inc.	8,700	212,283
	H2O Retailing Corp.	27,260	368,806
	Hachijuni Bank Ltd.	88,700	893,488
#	Hagihara Industries, Inc.	3,400	35,507
	Hagiwara Electric Holdings Co. Ltd.	2,500	57,399
#	Hakudo Co. Ltd.	1,900	27,324
	Hakuhodo DY Holdings, Inc.	42,925	310,706
	Hakuto Co. Ltd.	600	15,005
	Halows Co. Ltd.	2,800	79,379
	Hamakyorex Co. Ltd.	28,400	281,713
	Hamamatsu Photonics KK	27,700	310,052
	Hankyu Hanshin Holdings, Inc.	18,600	499,484
	Hanwa Co. Ltd.	10,600	442,132
#	Happinet Corp.	4,100	167,008
	Hard Off Corp. Co. Ltd.	2,800	32,797
	Harima Chemicals Group, Inc.	3,800	22,185
	Haseko Corp.	60,900	983,473
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	17,835
	Hazama Ando Corp.	34,200	382,685
	Heiwa Real Estate Co. Ltd.	4,500	65,860
	Heiwado Co. Ltd.	8,202	150,874
	Helios Techno Holding Co. Ltd.	3,500	19,695
#	Hennge KK	2,500	23,752
	Hibiya Engineering Ltd.	4,400	129,414
	Hikari Tsushin, Inc.	900	238,398
#	HI-LEX Corp.	4,100	76,079
	Hioki EE Corp.	1,900	72,983
	Hirakawa Hewtech Corp.	2,730	41,113
		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	1,800	$18,828
	Hirata Corp.	5,658	74,702
	Hirogin Holdings, Inc.	65,800	614,759
	Hirose Electric Co. Ltd.	4,000	535,869
	Hirose Tusyo, Inc.	900	21,891
	Hiroshima Electric Railway Co. Ltd.	2,500	9,897
	Hiroshima Gas Co. Ltd.	7,500	17,706
#	HIS Co. Ltd.	12,300	104,418
	Hisaka Works Ltd.	5,000	45,698
	Hisamitsu Pharmaceutical Co., Inc.	6,500	168,959
	Hitachi Construction Machinery Co. Ltd.	23,400	761,599
	Hochiki Corp.	3,900	97,483
#	Hodogaya Chemical Co. Ltd.	3,600	42,585
	Hogy Medical Co. Ltd.	1,400	48,599
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	45,144
	Hokkaido Gas Co. Ltd.	10,000	43,951
	Hokkan Holdings Ltd.	2,500	34,899
#	Hokko Chemical Industry Co. Ltd.	6,000	63,105
#	Hokuetsu Corp.	30,900	163,872
	Hokuhoku Financial Group, Inc.	38,000	930,911
	Hokuriku Electric Industry Co. Ltd.	2,400	35,443
#	Hokuriku Electrical Construction Co. Ltd.	3,480	31,601
	Hokuto Corp.	3,900	46,153
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,255,937
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	258,335
	H-One Co. Ltd.	5,000	43,322
#	Honeys Holdings Co. Ltd.	7,850	75,399
	Hoosiers Holdings Co. Ltd.	7,100	58,270
	Horiba Ltd.	9,200	854,755
	Hoshizaki Corp.	4,000	140,741
	Hosiden Corp.	13,000	207,234
	Hosokawa Micron Corp.	3,600	132,938

61

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hotland Holdings Co. Ltd.	3,400	$45,299
	House Foods Group, Inc.	10,000	187,391
	Hoya Corp.	15,800	2,566,426
	HS Holdings Co. Ltd.	4,600	29,928
#	Hulic Co. Ltd.	66,269	684,649
	Hyakugo Bank Ltd.	55,900	346,672
	Hyakujushi Bank Ltd.	5,600	196,046
	Ibiden Co. Ltd.	25,000	2,353,114
	IBJ, Inc.	3,800	19,812
#	Ichibanya Co. Ltd.	11,400	66,543
	Ichiken Co. Ltd.	800	20,016
	Ichikoh Industries Ltd.	11,300	34,366
	Ichinen Holdings Co. Ltd.	5,200	67,852
#	Ichiyoshi Securities Co. Ltd.	2,600	14,323
	Icom, Inc.	1,900	38,652
	ID Holdings Corp.	2,450	32,122
	Idec Corp.	6,000	91,336
	IDOM, Inc.	15,000	111,971
	Ifuji Sangyo Co. Ltd.	700	9,902
#	IG Port, Inc.	2,400	22,667
	IHI Corp.	56,000	1,159,429
	Iida Group Holdings Co. Ltd.	25,740	394,166
	Iino Kaiun Kaisha Ltd.	20,000	163,122
#	IKK Holdings, Inc.	4,000	19,661
	I'll, Inc.	2,100	33,195
	i-mobile Co. Ltd.	12,200	46,258
#	Imuraya Group Co. Ltd.	1,800	28,945
	Inaba Denki Sangyo Co. Ltd.	10,700	315,083
#	Inaba Seisakusho Co. Ltd.	2,800	28,757
	Inabata & Co. Ltd.	12,000	268,760
	Ines Corp.	4,700	51,922
#	I-Net Corp.	3,730	61,051
	Infomart Corp.	23,000	48,806
	INFRONEER Holdings, Inc.	52,240	559,654
	Innotech Corp.	4,100	48,546
	Insource Co. Ltd.	11,100	62,754
	Intelligent Wave, Inc.	2,300	15,434
	Internet Initiative Japan, Inc.	16,800	303,114
	IPS, Inc.	2,400	46,813
	Iriso Electronics Co. Ltd.	2,800	56,208
	ISB Corp.	3,100	36,090
	Ise Chemicals Corp.	400	81,651
	Iseki & Co. Ltd.	2,800	39,937
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	41,700	$654,443
#	Ishihara Chemical Co. Ltd.	1,100	15,533
	Ishihara Sangyo Kaisha Ltd.	8,500	130,802
#	Istyle, Inc.	19,600	57,044
	Isuzu Motors Ltd.	134,300	1,647,899
	Itfor, Inc.	5,500	54,384
#	ITmedia, Inc.	2,300	23,946
#	Ito En Ltd.	10,319	212,685
	Itochu Enex Co. Ltd.	16,100	189,954
	Itoham Yonekyu Holdings, Inc.	6,800	243,149
	Itoki Corp.	9,400	151,629
	IwaiCosmo Holdings, Inc.	5,600	102,294
	Iwaki Co. Ltd.	1,700	28,087
	Iwatani Corp.	46,000	478,894
	Iwatsuka Confectionery Co. Ltd.	1,800	34,870
	Iyogin Holdings, Inc.	49,300	770,356
	Izumi Co. Ltd.	7,000	130,491
	J Front Retailing Co. Ltd.	54,400	818,212
	J Trust Co. Ltd.	18,300	48,121
	JAC Recruitment Co. Ltd.	16,000	105,376
	Jaccs Co. Ltd.	6,700	175,240
*	Jade Group, Inc.	2,700	28,435
	JAFCO Group Co. Ltd.	17,400	271,961
#	JANOME Corp.	7,199	51,508
	Japan Airlines Co. Ltd.	28,300	509,836
	Japan Airport Terminal Co. Ltd.	13,000	403,929
	Japan Aviation Electronics Industry Ltd.	12,800	191,166
	Japan Business Systems, Inc.	2,400	23,030
*	Japan Communications, Inc.	32,000	31,089
	Japan Electronic Materials Corp.	2,200	62,249
	Japan Elevator Service Holdings Co. Ltd.	27,400	322,556
	Japan Exchange Group, Inc.	86,200	961,230

62

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Investment Adviser Co. Ltd.	5,300	$60,740
	Japan Lifeline Co. Ltd.	9,400	89,225
	Japan Material Co. Ltd.	11,200	139,933
	Japan Medical Dynamic Marketing, Inc.	1,000	3,091
	Japan Post Insurance Co. Ltd.	15,600	403,452
	Japan Property Management Center Co. Ltd.	3,600	29,262
	Japan Pulp & Paper Co. Ltd.	40,000	187,693
	Japan Securities Finance Co. Ltd.	23,500	269,863
	Japan Steel Works Ltd.	6,500	425,706
	Japan System Techniques Co. Ltd.	3,000	41,566
	Japan Transcity Corp.	8,700	64,718
	Japan Wool Textile Co. Ltd.	14,300	150,836
	JBCC Holdings, Inc.	15,200	127,473
	JCU Corp.	5,100	150,420
#	JDC Corp.	10,600	36,981
	Jeol Ltd.	8,380	281,628
	JFE Systems, Inc.	2,600	31,633
	JGC Holdings Corp.	52,200	527,976
	Jichodo Co. Ltd.	200	12,104
	JINS Holdings, Inc.	3,200	161,452
	JINUSHI Co. Ltd.	3,100	58,325
#	JK Holdings Co. Ltd.	3,200	26,161
	J-Lease Co. Ltd.	4,000	39,039
	JM Holdings Co. Ltd.	6,600	64,524
	JMS Co. Ltd.	7,500	20,919
	J-Oil Mills, Inc.	4,600	60,215
	Joshin Denki Co. Ltd.	4,400	76,184
	Joyful Honda Co. Ltd.	9,500	125,654
#	JP-Holdings, Inc.	13,200	50,879
#	JSB Co. Ltd.	2,500	59,134
	JSP Corp.	3,600	44,040
	JTEKT Corp.	31,700	317,128
	Juroku Financial Group, Inc.	8,100	295,003
	Justsystems Corp.	7,200	232,544
	JVCKenwood Corp.	55,200	442,278
	Kadokawa Corp.	6,869	154,212
	Kadoya Sesame Mills, Inc.	900	22,266
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	8,400	$194,513
	Kagome Co. Ltd.	9,900	171,039
	Kajima Corp.	35,600	1,147,665
	Kakaku.com, Inc.	18,401	327,124
	Kakiyasu Honten Co. Ltd.	1,000	16,924
	Kameda Seika Co. Ltd.	1,900	47,362
	Kamei Corp.	8,300	156,999
	Kamigumi Co. Ltd.	16,600	498,302
#	Kanaden Corp.	4,800	65,165
	Kanadevia Corp.	50,700	375,671
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	45,515
	Kanamic Network Co. Ltd.	5,700	17,776
	Kanamoto Co. Ltd.	7,956	185,296
	Kandenko Co. Ltd.	28,600	874,078
	Kaneko Seeds Co. Ltd.	2,900	31,151
	Kanematsu Corp.	19,970	404,309
	Kanemi Co. Ltd.	1,000	21,499
#	Kanro, Inc.	3,600	33,928
	Kansai Electric Power Co., Inc.	50,300	784,688
	Kansai Paint Co. Ltd.	32,700	524,848
	Kanto Denka Kogyo Co. Ltd.	12,900	87,039
	Kao Corp.	22,300	943,728
#	Kappa Create Co. Ltd.	4,000	38,645
	Katakura Industries Co. Ltd.	6,600	113,773
	Katitas Co. Ltd.	6,500	105,671
	Kato Works Co. Ltd.	2,500	22,466
	Kawada Technologies, Inc.	4,200	110,047
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	36,994
	Kawasaki Heavy Industries Ltd.	21,700	1,737,662
	KDDI Corp.	206,600	3,293,276
#	KeePer Technical Laboratory Co. Ltd.	3,200	76,228
	Keihan Holdings Co. Ltd.	18,700	378,850
	Keihanshin Building Co. Ltd.	5,500	61,850
	Keikyu Corp.	25,200	235,095
	Keio Corp.	10,000	237,176

63

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keisei Electric Railway Co. Ltd.	32,522	$259,574
	KEIWA, Inc.	1,000	7,484
	Keiyo Bank Ltd.	24,600	207,541
	Kenko Mayonnaise Co. Ltd.	3,900	46,050
	Kewpie Corp.	18,323	508,417
	Keyence Corp.	3,200	1,187,630
	KH Neochem Co. Ltd.	5,100	91,203
#	Kibun Foods, Inc.	3,200	22,305
	Kimura Chemical Plants Co. Ltd.	5,400	37,524
	Kimura Kohki Co. Ltd.	300	23,383
	Kimura Unity Co. Ltd.	4,800	26,189
	Kinden Corp.	20,200	809,154
#	King Jim Co. Ltd.	1,300	7,082
	Kintetsu Department Store Co. Ltd.	3,200	38,978
	Kintetsu Group Holdings Co. Ltd.	12,700	241,008
	Kissei Pharmaceutical Co. Ltd.	7,400	193,244
	Ki-Star Real Estate Co. Ltd.	3,600	122,210
	Kitagawa Corp.	1,400	14,651
#	Kita-Nippon Bank Ltd.	2,400	58,664
	Kitano Construction Corp.	6,400	54,684
	Kitz Corp.	16,600	186,096
	Kiyo Bank Ltd.	17,000	331,104
#*	KNT-CT Holdings Co. Ltd.	2,900	28,085
	Koa Corp.	4,800	42,652
	Koa Shoji Holdings Co. Ltd.	2,000	10,139
#	Koatsu Gas Kogyo Co. Ltd.	6,900	45,989
#	Kobe Bussan Co. Ltd.	13,100	303,974
	Kobe Steel Ltd.	94,720	1,114,794
	Koei Tecmo Holdings Co. Ltd.	2,849	38,347
	Kohnan Shoji Co. Ltd.	7,300	176,735
	Kohsoku Corp.	2,000	37,060
	Koike Sanso Kogyo Co. Ltd.	2,000	20,709
	Koike-ya, Inc.	400	11,845
	Koito Manufacturing Co. Ltd.	31,745	472,690
#	Kojima Co. Ltd.	7,900	56,368
	Kokusai Electric Corp.	3,500	127,895
	Kokuyo Co. Ltd.	69,600	399,393
	Komatsu Ltd.	108,300	3,622,738
		Shares	Value»
JAPAN — (Continued)
#	Komatsu Matere Co. Ltd.	7,000	$38,998
	Komatsu Wall Industry Co. Ltd.	4,000	64,520
	KOMEDA Holdings Co. Ltd.	11,900	224,200
#	Komehyo Holdings Co. Ltd.	1,800	34,963
	Komeri Co. Ltd.	5,600	116,505
	Komori Corp.	8,400	78,889
#	Kondotec, Inc.	4,900	53,380
	Konica Minolta, Inc.	67,000	230,074
	Konishi Co. Ltd.	13,400	107,253
	Konoike Transport Co. Ltd.	8,200	169,596
#	Konoshima Chemical Co. Ltd.	1,600	15,337
#	Kosaido Holdings Co. Ltd.	13,000	35,730
	Koshidaka Holdings Co. Ltd.	12,500	95,621
#	Kotobuki Spirits Co. Ltd.	23,300	279,347
#*	Kourakuen Corp.	1,600	10,691
	Kozo Keikaku Engineering Holdings, Inc.	3,000	61,742
	KPP Group Holdings Co. Ltd.	16,500	81,507
	Kraftia Corp.	8,800	465,501
	Krosaki Harima Corp.	5,600	150,176
#	KRS Corp.	4,000	75,527
	K's Holdings Corp.	35,400	350,930
	KU Holdings Co. Ltd.	5,200	39,714
	Kubota Corp. (6326 JP)	83,300	1,078,498
#	Kumagai Gumi Co. Ltd.	35,108	318,766
#	Kumiai Chemical Industry Co. Ltd.	11,610	51,361
#	Kura Sushi, Inc.	3,800	81,854
	Kurabo Industries Ltd.	4,400	200,065
	Kuraray Co. Ltd.	67,328	729,604
#	Kureha Corp.	10,800	258,184
#	Kurimoto Ltd.	10,500	117,896
	Kurita Water Industries Ltd.	18,400	697,065
	Kuriyama Holdings Corp.	4,400	47,368
#	Kusuri No. Aoki Holdings Co. Ltd.	11,400	288,862
	KYB Corp.	10,800	273,876
	Kyocera Corp.	101,600	1,348,171

64

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co. Ltd.	8,400	$81,690
	Kyoei Steel Ltd.	5,500	81,880
	Kyokuto Boeki Kaisha Ltd.	3,000	34,659
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	125,510
	Kyokuto Securities Co. Ltd.	5,500	54,337
	Kyokuyo Co. Ltd.	2,500	77,285
	Kyorin Pharmaceutical Co. Ltd.	8,400	76,568
	Kyoritsu Maintenance Co. Ltd.	16,800	326,959
#	Kyosan Electric Manufacturing Co. Ltd.	10,000	34,251
	Kyoto Financial Group, Inc.	42,396	858,874
	Kyowa Kirin Co. Ltd.	14,800	229,164
	Kyushu Financial Group, Inc.	85,550	490,319
	Kyushu Leasing Service Co. Ltd.	1,700	14,615
	Kyushu Railway Co.	14,800	375,340
	LA Holdings Co. Ltd.	1,300	63,324
#	Lacto Japan Co. Ltd.	1,700	38,062
#	Lasertec Corp.	6,399	1,299,203
	Leopalace21 Corp.	45,800	187,039
	Life Corp.	12,200	191,398
	Lifedrink Co., Inc.	7,200	93,688
	LIFULL Co. Ltd.	19,200	23,914
	Link & Motivation, Inc.	10,500	33,505
	Lintec Corp.	10,600	269,391
	Lion Corp.	37,001	364,609
	LITALICO, Inc.	5,600	44,783
	Lixil Corp.	40,800	452,210
	Loadstar Capital KK	2,600	54,532
#	Look Holdings, Inc.	2,000	34,293
	LY Corp.	100,500	295,321
	M&A Capital Partners Co. Ltd.	3,200	61,104
	M3, Inc.	22,400	313,933
	Mabuchi Motor Co. Ltd.	22,432	396,284
#	Macbee Planet, Inc.	1,300	16,170
	Macnica Holdings, Inc.	37,650	536,013
	Maeda Kosen Co. Ltd.	10,400	129,932
	Maezawa Industries, Inc.	3,600	44,897
		Shares	Value»
JAPAN — (Continued)
	Maezawa Kasei Industries Co. Ltd.	3,600	$48,662
#	Maezawa Kyuso Industries Co. Ltd.	4,200	39,031
	Makino Milling Machine Co. Ltd.	6,000	435,896
	Makita Corp. (6586 JP)	9,766	295,239
	Mamiya-Op Co. Ltd.	1,400	17,113
	Mammy Mart Holdings Corp.	2,000	20,488
	Mandom Corp.	8,800	138,452
	Mani, Inc.	11,900	113,843
	MarkLines Co. Ltd.	2,700	34,665
	Marubun Corp.	5,900	45,387
#	Maruchiyo Yamaokaya Corp.	1,400	24,344
#	Marudai Food Co. Ltd.	3,200	38,903
	Maruha Nichiro Corp.	10,600	236,946
	Marui Group Co. Ltd.	28,100	538,911
	Maruichi Steel Tube Ltd.	46,200	390,635
	MARUKA FURUSATO Corp.	4,392	64,321
	Maruwa Co. Ltd.	1,500	424,106
	Maruzen Co. Ltd.	1,300	29,303
	Maruzen Showa Unyu Co. Ltd.	3,600	161,995
	Marvelous, Inc.	4,100	15,034
#	Matching Service Japan Co. Ltd.	1,500	9,738
	Matsuda Sangyo Co. Ltd.	4,500	120,832
#	Matsui Construction Co. Ltd.	6,000	53,727
	Matsui Securities Co. Ltd.	14,400	71,732
	MatsukiyoCocokara & Co.	49,080	889,212
	Matsuoka Corp.	1,800	26,317
	Matsuya Co. Ltd.	7,700	86,211
	Matsuyafoods Holdings Co. Ltd.	1,300	49,344
	Max Co. Ltd.	5,000	181,240
	Maxell Ltd.	11,200	162,354
	Maxvalu Tokai Co. Ltd.	2,300	52,139
	Mazda Motor Corp.	100,006	689,126
	McDonald's Holdings Co. Japan Ltd.	13,300	520,295
	MCJ Co. Ltd.	23,800	224,506
	Mebuki Financial Group, Inc.	162,850	1,016,121

65

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEC Co. Ltd.	2,800	$82,600
	Medical System Network Co. Ltd.	4,300	13,709
	Medipal Holdings Corp.	31,400	510,891
#	Medius Holdings Co. Ltd.	3,500	18,130
#*	Medley, Inc.	3,600	49,142
	Megachips Corp.	700	36,689
	Megmilk Snow Brand Co. Ltd.	9,500	174,236
	Meidensha Corp.	8,800	348,507
	Meiho Facility Works Ltd.	2,000	14,350
	Meiji Electric Industries Co. Ltd.	1,500	22,605
	Meiko Electronics Co. Ltd.	6,600	434,071
	Meisei Industrial Co. Ltd.	10,800	115,567
	MEITEC Group Holdings, Inc.	18,400	377,173
#	Meito Co. Ltd.	2,500	34,583
	Meiwa Corp.	5,000	25,693
	Meiwa Estate Co. Ltd.	3,800	26,362
	Menicon Co. Ltd.	11,700	91,214
*	Mercari, Inc.	24,397	361,768
	Mercuria Holdings Co. Ltd.	1,900	10,485
	METAWATER Co. Ltd.	4,500	96,586
	Micronics Japan Co. Ltd.	7,900	465,958
#	Midac Holdings Co. Ltd.	2,700	32,460
#	Mie Kotsu Group Holdings, Inc.	10,700	37,326
	Milbon Co. Ltd.	2,210	33,194
	MIMAKI ENGINEERING Co. Ltd.	3,700	40,781
	Minebea Mitsumi, Inc.	52,390	1,035,423
	Mirai Industry Co. Ltd.	1,400	30,267
	Mirait One Corp.	23,910	463,312
#	Mirarth Holdings, Inc.	17,600	43,382
	Miroku Jyoho Service Co. Ltd.	3,600	41,151
	MISUMI Group, Inc.	17,300	269,725
	Mitani Corp.	8,000	120,661
#	Mitani Sangyo Co. Ltd.	7,800	25,233
		Shares	Value»
JAPAN — (Continued)
	Mitani Sekisan Co. Ltd.	1,700	$83,070
	Mito Securities Co. Ltd.	16,800	55,789
	Mitsuba Corp.	9,700	58,961
	Mitsubishi Electric Corp.	59,800	1,697,877
	Mitsubishi Estate Co. Ltd.	51,600	1,093,501
	Mitsubishi Gas Chemical Co., Inc.	27,200	503,231
	Mitsubishi HC Capital, Inc.	181,970	1,423,491
	Mitsubishi Heavy Industries Ltd.	94,600	2,855,943
	Mitsubishi Kakoki Kaisha Ltd.	5,400	115,107
	Mitsubishi Logisnext Co. Ltd.	8,300	82,653
	Mitsubishi Logistics Corp.	63,500	460,441
	Mitsubishi Motors Corp.	121,900	297,061
#	Mitsubishi Paper Mills Ltd.	7,800	30,862
#	Mitsubishi Pencil Co. Ltd.	8,500	112,751
	Mitsubishi Research Institute, Inc.	1,900	60,071
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	7,374,391
	Mitsui Chemicals, Inc.	29,966	707,476
	Mitsui DM Sugar Co. Ltd.	4,500	88,621
	Mitsui E&S Co. Ltd.	30,800	1,252,173
	Mitsui Fudosan Co. Ltd.	98,700	1,027,704
	Mitsui High-Tec, Inc.	20,000	99,751
	Mitsui Kinzoku Co. Ltd.	14,899	1,517,575
#	Mitsui OSK Lines Ltd.	21,400	635,829
	Mitsui-Soko Holdings Co. Ltd.	26,400	692,822
	Mitsuuroko Group Holdings Co. Ltd.	11,200	153,025
	Miura Co. Ltd.	8,200	158,782
	MIXI, Inc.	10,100	203,815
#	Miyaji Engineering Group, Inc.	6,000	76,889
	Miyazaki Bank Ltd.	4,300	129,305
	Miyoshi Oil & Fat Co. Ltd.	1,700	24,257

66

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	98,380	$3,295,280
	Mizuho Leasing Co. Ltd.	40,900	327,660
	Mizuho Medy Co. Ltd.	3,600	38,074
	Mizuno Corp.	16,500	297,661
	Monogatari Corp.	8,000	200,020
	MonotaRO Co. Ltd.	22,800	318,108
	Morinaga & Co. Ltd.	18,400	317,046
	Morinaga Milk Industry Co. Ltd.	22,900	494,322
	Moriroku Co. Ltd.	2,900	44,113
	Morita Holdings Corp.	8,100	122,458
	Morito Co. Ltd.	5,100	53,727
	Morozoff Ltd.	3,000	29,668
	MrMax Holdings Ltd.	8,700	43,468
	MS&AD Insurance Group Holdings, Inc.	92,000	1,896,530
	MTG Co. Ltd.	800	19,279
#	MTI Ltd.	1,700	8,856
	Mugen Estate Co. Ltd.	4,900	64,689
	m-up Holdings, Inc.	7,600	94,946
	Murakami Corp.	1,900	83,428
	Murata Manufacturing Co. Ltd.	49,100	1,058,641
	Musashi Seimitsu Industry Co. Ltd.	10,800	243,649
	Musashino Bank Ltd.	5,500	147,964
	Muto Seiko Co.	1,000	10,917
	Nabtesco Corp.	7,600	190,377
#	Nachi-Fujikoshi Corp.	2,598	66,458
	Nafco Co. Ltd.	2,900	37,592
	Nagano Keiki Co. Ltd.	4,100	62,368
	Nagase & Co. Ltd.	26,100	569,978
	Nagase Brothers, Inc.	2,000	29,117
	Nagoya Railroad Co. Ltd.	15,300	167,366
	Nakabayashi Co. Ltd.	4,900	18,299
	Nakamoto Packs Co. Ltd.	1,600	18,814
	Nakanishi, Inc.	5,200	68,849
	Namura Shipbuilding Co. Ltd.	12,300	417,168
	Nankai Electric Railway Co. Ltd.	12,600	227,596
	Nanto Bank Ltd.	6,600	219,512
	Nanyo Corp.	1,600	13,930
	Narasaki Sangyo Co. Ltd.	700	15,469
#	Natori Co. Ltd.	800	10,093
		Shares	Value»
JAPAN — (Continued)
	NCD Co. Ltd./Shinagawa	1,000	$17,345
	NEC Capital Solutions Ltd.	3,800	93,890
	NEC Corp.	52,000	1,888,642
	New Art Holdings Co. Ltd.	2,310	21,478
	Nexon Co. Ltd.	9,300	189,669
#	Nextage Co. Ltd.	10,600	159,284
#*	NexTone, Inc.	2,100	29,890
	NGK Insulators Ltd.	46,292	781,018
	NH Foods Ltd.	14,000	517,059
	NHK Spring Co. Ltd.	44,400	832,405
	Nicca Chemical Co. Ltd.	1,900	17,870
	Nice Corp.	1,400	16,115
	Nichias Corp.	14,100	526,131
#	Nichiban Co. Ltd.	2,800	34,704
	Nichicon Corp.	12,900	129,431
	Nichiden Corp.	3,400	54,730
	Nichiha Corp.	5,000	88,934
	Nichimo Co. Ltd.	1,600	25,858
	Nichirei Corp.	39,600	468,760
	Nichireki Group Co. Ltd.	6,200	97,524
	Nichirin Co. Ltd.	2,110	49,100
	NIDEC Corp. (6594 JP)	40,800	496,404
	Nifco, Inc.	20,500	594,080
	Nihon Dempa Kogyo Co. Ltd.	7,100	51,856
	Nihon Dengi Co. Ltd.	2,400	85,176
	Nihon Denkei Co. Ltd.	1,350	17,835
	Nihon Kagaku Sangyo Co. Ltd.	2,900	42,046
	Nihon M&A Center Holdings, Inc.	55,100	259,509
	Nihon Nohyaku Co. Ltd.	11,300	63,234
	Nihon Parkerizing Co. Ltd.	21,094	183,216
	Nihon Tokushu Toryo Co. Ltd.	2,700	36,545
	Nihon Yamamura Glass Co. Ltd.	1,900	32,835
	Nikkiso Co. Ltd.	12,700	124,156
	Nikko Co. Ltd.	8,000	39,670
#	Nikkon Holdings Co. Ltd.	31,200	703,686
	Nikon Corp.	54,800	639,115
	Nintendo Co. Ltd.	9,000	767,609
	Nippi, Inc.	400	32,682
	Nippn Corp.	14,300	203,304

67

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Air Conditioning Services Co. Ltd.	3,800	$32,309
	Nippon Aqua Co. Ltd.	4,800	29,086
#	Nippon Avionics Co. Ltd.	2,000	70,484
#	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	58,148
	Nippon Carbide Industries Co., Inc.	1,700	23,402
#	Nippon Carbon Co. Ltd.	1,800	50,621
	Nippon Care Supply Co. Ltd.	100	1,573
	Nippon Chemical Industrial Co. Ltd.	1,799	32,653
*	Nippon Chemi-Con Corp.	6,100	61,557
	Nippon Densetsu Kogyo Co. Ltd.	9,600	179,096
	Nippon Dry-Chemical Co. Ltd.	1,600	87,420
	Nippon Electric Glass Co. Ltd.	21,100	710,370
	Nippon Express Holdings, Inc.	59,000	1,255,242
#	Nippon Fine Chemical Co. Ltd.	2,700	43,498
	Nippon Gas Co. Ltd.	29,300	560,906
	Nippon Kayaku Co. Ltd.	31,000	283,477
	Nippon Kodoshi Corp.	1,600	28,237
	Nippon Light Metal Holdings Co. Ltd.	12,381	180,296
	Nippon Paint Holdings Co. Ltd.	56,400	358,762
	Nippon Paper Industries Co. Ltd.	19,178	143,480
	Nippon Parking Development Co. Ltd.	51,500	90,244
	Nippon Rietec Co. Ltd.	4,000	53,377
	Nippon Seiki Co. Ltd.	7,500	86,666
	Nippon Seisen Co. Ltd.	5,000	35,876
	Nippon Sharyo Ltd.	2,200	47,656
*	Nippon Sheet Glass Co. Ltd.	14,500	54,250
	Nippon Shinyaku Co. Ltd.	7,400	154,834
		Shares	Value»
JAPAN — (Continued)
	Nippon Shokubai Co. Ltd.	26,700	$309,355
	Nippon Signal Co. Ltd.	11,500	94,032
	Nippon Soda Co. Ltd.	13,000	288,196
	Nippon Television Holdings, Inc.	2,400	58,230
	Nippon Thompson Co. Ltd.	12,500	54,127
	Nippon Yusen KK	58,100	2,006,387
	Nishikawa Rubber Co. Ltd.	4,200	77,302
	Nishimatsu Construction Co. Ltd.	9,200	316,018
	Nishimatsuya Chain Co. Ltd.	3,300	44,154
	Nishi-Nippon Financial Holdings, Inc.	31,800	543,407
	Nishi-Nippon Railroad Co. Ltd.	8,200	119,120
	Nishio Holdings Co. Ltd.	6,000	170,692
*	Nissan Motor Co. Ltd.	134,050	306,402
	Nissan Shatai Co. Ltd.	8,100	53,929
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	37,479
	Nissei ASB Machine Co. Ltd.	2,100	93,017
#	Nissei Plastic Industrial Co. Ltd.	4,600	25,350
	Nissha Co. Ltd.	10,215	88,749
	Nisshin Group Holdings Co. Ltd.	9,400	36,711
	Nisshin Oillio Group Ltd.	7,900	261,025
	Nisshin Seifun Group, Inc.	26,240	296,656
	Nisshinbo Holdings, Inc.	30,275	239,257
#	Nissin Foods Holdings Co. Ltd.	25,400	458,517
#	Nisso Holdings Co. Ltd.	5,300	22,112
	Nissui Corp.	79,600	554,574
	Niterra Co. Ltd.	33,300	1,366,069
	Nitori Holdings Co. Ltd.	50,500	818,211
	Nitta Corp.	4,800	125,820
	Nitta Gelatin, Inc.	3,200	20,558
#	Nittetsu Mining Co. Ltd.	8,500	93,100
	Nitto Denko Corp.	109,200	2,719,610

68

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Fuji Flour Milling Co. Ltd.	600	$27,035
#	Nitto Kogyo Corp.	7,300	174,816
	Nitto Kohki Co. Ltd.	3,400	37,756
#	Nitto Seiko Co. Ltd.	6,900	30,811
	Nittoc Construction Co. Ltd.	6,700	53,212
#	Nittoku Co. Ltd.	2,600	41,081
	No.1 Co. Ltd.	800	11,232
	Noevir Holdings Co. Ltd.	3,100	87,976
	Nojima Corp.	51,000	376,575
	NOK Corp.	14,900	264,572
	Nomura Holdings, Inc. (8604 JP)	163,500	1,166,752
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	436,079
	Nomura Micro Science Co. Ltd.	2,700	68,784
	Nomura Real Estate Holdings, Inc.	111,000	633,907
	Nomura Research Institute Ltd.	14,989	578,771
	Noritake Co. Ltd.	5,400	169,146
	Noritsu Koki Co. Ltd.	16,800	182,365
	Noritz Corp.	6,900	89,593
	North Pacific Bank Ltd.	74,016	346,642
	NPR-RIKEN Corp.	4,846	98,122
#	NS Solutions Corp.	6,800	171,338
	NSD Co. Ltd.	15,900	339,713
	NSK Ltd.	58,802	296,304
	NSW, Inc.	1,800	28,998
	NTN Corp.	60,921	136,009
	NTT, Inc.	907,500	934,048
	Oat Agrio Co. Ltd.	2,000	28,433
	Obara Group, Inc.	2,300	62,531
	Obayashi Corp.	63,100	1,067,491
	OBIC Business Consultants Co. Ltd.	800	45,784
	Obic Co. Ltd.	11,600	359,844
	Odakyu Electric Railway Co. Ltd.	21,199	224,207
	Ogaki Kyoritsu Bank Ltd.	8,600	205,868
#	Ohashi Technica, Inc.	3,300	43,793
	Ohba Co. Ltd.	1,700	12,253
	Ohsho Food Service Corp.	8,400	183,599
	OIE Sangyo Co. Ltd.	600	8,473
	Oiles Corp.	6,140	89,939
	Oita Bank Ltd.	3,900	128,721
		Shares	Value»
JAPAN — (Continued)
	Oji Holdings Corp.	150,400	$758,825
	Okabe Co. Ltd.	8,300	49,387
#	Okada Aiyon Corp.	800	10,605
	Okamoto Machine Tool Works Ltd.	2,000	62,198
	Okamura Corp.	12,400	181,400
	Okasan Securities Group, Inc.	32,200	144,304
	Oki Electric Industry Co. Ltd.	25,248	301,647
	Okinawa Cellular Telephone Co.	12,800	213,384
	Okinawa Financial Group, Inc.	5,480	136,571
	OKUMA Corp.	11,200	249,343
	Okumura Corp.	8,000	253,602
	Okura Industrial Co. Ltd.	2,600	83,731
	Okuwa Co. Ltd.	8,300	44,762
	Olympus Corp.	90,900	1,118,703
	Omron Corp.	21,960	612,349
	One Career, Inc.	1,600	26,379
#	Onoken Co. Ltd.	4,300	38,389
	Onward Holdings Co. Ltd.	25,100	105,338
	Open House Group Co. Ltd.	17,900	861,400
	Open Up Group, Inc.	9,600	107,092
	Optex Group Co. Ltd.	8,100	122,278
	Optimus Group Co. Ltd.	7,900	17,196
	Optorun Co. Ltd.	2,206	24,289
	Oracle Corp. Japan	2,900	267,350
	Organo Corp.	7,200	617,898
	Orient Corp.	3,480	21,749
	Oriental Consultants Holdings Co. Ltd.	1,000	19,739
	Oriental Land Co. Ltd.	18,900	382,492
	Oriental Shiraishi Corp.	31,900	87,854
	ORIX Corp. (8591 JP)	70,100	1,714,788
#	Oro Co. Ltd.	2,400	36,619
	Osaka Gas Co. Ltd.	20,800	654,469
	Osaka Organic Chemical Industry Ltd.	3,600	89,365
#	Osaka Steel Co. Ltd.	1,800	30,278
#	OSAKA Titanium Technologies Co. Ltd.	5,100	87,827
#	Osaki Electric Co. Ltd.	11,100	89,958

69

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OSG Corp.	17,800	$258,070
	Otsuka Corp.	16,200	320,275
	OUG Holdings, Inc.	1,000	25,084
	Oyo Corp.	5,800	108,235
	Pacific Industrial Co. Ltd.	11,876	236,838
	Pack Corp.	9,900	77,138
	PAL GROUP Holdings Co. Ltd.	20,000	257,348
	PALTAC Corp.	6,210	183,148
	Pan Pacific International Holdings Corp.	161,000	957,726
	Panasonic Holdings Corp.	151,701	1,762,648
	Paraca, Inc.	1,500	19,252
	Paramount Bed Holdings Co. Ltd.	8,400	192,367
#	Park24 Co. Ltd.	27,000	315,541
	Parker Corp.	3,000	21,784
	Pasona Group, Inc.	6,100	75,430
	Pegasus Co. Ltd.	5,300	28,317
	Penta-Ocean Construction Co. Ltd.	72,800	666,484
#	People Dreams & Technologies Group Co. Ltd.	1,400	14,563
*	PeptiDream, Inc.	2,807	28,421
	Persol Holdings Co. Ltd.	368,334	611,016
	PHC Holdings Corp.	9,200	60,137
*	PIA Corp.	1,400	27,284
	Pickles Holdings Co. Ltd.	2,400	17,110
#	Pigeon Corp.	14,875	168,260
	PILLAR Corp.	5,000	157,457
	Pilot Corp.	4,400	132,863
	Piolax, Inc.	3,500	38,998
#*	PKSHA Technology, Inc.	2,000	57,886
	Plus Alpha Consulting Co. Ltd.	4,700	72,052
#	Port, Inc.	1,900	24,124
	PR Times Corp.	900	17,372
	Premium Group Co. Ltd.	8,700	111,375
	Premium Water Holdings, Inc.	700	15,040
	Press Kogyo Co. Ltd.	21,600	91,543
	Prestige International, Inc.	10,000	42,945
	Prima Meat Packers Ltd.	5,699	91,549
		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	2,308	$25,914
#	Pronexus, Inc.	5,200	36,863
#	Pro-Ship, Inc.	3,800	36,773
	PS Construction Co. Ltd.	2,490	29,203
	QB Net Holdings Co. Ltd.	1,301	11,452
#	Qol Holdings Co. Ltd.	11,000	138,692
	Quick Co. Ltd.	2,900	44,221
#	Raccoon Holdings, Inc.	4,100	17,725
	Raito Kogyo Co. Ltd.	8,000	167,423
	Raiznext Corp.	7,900	98,154
	Raksul, Inc.	9,100	62,477
	Rakus Co. Ltd.	39,600	319,683
*	Rakuten Bank Ltd.	13,700	751,957
*	Rakuten Group, Inc.	90,200	590,107
	Rasa Corp.	2,700	28,913
	Rasa Industries Ltd.	2,100	68,421
	Recruit Holdings Co. Ltd.	60,400	2,995,111
	Relo Group, Inc.	17,100	184,079
#	Renaissance, Inc.	2,000	13,632
	Renesas Electronics Corp.	68,199	842,228
	Rengo Co. Ltd.	49,100	299,040
#*	RENOVA, Inc.	9,500	50,901
	Resol Holdings Co. Ltd.	300	10,484
	Resona Holdings, Inc.	97,163	936,752
	Resonac Holdings Corp.	40,918	1,594,154
	Resorttrust, Inc.	34,400	405,376
	Restar Corp.	4,900	81,976
	Retail Partners Co. Ltd.	6,800	56,807
	Rheon Automatic Machinery Co. Ltd.	3,400	31,889
	Rhythm Co. Ltd.	1,100	23,925
	Ricoh Co. Ltd.	80,848	693,577
	Ricoh Leasing Co. Ltd.	4,500	165,263
	Riken Keiki Co. Ltd.	5,800	132,101
	Riken Technos Corp.	12,300	111,491
	Riken Vitamin Co. Ltd.	5,200	94,401
#	Ringer Hut Co. Ltd.	3,800	54,804
	Rinnai Corp.	10,300	233,456
	Rion Co. Ltd.	2,800	45,383
#	Riso Kyoiku Group Corp.	6,200	7,918
	Rix Corp.	800	19,324
	Rohm Co. Ltd.	44,100	706,203
	Roland Corp.	1,500	31,777

70

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rorze Corp.	27,000	$375,986
	Round One Corp.	48,900	351,112
	Royal Holdings Co. Ltd.	7,500	124,557
	Ryobi Ltd.	5,500	98,186
	RYODEN Corp.	3,500	72,512
	Ryohin Keikaku Co. Ltd.	63,200	1,299,984
	Ryoyo Ryosan Holdings, Inc.	5,776	111,298
	S Foods, Inc.	3,800	61,675
	S&B Foods, Inc.	3,400	73,460
	Sac's Bar Holdings, Inc.	4,300	21,844
	Sakai Chemical Industry Co. Ltd.	3,500	64,582
	Sakai Heavy Industries Ltd.	1,800	23,965
	Sakai Moving Service Co. Ltd.	2,200	40,222
	Sakata INX Corp.	11,900	175,665
	Sakata Seed Corp.	5,800	148,614
	Sala Corp.	14,300	97,436
	San Holdings, Inc.	5,200	50,669
	San ju San Financial Group, Inc.	6,050	143,093
	San-A Co. Ltd.	6,800	118,284
	San-Ai Obbli Co. Ltd.	15,800	209,270
	Sangetsu Corp.	11,000	215,092
	San-In Godo Bank Ltd.	34,576	304,016
*	Sanken Electric Co. Ltd.	5,700	273,963
	Sanki Engineering Co. Ltd.	9,000	309,294
	Sanko Gosei Ltd.	6,700	36,573
	Sanko Metal Industrial Co. Ltd.	4,000	35,218
	Sankyo Frontier Co. Ltd.	2,200	28,629
#	Sankyo Seiko Co. Ltd.	8,500	37,155
	Sankyu, Inc.	11,700	597,403
	Sanoh Industrial Co. Ltd.	7,700	45,809
	Sanrio Co. Ltd.	14,100	652,525
	Sansei Technologies, Inc.	2,400	35,254
	Sanshin Electronics Co. Ltd.	2,600	49,293
#	Santec Holdings Corp.	1,400	82,652
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	74,700	$731,893
	Sanwa Holdings Corp.	24,300	662,703
	Sanyo Chemical Industries Ltd.	1,800	48,976
	Sanyo Denki Co. Ltd.	12,000	306,852
	Sanyo Shokai Ltd.	2,599	53,619
	Sanyo Trading Co. Ltd.	6,100	62,790
#	Sata Construction Co. Ltd.	2,200	15,431
	Sato Corp.	4,419	62,721
	Sato Foods Co. Ltd.	300	15,195
	Sato Shoji Corp.	3,600	50,232
#	Satori Electric Co. Ltd.	3,200	39,817
	SAXA, Inc.	1,500	52,351
#*	SBI ARUHI Corp.	4,510	23,364
#	SBI Global Asset Management Co. Ltd.	6,900	26,534
	SBI Holdings, Inc.	24,600	1,099,301
#	SBS Holdings, Inc.	6,000	131,951
#	SCREEN Holdings Co. Ltd.	12,200	1,156,532
	Scroll Corp.	11,000	78,185
	SCSK Corp.	17,100	628,367
	SEC Carbon Ltd.	2,500	34,609
	Seibu Electric & Machinery Co. Ltd.	1,200	16,341
	Seibu Holdings, Inc.	22,500	790,831
	Seika Corp.	6,300	93,929
	Seikagaku Corp.	6,700	28,543
#	Seikitokyu Kogyo Co. Ltd.	6,100	58,687
	Seiko Epson Corp.	53,400	676,610
	Seiko Group Corp.	7,899	362,752
	Seino Holdings Co. Ltd.	29,700	419,719
	Seiren Co. Ltd.	9,300	190,448
	Sekisui Chemical Co. Ltd.	39,800	689,506
	Sekisui House Ltd.	35,500	761,662
	Sekisui Jushi Corp.	5,600	74,879
	SEMITEC Corp.	2,100	32,260
	Senko Group Holdings Co. Ltd.	31,000	404,617
	Senshu Electric Co. Ltd.	3,200	93,732
	Senshu Ikeda Holdings, Inc.	61,400	265,023
	Seria Co. Ltd.	8,000	152,335

71

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	236,100	$3,003,143
	Seven Bank Ltd.	106,000	194,723
	SG Holdings Co. Ltd.	43,700	401,629
#	Sharingtechnology, Inc.	6,500	39,366
*	Sharp Corp.	28,757	159,635
	Shibaura Machine Co. Ltd.	3,900	108,299
	Shibaura Mechatronics Corp.	3,000	353,366
#	Shibusawa Logistics Corp.	10,400	74,659
	Shibuya Corp.	3,000	66,556
*	SHIFT, Inc.	39,400	271,587
	Shiga Bank Ltd.	9,400	379,706
	Shikibo Ltd.	2,900	18,874
	Shikoku Bank Ltd.	8,100	76,444
	Shikoku Kasei Holdings Corp.	9,300	165,554
	Shimadaya Corp.	1,500	17,155
	Shimamura Co. Ltd.	7,200	464,182
	Shimano, Inc.	3,619	379,148
#	Shimizu Bank Ltd.	1,800	23,514
	Shimizu Corp.	51,600	692,635
	Shimojima Co. Ltd.	2,400	20,086
	Shin Maint Holdings Co. Ltd.	1,400	10,298
	Shin Nippon Air Technologies Co. Ltd.	5,600	111,830
	Shinagawa Refra Co. Ltd.	12,100	145,024
	Shindengen Electric Manufacturing Co. Ltd.	1,000	22,710
	Shin-Etsu Chemical Co. Ltd.	84,600	2,542,985
	Shin-Etsu Polymer Co. Ltd.	10,400	130,239
#	Shinki Bus Co. Ltd.	1,200	14,705
#	Shinko Shoji Co. Ltd.	7,600	50,188
	Shinmaywa Industries Ltd.	16,000	208,080
	Shinnihon Corp.	8,500	97,692
	Shinnihonseiyaku Co. Ltd.	2,400	33,637
	Shinsho Corp.	4,200	63,283
	Shinwa Co. Ltd. (3447 JP)	1,900	10,236
	Shinwa Co. Ltd. (7607 JP)	2,600	51,814
	Ship Healthcare Holdings, Inc.	20,300	303,676
		Shares	Value»
JAPAN — (Continued)
	Shiseido Co. Ltd.	24,200	$407,621
	Shizuoka Financial Group, Inc.	62,600	843,073
	Shizuoka Gas Co. Ltd.	11,000	80,438
	SHO-BOND Holdings Co. Ltd.	6,400	203,082
	Shoei Co. Ltd.	10,300	109,408
#	Shoei Foods Corp.	1,500	38,344
	Showa Sangyo Co. Ltd.	4,100	78,263
	SIGMAXYZ Holdings, Inc.	13,000	73,721
	Siix Corp.	8,700	78,027
*	Simplex Holdings, Inc.	7,900	220,281
	Sinanen Holdings Co. Ltd.	1,900	76,087
	Sinko Industries Ltd.	13,500	112,789
	Sintokogio Ltd.	10,000	66,969
	SK Kaken Co. Ltd.	1,300	76,478
#	SK-Electronics Co. Ltd.	2,100	40,527
	SKY Perfect JSAT Holdings, Inc.	45,400	446,735
	Skylark Holdings Co. Ltd.	45,300	819,364
	Skymark Airlines, Inc.	3,500	10,186
#	Smaregi, Inc.	1,500	27,660
	SMC Corp.	900	308,090
	SMK Corp.	1,100	16,165
	SMS Co. Ltd.	12,006	103,481
#	Socionext, Inc.	38,300	861,924
	Soda Nikka Co. Ltd.	4,200	27,198
	Sodick Co. Ltd.	10,000	63,229
	SoftBank Corp.	1,238,000	1,759,195
	SoftBank Group Corp.	91,100	15,985,182
	Softcreate Holdings Corp.	3,600	49,801
	Software Service, Inc.	600	53,336
	Soken Chemical & Engineering Co. Ltd.	4,400	68,044
	Solasto Corp.	7,200	23,527
	Soliton Systems KK	2,100	23,348
	Sompo Holdings, Inc.	78,800	2,401,467
*	Sony Financial Group, Inc.	368,000	371,080
	Sony Group Corp. (6758 JP)	368,000	10,248,645
	Sotetsu Holdings, Inc.	9,042	151,573
	Space Co. Ltd.	4,390	38,911
	Sparx Group Co. Ltd.	4,840	48,823

72

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SPK Corp.	2,200	$31,911
	Square Enix Holdings Co. Ltd.	10,200	197,317
	SRA Holdings	2,600	84,241
#	SRE Holdings Corp.	2,600	47,560
	SRS Holdings Co. Ltd.	5,000	37,179
	ST HD Co. Ltd.	6,980	117,782
	St. Care Holding Corp.	2,700	14,523
	Stanley Electric Co. Ltd.	23,800	467,485
	Star Mica Holdings Co. Ltd.	8,800	64,946
	Star Micronics Co. Ltd.	5,500	59,274
	Startia Holdings, Inc.	2,000	35,794
	Starts Corp., Inc.	9,300	288,894
	Starzen Co. Ltd.	12,600	94,807
	Stella Chemifa Corp.	1,100	29,199
	Step Co. Ltd.	2,300	36,192
	STI Foods Holdings, Inc.	1,500	12,489
	Strike Co. Ltd.	2,200	54,198
#	Studio Alice Co. Ltd.	2,300	30,303
	Subaru Corp.	125,600	2,671,904
	Subaru Enterprise Co. Ltd.	2,000	42,608
	Sugi Holdings Co. Ltd.	18,200	393,151
	Sugimoto & Co. Ltd.	5,200	60,898
	SUMCO Corp.	50,300	512,598
	Sumida Corp.	8,200	59,582
	Sumitomo Densetsu Co. Ltd.	4,100	258,010
	Sumitomo Electric Industries Ltd.	72,600	2,646,807
	Sumitomo Forestry Co. Ltd.	104,700	1,089,170
	Sumitomo Heavy Industries Ltd.	22,619	604,754
	Sumitomo Metal Mining Co. Ltd.	23,000	752,386
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	4,044,824
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	184,794
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,153,595
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	28,200	$1,204,055
	Sumitomo Riko Co. Ltd.	11,100	187,842
	Sumitomo Rubber Industries Ltd.	43,725	512,079
#	Sumitomo Seika Chemicals Co. Ltd.	1,500	46,462
	Sumitomo Warehouse Co. Ltd.	14,500	305,832
	Sun Frontier Fudousan Co. Ltd.	8,800	130,361
	Sundrug Co. Ltd.	16,200	437,242
#	Suntory Beverage & Food Ltd.	12,300	372,317
	Sun-Wa Technos Corp.	3,300	57,314
	Suruga Bank Ltd.	26,900	269,272
	Suzuken Co. Ltd.	14,450	548,761
	Suzuki Co. Ltd.	4,100	57,297
	Suzuki Motor Corp.	149,300	2,228,880
	SWCC Corp.	8,300	403,262
	System Research Co. Ltd.	2,400	31,630
	System Support Holdings, Inc.	1,800	35,501
#	Systems Engineering Consultants Co. Ltd.	1,000	16,748
	Systena Corp.	64,000	220,247
	Syuppin Co. Ltd.	3,700	30,509
	T Hasegawa Co. Ltd.	6,900	120,891
	T RAD Co. Ltd.	1,500	67,864
	T&D Holdings, Inc.	44,300	951,366
	Tachibana Eletech Co. Ltd.	4,880	89,646
	Tachikawa Corp.	2,800	34,351
	Tachi-S Co. Ltd.	7,500	95,070
	Tadano Ltd.	16,300	113,207
	Taihei Dengyo Kaisha Ltd.	7,500	105,162
	Taikisha Ltd.	10,200	201,938
	Taiko Bank Ltd.	1,300	14,710
	Taisei Corp.	10,600	771,270
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,500	25,657
	Taiyo Holdings Co. Ltd.	10,200	545,633
	Taiyo Yuden Co. Ltd.	26,400	749,807
	Takamatsu Construction Group Co. Ltd.	3,700	81,206

73

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamiya Co. Ltd.	11,977	$32,275
	Takaoka Toko Co. Ltd.	3,000	66,811
	Takara & Co. Ltd.	3,000	79,144
	Takara Standard Co. Ltd.	10,400	167,974
	Takasago International Corp.	18,000	175,915
	Takasago Thermal Engineering Co. Ltd.	13,800	409,503
	Takashima & Co. Ltd.	4,800	25,507
	Takashimaya Co. Ltd.	67,600	723,073
	TAKEBISHI Corp.	2,200	29,168
	Takeuchi Manufacturing Co. Ltd.	8,400	346,312
#	Taki Chemical Co. Ltd.	900	21,053
#	Tama Home Co. Ltd.	4,700	110,135
	Tamron Co. Ltd.	34,400	244,293
	Tamura Corp.	14,800	50,723
	Tanseisha Co. Ltd.	9,100	78,508
	Tayca Corp.	4,200	35,793
	Tazmo Co. Ltd.	1,400	21,563
	TBS Holdings, Inc.	7,500	258,957
	TDC Soft, Inc.	7,600	66,439
	TDK Corp. (6762 JP)	175,600	3,068,119
	TechMatrix Corp.	7,300	103,243
#	Techno Medica Co. Ltd.	900	10,960
	Techno Ryowa Ltd.	1,600	58,731
	Techno Smart Corp.	2,600	35,085
	Teikoku Electric Manufacturing Co. Ltd.	2,400	48,058
	Teikoku Sen-I Co. Ltd.	4,600	102,370
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	25,640
	Tekken Corp.	2,700	64,494
#	Tenpos Holdings Co. Ltd.	600	13,476
#	Tera Probe, Inc.	800	30,349
	Terasaki Electric Co. Ltd.	600	18,769
	Tess Holdings Co. Ltd.	10,300	23,252
	THK Co. Ltd.	23,100	615,096
	Tigers Polymer Corp.	3,500	21,959
	TIS, Inc.	23,600	813,040
	TKC Corp.	5,700	149,137
	Toa Corp. (1885 JP)	21,800	333,912
	Toa Corp. (6809 JP)	6,200	50,794
		Shares	Value»
JAPAN — (Continued)
	TOA ROAD Corp.	12,000	$120,849
	TOBISHIMA HOLDINGS, Inc.	5,970	81,535
	Tobu Railway Co. Ltd.	11,800	190,310
	TOC Co. Ltd.	7,200	38,038
	Tocalo Co. Ltd.	13,600	199,320
	Tochigi Bank Ltd.	22,700	80,931
	Toda Corp.	59,600	401,511
	Toei Animation Co. Ltd.	5,900	110,578
	Toei Co. Ltd.	3,000	106,646
	Toenec Corp.	15,500	168,219
	Toho Bank Ltd.	46,900	138,797
	Toho Co. Ltd. (8142 JP)	2,500	53,760
	Toho Co. Ltd. (9602 JP)	3,800	222,744
	Toho Gas Co. Ltd.	8,500	253,810
	Toho Holdings Co. Ltd.	9,400	301,447
	Toho Titanium Co. Ltd.	5,300	54,320
*	Toho Zinc Co. Ltd.	4,100	17,874
	Tohoku Bank Ltd.	1,800	15,447
	Tokai Carbon Co. Ltd.	41,300	276,661
	Tokai Corp.	4,100	56,798
	TOKAI Holdings Corp.	19,139	126,708
	Tokai Rika Co. Ltd.	14,300	256,891
	Tokai Tokyo Financial Holdings, Inc.	41,600	154,143
	Token Corp.	1,810	166,045
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	4,426,699
	Tokushu Tokai Paper Co. Ltd.	6,900	66,390
	Tokyo Century Corp.	37,100	437,848
#	Tokyo Electron Device Ltd.	5,400	105,505
	Tokyo Electron Ltd.	19,200	4,233,028
	Tokyo Energy & Systems, Inc.	4,500	51,873
	Tokyo Gas Co. Ltd.	19,800	694,865
	Tokyo Kiraboshi Financial Group, Inc.	6,422	305,782
	Tokyo Ohka Kogyo Co. Ltd.	16,400	598,494
	Tokyo Sangyo Co. Ltd.	6,600	39,931
	Tokyo Seimitsu Co. Ltd.	8,700	598,503

74

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Steel Manufacturing Co. Ltd.	13,700	$120,884
	Tokyo Tatemono Co. Ltd.	46,900	875,634
	Tokyu Construction Co. Ltd.	17,364	118,098
	Tokyu Fudosan Holdings Corp.	151,043	1,217,208
	Toli Corp.	10,700	43,287
	Tomato Bank Ltd.	1,400	12,536
	Tomoe Corp.	5,400	63,421
#	Tomoe Engineering Co. Ltd.	6,000	61,690
	Tomoku Co. Ltd.	3,500	74,753
	TOMONY Holdings, Inc.	46,900	207,836
	Tomy Co. Ltd.	21,600	444,350
	TOPPAN Holdings, Inc.	23,300	569,868
	Topre Corp.	11,300	163,803
	Topy Industries Ltd.	4,200	77,547
	Toray Industries, Inc.	127,700	781,834
#	Torex Semiconductor Ltd.	3,000	30,918
#	Toridoll Holdings Corp.	11,600	335,985
	Torigoe Co. Ltd.	4,100	29,425
	Torishima Pump Manufacturing Co. Ltd.	4,500	61,015
	Tosei Corp.	8,900	189,356
	Toshiba TEC Corp.	6,100	123,125
	Tosho Co. Ltd.	3,800	19,408
	Totech Corp.	6,300	130,090
	Totetsu Kogyo Co. Ltd.	5,000	137,231
	TOTO Ltd.	16,399	415,954
	Toukei Computer Co. Ltd.	1,400	34,802
	Toumei Co. Ltd.	2,000	13,413
	Tow Co. Ltd.	9,200	22,101
	Towa Bank Ltd.	7,100	42,763
#	Toyo Gosei Co. Ltd.	1,400	63,636
	Toyo Innovex Co. Ltd.	4,900	21,061
	Toyo Kanetsu KK	2,200	64,356
	Toyo Seikan Group Holdings Ltd.	23,700	532,071
	Toyo Suisan Kaisha Ltd.	6,500	471,152
	Toyo Tanso Co. Ltd.	2,500	74,794
	Toyo Tire Corp.	28,500	778,907
	Toyoda Gosei Co. Ltd.	16,500	381,889
		Shares	Value»
JAPAN — (Continued)
	Toyota Boshoku Corp.	21,700	$329,950
	Toyota Industries Corp.	4,100	445,679
	TPR Co. Ltd.	5,800	45,550
	Traders Holdings Co. Ltd.	4,900	28,432
	Transaction Co. Ltd.	6,400	42,467
	Transcosmos, Inc.	4,363	103,393
	TRE Holdings Corp.	16,600	166,339
	Treasure Factory Co. Ltd.	3,800	41,190
	Trend Micro, Inc. (4704 JP)	11,500	586,873
#	Tri Chemical Laboratories, Inc.	900	17,372
	Trinity Industrial Corp.	1,700	12,966
	Trusco Nakayama Corp.	10,100	159,243
	TS Tech Co. Ltd.	16,800	199,110
	TSI Holdings Co. Ltd.	13,100	81,288
	Tsubakimoto Chain Co.	22,284	311,890
	Tsubakimoto Kogyo Co. Ltd.	3,600	63,666
	Tsugami Corp.	10,600	187,876
	Tsukishima Holdings Co. Ltd.	6,600	109,183
	Tsukuba Bank Ltd.	21,200	43,341
	Tsumura & Co.	13,400	310,834
	Tsuruha Holdings, Inc.	40,000	694,509
	Tsurumi Manufacturing Co. Ltd.	9,600	120,978
	Tsutsumi Jewelry Co. Ltd.	2,200	32,262
	Tsuzuki Denki Co. Ltd.	1,700	34,818
	TV Asahi Holdings Corp.	6,600	134,306
	Tv Tokyo Holdings Corp.	2,500	75,283
	TYK Corp.	3,500	12,544
	UACJ Corp.	42,000	542,340
	Uchida Yoko Co. Ltd.	2,300	155,063
	Ueki Corp.	400	6,471
	ULS Group, Inc.	13,000	62,484
	Ulvac, Inc.	11,800	535,240
	U-Next Holdings Co. Ltd.	15,600	205,905
	Unicharm Corp.	47,200	292,035
	Unipres Corp.	4,700	36,486
	United Arrows Ltd.	5,900	73,689

75

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	United Super Markets Holdings, Inc.	8,200	$43,777
	Urbanet Corp. Co. Ltd.	9,100	33,187
	User Local, Inc.	1,200	15,250
	Ushio, Inc.	24,900	412,835
	USS Co. Ltd.	50,000	551,894
	UT Group Co. Ltd.	5,100	90,817
	V Technology Co. Ltd.	2,000	44,932
	Valor Holdings Co. Ltd.	8,251	151,039
	Valqua Ltd.	4,100	103,149
#	Value HR Co. Ltd.	4,100	44,948
	ValueCommerce Co. Ltd.	4,200	18,317
	Vector, Inc.	6,200	46,740
	Vertex Corp.	12,360	110,601
	Vision, Inc.	5,000	39,680
*	Visional, Inc.	5,100	354,107
	Vital KSK Holdings, Inc.	10,000	80,577
	VT Holdings Co. Ltd.	17,400	54,925
	Wacoal Holdings Corp.	7,900	275,482
	Wacom Co. Ltd.	25,500	138,409
	Wakachiku Construction Co. Ltd.	2,500	77,763
	Wakita & Co. Ltd.	10,600	121,979
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	90,987
#	Waseda Academy Co. Ltd.	2,000	30,857
#	Watahan & Co. Ltd.	3,100	28,771
	WATAMI Co. Ltd.	4,800	28,160
	Weathernews, Inc.	2,600	67,772
	Welcia Holdings Co. Ltd.	17,760	354,185
	Wellneo Sugar Co. Ltd.	2,200	35,978
	Wellnet Corp.	2,900	12,253
	West Holdings Corp.	5,757	55,063
#	Will Group, Inc.	4,900	32,381
*	WingArc1st, Inc.	5,200	113,272
	Workman Co. Ltd.	2,300	86,510
	World Co. Ltd.	7,700	135,115
	World Holdings Co. Ltd.	2,800	45,513
	Xebio Holdings Co. Ltd.	4,300	30,398
	YAC Holdings Co. Ltd.	2,600	15,142
	Yagi & Co. Ltd.	500	10,028
		Shares	Value»
JAPAN — (Continued)
	Yahagi Construction Co. Ltd.	9,100	$128,739
	Yakult Honsha Co. Ltd.	23,398	350,287
	YAKUODO Holdings Co. Ltd.	1,600	21,092
	YAMABIKO Corp.	14,400	240,582
	YAMADA Consulting Group Co. Ltd.	2,400	27,367
	Yamada Holdings Co. Ltd.	87,091	261,814
	Yamae Group Holdings Co. Ltd.	4,000	66,406
	Yamagata Bank Ltd.	2,499	27,192
	Yamaguchi Financial Group, Inc.	46,300	530,452
	Yamaha Corp.	46,700	294,699
#	Yamaha Motor Co. Ltd.	140,700	1,013,710
	Yamaichi Electronics Co. Ltd.	5,200	154,054
#	Yamami Co.	500	12,999
	Yamanashi Chuo Bank Ltd.	7,300	155,455
	Yamatane Corp.	5,200	86,022
	Yamato Corp.	4,700	66,036
	Yamato Holdings Co. Ltd.	26,846	392,513
	Yamato Kogyo Co. Ltd.	7,500	472,736
	Yamaura Corp.	2,200	20,384
	Yamazaki Baking Co. Ltd.	26,200	514,898
	Yamazen Corp.	15,200	140,841
	Yaskawa Electric Corp.	6,200	170,055
	Yasuda Logistics Corp.	4,800	67,436
	Yellow Hat Ltd.	20,000	201,394
	Yodoko Ltd.	28,500	240,289
	Yokogawa Bridge Holdings Corp.	10,100	180,288
	Yokogawa Electric Corp.	17,500	523,503
	Yokohama Financial Group, Inc.	135,732	985,989
	Yokohama Rubber Co. Ltd.	32,600	1,163,462
	Yokorei Co. Ltd.	12,100	96,253
	Yokowo Co. Ltd.	2,525	32,339
	Yondenko Corp.	8,100	73,829
	Yondoshi Holdings, Inc.	900	9,993
	Yonex Co. Ltd.	13,900	357,516

76

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yonkyu Co. Ltd.	800	$13,780
	Yorozu Corp.	1,000	5,941
#	Yoshinoya Holdings Co. Ltd.	12,285	242,500
	Yotai Refractories Co. Ltd.	300	3,459
	Yuasa Trading Co. Ltd.	4,800	156,061
	Yukiguni Factory Co. Ltd.	5,400	36,027
	Yurtec Corp.	10,600	170,884
	Yushin Co.	4,600	19,231
	Yushiro, Inc.	2,000	27,553
	Yutaka Giken Co. Ltd.	1,400	27,498
	Zacros Corp.	14,400	98,415
	Zaoh Co. Ltd.	800	12,710
	Zenitaka Corp.	600	30,804
	Zenkoku Hosho Co. Ltd.	19,900	409,004
	Zenrin Co. Ltd.	6,800	45,453
	Zensho Holdings Co. Ltd.	11,600	722,286
	Zeon Corp.	33,300	341,674
	ZERIA Pharmaceutical Co. Ltd.	5,900	76,569
#	ZIGExN Co. Ltd.	15,100	49,881
	Zojirushi Corp.	2,600	28,026
	ZOZO, Inc.	33,900	293,049
	Zuiko Corp.	4,100	25,511
TOTAL JAPAN			433,795,735
NETHERLANDS — (4.1%)
	Aalberts NV	22,053	698,666
Ω	ABN AMRO Bank NV	77,162	2,305,497
	Acomo NV	6,558	177,641
*Ω	Adyen NV	570	976,686
	Aegon Ltd. (AEG US)	75,866	574,306
	Aegon Ltd. (AGN NA)	236,073	1,799,047
	Akzo Nobel NV	31,623	2,089,825
	Allfunds Group PLC	65,928	501,167
	AMG Critical Materials NV	5,752	190,980
#	Aperam SA	11,909	414,996
	Arcadis NV	18,005	859,860
	ASM International NV	4,136	2,683,621
	ASML Holding NV (ASML NA)	1,474	1,558,474
	ASML Holding NV (ASML US)	16,394	17,364,900
	ASR Nederland NV	49,353	3,293,752
*Ω	Basic-Fit NV	11,157	331,185
	BE Semiconductor Industries NV	8,334	1,420,914
		Shares	Value»
NETHERLANDS — (Continued)
#	Brunel International NV	4,722	$42,084
*	CM.com NV	2,877	13,922
	Coca-Cola Europacific Partners PLC	17,777	1,583,657
	Corbion NV	11,777	239,700
Ω	CTP NV	19,637	409,493
*	Flow Traders Ltd.	11,338	311,762
	ForFarmers NV	5,486	26,531
	Fugro NV	20,040	204,654
	HAL Trust	1,635	256,619
	Havas NV	116,631	203,541
	IMCD NV	9,606	995,409
	ING Groep NV (INGA NA)	157,316	3,928,128
*	InPost SA	46,780	589,262
	JDE Peet's NV	25,747	937,039
	Kendrion NV	3,183	52,219
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,725,452
	Koninklijke BAM Groep NV	83,795	777,860
	Koninklijke Heijmans NV	8,810	624,136
	Koninklijke KPN NV	978,333	4,527,198
#	Koninklijke Philips NV (PHG US)	50,923	1,391,214
#	Koninklijke Philips NV (PHIA NA)	11,440	313,401
	Koninklijke Vopak NV	22,921	1,038,710
	Nedap NV	1,486	178,788
	NN Group NV	66,887	4,577,402
#*	Pharming Group NV	110,090	144,270
#	PostNL NV	79,073	87,497
	Prosus NV (PRX NA)	42,555	2,941,336
	Randstad NV	23,979	939,758
	SBM Offshore NV	46,762	1,209,220
Ω	Signify NV	26,383	631,543
	Sligro Food Group NV	3,901	41,894
	TKH Group NV	8,741	386,423
*	TomTom NV	6,052	36,447
#	Universal Music Group NV	74,603	2,001,000
	Van Lanschot Kempen NV	9,679	565,906
	Wolters Kluwer NV	25,317	3,103,498
TOTAL NETHERLANDS			77,278,490
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	37,649	232,663
	Air New Zealand Ltd.	292,095	99,454

77

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Auckland International Airport Ltd.	53,996	$251,308
#	Briscoe Group Ltd.	7,212	22,289
#	Channel Infrastructure NZ Ltd.	94,519	144,970
	Chorus Ltd. (CNU NZ)	87,918	470,805
#	Contact Energy Ltd.	81,575	434,866
	EBOS Group Ltd.	18,717	309,519
	Fisher & Paykel Healthcare Corp. Ltd.	19,201	407,063
*	Fletcher Building Ltd. (FBU NZ)	139,758	260,527
	Fonterra Co-Operative Group Ltd.	23,363	109,222
	Freightways Group Ltd.	44,861	377,488
	Genesis Energy Ltd.	93,507	134,290
*	Gentrack Group Ltd.	5,468	28,618
	Hallenstein Glasson Holdings Ltd.	12,487	70,391
	Heartland Group Holdings Ltd.	171,757	106,563
	Infratil Ltd.	24,937	176,255
	Investore Property Ltd.	35,007	25,187
*	KMD Brands Ltd.	154,764	25,230
	Mainfreight Ltd.	7,201	248,341
	Mercury NZ Ltd.	21,781	80,743
	Meridian Energy Ltd.	38,577	130,597
#	Napier Port Holdings Ltd.	14,915	29,427
#	NZME Ltd. (NZM AU)	18,597	12,438
	NZX Ltd.	96,996	85,446
#*	Oceania Healthcare Ltd.	85,437	38,599
#	Port of Tauranga Ltd.	20,843	93,828
	Restaurant Brands New Zealand Ltd.	9,175	26,459
*	Ryman Healthcare Ltd.	38,805	63,547
	Sanford Ltd.	10,430	36,723
	Scales Corp. Ltd.	37,158	129,652
	Skellerup Holdings Ltd.	53,108	166,839
	SKY Network Television Ltd.	48,329	99,593
	Spark New Zealand Ltd.	98,198	137,667
	Summerset Group Holdings Ltd.	60,092	398,553
	Tourism Holdings Ltd.	30,378	44,020
	TOWER Ltd.	107,281	113,469
		Shares	Value»
NEW ZEALAND — (Continued)
	Turners Automotive Group Ltd.	13,906	$58,190
	Vector Ltd.	17,959	51,485
#*	Vista Group International Ltd.	21,101	31,985
#*	Warehouse Group Ltd.	33,331	15,351
TOTAL NEW ZEALAND			5,779,660
NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,317	72,561
	ABG Sundal Collier Holding ASA	54,929	38,120
	AF Gruppen ASA	5,957	100,054
	Aker Solutions ASA	37,125	102,005
	AKVA Group ASA	848	7,525
	Archer Ltd.	9,352	21,775
	Atea ASA	17,327	263,977
	Austevoll Seafood ASA	18,833	176,829
	B2 Impact ASA	73,842	126,574
	Bakkafrost P	3,208	147,304
#*	BEWi ASA	4,828	8,312
	Bonheur ASA	6,236	134,910
	Borregaard ASA	11,587	219,442
	Bouvet ASA	14,124	89,670
Ω	BW LPG Ltd.	28,568	378,318
*	Cadeler AS (CADLR NO)	28,268	131,060
*	Cadeler AS (CDLR US), ADR	519	9,617
*	Cloudberry Clean Energy ASA	56,428	73,445
	DNB Bank ASA	33,660	859,186
	DOF Group ASA	21,142	189,532
Ω	Elkem ASA	47,071	123,810
Ω	Elmera Group ASA	19,682	63,316
	Elopak ASA	24,235	114,083
Ω	Entra ASA	6,404	71,258
Ω	Europris ASA	34,170	294,611
	Gjensidige Forsikring ASA	5,374	144,626
*	Grieg Seafood ASA	10,723	71,809
	Hafnia Ltd.	37,059	230,869
*	Hexagon Composites ASA	19,122	17,174
#	Hoegh Autoliners ASA	25,645	229,794
Ω	Kid ASA	7,527	101,898
	Kitron ASA	22,964	170,727
*	Kongsberg Automotive ASA	178,061	30,428
	Leroy Seafood Group ASA	12,624	59,440

78

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	LINK Mobility Group Holding ASA	47,902	$141,877
	Magnora ASA	12,043	24,422
	Medistim ASA	2,115	56,882
	Mowi ASA	10,745	236,210
Ω	Multiconsult ASA	3,394	57,616
	Norbit ASA	5,881	118,394
*	Nordic Semiconductor ASA	2,834	40,988
	Norsk Hydro ASA	104,188	704,369
*Ω	Norske Skog ASA	16,612	25,687
*	Northern Ocean Ltd.	28,873	17,142
*	NRC Group ASA	10,511	8,001
	Odfjell Drilling Ltd.	31,663	254,331
	Odfjell SE, Class A	4,824	57,984
	Odfjell Technology Ltd.	4,361	25,037
*	OKEA ASA	12,756	22,969
	Olav Thon Eiendomsselskap ASA	1,536	40,167
	Orkla ASA	5,699	57,881
*	Otello Corp. ASA	14,046	20,975
	Panoro Energy ASA	22,447	47,970
	Paratus Energy Services Ltd.	2,873	11,760
	Pareto Bank ASA	9,248	78,350
	Petronor E&P ASA	15,083	15,410
	Pexip Holding ASA	9,642	59,231
	Protector Forsikring ASA	6,303	283,936
	Rana Gruber ASA	5,547	34,974
	Rogaland Sparebank	2,270	30,884
#	Salmar ASA	3,427	192,468
	SATS ASA	24,054	86,184
*Ω	Scatec ASA	32,702	344,936
	Sea1 offshore, Inc.	20,330	40,240
	Selvaag Bolig ASA	9,716	31,576
#*Ω	Shelf Drilling Ltd.	19,233	34,720
	Solstad Maritime Holding AS	9,952	17,629
*	Solstad Offshore ASA	7,622	32,702
	Sparebank 1 Oestlandet	8,533	149,635
	SpareBank 1 Sor-Norge ASA	21,520	370,427
	Sparebanken More	6,733	66,438
	Stolt-Nielsen Ltd.	7,288	244,448
	Storebrand ASA	56,731	879,161
	Subsea 7 SA	34,627	632,405
	Telenor ASA	28,479	423,526
	TGS ASA	18,034	155,627
	TOMRA Systems ASA	10,628	129,746
	Veidekke ASA	22,947	355,283
		Shares	Value»
NORWAY — (Continued)
#	Vend Marketplaces ASA, Class B	2,747	$94,433
	Wallenius Wilhelmsen ASA	17,429	136,310
	Wilh Wilhelmsen Holding ASA, Class A	3,431	172,935
	Wilh Wilhelmsen Holding ASA, Class B	997	47,360
	Zalaris ASA	1,628	14,811
*	Zaptec ASA	9,355	27,304
TOTAL NORWAY			12,027,810
PORTUGAL — (0.5%)
#	Altri SGPS SA	17,850	101,243
	Banco Comercial Portugues SA, Class R	2,654,076	2,342,757
	Corticeira Amorim SGPS SA	7,403	62,108
	CTT-Correios de Portugal SA	18,086	157,250
#	EDP Renovaveis SA	41,012	599,624
	EDP SA (EDP PL)	239,815	1,192,154
	Galp Energia SGPS SA	111,634	2,242,847
	Ibersol SGPS SA	6,294	73,283
	Jeronimo Martins SGPS SA	24,026	618,790
	Mota-Engil SGPS SA	25,597	177,064
#	Navigator Co. SA	38,172	132,180
	NOS SGPS SA	42,747	185,227
	REN - Redes Energeticas Nacionais SGPS SA	56,809	213,842
	Sonae SGPS SA	202,112	329,284
TOTAL PORTUGAL			8,427,653
SINGAPORE — (1.3%)
*	AEM Holdings Ltd.	33,766	49,151
	Aztech Global Ltd.	57,700	29,938
	Banyan Tree Holdings Ltd.	76,100	36,800
	Boustead Singapore Ltd.	86,471	118,740
	BRC Asia Ltd.	25,400	82,267
	Bukit Sembawang Estates Ltd.	38,300	123,300
	Capitaland India Trust	158,786	147,536
	CapitaLand Investment Ltd.	290,500	588,565

79

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Centurion Corp. Ltd.	37,000	$40,298
	China Aviation Oil Singapore Corp. Ltd.	71,400	83,339
	China Sunsine Chemical Holdings Ltd.	101,000	56,989
	City Developments Ltd.	120,100	667,090
	ComfortDelGro Corp. Ltd.	300,200	336,605
*	COSCO Shipping International Singapore Co. Ltd.	443,400	41,185
	CSE Global Ltd.	132,766	86,061
	DBS Group Holdings Ltd.	110,064	4,556,925
	Delfi Ltd.	70,200	43,678
	DFI Retail Group Holdings Ltd.	66,700	234,019
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	38,762
	First Resources Ltd.	125,500	189,063
	Food Empire Holdings Ltd.	42,400	76,828
	Fraser & Neave Ltd.	43,400	49,645
	Frasers Property Ltd.	82,100	66,166
	Frencken Group Ltd.	94,100	119,078
*	Gallant Venture Ltd.	52,000	2,996
	Golden Agri-Resources Ltd.	1,266,800	272,524
	GuocoLand Ltd.	48,400	80,655
	Haw Par Corp. Ltd.	23,800	270,600
	Ho Bee Land Ltd.	39,400	68,085
	Hong Fok Corp. Ltd.	84,400	49,910
	Hong Leong Asia Ltd.	76,800	142,088
	Hong Leong Finance Ltd.	79,500	159,393
	Hongkong Land Holdings Ltd.	128,700	786,398
	Hotel Grand Central Ltd.	29,489	15,853
	Hour Glass Ltd.	49,200	79,367
	HRnetgroup Ltd.	22,900	13,010
	Hutchison Port Holdings Trust	1,065,900	223,938
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	215,708
	ISDN Holdings Ltd.	80,490	26,300
	Keppel Ltd.	173,400	1,356,048
	LHN Ltd.	31,400	19,679
		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International Ltd.	30,900	$101,249
	Marco Polo Marine Ltd.	292,000	23,580
*	Mermaid Maritime PCL	118,300	11,369
	Metro Holdings Ltd.	101,100	41,931
	Micro-Mechanics Holdings Ltd.	10,500	14,347
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	21,698
	Netlink NBN Trust	369,200	277,938
*	Oceanus Group Ltd.	1,247,200	4,758
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,913,141
	Pan-United Corp. Ltd.	47,875	41,158
	Propnex Ltd.	43,800	75,395
	Q&M Dental Group Singapore Ltd.	53,640	22,036
	QAF Ltd.	44,382	30,533
*	Rex International Holding Ltd.	266,900	34,310
	Riverstone Holdings Ltd.	96,800	66,919
	Samudera Shipping Line Ltd.	41,900	31,215
	SATS Ltd.	109,632	287,915
	SBS Transit Ltd.	11,800	28,896
	Seatrium Ltd.	447,933	747,258
	Sheng Siong Group Ltd.	138,000	245,882
	SIA Engineering Co. Ltd.	19,600	53,170
	Singapore Airlines Ltd.	211,300	1,075,626
	Singapore Exchange Ltd.	99,700	1,293,663
	Singapore Land Group Ltd.	18,100	42,836
#	Singapore Post Ltd.	348,700	112,652
	Singapore Telecommunications Ltd.	54,500	177,891
	Stamford Land Corp. Ltd.	162,807	62,565
	StarHub Ltd.	91,700	81,693
	Straits Trading Co. Ltd.	37,025	47,790
*††	Swiber Holdings Ltd.	23,999	0
	Tai Sin Electric Ltd.	24,900	12,434
	Tuan Sing Holdings Ltd.	151,727	40,264
	UMS Integration Ltd.	138,643	157,450

80

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	92,970	$2,472,765
	UOB-Kay Hian Holdings Ltd.	104,686	196,808
	UOL Group Ltd.	113,551	693,707
	Valuetronics Holdings Ltd.	117,650	77,240
	Venture Corp. Ltd.	61,300	701,504
	Vicom Ltd.	10,800	13,189
	Wee Hur Holdings Ltd.	71,100	39,474
	Wilmar International Ltd.	119,000	285,970
	Wing Tai Holdings Ltd.	92,200	101,343
	Yangzijiang Shipbuilding Holdings Ltd.	543,300	1,467,321
TOTAL SINGAPORE			24,873,463
SPAIN — (3.2%)
	Acciona SA	6,672	1,476,794
	Acerinox SA	41,521	534,701
	ACS Actividades de Construccion y Servicios SA	32,028	2,629,798
Ω	Aedas Homes SA	2,042	50,117
Ω	Aena SME SA	69,590	1,890,146
	Alantra Partners SA	3,441	34,354
	Almirall SA	14,192	204,258
	Amadeus IT Group SA	36,639	2,800,711
	Atresmedia Corp. de Medios de Comunicacion SA	15,584	94,323
	Audax Renovables SA	27,496	43,764
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	582,657	11,738,250
	Banco de Sabadell SA	1,332,301	4,994,657
	Banco Santander SA (SAN SM)	707,292	7,207,437
	Bankinter SA	184,137	2,775,724
	CaixaBank SA	236,893	2,503,899
Ω	Cellnex Telecom SA	24,657	767,615
	CIE Automotive SA	10,511	352,507
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	323,161
		Shares	Value»
SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	5,691	$156,564
*	Distribuidora Internacional de Alimentacion SA	2,593	85,491
	Ebro Foods SA	8,165	166,423
*	eDreams ODIGEO SA	10,251	85,795
	Elecnor SA	9,837	320,895
	Enagas SA	29,158	462,725
#	Ence Energia y Celulosa SA	24,550	74,978
	Endesa SA	30,248	1,084,391
*	Ercros SA	25,202	93,005
	Ferrovial SE	26,477	1,624,744
	Fluidra SA	6,902	199,774
#Ω	Gestamp Automocion SA	26,652	103,127
Ω	Global Dominion Access SA	12,444	45,599
*	Grenergy Renovables SA	1,444	124,494
	Grupo Empresarial San Jose SA	5,655	45,767
	Iberdrola SA	56,918	1,153,518
	Iberpapel Gestion SA (IBG SM)	1,841	42,237
	Indra Sistemas SA	35,697	1,974,666
#	Industria de Diseno Textil SA	49,633	2,740,753
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	51,505
	Mapfre SA	245,861	1,085,805
	Melia Hotels International SA	30,644	253,582
	Naturgy Energy Group SA	11,459	347,078
Ω	Neinor Homes SA	7,095	141,078
*	Obrascon Huarte Lain SA	93,787	49,189
*	Oryzon Genomics SA	4,693	19,145
	Pharma Mar SA	846	71,525
	Prim SA	748	11,937
*	Promotora de Informaciones SA, Class A	63,603	27,856
Ω	Prosegur Cash SA	79,580	65,118
	Realia Business SA	45,114	53,866
	Redeia Corp. SA	48,492	872,946
	Sacyr SA	112,978	496,990

81

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	13,207	$228,387
#*Ω	Talgo SA	6,527	20,101
*	Tecnicas Reunidas SA	11,743	420,305
#	Telefonica SA (TEF SM)	450,312	2,283,610
#	Tubacex SA	28,080	106,965
Ω	Unicaja Banco SA	333,084	899,264
	Vidrala SA	6,015	572,965
	Viscofan SA	8,006	497,557
TOTAL SPAIN			59,583,936
SWEDEN — (3.2%)
	AAK AB	8,498	237,627
Ω	AcadeMedia AB	30,532	337,167
	AddLife AB, Class B	23,592	509,673
	Addnode Group AB	23,735	276,230
	AddTech AB, Class B	20,999	707,471
	AFRY AB	24,446	419,373
	Alfa Laval AB	13,412	637,441
Ω	Alimak Group AB	14,163	209,234
	Alleima AB	54,322	469,138
	Alligo AB, Class B	4,954	61,812
Ω	Ambea AB	36,152	487,439
*	Annehem Fastigheter AB, Class B	17,398	34,191
	AQ Group AB	12,565	258,944
	Arise AB	5,327	16,817
	Arjo AB, Class B	47,642	151,180
*	Asmodee Group AB, Class B	20,988	270,470
#	Assa Abloy AB, Class B	20,072	756,404
	Atlas Copco AB (ATCOA SS), Class A	105,103	1,761,112
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,027,066
	Atrium Ljungberg AB, Class B	28,045	100,956
Ω	Attendo AB	36,748	311,793
	Avanza Bank Holding AB	14,645	562,874
	Axfood AB	12,450	339,252
	Beijer Alma AB	10,199	311,333
	Beijer Ref AB	11,083	175,134
	Bergman & Beving AB	6,396	225,767
*	BHG Group AB	29,159	88,004
	Bilia AB, Class A	24,321	340,502
	Billerud Aktiebolag	42,360	391,975
		Shares	Value»
SWEDEN — (Continued)
	BioGaia AB, Class B	14,354	$151,631
	Bjorn Borg AB	2,651	17,820
*	Boliden AB	20,040	898,643
#*Ω	Boozt AB	6,490	70,162
Ω	Bravida Holding AB	41,079	347,212
	Bufab AB	26,314	289,214
	Bure Equity AB	16,196	474,337
	Byggmax Group AB	12,072	61,409
*	Camurus AB	1,355	89,138
#	Castellum AB	24,440	277,937
	Catella AB	11,852	38,714
#	Catena AB	4,122	199,717
*	Cavotec Group AB	8,277	13,318
	Cellavision AB	2,095	39,704
#	Cibus Nordic Real Estate AB publ	8,321	144,219
*	Cint Group AB	61,755	23,455
	Clas Ohlson AB, Class B	13,885	506,368
	Cloetta AB, Class B	56,897	211,889
Ω	Coor Service Management Holding AB	13,064	64,150
	Corem Property Group AB (CORED SS), Class D	1,093	27,566
	CTT Systems AB	2,078	41,333
	Dios Fastigheter AB	16,550	112,789
Ω	Dometic Group AB	30,634	149,739
	Duni AB	3,992	44,496
*Ω	Dustin Group AB	72,723	15,716
*	Dynavox Group AB	19,733	203,030
	Eastnine AB	16,544	87,112
*	Electrolux AB, Class B	24,823	160,176
	Electrolux Professional AB, Class B	43,782	304,086
	Elekta AB, Class B	67,971	345,484
*	Embracer Group AB	15,969	166,424
*	Enad Global 7 AB	10,231	18,303
*	Enea AB	4,184	30,640
	Engcon AB	7,897	68,355
	Ependion AB	4,568	58,977
#	Epiroc AB (EPIA SS), Class A	31,870	672,009
	Epiroc AB (EPIB SS), Class B	18,860	351,976
#	EQT AB	2,740	94,688
	Essity AB (ESSITYA SS), Class A	1,973	54,232
	Essity AB (ESSITYB SS), Class B	44,514	1,222,694
	Ework Group AB	1,237	12,400
#	Fabege AB	21,533	189,751

82

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Fagerhult Group AB	11,874	$57,705
*	Fastighets AB Balder, Class B	29,093	213,393
*	Fastighetsbolaget Emilshus AB, Class B	753	4,625
#	FastPartner AB (FPARA SS), Class A	7,691	40,668
	FastPartner AB (FPARD SS), Class D	1,419	11,331
	Fenix Outdoor International AG	737	40,659
	G5 Entertainment AB	2,023	20,035
	Getinge AB, Class B	33,696	789,353
	Granges AB	29,810	436,205
*Ω	Green Landscaping Group AB	2,230	10,966
*	Gruvaktiebolaget Viscaria	12,928	26,018
#	H & M Hennes & Mauritz AB, Class B	26,863	507,338
	Hanza AB	7,620	105,184
	Heba Fastighets AB, Class B	8,941	30,764
	Hemnet Group AB	12,608	275,178
	Hexagon AB, Class B	49,508	603,484
#*	Hexatronic Group AB	25,291	57,560
	Hexpol AB	36,967	336,112
*	HMS Networks AB	3,215	178,460
Ω	Hoist Finance AB	17,540	182,786
#	Holmen AB (HOLMB SS), Class B	9,400	355,188
	Hufvudstaden AB, Class A	10,574	140,541
	Humana AB	8,769	44,664
	Husqvarna AB (HUSQA SS), Class A	4,789	22,752
#	Husqvarna AB (HUSQB SS), Class B	39,040	184,856
	Indutrade AB	18,355	490,671
	Instalco AB	32,809	83,135
	Inwido AB	17,257	259,427
*	ITAB Shop Concept AB	5,766	12,161
	JM AB	11,453	163,057
*	John Mattson Fastighetsforetagen AB	1,783	12,495
		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	753	$18,059
*	Karnov Group AB	16,961	200,133
*	K-fast Holding AB	26,069	40,056
*	Klarabo Sverige AB, Class B	21,593	35,401
	KNOW IT AB	3,985	50,865
	Lagercrantz Group AB, Class B	33,877	828,792
	Lifco AB, Class B	8,406	324,551
	Lime Technologies AB	2,207	82,989
#	Lindab International AB	18,483	442,157
	Loomis AB	18,385	740,648
*	Medcap AB	2,322	148,698
	MEKO AB	7,380	59,696
	Micro Systemation AB, Class B	4,122	30,884
	Midsona AB, Class B	14,238	12,308
	MIPS AB	1,511	54,102
*	Modern Times Group MTG AB, Class B	19,810	266,295
	Momentum Group AB	7,786	133,348
Ω	Munters Group AB	24,209	409,727
	Mycronic AB	22,650	531,341
*	NCAB Group AB	21,963	134,998
	NCC AB, Class B	20,931	477,141
	Nederman Holding AB	4,601	78,055
*	Net Insight AB, Class B	65,449	26,205
	New Wave Group AB, Class B	22,744	268,053
#	Nibe Industrier AB, Class B	70,809	275,539
	Nilorngruppen AB, Class B	2,248	14,662
	Nivika Fastigheter AB, Class B	5,634	24,398
	Nolato AB, Class B	14,744	97,573
	Nordnet AB publ	14,352	414,418
*	Norion Bank AB	15,590	116,157
	Note AB	2,600	51,622
#	NP3 Fastigheter AB	6,024	163,987
	Nyfosa AB	23,161	197,017
	OEM International AB, Class B	15,928	259,051
*	Orron Energy AB	23,265	10,710
	Pandox AB	18,988	378,842
	Peab AB, Class B	47,702	386,056
	Platzer Fastigheter Holding AB, Class B	8,730	67,018

83

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	5,913	$64,210
	Ratos AB, Class B	72,643	293,878
	RaySearch Laboratories AB	8,015	188,134
	Rejlers AB	2,814	58,864
	Rusta AB	2,620	17,310
	Rvrc Holding AB	14,094	96,392
	Sagax AB (SAGAB SS), Class B	10,218	229,299
*	Samhallsbyggnadsbolaget i Norden AB	152,301	83,611
	Sandvik AB	40,796	1,233,649
	Scandi Standard AB	16,388	169,721
Ω	Scandic Hotels Group AB	52,596	511,231
*	Sdiptech AB, Class B	6,125	121,939
	Sectra AB, Class B	15,456	490,298
	Securitas AB, Class B	48,114	708,760
*Ω	Sinch AB	179,170	648,803
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,716,573
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	19,490
	Skanska AB, Class B	29,087	792,097
	SKF AB (SKFA SS), Class A	3,129	81,596
	SKF AB (SKFB SS), Class B	43,109	1,104,971
	SkiStar AB	10,262	171,356
	Softronic AB, Class B	5,133	12,236
#	Solid Forsakring AB	2,863	23,288
	SSAB AB (SSABA SS), Class A	30,514	193,018
	SSAB AB (SSABAH FH), Class A	2,180	13,599
	SSAB AB (SSABB SS), Class B	139,695	864,974
	SSAB AB (SSABBH FH), Class B	12,326	76,527
*	Stendorren Fastigheter AB	1,726	35,779
	Storskogen Group AB, Class B	321,091	331,769
	Svedbergs Group AB	5,756	35,903
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	27,960
	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,153	614,764
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	$672,119
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	32,413
	Sweco AB, Class B	21,521	387,776
	Swedbank AB, Class A	34,055	1,033,936
*	Swedish Logistic Property AB, Class B	5,318	23,392
	Synsam AB	26,231	165,984
#	Systemair AB	12,542	103,111
	Tele2 AB, Class B	86,199	1,369,351
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	52,381
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	319,588	3,242,495
	Telia Co. AB	348,633	1,372,453
	TF Bank AB	7,185	140,063
Ω	Thule Group AB	13,213	338,522
	Trelleborg AB, Class B	16,615	693,381
	Troax Group AB	7,157	108,486
	Truecaller AB, Class B	44,708	133,265
	VBG Group AB, Class B	5,432	206,579
	Vitec Software Group AB, Class B	4,584	159,986
	Volati AB	3,118	35,165
	Volvo AB (VOLVA SS), Class A	18,208	497,576
	Volvo AB (VOLVB SS), Class B	147,920	4,052,275
#	Wallenstam AB, Class B	38,947	180,213
	Wihlborgs Fastigheter AB	30,534	296,714
	XANO Industri AB, Class B	3,917	25,702
TOTAL SWEDEN			59,731,052
SWITZERLAND — (5.5%)
	ABB Ltd.	54,873	4,079,671

84

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Accelleron Industries AG (ACLN SW)	23,788	$1,949,932
	Adecco Group AG	13,527	377,165
#	Alcon AG	43,142	3,191,743
	Allreal Holding AG	4,218	1,008,139
	ALSO Holding AG	1,733	497,946
	APG SGA SA	267	70,354
	Arbonia AG	12,959	81,945
*	Aryzta AG	3,795	243,314
	Autoneum Holding AG	1,039	206,690
	Baloise Holding AG	11,819	2,935,143
	Banque Cantonale de Geneve	5,720	177,322
	Banque Cantonale Vaudoise	6,683	775,940
*	Basilea Pharmaceutica Ag Allschwil	2,723	157,712
	Belimo Holding AG	1,091	1,177,128
	Bell Food Group AG	588	168,711
	Bellevue Group AG	2,601	27,844
	Berner Kantonalbank AG	1,260	410,476
	BKW AG	3,526	789,145
	Bossard Holding AG, Class A	1,540	334,648
	Bucher Industries AG	1,975	876,356
	Burckhardt Compression Holding AG	812	561,617
	Burkhalter Holding AG	1,179	209,372
	Bystronic AG	243	90,316
*	Carlo Gavazzi Holding AG	117	23,205
	Cembra Money Bank AG	8,151	932,091
*	Cicor Technologies Ltd.	650	178,755
	Cie Financiere Tradition SA	460	174,184
	Clariant AG	46,802	419,631
	Coltene Holding AG	799	45,029
	COSMO Pharmaceuticals NV	638	53,694
#	CPH Group AG	316	27,516
	Daetwyler Holding AG	819	151,024
	DKSH Holding AG	8,037	560,465
	dormakaba Holding AG	6,740	575,709
	DSM-Firmenich AG	5,016	408,849
	EFG International AG	26,058	543,385
		Shares	Value»
SWITZERLAND — (Continued)
	Emmi AG	550	$488,711
	EMS-Chemie Holding AG	377	258,219
#*	Feintool International Holding AG	2,163	25,550
	Flughafen Zurich AG	5,515	1,629,052
	Forbo Holding AG	178	163,548
	Fundamenta Real Estate AG	3,088	66,223
	Galderma Group AG	8,147	1,512,996
Ω	Galenica AG	13,918	1,499,965
	Geberit AG	4,656	3,403,647
#	Georg Fischer AG	19,911	1,405,903
	Glarner Kantonalbank	403	10,318
	Helvetia Holding AG	10,494	2,578,677
	Hiag Immobilien Holding AG	811	111,542
	Huber & Suhner AG	4,435	812,255
	Hypothekarbank Lenzburg AG	14	69,638
	Implenia AG	2,557	202,898
	Inficon Holding AG	3,490	418,690
	Interroll Holding AG	142	438,199
	Intershop Holding AG	960	188,181
	Investis Holding SA	821	134,172
	Julius Baer Group Ltd.	38,336	2,588,006
	Jungfraubahn Holding AG	1,339	393,626
	Kardex Holding AG	1,588	597,312
*	Komax Holding AG	530	43,672
*	Kudelski SA	5,386	8,654
	Kuehne & Nagel International AG	5,313	1,019,281
	Landis & Gyr Group AG	6,063	439,232
*	LEM Holding SA	56	31,803
	Liechtensteinische Landesbank AG	3,467	341,079
#	Logitech International SA (LOGI US)	762	91,867
	Logitech International SA (LOGN SW)	9,289	1,116,710
	Luzerner Kantonalbank AG	5,013	509,958
Ω	Medacta Group SA	994	184,171
	Meier Tobler Group AG	1,442	70,769
	Metall Zug AG, Class B	41	37,885
	Mikron Holding AG	3,174	84,404
	Mobilezone Holding AG	10,259	153,327
	Mobimo Holding AG	2,017	854,970

85

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Montana Aerospace AG	2,075	$82,267
	Naturenergie Holding AG	1,358	56,005
	Nestle SA	36,500	3,487,518
	Novavest Real Estate AG	464	22,971
	OC Oerlikon Corp. AG Pfaffikon	22,439	80,242
	Orell Fuessli AG	122	17,209
	Partners Group Holding AG	1,544	1,890,808
	Phoenix Mecano AG	183	99,745
	Plazza AG, Class A	201	99,583
*Ω	PolyPeptide Group AG	3,309	107,166
	PSP Swiss Property AG	7,189	1,243,436
	Rieter Holding AG	20,124	85,941
	Romande Energie Holding SA	1,298	69,812
	Schindler Holding AG	1,293	437,086
	Schweiter Technologies AG	68	23,488
	SFS Group AG	4,562	618,684
	SGS SA	23,919	2,697,341
#	SIG Group AG	52,948	591,998
	Sika AG	9,496	1,861,099
*	Softwareone Holding AG	11,813	120,687
	Sonova Holding AG	6,258	1,706,996
	St. Galler Kantonalbank AG	842	534,096
#	Stadler Rail AG	8,663	212,430
	Straumann Holding AG	3,987	501,173
	Sulzer AG	5,190	867,378
	Sunrise Communications AG, Class A	242	13,265
	Swatch Group AG (UHR SW)	4,545	949,844
	Swatch Group AG (UHRN SW)	10,089	427,782
	Swiss Life Holding AG	3,161	3,431,114
	Swiss Prime Site AG	20,730	2,946,622
	Swiss Re AG	38,965	7,115,084
#	Swisscom AG	4,861	3,560,793
	Swissquote Group Holding SA	2,882	1,831,057
	Temenos AG	11,541	1,089,679
	Thurgauer Kantonalbank	103	19,969
		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	707	$178,560
*	u-blox Holding AG	1,861	311,265
#*	UBS Group AG (UBS US)	126,593	4,856,103
	UBS Group AG (UBSG SW)	15,912	608,878
	Valiant Holding AG	4,404	724,867
Ω	VAT Group AG	3,261	1,425,112
	Vaudoise Assurances Holding SA	263	201,981
	Vetropack Holding AG	3,006	80,177
	Vontobel Holding AG	7,638	579,183
	VP Bank AG, Class A	767	76,938
	VZ Holding AG	3,197	624,528
#	V-ZUG Holding AG	608	31,342
	Walliser Kantonalbank	681	109,244
	Warteck Invest AG	28	67,536
	Ypsomed Holding AG	375	147,242
	Zehnder Group AG	2,716	239,325
	Zug Estates Holding AG, Class B	72	191,440
	Zuger Kantonalbank	31	338,158
	Zurich Insurance Group AG	6,584	4,578,981
TOTAL SWITZERLAND			102,748,504
UNITED KINGDOM — (9.9%)
	3i Group PLC	35,799	2,071,709
	4imprint Group PLC	6,011	263,238
	Aberdeen Group PLC	436,744	1,164,810
*	Accesso Technology Group PLC	4,676	21,788
	Admiral Group PLC	36,493	1,571,286
	Advanced Medical Solutions Group PLC	34,292	96,884
	AG Barr PLC	15,668	137,717
Ω	Airtel Africa PLC	251,550	914,806
	AJ Bell PLC	77,920	550,099
Ω	Alfa Financial Software Holdings PLC	31,920	95,083
	Antofagasta PLC	16,887	619,793
*	AO World PLC	67,053	93,774
	Ashmore Group PLC	34,528	85,243
	Ashtead Group PLC	41,990	2,804,712
#	Ashtead Technology Holdings PLC	15,389	66,235
	Associated British Foods PLC	25,627	773,334
	Atalaya Mining Copper SA	20,382	183,321

86

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Auction Technology Group PLC	22,356	$90,789
Ω	Auto Trader Group PLC	130,087	1,334,573
	Aviva PLC	221,820	1,949,640
	Avon Technologies PLC	2,331	58,732
	B&M European Value Retail SA	138,188	326,290
Ω	Bakkavor Group PLC	50,956	148,512
	Balfour Beatty PLC	134,293	1,186,891
	Barclays PLC (BARC LN)	464,084	2,489,170
	Barclays PLC (BCS US), Sponsored ADR	138,179	2,969,467
	Barratt Redrow PLC	305,026	1,509,414
	Beazley PLC	174,013	2,128,838
	Begbies Traynor Group PLC	10,069	14,817
	Bellway PLC	33,644	1,161,155
	Berkeley Group Holdings PLC	17,879	947,123
	Bloomsbury Publishing PLC	22,292	146,271
	Bodycote PLC	31,607	256,259
	Braemar PLC	6,415	19,841
	Breedon Group PLC	50,885	230,342
#	Brickability Group PLC	15,715	11,573
Ω	Bridgepoint Group PLC	8,238	32,626
	Brooks Macdonald Group PLC	872	19,986
	BT Group PLC	1,292,268	3,153,874
	Bunzl PLC	17,110	520,105
*	Burberry Group PLC	82,772	1,347,335
	Burford Capital Ltd.	46,259	454,437
	Bytes Technology Group PLC (BYIT LN)	40,437	197,070
*	Canal & SA	120,132	378,281
	Capital Ltd.	29,183	46,000
	Card Factory PLC	41,884	56,922
*	Carnival PLC (CCL LN)	3,859	100,256
*	Carnival PLC (CUK US), ADR	10,830	281,688
	Castings PLC	2,198	7,034
	Central Asia Metals PLC	18,702	39,114
	Centrica PLC	1,068,091	2,517,278
	Chesnara PLC	58,431	211,141
	Clarkson PLC	3,948	188,178
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Close Brothers Group PLC	42,325	$233,470
Ω	CMC Markets PLC	18,203	51,502
	Coats Group PLC	388,610	417,619
	Coca-Cola HBC AG	17,810	808,183
	Compass Group PLC	74,184	2,455,470
	Computacenter PLC	17,708	667,307
Ω	Convatec Group PLC	141,103	453,164
	Costain Group PLC	36,059	72,719
	Cranswick PLC	9,992	648,228
	Crest Nicholson Holdings PLC	74,562	162,108
	Croda International PLC	10,799	409,933
	Currys PLC	290,256	535,756
	CVS Group PLC	12,598	205,514
*	DFS Furniture PLC	40,504	84,796
	Diploma PLC	9,369	691,179
	DiscoverIE Group PLC	8,978	68,664
	Domino's Pizza Group PLC	38,664	98,880
	dotdigital group PLC	33,650	30,094
	Dr. Martens PLC	57,245	68,474
	Drax Group PLC	119,759	1,135,037
	Dunelm Group PLC	32,233	473,397
#*	EKF Diagnostics Holdings PLC	13,523	4,688
	Elementis PLC	108,723	235,012
	Essentra PLC	35,891	45,903
	Experian PLC	76,550	3,570,687
	FDM Group Holdings PLC	6,289	9,938
	Fevara PLC	4,717	7,497
	Firstgroup PLC	198,102	547,228
	Foresight Group Holdings Ltd.	16,411	98,383
Ω	Forterra PLC	33,085	79,173
	Foxtons Group PLC	50,062	36,182
*	Frasers Group PLC	15,161	145,543
	Fresnillo PLC	48,455	1,416,977
*	Frontier Developments PLC	3,603	24,691
*Ω	Funding Circle Holdings PLC	45,305	78,765
	Future PLC	6,017	48,517
	Galliford Try Holdings PLC	17,681	120,678
	Games Workshop Group PLC	8,638	1,808,868
	Gamma Communications PLC	11,142	145,463
	Genuit Group PLC	50,156	243,856

87

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gooch & Housego PLC	5,339	$40,393
	Grafton Group PLC, CDI	46,628	583,064
	Grainger PLC	151,889	374,233
	Greencore Group PLC	106,578	333,864
	Greggs PLC	26,711	566,147
*	Griffin Mining Ltd.	5,807	14,518
*	Gulf Marine Services PLC	47,365	10,464
*Ω	Gym Group PLC	32,076	58,632
	Haleon PLC (HLN LN)	475,086	2,209,259
	Halfords Group PLC	33,297	65,413
	Halma PLC	12,564	585,463
	Harworth Group PLC	40,841	87,999
	Hays PLC	146,995	114,147
*	Headlam Group PLC	17,304	11,677
	Helical PLC	27,082	74,223
*	Helios Towers PLC	154,449	303,728
	Henry Boot PLC	23,100	67,181
	Hill & Smith PLC	11,986	339,168
	Hilton Food Group PLC	13,439	113,646
	Hiscox Ltd.	61,121	1,104,958
	Hochschild Mining PLC	105,328	457,859
	Hollywood Bowl Group PLC	44,958	159,282
Ω	Hostelworld Group PLC	14,765	24,653
	Howden Joinery Group PLC	156,022	1,772,076
	HSBC Holdings PLC (HSBA LN)	120,743	1,690,335
	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	10,457,597
	Hunting PLC	25,518	114,595
Ω	Ibstock PLC	19,697	35,384
	ICG PLC	32,619	828,657
	IDOX PLC	36,520	33,860
	IG Group Holdings PLC	65,396	957,239
	IMI PLC	58,131	1,827,587
	Inchcape PLC	94,463	947,922
*	Indivior PLC	18,867	554,136
	Informa PLC	146,161	1,861,116
	IntegraFin Holdings PLC	20,628	98,242
	InterContinental Hotels Group PLC (IHG LN)	4,909	592,155
		Shares	Value»
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC (IHG US), ADR	6,252	$759,346
	International Personal Finance PLC	63,898	171,699
	International Workplace Group PLC	184,878	550,217
	Intertek Group PLC	28,546	1,901,393
	Investec PLC	104,259	785,032
*	IP Group PLC	135,183	107,431
	ITV PLC	526,699	482,117
	J Sainsbury PLC	365,741	1,642,136
#	James Halstead PLC	28,713	52,658
	JD Sports Fashion PLC	474,689	581,677
*	John Wood Group PLC	128,717	31,181
	Johnson Matthey PLC	33,177	929,161
	Johnson Service Group PLC	108,229	192,729
	Jupiter Fund Management PLC	119,800	239,813
	Just Group PLC	269,908	753,469
	Kainos Group PLC	11,846	146,995
	Keller Group PLC	20,496	427,545
	Kier Group PLC	108,444	308,572
	Kingfisher PLC	415,797	1,686,298
	Kitwave Group PLC	12,461	35,174
	Knights Group Holdings PLC	7,775	17,191
	Lancashire Holdings Ltd.	50,175	440,598
	Legal & General Group PLC	395,433	1,235,695
	Lion Finance Group PLC	10,210	1,074,845
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	4,429,824
#	Lloyds Banking Group PLC (LYG US), ADR	27,731	130,613
	London Investment Group PLC	4,016	19,821
	London Stock Exchange Group PLC	6,492	809,108
	LSL Property Services PLC	22,137	74,224
	M&C Saatchi PLC	5,513	9,866
	M&G PLC	384,248	1,330,330
	Macfarlane Group PLC	21,157	19,355

88

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group PLC	248,872	$687,586
	Marks & Spencer Group PLC	366,116	1,913,255
	Marshalls PLC	42,089	93,361
	McBride PLC	39,844	61,409
	Me Group International PLC	60,797	150,478
	Mears Group PLC	15,597	72,697
*	Metro Bank Holdings PLC	58,472	89,987
	MJ Gleeson PLC	11,133	53,984
	Mondi PLC	59,388	663,835
	MONY Group PLC	109,829	280,095
	Moonpig Group PLC	51,428	144,943
	Morgan Advanced Materials PLC	54,724	146,754
	Morgan Sindall Group PLC	11,670	713,033
	Mortgage Advice Bureau Holdings Ltd.	5,745	52,667
	Mountview Estates PLC	2	252
	MP Evans Group PLC	4,197	74,453
	National Grid PLC (NG LN)	26,862	402,772
#	National Grid PLC (NGG US), Sponsored ADR	19,324	1,454,131
	NatWest Group PLC (NWG LN)	398,387	3,066,987
	NatWest Group PLC (NWG US), Sponsored ADR	52,827	817,234
	NCC Group PLC	57,605	113,301
	Next PLC	10,162	1,909,339
	Ninety One PLC	76,396	232,229
	Norcros PLC	20,097	79,191
*	Ocado Group PLC	95,368	274,664
Ω	On the Beach Group PLC	23,948	66,896
	OSB Group PLC	96,574	684,513
	Oxford Instruments PLC	7,611	188,834
	Pagegroup PLC	78,461	243,540
	Pan African Resources PLC	362,737	398,569
*	Pantheon Resources PLC	99,406	36,551
	Paragon Banking Group PLC	54,066	589,664
	PayPoint PLC	16,433	150,427
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC (PSON LN)	65,542	$912,215
	Pennon Group PLC	33,756	230,051
	Persimmon PLC	70,185	1,115,458
	Pets at Home Group PLC	96,492	271,810
	Pharos Energy PLC	70,803	19,171
	Phoenix Group Holdings PLC	60,112	532,522
*	Phoenix Spree Deutschland Ltd.	11,400	24,956
*	Pinewood Technologies Group PLC	14,060	68,049
	Plus500 Ltd.	23,923	995,423
	Polar Capital Holdings PLC	18,555	139,880
	Pollen Street Group Ltd.	5,061	58,918
	Porvair PLC	6,060	61,058
	PPHE Hotel Group Ltd.	2,964	55,731
	Premier Foods PLC	243,135	583,172
	Prudential PLC (PRU LN)	25,140	349,649
#	Prudential PLC (PUK US), ADR	96,064	2,676,343
*	PureTech Health PLC (PRTC LN)	37,222	64,637
	PZ Cussons PLC	14,878	14,478
Ω	Quilter PLC	297,906	711,266
	Rathbones Group PLC	8,424	197,454
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	119,446	92,738
	Record PLC	26,576	20,936
	Redcentric PLC	6,423	10,120
	RELX PLC (RELX US), Sponsored ADR	68,073	3,011,534
	RELX PLC (REN NA)	22,194	977,505
	Renew Holdings PLC	13,913	169,440
	Rentokil Initial PLC	240,171	1,340,502
	Rentokil Initial PLC, Sponsored ADR	15,794	439,389
	RHI Magnesita NV	2,092	57,728
	Rightmove PLC	160,939	1,413,117
	Rio Tinto PLC (RIO LN)	30,742	2,216,189
	Rio Tinto PLC (RIO US), Sponsored ADR	52,545	3,769,578

89

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rockhopper Exploration PLC	117,661	$127,202
	Rotork PLC	125,868	566,639
	RS Group PLC	57,181	418,501
	RWS Holdings PLC	18,989	19,315
	S&U PLC	1,297	30,385
Ω	Sabre Insurance Group PLC	13,458	23,696
	Sage Group PLC	93,685	1,416,083
*	Savannah Energy PLC	17,472	1,601
	Savills PLC	32,429	429,736
	Schroders PLC	95,897	478,538
	Secure Trust Bank PLC	2,756	35,287
	Senior PLC	27,633	69,214
	Severfield PLC	80,969	31,952
	Severn Trent PLC	29,391	1,074,388
*	SIG PLC	196,538	23,285
	Smith & Nephew PLC (SN LN)	30,741	567,664
#	Smith & Nephew PLC (SNN US), Sponsored ADR	10,207	375,822
	Smiths Group PLC	26,317	871,463
	Smiths News PLC	21,046	16,862
	Softcat PLC	32,923	693,737
*	SolGold PLC	73,049	16,873
	Spectris PLC	7,204	388,637
	Speedy Hire PLC	99,374	35,991
	Spirax Group PLC	3,305	308,266
	SSE PLC	92,619	2,333,331
	SSP Group PLC	151,447	306,076
	St. James's Place PLC	104,786	1,787,863
	Standard Chartered PLC	221,197	4,540,564
	SThree PLC	11,816	24,441
*††	Studio Retail Group PLC	18,658	0
	Tatton Asset Management PLC	6,940	67,854
	Taylor Wimpey PLC	774,490	1,071,306
	TBC Bank Group PLC	10,223	585,697
	Telecom Plus PLC	16,298	380,155
	Tesco PLC	738,628	4,457,378
*	THG PLC	140,586	85,922
	Topps Tiles PLC	31,329	14,189
	TP ICAP Group PLC	206,004	710,501
*Ω	Trainline PLC	81,179	267,974
	Travis Perkins PLC	46,770	386,698
	Trifast PLC	11,101	11,078
	TT Electronics PLC	42,404	85,986
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Unilever PLC (UL US), Sponsored ADR	84,997	$5,115,969
	United Utilities Group PLC	74,450	1,174,559
	Vertu Motors PLC	95,932	78,975
	Vesuvius PLC	47,869	236,224
	Victrex PLC	7,788	66,177
*	Videndum PLC	10,334	5,441
*	Vistry Group PLC	99,010	838,680
	Vodafone Group PLC (VOD LN)	1,488,414	1,801,833
	Volex PLC	16,976	83,641
	Volution Group PLC	29,044	250,837
	Vp PLC	2,866	21,437
*Ω	Watches of Switzerland Group PLC	24,434	126,118
	Weir Group PLC	24,209	942,405
	WH Smith PLC	29,668	263,541
	Whitbread PLC	26,881	1,023,365
	Wickes Group PLC	70,220	204,307
	Wilmington PLC	1,608	6,569
*	Wise PLC, Class A	15,664	199,184
#	WPP PLC (WPP US), Sponsored ADR	12,115	229,822
*	Xaar PLC	15,586	25,948
	XPS Pensions Group PLC	20,451	90,592
	Zigup PLC	63,954	291,352
	Zotefoams PLC	3,726	22,432
TOTAL UNITED KINGDOM			184,077,588
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	6,238	64,587
#	International Paper Co.	37,330	1,461,755
	Royal Gold, Inc.	3,285	574,185
††	Theratechnologies, Inc.	4,374	1,662
TOTAL UNITED STATES			2,102,189
TOTAL COMMON STOCKS			1,785,820,238
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 5.764%	4,875	422,349
#Ω	Dr. Ing hc F Porsche AG, 5.074%	5,553	290,538

90

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA, 2.796%	2,387	$201,146
	Einhell Germany AG, 1.843%	1,347	127,745
#	FUCHS SE, 3.020%	18,421	824,608
	Henkel AG & Co. KGaA, 2.901%	16,428	1,330,880
	Jungheinrich AG, 2.591%	13,726	490,542
	Porsche Automobil Holding SE, 5.552%	19,901	790,736
	Sixt SE, 4.946%	4,430	281,435
	STO SE & Co. KGaA, 2.782%	686	94,307
	Volkswagen AG, 7.042%	21,983	2,289,238
TOTAL GERMANY			7,143,524
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,931	0
*	Silver Mines Ltd. Warrants 06/17/26	4,718	156
*††	Wiluna Mining Corp. Ltd. Warrants	10,550	262
TOTAL AUSTRALIA			418
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
		Shares	Value»

GERMANY — (0.0%)
#*	BayWa AG Rights 11/10/2025	1,222	$2,098
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
NORWAY — (0.0%)
#*	Vend Marketplaces ASA Rights 11/13/2025	960	2,137
SPAIN — (0.0%)
*	Vidrala SA Rights 11/17/2025	6,015	28,426
SWITZERLAND — (0.0%)
*	Fundamenta Real Estate AG Rights 11/03/2025	3,088	137
TOTAL RIGHTS/WARRANTS			33,216
TOTAL INVESTMENT SECURITIES (Cost $1,083,578,066)			1,792,996,978

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	6,292,671	72,787,321
TOTAL INVESTMENTS — (100.0%)
(Cost $1,156,365,387)			$1,865,784,299
As of October 31, 2025, the value of Rule 144A securities amounted to $39,572,171 or 2.2% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$239,002	$103,141,921	$3,681	$103,384,604
Austria	—	13,084,789	—	13,084,789
Belgium	620,423	17,743,753	—	18,364,176
Brazil	—	67,893	—	67,893

91

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$221,342,330	$35,342	$725	$221,378,397
China	964,089	17,190	—	981,279
Denmark	—	27,549,683	—	27,549,683
Finland	106,511	34,037,318	—	34,143,829
France	101,648	123,395,249	—	123,496,897
Germany	5,367,435	130,902,791	—	136,270,226
Hong Kong	—	28,386,427	2,320	28,388,747
Ireland	—	13,001,763	—	13,001,763
Israel	934,560	25,175,394	—	26,109,954
Italy	1,004,673	68,167,248	—	69,171,921
Japan	1,250,288	432,545,447	—	433,795,735
Netherlands	19,330,420	57,948,070	—	77,278,490
New Zealand	—	5,779,660	—	5,779,660
Norway	9,617	12,018,193	—	12,027,810
Portugal	—	8,427,653	—	8,427,653
Singapore	—	24,873,463	—	24,873,463
Spain	—	59,583,936	—	59,583,936
Sweden	—	59,731,052	—	59,731,052
Switzerland	7,990,874	94,757,630	—	102,748,504
United Kingdom	32,488,533	151,589,055	—	184,077,588
United States	574,185	1,526,342	1,662	2,102,189
Preferred Stocks
Germany	—	7,143,524	—	7,143,524
Rights/Warrants
Australia	—	156	262	418
Canada	—	—	—	—
Germany	—	2,098	—	2,098
Italy	—	—	—	—
Norway	—	2,137	—	2,137
Spain	—	28,426	—	28,426
Switzerland	—	137	—	137
Securities Lending Collateral	—	72,787,321	—	72,787,321
Total Investments in Securities	$292,324,588	$1,573,451,061	$8,650˂˃	$1,865,784,299

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
92

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (2.4%)
	Allied Tecnologia SA	36,037	$68,391
	Allos SA	76,700	355,703
	Alupar Investimento SA	54,348	329,122
	Anima Holding SA	126,923	83,279
	Armac Locacao Logistica E Servicos SA	12,200	8,504
	Auren Energia SA	38,153	77,938
	B3 SA - Brasil Bolsa Balcao	410,022	964,856
	Banco Bradesco SA (BBDC3 BZ)	149,904	431,048
	Banco BTG Pactual SA	67,330	610,982
	Banco do Brasil SA	154,564	629,179
	Banco Santander Brasil SA	304,721	1,763,773
	BB Seguridade Participacoes SA	111,644	681,699
	Bemobi Mobile Tech SA	14,400	62,766
	Boa Safra Sementes SA	14,576	28,448
	BR Advisory Partners Participacoes SA	21,400	77,168
	Brisanet Servicos de Telecomunicacoes SA	71,878	39,680
	C&A Modas SA	66,500	200,861
	Caixa Seguridade Participacoes SA	14,598	40,620
	Camil Alimentos SA	28,423	28,952
	Centrais Eletricas Brasileiras SA	111,993	1,159,909
*	Cia Brasileira de Aluminio	71,133	68,621
*	Cia Brasileira de Distribuicao	156,777	109,570
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	1,184,423
	Cia de Saneamento de Minas Gerais Copasa MG	65,721	461,639
	Cia De Sanena Do Parana (SAPR11 BZ)	101,609	651,210
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	$74,586
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	193,049
	Cia Paranaense de Energia - Copel	136,245	332,005
	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	348,594
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	83,216	146,460
	Cogna Educacao SA	809,314	562,614
	Construtora Tenda SA	27,300	119,604
*	Cosan SA	78,895	90,187
	CPFL Energia SA	32,700	252,850
	Cruzeiro do Sul Educacional SA	101,200	109,666
	CSU Digital SA	10,300	34,174
	Cury Construtora e Incorporadora SA	53,211	345,578
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	128,578	728,217
Ω	Desktop SA	34,200	97,261
	Dexco SA	134,824	134,324
	Dimed SA Distribuidora da Medicamentos	35,229	61,488
	Direcional Engenharia SA	96,090	303,276
	EcoRodovias Infraestrutura e Logistica SA	86,705	128,447
	Embraer SA (EMBR3 BZ)	293,644	4,748,017
	Embraer SA (ERJ US), Sponsored ADR	16,322	1,052,443
	Empreendimentos Pague Menos SA	131,619	95,412
	Energisa SA	74,717	719,817
*	Eneva SA	156,175	531,522
	Engie Brasil Energia SA	35,211	261,794

93

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Equatorial Energia SA	169,616	$1,155,480
	Even Construtora e Incorporadora SA	50,000	69,239
	Ez Tec Empreendimentos e Participacoes SA	50,000	172,399
	Fleury SA	99,053	267,887
	Fras-Le SA	17,391	74,187
#	Gerdau SA, Sponsored ADR	135,564	473,118
Ω	GPS Participacoes e Empreendimentos SA	63,460	224,353
	Grendene SA	103,933	101,616
*	Grupo Casas Bahia SA	33,407	22,354
	Grupo Mateus SA	171,441	205,221
	Grupo SBF SA	51,382	123,299
	Guararapes Confeccoes SA	48,436	91,201
	Iochpe Maxion SA	67,079	136,528
	Irani Papel e Embalagem SA	36,500	60,517
*	IRB-Brasil Resseguros SA	41,517	380,759
*	Jalles Machado SA	58,932	30,014
*	JBS NV, BDR	79,724	1,059,391
	JHSF Participacoes SA	181,166	221,914
	JSL SA	38,756	38,900
	Kepler Weber SA	41,632	71,580
	Klabin SA	281,682	944,534
	Lavvi Empreendimentos Imobiliarios SA	21,000	58,356
	Localiza Rent a Car SA	132,508	971,406
	LOG Commercial Properties e Participacoes SA	15,776	69,497
*	Log-in Logistica Intermodal SA	8,233	50,500
	Lojas Quero-Quero SA	81,511	31,817
	Lojas Renner SA	413,067	1,139,400
Ω	LWSA SA	130,077	94,536
	M Dias Branco SA	16,498	89,912
	Magazine Luiza SA	120,786	190,161
	Mahle Metal Leve SA	16,000	88,715
	Marcopolo SA	72,423	91,808
	MBRF Global Foods Co. SA	134,317	446,146
*Ω	Meliuz SA	12,800	10,635
		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	48,100	$35,137
	Mills Locacao Servicos e Logistica SA	48,740	118,227
*	Minerva SA	131,963	176,116
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	14,672	9,981
	Motiva Infraestrutura de Mobilidade SA	234,983	693,599
	Moura Dubeux Engenharia SA	34,692	178,298
	Movida Participacoes SA	104,549	159,157
	MPM Corporeos SA	18,717	4,001
*	MRV Engenharia e Participacoes SA	154,680	217,359
	Multiplan Empreendimentos Imobiliarios SA	68,720	351,139
*	Natura Cosmeticos SA	257,208	430,756
	Neoenergia SA	48,449	262,780
*	Oceanpact Servicos Maritimos SA	50,600	71,386
	Odontoprev SA	107,745	254,945
*	Oncoclinicas do Brasil Servicos Medicos SA	82,664	33,342
*	PBG SA	13,100	9,302
	Pet Center Comercio e Participacoes SA	40,398	27,933
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	64,192
	Porto Seguro SA	55,082	491,954
	Positivo Tecnologia SA	41,500	31,704
	Priner Servicos Industriais SA	13,076	37,187
	Profarma Distribuidora de Produtos Farmaceuticos SA	17,600	27,480
	Qualicorp Consultoria e Corretora de Seguros SA	114,500	57,676
	Raia Drogasil SA	145,981	542,685
	Romi SA	23,611	35,724
	Rumo SA	75,557	223,585

94

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	8,500	$33,068
	Sao Martinho SA	64,495	168,312
#	Sendas Distribuidora SA (ASAI US), ADR	3,275	25,774
	Sendas Distribuidora SA (ASAI3 BZ)	472,925	755,984
Ω	Ser Educacional SA	53,300	100,855
	Simpar SA	127,984	109,905
	Smartfit Escola de Ginastica e Danca SA	90,466	423,412
	Suzano SA (SUZB3 BZ)	136,027	1,236,138
	SYN prop e tech SA	18,318	17,092
	Tegma Gestao Logistica SA	15,888	107,585
#	Telefonica Brasil SA (VIV US), ADR	9,148	109,136
	Telefonica Brasil SA (VIVT3 BZ)	61,280	364,950
	TIM SA	175,400	791,916
	TOTVS SA	50,470	416,241
	Transmissora Alianca de Energia Eletrica SA	113,353	802,749
	Tres Tentos Agroindustrial SA	39,609	117,871
	Trisul SA	36,300	51,549
	Tupy SA	18,025	41,478
	Ultrapar Participacoes SA (UGPA3 BZ)	203,746	810,826
	Unifique Telecomunicacoes SA	60,533	54,233
	Unipar Carbocloro SA	8,007	89,149
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	33,890	35,465
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,487	121,402
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	148,561	89,469
	Vibra Energia SA	413,240	1,828,105
	Vittia SA	10,800	9,696
		Shares	Value»
BRAZIL — (Continued)
	Vivara Participacoes SA	42,200	$244,731
	Vulcabras SA	19,619	84,238
	WEG SA	118,622	928,259
	Wiz Co.	40,564	62,656
	XP, Inc., BDR	1,810	32,713
	YDUQS Participacoes SA	118,206	312,216
TOTAL BRAZIL			45,769,924
CHILE — (0.5%)
	Administradora de Fondos de Pensiones Habitat SA	11,091	17,158
	Aguas Andinas SA, Class A	674,200	256,892
	Banco de Chile (BCH US), ADR	16,828	587,475
	Banco de Chile (CHILE CI)	282,034	48,798
	Banco de Credito e Inversiones SA	6,644	340,979
	Banco Itau Chile SA	1,331	24,167
	Banco Santander Chile (BSAC US), ADR	4,755	136,468
	Banco Santander Chile (BSAN CI)	3,875,177	279,994
	Besalco SA	205,938	242,065
	Bicecorp SA	567,450	198,671
	Camanchaca SA	88,516	5,897
*	CAP SA	16,180	108,119
	Cencosud SA	200,467	620,929
	Cencosud Shopping SA	80,784	191,585
	Cia Sud Americana de Vapores SA	3,476,903	172,828
	Colbun SA	1,485,053	223,197
	Embotelladora Andina SA, ADR, Class B	15,059	407,497
	Empresa Nacional de Telecomunicaciones SA	83,386	397,210
	Empresas CMPC SA	142,455	205,729
	Empresas Copec SA	56,986	407,084
	Empresas Lipigas SA	1,910	13,006
	Enel Americas SA (ENELAM CI)	1,165,369	110,176
	Enel Chile SA (ENELCHIL CI)	3,169,581	241,927
	Engie Energia Chile SA	133,161	191,833

95

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Falabella SA	34,760	$218,883
	Forus SA	32,824	75,889
	Inversiones Aguas Metropolitanas SA	190,669	192,273
	Latam Airlines Group SA	12,948,571	294,278
#	Latam Airlines Group SA, ADR	2,239	100,733
*	Masisa SA	791,131	13,429
	Molibdenos y Metales SA	3,068	17,281
*	Multiexport Foods SA	291,740	80,865
	Parque Arauco SA	172,785	481,727
	PAZ Corp. SA	82,712	65,856
	Plaza SA	83,689	235,499
	Ripley Corp. SA	445,297	216,367
	Salfacorp SA	245,029	269,127
	Sigdo Koppers SA	163,912	238,464
	SMU SA	1,385,118	225,231
	Sociedad Matriz SAAM SA	2,690,476	356,248
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,678	425,135
*	Socovesa SA	166,772	27,545
	SONDA SA	209,074	75,833
TOTAL CHILE			9,040,347
CHINA — (27.5%)
	360 Security Technology, Inc., Class A	16,100	27,097
	361 Degrees International Ltd.	454,000	343,384
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	26,200	76,496
	5I5J Holding Group Co. Ltd., Class A	119,400	48,187
	AAC Technologies Holdings, Inc.	342,500	1,760,585
	ABA Chemicals Corp., Class A	27,800	28,381
	Accelink Technologies Co. Ltd., Class A	3,600	31,811
*	ADAMA Ltd., Class A	24,500	22,129
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	739	29,033
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	15,400	$45,998
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	39,608
	AECC Aero-Engine Control Co. Ltd., Class A	14,900	39,316
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	71,023
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	64,950
*	Agile Group Holdings Ltd.	986,749	53,188
*	Agora, Inc., ADR	29,510	104,760
	Agricultural Bank of China Ltd., Class H	3,018,000	2,302,363
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	165,076
*	AIM Vaccine Co. Ltd., Class H	55,200	27,789
*Ω	AInnovation Technology Group Co. Ltd., Class H	26,800	23,113
*	Air China Ltd., Class H	584,000	429,147
	Aisino Corp., Class A	29,000	33,889
	Ajisen China Holdings Ltd.	284,000	35,789
#Ω	AK Medical Holdings Ltd.	122,000	92,265
#*Ω	Akeso, Inc.	21,000	305,779
	Alibaba Group Holding Ltd. (9988 HK)	1,797,200	38,242,145
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	2,114	360,289
*	Alibaba Health Information Technology Ltd.	344,000	256,585
Ω	A-Living Smart City Services Co. Ltd., Class H	332,500	105,783
	Allmed Medical Products Co. Ltd., Class A	22,700	34,757
*	Alpha Group, Class A	16,700	20,377
*Ω	Alphamab Oncology	38,000	56,245

96

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Amlogic Shanghai Co. Ltd., Class A	3,199	$38,666
	Amoy Diagnostics Co. Ltd., Class A	16,940	54,378
	Amrita Global Development Ltd.	164,000	12,663
	Andon Health Co. Ltd., Class A	4,000	22,783
	ANE Cayman, Inc.	243,500	359,550
#Ω	Angelalign Technology, Inc.	12,600	103,425
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	36,253
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	46,741
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	44,306
#	Anhui Expressway Co. Ltd., Class H	148,000	234,974
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	38,330
	Anhui Heli Co. Ltd., Class A	17,000	49,791
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,260	54,111
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	31,365
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	85,055
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	34,170
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	19,889
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	38,720
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	60,719
	Anhui Xinhua Media Co. Ltd., Class A	27,100	25,520
		Shares	Value»
CHINA — (Continued)
	Anhui Yingliu Electromechanical Co. Ltd., Class A	7,900	$44,285
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,700	89,268
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,275	62,965
	Anjoy Foods Group Co. Ltd., Class A	6,300	65,431
	Anker Innovations Technology Co. Ltd., Class A	5,460	89,796
	Anshan Hifichem Co. Ltd., Class A	10,800	21,131
	ANTA Sports Products Ltd.	381,000	3,976,927
*Ω	Antengene Corp. Ltd.	34,500	23,029
	Anton Oilfield Services Group	1,610,000	217,746
	Aoshikang Technology Co. Ltd., Class A	8,200	44,560
	Aotecar New Energy Technology Group Co. Ltd., Class A	119,900	53,632
*	Aowei Holdings Ltd.	78,000	2,499
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	68,379
	Appotronics Corp. Ltd., Class A	12,037	30,504
	APT Medical, Inc., Class A	1,821	70,682
	APT Satellite Holdings Ltd.	234,000	63,904
	Arctech Solar Holding Co. Ltd., Class A	8,868	53,403
*Ω	Arrail Group Ltd.	44,500	10,813
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,900	75,713
#Ω	AsiaInfo Technologies Ltd.	144,400	167,744
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	34,535
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,500	34,468

97

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	$24,176
	Autel Intelligent Technology Corp. Ltd., Class A	10,701	57,974
	Autobio Diagnostics Co. Ltd., Class A	12,410	67,066
	Autohome, Inc., ADR	13,588	342,418
	Avary Holding Shenzhen Co. Ltd., Class A	24,500	180,593
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	618,405
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	25,327
*Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	294,135
*	Baidu, Inc. (9888 HK), Class A	349,500	5,290,112
*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	521,675
Ω	BAIOO Family Interactive Ltd.	594,000	39,773
*Ω	Bairong, Inc.	129,000	163,337
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	41,882
	Bank of Beijing Co. Ltd., Class A	275,900	216,852
	Bank of Changsha Co. Ltd., Class A	65,796	88,545
	Bank of Chengdu Co. Ltd., Class A	78,900	186,491
	Bank of China Ltd., Class H	7,249,356	4,104,899
	Bank of Chongqing Co. Ltd., Class H	349,500	360,691
	Bank of Communications Co. Ltd., Class H	955,580	848,842
*	Bank of Gansu Co. Ltd., Class H	392,000	12,521
	Bank of Guiyang Co. Ltd., Class A	76,817	65,672
	Bank of Hangzhou Co. Ltd., Class A	98,500	217,391
	Bank of Jiangsu Co. Ltd., Class A	291,020	441,315
	Bank of Nanjing Co. Ltd., Class A	168,200	267,538
		Shares	Value»
CHINA — (Continued)
	Bank of Ningbo Co. Ltd., Class A	105,858	$421,943
Ω	Bank of Qingdao Co. Ltd., Class H	444,000	245,469
	Bank of Shanghai Co. Ltd., Class A	190,100	253,727
	Bank of Suzhou Co. Ltd., Class A	94,050	109,338
	Bank of Xi'an Co. Ltd., Class A	56,500	30,888
Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	15,571
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	22,746
	Baoji Titanium Industry Co. Ltd., Class A	6,200	27,934
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	30,673
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	77,835
	Baoxiniao Holding Co. Ltd., Class A	25,700	14,195
	Baoye Group Co. Ltd., Class H	98,000	52,444
*	Baozun, Inc. (9991 HK), Class A	21,500	23,975
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	49,685
*	Be Friends Holding Ltd.	350,000	51,349
	Bear Electric Appliance Co. Ltd., Class A	6,000	40,660
	Beauty Farm Medical & Health Industry, Inc.	18,500	73,338
	Befar Group Co. Ltd., Class A	63,400	38,507
	Beibuwan Port Co. Ltd., Class A	64,100	78,937
	Beijing Balance Medical Technology Co. Ltd., Class A	1,936	31,163
*	Beijing BDStar Navigation Co. Ltd., Class A	7,100	30,060

98

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,330	$22,328
*	Beijing Capital Development Co. Ltd., Class A	84,000	72,553
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	183,110	82,115
#*	Beijing Capital International Airport Co. Ltd., Class H	846,000	303,650
	Beijing Changjiu Logistics Corp., Class A	19,200	22,239
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	45,755
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	33,911
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	32,828
	Beijing Easpring Material Technology Co. Ltd., Class A	4,900	47,544
*	Beijing eGOVA Co. Ltd., Class A	9,620	22,119
	Beijing Energy International Holding Co. Ltd.	403,600	63,857
	Beijing Enlight Media Co. Ltd., Class A	8,500	20,261
#	Beijing Enterprises Water Group Ltd.	1,940,000	623,535
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	20,957
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	28,724
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	60,406
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	54,089
		Shares	Value»
CHINA — (Continued)
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	$65,107
	Beijing Jetsen Technology Co. Ltd., Class A	86,700	80,783
	Beijing Jingyeda Technology Co. Ltd., Class A	7,280	22,167
*	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	60,050
	Beijing Kingsoft Office Software, Inc., Class A	915	46,178
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	32,376
	Beijing New Building Materials PLC, Class A	29,454	98,419
*	Beijing North Star Co. Ltd., Class H	420,000	46,990
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	23,007
	Beijing Originwater Technology Co. Ltd., Class A	59,567	36,518
	Beijing Roborock Technology Co. Ltd., Class A	1,928	44,272
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	33,647
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	38,933
	Beijing Shougang Co. Ltd., Class A	86,200	50,909
	Beijing Sifang Automation Co. Ltd., Class A	7,900	31,267
	Beijing Sinnet Technology Co. Ltd., Class A	15,200	29,136
*	Beijing Sinohytec Co. Ltd., Class H	4,300	16,271
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	40,091

99

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	$23,665
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	45,996
	Beijing Strong Biotechnologies, Inc., Class A	21,600	41,484
*	Beijing SuperMap Software Co. Ltd., Class A	11,000	26,833
	Beijing Teamsun Technology Co. Ltd., Class A	19,200	51,610
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	27,589
	Beijing Tiantan Biological Products Corp. Ltd., Class A	23,624	61,183
	Beijing Tricolor Technology Co. Ltd., Class A	4,300	104,148
	Beijing Ultrapower Software Co. Ltd., Class A	24,200	41,376
	Beijing United Information Technology Co. Ltd., Class A	17,718	70,770
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	23,137
	Beijing Wandong Medical Technology Co. Ltd., Class A	18,300	40,842
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	47,554
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,300	30,469
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	37,045
		Shares	Value»
CHINA — (Continued)
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	$367,087
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	61,087
	Best Pacific International Holdings Ltd.	54,000	22,766
	Bestechnic Shanghai Co. Ltd., Class A	704	24,348
	Bestore Co. Ltd., Class A	18,500	32,230
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	34,920
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,367	66,124
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	39,971
	Beyondsoft Corp., Class A	20,000	38,350
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	52,127
*	Bilibili, Inc., Class Z	18,560	560,567
	Binhai Investment Co. Ltd.	156,888	22,133
	Binjiang Service Group Co. Ltd.	33,500	106,193
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	7,500	27,105
	Black Peony Group Co. Ltd., Class A	31,440	37,802
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	32,793
#Ω	Blue Moon Group Holdings Ltd.	320,500	122,536
*	Blue Sail Medical Co. Ltd., Class A	38,300	29,599
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	34,440	35,574
	Bluestar Adisseo Co., Class A	14,500	19,175
Ω	BOC Aviation Ltd.	103,800	909,879
	BOC International China Co. Ltd., Class A	24,700	48,838

100

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BOE HC SemiTek Corp.	20,000	$22,392
*	Bohai Leasing Co. Ltd., Class A	164,200	82,493
*	Bomin Electronics Co. Ltd., Class A	17,500	29,190
	Bosideng International Holdings Ltd.	1,702,000	1,041,477
	BOTH Engineering Technology Co. Ltd., Class A	12,600	22,076
#	Boyaa Interactive International Ltd.	48,000	32,940
	Bright Dairy & Food Co. Ltd., Class A	40,669	47,794
#	Brilliance China Automotive Holdings Ltd.	1,238,000	609,138
	Bros Eastern Co. Ltd., Class A	43,300	32,518
*	B-Soft Co. Ltd., Class A	27,200	18,169
	BTG Hotels Group Co. Ltd., Class A	29,400	60,052
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	18,900	28,062
	BYD Co. Ltd., Class H	646,000	8,346,309
	BYD Electronic International Co. Ltd.	358,000	1,680,676
	By-health Co. Ltd., Class A	30,000	52,914
*	C C Land Holdings Ltd.	726,187	111,192
	C&D International Investment Group Ltd.	330,228	678,273
	C&D Property Management Group Co. Ltd.	296,000	110,401
	C&S Paper Co. Ltd., Class A	39,900	44,688
	Caitong Securities Co. Ltd., Class A	60,550	73,211
*Ω	CALB Group Co. Ltd., Class H	60,200	259,487
*	Cambricon Technologies Corp. Ltd., Class A	295	57,016
	Camel Group Co. Ltd., Class A	43,600	62,527
		Shares	Value»
CHINA — (Continued)
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	$39,198
	Canmax Technologies Co. Ltd., Class A	12,820	54,777
	Canny Elevator Co. Ltd., Class A	25,500	26,310
*Ω	CanSino Biologics, Inc., Class H	20,200	120,102
	Castech, Inc., Class A	7,730	50,343
	Cathay Biotech, Inc., Class A	4,528	32,343
Ω	Cathay Group Holdings, Inc.	54,000	9,563
	CCCC Design & Consulting Group Co. Ltd., Class A	29,000	31,255
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
	CECEP Solar Energy Co. Ltd., Class A	103,345	67,696
	CECEP Wind-Power Corp., Class A	189,500	82,320
	Center International Group Co. Ltd., Class A	14,500	30,555
	Central China Land Media Co. Ltd., Class A	25,000	42,493
#	Central China Securities Co. Ltd., Class H	454,000	150,593
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	10,796
	CETC Digital Technology Co. Ltd., Class A	8,800	33,676
	CETC Potevio Science&Technology Co. Ltd., Class A	9,900	34,950
	CGN Mining Co. Ltd.	425,000	213,906
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	34,117
Ω	CGN Power Co. Ltd., Class H	1,503,000	595,476
	Changbai Mountain Tourism Co. Ltd., Class A	15,400	113,645

101

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	$34,825
	Changchun UP Optotech Co. Ltd., Class A	3,000	22,416
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	41,671
	Changjiang Publishing & Media Co. Ltd., Class A	35,200	43,332
	Changjiang Securities Co. Ltd., Class A	52,700	65,355
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	21,861
*	ChangYuan Technology Group Ltd., Class A	45,500	21,709
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	35,749
	Changzhou Qianhong Biopharma Co. Ltd., Class A	17,600	23,016
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	56,533
*	Chanjet Information Technology Co. Ltd., Class H	10,500	12,095
	Chaoju Eye Care Holdings Ltd.	90,000	29,422
	Chaowei Power Holdings Ltd.	317,000	59,193
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	103,298
Ω	Cheerwin Group Ltd.	126,000	36,595
*	Chen Lin Education Group Holdings Ltd.	208,000	42,902
	Cheng De Lolo Co. Ltd., Class A	45,500	59,030
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	22,316
		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	$31,188
	Chengdu Galaxy Magnets Co. Ltd., Class A	8,400	40,738
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	36,537
	Chengdu Haoneng Technology Co. Ltd., Class A	59,400	113,554
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	12,600	59,947
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	56,913
	Chengdu Wintrue Holding Co. Ltd., Class A	35,715	52,407
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	38,015
	Chengtun Mining Group Co. Ltd., Class A	62,800	98,563
	Chenguang Biotech Group Co. Ltd., Class A	15,800	29,696
*	Chengxin Lithium Group Co. Ltd., Class A	16,700	59,854
#	Chervon Holdings Ltd.	57,700	149,720
	Chifeng Jilong Gold Mining Co. Ltd., Class A	16,400	68,384
*	China Aerospace International Holdings Ltd.	970,000	71,054
*	China Agriculture Development Seed Group Co. Ltd., Class A	25,000	22,581
	China Aircraft Leasing Group Holdings Ltd.	157,687	90,417

102

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Anchu Energy Storage Group Ltd.	627,000	$38,320
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	32,409
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	61,561
	China Baoan Group Co. Ltd., Class A	40,100	64,589
	China Bester Group Telecom Co. Ltd., Class A	6,240	20,607
*Ω	China Bohai Bank Co. Ltd., Class H	1,029,000	134,999
	China CAMC Engineering Co. Ltd., Class A	38,800	46,433
	China Chengtong Development Group Ltd.	1,142,000	18,106
#	China Chunlai Education Group Co. Ltd.	91,000	51,044
	China CITIC Bank Corp. Ltd., Class H	1,311,000	1,250,833
	China Coal Xinji Energy Co. Ltd., Class A	76,300	77,657
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Communications Services Corp. Ltd., Class H	1,184,800	710,066
*	China Conch Environment Protection Holdings Ltd.	699,500	52,055
	China Conch Venture Holdings Ltd.	687,000	858,981
	China Construction Bank Corp., Class H	9,805,990	9,708,331
	China CSSC Holdings Ltd., Class A	11,600	58,595
	China CYTS Tours Holding Co. Ltd., Class A	22,500	30,679
		Shares	Value»
CHINA — (Continued)
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	$239,176
	China Design Group Co. Ltd., Class A	41,740	45,831
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	257,159
	China Dongxiang Group Co. Ltd.	907,000	58,421
Ω	China East Education Holdings Ltd.	317,500	266,936
*	China Eastern Airlines Corp. Ltd., Class H	478,000	245,496
#	China Education Group Holdings Ltd.	568,614	218,185
	China Electronics Huada Technology Co. Ltd.	430,000	81,793
*	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	29,721
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,266,000	188,860
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	167,031
	China Everbright Bank Co. Ltd., Class H	535,000	219,482
Ω	China Everbright Greentech Ltd.	296,000	35,769
	China Everbright Ltd.	438,000	568,741
*	China Express Airlines Co. Ltd., Class A	44,800	67,227
Ω	China Feihe Ltd.	1,963,000	1,047,675
	China Film Group Co. Ltd., Class A	19,200	39,297
*	China First Heavy Industries Co. Ltd., Class A	76,800	34,761
	China Foods Ltd.	574,000	306,401
	China Galaxy Securities Co. Ltd., Class H	615,000	884,741
#	China Gas Holdings Ltd.	1,296,166	1,333,166

103

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Gold International Resources Corp. Ltd. (2099 HK)	96,600	$1,626,062
	China Great Wall Securities Co. Ltd., Class A	48,400	75,253
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	52,146
	China Haisum Engineering Co. Ltd., Class A	14,200	21,025
*	China Harmony Auto Holding Ltd.	428,500	69,012
	China Harzone Industry Corp. Ltd., Class A	13,700	16,039
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	40,295
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	26,339
	China Huirong Financial Holdings Ltd.	84,000	7,090
††	China Huiyuan Juice Group Ltd.	132,068	5,959
Ω	China International Capital Corp. Ltd., Class H	227,600	619,197
#	China International Marine Containers Group Co. Ltd., Class H	393,750	359,905
#	China Jinmao Holdings Group Ltd.	2,692,948	465,379
	China Jushi Co. Ltd., Class A	57,590	132,677
	China Kepei Education Group Ltd.	278,000	51,954
	China Kings Resources Group Co. Ltd., Class A	12,574	32,485
		Shares	Value»
CHINA — (Continued)
	China Leadshine Technology Co. Ltd., Class A	4,200	$26,103
	China Lesso Group Holdings Ltd.	493,000	282,116
	China Life Insurance Co. Ltd., Class H	346,000	1,091,108
	China Lilang Ltd.	239,000	103,586
*Ω	China Literature Ltd.	150,000	808,079
*	China Longevity Group Co. Ltd.	30,000	39
	China Longyuan Power Group Corp. Ltd., Class H	472,000	437,122
*	China Maple Leaf Educational Systems Ltd.	480,000	23,769
#	China Medical System Holdings Ltd.	585,000	1,008,897
	China Meheco Group Co. Ltd., Class A	36,520	57,865
	China Meidong Auto Holdings Ltd.	382,000	86,898
	China Mengniu Dairy Co. Ltd.	1,161,000	2,112,731
	China Merchants Bank Co. Ltd., Class H	1,055,598	6,617,050
	China Merchants Energy Shipping Co. Ltd., Class A	171,600	222,894
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	45,583
*	China Merchants Land Ltd.	652,000	23,903
	China Merchants Port Holdings Co. Ltd.	702,503	1,360,578
	China Merchants Property Operation & Service Co. Ltd., Class A	30,800	49,625
Ω	China Merchants Securities Co. Ltd., Class H	75,340	151,263
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	87,127

104

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	China Metal Recycling Holdings Ltd.	130,581	$0
#	China Minsheng Banking Corp. Ltd., Class H	1,065,520	545,881
#	China Modern Dairy Holdings Ltd.	1,303,000	203,034
	China National Accord Medicines Corp. Ltd., Class A	17,600	62,891
	China National Chemical Engineering Co. Ltd., Class A	84,800	92,154
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	39,655
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	43,869
	China National Medicines Corp. Ltd., Class A	18,500	77,482
*Ω	China New Higher Education Group Ltd.	711,964	112,699
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	30,700	28,797
#	China Nonferrous Mining Corp. Ltd.	761,000	1,403,622
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	12,010	85,768
*	China Nuclear Energy Technology Corp. Ltd.	80,000	6,169
*	China Oil & Gas Group Ltd.	2,890,000	64,824
	China Oilfield Services Ltd., Class H	978,000	954,774
#	China Overseas Grand Oceans Group Ltd.	863,121	241,156
	China Overseas Land & Investment Ltd.	688,500	1,155,436
		Shares	Value»
CHINA — (Continued)
	China Overseas Property Holdings Ltd.	657,000	$410,083
	China Pacific Insurance Group Co. Ltd., Class H	622,200	2,522,430
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	59,400	57,204
	China Railway Group Ltd., Class H	764,000	387,561
	China Railway Hi-tech Industry Co. Ltd., Class A	48,500	57,319
	China Railway Materials Co. Ltd., Class A	63,900	24,066
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	210,171
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	46,684
*	China Rare Earth Holdings Ltd.	717,200	64,608
	China Reinsurance Group Corp., Class H	2,451,000	497,764
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	67,776
	China Resources Gas Group Ltd.	480,000	1,319,914
	China Resources Land Ltd.	933,722	3,373,479
	China Resources Microelectronics Ltd., Class A	5,476	39,066
Ω	China Resources Mixc Lifestyle Services Ltd.	193,000	1,009,799
*	China Ruyi Holdings Ltd.	1,896,000	675,843
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	109,076
	China Science Publishing & Media Ltd., Class A	6,000	16,464

105

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	$49,751
	China Shineway Pharmaceutical Group Ltd.	187,000	201,992
*	China Silver Group Ltd.	282,000	22,791
	China South Publishing & Media Group Co. Ltd., Class A	29,700	50,521
*	China Southern Airlines Co. Ltd., Class H	640,000	385,941
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	34,568
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	35,795
	China Starch Holdings Ltd.	1,115,000	27,360
	China State Construction Development Holdings Ltd.	378,000	57,462
	China State Construction Engineering Corp. Ltd., Class A	568,800	434,188
	China State Construction International Holdings Ltd.	1,012,000	1,151,211
	China Sunshine Paper Holdings Co. Ltd.	408,000	88,148
	China Suntien Green Energy Corp. Ltd., Class H	566,000	316,472
	China Taiping Insurance Holdings Co. Ltd.	856,412	1,948,051
	China Testing & Certification International Group Co. Ltd., Class A	24,208	22,225
	China Tianying, Inc., Class A	94,800	78,204
		Shares	Value»
CHINA — (Continued)
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	17,900	$153,820
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	73,212
Ω	China Tower Corp. Ltd., Class H	1,708,400	2,468,034
*	China TransInfo Technology Co. Ltd., Class A	24,900	38,944
#*	China Travel International Investment Hong Kong Ltd.	1,018,000	225,131
	China Tungsten & Hightech Materials Co. Ltd., Class A	35,450	116,735
#*	China Vanke Co. Ltd., Class H	694,338	393,371
	China Vered Financial Holding Corp. Ltd.	322,000	45,879
#	China Water Affairs Group Ltd.	268,000	216,198
	China West Construction Group Co. Ltd., Class A	44,900	41,669
	China World Trade Center Co. Ltd., Class A	12,500	35,435
	China XD Electric Co. Ltd., Class A	72,400	81,161
	China Yangtze Power Co. Ltd., Class A	164,353	649,310
	China Yongda Automobiles Services Holdings Ltd.	630,000	138,334
#*Ω	China Youran Dairy Group Ltd.	679,000	283,664
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	83,961
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,900	48,909
	China Zheshang Bank Co. Ltd., Class H	627,899	204,547

106

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	$20,322
	Chinasoft International Ltd.	1,120,000	838,429
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	31,953
	Chongqing Changan Automobile Co. Ltd., Class A	129,612	225,773
	Chongqing Chuanyi Automation Co. Ltd., Class A	18,400	60,371
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	44,300	19,747
	Chongqing Department Store Co. Ltd., Class A	15,700	60,331
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	43,524	60,513
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	47,870
	Chongqing Gas Group Corp. Ltd., Class A	57,800	47,624
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	135,122
	Chongqing Port Co. Ltd., Class A	30,000	22,883
*	Chongqing Qianli Technology Co. Ltd., Class A	21,200	35,538
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	21,511
	Chongqing Rural Commercial Bank Co. Ltd., Class H	599,000	492,613
*	Chongqing Taiji Industry Group Co. Ltd., Class A	14,300	42,226
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	$40,533
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	23,700	42,965
#	Chow Tai Fook Jewellery Group Ltd.	596,600	1,167,679
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	58,653
	CIG Shanghai Co. Ltd., Class A	4,200	60,549
	CIMC Enric Holdings Ltd.	338,000	326,451
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	41,725
	CITIC Heavy Industries Co. Ltd., Class A	38,400	40,560
	CITIC Securities Co. Ltd., Class H	186,600	710,403
*	Citychamp Watch & Jewellery Group Ltd.	560,000	13,167
*	ClouDr Group Ltd.	109,200	16,835
*	CMGE Technology Group Ltd.	800,000	40,681
	CMOC Group Ltd., Class H	1,074,000	2,325,164
	CMST Development Co. Ltd., Class A	52,300	43,741
*	CNFinance Holdings Ltd., ADR	1,067	5,331
	CNGR Advanced Material Co. Ltd., Class A	9,100	58,886
	CNOOC Energy Technology & Services Ltd., Class A	124,200	68,124
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	56,944
*	COFCO Biotechnology Co. Ltd., Class A	37,000	30,854
	COFCO Capital Holdings Co. Ltd., Class A	20,400	36,428
*	COFCO Joycome Foods Ltd.	1,377,000	293,754

107

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COFCO Sugar Holding Co. Ltd., Class A	31,800	$69,905
	Cofoe Medical Technology Co. Ltd., Class A	5,400	33,156
	Comba Telecom Systems Holdings Ltd.	484,000	182,629
	Concord New Energy Group Ltd.	3,574,648	177,156
	Consun Pharmaceutical Group Ltd.	217,000	419,750
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	3,459,290
	Continental Aerospace Technologies Holding Ltd.	1,469,171	25,244
#	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	270,303
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	592,000	836,991
#	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,535,488
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	107,951
	COSCO SHIPPING Ports Ltd.	678,059	499,872
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,400	45,418
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	28,146
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	20,058
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	62,655
*	Crazy Sports Group Ltd.	1,774,000	19,152
	CRRC Corp. Ltd., Class H	658,000	499,301
		Shares	Value»
CHINA — (Continued)
	Crystal Clear Electronic Material Co. Ltd., Class A	14,500	$35,562
Ω	CSC Financial Co. Ltd., Class H	110,000	186,590
	CSG Holding Co. Ltd., Class A	83,834	56,061
*	CSG Smart Science&Technology Co. Ltd., Class A	11,100	19,588
	CSPC Pharmaceutical Group Ltd.	2,326,640	2,291,723
	CSSC Hong Kong Shipping Co. Ltd.	768,000	205,400
	CSSC Science & Technology Co. Ltd., Class A	14,700	24,750
	CTS International Logistics Corp. Ltd., Class A	55,500	48,153
*	CWT International Ltd.	960,000	30,302
*	Cybrid Technologies, Inc., Class A	12,500	20,517
*	Daan Gene Co. Ltd., Class A	43,920	40,211
	Dajin Heavy Industry Co. Ltd., Class A	7,200	50,919
	Dalian Bio-Chem Co. Ltd., Class A	10,701	45,075
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	34,500	31,231
#*	Dalipal Holdings Ltd.	66,000	55,047
*	Damai Entertainment Holdings Ltd.	5,300,000	626,901
	Daqin Railway Co. Ltd., Class A	165,488	133,297
	Dashang Co. Ltd., Class A	17,689	43,763
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	72,188
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	59,397
*	DBAPP Security Ltd., Class A	2,880	23,189
	DBG Technology Co. Ltd., Class A	5,900	25,559

108

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	$66,895
	Deppon Logistics Co. Ltd., Class A	21,800	45,730
*	Dezhan Healthcare Co. Ltd., Class A	80,300	49,430
	DHC Software Co. Ltd., Class A	13,200	19,178
	Dian Diagnostics Group Co. Ltd., Class A	24,754	56,558
	Digital China Group Co. Ltd., Class A	8,000	48,431
#	Digital China Holdings Ltd.	264,250	101,964
*	Digital China Information Service Group Co. Ltd., Class A	26,100	69,670
	Dirui Industrial Co. Ltd., Class A	7,100	13,574
	Do-Fluoride New Materials Co. Ltd., Class A	12,980	51,820
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	49,378
#	Dongfang Electric Corp. Ltd., Class H	66,600	162,503
	Dongfang Electronics Co. Ltd., Class A	17,300	28,948
	DongFeng Automobile Co. Ltd., Class A	26,000	28,277
	Dongfeng Electronic Technology Co. Ltd., Class A	12,500	21,990
#*	Dongfeng Motor Group Co. Ltd., Class H	1,130,000	1,366,986
	Dongguan Aohai Technology Co. Ltd., Class A	5,500	36,448
	Dongguan Development Holdings Co. Ltd., Class A	31,100	51,531
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	2,110	27,796
	Dongguan Rural Commercial Bank Co. Ltd., Class H	45,000	19,613
		Shares	Value»
CHINA — (Continued)
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,800	$33,782
	Donghua Testing Technology Co. Ltd., Class A	4,600	34,893
*	Dongjiang Environmental Co. Ltd., Class H	77,000	24,719
	Dongxing Securities Co. Ltd., Class A	43,400	77,290
	Dongyue Group Ltd.	638,000	820,835
#	DouYu International Holdings Ltd., ADR	6,527	44,839
*	DPC Dash Ltd.	21,500	243,993
	Dynagreen Environmental Protection Group Co. Ltd., Class H	161,000	112,978
	Eaglerise Electric & Electronic China Co. Ltd., Class A	10,500	37,779
	East Money Information Co. Ltd., Class A	82,283	295,179
	Eastcompeace Technology Co. Ltd., Class A	9,200	31,309
*	Easyhome New Retail Group Co. Ltd., Class A	141,300	57,394
	Ecovacs Robotics Co. Ltd., Class A	3,800	47,780
	Edan Instruments, Inc., Class A	15,000	29,219
	Edifier Technology Co. Ltd., Class A	24,400	43,971
	Edvantage Group Holdings Ltd.	226,549	40,846
	EEKA Fashion Holdings Ltd.	159,000	160,457
	Electric Connector Technology Co. Ltd., Class A	6,300	44,578
*††	Elion Energy Co. Ltd., Class A	106,600	1,049
	ENN Energy Holdings Ltd.	213,900	1,863,768
	Eoptolink Technology, Inc. Ltd., Class A	5,992	287,898
	Era Co. Ltd., Class A	69,500	41,626

109

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Espressif Systems Shanghai Co. Ltd., Class A	1,185	$27,841
	Essex Bio-technology Ltd.	144,000	79,817
	Eternal Asia Supply Chain Management Ltd., Class A	49,200	35,200
	EVA Precision Industrial Holdings Ltd.	672,000	102,953
	Eve Energy Co. Ltd., Class A	15,115	176,775
	Ever Sunshine Services Group Ltd.	346,000	77,745
Ω	Everbright Securities Co. Ltd., Class H	61,600	77,353
*Ω	Everest Medicines Ltd.	9,500	59,919
	EverProX Technologies Co. Ltd., Class A	1,800	25,222
	Excellence Commercial Property & Facilities Management Group Ltd.	129,000	17,117
	Explosive Co. Ltd., Class A	13,300	25,851
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	20,487
	Fangda Carbon New Material Co. Ltd., Class A	73,149	63,339
	Fangda Special Steel Technology Co. Ltd., Class A	67,896	56,517
*	Far East Smarter Energy Co. Ltd., Class A	33,000	36,166
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,384	26,027
	FAW Jiefang Group Co. Ltd., Class A	20,500	20,698
	FAWER Automotive Parts Co. Ltd., Class A	73,300	57,888
		Shares	Value»
CHINA — (Continued)
	Feilong Auto Components Co. Ltd., Class A	19,500	$61,693
	Fengzhushou Co. Ltd., Class A	5,590	27,401
	Ferrotec Anhui Technology Development Co. Ltd., Class A	5,600	30,727
	FESCO Group Co. Ltd., Class A	17,100	45,548
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	49,186
	Fibocom Wireless, Inc., Class A	6,480	24,866
*	FIH Mobile Ltd.	138,600	330,829
*	Financial Street Holdings Co. Ltd., Class A	86,800	36,857
	FinVolution Group, ADR	79,604	486,380
	First Capital Securities Co. Ltd., Class A	29,400	31,998
	First Tractor Co. Ltd., Class H	150,000	150,917
#	Flat Glass Group Co. Ltd., Class H	160,000	251,571
	Focus Lightings Tech Co. Ltd., Class A	23,345	29,598
	Focus Media Information Technology Co. Ltd., Class A	158,300	172,299
	Focused Photonics Hangzhou, Inc., Class A	13,300	31,044
*	Focuslight Technologies, Inc., Class A	2,301	46,601
	Foryou Corp., Class A	11,804	52,558
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	23,910
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,811	224,083
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	16,820

110

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Founder Holdings Ltd.	390,000	$39,660
	Founder Securities Co. Ltd., Class A	44,600	51,611
	Foxconn Industrial Internet Co. Ltd., Class A	92,300	930,808
	Friend Co. Ltd., Class A	15,400	31,034
#	Fu Shou Yuan International Group Ltd.	661,000	250,051
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Apex Software Co. Ltd., Class A	2,600	14,485
	Fujian Boss Software Development Co. Ltd., Class A	16,899	32,370
	Fujian Fuxin Software Development JSC Ltd., Class A	2,449	36,982
*	Fujian Kuncai Material Technology Co. Ltd., Class A	13,700	35,537
	Fujian Longking Co. Ltd., Class A	30,100	71,340
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	30,196
	Fujian Star-net Communication Co. Ltd., Class A	11,900	44,781
	Fujian Sunner Development Co. Ltd., Class A	30,500	72,649
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	26,227
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	25,345
	Fulin Precision Co. Ltd., Class A	21,320	58,714
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	183,200	1,631,456
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,100	29,586
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	90,360	596,705
		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	$70,792
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	16,082
	Gaona Aero Material Co. Ltd., Class A	18,420	42,903
	Gaush Meditech Ltd.	7,700	9,018
	G-bits Network Technology Xiamen Co. Ltd., Class A	900	59,816
	GCL Energy Technology Co. Ltd., Class A	33,500	50,404
*	GCL New Energy Holdings Ltd.	278,000	26,807
*	GDS Holdings Ltd. (9698 HK), Class A	200,600	893,764
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	545,103
	Geely Automobile Holdings Ltd.	1,234,000	2,927,430
	GEM Co. Ltd., Class A	76,200	91,200
*	Gemdale Corp., Class A	53,200	29,252
#*	Gemdale Properties & Investment Corp. Ltd.	3,508,000	79,123
	GemPharmatech Co. Ltd., Class A	10,762	26,978
*	Genimous Technology Co. Ltd., Class A	21,600	27,685
	Geovis Technology Co. Ltd., Class A	5,687	32,611
	Getein Biotech, Inc., Class A	15,288	17,889
	GF Securities Co. Ltd., Class H	191,400	462,081
*	GHW International	20,000	5,850
#Ω	Giant Biogene Holding Co. Ltd.	102,800	492,646
	Giantec Semiconductor Corp., Class A	3,119	72,731
	Ginlong Technologies Co. Ltd., Class A	5,900	66,683
	Glarun Technology Co. Ltd., Class A	9,000	36,129
#*	Global New Material International Holdings Ltd.	23,000	14,768

111

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	36,500	$168,322
	Goke Microelectronics Co. Ltd., Class A	2,800	35,142
Ω	Golden Throat Holdings Group Co. Ltd.	43,500	19,248
	Goldenmax International Group Ltd., Class A	25,200	58,405
	Goldwind Science & Technology Co. Ltd., Class H	329,858	559,886
	Goneo Group Co. Ltd., Class A	8,624	52,951
	Goodbaby International Holdings Ltd.	381,000	58,216
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	38,242
	Gotion High-tech Co. Ltd., Class A	17,800	113,965
	Grandblue Environment Co. Ltd., Class A	18,190	71,924
*	Grandjoy Holdings Group Co. Ltd., Class A	54,400	22,737
	Great Wall Motor Co. Ltd., Class H	685,000	1,324,900
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	278,466
#	Greentown China Holdings Ltd.	542,000	580,101
#Ω	Greentown Management Holdings Co. Ltd.	202,000	78,537
	Greentown Service Group Co. Ltd.	700,000	402,132
	GRG Banking Equipment Co. Ltd., Class A	20,100	36,306
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	32,682
	Grinm Advanced Materials Co. Ltd., Class A	5,900	18,829
	Guangdong Advertising Group Co. Ltd., Class A	16,100	19,247
		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	$35,635
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	77,743
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	25,583
*	Guangdong DFP New Material Group Co. Ltd.	59,200	40,546
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	31,100	83,117
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	27,940
	Guangdong Dowstone Technology Co. Ltd., Class A	8,700	30,153
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	52,780
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	57,115
	Guangdong Goworld Co. Ltd., Class A	8,000	14,605
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	19,635
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	52,449
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	26,170
	Guangdong Haid Group Co. Ltd., Class A	27,000	221,585
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	64,561

112

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	8,700	$24,886
	Guangdong Huate Gas Co. Ltd., Class A	2,904	26,263
	Guangdong Investment Ltd.	854,000	811,285
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	5,268	31,473
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	14,300	45,608
*	Guangdong Land Holdings Ltd.	164,822	5,640
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	12,000	22,170
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	71,199
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	31,837
	Guangdong Sirio Pharma Co. Ltd., Class A	6,929	23,376
	Guangdong South New Media Co. Ltd., Class A	8,000	54,363
*	Guangdong TCL Smart Home Appliances Co. Ltd.	34,100	52,220
*	Guangdong Topstar Technology Co. Ltd., Class A	3,000	13,993
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	51,787
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	57,198
*	Guangdong Yowant Technology Group Co. Ltd., Class A	29,400	27,305
		Shares	Value»
CHINA — (Continued)
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	$34,507
	Guangshen Railway Co. Ltd., Class H	655,500	192,375
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,000	81,287
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	57,198
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	30,407
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	32,068
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	56,299
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	7,500	20,187
	Guangzhou Automobile Group Co. Ltd., Class H	734,836	308,114
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	53,050
	Guangzhou Development Group, Inc., Class A	53,000	51,181
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	37,246
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	22,705
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	38,373
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,557	31,233
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	12,500	52,447

113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	12,700	$26,257
	Guangzhou Port Co. Ltd., Class A	46,700	22,052
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	43,584
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	46,940
	Guangzhou Sie Consulting Co. Ltd., Class A	7,600	26,858
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	13,460	75,442
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	46,448
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	42,947
	Guangzhou Zhiguang Electric Co. Ltd., Class A	25,000	29,114
	Guilin Layn Natural Ingredients Corp., Class A	22,200	25,257
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	13,300	27,944
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	12,900	10,543
	Guizhou Chanhen Chemical Corp., Class A	8,800	42,236
	Guizhou Gas Group Corp. Ltd., Class A	34,900	34,587
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	22,621
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	21,237
	Guizhou Tyre Co. Ltd., Class A	67,600	47,410
		Shares	Value»
CHINA — (Continued)
*	Guizhou Zhenhua E-chem, Inc., Class A	19,943	$41,590
*	Guizhou Zhongyida Co. Ltd., Class A	12,700	20,057
*	Guocheng Mining Co. Ltd., Class A	12,100	30,864
*	Guoguang Electric Co. Ltd., Class A	11,900	26,540
	Guomai Technologies, Inc., Class A	14,400	22,818
	Guosen Securities Co. Ltd., Class A	49,412	97,563
*	Guosheng Securities, Inc., Class A	11,730	34,572
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	720,280
	Guoyuan Securities Co. Ltd., Class A	50,550	62,275
	Gushengtang Holdings Ltd.	56,000	206,276
	H World Group Ltd. (1179 HK)	544,000	2,109,434
#Ω	Haidilao International Holding Ltd.	519,000	855,266
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	151,590
	Haier Smart Home Co. Ltd. (6690 HK), Class H	693,799	2,256,154
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	17,520
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	8,400	49,975
*	Hainan Haide Capital Management Co. Ltd., Class A	36,015	37,999
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,055	67,873
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	139,249
	Hainan Mining Co. Ltd., Class A	24,200	33,203
	Hainan Strait Shipping Co. Ltd., Class A	87,900	167,252

114

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	$36,649
	Haitian International Holdings Ltd.	305,000	833,424
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	64,821
	Hangcha Group Co. Ltd., Class A	17,580	71,024
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	36,046
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	61,263
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	41,135
	Hangzhou Dptech Technologies Co. Ltd., Class A	9,900	33,160
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	16,075
	Hangzhou First Applied Material Co. Ltd., Class A	27,172	59,975
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	68,041
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	24,532
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	7,420	34,007
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,232	25,674
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	28,440	35,211
*	Hangzhou Iron & Steel Co., Class A	38,300	49,133
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	10,144	49,972
		Shares	Value»
CHINA — (Continued)
	Hangzhou Onechance Tech Corp., Class A	6,100	$26,120
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	19,100	74,181
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	48,644
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	11,000	17,699
	Hangzhou Shunwang Technology Co. Ltd., Class A	5,700	17,685
	Hangzhou Sunrise Technology Co. Ltd., Class A	19,500	42,596
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	259,122
	Hangzhou Weiguang Electronic Co. Ltd., Class A	5,200	26,165
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	33,025
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	38,216
Ω	Hansoh Pharmaceutical Group Co. Ltd.	160,000	734,513
	Haohua Chemical Science & Technology Co. Ltd., Class A	5,600	24,949
*Ω	Harbin Bank Co. Ltd., Class H	873,000	44,889
	Harbin Boshi Automation Co. Ltd., Class A	17,661	40,104
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	43,204
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	26,526

115

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	$57,609
	HBIS Resources Co. Ltd., Class A	28,400	74,940
	Health & Happiness H&H International Holdings Ltd.	96,500	150,123
*	Hebei Construction Group Corp. Ltd., Class H	180,000	9,880
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	15,706
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	89,698
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	29,149
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	50,575
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	45,102
	Heilongjiang Agriculture Co. Ltd., Class A	31,000	62,951
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	21,200	33,628
	Hello Group, Inc., Sponsored ADR	68,471	464,918
	Henan Liliang Diamond Co. Ltd., Class A	12,100	65,369
	Henan Lingrui Pharmaceutical Co., Class A	18,774	59,880
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	87,040
	Henan Pinggao Electric Co. Ltd., Class A	18,100	44,932
	Henan Shijia Photons Technology Co. Ltd., Class A	2,829	27,170
		Shares	Value»
CHINA — (Continued)
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	$135,908
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	48,295
*	Henan Yicheng New Energy Co. Ltd., Class A	49,700	36,857
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	69,103
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	38,060
	Hengan International Group Co. Ltd.	349,000	1,222,298
	Hengbao Co. Ltd., Class A	22,300	68,526
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	111,588
	Hengdian Group Tospo Lighting Co. Ltd., Class A	12,900	24,683
	Hengli Petrochemical Co. Ltd., Class A	110,300	278,392
	Hengtong Logistics Co. Ltd., Class A	15,800	22,019
	Hengtong Optic-electric Co. Ltd., Class A	26,100	82,050
	Hengyi Petrochemical Co. Ltd., Class A	47,720	44,948
#*	Hesai Group, ADR	9,350	221,875
	Hesteel Co. Ltd., Class A	227,100	80,128
	Hexing Electrical Co. Ltd., Class A	10,300	48,921
	HG Technologies Co. Ltd., Class A	8,200	20,526
*	Hi Sun Technology China Ltd.	1,011,000	76,832
*	Hiconics Eco-energy Technology Co. Ltd., Class A	22,000	18,452
	Hisense Home Appliances Group Co. Ltd., Class H	165,000	486,694

116

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Visual Technology Co. Ltd., Class A	17,700	$61,668
	Hitevision Co. Ltd., Class A	6,500	27,329
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,088	208,488
	HLA Group Corp. Ltd., Class A	102,200	88,951
	HMT Xiamen New Technical Materials Co. Ltd., Class A	4,100	28,857
*	HNA Technology Co. Ltd., Class A	64,900	40,017
*	Homeland Interactive Technology Ltd.	136,000	24,693
	Hongfa Technology Co. Ltd., Class A	11,900	50,971
*	Honghua Group Ltd.	1,396,000	34,270
	Hongli Zhihui Group Co. Ltd., Class A	29,100	30,326
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	26,033
	Hongta Securities Co. Ltd., Class A	18,100	22,304
*	Hongyuan Green Energy Co. Ltd., Class A	12,590	52,183
*	Hopson Development Holdings Ltd.	605,362	245,572
	Horizon Construction Development Ltd.	621,000	89,437
	Hoymiles Power Electronics, Inc., Class A	1,505	22,655
*Ω	Hua Hong Semiconductor Ltd., Class H	150,000	1,537,528
	Huaan Securities Co. Ltd., Class A	23,080	21,509
	Huada Automotive Technology Corp. Ltd., Class A	5,500	33,734
	Huadian Heavy Industries Co. Ltd., Class A	33,500	34,950
	Huadong Medicine Co. Ltd., Class A	20,400	119,133
		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	64,300	$81,106
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	31,600	31,702
	Huafu Fashion Co. Ltd., Class A	28,400	19,089
	Huagong Tech Co. Ltd., Class A	5,100	57,226
*	Huaihe Energy Group Co. Ltd., Class A	96,000	50,360
*	Huakai Yibai Technology Co. Ltd., Class A	14,500	22,118
	Hualan Biological Engineering, Inc., Class A	23,400	53,028
	Huaming Power Equipment Co. Ltd., Class A	25,500	93,551
	Huangshan Novel Co. Ltd., Class A	19,300	31,083
	Huangshan Tourism Development Co. Ltd., Class A	21,000	33,384
#*	Huanxi Media Group Ltd.	380,000	15,619
	Huapont Life Sciences Co. Ltd., Class A	86,950	59,789
#Ω	Huatai Securities Co. Ltd., Class H	207,200	520,919
	Huatu Cendes Co. Ltd., Class A	2,380	22,462
	Huaxi Securities Co. Ltd., Class A	29,000	41,149
	Huaxia Bank Co. Ltd., Class A	176,536	168,995
	Huayu Automotive Systems Co. Ltd., Class A	61,500	176,616
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	28,073
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	31,402
	Hubei Dinglong Co. Ltd., Class A	7,000	34,872
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	3,650	40,130

117

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	$73,260
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,100	104,801
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	47,997
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	63,365
	Huishang Bank Corp. Ltd., Class H	123,900	53,238
#*Ω	Huitongda Network Co. Ltd., Class H	11,000	18,961
*	Huizhou CEE Technology, Inc., Class A	16,600	27,662
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	100,102
	Hunan Aihua Group Co. Ltd., Class A	14,000	33,921
*	Hunan Corun New Energy Co. Ltd., Class A	34,200	36,141
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	50,504
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	30,200	28,156
	Hunan Gold Corp. Ltd., Class A	19,580	59,656
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	17,000	39,604
*	Hunan Kaimeite Gases Co. Ltd., Class A	12,800	49,138
*	Hunan New Wellful Co. Ltd., Class A	49,800	43,966
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	55,700	69,620
	Hunan Valin Steel Co. Ltd., Class A	148,900	120,840
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	54,187
		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	6,000	$26,543
#	HUYA, Inc., ADR	39,605	108,914
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	181,400	304,775
*	Hymson Laser Technology Group Co. Ltd., Class A	8,008	48,462
*	Hytera Communications Corp. Ltd., Class A	26,500	42,897
*	HyUnion Holding Co. Ltd., Class A	44,700	56,249
*	IAT Automobile Technology Co. Ltd., Class A	15,900	25,576
*Ω	iDreamSky Technology Holdings Ltd.	348,800	37,649
	IEIT Systems Co. Ltd., Class A	8,400	76,945
	Iflytek Co. Ltd., Class A	6,300	49,264
	IKD Co. Ltd., Class A	31,100	98,988
*Ω	IMAX China Holding, Inc.	66,100	68,049
	Imeik Technology Development Co. Ltd., Class A	2,180	49,031
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	22,200	21,346
	Industrial & Commercial Bank of China Ltd., Class H	7,174,017	5,558,421
	Industrial Bank Co. Ltd., Class A	283,145	805,625
	Industrial Securities Co. Ltd., Class A	63,160	61,130
	Infore Environment Technology Group Co. Ltd., Class A	49,800	48,206
*Ω	Ingdan, Inc.	313,000	113,450
	Ingenic Semiconductor Co. Ltd., Class A	2,200	26,837
*	Inkeverse Group Ltd.	276,000	37,149
*	INKON Life Technology Co. Ltd., Class A	14,100	21,113

118

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	$42,472
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	184,320	65,825
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	55,357
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	23,400	100,384
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	66,400	255,989
*Ω	InnoCare Pharma Ltd., Class H	156,000	285,977
	Innuovo Technology Co. Ltd., Class A	20,400	30,446
*	Insigma Technology Co. Ltd., Class A	18,700	28,092
	Inspur Digital Enterprise Technology Ltd.	216,000	218,549
	Intco Medical Technology Co. Ltd., Class A	14,680	81,587
	Intron Technology Holdings Ltd.	97,000	25,832
#*	iQIYI, Inc., ADR	283,378	654,603
	iRay Group, Class A	1,803	27,520
	IReader Technology Co. Ltd., Class A	10,100	29,509
*	IRICO Display Devices Co. Ltd., Class A	66,900	55,124
#*	IVD Medical Holding Ltd.	188,000	169,120
*	J&T Global Express Ltd.	654,800	840,189
*	JA Solar Technology Co. Ltd., Class A	69,401	137,322
	Jade Bird Fire Co. Ltd., Class A	34,380	54,110
	Jafron Biomedical Co. Ltd., Class A	17,800	51,001
	Jangho Group Co. Ltd., Class A	44,600	48,598
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	86,049
	JCET Group Co. Ltd., Class A	30,500	171,682
		Shares	Value»
CHINA — (Continued)
	JCHX Mining Management Co. Ltd., Class A	8,600	$79,043
*Ω	JD Health International, Inc.	140,950	1,100,248
*Ω	JD Logistics, Inc.	781,000	1,273,188
	JD.com, Inc. (9618 HK), Class A	419,897	6,932,489
*Ω	Jenscare Scientific Co. Ltd., Class H	9,600	14,839
	JF SmartInvest Holdings Ltd.	24,500	174,518
	Jia Yao Holdings Ltd.	49,000	18,302
	Jiajiayue Group Co. Ltd., Class A	15,100	22,828
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	50,210
	Jiangling Motors Corp. Ltd., Class A	21,700	61,265
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	26,759
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	17,601
	Jiangsu Azure Corp., Class A	20,800	56,169
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	40,368
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,100	23,611
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	28,821
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	55,156
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	73,447	72,826
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	38,358
*	Jiangsu Dagang Co. Ltd., Class A	24,900	59,552

119

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	44,100	$79,338
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	29,300	38,095
	Jiangsu Expressway Co. Ltd., Class H	268,000	326,180
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	82,258
*	Jiangsu General Science Technology Co. Ltd., Class A	57,300	35,761
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	40,451
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	25,905
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	70,638
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,426	100,297
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	22,425
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	27,191
	Jiangsu Hongtian Technology Co. Ltd., Class A	3,500	25,799
*	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	25,978
	Jiangsu Huachang Chemical Co. Ltd., Class A	41,100	36,159
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	25,734
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	83,500	55,776
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	5,945	29,432
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	$40,547
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	51,711
	Jiangsu Leili Motor Co. Ltd., Class A	4,340	33,443
	Jiangsu Lianyungang Port Co. Ltd., Class A	46,500	37,555
	Jiangsu Lihua Foods Group Co. Ltd.	25,314	74,514
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	66,595
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	12,500	31,364
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	7,080	39,350
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	27,316
	Jiangsu Pacific Quartz Co. Ltd., Class A	5,200	30,160
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	23,517
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	62,763
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	26,980
	Jiangsu Shagang Co. Ltd., Class A	35,700	29,019
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	36,507
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	27,387
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	38,094

120

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	$39,903
	Jiangsu Soho High Hope Group Corp., Class A	55,000	21,961
*	Jiangsu Sopo Chemical Co., Class A	27,700	28,221
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	74,800	54,473
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	44,056
*	Jiangsu Transimage Technology Co. Ltd., Class A	9,200	24,106
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	11,400	123,927
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,340	76,197
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	19,845
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	46,703
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,300	67,352
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	56,637
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	135,255
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	63,973
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	22,964
	Jiangxi Bank Co. Ltd., Class H	339,000	30,098
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	26,914
		Shares	Value»
CHINA — (Continued)
	Jiangxi Copper Co. Ltd., Class H	381,000	$1,589,700
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	40,575
	Jiangxi Ganyue Expressway Co. Ltd., Class A	44,100	33,161
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	50,083
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	21,091
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	25,011
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	33,001
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	30,319
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,700	41,175
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	19,948
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	60,041
	Jiayin Group, Inc., ADR	1,856	17,539
	Jiayou International Logistics Co. Ltd., Class A	28,092	55,456
*	Jihua Group Corp. Ltd., Class A	55,400	28,120
*	Jilin Chemical Fibre, Class A	59,600	34,209
	Jilin Electric Power Co. Ltd., Class A	31,000	25,539
#*††	Jinchuan Group International Resources Co. Ltd.	1,052,000	32,492
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	114,486

121

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	$25,932
	Jingjin Equipment, Inc., Class A	20,420	43,780
	Jinhong Gas Co. Ltd., Class A	16,136	45,993
*	Jinke Smart Services Group Co. Ltd., Class H	66,000	58,351
#	JinkoSolar Holding Co. Ltd., ADR	18,413	462,350
	Jinlei Technology Co. Ltd., Class A	9,500	39,137
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	30,013
	Jinzai Food Group Co. Ltd., Class A	13,000	21,867
Ω	Jiumaojiu International Holdings Ltd.	636,000	144,849
	Jiuzhitang Co. Ltd., Class A	10,500	14,769
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	49,088
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,400	48,366
	JNBY Design Ltd.	94,000	218,037
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	79,320
	Joinn Laboratories China Co. Ltd., Class A	11,708	60,777
Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	81,194
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	32,689
	Jointown Pharmaceutical Group Co. Ltd., Class A	71,161	51,011
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	24,273
	Jones Tech PLC, Class A	7,000	45,371
		Shares	Value»
CHINA — (Continued)
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	$25,615
*	Joy City Property Ltd.	2,264,000	171,916
	Joyoung Co. Ltd., Class A	28,300	38,274
	JS Corrugating Machinery Co. Ltd., Class A	12,700	22,331
*Ω	JS Global Lifestyle Co. Ltd.	425,500	97,497
	JSTI Group, Class A	40,700	48,178
*	Ju Teng International Holdings Ltd.	412,000	95,963
	Juewei Food Co. Ltd., Class A	14,900	28,604
	Juneyao Airlines Co. Ltd., Class A	42,100	76,690
	Jutal Offshore Oil Services Ltd.	338,000	24,796
	Jutze Intelligent Technology Co. Ltd., Class A	9,000	26,532
*Ω	JW Cayman Therapeutics Co. Ltd.	61,500	27,605
	Kaishan Group Co. Ltd., Class A	24,500	55,229
	Kangji Medical Holdings Ltd.	145,000	167,920
*	KBC Corp. Ltd., Class A	4,429	19,622
	Keboda Technology Co. Ltd., Class A	4,100	44,706
	Keda Industrial Group Co. Ltd., Class A	26,600	49,010
	KEDE Numerical Control Co. Ltd., Class A	2,610	23,467
*	Keep, Inc.	25,100	15,001
	Kehua Data Co. Ltd., Class A	4,700	36,115
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	28,394
	Kidswant Children Products Co. Ltd., Class A	33,100	50,153
	Kingboard Holdings Ltd.	330,900	1,185,558
#	Kingboard Laminates Holdings Ltd.	474,473	794,370

122

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	KingClean Electric Co. Ltd., Class A	13,020	$46,892
*	Kingdee International Software Group Co. Ltd.	226,000	426,382
	Kingfa Sci & Tech Co. Ltd., Class A	24,100	68,523
	Kingnet Network Co. Ltd., Class A	24,300	81,341
	Kingsoft Corp. Ltd.	270,600	1,179,582
*Ω	Kintor Pharmaceutical Ltd.	64,500	15,563
	Konfoong Materials International Co. Ltd., Class A	3,300	43,595
	KPC Pharmaceuticals, Inc., Class A	13,400	25,634
Ω	Kuaishou Technology	546,800	5,076,674
	Kuangda Technology Group Co. Ltd., Class A	42,700	37,220
	Kunlun Energy Co. Ltd.	1,872,000	1,720,715
*	Kunlun Tech Co. Ltd., Class A	3,300	21,383
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	26,966
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	58,588
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,100	29,357
	Lakala Payment Co. Ltd., Class A	9,600	32,471
	Lancy Co. Ltd., Class A	6,700	18,543
	Landai Technology Group Corp. Ltd., Class A	14,000	27,132
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	22,527
	Lao Feng Xiang Co. Ltd., Class A	6,600	44,726
	Laobaixing Pharmacy Chain JSC, Class A	24,715	57,659
	Launch Tech Co. Ltd., Class H	62,500	70,698
	LB Group Co. Ltd., Class A	49,500	128,166
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	625,000	$220,909
	Lee's Pharmaceutical Holdings Ltd.	163,500	40,172
*Ω	Legend Holdings Corp., Class H	333,000	430,419
	Lenovo Group Ltd.	2,844,000	4,148,964
	Lens Technology Co. Ltd., Class A	58,900	243,469
	Leoch International Technology Ltd.	111,000	20,428
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,607	39,762
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	16,800	43,351
	Levima Advanced Materials Corp., Class A	14,200	39,926
	LexinFintech Holdings Ltd., ADR	49,042	236,382
	Leyard Optoelectronic Co. Ltd., Class A	46,400	44,850
*	Li Auto, Inc. (2015 HK), Class A	212,200	2,202,014
	Li Ning Co. Ltd.	1,111,500	2,416,641
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	70,678
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	28,867
	Liaoning Cheng Da Co. Ltd., Class A	21,500	38,540
	Liaoning Energy Industry Co. Ltd., Class A	22,500	12,932
#	Liaoning Port Co. Ltd., Class H	580,000	67,888
	Lier Chemical Co. Ltd., Class A	31,692	56,520
#*	Lifetech Scientific Corp.	1,124,000	291,008
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,190
*	Linewell Software Co. Ltd., Class A	19,200	32,855
	Lingbao Gold Group Co. Ltd., Class H	174,000	364,236

123

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lingyi iTech Guangdong Co., Class A	80,700	$177,222
Ω	Linklogis, Inc., Class B	330,000	135,678
*	Liuzhou Iron & Steel Co. Ltd., Class A	47,440	36,030
	Livzon Pharmaceutical Group, Inc., Class H	77,771	312,778
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	15,800	54,287
#	LK Technology Holdings Ltd.	292,000	138,579
	Loncin Motor Co. Ltd., Class A	26,100	49,966
#Ω	Longfor Group Holdings Ltd.	785,683	970,501
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	24,016
*	LONGi Green Energy Technology Co. Ltd., Class A	24,100	71,493
	Lonking Holdings Ltd.	1,008,000	401,798
	Lontium Semiconductor Corp., Class A	2,308	22,807
*	Lotus Holdings Co. Ltd.	46,100	37,144
	Lucky Harvest Co. Ltd., Class A	4,810	27,258
	Luenmei Quantum Co. Ltd., Class A	37,000	45,797
	Luoniushan Co. Ltd., Class A	54,300	56,012
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	63,913
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	43,432
	Luxi Chemical Group Co. Ltd., Class A	48,300	91,524
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	38,245
	Luxshare Precision Industry Co. Ltd., Class A	76,318	676,137
	Luyang Energy-Saving Materials Co. Ltd.	18,900	31,516
		Shares	Value»
CHINA — (Continued)
	Lygend Resources & Technology Co. Ltd.-H, Class H	31,800	$97,216
*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	228,475
	Maccura Biotechnology Co. Ltd., Class A	28,400	46,703
*	Malion New Materials Co. Ltd., Class A	19,200	29,759
	Mango Excellent Media Co. Ltd., Class A	36,000	149,113
#Ω	Maoyan Entertainment	203,918	174,403
*	Marssenger Kitchenware Co. Ltd., Class A	12,300	21,677
	Maxscend Microelectronics Co. Ltd., Class A	2,100	22,036
	Maxvision Technology Corp., Class A	7,500	31,111
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	32,524
#Ω	Medlive Technology Co. Ltd.	73,000	98,966
*††	Mega Genomics Ltd.	14,800	10,285
	Mehow Innovative Ltd., Class A	13,280	43,819
	MeiG Smart Technology Co. Ltd., Class A	3,900	24,951
	Meihua Holdings Group Co. Ltd., Class A	37,900	59,503
Ω	Meitu, Inc.	332,000	368,717
*Ω	Meituan, Class B	962,460	12,668,623
	Mesnac Co. Ltd., Class A	19,200	23,293
	Metallurgical Corp. of China Ltd., Class H	588,000	179,179
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	25,069
*Ω	Microport Cardioflow Medtech Corp.	358,000	55,010
#	MicroPort NeuroScientific Corp.	82,797	125,785

124

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CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Microport Scientific Corp.	146,800	$229,100
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	28,852
	Midea Group Co. Ltd., Class A	57,200	614,436
Ω	Midea Real Estate Holding Ltd.	173,600	106,583
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	61,021
*	Min Xin Holdings Ltd.	66,000	28,202
	Ming Yang Smart Energy Group Ltd., Class A	30,678	65,301
	Ming Yuan Cloud Group Holdings Ltd.	344,000	146,108
*	Mingfa Group International Co. Ltd.	374,000	5,867
	MINISO Group Holding Ltd.	147,600	789,170
	Minmetals Capital Co. Ltd., Class A	51,300	42,707
*	Minmetals Development Co. Ltd., Class A	31,100	39,988
*	Minmetals Land Ltd.	687,644	83,392
	Minth Group Ltd.	446,000	1,979,044
*	Miracle Automation Engineering Co. Ltd., Class A	12,400	31,470
	Miracll Chemicals Co. Ltd., Class A	10,100	22,445
	MLS Co. Ltd., Class A	47,400	58,099
*	MMG Ltd.	2,987,599	2,651,352
*Ω	Mobvista, Inc.	214,000	491,157
*	MOG Digitech Holdings Ltd.	236,000	12,006
	Montage Technology Co. Ltd., Class A	3,845	73,697
	Moon Environment Technology Co. Ltd., Class A	30,680	61,289
#	Morimatsu International Holdings Co. Ltd.	187,000	239,405
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	14,578
		Shares	Value»
CHINA — (Continued)
*	Mount Everest Gold Group Co. Ltd.	84,000	$19,871
	Muyuan Foods Co. Ltd., Class A	96,554	683,314
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	0
	MYS Group Co. Ltd., Class A	75,800	46,060
	Nancal Technology Co. Ltd., Class A	7,300	48,035
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	29,010
	Nanhua Futures Co. Ltd., Class A	10,800	31,670
	NanJi E-Commerce Co. Ltd., Class A	38,986	19,369
	Nanjing Cosmos Chemical Co. Ltd., Class A	15,820	30,574
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	44,677
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	162,689
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,891	46,450
	Nanjing Pharmaceutical Co. Ltd., Class A	52,400	37,263
	Nanjing Securities Co. Ltd., Class A	16,000	19,053
*	Nanjing Tanker Corp., Class A	134,800	61,916
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	47,258
	Nantong Jianghai Capacitor Co. Ltd., Class A	13,300	53,386
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	62,530
	NARI Technology Co. Ltd., Class A	78,868	268,730
*	National Silicon Industry Group Co. Ltd., Class A	10,831	34,809

125

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NAURA Technology Group Co. Ltd., Class A	4,190	$239,729
*	NavInfo Co. Ltd., Class A	23,700	29,977
*	Nayuki Holdings Ltd.	51,000	7,680
	NBTM New Materials Group Co. Ltd., Class A	10,100	42,700
	NetDragon Websoft Holdings Ltd.	159,000	248,393
*Ω	NetEase Cloud Music, Inc.	12,700	394,349
	NetEase, Inc. (9999 HK)	153,100	4,296,097
	NetEase, Inc. (NTES US), ADR	23,712	3,322,051
	Neusoft Corp., Class A	19,000	28,104
	Neutech Group Ltd.	143,200	46,965
	New China Life Insurance Co. Ltd., Class H	305,800	1,932,536
	New Guomai Digital Culture Co. Ltd., Class A	21,700	42,503
	New Hope Dairy Co. Ltd., Class A	12,400	30,329
	New Hope Liuhe Co. Ltd., Class A	63,000	86,174
	New Trend International Logis-Tech Co. Ltd., Class A	13,200	23,541
	Neway Valve Suzhou Co. Ltd., Class A	8,900	65,679
*	Newborn Town, Inc.	140,000	190,323
	Newland Digital Technology Co. Ltd., Class A	12,400	48,023
	Nexteer Automotive Group Ltd.	504,000	436,893
*	Nine Dragons Paper Holdings Ltd.	775,000	555,117
*	Ninestar Corp., Class A	15,091	46,016
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	19,921
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	57,775
		Shares	Value»
CHINA — (Continued)
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	$33,650
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	32,016
	Ningbo Huaxiang Electronic Co. Ltd., Class A	20,200	94,180
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	43,545
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	68,784
	Ningbo Joyson Electronic Corp., Class A	35,893	160,909
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	4,500	32,306
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,300	55,509
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	33,415
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,396	40,805
*	Ningbo Shanshan Co. Ltd., Class A	15,400	29,761
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	19,110
	Ningbo Tuopu Group Co. Ltd., Class A	11,525	120,230
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	41,084
	Ningbo Yongxin Optics Co. Ltd., Class A	1,900	27,367
	Ningbo Yunsheng Co. Ltd., Class A	20,600	41,319
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	33,522
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	8,500	37,087

126

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	$29,502
*	NIO, Inc., Class A	246,950	1,785,578
#*	Niu Technologies, Sponsored ADR	13,696	57,523
	NKY Medical Holdings Ltd., Class A	16,300	38,014
	Noah Holdings Ltd., Sponsored ADR	14,545	164,213
Ω	Nongfu Spring Co. Ltd., Class H	344,000	2,286,757
	Norinco International Cooperation Ltd., Class A	37,780	59,373
	North Chemical Industries Co. Ltd., Class A	16,400	46,400
	North China Pharmaceutical Co. Ltd., Class A	62,800	52,988
	North Copper Co. Ltd., Class A	28,000	61,891
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	44,074
	Northeast Securities Co. Ltd., Class A	32,000	40,866
#*	NovaBridge Biosciences, Sponsored ADR	18,909	93,600
	Novoray Corp., Class A	4,538	40,574
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	21,793
*	Nuode New Materials Co. Ltd., Class A	32,300	32,154
	NYOCOR Co. Ltd., Class A	29,300	22,981
#*Ω	Ocumension Therapeutics	73,500	78,752
*	Offcn Education Technology Co. Ltd., Class A	141,700	54,183
	Offshore Oil Engineering Co. Ltd., Class A	103,100	78,949
*	OFILM Group Co. Ltd., Class A	42,100	73,040
	Olympic Circuit Technology Co. Ltd., Class A	8,700	50,902
		Shares	Value»
CHINA — (Continued)
	OmniVision Integrated Circuits Group, Inc.	5,085	$93,428
	Onewo, Inc., Class H	66,400	190,770
	Oppein Home Group, Inc., Class A	9,163	68,918
	Opple Lighting Co. Ltd., Class A	13,901	33,993
	OPT Machine Vision Tech Co. Ltd., Class A	1,788	32,003
	ORG Technology Co. Ltd., Class A	109,700	92,830
	Orient International Enterprise Ltd., Class A	19,500	22,920
	Orient Overseas International Ltd.	43,500	752,808
Ω	Orient Securities Co. Ltd., Class H	178,800	166,603
*	Oriental Energy Co. Ltd., Class A	42,700	49,369
	Oriental Pearl Group Co. Ltd., Class A	33,900	46,279
#*	OSL Group Ltd.	42,000	95,068
*	Ourpalm Co. Ltd., Class A	37,400	27,339
	Ovctek China, Inc., Class A	10,545	24,702
*	Pacific Securities Co. Ltd., Class A	34,600	21,887
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,480	27,631
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	43,793
*	PCI Technology Group Co. Ltd., Class A	42,380	40,897
*	PDD Holdings, Inc., ADR	119,904	16,171,452
*Ω	Peijia Medical Ltd.	129,000	99,865
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	0
*	Pengxin International Mining Co. Ltd., Class A	43,700	50,319
	People.cn Co. Ltd., Class A	12,400	35,208
	People's Insurance Co. Group of China Ltd. , Class H	1,812,000	1,627,375

127

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Perfect World Co. Ltd., Class A	10,200	$24,571
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	33,631
*	Phenix Optical Co. Ltd., Class A	7,000	21,439
	PhiChem Corp., Class A	15,000	49,454
	PICC Property & Casualty Co. Ltd., Class H	1,147,582	2,711,190
	Ping An Bank Co. Ltd., Class A	288,500	459,084
#Ω	Ping An Healthcare & Technology Co. Ltd.	648,309	1,146,945
	Ping An Insurance Group Co. of China Ltd., Class H	1,412,500	10,204,368
	PNC Process Systems Co. Ltd., Class A	8,820	38,528
	POCO Holding Co. Ltd., Class A	3,660	40,217
*	Polaris Bay Group Co. Ltd., Class A	39,700	41,080
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	89,313
#	Poly Property Group Co. Ltd.	889,860	211,690
	Poly Property Services Co. Ltd., Class H	74,400	320,962
*	Pony Testing International Group Co. Ltd., Class A	17,770	20,699
Ω	Pop Mart International Group Ltd.	119,600	3,402,037
*	Porton Pharma Solutions Ltd., Class A	11,300	42,314
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,776,000	1,251,388
	Pou Sheng International Holdings Ltd.	1,282,687	78,383
	Power Construction Corp. of China Ltd., Class A	246,300	195,253
		Shares	Value»
CHINA — (Continued)
*	Powerwin Tech Group Ltd.	68,000	$9,720
	Prinx Chengshan Holdings Ltd.	89,500	81,775
*	Productive Technologies Co. Ltd.	824,000	21,977
	Pulike Biological Engineering, Inc., Class A	10,800	21,216
	PW Medtech Group Ltd.	317,000	61,217
	Pylon Technologies Co. Ltd., Class A	4,094	38,175
	Q Technology Group Co. Ltd.	195,000	350,669
	Qfin Holdings, Inc., ADR	69,810	1,685,911
*	Qi An Xin Technology Group, Inc., Class A	6,011	32,989
	Qianhe Condiment & Food Co. Ltd., Class A	34,252	44,639
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	37,623
	Qingdao Citymedia Co. Ltd., Class A	19,400	18,515
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	112,927
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	25,708
	Qingdao Gaoce Technology Co. Ltd., Class A	32,967	53,040
	Qingdao Gon Technology Co. Ltd., Class A	11,600	83,608
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	49,105
	Qingdao Hanhe Cable Co. Ltd., Class A	74,800	39,433
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	27,407

128

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,400	$30,334
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	23,824
Ω	Qingdao Port International Co. Ltd., Class H	263,000	240,421
	Qingdao Rural Commercial Bank Corp., Class A	54,800	24,810
	Qingdao Sentury Tire Co. Ltd., Class A	25,320	69,177
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	67,322
*	Qingdao Topscomm Communication, Inc., Class A	2,000	1,994
*	Qinghai Salt Lake Industry Co. Ltd., Class A	66,100	230,263
*	Qingling Motors Co. Ltd., Class H	384,000	36,502
*	Qudian, Inc., Sponsored ADR	55,937	267,379
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	21,637
	Quectel Wireless Solutions Co. Ltd., Class A	2,760	36,746
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	36,162
#*	Radiance Holdings Group Co. Ltd.	320,000	96,957
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	36,894
	Range Intelligent Computing Technology Group Co. Ltd., Class A	8,200	58,200
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	27,189
	Raytron Technology Co. Ltd., Class A	3,918	45,751
		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	$19,380
	Red Avenue New Materials Group Co. Ltd., Class A	4,700	27,243
*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	49,098
	Renhe Pharmacy Co. Ltd., Class A	57,900	50,546
#*	REPT BATTERO Energy Co. Ltd., Class H	22,800	40,913
	Rianlon Corp., Class A	10,100	56,863
*	Risen Energy Co. Ltd., Class A	29,000	43,870
	Riyue Heavy Industry Co. Ltd., Class A	21,900	44,751
	Rizhao Port Co. Ltd., Class A	76,200	34,064
	RoboTechnik Intelligent Technology Co. Ltd., Class A	800	25,161
	Rockchip Electronics Co. Ltd., Class A	1,700	43,370
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	42,439
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	169,463
*	Roshow Technology Co. Ltd., Class A	32,700	40,798
	Ruida Futures Co. Ltd., Class A	13,500	44,834
	Runjian Co. Ltd., Class A	3,100	19,173
*	Sai Micro Electronics, Inc., Class A	11,000	37,854
	SAIC Motor Corp. Ltd., Class A	63,100	147,634
	Sailun Group Co. Ltd., Class A	60,200	129,865
	Sanan Optoelectronics Co. Ltd., Class A	39,800	77,664
	Sanjiang Shopping Club Co. Ltd., Class A	14,000	27,255

129

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	34,104	$53,519
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	71,282
	Sansure Biotech, Inc., Class A	12,674	39,256
*	Sanwei Holding Group Co. Ltd., Class A	22,300	36,331
	Sany Heavy Equipment International Holdings Co. Ltd.	643,000	607,018
	Sany Heavy Industry Co. Ltd., Class A	48,000	149,370
	Satellite Chemical Co. Ltd., Class A	71,257	179,464
	SDIC Capital Co. Ltd., Class A	29,600	32,630
	Sealand Securities Co. Ltd., Class A	74,500	47,856
*	Seazen Group Ltd.	1,183,333	333,383
*	Seazen Holdings Co. Ltd., Class A	31,300	62,487
*††	S-Enjoy Service Group Co. Ltd.	173,000	23,377
	Seres Group Co. Ltd., Class A	10,900	238,033
	SF Holding Co. Ltd., Class A	89,267	506,024
	SG Micro Corp., Class A	2,210	22,877
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	41,800	23,151
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	54,800	29,188
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	33,627
*	Shandong BoAn Biotechnology Co. Ltd., Class H	9,800	13,223
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	25,541
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	35,863
		Shares	Value»
CHINA — (Continued)
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	$60,267
	Shandong Denghai Seeds Co. Ltd., Class A	16,200	21,438
	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	48,685
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	549,168
*	Shandong Haihua Co. Ltd., Class A	24,500	19,182
	Shandong Head Group Co. Ltd., Class A	11,700	21,429
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	9,400	88,437
	Shandong Hi-speed Co. Ltd., Class A	18,900	24,788
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	35,907
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	25,645
	Shandong Humon Smelting Co. Ltd., Class A	31,800	59,019
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	29,884
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	30,935
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	37,857
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	72,017
	Shandong Lukang Pharma, Class A	31,100	43,813

130

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	$116,166
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	48,205
	Shandong Publishing & Media Co. Ltd., Class A	37,500	44,060
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	141,061
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	92,640
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,306,000	914,185
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	50,892
	Shandong Xiantan Co. Ltd., Class A	25,500	22,581
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	40,600	51,303
	Shanghai Acrel Co. Ltd., Class A	6,400	22,695
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	39,780
*	Shanghai AJ Group Co. Ltd., Class A	81,581	64,470
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	79,835
	Shanghai AtHub Co. Ltd., Class A	12,412	58,012
	Shanghai Bailian Group Co. Ltd., Class A	48,500	61,568
	Shanghai Baolong Automotive Corp., Class A	9,800	51,917
	Shanghai Baosight Software Co. Ltd., Class A	15,785	51,031
		Shares	Value»
CHINA — (Continued)
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	$37,366
	Shanghai Belling Co. Ltd., Class A	3,800	18,266
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,149	22,113
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	26,699
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	18,100	199,608
	Shanghai Chinafortune Co. Ltd., Class A	14,500	34,038
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	16,893
	Shanghai Construction Group Co. Ltd., Class A	178,800	70,862
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	54,949	58,951
	Shanghai Datun Energy Resources Co. Ltd., Class A	22,700	44,058
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	55,554
*	Shanghai Electric Group Co. Ltd., Class H	384,000	223,904
	Shanghai Environment Group Co. Ltd., Class A	34,392	40,133
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	17,528
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,000	217,572
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	34,049

131

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	$22,504
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	31,522
	Shanghai Gench Education Group Ltd.	34,500	11,889
	Shanghai Gentech Co. Ltd., Class A	6,564	30,307
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	11,900	40,927
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	48,188
	Shanghai Huace Navigation Technology Ltd., Class A	9,100	41,021
	Shanghai Huafon Aluminium Corp., Class A	17,700	43,716
	Shanghai Industrial Holdings Ltd.	228,000	400,233
*	Shanghai Industrial Urban Development Group Ltd.	918,400	40,185
*	Shanghai INT Medical Instruments Co. Ltd., Class H	24,000	96,564
	Shanghai International Airport Co. Ltd., Class A	8,800	39,940
	Shanghai Jahwa United Co. Ltd., Class A	9,000	31,727
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	72,457
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	22,923
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	27,928
		Shares	Value»
CHINA — (Continued)
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	$21,765
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	58,411
	Shanghai Lingang Holdings Corp. Ltd., Class A	39,000	61,932
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	17,800	21,417
	Shanghai M&G Stationery, Inc., Class A	12,600	49,583
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	33,529
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,473	21,086
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	36,325
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	12,756
	Shanghai Pioneer Holding Ltd.	119,000	31,970
	Shanghai Pret Composites Co. Ltd., Class A	18,500	34,998
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	50,473
	Shanghai Pudong Development Bank Co. Ltd., Class A	236,200	381,886
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	90,611
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	42,447
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	36,676

132

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	$27,221
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	141,638
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	39,603
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	70,440
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	31,089
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	35,581
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	60,329
	Shanghai Vital Microtech Co. Ltd.	13,600	35,507
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,800	31,977
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	37,204
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	47,359
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,000	37,594
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	44,800	29,789
	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	70,353
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	70,387
	Shanjin International Gold Co. Ltd., Class A	41,780	127,709
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	2,100	$39,065
	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	22,577
	Shantui Construction Machinery Co. Ltd., Class A	39,300	63,933
*	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	32,425
	Shanxi Hi-speed Group Co. Ltd., Class A	37,800	27,541
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	71,000	28,666
	Shanxi Securities Co. Ltd., Class A	35,100	31,590
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	49,417
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	29,067
	Sharetronic Data Technology Co. Ltd., Class A	3,780	86,204
	Shengda Resources Co. Ltd., Class A	17,600	58,145
	Shengyi Technology Co. Ltd., Class A	12,600	113,608
	Shenma Industry Co. Ltd., Class A	12,700	17,736
	Shennan Circuits Co. Ltd., Class A	4,540	136,668
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	304,000	133,762
*	Shenyang Jinbei Automotive Co. Ltd., Class A	33,900	22,185
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,841	43,267
	Shenzhen Agricultural Power Group Co. Ltd., Class A	38,700	46,486
	Shenzhen Airport Co. Ltd., Class A	58,200	59,091

133

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	19,300	$33,648
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	46,357
	Shenzhen Bingchuan Network Co. Ltd., Class A	2,100	11,109
	Shenzhen BSC Technology Co. Ltd., Class A	7,900	40,679
	Shenzhen Capchem Technology Co. Ltd., Class A	6,980	52,085
	Shenzhen Center Power Tech Co. Ltd., Class A	11,800	38,006
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	28,373
	Shenzhen Changhong Technology Co. Ltd., Class A	11,800	22,760
	Shenzhen Click Technology Co. Ltd., Class A	13,300	35,210
*	Shenzhen Clou Electronics Co. Ltd., Class A	20,200	24,845
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	56,994
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	37,531
	Shenzhen Desay Battery Technology Co., Class A	9,392	37,102
*	Shenzhen Dynanonic Co. Ltd., Class A	10,274	66,343
	Shenzhen Envicool Technology Co. Ltd., Class A	5,923	58,361
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	13,980	74,702
	Shenzhen Expressway Corp. Ltd., Class H	216,000	201,961
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	$36,611
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	34,484
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	41,000
	Shenzhen Gas Corp. Ltd., Class A	60,600	57,243
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	40,117
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	30,050
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	4,400	31,778
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	58,786
	Shenzhen Honor Electronic Co. Ltd., Class A	1,700	46,504
	Shenzhen Hopewind Electric Co. Ltd., Class A	7,500	31,809
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	80,606
#	Shenzhen International Holdings Ltd.	647,698	671,396
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	22,609
#*	Shenzhen Investment Ltd.	1,088,668	117,666
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	32,667
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	20,260

134

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	$61,544
	Shenzhen Kaifa Technology Co. Ltd., Class A	15,400	59,112
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	37,386
	Shenzhen Kedali Industry Co. Ltd., Class A	3,600	91,174
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	82,329
	Shenzhen Kinwong Electronic Co. Ltd., Class A	11,100	113,172
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	5,200	31,462
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	37,811
	Shenzhen Leaguer Co. Ltd., Class A	46,673	60,523
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	18,615
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	60,949
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	34,609
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,800	356,751
	Shenzhen MTC Co. Ltd., Class A	106,018	91,667
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	18,607
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,700	74,613
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	$28,699
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	62,392
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	42,826
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	192,500	50,542
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	27,872
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,787	31,733
	Shenzhen SC New Energy Technology Corp., Class A	9,100	120,830
	Shenzhen SED Industry Co. Ltd., Class A	14,200	41,388
	Shenzhen SEG Co. Ltd., Class A	21,500	29,960
	Shenzhen Senior Technology Material Co. Ltd., Class A	30,143	60,330
	Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	49,390
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	74,661
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	16,761
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	86,918
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	53,373
	Shenzhen Topband Co. Ltd., Class A	22,700	44,010
	Shenzhen Topraysolar Co. Ltd., Class A	44,000	22,574

135

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	$24,343
	Shenzhen Transsion Holdings Co. Ltd., Class A	11,212	120,187
	Shenzhen United Winners Laser Co. Ltd., Class A	9,775	35,820
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	39,254
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,900	46,249
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	25,008
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	100,590
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	23,200	37,246
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,647	75,392
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	108,526
	Shenzhou International Group Holdings Ltd.	259,100	2,236,502
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,200	47,338
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,613	29,198
	Shinva Medical Instrument Co. Ltd., Class A	27,690	60,474
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	721
		Shares	Value»
CHINA — (Continued)
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	$35,771
	Shui On Land Ltd.	1,869,521	170,577
	Sichuan Changhong Electric Co. Ltd., Class A	30,800	44,139
*	Sichuan Chengfei Integration Technology Corp., Class A	16,200	96,489
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	55,668
	Sichuan Development Lomon Co. Ltd., Class A	20,000	31,391
	Sichuan EM Technology Co. Ltd., Class A	19,400	54,356
	Sichuan Expressway Co. Ltd., Class H	230,000	151,352
	Sichuan Furong Technology Co. Ltd., Class A	16,545	21,397
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	56,189
	Sichuan Hebang Biotechnology Co. Ltd., Class A	196,200	60,100
	Sichuan Injet Electric Co. Ltd., Class A	5,000	37,143
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	21,961
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,800	72,795
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	600	34,491
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	45,106
	Sichuan New Energy Power Co. Ltd., Class A	29,600	51,165
	Sichuan Road & Bridge Group Co. Ltd., Class A	92,580	123,385

136

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	$43,557
	Sichuan Yahua Industrial Group Co. Ltd., Class A	25,100	71,708
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,210,000	230,632
*	SIM Technology Group Ltd.	348,000	16,532
Ω	Simcere Pharmaceutical Group Ltd.	166,000	264,395
	Sineng Electric Co. Ltd., Class A	15,020	68,009
	Sino Biopharmaceutical Ltd.	1,307,000	1,190,588
	Sinocare, Inc., Class A	15,800	42,064
*	Sinochem International Corp., Class A	81,480	47,875
	Sinofert Holdings Ltd.	1,130,000	220,966
	Sinofibers Technology Co. Ltd., Class A	5,700	25,791
	Sinolink Securities Co. Ltd., Class A	34,200	47,487
	Sinoma International Engineering Co., Class A	68,000	91,046
	Sinoma Science & Technology Co. Ltd., Class A	17,714	86,270
	Sinomach Automobile Co. Ltd., Class A	42,800	37,519
	Sinomach Precision Industry Group Co. Ltd., Class A	5,500	22,141
	Sinomine Resource Group Co. Ltd., Class A	7,414	58,675
#	Sinopec Kantons Holdings Ltd.	510,000	263,804
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,484,000	253,995
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	8,321	45,452
		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co. Ltd., Class H	621,600	$1,549,379
	Sino-Platinum Metals Co. Ltd., Class A	16,078	37,574
	Sinoseal Holding Co. Ltd., Class A	7,200	35,223
	Sinosoft Co. Ltd., Class A	7,820	23,327
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	66,757
	Sinosteel New Materials Co. Ltd., Class A	22,500	34,643
	Sinotrans Ltd., Class H	1,031,000	700,782
	Sinotruk Hong Kong Ltd.	295,500	987,217
	Sinotruk Jinan Truck Co. Ltd., Class A	15,086	38,490
	Skshu Paint Co. Ltd., Class A	8,372	51,905
	Skyworth Digital Co. Ltd., Class A	21,800	41,657
*	Skyworth Group Ltd.	130,000	65,881
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	31,732
*	SOHO China Ltd.	1,086,412	77,010
	Soho Holly Futures Co. Ltd., Class H	40,000	19,787
	Sokan New Materials Group Co. Ltd., Class A	4,228	19,623
	Solareast Holdings Co. Ltd., Class A	12,400	17,621
	Songcheng Performance Development Co. Ltd., Class A	15,500	17,503
	Sonoscape Medical Corp., Class A	5,730	23,103
	SooChow Securities Co. Ltd., Class A	42,710	57,610
	Southern Publishing & Media Co. Ltd., Class A	28,700	57,064
	Southwest Securities Co. Ltd., Class A	83,700	55,760
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	12,000	22,536

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Spring Airlines Co. Ltd., Class A	11,700	$88,132
#	SSY Group Ltd.	777,719	310,459
	Stanley Agricultural Group Co. Ltd., Class A	21,300	29,186
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	68,187
	StarPower Semiconductor Ltd., Class A	1,920	28,252
	State Grid Information & Communication Co. Ltd., Class A	13,100	33,944
	State Grid Yingda Co. Ltd., Class A	33,900	30,752
	STO Express Co. Ltd., Class A	39,700	86,414
	Sumavision Technologies Co. Ltd., Class A	57,800	45,892
	Sumec Corp. Ltd., Class A	32,900	52,301
	Sun Art Retail Group Ltd.	988,500	240,213
	Sun King Technology Group Ltd.	470,000	122,250
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	55,679
	Sungrow Power Supply Co. Ltd., Class A	22,040	588,039
	Suning Universal Co. Ltd., Class A	121,700	43,614
	Sunny Optical Technology Group Co. Ltd.	193,600	1,870,892
	Sunresin New Materials Co. Ltd., Class A	8,480	66,202
	Sunrise Group Co. Ltd., Class A	48,300	39,246
*	Sunshine Lake Pharma Co. Ltd.	47,187	278,122
	Sunstone Development Co. Ltd., Class A	11,200	38,767
	Suntak Technology Co. Ltd., Class A	22,600	45,244
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	$62,010
	Sunwoda Electronic Co. Ltd., Class A	7,300	36,799
	Suofeiya Home Collection Co. Ltd., Class A	20,320	37,169
	SUPCON Technology Co. Ltd., Class A	4,509	33,160
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	44,411
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,800	113,593
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	44,991
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	23,179
	Suzhou Maxwell Technologies Co. Ltd., Class A	5,300	78,411
	Suzhou Secote Precision Electronic Co. Ltd., Class A	9,520	64,171
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	19,260
	Suzhou Sushi Testing Group Co. Ltd., Class A	18,000	39,623
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,778	171,529
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	34,134
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	39,468
*	SVG Optronics Co. Ltd., Class A	7,800	39,677
	SY Holdings Group Ltd.	135,000	196,102
	Symphony Holdings Ltd.	690,000	133,369

138

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	SYoung Group Co. Ltd., Class A	10,400	$29,872
	Taiji Computer Corp. Ltd., Class A	12,479	47,139
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	31,385
*	Tangrenshen Group Co. Ltd., Class A	58,137	38,997
	TangShan Port Group Co. Ltd., Class A	111,730	62,387
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	54,961
	Tansun Technology Co. Ltd., Class A	11,500	35,797
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	37,570
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	38,665
	TCL Electronics Holdings Ltd.	443,666	526,772
	TCL Technology Group Corp., Class A	276,460	167,625
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	46,387
	TDG Holdings Co. Ltd., Class A	56,500	81,615
*††	Tech-Pro, Inc.	1,644,000	0
	Ten Pao Group Holdings Ltd.	172,000	50,226
	Tencent Holdings Ltd.	647,700	52,611,180
	Tencent Music Entertainment Group, ADR	82,600	1,843,632
	Tenfu Cayman Holdings Co. Ltd.	66,000	25,149
	Three Squirrels, Inc., Class A	10,000	33,141
	Three's Co. Media Group Co. Ltd., Class A	7,606	30,800
	Thunder Software Technology Co. Ltd., Class A	3,200	30,929
	Tian An China Investment Co. Ltd.	209,000	122,165
		Shares	Value»
CHINA — (Continued)
#	Tian Lun Gas Holdings Ltd.	80,000	$33,319
*††	Tian Shan Development Holding Ltd.	114,000	0
	Tiande Chemical Holdings Ltd.	252,000	46,479
*	Tianfeng Securities Co. Ltd., Class A	35,500	26,149
#	Tiangong International Co. Ltd.	692,000	262,063
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	22,598
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	71,342
	Tianjin Development Holdings Ltd.	144,000	48,177
	Tianjin Port Co. Ltd., Class A	70,200	47,455
	Tianjin Port Development Holdings Ltd.	936,000	85,690
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	56,067
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	79,200	47,269
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	45,719
*	Tianma Microelectronics Co. Ltd., Class A	52,549	71,765
	Tianneng Battery Group Co. Ltd., Class A	6,417	30,578
	Tianneng Power International Ltd.	396,000	438,997
*	Tianqi Lithium Corp., Class H	54,600	335,630
	Tianrun Industry Technology Co. Ltd., Class A	44,800	40,121
	Tianshan Aluminum Group Co. Ltd., Class A	94,287	177,074

139

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	36,502	$61,937
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	17,264
	Tibet Huayu Mining Co. Ltd., Class A	8,600	36,001
	Tibet Mineral Development Co. Ltd., Class A	8,200	30,331
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	61,942
	Time Interconnect Technology Ltd.	192,000	386,198
	Tinergy Chemical Co. Ltd., Class A	69,635	54,623
	Tingyi Cayman Islands Holding Corp.	658,000	902,795
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	45,761
	TK Group Holdings Ltd.	102,000	33,420
	TKD Science & Technology Co. Ltd., Class A	12,800	26,674
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	57,436
	Toly Bread Co. Ltd., Class A	55,220	42,310
	Tomson Group Ltd.	213,599	74,378
	Tongcheng Travel Holdings Ltd.	533,600	1,468,364
	Tongdao Liepin Group	108,200	44,330
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	27,520
	TongFu Microelectronics Co. Ltd., Class A	29,600	176,920
	Tongguan Gold Group Ltd.	370,000	128,820
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	39,186
		Shares	Value»
CHINA — (Continued)
	Tongkun Group Co. Ltd., Class A	33,200	$66,370
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	39,800	60,733
	Tongling Nonferrous Metals Group Co. Ltd., Class A	211,305	156,988
*	Tongwei Co. Ltd., Class A	13,979	48,679
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	27,538
	Topchoice Medical Corp., Class A	5,882	35,925
	Topsec Technologies Group, Inc., Class A	45,000	65,954
Ω	Topsports International Holdings Ltd.	1,283,000	508,485
	Toread Holdings Group Co. Ltd., Class A	17,300	22,755
#	Towngas Smart Energy Co. Ltd.	371,403	186,189
*	TPV Technology Co. Ltd., Class A	110,500	40,399
	Transfar Zhilian Co. Ltd., Class A	52,400	45,993
	TravelSky Technology Ltd., Class H	339,500	446,781
	Triangle Tyre Co. Ltd., Class A	19,700	40,944
*	Trigiant Group Ltd.	420,000	17,016
*	Trina Solar Co. Ltd., Class A	21,581	61,767
	Trip.com Group Ltd. (9961 HK)	22,350	1,572,801
	Trip.com Group Ltd. (TCOM US), ADR	34,794	2,458,196
#*	Triumph New Energy Co. Ltd., Class H	76,000	42,651
	Triumph Science & Technology Co. Ltd., Class A	29,900	51,565
*	Truking Technology Ltd., Class A	31,800	50,070
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	35,814
	TSP Wind Power Group Co. Ltd.	18,000	21,464
*Ω	Tuhu Car, Inc.	56,300	128,004

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CONTINUED
		Shares	Value»
CHINA — (Continued)
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	$1,109
	Tuniu Corp., Sponsored ADR	18,924	15,949
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	44,559
	Unilumin Group Co. Ltd., Class A	36,000	37,317
	Uni-President China Holdings Ltd.	626,966	678,780
	Unisplendour Corp. Ltd., Class A	15,440	58,791
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	25,427	86,058
††	Untrade.China Dili	968,585	15,431
*††	Untrade.Lumena Newmat	23,400	0
*	UTour Group Co. Ltd., Class A	25,700	25,343
	V V Food & Beverage Co. Ltd., Class A	49,900	25,085
	Valiant Co. Ltd., Class A	31,400	61,826
	Vatti Corp. Ltd., Class A	25,800	23,178
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	27,038
*	Venustech Group, Inc., Class A	9,600	21,148
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	308,508
	Vipshop Holdings Ltd., ADR	176,517	3,087,282
*	Visionox Technology, Inc., Class A	26,700	31,818
#*	Vnet Group, Inc., ADR	17,079	177,622
	Walvax Biotechnology Co. Ltd., Class A	11,400	19,598
*	Wanda Film Holding Co. Ltd., Class A	17,300	26,884
	Wangneng Environment Co. Ltd., Class A	18,508	44,472
	Wangsu Science & Technology Co. Ltd., Class A	20,400	33,191
		Shares	Value»
CHINA — (Continued)
	Wanguo Gold Group Ltd.	106,000	$417,289
	Wanhua Chemical Group Co. Ltd., Class A	58,180	512,108
	Want Want China Holdings Ltd.	1,813,000	1,171,609
	Wanxiang Qianchao Co. Ltd., Class A	44,420	78,441
	Warom Technology, Inc. Co., Class A	11,200	30,768
	Wasion Holdings Ltd.	260,000	418,328
	Wasu Media Holding Co. Ltd., Class A	30,400	33,718
	Weibo Corp. (9898 HK), Class A	3,880	42,425
#	Weibo Corp. (WB US), Sponsored ADR	27,414	298,264
	Weichai Power Co. Ltd., Class H	616,120	1,273,088
	Weifu High-Technology Group Co. Ltd., Class A	11,100	33,493
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	20,853
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	53,168
#	Weilong Delicious Global Holdings Ltd.	96,800	148,488
*Ω	Weimob, Inc.	182,000	53,265
	Wellhope Foods Co. Ltd., Class A	33,300	35,908
	Wencan Group Co. Ltd., Class A	12,000	36,466
	Wens Foodstuff Group Co. Ltd., Class A	111,200	283,844
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	38,902
	Western Metal Materials Co. Ltd., Class A	11,300	28,564
	Western Mining Co. Ltd., Class A	53,600	180,790
	Western Region Gold Co. Ltd., Class A	7,700	29,678
	Western Securities Co. Ltd., Class A	38,904	46,986

141

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	7,196	$79,080
#	Wharf Holdings Ltd.	371,000	976,048
	Willfar Information Technology Co. Ltd., Class A	4,075	21,139
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	33,751
	Windey Energy Technology Group Co. Ltd., Class A	18,310	47,012
*	Wingtech Technology Co. Ltd., Class A	10,000	63,200
	Winner Medical Co. Ltd., Class A	7,800	45,287
	Wolong Electric Group Co. Ltd., Class A	13,160	89,366
*	World Union Group, Inc., Class A	101,200	33,029
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	4,220	39,906
	Wuhan East Lake High Technology Group Co. Ltd., Class A	17,200	23,784
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	29,291
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	19,012
*	Wuhan P&S Information Technology Co. Ltd., Class A	16,700	26,280
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	35,434
	Wuhu Token Science Co. Ltd., Class A	50,978	44,468
	Wuling Motors Holdings Ltd.	280,000	18,377
	WUS Printed Circuit Kunshan Co. Ltd., Class A	18,430	183,245
	Wushang Group Co. Ltd., Class A	44,200	62,050
		Shares	Value»
CHINA — (Continued)
	Wuxi Autowell Technology Co. Ltd., Class A	9,933	$61,038
	Wuxi Best Precision Machinery Co. Ltd., Class A	10,370	38,417
	Wuxi Boton Technology Co. Ltd., Class A	11,900	38,967
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	37,964
	Wuxi DK Electronic Materials Co. Ltd., Class A	4,700	40,824
	Wuxi Longsheng Technology Co. Ltd., Class A	4,900	38,575
	Wuxi NCE Power Co. Ltd., Class A	7,000	36,955
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	25,526
	Wuxi Rural Commercial Bank Co. Ltd., Class A	32,200	27,476
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	55,815
*	WuXi XDC Cayman, Inc.	70,000	676,228
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	38,008
	XCMG Construction Machinery Co. Ltd., Class A	194,900	291,519
	XD, Inc.	57,600	499,571
	XGD, Inc., Class A	9,776	38,064
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	84,013
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	50,383
	Xiamen Bank Co. Ltd., Class A	80,900	80,176
	Xiamen C & D, Inc., Class A	34,200	48,999
	Xiamen Changelight Co. Ltd., Class A	29,200	49,052
	Xiamen Faratronic Co. Ltd., Class A	4,500	76,144

142

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	$21,080
	Xiamen International Airport Co. Ltd., Class A	8,094	19,267
	Xiamen Intretech, Inc., Class A	15,350	42,713
	Xiamen ITG Group Corp. Ltd., Class A	47,400	43,175
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	47,205
	Xiamen Kingdomway Group Co., Class A	22,700	64,412
	Xiamen Port Development Co. Ltd., Class A	11,300	16,612
	Xiamen Tungsten Co. Ltd., Class A	25,678	128,926
	Xiamen Xiangyu Co. Ltd., Class A	70,700	82,515
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	29,328
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	33,038
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	22,992
	Xi'an Triangle Defense Co. Ltd., Class A	12,200	44,000
	Xiandai Investment Co. Ltd., Class A	36,400	21,681
*	Xiangcai Co. Ltd., Class A	20,100	36,393
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	32,122
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,800	39,073
*Ω	Xiaomi Corp., Class B	772,400	4,285,206
	Xilinmen Furniture Co. Ltd., Class A	14,600	35,100
	Xinfengming Group Co. Ltd., Class A	44,200	98,798
	Xingfa Aluminium Holdings Ltd.	49,000	49,077
		Shares	Value»
CHINA — (Continued)
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	$213,421
	Xinhuanet Co. Ltd., Class A	14,820	41,657
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	70,197
	Xinjiang Joinworld Co. Ltd., Class A	28,500	32,478
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	70,348
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	41,749
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	57,824
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	47,286
#	Xinyi Energy Holdings Ltd.	1,018,194	166,245
#	Xinyi Solar Holdings Ltd.	2,327,095	1,072,318
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	46,304
*	Xinzhi Group Co. Ltd., Class A	12,600	50,709
	Xizang Zhufeng Resources Co. Ltd., Class A	12,700	25,469
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	36,020
*	XPeng, Inc., Class A	96,400	1,123,076
#	Xtep International Holdings Ltd.	804,108	582,267
	Xuji Electric Co. Ltd., Class A	14,300	53,173
*	Xunlei Ltd., ADR	27,744	247,199
*	XXF Group Holdings Ltd.	10,000	12,246
Ω	Yadea Group Holdings Ltd.	503,856	787,739
	Yangling Metron New Material, Inc., Class A	22,540	52,761

143

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	$309,322
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,800	66,645
	Yankershop Food Co. Ltd., Class A	4,760	49,116
	Yantai China Pet Foods Co. Ltd., Class A	5,300	42,604
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	30,064
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	27,401
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	125,084
	YanTai Shuangta Food Co. Ltd., Class A	29,400	23,156
*	Yatsen Holding Ltd., ADR	20,551	145,912
	YD Electronic Technology Co. Ltd., Class A	4,600	30,321
#*	Yeahka Ltd.	64,400	71,813
	Yealink Network Technology Corp. Ltd., Class A	15,179	76,777
	Yeebo International Holdings Ltd.	62,000	35,027
	YGSOFT, Inc., Class A	27,336	24,984
*	Yibin Tianyuan Group Co. Ltd., Class A	46,360	37,938
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	78,392
#	Yihai International Holding Ltd.	208,000	319,138
	Yinbang Clad Material Co. Ltd., Class A	21,200	30,506
	Yindu Kitchen Equipment Co. Ltd., Class A	9,135	23,382
	Yip's Chemical Holdings Ltd.	88,000	22,627
	Yiren Digital Ltd., Sponsored ADR	48,523	270,758
		Shares	Value»
CHINA — (Continued)
Ω	Yixin Group Ltd.	730,500	$212,927
	Yixintang Pharmaceutical Group Co. Ltd., Class A	31,600	59,557
	Yizumi Holdings Co. Ltd., Class A	15,900	56,496
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	87,802
	Yongjin Technology Group Co. Ltd.	13,700	35,300
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	91,267
	Yotrio Group Co. Ltd., Class A	68,400	37,105
*	Youcare Pharmaceutical Group Co. Ltd., Class A	6,828	20,794
*	Youdao, Inc., ADR	7,159	75,098
	Youngor Fashion Co. Ltd., Class A	41,200	43,441
	Youngy Co. Ltd., Class A	7,900	52,759
	YTO Express Group Co. Ltd., Class A	58,500	140,665
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	12,945
	Yuexiu Property Co. Ltd.	797,058	458,898
	Yuexiu Services Group Ltd.	185,000	60,452
	Yuexiu Transport Infrastructure Ltd.	250,752	137,043
	Yueyang Forest & Paper Co. Ltd., Class A	49,700	31,098
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	10,500	26,670
	Yum China Holdings, Inc. (9987 HK)	64,100	2,760,459
	Yum China Holdings, Inc. (YUMC US)	48,804	2,111,261
	YUNDA Holding Group Co. Ltd., Class A	65,792	67,371

144

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		Shares	Value»
CHINA — (Continued)
	Yunnan Baiyao Group Co. Ltd., Class A	12,398	$98,772
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	60,370
	Yunnan Copper Co. Ltd., Class A	47,700	121,010
	Yunnan Energy Investment Co. Ltd., Class A	24,500	41,848
*	Yunnan Energy New Material Co. Ltd., Class A	12,252	83,560
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	32,495
	Yunnan Tin Co. Ltd., Class A	38,200	127,302
	Yusys Technologies Co. Ltd., Class A	8,300	27,963
	Yutong Bus Co. Ltd., Class A	52,400	238,095
	Yutong Heavy Industries Co. Ltd., Class A	14,300	23,500
*	Z Fin Ltd.	63,720	48,356
#*	Zai Lab Ltd., ADR	8,700	227,331
*	Zai Lab Ltd.	27,700	72,280
	Zall Smart Commerce Group Ltd.	734,000	11,146
	Zangge Mining Co. Ltd., Class A	3,500	28,979
	ZBOM Home Collection Co. Ltd., Class A	14,742	19,278
	Zengame Technology Holding Ltd.	136,000	40,671
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	95,142
	Zhaojin Mining Industry Co. Ltd., Class H	505,500	1,882,248
	Zhefu Holding Group Co. Ltd., Class A	105,100	60,692
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	45,286
		Shares	Value»
CHINA — (Continued)
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	$30,041
	Zhejiang Cfmoto Power Co. Ltd., Class A	2,300	82,760
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	39,342
	Zhejiang China Commodities City Group Co. Ltd., Class A	37,700	97,721
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	147,977
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	59,214
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,500	61,428
	Zhejiang Dafeng Industry Co. Ltd., Class A	10,900	20,106
	Zhejiang Dahua Technology Co. Ltd., Class A	22,600	64,991
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	34,808
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	58,554
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	61,262
	Zhejiang Expressway Co. Ltd., Class H	553,399	540,232
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	49,936
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	7,280	20,058
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	29,819

145

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	29,100	$47,071
	Zhejiang Hailide New Material Co. Ltd., Class A	19,500	16,019
	Zhejiang HangKe Technology, Inc. Co., Class A	3,876	17,813
	Zhejiang Hangmin Co. Ltd., Class A	40,400	40,598
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	24,776
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	34,980
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,810	66,929
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	5,100	12,559
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	65,901
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	28,900	43,827
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	251,079
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	75,606
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	4,400	23,671
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	26,027
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	36,660
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	11,900	65,268
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingu Co. Ltd., Class A	15,000	$21,840
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	27,120	71,851
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	72,814
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	16,400	45,994
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	12,100	29,809
	Zhejiang Juhua Co. Ltd., Class A	29,500	146,484
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	37,694
	Zhejiang Longsheng Group Co. Ltd., Class A	39,900	59,079
	Zhejiang Medicine Co. Ltd., Class A	30,400	62,254
*	Zhejiang Narada Power Source Co. Ltd., Class A	14,200	37,710
	Zhejiang NHU Co. Ltd., Class A	55,176	188,527
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	41,140	41,500
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	35,844
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	39,492
	Zhejiang Runtu Co. Ltd., Class A	45,300	46,617
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	14,740	103,507
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,500	43,217
	Zhejiang Semir Garment Co. Ltd., Class A	65,100	49,490

146

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	$49,156
	Zhejiang Shibao Co. Ltd., Class H	38,000	23,789
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	19,062
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,200	31,960
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	16,856	60,695
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	30,586
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	23,176
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	35,606
	Zhejiang Supor Co. Ltd., Class A	6,400	42,927
	Zhejiang Taihua New Material Group Co. Ltd., Class A	45,500	56,577
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	32,580	35,524
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	59,748
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	16,500	39,451
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	50,149
	Zhejiang Wanma Co. Ltd., Class A	22,800	57,570
	Zhejiang Wansheng Co. Ltd., Class A	21,800	34,743
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	107,389
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	43,900	$67,155
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	56,485
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,600	45,781
	Zhejiang XCC Group Co. Ltd., Class A	4,400	28,405
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	39,297
	Zhejiang Xinao Textiles, Inc., Class A	21,700	24,397
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	28,054
	Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	80,579
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	19,326
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	57,195
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,840	28,172
	Zhende Medical Co. Ltd., Class A	12,200	163,004
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	29,306
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	27,849
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	28,516
	Zheshang Securities Co. Ltd., Class A	18,800	30,714
	Zhewen Interactive Group Co. Ltd., Class A	22,400	27,532

147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Zhihu, Inc.	18,100	$25,553
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	321,200	691,597
	Zhongji Innolight Co. Ltd., Class A	11,480	758,100
	Zhongjin Gold Corp. Ltd., Class A	65,000	201,897
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	21,300	62,879
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	45,800	78,938
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	55,842
	Zhongsheng Group Holdings Ltd.	387,500	611,707
	Zhongtai Securities Co. Ltd., Class A	51,600	50,639
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	25,441
	ZhongYeDa Electric Co. Ltd., Class A	15,900	21,864
#	Zhongyu Energy Holdings Ltd.	283,455	113,776
Ω	Zhongyuan Bank Co. Ltd., Class H	219,000	8,744
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	24,605
Ω	Zhou Hei Ya International Holdings Co. Ltd.	390,500	91,624
	Zhuhai Enpower Electric Co. Ltd., Class A	5,300	23,762
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	24,046
	Zhuhai Port Co. Ltd., Class A	27,500	21,326
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	613,158
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	$46,316
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	62,976
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	84,937
	Zhuzhou Times New Material Technology Co. Ltd., Class A	26,400	54,173
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	36,400	24,616
	ZJAMP Group Co. Ltd., Class A	16,900	22,480
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	46,716
	Zkteco Co. Ltd., Class A	6,960	30,830
#	ZMJ Group Co. Ltd., Class H	143,600	396,406
*	Zonqing Environmental Ltd.	24,000	8,212
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	331,600	320,170
#	ZTE Corp., Class H	141,920	599,475
	ZTO Express Cayman, Inc. (2057 HK)	96,500	1,780,308
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	693,537
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	24,000	72,933
TOTAL CHINA			513,911,618
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	3,425	11,942
	Celsia SA	50,950	64,635
*	Corp. Financiera Colombiana SA	56,250	265,877
	Grupo Argos SA	361	1,630
	Grupo Cibest SA	28,040	454,643
	Grupo Cibest SA, ADR	9,995	580,110

148

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	500	$6,078
	Grupo Energia Bogota SA ESP	105,732	86,403
	Interconexion Electrica SA ESP	21,816	141,491
	Mineros SA	75,622	266,809
	Organizacion Terpel SA	9,297	39,699
	Promigas SA ESP	20,453	34,118
TOTAL COLOMBIA			1,953,435
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,284	628,401
Ω	Moneta Money Bank AS	109,734	928,844
TOTAL CZECH REPUBLIC			1,557,245
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	218,980	466,868
	EFG Holding SAE (EFGD LI), GDR	2,386	2,387
	EFG Holding SAE (EFGZF US), GDR	12,944	12,944
TOTAL EGYPT			482,199
FRANCE — (0.0%)
	Carrefour SA, BDR	18,779	297,822
GREECE — (0.5%)
	Aegean Airlines SA	11,758	178,474
#*	Aktor SA Holding Co. Technical & Energy Projects	10,491	101,815
	Alpha Bank SA	374,396	1,467,710
#	Athens International Airport SA	10,482	121,001
	Athens Water Supply & Sewage Co. SA	9,002	72,044
	Autohellas Tourist & Trading SA	6,993	89,173
	Avax SA	8,513	23,518
	Bank of Greece	8,736	149,096
	Ellaktor SA	32,777	58,815
#	ElvalHalcor SA	25,552	94,177
	Eurobank Ergasias Services & Holdings SA	283,232	1,065,406
		Shares	Value»
GREECE — (Continued)
*††	FF Group	11,777	$0
	Fourlis Holdings SA	15,692	74,220
	GEK Terna SA	14,987	400,001
	Hellenic Exchanges - Athens Stock Exchange SA	11,596	83,392
	Hellenic Telecommunications Organization SA	12,628	237,139
	Helleniq Energy Holdings SA	36,855	324,160
	Ideal Holdings SA	3,670	24,847
	Intracom Holdings SA	16,330	62,895
	Jumbo SA	19,455	617,359
	Kri-Kri Milk Industry SA	2,608	59,179
*	LAMDA Development SA	16,185	138,049
*	Metlen Energy & Metals PLC	19,928	1,010,442
	Motor Oil Hellas Corinth Refineries SA	24,204	725,334
	National Bank of Greece SA	57,613	846,821
	Optima bank SA	20,867	193,245
	Piraeus Financial Holdings SA	106,396	830,977
	Piraeus Port Authority SA	3,226	159,893
	Profile Systems & Software SA	1,903	15,811
	Quest Holdings SA	9,331	75,769
	Sarantis SA	6,641	96,541
	Thrace Plastics Holding & Co.	7,009	31,449
TOTAL GREECE			9,428,752
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	931,140	136,479
HUNGARY — (0.2%)
#*	4iG Nyrt	18,019	215,258
	ANY Security Printing Co.	1,095	22,775
	Magyar Telekom Telecommunications PLC	130,872	685,921
#*	MASTERPLAST Nyrt	1,200	9,973
	MOL Hungarian Oil & Gas PLC	69,746	613,542
	Opus Global Nyrt	34,705	56,387

149

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	OTP Bank Nyrt	33,022	$3,152,129
TOTAL HUNGARY			4,755,985
INDIA — (15.4%)
	360 ONE WAM Ltd.	25,876	315,875
	3M India Ltd.	550	183,214
	63 Moons Technologies Ltd.	11,990	107,575
	Aarti Industries Ltd.	40,043	171,735
	Aarti Pharmalabs Ltd.	14,254	136,009
*	Aavas Financiers Ltd.	18,600	345,484
	ABB India Ltd.	5,131	301,815
	Accelya Solutions India Ltd.	1,695	26,482
	Action Construction Equipment Ltd.	15,624	193,808
*	Adani Energy Solutions Ltd.	47,122	519,687
*	Adani Green Energy Ltd.	17,296	221,070
	Adani Total Gas Ltd.	23,440	166,215
	ADF Foods Ltd.	19,068	47,488
*	Aditya Birla Capital Ltd.	137,298	502,880
*	Aditya Birla Fashion & Retail Ltd.	88,098	80,526
*	Aditya Birla Lifestyle Brands Ltd.	88,098	132,681
	Aditya Birla Real Estate Ltd.	12,534	266,922
	Advanced Enzyme Technologies Ltd.	16,547	57,198
	Advent Hotels International Pvt Ltd.	6,449	22,717
	Aegis Logistics Ltd.	42,751	359,236
*	Aether Industries Ltd.	3,003	25,449
	Agarwal Industrial Corp. Ltd.	849	8,202
	AGI Greenpac Ltd.	11,688	108,190
	Ahluwalia Contracts India Ltd.	8,799	93,976
	AIA Engineering Ltd.	14,165	520,704
	Ajanta Pharma Ltd.	20,040	557,575
	Ajmera Realty & Infra India Ltd.	6,767	81,544
	Akzo Nobel India Ltd.	3,917	143,317
	Alembic Ltd.	38,303	42,948
	Alembic Pharmaceuticals Ltd.	26,863	271,980
	Alkyl Amines Chemicals	4,362	91,172
		Shares	Value»
INDIA — (Continued)
*	Allcargo Gati Ltd.	16,070	$11,733
	Allcargo Logistics Ltd.	119,419	46,154
	Allied Digital Services Ltd.	7,760	15,918
	Amara Raja Energy & Mobility Ltd.	46,962	531,500
*	Amber Enterprises India Ltd.	5,867	530,352
	Ambika Cotton Mills Ltd.	875	13,404
	Amrutanjan Health Care Ltd.	2,676	21,873
	Anant Raj Ltd.	34,148	247,558
	Andhra Sugars Ltd.	25,805	23,686
	Angel One Ltd.	23,320	655,418
*Ω	Antony Waste Handling Cell Ltd.	2,458	15,046
	Anup Engineering Ltd.	2,718	71,006
	Anupam Rasayan India Ltd.	2,496	30,036
	Apar Industries Ltd.	7,040	687,096
	Apcotex Industries Ltd.	2,676	10,756
	APL Apollo Tubes Ltd.	36,986	748,202
	Apollo Pipes Ltd.	3,606	12,572
	Apollo Tyres Ltd.	195,945	1,105,870
	Aptus Value Housing Finance India Ltd.	88,526	317,675
*	Arman Financial Services Ltd.	1,579	29,081
	Arvind Fashions Ltd.	29,874	168,954
	Arvind Ltd.	108,271	390,292
	Arvind SmartSpaces Ltd.	3,774	27,186
	Asahi India Glass Ltd.	28,121	291,900
	Ashapura Minechem Ltd.	18,476	138,464
	Ashiana Housing Ltd.	11,519	36,329
	Ashok Leyland Ltd.	1,113,404	1,771,455
*	Ashoka Buildcon Ltd.	95,706	221,303
*	Asian Granito India Ltd.	15,989	11,436
	Asian Paints Ltd.	26,873	759,748
	Astral Ltd.	10,222	166,607
	AstraZeneca Pharma India Ltd.	1,166	124,892
	Atul Ltd.	5,157	335,279
Ω	AU Small Finance Bank Ltd.	51,739	510,122
	AurionPro Solutions Ltd.	10,496	142,733
	Automotive Axles Ltd.	1,422	27,201

150

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Avadh Sugar & Energy Ltd.	1,653	$8,048
	Avantel Ltd.	15,640	30,238
	Avanti Feeds Ltd.	16,476	129,305
*Ω	Avenue Supermarts Ltd.	7,352	343,710
*	AWL Agri Business Ltd.	60,683	187,159
	Axis Bank Ltd. (AXSB IN)	443,751	6,155,659
*	AXISCADES Technologies Ltd.	4,408	79,545
	Bajaj Auto Ltd.	8,745	876,288
*	Bajaj Consumer Care Ltd.	16,775	52,346
	Bajaj Finance Ltd.	397,193	4,674,716
	Bajaj Finserv Ltd.	46,303	1,089,148
	Bajaj Holdings & Investment Ltd.	4,816	668,031
	Balaji Amines Ltd.	2,405	38,044
	Balkrishna Industries Ltd.	20,605	529,964
	Balrampur Chini Mills Ltd.	58,543	302,132
	Balu Forge Industries Ltd.	4,878	34,955
	Banco Products India Ltd.	39,738	317,600
Ω	Bandhan Bank Ltd.	291,796	513,707
	Bank of Baroda	181,125	566,906
	Bank of India	146,663	231,199
	Bank of Maharashtra	297,267	197,840
	Bannari Amman Sugars Ltd.	1,410	57,131
	BASF India Ltd.	3,875	192,453
	Bata India Ltd.	21,395	257,183
	BEML Ltd.	4,529	223,678
	Berger Paints India Ltd.	46,058	280,724
*	BF Utilities Ltd.	5,676	47,013
	Bhagiradha Chemicals & Industries Ltd.	6,110	17,069
	Bhansali Engineering Polymers Ltd.	46,651	51,802
	Bharat Bijlee Ltd.	2,346	79,905
	Bharat Forge Ltd.	64,648	960,948
	Bharat Petroleum Corp. Ltd.	210,876	844,549
	Bharat Rasayan Ltd.	340	41,440
	Bharti Airtel Ltd.	361,249	8,392,835
	BirlaNu Ltd.	1,670	35,983
	Birlasoft Ltd.	51,477	214,899
*	BL Kashyap & Sons Ltd.	10,978	7,305
		Shares	Value»
INDIA — (Continued)
	Black Box Ltd.	15,673	$93,433
	Blue Dart Express Ltd.	1,527	111,681
	Blue Star Ltd.	28,738	624,174
*	Bluspring Enterprises Ltd.	28,544	25,908
	Bombay Burmah Trading Co.	10,149	226,632
	Bombay Dyeing & Manufacturing Co. Ltd.	32,017	59,123
*	Borosil Ltd.	15,289	58,863
*	Borosil Renewables Ltd.	12,458	90,314
	Bosch Ltd.	467	195,979
	Brigade Enterprises Ltd.	41,276	481,471
*	Brightcom Group Ltd.	644,356	98,763
	Britannia Industries Ltd.	20,607	1,357,770
	BSE Ltd.	46,218	1,291,703
*	Camlin Fine Sciences Ltd.	28,509	62,561
	Campus Activewear Ltd.	24,811	77,962
	Can Fin Homes Ltd.	51,290	498,115
	Canara Bank	461,269	709,695
	Cantabil Retail India Ltd.	4,993	14,621
*	Capacit'e Infraprojects Ltd.	19,654	63,215
	Carborundum Universal Ltd.	32,120	326,704
	Care Ratings Ltd.	6,938	124,890
*	Cartrade Tech Ltd.	14,105	476,294
	Carysil Ltd.	3,723	39,151
	Castrol India Ltd.	148,816	326,534
	CCL Products India Ltd.	36,971	358,712
	CE Info Systems Ltd.	2,914	59,557
	Ceat Ltd.	12,317	558,639
	Cemindia Projects Ltd.	81,758	748,001
	Central Depository Services India Ltd.	36,308	650,512
	Centum Electronics Ltd.	1,210	34,489
	Century Enka Ltd.	5,604	29,312
	Century Plyboards India Ltd.	23,303	197,597
	Cera Sanitaryware Ltd.	1,693	119,085
	CG Power & Industrial Solutions Ltd.	107,932	893,903

151

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Chalet Hotels Ltd.	22,974	$245,670
	Chambal Fertilisers & Chemicals Ltd.	104,020	563,308
*	Chemplast Sanmar Ltd.	14,866	66,632
	Chennai Petroleum Corp. Ltd.	12,198	133,320
*	Choice International Ltd.	15,010	141,176
	Cholamandalam Financial Holdings Ltd.	41,710	894,371
	Cholamandalam Investment & Finance Co. Ltd.	81,658	1,564,350
	CIE Automotive India Ltd.	64,286	311,600
*	Cigniti Technologies Ltd.	2,829	54,928
	City Union Bank Ltd.	133,340	338,408
	Clean Science & Technology Ltd.	7,250	82,422
	CMS Info Systems Ltd.	59,138	248,013
*Ω	Coffee Day Enterprises Ltd.	16,288	7,712
	Coforge Ltd.	44,945	903,060
	Colgate-Palmolive India Ltd.	21,892	554,740
	Computer Age Management Services Ltd.	15,888	702,043
	Concord Biotech Ltd.	1,980	32,339
	Confidence Petroleum India Ltd.	42,126	19,673
	Container Corp. of India Ltd.	36,688	225,980
	Control Print Ltd.	2,567	21,251
	Coromandel International Ltd.	39,698	954,823
	Cosmo First Ltd.	5,699	53,250
	Craftsman Automation Ltd.	4,715	353,974
*	CreditAccess Grameen Ltd.	27,735	440,490
	CRISIL Ltd.	5,301	294,708
	Crompton Greaves Consumer Electricals Ltd.	204,411	650,822
*	CSB Bank Ltd.	25,878	120,959
	Cummins India Ltd.	18,773	919,257
	Cyient Ltd.	27,536	361,317
*Ω	D.P. Abhushan Ltd.	1,724	27,363
	Dabur India Ltd.	78,020	428,803
		Shares	Value»
INDIA — (Continued)
*	Dalmia Bharat Refractories Ltd.	192	$0
	Dalmia Bharat Sugar & Industries Ltd.	9,275	36,129
	Datamatics Global Services Ltd.	6,005	63,117
	DB Corp. Ltd.	34,540	104,409
	DCB Bank Ltd.	94,744	168,683
	DCM Shriram Industries Ltd.	11,158	21,931
	DCM Shriram Ltd.	12,202	176,373
	Deep Industries Ltd.	4,293	23,361
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	560,915
	Deepak Nitrite Ltd.	17,853	346,443
*	Delhivery Ltd.	111,372	585,154
*	DEN Networks Ltd.	55,826	20,886
*	Devyani International Ltd.	57,654	104,725
*	Dhanlaxmi Bank Ltd.	144,571	42,939
	Dhanuka Agritech Ltd.	7,284	111,936
*	Digitide Solutions Ltd.	28,544	51,213
Ω	Dilip Buildcon Ltd.	20,475	114,075
*	Dish TV India Ltd.	456,098	22,863
*	Dishman Carbogen Amcis Ltd.	29,525	96,896
	Divi's Laboratories Ltd.	9,338	710,192
	Dixon Technologies India Ltd.	9,310	1,623,445
	DLF Ltd.	50,867	433,879
	Dodla Dairy Ltd.	5,988	87,307
	Dollar Industries Ltd.	4,718	18,989
Ω	Dr. Lal PathLabs Ltd.	14,337	507,078
*	Dredging Corp. of India Ltd.	1,423	11,804
	Dwarikesh Sugar Industries Ltd.	47,280	23,133
	Dynacons Systems & Solutions Ltd.	1,573	16,285
	Dynamatic Technologies Ltd.	104	9,258
	eClerx Services Ltd.	12,138	646,719
	Edelweiss Financial Services Ltd.	272,403	347,595
	Eicher Motors Ltd.	20,039	1,581,903
*	EID Parry India Ltd.	50,617	613,067
	EIH Associated Hotels	10,998	47,250
	Eimco Elecon India Ltd.	571	12,013

152

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Elecon Engineering Co. Ltd.	23,814	$150,307
	Elgi Equipments Ltd.	50,864	284,666
	Emami Ltd.	78,961	474,721
*	Embassy Developments Ltd.	258,899	271,816
Ω	Endurance Technologies Ltd.	10,957	350,231
	Engineers India Ltd.	80,334	182,063
	EPL Ltd.	65,458	148,659
*Ω	Equitas Small Finance Bank Ltd.	200,341	128,903
Ω	Eris Lifesciences Ltd.	16,152	290,500
	ESAB India Ltd.	1,997	110,204
	Escorts Kubota Ltd.	5,763	245,304
*	Eternal Ltd.	114,010	407,213
*	Eureka Forbes Ltd.	6,750	42,325
	Eveready Industries India Ltd.	7,960	33,903
	Everest Industries Ltd.	2,403	16,000
	Everest Kanto Cylinder Ltd.	17,733	28,985
	Excel Industries Ltd.	864	10,890
	Exide Industries Ltd.	137,516	591,759
	Expleo Solutions Ltd.	1,628	18,540
	Fairchem Organics Ltd.	1,090	9,316
	FDC Ltd.	24,242	126,588
	Federal Bank Ltd.	476,979	1,270,492
	FIEM Industries Ltd.	5,054	118,598
	Filatex India Ltd.	60,404	43,067
	Fine Organic Industries Ltd.	2,787	139,024
	Fineotex Chemical Ltd.	565,700	190,093
*	Fino Payments Bank Ltd.	6,095	19,416
	Finolex Cables Ltd.	22,510	199,426
	Finolex Industries Ltd.	82,761	174,677
	Firstsource Solutions Ltd.	143,548	572,224
	Force Motors Ltd.	2,387	475,757
*	FSN E-Commerce Ventures Ltd.	126,190	352,900
*	Fusion Finance Ltd.	23,280	41,537
	G R Infraprojects Ltd.	3,762	49,328
	Gabriel India Ltd.	40,888	584,783
	GAIL India Ltd. (GAIL IN)	401,139	822,741
	Galaxy Surfactants Ltd.	3,978	99,851
	Ganesh Housing Ltd.	10,476	97,737
		Shares	Value»
INDIA — (Continued)
	Ganesha Ecosphere Ltd.	4,744	$64,575
	Garware Hi-Tech Films Ltd.	2,001	76,543
	Garware Technical Fibres Ltd.	19,935	171,217
	Gateway Distriparks Ltd.	106,776	76,878
	GE Vernova T&D India Ltd.	19,991	682,540
*	Genesys International Corp. Ltd.	5,899	33,655
	Geojit Financial Services Ltd.	65,181	54,343
	GHCL Ltd.	9,235	66,221
	GHCL Textiles Ltd.	44,127	38,477
	GIC Housing Finance Ltd.	19,511	38,438
	Gillette India Ltd.	2,210	224,191
	GlaxoSmithKline Pharmaceuticals Ltd.	12,096	356,661
	GMM Pfaudler Ltd.	10,751	156,372
*	GMR Airports Ltd.	381,859	402,965
	GNA Axles Ltd.	4,188	14,705
*	Go Fashion India Ltd.	8,009	58,162
	Godawari Power & Ispat Ltd.	49,458	156,924
Ω	Godrej Agrovet Ltd.	13,078	97,911
*	Godrej Properties Ltd.	15,124	389,056
*	Gokul Agro Resources Ltd.	5,230	10,101
	Goldiam International Ltd.	15,377	61,932
	Granules India Ltd.	63,408	404,365
	Graphite India Ltd.	24,955	175,031
	Grauer & Weil India Ltd.	14,796	14,123
	Gravita India Ltd.	9,190	172,333
	Great Eastern Shipping Co. Ltd.	61,452	759,715
	Greaves Cotton Ltd.	45,523	116,770
	Greenlam Industries Ltd.	26,310	78,489
	Greenpanel Industries Ltd.	19,079	61,489
	Greenply Industries Ltd.	26,592	91,357
	Grindwell Norton Ltd.	11,681	221,042
	Gufic Biosciences Ltd.	2,910	10,679
	Gujarat Alkalies & Chemicals Ltd.	9,783	63,003

153

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports Ltd.	51,294	$60,933
	Gujarat Fluorochemicals Ltd.	3,595	151,636
	Gujarat Gas Ltd.	25,156	115,551
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29,593	167,378
	Gujarat Pipavav Port Ltd.	87,215	163,675
	Gujarat State Fertilizers & Chemicals Ltd.	120,107	258,032
	Gujarat State Petronet Ltd.	198,246	690,553
	Gulf Oil Lubricants India Ltd.	7,667	106,755
	Happiest Minds Technologies Ltd.	18,106	104,946
	Hariom Pipe Industries Ltd.	2,177	10,976
Ω	Harsha Engineers Ltd.	5,187	23,477
*	Hathway Cable & Datacom Ltd.	233,385	36,331
	Hatsun Agro Product Ltd.	20,166	251,156
	Havells India Ltd.	29,204	490,458
	HBL Engineering Ltd.	50,188	566,345
	HCL Technologies Ltd.	197,103	3,416,631
Ω	HDFC Asset Management Co. Ltd.	20,090	1,216,221
	HDFC Bank Ltd.	1,336,142	14,866,131
Ω	HDFC Life Insurance Co. Ltd.	36,331	298,906
	HEG Ltd.	35,055	232,445
	Heritage Foods Ltd.	16,533	89,841
	Hero MotoCorp Ltd. (HMCL IN)	36,530	2,282,682
	HFCL Ltd.	262,881	217,300
	HG Infra Engineering Ltd.	9,211	95,362
	Hikal Ltd.	17,123	46,078
	Himadri Speciality Chemical Ltd.	62,482	337,825
	Himatsingka Seide Ltd.	28,946	40,417
	Hinduja Global Solutions Ltd.	3,017	17,646
		Shares	Value»
INDIA — (Continued)
	Hindustan Copper Ltd.	60,962	$233,365
*	Hindustan Foods Ltd.	9,700	57,501
	Hindustan Unilever Ltd.	64,353	1,784,110
*	Hindware Home Innovation Ltd.	10,616	43,999
	Hitachi Energy India Ltd.	2,171	434,074
	HI-Tech Pipes Ltd.	23,574	30,382
	Hle Glascoat Ltd.	4,365	28,059
Ω	Home First Finance Co. India Ltd.	24,593	331,048
	Honda India Power Products Ltd.	1,269	37,290
	HPL Electric & Power Ltd.	4,627	23,065
*	Hubtown Ltd.	7,178	24,196
	Huhtamaki India Ltd.	11,366	31,194
	I G Petrochemicals Ltd.	3,997	18,779
	ICICI Bank Ltd. (IBN US), Sponsored ADR	231,719	7,021,101
	ICICI Bank Ltd. (ICICIBC IN)	512,856	7,772,283
Ω	ICICI Lombard General Insurance Co. Ltd.	15,826	356,795
Ω	ICICI Prudential Life Insurance Co. Ltd.	25,817	172,031
	ICRA Ltd.	42	3,028
*	ideaForge Technology Ltd.	1,646	8,967
	IDFC First Bank Ltd.	949,822	873,817
*	IFB Industries Ltd.	2,707	57,015
*	IFCI Ltd.	223,108	145,443
	IFGL Refractories Ltd.	1,946	5,404
	Igarashi Motors India Ltd.	1,061	6,034
	IIFL Capital Services Ltd.	90,784	350,881
*	IIFL Finance Ltd.	119,531	719,680
*	Imagicaaworld Entertainment Ltd.	27,765	16,191
	India Nippon Electricals Ltd.	1,257	13,590
	India Power Corp. Ltd.	152,487	20,267
Ω	IndiaMart InterMesh Ltd.	7,524	208,494
	Indian Bank	55,050	532,527

154

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Indian Energy Exchange Ltd.	121,588	$190,643
	Indian Hotels Co. Ltd.	76,736	643,512
	Indian Hume Pipe Co. Ltd.	1,302	5,241
	Indian Oil Corp. Ltd.	285,313	533,553
	Indian Railway Catering & Tourism Corp. Ltd.	41,983	339,407
Ω	Indian Railway Finance Corp. Ltd.	172,722	239,691
	Indigo Paints Ltd.	6,455	72,958
	Indo Count Industries Ltd.	37,669	120,812
*	Indo Tech Transformers Ltd.	479	9,115
	Indoco Remedies Ltd.	12,559	39,666
*Ω	IndoStar Capital Finance Ltd.	8,296	23,190
	Indraprastha Gas Ltd.	147,479	351,567
*	Indus Towers Ltd.	419,263	1,720,232
*	IndusInd Bank Ltd.	60,906	545,066
*	Infibeam Avenues Ltd.	533,621	108,769
	Info Edge India Ltd.	60,455	935,822
	Infosys Ltd. (INFO IN)	657,952	10,959,897
#	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,443,678
	Ingersoll Rand India Ltd.	3,395	145,594
*	Inox Green Energy Services Ltd.	17,968	54,177
*	Inox Wind Ltd.	23,808	41,487
*	Insecticides India Ltd.	4,268	34,817
	Intellect Design Arena Ltd.	26,812	340,394
Ω	InterGlobe Aviation Ltd.	26,085	1,658,733
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	57,887
	ION Exchange India Ltd.	24,746	111,500
	IRB Infrastructure Developers Ltd.	360,711	182,336
Ω	IRCON International Ltd.	88,272	168,406
	ISGEC Heavy Engineering Ltd.	12,476	123,032
	J Kumar Infraprojects Ltd.	26,887	200,291
	Jagran Prakashan Ltd.	39,685	32,417
		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	4,486	$8,334
*	Jain Irrigation Systems Ltd.	81,211	46,925
	Jammu & Kashmir Bank Ltd.	214,245	255,971
	Jamna Auto Industries Ltd.	69,126	73,667
	Jash Engineering Ltd.	7,348	40,122
	JB Chemicals & Pharmaceuticals Ltd.	31,244	590,269
	JBM Auto Ltd.	12,945	96,729
	Jindal Drilling & Industries Ltd.	4,578	29,583
	Jindal Poly Films Ltd.	3,455	22,083
	Jindal Saw Ltd.	144,838	286,323
	Jindal Stainless Ltd.	128,051	1,087,016
	Jio Financial Services Ltd.	287,473	994,543
*	JITF Infralogistics Ltd.	4,303	14,655
	JK Paper Ltd.	31,803	142,959
	JK Tyre & Industries Ltd.	53,575	260,024
	JM Financial Ltd.	203,225	374,764
	JTEKT India Ltd.	26,866	47,186
	JTL Industries Ltd.	26,684	19,958
	Jubilant Foodworks Ltd.	105,446	712,275
	Jubilant Ingrevia Ltd.	23,286	180,873
	Jubilant Pharmova Ltd.	29,820	365,980
	Jupiter Wagons Ltd.	14,416	52,171
*	Just Dial Ltd.	7,474	65,008
	Jyothy Labs Ltd.	43,946	155,862
*	Jyoti Structures Ltd.	308,660	45,379
	Kabra Extrusiontechnik Ltd.	2,360	6,411
	Kajaria Ceramics Ltd.	25,343	342,851
	Kalpataru Projects International Ltd.	54,286	767,507
	Kalyan Jewellers India Ltd.	45,522	261,452
	Kansai Nerolac Paints Ltd.	64,021	179,597
	Karnataka Bank Ltd.	70,415	142,320
	Karur Vysya Bank Ltd.	265,564	728,565
	Kaveri Seed Co. Ltd.	10,033	117,758
*	Kaynes Technology India Ltd.	1,287	97,209
	KDDL Ltd.	2,574	72,553
	KEC International Ltd.	50,474	464,464
	KEI Industries Ltd.	7,723	350,086

155

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Kellton Tech Solutions Ltd.	98,660	$24,375
	Kennametal India Ltd.	1,852	43,499
*	Kernex Microsystems India Ltd.	1,570	22,891
	Kewal Kiran Clothing Ltd.	6,875	40,030
	Keystone Realtors Ltd.	3,803	24,421
	Kfin Technologies Ltd.	22,415	276,998
*	Kiri Industries Ltd.	10,537	63,196
	Kirloskar Brothers Ltd.	12,544	265,225
	Kirloskar Ferrous Industries Ltd.	26,069	150,823
	Kirloskar Industries Ltd.	302	12,891
	Kirloskar Oil Engines Ltd.	31,023	349,119
	Kirloskar Pneumatic Co. Ltd.	8,928	112,546
	Kitex Garments Ltd.	17,026	40,011
	KNR Constructions Ltd.	73,478	150,242
*	Kolte-Patil Developers Ltd.	11,761	56,758
	Kotak Mahindra Bank Ltd.	56,768	1,346,876
	KPIT Technologies Ltd.	42,219	555,103
	KPR Mill Ltd.	33,229	399,974
	KRBL Ltd.	25,358	106,658
	Krsnaa Diagnostics Ltd.	8,390	73,357
	KSB Ltd.	17,455	155,907
	L&T Finance Ltd.	198,688	605,277
Ω	L&T Technology Services Ltd.	6,367	294,865
	LA Opala RG Ltd.	10,121	26,161
	Landmark Cars Ltd.	3,310	23,715
Ω	Laurus Labs Ltd.	35,466	381,456
	Laxmi Organic Industries Ltd.	16,675	36,655
*Ω	Lemon Tree Hotels Ltd.	127,023	235,944
	LG Balakrishnan & Bros Ltd.	13,711	219,257
	LIC Housing Finance Ltd.	127,118	819,292
	Lloyds Engineering Works Ltd.	157,135	97,565
	Lloyds Metals & Energy Ltd.	17,567	257,606
	LMW Ltd.	679	120,274
		Shares	Value»
INDIA — (Continued)
Ω	Lodha Developers Ltd.	19,600	$264,563
	LT Foods Ltd.	85,633	405,436
Ω	LTIMindtree Ltd.	13,941	891,054
	Lumax Auto Technologies Ltd.	16,888	214,889
	Lumax Industries Ltd.	1,385	77,648
	LUX Industries Ltd.	2,738	39,433
	Madhya Bharat Agro Products Ltd.	9,079	41,679
	Magellanic Cloud Ltd.	23,169	15,796
	Mahanagar Gas Ltd.	16,870	241,797
	Maharashtra Scooters Ltd.	1,043	177,313
	Maharashtra Seamless Ltd.	18,304	117,238
	Mahindra & Mahindra Financial Services Ltd.	145,172	515,802
	Mahindra & Mahindra Ltd.	134,434	5,284,109
*	Mahindra Holidays & Resorts India Ltd.	23,517	87,124
	Mahindra Lifespace Developers Ltd.	36,144	157,257
Ω	Mahindra Logistics Ltd.	13,001	51,463
*	Man Industries India Ltd.	11,126	51,682
	Man Infraconstruction Ltd.	41,881	69,970
	Manali Petrochemicals Ltd.	16,182	13,475
	Manappuram Finance Ltd.	314,625	959,368
	Manorama Industries Ltd.	2,965	46,275
	Marico Ltd.	111,366	905,325
	Maruti Suzuki India Ltd.	14,284	2,596,356
Ω	MAS Financial Services Ltd.	23,631	81,167
	Mastek Ltd.	7,940	191,211
Ω	Matrimony.com Ltd.	2,006	11,535
*	Max Estates Ltd.	12,691	66,994
*	Max Financial Services Ltd.	17,808	309,824
	Mayur Uniquoters Ltd.	9,607	58,295
	Mazagon Dock Shipbuilders Ltd.	9,562	294,594
Ω	Medi Assist Healthcare Services Ltd.	11,864	75,490

156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Medplus Health Services Ltd.	19,595	$168,018
*	Meghmani Organics Ltd.	31,708	28,818
	Metro Brands Ltd.	2,900	36,923
*Ω	Metropolis Healthcare Ltd.	9,629	214,470
	Minda Corp. Ltd.	35,037	222,425
Ω	Mishra Dhatu Nigam Ltd.	11,716	50,655
	MM Forgings Ltd.	9,428	32,897
	MOIL Ltd.	17,256	71,074
	Mold-Tek Packaging Ltd.	2,105	16,445
	Monte Carlo Fashions Ltd.	7,517	59,260
	Motherson Sumi Wiring India Ltd.	948,036	502,723
	Motilal Oswal Financial Services Ltd.	67,554	742,691
	Mphasis Ltd.	29,114	903,508
	MPS Ltd.	2,049	50,021
	MRF Ltd.	607	1,079,790
	Mrs Bectors Food Specialities Ltd.	11,183	168,212
	Muthoot Finance Ltd.	36,538	1,314,228
*	Nalwa Sons Investments Ltd.	488	39,688
*Ω	Navkar Corp. Ltd.	21,553	28,699
	Navneet Education Ltd.	43,763	79,477
*	Nazara Technologies Ltd.	37,108	111,066
	NBCC India Ltd.	232,518	306,601
	NELCO Ltd.	3,866	37,749
	Neogen Chemicals Ltd.	3,317	53,788
	NESCO Ltd.	10,471	161,818
	Netweb Technologies India Ltd.	875	39,705
*	Network18 Media & Investments Ltd.	42,666	23,004
	Neuland Laboratories Ltd.	1,875	349,277
	Newgen Software Technologies Ltd.	18,441	201,569
	NHPC Ltd.	494,598	472,342
	NIIT Learning Systems Ltd.	38,837	143,393
	NIIT Ltd.	36,285	42,600
	Nilkamal Ltd.	2,955	50,243
		Shares	Value»
INDIA — (Continued)
Ω	Nippon Life India Asset Management Ltd.	45,184	$445,027
	Nitin Spinners Ltd.	5,171	19,490
	NOCIL Ltd.	31,355	65,273
	NRB Bearings Ltd.	15,300	47,173
	Nucleus Software Exports Ltd.	3,391	38,443
	Nuvama Wealth Management Ltd.	3,573	286,434
	Oberoi Realty Ltd.	25,850	517,193
	One 97 Communications Ltd.	57,591	843,020
*	Onesource Specialty Pharma Ltd.	3,797	79,087
*	Optiemus Infracom Ltd.	4,036	26,698
	Oracle Financial Services Software Ltd.	8,230	789,681
*	Orchid Pharma Ltd.	3,540	28,926
	Orient Electric Ltd.	33,170	79,493
	Oriental Aromatics Ltd.	439	1,845
	Oriental Hotels Ltd.	27,350	37,903
	Page Industries Ltd.	1,369	629,657
	Paisalo Digital Ltd.	217,106	92,621
*	Panacea Biotec Ltd.	2,792	13,756
	Panama Petrochem Ltd.	12,821	38,527
Ω	Parag Milk Foods Ltd., Class F	20,587	72,068
*	Paramount Communications Ltd.	24,044	11,712
	Patanjali Foods Ltd.	34,647	235,139
*	Patel Engineering Ltd.	156,428	65,733
*	PB Fintech Ltd.	19,261	386,752
*	PC Jeweller Ltd.	712,610	93,398
	PCBL Chemical Ltd.	8,685	35,384
	PDS Ltd.	13,278	55,527
	Pearl Global Industries Ltd.	4,305	63,554
*	Peninsula Land Ltd.	50,781	19,812
	Persistent Systems Ltd.	27,934	1,860,337
	Petronet LNG Ltd.	348,633	1,103,735
	PG Electroplast Ltd.	16,631	106,895
	Phoenix Mills Ltd.	24,219	461,067
	PI Industries Ltd.	16,074	647,843
	Pidilite Industries Ltd.	48,710	794,623
*	Piramal Finance Ltd.	50,304	637,050

157

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Pitti Engineering Ltd.	5,582	$59,081
	PIX Transmissions Ltd.	1,211	20,063
	PNB Gilts Ltd.	7,393	7,674
Ω	PNB Housing Finance Ltd.	65,167	681,635
	PNC Infratech Ltd.	52,593	166,066
	Pokarna Ltd.	4,739	48,566
	Polycab India Ltd.	7,137	619,450
	Polyplex Corp. Ltd.	6,072	65,300
	Pondy Oxides & Chemicals Ltd.	1,347	20,880
*	Poonawalla Fincorp Ltd.	50,449	273,549
	Power Finance Corp. Ltd.	482,126	2,187,789
	Power Grid Corp. of India Ltd.	444,174	1,441,115
	Power Mech Projects Ltd.	7,156	200,638
	Praj Industries Ltd.	41,521	157,466
Ω	Prataap Snacks Ltd.	3,362	41,510
	Precision Camshafts Ltd.	3,589	7,531
	Precision Wires India Ltd.	17,154	43,480
	Prestige Estates Projects Ltd.	31,475	620,751
*	Pricol Ltd.	29,465	175,432
	Prince Pipes & Fittings Ltd.	11,274	40,472
	Privi Speciality Chemicals Ltd.	2,721	89,049
	Procter & Gamble Health Ltd.	3,293	228,214
	Procter & Gamble Hygiene & Health Care Ltd.	408	61,350
*	PSP Projects Ltd.	2,001	20,759
*	PTC India Financial Services Ltd.	107,802	44,156
	PTC India Ltd.	117,477	222,251
	Punjab National Bank	338,432	468,045
*	Puravankara Ltd.	13,023	39,142
*	PVR Inox Ltd.	19,598	265,244
Ω	Quess Corp. Ltd.	28,544	77,057
	R Systems International Ltd.	9,929	47,861
	Raghav Productivity Enhancers Ltd.	1,315	11,775
	Rail Vikas Nigam Ltd.	31,083	115,053
	Railtel Corp. of India Ltd.	13,327	55,165
	Rain Industries Ltd.	85,963	129,152
		Shares	Value»
INDIA — (Continued)
*	Rajesh Exports Ltd.	11,590	$23,668
	Rajratan Global Wire Ltd.	4,195	20,262
	Rallis India Ltd.	36,557	106,274
	Ram Ratna Wires Ltd.	1,663	11,606
*	Rama Steel Tubes Ltd.	86,570	9,967
	Ramco Industries Ltd.	17,856	70,800
*	Ramco Systems Ltd.	6,666	46,878
	Ramkrishna Forgings Ltd.	36,444	222,449
*	Ramky Infrastructure Ltd.	7,335	52,321
	Rane Holdings Ltd.	761	13,209
	Rashtriya Chemicals & Fertilizers Ltd.	47,699	80,012
*	Rategain Travel Technologies Ltd.	5,665	40,657
	Ratnamani Metals & Tubes Ltd.	8,508	231,307
*	RattanIndia Enterprises Ltd.	89,952	52,638
Ω	RBL Bank Ltd.	164,180	602,731
	REC Ltd.	378,265	1,597,567
	Redington Ltd.	341,545	977,880
	Redtape Ltd.	80,105	122,706
	Reliance Industrial Infrastructure Ltd.	2,954	29,752
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	197	13,067
	Reliance Industries Ltd. (RIL IN)	252,254	4,222,630
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	86,638	5,744,099
*	Religare Enterprises Ltd.	35,776	106,427
	Repco Home Finance Ltd.	11,537	54,293
	Responsive Industries Ltd.	8,863	19,540
*	Restaurant Brands Asia Ltd.	52,379	39,509
	Rhi Magnesita India Ltd.	3,736	20,197
	Rico Auto Industries Ltd.	28,598	26,809
	RITES Ltd.	39,156	108,025
	Rossari Biotech Ltd.	5,064	36,482
	Route Mobile Ltd.	6,998	56,186
	RPG Life Sciences Ltd.	840	22,629

158

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	RPSG Ventures Ltd.	3,954	$36,604
	Rupa & Co. Ltd.	4,478	9,906
	Safari Industries India Ltd.	9,000	215,053
	Saksoft Ltd.	14,025	30,859
*Ω	Salasar Techno Engineering Ltd.	258,891	30,031
*	Sammaan Capital Ltd.	184,208	389,819
	Samvardhana Motherson International Ltd.	1,092,827	1,296,693
	Sandhar Technologies Ltd.	9,738	56,043
	Sandur Manganese & Iron Ores Ltd.	9,783	23,842
	Sangam India Ltd.	4,409	22,601
	Sanghvi Movers Ltd.	8,185	36,499
	Sanofi Consumer Healthcare India Ltd.	2,649	145,851
Ω	Sansera Engineering Ltd.	17,379	294,199
*	Sapphire Foods India Ltd.	80,514	260,295
	Saregama India Ltd.	22,187	113,104
	Sasken Technologies Ltd.	2,274	35,180
*	Satin Creditcare Network Ltd.	25,445	44,898
	Savita Oil Technologies Ltd.	7,544	33,676
*	SBFC Finance Ltd.	159,050	205,133
	SBI Cards & Payment Services Ltd.	37,048	367,347
Ω	SBI Life Insurance Co. Ltd.	37,151	818,778
	Schaeffler India Ltd.	8,670	393,607
*	Schneider Electric Infrastructure Ltd.	14,576	137,025
*	SEAMEC Ltd.	2,917	29,411
	Senco Gold Ltd.	16,665	60,965
*	SEPC Ltd.	350,180	41,280
*	Sequent Scientific Ltd.	21,418	51,850
	Seshasayee Paper & Boards Ltd.	18,452	53,088
Ω	SH Kelkar & Co. Ltd.	19,183	47,661
	Shaily Engineering Plastics Ltd.	3,787	96,672
	Shakti Pumps India Ltd.	24,768	228,623
	Shankara Building Products Ltd.	4,445	7,007
		Shares	Value»
INDIA — (Continued)
	Shankara Buildpro Ltd.	4,445	$36,828
	Shanthi Gears Ltd.	5,846	32,305
	Sharda Cropchem Ltd.	9,213	89,751
	Share India Securities Ltd.	25,564	53,716
*	Sheela Foam Ltd.	11,443	89,646
	Shilpa Medicare Ltd.	32,144	127,332
	Shipping Corp. of India Land & Assets Ltd.	79,327	45,558
	Shipping Corp. of India Ltd.	75,282	219,617
	Shivalik Bimetal Controls Ltd.	5,855	32,291
*	Shoppers Stop Ltd.	10,895	62,803
	Shriram Finance Ltd.	352,655	2,983,867
	Shriram Pistons & Rings Ltd.	6,260	184,176
*	Shriram Properties Ltd.	21,479	22,864
	Shyam Metalics & Energy Ltd.	9,780	97,089
*	Siemens Energy India Ltd.	4,010	143,608
	Siemens Ltd.	4,010	140,099
*	SIS Ltd.	16,017	60,206
	Siyaram Silk Mills Ltd.	11,087	94,146
	SJS Enterprises Ltd.	8,889	161,205
	SJVN Ltd.	79,621	78,906
	SKF India Industrial Ltd.	7,276	221,990
	SKF India Ltd.	7,276	174,022
	Skipper Ltd.	6,965	40,939
	SML Mahindra Ltd.	418	14,344
*	Snowman Logistics Ltd.	49,401	28,420
	Sobha Ltd.	13,472	245,639
*	Solara Active Pharma Sciences Ltd.	7,240	49,128
	Somany Ceramics Ltd.	6,440	33,067
Ω	Sona Blw Precision Forgings Ltd.	33,718	179,763
	Sonata Software Ltd.	45,545	190,319
	South Indian Bank Ltd.	591,857	245,267
	SP Apparels Ltd.	2,998	25,023
*	Spandana Sphoorty Financial Ltd.	11,698	29,020
	SRF Ltd.	20,744	685,489

159

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Star Health & Allied Insurance Co. Ltd.	32,226	$179,811
	State Bank of India (SBID LI), GDR	382	40,493
	State Bank of India (SBIN IN)	335,344	3,542,269
	State Bank of India (SBKFF US), GDR	4,246	450,076
*	Sterlite Technologies Ltd.	68,823	90,995
*	STL Networks Ltd.	37,796	11,142
	Stove Kraft Ltd.	5,937	52,122
	Strides Pharma Science Ltd.	29,185	305,927
*	Stylam Industries Ltd.	3,769	86,578
	Styrenix Performance Materials Ltd.	1,081	28,772
*	Subex Ltd.	185,975	27,009
	Subros Ltd.	11,222	136,815
	Sudarshan Chemical Industries Ltd.	18,585	240,233
	Sumitomo Chemical India Ltd.	32,053	181,177
	Sun TV Network Ltd.	51,972	328,452
	Sundaram Finance Ltd.	17,197	882,213
	Sundaram-Clayton Ltd.	520	8,738
	Sundram Fasteners Ltd.	42,894	457,052
	Sunteck Realty Ltd.	19,934	99,148
	Suprajit Engineering Ltd.	34,194	171,770
	Supreme Industries Ltd.	10,456	447,487
	Supreme Petrochem Ltd.	32,802	277,278
	Supriya Lifescience Ltd.	5,584	48,851
	Surya Roshni Ltd.	12,740	42,143
*	Suzlon Energy Ltd.	1,385,148	925,746
	Swan Corp. Ltd.	2,264	12,011
	Swaraj Engines Ltd.	2,802	126,039
	Swelect Energy Systems Ltd.	517	4,658
	Symphony Ltd.	3,005	31,626
	TAJGVK Hotels & Resorts Ltd.	4,833	22,896
	Talbros Automotive Components Ltd.	6,205	20,416
	Tamil Nadu Newsprint & Papers Ltd.	20,871	36,663
	Tamilnad Mercantile Bank Ltd.	20,765	115,436
		Shares	Value»
INDIA — (Continued)
	Tanla Platforms Ltd.	23,548	$162,151
*	TARC Ltd.	31,200	55,037
	Tarsons Products Ltd.	2,170	7,092
	Tasty Bite Eatables Ltd.	113	11,389
	Tata Chemicals Ltd.	69,424	697,156
	Tata Communications Ltd.	26,038	549,163
	Tata Consultancy Services Ltd.	98,416	3,389,380
	Tata Consumer Products Ltd.	39,005	510,817
	Tata Elxsi Ltd.	7,347	451,096
*	Tata Motors Ltd./new	486,145	1,427,966
	Tata Motors Passenger Vehicles Ltd.	486,145	2,244,365
	TCI Express Ltd.	3,568	27,315
	TCPL Packaging Ltd.	500	18,669
	TD Power Systems Ltd.	44,751	381,410
*	TeamLease Services Ltd.	2,660	50,306
	Tech Mahindra Ltd.	78,449	1,257,096
	Techno Electric & Engineering Co. Ltd.	14,897	223,021
	Technocraft Industries India Ltd.	1,489	40,769
	Tega Industries Ltd.	5,396	117,782
	Texmaco Infrastructure & Holdings Ltd.	15,361	17,815
	Texmaco Rail & Engineering Ltd.	70,472	108,407
	Thanga Mayil Jewellery Ltd.	2,416	59,113
	Thejo Engineering Ltd.	954	19,246
	Thermax Ltd.	2,621	94,942
	Thirumalai Chemicals Ltd.	31,719	101,057
	Thomas Cook India Ltd.	64,054	115,514
Ω	Thyrocare Technologies Ltd.	7,192	111,604
	Time Technoplast Ltd.	129,394	314,585
	Timken India Ltd.	9,809	350,617
	Tips Music Ltd.	14,714	87,235
	Titagarh Rail System Ltd.	18,074	180,194
	Titan Co. Ltd.	49,503	2,086,912
	Torrent Power Ltd.	27,943	414,333

160

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	148,450	$116,848
	Transformers & Rectifiers India Ltd.	9,822	49,196
*	TransIndia Real Estate Ltd.	8,926	2,905
	Transport Corp. of India Ltd.	13,486	181,902
	Trent Ltd.	29,108	1,538,533
	Trident Ltd.	408,948	131,667
	Triveni Engineering & Industries Ltd.	37,821	152,398
	Triveni Turbine Ltd.	38,438	230,931
	TTK Prestige Ltd.	13,592	103,100
	Tube Investments of India Ltd.	21,242	722,365
	TVS Holdings Ltd.	2,529	431,770
	TVS Motor Co. Ltd.	3,522	139,112
	TVS Srichakra Ltd.	1,547	72,089
	Uflex Ltd.	16,579	101,021
*	Ugro Capital Ltd.	22,894	47,125
*Ω	Ujjivan Small Finance Bank Ltd.	305,527	178,643
*	Unichem Laboratories Ltd.	9,330	49,711
	Union Bank of India Ltd.	398,765	666,269
	Universal Cables Ltd.	2,727	22,565
	UNO Minda Ltd.	48,730	676,608
	UPL Ltd.	137,935	1,115,577
*	Urja Global Ltd.	158,388	23,381
	Usha Martin Ltd.	56,679	294,695
	UTI Asset Management Co. Ltd.	22,187	312,026
*	V2 Retail Ltd.	8,796	241,628
	VA Tech Wabag Ltd.	21,305	338,408
	Vadilal Industries Ltd.	455	27,156
	Vaibhav Global Ltd.	19,165	57,738
*	Valor Estate Ltd.	64,484	108,009
	Vardhman Textiles Ltd.	62,041	306,652
Ω	Varroc Engineering Ltd.	19,549	134,890
	Varun Beverages Ltd.	188,537	995,985
*	Vascon Engineers Ltd.	8,915	6,691
	Vedant Fashions Ltd.	11,647	84,565
	Veedol Corp. Ltd.	2,565	51,088
	Venky's India Ltd.	2,715	46,216
Ω	Venus Pipes & Tubes Ltd.	1,949	28,155
	Vesuvius India Ltd.	29,870	165,805
		Shares	Value»
INDIA — (Continued)
	V-Guard Industries Ltd.	68,621	$280,145
	Vidhi Specialty Food Ingredients Ltd.	3,169	11,969
	Vijaya Diagnostic Centre Ltd.	10,190	113,533
	Vimta Labs Ltd.	3,186	25,910
	Vinati Organics Ltd.	7,186	133,657
	Vindhya Telelinks Ltd.	1,779	27,220
	Vintage Coffee & Beverages Ltd.	18,649	34,529
	Vishnu Chemicals Ltd.	3,386	19,760
*	Vishnu Prakash R Punglia Ltd.	10,957	11,260
*	VL E-Governance & IT Solutions Ltd.	21,625	5,837
*	Vodafone Idea Ltd.	2,832,213	278,272
	Voltamp Transformers Ltd.	2,012	168,390
	Voltas Ltd.	22,738	353,244
	VRL Logistics Ltd.	32,912	103,659
	VST Tillers Tractors Ltd.	1,875	126,659
*	Walchandnagar Industries Ltd.	14,309	28,709
*	Websol Energy System Ltd.	11,216	155,039
	Welspun Corp. Ltd.	52,697	571,841
	Welspun Enterprises Ltd.	24,576	155,079
	Welspun Living Ltd.	122,979	178,881
	West Coast Paper Mills Ltd.	9,857	50,396
	Westlife Foodworld Ltd.	25,414	170,935
	Wheels India Ltd.	788	7,958
	Whirlpool of India Ltd.	15,976	249,621
	Windlas Biotech Ltd.	2,051	21,742
	Wipro Ltd.	305,750	828,820
	Wonderla Holidays Ltd.	8,149	52,385
	Yaari Digital Integrated Services Ltd.	310,131	74,239
	Yasho Industries Ltd.	693	12,453
*	Yes Bank Ltd.	2,117,794	543,251
	Zee Entertainment Enterprises Ltd.	312,659	353,281
	Zensar Technologies Ltd.	61,616	551,980
TOTAL INDIA			287,526,680

161

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (1.1%)
*	Adhi Karya Persero Tbk. PT	1,028,425	$16,201
	Adi Sarana Armada Tbk. PT	778,400	49,805
*	Alam Sutera Realty Tbk. PT	6,226,300	60,597
	Allo Bank Indonesia Tbk. PT	345,900	31,124
	Arwana Citramulia Tbk. PT	1,905,200	62,950
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	97,713
	Astra Agro Lestari Tbk. PT	182,967	85,845
	Astra Otoparts Tbk. PT	444,800	68,227
	Avia Avian Tbk. PT	3,083,100	76,664
*	Bank Aladin Syariah Tbk. PT	905,400	51,154
	Bank Amar Indonesia Tbk. PT	1,597,862	22,087
	Bank BTPN Syariah Tbk. PT	1,126,400	92,712
	Bank Central Asia Tbk. PT	5,576,800	2,855,275
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	18,064
*	Bank Jago Tbk. PT	852,500	111,996
*	Bank KB Indonesia Tbk. PT	13,112,043	53,527
	Bank Mandiri Persero Tbk. PT	5,896,988	1,670,696
*	Bank Mayapada International Tbk. PT	6,494,246	94,520
	Bank Maybank Indonesia Tbk. PT	6,214,700	76,967
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	580,864
*	Bank Neo Commerce Tbk. PT	2,864,700	66,872
	Bank OCBC Nisp Tbk. PT	1,188,200	98,181
	Bank Pan Indonesia Tbk. PT	1,126,000	69,819
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,070,443	51,817
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	$56,852
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	1,805,823
	Bank Syariah Indonesia Tbk. PT	677,561	103,765
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	160,158
*	Barito Pacific Tbk. PT	627,703	130,088
	Barito Renewables Energy Tbk. PT	182,400	95,097
	BFI Finance Indonesia Tbk. PT	3,410,000	164,887
*	Bhakti Multi Artha Tbk. PT	187,200	10,861
*	Bintang Oto Global Tbk. PT	9,700	287
	BISI International Tbk. PT	932,700	49,889
	Blue Bird Tbk. PT	295,600	31,464
*	Buana Lintas Lautan Tbk. PT	8,333,400	109,027
*	Bukalapak.com Tbk. PT	20,529,600	207,398
*	Bumi Resources Minerals Tbk. PT	3,786,900	209,215
*	Bumi Serpong Damai Tbk. PT	2,174,000	127,812
*	Capital Financial Indonesia Tbk. PT	496,900	32,713
	Chandra Asri Pacific Tbk. PT	111,600	46,621
	Charoen Pokphand Indonesia Tbk. PT	1,056,915	296,603
	Ciputra Development Tbk. PT	4,124,200	219,084
	Cisarua Mountain Dairy Tbk. PT	324,200	110,591
*	Citra Marga Nusaphala Persada Tbk. PT	1,135,202	88,623
	Dayamitra Telekomunikasi PT	3,586,900	120,752
	Dharma Satya Nusantara Tbk. PT	1,491,000	169,176
*	Dian Swastatika Sentosa Tbk. PT	62,600	318,120
*	Eagle High Plantations Tbk. PT	1,316,300	12,018
	Elnusa Tbk. PT	1,746,000	53,590

162

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Erajaya Swasembada Tbk. PT	4,250,500	$108,290
	Gajah Tunggal Tbk. PT	418,200	26,157
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	83,990
	Golden Energy Mines Tbk. PT	92,200	50,156
	Hexindo Adiperkasa Tbk. PT	105,600	29,527
*	Impack Pratama Industri Tbk. PT	1,589,600	225,332
	Indah Kiat Pulp & Paper Tbk. PT	733,900	328,225
	Indofood CBP Sukses Makmur Tbk. PT	286,200	149,570
	Indofood Sukses Makmur Tbk. PT	1,190,100	529,612
	Indomobil Sukses Internasional Tbk. PT	472,400	32,691
	Indosat Tbk. PT	1,320,000	149,450
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	1,292,200	10,187
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	94,228
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	13,771
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	365,250
	Jasa Marga Persero Tbk. PT	565,926	121,456
	Jaya Real Property Tbk. PT	562,800	29,073
	Kawasan Industri Jababeka Tbk. PT	7,647,768	87,752
	KMI Wire & Cable Tbk. PT	1,054,000	21,046
	Map Aktif Adiperkasa PT	4,644,100	195,008
	Matahari Department Store Tbk. PT	412,000	41,738
	Mayora Indah Tbk. PT	1,057,625	135,250
*	MD Entertainment Tbk. PT	150,700	51,403
*	Media Nusantara Citra Tbk. PT	2,884,200	46,462
		Shares	Value»
INDONESIA — (Continued)
	Mega Manunggal Property Tbk. PT	323,700	$10,802
*	Merdeka Battery Materials Tbk. PT	4,715,500	178,174
*	Merdeka Copper Gold Tbk. PT	921,021	134,768
	Metrodata Electronics Tbk. PT	2,389,000	87,578
	Metropolitan Kentjana Tbk. PT	9,800	13,990
	Midi Utama Indonesia Tbk. PT	1,250,700	31,114
	Mitra Adiperkasa Tbk. PT	4,680,600	362,556
	Mitra Pinasthika Mustika Tbk. PT	665,400	38,800
*	MNC Digital Entertainment Tbk. PT	764,900	23,222
*	MNC Tourism Indonesia Tbk. PT	19,376,200	169,917
	Mulia Industrindo Tbk. PT	1,559,300	32,257
	Nippon Indosari Corpindo Tbk. PT	471,744	22,691
Ω	Nusantara Sejahtera Raya Tbk. PT	5,096,000	36,505
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	264,339
*	Pacific Strategic Financial Tbk. PT	757,800	51,264
	Pakuwon Jati Tbk. PT	6,811,100	150,514
*	Panin Financial Tbk. PT	5,975,200	86,147
*	Paninvest Tbk. PT	314,700	15,234
	Pantai Indah Kapuk Dua Tbk. PT	40,800	34,537
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,476,900	124,667
	Petrosea Tbk. PT	619,600	252,869
*††	Pool Advista Indonesia Tbk. PT	350,400	198
*	PP Persero Tbk. PT	995,000	22,829
	Prodia Widyahusada Tbk. PT	61,100	9,448
	Puradelta Lestari Tbk. PT	3,337,300	26,663
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	338,800	82,506

163

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Salim Ivomas Pratama Tbk. PT	1,247,200	$46,795
	Sampoerna Agro Tbk. PT	487,800	147,341
	Samudera Indonesia Tbk. PT	4,432,700	84,248
	Sarana Menara Nusantara Tbk. PT	10,744,100	351,635
	Sariguna Primatirta Tbk. PT	2,059,800	66,818
	Sawit Sumbermas Sarana Tbk. PT	1,425,300	137,942
	Selamat Sempurna Tbk. PT	1,255,100	144,876
*	Sinar Mas Multiartha Tbk. PT	16,500	12,901
*††	Sri Rejeki Isman Tbk. PT	6,771,700	0
	Steel Pipe Industry of Indonesia PT	1,516,900	39,022
	Sumber Alfaria Trijaya Tbk. PT	4,378,300	528,688
	Sumber Tani Agung Resources Tbk. PT	229,500	19,194
	Summarecon Agung Tbk. PT	4,993,220	117,506
	Surya Semesta Internusa Tbk. PT	1,743,900	163,377
*††	Suryainti Permata Tbk. PT	1,280,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	841,351
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,051,400	203,377
	Temas Tbk. PT	3,434,000	26,827
	Tempo Scan Pacific Tbk. PT	330,100	56,564
	Tower Bersama Infrastructure Tbk. PT	671,400	96,108
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	236,300	111,516
	Trimegah Bangun Persada Tbk. PT	2,204,400	165,674
	Triputra Agro Persada PT	2,299,200	260,058
	Tunas Baru Lampung Tbk. PT	1,575,685	70,561
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,103,800	$99,576
	Unilever Indonesia Tbk. PT	1,590,000	246,541
	Vale Indonesia Tbk. PT	487,154	139,000
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,475
*††	Wijaya Karya Persero Tbk. PT	2,898,349	13,333
	XLSMART Telecom Sejahtera Tbk. PT	2,719,349	426,627
TOTAL INDONESIA			21,008,335
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	297,641	206,012
	A'ayan Real Estate Co. SAK	51,762	24,986
	Agility Public Warehousing Co. KSC	299,697	147,189
	Al Ahli Bank of Kuwait KSCP	180,869	169,614
	Al Arabiya Real Estate Co. KSC	22,657	20,215
	Al-Eid Food KSC	31,315	22,051
	Ali Alghanim Sons Automotive Co. KSCC	48,763	171,159
*	Alimtiaz Investment Group KSC	438,888	103,543
	Arzan Financial Group for Financing & Investment KPSC	225,383	289,370
*	Asiya Capital Investments Co. KSCP	335,749	63,381
	Beyout Holding Co. KPSC	23,132	33,260
	Boubyan Bank KSCP	45,825	106,930
	Boubyan Petrochemicals Co. KSCP	150,745	301,627
	Boursa Kuwait Securities Co. KPSC	31,023	406,536
	Burgan Bank SAK	204,057	157,319

164

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	29,751	$102,227
	Commercial Facilities Co. SAKP	68,938	59,514
	Commercial Real Estate Co. KSC	395,113	274,035
*	First Investment Co. KSCP	44,424	22,759
	Gulf Bank KSCP	389,916	445,485
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	311,168
	Heavy Engineering & Ship Building Co. KSCP	48,549	149,696
	Humansoft Holding Co. KSC	33,856	273,102
*	IFA Hotels & Resorts-KPSC	4,547	19,378
	Integrated Holding Co. KCSC	73,955	130,321
	Jazeera Airways Co. KSCP	32,853	157,165
	KAMCO Investment Co. KSC	28,922	16,866
	Kuwait Financial Centre SAK	160,786	92,963
	Kuwait International Bank KSCP	427,879	373,053
	Kuwait Investment Co. SAK	95,038	77,823
	Kuwait Portland Cement Co. KSC	10,320	23,990
*	Kuwait Real Estate Co. KSC	290,770	402,370
	Kuwait Telecommunications Co.	99,348	192,306
	Mabanee Co. KPSC	120,807	396,745
*	Manazel Holding Co. KSC	100,582	21,093
	Mezzan Holding Co. KSCC	41,370	160,801
	Mobile Telecommunications Co. KSCP	767,433	1,326,287
*	Munshaat Real Estate Projects Co. KSCP	42,110	31,257
	National Bank of Kuwait SAKP	864,466	2,960,577
*	National Consumer Holding Co. SAK	125,908	47,945
		Shares	Value»
KUWAIT — (Continued)
	National Industries Group Holding SAK	486,531	$461,482
	National Investments Co. KSCP	220,422	243,989
	Oula Fuel Marketing Co.	64,742	64,261
*	Privatization Holding Co. KSCP	169,268	47,222
*	Rasiyat Holding Co.	8,861	11,169
	Salhia Real Estate Co. KSCP	122,726	167,620
*	Securities House KSC	156,467	46,560
	Specialities Group Holding Co. KSCC	54,384	31,356
††	Sultan Center Food Products Co. KSC	4,567	536
*	Warba Bank KSCP	1,088,803	1,028,923
TOTAL KUWAIT			12,395,236
MALAYSIA — (1.3%)
	Able Global Bhd.	41,700	16,615
#	Aeon Co. M Bhd.	300,700	90,418
#	AEON Credit Service M Bhd.	90,180	113,281
#*	AFFIN Bank Bhd.	152,192	83,232
	Ajinomoto Malaysia Bhd.	7,500	24,018
	Alliance Bank Malaysia Bhd.	353,141	370,575
	Allianz Malaysia Bhd.	23,400	100,340
#	AME Elite Consortium Bhd.	127,000	46,962
#	AMMB Holdings Bhd. (AMM MK)	431,075	586,358
#	Ancom Nylex Bhd.	205,920	45,692
	Apex Healthcare Bhd.	30,850	18,095
*	Astro Malaysia Holdings Bhd.	350,300	10,876
	Aurelius Technologies Bhd.	87,900	20,950
	Axiata Group Bhd.	747,948	448,516
#	Bank Islam Malaysia Bhd.	289,731	152,206
	Batu Kawan Bhd.	39,200	179,777
*	Bermaz Auto Bhd.	306,800	49,035
#*	Bumi Armada Bhd.	1,459,600	115,076
#	Bursa Malaysia Bhd.	122,400	239,407
#	Cahya Mata Sarawak Bhd.	279,900	106,109
*	Cape Ems Bhd.	362,300	24,628
#	CB Industrial Product Holding Bhd.	114,580	34,735

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CCK Consolidated Holdings Bhd.	38,000	$10,609
	CelcomDigi Bhd.	439,400	377,736
*	Chin Hin Group Bhd.	110,300	60,810
	CIMB Group Holdings Bhd.	1,193,549	2,077,136
	Coastal Contracts Bhd.	100,500	28,276
	Crescendo Corp. Bhd.	68,600	20,297
	CSC Steel Holdings Bhd.	104,200	28,847
#	CTOS Digital Bhd.	274,100	61,179
#	D&O Green Technologies Bhd.	190,000	56,502
#*	Dagang NeXchange Bhd.	936,800	68,032
#	Dayang Enterprise Holdings Bhd.	301,245	107,227
#	Dialog Group Bhd.	354,214	165,716
	DRB-Hicom Bhd.	391,300	117,651
	Duopharma Biotech Bhd.	139,397	41,582
	Dutch Lady Milk Industries Bhd.	6,400	40,007
	DXN Holdings Bhd.	155,100	19,258
	Eastern & Oriental Bhd.	297,900	56,816
	Eco World Development Group Bhd.	189,400	93,057
*	Ekovest Bhd.	793,150	63,407
#	Farm Fresh Bhd.	206,100	119,599
#	Formosa Prosonic Industries Bhd.	83,700	28,757
	Fraser & Neave Holdings Bhd.	22,500	151,179
#	Frontken Corp. Bhd.	327,250	352,487
	Gamuda Bhd.	204,904	246,092
	Gas Malaysia Bhd.	96,300	104,294
	Genetec Technology Bhd.	92,300	11,416
	Genting Plantations Bhd.	73,400	88,926
#*	Globetronics Technology Bhd.	78,700	6,278
#*	Greatech Technology Bhd.	248,400	122,312
#	Guan Chong Bhd.	211,400	45,314
	HAP Seng Consolidated Bhd.	119,720	84,919
	Hap Seng Plantations Holdings Bhd.	101,200	54,640
		Shares	Value»
MALAYSIA — (Continued)
	Hartalega Holdings Bhd.	405,400	$116,864
*	Hengyuan Refining Co. Bhd.	122,200	23,980
	Hextar Global Bhd.	334,560	72,268
	Hiap Teck Venture Bhd.	695,000	47,215
#	Hong Leong Bank Bhd.	25,090	123,120
	Hong Leong Financial Group Bhd.	27,013	108,951
	Hong Leong Industries Bhd.	22,900	75,121
	Hume Cement Industries Bhd.	31,200	26,063
	Hup Seng Industries Bhd.	164,800	40,531
	IGB Bhd.	96,820	77,520
#	IJM Corp. Bhd.	441,414	260,857
#	Inari Amertron Bhd.	140,663	87,676
	Insas Bhd.	52,800	10,656
	IOI Corp. Bhd.	150,405	144,341
	IOI Properties Group Bhd.	295,710	148,270
#	ITMAX SYSTEM Bhd.	88,400	95,820
	Jaya Tiasa Holdings Bhd.	239,505	65,751
*	JCY International Bhd.	195,300	19,726
#	Keck Seng Malaysia Bhd.	49,000	64,967
	Kelington Group Bhd.	147,400	192,847
#	Kenanga Investment Bank Bhd.	262,900	53,281
	Kerjaya Prospek Group Bhd.	145,309	96,637
#	Kim Loong Resources Bhd.	89,860	49,758
*	KNM Group Bhd.	277,084	331
	Kossan Rubber Industries Bhd.	500,800	141,951
	Kretam Holdings Bhd.	266,200	43,867
	KSL Holdings Bhd.	87,404	62,603
#	Kuala Lumpur Kepong Bhd.	70,982	347,163
#	Lagenda Properties Bhd.	143,100	43,032
	LBS Bina Group Bhd.	391,772	39,722
	Leong Hup International Bhd.	426,800	66,730
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	33,878
	LPI Capital Bhd.	92,900	318,865

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Magni-Tech Industries Bhd.	96,933	$49,242
	Mah Sing Group Bhd.	614,652	152,479
	Malayan Banking Bhd.	534,730	1,260,242
	Malayan Flour Mills Bhd.	388,050	54,683
#	Malaysia Smelting Corp. Bhd.	182,800	60,166
	Malaysian Pacific Industries Bhd.	31,463	224,664
	Malaysian Resources Corp. Bhd.	797,188	85,511
	Matrix Concepts Holdings Bhd.	488,812	159,836
	Maxis Bhd.	304,900	276,677
#	MBM Resources Bhd.	60,030	75,404
	MBSB Bhd.	690,095	119,368
#	Mega First Corp. Bhd.	238,800	211,325
	Mi Technovation Bhd.	92,300	69,427
#	MISC Bhd.	89,200	165,887
#	MKH Bhd.	164,215	41,857
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,555
#	MNRB Holdings Bhd.	186,567	84,082
#Ω	Mr. DIY Group M Bhd.	664,500	253,503
	Muhibbah Engineering M Bhd.	254,850	32,820
	NEXG Bhd.	511,900	46,396
††	Nylex Malaysia Bhd.	3,235	35
#	OCK Group Bhd.	213,600	22,188
#	OSK Holdings Bhd.	535,044	181,409
	PA Resources Bhd.	314,000	12,342
	Padini Holdings Bhd.	201,150	90,777
	Panasonic Manufacturing Malaysia Bhd.	7,300	14,508
#	Pantech Group Holdings Bhd.	219,367	35,069
#	Paramount Corp. Bhd.	122,940	31,119
	Pecca Group Bhd.	76,700	24,711
#	Perak Transit Bhd.	281,850	22,838
#	Petron Malaysia Refining & Marketing Bhd.	41,100	37,026
	Petronas Chemicals Group Bhd.	217,900	202,681
	Petronas Dagangan Bhd.	36,800	199,254
	PPB Group Bhd.	103,660	275,592
		Shares	Value»
MALAYSIA — (Continued)
#	Press Metal Aluminium Holdings Bhd.	337,100	$509,211
	Public Bank Bhd.	1,691,450	1,702,811
	QES Group Bhd.	76,700	9,039
#	QL Resources Bhd.	290,559	287,823
#	RCE Capital Bhd.	222,100	57,224
#	RHB Bank Bhd.	315,178	509,538
	Sam Engineering & Equipment M Bhd.	58,500	67,940
	Sarawak Oil Palms Bhd.	155,320	138,300
	Scientex Bhd.	253,200	204,910
	SD Guthrie Bhd.	299,149	377,088
	Sime Darby Bhd.	685,100	334,918
#	Sime Darby Property Bhd.	613,500	197,281
	SKP Resources Bhd.	363,500	68,070
*	Solarvest Holdings Bhd.	101,700	73,833
	Southern Cable Group Bhd.	48,700	23,762
#	SP Setia Bhd. Group	697,368	143,813
#	Sunway Construction Group Bhd.	83,310	116,863
*	Supermax Corp. Bhd.	584,848	66,168
#	Suria Capital Holdings Bhd.	55,420	21,206
#	Syarikat Takaful Malaysia Keluarga Bhd.	124,568	92,166
#	Ta Ann Holdings Bhd.	107,926	108,122
	Taliworks Corp. Bhd.	197,300	25,186
	Telekom Malaysia Bhd.	140,763	245,314
	Teo Seng Capital Bhd.	152,700	41,515
	Thong Guan Industries Bhd.	95,800	26,305
	TIME dotCom Bhd.	139,500	158,817
#*	Tropicana Corp. Bhd.	229,628	64,071
	TSH Resources Bhd.	225,200	73,039
#	Uchi Technologies Bhd.	115,170	85,179
#	UEM Sunrise Bhd.	532,564	81,264
	United Malacca Bhd.	20,100	28,012
	United Plantations Bhd.	51,700	305,719
	UOA Development Bhd.	197,440	87,104
*	Vantris Energy Bhd.	136,875	17,967
#	Velesto Energy Bhd.	1,498,935	89,577
	ViTrox Corp. Bhd.	48,600	52,222
#	VS Industry Bhd.	1,045,195	123,207

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Wasco Bhd.	102,300	$21,129
#*	WCT Holdings Bhd.	392,235	70,149
#	Wellcall Holdings Bhd.	160,650	48,331
#	Westports Holdings Bhd.	125,095	153,691
	Yinson Holdings Bhd.	404,808	229,052
#	YTL Corp. Bhd.	802,156	496,909
#	YTL Power International Bhd.	267,699	254,453
	Zetrix Ai Bhd.	1,510,917	304,426
TOTAL MALAYSIA			23,657,018
MEXICO — (1.9%)
	Alfa SAB de CV, Class A	1,249,022	945,918
#	Alpek SAB de CV	139,367	70,514
	Alsea SAB de CV	114,720	317,451
	America Movil SAB de CV (AMXB MM)	3,261,741	3,711,452
	Arca Continental SAB de CV	50,653	490,158
*	Axtel SAB de CV	549,874	85,240
Ω	Banco del Bajio SA	341,028	870,261
	Bolsa Mexicana de Valores SAB de CV	102,848	196,080
	Cemex SAB de CV (CEMEXCPO MM)	586,116	594,366
	Cemex SAB de CV (CX US), Sponsored ADR	190,855	1,937,178
*	Cia Minera Autlan SAB de CV	7,371	3,055
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,006	344,316
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	189,492
	Consorcio ARA SAB de CV	285,651	54,275
*	Controladora Alpek SAB de CV	1,764,816	273,578
*	Controladora AXTEL SAB de CV	1,529,960	74,528
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	202,812	135,146
	Corp. Actinver SAB de CV	9,800	10,972
		Shares	Value»
MEXICO — (Continued)
	Corp. Inmobiliaria Vesta SAB de CV	135,803	$412,266
	Corporativo Fragua SAB de CV	1,553	45,138
	El Puerto de Liverpool SAB de CV, Class C1	24,666	120,180
#*††	Empresas ICA SAB de CV	72,400	0
	Financiera Independencia SAB de CV SOFOM ENR	9,985	4,579
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,053	650,556
	GCC SAB de CV	64,147	615,695
	Gentera SAB de CV	660,689	1,567,218
	Gruma SAB de CV, Class B	48,349	818,850
	Grupo Aeroportuario del Centro Norte SAB de CV	84,628	1,042,949
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	575,389
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,714	773,700
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,473	445,347
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	320,185
#	Grupo Bimbo SAB de CV	216,413	747,372
	Grupo Carso SAB de CV	38,124	270,809
#	Grupo Comercial Chedraui SA de CV	68,394	496,762
	Grupo Financiero Banorte SAB de CV, Class O	286,169	2,686,475
	Grupo Financiero Inbursa SAB de CV, Class O	258,333	625,862
	Grupo Herdez SAB de CV	44,185	166,480

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CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Hotelero Santa Fe SAB de CV	21,807	$4,402
	Grupo Industrial Saltillo SAB de CV	114,458	85,388
	Grupo Mexico SAB de CV	231,291	1,995,762
*	Grupo Nutrisa SAB de CV	44,185	12,129
*	Grupo Pochteca SAB de CV	35,990	12,107
#	Grupo Rotoplas SAB de CV	64,745	46,733
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	80,116
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	350,483
#	Grupo Televisa SAB (TLEVICPO MM)	583,240	304,515
*Ω	Grupo Traxion SAB de CV	103,109	75,923
*	Industrias CH SAB de CV	98,329	899,746
*	Industrias Penoles SAB de CV	42,869	1,811,096
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	675,362
	KUO SAB de CV	28,603	78,980
	La Comer SAB de CV	127,700	276,591
	Megacable Holdings SAB de CV	436,801	1,250,085
*	Minera Frisco SAB de CV, Class A1	671,499	319,150
*Ω	Nemak SAB de CV	1,006,675	209,696
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	119,100	107,058
#	Orbia Advance Corp. SAB de CV	255,067	230,924
	Organizacion Cultiba SAB de CV	24,314	13,742
*	Organizacion Soriana SAB de CV, Class B	220,844	315,007
*	Promotora de Hoteles Norte 19 SAB de CV	142,008	51,366
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	46,387	$599,260
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	167,643
#	Qualitas Controladora SAB de CV	55,381	502,464
	Regional SAB de CV	123,235	912,994
#*	Sitios Latinoamerica SAB de CV	326,340	82,031
*	Vitro SAB de CV	86,492	26,816
	Wal-Mart de Mexico SAB de CV	361,703	1,197,338
TOTAL MEXICO			35,384,699
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	11,850	269,825
	Credicorp Ltd.	4,124	1,076,364
	Intercorp Financial Services, Inc.	3,444	148,195
TOTAL PERU			1,494,384
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	242,600	117,406
	Aboitiz Power Corp.	101,000	70,757
	ACEN Corp.	3,090,900	121,663
	Apex Mining Co., Inc.	595,200	94,233
*	Atlas Consolidated Mining & Development Corp.	602,000	52,413
*	AyalaLand Logistics Holdings Corp.	481,300	10,880
	Bank of the Philippine Islands	195,860	350,750
	BDO Unibank, Inc.	396,940	900,237
*	Cebu Air, Inc.	50,500	25,139
	Cebu Landmasters, Inc.	465,178	18,337
	Century Pacific Food, Inc.	265,300	157,875
	China Banking Corp.	354,847	308,185

169

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CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	491,200	$106,347
	Cosco Capital, Inc.	821,400	96,457
	D&L Industries, Inc.	820,700	62,891
*	DITO CME Holdings Corp.	1,352,000	18,841
	DoubleDragon Corp.	395,590	66,579
	Filinvest Development Corp.	54,700	4,320
	First Philippine Holdings Corp.	130,260	158,259
*	Global Ferronickel Holdings, Inc.	762,228	16,447
	Globe Telecom, Inc.	7,170	179,775
	GT Capital Holdings, Inc.	24,199	224,460
	International Container Terminal Services, Inc.	105,880	954,972
	JG Summit Holdings, Inc.	577,728	234,970
	Jollibee Foods Corp.	66,010	242,863
	Keepers Holdings, Inc.	494,000	19,532
	Manila Electric Co.	23,200	230,292
	Manila Water Co., Inc.	432,300	255,195
	Megaworld Corp.	3,423,600	115,819
	Metropolitan Bank & Trust Co.	401,565	470,693
Ω	Monde Nissin Corp.	431,500	49,477
	Nickel Asia Corp.	1,764,600	109,995
	Petron Corp.	1,456,800	58,250
	Philcomsat Holdings Corp.	27,762	50,461
	Philex Mining Corp.	779,600	107,135
	Philippine National Bank	162,052	142,048
	Philippine Seven Corp.	101,200	71,311
	Philippine Stock Exchange, Inc.	5,304	18,299
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,507
#	PLDT, Inc. (PHI US), Sponsored ADR	1,138	22,054
	PLDT, Inc. (TEL PM)	12,985	246,785
	Puregold Price Club, Inc.	409,760	264,917
	RFM Corp.	532,000	39,241
	Rizal Commercial Banking Corp.	339,756	146,710
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	616,366	$156,070
	Robinsons Retail Holdings, Inc.	111,690	66,038
	Security Bank Corp.	113,436	134,089
	Shakey's Pizza Asia Ventures, Inc.	93,500	11,601
*	Shell Pilipinas Corp.	226,990	24,449
	SM Investments Corp.	6,455	79,876
	SM Prime Holdings, Inc.	653,912	248,900
	SSI Group, Inc.	238,000	10,104
	STI Education Systems Holdings, Inc.	437,000	10,532
	Synergy Grid & Development Phils, Inc.	367,800	92,954
	Union Bank of the Philippines	256,483	125,581
	Universal Robina Corp.	148,470	184,016
	Vista Land & Lifescapes, Inc.	1,905,400	31,086
	Vistamalls, Inc.	47,400	1,010
	Wilcon Depot, Inc.	609,600	79,777
TOTAL PHILIPPINES			8,271,860
POLAND — (1.1%)
*	11 bit studios SA	278	13,309
	AB SA	4,499	118,413
	Agora SA	16,251	40,356
	Alior Bank SA	44,133	1,229,772
*Ω	Allegro.eu SA	49,903	465,986
	Amica SA	2,295	35,856
	Apator SA	7,981	50,794
*	Arctic Paper SA	10,034	23,036
	ASBISc Enterprises PLC	15,181	122,460
	Asseco Poland SA	20,093	1,168,744
	Asseco South Eastern Europe SA	7,323	131,055
#	Auto Partner SA	18,955	92,521
	Bank Handlowy w Warszawie SA	7,422	209,209
*	Bank Millennium SA	65,312	273,380
*	Bank Ochrony Srodowiska SA	27,288	88,933
	Bank Polska Kasa Opieki SA	31,431	1,609,323
	Benefit Systems SA	742	629,386
#*	Bioton SA	12,311	14,266

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CONTINUED
		Shares	Value»
POLAND — (Continued)
	BNPP Bank Polska SA	344	$10,538
	Boryszew SA	29,154	47,336
#	Budimex SA	2,030	322,282
#*	CCC SA	9,469	387,561
	CD Projekt SA	1,974	135,629
*	Celon Pharma SA	5,344	31,191
*	CI Games SA	22,569	17,584
#*	Cognor Holding SA	27,030	48,326
	Cyber Folks SA	1,678	83,943
*	Cyfrowy Polsat SA	72,018	258,442
*	Datawalk SA	846	20,877
	Develia SA	118,336	261,607
*Ω	Dino Polska SA	48,903	584,112
	Dom Development SA	3,585	238,840
*	Echo Investment SA	52,622	78,347
#	Elektrotim SA	648	8,801
	Erbud SA	1,249	9,672
*	Fabryki Mebli Forte SA	8,318	58,779
	Ferro SA	2,867	24,368
*	Globe Trade Centre SA	52,134	51,529
*	Grupa Azoty SA	14,911	75,564
	Grupa Kety SA	4,041	1,017,012
	Grupa Pracuj SA	3,386	51,952
*Ω	HUUUGE, Inc.	13,424	87,817
	ING Bank Slaski SA	6,396	545,701
#	Inter Cars SA	2,731	408,094
*	KGHM Polska Miedz SA	19,640	1,030,180
#	KRUK SA	3,905	480,031
#	LPP SA	163	791,231
*	mBank SA	2,075	552,550
	Mirbud SA	33,062	121,646
#	Mo-BRUK SA	626	49,740
*	Mostostal Zabrze SA	9,074	16,444
	Neuca SA	295	59,406
	Newag SA	1,702	41,874
	Orange Polska SA	138,678	337,973
	ORLEN SA	17,430	472,420
	PCC Rokita SA	1,073	19,838
	Pepco Group NV	30,079	226,556
*	PKP Cargo SA	5,403	23,482
	PlayWay SA	504	36,567
*	Polimex-Mostostal SA	21,733	34,911
	Powszechna Kasa Oszczednosci Bank Polski SA	71,931	1,474,820
	Powszechny Zaklad Ubezpieczen SA	65,349	1,044,876
#	Rainbow Tours SA	1,614	54,307
	Santander Bank Polska SA	3,292	433,544
		Shares	Value»
POLAND — (Continued)
*	Selvita SA	2,662	$26,591
	Stalexport Autostrady SA	50,770	39,563
	Synektik SA	1,788	127,257
*	Tauron Polska Energia SA	452,067	1,223,806
	TEN Square Games SA	1,011	24,768
#	Text SA	2,715	35,747
	Torpol SA	3,250	46,877
	Unimot SA	1,807	63,917
	Votum SA	3,220	40,720
	Voxel SA	1,360	56,030
*	VRG SA	93,660	112,630
	Warsaw Stock Exchange	4,693	77,629
	Wawel SA	61	11,629
#	Wirtualna Polska Holding SA	5,486	82,362
Ω	XTB SA	20,407	385,058
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	675	11,418
TOTAL POLAND			20,851,101
QATAR — (0.8%)
	Aamal Co.	913,228	198,249
	Ahli Bank QSC	99,195	98,391
	Al Khaleej Takaful Group QSC	97,689	63,818
	Al Meera Consumer Goods Co. QSC	41,366	166,159
	Al Rayan Bank	808,009	519,432
	Alijarah Holding Co. QPSC	213,700	40,521
*	Baladna	398,434	167,070
	Barwa Real Estate Co.	726,100	524,367
	Commercial Bank PSQC	750,258	853,825
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	30,547
	Doha Bank QPSC	1,270,506	876,800
	Doha Insurance Co. QSC	143,882	99,633
	Dukhan Bank	96,352	91,977
	Gulf International Services QSC	612,447	519,217
	Gulf Warehousing Co.	188,919	132,759
	Lesha Bank LLC	399,987	198,399

171

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CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mannai Corp. QSC	77,226	$112,547
*	Mazaya Real Estate Development QPSC	332,402	56,004
	Meeza QSTP LLC	34,975	32,614
	Mesaieed Petrochemical Holding Co.	654,840	224,567
	Ooredoo QPSC	207,392	771,346
	Qatar Aluminum Manufacturing Co.	1,015,764	432,938
	Qatar Fuel QSC	98,123	404,201
	Qatar Industrial Manufacturing Co. QSC	164,463	109,061
	Qatar Insurance Co. SAQ	930,359	523,720
	Qatar International Islamic Bank QSC	146,531	448,561
	Qatar Islamic Bank QPSC	103,013	694,480
	Qatar Islamic Insurance Group	35,580	86,233
	Qatar National Bank QPSC	862,234	4,385,313
	Qatar Navigation QSC	239,507	731,495
	QLM Life & Medical Insurance Co. WLL	115,220	80,198
	Salam International Investment Ltd. QSC	439,066	91,130
	United Development Co. QSC	788,454	204,198
	Vodafone Qatar PQSC	711,075	469,317
*	Widam Food Co.	42,142	22,986
	Zad Holding Co.	46,056	176,863
TOTAL QATAR			14,638,936
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (2.8%)
	Abdullah Al Othaim Markets Co.	181,860	369,234
		Shares	Value»
SAUDI ARABIA — (Continued)
	Ades Holding Co.	103,368	$467,116
*	Advanced Petrochemical Co.	28,675	289,189
	Al Babtain Power & Telecommunication Co.	16,242	271,847
*	Al Gassim Investment Holding Co.	2,532	12,529
	Al Hassan Ghazi Ibrahim Shaker Co.	6,696	46,676
	Al Jouf Agricultural Development Co.	5,970	73,197
*	Al Khaleej Training & Education Co.	14,056	109,642
	Al Masane Al Kobra Mining Co.	7,353	148,274
	Al Rajhi Bank	228,984	6,472,031
*	Al Rajhi Co. for Co-operative Insurance	3,217	101,134
	Al Yamamah Steel Industries Co.	6,799	66,613
	Alamar Foods	4,715	61,300
	Alandalus Property Co.	14,474	77,179
	Alaseel Co.	79,886	75,995
	Al-Dawaa Medical Services Co.	9,348	163,316
	Aldrees Petroleum & Transport Services Co.	14,603	597,699
	Al-Etihad Cooperative Insurance Co.	3,906	11,260
	Alinma Bank	198,062	1,371,407
	AlJazira Takaful Ta'awuni Co.	8,038	26,505
	AlKhorayef Water & Power Technologies Co.	5,044	202,269
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,480	30,888
	Almarai Co. JSC	117,715	1,560,689
	Almawarid Manpower Co.	1,348	48,163
	Alujain Corp.	15,476	131,823
*	Amlak International Finance Co.	9,165	33,973
*	Anaam International Holding Group Co.	3,944	15,786
	Arab National Bank	155,838	1,007,885
*	Arabia Insurance Cooperative Co.	4,565	13,009

172

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CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
Ω	Arabian Centres Co.	41,346	$241,597
	Arabian Contracting Services Co.	6,520	208,019
	Arabian Drilling Co.	13,468	318,043
	Arabian Internet & Communications Services Co.	6,718	451,200
	Arabian Pipes Co.	43,816	66,610
*	Arabian Shield Cooperative Insurance Co.	12,943	44,985
	Arriyadh Development Co.	37,791	296,836
*	ARTEX Industrial Investment Co.	14,213	53,203
*	Ash-Sharqiyah Development Co.	3,255	14,074
	Astra Industrial Group Co.	8,642	343,034
*	BAAN Holding Group Co.	23,483	13,501
	Bank AlBilad	142,671	1,127,328
*	Bank Al-Jazira	170,758	574,269
	Banque Saudi Fransi	178,210	848,109
	Basic Chemical Industries Ltd.	1,361	10,174
	Bawan Co.	12,687	191,264
	BinDawood Holding Co.	98,390	150,867
	Bupa Arabia for Cooperative Insurance Co.	12,944	566,711
	Catrion Catering Holding Co.	16,632	428,832
*	Chubb Arabia Cooperative Insurance Co.	2,542	21,816
	Co. for Cooperative Insurance	16,274	591,640
*	Dar Al Arkan Real Estate Development Co.	144,135	663,802
	East Pipes Integrated Co. for Industry	5,168	200,352
	Electrical Industries Co.	199,698	615,063
	Elm Co.	2,558	647,118
*	Emaar Economic City	43,026	146,093
	Etihad Etisalat Co.	132,436	2,389,340
*	Fawaz Abdulaziz Al Hokair & Co.	11,511	74,263
	First Milling Co.	6,171	88,353
*	Fitaihi Holding Group	32,967	28,559
	Gulf Insurance Group	7,624	51,395
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Halwani Brothers Co.	3,034	$31,380
*	Herfy Food Services Co.	11,182	62,331
	Jamjoom Pharmaceuticals Factory Co.	4,022	167,115
	Jarir Marketing Co.	152,911	579,131
*	Jazan Development & Investment Co.	3,371	9,724
*	L'Azurde Co. for Jewelry	13,189	43,817
	Leejam Sports Co. JSC	10,386	354,659
*	Liva Insurance Co.	4,532	16,035
*	Lumi Rental Co.	7,836	130,706
	Maharah Human Resources Co.	73,127	107,875
*	Malath Cooperative Insurance Co.	2,840	9,405
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	28,825	117,835
*	Methanol Chemicals Co.	10,810	28,938
*	Middle East Paper Co.	14,495	104,342
	Middle East Pharmaceutical Co.	2,042	74,754
	Middle East Specialized Cables Co.	7,754	60,606
	Mobile Telecommunications Co. Saudi Arabia	328,876	1,006,481
*	Nama Chemicals Co.	1,448	10,070
*	National Agriculture Development Co.	69,281	385,254
	National Co. for Glass Industries	4,364	47,473
	National Co. for Learning & Education	3,840	177,352
	National Gas & Industrialization Co.	4,145	98,309
*	National Metal Manufacturing & Casting Co.	4,650	20,616
	Nayifat Finance Co.	34,904	123,633
*	Perfect Presentation For Commercial Services Co.	22,120	60,191

173

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Rabigh Refining & Petrochemical Co.	118,726	$284,259
*	Red Sea International Co.	1,010	10,925
	Retal Urban Development Co.	58,158	182,925
	Riyad Bank	223,768	1,624,851
	Riyadh Cables Group Co.	6,709	253,115
	SABIC Agri-Nutrients Co.	42,341	1,382,433
	Sahara International Petrochemical Co.	99,044	499,172
	SAL Saudi Logistics Services	6,648	312,185
*	Saudi Arabian Amiantit Co.	5,039	27,200
*	Saudi Arabian Mining Co.	65,923	1,133,332
	Saudi Aramco Base Oil Co.	14,263	366,522
	Saudi Automotive Services Co.	14,997	286,748
	Saudi Awwal Bank	152,123	1,312,589
	Saudi Basic Industries Corp.	74,473	1,212,167
	Saudi Ceramic Co.	24,541	200,158
*	Saudi Co. For Hardware CJSC	1,286	11,396
*	Saudi Darb Investment Co.	20,664	15,706
	Saudi Industrial Investment Group	85,359	369,655
	Saudi Investment Bank	164,773	603,948
*	Saudi Kayan Petrochemical Co.	312,748	491,819
*	Saudi Marketing Co.	7,493	33,126
	Saudi National Bank	307,335	3,270,216
	Saudi Paper Manufacturing Co.	6,278	89,907
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	172,985
*	Saudi Public Transport Co.	33,106	111,946
*	Saudi Real Estate Co.	50,888	195,984
*	Saudi Reinsurance Co.	43,753	362,528
*	Saudi Research & Media Group	2,100	96,272
	Saudi Steel Pipe Co.	8,687	120,569
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Tadawul Group Holding Co.	2,674	$141,995
	Saudi Telecom Co.	451,649	5,440,847
	Saudia Dairy & Foodstuff Co.	5,302	406,329
*	Savola Group	54,601	358,314
	Scientific & Medical Equipment House Co.	3,383	35,490
*	Seera Group Holding	63,072	521,944
*	Shams	5,941	25,503
*	SHL Finance Co.	21,077	122,280
*	Sinad Holding Co.	25,828	72,111
	Sumou Real Estate Co.	1,290	13,345
	Sustained Infrastructure Holding Co.	24,005	233,947
*	Takween Advanced Industries Co.	3,773	7,269
	Tanmiah Food Co.	2,784	58,354
	Theeb Rent A Car Co.	10,087	176,320
	United Electronics Co.	15,439	365,171
	United International Transportation Co.	20,025	395,199
	United Wire Factories Co.	3,430	22,830
*	Wafrah for Industry & Development	1,790	12,731
*	Walaa Cooperative Insurance Co.	21,371	66,621
*	Wataniya Insurance Co.	7,647	29,905
	Yanbu National Petrochemical Co.	28,683	263,741
	Zahrat Al Waha For Trading Co.	2,663	18,393
TOTAL SAUDI ARABIA			52,974,387
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	196,897	2,200,104
	Adcock Ingram Holdings Ltd.	13,200	56,997
	Advtech Ltd.	226,507	461,816
#	AECI Ltd.	56,022	288,878
	Alexander Forbes Group Holdings Ltd.	187,471	88,831
	Altron Ltd., Class A	132,633	140,656
	Anglogold Ashanti PLC (AU US)	38,800	2,638,400

174

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CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Astral Foods Ltd.	19,292	$248,996
	AVI Ltd.	119,794	666,152
	Barloworld Ltd.	95,505	658,374
	Bid Corp. Ltd.	43,264	1,070,965
	Bidvest Group Ltd.	71,557	930,838
*	Blu Label Unlimited Group Ltd.	310,079	221,295
#*	Brait PLC	1,338,437	164,864
	Capitec Bank Holdings Ltd.	6,367	1,408,683
	Cashbuild Ltd.	5,673	45,136
	Caxton & CTP Publishers & Printers Ltd.	26,485	20,259
	City Lodge Hotels Ltd.	170,526	40,323
	Clicks Group Ltd.	57,489	1,212,155
	Coronation Fund Managers Ltd.	84,403	239,602
	Curro Holdings Ltd.	128,158	97,792
	DataTec Ltd.	135,297	561,143
Ω	Dis-Chem Pharmacies Ltd.	130,792	255,839
	Discovery Ltd.	46,334	582,130
	DRDGOLD Ltd. (DRD SJ)	84,660	213,813
	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,192	181,454
	Famous Brands Ltd.	27,058	84,663
	FirstRand Ltd.	472,939	2,244,519
	Foschini Group Ltd.	173,622	921,629
	Gold Fields Ltd. (GFI US), Sponsored ADR	117,653	4,519,052
	Grindrod Ltd.	300,724	293,890
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	652,814
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	106,225	1,753,775
	Hudaco Industries Ltd.	13,408	137,198
	Impala Platinum Holdings Ltd.	106,240	1,138,571
	Investec Ltd.	36,951	278,187
#	Invicta Holdings Ltd.	6,307	13,928
*	iOCO Ltd.	157,410	38,121
	Italtile Ltd.	167,964	89,320
	JSE Ltd.	20,308	165,019
*	KAP Ltd.	1,091,617	103,618
	Kumba Iron Ore Ltd.	15,977	318,198
	Lewis Group Ltd.	26,714	128,820
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Metair Investments Ltd.	63,347	$24,172
	Momentum Group Ltd.	663,559	1,277,544
	Motus Holdings Ltd.	88,069	530,673
	Mpact Ltd.	67,311	90,861
	Mr. Price Group Ltd.	77,051	920,593
	MTN Group Ltd.	376,060	3,757,032
*	Nampak Ltd.	2,502	69,430
	Naspers Ltd., Class N	29,570	2,076,879
	Nedbank Group Ltd.	105,675	1,440,644
	NEPI Rockcastle NV	106,876	866,736
	Ninety One Ltd.	70,682	210,311
	Northam Platinum Holdings Ltd.	41,631	695,266
	Oceana Group Ltd.	28,877	81,514
	Old Mutual Ltd. (OMU SJ)	1,737,762	1,358,850
	Omnia Holdings Ltd.	95,233	418,729
	OUTsurance Group Ltd.	168,811	710,406
Ω	Pepkor Holdings Ltd.	685,647	1,045,419
*	Pick n Pay Stores Ltd.	202,461	330,498
	Premier Group Ltd.	9,489	88,429
	PSG Financial Services Ltd.	305,798	434,639
	Raubex Group Ltd.	86,543	206,838
	Reunert Ltd.	53,629	172,845
	RFG Holdings Ltd.	55,653	69,166
	Sanlam Ltd.	237,018	1,243,773
	Santam Ltd.	14,370	342,779
	Sappi Ltd.	262,390	343,797
	Shoprite Holdings Ltd.	83,160	1,390,989
*	Sibanye Stillwater Ltd. (SSW SJ)	524,717	1,392,441
	Southern Sun Ltd.	240,136	127,497
*	SPAR Group Ltd.	68,063	428,081
	Spur Corp. Ltd.	41,270	85,892
	Stadio Holdings Ltd.	92,501	59,290
	Standard Bank Group Ltd.	237,480	3,492,098
	Super Group Ltd.	222,899	206,446
	Telkom SA SOC Ltd.	172,194	481,652
	Tiger Brands Ltd.	48,620	920,049
	Truworths International Ltd.	108,179	323,969
	Valterra Platinum Ltd.	10,402	643,355
	Vodacom Group Ltd.	121,330	982,197
	We Buy Cars Holdings Ltd.	65,467	173,609
	Wilson Bayly Holmes-Ovcon Ltd.	19,702	172,024

175

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	239,487	$723,098
	Zeda Ltd.	134,033	95,024
TOTAL SOUTH AFRICA			58,082,351
SOUTH KOREA — (13.3%)
*	3S Korea Co. Ltd.	8,243	10,223
*	ABLBio, Inc.	1,116	77,938
	Able C&C Co. Ltd.	3,827	26,134
	ABOV Semiconductor Co. Ltd.	1,421	12,487
*	ADTechnology Co. Ltd.	2,141	39,409
	Advanced Nano Products Co. Ltd.	1,410	64,995
	Advanced Process Systems Corp.	6,270	87,279
	Aekyung Chemical Co. Ltd.	6,856	52,531
	Aekyung Industrial Co. Ltd.	4,364	42,852
*	Agabang & Co.	7,622	24,382
	Ahnlab, Inc.	1,081	46,048
*	Air Busan Co. Ltd.	25,072	32,190
	AJ Networks Co. Ltd.	6,444	19,432
	Ajin Industrial Co. Ltd.	9,270	21,381
	AK Holdings, Inc.	2,900	19,927
*	Alteogen, Inc.	3,159	1,080,204
*	ALUKO Co. Ltd.	29,610	42,625
*	Amicogen, Inc.	5,986	12,755
	Amorepacific Corp.	3,149	266,713
	Amorepacific Holdings Corp.	7,454	132,664
*	Amotech Co. Ltd.	3,102	22,944
*	Anam Electronics Co. Ltd.	28,466	25,065
*	Ananti, Inc.	17,903	96,590
*	Anapass, Inc.	1,884	23,299
*	Anterogen Co. Ltd.	1,197	18,930
	Aplus Asset Advisor Co. Ltd.	8,967	39,176
*	APS, Inc.	5,387	15,339
*	APTN, Inc.	16,291	7,428
*	Asia Pacific Satellite, Inc.	1,533	13,372
	Asia Paper Manufacturing Co. Ltd.	8,411	43,527
	Atec Co. Ltd.	1,127	8,804
	Aurora World Corp.	1,656	25,241
	Avaco Co. Ltd.	2,325	25,526
	Baiksan Co. Ltd.	4,198	39,689
	BGF Co. Ltd.	15,592	41,605
		Shares	Value»
SOUTH KOREA — (Continued)
	BH Co. Ltd.	11,142	$143,144
*	BHI Co. Ltd.	3,769	133,490
	Binggrae Co. Ltd.	2,766	140,165
	Bio Plus Co. Ltd.	10,739	47,009
*	Bioneer Corp.	2,941	31,952
	BioNote, Inc.	6,867	26,526
	BIT Computer Co. Ltd.	4,460	14,852
*	BNC Korea Co. Ltd.	12,708	45,162
	BNK Financial Group, Inc.	62,626	606,262
	Boditech Med, Inc.	4,522	43,029
	Bookook Securities Co. Ltd.	1,360	64,595
*	Bosung Power Technology Co. Ltd.	5,041	18,838
*	Bubang Co. Ltd.	3,072	3,084
*††	Bucket Studio Co. Ltd.	16,344	2,478
*	Bukwang Pharmaceutical Co. Ltd.	8,717	22,573
	BYC Co. Ltd.	1,390	36,603
	Byucksan Corp.	5,516	6,752
	C&C International Co. Ltd.	1,155	30,396
	C&G Hi Tech Co. Ltd.	2,131	23,756
*	Cafe24 Corp.	5,387	135,182
*	CammSys Corp.	4,581	2,247
#	Cape Industries Ltd.	7,657	75,629
	Caregen Co. Ltd.	3,053	138,801
*	Celltrion Pharm, Inc.	3,266	145,929
	Celltrion, Inc.	2,644	325,438
	Cheil Electric Co. Ltd.	2,907	22,630
	Cheil Worldwide, Inc.	26,065	371,966
	Chemtronics Co. Ltd.	2,899	70,772
#	Cheryong Electric Co. Ltd.	4,562	123,957
	Chinyang Holdings Corp.	9,810	22,334
	Chips&Media, Inc.	1,793	20,439
*	Choil Aluminum Co. Ltd.	23,460	21,971
	Chong Kun Dang Pharmaceutical Corp.	2,943	170,841
	Choong Ang Vaccine Laboratory	2,468	16,915
*	Chorokbaem Media Co. Ltd.	6,960	26,427
*	Chunbo Co. Ltd.	765	38,617
*	CJ CGV Co. Ltd.	37,529	131,454
	CJ CheilJedang Corp.	3,251	522,831

176

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	CJ Corp.	5,161	$617,403
*	CJ ENM Co. Ltd.	6,527	320,918
	CJ Freshway Corp.	4,127	72,346
	CJ Logistics Corp.	4,090	236,152
	Classys, Inc.	5,466	188,706
	CLIO Cosmetics Co. Ltd.	1,429	14,315
*	CoAsia Corp.	4,353	21,356
*	Com2uS Holdings Corp.	1,402	19,753
	Com2uSCorp	3,864	92,321
	Coocon Corp.	1,358	33,460
*	Coreana Cosmetics Co. Ltd.	10,367	18,843
	Cosmax, Inc.	2,314	331,363
	Cosmecca Korea Co. Ltd.	2,209	102,319
#*	CosmoAM&T Co. Ltd.	2,340	90,842
*	Cosmochemical Co. Ltd.	2,885	38,985
#	Coway Co. Ltd.	19,589	1,224,896
	Cowintech Co. Ltd.	2,973	35,764
	CR Holdings Co. Ltd.	8,100	27,366
*	Creative & Innovative System	16,624	88,109
	Creverse, Inc.	2,158	19,418
*	CS Bearing Co. Ltd.	3,968	18,605
	CS Wind Corp.	8,116	247,852
*	CTC BIO, Inc.	2,673	9,650
*	Cube Entertainment, Inc.	1,866	19,091
	Cuckoo Holdings Co. Ltd.	3,956	79,714
	Cuckoo Homesys Co. Ltd.	4,387	70,771
*	Curexo, Inc.	2,908	21,456
	Cymechs, Inc.	2,223	30,031
	D.I Corp.	2,730	46,571
*††	DA Technology Co. Ltd.	29,845	796
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	23,921
	Dae Won Kang Up Co. Ltd.	23,068	67,934
*	Daea TI Co. Ltd.	7,647	21,708
	Daebongls Co. Ltd.	1,258	10,738
*	Daechang Co. Ltd.	33,874	31,162
	Daechang Forging Co. Ltd.	2,649	12,408
	Daedong Corp.	8,930	60,976
	Daeduck Co. Ltd.	9,954	63,644
#	Daeduck Electronics Co. Ltd.	13,134	348,029
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	512	$49,758
	Daehan Steel Co. Ltd.	2,584	26,733
*	Dae-Il Corp.	10,593	36,641
#	Daejoo Electronic Materials Co. Ltd.	2,305	121,898
#	Daesang Corp.	12,237	178,785
	Daesang Holdings Co. Ltd.	6,972	45,183
	Daesung Energy Co. Ltd.	2,270	13,046
*	Daesung Private Equity, Inc.	2,638	2,945
*	Daewon Cable Co. Ltd.	8,447	21,557
	Daewon Pharmaceutical Co. Ltd.	5,036	45,979
	Daewon San Up Co. Ltd.	6,131	48,670
#*	Daewoo Engineering & Construction Co. Ltd.	84,264	221,025
	Daihan Pharmaceutical Co. Ltd.	2,228	45,408
	Daishin Securities Co. Ltd.	13,697	279,185
#*	Danal Co. Ltd.	11,688	65,960
	Daol Investment & Securities Co. Ltd.	15,603	39,592
	Daou Data Corp.	7,570	93,179
	Daou Technology, Inc.	14,004	382,598
*	Dasan Networks, Inc.	6,597	15,119
*	Dawonsys Co. Ltd.	8,387	22,253
	DB HiTek Co. Ltd.	10,659	437,879
	DB Insurance Co. Ltd.	10,767	957,011
	DB Securities Co. Ltd.	12,270	86,979
*	DB, Inc.	25,215	25,732
*	DE&T Co. Ltd.	5,821	25,712
	Dear U Co. Ltd.	2,034	54,544
	Dentium Co. Ltd.	2,353	93,942
	Deutsch Motors, Inc.	11,957	37,447
	Device Co. Ltd.	1,929	16,131
*	Devsisters Co. Ltd.	2,166	64,231
	DI Dong Il Corp.	4,674	59,249
	Digital Daesung Co. Ltd.	8,734	42,129
*	DIO Corp.	1,625	19,146
	DIT Corp.	1,126	12,015

177

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DK Tech Co. Ltd.	5,029	$26,781
*††	DKME	116,791	30,740
	DL E&C Co. Ltd.	13,916	416,284
#	DL Holdings Co. Ltd.	5,712	155,783
††	DMS Co. Ltd.	10,092	16,816
#	DN Automotive Corp.	12,325	201,041
	Dohwa Engineering Co. Ltd.	5,055	21,622
	Dong-A ST Co. Ltd.	2,154	73,850
	Dongbang Transport Logistics Co. Ltd.	19,699	38,388
	Dongjin Semichem Co. Ltd.	12,771	381,636
	Dongkoo Bio & Pharma Co. Ltd.	3,136	11,810
	DongKook Pharmaceutical Co. Ltd.	9,657	119,706
	Dongkuk CM Co. Ltd.	2,480	9,116
	Dongkuk Holdings Co. Ltd.	5,999	30,746
	Dongkuk Industries Co. Ltd.	13,609	28,499
	Dongkuk Steel Mill Co. Ltd.	14,759	88,041
	Dongsuh Cos., Inc.	4,147	78,491
	Dongsung Chemical Co. Ltd.	15,215	42,700
	Dongsung Finetec Co. Ltd.	5,270	117,440
*	Dongwha Enterprise Co. Ltd.	4,747	33,008
	Dongwon Development Co. Ltd.	20,377	37,024
	Dongwon Industries Co. Ltd.	3,507	119,076
	Dongwon Systems Corp.	1,631	31,998
	Dongwoon Anatech Co. Ltd.	4,207	49,528
	Dongyang E&P, Inc.	2,221	33,341
	Doosan Bobcat, Inc.	15,747	664,730
	Doosan Co. Ltd.	604	399,102
*	Doosan Enerbility Co. Ltd.	6,516	403,282
*	Doosan Fuel Cell Co. Ltd.	5,747	171,611
	Doosan Tesna, Inc.	4,233	148,385
#	Douzone Bizon Co. Ltd.	3,591	224,313
*	Dream Security Co. Ltd.	11,309	26,428
	Dreamtech Co. Ltd.	13,722	61,480
		Shares	Value»
SOUTH KOREA — (Continued)
*	DRTECH Corp.	6,589	$9,152
*	DS Dansuk Co. Ltd.	2,671	37,798
*	DSK Co. Ltd.	6,678	36,669
*	Duchembio Co. Ltd.	1,380	8,861
*	Duk San Neolux Co. Ltd.	3,143	92,613
*	Duksan Hi-Metal Co. Ltd.	4,073	18,858
*	Duksan Techopia Co. Ltd.	1,334	19,413
	DY POWER Corp.	1,158	10,392
	E1 Corp.	602	31,574
	Easy Holdings Co. Ltd.	19,016	50,382
	Echo Marketing, Inc.	5,078	41,226
*	Eco Volt Co. Ltd.	16,063	11,276
	Ecoplastic Corp.	18,180	41,177
#*	Ecopro BM Co. Ltd.	1,513	169,293
#	Ecopro Co. Ltd.	5,516	339,685
	Ecopro HN Co. Ltd.	2,169	42,134
	Elentec Co. Ltd.	2,809	17,906
	E-MART, Inc.	4,748	240,503
#*	EMRO, Inc.	1,576	49,139
*	EM-Tech Co. Ltd.	3,371	22,036
#*	Enchem Co. Ltd.	1,421	85,339
	ENF Technology Co. Ltd.	4,496	155,904
*	Enplus Co. Ltd.	9,314	3,341
*	Enzychem Lifesciences Corp.	26,948	19,224
	Eo Technics Co. Ltd.	427	70,228
*	Eubiologics Co. Ltd.	6,321	54,723
	Eugene Corp.	25,711	60,325
	Eugene Investment & Securities Co. Ltd.	27,685	72,317
	Eugene Technology Co. Ltd.	3,965	262,881
*	E-World	9,298	9,194
	Exicon Co. Ltd.	2,110	23,629
	F&F Co. Ltd.	5,448	234,220
	Fasoo Co. Ltd.	1,847	6,154
*	Fine M-Tec Co. Ltd.	2,738	16,717
*	Fine Semitech Corp.	2,702	69,214
*††	Flask Co. Ltd.	4,587	2,859
*	Foosung Co. Ltd.	8,532	53,123
	Fursys, Inc.	1,797	57,364
	Gabia, Inc.	4,174	79,276
*	GAEASOFT	6,369	31,270
	Galaxia Moneytree Co. Ltd.	2,236	14,835
*	GAMSUNG Corp. Co. Ltd.	22,439	79,775
*	Gaon Cable Co. Ltd.	659	38,643
*	Gaonchips Co. Ltd.	635	23,566
*	GC Cell Corp.	2,823	45,407

178

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genexine, Inc.	8,313	$30,212
*	Genic Co. Ltd.	1,391	20,943
	Geumhwa PSC Co. Ltd.	1,944	43,352
*	Giantstep, Inc.	2,395	8,503
	Global Standard Technology Co. Ltd.	5,893	106,129
*	Global Tax Free Co. Ltd.	14,089	55,662
*	GnBS eco Co. Ltd.	8,673	17,624
	GnCenergy Co. Ltd.	2,911	82,688
	GOLFZON Co. Ltd.	2,432	101,250
	Gradiant Corp.	4,131	36,959
	Green Chemical Co. Ltd.	1,042	4,918
	Green Cross Corp.	1,755	159,484
	Green Cross Holdings Corp.	5,487	60,636
	GS Engineering & Construction Corp.	18,049	236,383
*	GS P&L Co. Ltd.	3,407	91,574
	Gwangju Shinsegae Co. Ltd.	1,600	33,846
	HAESUNG DS Co. Ltd.	5,246	189,103
	Han Kuk Carbon Co. Ltd.	9,411	241,639
	Hana Financial Group, Inc.	70,354	4,214,787
	Hana Materials, Inc.	2,798	80,366
	Hana Micron, Inc.	20,978	430,108
*	Hana Technology Co. Ltd.	922	19,503
	Hana Tour Service, Inc.	4,085	136,512
*	Hanall Biopharma Co. Ltd.	2,248	65,186
	Hancom, Inc.	6,331	110,007
	Handok, Inc.	4,481	35,832
	Handsome Co. Ltd.	4,924	50,677
	Hanil Feed Co. Ltd.	5,197	11,694
	Hanjin Kal Corp.	2,408	176,735
	Hanjin Logistics Corp.	2,881	40,415
*	HanJung Natural Connectivity System Co. Ltd.	1,156	37,252
	Hankook Cosmetics Manufacturing Co. Ltd.	267	10,094
	Hankook Shell Oil Co. Ltd.	262	81,006
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	27,803	$902,694
#	Hanmi Semiconductor Co. Ltd.	8,545	854,521
	HanmiGlobal Co. Ltd.	4,233	60,442
	Hannong Chemicals, Inc.	1,919	21,192
*	Hanon Systems	71,654	218,921
	Hansae Co. Ltd.	7,860	58,219
	Hansol Chemical Co. Ltd.	3,222	523,593
	Hansol Holdings Co. Ltd.	19,120	40,501
*	Hansol IONES Co. Ltd.	2,622	24,228
	Hansol Paper Co. Ltd.	9,682	55,216
	Hansol Technics Co. Ltd.	14,047	64,078
	Hanssem Co. Ltd.	2,297	74,867
*	Hanwha Engine	11,849	410,538
*	Hanwha Galleria Corp.	52,850	39,690
*	Hanwha General Insurance Co. Ltd.	27,895	105,926
*	Hanwha Investment & Securities Co. Ltd.	55,055	206,015
*	Hanwha Life Insurance Co. Ltd.	74,833	158,897
*	Hanwha Ocean Co. Ltd.	1,596	153,840
#	Hanwha Solutions Corp.	25,968	555,233
*	Hanwha Vision Co. Ltd.	3,652	128,509
*	Hanyang Digitech Co. Ltd.	2,583	41,180
	Hanyang Eng Co. Ltd.	5,655	79,904
	Hanyang Securities Co. Ltd.	3,629	48,339
*	Harim Co. Ltd.	20,657	41,741
	Harim Holdings Co. Ltd.	26,320	136,414
	HB SOLUTION Co. Ltd.	7,112	12,681
	HB Technology Co. Ltd.	31,571	43,893
	HC HomeCenter Co. Ltd.	8,129	3,992
	HD Hyundai Co. Ltd.	5,693	817,703

179

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Construction Equipment Co. Ltd.	5,633	$394,610
	HD Hyundai Electric Co. Ltd.	4,566	2,774,055
*	HD Hyundai Energy Solutions Co. Ltd.	1,140	45,290
	HD Hyundai Heavy Industries Co. Ltd.	1,772	746,225
	HD Hyundai Infracore Co. Ltd.	27,546	293,885
	HD Hyundai Mipo	1,415	239,690
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,120	1,369,408
	HDC Holdings Co. Ltd.	16,074	207,431
	HDC Hyundai Development Co-Engineering & Construction	17,590	237,602
*	HD-Hyundai Marine Engine	2,496	173,710
	Hecto Innovation Co. Ltd.	3,956	44,874
*	Helixmith Co. Ltd.	11,710	43,507
*	Heung-A Shipping Co. Ltd.	29,145	35,587
	High Tech Pharm Co. Ltd.	1,900	16,744
	HK inno N Corp.	6,518	225,745
	HL Holdings Corp.	2,869	81,467
#	HL Mando Co. Ltd.	16,916	456,092
*	HLB Biostep Co. Ltd.	14,537	12,538
*	HLB Global Co. Ltd.	7,107	10,338
*	Hlb Pharma Ceutical Co. Ltd.	2,416	26,016
*	HLB, Inc.	4,622	157,314
	HMM Co. Ltd.	45,620	656,871
*	Hotel Shilla Co. Ltd.	7,457	254,281
#	HPSP Co. Ltd.	12,385	298,674
	HS Hyosung Advanced Materials Corp.	1,200	155,702
*	HS Hyosung Corp.	689	28,080
	HS Industries Co. Ltd.	14,609	40,849
*	Hugel, Inc.	991	181,835
*	Humasis Co. Ltd.	23,980	20,565
	Humedix Co. Ltd.	2,503	88,091
	Huons Co. Ltd.	3,731	76,471
		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	2,407	$92,003
	Husteel Co. Ltd.	17,299	49,677
	Hwa Shin Co. Ltd.	9,790	60,347
	Hwangkum Steel & Technology Co. Ltd.	4,431	17,524
	Hwaseung Enterprise Co. Ltd.	8,077	28,848
	HYBE Co. Ltd.	1,498	357,838
	Hy-Lok Corp.	3,204	83,522
	Hyosung Corp.	3,097	274,740
	Hyosung Heavy Industries Corp.	859	1,281,318
	Hyosung TNC Corp.	1,627	237,180
	Hyundai Autoever Corp.	1,463	208,226
	Hyundai Bioland Co. Ltd.	5,522	17,158
	Hyundai BNG Steel Co. Ltd.	4,900	38,528
	HYUNDAI Corp.	4,150	61,737
	Hyundai Department Store Co. Ltd.	7,377	417,919
	Hyundai Elevator Co. Ltd.	4,692	248,694
	Hyundai Engineering & Construction Co. Ltd.	15,451	759,148
	Hyundai Ezwel Co. Ltd.	4,618	17,073
	Hyundai Futurenet Co. Ltd.	10,966	24,451
	Hyundai Glovis Co. Ltd.	10,996	1,453,277
	Hyundai Green Food	8,649	91,342
	Hyundai Home Shopping Network Corp.	2,024	74,684
	Hyundai Hyms Co. Ltd.	1,583	25,171
	Hyundai Livart Furniture Co. Ltd.	6,686	30,988
*	Hyundai Marine & Fire Insurance Co. Ltd.	28,221	539,985
	Hyundai Mobis Co. Ltd.	6,655	1,471,670
	Hyundai Motor Co.	26,412	5,356,072
	Hyundai Motor Securities Co. Ltd.	16,835	102,958
	Hyundai Movex Co. Ltd.	9,201	65,128
	Hyundai Steel Co.	18,946	437,707
	Hyundai Wia Corp.	8,192	336,215

180

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HyVision System, Inc.	3,859	$43,753
	i3system, Inc.	1,104	59,943
*	Icure Pharm, Inc.	2,386	3,634
	iFamilySC Co. Ltd.	3,749	46,681
	Iljin Electric Co. Ltd.	5,713	229,652
	Iljin Holdings Co. Ltd.	3,076	15,099
*	Iljin Hysolus Co. Ltd.	1,181	15,841
	Iljin Power Co. Ltd.	4,220	32,735
	Ilshin Spinning Co. Ltd.	8,435	71,190
	Ilyang Pharmaceutical Co. Ltd.	2,889	26,462
	iM Financial Group Co. Ltd.	77,345	717,620
	iMarketKorea, Inc.	9,902	54,480
	InBody Co. Ltd.	3,960	79,699
	Incar Financial Service Co. Ltd.	5,047	42,372
	Industrial Bank of Korea	73,356	994,118
	Infinitt Healthcare Co. Ltd.	5,469	22,494
	Innocean Worldwide, Inc.	9,240	111,142
	InnoWireless Co. Ltd.	1,882	30,858
	Innox Advanced Materials Co. Ltd.	6,188	106,702
*	Insun ENT Co. Ltd.	13,154	38,767
*	Insung Information Co. Ltd.	9,259	11,865
	Intellian Technologies, Inc.	1,921	60,816
	Intelligent Digital Integrated Security Co. Ltd.	1,743	21,972
*	Interflex Co. Ltd.	5,184	33,560
	Interojo Co. Ltd.	2,350	28,228
	INTOPS Co. Ltd.	6,004	68,033
	iNtRON Biotechnology, Inc.	4,530	10,547
	INVENI Co. Ltd.	755	32,813
	IS Dongseo Co. Ltd.	6,609	86,123
	ISC Co. Ltd.	1,934	107,421
	i-SENS, Inc.	3,076	37,319
*	ISU Abxis Co. Ltd.	3,988	13,683
*	ISU Chemical Co. Ltd.	5,097	38,080
	IsuPetasys Co. Ltd.	13,854	1,098,822
*	ITEK, Inc.	8,093	34,469
*	ITM Semiconductor Co. Ltd.	1,624	13,644
*	Jahwa Electronics Co. Ltd.	7,183	109,099
		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co. Ltd.	46,009	$724,359
*	Jeju Air Co. Ltd.	8,891	35,600
*	Jeju Semiconductor Corp.	3,967	56,889
*	JETEMA Co. Ltd.	3,077	12,535
*	Jin Air Co. Ltd.	4,887	24,705
	Jinsung T.E.C.	6,490	59,431
*	JNTC Co. Ltd.	3,202	60,612
*	JoyCity Corp.	1,775	2,335
	Jusung Engineering Co. Ltd.	9,605	205,890
	JVM Co. Ltd.	1,903	37,258
	JW Life Science Corp.	4,771	45,006
	JYP Entertainment Corp.	7,597	430,738
	K Car Co. Ltd.	5,037	53,546
	K Ensol Co. Ltd.	2,244	18,015
	Kakao Corp.	10,788	491,660
#*	Kakao Games Corp.	14,145	159,530
#	KakaoBank Corp.	13,806	223,778
*	Kakaopay Corp.	1,890	69,198
*††	Kanglim Co. Ltd.	4,125	3,283
*	Kangwon Energy Co. Ltd.	3,155	35,486
	KB Financial Group, Inc. (105560 KS)	59,620	4,867,035
	KB Financial Group, Inc. (KB US), ADR	10,427	848,966
*	KBI Dongyang Steel Pipe Co. Ltd.	9,641	16,311
	KC Co. Ltd.	3,423	62,586
	KC Tech Co. Ltd.	2,990	80,064
	KCC Corp.	1,096	337,445
	KCC Glass Corp.	4,327	78,781
#	KCTC	13,067	49,536
*	KEC Corp.	72,307	39,353
	KEPCO Engineering & Construction Co., Inc.	882	62,920
	KEPCO Plant Service & Engineering Co. Ltd.	6,573	233,148
	KG Chemical Corp.	16,105	54,961
	KG Dongbusteel	18,126	69,247
	KG Eco Solution Co. Ltd.	12,156	48,304
*	KG Mobility Co.	27,602	73,808
	Kginicis Co. Ltd.	7,291	52,468
	KGMobilians Co. Ltd.	9,604	33,263
	KH Vatec Co. Ltd.	7,958	69,946
	Kia Corp.	67,227	5,638,905
	KINX, Inc.	1,034	67,433

181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Corp.	5,433	$38,182
	KISCO Holdings Co. Ltd.	2,780	49,927
	KISWIRE Ltd.	5,402	67,677
	KIWOOM Securities Co. Ltd.	5,698	1,183,549
*	KMW Co. Ltd.	3,770	44,903
*	KNJ Co. Ltd.	1,991	36,352
	Koh Young Technology, Inc.	7,780	90,673
	Kolmar BNH Co. Ltd.	2,608	25,375
#	Kolmar Holdings Co. Ltd.	4,314	33,423
	Kolon Corp.	3,612	110,255
	Kolon Enp, Inc.	7,122	38,746
	Kolon Global Corp.	2,282	14,456
	Kolon Industries, Inc.	8,656	215,844
*	Kolon Life Science, Inc.	583	13,416
	KoMiCo Ltd.	2,410	186,167
	KONA I Co. Ltd.	3,514	116,176
	Korea Asset In Trust Co. Ltd.	31,622	49,142
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	33,883
*	Korea Circuit Co. Ltd.	5,123	73,891
	Korea District Heating Corp.	743	49,838
	Korea Electric Terminal Co. Ltd.	3,099	134,387
	Korea Electronic Power Industrial Development Co. Ltd.	3,147	27,112
	Korea Export Packaging Industrial Co. Ltd.	8,450	17,049
	Korea Fuel-Tech Corp.	10,279	43,166
	Korea Gas Corp.	5,875	171,764
*	Korea Information & Communications Co. Ltd.	7,274	41,471
	Korea Information Certificate Authority, Inc.	8,741	38,014
	Korea Investment Holdings Co. Ltd.	14,096	1,797,182
*	Korea Line Corp.	77,758	102,395
	Korea Movenex Co. Ltd.	14,544	40,496
	Korea Petrochemical Ind Co. Ltd.	1,571	144,167
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petroleum Industries Co.	1,683	$16,418
	Korea Pharma Co. Ltd.	615	5,705
	Korea Ratings Corp.	564	38,798
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	80,072
#	Korea Zinc Co. Ltd.	1,239	897,483
	Korean Air Lines Co. Ltd.	69,484	1,078,269
	Korean Reinsurance Co.	70,890	527,518
	Kortek Corp.	5,563	33,580
	Koryo Credit Information Co. Ltd.	2,209	16,197
	KPX Chemical Co. Ltd.	1,121	37,650
*	Krafton, Inc.	5,206	1,007,608
	KSS LINE Ltd.	8,802	57,064
	KT Corp. (KT US), Sponsored ADR	12,498	231,838
	KT Skylife Co. Ltd.	9,022	31,701
	KTCS Corp.	9,824	20,102
	Kukdong Oil & Chemicals Co. Ltd.	10,859	25,148
	Kukje Pharma Co. Ltd.	4,142	12,392
	Kukjeon Pharmaceutical Co. Ltd.	2,139	5,432
	Kumho Petrochemical Co. Ltd.	3,535	287,341
#*	Kumho Tire Co., Inc.	55,881	184,893
*	KUMHOE&C Co. Ltd.	636	1,525
*	Kwangmu Co. Ltd.	6,350	10,090
	KX Innovation Co. Ltd.	3,585	9,582
	Kyeryong Construction Industrial Co. Ltd.	4,158	50,177
	Kyobo Securities Co. Ltd.	10,116	66,819
	Kyung Dong Navien Co. Ltd.	3,051	150,983
	Kyungbang Co. Ltd.	5,365	25,108
	Kyung-In Synthetic Corp.	15,465	31,770
	KZ Precision Corp.	3,100	32,695
#*	L&F Co. Ltd.	1,112	94,936
*	L&K Biomed Co. Ltd.	1,817	11,509
*	LabGenomics Co. Ltd.	14,945	23,109

182

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lake Materials Co. Ltd.	13,790	$141,146
*	LB Semicon, Inc.	19,980	69,537
	Lee Ku Industrial Co. Ltd.	6,154	21,277
	LEENO Industrial, Inc.	10,346	416,429
	LF Corp.	7,212	92,400
	LG Corp.	12,299	691,707
*	LG Display Co. Ltd. (034220 KS)	74,561	762,285
*	LG Display Co. Ltd. (LPL US), ADR	111,826	560,248
	LG Electronics, Inc.	34,829	2,136,175
#*	LG Energy Solution Ltd.	1,522	503,853
	LG H&H Co. Ltd.	2,038	406,341
	LG Innotek Co. Ltd.	5,465	921,904
	LG Uplus Corp.	95,297	1,018,686
*	LigaChem Biosciences, Inc.	828	84,907
*	LOT Vacuum Co. Ltd.	4,434	40,494
	Lotte Chemical Corp.	3,491	172,943
	Lotte Corp.	7,012	143,606
*	Lotte Data Communication Co.	1,829	26,590
*	Lotte Energy Materials Corp.	8,382	152,449
	LOTTE Fine Chemical Co. Ltd.	7,873	251,582
	LOTTE Himart Co. Ltd.	1,295	6,945
*	Lotte Non-Life Insurance Co. Ltd.	16,008	21,300
	Lotte Rental Co. Ltd.	8,583	176,344
	Lotte Shopping Co. Ltd.	2,687	122,618
	Lotte Wellfood Co. Ltd.	1,356	108,361
#	LS Corp.	4,239	617,766
	LS Eco Energy Ltd.	3,866	124,532
	LS Electric Co. Ltd.	4,067	1,234,577
	LS Marine Solution Co. Ltd.	3,720	75,111
*	LS Materials Ltd.	3,117	29,243
	LTC Co. Ltd.	584	8,617
*	LVMC Holdings	48,539	56,430
	LX Hausys Ltd.	4,303	84,886
	LX Semicon Co. Ltd.	5,553	222,717
	M.I.Tech Co. Ltd.	6,029	26,037
	Macquarie Korea Infrastructure Fund	89,053	686,802
	Maeil Dairies Co. Ltd.	2,167	52,676
	Mcnex Co. Ltd.	5,307	115,731
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mediana Co. Ltd.	4,570	$17,026
*	Medipost Co. Ltd.	4,081	49,479
	Medytox, Inc.	694	58,439
*	Meerecompany, Inc.	1,878	20,125
	MegaStudy Co. Ltd.	3,816	30,166
	MegaStudyEdu Co. Ltd.	2,874	83,786
	Meritz Financial Group, Inc.	22,383	1,734,586
	META BIOMED Co. Ltd.	5,123	20,176
	Mgame Corp.	7,410	33,725
	Mi Chang Oil Industrial Co. Ltd.	382	29,185
*	MiCo Ltd.	11,862	120,309
#*	Mirae Asset Life Insurance Co. Ltd.	21,538	132,533
	Mirae Asset Securities Co. Ltd.	28,329	520,862
	Mirae Asset Venture Investment Co. Ltd.	5,218	31,145
	Misto Holdings Corp.	13,458	347,130
	Miwon Chemicals Co. Ltd.	571	34,397
	Miwon Commercial Co. Ltd.	595	63,144
	Miwon Holdings Co. Ltd.	324	16,066
	Miwon Specialty Chemical Co. Ltd.	519	51,207
	MK Electron Co. Ltd.	8,599	55,610
	MNTech Co. Ltd.	3,027	23,962
	Modetour Network, Inc.	2,945	22,974
*	MONAYONGPYONG	12,765	31,113
*	Motrex Co. Ltd.	7,187	43,773
*	MS Autotech Co. Ltd.	6,080	10,197
	Multicampus Co. Ltd.	1,262	27,718
	Myoung Shin Industrial Co. Ltd.	14,909	97,482
	Namhae Chemical Corp.	10,948	49,492
*	Namsun Aluminum Co. Ltd.	35,479	26,587
	Namuga Co. Ltd.	2,390	28,265
	Namyang Dairy Products Co. Ltd.	1,079	38,976
*	Nature & Environment Co. Ltd.	31,751	13,801
	Nature Holdings Co. Ltd.	6,062	40,590
	NAVER Corp.	4,209	788,835
	NCSoft Corp.	1,508	232,765
	NeoPharm Co. Ltd.	4,164	49,970

183

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Neosem, Inc.	2,981	$26,061
*	Neowiz	3,403	58,403
	Neowiz Holdings Corp.	1,665	26,913
*	Nepes Ark Corp.	3,300	45,939
*	NEPES Corp.	6,613	80,324
*	Neptune Co.	8,029	33,209
Ω	Netmarble Corp.	5,521	209,218
	New Power Plasma Co. Ltd.	10,930	47,489
*	Newflex Technology Co. Ltd.	3,847	14,134
	Nexen Corp.	9,997	37,512
	Nexen Tire Corp.	14,156	63,722
*	Nexon Games Co. Ltd.	3,344	31,315
	NEXTIN, Inc.	2,537	116,862
	NH Investment & Securities Co. Ltd.	43,382	618,459
	NHN Corp.	7,149	145,047
#	NHN KCP Corp.	8,874	99,037
	NICE Holdings Co. Ltd.	9,918	96,521
	Nice Information & Telecommunication, Inc.	3,525	56,492
	NICE Information Service Co. Ltd.	14,058	142,877
	Nong Shim Holdings Co. Ltd.	900	59,371
#	NongShim Co. Ltd.	853	260,822
	NOVAREX Co. Ltd.	4,575	54,716
	Novatech Co. Ltd.	1,574	21,898
	NPC	7,683	21,863
	OCI Co. Ltd.	2,311	95,650
#	OCI Holdings Co. Ltd.	6,021	481,410
*	Okins Electronics Co. Ltd.	3,319	21,466
	ONEJOON Co. Ltd.	3,406	21,937
*	Orbitech Co. Ltd.	3,429	10,319
#	Oriental Precision & Engineering Co. Ltd.	7,890	57,664
	Orion Corp.	6,315	439,732
	Orion Holdings Corp.	12,345	164,361
	Osang Healthcare Co. Ltd.	980	8,884
*	OSTEONIC Co. Ltd.	3,992	20,146
*	Osung Advanced Materials Co. Ltd.	28,148	31,015
#	Otoki Corp.	786	214,182
	Pan Ocean Co. Ltd.	108,116	290,429
	Pang Rim Co. Ltd.	3,379	11,820
	Park Systems Corp.	1,480	252,106
		Shares	Value»
SOUTH KOREA — (Continued)
	Partron Co. Ltd.	21,696	$105,231
*	Pearl Abyss Corp.	2,832	68,695
*	Pentastone Electronics, Inc.	5,205	20,142
	People & Technology, Inc.	7,981	241,469
*	Peptron, Inc.	609	115,491
	PHA Co. Ltd.	3,537	28,932
#	PharmaResearch Co. Ltd.	1,922	727,683
*	PharmGen Science, Inc.	9,054	25,631
	Pharmicell Co. Ltd.	10,557	125,316
	Philenergy Co. Ltd.	845	8,463
*	Philoptics Co. Ltd.	1,555	45,762
	PI Advanced Materials Co. Ltd.	3,994	50,737
*	PKC Co. Ltd.	10,835	47,549
*	Polaris AI Corp.	10,698	17,265
*	Polaris Office Corp.	5,235	18,784
	Pond Group Co. Ltd.	3,753	21,379
*	PonyLink Co. Ltd.	18,582	10,817
	Poongsan Holdings Corp.	2,812	76,229
	Posco DX Co. Ltd.	10,935	201,071
*	POSCO Future M Co. Ltd.	610	92,425
	Posco M-Tech Co. Ltd.	2,492	26,711
	POSCO Steeleon Co. Ltd.	1,308	35,333
*	Power Logics Co. Ltd.	9,071	26,184
*	Prestige Biologics Co. Ltd.	3,146	6,654
	Protec Co. Ltd.	1,341	29,350
	PSK Holdings, Inc.	1,510	51,632
#	PSK, Inc.	7,547	198,883
	Pulmuone Co. Ltd.	3,936	36,704
	Pumtech Korea Co. Ltd.	1,886	70,156
*	Rainbow Robotics	502	153,388
*	Ray Co. Ltd.	630	2,319
*	Refine Co. Ltd.	3,137	27,182
*	Reyon Pharmaceutical Co. Ltd.	2,366	17,888
	RFHIC Corp.	3,309	77,369
*	RFTech Co. Ltd.	16,022	24,800
*	Robostar Co. Ltd.	682	41,470
	Rorze Systems Corp.	3,344	26,104
	S&S Tech Corp.	4,117	161,531
#	S-1 Corp.	6,233	327,763
*	Sajo Industries Co. Ltd.	851	28,827

184

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodaerim Corp.	1,138	$30,012
	Sam Young Electronics Co. Ltd.	4,997	37,489
	Sam Yung Trading Co. Ltd.	6,134	65,380
	Sam-A Aluminum Co. Ltd.	357	6,008
	Samchully Co. Ltd.	516	44,579
	Samho Development Co. Ltd.	8,183	19,691
	SAMHWA Paints Industrial Co. Ltd.	2,824	11,505
††	Samick THK Co. Ltd.	2,406	12,615
*	Samil Pharmaceutical Co. Ltd.	3,172	21,103
	Samji Electronics Co. Ltd.	5,168	45,127
	Samjin Pharmaceutical Co. Ltd.	2,505	34,691
	Sammok S-Form Co. Ltd.	2,476	34,562
*Ω	Samsung Biologics Co. Ltd.	1,280	1,096,950
	Samsung C&T Corp.	7,673	1,214,262
	Samsung Card Co. Ltd. (029780 KS)	10,089	350,499
	Samsung Electro-Mechanics Co. Ltd.	7,186	1,231,828
	Samsung Electronics Co. Ltd. (005930 KS)	750,372	56,485,139
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,659	3,096,247
	Samsung Engineering Co. Ltd.	58,595	1,065,274
	Samsung Fire & Marine Insurance Co. Ltd.	3,846	1,190,353
*	Samsung Heavy Industries Co. Ltd.	55,313	1,146,187
	Samsung Life Insurance Co. Ltd.	4,865	525,757
*	Samsung Pharmaceutical Co. Ltd.	27,070	29,122
	Samsung SDI Co. Ltd.	8,737	1,968,552
	Samsung SDS Co. Ltd.	5,369	688,659
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co. Ltd.	16,103	$871,522
	SAMT Co. Ltd.	22,161	57,319
	Samwha Capacitor Co. Ltd.	2,639	62,371
	Samwha Electric Co. Ltd.	511	12,506
	Samyang Corp.	1,532	53,175
	Samyang Foods Co. Ltd.	1,037	979,302
	Samyang Holdings Corp.	2,127	156,159
	Samyang Tongsang Co. Ltd.	846	30,703
	Samyoung Co. Ltd.	6,764	23,328
	Sang-A Frontec Co. Ltd.	2,614	33,973
*	Sangbo Corp.	1,404	810
	Sangsin Energy Display Precision Co. Ltd.	1,713	15,290
	Saramin Co. Ltd.	3,271	30,629
	Satrec Initiative Co. Ltd.	829	35,005
*	SBI Investment Korea Co. Ltd.	40,530	19,420
	SD Biosensor, Inc.	22,479	150,549
	SeAH Besteel Holdings Corp.	7,225	139,098
	SeAH Holdings Corp.	419	35,274
	SeAH Steel Corp.	565	50,170
	SeAH Steel Holdings Corp.	837	84,149
	Sebang Co. Ltd.	6,012	57,282
	Sebang Global Battery Co. Ltd.	3,144	143,566
	Seegene, Inc.	7,546	133,839
#	Sejin Heavy Industries Co. Ltd.	6,360	98,294
*	Selvas AI, Inc.	2,362	22,797
	Sempio Foods Co.	730	13,624
	Seobu T&D	15,654	100,027
	Seohan Co. Ltd.	57,673	35,651
	Seohee Construction Co. Ltd.	59,699	68,006
*	Seojin System Co. Ltd.	10,131	192,169
*	Seoul Auction Co. Ltd.	2,218	10,660
*	Seoul Semiconductor Co. Ltd.	18,042	79,259
	Seoyon Co. Ltd.	6,326	41,872
	Seoyon E-Hwa Co. Ltd.	9,093	82,816

185

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sewon E&C Co. Ltd.	21,080	$1,790
	SFA Engineering Corp.	6,074	105,286
*	SFA Semicon Co. Ltd.	15,960	47,682
*	SG Co. Ltd.	13,386	20,933
	SGC Energy Co. Ltd.	4,711	74,637
	Shin Heung Energy & Electronics Co. Ltd.	9,114	34,859
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	4,146,001
	Shinil Electronics Co. Ltd.	12,080	10,903
	Shinsegae International, Inc.	7,738	55,767
	Shinsegae, Inc.	3,199	389,899
	Shinsung Delta Tech Co. Ltd.	2,779	106,547
*	Shinsung E&G Co. Ltd.	33,135	42,892
	Shinwon Corp.	17,258	17,637
	Shinyoung Securities Co. Ltd.	1,583	160,432
	Showbox Corp.	9,860	17,527
#*	Silicon2 Co. Ltd.	7,803	246,082
	Silla Co. Ltd.	2,472	15,526
	SIMMTECH Co. Ltd.	1,830	80,493
	SIMPAC, Inc.	1,268	4,113
	Sindoh Co. Ltd.	2,207	65,853
	Sinil Pharm Co. Ltd.	1,949	8,039
#*	SK Biopharmaceuticals Co. Ltd.	5,142	415,767
#*	SK Bioscience Co. Ltd.	2,633	93,495
	SK Chemicals Co. Ltd.	4,083	180,923
	SK Discovery Co. Ltd.	4,063	169,127
*	SK Eternix Co. Ltd.	7,447	108,415
	SK Gas Ltd.	931	170,116
	SK Hynix, Inc.	103,510	40,275,061
*Ω	SK IE Technology Co. Ltd.	9,148	196,528
	SK Innovation Co. Ltd.	7,792	703,657
*	SK oceanplant Co. Ltd.	6,151	91,357
	SK Securities Co. Ltd.	170,647	83,728
	SK Telecom Co. Ltd. (017670 KS)	7,361	269,500
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	$25,438
*	SKC Co. Ltd.	1,322	117,797
	SL Corp.	8,218	208,805
	SM Entertainment Co. Ltd.	1,553	130,096
*	SMEC Co. Ltd.	12,293	35,369
#*	SNT Holdings Co. Ltd.	3,470	154,351
*	SOCAR, Inc.	1,653	13,557
#*	S-Oil Corp.	11,496	578,641
	Solid, Inc.	11,725	66,013
#*	SOLUM Co. Ltd.	17,252	216,360
	Solus Advanced Materials Co. Ltd.	8,382	53,814
*	Solux Co. Ltd.	8,090	24,589
	Songwon Industrial Co. Ltd.	7,797	52,477
	Soop Co. Ltd.	3,056	155,590
	Soulbrain Co. Ltd.	1,519	300,390
	Soulbrain Holdings Co. Ltd.	2,191	65,749
	SPC Samlip Co. Ltd.	730	26,629
	SPG Co. Ltd.	2,271	53,639
	ST Pharm Co. Ltd.	1,575	111,828
	STIC Investments, Inc.	7,920	57,793
	Straffic Co. Ltd.	10,920	28,012
*	Studio Dragon Corp.	4,596	146,720
	Suheung Co. Ltd.	878	16,472
*	Sukgyung AT Co. Ltd.	508	15,604
	Sun Kwang Co. Ltd.	1,247	15,888
	Sung Kwang Bend Co. Ltd.	3,923	86,537
*	Sungchang Enterprise Holdings Ltd.	19,774	21,296
*	Sungeel Hitech Co. Ltd.	785	23,602
	Sungwoo Hitech Co. Ltd.	28,667	135,841
*	Suprema, Inc.	1,647	38,981
	SY Co. Ltd.	12,322	26,293
	SY Steel Tech, Inc.	4,151	9,654
*	Synergy Innovation Co. Ltd.	10,345	17,671
#*	Synopex, Inc.	30,327	139,162
	Systems Technology, Inc.	2,030	32,482
	T&L Co. Ltd.	1,763	56,802
	Tae Kyung Industrial Co. Ltd.	2,012	7,139
	Taekwang Industrial Co. Ltd.	146	82,111

186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TAEKYUNG BK Co. Ltd.	7,843	$26,241
*	Taewoong Co. Ltd.	2,693	57,995
	Taeyang Metal Industrial Co. Ltd.	5,628	8,084
*	Taihan Cable & Solution Co. Ltd.	9,077	153,414
	TCC Steel	1,820	23,390
	TechWing, Inc.	5,601	260,271
	Telechips, Inc.	3,499	34,176
	TES Co. Ltd.	3,436	106,256
	TK Corp.	3,094	61,252
	TKG Huchems Co. Ltd.	8,732	109,471
	TLB Co. Ltd.	1,831	87,661
	Tokai Carbon Korea Co. Ltd.	1,889	219,354
	Toptec Co. Ltd.	10,660	34,854
	Tovis Co. Ltd.	6,051	63,575
	TS Corp.	19,785	38,895
	TSE Co. Ltd.	713	25,868
*	TSI Co. Ltd.	1,964	8,339
*	Tuksu Construction Co. Ltd.	3,773	15,028
	TYM Corp.	13,352	55,660
	Ubiquoss Holdings, Inc.	2,043	15,363
	Ubiquoss, Inc.	6,216	38,389
	Uju Electronics Co. Ltd.	1,935	52,046
*	Uni-Chem Co. Ltd.	17,481	16,063
	Unid Co. Ltd.	2,052	96,686
	Union Semiconductor Equipment & Materials Co. Ltd.	4,575	32,021
	Uniquest Corp.	4,583	24,648
*	Unison Co. Ltd.	24,842	21,236
*	UniTest, Inc.	4,160	59,005
	Unitrontech Co. Ltd.	8,834	37,317
	Value Added Technology Co. Ltd.	4,333	66,679
*††	Vidente Co. Ltd.	19,231	8,409
	Vieworks Co. Ltd.	2,184	29,021
*	Vina Tech Co. Ltd.	615	23,729
	Vitzro Tech Co. Ltd.	4,197	25,931
	Vitzrocell Co. Ltd.	4,413	84,673
*	VM, Inc.	2,268	38,194
*	VT Co. Ltd.	7,135	124,854
	Webcash Corp.	2,110	16,498
	Webzen, Inc.	6,567	55,573
*	Wemade Co. Ltd.	3,204	60,252
		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	5,935	$47,456
	WINS Technet Co. Ltd.	3,865	32,796
	WiSoL Co. Ltd.	10,907	43,222
	Won Tech Co. Ltd.	15,831	94,334
#*	Wonik Holdings Co. Ltd.	18,739	358,523
	WONIK IPS Co. Ltd.	4,142	185,755
	Wonik Materials Co. Ltd.	3,195	72,504
	Wonik QnC Corp.	6,335	103,647
	Woojin, Inc.	3,958	42,109
	Woongjin Thinkbig Co. Ltd.	16,211	16,552
*	Wooree Bio Co. Ltd.	11,301	16,747
	Woori Financial Group, Inc. (316140 KS)	195,291	3,476,505
	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	15,603
*	Woori Technology Investment Co. Ltd.	12,348	77,548
*	Woori Technology, Inc.	17,348	58,456
*	Woosu AMS Co. Ltd.	5,919	12,049
	Worldex Industry & Trading Co. Ltd.	3,984	70,170
*	Wysiwyg Studios Co. Ltd.	28,958	15,136
	Xexymix Corp.	5,593	17,927
	Y G-1 Co. Ltd.	9,847	34,993
*	YC Corp.	2,877	29,236
*	Yest Co. Ltd.	1,865	23,109
	YG Entertainment, Inc.	1,379	88,503
*	YG PLUS	4,446	22,168
*	YMT Co. Ltd.	2,063	18,685
	Youlchon Chemical Co. Ltd.	1,863	41,268
	Young Poong Corp.	1,890	64,965
#	Youngone Corp.	8,685	352,155
	Youngone Holdings Co. Ltd.	2,901	289,155
	Yuanta Securities Korea Co. Ltd.	37,741	102,193
	YuHwa Securities Co. Ltd.	13,635	25,802
*	Yungjin Pharmaceutical Co. Ltd.	9,902	14,305

187

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Zeus Co. Ltd.	4,722	$51,063
	Zinus, Inc.	3,957	38,300
TOTAL SOUTH KOREA			248,449,666
TAIWAN — (22.1%)
	104 Corp.	5,000	36,444
	91APP, Inc.	28,000	65,556
	Aaeon Technology, Inc.	11,546	50,646
	ABC Taiwan Electronics Corp.	42,860	32,673
	Abico Avy Co. Ltd.	66,936	108,210
#	Ability Enterprise Co. Ltd.	115,907	321,655
	Ability Opto-Electronics Technology Co. Ltd.	19,528	62,422
#	AcBel Polytech, Inc.	373,757	527,063
	Accton Technology Corp.	82,858	2,881,527
	Acer Cyber Security, Inc.	5,157	29,560
	Acer E-Enabling Service Business, Inc.	7,000	52,260
	Acer, Inc.	640,287	623,848
#	ACES Electronic Co. Ltd.	60,117	133,886
*	Acme Electronics Corp.	14,000	13,244
*	Acon Holding, Inc.	183,475	49,074
#	Acter Group Corp. Ltd.	42,534	1,061,697
	Action Electronics Co. Ltd.	103,000	37,734
	Actron Technology Corp.	26,000	117,260
	ADATA Technology Co. Ltd.	164,180	1,053,962
	Addcn Technology Co. Ltd.	18,913	107,683
#*	Adimmune Corp.	171,000	105,722
	Advanced Ceramic X Corp.	21,000	81,027
	Advanced Energy Solution Holding Co. Ltd.	19,000	723,288
	Advanced International Multitech Co. Ltd.	67,000	129,949
		Shares	Value»
TAIWAN — (Continued)
#*	Advanced Optoelectronic Technology, Inc.	49,000	$24,158
	Advanced Power Electronics Corp.	29,000	96,014
	Advanced Wireless Semiconductor Co.	52,000	186,942
#	Advancetek Enterprise Co. Ltd.	131,908	150,747
	Advantech Co. Ltd.	44,959	456,665
	AEON Motor Co. Ltd.	22,000	20,514
#	Aero Win Technology Corp.	10,000	14,088
	AGV Products Corp.	230,172	77,027
#	AIC, Inc.	13,121	161,535
	Airoha Technology Corp.	7,000	113,338
	Airtac International Group	36,382	1,073,086
	Alchip Technologies Ltd.	18,000	2,027,861
#	Alexander Marine Co. Ltd.	6,163	38,956
*	Algoltek, Inc.	11,000	20,960
#*	ALI Corp.	45,579	41,687
	Allied Circuit Co. Ltd.	16,176	89,294
	Allied Supreme Corp.	22,000	176,302
	Allis Electric Co. Ltd.	77,603	277,713
	Alltek Technology Corp.	99,813	103,565
#	Alltop Technology Co. Ltd.	23,751	190,423
	Altek Corp.	157,102	252,145
	Amazing Microelectronic Corp.	33,144	107,398
	Ambassador Hotel	103,000	143,758
	AMPACS Corp.	37,000	35,202
	Ampak Technology, Inc.	18,000	39,795
	Ampire Co. Ltd.	52,000	42,606
	Ample Electronic Technology Co. Ltd.	5,450	30,309
	AMPOC Far-East Co. Ltd.	50,968	149,452
#	AmTRAN Technology Co. Ltd.	291,013	132,593
*	Amulaire Thermal Technology, Inc.	40,000	47,318
	Anderson Industrial Corp.	43,000	19,979
	Anji Technology Co. Ltd.	37,337	45,094

188

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aopen, Inc.	13,000	$20,420
	Apac Opto Electronics, Inc.	18,000	47,043
	Apacer Technology, Inc.	46,506	155,888
	APAQ Technology Co. Ltd.	8,000	47,834
	APCB, Inc.	77,000	36,588
	Apex Biotechnology Corp.	37,477	40,040
#	Apex Dynamics, Inc.	7,000	151,635
#*	Apex International Co. Ltd.	110,723	74,716
	Apex Science & Engineering	71,628	25,589
	ARBOR Technology Corp.	19,000	25,143
	Arcadyan Technology Corp.	59,755	390,508
	Ardentec Corp.	239,411	725,485
	ARES International Corp.	14,000	23,029
	Argosy Research, Inc.	31,558	187,651
	ASE Technology Holding Co. Ltd.	441,089	3,529,048
	Asia Cement Corp.	560,696	660,862
#	Asia Optical Co., Inc.	108,000	547,778
	Asia Polymer Corp.	198,385	80,790
	Asia Tech Image, Inc.	26,000	64,306
	Asia Vital Components Co. Ltd.	59,422	2,720,373
	ASIX Electronics Corp.	19,000	58,686
	ASMedia Technology, Inc.	6,312	294,712
	ASolid Technology Co. Ltd.	17,000	43,394
	ASPEED Technology, Inc.	8,258	1,464,499
	ASROCK, Inc.	19,000	197,652
	Asustek Computer, Inc.	62,996	1,423,174
	ATE Energy International Co. Ltd.	43,000	41,902
	Aten International Co. Ltd.	45,000	88,552
#	Auden Techno Corp.	17,000	53,509
	Audix Corp.	42,800	89,823
#	AUO Corp. (2409 TT)	1,582,400	622,270
		Shares	Value»
TAIWAN — (Continued)
#	AUO Corp. (AUOTY US), Sponsored ADR	3,683	$14,584
	AURAS Technology Co. Ltd.	11,000	374,487
	Aurora Corp.	23,585	44,189
	Avalue Technology, Inc.	25,000	90,348
	AVer Information, Inc.	16,000	15,347
#	Avermedia Technologies	37,000	47,150
	Axiomtek Co. Ltd.	34,383	91,577
	Azurewave Technologies, Inc.	41,000	97,022
	Bafang Yunji International Co. Ltd.	18,000	112,635
	Bank of Kaohsiung Co. Ltd.	327,519	128,814
	Basso Industry Corp.	69,000	73,099
	BenQ Materials Corp.	83,000	56,024
*	BES Engineering Corp.	707,000	351,926
	Best Precision Industrial Co. Ltd.	4,000	14,260
*	Billion Electric Co. Ltd.	19,000	14,610
#*	Bin Chuan Enterprise Co. Ltd.	53,650	115,864
*	Bionime Corp.	12,098	24,179
#*	Biostar Microtech International Corp.	54,000	39,877
	Bioteque Corp.	23,010	92,045
	Bizlink Holding, Inc.	55,953	2,514,993
	Bon Fame Co. Ltd.	17,000	28,267
	Bonny Worldwide Ltd.	5,000	25,205
	Bora Pharmaceuticals Co. Ltd.	27,583	556,598
	Brave C&H Supply Co. Ltd.	9,000	21,224
	Bright Led Electronics Corp.	47,100	31,303
	Brightek Optoelectronic Co. Ltd.	23,000	31,010
	Brighton-Best International Taiwan, Inc.	214,331	233,371
#	Brillian Network & Automation Integrated System Co. Ltd.	15,208	117,136

189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	C Sun Manufacturing Ltd.	17,062	$97,500
*	Calin Technology Co. Ltd.	25,000	27,484
*	Caliway Biopharmaceuticals Co. Ltd.	39,000	189,189
*	Cameo Communications, Inc.	95,044	30,872
	Capital Futures Corp.	57,081	91,742
	Capital Securities Corp.	621,902	493,421
#*	Career Technology MFG. Co. Ltd.	267,235	128,425
*	Carnival Industrial Corp.	71,499	18,907
	Castles Technology Co. Ltd.	40,862	94,255
	Caswell, Inc.	22,000	59,992
#	Catcher Technology Co. Ltd.	148,509	957,622
	Cathay Chemical Works	17,000	24,821
	Cathay Consolidated, Inc.	8,799	23,128
#	Cathay Financial Holding Co. Ltd.	993,178	2,061,134
	Cathay Real Estate Development Co. Ltd.	278,300	206,329
*	Cayman Engley Industrial Co. Ltd.	25,785	24,881
#*	CCP Contact Probes Co. Ltd.	48,875	85,873
#	Celxpert Energy Corp.	39,764	52,524
	Cenra, Inc.	60,500	66,796
#	Center Laboratories, Inc.	301,494	332,819
#	Central Reinsurance Co. Ltd.	204,873	163,369
	Century Iron & Steel Industrial Co. Ltd.	85,000	422,840
#	Chailease Holding Co. Ltd.	502,142	1,678,446
	Chain Chon Industrial Co. Ltd.	88,516	31,613
*	ChainQui Construction Development Co. Ltd.	41,171	19,775
	Chaintech Technology Corp.	32,000	30,277
		Shares	Value»
TAIWAN — (Continued)
	Champion Microelectronic Corp.	21,600	$51,413
	Chang Hwa Commercial Bank Ltd.	1,240,233	797,636
#	Chang Wah Electromaterials, Inc.	170,240	249,984
	Chang Wah Technology Co. Ltd.	199,500	260,866
	Channel Well Technology Co. Ltd.	102,000	255,518
	Chant Sincere Co. Ltd.	28,000	36,440
	Charoen Pokphand Enterprise	91,676	408,157
	CHC Healthcare Group	58,000	81,215
	CHC Resources Corp.	34,379	78,519
	Chen Full International Co. Ltd.	46,000	59,665
	Chenbro Micom Co. Ltd.	22,000	657,399
	Cheng Fwa Industrial Co. Ltd.	18,000	12,528
	Cheng Loong Corp.	416,480	231,231
*	Cheng Mei Materials Technology Corp.	238,153	105,959
	Cheng Shin Rubber Industry Co. Ltd.	619,808	642,543
#	Cheng Uei Precision Industry Co. Ltd.	202,159	323,209
#	Chenming Electronic Technology Corp.	52,000	208,733
	Chia Chang Co. Ltd.	60,000	80,736
	Chia Hsin Cement Corp.	218,280	91,787
	Chicony Electronics Co. Ltd.	193,350	815,384
	Chicony Power Technology Co. Ltd.	93,731	274,130
	Chief Telecom, Inc.	11,900	139,738
	Chien Kuo Construction Co. Ltd.	64,432	54,454
	Chien Shing Harbour Service Co. Ltd.	31,000	43,369

190

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Chien Shing Stainless Steel Co. Ltd.	46,670	$14,759
#	China Airlines Ltd.	1,329,062	861,642
	China Bills Finance Corp.	374,000	202,459
	China Ecotek Corp.	11,000	19,770
	China Electric Manufacturing Corp.	127,170	52,213
	China Fineblanking Technology Co. Ltd.	14,721	12,139
#	China General Plastics Corp.	198,602	71,572
	China Glaze Co. Ltd.	60,680	36,219
*	China Man-Made Fiber Corp.	663,965	134,726
	China Metal Products	143,190	122,134
	China Motor Corp.	138,600	262,339
#*	China Petrochemical Development Corp.	1,961,033	477,571
#	China Steel Chemical Corp.	80,227	212,288
#	China Steel Corp.	1,873,940	1,130,743
	China Steel Structure Co. Ltd.	38,000	50,793
	China Wire & Cable Co. Ltd.	53,120	65,822
	Chinese Maritime Transport Ltd.	35,120	65,207
	Ching Feng Home Fashions Co. Ltd.	60,478	38,842
	Chin-Poon Industrial Co. Ltd.	192,113	204,315
*	Chip Hope Co. Ltd.	14,000	23,289
	Chipbond Technology Corp.	370,000	716,045
	ChipMOS Technologies, Inc. (8150 TT)	343,594	361,463
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	43,613
	Chlitina Holding Ltd.	25,754	83,638
	Chong Hong Construction Co. Ltd.	97,361	249,026
	Chroma ATE, Inc.	59,466	1,574,462
	Chun YU Works & Co. Ltd.	66,150	33,843
	Chun Yuan Steel Industry Co. Ltd.	243,999	151,671
		Shares	Value»
TAIWAN — (Continued)
#*	Chung Hung Steel Corp.	402,889	$193,383
	Chung Hwa Chemical Industrial Works Ltd.	44,000	50,193
	Chung Hwa Food Industrial Co. Ltd.	22,770	63,918
#*	Chung Hwa Pulp Corp.	196,246	79,614
	Chung Lien Co. Ltd.	18,000	21,763
	Chung Tai Resource Technology Corp.	4,000	12,900
	Chung-Hsin Electric & Machinery Manufacturing Corp.	136,000	675,175
	Chunghwa Precision Test Tech Co. Ltd.	7,000	364,578
	Chunghwa Telecom Co. Ltd. (2412 TT)	302,800	1,290,217
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	519,561
	CKM Applied Materials Corp.	27,000	24,663
	Cleanaway Co. Ltd. (8422 TT)	38,000	298,437
	Clevo Co.	190,869	244,977
#	CMC Magnetics Corp.	538,132	159,260
	C-Media Electronics, Inc.	24,000	31,796
#	CoAsia Electronics Corp.	60,094	105,067
	Collins Co. Ltd.	50,000	22,149
#	Compal Electronics, Inc.	1,023,086	1,093,221
	Compeq Manufacturing Co. Ltd.	336,000	949,618
	Complex Micro Interconnection Co. Ltd.	25,000	31,688
	Compucase Enterprise	38,000	122,864
	Concord International Securities Co. Ltd.	141,605	73,588
	Concord Securities Co. Ltd.	328,852	136,043
	Continental Holdings Corp.	209,250	147,192
	Contrel Technology Co. Ltd.	33,000	42,154

191

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Coremax Corp.	38,674	$80,572
#	Coretronic Corp.	126,600	358,975
#	Co-Tech Development Corp.	79,541	603,949
#	Creative Sensor, Inc.	27,000	46,701
	Crowell Development Corp.	48,300	48,493
	Cryomax Cooling System Corp.	10,000	13,024
	CTBC Financial Holding Co. Ltd.	2,817,612	3,826,549
	CTCI Advanced Systems, Inc.	5,000	28,454
#	CTCI Corp.	353,771	350,702
#	CTI Traffic Industries Co. Ltd.	7,200	23,138
#	Cub Elecparts, Inc.	24,000	79,065
	CviLux Corp.	40,902	108,788
	Cyberlink Corp.	28,000	85,251
	CyberPower Systems, Inc.	25,200	195,349
*	CyberTAN Technology, Inc.	144,576	124,839
	Cystech Electronics Corp.	8,400	20,636
	DA CIN Construction Co. Ltd.	107,200	228,496
	Dafeng TV Ltd.	35,396	56,433
	Dah San Electric Wire & Cable Co. Ltd.	41,627	62,288
	Da-Li Development Co. Ltd.	162,663	260,469
	Darfon Electronics Corp.	117,000	136,693
	Darwin Precisions Corp.	181,800	66,022
	Data Image Corp.	19,000	26,557
	Davicom Semiconductor, Inc.	19,000	15,271
	Daxin Materials Corp.	13,000	160,515
	De Licacy Industrial Co. Ltd.	145,476	51,449
	Delpha Construction Co. Ltd.	131,000	125,949
	Delta Electronics, Inc.	104,940	3,375,276
#	Depo Auto Parts Ind Co. Ltd.	51,000	225,930
	Desiccant Technology Corp.	3,300	15,793
	Dimerco Data System Corp.	30,884	122,481
	Dimerco Express Corp.	69,643	182,069
		Shares	Value»
TAIWAN — (Continued)
	DingZing Advanced Materials, Inc.	3,000	$9,522
	D-Link Corp.	258,136	139,503
	Donpon Precision, Inc.	32,200	49,757
	Dr. Wu Skincare Co. Ltd.	5,000	19,587
	Draytek Corp.	26,000	23,053
	Drewloong Precision, Inc.	12,765	62,757
	Dyaco International, Inc.	57,019	42,136
#	Dynamic Holding Co. Ltd.	138,382	402,219
	Dynapack International Technology Corp.	70,000	695,081
	E Ink Holdings, Inc.	168,000	1,154,146
	E.Sun Financial Holding Co. Ltd.	1,885,395	1,821,189
	Eastech Holding Ltd.	16,000	56,498
	Eastern Media International Corp.	139,734	93,610
#	Eclat Textile Co. Ltd.	59,279	787,848
	eCloudvalley Digital Technology Co. Ltd.	15,000	34,909
#*	Edom Technology Co. Ltd.	88,615	108,869
	eGalax_eMPIA Technology, Inc.	24,467	30,259
#*	Egis Technology, Inc.	21,000	93,475
#	Elan Microelectronics Corp.	175,959	706,694
	E-Lead Electronic Co. Ltd.	27,176	38,866
	E-LIFE MALL Corp.	40,000	86,159
#	Elite Advanced Laser Corp.	31,928	281,839
	Elite Material Co. Ltd.	50,909	2,236,722
#	Elite Semiconductor Microelectronics Technology, Inc.	114,000	332,029
	Elitegroup Computer Systems Co. Ltd.	135,235	88,868
	eMemory Technology, Inc.	16,000	1,030,366
	Emerging Display Technologies Corp.	74,000	49,578
	Ennoconn Corp.	47,915	454,078
#	Ennostar, Inc.	326,227	362,653
	EnTie Commercial Bank Co. Ltd.	218,500	93,646

192

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	EOI Investment Holdings Co. Ltd.	68,000	$41,697
*	Epileds Technologies, Inc.	32,000	20,178
	Episil-Precision, Inc.	40,078	72,833
	Eris Technology Corp.	9,055	47,905
	Eson Precision Ind Co. Ltd.	58,000	155,305
#	Eternal Materials Co. Ltd.	464,321	615,112
#*	Etron Technology, Inc.	69,000	81,551
	Eurocharm Holdings Co. Ltd.	13,000	52,254
	Eva Airways Corp.	1,198,990	1,407,454
	Ever Supreme Bio Technology Co. Ltd.	12,821	67,275
*	Everest Textile Co. Ltd.	211,837	38,976
	Evergreen Aviation Technologies Corp.	63,000	302,646
	Evergreen International Storage & Transport Corp.	132,500	246,524
#	Evergreen Marine Corp. Taiwan Ltd.	271,342	1,702,158
	EVERGREEN Steel Corp.	87,000	300,391
	Everlight Electronics Co. Ltd.	213,149	405,337
#*	Everspring Industry Co. Ltd.	67,700	21,688
	Evertop Wire Cable Corp.	58,000	63,925
	Excel Cell Electronic Co. Ltd.	40,000	26,720
	Excelsior Medical Co. Ltd.	58,581	161,683
	Far Eastern Department Stores Ltd.	427,370	300,426
	Far Eastern International Bank	934,087	383,724
	Far Eastern New Century Corp.	627,560	540,040
	Far EasTone Telecommunications Co. Ltd.	336,000	1,009,058
	Faraday Technology Corp.	65,351	385,796
		Shares	Value»
TAIWAN — (Continued)
	Farcent Enterprise Co. Ltd.	11,000	$18,671
	Farglory F T Z Investment Holding Co. Ltd.	73,866	116,319
#	Farglory Land Development Co. Ltd.	95,442	167,216
	FDC International Hotels Corp.	15,000	21,613
	Feature Integration Technology, Inc.	14,000	32,589
*	Federal Corp.	129,000	82,717
	Feedback Technology Corp.	21,633	75,747
	Feng Hsin Steel Co. Ltd.	220,550	453,662
#	Feng TAY Enterprise Co. Ltd.	165,265	654,144
*	FineMat Applied Materials Co. Ltd.	12,000	13,674
	FineTek Co. Ltd.	14,100	52,533
	Firich Enterprises Co. Ltd.	119,395	92,339
#	First Copper Technology Co. Ltd.	69,000	93,756
	First Financial Holding Co. Ltd.	2,023,173	1,876,616
#	First Hi-Tec Enterprise Co. Ltd.	15,709	179,097
	First Hotel	129,746	54,633
	First Insurance Co. Ltd.	103,606	88,515
*	First Steamship Co. Ltd.	384,425	71,974
#	FIT Holding Co. Ltd.	72,000	86,656
	Fitipower Integrated Technology, Inc.	58,250	287,049
*	Fittech Co. Ltd.	10,509	23,464
*	FLEXium Interconnect, Inc.	162,001	332,010
#	Flytech Technology Co. Ltd.	48,373	166,780
	FocalTech Systems Co. Ltd.	89,963	172,240
	Forcecon Tech Co. Ltd.	40,216	142,656
	Forest Water Environment Engineering Co. Ltd.	23,925	31,299

193

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co. Ltd.	93,000	$114,436
#	Formosa Chemicals & Fibre Corp.	846,378	800,879
	Formosa Oilseed Processing Co. Ltd.	47,897	47,627
	Formosa Optical Technology Co. Ltd.	17,000	53,988
	Formosa Petrochemical Corp.	170,000	247,172
#	Formosa Plastics Corp.	773,134	955,397
	Formosa Sumco Technology Corp.	43,000	138,911
#	Formosa Taffeta Co. Ltd.	406,000	196,375
	Formosan Rubber Group, Inc.	91,548	70,661
	Formosan Union Chemical Corp.	178,847	96,674
#	Fortune Electric Co. Ltd.	39,160	905,396
*	Forward Electronics Co. Ltd.	12,000	7,078
	Fositek Corp.	9,000	421,915
	Founding Construction & Development Co. Ltd.	77,460	37,511
#	Foxconn Technology Co. Ltd.	236,536	546,764
	Foxsemicon Integrated Technology, Inc.	40,562	486,153
	Franbo Lines Corp.	119,328	83,631
	Froch Enterprise Co. Ltd.	108,713	49,074
#	FSP Technology, Inc.	67,886	133,417
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	44,327
#	Fu Hua Innovation Co. Ltd.	194,460	123,764
	Fubon Financial Holding Co. Ltd.	1,451,273	4,295,139
	Fulgent Sun International Holding Co. Ltd.	92,401	287,565
	Fullerton Technology Co. Ltd.	56,000	42,797
		Shares	Value»
TAIWAN — (Continued)
#	Fusheng Precision Co. Ltd.	49,000	$385,397
	Fwusow Industry Co. Ltd.	128,644	57,036
	G Shank Enterprise Co. Ltd.	75,059	234,216
	Gallant Micro Machining Co. Ltd.	2,000	41,024
#	Gamania Digital Entertainment Co. Ltd.	56,000	107,973
*	GCS Holdings, Inc.	41,000	241,746
	GEM Services, Inc.	28,670	75,880
#	Gemtek Technology Corp.	206,574	175,374
*	General Interface Solution GIS Holding Ltd.	130,000	208,199
	General Plastic Industrial Co. Ltd.	34,384	31,366
	Generalplus Technology, Inc.	31,000	39,377
	Genesys Logic, Inc.	22,000	76,801
	Genius Electronic Optical Co. Ltd.	45,979	624,770
	Genovate Biotechnology Co. Ltd.	37,211	24,102
	GeoVision, Inc.	11,164	16,745
	Getac Holdings Corp.	118,000	528,590
	GFC Ltd.	27,500	110,889
*	Giantplus Technology Co. Ltd.	140,000	54,039
	Gigabyte Technology Co. Ltd.	136,000	1,232,886
#*	Gigasolar Materials Corp.	19,897	43,806
*	Gigastorage Corp.	147,000	90,388
	Global Brands Manufacture Ltd.	145,751	551,231
	Global Lighting Technologies, Inc.	42,000	56,939
	Global Mixed Mode Technology, Inc.	39,000	294,982
#	Global PMX Co. Ltd.	32,000	147,954
#	Global Unichip Corp.	24,000	1,186,559
	Globalwafers Co. Ltd.	77,000	1,265,954
	Globe Union Industrial Corp.	127,298	42,573
#	Gloria Material Technology Corp.	273,708	302,306
#	GMI Technology, Inc.	57,082	72,105
	Gold Circuit Electronics Ltd.	104,836	1,574,024

194

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Golden Long Teng Development Co. Ltd.	46,000	$41,134
	Goldsun Building Materials Co. Ltd.	429,735	505,233
	Good Finance Securities Co. Ltd.	39,000	32,478
	Good Will Instrument Co. Ltd.	42,859	79,327
#	Gordon Auto Body Parts	71,000	73,106
	Gourmet Master Co. Ltd.	55,052	124,869
	Grand Fortune Securities Co. Ltd.	157,000	60,664
#*	Grand Pacific Petrochemical	536,456	179,644
	Grand Process Technology Corp.	5,000	234,964
	GrandTech CG Systems, Inc.	24,915	43,644
	Grape King Bio Ltd.	62,000	248,825
	Great China Metal Industry	78,000	50,979
	Great Taipei Gas Co. Ltd.	115,000	112,181
	Great Tree Pharmacy Co. Ltd.	42,156	151,308
	Great Wall Enterprise Co. Ltd.	307,448	519,260
	Greatek Electronics, Inc.	176,000	402,463
	Green World FinTech Service Co. Ltd.	40,000	77,415
#	Group Up Industrial Co. Ltd.	22,000	198,563
	GTM Holdings Corp.	63,000	62,154
	Gudeng Precision Industrial Co. Ltd.	25,442	290,266
*	Hai Kwang Enterprise Corp.	53,499	25,268
	Hannstar Board Corp.	159,795	488,791
#*	HannStar Display Corp.	1,106,000	256,432
*	HannsTouch Holdings Co.	281,781	58,592
	Hanpin Electron Co. Ltd.	26,000	38,850
*	Harvatek Corp.	66,052	43,420
	Heran Co. Ltd.	24,000	49,682
	Hi-Clearance, Inc.	13,707	61,308
	Highlight Tech Corp.	33,708	48,168
		Shares	Value»
TAIWAN — (Continued)
	Highwealth Construction Corp.	326,897	$414,024
	Hi-Lai Foods Co. Ltd.	8,000	41,609
	HIM International Music, Inc.	13,190	40,097
*	Hitron Technology, Inc.	66,799	52,616
#	Hiwin Technologies Corp.	118,380	854,718
	Hiyes International Co. Ltd.	16,866	45,803
	Ho Tung Chemical Corp.	465,035	123,844
	Hocheng Corp.	112,586	65,430
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,487
	Holiday Entertainment Co. Ltd.	23,600	46,508
*	Holtek Semiconductor, Inc.	63,000	82,759
	Holy Stone Enterprise Co. Ltd.	77,500	286,729
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,172,599	9,752,953
	Hong Pu Real Estate Development Co. Ltd.	80,609	68,345
#	Hong TAI Electric Industrial	121,000	154,681
	Horizon Securities Co. Ltd.	166,420	58,917
	Hota Industrial Manufacturing Co. Ltd.	104,000	200,460
	Hotai Finance Co. Ltd.	110,060	220,274
	Hotai Motor Co. Ltd.	66,220	1,214,039
	Hsin Ba Ba Corp.	15,207	23,275
	Hsin Kuang Steel Co. Ltd.	121,788	157,051
	Hsin Yung Chien Co. Ltd.	14,364	42,041
#*	HTC Corp.	352,000	574,225
	Hu Lane Associate, Inc.	38,398	164,073
	HUA ENG Wire & Cable Co. Ltd.	135,000	144,479
	Hua Jung Components Co. Ltd.	70,000	43,123

195

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	1,264,397	$1,199,630
#	Hua Yu Lien Development Co. Ltd.	57,262	115,707
	Huaku Development Co. Ltd.	148,376	501,900
	Huang Hsiang Construction Corp.	63,108	84,509
#	Huikwang Corp.	22,000	17,579
	Hung Ching Development & Construction Co. Ltd.	60,000	53,176
	Hung Sheng Construction Ltd.	175,200	121,359
	Huxen Corp.	28,000	44,067
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	50,972
	Hwacom Systems, Inc.	64,000	50,722
#	Hwang Chang General Contractor Co. Ltd.	93,146	209,393
	Ibase Technology, Inc.	7,000	11,125
	IBF Financial Holdings Co. Ltd.	1,270,957	629,342
	ICARES Medicus, Inc.	5,170	14,886
	Ichia Technologies, Inc.	117,897	194,381
#	I-Chiun Precision Industry Co. Ltd.	58,000	137,924
*	Ideal Bike Corp.	94,899	18,609
#	IEI Integration Corp.	71,680	155,742
	IKKA Holdings Cayman Ltd.	6,286	17,037
#	Infortrend Technology, Inc.	110,798	82,366
	Info-Tek Corp.	37,000	43,893
	Ingentec Corp.	7,717	62,564
	Innodisk Corp.	38,792	541,470
	Innolux Corp.	1,934,922	833,342
#	Inpaq Technology Co. Ltd.	49,344	138,992
	Insyde Software Corp.	7,200	53,097
	Intai Technology Corp.	16,800	54,556
	Integrated Service Technology, Inc.	41,031	146,935
		Shares	Value»
TAIWAN — (Continued)
	Interactive Digital Technologies, Inc.	14,000	$33,672
#*	International CSRC Investment Holdings Co.	442,400	146,950
#	International Games System Co. Ltd.	70,000	1,635,699
	Inventec Corp.	495,181	734,924
#	Iron Force Industrial Co. Ltd.	22,816	70,383
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	85,848
	ITE Technology, Inc.	79,202	334,861
	ITEQ Corp.	98,628	373,422
#	Jarllytec Co. Ltd.	29,725	94,537
	Jean Co. Ltd.	80,230	66,452
	Jentech Precision Industrial Co. Ltd.	15,498	1,062,640
	Jetway Information Co. Ltd.	19,500	33,974
	Jetwell Computer Co. Ltd.	6,720	38,652
	Jia Wei Lifestyle, Inc.	28,971	37,495
	Jih Lin Technology Co. Ltd.	24,000	41,851
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	46,769
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,886
	Johnson Health Tech Co. Ltd.	32,000	165,715
#	JPC connectivity, Inc.	34,875	188,479
	JPP Holding Co. Ltd.	1,050	10,811
#	JSL Construction & Development Co. Ltd.	85,382	141,480
	K Laser Technology, Inc.	71,000	35,979
#	Kaimei Electronic Corp.	51,587	156,724
	Kaori Heat Treatment Co. Ltd.	16,983	342,152
	Kaulin Manufacturing Co. Ltd.	53,000	20,033
	Kedge Construction Co. Ltd.	39,389	112,504
	Keding Enterprises Co. Ltd.	15,000	53,899
	KEE TAI Properties Co. Ltd.	192,064	65,867
	Kenda Rubber Industrial Co. Ltd.	336,050	218,822

196

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kent Industrial Co. Ltd.	32,000	$25,924
	Kerry TJ Logistics Co. Ltd.	100,000	109,310
	Key Ware Electronics Co. Ltd.	80,959	62,374
#	Keystone Microtech Corp.	11,000	151,198
	KGI Financial Holding Co. Ltd.	2,570,449	1,325,944
#	KHGEARS International Ltd.	13,000	73,337
#	Kindom Development Co. Ltd.	235,070	254,201
	King Chou Marine Technology Co. Ltd.	33,660	56,085
	King Polytechnic Engineering Co. Ltd.	32,550	48,138
	King Slide Works Co. Ltd.	12,050	1,598,574
	King Yuan Electronics Co. Ltd.	338,529	2,373,569
#*	King's Town Construction Co. Ltd.	31,348	42,474
	Kingstate Electronics Corp.	17,000	18,607
	Kinik Co.	35,000	355,368
*	Kinko Optical Co. Ltd.	76,769	114,236
#	Kinpo Electronics	577,028	424,635
	Kinsus Interconnect Technology Corp.	168,009	741,502
	KMC Kuei Meng International, Inc.	29,761	87,076
	KNH Enterprise Co. Ltd.	43,000	23,676
	Ko Ja Cayman Co. Ltd.	20,000	23,682
	KS Terminals, Inc.	70,760	115,125
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	11,376
#	Kung Long Batteries Industrial Co. Ltd.	33,000	130,272
*	Kung Sing Engineering Corp.	210,404	79,237
	Kuo Toong International Co. Ltd.	101,625	190,467
		Shares	Value»
TAIWAN — (Continued)
*	Kuo Yang Construction Co. Ltd.	103,366	$63,299
	Kwong Lung Enterprise Co. Ltd.	58,000	90,159
	L&K Engineering Co. Ltd.	40,812	631,367
	La Kaffa International Co. Ltd.	11,000	26,506
	Lang, Inc.	16,000	27,338
#	Lanner Electronics, Inc.	51,961	135,821
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,170,350
	Laser Tek Taiwan Co. Ltd.	27,550	46,279
	Laster Tech Co. Ltd.	57,105	38,558
*	Leader Electronics, Inc.	71,799	25,815
	Leadtrend Technology Corp.	14,279	22,295
*	Lealea Enterprise Co. Ltd.	395,940	83,791
	LEE CHI Enterprises Co. Ltd.	95,000	36,408
#	Lelon Electronics Corp.	60,694	214,131
	Lemtech Holdings Co. Ltd.	15,870	41,196
	Leo Systems, Inc.	27,000	31,199
*	Leofoo Development Co. Ltd.	68,254	37,377
*	Li Peng Enterprise Co. Ltd.	325,806	58,761
#	Lian HWA Food Corp.	42,328	152,429
	Lida Holdings Ltd.	46,320	32,049
	Lien Hwa Industrial Holdings Corp.	218,751	343,157
*	Lily Textile	11,000	9,629
#	Lingsen Precision Industries Ltd.	208,000	138,840
#	Lintes Technology Co. Ltd.	8,143	24,276
	Lion Travel Service Co. Ltd.	36,000	183,535
	Lite-On Technology Corp.	379,395	2,201,054
	Liton Technology Corp.	32,000	49,590
*	Long Bon International Co. Ltd.	61,180	29,243

197

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	89,000	$82,517
*	Longchen Paper & Packaging Co. Ltd.	436,349	132,696
	Longwell Co.	63,000	383,224
	Loop Telecommunication International, Inc.	21,000	31,047
#	Lotes Co. Ltd.	31,508	1,404,806
	Lumax International Corp. Ltd.	42,142	135,407
*	Lung Yen Life Service Corp.	80,000	135,228
	Lungteh Shipbuilding Co. Ltd.	28,650	111,575
	Luxe Green Energy Technology Co. Ltd.	14,420	10,417
#	LuxNet Corp.	12,617	83,118
#	M3 Technology, Inc.	11,000	29,676
	Macauto Industrial Co. Ltd.	29,000	56,082
	Macroblock, Inc.	18,000	34,372
*	Macronix International Co. Ltd.	1,011,201	1,019,426
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	13,297
	Makalot Industrial Co. Ltd.	110,657	965,473
	Marketech International Corp.	41,000	326,082
	Materials Analysis Technology, Inc.	28,360	186,823
	Maxigen Biotech, Inc.	13,650	18,831
	Mayer Steel Pipe Corp.	98,710	76,349
*	Mechema Chemicals International Corp.	24,000	56,948
	MediaTek, Inc.	142,360	6,037,405
	Mega Financial Holding Co. Ltd.	1,157,075	1,521,200
	Megaforce Co. Ltd.	31,000	41,594
	Meiloon Industrial Co.	44,520	33,966
	Mercuries & Associates Holding Ltd.	257,341	119,559
	Mercuries Data Systems Ltd.	15,763	13,075
*	Mercuries Life Insurance Co. Ltd.	1,730,633	406,890
		Shares	Value»
TAIWAN — (Continued)
	Merida Industry Co. Ltd.	92,735	$300,536
#	Merry Electronics Co. Ltd.	113,866	378,327
*	Metatech AP, Inc.	9,000	13,300
#*	Microbio Co. Ltd.	216,248	154,654
#	Micro-Star International Co. Ltd.	152,233	539,652
	Mildef Crete, Inc.	29,000	100,919
	MIN AIK Technology Co. Ltd.	61,200	43,709
#	Mitac Holdings Corp.	254,537	821,634
	Mitake Information Corp.	6,000	11,955
*	Mobiletron Electronics Co. Ltd.	26,440	25,811
	momo.com, Inc.	39,839	301,822
*	MOSA Industrial Corp.	120,154	66,079
	Motech Industries, Inc.	137,000	75,588
	MPI Corp.	23,000	1,559,511
	MSSCORPS Co. Ltd.	23,763	131,809
	My Humble House Hospitality Management Consulting	8,000	9,592
	Nak Sealing Technologies Corp.	31,000	107,154
	Namchow Holdings Co. Ltd.	88,000	110,724
	Nan Juen International Co. Ltd.	2,000	18,207
#	Nan Kang Rubber Tire Co. Ltd.	189,218	222,392
	Nan Pao Resins Chemical Co. Ltd.	27,000	321,703
*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	30,333
	Nan Ya Plastics Corp.	834,674	1,123,139
	Nan Ya Printed Circuit Board Corp.	47,072	441,205
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	26,516
	Nantex Industry Co. Ltd.	122,964	89,087
*	Nanya Technology Corp.	264,000	1,127,411
#	National Aerospace Fasteners Corp.	10,000	34,913

198

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CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	National Petroleum Co. Ltd.	45,000	$83,871
	Netronix, Inc.	34,000	148,628
*	New Asia Construction & Development Corp.	81,000	38,929
	New Best Wire Industrial Co. Ltd.	36,600	34,730
	Nichidenbo Corp.	83,193	243,669
	Nidec Chaun-Choung Technology Corp.	7,000	30,900
	Nien Hsing Textile Co. Ltd.	58,110	31,356
	Nien Made Enterprise Co. Ltd.	52,000	622,951
	Niko Semiconductor Co. Ltd.	44,080	80,875
	Nishoku Technology, Inc.	21,400	88,204
#	North-Star International Co. Ltd.	61,340	52,706
	Nova Technology Corp.	19,000	106,105
#	Novatek Microelectronics Corp.	113,000	1,439,748
	Nuvoton Technology Corp.	83,000	165,552
	O-Bank Co. Ltd.	584,362	171,930
	Ocean Plastics Co. Ltd.	95,000	111,148
	OK Biotech Co. Ltd.	54,214	24,846
	Optimax Technology Corp.	50,000	32,567
	Orient Semiconductor Electronics Ltd.	217,310	341,234
*	Oriental Union Chemical Corp.	250,821	97,399
	O-TA Precision Industry Co. Ltd.	35,935	86,714
	Pacific Construction Co.	143,000	44,291
	Pacific Hospital Supply Co. Ltd.	23,094	66,406
	Paiho Shih Holdings Corp.	87,055	70,461
	Pan Asia Chemical Corp.	118,151	36,301
#	Pan German Universal Motors Ltd.	12,000	113,216
		Shares	Value»
TAIWAN — (Continued)
	Pan Jit International, Inc.	167,300	$456,709
#	Pan-International Industrial Corp.	215,514	391,495
	Panion & BF Biotech, Inc.	31,969	68,811
	Parade Technologies Ltd.	26,400	581,650
*	Paragon Technologies Co. Ltd.	7,000	4,776
*	PChome Online, Inc.	56,208	63,594
#	PCL Technologies, Inc.	29,961	115,944
	P-Duke Technology Co. Ltd.	27,442	90,938
	Pegatron Corp.	395,037	950,375
	Pegavision Corp.	24,198	267,657
	PharmaEngine, Inc.	40,000	92,412
#	PharmaEssentia Corp.	46,461	750,622
#*	Phihong Technology Co. Ltd.	163,000	161,152
	Phison Electronics Corp.	35,000	1,206,668
#	Phoenix Silicon International Corp.	44,486	248,976
	Phoenix Tours International, Inc.	29,400	49,369
*	Phytohealth Corp.	81,000	36,673
#	Pixart Imaging, Inc.	67,030	503,164
	Planet Technology Corp.	17,000	73,084
	Plastron Precision Co. Ltd.	59,628	32,141
	Podak Co. Ltd.	7,000	10,538
	Polytronics Technology Corp.	35,269	52,566
	Posiflex Technology, Inc.	22,346	156,562
	Pou Chen Corp.	574,144	546,294
	Power Wind Health Industry, Inc.	15,632	83,211
*	Powerchip Semiconductor Manufacturing Corp.	1,014,000	1,029,296
	Powertech Technology, Inc.	199,400	1,113,879
	Powertip Technology Corp.	47,714	19,022
	Poya International Co. Ltd.	27,349	404,183

199

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Chain Store Corp.	173,000	$1,339,708
	President Securities Corp.	476,159	366,213
	Primax Electronics Ltd.	251,000	675,366
	Prince Housing & Development Corp.	455,087	131,881
*	Princeton Technology Corp.	57,000	26,422
	Pro Hawk Corp.	8,000	39,014
	Promate Electronic Co. Ltd.	115,197	177,457
#	Prosperity Dielectrics Co. Ltd.	52,032	99,223
	PSS Co. Ltd.	7,000	34,409
	QST International Corp.	42,642	58,834
#	Qualipoly Chemical Corp.	42,198	247,719
	Quang Viet Enterprise Co. Ltd.	28,972	72,705
#	Quanta Computer, Inc.	386,715	3,750,451
	Quanta Storage, Inc.	96,000	330,737
*	Quintain Steel Co. Ltd.	143,134	40,542
	Radiant Opto-Electronics Corp.	134,144	574,626
	Radium Life Tech Co. Ltd.	328,524	117,336
	Rafael Microelectronics, Inc.	8,024	28,974
#	Raydium Semiconductor Corp.	32,000	252,882
	Realtek Semiconductor Corp.	59,268	989,691
	ReaLy Development&Construction Corp.	12,000	11,680
	Rechi Precision Co. Ltd.	173,173	129,849
#	Rexon Industrial Corp. Ltd.	53,000	47,470
#	Rich Development Co. Ltd.	293,811	80,903
*	Right WAY Industrial Co. Ltd.	78,000	31,301
	RiTdisplay Corp.	21,154	22,711
		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	325,288	$105,199
	Rodex Fasteners Corp.	25,000	22,911
	Ruentex Development Co. Ltd.	356,751	345,555
	Ruentex Engineering & Construction Co.	36,184	196,820
	Ruentex Industries Ltd.	174,963	305,231
	Run Long Construction Co. Ltd.	214,541	264,835
#	Sakura Development Co. Ltd.	139,570	218,018
	Sampo Corp.	151,200	120,905
	San Fang Chemical Industry Co. Ltd.	92,992	93,416
	San Fu Chemical Co. Ltd.	19,000	66,925
	San Shing Fastech Corp.	50,479	84,338
	Sanyang Motor Co. Ltd.	201,684	395,735
	Savior Lifetec Corp.	119,447	66,364
#	SCI Pharmtech, Inc.	25,705	48,087
	Scientech Corp.	17,000	195,937
	ScinoPharm Taiwan Ltd.	122,000	69,455
	SciVision Biotech, Inc.	16,000	46,632
	SDI Corp.	66,000	182,599
	Sea & Land Integrated Corp.	37,700	22,991
	Sea Sonic Electronics Co. Ltd.	21,000	46,969
	Securitag Assembly Group Co. Ltd.	4,000	13,761
	Senao International Co. Ltd.	34,000	32,069
	Senao Networks, Inc.	15,119	74,586
	Sensortek Technology Corp.	13,000	80,251
	Sercomm Corp.	142,000	455,093
	Sesoda Corp.	118,315	116,048
	Shanghai Commercial & Savings Bank Ltd.	730,799	940,762
	Shan-Loong Transportation Co. Ltd.	48,000	22,235
	Sharehope Medicine Co. Ltd.	42,361	33,462

200

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sheng Yu Steel Co. Ltd.	53,000	$36,495
#	ShenMao Technology, Inc.	44,435	145,968
	Shieh Yih Machinery Industry Co. Ltd.	60,000	41,670
	Shih Her Technologies, Inc.	27,126	152,397
*	Shihlin Development Co. Ltd.	24,000	8,434
	Shihlin Electric & Engineering Corp.	49,000	316,711
	Shin Hsiung Natural Gas Co. Ltd.	21,336	28,179
	Shin Ruenn Development Co. Ltd.	66,427	125,760
	Shin Shin Natural Gas Co.	18,000	23,118
#	Shin Zu Shing Co. Ltd.	76,174	520,050
	Shinfox Energy Co. Ltd.	30,000	59,284
*	Shining Building Business Co. Ltd.	198,397	58,377
	Shinkong Insurance Co. Ltd.	116,000	424,080
	Shinkong Synthetic Fibers Corp.	597,191	258,846
#	Shinkong Textile Co. Ltd.	73,800	135,504
	Shiny Brands Group Co. Ltd.	7,700	25,994
	Shiny Chemical Industrial Co. Ltd.	75,122	355,622
*	Shun On Electronic Co. Ltd.	14,000	11,742
*	Shuttle, Inc.	167,000	100,446
	Sigurd Microelectronics Corp.	252,538	854,401
	Silergy Corp.	58,000	417,298
#	Silicon Integrated Systems Corp.	180,895	324,263
	Simplo Technology Co. Ltd.	48,400	550,952
	Sinbon Electronics Co. Ltd.	88,917	609,416
	Sincere Navigation Corp.	163,240	128,219
	Singatron Enterprise Co. Ltd.	14,000	13,924
		Shares	Value»
TAIWAN — (Continued)
	Sinher Technology, Inc.	29,000	$23,972
	Sinmag Equipment Corp.	20,979	91,727
*	Sino Tactful Co. Ltd.	21,000	13,655
	Sino-American Silicon Products, Inc.	231,000	934,745
	Sinon Corp.	189,000	262,167
	SinoPac Financial Holdings Co. Ltd.	2,437,341	2,028,826
	Sinopower Semiconductor, Inc.	9,900	34,565
	Sinyi Realty, Inc.	124,549	91,722
	Sirtec International Co. Ltd.	40,600	33,244
	Sitronix Technology Corp.	59,434	386,170
	Siward Crystal Technology Co. Ltd.	79,000	57,799
	Sixxon Tech Co. Ltd.	2,000	10,558
	Soft-World International Corp.	25,000	82,825
	Solar Applied Materials Technology Corp.	251,339	483,074
	Solteam, Inc.	29,850	46,786
	Song Shang Electronics Co. Ltd.	30,000	20,904
	Sonix Technology Co. Ltd.	66,000	75,298
	Southeast Cement Co. Ltd.	65,000	35,038
	Speed Tech Corp.	54,000	82,739
	Sporton International, Inc.	48,740	283,411
	Sports Gear Co. Ltd.	27,000	98,381
#	St. Shine Optical Co. Ltd.	29,000	123,070
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	77,537
	Standard Foods Corp.	195,642	199,636
	Stark Technology, Inc.	50,200	260,461
#*	Starlux Airlines Co. Ltd.	462,000	360,294
#	S-Tech Corp.	92,468	70,247
#	STL Technology Co. Ltd.	13,000	57,493
	Sun Max Tech Ltd.	12,568	34,191
*	Sun Yad Construction Co. Ltd.	101,016	51,481
	Sunfun Info Co. Ltd.	52,370	55,708

201

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunjuice Holdings Co. Ltd.	7,359	$34,939
*	Sunko INK Co. Ltd.	68,200	26,310
#	SunMax Biotechnology Co. Ltd.	12,000	152,134
	Sunny Friend Environmental Technology Co. Ltd.	35,982	96,765
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	556,432
	Sunplus Innovation Technology, Inc.	8,213	36,094
#*	Sunplus Technology Co. Ltd.	218,000	152,090
	Sunrex Technology Corp.	72,631	98,127
	Sunspring Metal Corp.	50,625	36,196
	Superalloy Industrial Co. Ltd.	32,000	49,376
	Superior Plating Technology Co. Ltd.	7,000	10,003
#	Supreme Electronics Co. Ltd.	267,027	572,065
#	Swancor Holding Co. Ltd.	25,000	101,159
	Sweeten Real Estate Development Co. Ltd.	92,141	84,485
	Symtek Automation Asia Co. Ltd.	29,776	151,289
	Syncmold Enterprise Corp.	58,000	129,665
#	Synnex Technology International Corp.	301,967	556,698
	Syscom Computer Engineering Co.	16,000	29,729
	Systex Corp.	83,000	348,817
#	T3EX Global Holdings Corp.	61,000	138,279
	TA Chen Stainless Pipe	439,722	524,140
	Ta Ya Electric Wire & Cable	341,760	465,304
	Tah Hsin Industrial Corp.	24,024	50,055
#	TA-I Technology Co. Ltd.	55,936	113,544
		Shares	Value»
TAIWAN — (Continued)
	Tai Tung Communication Co. Ltd.	60,715	$44,872
	Taichung Commercial Bank Co. Ltd.	1,069,960	743,835
	TaiDoc Technology Corp.	29,458	117,679
	Taiflex Scientific Co. Ltd.	106,208	234,285
	Tailyn Technologies, Inc.	22,000	17,987
#	Taimide Tech, Inc.	46,117	90,297
	Tainan Enterprises Co. Ltd.	43,000	37,960
	Tainan Spinning Co. Ltd.	552,568	226,186
*	Tainergy Tech Co. Ltd.	57,000	27,265
	Tai-Saw Technology Co. Ltd.	42,000	33,702
	TaiSol Electronics Co. Ltd.	37,000	63,526
	Taisun Enterprise Co. Ltd.	96,000	57,716
	Taita Chemical Co. Ltd.	54,050	19,302
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	121,987
	Taiwan Business Bank	2,033,723	1,013,012
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	56,327
	Taiwan Cogeneration Corp.	165,000	258,593
	Taiwan Cooperative Financial Holding Co. Ltd.	1,719,795	1,329,136
	Taiwan Environment Scientific Co. Ltd.	40,280	24,947
	Taiwan Fertilizer Co. Ltd.	320,000	500,222
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	124,743
	Taiwan Fructose Co. Ltd.	34,980	20,908
	Taiwan FU Hsing Industrial Co. Ltd.	56,800	94,842
#*	Taiwan Glass Industry Corp.	482,442	437,727
	Taiwan High Speed Rail Corp.	393,000	349,313

202

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co. Ltd.	174,245	$714,423
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	101,840
*	Taiwan IC Packaging Corp.	38,000	21,680
††	Taiwan Land Development Corp.	335,217	5,480
	Taiwan Line Tek Electronic	40,810	32,537
#*	Taiwan Mask Corp.	107,000	133,379
	Taiwan Mobile Co. Ltd.	366,800	1,305,388
	Taiwan Navigation Co. Ltd.	107,000	101,133
	Taiwan Paiho Ltd.	153,068	283,964
#	Taiwan PCB Techvest Co. Ltd.	146,733	168,166
	Taiwan Sakura Corp.	85,600	237,053
	Taiwan Sanyo Electric Co. Ltd.	60,800	69,851
	Taiwan Secom Co. Ltd.	130,795	458,909
#	Taiwan Semiconductor Co. Ltd.	117,000	208,446
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,184,215	105,627,860
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	10,773,119
	Taiwan Shin Kong Security Co. Ltd.	129,251	171,103
	Taiwan Steel Union Co. Ltd.	9,000	32,152
*	Taiwan Styrene Monomer	218,164	59,768
	Taiwan Surface Mounting Technology Corp.	154,845	551,999
	Taiwan Taxi Co. Ltd.	16,800	72,065
*	Taiwan TEA Corp.	257,648	116,342
#	Taiwan Union Technology Corp.	75,000	935,139
#*	Taiwan-Asia Semiconductor Corp.	177,043	138,605
	Taiyen Biotech Co. Ltd.	51,712	53,601
		Shares	Value»
TAIWAN — (Continued)
*	Tang Eng Iron Works Co. Ltd.	36,000	$33,401
#	Tatung Co. Ltd.	442,403	518,547
*	TBI Motion Technology Co. Ltd.	27,000	33,888
	TCI Co. Ltd.	49,153	181,430
	Te Chang Construction Co. Ltd.	37,247	74,913
	Teco Electric & Machinery Co. Ltd.	283,000	1,065,078
	Tehmag Foods Corp.	13,470	128,645
	Test Research, Inc.	81,571	413,310
	Test Rite International Co. Ltd.	77,568	51,219
*	Thermaltake Technology Co. Ltd.	27,096	27,897
#	Thinking Electronic Industrial Co. Ltd.	37,000	226,472
	Thye Ming Industrial Co. Ltd.	54,700	96,268
	Tofu Restaurant Co. Ltd.	8,360	54,342
	Ton Yi Industrial Corp.	426,300	248,804
	Tong Hsing Electronic Industries Ltd.	96,630	392,537
	Tong Ming Enterprise Co. Ltd.	16,000	14,737
	Tong Yang Industry Co. Ltd.	158,640	497,719
#	Tong-Tai Machine & Tool Co. Ltd.	101,711	106,917
	Top Union Electronics Corp.	57,864	56,399
	Topco Scientific Co. Ltd.	88,307	978,471
	Topco Technologies Corp.	24,122	48,645
	Topkey Corp.	36,000	217,761
#	Topoint Technology Co. Ltd.	63,386	242,442
	TPK Holding Co. Ltd.	147,000	173,303
	Trade-Van Information Services Co.	29,000	90,583
	Transart Graphics Co. Ltd.	15,000	20,345
	Transcend Information, Inc.	102,890	440,653
	Transcom, Inc.	32,428	142,693

203

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Triocean Industrial Corp. Co. Ltd.	4,000	$11,876
	Tripod Technology Corp.	121,170	1,340,042
	Trusval Technology Co. Ltd.	6,796	56,955
	TS Financial Holding Co. Ltd (2887 TT)	4,450,093	2,703,457
*	TS Financial Holding Co. Ltd (28871 TT)	580,682	174,178
	Tsang Yow Industrial Co. Ltd.	30,000	22,099
	Tsann Kuen Enterprise Co. Ltd.	35,081	27,947
	TSC Auto ID Technology Co. Ltd.	16,573	105,219
*	TSEC Corp.	220,000	100,184
	TSRC Corp.	298,452	145,296
	TST Group Holding Ltd.	4,800	13,912
	Ttet Union Corp.	16,000	75,198
	TTFB Co. Ltd.	14,002	83,271
	TTY Biopharm Co. Ltd.	108,000	279,176
*	Tul Corp.	14,000	34,613
	Tung Ho Steel Enterprise Corp.	294,448	600,688
	Tung Thih Electronic Co. Ltd.	38,896	92,335
	TURVO International Co. Ltd.	14,843	96,741
#	TXC Corp.	161,204	465,430
#	TYC Brother Industrial Co. Ltd.	83,091	129,214
*	Tycoons Group Enterprise	161,476	41,289
	Tyntek Corp.	117,922	66,894
	TZE Shin International Co. Ltd.	55,000	26,978
*	U-BEST Innovative Technology Co. Ltd.	68,000	40,688
	Ubright Optronics Corp.	15,000	30,845
#	UDE Corp.	37,000	126,916
	Ultra Chip, Inc.	24,000	35,430
	U-MEDIA Communications, Inc.	16,000	21,397
	U-Ming Marine Transport Corp.	221,000	399,270
		Shares	Value»
TAIWAN — (Continued)
	Unic Technology Corp.	34,000	$25,604
#	Unimicron Technology Corp.	381,312	2,009,720
	Union Bank of Taiwan	315,087	189,859
	Union Insurance Co. Ltd.	42,000	36,620
*	Uniplus Electronics Co. Ltd.	18,000	13,886
	Uni-President Enterprises Corp.	928,577	2,372,440
	Unitech Computer Co. Ltd.	45,000	60,780
	Unitech Printed Circuit Board Corp.	333,265	283,792
	United Alloy-Tech Co.	25,000	43,788
	United Integrated Services Co. Ltd.	43,400	1,208,028
#	United Microelectronics Corp. (2303 TT)	2,301,081	3,475,155
	United Orthopedic Corp.	36,141	146,105
	United Radiant Technology	48,000	33,111
*	United Recommend International Co. Ltd.	21,817	27,522
*	United Renewable Energy Co. Ltd.	675,347	149,849
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	41,169
	Universal Cement Corp.	152,620	153,591
*	Universal Microelectronics Co. Ltd.	24,000	16,084
#	Universal Microwave Technology, Inc.	10,000	142,553
	Universal Vision Biotechnology Co. Ltd.	32,928	153,037
	UPC Technology Corp.	385,532	126,826
	UPI Semiconductor Corp.	4,000	24,350
	Userjoy Technology Co. Ltd.	25,932	65,130
	USI Corp.	338,332	113,647
*	Usun Technology Co. Ltd.	17,000	25,535

204

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Utechzone Co. Ltd.	23,000	$64,805
	UVAT Technology Co. Ltd.	14,000	27,031
	Value Valves Co. Ltd.	22,000	59,908
#	Vanguard International Semiconductor Corp.	274,475	859,236
	Ve Wong Corp.	43,000	55,215
#	Ventec International Group Co. Ltd.	31,000	90,115
#	Via Technologies, Inc.	70,000	119,126
	Viking Tech Corp.	35,000	47,589
	Visco Vision, Inc.	21,000	135,518
	VisEra Technologies Co. Ltd.	23,000	191,483
#	Visual Photonics Epitaxy Co. Ltd.	40,757	182,333
	Vivotek, Inc.	14,000	37,256
	Vizionfocus, Inc.	12,000	70,019
#	Voltronic Power Technology Corp.	18,017	705,830
#*	Wafer Works Corp.	289,249	293,270
#	Waffer Technology Corp.	79,070	181,237
	Wah Hong Industrial Corp.	33,694	36,770
	Wah Lee Industrial Corp.	95,480	279,614
#	Walsin Lihwa Corp.	790,929	766,096
#	Walsin Technology Corp.	174,345	699,549
#	Walton Advanced Engineering, Inc.	140,000	108,866
	Wan Hai Lines Ltd.	186,355	497,222
	WAN HWA Enterprise Co.	40,000	14,364
*	We & Win Development Co. Ltd.	45,000	16,284
	We&Win Diversification Co. Ltd.	58,000	40,450
	WEI Chih Steel Industrial Co. Ltd.	84,000	43,674
	Wei Chuan Foods Corp.	176,000	86,099
#	Weikeng Industrial Co. Ltd.	206,725	197,132
	Well Shin Technology Co. Ltd.	46,160	78,810
	Welldone Co.	30,000	48,969
	WELLELL, Inc.	29,000	20,204
	Wholetech System Hitech Ltd.	24,000	94,251
		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	159,141	$553,213
*	Winbond Electronics Corp.	955,486	1,671,095
	Winmate, Inc.	19,000	101,534
	Winstek Semiconductor Co. Ltd.	34,000	105,467
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	678,909
	Wisdom Marine Lines Co. Ltd.	215,501	441,504
	Wiselink Co. Ltd.	37,677	225,650
	Wistron Corp.	464,017	2,248,775
	WITS Corp.	22,385	90,086
#	Wiwynn Corp.	19,000	2,679,372
	WNC Corp.	125,260	508,283
	Wonderful Hi-Tech Co. Ltd.	69,683	103,428
	Wowprime Corp.	54,387	380,868
	WPG Holdings Ltd.	374,779	732,983
#	WT Microelectronics Co. Ltd.	129,284	599,365
#	WUS Printed Circuit Co. Ltd.	80,712	265,982
	XinTec, Inc.	49,000	242,508
	X-Legend Entertainment Co. Ltd.	9,000	28,714
#	Xxentria Technology Materials Corp.	87,182	97,863
	Ya Horng Electronic Co. Ltd.	20,000	36,705
#	Yageo Corp.	345,456	2,780,528
#	Yang Ming Marine Transport Corp.	499,000	930,964
	Yankey Engineering Co. Ltd.	23,134	345,040
#	YC INOX Co. Ltd.	187,624	117,206
	YCC Parts Manufacturing Co. Ltd.	23,000	32,204
#	Yea Shin International Development Co. Ltd.	114,260	91,876
*	Yeh-Chiang Technology Corp.	14,000	11,794
#	Yem Chio Co. Ltd.	217,322	93,569
	Yen Sun Technology Corp.	26,000	38,963
*	Yeong Guan Energy Technology Group Co. Ltd.	48,659	31,472

205

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co. Ltd.	54,704	$37,150
	YFY, Inc.	540,891	446,057
	Yi Jinn Industrial Co. Ltd.	85,155	45,124
*	Yieh Phui Enterprise Co. Ltd.	438,325	209,944
	Yonyu Plastics Co. Ltd.	39,000	24,920
	Young Fast Optoelectronics Co. Ltd.	41,298	73,158
*	Young Optics, Inc.	22,000	39,077
#	Youngtek Electronics Corp.	62,257	118,985
	Yuan High-Tech Development Co. Ltd.	8,400	46,076
	Yuanta Financial Holding Co. Ltd.	1,823,336	2,041,489
	Yuanta Futures Co. Ltd.	55,186	161,482
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	44,943
#	Yulon Finance Corp.	152,473	476,156
	Yulon Motor Co. Ltd.	352,141	375,461
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,935
#	Yungshin Construction & Development Co. Ltd.	51,000	126,624
	YungShin Global Holding Corp.	87,000	159,280
	Yusin Holding Corp.	12,179	27,318
#	Zeng Hsing Industrial Co. Ltd.	36,906	110,587
	Zenitron Corp.	94,000	105,495
#	Zero One Technology Co. Ltd.	61,422	228,056
#	Zhen Ding Technology Holding Ltd.	261,000	1,378,214
*	Zhong Yang Technology Co. Ltd.	19,000	25,851
*	Zig Sheng Industrial Co. Ltd.	187,231	46,975
	ZillTek Technology Corp.	11,000	72,126
*	Zinwell Corp.	147,010	67,459
		Shares	Value»
TAIWAN — (Continued)
	Zippy Technology Corp.	51,000	$85,748
	Zyxel Group Corp.	143,826	163,691
TOTAL TAIWAN			412,823,227
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	122,332	46,534
#*	Absolute Clean Energy PCL	859,800	34,833
	Advanced Info Service PCL	62,400	582,799
	Advanced Information Technology PCL, Class F	368,300	54,900
	AEON Thana Sinsap Thailand PCL	37,700	123,004
	After You PCL	87,400	13,461
	Airports of Thailand PCL	362,100	461,934
	Allianz Ayudhya Capital PCL	16,500	17,350
	AMA Marine PCL	65,800	8,465
	Amata Corp. PCL	487,500	217,102
#	AP Thailand PCL	771,202	206,306
	Asia Plus Group Holdings PCL	764,400	52,481
	Asia Sermkij Leasing PCL	21,000	5,033
	Asian Alliance International PCL	136,100	21,677
	Asian Insulators PCL	149,155	15,222
	Asian Sea Corp. PCL	76,100	17,180
	Asset World Corp. PCL	1,286,200	87,510
*	Assetwise PCL	152,000	29,380
	Aurora Design PCL	85,800	38,210
	Bangchak Corp. PCL	222,400	202,901
	Bangchak Sriracha PCL	303,700	41,890
#	Bangkok Airways PCL	146,800	59,020
	Bangkok Aviation Fuel Services PCL	28,500	8,505
	Bangkok Bank PCL (BBLF TB)	158,100	782,310
#	Bangkok Commercial Asset Management PCL	706,500	147,483
#	Bangkok Expressway & Metro PCL	1,187,535	189,139
	Bangkok Land PCL	5,830,300	90,155

206

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Life Assurance PCL, NVDR	88,940	$49,510
	Bangkok Ranch PCL	394,200	20,237
	BCPG PCL	106,800	27,249
#	BEC World PCL	427,599	25,787
#	Berli Jucker PCL	209,000	118,284
	Betagro PCL	198,200	98,073
	BKI Holdings PCL	28,780	272,358
	Bluebik Group PCL	46,400	26,834
*	BTS Group Holdings PCL	1,694,500	154,069
#	Cal-Comp Electronics Thailand PCL, Class F	676,978	127,712
	Central Pattana PCL	204,200	339,439
	Central Plaza Hotel PCL	76,800	76,598
	Central Retail Corp. PCL	382,366	242,416
	CH Karnchang PCL	343,972	162,758
	Charoen Pokphand Foods PCL	562,093	366,790
	CK Power PCL	501,000	39,665
	Com7 PCL	252,600	195,299
	Cotto F	291,200	1,711
	CP ALL PCL	487,530	693,564
#	CP Axtra PCL	185,407	112,385
	Delta Electronics Thailand PCL	233,300	1,565,675
	Dhipaya Group Holdings PCL	141,000	95,061
	Diamond Building Products PCL	152,800	24,809
#	Dohome PCL	334,700	40,369
	Don Muang Tollway PCL	150,500	47,940
#	Dynasty Ceramic PCL	1,511,600	61,708
	Eastern Polymer Group PCL	402,600	34,863
	Eastern Water Resources Development & Management PCL, Class F	345,900	26,957
#*	Energy Absolute PCL	1,659,900	157,083
	Erawan Group PCL	794,500	57,987
	Exotic Food PCL	52,700	24,773
#*	Forth Corp. PCL	95,400	20,358
	Forth Smart Service PCL	130,600	29,888
	Fortune Parts Industry PCL	205,200	9,709
		Shares	Value»
THAILAND — (Continued)
	GFPT PCL	243,300	$77,501
	Global Green Chemicals PCL	36,900	4,063
	Gunkul Engineering PCL	1,707,800	108,801
	Haad Thip PCL	109,500	51,135
	Hana Microelectronics PCL	239,201	171,624
	Heng Leasing & Capital PCL	196,000	6,122
#	Home Product Center PCL	1,071,727	217,096
	Humanica PCL	88,600	14,933
*	Hwa Fong Rubber Thailand PCL, Class F	162,600	18,405
	ICC International PCL	47,826	36,237
	Ichitan Group PCL	232,700	88,517
	Index Livingmall PCL	102,800	45,463
	Indorama Ventures PCL	170,900	100,949
#	IRPC PCL	4,183,800	148,798
	IT City PCL	52,200	5,650
#*	Jasmine Technology Solution PCL	61,800	48,737
	Jaymart Group Holdings PCL	189,300	45,664
#	JMT Network Services PCL	280,837	84,681
	Kang Yong Electric PCL	2,400	21,005
	Karmarts PCL	339,966	86,214
	Kasikornbank PCL (KBANKF TB)	51,600	297,616
	KCE Electronics PCL	275,900	217,580
	KGI Securities Thailand PCL	666,500	80,800
#	Kiatnakin Phatra Bank PCL	39,400	80,116
	Krung Thai Bank PCL	379,950	320,199
	Krungthai Card PCL	160,600	141,553
	Lalin Property PCL	208,900	32,302
	Lam Soon Thailand PCL	132,400	19,081
	Land & Houses PCL (LHF TB)	1,472,300	177,578
	Land & Houses PCL (LHR TB), NVDR	64,820	7,818
	LH Financial Group PCL	1,530,300	36,915
	Loxley PCL	697,570	32,576
#	LPN Development PCL	545,600	27,672

207

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	204,500	$44,903
	Malee Group PCL	41,300	5,390
	MBK PCL	43,852	22,377
	MC Group PCL	194,800	67,474
	MCS Steel PCL	220,500	55,918
	Mega Lifesciences PCL	134,200	122,434
	Minor International PCL	795,771	566,035
	MK Restaurants Group PCL	126,600	128,225
*	Mono Next PCL	320,200	11,784
#	Moshi Moshi Retail Corp. PLC	42,900	45,441
	Muang Thai Insurance PCL	58,000	30,314
	Muangthai Capital PCL	132,200	165,582
	Namyong Terminal PCL	218,500	19,191
	Netbay PCL	57,700	36,581
	Noble Development PCL	419,800	27,783
	Northeast Rubber PCL	678,900	87,343
	NSL Foods PCL	11,300	9,086
	Osotspa PCL	207,400	100,701
	Plan B Media PCL	650,932	84,147
	Polyplex Thailand PCL	141,900	41,471
	Precious Shipping PCL	386,800	80,147
	Premier Marketing PCL	106,600	37,583
	Prima Marine PCL	295,200	58,885
*	Property Perfect PCL	4,335,345	9,385
	PTG Energy PCL	541,800	134,047
	PTT Global Chemical PCL	304,256	237,590
	PTT Oil & Retail Business PCL	349,400	158,843
#	Quality Houses PCL	3,044,091	124,268
	R&B Food Supply PCL	203,600	22,668
	Ratchthani Leasing PCL	640,597	31,698
	Regional Container Lines PCL	175,200	139,521
	S Hotels & Resorts PCL	455,800	21,567
	Sabina PCL	35,100	16,825
	Saha Pathana Inter-Holding PCL	28,050	39,254
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	37,800	$33,317
	Saksiam Leasing PCL	214,900	23,926
	Samart Corp. PCL	178,000	33,029
	Sansiri PCL	5,663,833	245,226
#	Sappe PCL	44,100	49,439
	SC Asset Corp. PCL	883,396	46,444
	SCB X PCL	81,900	331,805
	SCG Packaging PCL	249,599	140,489
#	SCGJWD Logistics PCL	57,100	14,657
	Siam Cement PCL	86,000	542,570
#	Siam Global House PCL	224,303	47,864
	Siam Wellness Group PCL	228,750	20,657
	Siamgas & Petrochemicals PCL	299,100	59,200
*	Singer Thailand PCL	172,900	31,013
#	Singha Estate PCL	557,400	9,481
	SiS Distribution Thailand PCL	37,300	21,341
#	SISB PCL	118,300	43,171
*	SKY ICT PCL	100,600	38,268
*	SNC Former PCL	138,100	25,625
	Somboon Advance Technology PCL	100,650	40,777
	SPCG PCL	215,700	55,368
#	Sri Trang Agro-Industry PCL	376,400	138,524
	Sri Trang Gloves Thailand PCL	411,698	85,306
#	Srinanaporn Marketing PCL	164,500	39,936
	Srisawad Capital 1969 PCL, Class F	445,566	15,295
	Srisawad Corp. PCL	208,959	182,560
	Srivichai Vejvivat PCL	174,700	44,033
	Star Petroleum Refining PCL	746,800	110,859
	Starflex PCL	89,100	6,999
*	STP & I PCL	472,180	52,862
	Supalai PCL	422,825	223,606
*	Super Energy Corp. PCL	9,042,200	36,353
	Susco PCL	266,700	19,630
	SVI PCL	202,700	38,866
	Syntec Construction PCL	574,800	31,286
	TAC Consumer PCL	154,800	22,979
#	Taokaenoi Food & Marketing PCL, Class F	157,200	23,725

208

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Coconut PCL	146,700	$32,439
	Thai Life Insurance PCL	140,400	44,723
	Thai Oil PCL	257,614	284,821
	Thai President Foods PCL	4,100	24,726
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	67,622
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	23,339
	Thai Union Group PCL	555,532	225,065
	Thai Vegetable Oil PCL	180,840	135,343
	Thai Wah PCL	229,800	17,909
*	Thaicom PCL	219,600	64,858
#	Thaifoods Group PCL	501,100	70,357
	Thanachart Capital PCL	63,600	100,312
#	Thoresen Thai Agencies PCL	602,400	81,972
	TIDLOR Holdings PCL	258,425	167,834
	Tipco Asphalt PCL (TASCO/F TB)	225,200	96,808
	TIPCO Foods PCL	46,200	11,145
	Tisco Financial Group PCL (TISCO/F TB)	28,600	95,083
	TKS Technologies PCL	157,730	27,317
#	TMBThanachart Bank PCL	2,445,150	139,896
*	TMT Steel PCL	169,300	15,707
	TOA Paint Thailand PCL	221,900	88,527
	TQM Alpha PCL	88,866	33,804
	Triple i Logistics PCL	142,800	20,491
*	True Corp. PCL	1,121,203	395,290
	TTW PCL	251,600	70,418
	Union Auction PCL	87,100	15,354
	Unique Engineering & Construction PCL	182,250	16,233
	United Paper PCL	138,000	32,862
	Univanich Palm Oil PCL	256,200	94,287
	Vanachai Group PCL	262,120	16,213
	VGI PCL	2,132,600	82,442
	WHA Corp. PCL	1,408,100	141,964
*	Xspring Capital PCL	2,834,500	42,077
TOTAL THAILAND			20,244,288
		Shares	Value»
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	2,256,095	$195,560
	Agesa Hayat ve Emeklilik AS	16,407	81,871
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	33,594	22,933
	Akbank TAS	613,519	885,850
*	Akfen Yenilenebilir Enerji AS	75,221	30,792
	Aksa Akrilik Kimya Sanayii AS	525,921	154,958
*	Aksa Enerji Uretim AS	32,945	40,703
*	Aksigorta AS	107,839	17,916
	Albaraka Turk Katilim Bankasi AS	752,440	146,976
*	Alkim Alkali Kimya AS	66,442	30,632
	Anadolu Anonim Turk Sigorta Sirketi	253,141	139,478
	Anadolu Hayat Emeklilik AS	15,866	38,917
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	19,309
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	21,892
#*	Arcelik AS	10,304	27,070
*	ARD Grup Bilisim Teknolojileri AS	54,236	37,473
*	Arsan Tekstil Ticaret ve Sanayi AS	263,434	18,957
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,144	98,362
	Atp Yazilim ve Teknoloji AS	7,255	24,822
*	Aydem Yenilenebilir Enerji AS	19,426	8,770
	Aygaz AS	22,033	103,420
*	Bera Holding AS	283,731	123,822
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	113,669	37,913
*	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS	10,888	10,523
	BIM Birlesik Magazalar AS	29,586	378,878

209

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	$20,516
	Borusan Yatirim ve Pazarlama AS	598	34,768
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	7,266	29,304
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	21,158
	Celebi Hava Servisi AS	1,121	41,520
*	Cemas Dokum Sanayi AS	121,737	16,144
	Coca-Cola Icecek AS	104,785	128,092
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	52,767	33,463
*	Deva Holding AS	14,705	24,747
	Dogan Sirketler Grubu Holding AS	333,302	135,338
	Dogus Otomotiv Servis ve Ticaret AS	44,067	188,909
	Ebebek Magazacilik AS	8,355	10,785
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	55,203
	EGE Endustri VE Ticaret AS	178	34,591
	EGE Gubre Sanayii AS	19,870	50,321
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	37,161	79,891
Ω	Enerjisa Enerji AS	37,039	72,612
	Enerya Enerji AS	142,583	33,103
#	Enka Insaat ve Sanayi AS	141,775	261,542
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	22,789
	Europap Tezol Kagit Sanayi VE Ticaret AS	58,048	18,356
*	Europen Endustri Insaat Sanayi VE Ticaret AS	224,242	47,122
		Shares	Value»
TURKEY — (Continued)
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	81,772	$55,639
	Ford Otomotiv Sanayi AS	31,338	73,889
*	Galata Wind Enerji AS	35,800	21,730
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	51,619
	Gentas Genel Metal Sanayi ve Ticaret AS	80,427	17,598
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	78,397	87,826
	Global Yatirim Holding AS	695,897	193,145
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	41,982	23,002
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,504	35,118
	Grainturk Tarim AS	2,349	25,677
*	GSD Holding AS	438,423	50,588
#*	Gubre Fabrikalari TAS	8,118	61,055
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	6,740	54,647
*	HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS	9,094	9,980
#*	Hektas Ticaret TAS	298,236	25,289
*	Hitit Bilgisayar Hizmetleri AS	12,651	14,418
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	42,364
*	Is Finansal Kiralama AS	190,849	87,346
*	Isiklar Enerji ve Yapi Holding AS	100,001	81,250
*	Izmir Demir Celik Sanayi AS	315,488	47,896
*	Izmir Firca Sanayi ve Ticaret AS	7,268	25,927

210

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	$38,523
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	56,298
*	Kayseri Seker Fabrikasi AS	141,676	61,044
	Kiler Holding AS	18,824	60,880
	Kocaer Celik Sanayi Ve Ticaret AS	111,918	36,701
*	Kordsa Teknik Tekstil AS	14,902	19,815
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,514	56,974
*	Koza Polyester Sanayi VE Ticaret AS	72,377	11,896
	LDR Turizm AS	12,450	18,874
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	78,484
*	Loras Holding AS	144,133	20,653
*	Margun Enerji Uretim Sanayi VE Ticaret AS	140,470	98,825
*	Marmara Holding AS	119,365	8,543
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	251,370	240,704
*	Mega Metal Sanayi VE Ticaret AS	31,524	29,686
#*	MIA Teknoloji AS	41,529	36,765
	Naturelgaz Sanayi ve Ticaret AS	120,868	32,148
*	Orge Enerji Elektrik Taahhut AS	24,876	40,849
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	231,664	18,825
*	Oyak Yatirim Menkul Degerler AS	49,714	64,109
#*	Pegasus Hava Tasimaciligi AS	72,805	363,004
*	Peker Gayrimenkul Yatirim Ortakligi AS	701,547	200,120
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,144	8,834
#*	Petkim Petrokimya Holding AS	304,273	124,080
		Shares	Value»
TURKEY — (Continued)
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,966	$19,405
*	Polisan Holding AS	30,005	12,502
*	Politeknik Metal Sanayi ve Ticaret AS	212	43,249
*	Ral Yatirim Holding AS	13,568	63,949
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	190,319	69,218
#*	Sasa Polyester Sanayi AS	920,436	67,159
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	15,668	20,101
	Sekerbank Turk AS	1,077,926	205,084
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,997	24,036
	Sok Marketler Ticaret AS	80,517	84,626
	SUN Tekstil Sanayi Ve Ticaret AS	46,483	44,210
	Suwen Tekstil Sanayi Pazarlama AS	196,141	54,922
*	TAV Havalimanlari Holding AS	40,534	254,770
*	Tekfen Holding AS	30,683	61,408
#	Tofas Turk Otomobil Fabrikasi AS	21,065	132,092
*	Tukas Gida Sanayi ve Ticaret AS	1,069,281	72,715
*	Tumosan Motor ve Traktor Sanayi AS	7,217	18,791
	Turcas Holding AS	47,712	43,082
*	Tureks Turizm Tasimacilik AS, Class D	82,247	16,645
#*	Turk Altin Isletmeleri AS	70,377	44,885
#	Turk Hava Yollari AO	128,988	893,197
*	Turk Telekomunikasyon AS	148,117	179,561
	Turkcell Iletisim Hizmetleri AS	323,023	764,805
#	Turkiye Garanti Bankasi AS	135,943	434,190

211

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Turkiye Petrol Rafinerileri AS	118,020	$553,990
	Turkiye Sigorta AS	392,308	115,166
*	Turkiye Sinai Kalkinma Bankasi AS	691,090	211,447
#*	Turkiye Vakiflar Bankasi TAO, Class D	753,359	437,168
#	Ulker Biskuvi Sanayi AS	76,713	196,827
*	Usak Seramik Sanayii AS	191,715	15,831
*	Vakif Finansal Kiralama AS	1,162,717	54,286
	Vestel Beyaz Esya Sanayi ve Ticaret AS	115,499	24,151
*	Vestel Elektronik Sanayi ve Ticaret AS	61,815	48,944
*	Yapi ve Kredi Bankasi AS	720,873	575,074
	Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	82	537
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	38,567
*	Yayla Agro Gida Sanayi VE Nakliyat AS	91,970	24,037
*	YEO Teknoloji Enerji VE Endustri AS	27,703	22,592
	Ziraat Gayrimenkul Yatirim Ortakligi AS	89,179	49,063
*	Zorlu Enerji Elektrik Uretim AS	633,619	50,430
TOTAL TURKEY			12,913,420
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	327,373	1,284,382
	Abu Dhabi Islamic Bank PJSC	189,500	1,088,891
	Abu Dhabi National Hotels	2,965,692	359,902
	Abu Dhabi National Insurance Co. PSC	78,793	156,992
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	$614,956
*	Abu Dhabi Ports Co. PJSC	448,484	559,930
	ADNOC Drilling Co. PJSC	506,641	769,713
	ADNOC Logistics & Services	236,114	368,827
	Agility Global PLC	1,377,250	408,584
	Agthia Group PJSC	166,034	174,864
	Air Arabia PJSC	1,040,403	1,103,959
	Ajman Bank PJSC	449,057	178,506
*	AL Seer Marine Supplies & Equipment Co. LLC	118,746	96,052
	Aldar Properties PJSC	240,868	590,155
	Alpha Dhabi Holding PJSC	90,330	246,222
	Americana Restaurants International PLC - Foreign Co.	831,250	473,140
*	Amlak Finance PJSC	104,018	49,002
*	Apex Investment Co. PSC	89,958	94,242
*††	Arabtec Holding PJSC	166,414	0
*	Bank of Sharjah	428,900	150,713
	Burjeel Holdings PLC	264,588	100,890
	Deyaar Development PJSC	461,896	129,714
	Dubai Financial Market PJSC	604,960	253,886
	Dubai Investments PJSC	1,107,342	1,001,343
	Dubai Islamic Bank PJSC	579,846	1,499,955
	Emaar Development PJSC	262,350	1,065,681
	Emaar Properties PJSC	860,389	3,329,399
	Emirates Driving Co.	108,230	93,402
	Emirates Integrated Telecommunications Co. PJSC	250,630	644,506
	Emirates NBD Bank PJSC	366,178	2,801,950
*	Emirates Reem Investments PJSC	12,985	10,103

212

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Telecommunications Group Co. PJSC	439,192	$2,318,838
*	EMSTEEL Building Materials PJSC	466,626	149,787
*	Eshraq Investments PJSC	506,300	59,642
	Fertiglobe PLC	322,183	219,271
	First Abu Dhabi Bank PJSC	246,883	1,171,955
*	Ghitha Holding PJSC	11,884	75,892
*	Gulf Navigation Holding PJSC	47,457	117,822
*	Gulf Pharmaceutical Industries PSC	66,647	22,287
*	Manazel PJSC	469,227	38,308
*	Modon Holding PSC	410,592	407,941
*	Multiply Group PJSC	1,114,825	905,824
	National Bank of Ras Al-Khaimah PSC	53,122	112,051
	National Central Cooling Co. PJSC	238,237	195,830
	NMDC Group PJSC	47,789	311,127
	Palms Sports PrJSC	12,421	28,385
	Parkin Co. PJSC	152,749	230,398
*	Presight AI Holding PLC	100,260	98,497
*	RAK Properties PJSC	644,145	247,483
	Ras Al Khaimah Ceramics PJSC	298,761	209,062
	Salik Co. PJSC	376,998	613,728
	Sharjah Islamic Bank	413,605	332,206
*	Shuaa Capital PSC	260,400	15,084
*	Space42 PLC	280,696	142,024
	Taaleem Holdings PJSC	37,956	44,811
	TECOM Group PJSC	135,101	119,889
*	Union Properties PJSC	554,961	121,678
TOTAL UNITED ARAB EMIRATES			28,009,681
TOTAL COMMON STOCKS			1,846,059,075
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 1.006%	40,900	80,432
	Banco ABC Brasil SA, 8.457%	37,277	159,433
Ω	Banco BMG SA, 7.859%	74,500	55,806
		Shares	Value»

BRAZIL — (Continued)
*	Banco BMG SA	3,063	$2,220
	Banco Bradesco SA, 7.400%	448,539	1,514,042
	Banco do Estado do Rio Grande do Sul SA, 9.033%	111,307	284,270
	Banco Mercantil do Brasil SA, 2.089%	800	8,479
	Banco Pan SA, 2.333%	87,718	168,753
	Banco Pine SA, 6.844%	29,452	51,405
	Centrais Eletricas Brasileiras SA, 6.512%	22,000	242,861
	Centrais Eletricas de Santa Catarina SA, 9.478%	5,750	111,677
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	57,874	84,445
	Cia De Sanena Do Parana, 6.586%	337,736	428,766
	Cia Energetica de Minas Gerais, 12.908%	299,550	631,399
	Cia Energetica do Ceara, 4.657%	4,882	26,334
	Cia Paranaense de Energia - Copel Class B, 4.654%	227,791	589,383
	Energisa SA, 6.170%	177	309
	Eucatex SA Industria e Comercio, 4.404%	15,000	46,562
	Gerdau SA, 3.379%	107,502	378,459
	Isa Energia Brasil SA, 10.298%	54,103	252,517
	Itau Unibanco Holding SA, 6.653%	344,100	2,522,571
	Klabin SA, 6.050%	2	1
	Marcopolo SA, 7.858%	237,764	348,694
*	Raizen SA	334,196	59,013
	Randoncorp SA, 4.234%	74,336	83,594
	Schulz SA, 6.913%	42,646	38,604
	Track & Field Co. SA, 1.451%	12,300	41,404
	Unipar Carbocloro SA, 10.425%	14,548	191,992

213

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
* Usinas Siderurgicas de Minas Gerais SA Usiminas	153,486	$161,761
TOTAL BRAZIL		8,565,186
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 6.187%	65,507	96,468
COLOMBIA — (0.0%)
Grupo Argos SA, 5.588%	16,185	50,722
Grupo Aval Acciones y Valores SA, 3.140%	398,348	80,296
Grupo de Inversiones Suramericana SA, 3.606%	22,374	237,400
TOTAL COLOMBIA		368,418
INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	197,040	22,196
TOTAL PREFERRED STOCKS		9,052,268
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	744	149
* Oncoclinicas do Brasil Servicos Medicos SA Rights 11/07/2025	85,217	475
TOTAL BRAZIL		624
		Shares	Value»

MALAYSIA — (0.0%)
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	30,550	$1,532
SOUTH KOREA — (0.0%)
*	KBI Dongyang Steel Pipe Co. Ltd. Rights 12/04/2025	2,879	1,065
TAIWAN — (0.0%)
*	GlycoNex, Inc.	545	27
*	National Aerospace Fasteners Corp. Rights 11/17/2025	1,072	436
*	Yeong Guan Energy Technology Group Co. Ltd. Rights 11/10/2025	6,578	406
TOTAL TAIWAN			869
THAILAND — (0.0%)
*	Assetwise PCL	15,200	0
*	Better World Green PCL Warrants	613,067	0
TOTAL RIGHTS/WARRANTS			4,090
TOTAL INVESTMENT SECURITIES (Cost $1,110,203,304)			1,855,115,433

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,284,246	14,854,873
TOTAL INVESTMENTS — (100.0%)
(Cost $1,125,058,177)			$1,869,970,306

214

Emerging Markets Social Core Equity Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $88,688,297 or 4.8% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$45,769,924	—	—	$45,769,924
Chile	1,657,308	$7,383,039	—	9,040,347
China	38,330,499	475,490,696	$90,423	513,911,618
Colombia	1,953,435	—	—	1,953,435
Czech Republic	—	1,557,245	—	1,557,245
Egypt	12,944	469,255	—	482,199
France	297,822	—	—	297,822
Greece	—	9,428,752	—	9,428,752
Hong Kong	—	136,479	—	136,479
Hungary	—	4,755,985	—	4,755,985
India	14,853,328	272,673,352	—	287,526,680
Indonesia	841,351	20,145,978	21,006	21,008,335
Kuwait	—	12,394,700	536	12,395,236
Malaysia	—	23,656,983	35	23,657,018
Mexico	35,034,062	350,637	—	35,384,699
Peru	1,494,384	—	—	1,494,384
Philippines	22,054	8,247,299	2,507	8,271,860
Poland	—	20,851,101	—	20,851,101
Qatar	—	14,638,936	—	14,638,936
Saudi Arabia	33,126	52,941,261	—	52,974,387
South Africa	9,092,681	48,989,670	—	58,082,351
South Korea	1,708,520	246,663,150	77,996	248,449,666
Taiwan	11,392,574	401,425,173	5,480	412,823,227
Thailand	80,667	20,163,621	—	20,244,288
Turkey	8,543	12,904,877	—	12,913,420
United Arab Emirates	—	28,009,681	—	28,009,681
Preferred Stocks
Brazil	8,565,186	—	—	8,565,186
Chile	—	96,468	—	96,468
Colombia	368,418	—	—	368,418
India	—	22,196	—	22,196
Rights/Warrants
Brazil	—	624	—	624
Malaysia	—	1,532	—	1,532
South Korea	—	1,065	—	1,065
Taiwan	—	869	—	869
Thailand	—	—	—	—
Securities Lending Collateral	—	14,854,873	—	14,854,873
Total Investments in Securities	$171,516,826	$1,698,255,497	$197,983˂˃	$1,869,970,306

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
215

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.0%)
U.S. Social Core Equity 2 Portfolio	1,584,437	$51,969,540
INTERNATIONAL EQUITIES — (37.0%)
International Social Core Equity Portfolio	1,121,370	20,700,482
Emerging Markets Social Core Equity Portfolio	533,867	9,807,133
TOTAL INTERNATIONAL EQUITIES		30,507,615
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $55,183,080)		$82,477,155
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $37,435)	37,435	37,435
TOTAL INVESTMENTS — (100.0%) (Cost $55,220,515)		$82,514,590
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$82,477,155	—	—	$82,477,155
Temporary Cash Investments	37,435	—	—	37,435
TOTAL	$82,514,590	—	—	$82,514,590
See accompanying Notes to Financial Statements.
216

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.6%)
Federal Home Loan Banks
	5.750%, 06/12/26		150	$151,672
	3.000%, 09/11/26		1,200	1,191,692
#	3.250%, 06/09/28		2,350	2,333,787
	3.250%, 11/16/28		6,960	6,885,766
	2.125%, 09/14/29		945	890,260
	2.125%, 12/14/29		1,000	937,910
	5.500%, 07/15/36		3,295	3,624,684
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,779,520
	6.750%, 03/15/31		3,815	4,365,199
#	6.250%, 07/15/32		4,239	4,820,983
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,975,969
	1.875%, 09/24/26		2,090	2,055,264
	0.750%, 10/08/27		1,320	1,249,090
#	6.250%, 05/15/29		4,330	4,700,260
	7.125%, 01/15/30		3,583	4,052,288
#	7.250%, 05/15/30		3,316	3,805,073
	0.875%, 08/05/30		10,650	9,350,796
	6.625%, 11/15/30		4,400	4,978,196
TOTAL AGENCY OBLIGATIONS				61,148,409
BONDS — (46.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	150,648
Ω	2.500%, 02/10/41		1,132	789,451
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.626%, 01/15/27	EUR	2,600	3,010,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	254,523
Aetna, Inc.
	6.750%, 12/15/37		730	809,028
	4.500%, 05/15/42		200	172,606
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		800	760,578
Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	600	693,221
Ahold Finance USA LLC
	6.875%, 05/01/29		40	43,471
Aker BP ASA
Ω	5.125%, 10/01/34		200	196,539
			Face Amount^	Value†
			(000)

	Allstate Corp.
	4.500%, 06/15/43		2,000	$1,778,847
	Ally Financial, Inc.
	8.000%, 11/01/31		200	227,691
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	955,536
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,586,438
	2.875%, 05/12/41		3,200	2,448,737
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	115,609
	American Express Co.
	4.050%, 12/03/42		1,200	1,042,250
	American Honda Finance Corp.
	4.900%, 01/10/34		1,000	1,011,041
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	4.812%, 07/09/27		1,000	1,001,108
	American Tower Corp.
	2.300%, 09/15/31		500	442,743
	4.050%, 03/15/32		625	605,805
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	201,170
	Aon Corp.
#	3.750%, 05/02/29		1,000	986,703
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	1,002,233
	ARES Capital Corp.
	3.200%, 11/15/31		150	132,744
	5.800%, 03/08/32		200	202,269
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	396,186
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	887,059
	5.950%, 10/15/33		3,000	3,168,010
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	4.987%, 05/23/29	GBP	5,000	6,724,495
	AT&T, Inc.
	2.750%, 06/01/31		306	280,322
	3.500%, 06/01/41		1,705	1,349,009
	Australia & New Zealand Banking Group Ltd.
	4.950%, 02/05/29	AUD	5,000	3,341,673
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	4.259%, 06/18/27	AUD	1,000	656,662

217

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	4.622%, 02/05/29	AUD	1,000	$660,732
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.876%, 06/18/28		265	266,150
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.097%, 01/18/27		500	503,002
Autodesk, Inc.
	3.500%, 06/15/27		315	312,046
Avnet, Inc.
	3.000%, 05/15/31		1,500	1,356,619
	5.500%, 06/01/32		120	121,996
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
#	3.337%, 12/15/27		30	29,590
Bank of America Corp.
	5.875%, 02/07/42		2,075	2,226,589
Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,951,077
	2.450%, 02/02/32		275	245,268
Barclays PLC
	4.375%, 01/12/26		500	499,952
Best Buy Co., Inc.
	1.950%, 10/01/30		300	266,893
Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,369,566
	2.400%, 04/30/30		133	123,944
	1.900%, 01/28/31		160	143,199
	2.100%, 02/25/32		500	439,337
Blue Owl Finance LLC
	6.250%, 04/18/34		200	207,540
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	969,801
Boston Properties LP
	2.550%, 04/01/32		1,000	865,974
#	5.750%, 01/15/35		400	409,030
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,200	1,225,552
British Telecommunications PLC
Ω	3.250%, 11/08/29		1,000	958,191
Broadcom, Inc.
	3.419%, 04/15/33		767	715,210
Ω	3.137%, 11/15/35		483	418,621
Ω	3.187%, 11/15/36		41	34,991
Ω	4.926%, 05/15/37		436	434,119
	3.500%, 02/15/41		1,400	1,157,529
		Face Amount^	Value†
		(000)

Brookfield Finance, Inc.
6.350%, 01/05/34		2,130	$2,319,264
Brunswick Corp.
4.400%, 09/15/32		200	190,028
Caisse d'Amortissement de la Dette Sociale
0.600%, 11/25/29	EUR	1,000	1,066,770
3.125%, 03/01/30	EUR	6,400	7,534,986
2.875%, 05/25/30	EUR	5,500	6,405,376
Canadian Imperial Bank of Commerce
# 3.600%, 04/07/32		2,000	1,900,427
Carrier Global Corp.
3.377%, 04/05/40		1,000	814,716
CenterPoint Energy Resources Corp.
5.850%, 01/15/41		442	462,402
Choice Hotels International, Inc.
3.700%, 12/01/29		520	499,207
Chubb Corp.
6.000%, 05/11/37		1,000	1,091,142
Cisco Systems, Inc.
5.900%, 02/15/39		200	217,356
Citigroup, Inc.
8.125%, 07/15/39		1,167	1,496,415
5.875%, 01/30/42		400	424,119
CNO Financial Group, Inc.
5.250%, 05/30/29		700	711,234
6.450%, 06/15/34		1,000	1,061,187
Comcast Corp.
7.050%, 03/15/33		400	456,262
3.900%, 03/01/38		310	270,650
4.600%, 10/15/38		1,225	1,138,299
6.550%, 07/01/39		1,000	1,102,199
3.250%, 11/01/39		400	315,431
3.750%, 04/01/40		3,173	2,636,351
4.650%, 07/15/42		400	355,237
Conagra Brands, Inc.
5.300%, 11/01/38		300	288,668
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		200	230,167
4.200%, 03/15/42		1,000	872,647
Constellation Energy Generation LLC
5.750%, 10/01/41		500	514,253
Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r) 4.298%, 05/26/28	AUD	3,000	1,968,573

218

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.578%, 02/26/29	AUD	1,500	$991,971
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.900%, 03/05/27		500	502,656
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	282,456
Ω	8.375%, 03/01/39		1,500	1,791,291
Ω	4.700%, 12/15/42		300	244,030
Ω	4.500%, 06/30/43		1,900	1,506,172
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	769,521
CSX Corp.
	4.100%, 03/15/44		200	169,925
Cummins, Inc.
	4.875%, 10/01/43		1,180	1,147,701
CVS Health Corp.
	4.780%, 03/25/38		500	469,790
	6.125%, 09/15/39		1,900	1,986,366
	4.125%, 04/01/40		85	72,743
	5.300%, 12/05/43		400	377,549
	6.000%, 06/01/44		500	506,434
DCP Midstream Operating LP
	5.600%, 04/01/44		50	48,600
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	275,418
Dollar Tree, Inc.
	4.200%, 05/15/28		400	398,435
Dow Chemical Co.
	6.300%, 03/15/33		1,200	1,283,891
	5.250%, 11/15/41		1,450	1,323,976
	4.625%, 10/01/44		200	165,462
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,118,511
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,208,627
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,487,628
eBay, Inc.
	4.000%, 07/15/42		500	417,625
Elevance Health, Inc.
	5.850%, 01/15/36		200	211,650
	6.375%, 06/15/37		400	438,743
	4.625%, 05/15/42		1,000	906,833
	4.650%, 01/15/43		2,066	1,861,089
	5.100%, 01/15/44		200	189,616
Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,073,233
			Face Amount^	Value†
			(000)

	Enel Finance International NV
Ω	6.000%, 10/07/39		1,950	$2,061,401
	Enterprise Products Operating LLC
	7.550%, 04/15/38		200	241,675
	6.125%, 10/15/39		400	435,353
	5.950%, 02/01/41		1,800	1,911,933
	5.700%, 02/15/42		400	413,474
	4.850%, 08/15/42		444	414,304
	Equinix, Inc.
	2.500%, 05/15/31		500	451,650
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.559%, 02/16/29		184	183,829
	European Investment Bank
Δ	0.000%, 09/09/30	EUR	1,500	1,541,521
	European Investment Bank, SONIA + 0.340%, FRN
(r)	4.328%, 03/12/26	GBP	680	894,024
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,145,530
	Extra Space Storage LP
	2.350%, 03/15/32		900	782,097
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,489,471
	FedEx Corp.
	4.900%, 01/15/34		672	669,310
	3.250%, 05/15/41		450	336,619
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	665,165
	2.450%, 03/15/31		500	442,731
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	45,561
	First American Financial Corp.
	2.400%, 08/15/31		300	261,165
	Flex Ltd.
	4.875%, 06/15/29		700	708,764
	Flowserve Corp.
	2.800%, 01/15/32		900	800,602
	FMR LLC
Ω	4.950%, 02/01/33		250	252,426
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		1,560	1,494,466

219

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Fox Corp.
	5.476%, 01/25/39		1,000	$1,005,455
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,894,526
	French Republic Government Bonds OAT
	2.500%, 05/25/30	EUR	3,500	4,022,576
	GATX Corp.
	3.500%, 06/01/32		850	788,409
	General Motors Co.
	6.250%, 10/02/43		1,000	1,021,738
	General Motors Financial Co., Inc.
	6.400%, 01/09/33		400	430,995
	5.450%, 09/06/34		200	202,412
	5.900%, 01/07/35		400	416,689
	Global Payments, Inc.
	4.450%, 06/01/28		787	787,381
	Halliburton Co.
	6.700%, 09/15/38		795	894,450
	7.450%, 09/15/39		1,000	1,196,338
	Hasbro, Inc.
	6.350%, 03/15/40		2,200	2,319,499
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	453,446
Ω	5.450%, 06/15/34		400	411,574
	Home Depot, Inc.
	3.300%, 04/15/40		3,600	2,965,404
	5.950%, 04/01/41		800	862,076
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	1,025,388
	5.500%, 04/15/35		200	201,933
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,178,382
	HSBC Holdings PLC
	6.100%, 01/14/42		1,900	2,074,490
	Humana, Inc.
	4.950%, 10/01/44		2,000	1,780,664
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,469,601
	Illinois Tool Works, Inc.
	3.900%, 09/01/42		200	170,924
	ING Groep NV
	4.050%, 04/09/29		200	198,586
	Intel Corp.
	4.600%, 03/25/40		300	271,467
	2.800%, 08/12/41		2,300	1,618,838
	4.800%, 10/01/41		130	117,140
	5.625%, 02/10/43		2,400	2,368,284
		Face Amount^	Value†
		(000)

Inter-American Development Bank, SOFR + 0.170%, FRN
(r) 4.336%, 09/16/26		750	$750,023
Inter-American Development Bank, SOFR + 0.300%, FRN
(r) 4.580%, 02/15/29		1,100	1,098,130
Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.466%, 10/04/27		5,000	5,008,447
(r) 4.466%, 10/05/28		1,200	1,201,018
Intercontinental Exchange, Inc.
2.650%, 09/15/40		4,750	3,530,675
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 4.440%, 06/15/27		3,200	3,201,988
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.694%, 08/19/27		1,123	1,127,200
International Business Machines Corp.
1.950%, 05/15/30		1,600	1,454,096
4.000%, 06/20/42		400	340,274
International Development Association
2.500%, 05/28/30	EUR	120	138,401
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	865,859
2.700%, 01/15/34		1,000	851,194
Jabil, Inc.
3.600%, 01/15/30		750	724,808
Jackson Financial, Inc.
3.125%, 11/23/31		235	212,997
Japan Government Five Year Bonds
0.400%, 09/20/28	JPY	292,000	1,863,525
Japan Government Ten Year Bonds
0.100%, 09/20/28	JPY	400,000	2,530,530
Jefferies Financial Group, Inc.
2.625%, 10/15/31		350	307,517
2.750%, 10/15/32		2,120	1,832,229
6.200%, 04/14/34		2,000	2,098,892

220

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	$1,678,806
	Kemper Corp.
	3.800%, 02/23/32		330	304,989
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	2,036,581
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	109,075
	5.000%, 08/15/42		3,700	3,420,632
	5.000%, 03/01/43		400	368,914
	5.500%, 03/01/44		500	485,401
	5.400%, 09/01/44		150	143,415
	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	493,234
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	557,481
	4.625%, 10/01/39		1,700	1,547,594
	5.000%, 06/04/42		300	276,828
	Kroger Co.
	7.500%, 04/01/31		424	485,383
	Legg Mason, Inc.
	4.750%, 03/15/26		28	28,017
	Lincoln National Corp.
	3.400%, 01/15/31		373	352,753
	3.400%, 03/01/32		268	248,159
	7.000%, 06/15/40		1,144	1,295,732
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	612,391
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		2,513	1,956,674
	LYB International Finance BV
	5.250%, 07/15/43		1,200	1,069,712
	4.875%, 03/15/44		200	170,319
	LYB International Finance III LLC
	3.375%, 10/01/40		940	697,619
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.455%, 12/18/26	EUR	195	225,261
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,914,167
	Mars, Inc.
Ω	3.875%, 04/01/39		400	351,236
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	511,014
	4.750%, 03/15/39		500	485,427
	5.350%, 11/15/44		266	264,449
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	1,005,400
			Face Amount^	Value†
			(000)

	MetLife, Inc.
	5.700%, 06/15/35		1,000	$1,070,468
	5.875%, 02/06/41		500	528,799
	Micron Technology, Inc.
	4.663%, 02/15/30		100	101,107
	3.366%, 11/01/41		2,950	2,278,850
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		2,500	2,260,527
	Morgan Stanley
	6.375%, 07/24/42		500	564,053
	Mosaic Co.
#	5.625%, 11/15/43		485	477,487
	Motorola Solutions, Inc.
	4.600%, 05/23/29		400	404,424
	MPLX LP
	4.500%, 04/15/38		1,000	906,690
	National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r)	4.358%, 05/10/27	AUD	720	472,896
	National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r)	4.620%, 11/16/28	AUD	1,500	993,149
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	4.755%, 11/25/27	AUD	2,500	1,657,538
	National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.892%, 10/26/27		1,200	1,207,776
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	143,473
	NetApp, Inc.
	2.700%, 06/22/30		300	278,433
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	21,600	12,999,396
	New Zealand Local Government Funding Agency Bonds
	4.500%, 05/15/30	NZD	1,900	1,132,108
	Newmont Corp.
	5.450%, 06/09/44		200	202,134
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	410,961
	NIKE, Inc.
	2.850%, 03/27/30		6,550	6,232,298

221

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Nomura Holdings, Inc.
2.679%, 07/16/30		400	$368,574
Nucor Corp.
6.400%, 12/01/37		1,750	1,966,312
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	200	228,855
OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 2.380%, 03/28/27	EUR	379	437,630
Oracle Corp.
3.600%, 04/01/40		1,000	783,129
5.375%, 07/15/40		500	476,452
3.650%, 03/25/41		1,500	1,164,860
Phillips 66
5.875%, 05/01/42		800	814,138
4.875%, 11/15/44		1,200	1,068,775
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,227,696
4.700%, 06/15/44		1,000	855,031
Primerica, Inc.
2.800%, 11/19/31		1,700	1,536,502
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,086,838
Prologis LP
3.000%, 06/02/26	EUR	400	462,171
5.125%, 01/15/34		800	821,800
Province of Quebec
7.500%, 09/15/29		500	565,570
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	2,105,817
Public Storage Operating Co.
5.100%, 08/01/33		1,600	1,659,114
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,616,491
Quanta Services, Inc.
2.900%, 10/01/30		1,147	1,072,706
RCI Banque SA
3.875%, 09/30/30	EUR	2,500	2,945,074
Realty Income Corp.
2.850%, 12/15/32		366	327,451
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,300	1,229,554
RELX Capital, Inc.
4.750%, 05/20/32		133	135,643
Rogers Communications, Inc.
7.500%, 08/15/38		300	349,313
			Face Amount^	Value†
			(000)

	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	$873,533
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,623,248
	3.300%, 09/02/40		1,925	1,490,593
	Santander Holdings USA, Inc.
	4.400%, 07/13/27		200	200,239
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	410,555
#Ω	4.850%, 05/15/33		1,000	1,005,790
	Sherwin-Williams Co.
	2.950%, 08/15/29		100	95,460
	Simon Property Group LP
	2.200%, 02/01/31		1,000	899,418
	2.250%, 01/15/32		2,366	2,076,406
#	6.750%, 02/01/40		200	230,428
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,781,869
	Southwest Gas Corp.
	2.200%, 06/15/30		500	455,505
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		600	581,731
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	118,509
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		600	599,523
	1.546%, 06/15/26	EUR	100	114,795
	3.040%, 07/16/29		800	767,177
	2.130%, 07/08/30		1,160	1,052,678
	2.222%, 09/17/31		250	221,721
	Tapestry, Inc.
	5.500%, 03/11/35		500	509,171
	Target Corp.
#	4.000%, 07/01/42		600	515,773
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	789,199
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,123,642
	Texas Instruments, Inc.
	4.900%, 03/14/33		1,500	1,547,185
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	898,420
	Toronto-Dominion Bank
	4.456%, 06/08/32		750	749,878
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	1,021,051
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,818,703

222

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	UBS AG
	5.808%, 11/24/28	AUD	1,500	$1,023,515
	UDR, Inc.
	2.100%, 06/15/33		1,000	833,748
	Union Pacific Corp.
	3.550%, 08/15/39		200	170,873
	3.200%, 05/20/41		2,500	1,966,298
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.290%, 04/16/27	AUD	1,300	853,388
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,945,521
	Valero Energy Corp.
#	6.625%, 06/15/37		450	497,621
	VeriSign, Inc.
	2.700%, 06/15/31		1,000	906,197
	Verizon Communications, Inc.
	4.016%, 12/03/29		151	149,579
	2.355%, 03/15/32		238	208,108
	4.812%, 03/15/39		1,390	1,317,959
	3.400%, 03/22/41		1,400	1,099,890
	3.850%, 11/01/42		510	413,280
	Visa, Inc.
#	2.050%, 04/15/30		1,000	921,921
	2.700%, 04/15/40		3,000	2,311,824
	Vodafone Group PLC
	6.250%, 11/30/32		533	577,407
	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35		300	308,554
	Walmart, Inc.
	5.625%, 04/01/40		4,000	4,315,745
	Walt Disney Co.
	3.500%, 05/13/40		140	117,714
	Welltower OP LLC
	2.750%, 01/15/31		2,000	1,855,983
	Westlake Corp.
	3.375%, 06/15/30		100	95,398
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.706%, 04/16/26		300	300,267
	Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	5.089%, 07/01/30		2,500	2,523,540
	Williams Cos., Inc.
	6.300%, 04/15/40		200	215,409
	WP Carey, Inc.
	2.450%, 02/01/32		1,000	879,565
	TOTAL BONDS			330,944,255
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (41.5%)
U.S. Treasury Bills
∞	3.983%, 11/18/25	2,500	$2,495,968
∞	4.074%, 11/25/25	5,000	4,988,147
∞	3.934%, 12/11/25	5,000	4,979,532
U.S. Treasury Bonds
	6.000%, 02/15/26	6,500	6,533,008
	6.250%, 05/15/30	3,800	4,203,156
	1.125%, 05/15/40	7,600	4,888,344
	4.375%, 05/15/40	1,500	1,491,797
	1.125%, 08/15/40	8,800	5,600,031
	3.875%, 08/15/40	2,800	2,626,094
	1.375%, 11/15/40	9,000	5,929,102
	1.875%, 02/15/41	8,300	5,883,273
	2.250%, 05/15/41	7,500	5,600,098
	1.750%, 08/15/41	8,300	5,682,906
	2.000%, 11/15/41	7,900	5,598,508
	2.375%, 02/15/42	2,800	2,093,219
	2.750%, 08/15/42	7,600	5,962,437
	2.750%, 11/15/42	6,500	5,075,586
	3.125%, 02/15/43	6,700	5,513,629
	2.875%, 05/15/43	6,400	5,056,250
	3.625%, 08/15/43	2,000	1,758,750
	3.625%, 02/15/44	6,800	5,953,719
	3.375%, 05/15/44	5,500	4,634,395
	3.125%, 08/15/44	7,000	5,661,523
	4.125%, 08/15/44	3,000	2,807,930
	3.000%, 11/15/44	7,100	5,612,051
	2.500%, 02/15/45	7,000	5,069,258
	4.750%, 02/15/45	1,500	1,520,859
	3.000%, 05/15/45	6,500	5,111,894
	2.875%, 08/15/45	2,500	1,919,824
U.S. Treasury Notes
	4.875%, 11/30/25	7,000	7,003,958
	2.625%, 12/31/25	1,000	997,839
	4.250%, 01/31/26	4,500	4,503,545
	2.625%, 02/15/29	4,000	3,877,344
	2.375%, 03/31/29	3,000	2,880,234
	2.375%, 05/15/29	4,600	4,408,992
	3.250%, 06/30/29	2,500	2,466,309
	3.500%, 01/31/30	600	595,852
	4.000%, 07/31/30	5,500	5,569,609
	4.125%, 08/31/30	2,500	2,544,824
	4.625%, 09/30/30	600	624,328
	4.375%, 11/30/30	3,500	3,604,180
	1.250%, 08/15/31	5,200	4,518,516
	1.375%, 11/15/31	2,000	1,738,906
	4.125%, 11/30/31	5,300	5,386,953
	4.375%, 01/31/32	1,500	1,544,648
	1.875%, 02/15/32	3,000	2,673,633
	4.125%, 02/29/32	4,500	4,571,719
	2.875%, 05/15/32	5,000	4,717,187
	4.125%, 05/31/32	2,500	2,537,695
	4.000%, 06/30/32	2,500	2,519,434
	4.000%, 07/31/32	2,000	2,014,453

223

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	2.750%, 08/15/32	3,500	$3,265,664
	3.875%, 08/31/32	5,700	5,698,219
	4.125%, 11/15/32	4,000	4,057,969
	3.500%, 02/15/33	2,500	2,435,254
	3.375%, 05/15/33	4,000	3,856,406
	3.875%, 08/15/33	5,000	4,975,781
	4.500%, 11/15/33	4,000	4,146,875
	4.625%, 02/15/35	3,000	3,129,375
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r)	3.864%, 01/31/27	9,000	8,990,475
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.916%, 04/30/26	8,600	8,598,331
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.926%, 04/30/27	8,500	8,497,565
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	3.948%, 07/31/26	8,500	8,500,019
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.971%, 10/31/26	9,000	9,001,782
		Face Amount^	Value†
		(000)

U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.011%, 01/31/26	9,500	$9,501,360
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
#(r)	3.925%, 07/31/27	9,000	8,998,178
TOTAL U.S. TREASURY OBLIGATIONS			295,204,699

		Face Amount
FOREIGN SOVEREIGN OBLIGATIONS — (0.6%)
Ontario Treasury Bills
∞ 2.309%, 01/21/26	CAD	5,500	3,902,096
TOTAL INVESTMENT SECURITIES (Cost $700,937,906)			691,199,459

		Shares
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	1,750,749	20,250,912
TOTAL INVESTMENTS — (100.0%)
(Cost $721,188,818)			$711,450,371
As of October 31, 2025, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,192,911	EUR	8,721,140	Bank of New York Mellon	11/10/25	$137,094
USD	2,429,216	NZD	4,133,356	Citibank, N.A.	11/10/25	63,354
USD	4,040,924	NZD	6,799,343	Citibank, N.A.	11/14/25	148,463
USD	7,325,509	EUR	6,287,888	Citibank, N.A.	11/17/25	72,466
USD	3,911,651	CAD	5,468,446	HSBC Bank	11/24/25	8,534
USD	4,455,402	JPY	678,323,416	Societe Generale	11/26/25	44,457
USD	7,763,445	GBP	5,819,686	State Street Bank and Trust	11/26/25	117,754
USD	11,969,012	EUR	10,248,636	State Street Bank and Trust	12/01/25	137,930
USD	1,458,482	NZD	2,432,281	Citibank, N.A.	12/15/25	64,186
USD	1,126,075	NZD	1,916,537	Goldman Sachs Capital Markets L.P.	12/15/25	27,428
USD	5,609,957	NZD	9,750,936	Royal Bank of Canada	12/19/25	19,280
Total Appreciation						$840,946

224

DFA Social Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,687,334	AUD	19,451,837	Citibank, N.A.	11/17/25	$(41,949)
Total (Depreciation)						$(41,949)
Total Appreciation (Depreciation)						$798,997
As of October 31, 2025, the value of Rule 144A securities amounted to $21,277,999 or 3.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$61,148,409	—	$61,148,409
Bonds	—	330,944,255	—	330,944,255
U.S. Treasury Obligations	—	295,204,699	—	295,204,699
Foreign Sovereign Obligations	—	3,902,096	—	3,902,096
Securities Lending Collateral	—	20,250,912	—	20,250,912
Total Investments in Securities	—	$711,450,371	—	$711,450,371
Financial Instruments
Assets
Forward Currency Contracts**	—	840,946	—	840,946
Liabilities
Forward Currency Contracts**	—	(41,949)	—	(41,949)
Total Financial Instruments	—	$798,997	—	$798,997
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
225

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	International Social Core Equity Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$82,477	—
Investment Securities at Value (including $28,804, $99,916, $99,174, $0 and $19,830 of securities on loan, respectively)	$2,182,414	$1,792,997	$1,855,115	—	$691,199
Temporary Cash Investments at Value & Cost	5,600	—	—	37	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $29,432, $72,787, $14,855, $0 and $20,251, respectively)	29,432	72,787	14,855	—	20,251
Foreign Currencies at Value	—	1,901	3,619	—	70
Cash	214	9,331	2,828	—	11,229
Receivables:
Investment Securities Sold	63	418	3,184	—	—
Dividends and Interest	799	8,911	1,380	—	6,722
Securities Lending Income	6	72	290	—	6
Fund Shares Sold	709	383	268	1	763
Unrealized Gain on Forward Currency Contracts	—	—	—	—	841
Prepaid Expenses and Other Assets	19	96	9	14	13
Total Assets	2,219,256	1,886,896	1,881,548	82,529	731,094
LIABILITIES:
Payables:
Upon Return of Securities Loaned	29,456	72,802	14,865	—	20,250
Investment Securities Purchased	895	9	1,369	—	6,967
Fund Shares Redeemed	687	1,206	2,330	—	292
Due to Advisor	332	338	545	3	107
Unrealized Loss on Forward Currency Contracts	—	—	—	—	42
Deferred Taxes Payable	—	—	16,781	—	—
Accrued Expenses and Other Liabilities	176	57	244	4	39
Total Liabilities	31,546	74,412	36,134	7	27,697
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$2,187,710	$1,812,484	$1,845,414	$82,522	$703,397
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	66,699,248	98,186,421	100,444,020	4,755,682	75,590,339
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$32.80	$18.46	$18.37	$17.35	$9.31
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$55,183	$—
Investment Securities at Cost	$964,108	$1,083,578	$1,110,203	$—	$700,938
Foreign Currencies at Cost	$—	$1,908	$3,624	$—	$70
NET ASSETS CONSIST OF:
Paid-In Capital	$973,705	$1,150,301	$1,175,620	$55,247	$751,899
Total Distributable Earnings (Loss)	1,214,005	662,183	669,794	27,275	(48,502)
NET ASSETS	$2,187,710	$1,812,484	$1,845,414	$82,522	$703,397
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	500,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
226

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	International Social Core Equity Portfolio	Emerging Markets Social Core Equity Portfolio	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $19, $5,069, $6,243, $0 and $0, respectively)	$24,046	$49,701	$43,528	—	—
Dividend Income from Affiliates	699	2,134	460	$1,300	$439
Interest	—	—	—	—	26,177
Income from Securities Lending, Net	60	904	2,837	—	66
Total Investment Income	24,805	52,739	46,825	1,300	26,682
Fund Expenses
Investment Management Fees	3,587	3,641	5,885	—	1,162
Accounting & Transfer Agent Fees	329	239	236	12	134
Custodian Fees	38	141	792	—	7
Filing Fees	34	46	35	18	30
Shareholders' Reports	41	45	55	6	33
Directors'/Trustees' Fees & Expenses	15	13	13	1	5
Professional Fees	27	44	103	—	8
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	14	—
Other	379	182	242	6	20
Total Fund Expenses	4,450	4,351	7,361	57	1,399
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1	—
Fees Paid Indirectly (Note C)	—	132	—	—	—
Net Expenses	4,450	4,219	7,361	56	1,399
Net Investment Income (Loss)	20,355	48,520	39,464	1,244	25,283
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	656	5,827	53,109 [1]	—	(3,399)
Affiliated Investment Companies Shares Sold	2	3	2	335	1
Futures	355	(32)	52	5	—
Foreign Currency Transactions	—	153	(191)	—	24
Forward Currency Contracts	—	—	—	—	1,050
In-Kind Redemptions	154,626	5,107	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	165,828	364,745	292,508 [2]	—	17,149
Affiliated Investment Companies Shares	—	(1)	—	12,562	(1)
Translation of Foreign Currency-Denominated Amounts	—	295	70	—	(7)
Forward Currency Contracts.	—	—	—	—	(105)
Net Realized and Unrealized Gain (Loss)	321,467	376,097	345,550	12,902	14,712
Net Increase (Decrease) in Net Assets Resulting from Operations	$341,822	$424,617	$385,014	$14,146	$39,995
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$3,517	$—	$—
[2]Including foreign capital gain taxes of:	$—	$—	$3,824	$—	$—
See accompanying Notes to Financial Statements.
227

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		International Social Core Equity Portfolio		Emerging Markets Social Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,355	$20,844	$48,520	$43,825	$39,464	$37,744
Net Realized Gain (Loss) on:
Investment Securities Sold	656	(5,783)	5,827	(6,710)	53,109	22,280
Affiliated Investment Companies Shares Sold	2	—	3	(5)	2	—
Futures	355	437	(32)	13	52	6
Foreign Currency Transactions	—	—	153	111	(191)	(175)
In-Kind Redemptions	154,626	138,047	5,107	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	165,828	410,849	364,745	261,816	292,508	258,986
Affiliated Investment Companies Shares	—	—	(1)	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	295	(72)	70	(43)
Net Increase (Decrease) in Net Assets Resulting from Operations	341,822	564,394	424,617	298,979	385,014	318,798
Distributions:
Institutional Class Shares	(18,916)	(30,061)	(57,276)	(46,901)	(55,625)	(46,326)
Capital Share Transactions (1):
Shares Issued	460,881	426,128	237,832	185,645	178,779	223,256
Shares Issued in Lieu of Cash Distributions	17,933	28,283	53,731	43,474	50,224	41,442
Shares Redeemed	(549,776)	(510,880)	(348,722)	(225,384)	(377,083)	(224,039)
Net Increase (Decrease) from Capital Share Transactions	(70,962)	(56,469)	(57,159)	3,735	(148,080)	40,659
Total Increase (Decrease) in Net Assets	251,944	477,864	310,182	255,813	181,309	313,131
Net Assets
Beginning of Year	1,935,766	1,457,902	1,502,302	1,246,489	1,664,105	1,350,974
End of Year	$2,187,710	$1,935,766	$1,812,484	$1,502,302	$1,845,414	$1,664,105
(1) Shares Issued and Redeemed:
Shares Issued	15,730	16,781	14,712	12,810	11,454	15,519
Shares Issued in Lieu of Cash Distributions	606	1,152	3,251	3,019	3,115	2,852
Shares Redeemed	(18,857)	(20,148)	(21,032)	(15,546)	(23,870)	(15,542)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,521)	(2,215)	(3,069)	283	(9,301)	2,829
See accompanying Notes to Financial Statements.
228

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,244	$1,090	$25,283	$22,366
Capital Gain Distributions Received from Affiliated Investment Companies	—	199	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	(3,399)	(5,840)
Affiliated Investment Companies Shares Sold	335	498	1	(5)
Futures	5	13	—	—
Foreign Currency Transactions	—	—	24	(3)
Forward Currency Contracts	—	—	1,050	(1,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	17,149	39,699
Affiliated Investment Companies Shares	12,562	14,549	(1)	1
Translation of Foreign Currency-Denominated Amounts	—	—	(7)	6
Forward Currency Contracts	—	—	(105)	873
Net Increase (Decrease) in Net Assets Resulting from Operations	14,146	16,349	39,995	55,646
Distributions:
Institutional Class Shares	(1,880)	(1,071)	(25,282)	(21,969)
Capital Share Transactions (1):
Shares Issued	11,349	10,903	151,059	135,131
Shares Issued in Lieu of Cash Distributions	1,866	1,062	24,786	21,508
Shares Redeemed	(5,801)	(10,741)	(101,651)	(90,877)
Net Increase (Decrease) from Capital Share Transactions	7,414	1,224	74,194	65,762
Total Increase (Decrease) in Net Assets	19,680	16,502	88,907	99,439
Net Assets
Beginning of Year	62,842	46,340	614,490	515,051
End of Year	$82,522	$62,842	$703,397	$614,490
(1) Shares Issued and Redeemed:
Shares Issued	724	833	16,481	14,892
Shares Issued in Lieu of Cash Distributions	120	77	2,696	2,372
Shares Redeemed	(375)	(765)	(11,102)	(10,023)
Net Increase (Decrease) from Shares Issued and Redeemed	469	145	8,075	7,241
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$27.97	$20.41	$19.94	$24.72	$16.94
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.30	0.29	0.28	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	4.81	7.68	1.06	(3.89)	7.78
Total from Investment Operations	5.11	7.98	1.35	(3.61)	8.05
Less Distributions:
Net Investment Income	(0.28)	(0.28)	(0.26)	(0.25)	(0.27)
Net Realized Gains	—	(0.14)	(0.62)	(0.92)	—
Total Distributions	(0.28)	(0.42)	(0.88)	(1.17)	(0.27)
Net Asset Value, End of Year	$32.80	$27.97	$20.41	$19.94	$24.72
Total Return	18.39%	39.44%	6.85%	(15.22%)	47.73%
Net Assets, End of Year (thousands)	$2,187,710	$1,935,766	$1,457,902	$1,408,766	$1,744,512
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.22%	0.22%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.16%	1.39%	1.29%	1.20%
Portfolio Turnover Rate	10%	8%	14%	14%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Social Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$14.84	$12.34	$11.16	$15.60	$11.49
Income from Investment Operations (A)
Net Investment Income (Loss)	0.47	0.43	0.41	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	3.72	2.54	1.12	(4.30)	4.09
Total from Investment Operations	4.19	2.97	1.53	(3.89)	4.46
Less Distributions:
Net Investment Income	(0.57)	(0.47)	(0.35)	(0.48)	(0.35)
Net Realized Gains	—	—	—	(0.07)	—
Total Distributions	(0.57)	(0.47)	(0.35)	(0.55)	(0.35)
Net Asset Value, End of Year	$18.46	$14.84	$12.34	$11.16	$15.60
Total Return	28.72%	24.20%	13.59%	(25.40%)	38.96%
Net Assets, End of Year (thousands)	$1,812,484	$1,502,302	$1,246,489	$1,137,761	$1,601,533
Ratio of Expenses to Average Net Assets	0.25%	0.27%	0.26%	0.27%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%	0.27%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.99%	3.10%	3.09%	2.49%
Portfolio Turnover Rate	12%	15%	15%	24%	20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$15.16	$12.64	$11.36	$16.08	$13.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.35	0.37	0.38	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	3.36	2.60	1.32	(4.71)	2.87
Total from Investment Operations	3.73	2.95	1.69	(4.33)	3.20
Less Distributions:
Net Investment Income	(0.52)	(0.43)	(0.41)	(0.39)	(0.30)
Total Distributions	(0.52)	(0.43)	(0.41)	(0.39)	(0.30)
Net Asset Value, End of Year	$18.37	$15.16	$12.64	$11.36	$16.08
Total Return	25.15%	23.50%	14.76%	(27.23%)	24.28%
Net Assets, End of Year (thousands)	$1,845,414	$1,664,105	$1,350,974	$1,259,759	$1,714,154
Ratio of Expenses to Average Net Assets	0.44%	0.44%	0.43%	0.45%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.44%	0.44%	0.44%	0.45%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.41%	2.77%	2.64%	2.00%
Portfolio Turnover Rate	11%	17%	21%	25%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Social Core Equity Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$14.66	$11.19	$10.39	$13.29	$9.60
Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.24	0.21	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.83	3.47	0.79	(2.82)	3.77
Total from Investment Operations	3.11	3.71	1.00	(2.60)	3.97
Less Distributions:
Net Investment Income	(0.28)	(0.24)	(0.20)	(0.24)	(0.19)
Net Realized Gains	(0.14)	—	—	(0.06)	(0.09)
Total Distributions	(0.42)	(0.24)	(0.20)	(0.30)	(0.28)
Net Asset Value, End of Period	$17.35	$14.66	$11.19	$10.39	$13.29
Total Return	21.63%	33.33%	9.60%	(19.80%)	41.79%
Net Assets, End of Period (thousands)	$82,522	$62,842	$46,340	$39,753	$70,243
Ratio of Expenses to Average Net Assets *(B)	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.34%	0.35%	0.36%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.72%	1.80%	1.87%	1.60%
Portfolio Turnover Rate	7%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.26%	0.26%	0.26%	0.26%	0.28%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.10	$8.55	$8.59	$10.55	$10.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.35	0.29	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	0.54	(0.05)	(1.86)	(0.33)
Total from Investment Operations	0.57	0.89	0.24	(1.64)	(0.13)
Less Distributions:
Net Investment Income	(0.36)	(0.34)	(0.28)	(0.22)	(0.19)
Net Realized Gains	—	—	—	(0.10)	(0.02)
Total Distributions	(0.36)	(0.34)	(0.28)	(0.32)	(0.21)
Net Asset Value, End of Period	$9.31	$9.10	$8.55	$8.59	$10.55
Total Return	6.33%	10.52%	2.74%	(15.92%)	(1.19%)
Net Assets, End of Period (thousands)	$703,397	$614,490	$515,051	$465,668	$545,008
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.85%	3.21%	2.26%	1.89%
Portfolio Turnover Rate	30%	26%	36%	27%	21%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and three operational portfolios as of October 31, 2025, five of which, U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2025, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/2025
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	1%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
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Securities held by U.S. Social Core Equity 2 Portfolio and International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy except with respect to the Short Term Series, as noted above.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Social Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Social Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such
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investments. The International Equity Portfolios and DFA Social Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Social Core Equity Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio.  As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Social Core Equity 2 Portfolio	0.18%
International Social Core Equity Portfolio	0.22%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—
Global Social Core Equity Portfolio (3)	0.34%	$14	$1
DFA Social Fixed Income Portfolio (2)	0.27%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a

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class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(3) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global
Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity
Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Global Social Core Equity Portfolio	$8	$5	$1	$14

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
International Social Core Equity Portfolio	$132
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Social Core Equity 2 Portfolio	$7
International Social Core Equity Portfolio	6
Emerging Markets Social Core Equity Portfolio	13
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	2

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E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios) (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$323,555	$206,186
International Social Core Equity Portfolio	—	—	192,979	248,296
Emerging Markets Social Core Equity Portfolio	—	—	180,055	345,801
Global Social Core Equity Portfolio	—	—	11,456	4,678
DFA Social Fixed Income Portfolio	$135,800	$95,848	108,267	88,899

For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$14,043	$275,758	$260,371	$2	—	$29,432	2,544	$699	—
Total	$14,043	$275,758	$260,371	$2	—	$29,432		$699	—
International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$46,413	$522,890	$496,518	$3	$(1)	$72,787	6,293	$2,134	—
Total	$46,413	$522,890	$496,518	$3	$(1)	$72,787		$2,134	—
Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$16,760	$172,465	$174,372	$2	—	$14,855	1,284	$460	—
Total	$16,760	$172,465	$174,372	$2	—	$14,855		$460	—
Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$39,857	$6,060	$1,355	$202	$7,206	$51,970	1,584	$416	—
International Social Core Equity Portfolio	15,853	2,583	1,542	73	3,733	20,700	1,121	609	—
Emerging Markets Social Core Equity Portfolio	7,093	2,812	1,781	60	1,623	9,807	534	275	—
Total	$62,803	$11,455	$4,678	$335	$12,562	$82,477		$1,300	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$19,550	$122,590	$121,889	$1	$(1)	$20,251	1,751	$439	—
Total	$19,550	$122,590	$121,889	$1	$(1)	$20,251		$439	—
F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the year ended October 31, 2024 and October 31, 2025 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2024	$19,791	$10,270	$30,061
2025	18,916	—	18,916
International Social Core Equity Portfolio
2024	46,901	—	46,901
2025	57,276	—	57,276
Emerging Markets Social Core Equity Portfolio
2024	46,326	—	46,326
2025	55,625	—	55,625
Global Social Core Equity Portfolio
2024	1,071	—	1,071
2025	1,701	179	1,880
DFA Social Fixed Income Portfolio
2024	21,969	—	21,969
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$25,282	—	$25,282

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	—	$(4,175)	$1,218,189	$1,214,014
International Social Core Equity Portfolio	$21,362	—	(35,094)	675,921	662,189
Emerging Markets Social Core Equity Portfolio	14,039	—	(20,506)	676,272	669,805
Global Social Core Equity Portfolio	32	—	—	27,242	27,274
DFA Social Fixed Income Portfolio	1,791	—	(40,138)	(10,144)	(48,491)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the following Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Social Core Equity 2 Portfolio	$4,175
International Social Core Equity Portfolio	35,094
Emerging Markets Social Core Equity Portfolio	20,506
DFA Social Fixed Income Portfolio	40,138
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
U.S. Social Core Equity 2 Portfolio	$987
International Social Core Equity Portfolio	1,714
Emerging Markets Social Core Equity Portfolio	51,418

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$999,256	$1,239,310	$(21,121)	$1,218,189
International Social Core Equity Portfolio	1,190,010	712,961	(37,186)	675,775
Emerging Markets Social Core Equity Portfolio	1,176,927	801,980	(108,937)	693,043
Global Social Core Equity Portfolio	55,272	27,242	—	27,242
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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Social Fixed Income Portfolio	$721,581	$9,487	$(19,618)	$(10,131)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When
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the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
Forward Currency Contracts*
DFA Social Fixed Income Portfolio	$65,600

*	Average amount of Currency Purchased/Sold in USD.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$841	$841

Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(42)	$(42)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Social Core Equity 2 Portfolio	$355	—	$355
International Social Core Equity Portfolio	(32)	—	(32)
Emerging Markets Social Core Equity Portfolio	52	—	52
Global Social Core Equity Portfolio	5	—	5
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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
DFA Social Fixed Income Portfolio	$1,050	$1,050	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$(105)	$(105)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of October 31, 2025, there were no futures contracts outstanding. During the year ended October 31, 2025, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
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The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Social Fixed Income Portfolio
Citibank, N.A.	$349	$(42)	—	—	$307	$42	$(42)	—	—	—
Goldman Sachs Capital Markets L.P.	27	—	—	—	27	—	—	—	—	—
Bank of New York Mellon	137	—	—	—	137	—	—	—	—	—
Royal Bank of Canada	19	—	—	—	19	—	—	—	—	—
State Street Bank and Trust	256	—	—	—	256	—	—	—	—	—
Societe Generale	44	—	—	—	44	—	—	—	—	—
HSBC Bank	9	—	—	—	9	—	—	—	—	—
Total	$841	$(42)	—	—	$799	$42	$(42)	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
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For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Social Core Equity 2 Portfolio	5.08%	$4,523	7	$4	$7,422	—
International Social Core Equity Portfolio	4.97%	3,315	15	7	13,019	—
Emerging Markets Social Core Equity Portfolio	5.04%	3,430	92	44	12,786	—
Global Social Core Equity Portfolio	5.22%	340	9	—	563	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the year ended October 31, 2025, activity by the following Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
International Social Core Equity Portfolio	Borrower	4.68%	$43,037	4	$22	$45,162	—
Emerging Markets Social Core Equity Portfolio	Borrower	4.71%	22,760	5	15	23,652	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that each Portfolio utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment
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advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$39,990	$79,067	$(3,899)
International Social Core Equity Portfolio	17,204	28,275	(4,704)
Emerging Markets Social Core Equity Portfolio	1,328	387	(86)
J. Securities Lending:
As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Social Core Equity Portfolio	$31,794
Emerging Markets Social Core Equity Portfolio	91,368

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate
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the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2025, the following Portfolios realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Social Core Equity 2 Portfolio	$154,626
International Social Core Equity Portfolio	5,107

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
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	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Social Core Equity 2 Portfolio	3	73%	0%
International Social Core Equity Portfolio	3	58%	0%
Emerging Markets Social Core Equity Portfolio	4	59%	0%
Global Social Core Equity Portfolio	5	93%	24%
DFA Social Fixed Income Portfolio	4	82%	7%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended ended October 31, 2025, the following Portfolios’ activity in the program was as follows (amounts in thousands):
	Value of Purchases	Service Fees
U.S. Social Core Equity 2 Portfolio	$93,109	$129
International Social Core Equity Portfolio	7,256	10
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio and DFA Social Fixed Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio and DFA Social Fixed Income Portfolio (five of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

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statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Social Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
International Social Core Equity Portfolio	100%	—	—	—	—	100%	—	69%	—	6%	85%	—	—
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	40%	—	13%	83%	—	—
Global Social Core Equity Portfolio	68%	23%	9%	—	—	100%	29%	66%	—	4%	53%	—	—
DFA Social Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	42%	—	—	81%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

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(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

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Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
255

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
256

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
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Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
258

DFA-103125-005A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio

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DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of October 31, 2025.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (10.0%)
	Alphabet, Inc. (GOOG US), Class C	550,687	$155,194,610
	Alphabet, Inc. (GOOGL US), Class A	640,877	180,208,204
*	AMC Networks, Inc., Class A	11,720	88,838
#*	AST SpaceMobile, Inc.	3,426	274,936
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	21,786
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	10,180	414,530
*	Bandwidth, Inc., Class A	7,440	120,156
*	Boston Omaha Corp., Class A	12,683	161,328
*	Bumble, Inc., Class A	66,475	368,936
*	Cargurus, Inc.	21,971	771,622
*	Cars.com, Inc.	18,481	198,486
#*	Charter Communications, Inc., Class A	28,306	6,619,075
*	Cineverse Corp.	3,509	10,702
	Comcast Corp., Class A	364,343	10,141,487
*	DoubleVerify Holdings, Inc.	31,390	357,218
	Electronic Arts, Inc.	49,195	9,841,952
	Entravision Communications Corp., Class A	22,631	46,846
*	Eventbrite, Inc., Class A	23,633	54,592
*	EverQuote, Inc., Class A	9,016	194,205
*	EW Scripps Co., Class A	1,353	3,288
	Fox Corp. (FOX US), Class B	64,790	3,784,384
	Fox Corp. (FOXA US), Class A	74,230	4,798,969
*	fuboTV, Inc.	55,937	211,442
*	GCI Liberty, Inc. (GLBKV US), Class C	4,296	157,341
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US), Class A	695	$25,416
	Gray Media, Inc.	33,919	155,010
*	Harte Hanks, Inc.	2,751	8,556
*	iHeartMedia, Inc., Class A	9,547	28,355
*	IMAX Corp.	12,634	410,479
*	Integral Ad Science Holding Corp.	39,809	406,450
	Interpublic Group of Cos., Inc.	169,705	4,354,630
	Iridium Communications, Inc.	18,977	363,410
*	IZEA Worldwide, Inc.	3,667	18,885
	John Wiley & Sons, Inc. (WLY US), Class A	18,348	676,491
*	Liberty Broadband Corp. (LBRDA US), Class A	5,278	282,320
*	Liberty Broadband Corp. (LBRDK US), Class C	25,983	1,398,405
*	Liberty Global Ltd. (LBTYA US), Class A	58,503	643,533
*	Liberty Global Ltd. (LBTYK US), Class C	47,957	534,721
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	6,277	571,081
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	63,642	6,354,654
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	466,338
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	1,157,610

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lionsgate Studios Corp.	9,320	$59,928
#*	Live Nation Entertainment, Inc.	18,712	2,798,005
*	Madison Square Garden Entertainment Corp.	2,840	125,414
*	Madison Square Garden Sports Corp.	2,528	541,978
*	Magnite, Inc.	62,773	1,122,381
	Match Group, Inc.	80,083	2,589,884
	Meta Platforms, Inc., Class A	394,883	256,022,393
*	Motorsport Games, Inc., Class A	3,512	8,464
	National CineMedia, Inc.	3,203	14,157
*	Netflix, Inc.	53,225	59,551,323
	New York Times Co., Class A	49,129	2,799,862
#	News Corp. (NWS US), Class B	45,680	1,391,870
	News Corp. (NWSA US), Class A	99,621	2,639,956
	Nexstar Media Group, Inc.	15,446	3,023,246
*	Nextdoor Holdings, Inc.	44,374	86,529
#	Omnicom Group, Inc.	58,033	4,353,636
#	Paramount Skydance Corp., Class B	49,746	765,591
*	Pinterest, Inc., Class A	175,462	5,807,792
*	PubMatic, Inc., Class A	24,857	207,805
*	QuinStreet, Inc.	17,179	254,077
*	Reddit, Inc., Class A	25,174	5,260,107
*	Reservoir Media, Inc.	7,410	56,316
*	ROBLOX Corp., Class A	38,058	4,327,956
*	Roku, Inc.	18,516	1,965,103
	Scholastic Corp.	9,217	264,251
	Shenandoah Telecommunications Co.	4,587	56,512
	Shutterstock, Inc.	13,380	334,901
	Sinclair, Inc.	16,107	220,022
*	Snap, Inc., Class A	369,449	2,881,702
#*	Sphere Entertainment Co.	8,869	607,349
	Spok Holdings, Inc.	435	6,216
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Spotify Technology SA	21,644	$14,183,746
*	Stagwell, Inc.	94,859	450,580
*	Starz Entertainment Corp.	621	6,527
	Sunrise Communications AG, ADR, Class A	14,507	789,181
*	Take-Two Interactive Software, Inc.	20,495	5,254,303
*	Teads Holding Co.	2,425	3,589
*	TechTarget, Inc.	6,809	37,381
	TEGNA, Inc.	17,942	352,919
*	Thryv Holdings, Inc.	16,195	124,863
	TKO Group Holdings, Inc.	5,270	992,868
	Townsquare Media, Inc., Class A	1,706	10,714
*	Trade Desk, Inc., Class A	24,929	1,253,430
*	Travelzoo	800	6,736
*	TripAdvisor, Inc.	35,085	563,465
	Verizon Communications, Inc.	171,400	6,811,436
*	Vimeo, Inc.	6,903	53,843
	Walt Disney Co.	101,181	11,395,004
*	Warner Bros Discovery, Inc.	515,260	11,567,587
#	Warner Music Group Corp., Class A	40,734	1,301,859
*	Yelp, Inc.	21,964	724,373
	Zedge, Inc., Class B	148	373
*	Ziff Davis, Inc.	12,244	415,072
*	ZoomInfo Technologies, Inc.	137,089	1,538,139
TOTAL COMMUNICATION SERVICES			809,883,991
CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	16,230	58,428
*	1stdibs.com, Inc.	2,009	7,232
*	Abercrombie & Fitch Co., Class A	22,043	1,599,220
	Academy Sports & Outdoors, Inc.	26,952	1,290,731
#	Acushnet Holdings Corp.	25,706	1,987,845
*	Adient PLC	24,982	579,333
	ADT, Inc.	301,741	2,667,390
*	Adtalem Global Education, Inc.	18,778	1,840,620

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Advance Auto Parts, Inc.	13,670	$644,267
*	Airbnb, Inc., Class A	93,613	11,845,789
	A-Mark Precious Metals, Inc.	5,406	143,691
*	Amazon.com, Inc.	979,410	239,191,510
	American Eagle Outfitters, Inc.	72,558	1,212,444
*	American Public Education, Inc.	7,366	246,687
*	America's Car-Mart, Inc.	3,515	78,174
*	Amesite, Inc.	1,435	5,008
*	Aptiv PLC	66,786	5,416,345
	Aramark	67,508	2,557,203
	Arko Corp.	5,315	23,413
*	Asbury Automotive Group, Inc.	9,104	2,135,798
	Autoliv, Inc.	19,475	2,274,680
*	AutoNation, Inc.	21,551	4,307,398
*	AutoZone, Inc.	2,017	7,411,325
	Bassett Furniture Industries, Inc.	1,000	14,750
	Bath & Body Works, Inc.	54,476	1,333,572
*	Beazer Homes USA, Inc.	11,137	249,469
	Best Buy Co., Inc.	65,956	5,417,626
*	Birkenstock Holding PLC	19,034	759,647
	Booking Holdings, Inc.	6,305	32,015,151
*	Boot Barn Holdings, Inc.	9,843	1,866,725
	BorgWarner, Inc.	82,428	3,541,107
*	Bright Horizons Family Solutions, Inc.	13,990	1,528,128
	Brightstar Lottery PLC	41,844	697,121
	Brunswick Corp.	16,189	1,070,255
	Buckle, Inc.	23,029	1,261,989
	Build-A-Bear Workshop, Inc.	10,909	591,486
*	Burlington Stores, Inc.	14,777	4,042,839
#	Caleres, Inc.	13,712	151,380
	Camping World Holdings, Inc., Class A	10,843	142,694
*	Capri Holdings Ltd.	37,998	788,459
*	CarMax, Inc.	48,657	2,039,215
	Carriage Services, Inc.	8,915	398,501
	Carter's, Inc.	5,783	181,586
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carvana Co.	21,574	$6,613,294
	Cato Corp., Class A	7,874	30,315
*	Cavco Industries, Inc.	3,691	1,955,492
	Century Communities, Inc.	12,508	742,975
*	Champion Homes, Inc.	17,629	1,202,827
#	Cheesecake Factory, Inc.	11,288	562,142
*	Chewy, Inc., Class A	36,101	1,217,326
*	Chipotle Mexican Grill, Inc.	125,350	3,972,342
#	Choice Hotels International, Inc.	3,377	313,926
*	Citi Trends, Inc.	4,712	168,784
	Columbia Sportswear Co.	16,460	816,910
*	Contextlogic Holdings, Inc.	4,775	35,956
*	Coupang, Inc.	168,032	5,371,983
*	Coursera, Inc.	93,866	790,352
	Cricut, Inc., Class A	25,400	134,874
*	Crocs, Inc.	28,527	2,330,371
	Crown Crafts, Inc.	1,603	4,617
	Dana, Inc.	31,504	639,531
*	Deckers Outdoor Corp.	81,991	6,682,266
	Designer Brands, Inc., Class A	23,730	87,564
*	Destination XL Group, Inc.	39,690	39,658
	Dick's Sporting Goods, Inc.	30,751	6,809,809
#	Dillard's, Inc., Class A	5,372	3,223,630
	Domino's Pizza, Inc.	4,038	1,608,981
*	DoorDash, Inc., Class A	45,222	11,503,120
*	Dorman Products, Inc.	8,936	1,198,586
	DR Horton, Inc.	102,854	15,333,474
*	Dream Finders Homes, Inc., Class A	9,383	185,783
*	Driven Brands Holdings, Inc.	37,698	540,966
#*	Duolingo, Inc.	2,711	733,705
	eBay, Inc.	127,088	10,333,525
	Escalade, Inc.	1,044	12,016
#*	Etsy, Inc.	43,551	2,700,162
	Expedia Group, Inc.	46,879	10,313,380
*	Figs, Inc., Class A	55,198	411,777
*	Five Below, Inc.	14,838	2,333,572
	Flanigan's Enterprises, Inc.	8	253

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	1,661	$56,790
#*	Floor & Decor Holdings, Inc., Class A	28,457	1,777,993
*	Flutter Entertainment PLC	39,115	9,097,758
	Ford Motor Co.	936,036	12,290,153
*	Fossil Group, Inc.	11,300	23,504
*	Fox Factory Holding Corp.	7,792	172,281
*	Frontdoor, Inc.	18,859	1,252,803
*	Funko, Inc., Class A	29,673	92,580
#*	GameStop Corp., Class A	22,153	493,790
	Gap, Inc.	136,903	3,128,234
	Garmin Ltd.	33,720	7,214,057
	Garrett Motion, Inc.	59,560	1,008,946
	General Motors Co.	305,949	21,138,016
*	Genesco, Inc.	5,487	159,178
	Gentex Corp.	37,750	885,238
*	Gentherm, Inc.	6,437	236,882
	Genuine Parts Co.	46,496	5,919,406
*	G-III Apparel Group Ltd.	17,412	467,512
*	Global Business Travel Group I	18,277	143,657
	Graham Holdings Co., Class B	615	622,460
*	Grand Canyon Education, Inc.	4,427	833,604
*	Green Brick Partners, Inc.	19,788	1,281,075
	Group 1 Automotive, Inc.	8,346	3,317,869
*	Groupon, Inc.	12,916	259,999
	Guess?, Inc.	32,446	550,933
	H&R Block, Inc.	28,803	1,432,661
	Hamilton Beach Brands Holding Co., Class A	2,900	40,803
*	Hanesbrands, Inc.	72,533	479,443
	Harley-Davidson, Inc.	38,952	1,050,925
	Hasbro, Inc.	39,088	2,982,805
*	Helen of Troy Ltd.	7,531	140,303
	Home Depot, Inc.	142,326	54,025,526
	Hooker Furnishings Corp.	4,239	38,490
*	Hovnanian Enterprises, Inc., Class A	1,200	144,276
	Installed Building Products, Inc.	5,234	1,299,236
	J Jill, Inc.	3,245	48,902
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	JAKKS Pacific, Inc.	6,498	$110,466
	Johnson Outdoors, Inc., Class A	4,369	177,949
	KB Home	39,227	2,448,549
#	Kohl's Corp.	29,453	479,200
	Kontoor Brands, Inc.	20,717	1,676,420
*	Koss Corp.	2,113	10,206
*	Lands' End, Inc.	15,955	251,132
	Las Vegas Sands Corp.	85,195	5,056,323
*	Latham Group, Inc.	5,809	42,115
*	Laureate Education, Inc.	45,531	1,321,765
	La-Z-Boy, Inc.	16,027	508,056
	LCI Industries	8,650	895,189
	Lear Corp.	15,271	1,598,110
*	Legacy Housing Corp.	4,151	93,211
	Lennar Corp. (LEN US), Class A	62,726	7,763,597
	Lennar Corp. (LENB US), Class B	6,006	709,008
	Levi Strauss & Co., Class A	33,542	680,232
*	LGI Homes, Inc.	11,406	465,479
	Lifetime Brands, Inc.	8,691	29,462
#*	Light & Wonder, Inc.	8,548	621,440
*	Lincoln Educational Services Corp.	8,065	156,622
	Lithia Motors, Inc.	11,045	3,469,014
*	Live Ventures, Inc.	1,033	14,142
	LKQ Corp.	67,233	2,148,767
*	Lovesac Co.	13,762	190,879
	Lowe's Cos., Inc.	58,073	13,828,923
#*	Lucid Group, Inc.	26,326	467,287
*	Lululemon Athletica, Inc.	52,231	8,907,475
*	M/I Homes, Inc.	4,720	590,897
	Macy's, Inc.	112,241	2,187,577
*	Malibu Boats, Inc., Class A	5,777	161,005
	Marine Products Corp.	15,321	129,462
*	MarineMax, Inc.	11,036	273,362
*	MasterCraft Boat Holdings, Inc.	8,081	162,105
*	Mattel, Inc.	65,783	1,209,092
	McDonald's Corp.	66,182	19,750,694
	Meritage Homes Corp.	14,026	947,597
*	MGM Resorts International	39,579	1,267,715
*	Mister Car Wash, Inc.	90,973	508,539

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mobileye Global, Inc., Class A	30,168	$396,709
	Monro, Inc.	11,204	164,139
*	Motorcar Parts of America, Inc.	1,259	21,479
	Movado Group, Inc.	6,505	118,456
*	National Vision Holdings, Inc.	31,080	800,310
	Newell Brands, Inc.	154,964	526,878
	NIKE, Inc., Class B	207,129	13,378,462
*	NVR, Inc.	1,322	9,532,704
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	2,248,757
	OneSpaWorld Holdings Ltd.	18,352	427,051
*	OneWater Marine, Inc., Class A	3,499	54,339
*	O'Reilly Automotive, Inc.	55,155	5,208,838
	Oxford Industries, Inc.	6,265	230,865
	Papa John's International, Inc.	8,119	412,526
	Penske Automotive Group, Inc.	34,041	5,448,943
	Perdoceo Education Corp.	22,173	704,214
*	Petco Health & Wellness Co., Inc.	94,143	299,375
*	PetMed Express, Inc.	3,207	8,242
	Phinia, Inc.	8,382	435,110
*	Planet Fitness, Inc., Class A	12,454	1,129,453
	Polaris, Inc.	12,038	795,712
	Pool Corp.	9,511	2,540,008
	PulteGroup, Inc.	65,385	7,837,700
*	Pursuit Attractions & Hospitality, Inc.	594	21,075
	PVH Corp.	15,839	1,240,669
	Ralph Lauren Corp.	15,199	4,858,512
*	Rave Restaurant Group, Inc.	2,343	5,998
*	Revolve Group, Inc.	13,079	289,307
#*	Rivian Automotive, Inc., Class A	182,043	2,470,324
	Rocky Brands, Inc.	2,430	68,502
	Ross Stores, Inc.	75,366	11,977,165
*	Sabre Corp.	185,386	379,114
*	Sally Beauty Holdings, Inc.	39,595	598,280
#*	Savers Value Village, Inc.	23,982	220,874
	Service Corp. International	24,390	2,036,809
#*	SharkNinja, Inc.	76,321	6,525,446
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Shoe Carnival, Inc.	8,969	$164,402
	Signet Jewelers Ltd.	17,900	1,769,415
*	Sleep Number Corp.	6,945	38,198
#	Somnigroup International, Inc.	61,046	4,843,390
	Sonic Automotive, Inc., Class A	14,445	917,691
*	Sonos, Inc.	27,642	474,613
*	Sportsman's Warehouse Holdings, Inc.	5,290	13,066
	Standard Motor Products, Inc.	9,214	342,116
	Starbucks Corp.	51,265	4,145,801
	Steven Madden Ltd.	21,062	714,212
*	Stitch Fix, Inc., Class A	60,518	253,570
*	Stoneridge, Inc.	8,307	56,571
	Strategic Education, Inc.	3,969	301,565
*	Strattec Security Corp.	717	43,995
*	Stride, Inc.	10,312	701,628
	Superior Group of Cos., Inc.	2,597	24,256
*	Sweetgreen, Inc., Class A	12,368	77,795
	Tandy Leather Factory, Inc.	129	393
	Tapestry, Inc.	124,113	13,630,090
*	Taylor Morrison Home Corp.	76,979	4,562,545
*	Tesla, Inc.	207,066	94,538,053
	Thor Industries, Inc.	20,540	2,143,349
*	Tile Shop Holdings, Inc.	23,448	146,784
#*	Tilly's, Inc., Class A	901	1,379
	TJX Cos., Inc.	159,841	22,400,118
	Toll Brothers, Inc.	45,066	6,081,657
*	TopBuild Corp.	7,132	3,013,127
#*	Topgolf Callaway Brands Corp.	29,171	274,499
	Tractor Supply Co.	87,271	4,722,234
	Travel & Leisure Co.	9,314	584,733
*	Tri Pointe Homes, Inc.	56,277	1,792,422
*	Ulta Beauty, Inc.	15,968	8,301,444
*	Under Armour, Inc. (UA US), Class C	100,890	447,952
*	Under Armour, Inc. (UAA US), Class A	43,604	201,014
*	United Parks & Resorts, Inc.	8,096	391,846

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	3,365	$13,090
*	Universal Technical Institute, Inc.	13,937	414,208
	Upbound Group, Inc.	25,061	485,682
*	Urban Outfitters, Inc.	51,997	3,359,526
*	Valvoline, Inc.	44,467	1,467,856
*	Vera Bradley, Inc.	10,964	25,765
#	VF Corp.	91,114	1,279,241
*	Victoria's Secret & Co.	32,969	1,162,157
	Visteon Corp.	10,795	1,156,792
*	Warby Parker, Inc., Class A	17,757	347,860
*	Wayfair, Inc., Class A	28,218	2,920,845
	Wendy's Co.	29,492	251,862
	Weyco Group, Inc.	3,454	99,026
#	Whirlpool Corp.	15,761	1,128,960
	Williams-Sonoma, Inc.	45,518	8,845,968
#	Wingstop, Inc.	4,365	945,590
	Winmark Corp.	1,273	513,235
	Winnebago Industries, Inc.	7,319	275,999
*	YETI Holdings, Inc.	35,806	1,217,046
	Yum! Brands, Inc.	33,004	4,561,483
*	Zumiez, Inc.	9,315	201,670
TOTAL CONSUMER DISCRETIONARY			954,191,755
CONSUMER STAPLES — (4.0%)
	Albertsons Cos., Inc., Class A	130,093	2,301,345
	Andersons, Inc.	7,747	358,764
	Archer-Daniels-Midland Co.	1,267	76,692
*	AXIL Brands, Inc.	2,069	11,566
	B&G Foods, Inc.	2,579	10,316
*	BellRing Brands, Inc.	33,319	1,003,901
*	BJ's Wholesale Club Holdings, Inc.	50,479	4,455,277
*	Boston Beer Co., Inc. , Class A	1,315	272,192
	Brown-Forman Corp. (BF/A US), Class A	12,676	343,773
#	Brown-Forman Corp. (BFB US), Class B	66,959	1,823,294
	Bunge Global SA	4,517	427,308
	Calavo Growers, Inc.	6,792	150,850
#	Casey's General Stores, Inc.	11,943	6,129,028
*	Celsius Holdings, Inc.	32,506	1,957,836
*	Central Garden & Pet Co. (CENT US)	1,055	32,357
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co. (CENTA US), Class A	18,752	$521,493
*	Chefs' Warehouse, Inc.	13,090	772,310
	Church & Dwight Co., Inc.	60,583	5,312,523
	Clorox Co.	20,581	2,314,539
	Coca-Cola Co.	463,599	31,941,971
	Coca-Cola Consolidated, Inc.	17,630	2,298,599
*	Coffee Holding Co., Inc.	695	2,836
	Colgate-Palmolive Co.	121,142	9,333,991
	Constellation Brands, Inc., Class A	39,920	5,244,690
*	Coty, Inc., Class A	368,905	1,464,553
	Dollar General Corp.	79,526	7,846,035
#*	Dollar Tree, Inc.	62,799	6,224,637
	Edgewell Personal Care Co.	11,084	214,919
*	elf Beauty, Inc.	23,894	2,918,413
#	Energizer Holdings, Inc.	20,067	466,156
	Estee Lauder Cos., Inc., Class A	41,429	4,005,770
*	FitLife Brands, Inc.	654	12,504
*»	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	4,776	235,027
	General Mills, Inc.	115,671	5,391,425
#*	Grocery Outlet Holding Corp.	25,419	345,953
*	Herbalife Ltd.	27,498	219,984
	Hershey Co.	20,796	3,527,626
*	HF Foods Group, Inc.	4,268	9,219
*	Honest Co., Inc.	53,203	181,422
	Ingles Markets, Inc., Class A	5,503	380,257
	Interparfums, Inc.	13,820	1,232,053
	J&J Snack Foods Corp.	4,082	345,541
	J.M. Smucker Co.	31,758	3,288,541
	John B Sanfilippo & Son, Inc.	3,357	210,752
	Kenvue, Inc.	334,206	4,802,540
	Keurig Dr. Pepper, Inc.	172,862	4,694,932
	Kimberly-Clark Corp.	200	23,942
	Kraft Heinz Co.	138,090	3,414,966
	Kroger Co.	220,174	14,009,672
	Lamb Weston Holdings, Inc.	1,896	117,040
#	Lifevantage Corp.	2,374	19,443

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Lifeway Foods, Inc.	1,321	$31,691
*	Mama's Creations, Inc.	2,572	27,237
*	Mannatech, Inc.	805	7,921
*	Maplebear, Inc.	89,588	3,302,214
	Marzetti Co.	4,588	719,353
	McCormick & Co., Inc. (MKC US)	75,111	4,819,122
	McCormick & Co., Inc. (MKC/V US)	400	25,586
*	Mission Produce, Inc.	8,172	94,141
	Mondelez International, Inc., Class A	156,324	8,982,377
*	Monster Beverage Corp.	250,095	16,713,849
*	National Beverage Corp.	12,967	444,379
*	Natural Alternatives International, Inc.	1,014	2,829
	Natural Grocers by Vitamin Cottage, Inc.	9,071	291,088
	Natural Health Trends Corp.	187	825
*	Nature's Sunshine Products, Inc.	6,479	87,337
	Nu Skin Enterprises, Inc., Class A	23,928	256,508
	PepsiCo, Inc.	126,355	18,459,202
	PriceSmart, Inc.	12,402	1,425,486
	Procter & Gamble Co.	234,524	35,265,374
*	Simply Good Foods Co.	57,257	1,120,520
	Spectrum Brands Holdings, Inc.	7,473	402,645
*	Sprouts Farmers Market, Inc.	54,647	4,314,927
	Sysco Corp.	115,829	8,603,778
	Target Corp.	137,965	12,792,115
	Tootsie Roll Industries, Inc.	1,825	64,404
*	U.S. Foods Holding Corp.	87,889	6,382,499
*	United Natural Foods, Inc.	32,700	1,231,155
	United-Guardian, Inc.	1,797	12,885
*	USANA Health Sciences, Inc.	10,221	216,174
	Village Super Market, Inc., Class A	2,601	81,593
*	Vita Coco Co., Inc.	9,423	388,039
*	Vital Farms, Inc.	19,928	654,635
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	546,792	$55,324,415
	WD-40 Co.	4,336	842,398
	Weis Markets, Inc.	12,178	771,355
*	Zevia PBC, Class A	6,995	16,508
TOTAL CONSUMER STAPLES			326,877,337
ENERGY — (1.4%)
	Archrock, Inc.	156,925	3,965,495
#	Atlas Energy Solutions, Inc.	12,415	153,698
	Baker Hughes Co.	291,263	14,100,042
*	Bristow Group, Inc.	14,313	582,539
	Cactus, Inc., Class A	26,090	1,152,395
#*	Centrus Energy Corp., Class A	8,197	3,012,070
*	Clean Energy Fuels Corp.	45,500	130,130
	Core Laboratories, Inc.	9,882	157,519
	Delek U.S. Holdings, Inc.	5,551	209,606
*	DMC Global, Inc.	20,221	162,981
	Energy Services of America Corp.	5,812	63,700
*	Expro Group Holdings NV	37,431	508,313
*	Forum Energy Technologies, Inc.	10,231	273,986
*	Geospace Technologies Corp.	3,600	91,224
*	Gulf Island Fabrication, Inc.	8,500	66,385
	Halliburton Co.	169,991	4,562,558
*	Helix Energy Solutions Group, Inc.	101,210	680,131
	HF Sinclair Corp.	32,414	1,672,562
*	Innovex International, Inc.	23,139	464,400
	Kodiak Gas Services, Inc.	53,768	1,982,964
*	Mammoth Energy Services, Inc.	2,903	5,922
	Marathon Petroleum Corp.	28,273	5,510,690
#*	MIND Technology, Inc.	2,233	24,585
	Natural Gas Services Group, Inc.	14,200	395,328
*	NCS Multistage Holdings, Inc.	500	18,350
	Noble Corp. PLC	13,047	382,929
	NOV, Inc.	113,796	1,661,422

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	72,468	$1,687,780
*	Oil States International, Inc.	58,080	346,738
	ONEOK, Inc.	39,937	2,675,779
	PBF Energy, Inc., Class A	23,700	809,829
	Phillips 66	42,160	5,739,662
	Ranger Energy Services, Inc., Class A	2,845	39,090
*	REX American Resources Corp.	23,764	761,161
	RPC, Inc.	35,589	185,063
*	Seadrill Ltd.	3,371	106,389
	Select Water Solutions, Inc.	51,492	595,247
	SLB Ltd.	662,532	23,890,904
	Solaris Energy Infrastructure, Inc.	15,130	805,370
*	Stabilis Solutions, Inc.	1,422	7,096
	TechnipFMC PLC	273,545	11,311,086
*	TETRA Technologies, Inc.	73,498	518,896
	Texas Pacific Land Corp.	7,473	7,049,879
#*	Transocean Ltd.	47,763	183,410
*	Uranium Energy Corp.	74,478	1,126,852
	Valero Energy Corp.	60,835	10,315,183
	Weatherford International PLC	37,590	2,770,007
	Western Midstream Partners LP	1,312	49,150
	World Kinect Corp.	37,347	965,420
TOTAL ENERGY			113,931,915
FINANCIALS — (17.0%)
	1st Source Corp.	11,484	682,609
*	Acacia Research Corp.	3,512	12,187
	Acadian Asset Management, Inc.	9,378	451,082
	ACNB Corp.	674	30,451
	Affiliated Managers Group, Inc.	18,294	4,353,240
	Affinity Bancshares, Inc.	498	9,447
*	Affirm Holdings, Inc.	78,448	5,638,842
	Aflac, Inc.	151,527	16,242,179
	Alerus Financial Corp.	750	15,840
	Allstate Corp.	51,812	9,923,034
		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	131,532	$5,125,802
*	AlTi Global, Inc.	3,745	14,755
	Amalgamated Financial Corp.	19,123	521,293
*	Ambac Financial Group, Inc.	31,288	256,874
	Amerant Bancorp, Inc.	14,313	240,029
	American Coastal Insurance Corp.	1,774	21,004
	American Express Co.	75,369	27,187,859
	American Financial Group, Inc.	27,789	3,659,256
	American International Group, Inc.	167,709	13,242,303
	Ameriprise Financial, Inc.	26,676	12,078,093
	Ameris Bancorp	26,226	1,878,306
	AMERISAFE, Inc.	7,337	294,067
	AmeriServ Financial, Inc.	3,000	9,150
	Ames National Corp.	1,387	28,933
	Aon PLC, Class A	24,485	8,341,550
	Apollo Global Management, Inc.	124,959	15,533,653
	Arch Capital Group Ltd.	109,663	9,465,014
#	ARES Management Corp., Class A	19,661	2,923,787
	Arrow Financial Corp.	6,059	168,986
	Arthur J Gallagher & Co.	15,080	3,762,309
	Artisan Partners Asset Management, Inc., Class A	23,629	1,031,642
	Associated Banc-Corp.	14,907	369,246
	Associated Capital Group, Inc., Class A	670	24,455
	Assurant, Inc.	19,788	4,189,515
	Assured Guaranty Ltd.	28,327	2,282,590
	Atlantic Union Bankshares Corp.	36,667	1,192,411
*	Atlanticus Holdings Corp.	6,399	352,649
	Axis Capital Holdings Ltd.	54,623	5,115,990
*	Axos Financial, Inc.	18,072	1,409,255
#*	B Riley Financial, Inc.	9,799	48,995
*	Baldwin Insurance Group, Inc.	4,425	97,793

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	33,351	$565,966
	BancFirst Corp.	10,319	1,123,326
*	Bancorp, Inc.	22,298	1,457,620
	Bank First Corp.	192	23,447
	Bank of America Corp.	706,241	37,748,581
	Bank of Hawaii Corp.	7,730	501,909
	Bank of Marin Bancorp	4,276	110,107
	Bank of New York Mellon Corp.	114,520	12,360,144
	Bank of NT Butterfield & Son Ltd.	17,367	803,397
	Bank of the James Financial Group, Inc.	4	68
	Bank OZK	25,577	1,150,709
	Bank7 Corp.	640	26,566
	BankFinancial Corp.	1,550	17,128
	BankUnited, Inc.	14,886	596,631
	Bankwell Financial Group, Inc.	459	19,898
	Banner Corp.	23,284	1,406,121
	Bar Harbor Bankshares	5,537	162,400
	BayCom Corp.	470	12,812
	BCB Bancorp, Inc.	5,700	45,258
	Beacon Financial Corp.	46,399	1,129,352
	BGC Group, Inc., Class A	122,947	1,123,736
	Blackrock, Inc.	14,348	15,536,158
	Blackstone, Inc.	75,007	10,999,026
*	Block, Inc.	133,686	10,152,115
*	Blue Foundry Bancorp	1,158	9,542
*	Blue Ridge Bankshares, Inc.	4,047	18,131
	BOK Financial Corp.	17,484	1,828,477
*	Bowhead Specialty Holdings, Inc.	7,104	170,212
	Bread Financial Holdings, Inc.	20,048	1,256,007
*	Bridgewater Bancshares, Inc.	6,348	104,488
*	Brighthouse Financial, Inc.	39,477	2,252,952
*	Broadway Financial Corp.	132	821
	Brown & Brown, Inc.	30,598	2,439,885
	Burke & Herbert Financial Services Corp.	308	18,129
		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	3,343	$81,970
*	BV Financial, Inc.	887	14,458
	Byline Bancorp, Inc.	10,918	291,947
	C&F Financial Corp.	215	14,708
	Cadence Bank	37,851	1,428,497
*	California BanCorp	1,248	23,076
	Camden National Corp.	5,650	215,548
	Capital Bancorp, Inc.	1,211	33,660
	Capital City Bank Group, Inc.	7,273	282,920
	Capital One Financial Corp.	108,262	23,816,557
	Capitol Federal Financial, Inc.	41,795	252,442
	Carlyle Group, Inc.	120,278	6,413,223
*	Carter Bankshares, Inc.	561	9,582
	Cass Information Systems, Inc.	996	39,372
	Cathay General Bancorp	23,234	1,055,985
	CB Financial Services, Inc.	318	10,294
	Cboe Global Markets, Inc.	24,920	6,121,349
	Central Pacific Financial Corp.	1,255	35,780
	CF Bankshares, Inc.	1,038	24,082
	Charles Schwab Corp.	170,911	16,154,508
	Chemung Financial Corp.	316	16,012
	Chubb Ltd.	51,617	14,294,812
	Cincinnati Financial Corp.	34,691	5,362,882
	Citigroup, Inc.	199,306	20,175,746
	Citizens & Northern Corp.	11,409	220,878
	Citizens Community Bancorp, Inc.	4,179	65,401
	Citizens Financial Group, Inc.	123,101	6,262,148
#*	Citizens, Inc.	4,745	26,430
	City Holding Co.	5,520	650,698
	Civista Bancshares, Inc.	800	17,224
	CME Group, Inc.	28,171	7,479,119
	CNB Financial Corp.	11,504	282,998
	CNO Financial Group, Inc.	35,165	1,407,303
*	Coastal Financial Corp.	3,619	385,423

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cohen & Steers, Inc.	17,390	$1,188,085
*	Coinbase Global, Inc., Class A	14,047	4,829,078
	Columbia Banking System, Inc.	37,191	996,719
*	Columbia Financial, Inc.	25,991	383,367
	Comerica, Inc.	12,353	945,004
	Commerce Bancshares, Inc.	28,656	1,508,165
	Community Financial System, Inc.	11,587	642,847
	Community Trust Bancorp, Inc.	9,403	481,387
	Community West Bancshares	1,166	24,696
	ConnectOne Bancorp, Inc.	19,617	471,985
*	Consumer Portfolio Services, Inc.	570	4,788
	Corebridge Financial, Inc.	257,534	8,385,307
	Crawford & Co. (CRD/A US), Class A	2,485	26,913
	Crawford & Co. (CRD/B US), Class B	33,605	337,394
*	Credit Acceptance Corp.	3,159	1,413,147
	Cullen/Frost Bankers, Inc.	13,748	1,692,929
*	Customers Bancorp, Inc.	10,143	680,798
	CVB Financial Corp.	25,225	463,383
	Diamond Hill Investment Group, Inc.	1,753	224,998
	Dime Community Bancshares, Inc.	10,182	267,278
	Donegal Group, Inc. (DGICA US), Class A	18,392	344,850
*	Donnelley Financial Solutions, Inc.	6,423	295,137
	Eagle Bancorp Montana, Inc.	956	15,516
	Eagle Bancorp, Inc.	7,356	123,213
	Eagle Financial Services, Inc.	362	13,108
	East West Bancorp, Inc.	28,824	2,928,518
		Shares	Value†
FINANCIALS — (Continued)
	Eastern Bankshares, Inc.	38,528	$675,396
*	eHealth, Inc.	11,013	57,157
	Employers Holdings, Inc.	15,634	596,124
	Enact Holdings, Inc.	7,312	261,185
*	Encore Capital Group, Inc.	9,985	415,176
*	Enova International, Inc.	12,598	1,506,343
	Enterprise Financial Services Corp.	11,863	621,265
	Equitable Holdings, Inc.	115,456	5,703,526
	Equity Bancshares, Inc., Class A	7,700	311,927
	Erie Indemnity Co., Class A	9,023	2,640,491
	Esquire Financial Holdings, Inc.	2,258	211,800
	Essent Group Ltd.	60,315	3,653,280
	Evercore, Inc., Class A	11,912	3,508,799
	Everest Group Ltd.	18,513	5,822,709
*	EZCORP, Inc., Class A	16,571	302,421
	F&G Annuities & Life, Inc.	14,226	421,801
	FactSet Research Systems, Inc.	5,162	1,377,222
	Farmers National Banc Corp.	1,526	19,807
*	FB Bancorp, Inc.	1,137	13,780
	FB Financial Corp.	16,307	880,741
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	829,053
	Federated Hermes, Inc.	37,678	1,826,629
	Fidelis Insurance Holdings Ltd.	16,353	294,027
	Fidelity National Financial, Inc.	143,893	7,948,649
	Fidelity National Information Services, Inc.	45,099	2,819,589
*	Fifth District Bancorp, Inc.	754	10,066
	Fifth Third Bancorp	69,893	2,908,947
*	Finance of America Cos., Inc., Class A	674	14,828
	Financial Institutions, Inc.	3,311	94,132

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Finwise Bancorp	1,434	$27,518
	First American Financial Corp.	36,919	2,307,807
	First BanCorp	59,619	1,161,974
	First Bancorp, Inc.	623	15,444
	First Bancorp/Southern Pines NC	10,356	502,680
	First Bank	14,059	219,602
	First Busey Corp.	26,114	583,909
	First Business Financial Services, Inc.	800	40,488
	First Capital, Inc.	400	17,220
	First Citizens BancShares, Inc., Class A	1,538	2,806,573
	First Commonwealth Financial Corp.	27,007	412,937
	First Community Bankshares, Inc.	6,768	218,877
	First Financial Bancorp	14,833	347,241
	First Financial Bankshares, Inc.	23,022	711,150
	First Financial Corp.	4,517	240,846
*»	First Financial Northwest, Inc.	1,300	1,560
*	First Foundation, Inc.	25,586	139,188
	First Hawaiian, Inc.	22,129	542,824
	First Horizon Corp.	87,088	1,860,200
	First Internet Bancorp	909	16,126
	First Interstate BancSystem, Inc., Class A	21,927	685,219
	First Merchants Corp.	14,255	505,767
	First Mid Bancshares, Inc.	9,963	355,978
	First National Corp.	671	15,111
	First Savings Financial Group, Inc.	2,022	59,851
	First U.S. Bancshares, Inc.	626	8,057
	First United Corp.	402	13,881
*	First Western Financial, Inc.	900	20,781
	FirstCash Holdings, Inc.	14,572	2,309,662
*	Firstsun Capital Bancorp	1,557	53,000
*	Fiserv, Inc.	51,740	3,450,541
	Five Star Bancorp	1,408	49,998
	Flagstar Bank NA	82,439	941,453
		Shares	Value†
FINANCIALS — (Continued)
	Flushing Financial Corp.	12,042	$164,614
*	Flywire Corp.	19,884	264,855
	FNB Corp.	89,128	1,401,092
	Franklin Resources, Inc.	121,323	2,743,113
	FS Bancorp, Inc.	1,212	46,892
	Fulton Financial Corp.	37,324	648,318
	FVCBankcorp, Inc.	522	6,379
*	Genworth Financial, Inc.	241,517	2,038,403
	German American Bancorp, Inc.	16,733	644,890
	Glacier Bancorp, Inc.	27,453	1,121,455
*	Glen Burnie Bancorp	192	891
	Global Payments, Inc.	32,756	2,547,107
	Globe Life, Inc.	33,828	4,448,720
	Goldman Sachs Group, Inc.	57,450	45,349,306
	Great Southern Bancorp, Inc.	2,993	166,710
*	Green Dot Corp., Class A	13,873	161,066
	Greene County Bancorp, Inc.	3,957	86,856
*	Greenlight Capital Re Ltd., Class A	17,379	210,633
*	Hagerty, Inc., Class A	948	10,637
*	Hamilton Insurance Group Ltd., Class B	5,904	139,748
	Hamilton Lane, Inc., Class A	13,480	1,536,181
	Hanmi Financial Corp.	9,184	242,458
	Hanover Bancorp, Inc.	891	18,453
	Hanover Insurance Group, Inc.	16,291	2,783,806
	HarborOne Bancorp, Inc.	17,022	205,966
	Hartford Insurance Group, Inc.	131,172	16,288,939
	Hawthorn Bancshares, Inc.	713	21,540
	HBT Financial, Inc.	898	21,902
	HCI Group, Inc.	4,982	1,016,378
	Hennessy Advisors, Inc.	1,267	12,353
	Heritage Commerce Corp.	21,289	221,406
	Heritage Financial Corp.	11,021	244,556

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	9,963	$235,426
#	Hingham Institution For Savings	585	172,142
*	Hippo Holdings, Inc.	10,666	392,295
	Home Bancorp, Inc.	898	47,729
	Home BancShares, Inc.	56,583	1,511,332
	Home Federal Bancorp, Inc. of Louisiana	12	196
	HomeTrust Bancshares, Inc.	3,167	124,495
	Hope Bancorp, Inc.	30,219	316,997
	Horace Mann Educators Corp.	17,168	767,581
	Horizon Bancorp, Inc.	10,721	167,248
	Houlihan Lokey, Inc.	17,383	3,112,948
	Huntington Bancshares, Inc.	253,866	3,919,691
	IF Bancorp, Inc.	1,300	33,456
	Independent Bank Corp. (IBCP US)	6,401	193,438
	Independent Bank Corp. (INDB US)	13,301	895,024
	Interactive Brokers Group, Inc., Class A	41,668	2,931,760
	Intercontinental Exchange, Inc.	35,596	5,207,339
	International Bancshares Corp.	17,816	1,182,626
	Invesco Ltd.	177,284	4,201,631
	Investors Title Co.	794	205,320
	Jackson Financial, Inc., Class A	28,285	2,851,411
	James River Group Holdings Ltd.	21,155	107,891
	Janus Henderson Group PLC	77,508	3,376,248
	Jefferies Financial Group, Inc.	59,676	3,152,683
	JPMorgan Chase & Co.	430,297	133,874,003
	Kearny Financial Corp.	26,285	167,961
	Kemper Corp.	27,176	1,222,648
	KeyCorp	305,856	5,380,007
	Kingstone Cos., Inc.	9,273	135,200
	Kinsale Capital Group, Inc.	7,512	3,000,819
	KKR & Co., Inc.	75,726	8,960,658
	Lake Shore Bancorp, Inc.	898	12,410
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Financial Corp.	6,891	$393,132
	Landmark Bancorp, Inc.	579	14,875
	Lazard, Inc.	36,596	1,785,885
*	Lemonade, Inc.	2,673	160,594
*	LendingClub Corp.	33,220	577,696
	Lincoln National Corp.	86,254	3,622,668
	LINKBANCORP, Inc.	1,873	13,167
	Live Oak Bancshares, Inc.	9,370	291,782
	LPL Financial Holdings, Inc.	33,978	12,820,239
	M&T Bank Corp.	24,538	4,511,802
	Magyar Bancorp, Inc.	1,343	23,167
	MainStreet Bancshares, Inc.	515	9,553
	MarketAxess Holdings, Inc.	9,339	1,494,800
	MarketWise, Inc.	702	11,920
	Marsh & McLennan Cos., Inc.	60,443	10,767,920
	Mastercard, Inc., Class A	114,180	63,026,218
*	Mechanics Bancorp, Class A	1,466	19,630
	Mercantile Bank Corp.	6,280	275,378
	Merchants Bancorp	10,662	332,548
	Mercury General Corp.	27,263	2,107,430
	Meridian Corp.	2,100	30,009
	MetLife, Inc.	226,542	18,082,582
	Metrocity Bankshares, Inc.	1,072	27,454
	Metropolitan Bank Holding Corp.	2,400	159,048
	MGIC Investment Corp.	148,165	4,062,684
	Mid Penn Bancorp, Inc.	13,679	389,168
	Middlefield Banc Corp.	25	815
	Midland States Bancorp, Inc.	8,032	117,588
	MidWestOne Financial Group, Inc.	5,831	215,689
	Moelis & Co., Class A	25,539	1,617,385
	Moody's Corp.	21,208	10,186,202
	Morgan Stanley	195,438	32,051,832
	Morningstar, Inc.	12,666	2,688,992
	MSCI, Inc.	14,347	8,443,927
	MVB Financial Corp.	8,282	211,854

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nasdaq, Inc.	91,431	$7,816,436
	National Bank Holdings Corp., Class A	9,291	331,317
	National Bankshares, Inc.	507	14,515
	Navient Corp.	70,498	862,191
	NBT Bancorp, Inc.	13,822	559,376
	Nelnet, Inc., Class A	9,912	1,279,144
*	NerdWallet, Inc., Class A	28,448	331,988
*	NI Holdings, Inc.	2,397	31,640
	Nicolet Bankshares, Inc.	4,257	502,922
*	NMI Holdings, Inc.	44,940	1,637,164
	Northeast Bank	2,200	189,816
	Northeast Community Bancorp, Inc.	1,191	23,391
	Northern Trust Corp.	52,825	6,796,993
	Northfield Bancorp, Inc.	15,762	161,088
	Northwest Bancshares, Inc.	37,821	442,884
	OceanFirst Financial Corp.	20,138	366,109
	Ohio Valley Banc Corp.	243	8,505
*	Old Market Capital Corp.	2,510	13,554
	Old National Bancorp	88,876	1,815,737
	Old Republic International Corp.	140,081	5,527,596
	Old Second Bancorp, Inc.	14,321	257,062
	OneMain Holdings, Inc.	49,318	2,919,132
*	Onity Group, Inc.	3,051	114,321
	OP Bancorp	965	12,883
*	Oportun Financial Corp.	1,980	10,553
	Oppenheimer Holdings, Inc., Class A	4,778	333,313
	OppFi, Inc.	2,742	26,735
*	OptimumBank Holdings, Inc.	2,226	9,104
	Orange County Bancorp, Inc.	492	12,029
	Origin Bancorp, Inc.	7,350	254,751
	Orrstown Financial Services, Inc.	2	67
*	Oscar Health, Inc., Class A	45,055	810,990
		Shares	Value†
FINANCIALS — (Continued)
*	Palomar Holdings, Inc.	13,137	$1,497,749
	Park National Corp.	3,438	523,229
	Parke Bancorp, Inc.	2,561	55,343
	Pathfinder Bancorp, Inc.	900	13,770
	Pathward Financial, Inc.	14,178	964,955
*	Payoneer Global, Inc.	106,733	617,984
*	PayPal Holdings, Inc.	239,185	16,568,345
*	Paysafe Ltd.	7,757	85,405
*	Paysign, Inc.	3,895	20,118
*	PB Bankshares, Inc.	705	13,987
	PCB Bancorp	724	15,255
	Peapack-Gladstone Financial Corp.	6,832	172,850
	PennyMac Financial Services, Inc.	24,243	3,050,012
	Peoples Bancorp of North Carolina, Inc.	1,287	37,876
	Peoples Bancorp, Inc.	8,688	248,477
	Peoples Financial Services Corp.	321	14,297
	Perella Weinberg Partners	2,952	55,143
	Pinnacle Financial Partners, Inc.	17,416	1,484,017
*	Pioneer Bancorp, Inc.	1,058	13,902
	Piper Sandler Cos.	5,473	1,747,310
	PJT Partners, Inc., Class A	3,356	540,685
	Plumas Bancorp	230	9,439
	PNC Financial Services Group, Inc.	30,074	5,490,009
*	Ponce Financial Group, Inc.	1,223	17,257
	Popular, Inc.	17,588	1,960,534
*	PRA Group, Inc.	13,951	191,268
	Preferred Bank	3,912	353,058
	Primerica, Inc.	17,830	4,633,482
	Primis Financial Corp.	3,200	34,832
	Principal Financial Group, Inc.	85,508	7,186,092
*	Priority Technology Holdings, Inc.	2,039	14,191
*	ProAssurance Corp.	30,967	741,660
	PROG Holdings, Inc.	24,459	707,599
	Progressive Corp.	90,703	18,684,818
	Prosperity Bancshares, Inc.	17,168	1,129,998
*	Provident Bancorp, Inc.	1,077	13,732

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	415	$6,482
	Provident Financial Services, Inc.	25,463	465,718
	Prudential Financial, Inc.	134,014	13,937,456
	QCR Holdings, Inc.	5,844	434,735
	Radian Group, Inc.	59,705	2,026,388
	Raymond James Financial, Inc.	42,169	6,690,955
	RBB Bancorp	574	10,694
	Red River Bancshares, Inc.	148	9,777
	Regions Financial Corp.	37,617	910,331
	Reinsurance Group of America, Inc.	27,658	5,046,479
	RenaissanceRe Holdings Ltd.	28,167	7,156,953
	Renasant Corp.	39,671	1,334,136
	Republic Bancorp, Inc., Class A	2,971	195,789
*	Rhinebeck Bancorp, Inc.	919	9,181
	Richmond Mutual BanCorp, Inc.	1,351	18,009
	Riverview Bancorp, Inc.	8,460	43,823
	RLI Corp.	39,488	2,328,212
*	Robinhood Markets, Inc., Class A	254,180	37,308,540
	Rocket Cos., Inc., Class A	381,047	6,348,243
	S&P Global, Inc.	25,249	12,301,565
	S&T Bancorp, Inc.	17,418	638,196
	Safety Insurance Group, Inc.	7,765	533,688
	SB Financial Group, Inc.	1,702	33,291
	Seacoast Banking Corp. of Florida	15,194	460,378
*	Security National Financial Corp., Class A	1,208	9,628
	SEI Investments Co.	41,800	3,369,498
	Selective Insurance Group, Inc.	23,726	1,787,517
	ServisFirst Bancshares, Inc.	11,268	791,802
	Shore Bancshares, Inc.	835	13,034
*	Siebert Financial Corp.	4,187	11,765
	Sierra Bancorp	1,779	51,200
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	953	$13,475
	Simmons First National Corp., Class A	33,747	586,523
*	SiriusPoint Ltd.	92,189	1,677,840
*	Skyward Specialty Insurance Group, Inc.	12,706	579,267
	SLM Corp.	129,649	3,481,076
	SmartFinancial, Inc.	2,470	86,376
#*	SoFi Technologies, Inc.	426,847	12,668,819
	Sound Financial Bancorp, Inc.	200	8,928
	South Plains Financial, Inc.	1,718	62,707
*	Southern First Bancshares, Inc.	550	24,112
	Southern Missouri Bancorp, Inc.	1,543	80,915
	Southside Bancshares, Inc.	9,309	261,769
	Southstate Bank Corp.	39,808	3,528,979
	SR Bancorp, Inc.	714	10,510
	State Street Corp.	48,417	5,599,910
	Stellar Bancorp, Inc.	6,481	190,736
*††	Sterling Bancorp, Inc.	817	0
	Stewart Information Services Corp.	13,510	922,328
	Stifel Financial Corp.	32,485	3,847,199
	Stock Yards Bancorp, Inc.	10,561	686,676
*	StoneX Group, Inc.	19,037	1,749,881
	Summit State Bank	922	10,114
	SWK Holdings Corp.	691	11,187
	Synchrony Financial	133,697	9,944,383
	Synovus Financial Corp.	26,297	1,173,898
	T. Rowe Price Group, Inc.	68,484	7,021,665
*	Texas Capital Bancshares, Inc.	12,407	1,040,203
	TFS Financial Corp.	35,302	469,517
*	Third Coast Bancshares, Inc.	659	24,218
	Timberland Bancorp, Inc.	618	19,850
	Tiptree, Inc.	18,783	332,647
*	Toast, Inc., Class A	100,209	3,621,553

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tompkins Financial Corp.	3,492	$221,602
	Towne Bank	24,937	810,702
	TPG, Inc.	23,085	1,270,598
	Tradeweb Markets, Inc., Class A	26,504	2,793,257
	Travelers Cos., Inc.	99,901	26,835,407
	TriCo Bancshares	8,028	355,078
*	Triumph Financial, Inc.	5,210	283,737
	Truist Financial Corp.	117,691	5,252,549
*	Trupanion, Inc.	9,626	384,944
	TrustCo Bank Corp.	5,755	217,021
	Trustmark Corp.	37,011	1,377,549
	U.S. Bancorp	114,408	5,340,565
	UMB Financial Corp.	24,865	2,657,571
	Union Bankshares, Inc.	304	6,937
	United Bancorp, Inc.	1,200	15,720
	United Bancshares, Inc.	300	10,518
	United Bankshares, Inc.	43,446	1,554,932
	United Community Banks, Inc.	24,220	707,224
	United Fire Group, Inc.	14,283	431,775
	United Security Bancshares	442	4,051
	Unity Bancorp, Inc.	961	43,639
	Universal Insurance Holdings, Inc.	15,356	473,272
	Univest Financial Corp.	10,247	300,852
	Unum Group	79,024	5,801,942
	USCB Financial Holdings, Inc.	1,422	24,544
	Valley National Bancorp	114,531	1,244,952
*	Velocity Financial, Inc.	574	10,688
#	Victory Capital Holdings, Inc., Class A	27,509	1,712,985
	Virginia National Bankshares Corp.	51	2,029
	Virtu Financial, Inc., Class A	35,324	1,230,688
	Virtus Investment Partners, Inc.	3,142	511,580
	Visa, Inc., Class A	206,549	70,379,506
	Voya Financial, Inc.	44,918	3,344,594
	W.R. Berkley Corp.	79,448	5,667,820
	WaFd, Inc.	14,744	428,018
		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	13,911	$1,111,767
	Washington Trust Bancorp, Inc.	7,092	193,186
	Waterstone Financial, Inc.	8,901	136,185
	Webster Financial Corp.	37,019	2,111,564
	Wells Fargo & Co.	268,309	23,334,834
	WesBanco, Inc.	23,715	713,821
	West BanCorp, Inc.	2,186	46,496
	Westamerica BanCorp	4,443	211,709
	Western Alliance Bancorp	19,963	1,544,138
	Western New England Bancorp, Inc.	2,300	26,151
#	Western Union Co.	94,093	877,888
	Westwood Holdings Group, Inc.	1,000	16,750
*	WEX, Inc.	14,585	2,127,660
	White Mountains Insurance Group Ltd.	1,380	2,628,293
	Willis Towers Watson PLC	27,433	8,589,272
	Wintrust Financial Corp.	14,736	1,915,975
#	WisdomTree, Inc.	57,348	685,882
*	World Acceptance Corp.	1,727	220,141
	WSFS Financial Corp.	16,080	837,607
	WVS Financial Corp.	100	1,254
	Zions Bancorp NA	35,169	1,832,657
TOTAL FINANCIALS			1,381,940,222
HEALTH CARE — (9.7%)
*	10X Genomics, Inc., Class A	16,759	228,593
	Abbott Laboratories	102,614	12,685,143
	AbbVie, Inc.	219,650	47,892,486
††	Abiomed, Inc.	5,835	91,084
*	AdaptHealth Corp.	56,952	511,998
	Agilent Technologies, Inc.	43,781	6,407,787
††	Albireo Pharma, Inc.	3,349	21,367
*	Align Technology, Inc.	14,222	1,960,929
*	Alkermes PLC	30,679	941,845
*	Alnylam Pharmaceuticals, Inc.	9,192	4,191,920
*	American Shared Hospital Services	603	1,363

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	American Well Corp., Class A	1,737	$9,067
	Amgen, Inc.	88,281	26,345,699
*	AMN Healthcare Services, Inc.	11,022	217,023
*	AngioDynamics, Inc.	20,215	243,186
*	Anika Therapeutics, Inc.	5,680	55,380
*	Artivion, Inc.	4,793	217,458
*	Astrana Health, Inc.	16,845	525,732
*	AtriCure, Inc.	14,933	515,935
*	Avanos Medical, Inc.	12,200	135,542
*	Avantor, Inc.	141,453	1,671,974
*	Aveanna Healthcare Holdings, Inc.	14,696	132,999
*	Axogen, Inc.	9,935	220,756
*	Aytu BioPharma, Inc.	4,640	10,533
	Becton Dickinson & Co.	21,786	3,893,376
*	Biogen, Inc.	20,006	3,086,326
*	BioLife Solutions, Inc.	9,105	253,756
*	BioMarin Pharmaceutical, Inc.	38,136	2,042,946
*	Bio-Rad Laboratories, Inc., Class A	7,166	2,289,895
*	Biote Corp., Class A	13,313	38,208
	Bio-Techne Corp.	30,166	1,887,487
*	Boston Scientific Corp.	149,769	15,084,734
#*	BrightSpring Health Services, Inc.	32,869	1,086,320
	Bristol-Myers Squibb Co.	470,257	21,664,740
*	Brookdale Senior Living, Inc.	46,178	428,070
	Bruker Corp.	54,952	2,139,831
	Cardinal Health, Inc.	47,244	9,012,738
*	CareDx, Inc.	11,257	168,855
*	Castle Biosciences, Inc.	11,837	301,843
	Cencora, Inc.	52,347	17,683,340
*	Centene Corp.	125,209	4,428,642
*	Certara, Inc.	83,543	971,605
*	Champions Oncology, Inc.	1,220	8,333
*	Charles River Laboratories International, Inc.	6,480	1,166,854
	Chemed Corp.	2,731	1,177,880
*††	Chinook Therapeutics, Inc.	11,306	0
	Cigna Group	68,560	16,756,750
		Shares	Value†
HEALTH CARE — (Continued)
*	Clover Health Investments Corp.	79,392	$280,254
	Concentra Group Holdings Parent, Inc.	13,614	271,191
	CONMED Corp.	10,283	452,452
*	Cooper Cos., Inc.	21,193	1,481,603
*	CorVel Corp.	17,695	1,308,545
*	Coya Therapeutics, Inc.	195	1,232
*	Cross Country Healthcare, Inc.	23,224	284,726
*	CryoPort, Inc.	19,005	175,606
*	Cumberland Pharmaceuticals, Inc.	4,562	13,640
	CVS Health Corp.	151,340	11,827,221
*	Cytek Biosciences, Inc.	43,008	167,731
	Danaher Corp.	50,152	10,801,738
*	DaVita, Inc.	14,962	1,780,777
*	Definitive Healthcare Corp.	38,735	107,296
	Dentsply Sirona, Inc.	49,140	619,655
*	Design Therapeutics, Inc.	2,193	14,693
*	Dexcom, Inc.	51,070	2,973,295
*	Doximity, Inc., Class A	62,922	4,152,852
*	Edwards Lifesciences Corp.	76,295	6,290,523
*	Electromed, Inc.	2,300	55,338
	Elevance Health, Inc.	44,311	14,055,449
	Eli Lilly & Co.	102,915	88,801,237
	Embecta Corp.	19,320	257,729
*	Emergent BioSolutions, Inc.	9,237	115,278
	Encompass Health Corp.	18,957	2,158,254
*	Enhabit, Inc.	12,300	99,999
*	Enovis Corp.	4,540	141,830
	Ensign Group, Inc.	4,371	787,217
*	Envista Holdings Corp.	53,017	1,078,896
*	Evolent Health, Inc., Class A	44,287	295,394
*	Exact Sciences Corp.	41,754	2,701,066
*	Exagen, Inc.	755	8,811
*	FONAR Corp.	776	11,671
*	Forian, Inc.	487	1,091
*	Fortrea Holdings, Inc.	21,380	223,635
*	Fulgent Genetics, Inc.	9,606	215,655
*	GE HealthCare Technologies, Inc.	69,905	5,239,380

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Gilead Sciences, Inc.	205,067	$24,564,976
*	Globus Medical, Inc., Class A	28,909	1,745,814
*	GoodRx Holdings, Inc., Class A	47,924	161,504
*	GRAIL, Inc.	3,414	313,849
*	Haemonetics Corp.	6,112	305,661
*	Halozyme Therapeutics, Inc.	32,982	2,150,097
	HCA Healthcare, Inc.	11,622	5,342,401
*	Health Catalyst, Inc.	37,632	121,551
*	HealthEquity, Inc.	28,074	2,655,239
	HealthStream, Inc.	14,850	365,310
*	Henry Schein, Inc.	54,495	3,444,084
#*	Hims & Hers Health, Inc.	40,757	1,852,813
*	Hologic, Inc.	70,064	5,178,430
	Humana, Inc.	32,972	9,172,481
*	ICON PLC	19,810	3,403,754
*	ICU Medical, Inc.	7,362	884,103
*	IDEXX Laboratories, Inc.	12,782	8,046,397
*	Illumina, Inc.	30,277	3,740,421
*	Incyte Corp.	65,348	6,108,731
*	InfuSystem Holdings, Inc.	2,116	21,922
*	Inogen, Inc.	5,653	46,581
*	Insmed, Inc.	20,990	3,979,704
*	Inspire Medical Systems, Inc.	3,601	259,560
*	Insulet Corp.	18,975	5,939,365
*	Integer Holdings Corp.	9,950	642,471
*	Integra LifeSciences Holdings Corp.	10,998	132,086
*	Intuitive Surgical, Inc.	25,002	13,358,069
*	IQVIA Holdings, Inc.	53,380	11,554,635
	iRadimed Corp.	1,652	126,890
*	Jazz Pharmaceuticals PLC	840	115,618
	Johnson & Johnson	324,111	61,214,845
*	Kewaunee Scientific Corp.	2,477	103,588
	Labcorp Holdings, Inc.	16,509	4,192,626
*	Lantern Pharma, Inc.	2,216	8,886
	LeMaitre Vascular, Inc.	6,941	601,160
*	Lexeo Therapeutics, Inc.	16,054	160,701
*	LifeStance Health Group, Inc.	72,119	353,383
*	Lisata Therapeutics, Inc.	1,157	3,228
		Shares	Value†
HEALTH CARE — (Continued)
*	LivaNova PLC	13,700	$721,031
*	Maravai LifeSciences Holdings, Inc., Class A	52,971	166,329
*	MaxCyte, Inc.	13,610	20,959
	McKesson Corp.	22,124	17,950,086
*	Medpace Holdings, Inc.	9,782	5,721,590
	Medtronic PLC	135,224	12,264,817
	Merck & Co., Inc.	164,590	14,151,448
*	Merit Medical Systems, Inc.	16,913	1,480,564
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
*	Mettler-Toledo International, Inc.	2,943	4,168,141
*	MiMedx Group, Inc.	48,100	367,965
††	Mirati Therapeutics, Inc.	8,088	24,102
*	Moderna, Inc.	84,146	2,285,405
*	Molina Healthcare, Inc.	28,482	4,359,455
*	Mural Oncology PLC	3,810	7,963
*	Myriad Genetics, Inc.	33,888	272,460
*	Natera, Inc.	22,747	4,525,061
	National HealthCare Corp.	2,454	293,106
	National Research Corp.	4,399	58,771
*	NeoGenomics, Inc.	25,693	251,021
*	OmniAb, Inc. (OABI UQ)	59,316	91,940
*	Omnicell, Inc.	20,143	676,200
*	OptimizeRx Corp.	6,448	132,120
*	Option Care Health, Inc.	31,450	818,643
*	OraSure Technologies, Inc.	35,300	96,722
	Organon & Co.	62,029	418,696
*	Orthofix Medical, Inc.	15,120	233,453
*	OrthoPediatrics Corp.	16,400	276,176
*	Outset Medical, Inc.	2,284	29,966
*	Owens & Minor, Inc.	9,559	37,949
#*††	PDL BioPharma, Inc.	17,391	7,304
*	Pediatrix Medical Group, Inc.	27,968	474,617
*	Pennant Group, Inc.	7,526	186,118
*	Penumbra, Inc.	4,135	940,175
	Perrigo Co. PLC	18,443	382,508
#*	Personalis, Inc.	10,588	102,068
	Pfizer, Inc.	519,777	12,812,503
*	Phreesia, Inc.	4,923	111,457
	Premier, Inc., Class A	15,983	449,442

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	15,382	$932,149
*	Privia Health Group, Inc.	29,613	719,596
*	Pro-Dex, Inc.	1,452	52,620
*	Progyny, Inc.	34,674	648,751
*	Quanterix Corp.	19,606	104,696
	Quest Diagnostics, Inc.	17,274	3,039,360
*	QuidelOrtho Corp.	7,502	202,479
*	RadNet, Inc.	20,288	1,541,685
	Regeneron Pharmaceuticals, Inc.	11,531	7,515,906
*	Repligen Corp.	15,366	2,290,456
	ResMed, Inc.	31,792	7,848,809
#	Revvity, Inc.	31,533	2,951,173
*	Roivant Sciences Ltd.	7,486	149,645
	Royalty Pharma PLC, Class A	59,886	2,248,120
*	Schrodinger, Inc.	17,742	373,292
*	Seer, Inc.	4,762	10,524
	Select Medical Holdings Corp.	26,511	366,647
*	Sensus Healthcare, Inc.	2,529	8,067
*	SI-BONE, Inc.	7,198	106,746
*	Sight Sciences, Inc.	1,259	6,371
*	Simulations Plus, Inc.	4,415	75,850
*	Solid Biosciences, Inc.	12,763	68,793
*	Solventum Corp.	5,592	386,072
*	Sotera Health Co.	238	3,951
	STERIS PLC	14,225	3,352,832
	Stryker Corp.	30,673	10,926,950
*	Talkspace, Inc.	39,092	126,267
*	Teladoc Health, Inc.	35,368	305,226
	Teleflex, Inc.	8,659	1,077,786
*	Tempus AI, Inc.	2,671	239,989
*	Tenet Healthcare Corp.	3,771	778,674
	Thermo Fisher Scientific, Inc.	31,094	17,642,425
*††	Third Harmonic Bio, Inc.	903	27
*	TransMedics Group, Inc.	3,274	430,662
*	Treace Medical Concepts, Inc.	3,814	24,371
*	TruBridge, Inc.	7,089	136,251
	U.S. Physical Therapy, Inc.	4,389	378,639
	UnitedHealth Group, Inc.	115,704	39,519,858
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	8,375	$1,817,459
	Utah Medical Products, Inc.	407	23,647
*	Varex Imaging Corp.	14,775	172,720
*	Veeva Systems, Inc., Class A	33,622	9,790,726
*	Veracyte, Inc.	34,593	1,248,115
#*	Vertex Pharmaceuticals, Inc.	26,692	11,359,314
	Viatris, Inc.	98,015	1,015,435
*	Vicarious Surgical, Inc., Class A	1,311	6,988
*	Waters Corp.	12,504	4,371,398
*	Waystar Holding Corp.	66,271	2,375,815
	West Pharmaceutical Services, Inc.	4,624	1,304,292
*	XOMA Royalty Corp.	586	19,326
	Zimmer Biomet Holdings, Inc.	51,359	5,164,661
	Zoetis, Inc.	22,840	3,291,016
TOTAL HEALTH CARE			788,355,180
INDUSTRIALS — (12.8%)
*	3D Systems Corp.	51,300	146,718
	3M Co.	39,804	6,627,366
	A.O. Smith Corp.	34,945	2,306,021
#	AAON, Inc.	19,641	1,932,478
*	AAR Corp.	12,924	1,088,330
	ABM Industries, Inc.	34,592	1,487,456
	ACCO Brands Corp.	60,624	227,946
	Acme United Corp.	500	19,005
	Acuity, Inc.	9,944	3,630,057
*	ACV Auctions, Inc., Class A	21,354	193,681
	Advanced Drainage Systems, Inc.	13,905	1,947,395
	Aebi Schmidt Holding AG	9,518	106,126
	AECOM	71,230	9,569,751
#*	AeroVironment, Inc.	7,310	2,704,042
*	AerSale Corp.	2,003	14,862
	AGCO Corp.	32,568	3,359,715
*	Air Industries Group	2,099	6,864
	Air Lease Corp.	78,701	5,025,846
	Alamo Group, Inc.	4,755	849,814
	Albany International Corp., Class A	7,423	419,993
	Alight, Inc., Class A	90,075	259,416
	Allegion PLC	28,545	4,731,905
	Allient, Inc.	4,558	249,231

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allison Transmission Holdings, Inc.	26,572	$2,193,519
*	Alpha Pro Tech Ltd.	1,109	5,046
	Alta Equipment Group, Inc.	6,300	38,556
*	Amentum Holdings, Inc.	41,824	937,276
*	Ameresco, Inc., Class A	3,467	137,016
*	American Superconductor Corp.	6,148	364,146
*	American Woodmark Corp.	2,572	163,914
	AMETEK, Inc.	36,114	7,299,001
*	API Group Corp.	149,730	5,513,059
	Apogee Enterprises, Inc.	6,051	221,527
	Applied Industrial Technologies, Inc.	13,457	3,459,660
	ArcBest Corp.	5,324	395,680
	Arcosa, Inc.	7,135	727,770
	Argan, Inc.	5,576	1,707,427
	Armstrong World Industries, Inc.	5,517	1,050,602
	Astec Industries, Inc.	9,809	456,413
*	Astronics Corp. (ATRO US)	10,442	513,538
*	Astronics Corp. (ATROB US), Class B	988	48,619
*	Asure Software, Inc.	16,620	147,087
*	ATI, Inc.	29,746	2,943,962
	Atkore, Inc.	6,373	441,330
	Atmus Filtration Technologies, Inc.	10,913	496,323
	Automatic Data Processing, Inc.	75,134	19,557,380
	AZZ, Inc.	6,951	694,057
	Barrett Business Services, Inc.	16,800	679,896
	BGSF, Inc.	2,055	6,884
*	Blue Bird Corp.	7,351	367,256
*	BlueLinx Holdings, Inc.	3,259	213,269
	Boise Cascade Co.	8,456	596,063
	Booz Allen Hamilton Holding Corp.	57,480	5,009,957
	Brady Corp., Class A	13,278	1,007,933
*	BrightView Holdings, Inc.	16,486	203,108
	Brink's Co.	8,720	969,315
	Broadridge Financial Solutions, Inc.	29,279	6,453,092
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	38,345	$4,454,539
	BWX Technologies, Inc.	20,669	4,415,105
*	Byrna Technologies, Inc.	3,684	74,601
*	CACI International, Inc., Class A	7,673	4,314,144
	Cadre Holdings, Inc.	5,404	229,454
	Carlisle Cos., Inc.	14,747	4,793,512
	Carpenter Technology Corp.	16,221	5,124,214
	Carrier Global Corp.	133,232	7,925,972
	Caterpillar, Inc.	69,702	40,236,177
*	CECO Environmental Corp.	8,369	409,160
	CH Robinson Worldwide, Inc.	58,147	8,954,057
*	Chart Industries, Inc.	13,393	2,673,511
*	Cimpress PLC	6,243	432,078
	Cintas Corp.	27,637	5,065,033
	Civeo Corp.	3,841	79,816
*	Clarivate PLC	317,813	1,080,564
*	Clean Harbors, Inc.	1,023	215,352
	CNH Industrial NV	426,267	4,471,541
	Columbus McKinnon Corp.	12,349	200,424
	Comfort Systems USA, Inc.	9,983	9,639,385
#	Concentrix Corp.	14,762	595,056
	Concrete Pumping Holdings, Inc.	3,180	20,320
*	Conduent, Inc.	87,227	207,600
*	Construction Partners, Inc., Class A	10,300	1,177,805
*	Copart, Inc.	135,957	5,847,511
*	Core & Main, Inc., Class A	76,937	4,014,573
*	Costamare Bulkers Holdings Ltd.	8,300	107,402
	Covenant Logistics Group, Inc.	7,938	160,109
#*»	CPI Aerostructures, Inc.	3,057	7,612
	CRA International, Inc.	4,534	863,682
	Crane Co.	16,188	3,075,720
	CSG Systems International, Inc.	12,997	1,017,275
	CSW Industrials, Inc.	1,890	473,294
	CSX Corp.	109,210	3,933,744
	Cummins, Inc.	31,867	13,947,549
	Curtiss-Wright Corp.	11,861	7,065,954

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Custom Truck One Source, Inc.	4,700	$27,683
*	Dayforce, Inc.	1,938	133,218
	Deere & Co.	39,097	18,048,348
	Deluxe Corp.	14,964	270,998
*	Distribution Solutions Group, Inc.	5,762	157,533
*	DLH Holdings Corp.	3,807	23,680
*	DNOW, Inc.	50,289	739,248
	Donaldson Co., Inc.	41,807	3,522,240
	Douglas Dynamics, Inc.	9,728	294,077
	Dover Corp.	32,472	5,892,369
*	Ducommun, Inc.	6,150	564,263
*	DXP Enterprises, Inc.	8,736	1,045,262
*	Dycom Industries, Inc.	6,688	1,924,740
	Eastern Co.	406	8,668
	Eaton Corp. PLC	39,507	15,074,291
	EMCOR Group, Inc.	17,005	11,491,639
	Emerson Electric Co.	59,841	8,352,008
*	Energous Corp.	1,347	10,129
*	Energy Recovery, Inc.	16,964	290,254
	Enerpac Tool Group Corp.	14,193	582,481
	EnerSys	9,874	1,245,704
	Ennis, Inc.	9,841	161,392
	Enpro, Inc.	7,904	1,833,807
*	Enviri Corp.	9,239	112,808
	Equifax, Inc.	33,395	7,049,685
	Esab Corp.	14,998	1,752,066
	ESCO Technologies, Inc.	10,261	2,251,982
	Espey Mfg. & Electronics Corp.	1,085	40,698
*	Everus Construction Group, Inc.	17,809	1,618,660
	EVI Industries, Inc.	546	14,709
*	ExlService Holdings, Inc.	49,225	1,924,698
	Expeditors International of Washington, Inc.	66,571	8,115,005
	Exponent, Inc.	15,830	1,120,922
	Fastenal Co.	177,268	7,294,578
	Federal Signal Corp.	20,117	2,374,410
	FedEx Corp.	31,982	8,117,671
	Ferguson Enterprises, Inc.	56,483	14,036,026
	Flowserve Corp.	50,725	3,461,981
*	Fluor Corp.	80,455	3,923,790
*	Forrester Research, Inc.	6,479	46,195
	Fortive Corp.	89,807	4,520,884
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Innovations, Inc.	41,310	$2,098,548
*	Forward Air Corp.	2,911	54,756
*	Franklin Covey Co.	1,000	16,980
	Franklin Electric Co., Inc.	14,117	1,337,868
*	FreightCar America, Inc.	1,380	12,268
	FTAI Aviation Ltd.	20,499	3,544,277
*	FTI Consulting, Inc.	16,148	2,664,582
*	Gates Industrial Corp. PLC	57,234	1,263,727
	GATX Corp.	13,492	2,116,220
	GE Vernova, Inc.	16,853	9,861,364
*	Gencor Industries, Inc.	1,295	17,599
*	Generac Holdings, Inc.	16,350	2,747,127
	General Dynamics Corp.	32,174	11,096,813
	General Electric Co.	131,889	40,747,107
	Genpact Ltd.	62,848	2,397,651
*	Gibraltar Industries, Inc.	9,814	612,295
	Global Industrial Co.	13,866	394,072
	Gorman-Rupp Co.	10,775	484,552
	Graco, Inc.	42,744	3,495,177
*	Graham Corp.	890	55,438
	Granite Construction, Inc.	9,434	970,853
*	Great Lakes Dredge & Dock Corp.	43,551	494,304
	Greenbrier Cos., Inc.	7,328	306,091
	Griffon Corp.	12,144	898,777
*	GXO Logistics, Inc.	37,188	2,090,338
*	Hayward Holdings, Inc.	72,539	1,230,987
*	Healthcare Services Group, Inc.	17,115	305,845
	Heartland Express, Inc.	21,648	168,854
	HEICO Corp. (HEI US)	6,817	2,166,238
	HEICO Corp. (HEIA US), Class A	11,151	2,762,437
	Helios Technologies, Inc.	12,985	718,850
	Herc Holdings, Inc.	13,669	1,941,681
#	Hexcel Corp.	12,106	864,368
	Hillenbrand, Inc.	6,976	220,442
*	Hillman Solutions Corp.	67,819	625,291
	HireQuest, Inc.	835	7,123
	HNI Corp.	10,236	418,857

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Honeywell International, Inc.	76,978	$15,497,981
	Howmet Aerospace, Inc.	32,737	6,742,185
	Hub Group, Inc., Class A	19,024	700,654
	Hubbell, Inc.	17,212	8,089,640
*	Hudson Technologies, Inc.	20,363	184,794
	Huntington Ingalls Industries, Inc.	12,628	4,066,469
*	Hurco Cos., Inc.	600	10,770
*	Huron Consulting Group, Inc.	13,669	2,247,730
*	Hydrofarm Holdings Group, Inc.	60	136
	Hyster-Yale, Inc.	6,410	230,375
*	IBEX Holdings Ltd.	2,261	84,494
	ICF International, Inc.	11,598	931,087
*	Ideal Power, Inc.	1,218	6,833
	IDEX Corp.	15,591	2,673,233
*	IES Holdings, Inc.	8,832	3,461,084
	Illinois Tool Works, Inc.	47,642	11,620,837
	Ingersoll Rand, Inc.	53,410	4,076,785
*	Innodata, Inc.	2,967	221,368
*	Innovative Solutions & Support, Inc.	2,956	27,786
	Insperity, Inc.	6,813	300,590
	Insteel Industries, Inc.	6,002	187,502
	Interface, Inc.	32,941	820,231
	ITT, Inc.	16,786	3,106,585
	Jacobs Solutions, Inc.	52,473	8,175,818
*	Janus International Group, Inc.	19,303	185,309
	JB Hunt Transport Services, Inc.	15,507	2,618,512
*	JELD-WEN Holding, Inc.	23,906	103,752
	Johnson Controls International PLC	103,866	11,881,232
	Kadant, Inc.	3,836	1,061,268
	KBR, Inc.	76,061	3,258,453
	Kelly Services, Inc., Class A	25,820	289,442
	Kennametal, Inc.	12,060	264,717
	Kforce, Inc.	12,033	304,435
*	Kirby Corp.	4,245	439,273
	Korn Ferry	31,897	2,063,736
*	Kratos Defense & Security Solutions, Inc.	50,196	4,547,758
*	L.B. Foster Co., Class A	1,777	48,690
		Shares	Value†
INDUSTRIALS — (Continued)
	L3Harris Technologies, Inc.	34,101	$9,858,599
	Landstar System, Inc.	15,348	1,971,144
*	Legalzoom.com, Inc.	77,302	770,701
	Leidos Holdings, Inc.	64,069	12,203,222
	Lennox International, Inc.	5,741	2,899,205
	Leonardo DRS, Inc.	43,788	1,600,889
*	Limbach Holdings, Inc.	5,502	519,829
	Lincoln Electric Holdings, Inc.	11,675	2,737,204
	Lindsay Corp.	4,477	498,022
*	Liquidity Services, Inc.	12,769	305,690
*	Loar Holdings, Inc.	4,231	334,799
	LSI Industries, Inc.	11,378	260,442
	Luxfer Holdings PLC	2,637	32,171
*	Lyft, Inc., Class A	54,705	1,119,264
*	Manitowoc Co., Inc.	19,017	193,403
	ManpowerGroup, Inc.	21,781	667,805
	Marten Transport Ltd.	18,264	187,206
	Masco Corp.	52,747	3,415,896
*	MasTec, Inc.	25,388	5,183,214
*	Mastech Digital, Inc.	667	4,602
*	Masterbrand, Inc.	20,665	260,999
*	Matrix Service Co.	11,781	176,951
	Maximus, Inc.	32,984	2,741,630
	McGrath RentCorp	11,257	1,209,452
*	Mercury Systems, Inc.	21,623	1,673,836
*	Middleby Corp.	20,248	2,515,409
	Miller Industries, Inc.	3,803	152,652
	MillerKnoll, Inc.	21,762	339,922
*	Mistras Group, Inc.	7,899	75,356
*	Montrose Environmental Group, Inc.	7,957	205,927
	Moog, Inc., Class A	9,335	1,912,275
*	MRC Global, Inc.	41,573	579,943
	MSA Safety, Inc.	13,202	2,073,110
	MSC Industrial Direct Co., Inc., Class A	20,378	1,730,296
	Mueller Industries, Inc.	21,548	2,281,287
	Mueller Water Products, Inc., Class A	29,792	764,463
*	MYR Group, Inc.	6,633	1,444,004
*	Nephros, Inc.	3,337	19,021
*	Net Power, Inc.	4,038	15,425
*	NEXTracker, Inc., Class A	85,500	8,654,310
	NL Industries, Inc.	3,400	20,570
*	NN, Inc.	3,823	6,537

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Nordson Corp.	17,469	$4,051,935
	Northrop Grumman Corp.	15,827	9,234,263
*	NPK International, Inc.	64,563	794,125
	nVent Electric PLC	50,940	5,824,989
*	NWPX Infrastructure, Inc.	1,100	66,176
	Old Dominion Freight Line, Inc.	14,795	2,077,514
	Omega Flex, Inc.	4,891	135,236
*	OPENLANE, Inc.	51,154	1,351,489
*	Optex Systems Holdings, Inc.	711	12,251
*	Orion Group Holdings, Inc.	4,256	45,837
	Oshkosh Corp.	24,608	3,033,920
	Otis Worldwide Corp.	54,344	5,040,949
	Owens Corning	5,453	694,221
	PACCAR, Inc.	127,644	12,560,170
*	PAMT Corp.	6,042	60,843
	Park Aerospace Corp.	14,265	273,317
	Parker-Hannifin Corp.	7,827	6,048,940
	Park-Ohio Holdings Corp.	3,500	72,205
*	Parsons Corp.	50,029	4,159,411
	Paychex, Inc.	90,415	10,581,267
	Paycom Software, Inc.	17,658	3,303,635
*	Paylocity Holding Corp.	23,206	3,278,312
	Pentair PLC	53,787	5,720,247
	Pioneer Power Solutions, Inc.	3,818	17,563
	Pitney Bowes, Inc.	45,578	450,311
*	Planet Labs PBC	160,562	2,159,559
#	Powell Industries, Inc.	3,157	1,210,362
*	Power Solutions International, Inc.	2,037	174,408
	Preformed Line Products Co.	1,786	378,828
	Primoris Services Corp.	25,253	3,573,805
*	Proto Labs, Inc.	10,185	506,806
	Quad/Graphics, Inc.	7,409	40,824
	Quanta Services, Inc.	12,053	5,413,364
*	Radiant Logistics, Inc.	10,535	63,737
*	RBC Bearings, Inc.	8,549	3,663,503
*	RCM Technologies, Inc.	4,300	99,330
	Regal Rexnord Corp.	11,978	1,687,580
*	Resideo Technologies, Inc.	72,923	3,121,104
		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	25,615	$112,706
	REV Group, Inc.	27,233	1,396,236
	Robert Half, Inc.	45,370	1,188,240
*	Rocket Lab Corp.	45,436	2,861,559
	Rockwell Automation, Inc.	24,968	9,197,213
	Rollins, Inc.	38,571	2,222,075
	RTX Corp.	159,396	28,452,186
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	1,687,253
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	489,650
*	RXO, Inc.	13,761	243,983
	Ryder System, Inc.	12,008	2,032,114
*	Saia, Inc.	3,102	907,335
	Schneider National, Inc., Class B	18,301	391,092
	Science Applications International Corp.	25,532	2,392,604
	Sensata Technologies Holding PLC	25,874	823,569
*	Shoals Technologies Group, Inc., Class A	32,152	337,918
	Simpson Manufacturing Co., Inc.	13,581	2,397,047
*	SiteOne Landscape Supply, Inc.	13,929	1,807,566
*	Skillsoft Corp.	103	1,352
	Snap-on, Inc.	14,497	4,864,468
*	Southland Holdings, Inc.	4,528	20,240
*	SPX Technologies, Inc.	14,335	3,209,463
	SS&C Technologies Holdings, Inc.	88,272	7,496,058
	Standex International Corp.	4,182	975,368
	Stanley Black & Decker, Inc.	34,595	2,342,773
	Steelcase, Inc., Class A	38,338	611,875
#*	Sterling Infrastructure, Inc.	9,785	3,697,752
*	Sunrun, Inc.	52,214	1,083,963
#*	Symbotic, Inc.	8,226	665,895
*	TaskUS, Inc., Class A	6,019	80,293
*	Taylor Devices, Inc.	260	11,900
*	Team, Inc.	331	5,131
*	TechPrecision Corp.	1,969	9,707

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Tecnoglass, Inc.	8,735	$520,868
	Tennant Co.	6,351	508,080
	Terex Corp.	26,702	1,228,826
	Tetra Tech, Inc.	78,559	2,512,317
	Textron, Inc.	51,863	4,191,049
*	Thermon Group Holdings, Inc.	13,041	374,668
*	TIC Solutions, Inc.	31,573	382,981
	Timken Co.	16,646	1,306,877
*	Titan International, Inc.	19,800	149,490
*	Titan Machinery, Inc.	12,204	200,146
	Toro Co.	30,090	2,248,626
	Trane Technologies PLC	28,702	12,877,152
*	Transcat, Inc.	2,388	173,488
	TransDigm Group, Inc.	6,441	8,428,113
	TransUnion	81,600	6,624,288
*	Trex Co., Inc.	18,825	909,624
	TriNet Group, Inc.	13,278	796,680
	Trinity Industries, Inc.	39,740	1,087,684
*	TrueBlue, Inc.	26,951	127,748
*	TTEC Holdings, Inc.	34,998	122,143
*	Tutor Perini Corp.	27,914	1,880,287
	Twin Disc, Inc.	3,200	50,112
*	Uber Technologies, Inc.	227,240	21,928,660
	UFP Industries, Inc.	18,722	1,724,858
#*	U-Haul Holding Co. (UHAL US)	8,590	456,644
	U-Haul Holding Co. (UHAL/B US)	71,499	3,466,987
#	UL Solutions, Inc., Class A	15,206	1,184,091
*	Ultralife Corp.	1,376	9,673
	UniFirst Corp.	2,851	440,052
	United Parcel Service, Inc., Class B	57,157	5,511,078
	United Rentals, Inc.	22,156	19,301,864
	Universal Logistics Holdings, Inc.	7,757	125,508
*	Upwork, Inc.	61,455	979,593
*	V2X, Inc.	8,132	464,256
	Valmont Industries, Inc.	4,449	1,839,350
	Veralto Corp.	48,419	4,777,987
	Verisk Analytics, Inc.	38,353	8,390,102
*	Verra Mobility Corp.	69,692	1,617,551
	Vertiv Holdings Co., Class A	42,027	8,105,327
	Vestis Corp.	30,696	161,154
*	Vicor Corp.	3,380	306,667
	Virco Mfg. Corp.	1,602	11,727
*	VirTra, Inc.	3,125	19,000
		Shares	Value†
INDUSTRIALS — (Continued)
	VSE Corp.	7,084	$1,279,937
	Wabash National Corp.	13,445	107,829
#	Watsco, Inc. (WSO US)	7,739	2,848,029
	Watts Water Technologies, Inc., Class A	9,849	2,684,837
	Werner Enterprises, Inc.	7,065	185,103
	WESCO International, Inc.	27,574	7,156,280
	Westinghouse Air Brake Technologies Corp.	35,139	7,183,817
*	Willdan Group, Inc.	5,179	489,467
	Willis Lease Finance Corp.	3,285	421,728
	WillScot Holdings Corp.	77,514	1,685,930
	Woodward, Inc.	16,317	4,276,849
	Worthington Enterprises, Inc.	8,568	480,579
	WW Grainger, Inc.	10,298	10,081,742
*	Xometry, Inc., Class A	6,805	331,335
*	XPO, Inc.	24,638	3,544,669
	Xylem, Inc.	38,012	5,734,110
	Zurn Elkay Water Solutions Corp.	32,016	1,508,274
TOTAL INDUSTRIALS			1,036,579,138
INFORMATION TECHNOLOGY — (28.5%)
*	8x8, Inc.	242	445
	A10 Networks, Inc.	23,192	413,745
	Accenture PLC, Class A	67,116	16,785,712
*	ACCESS Newswire, Inc.	1,103	10,486
*	ACI Worldwide, Inc.	33,196	1,581,125
	Adeia, Inc.	43,637	743,574
*	Adobe, Inc.	44,052	14,991,336
	Advanced Energy Industries, Inc.	7,617	1,544,194
*	Advanced Micro Devices, Inc.	124,524	31,893,087
*	Agilysys, Inc.	6,275	787,261
*	Airgain, Inc.	1,196	5,143
*	Alarm.com Holdings, Inc.	12,422	611,411
*	Ambarella, Inc.	1,946	165,858
	Amdocs Ltd.	37,771	3,182,584

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amphenol Corp., Class A	90,643	$12,630,196
*	Amtech Systems, Inc.	2,892	22,934
	Analog Devices, Inc.	20,148	4,717,251
*	Appfolio, Inc., Class A	6,051	1,539,556
	Apple, Inc.	1,866,389	504,615,115
	Applied Materials, Inc.	98,382	22,932,844
*	AppLovin Corp., Class A	50,092	31,925,134
*	Arista Networks, Inc.	90,513	14,272,995
*	Arrow Electronics, Inc.	23,204	2,588,406
*	ASGN, Inc.	16,104	720,815
*	AstroNova, Inc.	663	6,020
*	Atlassian Corp., Class A	10,969	1,858,368
*	Aurora Innovation, Inc.	61,400	321,736
*	Autodesk, Inc.	37,701	11,360,819
*	AvePoint, Inc.	25,788	362,837
*	Aviat Networks, Inc.	3,288	82,068
	Avnet, Inc.	51,291	2,485,049
*	Aware, Inc.	44,400	98,124
*	Axcelis Technologies, Inc.	5,242	417,054
	Badger Meter, Inc.	3,687	665,319
	Bel Fuse, Inc. (BELFA US), Class A	158	21,603
	Bel Fuse, Inc. (BELFB US), Class B	2,606	401,298
	Belden, Inc.	8,794	1,071,549
	Benchmark Electronics, Inc.	15,479	678,290
	Bentley Systems, Inc., Class B	67,554	3,433,770
*	Bill Holdings, Inc.	26,794	1,330,590
*	BK Technologies Corp.	207	15,465
*	Blackbaud, Inc.	12,890	825,476
#*	BlackLine, Inc.	13,324	762,799
*	Box, Inc., Class A	39,920	1,281,033
	Broadcom, Inc.	485,056	179,291,249
*	C3.ai, Inc., Class A	43,057	756,942
*	Cadence Design Systems, Inc.	24,958	8,453,025
*	Calix, Inc.	11,297	772,941
*	CCC Intelligent Solutions Holdings, Inc.	192,370	1,677,466
	CDW Corp.	34,509	5,499,699
*	Cerence, Inc.	13,161	141,218
*	CEVA, Inc.	6,196	168,593
*	Ciena Corp.	36,993	7,025,711
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cipher Mining, Inc.	81,388	$1,517,886
*	Cirrus Logic, Inc.	16,433	2,179,837
	Cisco Systems, Inc.	455,202	33,279,818
	Clear Secure, Inc., Class A	22,532	686,550
*	Clearfield, Inc.	2,900	102,370
	Climb Global Solutions, Inc.	980	108,858
	Cognex Corp.	35,938	1,487,474
	Cognizant Technology Solutions Corp., Class A	82,944	6,044,959
*	Cohu, Inc.	10,806	257,075
*	CommScope Holding Co., Inc.	35,765	618,734
*	Commvault Systems, Inc.	6,010	836,712
*	Comtech Telecommunications Corp.	4,493	12,760
*	Consensus Cloud Solutions, Inc.	5,537	162,345
*	Corsair Gaming, Inc.	45,281	369,040
	Crane NXT Co.	11,637	736,040
*	Credo Technology Group Holding Ltd.	26,279	4,930,466
*	Crexendo, Inc.	3,157	20,426
*	Crowdstrike Holdings, Inc., Class A	8,251	4,480,375
*	CS Disco, Inc.	7,679	48,531
	CSP, Inc.	1,100	14,674
*	CVD Equipment Corp.	115	450
*	Daily Journal Corp.	490	198,470
*	Daktronics, Inc.	24,371	457,931
*	Data I/O Corp.	4,622	14,005
*	Data Storage Corp.	848	3,553
*	Datadog, Inc., Class A	29,441	4,793,289
	Dell Technologies, Inc., Class C	35,057	5,679,585
*	Diebold Nixdorf, Inc.	6,843	404,763
*	Digi International, Inc.	14,309	524,854
*	Digital Turbine, Inc.	25,792	160,942
*	Docusign, Inc.	39,405	2,882,082
	Dolby Laboratories, Inc., Class A	21,012	1,393,516
*	Dropbox, Inc., Class A	53,693	1,557,097
*	DXC Technology Co.	52,180	740,956
*	Dynatrace, Inc.	91,501	4,627,206
*	Eastman Kodak Co.	16,868	106,943
*	eGain Corp.	5,400	77,868
*	Electro-Sensors, Inc.	1,026	4,812

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Enphase Energy, Inc.	2,943	$89,791
#	Entegris, Inc.	9,523	872,021
*	EPAM Systems, Inc.	17,712	2,896,620
	ePlus, Inc.	7,964	582,646
*	Exodus Movement, Inc., Class A	648	15,870
*	F5, Inc.	20,080	5,081,244
*	Fair Isaac Corp.	3,053	5,066,545
*	Five9, Inc.	21,858	530,712
*	Flex Ltd.	72,882	4,556,583
*	FormFactor, Inc.	18,445	1,013,553
*	Fortinet, Inc.	156,412	13,518,689
*	Franklin Wireless Corp.	1,509	7,681
*	Frequency Electronics, Inc.	619	22,730
*	Freshworks, Inc., Class A	70,506	782,617
*	Gartner, Inc.	15,549	3,861,439
	Gen Digital, Inc.	241,107	6,355,580
*	Globant SA	19,547	1,203,704
*	GoDaddy, Inc., Class A	25,788	3,433,156
*	Grid Dynamics Holdings, Inc.	21,687	202,557
*	Guidewire Software, Inc.	15,197	3,550,627
	Hackett Group, Inc.	10,635	192,600
*	Harmonic, Inc.	37,729	403,700
	Hewlett Packard Enterprise Co.	418,580	10,221,724
	HP, Inc.	155,240	4,295,491
*	HubSpot, Inc.	5,315	2,614,555
*	I3 Verticals, Inc., Class A	5,165	158,824
*	Ichor Holdings Ltd.	8,681	196,885
*	Identiv, Inc.	2,402	9,608
#*	indie Semiconductor, Inc., Class A	72,735	391,314
	Information Services Group, Inc.	10,339	56,968
*	Insight Enterprises, Inc.	12,393	1,239,300
*	Intapp, Inc.	2,579	98,982
*	Intel Corp.	209,943	8,395,621
*	Intellicheck, Inc.	3,718	17,066
*	Intellinetics, Inc.	379	3,582
#	InterDigital, Inc.	8,213	2,972,777
	International Business Machines Corp.	130,604	40,148,976
	Intuit, Inc.	27,257	18,195,410
*	Inuvo, Inc.	1,870	5,610
#*	IonQ, Inc.	18,007	1,123,277
*	Itron, Inc.	14,668	1,471,640
	Jabil, Inc.	4,669	1,031,335
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Jamf Holding Corp.	30,550	$392,567
*	JFrog Ltd.	20,831	989,056
*	Key Tronic Corp.	5,838	20,783
*	Keysight Technologies, Inc.	15,904	2,909,796
*	Kimball Electronics, Inc.	4,836	140,607
	KLA Corp.	19,117	23,107,483
*	Klaviyo, Inc., Class A	7,051	183,326
	Kulicke & Soffa Industries, Inc.	14,363	573,515
*	KVH Industries, Inc.	1,119	6,680
*	Kyndryl Holdings, Inc.	55,335	1,600,288
	Lam Research Corp.	94,344	14,855,406
*	Lantronix, Inc.	3,255	16,047
*	Lattice Semiconductor Corp.	16,811	1,226,531
*	LGL Group, Inc.	400	2,420
#*	Life360, Inc.	10,158	1,002,696
*	LiveRamp Holdings, Inc.	23,893	653,235
*	Lumentum Holdings, Inc.	1	202
*	MACOM Technology Solutions Holdings, Inc.	6,947	1,029,059
*	Manhattan Associates, Inc.	11,871	2,161,353
	Marvell Technology, Inc.	98,019	9,188,301
*	MaxLinear, Inc.	31,174	472,286
	Methode Electronics, Inc.	16,000	107,680
	Microsoft Corp.	389,658	201,768,809
#*	Mirion Technologies, Inc.	80,775	2,372,362
*	Mitek Systems, Inc.	19,733	181,741
	MKS, Inc.	10,722	1,540,859
*	MongoDB, Inc.	13,418	4,828,065
	Monolithic Power Systems, Inc.	2,668	2,681,340
	Motorola Solutions, Inc.	23,530	9,569,886
*	M-Tron Industries, Inc.	314	17,308
*	N-able, Inc.	57,686	451,681
	Napco Security Technologies, Inc.	7,858	346,931
*	nCino, Inc.	37,974	1,013,146
*	NCR Voyix Corp.	25,739	293,682
	NetApp, Inc.	61,353	7,226,156
*	NETGEAR, Inc.	11,673	405,287
*	NetScout Systems, Inc.	17,682	491,560

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetSol Technologies, Inc.	26,556	$116,581
*	Nortech Systems, Inc.	126	1,194
*	Novanta, Inc.	8,769	1,113,751
*	Nutanix, Inc., Class A	65,376	4,657,386
	NVIDIA Corp.	3,025,037	612,539,742
*	Okta, Inc.	53,264	4,875,254
*	ON24, Inc.	32,970	181,994
*	One Stop Systems, Inc.	3,548	17,740
	OneSpan, Inc.	14,569	166,087
*	Onto Innovation, Inc.	1,044	140,898
*	Optical Cable Corp.	1,610	12,671
	Oracle Corp.	142,177	37,337,102
*	Palantir Technologies, Inc., Class A	104,386	20,926,261
*	Palo Alto Networks, Inc.	60,748	13,379,139
*	PAR Technology Corp.	18,175	642,304
	PC Connection, Inc.	13,067	796,695
*	PDF Solutions, Inc.	9,700	282,561
	Pegasystems, Inc.	52,808	3,361,229
#*	Penguin Solutions, Inc.	19,446	433,062
*	Photronics, Inc.	20,014	478,335
*»	Pivotal Software, Inc.	6,142	0
*	Plexus Corp.	6,601	923,480
*	Porch Group, Inc.	25,987	391,104
	Power Integrations, Inc.	9,948	416,722
*	Powerfleet, Inc. NJ	40,837	208,269
*	Progress Software Corp.	12,796	545,621
*	PTC, Inc.	31,961	6,345,537
*	Pure Storage, Inc., Class A	38,644	3,814,163
*	Q2 Holdings, Inc.	10,502	648,604
	QUALCOMM, Inc.	189,184	34,223,386
*	Qualys, Inc.	6,312	778,017
	Ralliant Corp.	29,585	1,299,373
*	Rambus, Inc.	31,354	3,224,445
	Red Violet, Inc.	1,433	76,852
*	Research Solutions, Inc.	1,852	6,000
*	RF Industries Ltd.	3,146	24,602
*	Ribbon Communications, Inc.	11,503	38,650
	Richardson Electronics Ltd.	500	5,390
*	Rimini Street, Inc.	5,826	23,187
*	RingCentral, Inc., Class A	22,898	689,688
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Riot Platforms, Inc.	73,333	$1,450,527
	Roper Technologies, Inc.	15,963	7,121,892
*	Rubrik, Inc., Class A	900	67,743
	Salesforce, Inc.	71,951	18,736,760
*	Samsara, Inc., Class A	9,133	366,873
*	ScanSource, Inc.	10,764	461,829
*	SEMrush Holdings, Inc., Class A	29,843	216,660
*	Semtech Corp.	3,358	227,874
*	SentinelOne, Inc., Class A	79,907	1,426,340
*	ServiceNow, Inc.	12,307	11,313,579
*	Silicon Laboratories, Inc.	8,102	1,062,010
*	SiTime Corp.	2,298	665,593
	Skyworks Solutions, Inc.	20,040	1,557,509
#*	SolarEdge Technologies, Inc.	13,815	484,768
*	Sono-Tek Corp.	3,001	13,565
*	SoundThinking, Inc.	2,086	19,504
*	Sprinklr, Inc., Class A	33,445	258,195
*	SPS Commerce, Inc.	6,511	535,465
#*	Super Micro Computer, Inc.	125,174	6,504,041
*	Synaptics, Inc.	14,903	1,057,219
*	Synchronoss Technologies, Inc.	12,000	62,940
*	Synopsys, Inc.	13,408	6,084,819
*	Tao Synergies, Inc.	1,856	16,259
	TD SYNNEX Corp.	28,903	4,523,030
	TE Connectivity PLC	28,590	7,062,016
*	Teledyne Technologies, Inc.	5,718	3,012,357
*	Telos Corp.	27,232	186,812
*	Teradata Corp.	11,843	246,927
	Teradyne, Inc.	41,135	7,476,698
*	TransAct Technologies, Inc.	300	1,413
*	Trimble, Inc.	65,300	5,207,675
*	Trio-Tech International	1,792	13,225
*	Turtle Beach Corp.	3,172	53,607
*	Twilio, Inc., Class A	53,626	7,233,075
*	Tyler Technologies, Inc.	8,672	4,130,127
*	UiPath, Inc., Class A	115,928	1,838,618
*	Ultra Clean Holdings, Inc.	6,977	191,240
*	Unisys Corp.	24,085	85,983
*	Unity Software, Inc.	141,922	5,378,844

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	10,575	$1,557,486
*	Upland Software, Inc.	5,174	10,762
*	Veeco Instruments, Inc.	7,986	229,597
*	Verint Systems, Inc.	9,199	186,556
*	Vertex, Inc., Class A	14,009	320,806
*	Viasat, Inc.	29,260	1,165,133
*	Viavi Solutions, Inc.	40,117	710,071
	Vontier Corp.	69,072	2,659,272
*	WidePoint Corp.	3,408	22,663
*	Workday, Inc., Class A	24,722	5,931,302
#	Xerox Holdings Corp.	36,283	120,460
*	Xperi, Inc.	22,459	150,924
*	Yext, Inc.	35,168	297,873
*	Zebra Technologies Corp., Class A	16,749	4,509,668
#*	Zeta Global Holdings Corp., Class A	32,133	578,073
*	Zoom Communications, Inc.	59,850	5,220,715
*	Zscaler, Inc.	7,378	2,443,151
TOTAL INFORMATION TECHNOLOGY			2,309,799,509
MATERIALS — (2.2%)
	Albemarle Corp.	31,490	3,093,263
	Amcor PLC	566,837	4,478,012
*	American Vanguard Corp.	32,321	144,475
*	Ampco-Pittsburgh Corp.	6,695	14,060
	AptarGroup, Inc.	22,814	2,646,652
	Ardagh Metal Packaging SA	41,916	149,640
*	Arq, Inc.	2,000	13,280
	Ashland, Inc.	3,367	164,646
*	Aspen Aerogels, Inc.	18,488	150,492
	Avery Dennison Corp.	26,911	4,706,465
	Avient Corp.	43,603	1,398,348
*	Axalta Coating Systems Ltd.	117,733	3,351,859
	Balchem Corp.	10,968	1,682,382
	Ball Corp.	70,207	3,299,729
	Caledonia Mining Corp. PLC	1,217	34,222
	Celanese Corp.	11,521	442,867
*	Coeur Mining, Inc.	45,578	782,574
	Commercial Metals Co.	23,386	1,388,193
*	Compass Minerals International, Inc.	6,323	109,641
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	648	$11,606
	Corteva, Inc.	140,491	8,631,767
	Crown Holdings, Inc.	44,148	4,290,303
	DuPont de Nemours, Inc.	55,450	4,527,492
	Ecolab, Inc.	71,361	18,296,960
	Element Solutions, Inc.	146,782	3,922,015
	Flexible Solutions International, Inc.	3,279	29,708
*	Flotek Industries, Inc.	5,121	88,645
#	FMC Corp.	43,715	663,157
	Graphic Packaging Holding Co.	58,275	931,817
	Greif, Inc. (GEF US), Class A	13,296	756,409
	Greif, Inc. (GEF/B US), Class B	1,339	78,934
	Hawkins, Inc.	11,193	1,587,727
	HB Fuller Co.	21,660	1,242,634
	Hecla Mining Co.	234,563	3,018,826
	Huntsman Corp.	71,859	594,993
*	Ingevity Corp.	5,275	283,373
	Innospec, Inc.	8,784	646,327
	International Flavors & Fragrances, Inc.	55,441	3,491,120
*	Intrepid Potash, Inc.	1,876	49,958
*	Ivanhoe Electric, Inc.	23,561	348,467
	Kaiser Aluminum Corp.	3,297	298,477
*	Knife River Corp.	19,911	1,203,819
	Koppers Holdings, Inc.	9,150	258,213
	Louisiana-Pacific Corp.	20,455	1,781,835
	Materion Corp.	8,010	918,186
#*	McEwen, Inc.	9,554	175,125
	Minerals Technologies, Inc.	15,729	892,621
	Mosaic Co.	37,084	1,017,956
#*	MP Materials Corp.	38,889	2,453,507
	Myers Industries, Inc.	11,436	198,186
	NewMarket Corp.	2,791	2,143,209
	Newmont Corp.	118,892	9,626,685
	Nexa Resources SA	1,219	7,082
	Northern Technologies International Corp.	2,004	14,890
	Nucor Corp.	18,041	2,707,052
	Olympic Steel, Inc.	6,698	247,826
	Packaging Corp. of America	18,075	3,538,362
*	Perimeter Solutions, Inc.	82,328	1,935,531

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	76,949	$7,521,765
	Quaker Chemical Corp.	4,739	658,200
*	Ranpak Holdings Corp.	39,464	209,159
	Reliance, Inc.	28,644	8,089,925
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	33,152	5,794,638
	RPM International, Inc.	63,284	6,915,676
	Ryerson Holding Corp.	23,312	514,263
	Scotts Miracle-Gro Co.	14,925	798,786
	Sealed Air Corp.	61,369	2,056,475
	Sensient Technologies Corp.	13,086	1,233,879
	Sherwin-Williams Co.	52,792	18,210,072
	Silgan Holdings, Inc.	37,999	1,467,521
	Smurfit WestRock PLC	46,457	1,715,192
*	Solstice Advanced Materials, Inc.	19,244	867,327
	Sonoco Products Co.	20,183	818,824
#	Southern Copper Corp.	5,154	715,375
	Steel Dynamics, Inc.	26,868	4,212,902
	Stepan Co.	7,574	328,333
	Sylvamo Corp.	9,750	395,850
	TriMas Corp.	27,366	972,314
	Vulcan Materials Co.	20,654	5,979,333
	Worthington Steel, Inc.	23,049	737,338
TOTAL MATERIALS			181,175,269
REAL ESTATE — (0.4%)
*	AMREP Corp.	308	6,616
*	Anywhere Real Estate, Inc.	15,077	151,524
*	CBRE Group, Inc., Class A	53,952	8,223,903
*	Compass, Inc., Class A	143,509	1,106,454
*	CoStar Group, Inc.	49,425	3,400,934
*	Cushman & Wakefield PLC	76,231	1,196,827
*	Douglas Elliman, Inc.	37,600	92,872
	eXp World Holdings, Inc.	14,656	150,077
*	Five Point Holdings LLC, Class A	17,500	102,375
		Shares	Value†
REAL ESTATE — (Continued)
*	Forestar Group, Inc.	3,145	$81,802
*	FRP Holdings, Inc.	237	5,617
*	Howard Hughes Holdings, Inc.	5,186	411,146
*	Jones Lang LaSalle, Inc.	18,949	5,781,150
	Marcus & Millichap, Inc.	16,545	483,280
*	Maui Land & Pineapple Co., Inc.	154	2,464
	Newmark Group, Inc., Class A	54,952	979,794
*	RE/MAX Holdings, Inc., Class A	6,670	52,893
*	Seaport Entertainment Group, Inc.	3,179	76,519
*	Zillow Group, Inc. (Z US), Class C	70,680	5,299,586
*	Zillow Group, Inc. (ZG US), Class A	13,452	962,222
TOTAL REAL ESTATE			28,568,055
UTILITIES — (0.7%)
	American States Water Co.	15,145	1,079,990
	American Water Works Co., Inc.	33,726	4,331,430
	Artesian Resources Corp., Class A	381	12,280
	Atmos Energy Corp.	28,081	4,822,069
	California Water Service Group	24,812	1,101,157
	Chesapeake Utilities Corp.	3,070	390,750
	Consolidated Edison, Inc.	39,705	3,867,664
	Consolidated Water Co. Ltd.	2,963	100,772
	Edison International	108,798	6,025,233
	Essential Utilities, Inc.	41,595	1,623,453
	Eversource Energy	101,759	7,510,832
	Exelon Corp.	134,487	6,202,540
	Genie Energy Ltd., Class B	21,350	321,318
	Global Water Resources, Inc.	1,296	12,856
	H2O America	13,945	644,956
	MDU Resources Group, Inc.	18,339	351,742
	Middlesex Water Co.	5,805	333,613
*	Montauk Renewables, Inc.	5,801	11,776

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	New Jersey Resources Corp.	58,484	$2,590,841
	Northwest Natural Holding Co.	15,536	707,354
	ONE Gas, Inc.	15,762	1,263,955
	Ormat Technologies, Inc.	14,747	1,568,638
	Public Service Enterprise Group, Inc.	8,643	696,280
*	Pure Cycle Corp.	11,593	127,639
	RGC Resources, Inc.	517	10,707
	Southwest Gas Holdings, Inc.	26,475	2,104,762
	Spire, Inc.	21,510	1,858,464
	UGI Corp.	74,014	2,474,288
	Unitil Corp.	4,502	219,473
	York Water Co.	1,961	60,928
TOTAL UTILITIES			52,427,760
TOTAL COMMON STOCKS			7,983,730,131
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*	GameStop Corp. Warrants 10/30/2026	2,215	6,645
	Shares	Value†

CONSUMER DISCRETIONARY — (Continued)
* Rent the Runway, Inc.	319	$0
TOTAL CONSUMER DISCRETIONARY		6,645
TOTAL RIGHTS/WARRANTS		6,645
TOTAL INVESTMENT SECURITIES (Cost $3,691,501,940)		7,983,736,776

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	22,999,467	22,999,467
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	8,848,762	102,353,627
TOTAL INVESTMENTS — (100.0%)
(Cost $3,816,855,034)			$8,109,089,870
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$809,883,991	—	—	$809,883,991
Consumer Discretionary	954,191,755	—	—	954,191,755
Consumer Staples	326,877,337	—	—	326,877,337
Energy	113,931,915	—	—	113,931,915
Financials	1,381,938,662	$1,560	—	1,381,940,222
Health Care	788,211,296	—	$143,884	788,355,180
Industrials	1,036,571,526	7,612	—	1,036,579,138
Information Technology	2,309,799,509	—	—	2,309,799,509
Materials	181,174,747	—	522	181,175,269
Real Estate	28,568,055	—	—	28,568,055
Utilities	52,427,760	—	—	52,427,760

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Consumer Discretionary	—	$6,645	—	$6,645
Temporary Cash Investments	$22,999,467	—	—	22,999,467
Securities Lending Collateral	—	102,353,627	—	102,353,627
Total Investments in Securities	$8,006,576,020	$102,369,444	$144,406˂˃	$8,109,089,870

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (3.7%)
*	Advantage Solutions, Inc.	18,086	$23,150
*	AMC Networks, Inc., Class A	7,006	53,105
*	Angi, Inc.	12,792	169,750
	Array Digital Infrastructure, Inc.	15,565	764,553
	ATN International, Inc.	4,582	66,576
*	Bandwidth, Inc., Class A	8,289	133,867
*	Boston Omaha Corp., Class A	8,898	113,183
*	Bumble, Inc., Class A	19,779	109,773
	Cable One, Inc.	770	114,383
*	Cars.com, Inc.	20,124	216,132
*	Cineverse Corp.	3,055	9,318
*	DHI Group, Inc.	11,057	21,451
*	DoubleVerify Holdings, Inc.	23,135	263,276
*	EchoStar Corp., Class A	2,537	189,945
	Entravision Communications Corp., Class A	16,255	33,648
*	Eventbrite, Inc., Class A	1,138	2,629
*	EW Scripps Co., Class A	30,001	72,902
*	Frontier Communications Parent, Inc.	52,610	1,986,554
*	Gambling.com Group Ltd.	5,426	38,687
*	Gannett Co., Inc.	7,093	37,593
*	GCI Liberty, Inc. (GLBKV US), Class C	5,470	200,339
*	GCI Liberty, Inc. (GLIBA US), Class A	883	32,291
	Gray Media, Inc.	28,773	131,493
*	Integral Ad Science Holding Corp.	45,858	468,210
	Interpublic Group of Cos., Inc.	70,426	1,807,131
	John Wiley & Sons, Inc. (WLY US), Class A	10,402	383,522
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDA US), Class A	2,229	$119,229
*	Liberty Broadband Corp. (LBRDK US), Class C	11,943	642,772
*	Liberty Global Ltd. (LBTYA US), Class A	44,033	484,363
*	Liberty Global Ltd. (LBTYK US), Class C	43,038	479,874
*	Liberty Latin America Ltd. (LILA US), Class A	9,626	75,083
*	Liberty Latin America Ltd. (LILAK US), Class C	48,846	386,372
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	191,098
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	179,193
*	Magnite, Inc.	32,536	581,744
	Marcus Corp.	7,615	109,656
	National CineMedia, Inc.	6,208	27,439
	Nexstar Media Group, Inc.	10,134	1,983,528
*	Nextdoor Holdings, Inc.	3,367	6,566
#	Omnicom Group, Inc.	6,899	517,563
#	Paramount Skydance Corp., Class B	14,404	221,677
*	PubMatic, Inc., Class A	8,521	71,236
*	Reservoir Media, Inc.	12,049	91,572
	Scholastic Corp.	9,082	260,381
	Shenandoah Telecommunications Co.	4,200	51,744
	Shutterstock, Inc.	4,436	111,033
	Sinclair, Inc.	3,295	45,010
*	Sphere Entertainment Co.	2,233	152,916
	Spok Holdings, Inc.	3,568	50,987
*	Stagwell, Inc.	6,549	31,108

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sunrise Communications AG, ADR, Class A	9,085	$494,224
*	Teads Holding Co.	2,244	3,321
*	TechTarget, Inc.	2,108	11,573
	TEGNA, Inc.	46,978	924,057
	Telephone & Data Systems, Inc.	31,294	1,214,833
*	TripAdvisor, Inc.	21,699	348,486
*	TrueCar, Inc.	1,711	3,764
*	Vimeo, Inc.	47,066	367,115
*	Vivid Seats, Inc., Class A	1,138	14,123
*	WideOpenWest, Inc.	6,256	32,093
*	Yelp, Inc.	15,265	503,440
*	Ziff Davis, Inc.	11,107	376,527
*	ZoomInfo Technologies, Inc.	54,247	608,651
TOTAL COMMUNICATION SERVICES			19,217,812
CONSUMER DISCRETIONARY — (16.4%)
*	1-800-Flowers.com, Inc., Class A	8,767	31,561
*	1stdibs.com, Inc.	6,833	24,599
*	Abercrombie & Fitch Co., Class A	7,856	569,953
	Academy Sports & Outdoors, Inc.	21,145	1,012,634
*	Adient PLC	17,310	401,419
	ADT, Inc.	235,576	2,082,492
*	Adtalem Global Education, Inc.	15,236	1,493,433
	Advance Auto Parts, Inc.	325	15,317
	A-Mark Precious Metals, Inc.	6,700	178,086
*	American Axle & Manufacturing Holdings, Inc.	34,590	214,458
	American Eagle Outfitters, Inc.	51,762	864,943
*	American Public Education, Inc.	5,674	190,022
*	America's Car-Mart, Inc.	2,589	57,579
*	Aptiv PLC	616	49,958
	Aramark	34,616	1,311,254
	Arko Corp.	24,049	105,936
*	Asbury Automotive Group, Inc.	5,969	1,400,327
	Autoliv, Inc.	3,176	370,957
*	AutoNation, Inc.	10,667	2,132,013
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	2,964	$43,719
*	Beazer Homes USA, Inc.	7,513	168,291
*	Birkenstock Holding PLC	43,662	1,742,550
*	BJ's Restaurants, Inc.	7,274	247,025
	BorgWarner, Inc.	70,450	3,026,532
	Brunswick Corp.	19,261	1,273,345
*	Caesars Entertainment, Inc.	44,221	888,842
	Caleres, Inc.	9,310	102,782
*	Capri Holdings Ltd.	3,991	82,813
*	CarMax, Inc.	31,148	1,305,413
	Carriage Services, Inc.	3,320	148,404
	Carter's, Inc.	5,130	161,082
	Cato Corp., Class A	6,492	24,994
*	Cavco Industries, Inc.	162	85,828
	Century Communities, Inc.	9,462	562,043
*	Champion Homes, Inc.	4,170	284,519
*	Citi Trends, Inc.	2,972	106,457
	Columbia Sportswear Co.	10,353	513,819
*	Contextlogic Holdings, Inc.	5,427	40,865
#	Cracker Barrel Old Country Store, Inc.	4,489	151,279
	Cricut, Inc., Class A	1,147	6,091
*	Crocs, Inc.	8,181	668,306
*	Culp, Inc.	4,000	16,080
	Dana, Inc.	41,049	833,295
#	Designer Brands, Inc., Class A	14,068	51,911
*	Destination XL Group, Inc.	7,398	7,392
	Dick's Sporting Goods, Inc.	3,122	691,367
	Dillard's, Inc., Class A	533	319,843
*	Dorman Products, Inc.	6,657	892,903
*	Dream Finders Homes, Inc., Class A	5,191	102,782
*	El Pollo Loco Holdings, Inc.	10,787	110,243
	Escalade, Inc.	2,840	32,688
	Ethan Allen Interiors, Inc.	7,188	173,734
*	European Wax Center, Inc., Class A	10,200	39,780
*	Figs, Inc., Class A	11,869	88,543
*	First Watch Restaurant Group, Inc.	16,339	269,430
*	Five Below, Inc.	2,164	340,332

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	1,294	$44,242
*	Fox Factory Holding Corp.	9,566	211,504
*	Funko, Inc., Class A	11,017	34,373
	Gap, Inc.	119,066	2,720,658
*	Genesco, Inc.	3,333	96,690
	Gentex Corp.	51,036	1,196,794
*	Gentherm, Inc.	7,165	263,672
*	G-III Apparel Group Ltd.	13,642	366,288
*	Global Business Travel Group I	5,859	46,052
	Golden Entertainment, Inc.	3,441	69,508
*	Goodyear Tire & Rubber Co.	75,715	521,676
	Graham Holdings Co., Class B	1,065	1,077,918
*	Green Brick Partners, Inc.	12,789	827,960
	Group 1 Automotive, Inc.	4,074	1,619,578
	Guess?, Inc.	15,971	271,188
	Hamilton Beach Brands Holding Co., Class A	3,030	42,632
	Harley-Davidson, Inc.	33,214	896,114
	Haverty Furniture Cos., Inc. (HVT US)	4,883	106,498
*	Helen of Troy Ltd.	3,370	62,783
*	Hilton Grand Vacations, Inc.	22,673	939,796
*	Holley, Inc.	2,843	8,159
	Hooker Furnishings Corp.	3,752	34,068
*	Hovnanian Enterprises, Inc., Class A	1,507	181,187
	J Jill, Inc.	1,922	28,965
	JAKKS Pacific, Inc.	2,878	48,926
	Johnson Outdoors, Inc., Class A	2,844	115,836
	KB Home	19,444	1,213,694
	Kohl's Corp.	15,848	257,847
	Krispy Kreme, Inc.	22,106	79,361
	Lakeland Industries, Inc.	2,662	43,817
*	Lands' End, Inc.	5,384	84,744
*	Latham Group, Inc.	20,733	150,314
*	Laureate Education, Inc.	22,510	653,465
	La-Z-Boy, Inc.	12,947	410,420
	LCI Industries	6,571	680,033
	Lear Corp.	18,198	1,904,421
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Legacy Housing Corp.	7,050	$158,308
*	LGI Homes, Inc.	6,773	276,406
*	Life Time Group Holdings, Inc.	49,656	1,227,993
	Lifetime Brands, Inc.	6,271	21,259
*	Lincoln Educational Services Corp.	7,086	137,610
	Lithia Motors, Inc.	7,260	2,280,221
	LKQ Corp.	102,151	3,264,746
*	Lovesac Co.	4,311	59,794
	Macy's, Inc.	89,119	1,736,929
*	Malibu Boats, Inc., Class A	4,392	122,405
	Marine Products Corp.	4,814	40,678
*	MarineMax, Inc.	5,264	130,389
	Marriott Vacations Worldwide Corp.	10,340	682,233
*	MasterCraft Boat Holdings, Inc.	4,007	80,380
*	Mattel, Inc.	100,208	1,841,823
	Matthews International Corp., Class A	8,137	190,569
*	MGM Resorts International	4,892	156,691
*	Mister Car Wash, Inc.	55,816	312,011
*	Mobileye Global, Inc., Class A	1,178	15,491
*	Mohawk Industries, Inc.	17,686	2,009,837
	Monarch Casino & Resort, Inc.	1,391	125,287
	Monro, Inc.	6,000	87,900
*	Motorcar Parts of America, Inc.	5,047	86,102
	Movado Group, Inc.	2,161	39,352
*	National Vision Holdings, Inc.	21,814	561,711
	Newell Brands, Inc.	110,354	375,204
#*	ODP Corp.	6,040	168,395
	OneSpaWorld Holdings Ltd.	14,112	328,386
	Oxford Industries, Inc.	2,724	100,379
#	Patrick Industries, Inc.	10,439	1,089,518
*	Penn Entertainment, Inc.	5,150	84,769
	Penske Automotive Group, Inc.	14,164	2,267,232
	Perdoceo Education Corp.	20,573	653,398
*	Petco Health & Wellness Co., Inc.	63,633	202,353
	Phinia, Inc.	12,294	638,182
	Polaris, Inc.	7,733	511,151
#*	Portillo's, Inc., Class A	21,196	113,399

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Pursuit Attractions & Hospitality, Inc.	2,812	$99,770
	PVH Corp.	15,087	1,181,765
	RCI Hospitality Holdings, Inc.	1,296	32,283
	Rocky Brands, Inc.	2,544	71,715
*	Sally Beauty Holdings, Inc.	29,185	440,985
	Shoe Carnival, Inc.	8,081	148,125
	Signet Jewelers Ltd.	12,674	1,252,825
	Sonic Automotive, Inc., Class A	7,204	457,670
	Standard Motor Products, Inc.	6,747	250,516
	Steven Madden Ltd.	13,650	462,872
	Strategic Education, Inc.	7,143	542,725
*	Strattec Security Corp.	1,052	64,551
	Superior Group of Cos., Inc.	3,288	30,710
*	Target Hospitality Corp.	13,643	104,915
*	Taylor Morrison Home Corp.	32,912	1,950,694
	Thor Industries, Inc.	15,517	1,619,199
*	Tile Shop Holdings, Inc.	10,971	68,678
#*	Tilly's, Inc., Class A	7,075	10,825
	Toll Brothers, Inc.	28,980	3,910,851
*	Topgolf Callaway Brands Corp.	46,821	440,586
*	Tri Pointe Homes, Inc.	27,021	860,619
*	Under Armour, Inc. (UA US), Class C	56,566	251,153
*	Under Armour, Inc. (UAA US), Class A	51,824	238,909
*	Unifi, Inc.	6,055	27,005
	Upbound Group, Inc.	14,779	286,417
#*	Urban Outfitters, Inc.	26,372	1,703,895
*	Vera Bradley, Inc.	3,367	7,912
*	Victoria's Secret & Co.	10,454	368,504
	Visteon Corp.	5,899	632,137
	Weyco Group, Inc.	3,084	88,418
#	Whirlpool Corp.	9,052	648,395
	Winnebago Industries, Inc.	4,455	167,998
*	Zumiez, Inc.	6,138	132,888
TOTAL CONSUMER DISCRETIONARY			86,158,445
CONSUMER STAPLES — (4.8%)
	Albertsons Cos., Inc., Class A	39,908	705,972
	Andersons, Inc.	10,801	500,194
		Shares	Value†
CONSUMER STAPLES — (Continued)
	B&G Foods, Inc.	20,236	$80,944
*	Boston Beer Co., Inc. , Class A	1,696	351,055
	Brown-Forman Corp. (BF/A US), Class A	1,458	39,541
	Bunge Global SA	18,034	1,706,016
	Calavo Growers, Inc.	4,813	106,897
	Campbell's Co.	107,366	3,234,938
*	Central Garden & Pet Co. (CENT US)	3,200	98,144
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	438,480
	Conagra Brands, Inc.	107,370	1,845,690
*	Coty, Inc., Class A	90,378	358,801
*	Darling Ingredients, Inc.	2,642	84,676
	Dole PLC	27,031	344,375
	Edgewell Personal Care Co.	14,529	281,717
	Flowers Foods, Inc.	57,326	683,899
*	Freshpet, Inc.	345	16,977
*	Grocery Outlet Holding Corp.	27,919	379,978
*	Hain Celestial Group, Inc.	22,082	25,615
	Ingles Markets, Inc., Class A	4,152	286,903
	Ingredion, Inc.	20,635	2,381,485
	J&J Snack Foods Corp.	5,004	423,589
	J.M. Smucker Co.	30,920	3,201,766
	John B Sanfilippo & Son, Inc.	2,247	141,067
	Limoneira Co.	3,134	44,283
*	Maplebear, Inc.	22,428	826,696
*	Medifast, Inc.	755	9,075
*	Mission Produce, Inc.	18,175	209,376
	Molson Coors Beverage Co., Class B	51,844	2,266,620
*	Nature's Sunshine Products, Inc.	5,004	67,454
	Nu Skin Enterprises, Inc., Class A	10,071	107,961
	Oil-Dri Corp. of America	4,158	230,312
	PriceSmart, Inc.	8,462	972,622
*	Seneca Foods Corp. (SENEA US), Class A	1,783	192,270
*	Simply Good Foods Co.	24,738	484,123

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	6,675	$359,649
	Tootsie Roll Industries, Inc.	6,000	211,740
*	TreeHouse Foods, Inc.	13,059	237,674
*	United Natural Foods, Inc.	17,075	642,874
*	USANA Health Sciences, Inc.	5,100	107,865
	Utz Brands, Inc.	7,011	73,826
	Village Super Market, Inc., Class A	3,681	115,473
»	Walgreens Boots Alliance, Inc.	18,138	9,613
	Weis Markets, Inc.	7,829	495,889
TOTAL CONSUMER STAPLES			25,384,114
ENERGY — (3.2%)
	Archrock, Inc.	48,197	1,217,938
#	Atlas Energy Solutions, Inc.	20,781	257,269
*	Bristow Group, Inc.	8,628	351,160
	Cactus, Inc., Class A	13,365	590,332
*	Clean Energy Fuels Corp.	48,329	138,221
	Core Laboratories, Inc.	11,534	183,852
*	DMC Global, Inc.	7,150	57,629
	Energy Services of America Corp.	3,774	41,363
*	Expro Group Holdings NV	30,399	412,818
*	Forum Energy Technologies, Inc.	3,806	101,925
*	Geospace Technologies Corp.	3,758	95,228
*	Gulf Island Fabrication, Inc.	6,400	49,984
*	Helix Energy Solutions Group, Inc.	41,517	278,994
	Helmerich & Payne, Inc.	15,338	402,776
	HF Sinclair Corp.	49,727	2,565,913
*	Innovex International, Inc.	10,690	214,548
	Kodiak Gas Services, Inc.	18,126	668,487
*	Kosmos Energy Ltd.	61,218	96,112
*	Mammoth Energy Services, Inc.	8,954	18,266
*	Nabors Industries Ltd.	2,005	97,283
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	14,261	$179,974
	Natural Gas Services Group, Inc.	4,461	124,194
#	Noble Corp. PLC	39,206	1,150,696
	Northern Oil & Gas, Inc.	28,229	624,708
	NOV, Inc.	103,011	1,503,961
*	Oceaneering International, Inc.	27,718	645,552
*	Oil States International, Inc.	15,718	93,836
	Patterson-UTI Energy, Inc.	120,394	754,870
	Range Resources Corp.	214	7,608
	Ranger Energy Services, Inc., Class A	6,338	87,084
*	REX American Resources Corp.	11,962	383,143
	RPC, Inc.	64,111	333,377
*	Seadrill Ltd.	17,864	563,788
	Select Water Solutions, Inc.	32,037	370,348
*	TETRA Technologies, Inc.	29,010	204,811
*	Transocean Ltd.	142,329	546,543
*	Valaris Ltd.	979	54,941
	Viper Energy, Inc., Class A	6,623	248,760
	Weatherford International PLC	11,007	811,106
	World Kinect Corp.	22,121	571,828
TOTAL ENERGY			17,101,226
FINANCIALS — (28.3%)
	1st Source Corp.	5,488	326,207
*	Acacia Research Corp.	8,523	29,575
	ACNB Corp.	2,280	103,010
	Affiliated Managers Group, Inc.	7,249	1,724,972
	Alerus Financial Corp.	5,021	106,044
	Ally Financial, Inc.	70,800	2,759,076
	Amalgamated Financial Corp.	7,220	196,817
*	Ambac Financial Group, Inc.	11,900	97,699
	Amerant Bancorp, Inc.	5,215	87,456
	American Coastal Insurance Corp.	6,698	79,304

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	9,817	$1,292,703
	Ameris Bancorp	15,570	1,115,123
	AMERISAFE, Inc.	1,100	44,088
	Ames National Corp.	2,367	49,376
	Arrow Financial Corp.	3,500	97,615
	Associated Banc-Corp.	37,857	937,718
	Associated Capital Group, Inc., Class A	306	11,169
	Assurant, Inc.	5,620	1,189,866
	Assured Guaranty Ltd.	13,489	1,086,944
	Atlantic Union Bankshares Corp.	32,124	1,044,672
*	Atlanticus Holdings Corp.	3,806	209,749
	Axis Capital Holdings Ltd.	20,660	1,935,016
*	Axos Financial, Inc.	14,261	1,112,073
	Banc of California, Inc.	32,401	549,845
	BancFirst Corp.	765	83,278
	Bank First Corp.	1,396	170,480
	Bank of Hawaii Corp.	3,106	201,673
	Bank of Marin Bancorp	3,417	87,988
	Bank of NT Butterfield & Son Ltd.	7,796	360,643
	Bank OZK	27,715	1,246,898
	Bank7 Corp.	1,903	78,994
	BankFinancial Corp.	3,100	34,255
	BankUnited, Inc.	17,603	705,528
	Bankwell Financial Group, Inc.	1,826	79,157
	Banner Corp.	7,922	478,410
	Bar Harbor Bankshares	4,147	121,632
	BayCom Corp.	3,607	98,327
	BCB Bancorp, Inc.	4,329	34,372
	Beacon Financial Corp.	20,696	503,741
*	Blue Foundry Bancorp	4,624	38,102
	BOK Financial Corp.	13,894	1,453,035
	Bread Financial Holdings, Inc.	10,820	677,873
*	Bridgewater Bancshares, Inc.	5,951	97,953
*	Brighthouse Financial, Inc.	15,117	862,727
	Burke & Herbert Financial Services Corp.	1,631	96,001
	Business First Bancshares, Inc.	6,761	165,780
*	BV Financial, Inc.	912	14,866
		Shares	Value†
FINANCIALS — (Continued)
	Byline Bancorp, Inc.	10,021	$267,962
	C&F Financial Corp.	728	49,802
	Cadence Bank	41,688	1,573,305
*	California BanCorp	5,023	92,875
	Camden National Corp.	3,847	146,763
	Capital Bancorp, Inc.	2,331	64,790
	Capital City Bank Group, Inc.	5,210	202,669
	Capitol Federal Financial, Inc.	30,094	181,768
*	Carter Bankshares, Inc.	5,406	92,334
	Cass Information Systems, Inc.	2,575	101,790
	Cathay General Bancorp	17,782	808,192
	Central Pacific Financial Corp.	7,383	210,489
	Chemung Financial Corp.	1,081	54,774
	ChoiceOne Financial Services, Inc.	2,282	65,356
	Citizens & Northern Corp.	3,770	72,987
	Citizens Financial Services, Inc.	298	16,327
	City Holding Co.	1,843	217,253
	Civista Bancshares, Inc.	3,868	83,278
	CNB Financial Corp.	4,521	111,217
	CNO Financial Group, Inc.	21,516	861,070
*	Coastal Financial Corp.	1,706	181,689
	Colony Bankcorp, Inc.	4,760	76,112
	Columbia Banking System, Inc.	60,363	1,617,728
*	Columbia Financial, Inc.	8,399	123,885
	Comerica, Inc.	29,493	2,256,214
	Commerce Bancshares, Inc.	17,602	926,393
	Community Financial System, Inc.	10,768	597,409
	Community Trust Bancorp, Inc.	5,338	273,279
	Community West Bancshares	3,839	81,310
	ConnectOne Bancorp, Inc.	13,389	322,139
*	Consumer Portfolio Services, Inc.	5,067	42,563

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	8,865	$1,091,636
*	Customers Bancorp, Inc.	7,186	482,324
	CVB Financial Corp.	33,015	606,486
	Diamond Hill Investment Group, Inc.	377	48,388
	DigitalBridge Group, Inc.	15,355	181,650
	Dime Community Bancshares, Inc.	8,755	229,819
	Donegal Group, Inc. (DGICA US), Class A	7,840	147,000
	Eagle Bancorp Montana, Inc.	1,400	22,722
	Eagle Bancorp, Inc.	7,131	119,444
	East West Bancorp, Inc.	21,537	2,188,159
	Eastern Bankshares, Inc.	12,541	219,844
	Employers Holdings, Inc.	7,389	281,743
	Enact Holdings, Inc.	14,464	516,654
*	Encore Capital Group, Inc.	4,605	191,476
*	Enova International, Inc.	9,073	1,084,859
	Enterprise Financial Services Corp.	8,552	447,868
	Equity Bancshares, Inc., Class A	4,772	193,314
	Esquire Financial Holdings, Inc.	1,185	111,153
	Essent Group Ltd.	23,911	1,448,289
	Everest Group Ltd.	705	221,737
*	EZCORP, Inc., Class A	12,979	236,867
	F&G Annuities & Life, Inc.	9,628	285,470
	Farmers & Merchants Bancorp, Inc.	2,807	67,087
	Farmers National Banc Corp.	9,576	124,296
	FB Financial Corp.	11,375	614,364
	Federal Agricultural Mortgage Corp. (AGM US), Class C	2,063	327,274
	Fidelis Insurance Holdings Ltd.	7,532	135,425
*	Finance of America Cos., Inc., Class A	1,438	31,636
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	5,106	$145,164
	First American Financial Corp.	22,790	1,424,603
	First BanCorp	41,577	810,336
	First Bancorp, Inc.	2,747	68,098
	First Bancorp/Southern Pines NC	9,111	442,248
	First Bank	5,876	91,783
	First Busey Corp.	21,238	474,882
	First Business Financial Services, Inc.	2,501	126,576
	First Commonwealth Financial Corp.	22,946	350,844
	First Community Bankshares, Inc.	4,987	161,280
	First Community Corp.	1,482	39,732
#	First Financial Bancorp	25,997	608,590
	First Financial Bankshares, Inc.	2,071	63,973
	First Financial Corp.	3,398	181,181
*	First Foundation, Inc.	16,444	89,455
	First Hawaiian, Inc.	28,186	691,403
	First Horizon Corp.	118,822	2,538,038
	First Internet Bancorp	2,330	41,334
	First Interstate BancSystem, Inc., Class A	23,809	744,031
	First Merchants Corp.	13,885	492,640
	First Mid Bancshares, Inc.	5,521	197,265
	First Northwest Bancorp	1,286	11,664
	First United Corp.	1,585	54,730
*	First Western Financial, Inc.	1,560	36,020
	FirstCash Holdings, Inc.	70	11,095
*	Firstsun Capital Bancorp	4,412	150,184
	Five Star Bancorp	3,302	117,254
	Flushing Financial Corp.	6,652	90,933
*	Flywire Corp.	453	6,034
	FNB Corp.	80,047	1,258,339
	Franklin Resources, Inc.	96,702	2,186,432
	FS Bancorp, Inc.	2,327	90,032
	Fulton Financial Corp.	42,194	732,910
	FVCBankcorp, Inc.	731	8,933
*	Genworth Financial, Inc.	110,404	931,810

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	German American Bancorp, Inc.	6,638	$255,829
	Glacier Bancorp, Inc.	5,011	204,699
	Globe Life, Inc.	12,900	1,696,479
	Great Southern Bancorp, Inc.	3,335	185,759
*	Green Dot Corp., Class A	12,765	148,202
*	Greenlight Capital Re Ltd., Class A	3,419	41,438
*	Hamilton Insurance Group Ltd., Class B	13,979	330,883
	Hancock Whitney Corp.	19,027	1,086,632
	Hanmi Financial Corp.	7,184	189,658
	Hanover Insurance Group, Inc.	4,062	694,115
	HarborOne Bancorp, Inc.	4,133	50,009
	HBT Financial, Inc.	6,139	149,730
	Heritage Commerce Corp.	10,027	104,281
	Heritage Financial Corp.	7,764	172,283
*	Heritage Insurance Holdings, Inc.	5,262	124,341
#	Hingham Institution For Savings	293	86,218
*	Hippo Holdings, Inc.	2,268	83,417
	Home Bancorp, Inc.	2,324	123,521
	Home BancShares, Inc.	34,883	931,725
	HomeTrust Bancshares, Inc.	4,220	165,888
	Hope Bancorp, Inc.	28,131	295,094
	Horace Mann Educators Corp.	9,412	420,811
	Horizon Bancorp, Inc.	6,857	106,969
	Huntington Bancshares, Inc.	6,334	97,797
	Independent Bank Corp. (IBCP US)	6,289	190,054
	Independent Bank Corp. (INDB US)	11,090	746,246
	International Bancshares Corp.	14,332	951,358
*	International Money Express, Inc.	5,193	77,324
	Invesco Ltd.	100,016	2,370,379
	Investar Holding Corp.	2,295	54,529
	Investors Title Co.	499	129,036
	Jackson Financial, Inc., Class A	19,665	1,982,429
		Shares	Value†
FINANCIALS — (Continued)
	Janus Henderson Group PLC	35,256	$1,535,751
	Jefferies Financial Group, Inc.	16,803	887,702
	Kearny Financial Corp.	13,977	89,313
	Kemper Corp.	14,294	643,087
	Kingstone Cos., Inc.	2,445	35,648
	Lakeland Financial Corp.	3,400	193,970
	LCNB Corp.	2,465	37,862
*	LendingClub Corp.	26,308	457,496
	Lincoln National Corp.	18,107	760,494
	Live Oak Bancshares, Inc.	8,537	265,842
	MainStreet Bancshares, Inc.	866	16,064
*	Mechanics Bancorp, Class A	3,100	41,509
	Mercantile Bank Corp.	4,671	204,823
	Merchants Bancorp	10,152	316,641
	Mercury General Corp.	13,407	1,036,361
	Meridian Corp.	1,862	26,608
	Metrocity Bankshares, Inc.	4,512	115,552
	Metropolitan Bank Holding Corp.	2,485	164,681
	MGIC Investment Corp.	60,822	1,667,739
	Mid Penn Bancorp, Inc.	3,685	104,838
	Midland States Bancorp, Inc.	5,990	87,694
	MidWestOne Financial Group, Inc.	2,523	93,326
	MVB Financial Corp.	2,600	66,508
	National Bank Holdings Corp., Class A	8,544	304,679
	National Bankshares, Inc.	833	23,849
	Navient Corp.	31,054	379,790
	NBT Bancorp, Inc.	11,717	474,187
	Nelnet, Inc., Class A	6,405	826,565
*	NerdWallet, Inc., Class A	7,900	92,193
	Nicolet Bankshares, Inc.	2,952	348,749
*	NMI Holdings, Inc.	22,575	822,407
	Northeast Bank	2,260	194,993
	Northeast Community Bancorp, Inc.	3,060	60,098
	Northfield Bancorp, Inc.	10,583	108,158

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	6,252	$137,419
	Northwest Bancshares, Inc.	35,011	409,979
	Norwood Financial Corp.	406	10,804
	Oak Valley Bancorp	1,180	32,190
	OceanFirst Financial Corp.	14,578	265,028
	OFG Bancorp	13,104	506,601
	Old National Bancorp	81,869	1,672,584
	Old Republic International Corp.	55,350	2,184,111
	Old Second Bancorp, Inc.	12,089	216,998
	OneMain Holdings, Inc.	28,445	1,683,660
*	Onity Group, Inc.	2,286	85,656
	OP Bancorp	4,129	55,122
*	Oportun Financial Corp.	9,172	48,887
	Oppenheimer Holdings, Inc., Class A	2,408	167,982
	Orange County Bancorp, Inc.	1,775	43,399
	Origin Bancorp, Inc.	5,263	182,416
	Orrstown Financial Services, Inc.	4,648	154,685
	Park National Corp.	3,861	587,606
	Parke Bancorp, Inc.	2,375	51,324
	Pathward Financial, Inc.	5,084	346,017
*	Paysafe Ltd.	14,519	159,854
	PCB Bancorp	3,867	81,478
	Peapack-Gladstone Financial Corp.	2,753	69,651
	PennyMac Financial Services, Inc.	12,809	1,611,500
	Peoples Bancorp of North Carolina, Inc.	700	20,601
	Peoples Bancorp, Inc.	8,875	253,825
	Peoples Financial Services Corp.	2,077	92,510
	Pinnacle Financial Partners, Inc.	15,606	1,329,787
*	Ponce Financial Group, Inc.	5,951	83,969
	Popular, Inc.	16,010	1,784,635
*	PRA Group, Inc.	10,074	138,115
	Preferred Bank	3,603	325,171
	Primis Financial Corp.	6,655	72,440
	Princeton Bancorp, Inc.	25	777
		Shares	Value†
FINANCIALS — (Continued)
*	ProAssurance Corp.	11,478	$274,898
	PROG Holdings, Inc.	3,823	110,599
	Prosperity Bancshares, Inc.	21,303	1,402,163
*	Provident Bancorp, Inc.	3,770	48,067
	Provident Financial Services, Inc.	29,907	546,999
	QCR Holdings, Inc.	4,040	300,536
	Radian Group, Inc.	31,438	1,067,006
	RBB Bancorp	4,729	88,101
	Red River Bancshares, Inc.	1,569	103,648
	Regional Management Corp.	2,260	88,931
	Reinsurance Group of America, Inc.	10,092	1,841,386
	RenaissanceRe Holdings Ltd.	7,730	1,964,116
	Renasant Corp.	22,274	749,075
*	Repay Holdings Corp.	21,002	90,099
	Republic Bancorp, Inc., Class A	4,245	279,745
	Richmond Mutual BanCorp, Inc.	550	7,332
	Riverview Bancorp, Inc.	4,900	25,382
	Rocket Cos., Inc., Class A	12,862	214,281
	S&T Bancorp, Inc.	9,881	362,040
	Safety Insurance Group, Inc.	3,522	242,067
	Seacoast Banking Corp. of Florida	18,358	556,247
*	Security National Financial Corp., Class A	2,984	23,782
	Selective Insurance Group, Inc.	967	72,854
*	Selectquote, Inc.	34,717	72,211
	ServisFirst Bancshares, Inc.	631	44,340
	Shore Bancshares, Inc.	7,289	113,781
*	Siebert Financial Corp.	2,700	7,587
	Sierra Bancorp	4,635	133,395
	Simmons First National Corp., Class A	28,963	503,377
*	SiriusPoint Ltd.	40,518	737,428
	SLM Corp.	27,891	748,873
	SmartFinancial, Inc.	4,132	144,496
*	SoFi Technologies, Inc.	34,424	1,021,704

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	South Plains Financial, Inc.	3,123	$113,989
*	Southern First Bancshares, Inc.	1,200	52,608
	Southern Missouri Bancorp, Inc.	2,534	132,883
	Southside Bancshares, Inc.	7,054	198,358
	Southstate Bank Corp.	22,551	1,999,146
	Stellar Bancorp, Inc.	10,906	320,964
	Stewart Information Services Corp.	6,712	458,228
	Stifel Financial Corp.	6,606	782,349
	Stock Yards Bancorp, Inc.	3,787	246,231
*	StoneX Group, Inc.	10,606	974,904
	Synovus Financial Corp.	20,264	904,585
*	Texas Capital Bancshares, Inc.	12,830	1,075,667
	TFS Financial Corp.	24,338	323,695
*	Third Coast Bancshares, Inc.	2,389	87,796
	Timberland Bancorp, Inc.	2,200	70,664
	Tiptree, Inc.	10,446	184,999
	Tompkins Financial Corp.	3,015	191,332
	Towne Bank	16,686	542,462
	TriCo Bancshares	7,053	311,954
*	Triumph Financial, Inc.	3,826	208,364
	TrustCo Bank Corp.	5,545	209,102
	Trustmark Corp.	13,392	498,450
	UMB Financial Corp.	12,988	1,388,157
	United Bankshares, Inc.	32,483	1,162,567
	United Community Banks, Inc.	27,517	803,496
	United Fire Group, Inc.	6,077	183,708
	United Security Bancshares	1,700	15,581
	Unity Bancorp, Inc.	2,451	111,300
	Universal Insurance Holdings, Inc.	7,418	228,623
	Univest Financial Corp.	7,243	212,654
	Unum Group	27,055	1,986,378
	USCB Financial Holdings, Inc.	1,170	20,194
	Valley National Bancorp	121,658	1,322,422
*	Velocity Financial, Inc.	6,898	128,441
		Shares	Value†
FINANCIALS — (Continued)
	Victory Capital Holdings, Inc., Class A	5,670	$353,071
	Virginia National Bankshares Corp.	813	32,341
	Virtus Investment Partners, Inc.	1,211	197,175
	Voya Financial, Inc.	9,287	691,510
	WaFd, Inc.	18,647	541,322
	Walker & Dunlop, Inc.	7,418	592,847
	Washington Trust Bancorp, Inc.	4,693	127,837
	Waterstone Financial, Inc.	3,929	60,114
	Webster Financial Corp.	37,711	2,151,035
	WesBanco, Inc.	24,512	737,811
	West BanCorp, Inc.	4,789	101,862
	Westamerica BanCorp	5,357	255,261
	Western Alliance Bancorp	17,417	1,347,205
	Western New England Bancorp, Inc.	5,200	59,124
	Westwood Holdings Group, Inc.	546	9,146
	White Mountains Insurance Group Ltd.	584	1,112,263
	Wintrust Financial Corp.	15,229	1,980,075
*	World Acceptance Corp.	1,270	161,887
	WSFS Financial Corp.	14,092	734,052
	Zions Bancorp NA	33,088	1,724,216
TOTAL FINANCIALS			148,786,404
HEALTH CARE — (9.0%)
*	Acadia Healthcare Co., Inc.	9,818	211,087
*	AdaptHealth Corp.	36,272	326,085
*	Addus HomeCare Corp.	4,928	576,034
*	Align Technology, Inc.	5,145	709,393
*	Alkermes PLC	10,750	330,025
*	American Well Corp., Class A	1,391	7,261
*	AMN Healthcare Services, Inc.	4,966	97,781
*	Amphastar Pharmaceuticals, Inc.	10,164	259,182

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amylyx Pharmaceuticals, Inc.	338	$4,708
*	AngioDynamics, Inc.	5,470	65,804
*	Anika Therapeutics, Inc.	1,899	18,515
*	Annexon, Inc.	9,649	30,491
*	Astrana Health, Inc.	3,228	100,746
*	Atea Pharmaceuticals, Inc.	10,415	33,849
*	Avanos Medical, Inc.	12,681	140,886
*	Avantor, Inc.	150,288	1,776,404
*	Azenta, Inc.	10,287	310,667
*	BioMarin Pharmaceutical, Inc.	5,582	299,028
*	Bio-Rad Laboratories, Inc., Class A	6,381	2,039,049
*	Black Diamond Therapeutics, Inc.	4,571	17,690
*	BrightSpring Health Services, Inc.	15,143	500,476
	Bruker Corp.	11,600	451,704
*	CareDx, Inc.	3,907	58,605
*	Castle Biosciences, Inc.	4,360	111,180
*	Catalyst Pharmaceuticals, Inc.	7,136	151,783
*	Centene Corp.	1,466	51,852
*	Certara, Inc.	53,118	617,762
*	Charles River Laboratories International, Inc.	10,967	1,974,828
	CONMED Corp.	4,918	216,392
*	Cooper Cos., Inc.	13,560	947,980
*	Cross Country Healthcare, Inc.	9,662	118,456
*	Cullinan Therapeutics, Inc.	14,050	121,673
*	Cytek Biosciences, Inc.	14,696	57,314
*	Day One Biopharmaceuticals, Inc.	6,375	47,430
*	Definitive Healthcare Corp.	11,795	32,672
	Dentsply Sirona, Inc.	7,679	96,832
*	Design Therapeutics, Inc.	103	690
*	DocGo, Inc.	8,934	9,738
*	Dynavax Technologies Corp.	9,189	94,279
*	Elanco Animal Health, Inc.	138,982	3,078,451
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	15,077	$188,161
*	Enhabit, Inc.	14,914	121,251
*	Enovis Corp.	15,714	490,905
*	Entrada Therapeutics, Inc.	5,442	37,822
*	Envista Holdings Corp.	40,700	828,245
*	Evolent Health, Inc., Class A	16,409	109,448
*	Fate Therapeutics, Inc.	11,159	15,065
*	FONAR Corp.	1,044	15,702
*	Fulgent Genetics, Inc.	6,271	140,784
*	Globus Medical, Inc., Class A	5,592	337,701
*	GoodRx Holdings, Inc., Class A	14,514	48,912
*	Haemonetics Corp.	10,169	508,552
*	Harmony Biosciences Holdings, Inc.	6,603	188,648
*	Health Catalyst, Inc.	9,996	32,287
	HealthStream, Inc.	8,084	198,866
*	Henry Schein, Inc.	7,665	484,428
*	Hologic, Inc.	31,528	2,330,234
*	ICON PLC	2,651	455,495
*	ICU Medical, Inc.	3,908	469,312
*	InfuSystem Holdings, Inc.	3,612	37,420
*	Innoviva, Inc.	23,400	425,880
*	Inogen, Inc.	6,700	55,208
*	Instil Bio, Inc.	1,129	19,916
*	Integer Holdings Corp.	8,105	523,340
*	Integra LifeSciences Holdings Corp.	11,409	137,022
*	Intellia Therapeutics, Inc.	700	8,834
*††	iTeos Therapeutics, Inc.	8,657	0
*	Janux Therapeutics, Inc.	1,911	54,865
*	Jazz Pharmaceuticals PLC	12,837	1,766,885
*	Kewaunee Scientific Corp.	778	32,536
*	Kura Oncology, Inc.	5,406	55,520
*	Lantheus Holdings, Inc.	3,000	173,070
*	LifeStance Health Group, Inc.	59,488	291,491
*	LivaNova PLC	8,005	421,303
*	MacroGenics, Inc.	1,996	3,313
*	MaxCyte, Inc.	22,438	34,555

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	3,719	$325,561
	Mesa Laboratories, Inc.	969	69,661
*	Molina Healthcare, Inc.	7,019	1,074,328
*	Monte Rosa Therapeutics, Inc.	5,799	74,517
*	Myriad Genetics, Inc.	10,027	80,617
	National HealthCare Corp.	5,192	620,132
*	Neogen Corp.	6,971	43,011
*	NeoGenomics, Inc.	6,475	63,261
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	30,768	47,690
*	Omnicell, Inc.	6,875	230,794
*	OptimizeRx Corp.	4,689	96,078
*	OraSure Technologies, Inc.	20,002	54,805
*	Organogenesis Holdings, Inc.	15,454	65,680
	Organon & Co.	11,745	79,279
*	Orthofix Medical, Inc.	3,045	47,015
*	OrthoPediatrics Corp.	5,710	96,156
*	Owens & Minor, Inc.	15,567	61,801
*	Pacira BioSciences, Inc.	13,196	282,130
*††	PDL BioPharma, Inc.	11,311	4,751
*	Pediatrix Medical Group, Inc.	19,634	333,189
*	Pennant Group, Inc.	7,575	187,330
	Perrigo Co. PLC	38,382	796,043
#	Premier, Inc., Class A	9,891	278,135
*	Prestige Consumer Healthcare, Inc.	10,022	607,333
*	Prothena Corp. PLC	4,515	48,536
*	Puma Biotechnology, Inc.	13,575	69,232
*	Quanterix Corp.	7,488	39,986
*	QuidelOrtho Corp.	13,776	371,814
*	REGENXBIO, Inc.	6,300	80,451
*	Relay Therapeutics, Inc.	12,164	86,851
*	Replimune Group, Inc.	6,092	59,275
#	Revvity, Inc.	20,652	1,932,821
††	Sage Therapeutics, Inc.	7,876	1,418
	Select Medical Holdings Corp.	31,404	434,317
		Shares	Value†
HEALTH CARE — (Continued)
*	Sensus Healthcare, Inc.	2,727	$8,699
	SIGA Technologies, Inc.	13,013	107,748
*	Simulations Plus, Inc.	2,700	46,386
*	Supernus Pharmaceuticals, Inc.	15,452	851,869
*	Surgery Partners, Inc.	26,469	580,465
*	Tactile Systems Technology, Inc.	5,669	85,432
*	Teladoc Health, Inc.	45,970	396,721
	Teleflex, Inc.	6,738	838,679
*	TruBridge, Inc.	4,455	85,625
	U.S. Physical Therapy, Inc.	1,703	146,918
	Universal Health Services, Inc., Class B	14,240	3,090,222
	Utah Medical Products, Inc.	904	52,522
*	Varex Imaging Corp.	11,638	136,048
*	Veracyte, Inc.	20,468	738,485
††	Verve Therapeutics, Inc.	14,476	9,120
	Viatris, Inc.	386,138	4,000,390
*	Vir Biotechnology, Inc.	20,834	124,171
*	Voyager Therapeutics, Inc.	13,775	64,329
*	Waystar Holding Corp.	4,009	143,723
*	Xencor, Inc.	5,197	76,448
TOTAL HEALTH CARE			47,465,756
INDUSTRIALS — (18.0%)
*	AAR Corp.	11,705	985,678
	ABM Industries, Inc.	17,763	763,809
	ACCO Brands Corp.	28,063	105,517
	Acme United Corp.	800	30,408
	Acuity, Inc.	4,042	1,475,532
	Aebi Schmidt Holding AG	9,897	110,352
*	AerSale Corp.	10,098	74,927
	AGCO Corp.	20,576	2,122,620
	Air Lease Corp.	20,487	1,308,300
	Alamo Group, Inc.	3,558	635,886
	Albany International Corp., Class A	7,159	405,056
	Alight, Inc., Class A	150,175	432,504
	Allient, Inc.	4,747	259,566
*	Alpha Pro Tech Ltd.	1,796	8,172
*	Amentum Holdings, Inc.	3,137	70,300
*	Ameresco, Inc., Class A	8,612	340,346

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	4,573	$291,437
	Apogee Enterprises, Inc.	6,087	222,845
	ArcBest Corp.	7,233	537,557
	Arcosa, Inc.	13,644	1,391,688
	Astec Industries, Inc.	6,597	306,958
*	Asure Software, Inc.	7,807	69,092
	Atkore, Inc.	2,874	199,025
	AZZ, Inc.	6,862	685,171
	BGSF, Inc.	1,600	5,360
*	BlueLinx Holdings, Inc.	2,230	145,931
	Boise Cascade Co.	13,552	955,280
*	Bowman Consulting Group Ltd.	3,915	169,480
	Brady Corp., Class A	10,375	787,566
*	BrightView Holdings, Inc.	26,888	331,260
*	Builders FirstSource, Inc.	3,294	382,664
*	CACI International, Inc., Class A	2,646	1,487,713
*	Chart Industries, Inc.	5,402	1,078,347
	Civeo Corp.	3,828	79,546
*	Clarivate PLC	101,137	343,866
	CNH Industrial NV	375,442	3,938,396
	Columbus McKinnon Corp.	1,594	25,871
#	Concentrix Corp.	14,871	599,450
	Concrete Pumping Holdings, Inc.	13,849	88,495
*	Conduent, Inc.	55,327	131,678
*	Costamare Bulkers Holdings Ltd.	3,300	42,702
	Covenant Logistics Group, Inc.	6,408	129,249
*	Custom Truck One Source, Inc.	47,578	280,234
	Deluxe Corp.	12,913	233,854
*	Distribution Solutions Group, Inc.	4,036	110,344
*	DLH Holdings Corp.	2,945	18,318
*	DNOW, Inc.	35,551	522,600
	Douglas Dynamics, Inc.	4,907	148,339
*	Ducommun, Inc.	5,134	471,044
*	DXP Enterprises, Inc.	5,281	631,872
	Eastern Co.	1,614	34,459
	EnerSys	10,341	1,304,621
	Ennis, Inc.	8,289	135,940
	Enpro, Inc.	3,968	920,616
*	Enviri Corp.	24,248	296,068
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	3,302	$724,690
	Espey Mfg. & Electronics Corp.	439	16,467
	EVI Industries, Inc.	201	5,415
*	First Advantage Corp.	14,582	184,171
	Flowserve Corp.	13,769	939,734
*	Fluor Corp.	3,110	151,675
*	Forrester Research, Inc.	4,277	30,495
	Fortune Brands Innovations, Inc.	32,605	1,656,334
	FTAI Infrastructure, Inc.	19,615	104,744
*	FTI Consulting, Inc.	4,849	800,133
*	Gates Industrial Corp. PLC	43,961	970,659
	GATX Corp.	8,278	1,298,404
*	Gencor Industries, Inc.	3,292	44,738
*	Generac Holdings, Inc.	488	81,994
	Genpact Ltd.	21,169	807,597
*	Gibraltar Industries, Inc.	8,491	529,753
	Gorman-Rupp Co.	7,266	326,752
*	Great Lakes Dredge & Dock Corp.	21,061	239,042
	Greenbrier Cos., Inc.	9,305	388,670
*	GXO Logistics, Inc.	10,995	618,029
*	Hayward Holdings, Inc.	40,933	694,633
*	Healthcare Services Group, Inc.	13,935	249,018
	Heartland Express, Inc.	19,353	150,953
	Heidrick & Struggles International, Inc.	7,441	434,331
	Helios Technologies, Inc.	7,867	435,517
	Herc Holdings, Inc.	4,686	665,646
	Hillenbrand, Inc.	17,850	564,060
*	Hillman Solutions Corp.	51,798	477,578
	HNI Corp.	9,979	408,341
	Hub Group, Inc., Class A	17,199	633,439
*	Hudson Technologies, Inc.	12,335	111,940
	Huntington Ingalls Industries, Inc.	6,454	2,078,317
*	Hurco Cos., Inc.	1,672	30,012
	Hyster-Yale, Inc.	3,155	113,391
*	IBEX Holdings Ltd.	3,896	145,594
	ICF International, Inc.	4,202	337,337

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	IDEX Corp.	4,606	$789,745
	Insteel Industries, Inc.	6,591	205,903
	Interface, Inc.	18,398	458,110
*	Janus International Group, Inc.	26,034	249,926
*	JELD-WEN Holding, Inc.	9,019	39,142
	Kelly Services, Inc., Class A	9,787	109,712
	Kennametal, Inc.	25,752	565,256
*	Kirby Corp.	572	59,191
	Knight-Swift Transportation Holdings, Inc.	13,665	616,565
	Korn Ferry	15,978	1,033,777
*	L.B. Foster Co., Class A	3,570	97,818
	Lindsay Corp.	1,136	126,369
	LSI Industries, Inc.	8,254	188,934
	Luxfer Holdings PLC	7,317	89,267
*	Manitowoc Co., Inc.	10,482	106,602
	ManpowerGroup, Inc.	1,864	57,150
	Marten Transport Ltd.	23,976	245,754
*	Masterbrand, Inc.	35,086	443,136
	Matson, Inc.	5,166	521,508
	Maximus, Inc.	10,136	842,504
*	Mayville Engineering Co., Inc.	6,491	115,670
	McGrath RentCorp	5,775	620,466
*	Mercury Systems, Inc.	1,843	142,667
*	Middleby Corp.	8,812	1,094,715
	Miller Industries, Inc.	3,650	146,511
	MillerKnoll, Inc.	19,276	301,091
*	Mistras Group, Inc.	9,639	91,956
*	Montrose Environmental Group, Inc.	3,184	82,402
	Moog, Inc., Class A	3,268	669,450
*	MRC Global, Inc.	19,737	275,331
	MSC Industrial Direct Co., Inc., Class A	3,155	267,891
	Mueller Industries, Inc.	15,511	1,642,150
	NL Industries, Inc.	5,312	32,138
*	NN, Inc.	10,605	18,135
*	NPK International, Inc.	31,317	385,199
*	NWPX Infrastructure, Inc.	3,517	211,583
*	OPENLANE, Inc.	33,467	884,198
*	Orion Group Holdings, Inc.	10,645	114,647
	Oshkosh Corp.	17,535	2,161,890
	Owens Corning	16,396	2,087,375
*	PAMT Corp.	4,920	49,544
	Park Aerospace Corp.	3,252	62,308
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	3,791	$78,208
*	Perma-Pipe International Holdings, Inc.	526	14,581
	Preformed Line Products Co.	1,615	342,558
	Primoris Services Corp.	120	16,982
*	Proto Labs, Inc.	6,711	333,939
	Quanex Building Products Corp.	7,946	112,913
*	Radiant Logistics, Inc.	14,977	90,611
	Regal Rexnord Corp.	15,667	2,207,324
*	Resideo Technologies, Inc.	45,679	1,955,061
	Resources Connection, Inc.	9,959	43,820
	REV Group, Inc.	57	2,922
	Rush Enterprises, Inc. (RUSHA US), Class A	18,587	918,384
	Rush Enterprises, Inc. (RUSHB US), Class B	4,081	214,130
	Ryder System, Inc.	12,748	2,157,344
*	Saia, Inc.	2,199	643,207
	Schneider National, Inc., Class B	29,545	631,377
	Science Applications International Corp.	9,116	854,260
	Sensata Technologies Holding PLC	35,241	1,121,721
*	Shoals Technologies Group, Inc., Class A	8,677	91,195
*	Skillsoft Corp.	533	6,998
	Standex International Corp.	1,151	268,448
	Stanley Black & Decker, Inc.	35,524	2,405,685
*	Star Equity Holdings, Inc.	783	8,629
	Steelcase, Inc., Class A	27,585	440,257
*	Stratasys Ltd.	1,052	11,172
*	TaskUS, Inc., Class A	4,974	66,353
*	Taylor Devices, Inc.	698	31,947
	Tennant Co.	2,764	221,120
	Terex Corp.	19,285	887,496
	Textron, Inc.	7,871	636,056
*	Thermon Group Holdings, Inc.	7,783	223,606
*	TIC Solutions, Inc.	17,896	217,078
	Timken Co.	13,601	1,067,815

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	11,791	$89,022
*	Titan Machinery, Inc.	6,985	114,554
*	Transcat, Inc.	1,451	105,415
	Trinity Industries, Inc.	22,199	607,587
*	TrueBlue, Inc.	9,044	42,869
*	TTEC Holdings, Inc.	16,607	57,958
*	Tutor Perini Corp.	14,838	999,488
	Twin Disc, Inc.	4,046	63,360
	UFP Industries, Inc.	12,828	1,181,844
#*	U-Haul Holding Co. (UHAL US)	4,292	228,163
	U-Haul Holding Co. (UHAL/B US)	38,038	1,844,463
*	Ultralife Corp.	4,895	34,412
	UniFirst Corp.	4,062	626,970
	Universal Logistics Holdings, Inc.	7,152	115,719
*	V2X, Inc.	8,018	457,748
	Vestis Corp.	19,971	104,848
	Virco Mfg. Corp.	2,762	20,218
*	VirTra, Inc.	1,814	11,029
#	VSE Corp.	2,980	538,426
	Wabash National Corp.	7,723	61,938
	Werner Enterprises, Inc.	17,363	454,911
	WESCO International, Inc.	14,289	3,708,424
*	Willdan Group, Inc.	1,277	120,689
	Willis Lease Finance Corp.	1,442	185,124
	Worthington Enterprises, Inc.	7,516	421,572
TOTAL INDUSTRIALS			94,937,146
INFORMATION TECHNOLOGY — (8.5%)
*	8x8, Inc.	28,880	53,139
*	Akamai Technologies, Inc.	24,306	1,825,381
*	Alpha & Omega Semiconductor Ltd.	5,707	160,138
	Amdocs Ltd.	18,656	1,571,955
	Amkor Technology, Inc.	67,742	2,186,712
*	Amtech Systems, Inc.	200	1,586
*	Arrow Electronics, Inc.	18,273	2,038,353
*	ASGN, Inc.	10,933	489,361
*	AstroNova, Inc.	670	6,084
*	Aviat Networks, Inc.	3,869	96,570
	Avnet, Inc.	33,784	1,636,835
*	Axcelis Technologies, Inc.	3,281	261,036
	Benchmark Electronics, Inc.	12,099	530,178
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Bill Holdings, Inc.	1,322	$65,651
*	Bit Digital, Inc.	13,543	49,567
*	Cerence, Inc.	5,447	58,446
#*	Cipher Mining, Inc.	27,363	510,320
*	Cirrus Logic, Inc.	6,696	888,224
*	Cleanspark, Inc.	20,352	362,266
*	Clearfield, Inc.	2,357	83,202
*	Coherent Corp.	13,012	1,717,064
*	Cohu, Inc.	11,374	270,587
*	Corsair Gaming, Inc.	5,787	47,164
	Crane NXT Co.	8,040	508,530
*	Crexendo, Inc.	6,459	41,790
	CTS Corp.	7,788	323,280
*	Daily Journal Corp.	173	70,072
*	Daktronics, Inc.	7,957	149,512
*	Diebold Nixdorf, Inc.	4,753	281,140
#*	Digi International, Inc.	10,179	373,366
*	Diodes, Inc.	13,418	715,984
	Dolby Laboratories, Inc., Class A	611	40,522
*	DXC Technology Co.	53,114	754,219
*	Eastman Kodak Co.	13,051	82,743
*	EPAM Systems, Inc.	622	101,722
	ePlus, Inc.	7,258	530,995
*	Expensify, Inc., Class A	1,382	2,253
#*	Fastly, Inc., Class A	14,392	119,310
*	Five9, Inc.	797	19,351
*	FormFactor, Inc.	8,572	471,031
*	Globant SA	287	17,673
*	Grid Dynamics Holdings, Inc.	3,758	35,100
*	Harmonic, Inc.	11,870	127,009
*	I3 Verticals, Inc., Class A	2,160	66,420
*	Ichor Holdings Ltd.	10,076	228,524
*	Identiv, Inc.	2,730	10,920
	Information Services Group, Inc.	11,345	62,511
*	Insight Enterprises, Inc.	4,102	410,200
*	inTEST Corp.	3,000	25,440
*	IPG Photonics Corp.	9,239	786,424
*	Kimball Electronics, Inc.	7,123	207,101
*	Knowles Corp.	31,372	740,693
	Kulicke & Soffa Industries, Inc.	9,989	398,861
*	KVH Industries, Inc.	1,756	10,483
*	Lantronix, Inc.	9,117	44,947
	Littelfuse, Inc.	2,170	527,983
*	LiveRamp Holdings, Inc.	10,001	273,427
	Methode Electronics, Inc.	5,087	34,236

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Mitek Systems, Inc.	10,716	$98,694
	MKS, Inc.	7,044	1,012,293
*	N-able, Inc.	17,844	139,719
*	nCino, Inc.	11,661	311,115
*	NCR Voyix Corp.	32,557	371,475
*	NETGEAR, Inc.	8,022	278,524
*	NetScout Systems, Inc.	19,824	551,107
*	ON24, Inc.	12,540	69,221
	OneSpan, Inc.	9,660	110,124
	PC Connection, Inc.	8,964	546,535
*	Penguin Solutions, Inc.	13,517	301,024
*	Photronics, Inc.	19,774	472,599
*	Plexus Corp.	7,987	1,117,381
*	Powerfleet, Inc. NJ	19,247	98,160
*	Qorvo, Inc.	3,405	323,203
*	Ribbon Communications, Inc.	32,779	110,137
	Richardson Electronics Ltd.	4,279	46,128
*	Riot Platforms, Inc.	3,900	77,142
*	Rogers Corp.	3,459	302,801
*	Sanmina Corp.	17,147	2,349,996
*	ScanSource, Inc.	9,180	393,868
	Skyworks Solutions, Inc.	5,060	393,263
*	SoundThinking, Inc.	866	8,097
*	Synaptics, Inc.	3,431	243,395
	TD SYNNEX Corp.	22,872	3,579,239
*	TTM Technologies, Inc.	36,410	2,446,752
*	Twilio, Inc., Class A	17,138	2,311,573
*	Ultra Clean Holdings, Inc.	9,035	247,649
*	Veeco Instruments, Inc.	13,048	375,130
*	Verint Systems, Inc.	8,527	172,928
*	Viasat, Inc.	35,102	1,397,762
*	Viavi Solutions, Inc.	30,943	547,691
	Vishay Intertechnology, Inc.	26,755	454,300
	Xerox Holdings Corp.	31,541	104,716
*	Xperi, Inc.	12,774	85,841
TOTAL INFORMATION TECHNOLOGY			44,953,173
MATERIALS — (4.8%)
*	American Vanguard Corp.	5,288	23,637
	AptarGroup, Inc.	1,090	126,451
*	Arq, Inc.	4,841	32,144
	Ashland, Inc.	12,381	605,431
		Shares	Value†
MATERIALS — (Continued)
*	Aspen Aerogels, Inc.	14,420	$117,379
	Avient Corp.	25,024	802,520
*	Axalta Coating Systems Ltd.	43,849	1,248,381
	Ball Corp.	45,472	2,137,184
	Caledonia Mining Corp. PLC	3,949	111,046
	Commercial Metals Co.	32,834	1,949,026
	Element Solutions, Inc.	32,647	872,328
	Graphic Packaging Holding Co.	89,085	1,424,469
	Greif, Inc. (GEF US), Class A	7,728	439,646
	Greif, Inc. (GEF/B US), Class B	3,492	205,853
	HB Fuller Co.	11,490	659,181
	Hecla Mining Co.	170,422	2,193,331
	Huntsman Corp.	10,093	83,570
	Innospec, Inc.	6,895	507,334
*	Intrepid Potash, Inc.	2,723	72,514
	Kaiser Aluminum Corp.	3,836	347,273
*	Knife River Corp.	11,935	721,590
	Koppers Holdings, Inc.	5,912	166,837
	Materion Corp.	5,724	656,142
	Mativ Holdings, Inc.	3,800	40,584
	Mercer International, Inc.	18,226	38,275
	Minerals Technologies, Inc.	9,081	515,347
	Mosaic Co.	79,206	2,174,205
	Myers Industries, Inc.	8,989	155,779
	Olympic Steel, Inc.	3,097	114,589
*	Perimeter Solutions, Inc.	40,154	944,021
	Quaker Chemical Corp.	2,181	302,919
*	Ranpak Holdings Corp.	3,911	20,728
	Reliance, Inc.	2,618	739,402
	Ryerson Holding Corp.	9,095	200,636
	Sensient Technologies Corp.	7,267	685,205
	Silgan Holdings, Inc.	31,360	1,211,123
	Sonoco Products Co.	28,799	1,168,375
	Stepan Co.	5,285	229,105
	Sylvamo Corp.	6,354	257,972
	TriMas Corp.	12,503	444,232
	Worthington Steel, Inc.	13,016	416,382
TOTAL MATERIALS			25,162,146

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (1.2%)
*	AMREP Corp.	1,060	$22,769
*	Anywhere Real Estate, Inc.	33,226	333,921
*	Cushman & Wakefield PLC	66,368	1,041,978
*	Douglas Elliman, Inc.	1,814	4,481
*	Five Point Holdings LLC, Class A	6,799	39,774
*	Forestar Group, Inc.	14,830	385,728
*	FRP Holdings, Inc.	5,276	125,041
*	Howard Hughes Holdings, Inc.	13,550	1,074,244
*	Jones Lang LaSalle, Inc.	6,457	1,969,966
	Kennedy-Wilson Holdings, Inc.	40,399	305,416
	Marcus & Millichap, Inc.	9,068	264,876
	Newmark Group, Inc., Class A	33,870	603,902
*	RE/MAX Holdings, Inc., Class A	4,179	33,140
	RMR Group, Inc., Class A	1,211	18,734
*	Seaport Entertainment Group, Inc.	3,412	82,127
*	Stratus Properties, Inc.	1,919	36,058
*	Tejon Ranch Co.	8,830	139,691
TOTAL REAL ESTATE			6,481,846
	Shares	Value†
UTILITIES — (0.4%)
Genie Energy Ltd., Class B	4,514	$67,936
New Jersey Resources Corp.	20,815	922,104
Ormat Technologies, Inc.	10,343	1,100,185
TOTAL UTILITIES		2,090,225
TOTAL COMMON STOCKS Cost ($434,574,450)		517,738,293

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	1,364,043	1,364,043
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	642,927	7,436,736
TOTAL INVESTMENTS — (100.0%)
(Cost $443,375,229)			$526,539,072
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$19,217,812	—	—	$19,217,812
Consumer Discretionary	86,158,445	—	—	86,158,445
Consumer Staples	25,374,501	$9,613	—	25,384,114
Energy	17,101,226	—	—	17,101,226
Financials	148,786,404	—	—	148,786,404
Health Care	47,450,467	—	$15,289	47,465,756
Industrials	94,937,146	—	—	94,937,146
Information Technology	44,953,173	—	—	44,953,173
Materials	25,162,146	—	—	25,162,146
Real Estate	6,481,846	—	—	6,481,846
Utilities	2,090,225	—	—	2,090,225

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$1,364,043	—	—	$1,364,043
Securities Lending Collateral	—	$7,436,736	—	7,436,736
Total Investments in Securities	$519,077,434	$7,446,349	$15,289˂˃	$526,539,072

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.1%)
#	Accent Group Ltd.	130,238	$109,033
#	Acrow Ltd.	102,616	75,821
	Adairs Ltd.	90,926	120,694
#*	Ainsworth Game Technology Ltd.	22,621	15,104
#*,*	Alkane Resources Ltd.	138,805	89,969
	ALS Ltd.	120,912	1,716,069
*	AMA Group Ltd.	435,335	26,169
	Amotiv Ltd.	54,516	317,561
	AMP Ltd.	1,218,515	1,421,641
#	Ampol Ltd.	140,049	2,813,534
	ANZ Group Holdings Ltd.	311,589	7,463,086
#*	Appen Ltd.	74,103	37,393
	Arafura Rare Earths Ltd.	47,277	8,816
*	Arafura Rare Earths Ltd. (ARU AU)	255,564	47,570
	ARB Corp. Ltd.	20,136	473,340
	Aristocrat Leisure Ltd.	103,750	4,292,669
#	ARN Media Ltd.	113,080	39,079
*	Articore Group Ltd.	50,418	10,575
	Atlas Arteria Ltd.	234,015	743,417
	AUB Group Ltd.	5,429	131,140
*	Aurelia Metals Ltd.	282,616	45,295
	Aussie Broadband Ltd.	70,152	272,921
*	Austal Ltd.	168,865	748,773
#	Austin Engineering Ltd.	59,853	10,363
#	Australian Clinical Labs Ltd.	70,333	119,491
#	Australian Ethical Investment Ltd.	60,020	274,369
	Australian Finance Group Ltd.	149,104	232,156
#	Autosports Group Ltd.	7,525	20,277
††	AVZ Minerals Ltd.	69,347	7,271
*	Baby Bunting Group Ltd.	38,554	69,036
	Bank of Queensland Ltd.	247,038	1,108,436
	Bapcor Ltd.	99,406	164,197
#	Beacon Lighting Group Ltd.	40,884	74,717
	Bega Cheese Ltd.	78,096	271,052
*	Bellevue Gold Ltd.	166,689	127,817
	Brambles Ltd.	414,055	6,728,214
	Bravura Solutions Ltd.	125,536	236,275
		Shares	Value»
AUSTRALIA — (Continued)
#	Breville Group Ltd.	61,979	$1,202,595
*	Capricorn Metals Ltd.	111,750	940,952
	CAR Group Ltd.	49,768	1,162,054
#*	Carnarvon Energy Ltd.	83,876	5,265
*	Catapult Sports Ltd.	43,692	191,828
	Cedar Woods Properties Ltd.	39,015	230,615
#*	Cettire Ltd.	116,586	52,528
	Challenger Ltd.	288,452	1,755,792
	Champion Iron Ltd.	146,025	528,098
#*	Chrysos Corp. Ltd.	8,433	44,442
	Civmec Australia Ltd.	50,600	44,633
#*	Coast Entertainment Holdings Ltd.	69,563	20,498
	Cochlear Ltd.	17,567	3,298,025
	Codan Ltd.	45,688	1,081,936
#	Cogstate Ltd.	11,856	21,350
	Coles Group Ltd.	168,615	2,431,859
	Commonwealth Bank of Australia	114,370	12,832,885
	Computershare Ltd.	180,211	4,305,162
	Credit Corp. Group Ltd.	18,729	175,701
	CSL Ltd.	27,712	3,229,454
	Dalrymple Bay Infrastructure Ltd.	199,498	578,351
	Data#3 Ltd.	90,027	518,411
*	Deep Yellow Ltd.	279,913	328,050
	Deterra Royalties Ltd.	100,607	268,220
*	Develop Global Ltd.	51,057	118,547
	Dicker Data Ltd.	24,552	164,344
	Domino's Pizza Enterprises Ltd.	4,385	52,513
	Downer EDI Ltd.	180,376	911,083
*	DUG Technology Ltd.	6,526	9,340
#	Duratec Ltd.	25,001	34,828
#	Eagers Automotive Ltd.	71,645	1,594,341
*	Emeco Holdings Ltd.	81,456	63,893
*	Emerald Resources NL	183,401	569,555
#	Endeavour Group Ltd.	224,149	536,266
	EQT Holdings Ltd.	7,874	129,219
	Evolution Mining Ltd.	292,414	2,069,286
	Fiducian Group Ltd.	4,858	38,582
*	FleetPartners Group Ltd.	137,030	261,779
#	Fleetwood Ltd.	63,521	122,578
#	Flight Centre Travel Group Ltd.	50,313	404,746

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	387,914	$5,394,808
	G8 Education Ltd.	368,199	193,790
*	Genesis Minerals Ltd.	125,351	476,910
	GR Engineering Services Ltd.	76,877	184,081
	GrainCorp Ltd., Class A	105,630	610,967
	GWA Group Ltd.	119,306	192,758
	Hansen Technologies Ltd.	34,616	126,276
	Harvey Norman Holdings Ltd.	132,091	624,274
	Healius Ltd.	425,809	247,839
	Helia Group Ltd.	256,449	904,490
	HUB24 Ltd.	28,797	2,145,839
#	IDP Education Ltd.	44,197	162,012
*	IGO Ltd.	149,846	525,421
	Imdex Ltd.	304,982	685,624
#*	Immutep Ltd. (IMM AU)	246,179	45,052
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	8,127
	Infomedia Ltd.	158,228	174,347
*	Insignia Financial Ltd.	468,153	1,387,592
	Insurance Australia Group Ltd.	701,309	3,605,318
#	Integral Diagnostics Ltd.	80,915	136,839
#*	ioneer Ltd.	120,906	14,615
#	IPH Ltd.	123,999	298,986
	IRESS Ltd.	73,504	425,610
	IVE Group Ltd.	54,371	99,131
#*	James Hardie Industries PLC (JHX AU), CDI	101,867	2,145,394
	JB Hi-Fi Ltd.	40,944	2,800,829
*	Judo Capital Holdings Ltd.	234,084	258,390
	Jumbo Interactive Ltd.	3,096	23,758
	Jupiter Mines Ltd.	273,843	46,560
#	Kogan.com Ltd.	31,341	65,173
#	L1 Group Ltd.	186,518	137,801
	Lendlease Corp. Ltd.	279,429	1,013,315
	Liberty Financial Group Ltd.	4,265	11,506
#	Lifestyle Communities Ltd.	34,756	117,628
#	Lindsay Australia Ltd.	58,100	22,979
	Lottery Corp. Ltd.	385,259	1,385,783
	Lovisa Holdings Ltd.	29,476	697,359
#	Lycopodium Ltd.	16,294	134,198
		Shares	Value»
AUSTRALIA — (Continued)
*	Lynas Rare Earths Ltd.	129,977	$1,295,788
	MA Financial Group Ltd.	10,678	67,199
	Macmahon Holdings Ltd.	632,150	194,116
	Macquarie Group Ltd.	34,775	4,960,149
#	Mader Group Ltd.	4,543	26,375
	Magellan Financial Group Ltd.	83,260	523,320
#	McMillan Shakespeare Ltd.	44,304	498,666
*	McPherson's Ltd.	369	62
	Medibank Pvt Ltd.	846,153	2,700,488
#*	Mesoblast Ltd. (MSB AU)	173,604	283,721
*	Metals X Ltd.	398,484	219,859
	Metcash Ltd.	829,804	2,066,978
#*	Michael Hill International Ltd. (MHJ AU)	39,511	8,790
*	Mineral Resources Ltd.	49,045	1,548,963
	Monadelphous Group Ltd.	41,359	628,625
#	Monash IVF Group Ltd.	140,227	63,370
#	Myer Holdings Ltd.	540,195	139,439
	MyState Ltd.	66,355	193,020
*	Nanosonics Ltd.	23,645	70,812
	National Australia Bank Ltd.	393,585	11,221,130
	Navigator Global Investments Ltd.	117,612	191,513
	Netwealth Group Ltd.	66,300	1,334,483
	nib holdings Ltd.	336,506	1,658,501
#	Nick Scali Ltd.	24,349	404,481
	Northern Star Resources Ltd.	118,070	1,903,859
*	Nufarm Ltd.	217,872	296,296
*	Nuix Ltd.	62,171	99,249
	Objective Corp. Ltd.	12,027	145,210
#*	OFX Group Ltd.	91,001	36,684
#*	Omni Bridgeway Ltd.	10,760	11,220
	Orica Ltd.	135,838	1,975,131
	Orora Ltd.	462,952	608,975
	Pacific Current Group Ltd.	18,366	123,534
#*	Paragon Care Ltd.	56,430	11,820
	Peet Ltd.	185,175	231,606
	Perenti Ltd.	657,127	1,163,870
	Perpetual Ltd.	32,767	410,999
	Perseus Mining Ltd.	702,513	2,229,754
*	PEXA Group Ltd.	64,718	640,792

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Pilbara Minerals Ltd.	599,586	$1,290,179
	Pinnacle Investment Management Group Ltd.	5,059	65,146
#	Praemium Ltd.	78,103	46,639
	Premier Investments Ltd.	43,618	507,748
	Pro Medicus Ltd.	31,434	5,397,371
#	Propel Funeral Partners Ltd.	4,529	14,858
#	PWR Holdings Ltd.	14,264	79,327
	QBE Insurance Group Ltd.	500,838	6,498,160
	Ramelius Resources Ltd.	323,594	700,059
#	Ramsay Health Care Ltd.	28,561	599,210
	REA Group Ltd.	18,274	2,546,243
*	ReadyTech Holdings Ltd.	14,937	21,401
#	Reece Ltd.	46,136	352,195
	Regis Resources Ltd.	370,569	1,555,650
	Reliance Worldwide Corp. Ltd.	253,965	688,633
*	Resolute Mining Ltd.	353,804	220,207
	Rio Tinto Ltd.	7,794	676,724
*	RPMGlobal Holdings Ltd.	69,599	221,584
*	Sandfire Resources Ltd.	218,869	2,318,153
	SEEK Ltd.	85,191	1,507,633
	Servcorp Ltd.	16,465	79,497
	Service Stream Ltd.	250,257	371,269
#*	Seven West Media Ltd.	342,179	30,791
	Shaver Shop Group Ltd.	39,601	36,553
#	Sigma Healthcare Ltd.	1,828,981	3,718,435
	Sims Ltd. (SGM AU)	83,375	869,758
	Sims Ltd. (SMSMY US), Sponsored ADR	419	4,320
	SmartGroup Corp. Ltd.	114,263	610,823
	Sonic Healthcare Ltd.	81,634	1,129,863
	Southern Cross Electrical Engineering Ltd.	44,132	70,948
#	Southern Cross Media Group Ltd.	99,044	54,703
	SRG Global Ltd.	156,242	280,951
#*	St Barbara Ltd.	265,679	89,411
	Steadfast Group Ltd.	344,133	1,260,667
		Shares	Value»
AUSTRALIA — (Continued)
	Suncorp Group Ltd.	226,030	$2,901,525
	Super Retail Group Ltd.	68,217	712,960
#	Supply Network Ltd.	537	12,384
#*	Syrah Resources Ltd.	86,857	19,308
	Tabcorp Holdings Ltd.	865,469	601,406
	Technology One Ltd.	148,017	3,564,846
#*	Telix Pharmaceuticals Ltd.	6,777	71,712
*	Temple & Webster Group Ltd.	6,467	100,508
	Transurban Group	226,449	2,142,590
#	Treasury Wine Estates Ltd.	140,029	548,479
*	Tyro Payments Ltd.	162,309	117,795
	Universal Store Holdings Ltd.	2,327	13,498
*	Vault Minerals Ltd.	1,602,607	761,900
	Ventia Services Group Pty. Ltd.	377,683	1,414,635
Ω	Viva Energy Group Ltd.	546,951	656,524
	Vulcan Steel Ltd.	2,582	12,239
*	WEB Travel Group Ltd.	85,511	233,298
#*	Webjet Group Ltd.	105,200	57,781
	Wesfarmers Ltd.	115,152	6,320,227
*	West African Resources Ltd.	230,109	190,059
	Westgold Resources Ltd.	242,539	835,627
	Westpac Banking Corp.	395,631	10,011,230
	WiseTech Global Ltd.	28,854	1,301,372
	Woolworths Group Ltd.	173,975	3,232,281
	Worley Ltd.	167,720	1,566,336
*	Xero Ltd.	47,714	4,513,992
#	XRF Scientific Ltd.	27,486	37,529
*	Zip Co. Ltd.	222,234	558,433
TOTAL AUSTRALIA			216,938,753
AUSTRIA — (0.4%)
	ANDRITZ AG	28,047	2,120,517
Ω	BAWAG Group AG	38,902	5,027,354
	CA Immobilien Anlagen AG	7,538	209,531
*	CPI Europe AG	8,306	161,917
	DO & Co. AG	1,810	431,770
	Erste Group Bank AG	47,996	4,971,851
*	Eurotelesites AG	18,802	104,898
	EVN AG	6,689	195,198
*	FACC AG	4,000	40,384

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Immofinanz AG (IIA AV)	25,523	$0
	Oesterreichische Post AG	10,366	358,332
	Palfinger AG	6,724	251,890
	Porr AG	8,733	277,163
	Raiffeisen Bank International AG	27,193	1,013,760
	SBO AG	4,966	164,634
	Strabag SE (STR AV)	2,037	159,365
	Telekom Austria AG	31,026	329,957
*	UBM Development AG	2,066	57,145
	UNIQA Insurance Group AG	47,884	703,482
	Verbund AG	15,436	1,191,353
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	576,522
	Wienerberger AG	14,056	417,247
	Zumtobel Group AG	11,802	50,794
TOTAL AUSTRIA			18,815,064
BELGIUM — (0.8%)
*	Argenx SE (ARGX BB)	3,256	2,664,929
*	Argenx SE (ARGX US), ADR	4,228	3,460,618
#	Azelis Group NV	76,141	900,344
	Barco NV	18,894	269,464
	Bekaert SA	14,482	604,953
*	bpost SA	53,034	128,671
	Cie d'Entreprises CFE	3,294	34,002
	Colruyt Group NV	32,915	1,229,244
	Deceuninck NV	20,459	48,696
	D'ieteren Group	6,164	1,125,995
	Econocom Group SA NV	47,983	94,587
	Elia Group SA	15,657	1,887,112
	EVS Broadcast Equipment SA	5,830	243,760
	Fagron	36,632	870,464
*	Galapagos NV (GLPG BB)	9,005	285,439
*	Galapagos NV (GLPG NA)	8,177	260,337
	Gimv NV	14,409	778,059
*	Hyloris Pharmaceuticals SA	1,301	8,876
*	Immobel SA	2,162	61,754
		Shares	Value»
BELGIUM — (Continued)
#	Ion Beam Applications	5,863	$73,814
	KBC Group NV	64,081	7,709,547
#	Lotus Bakeries NV	173	1,509,365
	Melexis NV	6,028	433,853
	Proximus SADP	37,627	323,207
#	Recticel SA	13,767	135,625
	Syensqo SA	11,109	917,007
	Tessenderlo Group SA	8,253	249,299
	UCB SA	33,374	8,581,856
	Umicore SA	33,538	638,650
	Van de Velde NV	2,854	99,519
	VGP NV	3,510	405,497
TOTAL BELGIUM			36,034,543
BRAZIL — (0.0%)
*	Aura Minerals, Inc.	2,700	87,291
CANADA — (10.5%)
*	5N Plus, Inc.	56,299	805,218
	Acadian Timber Corp.	3,700	37,803
*	ACT Energy Technologies Ltd.	11,457	43,295
#	ADENTRA, Inc.	10,229	256,500
	Aecon Group, Inc.	17,217	379,558
	AG Growth International, Inc.	4,323	111,207
	AGF Management Ltd., Class B	16,300	162,471
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	651,521
	Agnico Eagle Mines Ltd. (AEM US)	75,659	12,166,745
#*	Aimia, Inc.	19,431	38,584
#	AirBoss of America Corp.	3,500	11,554
	Alamos Gold, Inc. (AGI CN), Class A	24,882	767,101
#	Alamos Gold, Inc. (AGI US), Class A	148,317	4,566,680
*	Allied Gold Corp.	5,939	90,363
	AltaGas Ltd.	84,197	2,471,492
	Altus Group Ltd.	10,457	429,598
	Amerigo Resources Ltd.	17,500	38,180
	Andrew Peller Ltd., Class A	8,700	30,891
*	Aritzia, Inc.	44,981	3,141,983
*	Arizona Sonoran Copper Co., Inc.	9,500	26,755
	Atco Ltd., Class I	26,256	989,362
	AtkinsRealis Group, Inc.	68,615	4,838,836

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	ATS Corp. (ATS CN)	21,121	$580,976
*	AutoCanada, Inc.	2,455	44,267
	B2Gold Corp. (BTG US)	132,950	583,650
	B2Gold Corp. (BTO CN)	69,987	306,387
*	Ballard Power Systems, Inc. (BLDP CN)	1,927	6,856
#*	Ballard Power Systems, Inc. (BLDP US)	77,180	275,533
	Bank of Montreal (BMO CN)	40,616	5,045,471
	Bank of Montreal (BMO US)	67,757	8,414,064
#	Bank of Nova Scotia (BNS CN)	100,854	6,614,780
	Bank of Nova Scotia (BNS US)	75,921	4,980,418
#*	Bausch & Lomb Corp.	4,972	74,282
*	Bausch Health Cos., Inc. (BHC CN)	4,900	34,517
*	Bausch Health Cos., Inc. (BHC US)	57,650	404,703
#	BCE, Inc. (BCE US)	21,361	488,312
#	Bird Construction, Inc.	35,657	765,740
	Black Diamond Group Ltd.	19,500	207,854
#*	BlackBerry Ltd.	103,951	507,281
	BMTC Group, Inc.	1,803	16,712
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	152,261
*	Bombardier, Inc. (BBD/B CN), Class B	35,712	4,989,826
#	Boralex, Inc., Class A	42,326	849,809
	Boyd Group, Inc.	7,192	1,148,782
*	Bragg Gaming Group, Inc.	7,442	17,712
	Brookfield Corp. (BN US)	232,436	10,703,655
#	Brookfield Infrastructure Corp., Class A	30,680	1,390,096
#	Brookfield Renewable Corp.	23,600	1,020,936
	Brookfield Wealth Solutions Ltd.	1,656	76,292
#	BRP, Inc. (DOO CN)	8,687	544,923
		Shares	Value»
CANADA — (Continued)
	BRP, Inc. (DOOO US)	2,100	$131,922
*	CAE, Inc. (CAE US)	78,330	2,197,940
*	Calfrac Well Services Ltd.	21,100	46,035
	Calian Group Ltd.	3,442	123,932
	Cameco Corp. (CCJ US)	39,737	4,061,519
	Canaccord Genuity Group, Inc.	33,549	281,299
*	Canada Goose Holdings, Inc. (GOOS CN)	14,965	208,382
	Canadian Imperial Bank of Commerce (CM CN)	74,337	6,159,283
#	Canadian Imperial Bank of Commerce (CM US)	59,989	4,971,288
#	Canadian Tire Corp. Ltd., Class A	23,303	2,672,480
	Canadian Utilities Ltd., Class A	37,735	1,056,811
*	Canfor Corp.	24,048	209,694
	Cascades, Inc.	30,019	237,789
	CCL Industries, Inc., Class B	78,499	4,378,997
*	Celestica, Inc. (CLS CN)	10,522	3,622,515
*	Celestica, Inc. (CLS US)	33,617	11,580,384
	Centerra Gold, Inc.	114,460	1,340,823
	CES Energy Solutions Corp.	162,478	1,113,268
	CGI, Inc. (GIB US)	41,426	3,604,062
	CGI, Inc. (GIBA CN)	14,620	1,272,338
*	Cipher Pharmaceuticals, Inc.	6,600	69,645
	Cogeco Communications, Inc.	5,125	233,348
	Cogeco, Inc.	1,429	59,736
*	Colabor Group, Inc.	30,300	5,509
	Colliers International Group, Inc. (CIGI CN)	1,837	293,058
	Colliers International Group, Inc. (CIGI US)	20,322	3,241,969
	Computer Modelling Group Ltd.	30,323	115,018

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Constellation Software, Inc.	3,958	$10,416,238
	Corby Spirit & Wine Ltd.	4,000	39,129
	Definity Financial Corp.	51,172	2,380,645
	dentalcorp Holdings Ltd.	3,404	26,454
*	Descartes Systems Group, Inc. (DSG CN)	600	52,991
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,289,630
*	Docebo, Inc.	3,240	81,199
	Dollarama, Inc.	68,197	8,864,565
	Doman Building Materials Group Ltd.	38,876	246,137
*	Dorel Industries, Inc., Class B	9,728	12,485
	DPM Metals, Inc.	40,986	876,675
	DREAM Unlimited Corp., Class A	11,846	157,012
#	Dye & Durham Ltd.	8,956	32,885
	Dynacor Group, Inc.	4,300	13,919
	E-L Financial Corp. Ltd.	60,000	695,590
*	Eldorado Gold Corp. (EGO US)	56,162	1,439,994
*	Eldorado Gold Corp. (ELD CN)	36,946	946,980
*	Electrovaya, Inc.	1,953	12,636
	Element Fleet Management Corp.	327,791	8,841,277
	Empire Co. Ltd., Class A	79,878	2,713,762
#	Enbridge, Inc. (ENB CN)	857	39,974
#	Enbridge, Inc. (ENB US)	135,809	6,331,416
	Endeavour Mining PLC	67,055	2,686,390
*	Endeavour Silver Corp. (EDR CN)	13	107
	Enerflex Ltd. (EFX CN)	44,158	555,694
	Enerflex Ltd. (EFXT US)	37,818	476,129
	Enghouse Systems Ltd.	12,673	188,033
*	Ensign Energy Services, Inc.	14,114	25,862
		Shares	Value»
CANADA — (Continued)
#	EQB, Inc.	16,583	$1,057,845
*	Equinox Gold Corp. (EQX CN)	2,987	32,817
*	Equinox Gold Corp. (EQX US)	116,340	1,276,250
#*	ERO Copper Corp. (ERO CN)	27,628	589,967
*	ERO Copper Corp. (ERO US)	17,892	381,994
	Evertz Technologies Ltd.	8,130	74,312
#	Extendicare, Inc.	19,675	225,290
	Fairfax Financial Holdings Ltd.	2,624	4,260,158
	Finning International, Inc.	84,789	4,585,395
*	Firan Technology Group Corp.	8,000	62,287
#	First Majestic Silver Corp. (AG US)	33,317	425,458
	First Majestic Silver Corp. (FR CN)	37	473
	FirstService Corp. (FSV CN)	1,298	206,618
	FirstService Corp. (FSV US)	10,383	1,655,154
*	Foraco International SA	33,964	50,127
*	Fortuna Mining Corp. (FSM US)	110,451	913,430
*	Fortuna Mining Corp. (FVI CN)	34,368	284,001
*	Galiano Gold, Inc.	52	125
*	GDI Integrated Facility Services, Inc.	2,338	49,175
	George Weston Ltd.	53,280	3,239,612
	Gibson Energy, Inc.	126,457	2,155,778
*	GoGold Resources, Inc.	60,171	109,827
	Great-West Lifeco, Inc.	35,564	1,507,708
*	Haivision Systems, Inc.	6,900	25,238
	Hammond Manufacturing Co. Ltd., Class A	600	4,800
	Hammond Power Solutions, Inc.	4,267	651,056
	High Liner Foods, Inc.	6,336	76,617
	Hudbay Minerals, Inc. (HBM CN)	83,923	1,345,119

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM US)	125,149	$2,002,384
Ω	Hydro One Ltd.	73,989	2,728,923
	iA Financial Corp., Inc.	33,571	3,962,793
*	IAMGOLD Corp. (IAG US)	33,494	387,861
*	IAMGOLD Corp. (IMG CN)	91,446	1,058,845
	IGM Financial, Inc.	48,909	1,881,317
*	Illumin Holdings, Inc.	8,200	7,074
	Information Services Corp.	9,243	244,560
	Intact Financial Corp.	37,600	7,013,859
*	Interfor Corp.	20,625	116,319
Ω	Jamieson Wellness, Inc.	7,771	192,924
*	K92 Mining, Inc.	98,472	1,309,403
	K-Bro Linen, Inc.	2,722	73,069
	Keyera Corp.	87,786	2,591,864
*	Kinaxis, Inc.	1,320	159,844
	Kinross Gold Corp. (K CN)	140,151	3,259,581
	Kinross Gold Corp. (KGC US)	147,109	3,418,813
	KP Tissue, Inc.	2,300	15,464
#	Labrador Iron Ore Royalty Corp.	47,201	973,938
*	Laramide Resources Ltd.	9,500	4,809
	Lassonde Industries, Inc., Class A	700	108,986
	Laurentian Bank of Canada	19,325	458,823
	Leon's Furniture Ltd.	4,545	94,656
#*	Lightspeed Commerce, Inc. (LSPD US)	84,915	1,018,980
	Linamar Corp.	6,500	351,984
	Loblaw Cos. Ltd.	128,775	5,117,777
#*	Lucara Diamond Corp.	91,530	11,747
	Lundin Gold, Inc.	86,829	5,902,923
	Lundin Mining Corp.	276,572	4,448,657
	Magna International, Inc. (MG CN)	2,100	99,209
	Magna International, Inc. (MGA US)	56,777	2,680,442
	Mainstreet Equity Corp.	800	107,667
*	Major Drilling Group International, Inc.	38,043	334,983
	Martinrea International, Inc.	11,800	85,142
		Shares	Value»
CANADA — (Continued)
*	Mattr Corp.	33,516	$261,427
	McCoy Global, Inc.	4,013	10,071
*	MDA Space Ltd.	23,824	465,082
*	Medexus Pharmaceuticals, Inc.	6,500	12,976
	Medical Facilities Corp.	5,000	51,513
	Melcor Developments Ltd.	6,227	65,487
	Metro, Inc.	85,325	5,687,501
	Morguard Corp.	853	70,749
	MTY Food Group, Inc.	3,609	87,076
	National Bank of Canada	91,159	10,184,723
	Neo Performance Materials, Inc.	12,000	165,470
*	New Gold, Inc. (NGD CN)	439,237	3,235,049
*	New Gold, Inc. (NGD US)	34,676	254,522
*	NFI Group, Inc.	3,296	33,699
	North West Co., Inc.	29,605	960,413
	Nutrien Ltd. (NTR US)	64,810	3,528,904
	OceanaGold Corp.	121,371	2,714,640
	Onex Corp.	20,547	1,787,269
	Open Text Corp. (OTEX CN)	24,170	927,302
	Open Text Corp. (OTEX US)	66,381	2,545,711
	OR Royalties, Inc. (OR CN)	504	16,171
	OR Royalties, Inc. (OR US)	1,372	43,877
*	Orla Mining Ltd. (ORLA US)	16,751	172,870
	Pan American Silver Corp. (PAAS CN)	43,283	1,524,507
	Pan American Silver Corp. (PAAS US)	101,572	3,576,364
	Parkland Corp.	89,843	2,559,714
	Pason Systems, Inc.	43,310	369,010
	Pet Valu Holdings Ltd.	6,352	157,605
	PHX Energy Services Corp.	36,100	196,130
#	Pollard Banknote Ltd.	2,929	42,310
*	Precision Drilling Corp. (PD CN)	1,462	87,724
*	Precision Drilling Corp. (PDS US)	8,106	485,633

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Premium Brands Holdings Corp.	14,068	$969,930
	Pulse Seismic, Inc.	6,600	13,835
#*	Quarterhill, Inc.	42,151	32,758
	Quebecor, Inc., Class B	88,894	2,835,633
	RB Global, Inc. (RBA US)	28,575	2,835,211
	Restaurant Brands International, Inc. (QSR CN)	5,770	378,976
	Restaurant Brands International, Inc. (QSR US)	55,646	3,655,386
	Richelieu Hardware Ltd.	20,050	549,658
	Rogers Communications, Inc. (RCI US), Class B	41,011	1,605,171
#	Rogers Communications, Inc. (RCIB CN), Class B	49,847	1,950,805
	Royal Bank of Canada (RY CN)	133,492	19,556,238
	Royal Bank of Canada (RY US)	123,085	18,031,952
	Russel Metals, Inc.	31,041	960,743
*	Sangoma Technologies Corp.	3,900	20,493
	Savaria Corp.	18,711	293,629
#*	Seabridge Gold, Inc. (SA US)	13,747	327,591
	Secure Waste Infrastructure Corp.	211,260	2,637,455
*	Shopify, Inc. (SHOP US), Class A	103,293	17,958,521
#	Sienna Senior Living, Inc.	22,839	311,674
*	SNDL, Inc.	4,981	10,709
*	Source Energy Services Ltd.	1,500	13,165
	South Bow Corp.	19,259	499,386
Ω	Spin Master Corp.	8,551	126,995
	Sprott, Inc. (SII CN)	1,170	96,066
	Sprott, Inc. (SII US)	5,108	418,601
*	SSR Mining, Inc. (SSRM CN)	9,024	204,022
*	SSR Mining, Inc. (SSRM US)	24,249	547,057
	Stantec, Inc. (STN CN)	23,133	2,561,775
		Shares	Value»
CANADA — (Continued)
	Stantec, Inc. (STN US)	19,321	$2,142,312
	Stella-Jones, Inc.	22,858	1,297,441
	StorageVault Canada, Inc.	41,557	146,667
	Sun Life Financial, Inc. (SLF CN)	68,450	4,163,466
	Sun Life Financial, Inc. (SLF US)	77,593	4,722,310
	Superior Plus Corp.	86,623	492,853
	Supremex, Inc.	7,100	18,629
	Sylogist Ltd.	9,900	47,645
	Taiga Building Products Ltd.	5,000	12,299
*	Taseko Mines Ltd. (TGB US)	21,700	98,301
*	Taseko Mines Ltd. (TKO CN)	35,700	161,631
	TELUS Corp.	23,749	347,290
*	TELUS International CDA, Inc.	2,800	12,600
#	TerraVest Industries, Inc.	8,657	838,079
	TFI International, Inc. (TFII CN)	12,211	1,097,340
	TFI International, Inc. (TFII US)	1,281	114,944
#	Thomson Reuters Corp. (TRI US)	21,647	3,313,290
	Timbercreek Financial Corp.	26,630	126,073
	TMX Group Ltd.	73,300	2,703,511
*	Torex Gold Resources, Inc.	49,388	2,040,241
	Toromont Industries Ltd.	37,399	4,493,320
	Toronto-Dominion Bank (TD CN)	92,172	7,568,021
	Toronto-Dominion Bank (TD US)	130,774	10,740,469
	Total Energy Services, Inc.	27,509	276,550
	Transcontinental, Inc., Class A	37,833	531,127
	Trican Well Service Ltd.	87,285	326,724
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	30,548
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	523,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd. (TSU CN)	17,381	$478,967
	VersaBank (VBNK US)	3,158	37,485
*††	Victoria Gold Corp./Vancouver	1,006	65
*	Vitalhub Corp.	6,517	50,926
	Wajax Corp.	10,700	189,732
*	Wall Financial Corp.	1,000	11,258
*	Well Health Technologies Corp.	84,882	317,729
*	Wesdome Gold Mines Ltd.	103,095	1,555,374
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	1,482,643
*	Western Forest Products, Inc.	3,619	30,783
#	Wheaton Precious Metals Corp. (WPM US)	49,186	4,747,433
	Winpak Ltd.	12,300	377,274
	WSP Global, Inc.	28,196	5,390,521
	Yellow Pages Ltd.	3,240	25,411
TOTAL CANADA			447,274,721
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	586,439
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			586,439
DENMARK — (2.6%)
*	ALK-Abello AS	50,170	1,655,029
	Alm Brand AS	365,365	1,028,247
#	Ambu AS, Class B	25,166	391,445
*	Bang & Olufsen AS	49,211	100,604
*	Bavarian Nordic AS	35,701	1,319,093
	Carlsberg AS, Class B	14,189	1,668,336
#	cBrain AS	2,987	69,557
	Chemometec AS	3,546	433,358
	Coloplast AS, Class B	21,866	1,977,657
	Columbus AS	33,734	50,413
	Danske Bank AS	165,759	7,408,300
#*	Demant AS	32,010	1,064,977
#	DSV AS	32,018	6,832,853
	FLSmidth & Co. AS	25,906	2,017,550
*	Genmab AS (GMAB DC)	29,737	8,481,819
*	GN Store Nord AS	46,267	810,162
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNA DC), Class A	18,301	$103,349
	H Lundbeck AS (HLUNB DC)	124,313	906,631
*	H&H International AS, Class B	5,321	73,090
#*	Huscompagniet AS	3,263	21,775
	ISS AS	59,925	1,888,770
	Jeudan AS	785	24,874
	Jyske Bank AS	21,728	2,553,849
	Matas AS	23,541	467,330
	MT Hoejgaard Holding AS	299	19,614
*Ω	Netcompany Group AS	20,047	1,001,711
*	Nilfisk Holding AS	4,726	78,445
*	NKT AS	27,364	3,063,148
*Ω	NNIT AS	3,672	31,367
*	North Media AS	1,395	10,873
#	Novo Nordisk AS (NOVOB DC), Class B	660,210	32,503,241
	Novonesis Novozymes B, Class B	95,623	5,714,393
#*	NTG Nordic Transport Group AS	3,176	89,625
*Ω	Orsted AS	87,000	1,558,104
	Pandora AS	40,536	5,424,069
	Parken Sport & Entertainment AS	758	16,900
	Per Aarsleff Holding AS	7,791	884,696
	Ringkjoebing Landbobank AS	16,083	3,637,375
	Royal Unibrew AS	21,210	1,603,056
*	RTX AS	2,621	43,707
	Schouw & Co. AS	4,762	437,828
	Solar AS, Class B	3,287	104,294
	SP Group AS	6,285	283,455
	Sparekassen Sjaelland-Fyn AS	4,968	258,469
	Sydbank AS	24,097	2,057,191
	TCM Group AS	3,151	35,087
#	Tivoli AS	528	48,257
*	Trifork Group AG	5,690	75,142
	Tryg AS	111,991	2,760,464
	Vestas Wind Systems AS	252,556	5,165,301
	Vestjysk Bank AS	35,503	38,931
*	Zealand Pharma AS	7,878	623,737
TOTAL DENMARK			108,917,548

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (2.1%)
	Aktia Bank OYJ	27,365	$337,485
#	Alandsbanken Abp, Class B	263	13,733
	Alma Media OYJ	17,897	305,420
#	Anora Group OYJ	9,982	36,196
#	Citycon OYJ	13,086	44,433
	Digia OYJ	6,198	43,295
	Elisa OYJ	41,065	1,809,497
Ω	Enento Group OYJ	9,413	167,353
#	eQ OYJ	1,422	18,029
	Evli OYJ, Class B	498	12,342
#	Fiskars OYJ Abp	3,215	48,475
	Fortum OYJ	179,611	4,005,311
	F-Secure OYJ	43,507	85,904
	Gofore OYJ	3,493	56,965
	Harvia OYJ	6,433	268,858
	Hiab OYJ	26,891	1,489,230
	Huhtamaki OYJ	44,397	1,492,041
	Ilkka OYJ	2,760	12,698
*	Incap OYJ	1,295	13,955
	Kalmar OYJ, Class B	26,891	1,114,089
#	Kamux Corp.	10,602	23,783
	Kemira OYJ	52,787	1,161,802
	Kesko OYJ (KESKOA FH), Class A	61,177	1,307,656
	Kesko OYJ (KESKOB FH), Class B	170,498	3,596,589
*	Kojamo OYJ	19,972	242,005
	Kone OYJ, Class B	80,307	5,365,554
	Konecranes OYJ	35,033	3,458,023
	Lassila & Tikanoja OYJ	7,150	81,901
*	Lindex Group OYJ	26,585	82,929
	Mandatum OYJ	151,337	1,085,429
	Marimekko OYJ	15,410	227,156
#	Metsa Board OYJ (METSA FH), Class A	133	728
#	Metsa Board OYJ (METSB FH), Class B	34,622	117,446
#	Metso OYJ	353,148	5,791,271
	Neste OYJ	78,027	1,616,771
#	NoHo Partners OYJ	1,829	18,818
#	Nokia OYJ (NOK US), Sponsored ADR	68,512	473,418
	Nokia OYJ (NOKIA FH)	515,756	3,518,125
	Nokia OYJ (NOKIA FP)	4,241	28,777
#	Nokian Renkaat OYJ	31,152	314,145
	Nordea Bank Abp (NDA FH)	891,633	15,252,990
	Nordea Bank Abp (NDA SS)	126,848	2,167,535
		Shares	Value»
FINLAND — (Continued)
	Olvi OYJ, Class A	3,986	$136,030
#	Oma Saastopankki OYJ	2,848	35,986
	Oriola OYJ (OKDBV FH), Class B	44,057	59,954
#	Orion OYJ (ORNAV FH), Class A	10,006	700,608
	Orion OYJ (ORNBV FH), Class B	47,289	3,302,331
	Outokumpu OYJ	194,622	837,091
	Pihlajalinna OYJ	7,347	126,223
	Ponsse OYJ	4,654	136,274
	Puuilo OYJ	30,785	504,068
#*	QT Group OYJ	6,824	279,604
	Raisio OYJ, Class V	46,952	136,129
#*	Remedy Entertainment OYJ	787	12,433
	Revenio Group OYJ	8,515	237,661
	Sampo OYJ, Class A	682,230	7,601,675
	Sanoma OYJ	38,158	466,386
	Scanfil OYJ	6,480	81,724
	Stora Enso OYJ, Class R	212,273	2,471,739
	Taaleri PLC	5,611	46,573
#	Talenom OYJ	4,208	15,321
Ω	Terveystalo OYJ	103,507	1,113,519
	TietoEVRY OYJ	43,781	939,692
#	Tokmanni Group Corp.	19,181	189,605
#	UPM-Kymmene OYJ	70,205	1,883,761
	Vaisala OYJ, Class A	13,918	687,198
#	Valmet OYJ	51,181	1,665,361
	Wartsila OYJ Abp	235,487	7,704,458
*	WithSecure OYJ	30,765	60,920
#*	YIT OYJ	33,194	112,202
TOTAL FINLAND			88,852,686
FRANCE — (8.1%)
#*	74Software SA	7,355	303,387
	Aeroports de Paris SA	13,537	1,857,019
	Airbus SE	93,989	23,174,964
	AKWEL SADIR	2,084	26,648
*	Alstom SA	136,727	3,419,211
#	Altamir	583	18,443
	Alten SA	13,900	1,144,738
Ω	Amundi SA	28,934	2,144,946
#*Ω	Aramis Group SAS	7,169	51,933
	Arkema SA	20,253	1,202,272
	Assystem SA	1,932	96,898
	Aubay	2,680	154,557
	AXA SA	200,919	8,717,555
Ω	Ayvens SA	47,593	634,952

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Bastide le Confort Medical	1,130	$32,170
#	Beneteau SACA	13,410	129,259
	BioMerieux	12,372	1,592,903
	BNP Paribas SA	110,305	8,543,999
	Boiron SA	1,876	60,758
	Bollore SE	171,523	955,105
	Bouygues SA	54,320	2,451,902
	Bureau Veritas SA	129,551	4,257,361
	Capgemini SE	38,257	5,885,663
	Carrefour SA	300,378	4,523,977
	Catana Group	7,575	25,508
	CBo Territoria	19,983	83,840
*	Cegedim SA	3,604	47,342
	Cie des Alpes	7,941	182,171
*	Claranova SE	19,560	38,083
*	Clariane SE	28,337	121,825
	Coface SA	53,480	941,905
	Credit Agricole SA	185,981	3,357,212
	Danone SA	40,271	3,556,599
	Dassault Aviation SA	2,624	845,571
	Dassault Systemes SE	80,089	2,279,152
	Derichebourg SA	35,040	239,026
	Edenred SE	38,355	1,102,482
	Eiffage SA	38,638	4,754,396
*Ω	Elior Group SA	49,414	159,575
	Equasens	164	7,179
	EssilorLuxottica SA	12,823	4,696,022
	Esso SA Francaise	1,390	156,284
	Eurazeo SE	20,491	1,396,828
	Eurofins Scientific SE	32,355	2,281,981
Ω	Euronext NV	14,296	2,043,066
#*	Eutelsat Communications SACA	68,601	265,401
	Exel Industries SA, Class A	353	13,999
	FDJ UNITED	65,130	1,897,699
*	Figeac Aero	664	9,302
	Fnac Darty SA (FNAC FP)	6,683	218,863
*	Forvia SE (1EO IM)	2,574	33,112
*	Forvia SE (FRVIA FP)	53,603	686,417
	Gaztransport Et Technigaz SA	26,974	5,341,659
	Getlink SE	119,809	2,186,900
	GL Events SACA	4,130	131,895
	Groupe Crit SA	1,898	135,711
	Groupe SFPI	8,310	16,854
	Haulotte Group SA	9,012	21,088
	Hermes International SCA	7,522	18,612,880
		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group SACA	865	$392,871
	Imerys SA	4,002	98,577
	Infotel SA	2,372	110,180
	Interparfums SA	15,150	498,346
	Ipsen SA	19,303	2,712,674
	IPSOS SA	18,582	712,274
#	Jacquet Metals SACA	6,987	141,076
	JCDecaux SE	22,068	401,516
	Kaufman & Broad SA	9,766	328,646
	Kering SA	10,909	3,873,970
	Laurent-Perrier	972	104,869
#	Lectra	711	18,856
	Legrand SA	44,730	7,724,321
	Linedata Services	233	12,050
	LISI SA	2,079	121,777
	LNA Sante SA	321	8,950
	L'Oreal SA	50,782	21,191,903
*	Lumibird	531	13,301
	LVMH Moet Hennessy Louis Vuitton SE	56,239	39,750,996
*Ω	Maisons du Monde SA	8,847	20,851
	Manitou BF SA	3,944	79,216
	Metropole Television SA	15,263	210,573
	Nexans SA	15,855	2,232,419
#*	Nexity SA	16,855	176,420
	Oeneo SA	5,443	57,971
	Opmobility	8,426	137,627
	Orange SA (ORA FP)	882,909	14,123,334
	Pernod Ricard SA	25,387	2,486,416
*	Pierre Et Vacances SA	19,662	36,844
	Pluxee NV	27,167	524,799
	Publicis Groupe SA (PUB FP)	76,094	7,626,834
	Quadient SA	11,894	204,713
#	Remy Cointreau SA	1,112	55,094
	Renault SA	75,063	2,916,887
	Rexel SA	127,326	4,415,026
	Robertet SA	322	309,037
	Rubis SCA	41,180	1,495,326
	SA d'Explosifs et de Produits Chimiques	100	23,290
	Safran SA	54,414	19,334,291
	Samse SACA	200	28,922
	Sanofi SA (SAN FP)	114,758	11,609,238
	Sartorius Stedim Biotech	3,208	767,256
	Savencia SA	246	17,697
	Schneider Electric SE (0NWV LI)	278	78,637
	Schneider Electric SE (SU FP)	54,213	15,446,898

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SCOR SE	111,660	$3,380,146
	SEB SA	5,619	310,921
	SES SA	153,657	1,177,377
*Ω	SMCP SA	17,880	125,922
	Societe BIC SA	7,022	390,715
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	51,712
	Societe Generale SA	190,730	12,096,212
#*	Solutions 30 SE	17,753	20,426
	Sopra Steria Group	8,580	1,335,445
	SPIE SA	67,490	3,434,725
#	Stef SA	917	127,913
	Sword Group	3,554	150,390
	Synergie SE	4,886	189,260
	Technip Energies NV	94,663	3,846,541
	Teleperformance SE	19,820	1,415,318
	Television Francaise 1 SA	28,402	259,837
#	TFF Group	240	5,147
	Thales SA	18,857	5,377,126
	Thermador Groupe	3,288	289,517
#	Tikehau Capital SCA	14,025	291,328
	Trigano SA	3,683	612,889
*	Ubisoft Entertainment SA	22,927	204,692
	Valeo SE	31,621	437,168
	Vallourec SACA	86,392	1,610,742
	Veolia Environnement SA (VIE FP)	21,512	710,909
	Vetoquinol SA	921	79,203
	VIEL & Cie SA	5,994	121,657
	Vinci SA	79,513	10,632,180
	Virbac SACA	1,494	610,900
*	Viridien	3,122	382,301
	Vivendi SE	258,056	929,509
#*	Voltalia SA	15,424	126,939
	VusionGroup	1,961	545,062
#	Wavestone	1,980	117,825
#*Ω	Worldline SA	44,515	120,685
TOTAL FRANCE			343,419,855
GERMANY — (7.0%)
*	7C Solarparken AG	18,634	34,170
	Adesso SE	1,280	138,218
	adidas AG	38,730	7,323,160
	Adtran Networks SE	4,294	106,943
	AIXTRON SE	15,048	241,143
	All for One Group SE	996	46,848
	Allgeier SE	3,172	66,870
	Allianz SE (ALV GR)	37,331	15,001,149
	Amadeus Fire AG	3,509	213,412
*	Aroundtown SA	195,720	699,398
	Atoss Software SE	3,950	529,755
		Shares	Value»
GERMANY — (Continued)
Ω	Aumann AG	1,641	$23,813
*	Aumovio SE	15,062	647,573
	Aurubis AG	16,913	2,205,232
*	Basler AG	1,078	21,630
	Bayerische Motoren Werke AG	54,402	5,072,706
#*	BayWa AG (BYW6 GR)	7,019	41,726
	Bechtle AG	41,549	1,756,261
#	Beiersdorf AG	21,721	2,302,730
	Bertrandt AG	1,819	41,990
	Bijou Brigitte AG	991	46,501
	Bilfinger SE	12,322	1,329,452
	Borussia Dortmund GmbH & Co. KGaA	25,391	100,362
#*	BRANICKS Group AG	12,592	28,398
#	Brenntag SE	56,836	3,156,599
*Ω	Brockhaus Technologies AG	416	6,184
	CANCOM SE (COK GR)	10,650	302,954
	Carl Zeiss Meditec AG	9,586	486,211
*	Ceconomy AG	74,997	383,956
#*	CENIT AG	2,917	23,751
	Cewe Stiftung & Co. KGaA	3,319	380,296
	Commerzbank AG	213,718	7,792,795
	Continental AG	30,124	2,301,831
*	Covestro AG	65,635	4,584,323
#	CTS Eventim AG & Co. KGaA	27,822	2,492,611
	Daimler Truck Holding AG	168,354	6,748,076
#*Ω	Delivery Hero SE	1,884	47,853
#	Deutsche Bank AG (DB US)	41,253	1,475,620
	Deutsche Bank AG (DBK GR)	146,878	5,258,257
#	Deutsche Beteiligungs AG	5,305	145,341
	Deutsche Boerse AG	34,209	8,663,086
	Deutsche EuroShop AG	663	14,177
#Ω	Deutsche Pfandbriefbank AG	65,021	341,981
	Deutsche Post AG	182,134	8,368,393
	Deutsche Telekom AG (DTE GR)	337,881	10,465,922
	Deutsche Wohnen SE	9,457	235,695
	Deutz AG	29,062	288,059

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA	1,079	$75,986
	Duerr AG	18,847	439,599
Ω	DWS Group GmbH & Co. KGaA	19,199	1,229,112
	E.ON SE	924,938	17,209,744
	Elmos Semiconductor SE	2,017	190,746
	ElringKlinger AG	8,425	39,323
#	Energiekontor AG	1,757	68,555
	Evonik Industries AG	77,337	1,296,016
*	Evotec SE	18,382	149,701
	Fabasoft AG	3,054	53,131
	Fielmann Group AG	7,266	396,822
	flatexDEGIRO AG	39,205	1,487,122
	FORTEC Elektronik AG	383	5,278
#*	Fraport AG Frankfurt Airport Services Worldwide	13,920	1,193,149
	Freenet AG	63,008	1,959,413
	Fresenius Medical Care AG (FME GR)	27,130	1,456,535
	Fresenius SE & Co. KGaA	51,589	2,968,583
	Friedrich Vorwerk Group SE	1,576	169,684
	FUCHS SE	23,091	819,086
	GEA Group AG	92,131	6,589,911
	Gesco SE	3,348	61,336
#	GFT Technologies SE	4,517	92,793
*	Grand City Properties SA	16,052	204,395
	Hawesko Holding SE	1,210	29,232
#*	Heidelberger Druckmaschinen AG	82,259	185,522
	Hella GmbH & Co. KGaA	213	19,827
*	HelloFresh SE	40,435	327,789
	Henkel AG & Co. KGaA	24,186	1,806,053
#	Hensoldt AG	31,479	3,355,587
	HOCHTIEF AG	10,134	2,908,851
	Hornbach Holding AG & Co. KGaA	4,368	437,050
	HUGO BOSS AG	20,367	903,581
	Indus Holding AG	5,742	148,704
	Infineon Technologies AG (IFX GR)	164,614	6,534,006
	Init Innovation in Traffic Systems SE	717	38,649
Ω	Instone Real Estate Group SE	20,009	191,514
		Shares	Value»
GERMANY — (Continued)
*	IONOS Group SE	11,907	$422,891
	IVU Traffic Technologies AG	4,593	108,609
	Jenoptik AG	13,495	304,798
Ω	JOST Werke SE	6,051	352,529
	K&S AG	15,845	206,419
#	KION Group AG	25,987	1,846,491
	Kloeckner & Co. SE	11,670	74,622
*	Knaus Tabbert AG	2,076	35,971
	Knorr-Bremse AG	39,485	3,673,999
*	Koenig & Bauer AG	3,611	55,413
#	Kontron AG	15,395	402,403
	Krones AG	7,777	1,129,597
	KWS Saat SE & Co. KGaA	4,116	317,276
	Lanxess AG	27,636	658,111
#	Leifheit AG	1,957	33,606
*	LPKF Laser & Electronics SE	7,573	57,564
*	Medios AG	515	7,249
	Mercedes-Benz Group AG	121,399	7,876,918
	MLP SE	28,411	233,181
	MTU Aero Engines AG	12,300	5,375,408
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,890	10,449,740
	Mutares SE & Co. KGaA	4,664	148,885
#	Nagarro SE	3,351	186,896
	Nemetschek SE	27,202	3,143,205
*	Nordex SE	55,299	1,633,020
	Norma Group SE	4,317	70,049
#	Patrizia SE	20,944	175,383
*	Pentixapharm Holding AG	5,983	10,626
	Pfeiffer Vacuum Technology AG	1,437	258,345
	Puma SE (PUM GR)	44,039	936,397
*	PVA TePla AG	4,827	147,610
*	q.beyond AG	35,343	34,747
#	Qiagen NV	62,282	2,921,410
	Rational AG	3,199	2,346,781
	Rheinmetall AG	7,601	14,941,925
#	RTL Group SA	14,060	542,871
	SAF-Holland SE	6,396	104,043
	SAP SE (SAP GR)	86,919	22,605,229
	SAP SE (SAP US), Sponsored ADR	2,854	742,069
	Schaeffler AG	37,198	301,787
Ω	Scout24 SE	15,697	1,815,299
	Secunet Security Networks AG	525	120,606
#*	SFC Energy AG	1,752	31,944

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Siemens AG (SIE GR)	74,214	$21,032,040
*	Siemens Energy AG	113,713	14,166,968
Ω	Siemens Healthineers AG	39,183	2,196,205
	Sixt SE	8,425	740,623
*	SMA Solar Technology AG	3,459	103,740
#	Stabilus SE	4,379	109,933
	STRATEC SE	2,512	67,950
	Stroeer SE & Co. KGaA	11,604	507,723
	Surteco Group SE	706	10,078
	SUSS MicroTec SE	8,081	259,685
#	Symrise AG	48,255	3,990,640
	TAG Immobilien AG	69,452	1,152,967
#	Takkt AG	13,480	70,005
*	Talanx AG	26,514	3,228,644
#*Ω	TeamViewer SE	49,396	363,587
	Technotrans SE	1,764	72,511
	United Internet AG	39,002	1,204,063
	Verbio SE	9,842	174,816
	Volkswagen AG	2,682	282,902
	Vossloh AG	2,950	269,049
	Wacker Chemie AG	2,649	208,928
	Wacker Neuson SE	12,495	272,064
	Washtec AG	4,132	196,649
*	Westwing Group SE	1,169	15,503
	Wuestenrot & Wuerttembergische AG	10,291	167,761
*Ω	Zalando SE	84,061	2,355,605
	Zeal Network SE	1,505	84,388
TOTAL GERMANY			297,172,745
HONG KONG — (0.9%)
	Aeon Credit Service Asia Co. Ltd.	18,000	17,541
	AIA Group Ltd.	1,303,600	12,684,979
	Analogue Holdings Ltd.	192,000	22,205
#*	Apollo Future Mobility Group Ltd.	86,400	7,675
	ASMPT Ltd.	48,400	509,448
	Bank of East Asia Ltd.	107,200	184,576
	Best Mart 360 Holdings Ltd.	90,000	24,085
	BOC Hong Kong Holdings Ltd.	282,000	1,385,668
Ω	Budweiser Brewing Co. APAC Ltd.	171,900	174,366
	Build King Holdings Ltd.	110,000	21,660
		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co. Ltd.	800	$6,048
*	China Star Entertainment Ltd.	130,000	36,316
	Chinese Estates Holdings Ltd.	140,000	23,555
	Chow Sang Sang Holdings International Ltd.	138,000	246,934
	CK Asset Holdings Ltd.	159,823	790,683
	C-Mer Medical Holdings Ltd.	204,000	47,799
#††	Convoy, Inc.	528,000	2,127
*	Cowell e Holdings, Inc.	66,000	262,197
Ω	Crystal International Group Ltd.	100,500	88,091
*	CSC Holdings Ltd.	12,550,000	54,866
*	CSI Properties Ltd.	966,000	22,353
	CTF Services Ltd.	393,242	424,919
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	159,676
	Dah Sing Financial Holdings Ltd.	54,000	249,687
*	Deep Source Holdings Ltd.	2,610,000	255,358
	Dickson Concepts International Ltd.	63,000	42,604
#*	DL Holdings Group Ltd.	37,000	12,026
	Dynamic Holdings Ltd.	46,000	72,115
	Emperor Watch & Jewellery Ltd.	870,000	31,898
*	ENM Holdings Ltd.	376,000	14,274
*	Esprit Holdings Ltd.	109,810	18,259
	Far East Consortium International Ltd.	360,043	35,223
	FSE Lifestyle Services Ltd.	50,000	37,196
	Giordano International Ltd.	496,000	94,400
	Glorious Sun Enterprises Ltd.	129,000	22,093
*††	Gold Financial Holdings Ltd.	44,000	0
	Great Eagle Holdings Ltd.	45,693	85,565
	G-Resources Group Ltd.	130,050	135,235

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Guoco Group Ltd.	10,000	$99,679
#	Guotai Junan International Holdings Ltd.	985,000	483,074
	Hang Lung Group Ltd.	155,000	294,948
	Hang Lung Properties Ltd.	420,972	468,770
	Hang Seng Bank Ltd.	75,300	1,467,969
*	Hanison Construction Holdings Ltd.	9,806	306
*	HKR International Ltd.	83,200	11,615
	HKT Trust & HKT Ltd.	685,000	1,000,218
	Hong Kong Ferry Holdings Co. Ltd.	92,000	57,032
	Hong Kong Technology Venture Co. Ltd.	182,794	33,776
Ω	Honma Golf Ltd.	11,500	4,929
	Hysan Development Co. Ltd.	103,000	213,391
	IGG, Inc.	298,000	149,376
Ω	Impro Precision Industries Ltd.	135,000	86,895
	JBM Healthcare Ltd.	30,000	11,406
#	Johnson Electric Holdings Ltd.	90,000	422,307
	K Wah International Holdings Ltd.	572,000	162,621
	Kerry Properties Ltd.	221,500	558,283
	KLN Logistics Group Ltd.	151,500	140,210
	Kowloon Development Co. Ltd.	200,932	97,777
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,046	200
	Liu Chong Hing Investment Ltd.	96,000	54,119
	Luk Fook Holdings International Ltd.	155,000	495,570
	Man Wah Holdings Ltd.	430,400	262,752
*	Melco International Development Ltd.	66,000	39,650
	MGM China Holdings Ltd.	158,000	302,639
*	Midland Holdings Ltd.	251,026	70,836
	Modern Dental Group Ltd.	116,000	77,971
	NagaCorp Ltd.	193,140	129,505
		Shares	Value»
HONG KONG — (Continued)
*	New World Development Co. Ltd.	435,000	$402,651
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	210,476	92,099
	PAX Global Technology Ltd.	301,000	206,219
	PC Partner Group Ltd.	124,000	99,220
	PCCW Ltd.	777,000	555,065
#	Perfect Medical Health Management Ltd.	183,000	32,497
	Pico Far East Holdings Ltd.	406,000	137,022
	Playmates Toys Ltd.	96,000	6,676
	Plover Bay Technologies Ltd.	80,000	65,992
	PRADA SpA	180,100	1,062,818
#	Sa Sa International Holdings Ltd.	410,000	32,716
Ω	Samsonite Group SA	568,200	1,188,140
	Sands China Ltd.	182,800	476,424
*	Shandong Hi-Speed Holdings Group Ltd.	376,000	99,839
*	Shun Tak Holdings Ltd.	264,000	24,832
	Singamas Container Holdings Ltd.	542,000	45,266
	Sino Land Co. Ltd.	601,822	747,544
*	Sinohope Technology Holdings Ltd.	55,500	32,481
#*	SJM Holdings Ltd.	361,000	131,377
*	Smart Digital Technology Group Ltd.	50,000	16,088
*	Solomon Systech International Ltd.	330,000	21,193
*	Soundwill Holdings Ltd.	11,500	8,917
	Sun Hung Kai Properties Ltd.	157,707	1,919,102
	Sundart Holdings Ltd.	134,000	12,561
	Swire Pacific Ltd. (19 HK), Class A	62,000	512,078
	Swire Pacific Ltd. (87 HK), Class B	112,500	166,696
	Swire Properties Ltd.	83,600	227,749
	Tai Hing Group Holdings Ltd.	93,000	13,399

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Techtronic Industries Co. Ltd.	268,000	$3,125,954
*	Television Broadcasts Ltd.	102,000	43,544
	Town Health International Medical Group Ltd.	952,000	33,666
	Tradelink Electronic Commerce Ltd.	224,000	29,400
	Value Partners Group Ltd.	156,000	49,315
*	Viva Goods Co. Ltd.	1,016,000	77,135
*	Vobile Group Ltd.	174,000	115,988
	VSTECS Holdings Ltd.	186,400	230,791
	VTech Holdings Ltd.	41,500	338,461
	Wharf Real Estate Investment Co. Ltd.	268,000	762,787
	Wing Tai Properties Ltd.	18,000	3,874
	Wynn Macau Ltd.	276,400	235,024
	YesAsia Holdings Ltd.	46,000	29,585
*	Yunfeng Financial Group Ltd.	28,000	15,085
TOTAL HONG KONG			38,928,794
IRELAND — (0.5%)
	AIB Group PLC	783,187	7,218,107
	Bank of Ireland Group PLC	414,757	6,790,804
	Cairn Homes PLC	358,413	796,416
	Dalata Hotel Group PLC	45,332	336,287
	FBD Holdings PLC (FBD ID)	14,225	237,952
	Glanbia PLC (GLB ID)	53,426	904,285
*Ω	Glenveagh Properties PLC	263,160	578,434
	Kerry Group PLC (KYGA ID), Class A	19,226	1,753,849
	Kingspan Group PLC (KSP ID)	44,267	3,314,637
*	Permanent TSB Group Holdings PLC	6,807	22,811
TOTAL IRELAND			21,953,582
ISRAEL — (0.9%)
#*	Abra Information Technologies Ltd.	16,331	22,014
	Ackerstein Group Ltd.	1,931	5,750
*	AFI Properties Ltd.	5,225	354,224
		Shares	Value»
ISRAEL — (Continued)
	Africa Israel Residences Ltd.	2,276	$198,207
*	Airport City Ltd.	16,977	335,571
*	Allot Ltd.	5,136	50,424
	Alony Hetz Properties & Investments Ltd.	26,451	324,301
	Altshuler Shaham Finance Ltd.	16,656	44,049
#	Amos Luzon Development & Energy Group Ltd.	25,438	28,982
	Arad Ltd.	4,385	70,070
*	Argo Properties NV	3,398	124,583
	Ari Real Estate Arena Investment Ltd.	19,579	17,803
*	Ashdod Refinery Ltd.	1,321	22,374
	Ashtrom Group Ltd.	11,089	253,367
	AudioCodes Ltd. (AUDC IT)	772	6,862
	AudioCodes Ltd. (AUDC US)	7,436	66,403
#	Aura Investments Ltd.	53,611	386,703
	Automatic Bank Services Ltd.	3,721	25,868
*	Avgol Industries 1953 Ltd.	36,631	15,494
	Ayalon Holdings Ltd.	1,303	27,450
	Azorim-Investment Development & Construction Co. Ltd.	17,797	119,202
	Azrieli Group Ltd.	1,558	164,372
	Bank Hapoalim BM	102,634	2,081,690
	Bank Leumi Le-Israel BM	157,351	3,193,591
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	413,839
	Big Shopping Centers Ltd.	1,996	446,522
	Blue Square Real Estate Ltd.	1,661	200,721
#*	Camtek Ltd.	1,965	245,564
	Carasso Motors Ltd.	14,778	177,549
	Carasso Real Estate Ltd.	1,280	15,282
*	Cielo-Blu Group Ltd.	22,037	27,284
	Clal Insurance Enterprises Holdings Ltd.	31,127	1,730,823
*	Compugen Ltd.	14,192	23,590
	Danel Adir Yeoshua Ltd.	2,260	312,737
	Danya Cebus Ltd.	3,427	144,070
	Delta Galil Ltd.	4,359	243,373

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delta Israel Brands Ltd.	1,130	$36,633
#	Diplomat Holdings Ltd.	1,548	24,509
#	Direct Finance of Direct Group 2006 Ltd.	450	77,981
	Dor Alon Energy in Israel 1988 Ltd.	1,328	59,857
*	Doral Group Renewable Energy Resources Ltd.	60,282	431,864
	Duniec Brothers Ltd.	246	20,446
#	E&M Computing Ltd.	5,670	16,608
	Elbit Systems Ltd. (ESLT US)	1,786	851,476
	Electra Consumer Products 1970 Ltd.	4,921	170,428
	Electra Ltd.	18,160	575,458
*	Electra Real Estate Ltd.	514	7,857
*	Ellomay Capital Ltd.	2,313	46,247
	Energix-Renewable Energies Ltd.	72,572	335,177
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	718,760
*	Enlight Renewable Energy Ltd. (ENLT US)	11,932	420,006
	First International Bank of Israel Ltd.	8,738	628,454
	FMS Enterprises Migun Ltd.	1,725	99,238
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	447,837
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	221,514
	Fox Wizel Ltd.	3,392	390,801
	Gav-Yam Lands Corp. Ltd.	849	10,575
*	Gilat Satellite Networks Ltd.	8,704	125,441
*	Hagag Group Real Estate Development	18,978	136,370
	Harel Insurance Investments & Financial Services Ltd.	27,993	975,646
		Shares	Value»
ISRAEL — (Continued)
	Hilan Ltd.	6,150	$484,501
	Hiper Global Ltd.	5,670	32,259
	ICL Group Ltd.	45,465	297,818
	IDI Insurance Co. Ltd.	4,267	253,003
	Ilex Medical Ltd.	2,010	40,283
	Inrom Construction Industries Ltd.	21,432	159,680
	Israel Canada TR Ltd.	28,473	148,328
	Israel Discount Bank Ltd., Class A	70,244	702,003
#	Israel Shipyards Industries Ltd.	1,109	42,619
*	Israir Group Ltd.	35,939	19,801
	Isras Investment Co. Ltd.	412	115,435
	Isrotel Ltd.	952	37,717
	Kamada Ltd. (KMDA IT)	4,386	30,638
	Kvutzat Acro Ltd.	7,991	116,847
	Land Development Nimrodi Group Ltd.	7,139	81,754
	Lapidoth Capital Ltd.	2,897	72,694
	Libra Insurance Co. Ltd.	2,853	14,048
	M Yochananof & Sons Ltd.	2,246	190,055
	Magic Software Enterprises Ltd. (MGIC IT)	312	6,395
	Magic Software Enterprises Ltd. (MGIC US)	20,236	418,480
*	Malam - Team Ltd.	1,445	62,039
	Matrix IT Ltd.	13,031	482,585
	Max Stock Ltd.	15,933	115,104
	Maytronics Ltd.	9,928	12,291
	Mediterranean Towers Ltd.	19,996	88,187
	Mega Or Holdings Ltd.	6,763	415,270
	MENIF - Financial Services Ltd.	9,819	62,239
	Menora Mivtachim Holdings Ltd.	10,987	1,094,412
	Meshulam Levinstein Contracting & Engineering Ltd.	498	75,045
	Migdal Insurance & Financial Holdings Ltd.	29,357	105,348
	Mivne Real Estate KD Ltd.	149,167	658,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	800	$75,698
	Mizrahi Tefahot Bank Ltd.	11,132	723,775
	Nawi Group Ltd.	2,712	44,862
*	Nayax Ltd.	808	33,782
	Neto Malinda Trading Ltd.	3,471	152,408
	Next Vision Stabilized Systems Ltd.	16,681	732,360
*	Nexxen International Ltd.	5,894	49,865
*	Nice Ltd. (NICE IT)	528	72,023
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	602,671
	Novolog Ltd.	129,670	50,417
	Oil Refineries Ltd.	888,081	259,275
	One Software Technologies Ltd.	16,381	440,478
*	OY Nofar Energy Ltd.	2,907	92,796
	Palram Industries 1990 Ltd.	5,815	133,988
	Partner Communications Co. Ltd.	65,428	649,631
	Paz Retail & Energy Ltd.	6,409	1,369,279
#*	Perion Network Ltd.	11,494	108,086
	Phoenix Financial Ltd.	78,881	3,036,683
	Plasson Industries Ltd.	847	49,352
	Polyram Plastic Industries Ltd.	14,681	51,220
	Prashkovsky Investments & Construction Ltd.	2,819	143,778
*	Priortech Ltd.	1,051	80,345
	Qualitau Ltd.	1,731	266,135
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	357,884
*	Rani Zim Shopping Centers Ltd.	20,347	35,919
#*	Rapac Communication & Infrastructure Ltd.	1,869	34,772
	Retailors Ltd.	6,404	114,739
	Sano-Brunos Enterprises Ltd.	805	97,905
	Scope Metals Group Ltd.	3,137	151,692
		Shares	Value»
ISRAEL — (Continued)
*	Shikun & Binui Soltec Renewable Energy	55,692	$46,499
	Shufersal Ltd.	60,356	750,102
	Summit Real Estate Holdings Ltd.	15,948	326,556
#	Tadiran Group Ltd.	1,128	60,073
#*	TAT Technologies Ltd.	916	39,290
#	Telsys Ltd.	1,322	79,820
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	765,490
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	1,209,569
	Tiv Taam Holdings 1 Ltd.	10,936	29,641
	Turpaz Industries Ltd.	13,251	216,695
*	Veridis Environment Ltd.	4,021	40,008
	Victory Supermarket Chain Ltd.	2,615	37,043
	Villar International Ltd.	619	36,519
	YD More Investments Ltd.	9,397	128,103
	YH Dimri Construction & Development Ltd.	2,970	358,369
TOTAL ISRAEL			39,320,974
ITALY — (2.8%)
	A2A SpA	307,439	895,761
	ACEA SpA	27,501	667,013
#	Amplifon SpA	39,363	672,704
	Ariston Holding NV	32,764	136,217
	Arnoldo Mondadori Editore SpA	81,401	195,615
	Ascopiave SpA	41,478	153,906
#	Avio SpA	353	15,298
	Azimut Holding SpA	69,440	2,717,657
	B&C Speakers SpA	956	16,728
	Banca Generali SpA	29,500	1,670,761
	Banca IFIS SpA	10,903	281,686
	Banca Mediolanum SpA	99,397	1,998,323
#	Banca Monte dei Paschi di Siena SpA	466,123	4,088,121
*Ω	Banca Sistema SpA	11,045	19,976
#	BasicNet SpA	14,461	114,689
*Ω	BFF Bank SpA	86,415	1,043,074
	Biesse SpA	4,084	26,742

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	BPER Banca SpA	553,181	$6,628,156
#	Brunello Cucinelli SpA	14,615	1,481,206
*	Cairo Communication SpA	29,771	98,880
Ω	Carel Industries SpA	4,627	120,292
	Cembre SpA	670	48,807
*	CIR SpA-Compagnie Industriali	136,243	108,694
	Comer Industries SpA	320	13,575
	Credito Emiliano SpA	22,111	350,048
	Datalogic SpA	6,610	35,049
#	Davide Campari-Milano NV	72,461	504,464
	De' Longhi SpA	11,382	415,443
	Emak SpA	20,039	23,574
Ω	Enav SpA	41,833	218,582
	Enel SpA	828,305	8,378,932
	ERG SpA	18,489	476,944
	Esprinet SpA	17,273	115,642
	Ferrari NV (RACE IM)	8,345	3,342,083
#	Ferrari NV (RACE US)	11,040	4,459,608
#	Ferretti SpA	34,012	111,719
	Fila SpA	7,599	83,320
	FinecoBank Banca Fineco SpA	345,969	7,915,821
	FNM SpA	22,102	11,586
	Garofalo Health Care SpA	4,444	26,778
	Gefran SpA	856	12,336
	GPI SpA	2,000	39,262
	Hera SpA	510,606	2,291,694
	IMMSI SpA	75,654	50,288
	Intercos SpA	8,316	113,342
	Interpump Group SpA	12,616	651,116
	Intesa Sanpaolo SpA	1,637,328	10,553,132
	Iren SpA	103,840	306,406
	Italgas SpA	286,718	3,008,511
#	Italian Sea Group SpA	2,613	14,549
	Italmobiliare SpA	4,148	155,814
	Iveco Group NV	78,399	1,666,222
	Leonardo SpA	48,967	2,880,958
	Lottomatica Group SpA	31,573	778,532
	LU-VE SpA	1,230	51,213
	Maire SpA	82,336	1,250,110
#	MARR SpA	11,918	126,447
	MFE-MediaForEurope NV, Class A	89,106	321,681
#	MFE-MediaForEurope NV (MFEA IM), Class A	83,358	295,150
	Moncler SpA	109,297	6,556,656
		Shares	Value»
ITALY — (Continued)
Ω	Nexi SpA	91,887	$484,485
Ω	OVS SpA	100,260	505,999
	Pharmanutra SpA	1,858	99,214
#	Piaggio & C SpA	34,873	79,392
	Prysmian SpA	45,612	4,755,677
	Recordati Industria Chimica e Farmaceutica SpA	33,654	2,003,145
	Reply SpA	9,757	1,369,345
*	Revo SpA	3,451	71,007
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	72,778
*	Safilo Group SpA	87,662	171,279
#	Saipem SpA	1,135,846	2,961,087
#*	Salvatore Ferragamo SpA	10,503	84,681
#	Sanlorenzo SpA	6,170	241,236
	Sesa SpA	4,115	382,945
	Snam SpA	321,461	1,982,648
	Sogefi SpA	10,917	44,025
	SOL SpA	17,027	996,949
	Stellantis NV (STLA US)	97,814	991,834
#	Stellantis NV (STLA UX)	160,392	1,626,375
	Tamburi Investment Partners SpA	51,995	524,816
Ω	Technogym SpA	54,150	980,822
*	Telecom Italia SpA (TIT IM)	4,917,362	2,899,487
*	Telecom Italia SpA (TITR IM)	2,631,887	1,749,903
	Tenaris SA (TEN IM)	47,641	946,858
#	Tenaris SA (TS US), ADR	26,146	1,040,611
	Terna - Rete Elettrica Nazionale	97,996	1,004,858
	Tinexta SpA	4,730	80,855
	TXT e-solutions SpA	4,111	156,641
	UniCredit SpA	84,547	6,260,420
	Unipol Assicurazioni SpA	161,525	3,536,311
	Webuild SpA	155,398	628,010
TOTAL ITALY			119,540,586
JAPAN — (19.1%)
#	&Do Holdings Co. Ltd.	2,700	18,910
	A&D HOLON Holdings Co. Ltd.	8,800	115,343
#	AB & Company Co. Ltd.	3,400	24,187
	ABC-Mart, Inc.	25,000	428,295

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Achilles Corp.	4,100	$33,361
	Acom Co. Ltd.	98,800	281,656
#	AD Works Group Co. Ltd.	19,300	59,558
	ADEKA Corp.	42,500	962,956
#	Ad-sol Nissin Corp.	7,800	74,275
	Advan Group Co. Ltd.	8,700	48,673
	Advanced Media, Inc.	3,000	20,947
	Advantest Corp.	127,000	19,017,716
*	Adventure, Inc.	700	11,843
	Aeon Co. Ltd.	316,062	4,999,058
*	Aeon Fantasy Co. Ltd.	2,500	45,166
	AEON Financial Service Co. Ltd.	19,800	193,668
#	Aeon Hokkaido Corp.	15,400	86,786
#	Aeon Kyushu Co. Ltd.	1,900	36,950
	AGS Corp.	1,200	11,617
#	Ai Holdings Corp.	9,300	161,547
	Aica Kogyo Co. Ltd.	20,600	485,114
	Aichi Corp.	13,000	108,617
#	Aichi Steel Corp.	32,800	564,712
	Aichi Tokei Denki Co. Ltd.	2,000	36,213
	Aida Engineering Ltd.	14,500	86,723
	Ain Holdings, Inc.	13,500	565,639
	Aiphone Co. Ltd.	3,600	65,795
	Air Water, Inc.	43,100	601,900
	Airman Corp.	9,300	116,057
	Airtech Japan Ltd.	2,700	22,192
#*	Airtrip Corp.	2,000	11,259
	Aisan Industry Co. Ltd.	14,500	196,473
	Aisin Corp.	42,900	770,921
#	AIT Corp.	8,400	109,148
	Ajis Co. Ltd.	2,400	45,932
	Akatsuki Corp.	10,000	34,675
	Akatsuki, Inc.	2,900	49,389
*	Akebono Brake Industry Co. Ltd.	30,700	22,832
	Akita Bank Ltd.	4,200	99,514
#	Albis Co. Ltd.	3,200	55,668
	Alconix Corp.	1,300	18,265
	Alfresa Holdings Corp.	64,700	914,105
#	Alinco, Inc.	5,700	38,239
	Alleanza Holdings Co. Ltd.	5,900	39,958
	Alpen Co. Ltd.	5,100	75,291
#	Alpha Systems, Inc.	3,400	79,693
	Alps Alpine Co. Ltd.	51,316	646,371
	ALSOK Co. Ltd.	129,000	881,696
#	Altech Corp.	13,900	230,585
	Amada Co. Ltd.	114,800	1,368,948
	Amano Corp.	22,200	589,004
		Shares	Value»
JAPAN — (Continued)
#	Amiyaki Tei Co. Ltd.	4,800	$41,415
	Amuse, Inc.	1,300	15,888
	Amvis Holdings, Inc.	6,800	23,124
	Anabuki Kosan, Inc.	2,300	32,117
	Anest Iwata Corp.	17,000	167,264
	Anicom Holdings, Inc.	13,071	67,407
	Anrakutei Co. Ltd.	800	18,788
	Anycolor, Inc.	9,700	378,382
	Aoyama Trading Co. Ltd.	8,900	131,582
	Aoyama Zaisan Networks Co. Ltd.	15,000	195,461
	Aozora Bank Ltd.	1,400	20,045
#	Arakawa Chemical Industries Ltd.	7,700	55,564
	Arata Corp.	12,400	241,585
	ARCLANDS Corp.	7,819	88,808
	Arcs Co. Ltd.	15,523	315,452
	ARE Holdings, Inc.	41,100	652,615
#	Arealink Co. Ltd.	21,600	142,410
	Argo Graphics, Inc.	24,400	216,449
	Artience Co. Ltd.	22,000	448,384
#	Artnature, Inc.	4,600	25,187
	Artner Co. Ltd.	4,500	57,513
	As One Corp.	30,900	504,408
	Asahi Co. Ltd.	5,000	42,377
	Asahi Diamond Industrial Co. Ltd.	10,800	58,609
	Asahi Group Holdings Ltd.	268,597	2,895,965
	Asahi Kasei Corp.	455,900	3,493,160
	Asahi Kogyosha Co. Ltd.	11,200	228,047
	Asahi Net, Inc.	11,600	52,855
	Asahi Yukizai Corp.	9,500	296,065
	Asanuma Corp.	25,000	140,486
	Asics Corp.	160,400	4,084,452
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	48,889
	ASKUL Corp.	16,600	150,933
	Astellas Pharma, Inc.	403,600	4,224,734
	Astena Holdings Co. Ltd.	14,100	42,765
	Atrae, Inc.	4,800	21,845
*	Atsugi Co. Ltd.	3,000	22,075
	Aucnet, Inc.	12,800	167,495
	Autobacs Seven Co. Ltd.	30,200	301,729
#	Aval Data Corp.	1,300	19,319
	Avant Group Corp.	8,900	91,431
	Avex, Inc.	6,300	49,374
	Axial Retailing, Inc.	16,800	118,654
	Azbil Corp.	157,200	1,549,581
#	AZ-COM MARUWA Holdings, Inc.	17,500	116,694

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AZOOM Co. Ltd.	1,800	$56,071
	Bandai Namco Holdings, Inc.	107,900	3,358,106
	Bando Chemical Industries Ltd.	8,500	106,679
#*	Bank of Innovation, Inc.	900	44,422
	Bank of Saga Ltd.	3,300	68,519
	Base Co. Ltd.	4,900	111,172
#*	baudroie, Inc.	600	11,257
	BayCurrent, Inc.	43,600	1,999,671
#	Beauty Garage, Inc.	3,800	34,853
#	Belc Co. Ltd.	4,700	220,662
	Bell System24 Holdings, Inc.	14,400	123,724
	Belluna Co. Ltd.	13,273	87,464
*	Bengo4.com, Inc.	2,300	45,585
#	Bewith, Inc.	2,200	21,495
	Bic Camera, Inc.	34,600	348,783
	BIPROGY, Inc.	39,200	1,583,343
	B-Lot Co. Ltd.	2,000	22,638
	Blue Zones Holdings Co. Ltd.	11,000	559,827
	BML, Inc.	6,708	158,913
#	Bookoff Group Holdings Ltd.	2,900	24,901
	Br Holdings Corp.	8,900	19,278
#	BrainPad, Inc.	4,800	52,064
	Broadleaf Co. Ltd.	16,100	77,338
	Brother Industries Ltd.	44,600	759,124
	Buffalo, Inc.	1,700	38,199
	Bunka Shutter Co. Ltd.	27,200	358,737
#	Business Brain Showa-Ota, Inc.	5,400	107,780
	Business Engineering Corp.	2,400	98,305
	BuySell Technologies Co. Ltd.	500	10,944
	C Uyemura & Co. Ltd.	5,000	406,682
	CAC Holdings Corp.	5,100	70,639
#	Can Do Co. Ltd.	900	19,958
	Canon Electronics, Inc.	3,300	57,728
	Canon Marketing Japan, Inc.	17,700	737,041
	Canon, Inc. (7751 JP)	63,300	1,817,838
	Canon, Inc. (CAJ US), Sponsored ADR	12,866	369,126
	Capcom Co. Ltd.	77,200	2,015,931
	Career Design Center Co. Ltd.	1,900	27,022
		Shares	Value»
JAPAN — (Continued)
#	Careerlink Co. Ltd.	4,900	$75,048
#	Carlit Co. Ltd.	10,600	105,123
	Casio Computer Co. Ltd.	42,700	334,750
	Cawachi Ltd.	6,000	115,479
	CDS Co. Ltd.	1,300	15,214
#	Celsys, Inc.	16,700	177,615
	Central Automotive Products Ltd.	19,500	227,017
	Central Japan Railway Co.	36,775	900,315
	Central Security Patrols Co. Ltd.	3,200	56,504
#	Central Sports Co. Ltd.	1,100	17,044
#	Ceres, Inc.	3,300	44,734
#	Change Holdings, Inc.	17,000	124,603
#	Charm Care Corp. KK	4,800	33,926
	Chiba Bank Ltd.	32,700	319,078
#	Chikaranomoto Holdings Co. Ltd.	1,800	16,498
	Chino Corp.	6,200	55,574
	Chiyoda Co. Ltd.	5,400	34,272
*	Chiyoda Corp.	42,400	112,216
	Chiyoda Integre Co. Ltd.	2,700	54,140
	Chofu Seisakusho Co. Ltd.	4,600	58,324
	Chori Co. Ltd.	1,600	41,211
	Chudenko Corp.	14,100	384,797
	Chugai Pharmaceutical Co. Ltd.	108,800	4,979,529
	Chugai Ro Co. Ltd.	1,900	57,441
	Chugoku Marine Paints Ltd.	23,700	633,560
	CKD Corp.	11,200	239,826
	CK-San-Etsu Co. Ltd.	2,300	59,578
	Cleanup Corp.	13,500	66,601
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	532,899
*	COLOPL, Inc.	17,200	49,683
	Computer Engineering & Consulting Ltd.	5,000	70,069
#	Computer Institute of Japan Ltd.	16,560	51,368
	COMSYS Holdings Corp.	37,521	946,185
	Comture Corp.	8,300	85,311
	Copro-Holdings Co. Ltd.	1,800	12,057

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Core Corp.	2,600	$34,733
#	Corona Corp.	6,600	38,652
#	Cosel Co. Ltd.	13,300	105,989
	Cosmos Initia Co. Ltd.	4,300	36,140
	Cosmos Pharmaceutical Corp.	21,800	975,362
#	Cota Co. Ltd.	6,189	48,736
	Create SD Holdings Co. Ltd.	10,847	224,797
	Creek & River Co. Ltd.	9,000	85,546
	Cresco Ltd.	14,200	149,451
#	Cross Cat Co. Ltd.	2,700	18,898
	CrowdWorks, Inc.	2,100	11,445
	CTI Engineering Co. Ltd.	13,400	246,409
	CTS Co. Ltd.	8,700	50,104
*	CUC, Inc.	3,200	21,886
	Curves Holdings Co. Ltd.	16,500	77,739
	CyberAgent, Inc.	154,754	1,542,628
	Cyberlinks Co. Ltd.	1,100	10,384
	Cybozu, Inc.	11,300	224,854
	Dai Nippon Printing Co. Ltd.	40,800	680,967
	Dai Nippon Toryo Co. Ltd.	14,600	120,077
	Dai-Dan Co. Ltd.	16,000	708,995
	Daido Steel Co. Ltd.	58,000	548,790
	Daifuku Co. Ltd.	75,400	2,403,509
	Daihatsu Infinearth Mfg Co. Ltd.	9,500	188,792
	Daihen Corp.	3,600	235,570
	Daiho Corp.	13,000	66,569
	Dai-Ichi Cutter Kogyo KK	3,000	25,401
	Daiichi Jitsugyo Co. Ltd.	10,200	172,726
	Daiichi Kensetsu Corp.	2,300	52,165
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	10,100	85,689
	Dai-ichi Life Holdings, Inc.	506,199	3,553,008
	Daiichi Sankyo Co. Ltd.	203,100	4,851,676
	Daiki Aluminium Industry Co. Ltd.	15,300	111,642
	Daikin Industries Ltd.	21,900	2,544,342
	Daikokutenbussan Co. Ltd.	3,300	132,580
		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	9,400	$44,426
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	168,741
	Daiseki Co. Ltd.	10,780	226,742
	Daisue Construction Co. Ltd.	4,800	105,899
#	Daisyo Corp.	1,400	9,952
	Daito Trust Construction Co. Ltd.	96,000	1,794,821
	Daitron Co. Ltd.	2,700	81,079
	Daiwa House Industry Co. Ltd.	117,300	3,979,760
	Daiwa Industries Ltd.	13,400	137,120
	Daiwa Securities Group, Inc.	124,300	956,607
	Daiwabo Holdings Co. Ltd.	49,400	922,793
	DCM Holdings Co. Ltd.	40,100	371,826
	Dear Life Co. Ltd.	22,000	157,608
#	DeNA Co. Ltd.	39,300	689,028
	Denso Corp.	97,600	1,363,646
#	Dentsu Group, Inc.	52,700	1,043,715
	Dentsu Soken, Inc.	11,000	544,745
	Denyo Co. Ltd.	8,200	152,640
	DIC Corp.	36,100	849,362
#	Digital Arts, Inc.	3,800	185,907
#	Digital Hearts Holdings Co. Ltd.	10,800	67,143
#	Digital Holdings, Inc.	4,300	60,440
	Digital Information Technologies Corp.	1,800	28,915
	Dip Corp.	12,300	168,813
	Disco Corp.	10,600	3,520,079
	DKK Co. Ltd.	2,600	32,435
	DKS Co. Ltd.	4,000	170,526
#	DMG Mori Co. Ltd.	74,600	1,157,004
	DMS, Inc.	1,100	21,865
	DMW Corp.	300	10,052
	Doshisha Co. Ltd.	10,300	193,710
	Double Standard, Inc.	1,000	10,936
	Doutor Nichires Holdings Co. Ltd.	1,900	29,639
	Dowa Holdings Co. Ltd.	24,100	873,847
	DTS Corp.	74,000	616,478
	Duskin Co. Ltd.	17,500	421,906
#	DyDo Group Holdings, Inc.	6,600	103,932

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	5,500	$97,366
	Earth Corp.	2,100	68,609
#	EAT&HOLDINGS Co. Ltd.	3,100	39,423
	Ebara Corp.	154,200	4,112,101
#	Ebara Foods Industry, Inc.	1,900	30,613
	Ebara Jitsugyo Co. Ltd.	4,200	114,244
	Ebase Co. Ltd.	9,600	28,146
	Eco's Co. Ltd.	4,400	80,960
	EDION Corp.	34,000	447,251
	eGuarantee, Inc.	10,000	103,148
	Eisai Co. Ltd.	25,300	751,425
	Eizo Corp.	14,600	207,248
	EJ Holdings, Inc.	5,000	53,995
	Elecom Co. Ltd.	15,300	178,918
	EM Systems Co. Ltd.	13,800	73,130
	en, Inc.	15,000	151,305
	Endo Lighting Corp.	4,900	71,730
#	Envipro Holdings, Inc.	3,000	9,787
#	eRex Co. Ltd.	12,500	54,404
	ERI Holdings Co. Ltd.	1,200	28,565
#	ES-Con Japan Ltd.	13,100	85,082
	Eslead Corp.	4,000	141,175
	EXEO Group, Inc.	85,900	1,238,915
	Ezaki Glico Co. Ltd.	14,900	476,150
	F&M Co. Ltd.	3,000	51,735
	FaithNetwork Co. Ltd.	4,200	22,541
	FALCO HOLDINGS Co. Ltd.	2,800	45,064
	FANUC Corp.	52,600	1,755,337
	Fast Fitness Japan, Inc.	1,400	16,256
	Fast Retailing Co. Ltd.	33,900	12,445,359
	Ferrotec Corp.	19,600	642,503
#	FFRI Security, Inc.	1,800	126,342
	FIDEA Holdings Co. Ltd.	6,500	69,807
	Financial Partners Group Co. Ltd.	31,900	442,214
#	FINDEX, Inc.	9,100	48,596
	First Bank of Toyama Ltd.	1,100	10,401
#	Fixstars Corp.	10,300	134,202
	FJ Next Holdings Co. Ltd.	8,800	86,259
	Focus Systems Corp.	3,300	34,600
	Forum Engineering, Inc.	5,200	41,483
#	Forval Corp.	2,800	22,136
	Foster Electric Co. Ltd.	1,700	29,392
		Shares	Value»
JAPAN — (Continued)
	FP Corp.	16,800	$273,003
	France Bed Holdings Co. Ltd.	12,845	109,725
	Freebit Co. Ltd.	2,300	23,673
	F-Tech, Inc.	2,200	10,762
	Fudo Tetra Corp.	3,500	55,417
	Fuji Co. Ltd.	14,700	187,735
	Fuji Corp. (6134 JP)	18,500	359,026
	Fuji Corp. Ltd.	12,600	67,035
	Fuji Electric Co. Ltd.	22,190	1,584,840
	Fuji Media Holdings, Inc.	16,281	363,401
	Fuji Pharma Co. Ltd.	3,600	36,832
	Fuji Seal International, Inc.	20,400	358,684
	Fuji United Holdings Co. Ltd.	2,900	22,062
	FUJIFILM Holdings Corp.	23,200	537,699
	Fujikura Kasei Co. Ltd.	16,600	66,386
	Fujikura Ltd.	43,100	5,869,100
	Fujimi, Inc.	19,500	304,945
	Fujishoji Co. Ltd.	2,500	17,253
	Fujitsu Ltd.	171,000	4,456,335
#	Fujiya Co. Ltd.	3,400	57,052
	Fukuda Corp.	3,100	138,328
	Fukuda Denshi Co. Ltd.	6,100	275,954
	Fukui Bank Ltd.	4,938	69,609
	Fukui Computer Holdings, Inc.	4,700	93,969
	FULLCAST Holdings Co. Ltd.	13,700	150,280
	Fumakilla Ltd.	1,700	12,831
	Funai Soken Holdings, Inc.	20,550	323,737
	Furukawa Co. Ltd.	21,000	413,892
	Furukawa Electric Co. Ltd.	17,500	1,238,749
	Furuno Electric Co. Ltd.	3,300	191,451
	Furyu Corp.	7,700	52,092
	Fuso Chemical Co. Ltd.	8,400	278,481
	Futaba Industrial Co. Ltd.	20,200	123,368
	Future Corp.	20,500	289,045
	Fuyo General Lease Co. Ltd.	37,800	988,264
	G-7 Holdings, Inc.	11,500	95,349
	GA Technologies Co. Ltd.	8,400	108,570

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Gakken Holdings Co. Ltd.	9,800	$65,274
	Gakkyusha Co. Ltd.	3,400	50,086
#	Gakujo Co. Ltd.	6,300	65,918
	Galilei Co. Ltd.	7,800	181,430
	Gamecard Holdings, Inc.	700	13,264
	Gecoss Corp.	7,500	66,606
#*	GENDA, Inc.	16,900	81,011
#*	Geniee, Inc.	1,500	11,573
	Genki Global Dining Concepts Corp.	5,200	102,135
	Genky DrugStores Co. Ltd.	8,600	286,263
	Geo Holdings Corp.	6,300	65,950
#	Gift Holdings, Inc.	2,000	41,862
#	giftee, Inc.	1,400	9,887
	Giken Ltd.	3,200	34,236
	Global Link Management KK	1,000	17,246
	GLOBERIDE, Inc.	6,700	101,347
	Glory Ltd.	22,100	528,066
	GLtechno Holdings, Inc.	1,630	31,844
	GMO Financial Gate, Inc.	1,300	48,654
#	GMO Financial Holdings, Inc.	20,500	119,622
	GMO internet group, Inc.	43,962	984,627
	GMO Payment Gateway, Inc.	22,200	1,211,017
*	Gokurakuyu Holdings Co. Ltd.	5,600	17,426
	Goldcrest Co. Ltd.	7,500	162,580
	Goldwin, Inc.	41,700	688,796
#	Gourmet Kineya Co. Ltd.	1,500	9,202
	Grandy House Corp.	7,300	26,821
	GREE Holdings, Inc.	32,600	85,156
	grems, Inc.	5,400	80,526
	GSI Creos Corp.	3,600	53,908
	G-Tekt Corp.	5,500	70,569
#	Gun-Ei Chemical Industry Co. Ltd.	2,100	45,342
	GungHo Online Entertainment, Inc.	800	13,529
	Gunma Bank Ltd.	40,800	424,101
	Gunosy, Inc.	3,300	12,858
	H.U. Group Holdings, Inc.	7,800	190,323
	H2O Retailing Corp.	27,160	367,453
#	Hagihara Industries, Inc.	6,700	69,970
		Shares	Value»
JAPAN — (Continued)
	Hagiwara Electric Holdings Co. Ltd.	4,900	$112,502
#	Hakudo Co. Ltd.	1,400	20,134
	Hakuhodo DY Holdings, Inc.	81,000	586,307
#	Hakuto Co. Ltd.	4,000	100,036
	Halows Co. Ltd.	4,400	124,738
	Hamamatsu Photonics KK	69,300	775,690
#	Hamee Corp.	1,300	4,371
	Handsman Co. Ltd.	300	1,621
	Hankyu Hanshin Holdings, Inc.	29,400	789,507
	Hanwa Co. Ltd.	24,300	1,013,566
	Happinet Corp.	11,900	484,732
	Hard Off Corp. Co. Ltd.	4,300	50,367
#	Harima Chemicals Group, Inc.	7,600	44,369
	Haseko Corp.	99,000	1,598,750
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	37,220
	Hazama Ando Corp.	59,100	661,306
	Heiwa Real Estate Co. Ltd.	11,600	169,773
	Heiwado Co. Ltd.	10,000	183,947
#	Hennge KK	4,600	43,703
	Hibino Corp.	900	15,174
	Hibiya Engineering Ltd.	8,700	255,887
	Hikari Tsushin, Inc.	2,700	715,193
#	HI-LEX Corp.	1,400	25,978
	Himacs Ltd.	2,480	19,875
	Hioki EE Corp.	3,400	130,601
	Hirakawa Hewtech Corp.	4,935	74,320
	Hirano Tecseed Co. Ltd.	4,200	43,931
	Hirata Corp.	8,500	112,225
	Hirose Electric Co. Ltd.	4,525	606,202
#	Hirose Tusyo, Inc.	1,400	34,053
#	Hiroshima Gas Co. Ltd.	22,200	52,410
#	HIS Co. Ltd.	32,400	275,053
	Hisaka Works Ltd.	8,100	74,030
	Hisamitsu Pharmaceutical Co., Inc.	7,224	187,778
	Hitachi Construction Machinery Co. Ltd.	45,900	1,493,905
	Hitachi Ltd. (6501 JP)	585,300	19,993,251
	Hochiki Corp.	4,700	117,479

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hodogaya Chemical Co. Ltd.	5,000	$59,146
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	55,175
	Hokkaido Gas Co. Ltd.	31,800	139,763
	Hokkan Holdings Ltd.	2,300	32,107
	Hokko Chemical Industry Co. Ltd.	10,800	113,588
#	Hokuetsu Corp.	31,300	165,994
	Hokuriku Electrical Construction Co. Ltd.	7,319	66,461
	Honda Motor Co. Ltd. (7267 JP)	325,100	3,285,865
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	780,007
	H-One Co. Ltd.	6,200	53,720
#	Honeys Holdings Co. Ltd.	4,300	41,302
	Hoosiers Holdings Co. Ltd.	13,800	113,256
	Horiba Ltd.	18,100	1,681,637
	Hoshizaki Corp.	23,500	826,852
	Hosiden Corp.	9,200	146,658
	Hosokawa Micron Corp.	5,000	184,636
#	Hotland Holdings Co. Ltd.	5,300	70,614
	House Foods Group, Inc.	9,803	183,700
	HS Holdings Co. Ltd.	3,500	22,771
#	Hulic Co. Ltd.	160,000	1,653,017
	IBJ, Inc.	7,000	36,496
	Ichiken Co. Ltd.	1,600	40,032
	Ichikoh Industries Ltd.	7,500	22,809
	Ichinen Holdings Co. Ltd.	9,700	126,571
	Icom, Inc.	1,700	34,584
	ID Holdings Corp.	5,899	77,342
	Idec Corp.	10,200	155,272
	IDOM, Inc.	33,000	246,335
	Ifuji Sangyo Co. Ltd.	1,000	14,145
	IHI Corp.	112,000	2,318,858
	Iida Group Holdings Co. Ltd.	40,120	614,372
#	IKK Holdings, Inc.	4,500	22,119
	I'll, Inc.	3,300	52,163
	i-mobile Co. Ltd.	24,300	92,136
	Imuraya Group Co. Ltd.	1,900	30,553
	Inaba Denki Sangyo Co. Ltd.	18,400	541,825
		Shares	Value»
JAPAN — (Continued)
#	Inaba Seisakusho Co. Ltd.	4,300	$44,162
	Inabata & Co. Ltd.	5,800	129,901
	Ines Corp.	8,300	91,691
#	I-Net Corp.	3,900	63,833
#	Infomart Corp.	83,100	176,337
	INFRONEER Holdings, Inc.	62,080	665,071
	Innotech Corp.	3,900	46,178
	Insource Co. Ltd.	14,400	81,411
	Intage Holdings, Inc.	1,300	14,390
	Intelligent Wave, Inc.	3,200	21,474
#	Inter Action Corp.	1,200	11,042
	Internet Initiative Japan, Inc.	41,200	743,351
#	Inui Global Logistics Co. Ltd.	3,800	38,688
#	IPS, Inc.	3,300	64,368
	ISB Corp.	4,700	54,717
	Ise Chemicals Corp.	900	183,714
#	Iseki & Co. Ltd.	6,000	85,580
	Isetan Mitsukoshi Holdings Ltd.	47,600	747,039
#	Ishihara Chemical Co. Ltd.	3,900	55,071
	Ishihara Sangyo Kaisha Ltd.	4,100	63,093
#	Istyle, Inc.	38,700	112,632
	Isuzu Motors Ltd.	290,000	3,558,382
	Itfor, Inc.	15,000	148,320
#	ITmedia, Inc.	6,200	64,549
#	Ito En Ltd.	16,891	348,140
	Itochu Enex Co. Ltd.	40,000	471,937
	Itochu-Shokuhin Co. Ltd.	3,000	182,352
	Itoki Corp.	17,500	282,287
#	Iwaki Co. Ltd.	4,300	71,044
	IX Knowledge, Inc.	1,100	10,801
	Izumi Co. Ltd.	7,600	141,676
	J Front Retailing Co. Ltd.	62,700	943,049
	J Trust Co. Ltd.	8,300	21,825
	JAC Recruitment Co. Ltd.	42,000	276,613
*	Jade Group, Inc.	4,200	44,232
#	JAFCO Group Co. Ltd.	31,200	487,655
	JANOME Corp.	2,200	15,741
	Japan Airport Terminal Co. Ltd.	14,400	447,429
	Japan Aviation Electronics Industry Ltd.	9,600	143,374

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Business Systems, Inc.	2,600	$24,950
#	Japan Cash Machine Co. Ltd.	6,000	38,820
#*	Japan Communications, Inc.	51,700	50,228
	Japan Electronic Materials Corp.	2,800	79,226
	Japan Elevator Service Holdings Co. Ltd.	47,200	555,645
#	Japan Foundation Engineering Co. Ltd.	7,800	31,986
	Japan Investment Adviser Co. Ltd.	11,700	134,087
	Japan Lifeline Co. Ltd.	22,900	217,368
	Japan Material Co. Ltd.	21,400	267,372
	Japan Medical Dynamic Marketing, Inc.	8,100	25,036
	Japan Post Bank Co. Ltd.	143,900	1,612,411
	Japan Post Insurance Co. Ltd.	50,600	1,308,633
	Japan Property Management Center Co. Ltd.	9,500	77,220
	Japan Pulp & Paper Co. Ltd.	23,000	107,924
#	Japan Pure Chemical Co. Ltd.	1,300	25,949
	Japan Securities Finance Co. Ltd.	16,300	187,182
	Japan Steel Works Ltd.	7,800	510,847
	Japan System Techniques Co. Ltd.	6,800	94,217
	Japan Wool Textile Co. Ltd.	18,100	190,919
	JBCC Holdings, Inc.	18,400	154,310
	JCU Corp.	12,900	380,473
#	JDC Corp.	8,700	30,353
	Jeol Ltd.	17,700	594,847
	JFE Systems, Inc.	5,600	68,132
	JGC Holdings Corp.	83,600	845,570
	Jichodo Co. Ltd.	300	18,156
	JINS Holdings, Inc.	4,600	232,087
	JINUSHI Co. Ltd.	7,600	142,990
		Shares	Value»
JAPAN — (Continued)
#	JK Holdings Co. Ltd.	5,600	$45,781
	J-Lease Co. Ltd.	2,200	21,471
	JM Holdings Co. Ltd.	12,200	119,271
	Joshin Denki Co. Ltd.	6,500	112,544
	Joyful Honda Co. Ltd.	9,600	126,977
#	JP-Holdings, Inc.	12,800	49,337
	JSP Corp.	5,500	67,283
	JTEKT Corp.	32,900	329,133
*	Juki Corp.	10,400	29,821
	Justsystems Corp.	12,300	397,262
	JVCKenwood Corp.	83,620	669,987
	Kadokawa Corp.	21,303	478,268
	Kaga Electronics Co. Ltd.	20,800	481,651
	Kagome Co. Ltd.	12,200	210,776
	Kajima Corp.	65,701	2,118,070
	Kakaku.com, Inc.	51,200	910,208
	Kaken Pharmaceutical Co. Ltd.	4,700	111,791
#	Kamakura Shinsho Ltd.	6,800	25,506
	Kamigumi Co. Ltd.	18,600	558,339
#	Kanaden Corp.	10,000	135,760
	Kanadevia Corp.	69,600	515,713
	Kanamic Network Co. Ltd.	5,500	17,152
	Kanamoto Co. Ltd.	11,400	265,508
	Kandenko Co. Ltd.	47,700	1,457,815
	Kaneka Corp.	11,800	325,557
	Kaneko Seeds Co. Ltd.	1,500	16,113
	Kanematsu Corp.	41,200	834,129
	Kanemi Co. Ltd.	1,000	21,499
#	Kanro, Inc.	4,800	45,237
	Kansai Paint Co. Ltd.	65,800	1,056,116
	Kanto Denka Kogyo Co. Ltd.	6,690	45,139
	Kao Corp.	32,200	1,362,692
	Katakura Industries Co. Ltd.	6,900	118,944
	Katitas Co. Ltd.	24,800	403,174
	Kato Sangyo Co. Ltd.	13,900	533,572
	Kato Works Co. Ltd.	3,900	35,047
	Kawada Technologies, Inc.	4,200	110,047
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	26,904
	Kawasaki Heavy Industries Ltd.	33,333	2,669,193
	KDDI Corp.	357,800	5,703,457
#	KeePer Technical Laboratory Co. Ltd.	6,700	159,602

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keihan Holdings Co. Ltd.	17,700	$358,591
	Keihanshin Building Co. Ltd.	9,000	101,208
	Keikyu Corp.	27,600	257,485
	Keio Corp.	17,418	413,113
	Keisei Electric Railway Co. Ltd.	67,500	538,751
	KEIWA, Inc.	1,600	11,974
	Kewpie Corp.	20,300	563,274
	Keyence Corp.	19,200	7,125,782
	KH Neochem Co. Ltd.	4,865	87,000
#	Kibun Foods, Inc.	1,400	9,758
	Kikkoman Corp.	66,800	531,931
#	Kimoto Co. Ltd.	12,900	21,721
	Kimura Chemical Plants Co. Ltd.	4,600	31,965
	Kinden Corp.	33,900	1,357,937
#	King Jim Co. Ltd.	4,300	23,425
	Kintetsu Department Store Co. Ltd.	3,200	38,978
	Kintetsu Group Holdings Co. Ltd.	25,700	487,709
	Kirin Holdings Co. Ltd.	129,200	1,816,903
	Kissei Pharmaceutical Co. Ltd.	6,800	177,576
	Ki-Star Real Estate Co. Ltd.	3,700	125,605
	Kitagawa Corp.	2,700	28,256
#	Kita-Nippon Bank Ltd.	1,500	36,665
	Kitano Construction Corp.	4,800	41,013
#	Kitanotatsujin Corp.	10,100	8,890
	Kitz Corp.	23,100	258,964
	Koa Shoji Holdings Co. Ltd.	1,600	8,111
#	Koatsu Gas Kogyo Co. Ltd.	8,500	56,653
	Koei Tecmo Holdings Co. Ltd.	22,200	298,811
	Kohnan Shoji Co. Ltd.	8,800	213,050
	Kohsoku Corp.	4,300	79,678
#	Koike-ya, Inc.	600	17,767
	Koito Manufacturing Co. Ltd.	44,200	658,147
#	Kojima Co. Ltd.	11,500	82,055
	Kokusai Electric Corp.	52,500	1,918,425
	Kokuyo Co. Ltd.	130,000	745,992
	Komatsu Ltd.	178,100	5,957,614
#	Komatsu Matere Co. Ltd.	11,300	62,954
		Shares	Value»
JAPAN — (Continued)
	Komatsu Wall Industry Co. Ltd.	5,200	$83,875
	KOMEDA Holdings Co. Ltd.	20,300	382,458
	Komehyo Holdings Co. Ltd.	3,100	60,215
	Komeri Co. Ltd.	7,200	149,792
	Komori Corp.	19,500	183,134
	Konami Group Corp.	22,500	3,747,041
#	Kondotec, Inc.	5,200	56,649
	Konica Minolta, Inc.	86,000	295,319
	Konishi Co. Ltd.	40,000	320,158
	Konoike Transport Co. Ltd.	6,500	134,436
#	Konoshima Chemical Co. Ltd.	3,700	35,466
#	Kosaido Holdings Co. Ltd.	14,000	38,478
	Kose Corp.	5,759	220,630
#	Kotobuki Spirits Co. Ltd.	39,200	469,975
#*	Kourakuen Corp.	6,300	42,094
	Kozo Keikaku Engineering Holdings, Inc.	3,600	74,090
	KPP Group Holdings Co. Ltd.	9,600	47,422
	Kraftia Corp.	16,900	893,974
	Krosaki Harima Corp.	4,000	107,268
#	KRS Corp.	4,200	79,304
	K's Holdings Corp.	34,076	337,805
	KU Holdings Co. Ltd.	5,300	40,478
	Kubota Corp. (6326 JP)	200,200	2,592,021
#	Kumagai Gumi Co. Ltd.	59,600	541,144
#	Kumiai Chemical Industry Co. Ltd.	39,800	176,070
	Kunimine Industries Co. Ltd.	3,100	22,848
	Kura Sushi, Inc.	5,000	107,702
	Kuraray Co. Ltd.	37,200	403,120
#	Kureha Corp.	16,400	392,058
#	Kurimoto Ltd.	26,000	291,934
	Kurita Water Industries Ltd.	37,091	1,405,155
	Kuriyama Holdings Corp.	9,700	104,426
#	Kusuri No. Aoki Holdings Co. Ltd.	20,600	521,980
#	Kyodo Printing Co. Ltd.	10,400	101,141
	Kyoei Steel Ltd.	17,300	257,551

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyokuto Boeki Kaisha Ltd.	6,600	$76,251
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	269,427
	Kyokuyo Co. Ltd.	5,700	176,210
	Kyorin Pharmaceutical Co. Ltd.	6,700	61,072
#	Kyosan Electric Manufacturing Co. Ltd.	21,800	74,667
#	Kyowa Electronic Instruments Co. Ltd.	3,500	15,747
	Kyowa Kirin Co. Ltd.	40,336	624,564
	Kyowa Leather Cloth Co. Ltd.	5,700	32,242
	Kyushu Leasing Service Co. Ltd.	4,700	40,407
	Kyushu Railway Co.	26,200	664,453
	LA Holdings Co. Ltd.	1,700	82,809
#	Lacto Japan Co. Ltd.	1,500	33,584
#	Lasertec Corp.	15,800	3,207,909
	Leopalace21 Corp.	128,100	523,138
	Life Corp.	18,800	294,941
#	LIFULL Co. Ltd.	46,600	58,041
#	LIKE, Inc.	5,800	56,418
	Link & Motivation, Inc.	13,000	41,482
	Lintec Corp.	18,100	459,998
	Lion Corp.	37,400	368,540
	LITALICO, Inc.	4,800	38,386
	Lixil Corp.	44,700	495,436
	Loadstar Capital KK	4,300	90,188
#	Look Holdings, Inc.	1,900	32,578
	LY Corp.	305,832	898,692
	M&A Capital Partners Co. Ltd.	2,300	43,918
	M3, Inc.	103,970	1,457,124
	Mabuchi Motor Co. Ltd.	25,200	445,183
#	Macbee Planet, Inc.	700	8,707
	Macnica Holdings, Inc.	87,900	1,251,409
	Maeda Kosen Co. Ltd.	7,800	97,449
	Maezawa Industries, Inc.	4,100	51,133
#	Maezawa Kasei Industries Co. Ltd.	4,500	60,827
	Maezawa Kyuso Industries Co. Ltd.	7,400	68,769
	Makino Milling Machine Co. Ltd.	10,600	770,082
		Shares	Value»
JAPAN — (Continued)
	Makita Corp. (6586 JP)	34,300	$1,036,935
#	Mammy Mart Holdings Corp.	4,000	40,976
#	Management Solutions Co. Ltd.	4,400	38,194
	Mandom Corp.	7,200	113,279
	Mani, Inc.	24,400	233,426
	MarkLines Co. Ltd.	3,900	50,072
	Mars Group Holdings Corp.	2,000	39,802
	Marubun Corp.	7,100	54,618
#	Maruchiyo Yamaokaya Corp.	3,600	62,598
	Marudai Food Co. Ltd.	1,800	21,883
	Maruha Nichiro Corp.	20,800	464,951
	Maruichi Steel Tube Ltd.	62,100	525,074
	MARUKA FURUSATO Corp.	11,041	161,696
	Maruzen Co. Ltd.	4,500	101,433
	Maruzen Showa Unyu Co. Ltd.	3,400	152,995
#	Marvelous, Inc.	8,200	30,067
#	Matching Service Japan Co. Ltd.	3,600	23,371
	Matsuda Sangyo Co. Ltd.	5,600	150,369
#	Matsui Construction Co. Ltd.	10,300	92,231
#	Matsui Securities Co. Ltd.	40,000	199,255
	MatsukiyoCocokara & Co.	97,060	1,758,494
	Matsuya Co. Ltd.	7,000	78,373
	Matsuyafoods Holdings Co. Ltd.	2,100	79,709
	Max Co. Ltd.	10,000	362,479
	Maxvalu Tokai Co. Ltd.	4,000	90,677
	Mazda Motor Corp.	179,299	1,235,523
	MCJ Co. Ltd.	25,100	236,769
#	MEC Co. Ltd.	8,300	244,850
	Media Do Co. Ltd.	2,100	24,786
#	Medical System Network Co. Ltd.	10,545	33,619
	Medikit Co. Ltd.	1,500	26,345
	Medipal Holdings Corp.	76,000	1,236,551
#	Medius Holdings Co. Ltd.	6,200	32,117
#*	Medley, Inc.	5,400	73,713
#	Megachips Corp.	3,500	183,446

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meidensha Corp.	14,000	$554,443
	Meiho Facility Works Ltd.	1,900	13,632
#	Meiji Electric Industries Co. Ltd.	3,900	58,772
	MEIJI Holdings Co. Ltd.	19,952	384,075
	Meisei Industrial Co. Ltd.	16,000	171,211
	MEITEC Group Holdings, Inc.	36,300	744,097
	Meiwa Corp.	9,600	49,330
	Meiwa Estate Co. Ltd.	4,200	29,137
	Menicon Co. Ltd.	10,000	77,960
*	Mercari, Inc.	58,300	864,494
	Mercuria Holdings Co. Ltd.	3,100	17,107
	METAWATER Co. Ltd.	5,400	115,903
#	Mie Kotsu Group Holdings, Inc.	8,400	29,303
#	Migalo Holdings, Inc.	14,000	41,759
	Milbon Co. Ltd.	2,700	40,554
	MIMAKI ENGINEERING Co. Ltd.	10,700	117,933
	Minebea Mitsumi, Inc.	57,341	1,133,274
#	Mirai Industry Co. Ltd.	3,300	71,344
	Mirait One Corp.	40,000	775,093
#	Mirarth Holdings, Inc.	57,700	142,225
	Miroku Jyoho Service Co. Ltd.	9,097	103,986
	MISUMI Group, Inc.	62,500	974,439
	Mitani Corp.	11,200	168,926
#	Mitani Sangyo Co. Ltd.	12,600	40,761
	Mitani Sekisan Co. Ltd.	1,100	53,751
	Mitsuba Corp.	6,800	41,334
	Mitsubishi Chemical Group Corp.	167,800	876,516
	Mitsubishi Electric Corp.	190,600	5,411,627
	Mitsubishi Estate Co. Ltd.	124,600	2,640,508
	Mitsubishi Gas Chemical Co., Inc.	50,400	932,457
	Mitsubishi HC Capital, Inc.	461,500	3,610,161
	Mitsubishi Heavy Industries Ltd.	321,000	9,690,884
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Kakoki Kaisha Ltd.	4,500	$95,922
	Mitsubishi Logisnext Co. Ltd.	19,300	192,193
	Mitsubishi Logistics Corp.	99,995	725,067
	Mitsubishi Motors Corp.	290,200	707,195
#	Mitsubishi Pencil Co. Ltd.	13,300	176,423
	Mitsubishi Research Institute, Inc.	4,000	126,465
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	31,608
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	517,000	7,809,423
	Mitsui Chemicals, Inc.	31,500	743,682
	Mitsui E&S Co. Ltd.	47,200	1,918,915
	Mitsui Fudosan Co. Ltd.	247,500	2,577,069
	Mitsui Kinzoku Co. Ltd.	14,000	1,426,005
	Mitsui-Soko Holdings Co. Ltd.	24,600	645,584
	Mitsuuroko Group Holdings Co. Ltd.	21,100	288,289
	Miura Co. Ltd.	19,100	369,846
	MIXI, Inc.	16,400	330,948
	Miyaji Engineering Group, Inc.	7,200	92,266
	Miyoshi Oil & Fat Co. Ltd.	1,600	22,831
	Mizuho Financial Group, Inc. (8411 JP)	76,900	2,575,818
	Mizuho Leasing Co. Ltd.	71,800	575,208
	Mizuho Medy Co. Ltd.	3,600	38,074
	Mizuno Corp.	26,700	481,670
	Mochida Pharmaceutical Co. Ltd.	6,298	120,313
	Modec, Inc.	10,200	661,665
	MonotaRO Co. Ltd.	86,600	1,208,252
	MORESCO Corp.	2,300	20,383
	Morinaga & Co. Ltd.	17,400	299,815
	Morinaga Milk Industry Co. Ltd.	11,100	239,606
#	Moriroku Co. Ltd.	4,200	63,888
	Morita Holdings Corp.	13,200	199,561
	Morito Co. Ltd.	7,100	74,797
	Morozoff Ltd.	1,800	17,801

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MOS Food Services, Inc.	2,900	$72,731
	MrMax Holdings Ltd.	11,600	57,957
	MS&AD Insurance Group Holdings, Inc.	178,456	3,678,774
	MTI Ltd.	2,100	10,940
	Mugen Estate Co. Ltd.	8,500	112,216
	m-up Holdings, Inc.	13,200	164,907
	Murakami Corp.	2,000	87,819
	Muto Seiko Co.	800	8,734
	Nabtesco Corp.	16,700	418,329
#	NAC Co. Ltd.	7,200	24,411
#	Nachi-Fujikoshi Corp.	3,000	76,741
	Nafco Co. Ltd.	6,100	79,072
#	Nagano Keiki Co. Ltd.	4,800	73,016
	Nagase & Co. Ltd.	51,700	1,129,036
	Nagase Brothers, Inc.	3,400	49,499
	Nagoya Railroad Co. Ltd.	27,500	300,822
	Nakabayashi Co. Ltd.	10,000	37,345
	Nakakita Seisakusho Co. Ltd.	500	20,236
	Nakamoto Packs Co. Ltd.	1,600	18,814
#	Nakamuraya Co. Ltd.	500	9,863
	Nakanishi, Inc.	28,600	378,669
	Nakano Corp.	6,500	40,233
	Namura Shipbuilding Co. Ltd.	20,000	678,321
	Nanyo Corp.	2,400	20,895
	Nasu Denki Tekko Co. Ltd.	500	51,021
	Natori Co. Ltd.	2,500	31,541
	NCD Co. Ltd./Shinagawa	2,600	45,096
*	NE, Inc.	1,300	6,748
	NEC Capital Solutions Ltd.	6,000	148,248
	NEC Corp.	147,600	5,360,837
*	Net Protections Holdings, Inc.	11,300	58,229
	New Art Holdings Co. Ltd.	2,860	26,591
#	New Cosmos Electric Co. Ltd.	200	5,766
	Nexon Co. Ltd.	46,400	946,304
#	Nextage Co. Ltd.	20,400	306,547
#*	NexTone, Inc.	2,900	41,277
	NHK Spring Co. Ltd.	83,400	1,563,572
	Nicca Chemical Co. Ltd.	3,100	29,157
	Nice Corp.	3,400	39,136
		Shares	Value»
JAPAN — (Continued)
	Nichiban Co. Ltd.	800	$9,915
#	Nichiden Corp.	7,500	120,729
	Nichimo Co. Ltd.	800	12,929
	Nichireki Group Co. Ltd.	4,500	70,783
	Nichirin Co. Ltd.	3,430	79,816
	NIDEC Corp. (6594 JP)	61,178	744,339
#	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	7,922
	Nifco, Inc.	40,800	1,182,365
	Nihon Dengi Co. Ltd.	4,400	156,155
	Nihon Denkei Co. Ltd.	1,100	14,533
#	Nihon Flush Co. Ltd.	6,300	33,030
#	Nihon House Holdings Co. Ltd.	16,700	32,149
	Nihon Kagaku Sangyo Co. Ltd.	8,000	115,988
	Nihon M&A Center Holdings, Inc.	140,700	662,667
	Nihon Parkerizing Co. Ltd.	40,500	351,770
	Nihon Tokushu Toryo Co. Ltd.	5,600	75,797
	Nihon Yamamura Glass Co. Ltd.	2,300	39,748
	Nikkiso Co. Ltd.	21,800	213,118
#	Nikko Co. Ltd.	9,200	45,621
#	Nikkon Holdings Co. Ltd.	29,200	658,578
	Nikon Corp.	51,900	605,293
	Nintendo Co. Ltd.	118,200	10,081,265
	Nippi, Inc.	600	49,023
	Nippn Corp.	10,000	142,170
	Nippon Air Conditioning Services Co. Ltd.	4,500	38,261
	Nippon Aqua Co. Ltd.	4,300	26,056
	Nippon Avionics Co. Ltd.	3,000	105,725
#	Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	23,259
	Nippon Carbide Industries Co., Inc.	2,900	39,921
	Nippon Care Supply Co. Ltd.	1,200	18,878
	Nippon Chemical Industrial Co. Ltd.	2,000	36,301
	Nippon Densetsu Kogyo Co. Ltd.	14,900	277,972

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co. Ltd.	2,100	$114,739
	Nippon Express Holdings, Inc.	84,100	1,789,251
	Nippon Fine Chemical Co. Ltd.	5,100	82,162
	Nippon Gas Co. Ltd.	66,500	1,273,045
	Nippon Kayaku Co. Ltd.	61,200	559,638
	Nippon Light Metal Holdings Co. Ltd.	27,360	398,424
	Nippon Paint Holdings Co. Ltd.	239,500	1,523,465
	Nippon Parking Development Co. Ltd.	78,100	136,856
	Nippon Rietec Co. Ltd.	7,800	104,084
	Nippon Seiki Co. Ltd.	12,700	146,755
#	Nippon Seisen Co. Ltd.	5,000	35,876
	Nippon Sharyo Ltd.	3,000	64,986
	Nippon Shinyaku Co. Ltd.	15,167	317,348
	Nippon Shokubai Co. Ltd.	32,000	370,763
	Nippon Signal Co. Ltd.	14,800	121,016
	Nippon Soda Co. Ltd.	22,200	492,150
	Nippon Television Holdings, Inc.	12,900	312,986
	Nippon Thompson Co. Ltd.	15,600	67,551
	Nireco Corp.	1,000	11,886
	Nishimatsu Construction Co. Ltd.	13,100	449,983
	Nishimatsuya Chain Co. Ltd.	8,200	109,716
	Nishi-Nippon Railroad Co. Ltd.	9,900	143,816
	Nishio Holdings Co. Ltd.	7,400	210,520
	Nissan Chemical Corp.	62,404	2,108,360
*	Nissan Motor Co. Ltd.	275,400	629,491
#	Nissan Shatai Co. Ltd.	16,300	108,523
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	17,273
	Nissei ASB Machine Co. Ltd.	2,700	119,593
		Shares	Value»
JAPAN — (Continued)
	Nissei Plastic Industrial Co. Ltd.	5,900	$32,514
	Nisshin Group Holdings Co. Ltd.	19,600	76,545
	Nisshin Oillio Group Ltd.	4,600	151,989
	Nisshin Seifun Group, Inc.	38,580	436,166
	Nisshinbo Holdings, Inc.	28,204	222,890
#	Nisso Holdings Co. Ltd.	8,200	34,210
	Nissui Corp.	98,700	687,644
	Niterra Co. Ltd.	7,600	311,775
	Nitori Holdings Co. Ltd.	50,500	818,211
	Nitta Corp.	5,100	133,684
	Nitta Gelatin, Inc.	7,100	45,613
#	Nittetsu Mining Co. Ltd.	16,500	180,723
	Nitto Denko Corp.	247,500	6,163,951
	Nitto Fuji Flour Milling Co. Ltd.	400	18,023
	Nitto Kogyo Corp.	10,900	261,026
	Nitto Kohki Co. Ltd.	4,600	51,082
#	Nitto Seiko Co. Ltd.	7,800	34,829
	Nittoc Construction Co. Ltd.	6,500	51,623
#	Nittoku Co. Ltd.	2,100	33,181
	Noevir Holdings Co. Ltd.	4,500	127,708
	Nohmi Bosai Ltd.	3,000	73,763
#	Nojima Corp.	92,400	682,265
	Nomura Co. Ltd.	3,800	25,278
	Nomura Holdings, Inc. (8604 JP)	457,500	3,264,765
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	220,514
	Nomura Real Estate Holdings, Inc.	207,000	1,182,150
	Nomura Research Institute Ltd.	50,666	1,956,369
	Noritake Co. Ltd.	4,400	137,823
	Noritsu Koki Co. Ltd.	25,500	276,804
	Noritz Corp.	11,900	154,516
	NPR-RIKEN Corp.	3,900	78,968
#	NS Solutions Corp.	19,800	498,897
#	NS Tool Co. Ltd.	3,800	18,866
	NSD Co. Ltd.	33,500	715,748
	NSK Ltd.	69,300	349,203
	NSW, Inc.	3,100	49,940
	NTN Corp.	69,300	154,716
	NTT, Inc.	2,588,000	2,663,708

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oat Agrio Co. Ltd.	5,000	$71,081
#	Obara Group, Inc.	2,500	67,968
	Obayashi Corp.	104,200	1,762,797
	OBIC Business Consultants Co. Ltd.	6,300	360,551
	Obic Co. Ltd.	57,200	1,774,405
	Ochi Holdings Co. Ltd.	1,800	16,192
	Odakyu Electric Railway Co. Ltd.	48,300	510,835
#	Oenon Holdings, Inc.	11,900	39,815
	Ohashi Technica, Inc.	2,500	33,176
#	Ohba Co. Ltd.	4,500	32,434
	Ohmoto Gumi Co. Ltd.	3,000	28,058
	OIE Sangyo Co. Ltd.	2,000	28,245
	Oiles Corp.	5,300	77,635
	Oisix ra daichi, Inc.	7,300	80,627
	Okabe Co. Ltd.	11,500	68,427
	Okada Aiyon Corp.	2,000	26,512
	Okamoto Industries, Inc.	3,700	121,085
	Okamoto Machine Tool Works Ltd.	1,100	34,209
	Okamura Corp.	24,100	352,559
	Oki Electric Industry Co. Ltd.	26,100	311,826
	Okinawa Cellular Telephone Co.	17,600	293,403
	OKUMA Corp.	21,200	471,970
	Okumura Corp.	14,600	462,825
	Okura Industrial Co. Ltd.	4,000	128,817
	Olba Healthcare Holdings, Inc.	800	10,617
	Olympus Corp.	267,000	3,285,959
	Omron Corp.	29,140	812,562
	Ono Pharmaceutical Co. Ltd.	91,000	1,110,510
	Onoken Co. Ltd.	7,400	66,065
	Onward Holdings Co. Ltd.	31,100	130,518
	Ootoya Holdings Co. Ltd.	1,100	40,227
	Open House Group Co. Ltd.	53,800	2,589,014
	Open Up Group, Inc.	35,700	398,247
	Optex Group Co. Ltd.	9,900	149,451
	Optimus Group Co. Ltd.	4,900	10,666
	Optorun Co. Ltd.	2,700	29,728
	Oracle Corp. Japan	8,700	802,051
	Organo Corp.	14,700	1,261,542
		Shares	Value»
JAPAN — (Continued)
	Oricon, Inc.	4,000	$21,525
	Oriental Consultants Holdings Co. Ltd.	4,200	82,906
	Oriental Land Co. Ltd.	70,700	1,430,803
	Oriental Shiraishi Corp.	40,000	110,162
#	Oro Co. Ltd.	2,800	42,723
	Osaka Gas Co. Ltd.	39,300	1,236,568
#	Osaka Organic Chemical Industry Ltd.	5,693	141,321
#	Osaka Steel Co. Ltd.	1,300	21,868
#	Osaki Electric Co. Ltd.	9,400	76,180
	Otsuka Corp.	62,900	1,243,537
	OUG Holdings, Inc.	1,000	25,084
	Oyo Corp.	9,900	184,746
#	Ozu Corp.	1,500	16,602
	Pacific Industrial Co. Ltd.	10,500	209,397
	Pack Corp.	25,300	197,131
	PAL GROUP Holdings Co. Ltd.	38,800	499,256
	PALTAC Corp.	11,700	345,062
	Pan Pacific International Holdings Corp.	250,000	1,487,152
	Panasonic Holdings Corp.	197,500	2,294,797
	Paraca, Inc.	2,000	25,669
	Paramount Bed Holdings Co. Ltd.	12,900	295,421
#	Park24 Co. Ltd.	27,226	318,182
	Parker Corp.	7,900	57,365
	Pasona Group, Inc.	16,200	200,323
	Pegasus Co. Ltd.	13,300	71,060
	Penta-Ocean Construction Co. Ltd.	73,200	670,146
#	People Dreams & Technologies Group Co. Ltd.	3,600	37,449
*	PeptiDream, Inc.	18,300	185,289
	Persol Holdings Co. Ltd.	1,105,200	1,833,378
#	Pharma Foods International Co. Ltd.	10,100	52,117
	PHC Holdings Corp.	9,300	60,791
*	PIA Corp.	2,100	40,925
	Pickles Holdings Co. Ltd.	3,300	23,527
#	Pigeon Corp.	42,000	475,086

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PILLAR Corp.	13,400	$421,986
	Pilot Corp.	10,501	317,089
#*	PKSHA Technology, Inc.	700	20,260
#	Plus Alpha Consulting Co. Ltd.	10,800	165,565
#	Pole To Win Holdings, Inc.	4,300	9,215
#	Port, Inc.	3,500	44,438
	PR Times Corp.	1,800	34,743
	Press Kogyo Co. Ltd.	12,000	50,857
	Prestige International, Inc.	30,100	129,264
	Procrea Holdings, Inc.	7,325	82,259
#	Pronexus, Inc.	4,500	31,901
	Pro-Ship, Inc.	10,600	102,578
	PS Construction Co. Ltd.	4,640	54,419
	QB Net Holdings Co. Ltd.	3,500	30,808
#	Qol Holdings Co. Ltd.	15,100	190,386
	Quick Co. Ltd.	9,900	150,960
#	Raccoon Holdings, Inc.	7,100	30,694
	Raito Kogyo Co. Ltd.	15,900	332,753
	Raiznext Corp.	5,500	68,335
	Raksul, Inc.	30,200	207,343
#	Rakumachi, Inc.	1,500	11,554
	Rakus Co. Ltd.	64,800	523,118
*	Rakuten Bank Ltd.	15,400	845,265
*	Rakuten Group, Inc.	155,100	1,014,696
	Rasa Corp.	2,500	26,771
	Rasa Industries Ltd.	4,800	156,391
	Recruit Holdings Co. Ltd.	375,400	18,615,310
	Relo Group, Inc.	44,644	480,586
#	Renaissance, Inc.	1,500	10,224
	Rengo Co. Ltd.	82,000	499,415
#*	RENOVA, Inc.	30,100	161,274
	Resona Holdings, Inc.	54,600	526,403
	Resonac Holdings Corp.	38,300	1,492,157
	Restar Corp.	5,100	85,322
	Retail Partners Co. Ltd.	6,900	57,643
	Rheon Automatic Machinery Co. Ltd.	3,700	34,702
	Ricoh Co. Ltd.	112,700	966,829
	Ricoh Leasing Co. Ltd.	9,700	356,233
#	Ride On Express Holdings Co. Ltd.	2,400	15,571
	Riken Keiki Co. Ltd.	10,800	245,981
		Shares	Value»
JAPAN — (Continued)
	Riken Technos Corp.	21,600	$195,789
	Rinnai Corp.	15,800	358,118
	Rion Co. Ltd.	3,400	55,108
	Rise Consulting Group, Inc.	3,800	21,786
	Riso Kagaku Corp.	1,800	13,644
#	Riso Kyoiku Group Corp.	14,500	18,517
	Rix Corp.	900	21,740
#	Rokko Butter Co. Ltd.	2,657	20,229
	Roland Corp.	5,600	118,633
	Rorze Corp.	33,000	459,538
	RYODEN Corp.	8,900	184,388
	Ryohin Keikaku Co. Ltd.	125,800	2,587,626
	Ryoyo Ryosan Holdings, Inc.	9,511	183,269
	Ryoyu Systems Co. Ltd.	2,200	58,497
	S&B Foods, Inc.	5,800	125,314
#	Sac's Bar Holdings, Inc.	7,300	37,083
	Saibu Gas Holdings Co. Ltd.	11,500	137,864
	Sakai Chemical Industry Co. Ltd.	4,500	83,034
	Sakai Heavy Industries Ltd.	3,800	50,593
	Sakata INX Corp.	28,900	426,615
	Sakata Seed Corp.	9,800	251,107
	Sala Corp.	10,100	68,818
	San Holdings, Inc.	1,500	14,616
	San-Ai Obbli Co. Ltd.	39,900	528,472
	Sangetsu Corp.	26,100	510,356
	Sanki Engineering Co. Ltd.	26,600	914,136
	Sanko Gosei Ltd.	5,600	30,569
	Sanko Metal Industrial Co. Ltd.	6,500	57,230
	Sankyo Co. Ltd.	110,400	1,915,148
	Sankyo Frontier Co. Ltd.	2,800	36,436
#	Sankyo Seiko Co. Ltd.	20,200	88,298
	Sankyo Tateyama, Inc.	4,300	16,776
	Sankyu, Inc.	16,700	852,704
	Sanoh Industrial Co. Ltd.	5,900	35,101
	Sanrio Co. Ltd.	46,600	2,156,571
	Sansei Technologies, Inc.	4,600	67,570
	Sanshin Electronics Co. Ltd.	5,000	94,795

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	134,400	$1,316,820
	Sanwa Holdings Corp.	56,000	1,527,216
	Sanyo Chemical Industries Ltd.	4,900	133,323
	Sanyo Denki Co. Ltd.	11,400	291,509
	Sanyo Shokai Ltd.	4,300	88,713
	Sanyo Trading Co. Ltd.	10,700	110,139
	Sapporo Holdings Ltd.	13,300	639,151
	Sata Construction Co. Ltd.	7,700	54,010
	Sato Corp.	8,900	126,323
#	Sato Shoji Corp.	6,100	85,116
#	Satori Electric Co. Ltd.	4,000	49,771
	Sawai Group Holdings Co. Ltd.	12,800	152,861
	SAXA, Inc.	1,300	45,371
#*	SBI ARUHI Corp.	7,300	37,818
#	SBI Global Asset Management Co. Ltd.	4,600	17,689
	SBI Holdings, Inc.	35,000	1,564,046
	SBI Insurance Group Co. Ltd.	1,900	19,116
#	SBS Holdings, Inc.	5,300	116,556
#	SCREEN Holdings Co. Ltd.	14,800	1,403,006
	Scroll Corp.	10,400	73,921
	SCSK Corp.	29,029	1,066,717
	SEC Carbon Ltd.	1,000	13,844
	Secom Co. Ltd.	51,600	1,744,328
	Sega Sammy Holdings, Inc.	50,500	934,437
	Segue Group Co. Ltd.	2,500	10,415
	Seika Corp.	14,700	219,168
#	Seikitokyu Kogyo Co. Ltd.	5,800	55,801
	Seiko Epson Corp.	69,200	876,806
	Seiko Group Corp.	7,500	344,429
	Seino Holdings Co. Ltd.	21,900	309,490
	Sekisui Chemical Co. Ltd.	33,000	571,701
	Sekisui House Ltd.	115,000	2,467,355
	Sekisui Jushi Corp.	6,200	82,902
#	Sekisui Kasei Co. Ltd.	12,400	28,458
	Senko Group Holdings Co. Ltd.	43,020	561,504
		Shares	Value»
JAPAN — (Continued)
#	Senshu Electric Co. Ltd.	7,400	$216,756
#*	Senshukai Co. Ltd.	11,400	16,777
	Septeni Holdings Co. Ltd.	12,300	32,665
	SERAKU Co. Ltd.	1,200	11,559
	Seria Co. Ltd.	14,900	283,724
	Seven & i Holdings Co. Ltd.	411,900	5,239,283
	Seven Bank Ltd.	237,428	436,156
	SFP Holdings Co. Ltd.	900	11,796
	SG Holdings Co. Ltd.	62,400	573,494
#	Sharingtechnology, Inc.	5,100	30,887
	Shibaura Machine Co. Ltd.	9,000	249,922
	Shibaura Mechatronics Corp.	5,100	600,723
	Shibuya Corp.	5,000	110,926
*	SHIFT, Inc.	75,000	516,981
	Shikoku Kasei Holdings Corp.	16,000	284,824
	Shima Seiki Manufacturing Ltd.	5,200	33,445
	Shimadaya Corp.	1,700	19,443
	Shimadzu Corp.	51,300	1,379,224
	Shimamura Co. Ltd.	11,200	722,060
	Shimano, Inc.	8,000	838,127
	Shimizu Bank Ltd.	1,700	22,208
	Shimizu Corp.	98,800	1,326,207
#	Shimojima Co. Ltd.	4,600	38,498
	Shin Nippon Air Technologies Co. Ltd.	8,600	171,740
	Shinagawa Refra Co. Ltd.	14,000	167,796
	Shin-Etsu Chemical Co. Ltd.	128,200	3,853,555
	Shin-Etsu Polymer Co. Ltd.	22,000	275,506
#	Shinko Shoji Co. Ltd.	18,100	119,527
	Shinmaywa Industries Ltd.	23,100	300,415
	Shinnihon Corp.	9,900	113,783
	Shinnihonseiyaku Co. Ltd.	5,600	78,487
	Shinsho Corp.	6,000	90,404
	Shinwa Co. Ltd. (3447 JP)	2,600	14,007
	Shinwa Co. Ltd. (7607 JP)	3,900	77,721
	Shionogi & Co. Ltd.	69,700	1,169,050

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ship Healthcare Holdings, Inc.	31,100	$465,238
	Shiseido Co. Ltd.	98,696	1,662,421
	Shizuoka Financial Group, Inc.	47,200	635,671
	Shizuoka Gas Co. Ltd.	24,900	182,082
	SHO-BOND Holdings Co. Ltd.	17,300	548,955
	Shoei Co. Ltd.	12,000	127,466
#	Shoei Foods Corp.	1,600	40,900
	Shofu, Inc.	800	9,827
	SIGMAXYZ Holdings, Inc.	23,600	133,832
	Siix Corp.	9,400	84,305
*	Simplex Holdings, Inc.	18,900	527,001
	Sinanen Holdings Co. Ltd.	3,300	132,151
	Sinfonia Technology Co. Ltd.	8,600	591,913
	Sinko Industries Ltd.	15,300	127,827
	Sintokogio Ltd.	8,900	59,602
	SK Kaken Co. Ltd.	3,200	188,255
#	SK-Electronics Co. Ltd.	3,800	73,335
	SKY Perfect JSAT Holdings, Inc.	63,700	626,806
	SMC Corp.	5,700	1,951,238
	SMS Co. Ltd.	23,100	199,101
#	Socionext, Inc.	87,800	1,975,899
	Soda Nikka Co. Ltd.	6,600	42,740
	Sodick Co. Ltd.	13,800	87,256
	SoftBank Corp.	4,538,000	6,448,489
	SoftBank Group Corp.	169,468	29,736,371
	Softcreate Holdings Corp.	11,100	153,554
	Software Service, Inc.	1,300	115,562
	Soken Chemical & Engineering Co. Ltd.	10,200	157,739
	Solasto Corp.	16,700	54,570
	Soliton Systems KK	5,500	61,150
	Solvvy, Inc.	800	11,162
*	Sony Financial Group, Inc.	1,021,500	1,030,051
	Sony Group Corp. (6758 JP)	1,021,500	28,448,345
	Sotetsu Holdings, Inc.	10,200	170,985
#	Space Co. Ltd.	6,900	61,158
	Sparx Group Co. Ltd.	10,360	104,505
	SPK Corp.	3,600	52,218
#	S-Pool, Inc.	7,300	13,396
		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	31,800	$615,164
	SRA Holdings	7,000	226,802
#	SRE Holdings Corp.	4,000	73,169
#	SRS Holdings Co. Ltd.	11,500	85,512
	ST Corp.	5,500	55,947
	ST HD Co. Ltd.	11,100	187,304
	Star Mica Holdings Co. Ltd.	15,200	112,179
	Star Micronics Co. Ltd.	8,100	87,294
	Starts Corp., Inc.	16,500	512,553
	Stella Chemifa Corp.	5,100	135,376
	STI Foods Holdings, Inc.	2,400	19,982
	Strike Co. Ltd.	1,719	42,348
#	Studio Alice Co. Ltd.	3,900	51,384
	Subaru Corp.	250,700	5,333,171
#	Subaru Enterprise Co. Ltd.	2,500	53,260
	Sugi Holdings Co. Ltd.	48,900	1,056,323
#	Sugimoto & Co. Ltd.	9,800	114,770
	Sumitomo Bakelite Co. Ltd.	26,900	894,748
	Sumitomo Chemical Co. Ltd.	245,031	720,716
	Sumitomo Densetsu Co. Ltd.	8,800	553,777
	Sumitomo Electric Industries Ltd.	97,200	3,543,660
	Sumitomo Forestry Co. Ltd.	116,700	1,214,003
	Sumitomo Heavy Industries Ltd.	33,900	906,369
	Sumitomo Metal Mining Co. Ltd.	42,100	1,377,194
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	315,312	8,536,691
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	45,551
	Sumitomo Mitsui Trust Group, Inc.	88,600	2,433,536
	Sumitomo Realty & Development Co. Ltd.	54,400	2,322,716
#	Sumitomo Seika Chemicals Co. Ltd.	3,200	99,119

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Warehouse Co. Ltd.	6,800	$143,425
	Sun Frontier Fudousan Co. Ltd.	15,400	228,131
	Sundrug Co. Ltd.	29,300	790,814
#	Suntory Beverage & Food Ltd.	16,600	502,476
	Sun-Wa Technos Corp.	9,800	170,206
	Suzuden Corp.	3,700	40,195
	Suzuken Co. Ltd.	33,790	1,283,227
	Suzuki Motor Corp.	155,900	2,327,411
	SWCC Corp.	12,300	597,605
	Sysmex Corp.	92,500	1,031,149
	System Research Co. Ltd.	6,500	85,666
	System Support Holdings, Inc.	2,500	49,307
#	Systems Engineering Consultants Co. Ltd.	2,000	33,496
	Systena Corp.	91,500	314,885
	Syuppin Co. Ltd.	13,500	111,318
	T Hasegawa Co. Ltd.	14,600	255,799
	T RAD Co. Ltd.	500	22,621
	T&D Holdings, Inc.	84,600	1,816,829
	Tachikawa Corp.	2,200	26,990
	Tachi-S Co. Ltd.	10,700	135,634
	Tadano Ltd.	29,200	202,801
	Taihei Dengyo Kaisha Ltd.	15,000	210,324
	Taiho Kogyo Co. Ltd.	4,100	18,189
	Taikisha Ltd.	19,800	391,998
	Taiko Bank Ltd.	1,100	12,447
	Taisei Corp.	21,200	1,542,540
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,800	47,894
	Taisei Oncho Co. Ltd.	1,900	51,511
	Taiyo Holdings Co. Ltd.	30,596	1,636,685
	Takamatsu Construction Group Co. Ltd.	7,500	164,606
	Takamiya Co. Ltd.	13,900	37,457
	Takaoka Toko Co. Ltd.	4,100	91,309
	Takara & Co. Ltd.	5,100	134,545
	Takara Bio, Inc.	7,500	44,851
	Takara Holdings, Inc.	54,423	554,311
	Takara Standard Co. Ltd.	8,400	135,672
	Takasago International Corp.	40,000	390,922
		Shares	Value»
JAPAN — (Continued)
	Takasago Thermal Engineering Co. Ltd.	33,200	$985,182
#	Takashima & Co. Ltd.	10,400	55,264
	Takashimaya Co. Ltd.	67,600	723,073
	Take & Give Needs Co. Ltd.	2,500	13,340
#	TAKEBISHI Corp.	4,600	60,987
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	6,275,402
	Takeuchi Manufacturing Co. Ltd.	20,600	849,288
	Takuma Co. Ltd.	1,100	16,871
#	Tama Home Co. Ltd.	8,100	189,806
	Tanseisha Co. Ltd.	4,300	37,097
	Tayca Corp.	3,500	29,828
#	Tazmo Co. Ltd.	2,000	30,804
	TBS Holdings, Inc.	10,500	362,540
	TDC Soft, Inc.	13,000	113,646
	TechMatrix Corp.	20,400	288,514
#	Techno Medica Co. Ltd.	2,500	30,444
	Techno Ryowa Ltd.	4,800	176,192
	Techno Smart Corp.	1,700	22,940
	Technoflex Corp.	1,200	13,510
	Teijin Ltd.	42,642	373,055
	Teikoku Electric Manufacturing Co. Ltd.	4,000	80,096
	Teikoku Sen-I Co. Ltd.	5,800	129,076
	Tekken Corp.	3,800	90,770
#	Temairazu, Inc.	1,300	27,111
	Terumo Corp.	92,100	1,486,578
#	Tess Holdings Co. Ltd.	24,500	55,308
	THK Co. Ltd.	23,300	620,421
	Tigers Polymer Corp.	2,500	15,685
	TIS, Inc.	43,100	1,484,831
	TKC Corp.	11,699	306,097
	Toa Corp. (1885 JP)	18,000	275,707
	Toa Corp. (6809 JP)	7,700	63,082
	TOA ROAD Corp.	6,900	69,488
	Toagosei Co. Ltd.	46,400	460,281
	TOBISHIMA HOLDINGS, Inc.	5,030	68,697
	Tobu Railway Co. Ltd.	26,200	422,552
	Tocalo Co. Ltd.	21,400	313,635
	Tochigi Bank Ltd.	22,300	79,505
	Toda Corp.	96,300	648,750
	Toei Animation Co. Ltd.	18,200	341,104

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toei Co. Ltd.	6,100	$216,847
	Toell Co. Ltd.	3,900	20,284
	Toenec Corp.	23,500	255,042
	Togami Electric Manufacturing Co. Ltd.	800	21,918
	Toho Chemical Industry Co. Ltd.	200	1,021
	Toho Co. Ltd. (8142 JP)	3,300	70,963
	Toho Co. Ltd. (9602 JP)	12,800	750,296
	Toho Gas Co. Ltd.	32,600	973,436
	Toho Holdings Co. Ltd.	21,500	689,481
#	Toho System Science Co. Ltd.	2,000	14,603
#	Toho Titanium Co. Ltd.	6,300	64,569
	Tokai Corp.	6,000	83,119
	TOKAI Holdings Corp.	29,800	197,289
	Tokai Rika Co. Ltd.	13,500	242,519
	Tokai Tokyo Financial Holdings, Inc.	8,600	31,866
	Token Corp.	1,520	139,441
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	10,751,620
	Tokushu Tokai Paper Co. Ltd.	4,800	46,184
	Tokyo Electron Device Ltd.	15,600	304,793
	Tokyo Electron Ltd.	54,200	11,949,485
	Tokyo Energy & Systems, Inc.	12,500	144,092
	Tokyo Gas Co. Ltd.	70,900	2,488,177
	Tokyo Individualized Educational Institute, Inc.	11,500	33,195
	Tokyo Ohka Kogyo Co. Ltd.	44,600	1,627,611
	Tokyo Printing Ink Manufacturing Co. Ltd.	300	13,690
#	Tokyo Sangyo Co. Ltd.	11,000	66,551
	Tokyo Seimitsu Co. Ltd.	14,900	1,025,023
	Tokyo Tatemono Co. Ltd.	75,200	1,404,002
	Tokyotokeiba Co. Ltd.	2,300	82,472
		Shares	Value»
JAPAN — (Continued)
	Tokyu Construction Co. Ltd.	24,500	$166,631
	Tokyu Corp.	38,683	430,459
	Tokyu Fudosan Holdings Corp.	307,000	2,474,016
	Toli Corp.	19,900	80,506
	Tomato Bank Ltd.	1,200	10,745
	Tomen Devices Corp.	1,400	85,540
	Tomoe Corp.	6,300	73,992
#	Tomoe Engineering Co. Ltd.	11,100	114,126
	Tomoku Co. Ltd.	4,400	93,976
	Tomy Co. Ltd.	43,900	903,100
	TOPPAN Holdings, Inc.	24,740	605,087
	Topre Corp.	8,700	126,114
	Toray Industries, Inc.	162,207	993,101
	Torigoe Co. Ltd.	1,500	10,765
	Torishima Pump Manufacturing Co. Ltd.	6,500	88,133
	Tosei Corp.	14,000	297,863
	Toshiba TEC Corp.	12,000	242,212
	Totech Corp.	18,200	375,816
	Totetsu Kogyo Co. Ltd.	10,900	299,163
	TOTO Ltd.	20,300	514,902
#	Tottori Bank Ltd.	1,500	13,083
#	Toukei Computer Co. Ltd.	900	22,373
	Toumei Co. Ltd.	2,200	14,754
	Tow Co. Ltd.	18,500	44,442
	Toyo Gosei Co. Ltd.	1,300	59,091
#	Toyo Innovex Co. Ltd.	5,800	24,929
	Toyo Kanetsu KK	5,100	149,189
	Toyo Seikan Group Holdings Ltd.	52,700	1,183,127
	Toyobo Co. Ltd.	37,323	277,039
	Toyota Boshoku Corp.	37,300	567,149
	Toyota Industries Corp.	9,300	1,010,930
	Toyota Motor Corp. (7203 JP)	1,607,600	32,774,341
	Toyota Tsusho Corp.	141,100	4,312,895
	TPR Co. Ltd.	11,600	91,099
	Transaction Co. Ltd.	14,000	92,897
	Transcosmos, Inc.	9,200	218,018
	TRE Holdings Corp.	9,100	91,186
	Treasure Factory Co. Ltd.	5,100	55,282
	Trend Micro, Inc. (4704 JP)	32,100	1,638,141

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	18,600	$293,259
	TS Tech Co. Ltd.	22,400	265,480
	TSI Holdings Co. Ltd.	23,500	145,822
#	Tsubaki Nakashima Co. Ltd.	22,300	56,297
	Tsubakimoto Chain Co.	22,500	314,913
	Tsubakimoto Kogyo Co. Ltd.	7,200	127,331
	Tsuburaya Fields Holdings, Inc.	12,200	171,543
	Tsugami Corp.	16,600	294,221
	Tsukada Global Holdings, Inc.	5,200	21,190
	Tsukishima Holdings Co. Ltd.	1,200	19,851
	Tsuruha Holdings, Inc.	66,500	1,154,622
	Tsurumi Manufacturing Co. Ltd.	9,800	123,499
	Tsutsumi Jewelry Co. Ltd.	2,500	36,662
	Tsuzuki Denki Co. Ltd.	5,300	108,551
	TV Asahi Holdings Corp.	9,700	197,389
	Tv Tokyo Holdings Corp.	4,300	129,486
#	TWOSTONE&Sons	2,800	13,323
	TYK Corp.	7,300	26,164
	UACJ Corp.	68,400	883,239
	Uchida Yoko Co. Ltd.	2,700	182,031
	Ueki Corp.	1,200	19,413
	Ukai Co. Ltd.	100	2,299
	ULS Group, Inc.	14,000	67,291
	Ultrafabrics Holdings Co. Ltd.	2,100	10,491
	U-Next Holdings Co. Ltd.	24,300	320,737
	Unicharm Corp.	95,100	588,400
	Unipres Corp.	10,900	84,616
	United Arrows Ltd.	9,900	123,648
	United Super Markets Holdings, Inc.	28,431	151,783
#	UNITED, Inc.	8,800	29,034
	Urbanet Corp. Co. Ltd.	14,400	52,515
	User Local, Inc.	1,000	12,708
	Ushio, Inc.	33,300	552,105
	USS Co. Ltd.	133,200	1,470,245
	UT Group Co. Ltd.	15,200	270,670
	V Technology Co. Ltd.	2,300	51,672
		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	16,600	$303,872
	Valqua Ltd.	10,100	254,098
#	Value HR Co. Ltd.	5,400	59,200
	ValueCommerce Co. Ltd.	21,500	93,766
	Vector, Inc.	12,500	94,233
	Vertex Corp.	9,600	85,904
	Vision, Inc.	16,700	132,531
*	Visional, Inc.	13,600	944,285
	Vital KSK Holdings, Inc.	22,300	179,687
	VT Holdings Co. Ltd.	31,700	100,064
	Wacoal Holdings Corp.	16,600	578,861
	Wacom Co. Ltd.	67,200	364,749
	Wakachiku Construction Co. Ltd.	2,300	71,542
	Wakita & Co. Ltd.	15,300	176,065
	Warabeya Nichiyo Holdings Co. Ltd.	2,200	44,482
#	Waseda Academy Co. Ltd.	3,600	55,543
#	Watahan & Co. Ltd.	7,500	69,606
#	WDB Holdings Co. Ltd.	4,309	45,117
	Weathernews, Inc.	3,200	83,412
	Welcia Holdings Co. Ltd.	41,000	817,657
	Wellneo Sugar Co. Ltd.	700	11,447
	Wellnet Corp.	4,700	19,859
	West Holdings Corp.	14,884	142,360
#	Will Group, Inc.	8,500	56,171
*	WingArc1st, Inc.	8,400	182,978
	Workman Co. Ltd.	4,734	178,061
	World Co. Ltd.	10,200	178,984
	World Holdings Co. Ltd.	4,000	65,018
	Xebio Holdings Co. Ltd.	13,400	94,730
#	YAC Holdings Co. Ltd.	4,599	26,784
	Yagi & Co. Ltd.	1,400	28,080
	Yahagi Construction Co. Ltd.	12,700	179,669
	YAKUODO Holdings Co. Ltd.	5,800	76,458
	YAMABIKO Corp.	14,200	237,241
	YAMADA Consulting Group Co. Ltd.	7,800	88,944
	Yamada Corp.	300	10,360

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamada Holdings Co. Ltd.	97,762	$293,893
	Yamae Group Holdings Co. Ltd.	6,000	99,609
	Yamaha Corp.	66,600	420,277
	Yamaha Motor Co. Ltd.	200,100	1,441,673
	Yamatane Corp.	4,400	72,788
	Yamato Corp.	10,100	141,906
	Yamato Holdings Co. Ltd.	35,400	517,580
	Yamato Kogyo Co. Ltd.	7,000	441,220
#	Yamaura Corp.	2,700	25,017
	Yamaya Corp.	1,000	15,352
	Yamazaki Baking Co. Ltd.	27,700	544,377
	Yamazen Corp.	26,000	240,913
	Yaskawa Electric Corp.	30,700	842,049
	Yasuda Logistics Corp.	5,700	80,080
	Yellow Hat Ltd.	29,000	292,021
	Yodoko Ltd.	51,000	429,991
	Yokogawa Bridge Holdings Corp.	14,300	255,260
	Yokogawa Electric Corp.	23,800	711,964
	Yokohama Financial Group, Inc.	111,700	811,415
#	Yokorei Co. Ltd.	13,400	106,594
	Yokowo Co. Ltd.	2,800	35,861
#	Yomeishu Seizo Co. Ltd.	800	21,568
	Yondenko Corp.	17,400	158,596
#	Yondoshi Holdings, Inc.	3,400	37,752
	Yonex Co. Ltd.	23,600	607,005
#	Yorozu Corp.	3,200	19,010
#*	Yoshimura Food Holdings KK	1,600	6,784
#	Yossix Holdings Co. Ltd.	1,900	31,184
	Yotai Refractories Co. Ltd.	400	4,612
	Yuasa Trading Co. Ltd.	7,200	234,092
	Yurtec Corp.	19,500	314,362
#	Yushin Co.	6,100	25,503
	Yutaka Giken Co. Ltd.	1,500	29,462
	Zacros Corp.	28,800	196,830
	Zaoh Co. Ltd.	2,300	36,541
#	Zenitaka Corp.	900	46,207
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	48,100	$988,597
	Zenrin Co. Ltd.	11,550	77,204
	Zeon Corp.	53,800	552,014
#	ZIGExN Co. Ltd.	40,500	133,787
	Zojirushi Corp.	2,400	25,870
	ZOZO, Inc.	89,700	775,412
#	Zuiko Corp.	6,500	40,445
TOTAL JAPAN			809,649,526
NETHERLANDS — (5.3%)
	Aalberts NV	18,617	589,810
Ω	ABN AMRO Bank NV	175,938	5,256,792
	Acomo NV	14,752	399,597
	Aegon Ltd. (AEG US)	290,070	2,195,830
	Aegon Ltd. (AGN NA)	376,088	2,866,063
	Akzo Nobel NV	85,978	5,681,897
#*Ω	Alfen NV	8,555	94,797
	Allfunds Group PLC	195,185	1,483,745
	AMG Critical Materials NV	14,363	476,885
#	Aperam SA	22,613	788,001
	Arcadis NV	36,472	1,741,784
	ASM International NV	9,126	5,921,356
	ASML Holding NV (ASML NA)	6,365	6,729,679
	ASML Holding NV (ASML US)	67,827	71,844,393
	ASR Nederland NV	140,206	9,357,157
Ω	B&S Group SARL	19,796	135,547
*Ω	Basic-Fit NV	22,055	654,681
	BE Semiconductor Industries NV	17,966	3,063,133
#	Brunel International NV	7,330	65,327
*	CM.com NV	5,683	27,500
#	Coca-Cola Europacific Partners PLC	44,682	3,980,479
	Corbion NV	15,225	309,878
Ω	CTP NV	46,247	964,394
*	Flow Traders Ltd.	11,882	326,720
#	Fugro NV	35,052	357,961
	Havas NV	258,055	450,351
	Heineken NV	22,722	1,759,417
	IMCD NV	29,500	3,056,898
	ING Groep NV (INGA NA)	587,920	14,680,165
*	InPost SA	97,251	1,225,018
	JDE Peet's NV	27,722	1,008,917
	Kendrion NV	3,304	54,204
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	9,852,065

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke BAM Groep NV	132,137	$1,226,613
	Koninklijke Heijmans NV	16,526	1,170,768
	Koninklijke KPN NV	2,139,452	9,900,231
#	Koninklijke Philips NV (PHG US)	110,980	3,031,969
	Koninklijke Philips NV (PHIA NA)	160,799	4,405,119
	Koninklijke Vopak NV	20,583	932,759
	Nedap NV	1,163	139,926
	NN Group NV	153,865	10,529,728
*	NX Filtration NV	989	3,193
#*	Pharming Group NV	52,106	68,284
#	PostNL NV	111,852	123,769
	Prosus NV (PRX NA)	166,825	11,530,686
	Randstad NV	66,768	2,616,696
	SBM Offshore NV	117,153	3,029,462
Ω	Signify NV	33,450	800,709
	Sligro Food Group NV	6,915	74,261
	TKH Group NV	16,137	713,386
*	TomTom NV	13,177	79,351
#	Universal Music Group NV	230,116	6,172,166
	Van Lanschot Kempen NV	15,885	928,755
	Wolters Kluwer NV	80,997	9,929,061
TOTAL NETHERLANDS			224,807,333
NEW ZEALAND — (0.3%)
#	a2 Milk Co. Ltd.	103,845	641,741
	Auckland International Airport Ltd.	213,783	994,987
#	Briscoe Group Ltd.	8,008	24,749
#	Channel Infrastructure NZ Ltd.	299,697	459,664
	Chorus Ltd. (CHRYY US), ADR	880	23,267
#	Chorus Ltd. (CNU NZ)	190,810	1,021,797
	Contact Energy Ltd.	101,812	542,744
	EBOS Group Ltd.	51,567	852,751
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,550,617
	Freightways Group Ltd.	84,453	710,640
*	Gentrack Group Ltd.	19,740	103,313
	Hallenstein Glasson Holdings Ltd.	28,311	159,593
#	Heartland Group Holdings Ltd.	368,602	228,690
		Shares	Value»
NEW ZEALAND — (Continued)
	Investore Property Ltd.	146,341	$105,289
*	KMD Brands Ltd.	256,380	41,795
	Mainfreight Ltd.	10,461	360,769
	Mercury NZ Ltd.	100,551	372,746
	Meridian Energy Ltd.	168,960	571,992
	Napier Port Holdings Ltd.	4,632	9,139
#	NZME Ltd. (NZM AU)	3,265	2,184
#	NZME Ltd. (NZM NZ)	18,316	12,198
	NZX Ltd.	164,695	145,084
#*	Oceania Healthcare Ltd.	121,694	54,979
#	Port of Tauranga Ltd.	34,021	153,151
*	Ryman Healthcare Ltd.	123,631	202,457
	Scales Corp. Ltd.	61,067	213,076
*	Serko Ltd.	22,697	35,333
	Skellerup Holdings Ltd.	99,190	311,605
	SKY Network Television Ltd.	76,616	157,885
#*	SKYCITY Entertainment Group Ltd.	234,874	97,999
	Spark New Zealand Ltd.	251,923	353,179
	Summerset Group Holdings Ltd.	56,097	372,057
	TOWER Ltd.	174,508	184,574
	Turners Automotive Group Ltd.	13,581	56,830
	Vector Ltd.	66,685	191,173
#*	Vista Group International Ltd.	82,312	124,769
#*	Warehouse Group Ltd.	49,483	22,790
TOTAL NEW ZEALAND			11,467,606
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,417	73,925
	ABG Sundal Collier Holding ASA	123,021	85,374
	AF Gruppen ASA	13,945	234,220
	Aker Solutions ASA	151,015	414,926
	AKVA Group ASA	1,484	13,169
	Archer Ltd.	26,888	62,605
	Arendals Fossekompani ASA	734	9,577
	Atea ASA	44,322	675,247
#*Ω	AutoStore Holdings Ltd.	69,671	67,581
	B2 Impact ASA	72,702	124,620
#*	BEWi ASA	13,631	23,468

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Borregaard ASA	31,918	$604,483
	Bouvet ASA	31,928	202,704
#Ω	Bw Lpg Ltd.	14,233	191,434
Ω	BW LPG Ltd.	4,341	57,487
*	Cadeler AS (CDLR US), ADR	1,008	18,678
*	Cloudberry Clean Energy ASA	121,222	157,780
#	DNB Bank ASA	161,006	4,109,746
	DOF Group ASA	53,156	476,529
Ω	Elmera Group ASA	70,924	228,160
	Elopak ASA	76,869	361,851
*	Endur ASA	3,592	30,116
Ω	Entra ASA	21,524	239,499
Ω	Europris ASA	101,496	875,091
#	Gjensidige Forsikring ASA	47,960	1,290,711
*	Grieg Seafood ASA	17,155	114,883
#*	Hexagon Composites ASA	33,877	30,426
Ω	Kid ASA	12,875	174,297
	Kitron ASA	67,277	500,175
*	Kongsberg Automotive ASA	323,369	55,258
	Kongsberg Gruppen ASA	104,609	2,666,826
	Leroy Seafood Group ASA	22,262	104,821
*	LINK Mobility Group Holding ASA	102,460	303,469
	Magnora ASA	16,615	33,694
	Medistim ASA	3,403	91,523
	Mowi ASA	31,958	702,538
Ω	Multiconsult ASA	5,960	101,176
*	Napatech AS	3,698	11,921
#*	NEL ASA	235,947	51,473
	Norbit ASA	4,765	95,927
	Norconsult Norge AS	14,154	65,458
*	Nordic Semiconductor ASA	29,568	427,645
	Norsk Hydro ASA	74,986	506,947
*	Northern Ocean Ltd.	10,938	6,494
*	NRC Group ASA	21,505	16,370
	Odfjell Drilling Ltd.	56,536	454,122
	Odfjell Technology Ltd.	3,913	22,467
	Olav Thon Eiendomsselskap ASA	2,629	68,750
	Orkla ASA	47,569	483,126
*	Otello Corp. ASA	9,524	14,222
	Paratus Energy Services Ltd.	6,431	26,323
	Pareto Bank ASA	13,108	111,052
	Pexip Holding ASA	12,536	77,009
		Shares	Value»
NORWAY — (Continued)
*	PhotoCure ASA	6,697	$38,438
	Protector Forsikring ASA	33,026	1,487,749
	Public Property Invest AS	27,280	60,172
	Rana Gruber ASA	5,863	36,966
	Reach Subsea ASA	19,395	12,787
#	Salmar ASA	6,070	340,845
	SATS ASA	12,194	43,690
*Ω	Scatec ASA	62,070	654,705
	Sea1 offshore, Inc.	28,559	56,528
	Selvaag Bolig ASA	22,992	74,722
#*Ω	Shelf Drilling Ltd.	17,298	31,227
#*	SmartCraft ASA	7,109	17,935
*	Solstad Offshore ASA	14,544	62,401
	Sparebank 1 Oestlandet	19,503	342,005
	SpareBank 1 Sor-Norge ASA	65,535	1,128,083
	Sparebanken More	18,957	187,059
	Sparebanken Norge	6,826	118,940
	Storebrand ASA	215,885	3,345,571
	Subsea 7 SA	72,598	1,325,882
	TGS ASA	95,494	824,086
*	Thor Medical ASA	64,307	22,585
	TOMRA Systems ASA	30,260	369,413
	Veidekke ASA	43,427	672,370
#	Vend Marketplaces ASA, Class B	19,547	671,960
	Wilh Wilhelmsen Holding ASA, Class A	5,667	285,638
	Wilh Wilhelmsen Holding ASA, Class B	1,503	71,396
	Zalaris ASA	8,474	77,091
*	Zaptec ASA	6,781	19,791
TOTAL NORWAY			30,327,408
PORTUGAL — (0.3%)
#	Altri SGPS SA	30,604	173,582
	Banco Comercial Portugues SA, Class R	2,667,805	2,354,876
	Corticeira Amorim SGPS SA	17,738	148,815
	CTT-Correios de Portugal SA	33,316	289,669
	EDP Renovaveis SA	129,974	1,900,309
	EDP SA (EDP PL)	932,445	4,635,315
	Ibersol SGPS SA	5,326	62,012
#	Navigator Co. SA	51,006	176,618
	NOS SGPS SA	91,019	394,400

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	167,843	$631,800
	Sonae SGPS SA	418,269	681,450
TOTAL PORTUGAL			11,448,846
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	37,743	54,940
	Aztech Global Ltd.	48,500	25,165
	Boustead Singapore Ltd.	115,185	158,169
	BRC Asia Ltd.	23,800	77,084
	Bukit Sembawang Estates Ltd.	79,000	254,326
	Centurion Corp. Ltd.	94,500	102,923
	China Aviation Oil Singapore Corp. Ltd.	148,900	173,799
	China Sunsine Chemical Holdings Ltd.	198,500	112,002
	City Developments Ltd.	281,700	1,564,690
	CSE Global Ltd.	233,598	151,423
	DBS Group Holdings Ltd.	275,304	11,398,275
	DFI Retail Group Holdings Ltd.	54,700	191,917
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	140,402	0
	Far East Orchard Ltd.	19,400	18,472
	Food Empire Holdings Ltd.	66,800	121,041
	Fraser & Neave Ltd.	19,200	21,963
	Frasers Property Ltd.	89,600	72,210
	Frencken Group Ltd.	117,100	148,183
*	Fu Yu Corp. Ltd.	192,800	15,560
*	Gallant Venture Ltd.	272,800	15,717
#	Genting Singapore Ltd.	994,600	557,522
	GuocoLand Ltd.	129,966	216,580
	Haw Par Corp. Ltd.	47,300	537,790
	Ho Bee Land Ltd.	89,300	154,315
	Hong Fok Corp. Ltd.	87,200	51,566
	Hong Leong Finance Ltd.	44,100	88,418
	Hongkong Land Holdings Ltd.	152,900	934,267
	Hour Glass Ltd.	84,500	136,312
	HRnetgroup Ltd.	119,200	67,721
	iFAST Corp. Ltd.	48,700	362,241
	ISDN Holdings Ltd.	71,160	23,252
	Keppel Ltd.	346,900	2,712,878
		Shares	Value»
SINGAPORE — (Continued)
	LHN Ltd.	30,700	$19,240
*	Mermaid Maritime PCL	242,300	23,287
	Metro Holdings Ltd.	128,400	53,253
	Micro-Mechanics Holdings Ltd.	22,100	30,196
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	11,942
	Netlink NBN Trust	773,900	582,601
	OUE Ltd.	49,300	48,497
	Oversea-Chinese Banking Corp. Ltd.	232,945	3,047,246
*	Oxley Holdings Ltd.	373,865	28,382
	Pacific Century Regional Developments Ltd.	48,300	16,513
	Pan-United Corp. Ltd.	105,900	91,043
	Propnex Ltd.	69,200	119,116
	Q&M Dental Group Singapore Ltd.	53,280	21,888
	Raffles Medical Group Ltd.	154,100	117,257
	SATS Ltd.	102,600	269,448
	Seatrium Ltd.	594,820	992,301
	Sheng Siong Group Ltd.	141,000	251,227
	SIA Engineering Co. Ltd.	44,900	121,802
	Sing Investments & Finance Ltd.	9,700	11,918
	Singapore Exchange Ltd.	88,300	1,145,741
	Singapore Land Group Ltd.	68,500	162,112
#	Singapore Post Ltd.	471,600	152,357
	Singapore Technologies Engineering Ltd.	316,400	2,061,364
	StarHub Ltd.	112,000	99,778
	Straits Trading Co. Ltd.	80,806	104,301
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	41,511
	United Overseas Bank Ltd.	94,500	2,513,459
	UOL Group Ltd.	187,851	1,147,621
	Valuetronics Holdings Ltd.	154,710	101,571
	Venture Corp. Ltd.	45,500	520,693
	Vicom Ltd.	32,400	39,567
	Wee Hur Holdings Ltd.	274,100	152,179

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	246,500	$270,944
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,940,223
TOTAL SINGAPORE			36,831,299
SPAIN — (3.2%)
	Acciona SA	16,847	3,728,949
	Acerinox SA	63,330	815,554
	ACS Actividades de Construccion y Servicios SA	74,370	6,106,465
Ω	Aedas Homes SA	2,525	61,972
Ω	Aena SME SA	89,400	2,428,209
	Almirall SA	16,061	231,158
	Amadeus IT Group SA	143,660	10,981,470
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	238,719
	Audax Renovables SA	89,063	141,758
	Azkoyen SA	4,058	41,261
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	9,907,476
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	1,054,490
	Banco de Sabadell SA	2,576,619	9,659,473
	Banco Santander SA (SAN SM)	2,061,320	21,005,234
#	Banco Santander SA (SAN US), Sponsored ADR	69,983	710,326
	Bankinter SA	299,967	4,521,773
	CaixaBank SA	932,461	9,855,876
Ω	Cellnex Telecom SA	58,302	1,815,042
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	835,244
	Corp. ACCIONA Energias Renovables SA	20,340	559,569
	Ebro Foods SA	4,942	100,725
*	eDreams ODIGEO SA	29,809	249,484
	Elecnor SA	17,817	581,212
	Enagas SA	28,386	450,473
		Shares	Value»
SPAIN — (Continued)
#	Ence Energia y Celulosa SA	24,710	$75,467
	Endesa SA	34,501	1,236,861
*	Ercros SA	13,714	50,610
	Faes Farma SA	97,892	503,856
	Ferrovial SE	49,581	3,042,506
	Fluidra SA	21,236	614,663
#Ω	Gestamp Automocion SA	40,092	155,131
Ω	Global Dominion Access SA	32,275	118,271
*	Grenergy Renovables SA	4,308	371,413
	Grifols SA	30,139	390,538
	Iberdrola SA	489,103	9,912,287
	Indra Sistemas SA	40,975	2,266,631
#	Industria de Diseno Textil SA	303,676	16,769,106
	Laboratorios Farmaceuticos Rovi SA	6,903	486,697
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	203,147
	Mapfre SA	447,822	1,977,732
	Naturgy Energy Group SA	16,027	485,437
Ω	Neinor Homes SA	13,514	268,713
*	Obrascon Huarte Lain SA	124,337	65,212
	Pharma Mar SA	1,779	150,406
	Prim SA	1,123	17,922
*	Promotora de Informaciones SA, Class A	51,144	22,399
Ω	Prosegur Cash SA	43,253	35,392
	Realia Business SA	163,953	195,761
	Redeia Corp. SA	147,722	2,659,271
	Sacyr SA	107,160	471,397
*	Solaria Energia y Medio Ambiente SA	40,924	707,695
#*††	Soltec Power Holdings SA	4,800	1,660
#*Ω	Talgo SA	14,985	46,148
*	Tecnicas Reunidas SA	38,833	1,389,908
#	Telefonica SA (TEF SM)	1,178,997	5,978,898
#	Tubacex SA	61,124	232,838
Ω	Unicaja Banco SA	502,777	1,357,403
TOTAL SPAIN			138,343,288

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (3.7%)
#	AAK AB	17,148	$479,503
Ω	AcadeMedia AB	38,662	426,948
	AddLife AB, Class B	43,022	929,431
	Addnode Group AB	45,365	527,962
	AddTech AB, Class B	88,465	2,980,446
	AFRY AB	52,632	902,907
	Alfa Laval AB	51,089	2,428,141
Ω	Alimak Group AB	28,194	416,518
	Alleima AB	87,037	751,673
	Alligo AB, Class B	9,012	112,445
Ω	Ambea AB	56,626	763,492
*	Annehem Fastigheter AB, Class B	20,118	39,536
	AQ Group AB	12,285	253,174
	Arise AB	18,466	58,295
	Arjo AB, Class B	35,959	114,107
*	Asmodee Group AB, Class B	37,385	481,777
#	Assa Abloy AB, Class B	86,434	3,257,227
	Atlas Copco AB (ATCOA SS), Class A	416,508	6,979,030
	Atlas Copco AB (ATCOB SS), Class B	274,818	4,111,047
	Atrium Ljungberg AB, Class B	75,650	272,325
Ω	Attendo AB	47,275	401,111
	Avanza Bank Holding AB	85,894	3,301,298
	Axfood AB	47,948	1,306,542
	Beijer Alma AB	16,990	518,634
	Beijer Ref AB	36,411	575,369
#	Bergman & Beving AB	16,194	571,617
	Betsson AB, Class B	97,689	1,522,444
#*	Better Collective AS	10,434	128,016
*	BHG Group AB	59,540	179,696
*	BICO Group AB	9,197	20,705
	Bilia AB, Class A	51,649	723,102
	Billerud Aktiebolag	80,527	745,150
	BioGaia AB, Class B	45,491	480,553
	Bjorn Borg AB	8,728	58,671
*	Boliden AB	73,561	3,298,656
*	Bonava AB, Class B	62,489	72,952
#*Ω	Boozt AB	20,939	226,366
Ω	Bravida Holding AB	105,011	887,584
	BTS Group AB, Class B	885	17,598
	Bufab AB	56,260	618,346
	Bulten AB	5,358	27,485
	Bure Equity AB	38,184	1,118,307
	Byggmax Group AB	33,690	171,378
*	Camurus AB	11,538	759,021
		Shares	Value»
SWEDEN — (Continued)
*	Carasent AB	7,011	$20,966
#	Castellum AB	96,373	1,095,975
	Catella AB	30,701	100,284
#	Catena AB	11,657	564,798
*	Cavotec Group AB	12,463	20,054
	Cellavision AB	2,712	51,397
#	Cibus Nordic Real Estate AB publ	20,624	357,453
*	Cint Group AB	88,523	33,622
	Clas Ohlson AB, Class B	39,038	1,423,667
	Cloetta AB, Class B	56,728	211,259
Ω	Coor Service Management Holding AB	38,883	190,933
	Corem Property Group AB (COREB SS), Class B	80,008	32,537
	Corem Property Group AB (CORED SS), Class D	2,536	63,959
	CTT Systems AB	3,225	64,148
	Dios Fastigheter AB	28,555	194,604
Ω	Dometic Group AB	70,205	343,163
	Duni AB	8,229	91,722
*Ω	Dustin Group AB	466,812	100,881
*	Dynavox Group AB	30,792	316,815
	Eastnine AB	14,357	75,597
	Elanders AB, Class B	6,728	44,833
*	Electrolux AB, Class B	65,569	423,099
	Electrolux Professional AB, Class B	105,894	735,482
	Elekta AB, Class B	77,072	391,743
*	Embracer Group AB	40,136	418,285
*	Enad Global 7 AB	8,884	15,893
*	Enea AB	4,829	35,364
#	Engcon AB	11,770	101,879
#	Eolus AB, Class B	4,899	22,505
	Ependion AB	3,773	48,713
	Epiroc AB (EPIA SS), Class A	119,387	2,517,388
	Epiroc AB (EPIB SS), Class B	73,342	1,368,750
#	EQT AB	20,316	702,072
Ω	Evolution AB	23,018	1,533,632
	Ework Group AB	5,246	52,586
#	Fabege AB	102,226	900,826
	Fagerhult Group AB	20,861	101,380
#*	Fastighets AB Balder, Class B	79,516	583,239
*	Fastighets AB Trianon	12,292	26,175

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Fastighetsbolaget Emilshus AB, Class B	324	$1,990
#	FastPartner AB (FPARA SS), Class A	14,604	77,222
	FastPartner AB (FPARD SS), Class D	6,387	51,000
	Fenix Outdoor International AG	1,370	75,581
	FormPipe Software AB	5,484	14,614
	G5 Entertainment AB	2,548	25,234
	Getinge AB, Class B	63,348	1,483,972
	Granges AB	59,043	863,967
*Ω	Green Landscaping Group AB	1,854	9,117
*	Gruvaktiebolaget Viscaria	8,929	17,970
#	H & M Hennes & Mauritz AB, Class B	98,108	1,852,879
	Hanza AB	4,885	67,431
	Heba Fastighets AB, Class B	14,702	50,586
	Hemnet Group AB	59,642	1,301,728
	Hexagon AB, Class B	133,965	1,632,982
#*	Hexatronic Group AB	54,874	124,888
	Hexpol AB	75,304	684,681
*	HMS Networks AB	12,718	705,959
Ω	Hoist Finance AB	36,279	378,066
#	Holmen AB (HOLMB SS), Class B	15,331	579,297
	Hufvudstaden AB, Class A	39,757	528,417
	Humana AB	18,614	94,808
	Husqvarna AB (HUSQA SS), Class A	6,401	30,410
#	Husqvarna AB (HUSQB SS), Class B	90,655	429,256
	Indutrade AB	59,512	1,590,890
	Instalco AB	83,705	212,101
	INVISIO AB	20,829	662,312
	Inwido AB	24,189	363,636
*	ITAB Shop Concept AB	11,168	23,555
	JM AB	25,486	362,845
*	John Mattson Fastighetsforetagen AB	8,820	61,807
		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	1,160	$27,820
*	Karnov Group AB	25,012	295,132
#*	K-fast Holding AB	33,974	52,202
*	Klarabo Sverige AB, Class B	19,376	31,766
	KNOW IT AB	10,740	137,086
	Lagercrantz Group AB, Class B	85,860	2,100,542
	Lifco AB, Class B	46,402	1,791,554
	Lime Technologies AB	6,782	255,022
	Lindab International AB	28,206	674,753
	Loomis AB	18,478	744,394
*	Medcap AB	3,271	209,470
	Medicover AB, Class B	16,981	461,655
	MEKO AB	13,105	106,005
#	Micro Systemation AB, Class B	5,726	42,902
	Midsona AB, Class B	13,356	11,545
	MIPS AB	6,044	216,410
*	Modern Times Group MTG AB, Class B	60,348	811,224
	Momentum Group AB	5,204	89,127
Ω	Munters Group AB	55,652	941,887
	Mycronic AB	57,746	1,354,651
*	NCAB Group AB	58,242	357,992
#	NCC AB, Class B	44,361	1,011,248
	Nederman Holding AB	7,369	125,014
*	Neobo Fastigheter AB	24,965	50,175
*	Net Insight AB, Class B	46,248	18,517
	New Wave Group AB, Class B	35,622	419,828
#	Nibe Industrier AB, Class B	155,070	603,424
	Nivika Fastigheter AB, Class B	9,301	40,279
*	Nobia AB	189,671	89,210
	Nolato AB, Class B	14,872	98,421
	Nordnet AB publ	62,336	1,799,970
*	Norion Bank AB	47,759	355,840
	Note AB	2,905	57,678
#	NP3 Fastigheter AB	10,674	290,571
	Nyfosa AB	43,403	369,203
	OEM International AB, Class B	45,371	737,908
#*	Orron Energy AB	86,080	39,627
	Pandox AB	40,276	803,572
	Peab AB, Class B	57,607	466,218

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	20,486	$157,266
	Ratos AB, Class B	176,419	713,704
	RaySearch Laboratories AB	16,148	379,037
	Rejlers AB	6,037	126,283
	Rusta AB	17,884	118,159
	Rvrc Holding AB	45,114	308,545
	Saab AB, Class B	27,844	1,532,156
	Sagax AB (SAGAA SS), Class A	309	7,036
	Sagax AB (SAGAB SS), Class B	40,713	913,628
*	Samhallsbyggnadsbolaget i Norden AB	350,991	192,688
*	Samhallsbyggnadsbolaget i Norden AB, Class D	18,499	19,091
	Sandvik AB	129,240	3,908,149
Ω	Scandic Hotels Group AB	91,538	889,746
*	Sdiptech AB, Class B	7,712	153,534
	Sectra AB, Class B	53,846	1,708,111
	Securitas AB, Class B	126,576	1,864,573
*	Sedana Medical AB	13,026	14,285
*	Sensys Gatso Group AB	3,064	12,209
*Ω	Sinch AB	223,737	810,187
	SinterCast AB	1,838	21,157
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	327,012	6,242,520
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	71,495
	Skanska AB, Class B	71,874	1,957,273
	SKF AB (SKFA SS), Class A	2,962	77,241
	SKF AB (SKFB SS), Class B	49,068	1,257,712
	SkiStar AB	27,008	450,982
	Solid Forsakring AB	5,045	41,037
*	Stendorren Fastigheter AB	4,794	99,376
	Stenhus Fastigheter I Norden AB	9,502	10,681
*	Stillfront Group AB	228,570	155,073
	Storskogen Group AB, Class B	572,768	591,816
	Svedbergs Group AB	12,363	77,114
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	$70,329
	Svenska Cellulosa AB SCA (SCAB SS), Class B	95,228	1,268,450
	Svenska Handelsbanken AB (SHBA SS), Class A	267,461	3,490,186
#	Svenska Handelsbanken AB (SHBB SS), Class B	6,334	138,717
	Sweco AB, Class B	80,123	1,443,696
	Swedbank AB, Class A	138,165	4,194,797
*	Swedish Logistic Property AB, Class B	8,692	38,234
*	Swedish Orphan Biovitrum AB	49,382	1,701,371
	Synsam AB	68,238	431,794
	Systemair AB	33,125	272,329
	Tele2 AB, Class B	243,542	3,868,876
	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	45,200	456,068
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	66,150
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	401,321	4,071,747
	Telia Co. AB	519,083	2,043,458
Ω	Thule Group AB	29,701	760,951
	Trelleborg AB, Class B	20,576	858,682
	Troax Group AB	9,144	138,605
	Truecaller AB, Class B	77,461	230,895
	VBG Group AB, Class B	4,446	169,082
*	Vestum AB	15,230	13,936
#*	Viaplay Group AB	337,248	35,498
*	Vimian Group AB	7,817	24,697
	Vitec Software Group AB, Class B	12,334	430,469
	Vitrolife AB	28,712	443,138
	Volati AB	10,612	119,681

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB (VOLVA SS), Class A	48,000	$1,311,712
	Volvo AB (VOLVB SS), Class B	335,482	9,190,545
#*	Volvo Car AB, Class B	104,258	361,270
#	Wallenstam AB, Class B	147,862	684,176
	Wihlborgs Fastigheter AB	119,878	1,164,913
	XANO Industri AB, Class B	5,741	37,671
#*	XSpray Pharma AB	2,616	7,031
TOTAL SWEDEN			156,264,324
SWITZERLAND — (8.3%)
	ABB Ltd.	257,472	19,142,404
#	Accelleron Industries AG (ACLLY US), ADR	1,336	108,416
	Accelleron Industries AG (ACLN SW)	45,835	3,757,116
	Adecco Group AG	92,117	2,568,440
#	Alcon AG	51,496	3,805,039
	Allreal Holding AG	8,736	2,087,980
	ALSO Holding AG	3,802	1,092,435
	APG SGA SA	611	160,998
	Arbonia AG	858	5,425
	Ascom Holding AG	16,764	74,578
	Baloise Holding AG	22,991	5,709,608
	Banque Cantonale de Geneve	6,460	200,262
	Banque Cantonale Vaudoise	12,119	1,407,096
	Belimo Holding AG	4,697	5,067,800
	Bellevue Group AG	2,469	26,431
	Berner Kantonalbank AG	2,419	788,049
	BKW AG	8,476	1,896,992
	Bossard Holding AG, Class A	2,376	516,315
	Bucher Industries AG	2,910	1,291,239
	Burckhardt Compression Holding AG	1,848	1,278,162
	Burkhalter Holding AG	2,537	450,531
	Bystronic AG	420	156,102
#	Calida Holding AG	727	12,296
*	Carlo Gavazzi Holding AG	142	28,164
	Cembra Money Bank AG	15,276	1,746,857
		Shares	Value»
SWITZERLAND — (Continued)
	Cham Swiss Properties AG	1,743	$50,687
*	Cicor Technologies Ltd.	223	61,327
	Cie Financiere Tradition SA	443	167,747
#	Clariant AG	111,397	998,797
	Coltene Holding AG	840	47,340
	Daetwyler Holding AG	1,291	238,061
	DKSH Holding AG	23,649	1,649,177
#*	DocMorris AG	17,950	123,568
	dormakaba Holding AG	13,160	1,124,084
	DSM-Firmenich AG	17,566	1,431,785
	EFG International AG	46,629	972,349
	Emmi AG	816	725,070
#	EMS-Chemie Holding AG	1,288	882,190
#*	Feintool International Holding AG	840	9,923
	Flughafen Zurich AG	8,362	2,470,015
	Forbo Holding AG	196	180,087
	Galderma Group AG	18,448	3,426,015
Ω	Galenica AG	35,154	3,788,603
	Geberit AG	12,147	8,879,746
#	Georg Fischer AG	18,974	1,339,742
	Givaudan SA	2,064	8,455,479
	Glarner Kantonalbank	1,134	29,033
	Helvetia Holding AG	19,614	4,819,723
	Hiag Immobilien Holding AG	801	110,167
	Huber & Suhner AG	8,082	1,480,191
	Implenia AG	4,981	395,243
	Inficon Holding AG	4,862	583,287
	Interroll Holding AG	150	462,886
	Intershop Holding AG	2,180	427,327
	Investis Holding SA	1,724	281,745
	Julius Baer Group Ltd.	70,066	4,730,052
	Jungfraubahn Holding AG	1,056	310,433
	Kardex Holding AG	2,455	923,426
*	Komax Holding AG	1,162	95,749
#*	Kudelski SA	3,540	5,688
	Kuehne & Nagel International AG	11,897	2,282,399
	Landis & Gyr Group AG	10,056	728,504
	Lastminute.com NV	3,748	60,676
*	LEM Holding SA	90	51,111
	Liechtensteinische Landesbank AG	5,939	584,272
#	Logitech International SA (LOGI US)	10,148	1,223,443

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Logitech International SA (LOGN SW)	29,073	$3,495,112
	Luzerner Kantonalbank AG	1,254	127,566
Ω	Medacta Group SA	1,879	348,146
Ω	Medmix AG	2,102	24,145
	Meier Tobler Group AG	2,096	102,866
#	Metall Zug AG, Class B	56	51,746
	Mikron Holding AG	1,314	34,942
	Mobilezone Holding AG	18,598	277,959
	Mobimo Holding AG	3,646	1,545,474
*Ω	Montana Aerospace AG	6,124	242,798
	Naturenergie Holding AG	4,240	174,862
	Nestle SA	170,830	16,322,540
	Novartis AG (NOVN SW)	13,040	1,613,852
	Novartis AG (NVS US), Sponsored ADR	337,133	41,733,694
#	Novavest Real Estate AG	964	47,724
	OC Oerlikon Corp. AG Pfaffikon	33,952	121,412
	Orell Fuessli AG	246	34,700
#*	Orior AG	1,050	17,733
	Partners Group Holding AG	6,159	7,542,414
*	Peach Property Group AG	2,272	17,401
	Phoenix Mecano AG	277	150,980
	Plazza AG, Class A	134	66,389
*Ω	PolyPeptide Group AG	1,208	39,123
	PSP Swiss Property AG	19,021	3,289,942
	Rieter Holding AG	20,670	88,273
	Roche Holding AG (RO SW)	5,281	1,791,650
	Roche Holding AG (ROG SW)	116,234	37,650,537
	Romande Energie Holding SA	3,252	174,905
	Sandoz Group AG (SDZ SW)	103,371	6,892,446
	Schindler Holding AG	4,589	1,551,265
	Schweiter Technologies AG	268	92,494
*Ω	Sensirion Holding AG	823	58,977
		Shares	Value»
SWITZERLAND — (Continued)
	SF Urban Properties AG	145	$17,695
	SFS Group AG	5,511	747,384
	SGS SA	62,404	7,037,286
	Siegfried Holding AG	8,140	785,182
	SIG Group AG	188,575	2,108,409
	Sika AG	42,089	8,248,927
	SKAN Group AG	1,871	122,241
*	Softwareone Holding AG	37,124	379,189
	Sonova Holding AG	18,671	5,092,891
	St. Galler Kantonalbank AG	1,050	666,034
#	Stadler Rail AG	17,770	435,748
	Straumann Holding AG	21,980	2,762,924
	Sulzer AG	8,243	1,377,611
	Sunrise Communications AG, Class A	704	38,588
#	Swatch Group AG (UHR SW)	10,557	2,206,271
	Swatch Group AG (UHRN SW)	19,445	824,484
	Swiss Life Holding AG	9,783	10,618,977
	Swiss Prime Site AG	36,674	5,212,949
	Swiss Re AG	103,571	18,912,265
#	Swisscom AG	10,503	7,693,686
	Swissquote Group Holding SA	6,994	4,443,585
	Tecan Group AG	1,583	289,077
	Temenos AG	14,353	1,355,183
	TX Group AG	1,492	376,821
*	u-blox Holding AG	3,540	592,089
#*	UBS Group AG (UBS US)	52,577	2,016,874
	UBS Group AG (UBSG SW)	287,351	10,995,576
	Valiant Holding AG	6,872	1,131,082
	Varia U.S. Properties AG	791	19,103
#Ω	VAT Group AG	5,891	2,574,466
	Vaudoise Assurances Holding SA	433	332,539
	Vontobel Holding AG	16,069	1,218,498
	VP Bank AG, Class A	656	65,804
	VZ Holding AG	5,795	1,132,042
#	V-ZUG Holding AG	925	47,683
	Walliser Kantonalbank	803	128,814
	Warteck Invest AG	38	91,656
	Ypsomed Holding AG	1,282	503,372
	Zehnder Group AG	1,233	108,648

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	135	$358,949
	Zuger Kantonalbank	45	490,874
	Zurich Insurance Group AG	19,902	13,841,264
TOTAL SWITZERLAND			353,112,689
UNITED KINGDOM — (12.4%)
	3i Group PLC	159,187	9,212,245
	4imprint Group PLC	11,905	521,352
	Aberdeen Group PLC	714,349	1,905,192
*	Accesso Technology Group PLC	5,610	26,140
	Admiral Group PLC	103,501	4,456,463
	Advanced Medical Solutions Group PLC	22,565	63,752
	AG Barr PLC	33,913	298,085
Ω	Airtel Africa PLC	434,917	1,581,652
	AJ Bell PLC	136,933	966,718
Ω	Alfa Financial Software Holdings PLC	68,516	204,094
	Antofagasta PLC	35,601	1,306,641
*	AO World PLC	118,657	165,942
	Ashmore Group PLC	83,278	205,598
	Ashtead Group PLC	77,699	5,189,887
#	Ashtead Technology Holdings PLC	33,238	143,057
#*	ASOS PLC	13,366	44,731
#*Ω	Aston Martin Lagonda Global Holdings PLC	59,183	48,998
	AstraZeneca PLC (AZN LN)	25,658	4,232,249
	AstraZeneca PLC (AZN US), Sponsored ADR	368,869	30,394,806
	Atalaya Mining Copper SA	43,021	386,942
*	Auction Technology Group PLC	24,744	100,487
Ω	Auto Trader Group PLC	485,502	4,980,805
	Aviva PLC	584,887	5,140,739
	Avon Technologies PLC	4,439	111,845
	B&M European Value Retail SA	389,358	919,354
	Babcock International Group PLC	225,580	3,602,292
	BAE Systems PLC	354,628	8,735,718
Ω	Bakkavor Group PLC	53,124	154,831
		Shares	Value»
UNITED KINGDOM — (Continued)
	Balfour Beatty PLC	188,688	$1,667,638
	Barclays PLC (BARC LN)	1,252,014	6,715,328
	Barclays PLC (BCS US), Sponsored ADR	219,860	4,724,791
	Barratt Redrow PLC	594,963	2,944,161
	Beazley PLC	398,001	4,869,061
	Begbies Traynor Group PLC	34,007	50,042
	Bellway PLC	63,366	2,186,950
	Berkeley Group Holdings PLC	49,472	2,620,791
	Bloomsbury Publishing PLC	42,088	276,164
#*	boohoo Group PLC	332,375	52,393
#	Brickability Group PLC	63,876	47,041
Ω	Bridgepoint Group PLC	13,466	53,331
#	Brooks Macdonald Group PLC	2,856	65,460
	BT Group PLC	1,998,075	4,876,448
	Bunzl PLC	113,857	3,460,991
*	Burberry Group PLC	173,797	2,829,009
	Burford Capital Ltd.	71,092	698,390
	Bytes Technology Group PLC (BYIT LN)	95,141	463,670
	C&C Group PLC	106,112	190,645
*	Canal & SA	258,055	812,599
*	Capita PLC	13,141	54,175
	Capital Ltd.	37,907	59,751
	Card Factory PLC	82,928	112,702
	Castings PLC	3,885	12,433
	Central Asia Metals PLC	53,520	111,934
	Chemring Group PLC	78,841	594,324
	Chesnara PLC	88,613	320,204
	Clarkson PLC	11,351	541,036
*	Close Brothers Group PLC	83,764	462,053
Ω	CMC Markets PLC	34,131	96,567
	Coca-Cola HBC AG	23,634	1,072,465
	Cohort PLC	4,453	78,649
	Compass Group PLC	302,533	10,013,781
	Computacenter PLC	49,401	1,861,553
	Conduit Holdings Ltd.	21,061	93,800
Ω	Convatec Group PLC	419,916	1,348,595
	Costain Group PLC	117,946	237,857
	Crest Nicholson Holdings PLC	138,281	300,641
	Croda International PLC	15,147	574,987

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Currys PLC	737,423	$1,361,139
	CVS Group PLC	28,899	471,436
	DCC PLC	46,265	3,047,892
*	DFS Furniture PLC	66,002	138,176
#	Diageo PLC (DEO US), Sponsored ADR	65,439	6,026,278
	Diageo PLC (DGE LN)	19,868	456,999
	Diploma PLC	40,010	2,951,657
	DiscoverIE Group PLC	24,389	186,528
	Domino's Pizza Group PLC	70,611	180,583
	dotdigital group PLC	72,032	64,420
	Dr. Martens PLC	104,677	125,210
	Drax Group PLC	225,933	2,141,320
	Dunelm Group PLC	52,688	773,813
#*	EKF Diagnostics Holdings PLC	91,050	31,564
	Elementis PLC	217,555	470,260
	Entain PLC	62,233	648,200
	Essentra PLC	67,810	86,726
*	Evoke PLC	47,680	26,983
	Experian PLC	293,106	13,671,974
	FDM Group Holdings PLC	39,232	61,997
	Fevara PLC	9,982	15,864
	Firstgroup PLC	220,220	608,326
*	Flowtech Fluidpower PLC	100	76
	Foresight Group Holdings Ltd.	27,631	165,646
	Foxtons Group PLC	116,990	84,553
*	Frasers Group PLC	28,697	275,487
	Fresnillo PLC	97,883	2,862,408
	Fuller Smith & Turner PLC, Class A	4,475	36,228
*Ω	Funding Circle Holdings PLC	43,359	75,382
	Future PLC	35,082	282,880
	Galliford Try Holdings PLC	34,108	232,797
	Games Workshop Group PLC	13,277	2,780,312
*	Gaming Realms PLC	126,894	68,629
	Gamma Communications PLC	29,499	385,121
	GB Group PLC	139,238	431,007
	Genuit Group PLC	63,387	308,184
*	Georgia Capital PLC	13,215	449,712
	Gooch & Housego PLC	6,576	49,752
		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC, CDI	64,271	$803,682
	Grainger PLC	279,882	689,590
	Greencore Group PLC	170,785	534,997
	Greggs PLC	17,745	376,110
*	Griffin Mining Ltd.	5,707	14,268
	GSK PLC (GSK LN)	333,670	7,812,357
#	GSK PLC (GSK US), Sponsored ADR	81,069	3,798,912
*	Gulf Marine Services PLC	55,690	12,304
*Ω	Gym Group PLC	24,034	43,932
	Haleon PLC (HLN LN)	915,972	4,259,479
#	Haleon PLC (HLN US), ADR	45,689	423,537
	Halfords Group PLC	77,447	152,147
	Halma PLC	61,637	2,872,187
	Harworth Group PLC	68,062	146,651
	Hays PLC	452,427	351,326
*	Headlam Group PLC	23,382	15,778
	Helical PLC	46,922	128,598
	Henry Boot PLC	43,597	126,792
	Hikma Pharmaceuticals PLC	23,273	562,962
	Hill & Smith PLC	34,274	969,851
	Hilton Food Group PLC	30,314	256,349
	Hiscox Ltd.	129,263	2,336,845
	Hochschild Mining PLC	190,661	828,799
	Hollywood Bowl Group PLC	50,982	180,624
Ω	Hostelworld Group PLC	39,268	65,565
	Howden Joinery Group PLC	278,689	3,165,311
	HSBC Holdings PLC (HSBA LN)	536,883	7,516,062
	HSBC Holdings PLC (HSBC US), Sponsored ADR	287,705	20,159,489
	Hunting PLC	109,130	490,076
Ω	Ibstock PLC	30,625	55,016
	ICG PLC	114,260	2,902,657
#	IDOX PLC	187,403	173,753
	IG Group Holdings PLC	119,986	1,756,303
	IMI PLC	114,629	3,603,830
	Impax Asset Management Group PLC	25,083	62,876

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	203,781	$2,044,911
*	Indivior PLC	29,746	873,634
	Informa PLC	394,405	5,022,086
	IntegraFin Holdings PLC	51,465	245,104
	International Workplace Group PLC	132,983	395,772
	Intertek Group PLC	39,524	2,632,615
	Investec PLC	32,125	241,890
*	IP Group PLC	388,070	308,401
	ITV PLC	999,663	915,047
	J D Wetherspoon PLC	24,023	203,806
	J Sainsbury PLC	756,370	3,396,015
*	James Fisher & Sons PLC	9,648	50,421
#	James Halstead PLC	62,925	115,402
	JD Sports Fashion PLC	871,655	1,068,113
*	John Wood Group PLC	473,199	114,631
	Johnson Matthey PLC	88,563	2,480,320
	Jupiter Fund Management PLC	190,146	380,631
	Just Group PLC	670,745	1,872,437
	Kainos Group PLC	31,803	394,638
	Keller Group PLC	21,231	442,877
	Kier Group PLC	161,755	460,266
	Kingfisher PLC	717,173	2,908,552
#	Kitwave Group PLC	22,866	64,544
	Knights Group Holdings PLC	6,242	13,801
	Lancashire Holdings Ltd.	113,747	998,837
	Legal & General Group PLC	1,441,997	4,506,121
	Lion Finance Group PLC	11,242	1,183,488
	Liontrust Asset Management PLC	13,438	54,890
	Lloyds Banking Group PLC (LLOY LN)	9,915,718	11,626,055
	London Investment Group PLC	5,154	25,438
	LSL Property Services PLC	50,845	170,479
Ω	Luceco PLC	24,469	42,407
	M&C Saatchi PLC	14,575	26,083
	M&G PLC	1,304,539	4,516,531
	Macfarlane Group PLC	29,086	26,609
	Man Group PLC	294,898	814,747
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	933,555	$4,878,589
	Marshalls PLC	81,708	181,244
*	Marston's PLC	137,174	82,571
	McBride PLC	92,936	143,236
	Me Group International PLC	141,957	351,356
	Mears Group PLC	46,241	215,528
	Melrose Industries PLC	239,415	1,972,309
*	Metro Bank Holdings PLC	30,646	47,163
	Midwich Group PLC	22,780	51,507
*	Mitchells & Butlers PLC	97,664	312,312
	MJ Gleeson PLC	12,606	61,126
	Mondi PLC	120,159	1,343,122
	MONY Group PLC	359,241	916,165
	Moonpig Group PLC	156,112	439,980
	Morgan Sindall Group PLC	28,698	1,753,439
	Mortgage Advice Bureau Holdings Ltd.	13,025	119,406
	National Grid PLC (NG LN)	190,024	2,849,239
#	National Grid PLC (NGG US), Sponsored ADR	55,931	4,208,808
	NatWest Group PLC (NWG LN)	1,236,363	9,518,156
	NCC Group PLC	111,566	219,435
	Next 15 Group PLC	37,125	201,671
	Next PLC	29,404	5,524,719
	Nichols PLC	727	9,886
	Ninety One PLC	97,363	295,968
*	Ocado Group PLC	173,625	500,047
Ω	On the Beach Group PLC	51,184	142,978
	OSB Group PLC	217,602	1,542,355
	Oxford Instruments PLC	16,399	406,870
	Pagegroup PLC	232,681	722,233
	Paragon Banking Group PLC	92,530	1,009,168
	PayPoint PLC	33,924	310,540
	Pearson PLC (PSON LN)	176,687	2,459,132
	Pennon Group PLC	139,301	949,353
	Persimmon PLC	92,352	1,467,761
	Pets at Home Group PLC	126,436	356,160
	Phoenix Group Holdings PLC	252,684	2,238,485

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Playtech PLC	95,104	$329,161
	Plus500 Ltd.	60,436	2,514,709
	Polar Capital Holdings PLC	49,054	369,801
	Pollen Street Group Ltd.	8,533	99,338
	Porvair PLC	5,022	50,600
	PPHE Hotel Group Ltd.	2,869	53,945
	Premier Foods PLC	261,806	627,955
	Prudential PLC (PRU LN)	133,350	1,854,643
#	Prudential PLC (PUK US), ADR	57,880	1,612,537
*	PureTech Health PLC (PRTC LN)	35,409	61,489
	PZ Cussons PLC	23,551	22,918
	QinetiQ Group PLC	157,582	995,080
Ω	Quilter PLC	683,313	1,631,445
	Rank Group PLC	41,335	64,449
	Rathbones Group PLC	14,311	335,443
	Reach PLC	232,900	180,824
	Reckitt Benckiser Group PLC	147,947	11,316,325
	Record PLC	31,963	25,179
	RELX PLC (REL LN)	28,808	1,273,209
	RELX PLC (RELX US), Sponsored ADR	397,933	17,604,547
	RELX PLC (REN NA)	26,000	1,145,135
	Renew Holdings PLC	34,215	416,688
	Rentokil Initial PLC	193,789	1,081,623
#	Rentokil Initial PLC, Sponsored ADR	17,513	487,212
	Rightmove PLC	634,492	5,571,127
*	RM PLC	462	673
	Robert Walters PLC	34,121	67,545
	Rolls-Royce Holdings PLC	1,192,751	18,355,000
	Rotork PLC	324,537	1,461,018
	RS Group PLC	110,598	809,454
	RWS Holdings PLC	92,445	94,032
	S&U PLC	2,061	48,283
#	S4 Capital PLC	78,707	24,410
Ω	Sabre Insurance Group PLC	49,447	87,065
	Sage Group PLC	368,221	5,565,796
	Savills PLC	54,499	722,198
	Schroders PLC	214,001	1,067,890
	Secure Trust Bank PLC	5,821	74,531
	Senior PLC	68,446	171,441
	Severfield PLC	101,799	40,172
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severn Trent PLC	100,411	$3,670,523
*	SIG PLC	206,768	24,497
	Smith & Nephew PLC (SN LN)	61,518	1,135,992
#	Smith & Nephew PLC (SNN US), Sponsored ADR	38,227	1,407,518
	Smiths Group PLC	79,771	2,641,541
	Smiths News PLC	118,807	95,190
	Softcat PLC	80,619	1,698,763
*	SolGold PLC	104,747	24,195
	Spectris PLC	14,595	787,362
	Speedy Hire PLC	176,249	63,833
	Spirax Group PLC	12,940	1,206,952
Ω	Spire Healthcare Group PLC	113,450	349,777
	SSE PLC	112,441	2,832,702
	SSP Group PLC	193,208	390,476
	St. James's Place PLC	514,006	8,769,992
	Standard Chartered PLC	310,131	6,366,133
	SThree PLC	54,301	112,322
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	18,564	27,566
*	Synthomer PLC	54,205	38,255
	Tatton Asset Management PLC	10,566	103,307
	Taylor Wimpey PLC	1,370,801	1,896,147
#*	Team Internet Group PLC	52,413	31,311
	Telecom Plus PLC	53,796	1,254,807
	Tesco PLC	2,227,496	13,442,207
*	THG PLC	201,582	123,201
	Topps Tiles PLC	74,684	33,825
	TP ICAP Group PLC	264,848	913,451
*Ω	Trainline PLC	263,240	868,961
	Travis Perkins PLC	115,896	958,231
	Treatt PLC	6,521	20,639
	Tribal Group PLC	2,667	2,255
	Trifast PLC	41,274	41,189
	TT Electronics PLC	75,625	153,351
#	Unilever PLC (UL US), Sponsored ADR	417,065	25,103,142
	Unilever PLC (ULVR LN)	32,472	1,948,460
	Unilever PLC (UNA NA)	57,621	3,489,322
	United Utilities Group PLC	245,118	3,867,100
*	Vanquis Banking Group PLC	59,683	89,391

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	143,701	$118,300
	Victorian Plumbing Group PLC	53,102	53,045
	Victrex PLC	19,761	167,916
*	Videndum PLC	19,343	10,184
*	Vistry Group PLC	78,044	661,084
	Volex PLC	38,975	192,030
	Volution Group PLC	59,081	510,249
	Vp PLC	4,543	33,980
*Ω	Watches of Switzerland Group PLC	80,159	413,746
*	Watkin Jones PLC	131,930	49,516
	Weir Group PLC	50,360	1,960,409
	WH Smith PLC	51,198	454,793
	Whitbread PLC	27,543	1,048,568
	Wickes Group PLC	128,564	374,061
	Wilmington PLC	6,992	28,564
*	Wise PLC, Class A	88,639	1,127,136
	WPP PLC (WPP LN)	193,212	730,084
#	WPP PLC (WPP US), Sponsored ADR	33,820	641,565
*	Xaar PLC	20,538	34,192
	XPS Pensions Group PLC	71,166	315,244
	Young & Co.'s Brewery PLC (YNGA LN), Class A	7,197	72,789
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	12,890
*	Zegona Communications PLC	31,377	507,353
	Zigup PLC	103,961	473,610
	Zotefoams PLC	14,752	88,814
TOTAL UNITED KINGDOM			525,156,073
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	7,272	75,288
*	Flutter Entertainment PLC	1,121	258,251
	International Paper Co.	60,474	2,368,020
	Royal Gold, Inc.	8,676	1,516,565
		Shares	Value»
UNITED STATES — (Continued)
††	Theratechnologies, Inc.	5,606	$2,130
TOTAL UNITED STATES			4,220,254
TOTAL COMMON STOCKS			4,079,472,227
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 5.764%	11,307	979,591
#Ω	Dr. Ing hc F Porsche AG, 5.074%	32,286	1,689,234
	Draegerwerk AG & Co. KGaA, 2.796%	3,515	296,200
	Einhell Germany AG, 1.843%	1,437	136,280
#	FUCHS SE, 3.020%	54,384	2,434,475
	Henkel AG & Co. KGaA, 2.901%	35,192	2,851,006
	Jungheinrich AG, 2.591%	21,609	772,266
	Porsche Automobil Holding SE, 5.552%	45,126	1,793,012
#	Sartorius AG, 0.312%	5,542	1,524,759
	Sixt SE, 4.946%	10,220	649,270
	STO SE & Co. KGaA, 2.782%	1,373	188,751
	Villeroy & Boch AG, 5.438%	866	16,522
	Volkswagen AG, 7.042%	42,890	4,466,425
TOTAL GERMANY			17,797,791
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
GERMANY — (0.0%)
#*	BayWa AG Rights 11/10/2025	7,019	12,055
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0

International Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

NORWAY — (0.0%)
#* Vend Marketplaces ASA Rights 11/13/2025	9,650	$21,481
TOTAL RIGHTS/WARRANTS		33,536
TOTAL INVESTMENT SECURITIES (Cost $2,554,928,803)		4,097,303,554

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	13,055,984	$151,018,568
TOTAL INVESTMENTS — (100.0%)
(Cost $2,705,947,371)			$4,248,322,122
As of October 31, 2025, the value of Rule 144A securities amounted to $79,229,550 or 1.9% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$354,184	$216,577,298	$7,271	$216,938,753
Austria	—	18,815,064	—	18,815,064
Belgium	3,460,618	32,573,925	—	36,034,543
Brazil	—	87,291	—	87,291
Canada	447,234,635	40,021	65	447,274,721
China	586,439	—	—	586,439
Denmark	—	108,917,548	—	108,917,548
Finland	473,418	88,379,268	—	88,852,686
France	—	343,419,855	—	343,419,855
Germany	5,034,839	292,137,906	—	297,172,745
Hong Kong	—	38,926,667	2,127	38,928,794
Ireland	—	21,953,582	—	21,953,582
Israel	3,612,122	35,708,852	—	39,320,974
Italy	8,440,109	111,100,477	—	119,540,586
Japan	2,453,171	807,196,355	—	809,649,526
Netherlands	77,072,192	147,735,141	—	224,807,333
New Zealand	23,267	11,444,339	—	11,467,606
Norway	210,112	30,117,296	—	30,327,408
Portugal	—	11,448,846	—	11,448,846
Singapore	—	36,831,299	—	36,831,299
Spain	1,764,816	136,576,812	1,660	138,343,288
Sweden	456,068	155,808,256	—	156,264,324
Switzerland	49,479,555	303,633,134	—	353,112,689
United Kingdom	116,646,595	408,509,478	—	525,156,073
United States	1,516,565	2,701,559	2,130	4,220,254
Preferred Stocks
Germany	—	17,797,791	—	17,797,791
Rights/Warrants
Canada	—	—	—	—
Germany	—	12,055	—	12,055
Italy	—	—	—	—

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$21,481	—	$21,481
Securities Lending Collateral	—	151,018,568	—	151,018,568
Total Investments in Securities	$718,818,705	$3,529,490,164	$13,253˂˃	$4,248,322,122

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
*	Allianca Saude e Participacoes SA	2,000	$2,301
	Allied Tecnologia SA	18,800	35,678
	Allos SA	46,200	214,257
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	4,540
	Alupar Investimento SA	52,236	316,332
#	Ambev SA (ABEV US), ADR	220,998	510,505
	Ambev SA (ABEV3 BZ)	9,200	21,735
	Anima Holding SA	46,900	30,773
	Armac Locacao Logistica E Servicos SA	13,600	9,480
	Auren Energia SA	20,135	41,132
	B3 SA - Brasil Bolsa Balcao	568,053	1,336,732
	Banco Bradesco SA (BBDC3 BZ)	173,775	499,689
	Banco do Brasil SA	220,072	895,840
	Banco Santander Brasil SA	254,126	1,470,921
	BB Seguridade Participacoes SA	95,054	580,400
	Bemobi Mobile Tech SA	13,617	59,353
*	Blau Farmaceutica SA	12,400	30,839
	Boa Safra Sementes SA	10,400	20,298
	BR Advisory Partners Participacoes SA	4,400	15,866
	Brisanet Servicos de Telecomunicacoes SA	21,500	11,869
	C&A Modas SA	42,650	128,823
	Caixa Seguridade Participacoes SA	71,488	198,919
	Camil Alimentos SA	8,542	8,701
	Centrais Eletricas Brasileiras SA	46,749	484,178
*	Cia Brasileira de Aluminio	33,667	32,478
*	Cia Brasileira de Distribuicao	77,936	54,469
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	5,079	$124,639
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	547,663
	Cia de Saneamento de Minas Gerais Copasa MG	43,700	306,959
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	254,437
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	28,268
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	25,005
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	290,103
	Cia Paranaense de Energia - Copel	117,192	285,576
	Cogna Educacao SA	632,876	439,959
	CPFL Energia SA	36,995	286,061
	Cruzeiro do Sul Educacional SA	22,000	23,840
	CSU Digital SA	3,600	11,944
	Cury Construtora e Incorporadora SA	67,099	435,773
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	603,612
Ω	Desktop SA	13,800	39,246
	Dexco SA	141,691	141,166
*	Diagnosticos da America SA	26,313	8,510
	Dimed SA Distribuidora da Medicamentos	22,448	39,180
	Direcional Engenharia SA	65,325	206,176
	EcoRodovias Infraestrutura e Logistica SA	72,209	106,972
	Embraer SA (EMBR3 BZ)	187,474	3,031,322

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	20,589	$14,925
	Energisa SA	87,081	838,931
	Engie Brasil Energia SA	45,896	341,237
	Equatorial Energia SA	178,797	1,218,024
	Even Construtora e Incorporadora SA	44,580	61,733
	Ez Tec Empreendimentos e Participacoes SA	40,196	138,595
	Fleury SA	79,367	214,648
	Fras-Le SA	12,652	53,971
#	Gerdau SA, Sponsored ADR	55,511	193,733
Ω	GPS Participacoes e Empreendimentos SA	50,542	178,684
	Grendene SA	41,217	40,298
	Grupo Mateus SA	96,585	115,616
	Grupo SBF SA	33,476	80,331
	Guararapes Confeccoes SA	19,565	36,839
*Ω	Hapvida Participacoes e Investimentos SA	70,426	409,469
*	Hidrovias do Brasil SA	22,585	16,414
	Hypera SA	64,437	309,492
	Iochpe Maxion SA	22,800	46,406
	Irani Papel e Embalagem SA	33,400	55,377
*	IRB-Brasil Resseguros SA	18,102	166,015
	JHSF Participacoes SA	91,696	112,320
	JSL SA	14,248	14,301
	Kepler Weber SA	41,740	71,766
	Klabin SA	429,675	1,440,782
	Lavvi Empreendimentos Imobiliarios SA	12,800	35,569
	Localiza Rent a Car SA	106,530	780,963
*	Log-in Logistica Intermodal SA	6,000	36,803
	Lojas Quero-Quero SA	65,757	25,667
	Lojas Renner SA	209,643	578,277
Ω	LWSA SA	53,671	39,007
	M Dias Branco SA	14,332	78,107
	Magazine Luiza SA	61,363	96,607
	Marcopolo SA	45,600	57,806
	Melnick Even Desenvolvimento Imobiliario SA	16,200	11,834
		Shares	Value»
BRAZIL — (Continued)
	Mills Locacao Servicos e Logistica SA	41,800	$101,393
	Motiva Infraestrutura de Mobilidade SA	305,757	902,503
	Moura Dubeux Engenharia SA	10,100	51,908
	Movida Participacoes SA	69,411	105,666
*	MRV Engenharia e Participacoes SA	111,580	156,794
	Multiplan Empreendimentos Imobiliarios SA	12,106	61,858
*	Natura Cosmeticos SA	145,248	243,252
	Neoenergia SA	60,609	328,734
*	Oceanpact Servicos Maritimos SA	15,900	22,432
	Odontoprev SA	106,697	252,466
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	5,163
*	Orizon Valorizacao de Residuos SA	4,050	41,750
	Pet Center Comercio e Participacoes SA	37,800	26,137
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	32,802
	Porto Seguro SA	92,118	822,734
	Positivo Tecnologia SA	30,352	23,187
	Qualicorp Consultoria e Corretora de Seguros SA	72,400	36,470
	Raia Drogasil SA	359,301	1,335,704
Ω	Rede D'Or Sao Luiz SA	46,712	376,300
	Romi SA	17,940	27,144
	Rumo SA	22,700	67,172
	Sendas Distribuidora SA (ASAI US), ADR	2,192	17,251
	Sendas Distribuidora SA (ASAI3 BZ)	434,253	694,166
Ω	Ser Educacional SA	18,800	35,574
	Simpar SA	101,351	87,035
	Smartfit Escola de Ginastica e Danca SA	23,883	111,781
	Suzano SA (SUZB3 BZ)	124,959	1,135,558
	SYN prop e tech SA	20,226	18,873
	Tegma Gestao Logistica SA	19,200	130,012

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
#	Telefonica Brasil SA (VIV US), ADR	18,532	$221,087
	Telefonica Brasil SA (VIVT3 BZ)	46,400	276,333
	TIM SA	206,800	933,684
	TOTVS SA	66,708	550,160
	Transmissora Alianca de Energia Eletrica SA	80,252	568,333
	Tres Tentos Agroindustrial SA	16,800	49,995
	Trisul SA	40,600	57,656
	Tupy SA	13,700	31,526
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	221,309
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	937,456
	Unifique Telecomunicacoes SA	10,600	9,497
	Unipar Carbocloro SA	6,409	71,357
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	104,489
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	79,561
	Veste SA Estilo	4,700	4,150
	Vibra Energia SA	517,833	2,290,807
	Vivara Participacoes SA	29,900	173,399
	Vulcabras SA	13,526	58,077
	WEG SA	166,778	1,305,097
	XP, Inc., BDR	2,473	44,693
	YDUQS Participacoes SA	48,164	127,215
TOTAL BRAZIL			37,530,766
CHILE — (0.6%)
	Aguas Andinas SA, Class A	689,304	262,647
	Banco de Chile (BCH US), ADR	19,622	684,998
	Banco de Chile (CHILE CI)	1,082,723	187,335
	Banco de Credito e Inversiones SA	14,406	739,334
	Banco Itau Chile SA	1,013	18,393
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	7,781	$223,315
	Banco Santander Chile (BSAN CI)	4,731,162	341,841
	Besalco SA	118,298	139,051
	Bicecorp SA	450,755	157,814
	Camanchaca SA	228,863	15,248
*	CAP SA	5,893	39,379
	Cencosud SA	152,357	471,912
	Cencosud Shopping SA	80,676	191,329
	Cia Cervecerias Unidas SA (CCU CI)	24,702	157,364
	Embotelladora Andina SA, ADR, Class B	10,551	285,510
	Empresa Nacional de Telecomunicaciones SA	39,535	188,325
	Empresas CMPC SA	230,620	333,054
	Empresas Copec SA	30,619	218,729
*	Empresas Hites SA	172,193	23,981
	Enel Americas SA (ENELAM CI)	1,117,182	105,619
	Enel Chile SA (ENELCHIL CI)	1,695,798	129,437
	Falabella SA	36,318	228,693
	Forus SA	22,023	50,917
	Instituto de Diagnostico SA	1,465	4,224
	Inversiones Aguas Metropolitanas SA	121,480	122,502
	Inversiones La Construccion SA	7,731	123,053
*	Masisa SA	657,534	11,161
*	Multiexport Foods SA	74,232	20,576
	Parque Arauco SA	108,099	301,382
	PAZ Corp. SA	19,614	15,617
	Plaza SA	83,322	234,466
	Ripley Corp. SA	177,743	86,364
	Salfacorp SA	180,426	198,171
	Sigdo Koppers SA	84,902	123,518
	SMU SA	812,541	132,126
	Sociedad Matriz SAAM SA	1,197,624	158,578
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,242	256,806
	SONDA SA	176,889	64,160
	Vina Concha y Toro SA	102,802	112,095
TOTAL CHILE			7,159,024

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (29.5%)
	360 Security Technology, Inc., Class A	41,400	$69,677
	361 Degrees International Ltd.	278,000	210,266
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,800	69,489
Ω	3SBio, Inc.	347,000	1,380,592
	ABA Chemicals Corp., Class A	20,700	21,133
	Accelink Technologies Co. Ltd., Class A	3,200	28,276
*	ADAMA Ltd., Class A	25,800	23,303
*	Addsino Co. Ltd., Class A	27,000	31,773
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	51,466
	Advanced Technology & Materials Co. Ltd., Class A	17,320	51,733
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	35,836
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	51,717
	AECC Aviation Power Co. Ltd., Class A	11,400	62,633
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	21,173
*	Agile Group Holdings Ltd.	376,000	20,267
*	Agora, Inc., ADR	14,112	50,098
	Agricultural Bank of China Ltd., Class H	2,003,000	1,528,043
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	132,780
*	AIFU, Inc., Class A	936	4,193
*Ω	AInnovation Technology Group Co. Ltd., Class H	49,500	42,689
	Aisino Corp., Class A	33,000	38,563
	Ajisen China Holdings Ltd.	95,000	11,972
Ω	AK Medical Holdings Ltd.	78,000	58,989
		Shares	Value»
CHINA — (Continued)
*Ω	Akeso, Inc.	2,000	$29,122
	Alibaba Group Holding Ltd. (9988 HK)	1,069,400	22,755,481
*	Alibaba Health Information Technology Ltd.	32,000	23,868
	All Winner Technology Co. Ltd., Class A	4,420	28,458
	Allmed Medical Products Co. Ltd., Class A	14,300	21,896
*	Alpha Group, Class A	24,400	29,773
*	Amlogic Shanghai Co. Ltd., Class A	3,216	38,871
	Amoy Diagnostics Co. Ltd., Class A	7,380	23,690
	Amrita Global Development Ltd.	50,000	3,861
	Andon Health Co. Ltd., Class A	4,000	22,783
	ANE Cayman, Inc.	108,000	159,472
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	18,126
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	56,329
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	35,977
#	Anhui Expressway Co. Ltd., Class H	88,000	139,714
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,668	32,406
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	79,237
	Anhui Heli Co. Ltd., Class A	15,200	44,519
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	54,824
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	22,855
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	62,440
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	53,579

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	$24,453
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	74,587
	Anhui Xinhua Media Co. Ltd., Class A	24,800	23,354
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	50,633
	Anhui Yingliu Electromechanical Co. Ltd., Class A	9,800	54,936
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	42,217
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,808	50,040
	Anjoy Foods Group Co. Ltd., Class A	4,800	49,853
	Anker Innovations Technology Co. Ltd., Class A	3,120	51,312
	ANTA Sports Products Ltd.	234,400	2,446,697
	Anton Oilfield Services Group	1,062,000	143,631
	Aotecar New Energy Technology Group Co. Ltd., Class A	45,000	20,129
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	59,203
*	ApicHope Pharmaceutical Group Co. Ltd.	5,600	44,049
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	63,975
Ω	AsiaInfo Technologies Ltd.	97,200	112,914
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	28,586
*	ASR Microelectronics Co. Ltd., Class A	2,200	28,890
		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	$20,256
	Autel Intelligent Technology Corp. Ltd., Class A	8,921	48,331
	Autobio Diagnostics Co. Ltd., Class A	8,800	47,557
	Autohome, Inc., ADR	776	19,555
	Avary Holding Shenzhen Co. Ltd., Class A	15,700	115,727
	AviChina Industry & Technology Co. Ltd., Class H	736,000	374,915
	Avicopter PLC, Class A	8,800	44,588
*Ω	BAIC Motor Corp. Ltd., Class H	511,500	132,264
*	Baidu, Inc. (9888 HK), Class A	197,700	2,992,432
*	Baidu, Inc. (BIDU US), Sponsored ADR	7,459	901,569
*Ω	Bairong, Inc.	97,000	122,820
	Bank of Beijing Co. Ltd., Class A	182,900	143,756
	Bank of Changsha Co. Ltd., Class A	58,200	78,323
	Bank of Chengdu Co. Ltd., Class A	46,900	110,855
	Bank of China Ltd., Class H	4,213,000	2,385,583
	Bank of Chongqing Co. Ltd., Class H	300,500	310,122
	Bank of Communications Co. Ltd., Class H	958,000	850,991
	Bank of Guiyang Co. Ltd., Class A	65,936	56,370
	Bank of Hangzhou Co. Ltd., Class A	76,900	169,719
	Bank of Jiangsu Co. Ltd., Class A	173,880	263,679
	Bank of Nanjing Co. Ltd., Class A	114,522	182,158
	Bank of Ningbo Co. Ltd., Class A	61,758	246,163
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	167,793
	Bank of Shanghai Co. Ltd., Class A	122,600	163,634
	Bank of Suzhou Co. Ltd., Class A	33,130	38,515

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	53,300	$29,138
Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	7,895
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	17,506
	Baoji Titanium Industry Co. Ltd., Class A	6,000	27,033
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	11,866
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	34,091
	Baoxiniao Holding Co. Ltd., Class A	22,100	12,207
	Baoye Group Co. Ltd., Class H	66,000	35,320
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	42,660
*	Be Friends Holding Ltd.	198,000	29,049
	Bear Electric Appliance Co. Ltd., Class A	5,800	39,305
	Befar Group Co. Ltd., Class A	28,200	17,128
	Beibuwan Port Co. Ltd., Class A	31,000	38,175
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	19,380
*	Beijing BDStar Navigation Co. Ltd., Class A	5,000	21,169
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	11,981
*	Beijing Capital Development Co. Ltd., Class A	56,800	49,060
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	80,870	36,266
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	17,750	43,314
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	11,237
		Shares	Value»
CHINA — (Continued)
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	$19,641
	Beijing Easpring Material Technology Co. Ltd., Class A	3,621	35,134
*	Beijing eGOVA Co. Ltd., Class A	9,200	21,153
	Beijing Energy International Holding Co. Ltd.	174,800	27,657
	Beijing Enlight Media Co. Ltd., Class A	21,700	51,725
	Beijing Enterprises Holdings Ltd.	144,000	631,854
#	Beijing Enterprises Water Group Ltd.	1,162,000	373,478
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	22,945
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	26,010
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	24,199
	Beijing Haohua Energy Resource Co. Ltd., Class A	21,100	22,896
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	907	25,511
	Beijing Jetsen Technology Co. Ltd., Class A	107,200	99,883
	Beijing Kingsoft Office Software, Inc., Class A	1,868	94,274
*	Beijing Leike Defense Technology Co. Ltd., Class A	12,300	9,527
*	Beijing North Star Co. Ltd., Class H	198,000	22,152
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	12,972
	Beijing Roborock Technology Co. Ltd., Class A	1,626	37,337

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	$15,889
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	30,219
	Beijing Sifang Automation Co. Ltd., Class A	9,500	37,599
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	20,364
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	23,557
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	20,074
	Beijing Strong Biotechnologies, Inc., Class A	12,600	24,199
	Beijing Teamsun Technology Co. Ltd., Class A	8,100	21,773
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	18,580
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	18,647
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	60,011
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	82,242
	Beijing United Information Technology Co. Ltd., Class A	26,772	106,934
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	7,034
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	29,906
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,373	18,822
		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	$34,695
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,700	12,046
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	40,136
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	151,400	110,403
*	Beiqi Foton Motor Co. Ltd., Class A	67,300	28,392
*	BeOne Medicines Ltd., Class H	18,000	432,761
*	BeOne Medicines Ltd. (BGNE US), ADR	1,982	615,371
	Bestore Co. Ltd., Class A	14,500	25,262
*	Bestway Marine & Energy Technology Co. Ltd., Class A	13,500	12,810
	Bethel Automotive Safety Systems Co. Ltd., Class A	3,860	27,249
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	34,375
	Beyondsoft Corp., Class A	19,400	37,200
*	BGI Genomics Co. Ltd., Class A	3,200	22,104
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	34,548
*	Bilibili, Inc., Class Z	28,600	863,805
	Binhai Investment Co. Ltd.	48,774	6,881
	Binjiang Service Group Co. Ltd.	5,000	15,850
	Black Peony Group Co. Ltd., Class A	20,700	24,889
#Ω	Blue Moon Group Holdings Ltd.	244,500	93,479
*	Blue Sail Medical Co. Ltd., Class A	24,900	19,243
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	37,380	38,610
	Bluestar Adisseo Co., Class A	9,500	12,563

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	BOC Aviation Ltd.	78,100	$684,600
	BOC International China Co. Ltd., Class A	18,500	36,579
*	BOE HC SemiTek Corp.	23,000	25,751
#	BOE Varitronix Ltd.	97,000	62,141
*	Bohai Leasing Co. Ltd., Class A	149,500	75,108
*	Bomin Electronics Co. Ltd., Class A	17,400	29,023
	Bosideng International Holdings Ltd.	1,644,000	1,005,986
	Boyaa Interactive International Ltd.	101,000	69,312
#	Brilliance China Automotive Holdings Ltd.	716,000	352,296
	Bros Eastern Co. Ltd., Class A	27,900	20,953
*	B-Soft Co. Ltd., Class A	32,770	21,889
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	21,800	32,368
	BYD Co. Ltd., Class H	192,000	2,480,637
	BYD Electronic International Co. Ltd.	265,500	1,246,423
	By-health Co. Ltd., Class A	27,500	48,505
*	C C Land Holdings Ltd.	321,000	49,151
	C&D International Investment Group Ltd.	260,332	534,710
	C&D Property Management Group Co. Ltd.	252,000	93,990
	Cabbeen Fashion Ltd.	40,000	7,828
	Caitong Securities Co. Ltd., Class A	53,950	65,231
*	Cambricon Technologies Corp. Ltd., Class A	279	53,924
	Camel Group Co. Ltd., Class A	14,900	21,368
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	34,479
	Canmax Technologies Co. Ltd., Class A	11,570	49,436
		Shares	Value»
CHINA — (Continued)
	Canny Elevator Co. Ltd., Class A	12,500	$12,897
	Castech, Inc., Class A	10,560	68,774
	CECEP Solar Energy Co. Ltd., Class A	83,300	54,565
	CECEP Wind-Power Corp., Class A	260,430	113,133
	Central China Land Media Co. Ltd., Class A	16,200	27,535
*	CETC Chips Technology, Inc., Class A	12,300	23,114
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	36,758
	CETC Digital Technology Co. Ltd., Class A	13,230	50,628
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	25,771
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	25,360
Ω	CGN Power Co. Ltd., Class H	1,287,000	509,898
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	15,193
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	34,728
	Changchun UP Optotech Co. Ltd., Class A	5,900	44,084
	Changhong Meiling Co. Ltd., Class A	16,000	15,636
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	46,040
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	37,140
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	45,591

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chanjet Information Technology Co. Ltd., Class H	26,100	$30,064
	Chaowei Power Holdings Ltd.	107,000	19,980
	Chaozhou Three-Circle Group Co. Ltd., Class A	9,500	66,306
Ω	Cheerwin Group Ltd.	105,500	30,641
*	Chen Lin Education Group Holdings Ltd.	66,000	13,613
	Cheng De Lolo Co. Ltd., Class A	40,100	52,024
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	25,890
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	14,684
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	30,238
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	72,793
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	13,009
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	15,373
	Chengdu Wintrue Holding Co. Ltd., Class A	12,600	18,489
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	26,799
	Chenguang Biotech Group Co. Ltd., Class A	10,000	18,795
*	Chengxin Lithium Group Co. Ltd., Class A	3,500	12,544
	Chengzhi Co. Ltd., Class A	35,500	38,216
	Chervon Holdings Ltd.	13,500	35,030
	Chifeng Jilong Gold Mining Co. Ltd., Class A	9,400	39,196
		Shares	Value»
CHINA — (Continued)
*	China Agriculture Development Seed Group Co. Ltd., Class A	23,500	$21,226
	China Aircraft Leasing Group Holdings Ltd.	122,587	70,291
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	38,414
	China Baoan Group Co. Ltd., Class A	12,700	20,456
	China Bester Group Telecom Co. Ltd., Class A	6,370	21,036
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	69,730
	China CAMC Engineering Co. Ltd., Class A	19,900	23,815
	China CITIC Bank Corp. Ltd., Class H	1,486,000	1,417,801
	China Communications Services Corp. Ltd., Class H	760,000	455,478
*	China Conch Environment Protection Holdings Ltd.	330,500	24,595
	China Conch Venture Holdings Ltd.	293,500	366,974
	China Construction Bank Corp., Class H	6,051,000	5,990,737
	China CSSC Holdings Ltd., Class A	12,700	64,151
	China CYTS Tours Holding Co. Ltd., Class A	14,200	19,362
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	211,308
	China Design Group Co. Ltd., Class A	16,900	18,556
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	183,308
	China Dongxiang Group Co. Ltd.	557,000	35,877
Ω	China East Education Holdings Ltd.	82,000	68,941

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	214,000	$40,706
*	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	24,125
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	123,520
	China Everbright Bank Co. Ltd., Class H	693,000	284,301
	China Everbright Ltd.	356,000	462,265
*	China Express Airlines Co. Ltd., Class A	16,900	25,360
	China Film Group Co. Ltd., Class A	28,300	57,922
*	China First Heavy Industries Co. Ltd., Class A	89,100	40,328
	China Foods Ltd.	188,000	100,354
	China Galaxy Securities Co. Ltd., Class H	924,000	1,329,269
	China Gas Holdings Ltd.	636,098	654,256
#	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	991,460
	China Great Wall Securities Co. Ltd., Class A	30,800	47,888
*	China Greatwall Technology Group Co. Ltd., Class A	10,900	25,937
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	43,333
	China Haisum Engineering Co. Ltd., Class A	13,300	19,693
*	China Harmony Auto Holding Ltd.	245,500	39,539
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	18,569
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	13,055
		Shares	Value»
CHINA — (Continued)
Ω	China International Capital Corp. Ltd., Class H	337,200	$917,368
#	China International Marine Containers Group Co. Ltd., Class H	215,490	196,967
	China Isotope & Radiation Corp., Class H	15,600	38,502
#	China Jinmao Holdings Group Ltd.	1,248,888	215,825
	China Jushi Co. Ltd., Class A	54,771	126,183
	China Leadshine Technology Co. Ltd., Class A	8,500	52,828
	China Lesso Group Holdings Ltd.	163,000	93,276
	China Lilang Ltd.	145,000	62,845
*Ω	China Literature Ltd.	31,400	169,158
	China Medical System Holdings Ltd.	479,000	826,088
	China Meheco Group Co. Ltd., Class A	41,620	65,946
	China Meidong Auto Holdings Ltd.	122,000	27,753
	China Merchants Bank Co. Ltd., Class H	382,500	2,397,714
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	44,429
*	China Merchants Land Ltd.	606,000	22,216
	China Merchants Port Holdings Co. Ltd.	284,846	551,678
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	41,161
Ω	China Merchants Securities Co. Ltd., Class H	66,540	133,595
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	69,994
#	China Minsheng Banking Corp. Ltd., Class H	864,000	442,639

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	15,990	$57,138
	China National Chemical Engineering Co. Ltd., Class A	61,400	66,725
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	23,095
	China National Medicines Corp. Ltd., Class A	12,300	51,515
	China National Nuclear Power Co. Ltd., Class A	299,600	378,182
*Ω	China New Higher Education Group Ltd.	186,618	29,540
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	29,454
#	China Nonferrous Mining Corp. Ltd.	528,000	973,867
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	117,468
	China Oilfield Services Ltd., Class H	638,000	622,848
	China Overseas Grand Oceans Group Ltd.	628,638	175,641
	China Overseas Land & Investment Ltd.	594,500	997,686
	China Pacific Insurance Group Co. Ltd., Class H	671,000	2,720,268
	China Petroleum Engineering Corp., Class A	48,700	24,386
	China Publishing & Media Co. Ltd., Class A	22,400	21,572
	China Railway Group Ltd., Class H	707,000	358,646
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	32,382
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	108,000	$40,675
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	203,590
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	25,522
*	China Rare Earth Holdings Ltd.	436,000	39,277
*	China Rare Earth Resources & Technology Co. Ltd., Class A	3,100	22,969
	China Reinsurance Group Corp., Class H	1,874,000	380,584
	China Resources Beer Holdings Co. Ltd.	307,000	1,050,102
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	14,911
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	46,283
	China Resources Gas Group Ltd.	422,300	1,161,250
	China Resources Land Ltd.	540,500	1,952,792
#	China Resources Medical Holdings Co. Ltd.	162,500	70,606
Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,205,480
#Ω	China Resources Pharmaceutical Group Ltd.	606,000	388,352
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,985	44,530
*	China Ruyi Holdings Ltd.	1,924,000	685,824
	China Science Publishing & Media Ltd., Class A	7,400	20,306

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	70,000	$75,612
*	China Silver Group Ltd.	494,000	39,925
	China South Publishing & Media Group Co. Ltd., Class A	33,100	56,304
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	27,987
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	33,515
	China State Construction Engineering Corp. Ltd., Class A	366,183	279,522
	China State Construction International Holdings Ltd.	580,000	659,785
#	China Suntien Green Energy Corp. Ltd., Class H	693,000	387,483
	China Taiping Insurance Holdings Co. Ltd.	468,200	1,064,998
	China Testing & Certification International Group Co. Ltd., Class A	12,381	11,367
	China Tianying, Inc., Class A	55,800	46,032
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	202,802
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	56,064
*	China TransInfo Technology Co. Ltd., Class A	23,000	35,973
#*	China Travel International Investment Hong Kong Ltd.	264,000	58,384
		Shares	Value»
CHINA — (Continued)
	China Tungsten & Hightech Materials Co. Ltd., Class A	11,730	$38,626
*	China Union Holdings Ltd., Class A	17,000	9,790
*	China Vanke Co. Ltd., Class H	342,404	193,986
	China Vered Financial Holding Corp. Ltd.	158,500	22,583
	China Wafer Level CSP Co. Ltd., Class A	8,900	36,763
	China Water Affairs Group Ltd.	204,000	164,569
	China World Trade Center Co. Ltd., Class A	4,000	11,339
	China Yangtze Power Co. Ltd., Class A	213,697	844,254
	China Yongda Automobiles Services Holdings Ltd.	372,000	81,683
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	35,441
	China Zheshang Bank Co. Ltd., Class H	568,800	185,295
#	Chinasoft International Ltd.	804,000	601,872
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	25,242
	Chongqing Brewery Co. Ltd., Class A	6,466	48,813
	Chongqing Changan Automobile Co. Ltd., Class A	61,500	107,128
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	50,888
	Chongqing Department Store Co. Ltd., Class A	5,700	21,904
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	88,516

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	$34,773
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,797
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	78,028
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	592,122
	Chongqing Zhifei Biological Products Co. Ltd., Class A	9,450	27,344
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	8,500	28,474
	Chow Tai Fook Jewellery Group Ltd.	218,400	427,457
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	81,608
	CIG Shanghai Co. Ltd., Class A	4,700	67,758
	CIMC Enric Holdings Ltd.	154,000	148,738
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	32,486
	CITIC Heavy Industries Co. Ltd., Class A	36,000	38,025
	CITIC Securities Co. Ltd., Class H	175,850	669,476
*	ClouDr Group Ltd.	51,500	7,940
#*	CMGE Technology Group Ltd.	562,000	28,579
	CMOC Group Ltd., Class H	1,473,000	3,188,982
	CMST Development Co. Ltd., Class A	59,100	49,428
	CNGR Advanced Material Co. Ltd., Class A	10,500	67,945
	CNOOC Energy Technology & Services Ltd., Class A	155,200	85,127
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	38,848
*	COFCO Biotechnology Co. Ltd., Class A	39,000	32,522
		Shares	Value»
CHINA — (Continued)
*	COL Group Co. Ltd., Class A	6,900	$27,530
	Comba Telecom Systems Holdings Ltd.	530,000	199,986
	Concord New Energy Group Ltd.	2,630,000	130,340
	Consun Pharmaceutical Group Ltd.	99,000	191,499
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,922,375
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	83,239
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	165,011
	COSCO SHIPPING Ports Ltd.	243,839	179,761
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	21,233
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	45,142
	CRRC Corp. Ltd., Class H	583,000	442,390
Ω	CSC Financial Co. Ltd., Class H	97,000	164,538
	CSG Holding Co. Ltd., Class A	66,910	44,743
	CSPC Pharmaceutical Group Ltd.	1,186,000	1,168,201
	CSSC Hong Kong Shipping Co. Ltd.	542,000	144,957
	CSSC Science & Technology Co. Ltd., Class A	18,300	30,811
	CTS International Logistics Corp. Ltd., Class A	33,000	28,632
*	Cybrid Technologies, Inc., Class A	13,100	21,502
*	Daan Gene Co. Ltd., Class A	29,780	27,265
	Dajin Heavy Industry Co. Ltd., Class A	7,000	49,505
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	31,700	28,697

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Damai Entertainment Holdings Ltd.	5,130,000	$606,793
	Daqin Railway Co. Ltd., Class A	60,100	48,409
	Dashang Co. Ltd., Class A	8,954	22,152
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,316	57,343
*	Datang Telecom Technology Co. Ltd., Class A	14,800	17,095
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	49,861
	Deppon Logistics Co. Ltd., Class A	7,400	15,523
*	Dezhan Healthcare Co. Ltd., Class A	57,500	35,395
	DHC Software Co. Ltd., Class A	17,600	25,571
	Dian Diagnostics Group Co. Ltd., Class A	26,300	60,090
	Digital China Group Co. Ltd., Class A	6,348	38,430
	Digital China Holdings Ltd.	209,000	80,645
*	Digital China Information Service Group Co. Ltd., Class A	17,500	46,714
	Do-Fluoride New Materials Co. Ltd., Class A	18,400	73,459
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	24,689
	Dongfang Electric Corp. Ltd., Class H	67,200	163,967
	Dongfang Electronics Co. Ltd., Class A	28,400	47,521
	DongFeng Automobile Co. Ltd., Class A	26,300	28,603
*	Dongfeng Motor Group Co. Ltd., Class H	384,000	464,533
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	19,284
	Dongguan Development Holdings Co. Ltd., Class A	19,700	32,642
		Shares	Value»
CHINA — (Continued)
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	$10,460
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	36,289
	Dongxing Securities Co. Ltd., Class A	33,835	60,256
#	DouYu International Holdings Ltd., ADR	4,502	30,928
	Dynagreen Environmental Protection Group Co. Ltd., Class H	129,000	90,523
	Eaglerise Electric & Electronic China Co. Ltd., Class A	8,100	29,144
	East Money Information Co. Ltd., Class A	63,255	226,918
	Eastern Communications Co. Ltd., Class A	14,800	27,231
*	Easyhome New Retail Group Co. Ltd., Class A	42,600	17,303
	Ecovacs Robotics Co. Ltd., Class A	4,800	60,353
	Edan Instruments, Inc., Class A	12,500	24,349
	Edifier Technology Co. Ltd., Class A	15,400	27,752
	EEKA Fashion Holdings Ltd.	64,000	64,586
	Electric Connector Technology Co. Ltd., Class A	4,500	31,841
*††	Elion Energy Co. Ltd., Class A	87,620	862
	ENN Energy Holdings Ltd.	275,400	2,399,634
	Eoptolink Technology, Inc. Ltd., Class A	9,339	448,712
	Era Co. Ltd., Class A	28,400	17,010
	Espressif Systems Shanghai Co. Ltd., Class A	2,303	54,109
	Essex Bio-technology Ltd.	88,000	48,777
*	Estun Automation Co. Ltd., Class A	7,800	27,603

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	$69,399
	EVA Precision Industrial Holdings Ltd.	320,000	49,025
	Eve Energy Co. Ltd., Class A	7,300	85,376
	Ever Sunshine Services Group Ltd.	306,000	68,758
Ω	Everbright Securities Co. Ltd., Class H	64,400	80,869
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	6,767
	Explosive Co. Ltd., Class A	14,500	28,184
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	18,162
	Fangda Carbon New Material Co. Ltd., Class A	44,220	38,290
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	66,018
*	Far East Smarter Energy Co. Ltd., Class A	45,000	49,317
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	29,188
	FAW Jiefang Group Co. Ltd., Class A	30,600	30,896
	FAWER Automotive Parts Co. Ltd., Class A	49,400	39,013
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	14,266
	Fibocom Wireless, Inc., Class A	11,040	42,364
*	FIH Mobile Ltd.	98,600	235,352
*	Financial Street Holdings Co. Ltd., Class A	51,600	21,911
#	FinVolution Group, ADR	52,068	318,135
	First Capital Securities Co. Ltd., Class A	15,200	16,543
		Shares	Value»
CHINA — (Continued)
	First Tractor Co. Ltd., Class H	88,000	$88,538
	Focus Lightings Tech Co. Ltd., Class A	24,940	31,620
	Focus Media Information Technology Co. Ltd., Class A	195,000	212,245
	Foryou Corp., Class A	10,500	46,752
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	130,111
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	12,891
*	Founder Holdings Ltd.	332,000	33,762
	Founder Securities Co. Ltd., Class A	49,800	57,628
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	1,100,229
#	Fu Shou Yuan International Group Ltd.	359,000	135,807
	Fujian Apex Software Co. Ltd., Class A	1,900	10,585
	Fujian Boss Software Development Co. Ltd., Class A	14,940	28,618
	Fujian Fuxin Software Development JSC Ltd., Class A	2,807	42,388
*	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	16,601
	Fujian Longking Co. Ltd., Class A	16,500	39,107
	Fujian Star-net Communication Co. Ltd., Class A	10,900	41,018
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	24,025
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	25,768
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	76,160	502,934
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	47,999
	Gaona Aero Material Co. Ltd., Class A	6,240	14,534

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	$106,340
	GCL Energy Technology Co. Ltd., Class A	44,100	66,352
*	GCL New Energy Holdings Ltd.	206,000	19,864
*	GCL System Integration Technology Co. Ltd., Class A	67,200	23,506
	Geely Automobile Holdings Ltd.	1,291,000	3,062,652
	GEM Co. Ltd., Class A	42,600	50,986
*	Gemdale Corp., Class A	40,500	22,269
#*	Gemdale Properties & Investment Corp. Ltd.	1,966,000	44,343
*	Genimous Technology Co. Ltd., Class A	18,400	23,583
	Geovis Technology Co. Ltd., Class A	6,493	37,233
	Getein Biotech, Inc., Class A	9,212	10,779
	GF Securities Co. Ltd., Class H	260,600	629,144
#Ω	Giant Biogene Holding Co. Ltd.	79,400	380,507
	Giant Network Group Co. Ltd., Class A	11,100	54,755
	Giantec Semiconductor Corp., Class A	2,336	54,473
	GigaDevice Semiconductor, Inc., Class A	2,260	69,909
	Ginlong Technologies Co. Ltd., Class A	5,350	60,467
	Glarun Technology Co. Ltd., Class A	8,900	35,728
#*	Global New Material International Holdings Ltd.	45,000	28,893
	GoerTek, Inc., Class A	20,300	93,615
	Goke Microelectronics Co. Ltd., Class A	3,000	37,652
	Goldcard Smart Group Co. Ltd., Class A	5,100	10,438
	Goldenmax International Group Ltd., Class A	9,700	22,481
	Goldpac Group Ltd.	147,000	18,894
		Shares	Value»
CHINA — (Continued)
	Goldwind Science & Technology Co. Ltd., Class H	200,156	$339,736
	Goneo Group Co. Ltd., Class A	3,248	19,943
	Goodbaby International Holdings Ltd.	121,000	18,489
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	37,463
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	20,059
	Gotion High-tech Co. Ltd., Class A	10,400	66,586
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	29,549
	Great Wall Motor Co. Ltd., Class H	196,000	379,095
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	151,070
#	Greentown China Holdings Ltd.	452,500	484,309
	Greentown Service Group Co. Ltd.	514,000	295,280
	GRG Banking Equipment Co. Ltd., Class A	19,300	34,861
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	11,483
	Grinm Advanced Materials Co. Ltd., Class A	7,200	22,978
	Guangdong Advertising Group Co. Ltd., Class A	52,400	62,643
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	45,796
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	49,155
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	33,877

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong DFP New Material Group Co. Ltd.	48,400	$33,149
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,300	40,891
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	14,669
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	58,227
	Guangdong Goworld Co. Ltd., Class A	15,000	27,384
	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,476
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	28,472
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	66,531
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	19,455
*	Guangdong Land Holdings Ltd.	74,112	2,536
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	18,605
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	79,325
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	28,205
	Guangdong South New Media Co. Ltd., Class A	6,900	46,888
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	33,997
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	28,423
		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	$39,762
*	Guangdong Yowant Technology Group Co. Ltd., Class A	42,300	39,286
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	39,949
	Guangshen Railway Co. Ltd., Class H	236,000	69,261
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	83,997
	Guangxi Liugong Machinery Co. Ltd., Class A	40,000	65,463
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	24,902
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	44,324
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	23,955
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	126,124
	Guangzhou Baiyun International Airport Co. Ltd., Class A	13,800	18,966
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	163,928
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	40,057
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,500	38,664
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	8,223
	Guangzhou KDT Machinery Group Co. Ltd., Class A	8,400	19,352

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	$39,859
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	29,030
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	49,874
	Guangzhou Sie Consulting Co. Ltd., Class A	6,200	21,911
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	66,026
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	34,464
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	51,931
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	14,372
	Guilin Layn Natural Ingredients Corp., Class A	20,000	22,754
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	18,699
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	19,198
	Guizhou Tyre Co. Ltd., Class A	35,000	24,547
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	33,525
*	Guizhou Zhenhua E-chem, Inc., Class A	4,330	9,030
*	Guocheng Mining Co. Ltd., Class A	12,400	31,629
*	Guoguang Electric Co. Ltd., Class A	13,500	30,108
	Guomai Technologies, Inc., Class A	11,900	18,857
	Guosen Securities Co. Ltd., Class A	27,640	54,575
		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	$604,654
	Guoyuan Securities Co. Ltd., Class A	20,000	24,639
	Gushengtang Holdings Ltd.	23,900	88,036
	H World Group Ltd. (1179 HK)	263,700	1,022,533
Ω	Haidilao International Holding Ltd.	208,000	342,765
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	138,769
	Haier Smart Home Co. Ltd. (6690 HK), Class H	495,199	1,610,330
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	10,114
*	Hainan Haide Capital Management Co. Ltd., Class A	41,491	43,776
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	31,969
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	59,485
	Hainan Mining Co. Ltd., Class A	20,800	28,538
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	45,412
	Haitian International Holdings Ltd.	173,000	472,729
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	43,145
	Hand Enterprise Solutions Co. Ltd., Class A	12,800	32,581
	Hangcha Group Co. Ltd., Class A	22,947	92,707
*	Hangjin Technology Co. Ltd., Class A	6,100	18,505
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	11,812
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	47,217

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	$73,844
	Hangzhou Dptech Technologies Co. Ltd., Class A	3,100	10,383
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	75,408
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,880	26,949
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	25,306
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	27,094
	Hangzhou Onechance Tech Corp., Class A	4,960	21,239
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	61,753
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	30,780
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	13,194
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	44,987
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	17,257
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	143,026
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	34,794
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	49,217
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	826,327
	Hanwei Electronics Group Corp., Class A	7,600	60,099
		Shares	Value»
CHINA — (Continued)
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,450	$28,736
*Ω	Harbin Bank Co. Ltd., Class H	462,000	23,755
	Harbin Boshi Automation Co. Ltd., Class A	20,800	47,232
	Harbin Electric Co. Ltd., Class H	160,000	263,086
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	22,240
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	35,607
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	31,816
	HBIS Resources Co. Ltd., Class A	30,300	79,953
*Ω	HBM Holdings Ltd.	147,000	254,768
	Health & Happiness H&H International Holdings Ltd.	68,000	105,786
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	204,120
*	Hebei Construction Group Corp. Ltd., Class H	143,000	7,849
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	45,136
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	56,090
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	55,590
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	15,704
	Helens International Holdings Co. Ltd.	10,000	1,288
	Hello Group, Inc., Sponsored ADR	42,768	290,395

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Lingrui Pharmaceutical Co., Class A	21,600	$68,893
	Henan Mingtai Al Industrial Co. Ltd., Class A	11,000	23,295
	Henan Pinggao Electric Co. Ltd., Class A	14,900	36,989
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	40,050
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	33,891
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	46,701
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	26,227
	Hengyi Petrochemical Co. Ltd., Class A	28,034	26,405
	Hesteel Co. Ltd., Class A	100,275	35,380
	Hexing Electrical Co. Ltd., Class A	9,100	43,221
*	Hi Sun Technology China Ltd.	693,000	52,665
	Hisense Home Appliances Group Co. Ltd., Class H	124,000	365,758
	Hitevision Co. Ltd., Class A	7,100	29,851
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	229,500
	HLA Group Corp. Ltd., Class A	30,700	26,720
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,500	17,596
*	HNA Technology Co. Ltd., Class A	80,800	49,820
*	Homeland Interactive Technology Ltd.	104,000	18,883
	Hongfa Technology Co. Ltd., Class A	20,972	89,829
*	Honghua Group Ltd.	1,048,000	25,727
	Hongli Zhihui Group Co. Ltd., Class A	23,200	24,178
		Shares	Value»
CHINA — (Continued)
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	$26,440
	Hongta Securities Co. Ltd., Class A	18,800	23,167
*	Hopson Development Holdings Ltd.	342,846	139,079
	Horizon Construction Development Ltd.	47,000	6,769
	Hoymiles Power Electronics, Inc., Class A	1,130	17,010
	Huaan Securities Co. Ltd., Class A	48,480	45,180
	Huada Automotive Technology Corp. Ltd., Class A	5,500	33,734
	Huadian Heavy Industries Co. Ltd., Class A	37,700	39,332
	Huadong Medicine Co. Ltd., Class A	19,000	110,958
	Huafon Chemical Co. Ltd., Class A	51,502	64,963
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	44,451
	Huafu Fashion Co. Ltd., Class A	29,500	19,828
	Huagong Tech Co. Ltd., Class A	6,800	76,302
*	Huaihe Energy Group Co. Ltd., Class A	68,500	35,934
	Hualan Biological Engineering, Inc., Class A	18,900	42,831
	Huaming Power Equipment Co. Ltd., Class A	12,400	45,492
	Huangshan Novel Co. Ltd., Class A	15,600	25,124
	Huangshan Tourism Development Co. Ltd., Class A	12,700	20,190
	Huapont Life Sciences Co. Ltd., Class A	52,633	36,192
#Ω	Huatai Securities Co. Ltd., Class H	247,400	621,985
	Huaxi Securities Co. Ltd., Class A	15,440	21,908

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxia Bank Co. Ltd., Class A	91,008	$87,120
	Huayu Automotive Systems Co. Ltd., Class A	23,200	66,626
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	19,505
	Hubei Dinglong Co. Ltd., Class A	11,600	57,788
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	44,528
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	54,945
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	122,468
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	24,974
	Huishang Bank Corp. Ltd., Class H	60,000	25,781
#*Ω	Huitongda Network Co. Ltd., Class H	4,100	7,067
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	81,750
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	80,786
	Hunan Aihua Group Co. Ltd., Class A	8,100	19,626
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	20,912
	Hunan Gold Corp. Ltd., Class A	25,610	78,028
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	13,978
*	Hunan Silver Co. Ltd., Class A	47,998	43,499
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	50,997
	Hunan Valin Steel Co. Ltd., Class A	78,100	63,382
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	24,002
		Shares	Value»
CHINA — (Continued)
	Hundsun Technologies, Inc., Class A	9,457	$41,837
#*	HUTCHMED China Ltd., ADR	3,347	49,134
	HUYA, Inc., ADR	25,842	71,066
*Ω	Hygeia Healthcare Holdings Co. Ltd.	85,200	143,147
*	Hymson Laser Technology Group Co. Ltd., Class A	5,288	32,001
*	Hytera Communications Corp. Ltd., Class A	16,300	26,385
*	HyUnion Holding Co. Ltd., Class A	18,400	23,154
*	IAT Automobile Technology Co. Ltd., Class A	12,200	19,624
*Ω	iDreamSky Technology Holdings Ltd.	154,000	16,622
	IEIT Systems Co. Ltd., Class A	7,900	72,365
	Iflytek Co. Ltd., Class A	11,350	88,753
*Ω	IMAX China Holding, Inc.	28,200	29,032
	Imeik Technology Development Co. Ltd., Class A	2,960	66,574
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	2,956,633
	Industrial Bank Co. Ltd., Class A	191,400	544,585
	Industrial Securities Co. Ltd., Class A	51,057	49,416
	Infore Environment Technology Group Co. Ltd., Class A	53,600	51,884
*Ω	Ingdan, Inc.	144,000	52,194
	Ingenic Semiconductor Co. Ltd., Class A	1,600	19,518
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	36,092
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	43,998
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	75,859

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	$76,360
*Ω	InnoCare Pharma Ltd., Class H	66,000	120,990
*Ω	Innovent Biologics, Inc.	96,000	1,076,889
*	Insigma Technology Co. Ltd., Class A	25,800	38,758
	Inspur Digital Enterprise Technology Ltd.	196,000	198,313
	Intron Technology Holdings Ltd.	155,000	41,278
#*	iQIYI, Inc., ADR	122,547	283,084
	iRay Group, Class A	2,136	32,603
*	IRICO Display Devices Co. Ltd., Class A	19,500	16,067
*	IVD Medical Holding Ltd.	192,000	172,719
*	J&T Global Express Ltd.	53,600	68,775
	Jade Bird Fire Co. Ltd., Class A	28,896	45,478
	Jafron Biomedical Co. Ltd., Class A	10,600	30,371
	Jangho Group Co. Ltd., Class A	32,300	35,195
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	41,444
	JCET Group Co. Ltd., Class A	11,100	62,481
*Ω	JD Health International, Inc.	330,150	2,577,132
*Ω	JD Logistics, Inc.	538,700	878,190
	JD.com, Inc. (9618 HK), Class A	335,328	5,536,257
	JD.com, Inc. (JD US), ADR	7,708	254,672
	Jiajiayue Group Co. Ltd., Class A	9,900	14,967
	Jiangling Motors Corp. Ltd., Class A	11,000	31,056
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	12,920
	Jiangsu Azure Corp., Class A	25,600	69,132
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	$25,531
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	25,652	25,435
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	66,151
*	Jiangsu Dagang Co. Ltd., Class A	13,000	31,091
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	20,509
	Jiangsu Expressway Co. Ltd., Class H	336,000	408,942
*	Jiangsu General Science Technology Co. Ltd., Class A	28,600	17,849
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	35,058
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	12,861
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	69,587
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	14,417
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	80,700
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,668	267,272
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	11,670
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	21,935
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	19,795

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	$52,168
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	9,244	37,481
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	18,078
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	74,198
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	37,855
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,920	60,692
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	45,664
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	31,382
	Jiangsu Shagang Co. Ltd., Class A	11,400	9,267
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	20,736
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	2,000	1,530
	Jiangsu Soho High Hope Group Corp., Class A	57,300	22,880
*	Jiangsu Sopo Chemical Co., Class A	20,200	20,580
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,300	26,435
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,300	52,750
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,090	37,367
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	$17,503
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	31,497
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	49,081
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	42,915
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	123,587
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	23,577
	Jiangxi Bank Co. Ltd., Class H	202,000	17,934
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	23,410
	Jiangxi Copper Co. Ltd., Class H	384,000	1,602,217
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	34,965
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	2,200	19,468
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	26,697
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	39,372
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	14,961
	Jiayou International Logistics Co. Ltd., Class A	23,807	46,997
*	Jihua Group Corp. Ltd., Class A	63,300	32,130
*	Jilin Chemical Fibre, Class A	21,700	12,455

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Jinchuan Group International Resources Co. Ltd.	856,000	$26,438
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	65,692
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	23,086
	Jingjin Equipment, Inc., Class A	8,200	17,581
	Jinhui Liquor Co. Ltd., Class A	8,400	23,482
#*Ω	Jinxin Fertility Group Ltd.	569,500	180,148
	Jinyu Bio-Technology Co. Ltd., Class A	34,300	51,993
	Jinzai Food Group Co. Ltd., Class A	11,300	19,008
	JiuGui Liquor Co. Ltd., Class A	3,100	27,717
	Jiuzhitang Co. Ltd., Class A	6,900	9,705
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	14,400	42,468
	JNBY Design Ltd.	107,000	248,192
Ω	Joinn Laboratories China Co. Ltd., Class H	12,200	33,693
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	96,152
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	33,077
	Jones Tech PLC, Class A	7,600	49,260
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	35,349
*	Joy City Property Ltd.	552,000	41,916
	Joyoung Co. Ltd., Class A	9,850	13,322
	JS Corrugating Machinery Co. Ltd., Class A	14,400	25,320
*Ω	JS Global Lifestyle Co. Ltd.	135,500	31,048
	JSTI Group, Class A	47,100	55,754
		Shares	Value»
CHINA — (Continued)
	Jutal Offshore Oil Services Ltd.	236,000	$17,313
	Kaishan Group Co. Ltd., Class A	31,900	71,911
	Kangji Medical Holdings Ltd.	111,500	129,125
*	KBC Corp. Ltd., Class A	3,945	17,478
	Keda Industrial Group Co. Ltd., Class A	27,600	50,853
	Kehua Data Co. Ltd., Class A	3,800	29,200
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,900	27,818
	Kidswant Children Products Co. Ltd., Class A	22,000	33,334
	KingClean Electric Co. Ltd., Class A	7,480	26,939
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	59,424
	Kingnet Network Co. Ltd., Class A	9,000	30,126
	Kingsemi Co. Ltd., Class A	1,277	21,537
	Kingsoft Corp. Ltd.	224,800	979,933
	Konfoong Materials International Co. Ltd., Class A	2,900	38,311
	KPC Pharmaceuticals, Inc., Class A	15,500	29,651
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	44,253
Ω	Kuaishou Technology	158,400	1,470,639
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	51,877
	Kuangda Technology Group Co. Ltd., Class A	41,000	35,738
*	Kunlun Tech Co. Ltd., Class A	8,875	57,508
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	12,584
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	34,119
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	28,299

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kweichow Moutai Co. Ltd., Class A	11,700	$2,353,439
	Lancy Co. Ltd., Class A	8,800	24,355
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	36,400	44,564
	Lao Feng Xiang Co. Ltd., Class A	11,000	74,543
	Laobaixing Pharmacy Chain JSC, Class A	19,617	45,766
	Launch Tech Co. Ltd., Class H	50,500	57,124
	LB Group Co. Ltd., Class A	39,600	102,533
	Leader Harmonious Drive Systems Co. Ltd., Class A	369	8,463
	Lee's Pharmaceutical Holdings Ltd.	56,000	13,759
*Ω	Legend Holdings Corp., Class H	178,600	230,849
	Lenovo Group Ltd.	3,964,000	5,782,874
	Leo Group Co. Ltd., Class A	58,437	43,811
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	82,547
	LexinFintech Holdings Ltd., ADR	27,864	134,304
	Leyard Optoelectronic Co. Ltd., Class A	55,500	53,646
*	Li Auto, Inc. (2015 HK), Class A	95,100	986,859
#*	Li Auto, Inc. (LI US), ADR	29,401	613,011
	Li Ning Co. Ltd.	998,500	2,170,955
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	36,420
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	14,495
	Liaoning Cheng Da Co. Ltd., Class A	19,200	34,417
	Liaoning Port Co. Ltd., Class H	236,000	27,623
	Lier Chemical Co. Ltd., Class A	7,700	13,732
*	Lifetech Scientific Corp.	678,000	175,537
	Lingbao Gold Group Co. Ltd., Class H	142,000	297,250
		Shares	Value»
CHINA — (Continued)
	Lingyi iTech Guangdong Co., Class A	54,700	$120,124
Ω	Linklogis, Inc., Class B	231,000	94,975
#	LK Technology Holdings Ltd.	30,999	14,712
	Loncin Motor Co. Ltd., Class A	22,800	43,648
#Ω	Longfor Group Holdings Ltd.	457,768	565,450
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	24,845
	Longshine Technology Group Co. Ltd., Class A	20,000	50,282
	Lonking Holdings Ltd.	456,000	181,766
*	Lotus Holdings Co. Ltd.	38,100	30,699
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	31,177
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	16,629
	Luxi Chemical Group Co. Ltd., Class A	40,200	76,176
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	23,029
	Luxshare Precision Industry Co. Ltd., Class A	52,754	467,372
	Luyang Energy-Saving Materials Co. Ltd.	8,200	13,674
*Ω	Luye Pharma Group Ltd.	561,500	227,491
	Luzhou Laojiao Co. Ltd., Class A	11,809	223,260
	Maccura Biotechnology Co. Ltd., Class A	19,300	31,738
	Mango Excellent Media Co. Ltd., Class A	22,105	91,560
#Ω	Maoyan Entertainment	162,217	138,738
	Maxscend Microelectronics Co. Ltd., Class A	2,400	25,184
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	28,161
Ω	Medlive Technology Co. Ltd.	57,000	77,275

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Meilleure Health International Industry Group Ltd.	594,000	$21,824
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	56,700	44,832
Ω	Meitu, Inc.	399,000	443,127
*Ω	Meituan, Class B	544,410	7,165,934
	Metallurgical Corp. of China Ltd., Class H	768,000	234,030
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	28,290
*Ω	Microport Cardioflow Medtech Corp.	94,000	14,444
#	MicroPort NeuroScientific Corp.	34,731	52,763
#*	Microport Scientific Corp.	30,200	47,131
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	64,772
	Midea Group Co. Ltd., Class A	31,300	336,221
Ω	Midea Real Estate Holding Ltd.	124,600	76,499
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	17,554
	Ming Yang Smart Energy Group Ltd., Class A	16,100	34,270
	Ming Yuan Cloud Group Holdings Ltd.	238,000	101,087
#	MINISO Group Holding Ltd.	183,600	981,651
*	Minmetals Development Co. Ltd., Class A	10,100	12,986
*	Minmetals Land Ltd.	296,000	35,897
	Minth Group Ltd.	130,000	576,851
	MLS Co. Ltd., Class A	25,996	31,864
*	MMG Ltd.	1,640,799	1,456,131
*Ω	Mobvista, Inc.	314,000	720,670
	Montage Technology Co. Ltd., Class A	4,975	95,356
	Moon Environment Technology Co. Ltd., Class A	23,400	46,745
	Morimatsu International Holdings Co. Ltd.	89,000	113,941
		Shares	Value»
CHINA — (Continued)
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	$13,590
*	Nanfang Zhongjin Environment Co. Ltd., Class A	50,400	31,579
	Nanhua Futures Co. Ltd., Class A	7,600	22,286
	NanJi E-Commerce Co. Ltd., Class A	47,354	23,526
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	35,602
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	26,659
	Nanjing Pharmaceutical Co. Ltd., Class A	42,600	30,294
*	Nanjing Tanker Corp., Class A	44,500	20,439
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	14,030
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	45,759
	NARI Technology Co. Ltd., Class A	77,524	264,150
	NAURA Technology Group Co. Ltd., Class A	3,240	185,375
*	NavInfo Co. Ltd., Class A	20,500	25,930
*	Nayuki Holdings Ltd.	128,500	19,351
	NBTM New Materials Group Co. Ltd., Class A	10,600	44,814
	NetDragon Websoft Holdings Ltd.	97,000	151,535
*Ω	NetEase Cloud Music, Inc.	5,850	181,649
	NetEase, Inc. (9999 HK)	170,600	4,787,159
	NetEase, Inc. (NTES US), ADR	19,895	2,787,290
	Neusoft Corp., Class A	18,600	27,513
	Neutech Group Ltd.	49,600	16,267
	New China Life Insurance Co. Ltd., Class H	316,600	2,000,788

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New Hope Dairy Co. Ltd., Class A	11,300	$27,638
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	22,649
	Neway Valve Suzhou Co. Ltd., Class A	10,700	78,963
*	Newborn Town, Inc.	182,000	247,420
	Newland Digital Technology Co. Ltd., Class A	26,800	103,791
	Nexteer Automotive Group Ltd.	223,000	193,308
*	Ninestar Corp., Class A	9,600	29,272
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	24,278
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	24,448
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	37,654
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	12,500	24,409
	Ningbo Joyson Electronic Corp., Class A	11,900	53,348
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,200	72,250
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	20,532
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,540	45,295
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	48,500
*	Ningbo Shanshan Co. Ltd., Class A	37,500	72,470
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	18,594
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	83,196
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	18,256
		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	10,200	$20,459
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	30,153
*	NIO, Inc., Class A	160,750	1,162,307
#*	Niu Technologies, Sponsored ADR	9,678	40,648
	NKY Medical Holdings Ltd., Class A	14,346	33,457
	Noah Holdings Ltd., Sponsored ADR	12,479	140,888
Ω	Nongfu Spring Co. Ltd., Class H	138,800	922,680
	Norinco International Cooperation Ltd., Class A	41,710	65,549
	North China Pharmaceutical Co. Ltd., Class A	30,700	25,904
	North Copper Co. Ltd., Class A	29,500	65,207
	North Huajin Chemical Industries Co. Ltd., Class A	15,990	11,422
*	North Industries Group Red Arrow Co. Ltd., Class A	19,400	50,119
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	24,019
	Northeast Securities Co. Ltd., Class A	48,600	62,065
	Northking Information Technology Co. Ltd., Class A	16,738	50,166
#*	NovaBridge Biosciences, Sponsored ADR	9,306	46,065
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	27,503
*	Nuode New Materials Co. Ltd., Class A	37,200	37,032
	NYOCOR Co. Ltd., Class A	26,500	20,785
*	Offcn Education Technology Co. Ltd., Class A	63,200	24,166
	Offshore Oil Engineering Co. Ltd., Class A	113,459	86,882

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	OmniVision Integrated Circuits Group, Inc.	6,287	$115,512
	Onewo, Inc., Class H	88,600	254,551
	Oppein Home Group, Inc., Class A	2,900	21,812
	Opple Lighting Co. Ltd., Class A	18,600	45,483
	ORG Technology Co. Ltd., Class A	78,900	66,767
	Orient International Enterprise Ltd., Class A	25,700	30,207
	Orient Overseas International Ltd.	14,000	242,283
Ω	Orient Securities Co. Ltd., Class H	197,600	184,120
*	Oriental Energy Co. Ltd., Class A	35,400	40,929
	Oriental Pearl Group Co. Ltd., Class A	41,900	57,201
*	Ourpalm Co. Ltd., Class A	42,100	30,775
	Ovctek China, Inc., Class A	20,760	48,631
*	Pacific Securities Co. Ltd., Class A	44,800	28,339
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	13,390	29,646
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	29,138
*	PCI Technology Group Co. Ltd., Class A	51,800	49,988
*	PDD Holdings, Inc., ADR	75,080	10,126,040
*Ω	Peijia Medical Ltd.	53,000	41,030
*	Peking University Resources Holdings Co. Ltd.	148,500	3,048
*	Pengxin International Mining Co. Ltd., Class A	57,000	65,634
	People.cn Co. Ltd., Class A	10,300	29,246
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	1,280,704
	Perfect World Co. Ltd., Class A	8,600	20,717
#Ω	Pharmaron Beijing Co. Ltd., Class H	15,650	52,253
		Shares	Value»
CHINA — (Continued)
	PICC Property & Casualty Co. Ltd., Class H	1,633,000	$3,858,001
	Ping An Bank Co. Ltd., Class A	152,600	242,829
#Ω	Ping An Healthcare & Technology Co. Ltd.	506,394	895,879
	Ping An Insurance Group Co. of China Ltd., Class H	823,500	5,949,237
	PNC Process Systems Co. Ltd., Class A	4,900	21,404
	POCO Holding Co. Ltd., Class A	3,920	43,074
*	Polaris Bay Group Co. Ltd., Class A	39,000	40,355
	Poly Developments & Holdings Group Co. Ltd., Class A	72,600	74,788
#	Poly Property Group Co. Ltd.	609,362	144,962
Ω	Pop Mart International Group Ltd.	129,000	3,669,421
*	Porton Pharma Solutions Ltd., Class A	9,400	35,199
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,051,000	740,545
	Pou Sheng International Holdings Ltd.	548,000	33,487
	Power Construction Corp. of China Ltd., Class A	79,899	63,339
*	Powerwin Tech Group Ltd.	32,000	4,574
	PW Medtech Group Ltd.	171,000	33,022
	Pylon Technologies Co. Ltd., Class A	3,442	32,096
	Q Technology Group Co. Ltd.	109,000	196,015
	Qfin Holdings, Inc., ADR	58,118	1,403,550
*	Qi An Xin Technology Group, Inc., Class A	6,828	37,473
	Qianhe Condiment & Food Co. Ltd., Class A	32,765	42,701
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	86,370

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	$22,251
	Qingdao Gaoce Technology Co. Ltd., Class A	26,724	42,996
	Qingdao Gon Technology Co. Ltd., Class A	8,200	59,102
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	29,659
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	33,318
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	700	15,167
Ω	Qingdao Port International Co. Ltd., Class H	38,000	34,738
	Qingdao Rural Commercial Bank Corp., Class A	91,100	41,244
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	14,917
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	53,041
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	141,432
*	QuantumCTek Co. Ltd., Class A	196	15,971
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	16,160
	Quectel Wireless Solutions Co. Ltd., Class A	2,279	30,342
*	Radiance Holdings Group Co. Ltd.	166,000	50,296
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	10,324
	Raytron Technology Co. Ltd., Class A	3,725	43,498
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	10,236
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	50,100	$43,736
	Richinfo Technology Co. Ltd., Class A	6,100	22,976
*	Risen Energy Co. Ltd., Class A	30,000	45,383
	Riyue Heavy Industry Co. Ltd., Class A	14,300	29,221
	Rizhao Port Co. Ltd., Class A	48,300	21,592
	Rockchip Electronics Co. Ltd., Class A	2,100	53,574
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	47,415
*	Roshow Technology Co. Ltd., Class A	26,494	33,055
	Runjian Co. Ltd., Class A	4,700	29,069
*	Sai Micro Electronics, Inc., Class A	10,400	35,790
	SAIC Motor Corp. Ltd., Class A	46,200	108,094
	Sanan Optoelectronics Co. Ltd., Class A	14,800	28,880
	Sangfor Technologies, Inc., Class A	1,600	29,481
	Sanquan Food Co. Ltd., Class A	18,800	29,503
	Sansure Biotech, Inc., Class A	5,033	15,589
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	318,142
	Sany Heavy Industry Co. Ltd., Class A	42,650	132,722
	Satellite Chemical Co. Ltd., Class A	19,803	49,875
	SDIC Capital Co. Ltd., Class A	21,700	23,921
	Sealand Securities Co. Ltd., Class A	57,400	36,872
*	Seazen Group Ltd.	538,285	151,652
*	Seazen Holdings Co. Ltd., Class A	17,126	34,190
	Seres Group Co. Ltd., Class A	4,000	87,351
	SF Holding Co. Ltd., Class A	38,524	218,379
	SG Micro Corp., Class A	3,458	35,796

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	$56,778
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	26,877
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	24,979
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	26,474
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	57,505
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	13,366
Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	1,038,598
*	Shandong Haihua Co. Ltd., Class A	17,900	14,014
	Shandong Head Group Co. Ltd., Class A	11,200	20,513
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	6,300	59,271
	Shandong Hi-speed Co. Ltd., Class A	8,000	10,492
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	21,389
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	8,628
	Shandong Humon Smelting Co. Ltd., Class A	32,600	60,504
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	19,704
	Shandong Lukang Pharma, Class A	22,800	32,120
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	34,096
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co. Ltd., Class A	26,800	$31,488
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	100,967
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	696,000	487,192
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	22,565
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	36,649
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	11,900	26,408
	Shanghai AtHub Co. Ltd., Class A	8,593	40,163
	Shanghai Bailian Group Co. Ltd., Class A	31,200	39,607
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,504	37,182
	Shanghai Baolong Automotive Corp., Class A	3,300	17,482
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	21,907
	Shanghai Belling Co. Ltd., Class A	4,900	23,553
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	5,389
	Shanghai Construction Group Co. Ltd., Class A	141,200	55,960
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,450	23,012
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	41,382

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Shanghai Electric Group Co. Ltd., Class H	534,000	$311,366
*	Shanghai Feilo Acoustics Co. Ltd., Class A	10,800	12,407
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	153,153
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	39,000	212,133
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	26,553
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,884	11,044
	Shanghai Gentech Co. Ltd., Class A	4,383	20,237
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	54,684
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	30,978
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	99,538
	Shanghai Huace Navigation Technology Ltd., Class A	7,420	33,448
	Shanghai Huayi Group Co. Ltd., Class A	49,600	55,441
*	Shanghai Industrial Urban Development Group Ltd.	504,600	22,079
*	Shanghai INT Medical Instruments Co. Ltd., Class H	6,400	25,750
	Shanghai International Airport Co. Ltd., Class A	4,600	20,878
	Shanghai Jahwa United Co. Ltd., Class A	9,800	34,547
	Shares	Value»
CHINA — (Continued)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	$39,159
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	26,020
Shanghai Liangxin Electrical Co. Ltd., Class A	18,000	26,821
Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	34,682
Shanghai M&G Stationery, Inc., Class A	7,100	27,940
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	14,100	53,723
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	16,806
Shanghai Moons' Electric Co. Ltd., Class A	1,300	13,412
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	346,450
Shanghai Pret Composites Co. Ltd., Class A	17,300	32,727
Shanghai Pudong Construction Co. Ltd., Class A	22,700	25,747
Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	411,473
Shanghai Putailai New Energy Technology Co. Ltd., Class A	24,776	101,799
Shanghai QiFan Cable Co. Ltd., Class A	9,000	23,728
Shanghai RAAS Blood Products Co. Ltd., Class A	48,200	45,679
Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	40,713

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	$72,798
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	33,958
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	41,737
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	60,761
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,200	30,309
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	36,132
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	43,066
	Shanghai Vital Microtech Co. Ltd.	18,100	47,256
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	45,366
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	52,158
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	28,369
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	26,942
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	26,265
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	28,920
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	37,636
	Shanjin International Gold Co. Ltd., Class A	29,800	91,089
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	10,200	$189,746
	Shantui Construction Machinery Co. Ltd., Class A	34,500	56,125
*	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	26,069
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	26,812
	Shanxi Securities Co. Ltd., Class A	18,830	16,947
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	252,928
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	30,442
	Sharetronic Data Technology Co. Ltd., Class A	3,920	89,397
	Shede Spirits Co. Ltd., Class A	5,100	44,493
	Shengda Resources Co. Ltd., Class A	21,100	69,708
	Shenghe Resources Holding Co. Ltd., Class A	7,400	24,168
	Shengyi Technology Co. Ltd., Class A	12,700	114,509
	Shenma Industry Co. Ltd., Class A	17,300	24,160
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	226,691
*	Shenyang Jinbei Automotive Co. Ltd., Class A	32,300	21,138
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,436	27,440
	Shenzhen Airport Co. Ltd., Class A	45,500	46,197
	Shenzhen Aisidi Co. Ltd., Class A	32,000	55,790
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	28,836
	Shenzhen Capchem Technology Co. Ltd., Class A	9,680	72,233

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	$18,162
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	20,639
	Shenzhen Click Technology Co. Ltd., Class A	9,300	24,621
	Shenzhen Comix Group Co. Ltd., Class A	13,700	12,395
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	16,466
	Shenzhen Desay Battery Technology Co., Class A	6,754	26,679
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	50,057
	Shenzhen Envicool Technology Co. Ltd., Class A	8,112	79,930
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	115,847
	Shenzhen Expressway Corp. Ltd., Class H	158,000	147,731
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	6,900	20,720
*	Shenzhen Fenda Technology Co. Ltd., Class A	17,300	16,200
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	919	18,547
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	49,958
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	27,435
	Shenzhen Gas Corp. Ltd., Class A	37,900	35,800
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	18,632
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	$23,115
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	7,600	54,889
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	28,701
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	41,033
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	23,825
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	130,377
	Shenzhen International Holdings Ltd.	462,250	479,163
#*	Shenzhen Investment Ltd.	825,174	89,187
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	17,853
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	13,553
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	31,619
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	80,992
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	20,964
	Shenzhen Kedali Industry Co. Ltd., Class A	5,000	126,631
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	31,476
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	97,879
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,100	36,908

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	$31,535
	Shenzhen Leaguer Co. Ltd., Class A	35,800	46,424
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	15,542
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,200	55,603
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	25,511
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,200	338,611
	Shenzhen MTC Co. Ltd., Class A	40,800	35,277
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	80,616
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	26,643
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	20,727
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	19,415
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,000	33,518
	Shenzhen SC New Energy Technology Corp., Class A	5,245	69,643
	Shenzhen SED Industry Co. Ltd., Class A	8,900	25,940
	Shenzhen SEG Co. Ltd., Class A	18,200	25,362
	Shenzhen Senior Technology Material Co. Ltd., Class A	16,993	34,011
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	16,463
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	$58,547
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	12,738
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	65,816
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	17,951
	Shenzhen Topband Co. Ltd., Class A	25,000	48,470
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	20,644
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,384	143,470
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	20,012
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	14,100	54,799
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,024
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	78,283
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	27,934
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	6,800	19,435
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	80,584
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	61,317
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	11,100	36,005

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,357	$21,012
	Shinva Medical Instrument Co. Ltd., Class A	11,960	26,120
	Shiyue Daotian Group Co. Ltd., Class H	30,000	32,378
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	530
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	37,909
	Shui On Land Ltd.	940,500	85,812
*	Siasun Robot & Automation Co. Ltd., Class A	4,900	12,703
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	97,470
	Sichuan Development Lomon Co. Ltd., Class A	39,300	61,683
	Sichuan EM Technology Co. Ltd., Class A	19,100	53,515
	Sichuan Expressway Co. Ltd., Class H	234,000	153,985
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	25,047
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	38,780
	Sichuan Injet Electric Co. Ltd., Class A	1,800	13,372
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	22,558
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	23,216
	Sichuan New Energy Power Co. Ltd., Class A	30,700	53,067
	Sichuan Road & Bridge Group Co. Ltd., Class A	57,880	77,139
	Sichuan Swellfun Co. Ltd., Class A	5,600	33,294
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	23,993
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	$69,993
*	SIM Technology Group Ltd.	262,000	12,446
Ω	Simcere Pharmaceutical Group Ltd.	81,000	129,012
	Sineng Electric Co. Ltd., Class A	7,980	36,132
	Sino Biopharmaceutical Ltd.	2,319,000	2,112,451
	Sinocare, Inc., Class A	9,700	25,824
*	Sinochem International Corp., Class A	21,000	12,339
	Sinofert Holdings Ltd.	464,000	90,733
	Sinolink Securities Co. Ltd., Class A	30,800	42,766
	Sinoma International Engineering Co., Class A	67,300	90,108
	Sinoma Science & Technology Co. Ltd., Class A	13,400	65,260
	Sinomach Automobile Co. Ltd., Class A	45,500	39,886
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	67,630
	Sinomine Resource Group Co. Ltd., Class A	7,952	62,933
	Sinopec Engineering Group Co. Ltd., Class H	534,500	503,502
#	Sinopec Kantons Holdings Ltd.	336,000	173,800
*	Sinopec Oilfield Equipment Corp., Class A	25,900	26,456
*	Sinopec Oilfield Service Corp., Class H	906,000	89,874
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	68,805
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	3,246	17,731
	Sinopharm Group Co. Ltd., Class H	632,800	1,577,295

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Sino-Platinum Metals Co. Ltd., Class A	10,478	$24,487
Sinoseal Holding Co. Ltd., Class A	3,600	17,612
Sinosoft Co. Ltd., Class A	19,880	59,303
Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	39,046
Sinosteel New Materials Co. Ltd., Class A	20,800	32,025
Sinotrans Ltd., Class H	819,000	556,683
Sinotruk Hong Kong Ltd.	206,000	688,212
Sinotruk Jinan Truck Co. Ltd., Class A	18,000	45,925
Skshu Paint Co. Ltd., Class A	7,078	43,882
Skyworth Digital Co. Ltd., Class A	29,900	57,134
Songcheng Performance Development Co. Ltd., Class A	14,900	16,825
Sonoscape Medical Corp., Class A	8,300	33,464
SooChow Securities Co. Ltd., Class A	35,340	47,669
Southern Publishing & Media Co. Ltd., Class A	11,900	23,661
Southwest Securities Co. Ltd., Class A	58,800	39,172
Stanley Agricultural Group Co. Ltd., Class A	22,600	30,967
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	27,982
StarPower Semiconductor Ltd., Class A	2,660	39,141
State Grid Information & Communication Co. Ltd., Class A	17,400	45,085
STO Express Co. Ltd., Class A	35,000	76,184
Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	33,729
		Shares	Value»
CHINA — (Continued)
	Sumavision Technologies Co. Ltd., Class A	21,300	$16,912
	Sumec Corp. Ltd., Class A	48,500	77,101
	Sun Art Retail Group Ltd.	314,500	76,426
*	Sun Create Electronics Co. Ltd., Class A	2,704	10,005
	Sun King Technology Group Ltd.	240,000	62,426
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	29,734
	Sungrow Power Supply Co. Ltd., Class A	24,640	657,408
	Suning Universal Co. Ltd., Class A	52,000	18,635
	Sunny Optical Technology Group Co. Ltd.	96,200	929,648
	Sunresin New Materials Co. Ltd., Class A	7,875	61,479
	Sunrise Group Co. Ltd., Class A	26,000	21,126
*	Sunshine Lake Pharma Co. Ltd.	24,041	141,702
	Suntak Technology Co. Ltd., Class A	22,200	44,443
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	39,664
	Sunwoda Electronic Co. Ltd., Class A	13,100	66,036
	Suofeiya Home Collection Co. Ltd., Class A	12,600	23,047
	SUPCON Technology Co. Ltd., Class A	3,434	25,254
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	29,346
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,100	154,986
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	34,215

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	$14,541
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	13,256
	Suzhou Secote Precision Electronic Co. Ltd., Class A	4,900	33,029
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	23,333
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,348	139,993
#	SY Holdings Group Ltd.	86,000	124,924
	Symphony Holdings Ltd.	330,000	63,785
*	SYoung Group Co. Ltd., Class A	10,900	31,308
	Taiji Computer Corp. Ltd., Class A	10,439	39,433
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	22,864
	TangShan Port Group Co. Ltd., Class A	54,500	30,431
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	50,755
*	Tanwan, Inc.	25,400	48,408
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	33,444
	TCL Electronics Holdings Ltd.	308,000	365,693
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	36,014
	Ten Pao Group Holdings Ltd.	140,000	40,882
	Tencent Holdings Ltd.	672,000	54,585,013
	Tencent Music Entertainment Group, ADR	114,507	2,555,796
#	Tenfu Cayman Holdings Co. Ltd.	46,000	17,528
	Three Squirrels, Inc., Class A	7,900	26,182
	Thunder Software Technology Co. Ltd., Class A	3,000	28,996
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	112,000	$65,466
	Tian Lun Gas Holdings Ltd.	55,500	23,115
*††	Tian Shan Development Holding Ltd.	76,000	0
	Tiande Chemical Holdings Ltd.	244,000	45,003
#	Tiangong International Co. Ltd.	216,000	81,800
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,700	21,750
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	23,629
	Tianjin Development Holdings Ltd.	60,000	20,074
	Tianjin Port Co. Ltd., Class A	70,200	47,455
	Tianjin Port Development Holdings Ltd.	304,000	27,831
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	24,851
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	32,700	19,516
*	Tianma Microelectronics Co. Ltd., Class A	32,300	44,111
	Tianneng Power International Ltd.	184,000	203,979
*	Tianqi Lithium Corp., Class H	45,600	280,307
	Tianrun Industry Technology Co. Ltd., Class A	36,500	32,688
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	61,425
	Tibet Mineral Development Co. Ltd., Class A	7,900	29,221
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	61,877

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Time Interconnect Technology Ltd.	88,000	$177,007
	Tinergy Chemical Co. Ltd., Class A	69,890	54,823
	Tingyi Cayman Islands Holding Corp.	368,000	504,907
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	38,870
	TK Group Holdings Ltd.	30,000	9,829
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	39,800
	Toly Bread Co. Ltd., Class A	26,129	20,020
	Tomson Group Ltd.	221,689	77,195
	Tongcheng Travel Holdings Ltd.	354,400	975,240
	Tongdao Liepin Group	70,200	28,761
	Tongguan Gold Group Ltd.	196,000	68,240
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	25,236
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	11,000	40,090
	Tongkun Group Co. Ltd., Class A	31,900	63,771
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	65,768
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	110,773
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	21,953
	Topchoice Medical Corp., Class A	7,089	43,297
	Topsec Technologies Group, Inc., Class A	38,100	55,841
Ω	Topsports International Holdings Ltd.	765,000	303,188
	Toread Holdings Group Co. Ltd., Class A	26,900	35,382
#	Towngas Smart Energy Co. Ltd.	307,626	154,217
*	TPV Technology Co. Ltd., Class A	71,200	26,031
	Transfar Zhilian Co. Ltd., Class A	79,500	69,779
		Shares	Value»
CHINA — (Continued)
	TravelSky Technology Ltd., Class H	97,000	$127,652
	Triangle Tyre Co. Ltd., Class A	10,100	20,992
*	Trigiant Group Ltd.	272,000	11,020
	Trip.com Group Ltd. (9961 HK)	30,400	2,139,291
	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,702,928
	Triumph Science & Technology Co. Ltd., Class A	7,400	12,762
*	TRS Information Technology Corp. Ltd., Class A	10,300	29,810
*	Truking Technology Ltd., Class A	10,500	16,532
	Tsingtao Brewery Co. Ltd., Class H	144,000	973,228
	TSP Wind Power Group Co. Ltd.	28,400	33,866
	Tuniu Corp., Sponsored ADR	11,396	9,605
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	38,126
	Unilumin Group Co. Ltd., Class A	43,100	44,677
	Uni-President China Holdings Ltd.	221,000	239,264
	Unisplendour Corp. Ltd., Class A	30,780	117,201
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	75,475
	Valiant Co. Ltd., Class A	29,200	57,495
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	12,274
	Vatti Corp. Ltd., Class A	13,500	12,128
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	24,958
*	Venustech Group, Inc., Class A	11,700	25,774
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	1,465	32,795

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Vipshop Holdings Ltd., ADR	149,155	$2,608,721
	Visual China Group Co. Ltd., Class A	5,600	17,031
*Ω	Viva Biotech Holdings	172,000	53,944
	Walvax Biotechnology Co. Ltd., Class A	19,100	32,835
	Wangneng Environment Co. Ltd., Class A	8,600	20,665
	Wangsu Science & Technology Co. Ltd., Class A	17,700	28,798
	Wanguo Gold Group Ltd.	44,000	173,214
	Want Want China Holdings Ltd.	969,000	626,194
	Wanxiang Qianchao Co. Ltd., Class A	31,300	55,273
	Warom Technology, Inc. Co., Class A	7,000	19,230
	Wasion Holdings Ltd.	134,000	215,600
	Weibo Corp. (9898 HK), Class A	760	8,310
#	Weibo Corp. (WB US), Sponsored ADR	16,135	175,549
	Weichai Power Co. Ltd., Class H	692,000	1,429,879
	Weifu High-Technology Group Co. Ltd., Class A	15,600	47,072
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	49,850
	Wencan Group Co. Ltd., Class A	5,200	15,802
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	26,374
	Western Mining Co. Ltd., Class A	31,700	106,923
	Western Region Gold Co. Ltd., Class A	7,100	27,366
	Western Securities Co. Ltd., Class A	43,700	52,779
	Western Superconducting Technologies Co. Ltd., Class A	6,525	71,706
	Wharf Holdings Ltd.	153,000	402,521
	Willfar Information Technology Co. Ltd., Class A	4,219	21,886
		Shares	Value»
CHINA — (Continued)
	Winall Hi-Tech Seed Co. Ltd., Class A	11,400	$14,198
	Windey Energy Technology Group Co. Ltd., Class A	7,410	19,025
*	Wingtech Technology Co. Ltd., Class A	6,900	43,608
	Winning Health Technology Group Co. Ltd., Class A	28,000	34,811
	Wolong Electric Group Co. Ltd., Class A	14,400	97,786
*	World Union Group, Inc., Class A	32,800	10,705
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	88,901
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	47,623
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	38,995
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	17,540
*	Wuhan Guide Infrared Co. Ltd., Class A	21,106	41,183
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	20,068
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	33,833
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	21,332
	Wuhu Token Science Co. Ltd., Class A	37,700	32,886
	Wuliangye Yibin Co. Ltd., Class A	30,812	515,432
	WUS Printed Circuit Kunshan Co. Ltd., Class A	16,990	168,927
Ω	WuXi AppTec Co. Ltd., Class H	61,900	864,936
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	51,802

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	$25,932
*Ω	Wuxi Biologics Cayman, Inc.	598,000	2,789,128
	Wuxi Boton Technology Co. Ltd., Class A	5,900	19,320
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	54,136
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,000	32,882
	Wuxi NCE Power Co. Ltd., Class A	5,740	30,303
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	34,814
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	47,040
	XCMG Construction Machinery Co. Ltd., Class A	127,100	190,108
	XGD, Inc., Class A	12,100	47,113
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	9,592
	Xiamen Bank Co. Ltd., Class A	41,100	40,732
	Xiamen C & D, Inc., Class A	53,600	76,793
	Xiamen Faratronic Co. Ltd., Class A	2,700	45,686
	Xiamen International Airport Co. Ltd., Class A	11,480	27,327
	Xiamen Intretech, Inc., Class A	16,990	47,277
	Xiamen ITG Group Corp. Ltd., Class A	57,300	52,193
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	10,752
	Xiamen Kingdomway Group Co., Class A	13,000	36,888
	Xiamen Port Development Co. Ltd., Class A	22,300	32,782
	Xiamen Tungsten Co. Ltd., Class A	31,600	158,660
	Xiamen Xiangyu Co. Ltd., Class A	74,206	86,607
		Shares	Value»
CHINA — (Continued)
	Xi'an Bright Laser Technologies Co. Ltd., Class A	1,025	$10,880
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	42,438
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	19,476
	Xiandai Investment Co. Ltd., Class A	41,500	24,719
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	59,747
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	37,203
*Ω	Xiaomi Corp., Class B	1,338,800	7,427,543
	Xilinmen Furniture Co. Ltd., Class A	8,000	19,233
	Xinfengming Group Co. Ltd., Class A	35,700	79,799
	Xingfa Aluminium Holdings Ltd.	41,000	41,064
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	179,865
	Xinhuanet Co. Ltd., Class A	10,660	29,964
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	15,156
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	27,194
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	16,294
#	Xinyi Energy Holdings Ltd.	465,286	75,969
	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	30,482
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	31,518
*	XPeng, Inc., Class A	145,300	1,692,768
	Xtep International Holdings Ltd.	510,962	369,995
	Xuji Electric Co. Ltd., Class A	21,100	78,459
*	Xunlei Ltd., ADR	19,606	174,689

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Yadea Group Holdings Ltd.	438,653	$685,799
	Yangling Metron New Material, Inc., Class A	12,826	30,023
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	29,787
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	65,665
	Yankershop Food Co. Ltd., Class A	4,830	49,839
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,545
	Yantai China Pet Foods Co. Ltd., Class A	5,400	43,408
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	22,603
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	40,444
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	21,300	149,680
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	50,737
*	Yatsen Holding Ltd., ADR	25,009	177,564
	YD Electronic Technology Co. Ltd., Class A	6,600	43,503
*	Yeahka Ltd.	59,600	66,460
	Yealink Network Technology Corp. Ltd., Class A	12,772	64,602
	Yeebo International Holdings Ltd.	42,000	23,728
	YGSOFT, Inc., Class A	25,800	23,580
*	Yibin Tianyuan Group Co. Ltd., Class A	33,800	27,660
	Yifan Pharmaceutical Co. Ltd., Class A	13,800	25,544
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	75,679
		Shares	Value»
CHINA — (Continued)
#	Yihai International Holding Ltd.	153,000	$234,750
	Yindu Kitchen Equipment Co. Ltd., Class A	8,410	21,526
	Yiren Digital Ltd., Sponsored ADR	11,804	65,866
#Ω	Yixin Group Ltd.	253,500	73,890
	Yixintang Pharmaceutical Group Co. Ltd., Class A	10,200	19,224
	Yizumi Holdings Co. Ltd., Class A	9,100	32,334
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	104,735
*	Yonghui Superstores Co. Ltd., Class A	30,400	19,977
	Yotrio Group Co. Ltd., Class A	40,700	22,079
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	28,486
*	Youdao, Inc., ADR	2,087	21,893
	Youngor Fashion Co. Ltd., Class A	66,900	70,539
	Youngy Co. Ltd., Class A	6,400	42,742
	Youzu Interactive Co. Ltd., Class A	21,100	38,244
	YTO Express Group Co. Ltd., Class A	32,600	78,388
	Yuexiu Property Co. Ltd.	476,800	274,513
	Yuexiu Services Group Ltd.	77,500	25,325
	Yuexiu Transport Infrastructure Ltd.	192,000	104,933
	YUNDA Holding Group Co. Ltd., Class A	61,380	62,853
*	Yunkang Group Ltd.	8,000	1,084
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	101,815
	Yunnan Copper Co. Ltd., Class A	48,500	123,040
*	Yunnan Energy New Material Co. Ltd., Class A	5,600	38,192

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	$30,431
	Yunnan Tin Co. Ltd., Class A	41,800	139,299
	Yusys Technologies Co. Ltd., Class A	7,040	23,718
	Yutong Bus Co. Ltd., Class A	28,600	129,953
*	Z Fin Ltd.	30,240	22,949
	Zangge Mining Co. Ltd., Class A	3,400	28,151
	ZBOM Home Collection Co. Ltd., Class A	5,605	7,330
	Zengame Technology Holding Ltd.	112,000	33,494
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,029	175,987
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	679,546
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	9,640
	Zhefu Holding Group Co. Ltd., Class A	75,300	43,484
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	42,294
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	39,581
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	2,300	28,277
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	68,690
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	97,979
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	44,987
		Shares	Value»
CHINA — (Continued)
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	$37,094
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	45,281
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	83,401
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	61,201
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	56,015
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	54,477
	Zhejiang Expressway Co. Ltd., Class H	484,160	472,640
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	17,419
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	37,782
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	25,200	27,831
	Zhejiang Hailiang Co. Ltd., Class A	55,700	90,097
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	27,355
	Zhejiang HangKe Technology, Inc. Co., Class A	5,605	25,758
	Zhejiang Hangmin Co. Ltd., Class A	16,190	16,269
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	13,316
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	32,614
	Zhejiang Huace Film & Television Co. Ltd., Class A	39,600	42,753

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	$57,154
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	27,437
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	27,134
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	68,011
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	60,564
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	24,882
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	26,389
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	43,828
	Zhejiang Medicine Co. Ltd., Class A	18,416	37,713
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	29,743
	Zhejiang NHU Co. Ltd., Class A	40,548	138,545
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	32,670	32,956
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	14,372
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	19,408
	Zhejiang Runtu Co. Ltd., Class A	42,100	43,324
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	91,288
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	45,156
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	$25,180
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	16,502
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	11,699
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	30,417
	Zhejiang Supor Co. Ltd., Class A	3,700	24,817
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	7,088
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	10,609
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,700	30,365
	Zhejiang Wanliyang Co. Ltd., Class A	22,800	28,874
	Zhejiang Wanma Co. Ltd., Class A	19,100	48,227
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	47,162
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	39,161
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	39,932
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	38,628
	Zhejiang XCC Group Co. Ltd., Class A	5,000	32,278
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,521
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	36,124

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinao Textiles, Inc., Class A	9,800	$11,018
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	13,319
	Zhejiang Yinlun Machinery Co. Ltd., Class A	6,700	35,992
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	52,840
	Zhende Medical Co. Ltd., Class A	2,900	38,747
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	15,244
	Zheshang Securities Co. Ltd., Class A	20,000	32,674
	Zhewen Interactive Group Co. Ltd., Class A	24,600	30,236
#*	Zhihu, Inc.	18,400	25,976
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	248,900	535,923
	Zhongji Innolight Co. Ltd., Class A	10,800	713,195
	Zhongjin Gold Corp. Ltd., Class A	45,100	140,085
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	18,303
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	113,409
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	33,505
	Zhongsheng Group Holdings Ltd.	243,000	383,599
	Zhongtai Securities Co. Ltd., Class A	11,600	11,384
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	28,580
#	Zhongyu Energy Holdings Ltd.	215,000	86,299
		Shares	Value»
CHINA — (Continued)
#Ω	Zhongyuan Bank Co. Ltd., Class H	309,000	$12,337
Ω	Zhou Hei Ya International Holdings Co. Ltd.	51,500	12,084
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	28,773
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	112,900	573,772
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	3,900	23,459
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	60,980
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	41,368
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	31,601
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,200	19,747
	ZJAMP Group Co. Ltd., Class A	17,100	22,746
#Ω	ZJLD Group, Inc.	129,000	144,958
	ZMJ Group Co. Ltd., Class H	61,800	170,598
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	312,446
#	ZTE Corp., Class H	152,400	643,743
	ZTO Express Cayman, Inc. (2057 HK)	43,750	807,134
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	304,913
	ZWSOFT Co. Ltd. Guangzhou, Class A	3,029	34,327
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	29,500	89,646
TOTAL CHINA			363,574,443
COLOMBIA — (0.1%)
	Celsia SA	54,286	68,867
	Grupo Cibest SA	20,019	324,590
	Grupo Cibest SA, ADR	9,294	539,424

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Energia Bogota SA ESP	179,125	$146,379
	Interconexion Electrica SA ESP	40,591	263,259
	Mineros SA	13,708	48,364
	Promigas SA ESP	46,475	77,525
TOTAL COLOMBIA			1,468,408
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	6,954	355,740
Ω	Moneta Money Bank AS	48,319	408,996
TOTAL CZECH REPUBLIC			764,736
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	91,950	196,039
GREECE — (0.5%)
*	Aktor SA Holding Co. Technical & Energy Projects	7,411	71,924
	Alpha Bank SA	185,968	729,033
	Athens International Airport SA	5,095	58,815
	Athens Water Supply & Sewage Co. SA	6,473	51,804
	Autohellas Tourist & Trading SA	5,765	73,513
	Avax SA	7,770	21,465
	Bank of Greece	4,972	84,856
	Ellaktor SA	12,375	22,206
#	ElvalHalcor SA	22,035	81,214
	Eurobank Ergasias Services & Holdings SA	187,823	706,516
	Fourlis Holdings SA	12,777	60,433
	GEK Terna SA	5,108	136,332
	Hellenic Exchanges - Athens Stock Exchange SA	7,039	50,621
	Hellenic Telecommunications Organization SA	14,845	278,771
	Helleniq Energy Holdings SA	31,421	276,365
	Ideal Holdings SA	8,352	56,546
	Intracom Holdings SA	12,803	49,311
	Jumbo SA	18,352	582,358
		Shares	Value»
GREECE — (Continued)
	Kri-Kri Milk Industry SA	2,713	$61,562
*	LAMDA Development SA	4,426	37,751
	Lavipharm SA	13,888	12,909
	Motor Oil Hellas Corinth Refineries SA	20,367	610,349
	National Bank of Greece SA	40,552	596,054
	OPAP SA	33,126	684,854
	Piraeus Port Authority SA	1,629	80,739
	Profile Systems & Software SA	3,854	32,021
	Quest Holdings SA	8,669	70,393
	Sarantis SA	5,551	80,696
	Thrace Plastics Holding & Co.	3,797	17,037
TOTAL GREECE			5,676,448
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	98,000	14,364
HUNGARY — (0.3%)
#*	4iG Nyrt	5,746	68,642
	Magyar Telekom Telecommunications PLC	97,235	509,624
*	MASTERPLAST Nyrt	1,147	9,533
	OTP Bank Nyrt	22,647	2,161,779
	Richter Gedeon Nyrt	15,998	492,803
TOTAL HUNGARY			3,242,381
INDIA — (15.1%)
	360 ONE WAM Ltd.	55,496	677,454
	3M India Ltd.	587	195,539
	63 Moons Technologies Ltd.	6,370	57,152
	Aarti Industries Ltd.	14,842	63,654
	ABB India Ltd.	6,445	379,107
	Abbott India Ltd.	126	41,176
	Accelya Solutions India Ltd.	1,511	23,607
	Action Construction Equipment Ltd.	15,331	190,174
*	Adani Green Energy Ltd.	17,622	225,237
	Adani Total Gas Ltd.	27,211	192,956
	ADF Foods Ltd.	12,605	31,392
*	Aditya Birla Capital Ltd.	305,852	1,120,241

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Fashion & Retail Ltd.	51,393	$46,975
*	Aditya Birla Lifestyle Brands Ltd.	51,393	77,400
	Aditya Birla Sun Life Asset Management Co. Ltd.	7,598	64,816
	Advanced Enzyme Technologies Ltd.	11,626	40,188
	Aegis Logistics Ltd.	43,099	362,160
*	Affle 3i Ltd.	4,309	93,282
	Ahluwalia Contracts India Ltd.	5,052	53,957
	AIA Engineering Ltd.	2,473	90,907
	Ajanta Pharma Ltd.	10,574	294,209
	Ajmera Realty & Infra India Ltd.	2,145	25,848
	Akzo Nobel India Ltd.	3,858	141,158
	Alembic Pharmaceuticals Ltd.	9,666	97,866
	Alkem Laboratories Ltd.	7,590	469,019
*	Allcargo Gati Ltd.	15,561	11,361
	Allcargo Logistics Ltd.	123,978	47,916
	Allied Digital Services Ltd.	4,683	9,606
	Amara Raja Energy & Mobility Ltd.	22,821	258,280
*	Amber Enterprises India Ltd.	2,285	206,554
	Ambika Cotton Mills Ltd.	671	10,279
	Amrutanjan Health Care Ltd.	1,522	12,440
	Anant Raj Ltd.	23,144	167,784
	Angel One Ltd.	14,848	417,309
	Anup Engineering Ltd.	1,400	36,574
	Apar Industries Ltd.	5,389	525,960
	APL Apollo Tubes Ltd.	57,568	1,164,562
	Aptech Ltd.	4,388	5,333
	Aptus Value Housing Finance India Ltd.	19,676	70,607
	Arvind Fashions Ltd.	24,134	136,490
	Arvind SmartSpaces Ltd.	4,403	31,717
	Ashapura Minechem Ltd.	2,437	18,264
	Ashiana Housing Ltd.	10,235	32,279
	Ashok Leyland Ltd.	1,062,128	1,689,874
*	Ashoka Buildcon Ltd.	41,864	96,803
	Asian Paints Ltd.	61,068	1,726,502
Ω	Aster DM Healthcare Ltd.	44,244	337,789
		Shares	Value»
INDIA — (Continued)
	Astra Microwave Products Ltd.	7,406	$87,001
	Astral Ltd.	15,251	248,561
	AstraZeneca Pharma India Ltd.	1,479	158,418
	AurionPro Solutions Ltd.	5,307	72,169
	Automotive Axles Ltd.	548	10,483
	Avadh Sugar & Energy Ltd.	1,668	8,121
	Avantel Ltd.	27,576	53,315
	Avanti Feeds Ltd.	10,804	84,791
*Ω	Avenue Supermarts Ltd.	12,277	573,957
*	AWL Agri Business Ltd.	20,310	62,640
	Axis Bank Ltd. (AXSB IN)	66,855	927,404
*	AXISCADES Technologies Ltd.	6,885	124,244
	Bajaj Auto Ltd.	7,145	715,961
*	Bajaj Consumer Care Ltd.	18,187	56,752
	Bajaj Finance Ltd.	252,210	2,968,356
	Bajaj Finserv Ltd.	32,683	768,776
	Bajaj Holdings & Investment Ltd.	3,982	552,347
	Balaji Amines Ltd.	1,762	27,873
	Balrampur Chini Mills Ltd.	39,453	203,611
	Banco Products India Ltd.	7,160	57,225
Ω	Bandhan Bank Ltd.	216,689	381,481
	Bank of India	138,098	217,697
	Bank of Maharashtra	149,303	99,365
	Bannari Amman Sugars Ltd.	614	24,878
	BASF India Ltd.	4,120	204,621
	Bata India Ltd.	14,808	178,002
	Bayer CropScience Ltd.	4,956	272,220
	BCL Industries Ltd.	12,912	5,786
	BEML Ltd.	4,818	237,951
	Berger Paints India Ltd.	82,416	502,326
*	BF Utilities Ltd.	6,688	55,395
	Bhansali Engineering Polymers Ltd.	24,745	27,478
	Bharat Bijlee Ltd.	1,886	64,237
	Bharat Electronics Ltd.	537,864	2,579,779
	Bharat Heavy Electricals Ltd.	224,965	669,574
	Bharat Petroleum Corp. Ltd.	219,760	880,129

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Rasayan Ltd.	293	$35,712
	Bharti Airtel Ltd.	189,241	4,396,603
	Biocon Ltd.	67,582	283,797
	BirlaNu Ltd.	812	17,496
	Birlasoft Ltd.	54,584	227,870
*	BL Kashyap & Sons Ltd.	12,089	8,044
	Black Box Ltd.	20,920	124,713
	Blue Dart Express Ltd.	709	51,854
	Blue Star Ltd.	28,323	615,160
*	Bluspring Enterprises Ltd.	21,752	19,744
	Bombay Burmah Trading Co.	6,371	142,267
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	57,088
*	Borosil Scientific Ltd.	1,998	3,082
	Bosch Ltd.	870	365,100
	Brigade Enterprises Ltd.	11,908	138,897
*	Brightcom Group Ltd.	280,280	42,960
	Britannia Industries Ltd.	16,319	1,075,239
*	Camlin Fine Sciences Ltd.	33,166	72,780
	Campus Activewear Ltd.	8,701	27,341
	Can Fin Homes Ltd.	23,469	227,925
*	Capacit'e Infraprojects Ltd.	12,030	38,693
	Caplin Point Laboratories Ltd.	6,971	159,168
	Carborundum Universal Ltd.	20,681	210,354
	Care Ratings Ltd.	849	15,283
*	Cartrade Tech Ltd.	6,926	233,875
	Carysil Ltd.	1,864	19,602
	Castrol India Ltd.	167,976	368,575
	CE Info Systems Ltd.	3,487	71,268
	Ceat Ltd.	3,239	146,905
	Cello World Ltd.	1,776	13,106
	Cemindia Projects Ltd.	23,769	217,462
	Central Depository Services India Ltd.	29,541	529,271
	Centum Electronics Ltd.	521	14,850
	Century Enka Ltd.	1,684	8,808
	Century Plyboards India Ltd.	20,485	173,702
	Cera Sanitaryware Ltd.	1,360	95,662
	CG Power & Industrial Solutions Ltd.	110,121	912,033
		Shares	Value»
INDIA — (Continued)
*	Chalet Hotels Ltd.	5,660	$60,525
	Chambal Fertilisers & Chemicals Ltd.	35,229	190,778
*	Chemplast Sanmar Ltd.	5,512	24,706
	Chennai Petroleum Corp. Ltd.	11,761	128,544
*	Choice International Ltd.	9,080	85,401
	Cholamandalam Financial Holdings Ltd.	26,218	562,183
	Cholamandalam Investment & Finance Co. Ltd.	73,280	1,403,850
	CIE Automotive India Ltd.	22,908	111,037
*	Cigniti Technologies Ltd.	2,958	57,433
	Clean Science & Technology Ltd.	2,279	25,909
	CMS Info Systems Ltd.	22,516	94,428
Ω	Cochin Shipyard Ltd.	21,148	426,336
	Coforge Ltd.	85,710	1,722,133
	Colgate-Palmolive India Ltd.	40,596	1,028,696
	Computer Age Management Services Ltd.	9,520	420,660
	Confidence Petroleum India Ltd.	15,873	7,413
	Container Corp. of India Ltd.	34,714	213,822
	Coromandel International Ltd.	47,641	1,145,869
	Cosmo First Ltd.	1,123	10,494
	Craftsman Automation Ltd.	2,885	216,588
*	CreditAccess Grameen Ltd.	12,386	196,716
	CRISIL Ltd.	4,179	232,330
	Crompton Greaves Consumer Electricals Ltd.	69,066	219,899
	Cummins India Ltd.	24,226	1,186,273
	Cyient Ltd.	17,513	229,799
*Ω	D.P. Abhushan Ltd.	943	14,967
	Dabur India Ltd.	59,337	326,120
	Datamatics Global Services Ltd.	1,949	20,485
	DB Corp. Ltd.	7,571	22,886

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DCM Shriram Industries Ltd.	7,514	$14,769
	Deep Industries Ltd.	3,825	20,814
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	267,677
	Deepak Nitrite Ltd.	17,686	343,202
*	Delhivery Ltd.	69,980	367,679
	Delta Corp. Ltd.	19,778	17,350
*	DEN Networks Ltd.	51,088	19,113
*	Dhanlaxmi Bank Ltd.	78,780	23,399
	Dhanuka Agritech Ltd.	4,458	68,508
*	Digitide Solutions Ltd.	21,752	39,027
Ω	Dilip Buildcon Ltd.	14,000	78,000
*	Dish TV India Ltd.	417,871	20,947
*	Dishman Carbogen Amcis Ltd.	13,491	44,275
	Dixon Technologies India Ltd.	7,615	1,327,877
	Dodla Dairy Ltd.	2,492	36,334
	Dollar Industries Ltd.	2,411	9,704
Ω	Dr. Lal PathLabs Ltd.	10,906	385,729
#	Dr. Reddy's Laboratories Ltd., ADR	10,840	144,064
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	937,727
	Dwarikesh Sugar Industries Ltd.	24,957	12,211
	Dynacons Systems & Solutions Ltd.	3,186	32,985
	Dynamatic Technologies Ltd.	398	35,429
	eClerx Services Ltd.	8,309	442,708
	Eicher Motors Ltd.	15,100	1,192,012
*	EID Parry India Ltd.	27,259	330,158
	Eimco Elecon India Ltd.	645	13,570
	Elecon Engineering Co. Ltd.	19,406	122,485
	Elgi Equipments Ltd.	41,925	234,638
	Emami Ltd.	73,976	444,751
*	Embassy Developments Ltd.	90,498	95,013
Ω	Endurance Technologies Ltd.	6,416	205,082
	Engineers India Ltd.	53,759	121,835
	EPL Ltd.	67,370	153,001
*Ω	Equitas Small Finance Bank Ltd.	119,737	77,041
Ω	Eris Lifesciences Ltd.	11,571	208,109
	ESAB India Ltd.	1,334	73,617
	Escorts Kubota Ltd.	8,042	342,311
		Shares	Value»
INDIA — (Continued)
*	Eternal Ltd.	159,024	$567,990
*	Eureka Forbes Ltd.	10,298	64,572
	Eveready Industries India Ltd.	2,554	10,878
	Everest Kanto Cylinder Ltd.	17,487	28,583
	Excel Industries Ltd.	1,401	17,659
	Expleo Solutions Ltd.	1,493	17,003
	FDC Ltd.	13,171	68,777
	Federal Bank Ltd.	105,157	280,098
	Filatex India Ltd.	43,861	31,272
	Fine Organic Industries Ltd.	1,963	97,921
	Fineotex Chemical Ltd.	508,100	170,738
*	Fino Payments Bank Ltd.	970	3,090
	Finolex Cables Ltd.	17,633	156,218
	Finolex Industries Ltd.	56,470	119,186
	Firstsource Solutions Ltd.	110,374	439,983
	Force Motors Ltd.	1,571	313,119
	Fortis Healthcare Ltd.	95,400	1,100,528
*	FSN E-Commerce Ventures Ltd.	212,455	594,147
*	Fusion Finance Ltd.	19,024	34,205
	G R Infraprojects Ltd.	1,451	19,026
	Gabriel India Ltd.	11,003	157,366
	Galaxy Surfactants Ltd.	4,382	109,992
*	Ganesh Benzoplast Ltd.	3,712	3,647
	Ganesh Housing Ltd.	6,076	56,687
	Garware Hi-Tech Films Ltd.	873	33,395
	Gateway Distriparks Ltd.	84,005	60,483
	GE Vernova T&D India Ltd.	16,801	573,626
	GHCL Textiles Ltd.	10,074	8,784
	GIC Housing Finance Ltd.	13,893	27,370
	Gillette India Ltd.	1,864	189,092
Ω	Gland Pharma Ltd.	2,287	49,698
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	331,598
	Glenmark Pharmaceuticals Ltd.	25,958	552,751
	Global Health Ltd.	17,102	251,961
	Globus Spirits Ltd.	1,069	13,967
	GMM Pfaudler Ltd.	6,699	97,436
*	GMR Airports Ltd.	368,392	388,754

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GNA Axles Ltd.	2,031	$7,131
	Godrej Consumer Products Ltd.	44,434	560,278
*	Godrej Properties Ltd.	21,424	551,121
*	Gokul Agro Resources Ltd.	14,016	27,069
	Goldiam International Ltd.	9,589	38,621
	Granules India Ltd.	32,588	207,820
	Gravita India Ltd.	6,503	121,946
	Greaves Cotton Ltd.	27,270	69,950
	Greenlam Industries Ltd.	10,968	32,720
	Greenply Industries Ltd.	28,877	99,207
	Grindwell Norton Ltd.	4,821	91,229
	Gufic Biosciences Ltd.	2,091	7,674
	Gujarat Gas Ltd.	25,908	119,005
	Gujarat Pipavav Port Ltd.	75,513	141,714
	Gujarat State Fertilizers & Chemicals Ltd.	43,956	94,433
	Gujarat State Petronet Ltd.	86,224	300,345
	Gulf Oil Lubricants India Ltd.	3,376	47,007
*	Hathway Cable & Datacom Ltd.	100,039	15,573
	Hatsun Agro Product Ltd.	9,468	117,924
	Havells India Ltd.	32,078	538,725
	HBL Engineering Ltd.	22,713	256,304
	HCL Technologies Ltd.	129,196	2,239,516
Ω	HDFC Asset Management Co. Ltd.	9,985	604,478
	HDFC Bank Ltd.	129,282	1,438,412
Ω	HDFC Life Insurance Co. Ltd.	64,413	529,944
*	HealthCare Global Enterprises Ltd.	14,367	120,858
	Heritage Foods Ltd.	11,224	60,992
	Hero MotoCorp Ltd. (HMCL IN)	25,182	1,573,569
*	Heubach Colorants India Ltd.	3,739	21,775
	HFCL Ltd.	194,533	160,803
	HG Infra Engineering Ltd.	3,130	32,405
	Himadri Speciality Chemical Ltd.	30,118	162,841
	Himatsingka Seide Ltd.	18,367	25,646
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions Ltd.	5,135	$30,035
	Hindustan Aeronautics Ltd.	21,208	1,119,411
	Hindustan Copper Ltd.	31,109	119,086
*	Hindustan Foods Ltd.	5,182	30,719
	Hindustan Unilever Ltd.	77,554	2,150,084
*	Hindware Home Innovation Ltd.	4,999	20,719
	Hitachi Energy India Ltd.	1,840	367,826
Ω	Home First Finance Co. India Ltd.	15,090	203,127
	Honda India Power Products Ltd.	808	23,744
	HPL Electric & Power Ltd.	3,653	18,210
*	Hubtown Ltd.	7,652	25,793
	Huhtamaki India Ltd.	5,375	14,752
	ICICI Bank Ltd. (IBN US), Sponsored ADR	185,870	5,631,861
	ICICI Bank Ltd. (ICICIBC IN)	116,647	1,767,772
Ω	ICICI Lombard General Insurance Co. Ltd.	21,320	480,656
Ω	ICICI Prudential Life Insurance Co. Ltd.	40,878	272,389
	ICRA Ltd.	43	3,100
	IDFC First Bank Ltd.	1,239,328	1,140,156
*	IFB Industries Ltd.	2,098	44,188
*	IFCI Ltd.	156,797	102,215
	IIFL Capital Services Ltd.	47,129	182,154
*	Imagicaaworld Entertainment Ltd.	21,746	12,681
Ω	IndiaMart InterMesh Ltd.	4,815	133,426
	Indian Bank	54,819	530,290
Ω	Indian Energy Exchange Ltd.	53,641	84,106
	Indian Railway Catering & Tourism Corp. Ltd.	33,687	272,339
Ω	Indian Railway Finance Corp. Ltd.	215,994	299,741
	Indigo Paints Ltd.	5,162	58,344
	Indraprastha Gas Ltd.	84,020	200,290
	Indraprastha Medical Corp. Ltd.	14,570	100,627
*	IndusInd Bank Ltd.	24,576	219,938
*	Infibeam Avenues Ltd.	215,377	43,901
	Info Edge India Ltd.	75,523	1,169,069

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Infosys Ltd. (INFO IN)	326,432	$5,437,572
#	Infosys Ltd. (INFY US), Sponsored ADR	235,252	3,898,126
*	Innova Captab Ltd.	821	7,651
*	Inox Wind Ltd.	54,917	95,696
*	Insecticides India Ltd.	1,206	9,838
	Intellect Design Arena Ltd.	13,903	176,507
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	11,009
	ION Exchange India Ltd.	17,344	78,148
	IRB Infrastructure Developers Ltd.	401,090	202,747
Ω	IRCON International Ltd.	77,768	148,367
	ISGEC Heavy Engineering Ltd.	4,973	49,041
	J Kumar Infraprojects Ltd.	8,288	61,740
	Jagran Prakashan Ltd.	8,300	6,780
	Jai Corp. Ltd.	4,884	9,073
*	Jain Irrigation Systems Ltd.	40,771	23,558
	Jammu & Kashmir Bank Ltd.	103,452	123,600
	Jamna Auto Industries Ltd.	41,400	44,120
	Jash Engineering Ltd.	3,840	20,968
	JB Chemicals & Pharmaceuticals Ltd.	18,676	352,831
	Jindal Poly Films Ltd.	5,639	36,042
	Jindal Saw Ltd.	40,752	80,561
	Jindal Stainless Ltd.	20,283	172,181
	Jio Financial Services Ltd.	183,847	636,038
*	JITF Infralogistics Ltd.	984	3,351
	JK Paper Ltd.	17,350	77,991
	JM Financial Ltd.	166,245	306,570
	JTEKT India Ltd.	6,810	11,961
	Jubilant Pharmova Ltd.	12,704	155,916
	Jupiter Wagons Ltd.	21,015	76,053
*	Just Dial Ltd.	7,135	62,059
	Jyothy Labs Ltd.	32,517	115,327
*	Jyoti Structures Ltd.	183,985	27,049
	Kalpataru Projects International Ltd.	27,940	395,018
	Kalyan Jewellers India Ltd.	55,036	316,095
	Kansai Nerolac Paints Ltd.	62,903	176,462
		Shares	Value»
INDIA — (Continued)
	Karnataka Bank Ltd.	46,083	$93,141
	Kaveri Seed Co. Ltd.	5,664	66,479
	KDDL Ltd.	1,783	50,257
	KEC International Ltd.	32,737	301,248
	KEI Industries Ltd.	16,302	738,975
*	Kellton Tech Solutions Ltd.	127,720	31,555
	Kennametal India Ltd.	1,352	31,755
*	Kiri Industries Ltd.	4,098	24,578
	Kirloskar Brothers Ltd.	5,926	125,297
	Kirloskar Industries Ltd.	167	7,128
	Kirloskar Oil Engines Ltd.	24,296	273,417
	Kirloskar Pneumatic Co. Ltd.	3,480	43,869
	KNR Constructions Ltd.	32,849	67,167
*	Kolte-Patil Developers Ltd.	8,425	40,658
	Kopran Ltd.	3,553	6,632
	Kotak Mahindra Bank Ltd.	57,319	1,359,949
	Kovai Medical Center & Hospital Ltd.	834	60,160
	KPIT Technologies Ltd.	48,178	633,453
	KRBL Ltd.	2,328	9,792
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	347,000
	Krsnaa Diagnostics Ltd.	1,566	13,692
	KSB Ltd.	13,940	124,511
	Ksolves India Ltd.	1,522	5,460
*	Latent View Analytics Ltd.	3,778	19,109
	Laxmi Organic Industries Ltd.	6,427	14,128
	LG Balakrishnan & Bros Ltd.	3,409	54,514
	LIC Housing Finance Ltd.	104,346	672,523
	Lloyds Engineering Works Ltd.	82,355	51,134
	Lloyds Metals & Energy Ltd.	24,249	355,592
	LMW Ltd.	497	88,036
	LT Foods Ltd.	45,711	216,422
	Lumax Auto Technologies Ltd.	5,511	70,124
	Lumax Industries Ltd.	391	21,921
	Lupin Ltd.	24,499	544,146
	LUX Industries Ltd.	742	10,686

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Magellanic Cloud Ltd.	29,368	$20,022
	Mahanagar Gas Ltd.	9,182	131,605
	Maharashtra Scooters Ltd.	348	59,161
	Maharashtra Seamless Ltd.	5,712	36,586
	Mahindra & Mahindra Ltd.	113,489	4,460,838
*	Mahindra Holidays & Resorts India Ltd.	7,103	26,315
	Mahindra Lifespace Developers Ltd.	15,122	65,793
Ω	Mahindra Logistics Ltd.	3,049	12,069
*	Man Industries India Ltd.	4,913	22,822
	Man Infraconstruction Ltd.	27,104	45,284
	Manappuram Finance Ltd.	106,552	324,903
*	Mangalore Refinery & Petrochemicals Ltd.	13,130	24,508
	Mankind Pharma Ltd.	422	11,280
	Manorama Industries Ltd.	892	13,922
	Marico Ltd.	157,613	1,281,280
	Marksans Pharma Ltd.	60,249	124,165
	Maruti Suzuki India Ltd.	7,904	1,436,684
Ω	MAS Financial Services Ltd.	11,088	38,085
	Mastek Ltd.	4,333	104,347
Ω	Matrimony.com Ltd.	647	3,720
*	Max Financial Services Ltd.	29,521	513,607
	Max Healthcare Institute Ltd.	70,345	910,329
*	Max India Ltd.	3,985	9,596
	Mayur Uniquoters Ltd.	7,327	44,460
	Mazagon Dock Shipbuilders Ltd.	10,184	313,758
Ω	Medi Assist Healthcare Services Ltd.	5,543	35,270
*	Medplus Health Services Ltd.	3,295	28,253
*	Meghmani Organics Ltd.	41,024	37,285
*Ω	Metropolis Healthcare Ltd.	6,190	137,872
	Minda Corp. Ltd.	13,812	87,683
	MOIL Ltd.	8,698	35,825
	Monte Carlo Fashions Ltd.	2,014	15,877
		Shares	Value»
INDIA — (Continued)
	Morepen Laboratories Ltd.	11,209	$6,009
	Motherson Sumi Wiring India Ltd.	673,114	356,938
	Mphasis Ltd.	31,714	984,195
	MPS Ltd.	1,347	32,883
	Muthoot Finance Ltd.	8,161	293,541
*	Nalwa Sons Investments Ltd.	572	46,519
	Narayana Hrudayalaya Ltd.	21,959	433,609
	Natco Pharma Ltd.	13,148	121,319
*Ω	Navkar Corp. Ltd.	12,774	17,010
	Navneet Education Ltd.	15,429	28,020
*	Nazara Technologies Ltd.	12,275	36,740
	NBCC India Ltd.	112,297	148,076
	NELCO Ltd.	2,476	24,176
	Neogen Chemicals Ltd.	391	6,340
	NESCO Ltd.	5,512	85,182
*	Network18 Media & Investments Ltd.	11,796	6,360
	Newgen Software Technologies Ltd.	13,790	150,732
	NHPC Ltd.	666,952	636,940
	NIIT Learning Systems Ltd.	26,577	98,127
	NIIT Ltd.	22,321	26,206
	Nilkamal Ltd.	2,078	35,332
Ω	Nippon Life India Asset Management Ltd.	50,731	499,661
	Nitin Spinners Ltd.	2,439	9,193
	NOCIL Ltd.	17,104	35,606
	Novartis India Ltd.	2,011	19,604
	NRB Bearings Ltd.	9,283	28,621
	Nucleus Software Exports Ltd.	2,868	32,514
	Nuvama Wealth Management Ltd.	1,849	148,227
	Oberoi Realty Ltd.	27,901	558,229
	One 97 Communications Ltd.	44,851	656,532
*	Onesource Specialty Pharma Ltd.	8,510	177,254
*	OnMobile Global Ltd.	3,606	2,962
*	Optiemus Infracom Ltd.	1,802	11,920
	Oracle Financial Services Software Ltd.	7,698	738,635
	Orient Electric Ltd.	29,254	70,109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	1,682	$773,618
	Paisalo Digital Ltd.	128,021	54,616
	Panama Petrochem Ltd.	8,339	25,059
*	Paramount Communications Ltd.	12,191	5,938
	Patanjali Foods Ltd.	22,374	151,845
*	Patel Engineering Ltd.	91,668	38,520
*	PC Jeweller Ltd.	869,550	113,968
	PCBL Chemical Ltd.	16,670	67,916
	PDS Ltd.	7,840	32,786
	Pearl Global Industries Ltd.	4,006	59,140
*	Peninsula Land Ltd.	8,408	3,280
	Persistent Systems Ltd.	31,305	2,084,838
	Petronet LNG Ltd.	380,211	1,203,707
	PG Electroplast Ltd.	11,032	70,907
	Phoenix Mills Ltd.	32,406	616,926
	PI Industries Ltd.	20,858	840,656
	Pidilite Industries Ltd.	56,814	926,827
*	Piramal Finance Ltd.	14,725	186,478
	Piramal Pharma Ltd.	64,175	145,030
	Pitti Engineering Ltd.	3,818	40,410
	PIX Transmissions Ltd.	502	8,317
Ω	PNB Housing Finance Ltd.	32,496	339,902
	PNC Infratech Ltd.	16,921	53,429
	Pokarna Ltd.	272	2,787
	Poly Medicure Ltd.	3,782	85,182
	Polycab India Ltd.	7,945	689,580
	Polyplex Corp. Ltd.	6,178	66,440
*	Poonawalla Fincorp Ltd.	46,243	250,743
	Power Finance Corp. Ltd.	462,472	2,098,602
	Power Grid Corp. of India Ltd.	448,254	1,454,353
	Power Mech Projects Ltd.	4,158	116,581
	Praj Industries Ltd.	41,695	158,126
	Prakash Pipes Ltd.	2,972	9,746
Ω	Prataap Snacks Ltd.	989	12,211
	Precision Wires India Ltd.	16,037	40,648
	Premier Explosives Ltd. (PRE IN)	4,205	31,189
*	Pricol Ltd.	12,224	72,781
	Prince Pipes & Fittings Ltd.	1,405	5,044
	Privi Speciality Chemicals Ltd.	1,728	56,551
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	2,524	$174,920
	Procter & Gamble Hygiene & Health Care Ltd.	283	42,554
*	PSP Projects Ltd.	1,462	15,168
*	PTC India Financial Services Ltd.	92,542	37,905
	PTC India Ltd.	119,739	226,530
*	Puravankara Ltd.	12,820	38,531
Ω	Quess Corp. Ltd.	21,752	58,722
	R Systems International Ltd.	11,560	55,723
	Radico Khaitan Ltd.	7,280	256,911
	Rail Vikas Nigam Ltd.	95,639	354,006
*	Rajesh Exports Ltd.	13,608	27,789
	Rallis India Ltd.	21,613	62,831
	Ram Ratna Wires Ltd.	3,007	20,986
*	Ramco Systems Ltd.	2,608	18,340
	Ramkrishna Forgings Ltd.	33,101	202,044
*	Ramky Infrastructure Ltd.	2,084	14,865
	Rane Holdings Ltd.	2,135	37,058
	Rane Madras Ltd.	711	6,511
*	Rategain Travel Technologies Ltd.	3,124	22,421
	Ratnamani Metals & Tubes Ltd.	6,847	186,136
*	Raymond Lifestyle Ltd.	2,051	27,290
*	Raymond Ltd.	2,564	16,623
*	Raymond Realty Ltd.	2,564	17,837
Ω	RBL Bank Ltd.	60,562	222,333
	REC Ltd.	372,965	1,575,181
	Redington Ltd.	247,667	709,097
	Redtape Ltd.	42,370	64,903
	Reliance Industrial Infrastructure Ltd.	1,327	13,365
*	Religare Enterprises Ltd.	23,726	70,580
	Responsive Industries Ltd.	2,069	4,561
	Rhi Magnesita India Ltd.	2,478	13,396
	RITES Ltd.	28,130	77,606
	Rossari Biotech Ltd.	1,740	12,535
	Route Mobile Ltd.	6,572	52,766
	RPG Life Sciences Ltd.	824	22,198
*	RPSG Ventures Ltd.	2,544	23,551
*	RSWM Ltd.	4,197	7,226
	Safari Industries India Ltd.	4,559	108,936

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Saksoft Ltd.	13,898	$30,579
*Ω	Salasar Techno Engineering Ltd.	76,968	8,928
*	Sammaan Capital Ltd.	11,225	23,754
	Samvardhana Motherson International Ltd.	880,482	1,044,736
	Sandhar Technologies Ltd.	3,542	20,385
	Sangam India Ltd.	1,378	7,064
	Sanghvi Movers Ltd.	12,138	54,127
	Sanofi Consumer Healthcare India Ltd.	2,689	148,054
	Sanofi India Ltd.	2,689	145,066
Ω	Sansera Engineering Ltd.	6,029	102,061
	Saregama India Ltd.	7,887	40,206
	Sasken Technologies Ltd.	1,565	24,212
	Savita Oil Technologies Ltd.	12,025	53,679
	SBI Cards & Payment Services Ltd.	58,978	584,792
Ω	SBI Life Insurance Co. Ltd.	56,895	1,253,920
	Schaeffler India Ltd.	12,188	553,320
*	Schneider Electric Infrastructure Ltd.	15,296	143,793
*	SEAMEC Ltd.	2,784	28,070
	Senco Gold Ltd.	9,320	34,095
*	SEPC Ltd.	308,956	36,420
Ω	SH Kelkar & Co. Ltd.	22,091	54,886
	Shakti Pumps India Ltd.	19,098	176,286
*	Shalby Ltd.	3,933	10,589
	Shankara Building Products Ltd.	2,509	3,955
	Shankara Buildpro Ltd.	2,509	20,788
	Shanthi Gears Ltd.	3,701	20,452
	Sharda Cropchem Ltd.	11,711	114,086
	Share India Securities Ltd.	8,625	18,123
*	Sheela Foam Ltd.	4,950	38,779
	Shilpa Medicare Ltd.	14,210	56,290
	Shivalik Bimetal Controls Ltd.	7,392	40,768
*	Shoppers Stop Ltd.	7,133	41,117
	Shriram Finance Ltd.	5,845	49,455
*	Siemens Energy India Ltd.	3,972	142,247
	Siemens Ltd.	3,972	138,772
Ω	Sirca Paints India Ltd.	3,688	21,595
		Shares	Value»
INDIA — (Continued)
*	SIS Ltd.	11,699	$43,975
	SJS Enterprises Ltd.	3,083	55,911
	SJVN Ltd.	175,170	173,597
	SKF India Industrial Ltd.	6,470	197,399
	SKF India Ltd.	6,470	154,745
	Skipper Ltd.	2,652	15,588
	SML Mahindra Ltd.	440	15,099
*	Snowman Logistics Ltd.	32,403	18,641
	Sobha Ltd.	7,027	128,125
*	Solara Active Pharma Sciences Ltd.	2,170	14,725
	Somany Ceramics Ltd.	3,868	19,861
	Sonata Software Ltd.	74,871	312,865
	SP Apparels Ltd.	525	4,382
*	Spandana Sphoorty Financial Ltd.	7,749	19,874
	SRF Ltd.	8,567	283,098
	State Bank of India (SBID LI), GDR	485	51,412
	Stove Kraft Ltd.	1,809	15,881
	Strides Pharma Science Ltd.	17,020	178,409
*	Stylam Industries Ltd.	1,747	40,130
	Styrenix Performance Materials Ltd.	1,162	30,928
*	Subex Ltd.	108,975	15,826
	Subros Ltd.	3,035	37,002
	Sudarshan Chemical Industries Ltd.	5,116	66,130
	Sumitomo Chemical India Ltd.	11,897	67,247
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	62,988	1,200,943
	Sun TV Network Ltd.	31,011	195,983
	Sundaram Finance Ltd.	9,248	474,426
*	Sundrop Brands Ltd.	1,250	11,099
	Sunteck Realty Ltd.	12,565	62,496
	Suprajit Engineering Ltd.	15,139	76,049
	Supreme Industries Ltd.	14,773	632,243
	Supreme Petrochem Ltd.	24,390	206,171
	Surya Roshni Ltd.	18,449	61,027
*	Suryoday Small Finance Bank Ltd.	11,567	19,832
	Suyog Telematics Ltd.	1,545	13,368
*	Suzlon Energy Ltd.	1,839,852	1,229,641
	Swan Corp. Ltd.	12,739	67,581
	Swaraj Engines Ltd.	2,717	122,215

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Swelect Energy Systems Ltd.	1,098	$9,894
	Symphony Ltd.	5,252	55,275
Ω	Syngene International Ltd.	39,029	286,635
	Talbros Automotive Components Ltd.	3,456	11,371
	Tanla Platforms Ltd.	12,807	88,188
	Tasty Bite Eatables Ltd.	103	10,382
	Tata Communications Ltd.	31,818	671,068
	Tata Consultancy Services Ltd.	135,654	4,671,818
	Tata Consumer Products Ltd.	43,414	568,547
	Tata Elxsi Ltd.	10,858	666,666
*	Tata Motors Ltd./new	301,394	885,292
	Tata Motors Passenger Vehicles Ltd.	301,394	1,391,433
	TCI Express Ltd.	2,376	18,192
	TCPL Packaging Ltd.	151	5,638
	TD Power Systems Ltd.	26,003	221,622
*	TeamLease Services Ltd.	1,462	27,649
	Tech Mahindra Ltd.	68,745	1,101,589
	Techno Electric & Engineering Co. Ltd.	2,302	34,463
	Tega Industries Ltd.	2,443	53,325
	Texmaco Rail & Engineering Ltd.	111,313	171,232
	Thanga Mayil Jewellery Ltd.	3,021	73,916
	Thejo Engineering Ltd.	340	6,859
	Thermax Ltd.	2,737	99,144
	Thirumalai Chemicals Ltd.	19,514	62,172
	Thomas Cook India Ltd.	39,648	71,501
Ω	Thyrocare Technologies Ltd.	5,502	85,379
	Tilaknagar Industries Ltd.	26,662	158,178
	Time Technoplast Ltd.	108,326	263,364
	Timken India Ltd.	8,411	300,646
	Tips Music Ltd.	12,301	72,929
	Titagarh Rail System Ltd.	16,121	160,723
	Titan Co. Ltd.	67,161	2,831,326
	Torrent Pharmaceuticals Ltd.	21,295	850,906
		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	104,145	$81,974
*	TransIndia Real Estate Ltd.	12,516	4,073
	Transport Corp. of India Ltd.	6,079	81,995
	Trent Ltd.	19,021	1,005,374
	Triveni Engineering & Industries Ltd.	20,609	83,043
	Triveni Turbine Ltd.	30,616	183,937
	TTK Prestige Ltd.	6,313	47,886
	Tube Investments of India Ltd.	13,141	446,879
	TVS Holdings Ltd.	1,521	259,677
	TVS Motor Co. Ltd.	49,626	1,960,134
	Uflex Ltd.	12,421	75,685
	United Breweries Ltd.	10,448	211,519
	United Spirits Ltd.	69,315	1,116,375
	UNO Minda Ltd.	30,086	417,739
	UPL Ltd.	176,425	1,426,877
	Usha Martin Ltd.	15,934	82,847
*	V2 Retail Ltd.	1,576	43,293
	VA Tech Wabag Ltd.	17,914	284,545
	Vadilal Industries Ltd.	537	32,051
	Vaibhav Global Ltd.	14,609	44,012
Ω	Varroc Engineering Ltd.	9,736	67,179
	Varun Beverages Ltd.	128,350	678,035
*	Vascon Engineers Ltd.	27,423	20,582
	Vedant Fashions Ltd.	8,558	62,137
	Veedol Corp. Ltd.	1,780	35,453
	Vesuvius India Ltd.	21,770	120,843
	V-Guard Industries Ltd.	45,354	185,158
	Vijaya Diagnostic Centre Ltd.	2,128	23,709
	Vimta Labs Ltd.	2,890	23,503
	Vinati Organics Ltd.	3,605	67,052
	Vindhya Telelinks Ltd.	1,234	18,881
	Vishnu Chemicals Ltd.	2,254	13,154
*	VL E-Governance & IT Solutions Ltd.	6,862	1,852
*	Vodafone Idea Ltd.	2,863,639	281,360
	Voltamp Transformers Ltd.	1,435	120,099
	Voltas Ltd.	45,021	699,420
	VST Tillers Tractors Ltd.	993	67,079
	Welspun Corp. Ltd.	22,839	247,837
	Welspun Enterprises Ltd.	19,581	123,560
	West Coast Paper Mills Ltd.	5,706	29,173
	Wheels India Ltd.	1,253	12,654
	Whirlpool of India Ltd.	3,492	54,562

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Windlas Biotech Ltd.	1,839	$19,495
	Wipro Ltd.	248,666	674,078
*	Wockhardt Ltd.	19,314	278,163
	Wonderla Holidays Ltd.	4,843	31,132
*	Yes Bank Ltd.	865,947	222,131
	Zee Entertainment Enterprises Ltd.	261,090	295,012
	Zensar Technologies Ltd.	39,496	353,821
	ZF Commercial Vehicle Control Systems India Ltd.	296	41,145
	Zydus Lifesciences Ltd.	41,717	459,112
	Zydus Wellness Ltd.	21,685	116,636
TOTAL INDIA			186,208,093
INDONESIA — (0.4%)
	Adi Sarana Armada Tbk. PT	440,500	28,185
*	Alam Sutera Realty Tbk. PT	2,532,800	24,650
	Arwana Citramulia Tbk. PT	996,500	32,925
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	35,634
	Astra Otoparts Tbk. PT	208,600	31,997
	Avia Avian Tbk. PT	2,422,700	60,243
*	Bank Aladin Syariah Tbk. PT	249,500	14,096
*	Bank Neo Commerce Tbk. PT	2,335,300	54,514
	Bank OCBC Nisp Tbk. PT	945,900	78,159
	Bank Tabungan Negara Persero Tbk. PT	848,800	62,414
*	Barito Pacific Tbk. PT	1,585,477	328,581
	BFI Finance Indonesia Tbk. PT	2,004,500	96,926
	BISI International Tbk. PT	170,900	9,141
	Blue Bird Tbk. PT	152,000	16,179
*	Bukalapak.com Tbk. PT	18,983,100	191,774
*	Capital Financial Indonesia Tbk. PT	237,300	15,622
	Chandra Asri Pacific Tbk. PT	118,600	49,546
	Cisarua Mountain Dairy Tbk. PT	248,700	84,837
		Shares	Value»
INDONESIA — (Continued)
	Dayamitra Telekomunikasi PT	1,834,800	$61,768
*	Dian Swastatika Sentosa Tbk. PT	10,800	54,883
	Elang Mahkota Teknologi Tbk. PT	2,711,000	192,694
	Erajaya Swasembada Tbk. PT	3,413,900	86,976
	Gajah Tunggal Tbk. PT	256,600	16,049
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	48,276
	Hexindo Adiperkasa Tbk. PT	63,500	17,755
*	Impack Pratama Industri Tbk. PT	2,204,000	312,425
	Indomobil Sukses Internasional Tbk. PT	502,700	34,787
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	67,904
*††	Inti Agri Resources Tbk. PT	550,900	0
	Jasa Marga Persero Tbk. PT	593,100	127,288
	Jaya Real Property Tbk. PT	709,100	36,630
	Kalbe Farma Tbk. PT	2,381,000	182,627
	Kawasan Industri Jababeka Tbk. PT	1,676,900	19,241
	KMI Wire & Cable Tbk. PT	229,100	4,575
	Map Aktif Adiperkasa PT	2,105,200	88,398
	Mayora Indah Tbk. PT	1,131,500	144,697
*	MD Entertainment Tbk. PT	317,350	108,247
*	Media Nusantara Citra Tbk. PT	2,337,100	37,649
	Medikaloka Hermina Tbk. PT	1,968,600	177,748
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	59,555
	Metrodata Electronics Tbk. PT	2,268,400	83,157
	Midi Utama Indonesia Tbk. PT	645,600	16,061
	Mitra Adiperkasa Tbk. PT	1,600,100	123,943
	Mitra Keluarga Karyasehat Tbk. PT	422,900	65,624

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mitra Pinasthika Mustika Tbk. PT	395,200	$23,045
*	MNC Digital Entertainment Tbk. PT	621,800	18,878
*	MNC Tourism Indonesia Tbk. PT	7,894,400	69,229
Ω	Nusantara Sejahtera Raya Tbk. PT	2,386,900	17,099
*	Panin Financial Tbk. PT	4,046,700	58,343
*	Paninvest Tbk. PT	332,500	16,095
	Petrosea Tbk. PT	126,000	51,423
*††	Pool Advista Indonesia Tbk. PT	64,100	36
	Prodia Widyahusada Tbk. PT	96,600	14,938
	Puradelta Lestari Tbk. PT	4,085,000	32,636
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	12,740
	Sarana Menara Nusantara Tbk. PT	4,829,700	158,067
	Sariguna Primatirta Tbk. PT	1,206,800	39,147
	Selamat Sempurna Tbk. PT	570,200	65,818
*††	Sri Rejeki Isman Tbk. PT	1,498,800	0
	Sumber Alfaria Trijaya Tbk. PT	1,859,800	224,574
	Summarecon Agung Tbk. PT	2,162,145	50,882
	Surya Citra Media Tbk. PT	2,428,300	49,244
	Surya Semesta Internusa Tbk. PT	1,772,300	166,038
	Tempo Scan Pacific Tbk. PT	253,800	43,490
	Tower Bersama Infrastructure Tbk. PT	638,400	91,384
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Unilever Indonesia Tbk. PT	2,073,200	321,465
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,552
		Shares	Value»
INDONESIA — (Continued)
*††	Wijaya Karya Persero Tbk. PT	2,100,600	$9,663
TOTAL INDONESIA			4,924,166
KUWAIT — (0.7%)
	A'ayan Real Estate Co. SAK	53,586	25,866
*	Acico Industries Co. KSC	74,581	87,071
	Agility Public Warehousing Co. KSC	277,010	136,047
	Al Ahli Bank of Kuwait KSCP	182,552	171,192
	Ali Alghanim Sons Automotive Co. KSCC	44,631	156,656
*††	Arabi Group Holding KSC	28,682	27,022
	Arzan Financial Group for Financing & Investment KPSC	284,189	364,871
*	Asiya Capital Investments Co. KSCP	206,003	38,888
	Boubyan Bank KSCP	51,276	119,649
	Boubyan Petrochemicals Co. KSCP	94,328	188,742
	Burgan Bank SAK	229,945	177,278
	Combined Group Contracting Co. SAK	17,825	61,248
	Commercial Facilities Co. SAKP	74,507	64,321
	Gulf Bank KSCP	328,550	375,374
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	180,407
	Heavy Engineering & Ship Building Co. KSCP	51,453	158,650
	Humansoft Holding Co. KSC	24,673	199,026
*	IFA Hotels & Resorts-KPSC	8,751	37,295
	Injazzat Real Estate Development Co. KSCP	25,536	16,224
	Integrated Holding Co. KCSC	47,085	82,972

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	KAMCO Investment Co. KSC	54,293	$31,661
	Kuwait Finance House KSCP	737,013	1,929,605
	Kuwait Financial Centre SAK	66,525	38,463
	Kuwait Insurance Co. SAK	34,849	65,382
	Kuwait International Bank KSCP	107,423	93,658
	Kuwait Investment Co. SAK	60,453	49,502
*	Kuwait Real Estate Co. KSC	198,208	274,282
	Kuwait Telecommunications Co.	51,876	100,416
	Mezzan Holding Co. KSCC	35,057	136,263
	National Bank of Kuwait SAKP	544,177	1,863,668
*	National Consumer Holding Co. SAK	61,028	23,239
	National Industries Group Holding SAK	386,188	366,305
*	Privatization Holding Co. KSCP	149,482	41,702
	Salhia Real Estate Co. KSCP	96,984	132,461
*	Securities House KSC	52,514	15,627
††	Sultan Center Food Products Co. KSC	30,168	3,541
*	United Real Estate Co. SAKP	27,442	21,247
*	Warba Bank KSCP	605,755	572,441
TOTAL KUWAIT			8,428,262
MALAYSIA — (0.9%)
	Able Global Bhd.	28,800	11,475
#	Aeon Co. M Bhd.	108,000	32,475
#	AEON Credit Service M Bhd.	13,600	17,084
	Ajinomoto Malaysia Bhd.	4,200	13,450
	Allianz Malaysia Bhd.	9,500	40,736
	AME Elite Consortium Bhd.	38,000	14,052
#	AMMB Holdings Bhd. (AMM MK)	268,300	364,947
	Ancom Nylex Bhd.	325,277	72,177
*	Astro Malaysia Holdings Bhd.	288,400	8,954
		Shares	Value»
MALAYSIA — (Continued)
#	Aurelius Technologies Bhd.	70,800	$16,874
#	Bank Islam Malaysia Bhd.	168,500	88,519
*	Berjaya Corp. Bhd.	475,686	32,907
#*	Berjaya Land Bhd.	294,800	18,979
#*	Bermaz Auto Bhd.	317,700	50,777
*	Bumi Armada Bhd.	563,500	44,427
#	Cahya Mata Sarawak Bhd.	150,700	57,130
*	Cape Ems Bhd.	186,000	12,644
#	Carlsberg Brewery Malaysia Bhd.	33,900	133,718
*	Chin Hin Group Bhd.	64,300	35,450
	CIMB Group Holdings Bhd.	362,705	631,216
#	Coastal Contracts Bhd.	57,700	16,234
#	CTOS Digital Bhd.	452,900	101,087
#	D&O Green Technologies Bhd.	126,900	37,738
#	Dayang Enterprise Holdings Bhd.	229,720	81,768
#	Dialog Group Bhd.	579,300	271,020
	DRB-Hicom Bhd.	74,900	22,520
	Duopharma Biotech Bhd.	106,742	31,841
	Dutch Lady Milk Industries Bhd.	3,900	24,379
#	Eastern & Oriental Bhd.	171,500	32,709
	Eco World Development Group Bhd.	183,900	90,355
*	Ekovest Bhd.	499,300	39,916
	Ewi Capital Bhd.	120,600	7,481
#	Formosa Prosonic Industries Bhd.	55,100	18,931
#	Fraser & Neave Holdings Bhd.	32,100	215,682
#	Frontken Corp. Bhd.	304,200	327,660
	Gamuda Bhd.	326,892	392,601
	Gas Malaysia Bhd.	94,400	102,236
#	Genting Malaysia Bhd.	495,700	275,622
#*	Greatech Technology Bhd.	165,800	81,640
#	Guan Chong Bhd.	68,833	14,755
	Heineken Malaysia Bhd.	35,100	178,537
	Hextar Global Bhd.	292,400	63,161
	Hong Leong Industries Bhd.	20,200	66,264
#	Hup Seng Industries Bhd.	52,600	12,936

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IHH Healthcare Bhd.	120,700	$237,647
#	IJM Corp. Bhd.	149,000	88,053
	IOI Properties Group Bhd.	176,500	88,498
	ITMAX SYSTEM Bhd.	21,200	22,979
*	JCY International Bhd.	193,400	19,534
	Kelington Group Bhd.	146,100	191,146
	Kerjaya Prospek Group Bhd.	90,395	60,116
#	KPJ Healthcare Bhd.	199,700	135,180
	KSL Holdings Bhd.	77,220	55,309
#	LBS Bina Group Bhd.	288,730	29,274
	LPI Capital Bhd.	61,900	212,462
#	Magni-Tech Industries Bhd.	50,166	25,484
#	Magnum Bhd.	216,645	71,923
	Mah Sing Group Bhd.	316,400	78,491
	Malayan Banking Bhd.	299,309	705,406
#	Malaysian Resources Corp. Bhd.	398,629	42,759
	Matrix Concepts Holdings Bhd.	227,025	74,235
#	MBM Resources Bhd.	18,900	23,741
#	MBSB Bhd.	399,231	69,057
	MNRB Holdings Bhd.	105,800	47,682
#Ω	Mr. DIY Group M Bhd.	416,950	159,064
#	Muhibbah Engineering M Bhd.	139,200	17,926
#	NEXG Bhd.	171,900	15,580
††	Nylex Malaysia Bhd.	2,285	25
#	OCK Group Bhd.	100,800	10,471
#	OSK Holdings Bhd.	401,400	136,096
	Padini Holdings Bhd.	192,000	86,648
#	Paramount Corp. Bhd.	90,300	22,857
	PBA Holdings Bhd.	17,300	8,059
	Pecca Group Bhd.	38,700	12,468
#	Perak Transit Bhd.	59,199	4,797
#	Petron Malaysia Refining & Marketing Bhd.	24,600	22,162
	Petronas Chemicals Group Bhd.	108,700	101,108
	Petronas Dagangan Bhd.	60,800	329,201
	Power Root Bhd.	33,600	10,267
#	RCE Capital Bhd.	121,600	31,330
	REDtone Digital Bhd.	48,400	6,067
	RGB International Bhd.	253,600	14,527
	RHB Bank Bhd.	151,456	244,855
*	Salcon Bhd.	121,000	7,359
	Sam Engineering & Equipment M Bhd.	43,000	49,939
	Scientex Bhd.	225,000	182,088
	Sime Darby Bhd.	893,400	436,748
		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Property Bhd.	518,200	$166,635
*	Solarvest Holdings Bhd.	32,100	23,304
	Southern Cable Group Bhd.	106,400	51,915
	SP Setia Bhd. Group	451,564	93,122
#	Sports Toto Bhd.	289,882	96,167
#	Sunway Bhd.	64,000	82,502
#	Sunway Construction Group Bhd.	78,400	109,975
#	Syarikat Takaful Malaysia Keluarga Bhd.	91,767	67,897
	Taliworks Corp. Bhd.	120,500	15,382
	TASCO Bhd.	69,700	8,565
	Telekom Malaysia Bhd.	35,500	61,868
#	TIME dotCom Bhd.	177,700	202,307
#*	Tropicana Corp. Bhd.	190,196	53,068
#	Uchi Technologies Bhd.	66,700	49,331
#	UEM Sunrise Bhd.	434,700	66,331
	Velesto Energy Bhd.	854,800	51,083
#	VS Industry Bhd.	541,195	63,796
#	Wasco Bhd.	54,800	11,318
*	WCT Holdings Bhd.	171,415	30,657
	Wellcall Holdings Bhd.	99,500	29,934
#	Westports Holdings Bhd.	71,985	88,440
	Yinson Holdings Bhd.	514,366	291,043
#	YTL Corp. Bhd.	279,720	173,277
#	YTL Power International Bhd.	109,560	104,139
	Zetrix Ai Bhd.	2,407,454	485,063
TOTAL MALAYSIA			10,870,801
MEXICO — (1.9%)
#	Alpek SAB de CV	108,644	54,970
	Alsea SAB de CV	36,847	101,962
#	America Movil SAB de CV (2228390D US), ADR	62,004	1,411,831
	America Movil SAB de CV (AMXB MM)	451,926	514,235
	Arca Continental SAB de CV	50,506	488,735
*	Axtel SAB de CV	50,105	7,767
Ω	Banco del Bajio SA	166,039	423,711
#	Becle SAB de CV	57,550	70,689
	Bolsa Mexicana de Valores SAB de CV	54,708	104,301

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	48,765	$418,788
	Consorcio ARA SAB de CV	302,667	57,508
	Corp. Inmobiliaria Vesta SAB de CV	162,823	494,293
	Corporativo Fragua SAB de CV	1,008	29,298
	El Puerto de Liverpool SAB de CV, Class C1	31,564	153,789
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	90,226	850,029
	Genomma Lab Internacional SAB de CV, Class B	328,961	321,197
	Gentera SAB de CV	247,530	587,165
	Gruma SAB de CV, Class B	31,949	541,096
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,182,123
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	67,414	1,400,133
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	131	27,290
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,311	698,708
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	4,774	144,450
#	Grupo Bimbo SAB de CV	211,753	731,279
	Grupo Carso SAB de CV	18,695	132,798
#	Grupo Comercial Chedraui SA de CV	128,356	932,280
	Grupo Financiero Banorte SAB de CV, Class O	245,092	2,300,858
	Grupo Financiero Inbursa SAB de CV, Class O	252,530	611,803
	Grupo Herdez SAB de CV	40,274	151,744
		Shares	Value»
MEXICO — (Continued)
*	Grupo Hotelero Santa Fe SAB de CV	135,595	$27,369
	Grupo Mexico SAB de CV	210,161	1,813,435
*	Grupo Nutrisa SAB de CV	40,274	11,056
	Grupo Rotoplas SAB de CV	27,955	20,178
#	Grupo Televisa SAB (TLEVICPO MM)	348,238	181,818
*	Industrias CH SAB de CV	5,389	49,311
*	Industrias Penoles SAB de CV	34,695	1,465,767
	La Comer SAB de CV	120,968	262,010
	Megacable Holdings SAB de CV	137,363	393,121
*	Ollamani SAB	20,801	69,137
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	67,766
	Orbia Advance Corp. SAB de CV	275,338	249,277
*	Organizacion Soriana SAB de CV, Class B	37,341	53,262
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,141	725,268
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	55,910
#	Qualitas Controladora SAB de CV	43,772	397,137
	Regional SAB de CV	68,886	510,346
#*	Sitios Latinoamerica SAB de CV	95,985	24,127
	Wal-Mart de Mexico SAB de CV	527,530	1,746,271
TOTAL MEXICO			23,067,396
PERU — (0.1%)
	Credicorp Ltd.	4,963	1,295,343
	Intercorp Financial Services, Inc.	4,167	179,306
TOTAL PERU			1,474,649
PHILIPPINES — (0.2%)
	ACEN Corp.	621,000	24,444

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	432,600	$53,621
	Apex Mining Co., Inc.	538,000	85,177
	Ayala Corp.	12,600	100,130
	Ayala Land, Inc.	268,500	90,698
*	AyalaLand Logistics Holdings Corp.	407,000	9,201
	Bank of the Philippine Islands	122,482	219,343
	BDO Unibank, Inc.	87,993	199,563
	Bloomberry Resorts Corp.	339,900	18,467
	Cebu Landmasters, Inc.	258,680	10,197
	Converge Information & Communications Technology Solutions, Inc.	392,300	84,934
	Cosco Capital, Inc.	555,300	65,209
	D&L Industries, Inc.	536,700	41,128
	DigiPlus Interactive Corp.	245,600	87,161
*	DITO CME Holdings Corp.	492,100	6,858
	DoubleDragon Corp.	211,400	35,579
	Emperador, Inc.	47,400	12,865
	Filinvest Development Corp.	39,100	3,088
	Ginebra San Miguel, Inc.	16,380	77,840
*	Global Ferronickel Holdings, Inc.	557,000	12,018
	GT Capital Holdings, Inc.	10,410	96,559
	International Container Terminal Services, Inc.	93,490	843,222
	Keepers Holdings, Inc.	298,000	11,782
	LT Group, Inc.	489,000	121,536
	MacroAsia Corp.	100,000	7,521
	Manila Electric Co.	5,140	51,022
	Manila Water Co., Inc.	237,200	140,024
Ω	Monde Nissin Corp.	237,600	27,244
	Nickel Asia Corp.	924,700	57,640
	Petron Corp.	1,035,100	41,388
	Philcomsat Holdings Corp.	9,969	18,120
	Philippine Seven Corp.	10,960	7,723
	Philippine Stock Exchange, Inc.	130	448
	Puregold Price Club, Inc.	215,500	139,325
		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	34,700	$14,984
	Robinsons Retail Holdings, Inc.	43,580	25,767
*	Shell Pilipinas Corp.	142,200	15,316
	SM Investments Corp.	5,100	63,109
	SSI Group, Inc.	90,000	3,821
	STI Education Systems Holdings, Inc.	448,000	10,797
	Synergy Grid & Development Phils, Inc.	222,700	56,283
	Vista Land & Lifescapes, Inc.	665,000	10,849
	Vistamalls, Inc.	23,100	492
	Wilcon Depot, Inc.	174,000	22,771
TOTAL PHILIPPINES			3,025,264
POLAND — (1.2%)
*	11 bit studios SA	239	11,442
	AB SA	2,614	68,800
*	Action SA	2,232	18,590
	Alior Bank SA	26,856	748,346
*Ω	Allegro.eu SA	38,040	355,211
	Amica SA	1,140	17,811
	AmRest Holdings SE	10,607	42,493
	Apator SA	4,975	31,663
*	Arctic Paper SA	4,239	9,732
	ASBISc Enterprises PLC	16,354	131,922
	Asseco Poland SA	22,903	1,332,192
	Asseco South Eastern Europe SA	6,922	123,879
	Auto Partner SA	16,874	82,364
	Bank Handlowy w Warszawie SA	9,207	259,524
*	Bank Millennium SA	42,323	177,154
*	Bank Ochrony Srodowiska SA	12,487	40,696
	Bank Polska Kasa Opieki SA	16,053	821,942
	Benefit Systems SA	550	466,526
*	Bioton SA	11,456	13,275
	BNPP Bank Polska SA	2,590	79,344
	Boryszew SA	20,361	33,060
#	Budimex SA	3,730	592,174
#*	CCC SA	9,996	409,131
	CD Projekt SA	4,470	307,123
*	Celon Pharma SA	1,863	10,873
*	CI Games SA	29,151	22,712
	Cyber Folks SA	1,987	99,401
*	Cyfrowy Polsat SA	50,371	180,760
*	Datawalk SA	404	9,970

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Develia SA	90,319	$199,669
*Ω	Dino Polska SA	53,460	638,543
	Dom Development SA	3,133	208,727
	Elektrotim SA	1,086	14,751
	Erbud SA	1,787	13,838
*	Fabryki Mebli Forte SA	5,421	38,307
	Ferro SA	2,661	22,617
	Grupa Kety SA	3,355	844,364
	Grupa Pracuj SA	4,424	67,878
*Ω	HUUUGE, Inc.	12,526	81,943
	ING Bank Slaski SA	4,782	407,996
#	Inter Cars SA	2,430	363,115
*	KGHM Polska Miedz SA	16,311	855,563
	KRUK SA	2,751	338,173
#	LPP SA	151	732,981
*	mBank SA	1,439	383,190
#	Mirbud SA	19,396	71,364
	Neuca SA	496	99,883
#	Newag SA	7,382	181,620
	Orange Polska SA	108,946	265,513
	PCC Rokita SA	469	8,671
	Pepco Group NV	27,395	206,340
	PlayWay SA	481	34,898
	Powszechny Zaklad Ubezpieczen SA	25,348	405,293
	Santander Bank Polska SA	2,763	363,877
*	Selvita SA	1,054	10,529
	Stalexport Autostrady SA	24,162	18,828
	Synektik SA	1,667	118,645
*	Tauron Polska Energia SA	36,090	97,700
	TEN Square Games SA	1,598	39,148
#	Text SA	2,733	35,984
	Torpol SA	1,310	18,895
	Unimot SA	1,194	42,234
	Voxel SA	612	25,213
*	VRG SA	39,196	47,135
	Wawel SA	162	30,883
	Wirtualna Polska Holding SA	2,794	41,946
Ω	XTB SA	26,061	491,742
TOTAL POLAND			14,366,106
QATAR — (0.6%)
	Aamal Co.	612,200	132,900
	Al Khaleej Takaful Group QSC	64,415	42,081
	Al Meera Consumer Goods Co. QSC	37,943	152,409
		Shares	Value»
QATAR — (Continued)
	Al Rayan Bank	567,170	$364,607
	Alijarah Holding Co. QPSC	95,410	18,091
	Barwa Real Estate Co.	462,445	333,963
	Commercial Bank PSQC	497,392	566,053
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	13,920
	Doha Bank QPSC	593,574	409,637
*	Estithmar Holding QPSC	148,062	166,748
	Gulf International Services QSC	99,358	84,233
	Gulf Warehousing Co.	64,389	45,248
	Mannai Corp. QSC	43,016	62,690
*	Mazaya Real Estate Development QPSC	292,130	49,219
	Medicare Group	52,317	93,329
	Mesaieed Petrochemical Holding Co.	293,090	100,511
	Qatar Aluminum Manufacturing Co.	159,415	67,946
	Qatar Fuel QSC	102,898	423,871
	Qatar Industrial Manufacturing Co. QSC	50,886	33,744
	Qatar Insurance Co. SAQ	557,185	313,652
	Qatar International Islamic Bank QSC	163,865	501,624
	Qatar Islamic Bank QPSC	125,251	844,401
	Qatar Islamic Insurance Group	6,276	15,211
	Qatar National Bank QPSC	473,783	2,409,655
	Qatar Navigation QSC	93,925	286,863
	QLM Life & Medical Insurance Co. WLL	7,022	4,888
	United Development Co. QSC	436,676	113,093
	Vodafone Qatar PQSC	393,689	259,839
	Zad Holding Co.	15,334	58,885
TOTAL QATAR			7,969,311
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Polyus PJSC (PLZL LI), GDR	4,999	$0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (2.7%)
	Ades Holding Co.	16,445	74,314
*	Advanced Petrochemical Co.	12,095	121,979
	Al Babtain Power & Telecommunication Co.	9,444	158,067
	Al Hammadi Holding	18,919	176,249
*	Al Khaleej Training & Education Co.	7,718	60,204
	Al Rajhi Bank	181,888	5,140,904
*	Al Rajhi Co. for Co-operative Insurance	4,673	146,907
	Alamar Foods	1,295	16,836
	Alaseel Co.	22,170	21,090
	Al-Dawaa Medical Services Co.	7,157	125,037
	Aldrees Petroleum & Transport Services Co.	21,490	879,584
	Al-Etihad Cooperative Insurance Co.	5,008	14,437
	Alinma Bank	109,815	760,374
	AlJazira Takaful Ta'awuni Co.	8,814	29,064
	AlKhorayef Water & Power Technologies Co.	4,850	194,489
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,735	53,672
	Almawarid Manpower Co.	297	10,612
	Almunajem Foods Co.	3,575	55,186
	Alujain Corp.	10,656	90,767
	Arab National Bank	144,037	931,562
	Arabian Contracting Services Co.	6,253	199,501
	Arabian Drilling Co.	4,775	112,760
	Arabian Internet & Communications Services Co.	8,358	561,348
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	7,937	$27,586
	Arriyadh Development Co.	14,223	111,717
*	ARTEX Industrial Investment Co.	3,860	14,449
	Astra Industrial Group Co.	7,787	309,096
	Ataa Educational Co.	3,650	65,720
	Bank AlBilad	127,346	1,006,236
*	Bank Al-Jazira	162,110	545,186
	Banque Saudi Fransi	121,119	576,411
	Basic Chemical Industries Ltd.	1,702	12,724
	Bawan Co.	5,267	79,403
	BinDawood Holding Co.	73,855	113,246
	Bupa Arabia for Cooperative Insurance Co.	24,951	1,092,399
	Catrion Catering Holding Co.	10,006	257,990
*	Chubb Arabia Cooperative Insurance Co.	1,633	14,015
	Co. for Cooperative Insurance	19,494	708,703
	Dallah Healthcare Co.	7,081	290,792
*	Dar Al Arkan Real Estate Development Co.	139,858	644,104
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,724	1,069,784
	East Pipes Integrated Co. for Industry	1,644	63,734
	Electrical Industries Co.	122,776	378,146
	Elm Co.	248	62,739
*	Emaar Economic City	41,117	139,611
*	Fawaz Abdulaziz Al Hokair & Co.	8,304	53,573
*	Fitaihi Holding Group	6,180	5,354
	Gulf Insurance Group	2,200	14,830
*	Gulf Union Cooperative Insurance Co.	8,361	26,777
*	Herfy Food Services Co.	3,218	17,938
	Jamjoom Pharmaceuticals Factory Co.	2,499	103,834
	Jarir Marketing Co.	253,387	959,671

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	L'Azurde Co. for Jewelry	7,580	$25,182
	Leejam Sports Co. JSC	4,865	166,129
*	Lumi Rental Co.	2,196	36,630
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	53,029
*	Methanol Chemicals Co.	7,481	20,027
	Middle East Healthcare Co.	10,685	145,736
	Middle East Specialized Cables Co.	2,891	22,596
	Mouwasat Medical Services Co.	23,680	485,364
	Nahdi Medical Co.	9,786	302,945
	National Co. for Glass Industries	2,044	22,235
	National Co. for Learning & Education	3,571	164,928
	National Gas & Industrialization Co.	2,871	68,093
	National Medical Care Co.	3,667	173,268
	Nayifat Finance Co.	16,900	59,861
*	Perfect Presentation For Commercial Services Co.	22,911	62,344
*	Rabigh Refining & Petrochemical Co.	42,048	100,673
	Retal Urban Development Co.	55,440	174,376
	Riyad Bank	173,737	1,261,560
	Riyadh Cables Group Co.	7,457	281,335
	SAL Saudi Logistics Services	1,686	79,173
*	Saudi Arabian Cooperative Insurance Co.	3,090	11,061
	Saudi Aramco Base Oil Co.	8,491	218,197
	Saudi Automotive Services Co.	10,274	196,442
	Saudi Awwal Bank	83,441	719,968
	Saudi Basic Industries Corp.	26,474	430,907
	Saudi Ceramic Co.	7,498	61,154
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	92,658	$182,264
	Saudi Industrial Investment Group	33,915	146,871
	Saudi Investment Bank	31,233	114,479
*	Saudi Marketing Co.	7,310	32,317
	Saudi National Bank	351,549	3,740,677
	Saudi Paper Manufacturing Co.	6,102	87,386
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	67,656
*	Saudi Printing & Packaging Co.	6,278	17,893
*	Saudi Public Transport Co.	17,653	59,693
*	Saudi Real Estate Co.	23,927	92,152
*	Saudi Reinsurance Co.	17,362	143,858
*	Saudi Research & Media Group	10,973	503,042
	Saudi Steel Pipe Co.	4,527	62,831
	Saudi Telecom Co.	151,696	1,827,425
	Saudia Dairy & Foodstuff Co.	2,906	222,707
*	Savola Group	39,943	262,122
	Scientific & Medical Equipment House Co.	1,619	16,984
*	Seera Group Holding	43,694	361,584
*	SHL Finance Co.	11,667	67,687
*	Sinad Holding Co.	11,062	30,885
	Sustained Infrastructure Holding Co.	3,134	30,543
	Theeb Rent A Car Co.	8,739	152,757
	United Electronics Co.	11,946	282,553
	United International Transportation Co.	15,153	299,049
*	Walaa Cooperative Insurance Co.	15,311	47,729
*	Wataniya Insurance Co.	3,853	15,068
TOTAL SAUDI ARABIA			32,912,136
SOUTH AFRICA — (2.5%)
	Absa Group Ltd.	36,536	408,249
	Adcock Ingram Holdings Ltd.	6,946	29,993
	Advtech Ltd.	88,669	180,783
	AECI Ltd.	31,856	164,266
	Altron Ltd., Class A	70,082	74,321

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Anglogold Ashanti PLC (ANG SJ)	17,465	$1,197,467
	Anglogold Ashanti PLC (AU US)	13,356	908,208
	Aspen Pharmacare Holdings Ltd.	68,154	386,028
	Barloworld Ltd.	30,984	213,591
	Bid Corp. Ltd.	44,842	1,110,027
	Bidvest Group Ltd.	90,047	1,171,362
*	Blu Label Unlimited Group Ltd.	146,716	104,707
*	Brait PLC	710,123	87,471
	Capitec Bank Holdings Ltd.	4,767	1,054,687
	Cashbuild Ltd.	3,768	29,980
	Clicks Group Ltd.	71,977	1,517,634
	Coronation Fund Managers Ltd.	55,215	156,743
	Curro Holdings Ltd.	25,364	19,354
	DataTec Ltd.	95,159	394,671
Ω	Dis-Chem Pharmacies Ltd.	145,089	283,804
	Discovery Ltd.	52,264	656,633
	DRDGOLD Ltd. (DRD SJ)	15,834	39,989
	Famous Brands Ltd.	9,394	29,393
	Foschini Group Ltd.	55,815	296,280
#	Gold Fields Ltd. (GFI US), Sponsored ADR	112,587	4,324,467
#	Grindrod Ltd.	105,858	103,452
	Harmony Gold Mining Co. Ltd. (HAR SJ)	23,395	389,259
	Hudaco Industries Ltd.	9,126	93,382
	Impala Platinum Holdings Ltd.	56,228	602,594
	Investec Ltd.	35,909	270,342
	Invicta Holdings Ltd.	5,349	11,813
*	KAP Ltd.	78,375	7,439
	Kumba Iron Ore Ltd.	12,731	253,551
	Lewis Group Ltd.	9,835	47,426
	Life Healthcare Group Holdings Ltd.	215,387	147,442
	Momentum Group Ltd.	286,853	552,275
	Motus Holdings Ltd.	47,712	287,496
	Mpact Ltd.	55,728	75,225
	Mr. Price Group Ltd.	49,422	590,486
	MTN Group Ltd.	134,187	1,340,597
*	Nampak Ltd.	516	14,319
	Naspers Ltd., Class N	43,610	3,062,992
	Nedbank Group Ltd.	33,929	462,547
	NEPI Rockcastle NV	119,220	966,843
	Netcare Ltd.	214,735	181,094
	Ninety One Ltd.	53,537	159,295
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	30,847	$515,166
*	Nutun Ltd.	179,113	9,926
	Old Mutual Ltd. (OMU SJ)	725,968	567,674
	Omnia Holdings Ltd.	62,300	273,926
	OUTsurance Group Ltd.	155,471	654,267
Ω	Pepkor Holdings Ltd.	528,713	806,139
*	Pick n Pay Stores Ltd.	76,377	124,678
	Raubex Group Ltd.	27,796	66,433
	Reunert Ltd.	44,147	142,285
	Sanlam Ltd.	145,258	762,254
	Santam Ltd.	10,369	247,340
	Sappi Ltd.	58,142	76,181
#*	Sibanye Stillwater Ltd. (SSW SJ)	215,516	571,915
*	SPAR Group Ltd.	51,195	321,990
	Spur Corp. Ltd.	15,300	31,843
	Stadio Holdings Ltd.	56,665	36,321
	Super Group Ltd.	54,022	50,035
	Tiger Brands Ltd.	4,569	86,460
	Truworths International Ltd.	61,088	182,943
	Valterra Platinum Ltd.	3,551	219,627
	Vodacom Group Ltd.	25,446	205,992
	We Buy Cars Holdings Ltd.	9,878	26,195
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	146,206
	Woolworths Holdings Ltd.	134,080	404,836
	Zeda Ltd.	44,692	31,685
TOTAL SOUTH AFRICA			31,022,294
SOUTH KOREA — (13.1%)
*	3S Korea Co. Ltd.	7,967	9,881
	ABOV Semiconductor Co. Ltd.	2,691	23,648
*	ADTechnology Co. Ltd.	1,279	23,542
	Advanced Nano Products Co. Ltd.	823	37,937
	Advanced Process Systems Corp.	3,318	46,187
	Aekyung Chemical Co. Ltd.	3,816	29,239
	Aekyung Industrial Co. Ltd.	2,115	20,768
*	Agabang & Co.	6,109	19,542
	Ahnlab, Inc.	1,244	52,992
*	Alteogen, Inc.	3,127	1,069,262
*	ALUKO Co. Ltd.	17,469	25,148
*	Amicogen, Inc.	3,596	7,662

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	3,883	$328,881
	Amorepacific Holdings Corp.	7,237	128,802
*	Ananti, Inc.	9,179	49,523
*	Anapass, Inc.	1,749	21,629
*	Anterogen Co. Ltd.	1,450	22,931
*	APS, Inc.	1,919	5,464
*	Asia Pacific Satellite, Inc.	2,523	22,007
	Asia Paper Manufacturing Co. Ltd.	11,507	59,549
	Atinum Investment Co. Ltd.	11,432	20,360
	Avaco Co. Ltd.	2,470	27,118
	Baiksan Co. Ltd.	4,496	42,506
	BGF Co. Ltd.	7,644	20,397
	BH Co. Ltd.	7,804	100,260
*	BHI Co. Ltd.	2,644	93,645
	Binggrae Co. Ltd.	1,718	87,058
	Bio Plus Co. Ltd.	9,806	42,925
*	Biodyne Co. Ltd.	2,825	27,415
*	Bioneer Corp.	1,671	18,154
	BioNote, Inc.	10,659	41,173
	BIT Computer Co. Ltd.	2,278	7,586
*	BNC Korea Co. Ltd.	5,378	19,112
	BNK Financial Group, Inc.	58,811	569,334
	Boditech Med, Inc.	5,638	53,648
	Bookook Securities Co. Ltd.	462	21,943
	Boryung	8,638	53,488
*	Bosung Power Technology Co. Ltd.	7,684	28,714
*	Bukwang Pharmaceutical Co. Ltd.	6,244	16,169
	BYC Co. Ltd.	800	21,066
	Byucksan Corp.	8,835	10,814
	C&C International Co. Ltd.	1,295	34,081
*	Cafe24 Corp.	3,535	88,708
*	CammSys Corp.	12,345	6,055
	Cape Industries Ltd.	6,153	60,774
#	Caregen Co. Ltd.	3,701	168,261
*	Celltrion Pharm, Inc.	2,118	94,635
	Celltrion, Inc.	7,581	933,112
*	Chabiotech Co. Ltd.	2,273	19,595
	Cheil Worldwide, Inc.	36,083	514,930
	Chemtronics Co. Ltd.	3,577	87,323
	Cheryong Electric Co. Ltd.	2,416	65,647
	Cheryong Industrial Co. Ltd.	4,325	19,569
		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	7,730	$17,599
	Chips&Media, Inc.	2,006	22,867
*	Choil Aluminum Co. Ltd.	11,512	10,781
	Chong Kun Dang Pharmaceutical Corp.	1,813	105,245
	Chongkundang Holdings Corp.	793	25,149
	Choong Ang Vaccine Laboratory	1,601	10,973
*	Chorokbaem Media Co. Ltd.	4,200	15,947
*	CJ CGV Co. Ltd.	11,618	40,695
	CJ Corp.	5,015	599,938
*	CJ ENM Co. Ltd.	2,831	139,194
	CJ Freshway Corp.	2,433	42,651
	CJ Logistics Corp.	2,766	159,706
	Classys, Inc.	5,351	184,735
	CLIO Cosmetics Co. Ltd.	714	7,152
*	CMG Pharmaceutical Co. Ltd.	8,816	11,155
*	Com2uS Holdings Corp.	2,217	31,236
	Com2uSCorp	2,881	68,834
#	Cosmax, Inc.	3,209	459,526
	Cosmecca Korea Co. Ltd.	1,904	88,192
*	CosmoAM&T Co. Ltd.	2,060	79,972
*	Cosmochemical Co. Ltd.	3,839	51,861
	Coway Co. Ltd.	28,811	1,801,545
	Cowintech Co. Ltd.	2,204	26,513
	CR Holdings Co. Ltd.	5,692	19,231
*	Creative & Innovative System	3,518	18,646
	Creverse, Inc.	1,427	12,841
	CS Wind Corp.	8,237	251,547
*	CTC BIO, Inc.	2,098	7,574
*	Cube Entertainment, Inc.	2,240	22,918
	Cuckoo Holdings Co. Ltd.	3,109	62,647
	Cuckoo Homesys Co. Ltd.	1,272	20,520
*	D&C Media Co. Ltd.	981	9,722
	D.I Corp.	2,915	49,727
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	14,162
	Dae Won Kang Up Co. Ltd.	9,092	26,776

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daea TI Co. Ltd.	5,700	$16,181
	Daebongls Co. Ltd.	2,018	17,226
	Daechang Forging Co. Ltd.	5,126	24,009
	Daedong Corp.	5,235	35,746
	Daeduck Co. Ltd.	1,972	12,609
	Daehan Flour Mill Co. Ltd.	341	33,140
*	Dae-Il Corp.	9,015	31,183
	Daejoo Electronic Materials Co. Ltd.	1,388	73,403
	Daesang Corp.	4,045	59,098
	Daesang Holdings Co. Ltd.	2,845	18,437
*	Daewon Cable Co. Ltd.	10,963	27,977
	Daewon Pharmaceutical Co. Ltd.	4,099	37,424
	Daewon San Up Co. Ltd.	2,161	17,155
#*	Daewoo Engineering & Construction Co. Ltd.	88,834	233,013
	Daewoong Co. Ltd.	6,724	102,026
	Daewoong Pharmaceutical Co. Ltd.	1,231	120,495
	Daihan Pharmaceutical Co. Ltd.	1,066	21,726
#	Daishin Securities Co. Ltd.	10,870	221,563
	Daol Investment & Securities Co. Ltd.	12,487	31,685
	Daou Data Corp.	4,343	53,458
	Daou Technology, Inc.	6,983	190,780
*	Dasan Networks, Inc.	7,361	16,870
*	Dawonsys Co. Ltd.	4,647	12,330
	DB Insurance Co. Ltd.	17,388	1,545,510
	DB Securities Co. Ltd.	6,205	43,986
*	DB, Inc.	36,593	37,344
	Dear U Co. Ltd.	2,020	54,169
#	Dentium Co. Ltd.	2,536	101,249
	Deutsch Motors, Inc.	5,379	16,846
	Device Co. Ltd.	1,253	10,478
*	Devsisters Co. Ltd.	773	22,923
	Digital Daesung Co. Ltd.	4,602	22,198
*	DIO Corp.	1,645	19,382
*††	DKME	43,041	11,329
	DL E&C Co. Ltd.	10,257	306,830
	DL Holdings Co. Ltd.	1,837	50,100
††	DMS Co. Ltd.	7,907	13,175
	DN Automotive Corp.	4,608	75,164
		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co. Ltd.	4,413	$18,876
	Dong-A Socio Holdings Co. Ltd.	552	42,019
	Dong-A ST Co. Ltd.	1,306	44,776
	Dong-Ah Geological Engineering Co. Ltd.	649	6,554
	Dongbang Transport Logistics Co. Ltd.	14,438	28,136
	Dongjin Semichem Co. Ltd.	18,159	542,646
	Dongkoo Bio & Pharma Co. Ltd.	6,721	25,311
	DongKook Pharmaceutical Co. Ltd.	5,585	69,230
	Dongkuk Holdings Co. Ltd.	6,767	34,683
	Dongkuk Steel Mill Co. Ltd.	11,214	66,894
	Dongsuh Cos., Inc.	5,441	102,983
	Dongsung Chemical Co. Ltd.	11,307	31,732
	Dongsung Finetec Co. Ltd.	6,686	148,995
*	Dongwha Enterprise Co. Ltd.	4,310	29,969
	Dongwha Pharm Co. Ltd.	5,888	25,853
	Dongwon Development Co. Ltd.	13,299	24,163
	Dongwon Industries Co. Ltd.	1,532	52,017
	Dongwon Systems Corp.	1,570	30,801
	Dongwoon Anatech Co. Ltd.	4,908	57,781
	Dongyang E&P, Inc.	1,464	21,977
	Doosan Bobcat, Inc.	18,603	785,291
	Doosan Co. Ltd.	2,068	1,366,461
*	Doosan Enerbility Co. Ltd.	20,228	1,251,924
*	Doosan Fuel Cell Co. Ltd.	4,019	120,013
	Doosan Tesna, Inc.	2,770	97,101
	DoubleUGames Co. Ltd.	5,109	179,765
#	Douzone Bizon Co. Ltd.	4,113	256,920
*	Dream Security Co. Ltd.	10,040	23,462
	Dreamtech Co. Ltd.	7,608	34,089

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DRTECH Corp.	10,055	$13,966
	DSC Investment, Inc.	3,558	18,377
*	Duk San Neolux Co. Ltd.	2,143	63,147
	DY Corp.	1,808	5,363
	DY POWER Corp.	3,390	30,421
	Echo Marketing, Inc.	5,576	45,269
*	Eco Volt Co. Ltd.	12,005	8,427
	Ecoplastic Corp.	11,596	26,265
#*	Ecopro BM Co. Ltd.	3,704	414,449
#	Ecopro Co. Ltd.	12,224	752,776
	Ecopro HN Co. Ltd.	1,731	33,625
	E-MART, Inc.	4,557	230,829
*	EMKOREA Co. Ltd.	4,828	7,418
*	EMRO, Inc.	1,192	37,166
*	EM-Tech Co. Ltd.	2,530	16,539
*	Enchem Co. Ltd.	543	32,610
	ENF Technology Co. Ltd.	3,799	131,735
	Eo Technics Co. Ltd.	1,063	174,829
*	Eubiologics Co. Ltd.	5,266	45,590
	Eugene Investment & Securities Co. Ltd.	13,616	35,567
	Eugene Technology Co. Ltd.	2,004	132,866
*	E-World	10,154	10,040
*	Exem Co. Ltd.	9,439	14,324
	Exicon Co. Ltd.	2,411	27,000
#	F&F Co. Ltd.	7,976	342,904
*	Fine M-Tec Co. Ltd.	3,760	22,952
*	Fine Semitech Corp.	2,278	58,353
*	Firstec Co. Ltd.	4,429	14,371
*††	Flask Co. Ltd.	4,016	2,503
*	Foosung Co. Ltd.	4,894	30,472
	Fursys, Inc.	987	31,507
	Gabia, Inc.	3,274	62,183
*	GAEASOFT	4,093	20,096
	Galaxia Moneytree Co. Ltd.	1,980	13,137
*	GAMSUNG Corp. Co. Ltd.	26,653	94,757
*	Gaon Cable Co. Ltd.	669	39,230
*	GC Cell Corp.	1,292	20,781
*	GeneOne Life Science, Inc.	11,675	17,219
*	Genexine, Inc.	4,234	15,385
	Geumhwa PSC Co. Ltd.	1,330	29,660
*	Giantstep, Inc.	1,630	5,787
	Global Standard Technology Co. Ltd.	3,848	69,300
*	Global Tax Free Co. Ltd.	9,554	37,745
*	GnBS eco Co. Ltd.	4,194	8,523
	GOLFZON Co. Ltd.	1,423	59,250
		Shares	Value»
SOUTH KOREA — (Continued)
	Gradiant Corp.	4,366	$39,060
	Grand Korea Leisure Co. Ltd.	4,689	50,935
	Green Cross Corp.	740	67,247
	Green Cross Holdings Corp.	6,082	67,211
*††	Green Pine Tree Co. Ltd.	1,155	912
	GS Engineering & Construction Corp.	19,226	251,797
*	GS P&L Co. Ltd.	4,601	123,667
	Gwangju Shinsegae Co. Ltd.	735	15,548
	HAESUNG DS Co. Ltd.	3,254	117,297
	Han Kuk Carbon Co. Ltd.	6,099	156,599
	Hana Financial Group, Inc.	59,432	3,560,486
	Hana Materials, Inc.	1,780	51,127
	Hana Micron, Inc.	13,727	281,442
	Hana Pharm Co. Ltd.	2,252	18,188
*	Hana Technology Co. Ltd.	253	5,352
	Hana Tour Service, Inc.	1,317	44,011
*	Hanall Biopharma Co. Ltd.	2,608	75,625
	Hancom, Inc.	2,264	39,339
	Handok, Inc.	2,093	16,737
	Handsome Co. Ltd.	4,735	48,732
	Hanjin Kal Corp.	336	24,661
	Hanjin Logistics Corp.	2,334	32,741
	Hankook Cosmetics Manufacturing Co. Ltd.	331	12,513
	Hankook Shell Oil Co. Ltd.	185	57,199
	Hankook Tire & Technology Co. Ltd.	12,905	418,993
	Hanmi Pharm Co. Ltd.	1,717	510,984
	Hanmi Science Co. Ltd.	4,206	116,059
	Hanmi Semiconductor Co. Ltd.	7,081	708,118
	HanmiGlobal Co. Ltd.	2,006	28,643
	Hannong Chemicals, Inc.	1,310	14,467
*	Hanon Systems	39,225	119,842
	Hansae Co. Ltd.	3,724	27,584
	Hansae Yes24 Holdings Co. Ltd.	908	2,667
	Hanshin Machinery Co.	4,076	9,811

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co. Ltd.	2,177	$353,775
*	Hansol IONES Co. Ltd.	3,098	28,627
	Hansol Paper Co. Ltd.	4,665	26,603
	Hansol Technics Co. Ltd.	9,847	44,919
	Hanssem Co. Ltd.	638	20,795
*	Hanwha Engine	4,700	162,841
*	Hanwha General Insurance Co. Ltd.	16,171	61,406
*	Hanwha Investment & Securities Co. Ltd.	28,229	105,633
*	Hanwha Life Insurance Co. Ltd.	76,989	163,475
*	Hanwha Ocean Co. Ltd.	3,875	373,515
	Hanwha Solutions Corp.	24,837	531,051
	Hanwha Systems Co. Ltd.	12,725	534,219
*	Hanwha Vision Co. Ltd.	4,570	160,812
*	Hanyang Digitech Co. Ltd.	1,023	16,309
	Hanyang Eng Co. Ltd.	4,035	57,014
	Hanyang Securities Co. Ltd.	2,979	39,681
	HB SOLUTION Co. Ltd.	6,888	12,282
	HB Technology Co. Ltd.	20,026	27,842
	HC HomeCenter Co. Ltd.	29,955	14,711
	HD Hyundai Co. Ltd.	5,075	728,938
	HD Hyundai Construction Equipment Co. Ltd.	4,499	315,145
	HD Hyundai Electric Co. Ltd.	4,719	2,867,010
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	45,051
	HD Hyundai Heavy Industries Co. Ltd.	876	368,901
	HD Hyundai Infracore Co. Ltd.	37,027	395,036
	HD Hyundai Mipo	2,283	386,722
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,237	1,408,296
	HDC Holdings Co. Ltd.	11,304	145,875
		Shares	Value»
SOUTH KOREA — (Continued)
#	HDC Hyundai Development Co-Engineering & Construction	13,317	$179,883
*	HD-Hyundai Marine Engine	3,940	274,206
	Hecto Innovation Co. Ltd.	2,056	23,322
*	HFR, Inc.	1,874	22,563
	High Tech Pharm Co. Ltd.	3,388	29,857
	Hite Jinro Co. Ltd.	10,080	133,098
	Hitejinro Holdings Co. Ltd.	2,275	15,480
	HK inno N Corp.	2,746	95,105
	HL Holdings Corp.	1,851	52,561
	HL Mando Co. Ltd.	10,849	292,513
*	HLB Biostep Co. Ltd.	2,115	1,824
*	Hlb Pharma Ceutical Co. Ltd.	1,281	13,794
*	HLB, Inc.	10,998	374,326
*	Hotel Shilla Co. Ltd.	5,899	201,154
	HPSP Co. Ltd.	3,650	88,023
	HS Hyosung Advanced Materials Corp.	498	64,618
*	HS Hyosung Corp.	586	23,882
	HS Industries Co. Ltd.	4,773	13,346
*	Hugel, Inc.	1,496	274,496
	Humedix Co. Ltd.	2,427	85,416
	Huons Co. Ltd.	2,342	48,002
	Huons Global Co. Ltd.	1,464	55,959
	Husteel Co. Ltd.	7,104	20,400
	Huvitz Co. Ltd.	4,877	28,209
	Hwa Shin Co. Ltd.	5,583	34,414
	Hwangkum Steel & Technology Co. Ltd.	2,449	9,685
#	HYBE Co. Ltd.	1,603	382,920
	Hy-Lok Corp.	2,158	56,255
	Hyosung Corp.	2,633	233,577
	Hyosung Heavy Industries Corp.	1,008	1,503,572
	Hyosung TNC Corp.	1,216	177,325
	Hyundai Autoever Corp.	2,381	338,884
	Hyundai Bioland Co. Ltd.	1,594	4,953
	HYUNDAI Corp.	2,484	36,957
	Hyundai Department Store Co. Ltd.	2,228	126,220
	Hyundai Elevator Co. Ltd.	6,595	349,560
	Hyundai Engineering & Construction Co. Ltd.	19,589	962,459

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HYUNDAI EVERDIGM Corp.	2,354	$12,783
	Hyundai Ezwel Co. Ltd.	4,878	18,034
	Hyundai Futurenet Co. Ltd.	13,368	29,806
	Hyundai GF Holdings	10,655	58,194
	Hyundai Glovis Co. Ltd.	4,353	575,310
	Hyundai Green Food	5,187	54,780
	Hyundai Home Shopping Network Corp.	1,612	59,481
	Hyundai Livart Furniture Co. Ltd.	3,789	17,561
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	302,205
	Hyundai Mobis Co. Ltd.	6,610	1,461,719
	Hyundai Motor Co.	16,253	3,295,935
	Hyundai Motor Securities Co. Ltd.	8,713	53,286
	Hyundai Movex Co. Ltd.	6,879	48,692
	Hyundai Rotem Co. Ltd.	16,353	2,642,014
	Hyundai Steel Co.	9,107	210,399
	Hyundai Wia Corp.	4,160	170,734
	HyVision System, Inc.	2,998	33,991
	i3system, Inc.	1,346	73,083
*	Icure Pharm, Inc.	975	1,484
*	Il Dong Pharmaceutical Co. Ltd.	983	16,198
	Iljin Diamond Co. Ltd.	1,822	17,861
	Iljin Electric Co. Ltd.	5,169	207,784
	Iljin Holdings Co. Ltd.	6,856	33,654
*	Iljin Hysolus Co. Ltd.	724	9,711
	Iljin Power Co. Ltd.	2,335	18,113
	Ilshin Spinning Co. Ltd.	7,844	66,202
*	Ilshin Stone Co. Ltd.	14,594	18,133
	Ilyang Pharmaceutical Co. Ltd.	2,498	22,880
	iM Financial Group Co. Ltd.	37,239	345,510
	iMarketKorea, Inc.	5,701	31,366
	InBody Co. Ltd.	2,491	50,134
	Incar Financial Service Co. Ltd.	3,330	27,957
	Industrial Bank of Korea	61,562	834,286
	Innocean Worldwide, Inc.	8,704	104,695
	InnoWireless Co. Ltd.	369	6,050
		Shares	Value»
SOUTH KOREA — (Continued)
	Innox Advanced Materials Co. Ltd.	2,497	$43,057
*	Insung Information Co. Ltd.	10,578	13,555
	Intellian Technologies, Inc.	761	24,092
	Intelligent Digital Integrated Security Co. Ltd.	1,685	21,241
*	Interflex Co. Ltd.	4,180	27,061
	Interojo Co. Ltd.	1,228	14,751
	INTOPS Co. Ltd.	3,053	34,594
	iNtRON Biotechnology, Inc.	3,888	9,052
	INVENI Co. Ltd.	725	31,509
	IS Dongseo Co. Ltd.	5,226	68,101
	ISC Co. Ltd.	2,345	130,249
	i-SENS, Inc.	3,346	40,595
*	ISU Abxis Co. Ltd.	2,469	8,471
*	ISU Chemical Co. Ltd.	3,108	23,221
	IsuPetasys Co. Ltd.	12,308	976,202
*	Itcencts Co. Ltd.	19,277	7,486
*	Itcenglobal Co. Ltd.	3,543	46,418
*	ITEK, Inc.	4,474	19,055
*	ITM Semiconductor Co. Ltd.	554	4,655
*	Jahwa Electronics Co. Ltd.	4,999	75,928
	JB Financial Group Co. Ltd.	31,430	494,828
#	Jeju Bank	3,312	30,795
*	Jeju Semiconductor Corp.	3,960	56,789
	Jinsung T.E.C.	3,429	31,400
	JLS Co. Ltd.	1,866	8,159
	JNK Global Co. Ltd.	8,964	27,859
*	JNTC Co. Ltd.	1,326	25,100
#	Jusung Engineering Co. Ltd.	7,506	160,897
	JVM Co. Ltd.	1,438	28,154
	JW Holdings Corp.	12,832	29,274
	JW Life Science Corp.	2,713	25,592
	JW Pharmaceutical Corp.	4,069	66,996
*	JW Shinyak Corp.	3,942	3,846
	JYP Entertainment Corp.	10,022	568,232
	K Car Co. Ltd.	3,734	39,695
	K Ensol Co. Ltd.	1,735	13,929
	Kakao Corp.	12,331	561,982
*	Kakao Games Corp.	8,640	97,444
	KakaoBank Corp.	12,257	198,671
*	Kakaopay Corp.	3,196	117,015

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kangnam Jevisco Co. Ltd.	1,462	$12,602
*	Kangwon Energy Co. Ltd.	3,790	42,629
	Kangwon Land, Inc.	11,157	132,089
	KB Financial Group, Inc. (105560 KS)	48,691	3,974,821
	KC Co. Ltd.	2,179	39,841
	KC Tech Co. Ltd.	1,534	41,080
#	KCC Corp.	1,131	348,384
	KCTC	5,926	22,465
*	KEC Corp.	31,873	17,347
*	Keeps Biopharma, Inc.	2,599	16,589
	KEPCO Engineering & Construction Co., Inc.	1,501	107,078
	KEPCO Plant Service & Engineering Co. Ltd.	8,222	291,639
	KG Chemical Corp.	6,136	20,940
	KG Dongbusteel	11,151	42,600
	KG Eco Solution Co. Ltd.	7,203	28,622
*	KG Mobility Co.	13,460	35,992
	Kginicis Co. Ltd.	5,479	39,428
	KH Vatec Co. Ltd.	4,841	42,549
	Kia Corp.	39,120	3,281,330
*	KidariStudio, Inc.	6,220	16,718
	KINX, Inc.	900	58,694
	KISCO Corp.	4,439	31,196
	KISCO Holdings Co. Ltd.	1,214	21,803
	KISWIRE Ltd.	3,432	42,997
	KIWOOM Securities Co. Ltd.	5,117	1,062,868
*	KMW Co. Ltd.	1,668	19,867
*	KNJ Co. Ltd.	311	5,678
	Koh Young Technology, Inc.	5,273	61,455
	Kolmar BNH Co. Ltd.	1,862	18,117
	Kolmar Holdings Co. Ltd.	3,468	26,868
	Kolmar Korea Co. Ltd.	4,167	224,927
	Kolon Corp.	1,302	39,743
	Kolon Industries, Inc.	5,530	137,895
*	Kolon Life Science, Inc.	479	11,023
	KoMiCo Ltd.	1,679	129,699
	KONA I Co. Ltd.	2,442	80,735
	Korea Alcohol Industrial Co. Ltd.	5,044	33,065
	Korea Asset In Trust Co. Ltd.	18,867	29,320
*	Korea Circuit Co. Ltd.	4,698	67,761
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electric Terminal Co. Ltd.	1,432	$62,098
	Korea Electronic Power Industrial Development Co. Ltd.	2,808	24,192
	Korea Gas Corp.	7,365	215,327
*	Korea Information & Communications Co. Ltd.	5,535	31,556
	Korea Information Certificate Authority, Inc.	2,886	12,551
	Korea Investment Holdings Co. Ltd.	14,347	1,829,183
	Korea Movenex Co. Ltd.	5,239	14,587
	Korea Petrochemical Ind Co. Ltd.	456	41,846
	Korea Petroleum Industries Co.	1,794	17,501
	Korea Ratings Corp.	340	23,389
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	43,937
	Korea United Pharm, Inc.	2,831	37,750
	Korea Zinc Co. Ltd.	909	658,444
	Korean Reinsurance Co.	56,541	420,742
	Kortek Corp.	2,756	16,636
	KPX Chemical Co. Ltd.	815	27,372
*	Krafton, Inc.	6,258	1,211,220
	KT Nasmedia Co. Ltd.	1,024	9,546
	KT Skylife Co. Ltd.	6,097	21,423
	Kukje Pharma Co. Ltd.	5,534	16,555
*	Kumho HT, Inc.	38,994	15,625
	Kumho Petrochemical Co. Ltd.	2,713	220,525
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	53,095
	Kyeryong Construction Industrial Co. Ltd.	1,770	21,359
	Kyobo Securities Co. Ltd.	6,735	44,486
	Kyung Dong Navien Co. Ltd.	2,350	116,293
	Kyungbang Co. Ltd.	3,048	14,264
	Kyungdong Pharm Co. Ltd.	5,683	22,662

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung-In Synthetic Corp.	12,630	$25,946
	KZ Precision Corp.	1,490	15,715
#	L&C Bio Co. Ltd.	1,830	67,579
#*	L&F Co. Ltd.	1,018	86,911
*	L&K Biomed Co. Ltd.	1,972	12,490
*	LabGenomics Co. Ltd.	21,308	32,948
	Lake Materials Co. Ltd.	8,389	85,865
*	LB Semicon, Inc.	14,643	50,962
	Lee Ku Industrial Co. Ltd.	6,450	22,301
	LEENO Industrial, Inc.	14,385	579,000
	LF Corp.	5,047	64,662
	LG Chem Ltd.	7,179	1,996,826
	LG Corp.	4,420	248,585
	LG Electronics, Inc.	36,266	2,224,311
*	LG Energy Solution Ltd.	2,789	923,290
#	LG H&H Co. Ltd.	2,692	536,736
*	LG HelloVision Co. Ltd.	10,736	18,369
	LG Innotek Co. Ltd.	4,833	815,290
#*	LigaChem Biosciences, Inc.	2,614	268,052
*	LOT Vacuum Co. Ltd.	3,505	32,010
	Lotte Chemical Corp.	2,617	129,645
	Lotte Chilsung Beverage Co. Ltd.	1,305	105,534
*	Lotte Data Communication Co.	1,059	15,396
	LOTTE Fine Chemical Co. Ltd.	3,528	112,737
	LOTTE Himart Co. Ltd.	1,317	7,063
*	Lotte Non-Life Insurance Co. Ltd.	23,154	30,808
	Lotte Rental Co. Ltd.	6,387	131,226
	Lotte Shopping Co. Ltd.	2,377	108,472
*	Lotte Tour Development Co. Ltd.	3,126	39,746
	Lotte Wellfood Co. Ltd.	699	55,873
	LS Corp.	6,777	987,639
	LS Eco Energy Ltd.	2,895	93,254
	LS Electric Co. Ltd.	5,301	1,609,170
	LS Marine Solution Co. Ltd.	4,526	91,385
*	LVMC Holdings	36,724	42,694
	LX Hausys Ltd.	1,948	38,428
	LX Semicon Co. Ltd.	3,940	158,024
	M.I.Tech Co. Ltd.	1,379	5,955
		Shares	Value»
SOUTH KOREA — (Continued)
#	Macquarie Korea Infrastructure Fund	103,073	$794,928
	Macrogen, Inc.	1,168	12,410
	Maeil Dairies Co. Ltd.	1,150	27,955
*	Manyo Co. Ltd.	1,414	16,214
	Mcnex Co. Ltd.	4,249	92,659
*	Mediana Co. Ltd.	2,343	8,729
*	Medipost Co. Ltd.	4,681	56,753
	Medytox, Inc.	531	44,713
*	Meerecompany, Inc.	1,096	11,745
	MegaStudy Co. Ltd.	2,286	18,071
	MegaStudyEdu Co. Ltd.	2,340	68,218
	Meritz Financial Group, Inc.	18,991	1,471,689
	META BIOMED Co. Ltd.	4,839	19,058
	Mgame Corp.	4,951	22,533
	Mi Chang Oil Industrial Co. Ltd.	177	13,523
*	MiCo Ltd.	5,893	59,769
*	Mirae Asset Life Insurance Co. Ltd.	24,853	152,932
	Mirae Asset Securities Co. Ltd.	57,486	1,056,947
	Mirae Asset Venture Investment Co. Ltd.	4,966	29,641
	Misto Holdings Corp.	12,699	327,553
	Miwon Chemicals Co. Ltd.	147	8,855
	Miwon Commercial Co. Ltd.	534	56,670
	Miwon Holdings Co. Ltd.	286	14,181
	Miwon Specialty Chemical Co. Ltd.	566	55,801
	MK Electron Co. Ltd.	5,926	38,324
	MNTech Co. Ltd.	3,176	25,141
*	Mobase Electronics Co. Ltd.	7,819	7,444
	Modetour Network, Inc.	2,119	16,530
*	MONAYONGPYONG	9,275	22,606
*	Motrex Co. Ltd.	6,260	38,127
	Muhak Co. Ltd.	3,862	23,301
	Myoung Shin Industrial Co. Ltd.	5,239	34,255
	Namhae Chemical Corp.	3,870	17,495
	Namuga Co. Ltd.	2,446	28,927
	Namyang Dairy Products Co. Ltd.	940	33,955
	Nature Holdings Co. Ltd.	4,291	28,732

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NAVER Corp.	4,821	$903,533
	NCSoft Corp.	1,856	286,481
	NeoPharm Co. Ltd.	3,154	37,850
	Neosem, Inc.	3,005	26,270
*	Neowiz	4,899	84,078
	Neowiz Holdings Corp.	920	14,871
*	NEPES Corp.	6,963	84,575
*	Neptune Co.	5,865	24,259
Ω	Netmarble Corp.	8,565	324,570
	New Power Plasma Co. Ltd.	5,541	24,075
*	Newflex Technology Co. Ltd.	6,149	22,591
	Nexen Corp.	4,007	15,036
*	Nexon Games Co. Ltd.	4,436	41,541
	NEXTIN, Inc.	1,876	86,415
	NH Investment & Securities Co. Ltd.	56,591	806,768
	NHN Corp.	5,134	104,165
	NHN KCP Corp.	8,103	90,432
	NICE Holdings Co. Ltd.	5,792	56,367
	Nice Information & Telecommunication, Inc.	2,046	32,789
	NICE Information Service Co. Ltd.	15,565	158,193
	NICE Infra Co. Ltd.	5,667	16,406
	Nong Shim Holdings Co. Ltd.	454	29,949
	NongShim Co. Ltd.	877	268,160
	NOVAREX Co. Ltd.	2,936	35,114
	NPC	6,680	19,009
	OCI Co. Ltd.	416	17,218
	OCI Holdings Co. Ltd.	1,599	127,887
	ONEJOON Co. Ltd.	3,886	25,028
#	Oriental Precision & Engineering Co. Ltd.	7,436	54,346
#	Orion Corp.	8,167	568,709
	Orion Holdings Corp.	7,752	103,211
	Osang Healthcare Co. Ltd.	1,079	9,781
*	OSTEONIC Co. Ltd.	2,396	12,091
*	Osung Advanced Materials Co. Ltd.	18,332	20,199
	Otoki Corp.	449	122,351
	Park Systems Corp.	1,229	209,350
	Partron Co. Ltd.	11,262	54,623
*	Pearl Abyss Corp.	4,270	103,576
	People & Technology, Inc.	4,736	143,290
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Peptron, Inc.	1,506	$285,598
	PHA Co. Ltd.	2,660	21,758
	PharmaResearch Co. Ltd.	1,593	603,122
	Pharmicell Co. Ltd.	3,656	43,398
	Philenergy Co. Ltd.	104	1,046
*	Philoptics Co. Ltd.	1,534	45,144
	PI Advanced Materials Co. Ltd.	2,025	25,724
*	PKC Co. Ltd.	4,745	20,823
*	Polaris AI Corp.	11,204	18,082
*	Polaris Office Corp.	3,142	11,274
*	PonyLink Co. Ltd.	20,885	12,157
	Posco DX Co. Ltd.	14,799	272,122
	Posco M-Tech Co. Ltd.	4,685	50,218
*	Power Logics Co. Ltd.	5,517	15,925
	Protec Co. Ltd.	1,501	32,851
	PSK, Inc.	6,562	172,937
	Pulmuone Co. Ltd.	3,204	29,878
*	Rainbow Robotics	593	181,193
*	Refine Co. Ltd.	1,479	12,816
*	Reyon Pharmaceutical Co. Ltd.	587	4,438
	RFHIC Corp.	1,978	46,249
*	RFTech Co. Ltd.	9,790	15,154
#*	Robostar Co. Ltd.	1,279	77,771
	Rorze Systems Corp.	1,438	11,225
	S&S Tech Corp.	1,955	76,705
#	S-1 Corp.	7,124	374,616
#	Sam Chun Dang Pharm Co. Ltd.	1,025	168,057
	Sam Yung Trading Co. Ltd.	3,832	40,844
	Samchully Co. Ltd.	452	39,050
	SAMHWA Paints Industrial Co. Ltd.	4,611	18,786
††	Samick THK Co. Ltd.	1,425	7,471
*	Samil Pharmaceutical Co. Ltd.	2,871	19,101
	Samji Electronics Co. Ltd.	3,059	26,711
	Samjin Pharmaceutical Co. Ltd.	1,297	17,962
	Sammok S-Form Co. Ltd.	1,045	14,587
*Ω	Samsung Biologics Co. Ltd.	1,423	1,219,500
	Samsung C&T Corp.	10,387	1,643,756
	Samsung Card Co. Ltd. (029780 KS)	10,148	352,549
	Samsung Electronics Co. Ltd. (005930 KS)	324,240	24,407,549

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	$1,069,409
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	8,215,325
	Samsung Engineering Co. Ltd.	76,812	1,396,464
	Samsung Fire & Marine Insurance Co. Ltd.	3,480	1,077,075
*	Samsung Heavy Industries Co. Ltd.	57,510	1,191,713
	Samsung Life Insurance Co. Ltd.	7,837	846,939
*	Samsung Pharmaceutical Co. Ltd.	8,786	9,452
	Samsung SDS Co. Ltd.	3,972	509,471
	Samsung Securities Co. Ltd.	28,770	1,557,082
	SAMT Co. Ltd.	10,436	26,992
	Samwha Capacitor Co. Ltd.	2,032	48,025
	Samwha Electric Co. Ltd.	664	16,251
	Samyang Corp.	593	20,583
	Samyang Holdings Corp.	1,074	78,849
	Samyang Packaging Corp.	1,826	18,165
	Samyang Tongsang Co. Ltd.	207	7,512
	Samyoung Co. Ltd.	3,277	11,302
	Sangsin Energy Display Precision Co. Ltd.	2,574	22,976
	Saramin Co. Ltd.	2,216	20,750
	Satrec Initiative Co. Ltd.	231	9,754
*	SBI Investment Korea Co. Ltd.	18,153	8,698
	SD Biosensor, Inc.	11,297	75,659
	SeAH Besteel Holdings Corp.	2,560	49,286
	SeAH Steel Corp.	387	34,335
	SeAH Steel Holdings Corp.	552	55,496
	Sebang Co. Ltd.	2,671	25,449
	Sebang Global Battery Co. Ltd.	743	33,928
	Seegene, Inc.	4,844	85,916
		Shares	Value»
SOUTH KOREA — (Continued)
	Segyung Hitech Co. Ltd.	7,275	$29,122
#	Sejin Heavy Industries Co. Ltd.	3,584	55,391
	Sekonix Co. Ltd.	2,406	9,324
	Seobu T&D	7,366	47,068
	Seohan Co. Ltd.	28,267	17,473
	Seohee Construction Co. Ltd.	27,891	31,772
*	Seoul Auction Co. Ltd.	1,312	6,306
*	Seoul Semiconductor Co. Ltd.	9,925	43,601
	Seoyon Co. Ltd.	2,977	19,705
	Seoyon E-Hwa Co. Ltd.	3,804	34,646
	SEWOONMEDICAL Co. Ltd.	3,371	5,651
	SFA Engineering Corp.	3,839	66,545
*	SFA Semicon Co. Ltd.	15,076	45,041
	SGC Energy Co. Ltd.	1,224	19,392
	Shin Heung Energy & Electronics Co. Ltd.	3,770	14,419
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	23,492
	Shindaeyang Paper Co. Ltd.	4,560	39,357
	Shinhan Financial Group Co. Ltd. (055550 KS)	51,502	2,645,266
	Shinil Electronics Co. Ltd.	13,867	12,516
	Shinsegae International, Inc.	5,114	36,856
	Shinsegae, Inc.	1,720	209,636
	Shinsung Delta Tech Co. Ltd.	3,217	123,340
*	Shinsung E&G Co. Ltd.	13,700	17,734
#	Shinwon Corp.	20,628	21,080
	Shinyoung Securities Co. Ltd.	666	67,497
	Showbox Corp.	8,954	15,916
#*	Silicon2 Co. Ltd.	12,019	379,042
	Silla Co. Ltd.	1,575	9,892
	SIMMTECH Co. Ltd.	1,934	85,068
	SIMPAC, Inc.	4,358	14,136
	Sindoh Co. Ltd.	1,472	43,922
	Sinil Pharm Co. Ltd.	2,016	8,316
#*	SK Biopharmaceuticals Co. Ltd.	10,636	859,995
*	SK Bioscience Co. Ltd.	2,682	95,235

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Chemicals Co. Ltd.	2,286	$101,296
	SK Discovery Co. Ltd.	4,174	173,748
*	SK Eternix Co. Ltd.	3,890	56,631
	SK Gas Ltd.	1,119	204,468
*Ω	SK IE Technology Co. Ltd.	1,748	37,553
*	SK oceanplant Co. Ltd.	2,702	40,131
	SK Securities Co. Ltd.	104,448	51,247
	SK Telecom Co. Ltd. (017670 KS)	6,199	226,957
*	SKC Co. Ltd.	2,060	183,557
	SL Corp.	4,193	106,537
	SM Entertainment Co. Ltd.	4,336	363,230
*	SMEC Co. Ltd.	21,825	62,795
	SNT Dynamics Co. Ltd.	1,417	53,482
*	SNT Holdings Co. Ltd.	1,335	59,383
*	S-Oil Corp.	11,168	562,132
	Solid, Inc.	13,559	76,339
*	SOLUM Co. Ltd.	15,138	189,848
	Songwon Industrial Co. Ltd.	5,440	36,614
	Soop Co. Ltd.	3,044	154,979
	Soulbrain Co. Ltd.	1,004	198,577
	Soulbrain Holdings Co. Ltd.	2,168	65,052
	SPC Samlip Co. Ltd.	539	19,662
	SPG Co. Ltd.	2,484	58,670
	ST Pharm Co. Ltd.	662	47,003
	Straffic Co. Ltd.	4,180	10,722
*	Studio Dragon Corp.	4,822	153,934
*	Sugentech, Inc.	2,106	9,711
	Sung Kwang Bend Co. Ltd.	3,015	66,508
*	Sungchang Enterprise Holdings Ltd.	19,478	20,977
	Sungwoo Hitech Co. Ltd.	13,423	63,606
	Sunny Electronics Corp.	5,903	6,356
*	Suprema, Inc.	1,181	27,954
	SY Co. Ltd.	6,825	14,563
*	Synergy Innovation Co. Ltd.	5,017	8,570
	Systems Technology, Inc.	2,490	39,843
	T&L Co. Ltd.	1,035	33,346
	Taekwang Industrial Co. Ltd.	56	31,495
*	Taewoong Co. Ltd.	2,925	62,991
*	Taihan Cable & Solution Co. Ltd.	9,628	162,723
		Shares	Value»
SOUTH KOREA — (Continued)
	TCC Steel	2,674	$34,365
	TechWing, Inc.	3,740	173,793
	Telechips, Inc.	1,642	16,038
	TES Co. Ltd.	1,569	48,520
*	Theragen Etex Co. Ltd.	12,996	23,240
*	TK Chemical Corp.	18,770	21,747
	TK Corp.	2,924	57,886
	TKG Huchems Co. Ltd.	6,016	75,421
	TLB Co. Ltd.	759	36,338
	Tokai Carbon Korea Co. Ltd.	1,278	148,404
*	Tongyang Life Insurance Co. Ltd.	12,025	57,077
	Toptec Co. Ltd.	5,346	17,479
	Tovis Co. Ltd.	4,782	50,242
	TSE Co. Ltd.	588	21,333
*	Tuksu Construction Co. Ltd.	2,777	11,061
	TYM Corp.	11,325	47,211
	UBCare Co. Ltd.	3,061	7,672
*	Ubivelox, Inc.	1,708	7,013
	Uju Electronics Co. Ltd.	1,295	34,832
*	Uni-Chem Co. Ltd.	21,092	19,382
	Unid Co. Ltd.	1,058	49,851
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	61,480
	Uniquest Corp.	3,582	19,264
*	Unison Co. Ltd.	15,208	13,000
*	UniTest, Inc.	3,147	44,636
	Unitrontech Co. Ltd.	2,869	12,119
	Value Added Technology Co. Ltd.	2,937	45,197
	Viatron Technologies, Inc.	4,010	22,907
	VICTEK Co. Ltd.	3,541	9,286
*††	Vidente Co. Ltd.	12,986	5,678
	Vieworks Co. Ltd.	1,715	22,789
*	Vina Tech Co. Ltd.	522	20,141
	Vitzro Tech Co. Ltd.	2,270	14,025
	Vitzrocell Co. Ltd.	4,594	88,146
*	VM, Inc.	2,230	37,554
#*	VT Co. Ltd.	6,488	113,532
	Webzen, Inc.	2,569	21,740
	Whanin Pharmaceutical Co. Ltd.	2,615	20,909
	WiSoL Co. Ltd.	4,967	19,683
	Won Tech Co. Ltd.	16,450	98,023
*	Wonik Holdings Co. Ltd.	10,865	207,874
	WONIK IPS Co. Ltd.	3,743	167,883

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	1,797	$40,779
	Wonik QnC Corp.	4,248	69,502
	Woojin, Inc.	2,166	23,044
*	Woongjin Co. Ltd.	11,317	31,428
*	Wooree Bio Co. Ltd.	4,851	7,189
	Woori Financial Group, Inc. (316140 KS)	178,328	3,174,546
#	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	41,448
*	Woori Technology Investment Co. Ltd.	10,762	67,588
*	Woori Technology, Inc.	22,299	75,139
*	Woosu AMS Co. Ltd.	11,985	24,398
	Worldex Industry & Trading Co. Ltd.	3,898	68,655
*	Wysiwyg Studios Co. Ltd.	6,944	3,630
	Xexymix Corp.	8,850	28,366
	Y G-1 Co. Ltd.	3,502	12,445
*	YC Corp.	2,394	24,328
	YG Entertainment, Inc.	1,723	110,581
*	YG PLUS	6,733	33,571
*	YMT Co. Ltd.	3,720	33,692
	Youlchon Chemical Co. Ltd.	1,214	26,892
	Young Poong Corp.	1,230	42,279
#	Youngone Corp.	8,797	356,697
	Youngone Holdings Co. Ltd.	1,616	161,073
	Yuanta Securities Korea Co. Ltd.	27,085	73,339
	Yuhan Corp.	5,469	452,413
	YuHwa Securities Co. Ltd.	6,972	13,193
*	Yungjin Pharmaceutical Co. Ltd.	16,046	23,182
	Zeus Co. Ltd.	3,741	40,455
	Zinus, Inc.	1,437	13,909
TOTAL SOUTH KOREA			161,529,702
TAIWAN — (21.2%)
	104 Corp.	2,000	14,578
	91APP, Inc.	16,000	37,460
	Aaeon Technology, Inc.	4,199	18,419
	ABC Taiwan Electronics Corp.	19,210	14,644
	Abico Avy Co. Ltd.	37,641	60,851
	Ability Enterprise Co. Ltd.	52,630	146,054
	Ability Opto-Electronics Technology Co. Ltd.	10,200	32,605
		Shares	Value»
TAIWAN — (Continued)
	AcBel Polytech, Inc.	193,382	$272,702
	Accton Technology Corp.	86,000	2,990,796
	Acer Cyber Security, Inc.	3,868	22,171
	Acer E-Enabling Service Business, Inc.	3,000	22,397
#	Acer, Inc.	1,074,000	1,046,425
	ACES Electronic Co. Ltd.	25,764	57,379
*	Acon Holding, Inc.	48,041	12,850
	Acter Group Corp. Ltd.	35,518	886,570
	Action Electronics Co. Ltd.	52,000	19,050
	ADATA Technology Co. Ltd.	99,053	635,876
	Addcn Technology Co. Ltd.	11,506	65,511
#	Advanced Energy Solution Holding Co. Ltd.	10,000	380,678
	Advanced International Multitech Co. Ltd.	28,000	54,307
*	Advanced Optoelectronic Technology, Inc.	36,000	17,749
	Advanced Power Electronics Corp.	13,000	43,041
#	Advancetek Enterprise Co. Ltd.	98,000	111,996
	Advantech Co. Ltd.	49,406	501,835
	AEON Motor Co. Ltd.	9,000	8,392
	Aerospace Industrial Development Corp.	102,000	174,803
	AGV Products Corp.	138,000	46,182
	AIC, Inc.	1,000	12,311
	Airoha Technology Corp.	8,000	129,529
	Airtac International Group	26,532	782,560
	Alchip Technologies Ltd.	12,000	1,351,907
	Alexander Marine Co. Ltd.	4,217	26,655
	Allied Supreme Corp.	17,000	136,233
	Allis Electric Co. Ltd.	56,203	201,130
	Alltek Technology Corp.	79,475	82,462
	Alltop Technology Co. Ltd.	12,001	96,218
	Alpha Networks, Inc.	80,772	84,892
	Altek Corp.	77,620	124,578

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Amazing Microelectronic Corp.	18,295	$59,282
	Ambassador Hotel	13,000	18,144
	AMPACS Corp.	20,000	19,028
	Ampire Co. Ltd.	28,000	22,942
	AMPOC Far-East Co. Ltd.	24,376	71,477
	AmTRAN Technology Co. Ltd.	152,881	69,656
*	Amulaire Thermal Technology, Inc.	16,883	19,972
	Anji Technology Co. Ltd.	14,278	17,245
	Aopen, Inc.	12,000	18,850
	AP Memory Technology Corp.	2,000	26,146
	Apac Opto Electronics, Inc.	20,000	52,270
	Apacer Technology, Inc.	24,000	80,448
	APAQ Technology Co. Ltd.	5,000	29,896
	APCB, Inc.	35,000	16,631
	Apex Biotechnology Corp.	14,000	14,957
#	Apex Dynamics, Inc.	2,000	43,324
	Apex Science & Engineering	31,212	11,151
	Arcadyan Technology Corp.	31,805	207,851
	Argosy Research, Inc.	17,013	101,163
#	ASE Technology Holding Co. Ltd.	365,000	2,920,278
	Asia Cement Corp.	135,000	159,117
	Asia Optical Co., Inc.	56,000	284,033
	Asia Polymer Corp.	90,295	36,771
	Asia Tech Image, Inc.	14,000	34,626
#	Asia Vital Components Co. Ltd.	49,158	2,250,501
	ASIX Electronics Corp.	11,000	33,976
	ASMedia Technology, Inc.	8,000	373,526
	ASolid Technology Co. Ltd.	16,000	40,841
	ASPEED Technology, Inc.	11,600	2,057,179
	ASROCK, Inc.	13,000	135,236
	Asustek Computer, Inc.	121,000	2,733,571
	ATE Energy International Co. Ltd.	30,000	29,234
		Shares	Value»
TAIWAN — (Continued)
	Aten International Co. Ltd.	20,000	$39,356
	Auden Techno Corp.	5,000	15,738
	Audix Corp.	21,000	44,072
	AURAS Technology Co. Ltd.	11,000	374,487
	Aurora Corp.	17,000	31,851
	Avalue Technology, Inc.	11,000	39,753
	Avermedia Technologies	15,400	19,625
	Axiomtek Co. Ltd.	21,986	58,559
	Azurewave Technologies, Inc.	20,000	47,328
	Bafang Yunji International Co. Ltd.	5,000	31,288
	BenQ Materials Corp.	52,000	35,099
*	BES Engineering Corp.	529,000	263,323
#*	Bin Chuan Enterprise Co. Ltd.	29,000	62,629
*	Bionime Corp.	5,499	10,990
	Bioteque Corp.	10,000	40,002
#	Bizlink Holding, Inc.	33,403	1,501,408
	Bora Pharmaceuticals Co. Ltd.	14,272	287,995
	Brave C&H Supply Co. Ltd.	6,000	14,150
	Bright Led Electronics Corp.	27,000	17,944
	Brightek Optoelectronic Co. Ltd.	16,000	21,572
	Brighton-Best International Taiwan, Inc.	106,000	115,416
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	46,214
	C Sun Manufacturing Ltd.	12,267	70,099
	Calitech Co. Ltd.	9,000	16,582
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	242,550
*	Cameo Communications, Inc.	32,537	10,568
	Capital Futures Corp.	26,812	43,093
	Capital Securities Corp.	29,000	23,009

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Castles Technology Co. Ltd.	20,430	$47,125
	Caswell, Inc.	8,000	21,815
	Cathay Chemical Works	14,000	20,441
	Cathay Financial Holding Co. Ltd.	1,014,188	2,104,736
	Cathay Real Estate Development Co. Ltd.	234,000	173,485
*	CCP Contact Probes Co. Ltd.	25,601	44,981
	Celxpert Energy Corp.	33,316	44,007
	Cenra, Inc.	38,000	41,954
#	Center Laboratories, Inc.	159,690	176,282
	Central Reinsurance Co. Ltd.	147,642	117,732
	Century Iron & Steel Industrial Co. Ltd.	64,000	318,374
#	Chailease Holding Co. Ltd.	304,463	1,017,690
*	ChainQui Construction Development Co. Ltd.	34,700	16,667
	Champion Microelectronic Corp.	4,100	9,759
	Chang Hwa Commercial Bank Ltd.	608,833	391,562
	Chang Wah Electromaterials, Inc.	86,000	126,284
	Chang Wah Technology Co. Ltd.	63,000	82,379
	Channel Well Technology Co. Ltd.	43,000	107,718
	Chant Sincere Co. Ltd.	15,000	19,521
	CHC Healthcare Group	45,000	63,011
	CHC Resources Corp.	13,000	29,691
	Chen Full International Co. Ltd.	29,000	37,615
	Chenbro Micom Co. Ltd.	12,000	358,581
*	Cheng Mei Materials Technology Corp.	141,065	62,763
	Cheng Shin Rubber Industry Co. Ltd.	111,000	115,072
#	Cheng Uei Precision Industry Co. Ltd.	93,000	148,687
		Shares	Value»
TAIWAN — (Continued)
	Chia Chang Co. Ltd.	42,000	$56,515
	Chia Hsin Cement Corp.	92,320	38,820
#	Chicony Electronics Co. Ltd.	179,185	755,648
	Chicony Power Technology Co. Ltd.	43,055	125,921
	Chien Kuo Construction Co. Ltd.	35,200	29,749
	Chien Shing Harbour Service Co. Ltd.	8,000	11,192
	China Bills Finance Corp.	222,000	120,176
	China Electric Manufacturing Corp.	63,900	26,236
#	China General Plastics Corp.	110,971	39,992
	China Glaze Co. Ltd.	40,000	23,876
*	China Man-Made Fiber Corp.	347,588	70,530
	China Metal Products	53,000	45,207
	China Motor Corp.	77,200	146,122
*	China Petrochemical Development Corp.	441,000	107,397
	China Steel Chemical Corp.	32,000	84,675
	China Steel Structure Co. Ltd.	4,000	5,347
	China Wire & Cable Co. Ltd.	21,000	26,021
	Ching Feng Home Fashions Co. Ltd.	36,495	23,439
*	Chip Hope Co. Ltd.	5,000	8,317
	Chlitina Holding Ltd.	17,513	56,875
	Chong Hong Construction Co. Ltd.	47,000	120,215
	Chroma ATE, Inc.	66,000	1,747,461
	Chun YU Works & Co. Ltd.	17,850	9,132
	Chun Yuan Steel Industry Co. Ltd.	155,000	96,349
*	Chung Hung Steel Corp.	257,000	123,358
	Chung Hwa Chemical Industrial Works Ltd.	21,000	23,956
	Chung Lien Co. Ltd.	9,000	10,882
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	923,401

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	$541,141
	Cleanaway Co. Ltd. (8422 TT)	15,000	117,804
	Clevo Co.	138,000	177,120
	Collins Co. Ltd.	24,000	10,631
	Compal Electronics, Inc.	1,261,000	1,347,444
	Complex Micro Interconnection Co. Ltd.	10,000	12,675
	Compucase Enterprise	19,000	61,432
	Continental Holdings Corp.	111,000	78,080
	Contrel Technology Co. Ltd.	38,000	48,541
	Coremax Corp.	22,265	46,387
#	Coretronic Corp.	99,000	280,715
	Co-Tech Development Corp.	25,000	189,823
#	Coxon Precise Industrial Co. Ltd.	18,000	7,539
	Creative Sensor, Inc.	15,300	26,464
*	CSBC Corp. Taiwan	96,000	60,905
	CTBC Financial Holding Co. Ltd.	2,261,000	3,070,624
	CTCI Advanced Systems, Inc.	2,000	11,382
#	CTCI Corp.	196,933	195,224
	CTI Traffic Industries Co. Ltd.	1,200	3,856
	CviLux Corp.	25,000	66,493
	Cyberlink Corp.	13,000	39,581
	CyberPower Systems, Inc.	16,800	130,233
*	CyberTAN Technology, Inc.	111,000	95,847
	Cystech Electronics Corp.	3,150	7,738
	DA CIN Construction Co. Ltd.	84,600	180,324
	Dafeng TV Ltd.	10,000	15,943
	Dah San Electric Wire & Cable Co. Ltd.	10,500	15,711
	Da-Li Development Co. Ltd.	90,059	144,210
	Darfon Electronics Corp.	51,000	59,584
	Darwin Precisions Corp.	78,300	28,435
	Daxin Materials Corp.	11,000	135,820
	De Licacy Industrial Co. Ltd.	79,696	28,185
		Shares	Value»
TAIWAN — (Continued)
	Delpha Construction Co. Ltd.	40,000	$38,458
	Delta Electronics, Inc.	106,000	3,409,370
	Depo Auto Parts Ind Co. Ltd.	19,000	84,170
	DFI, Inc.	7,000	15,498
	Dimerco Data System Corp.	12,450	49,375
	Dimerco Express Corp.	55,104	144,059
	D-Link Corp.	181,920	98,314
	Donpon Precision, Inc.	18,900	29,205
	Dr. Wu Skincare Co. Ltd.	6,000	23,504
	Draytek Corp.	13,000	11,527
	Drewloong Precision, Inc.	3,076	15,123
	Dyaco International, Inc.	32,226	23,815
	Dynamic Medical Technologies, Inc.	9,240	20,189
	Dynapack International Technology Corp.	37,000	367,400
	E Ink Holdings, Inc.	102,000	700,731
	E.Sun Financial Holding Co. Ltd.	982,519	949,060
	Eastech Holding Ltd.	7,000	24,718
	Eastern Media International Corp.	81,166	54,374
	Eclat Textile Co. Ltd.	26,000	345,553
	eCloudvalley Digital Technology Co. Ltd.	8,000	18,618
	Edimax Technology Co. Ltd.	46,000	29,476
	Edison Opto Corp.	30,619	17,775
*	Edom Technology Co. Ltd.	44,000	54,057
	eGalax_eMPIA Technology, Inc.	19,032	23,538
	Elan Microelectronics Corp.	85,100	341,782
	E-Lead Electronic Co. Ltd.	13,328	19,061
	E-LIFE MALL Corp.	20,000	43,079
	Elite Advanced Laser Corp.	21,600	190,671
	Elite Material Co. Ltd.	27,000	1,186,263
#	Elite Semiconductor Microelectronics Technology, Inc.	57,000	166,015
	Elitegroup Computer Systems Co. Ltd.	88,000	57,828
	eMemory Technology, Inc.	16,000	1,030,366

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	44,000	$29,479
	Ennoconn Corp.	43,464	411,897
	EOI Investment Holdings Co. Ltd.	15,000	9,198
	Eris Technology Corp.	4,844	25,627
	Eson Precision Ind Co. Ltd.	32,000	85,686
#	Eternal Materials Co. Ltd.	260,224	344,733
	Eurocharm Holdings Co. Ltd.	6,000	24,117
	Ever Supreme Bio Technology Co. Ltd.	8,139	42,707
	Evergreen Aviation Technologies Corp.	29,000	139,313
	Evergreen International Storage & Transport Corp.	58,000	107,913
	EVERGREEN Steel Corp.	49,000	169,186
	Everlight Chemical Industrial Corp.	140,000	85,008
	Everlight Electronics Co. Ltd.	108,000	205,379
	Evertop Wire Cable Corp.	33,000	36,371
	Excel Cell Electronic Co. Ltd.	15,000	10,020
	Excelsior Medical Co. Ltd.	23,826	65,759
	Far Eastern Department Stores Ltd.	142,000	99,821
	Far Eastern International Bank	373,879	153,590
	Far Eastern New Century Corp.	352,000	302,910
	Far EasTone Telecommunications Co. Ltd.	167,000	501,526
#	Faraday Technology Corp.	55,621	328,355
	Farglory F T Z Investment Holding Co. Ltd.	25,071	39,480
	Farglory Land Development Co. Ltd.	104,000	182,210
	Feedback Technology Corp.	12,960	45,379
	Feng Hsin Steel Co. Ltd.	60,000	123,417
		Shares	Value»
TAIWAN — (Continued)
	Feng TAY Enterprise Co. Ltd.	86,048	$340,591
	FineTek Co. Ltd.	4,161	15,503
	Firich Enterprises Co. Ltd.	35,000	27,069
#	First Copper Technology Co. Ltd.	34,000	46,199
	First Financial Holding Co. Ltd.	1,517,730	1,407,787
	First Hotel	33,000	13,895
	First Insurance Co. Ltd.	69,000	58,949
*	First Steamship Co. Ltd.	121,000	22,654
#	FIT Holding Co. Ltd.	46,000	55,364
	Fitipower Integrated Technology, Inc.	30,450	150,054
*	FLEXium Interconnect, Inc.	80,000	163,954
#	Flytech Technology Co. Ltd.	26,000	89,642
	FocalTech Systems Co. Ltd.	68,000	130,191
	Forcecon Tech Co. Ltd.	22,177	78,667
	Forest Water Environment Engineering Co. Ltd.	9,938	13,001
#	Formosa Chemicals & Fibre Corp.	291,000	275,357
	Formosa International Hotels Corp.	10,000	61,902
	Formosa Oilseed Processing Co. Ltd.	12,027	11,959
	Formosa Optical Technology Co. Ltd.	7,000	22,230
#	Formosa Plastics Corp.	149,000	184,126
	Formosan Rubber Group, Inc.	74,700	57,657
	Formosan Union Chemical Corp.	115,000	62,162
#	Fortune Electric Co. Ltd.	31,020	717,196
	Fositek Corp.	6,000	281,277
	Founding Construction & Development Co. Ltd.	75,000	36,320
	Foxconn Technology Co. Ltd.	148,000	342,109
	Foxsemicon Integrated Technology, Inc.	22,150	265,477

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Froch Enterprise Co. Ltd.	19,000	$8,577
	FSP Technology, Inc.	40,000	78,612
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	23,334
#	Fu Hua Innovation Co. Ltd.	145,473	92,587
	Fubon Financial Holding Co. Ltd.	944,670	2,795,813
	Fulgent Sun International Holding Co. Ltd.	32,868	102,290
	Fullerton Technology Co. Ltd.	26,000	19,870
	Fusheng Precision Co. Ltd.	16,000	125,844
	G Shank Enterprise Co. Ltd.	36,004	112,348
	Gallant Micro Machining Co. Ltd.	1,000	20,512
	Gamania Digital Entertainment Co. Ltd.	37,000	71,339
*	GCS Holdings, Inc.	20,000	117,925
	Gemtek Technology Corp.	109,000	92,537
*	General Interface Solution GIS Holding Ltd.	64,000	102,498
	General Plastic Industrial Co. Ltd.	24,000	21,893
	Generalplus Technology, Inc.	19,000	24,135
	Genesys Logic, Inc.	5,000	17,455
	Genius Electronic Optical Co. Ltd.	23,634	321,143
	Genmont Biotech, Inc.	13,000	7,843
	Genovate Biotechnology Co. Ltd.	22,062	14,290
	GeoVision, Inc.	21,360	32,037
	Getac Holdings Corp.	97,000	434,519
	GFC Ltd.	10,000	40,323
	Gigabyte Technology Co. Ltd.	140,000	1,269,147
*	Gigasolar Materials Corp.	9,265	20,398
*	Gigastorage Corp.	97,000	59,644
	Global Lighting Technologies, Inc.	21,000	28,470
	Global Unichip Corp.	25,000	1,235,998
		Shares	Value»
TAIWAN — (Continued)
	Globaltek Fabrication Co. Ltd.	9,000	$16,404
	Globe Union Industrial Corp.	61,138	20,447
	Gloria Material Technology Corp.	80,000	88,359
*	GlycoNex, Inc.	14,000	10,454
	GMI Technology, Inc.	28,829	36,417
	Golden Long Teng Development Co. Ltd.	20,000	17,884
	Goldsun Building Materials Co. Ltd.	216,000	253,948
	Good Will Instrument Co. Ltd.	27,000	49,975
	Gordon Auto Body Parts	22,000	22,653
	Gourmet Master Co. Ltd.	12,208	27,690
	Grand Fortune Securities Co. Ltd.	115,000	44,435
#*	Grand Pacific Petrochemical	191,145	64,009
	Grand Process Technology Corp.	4,000	187,971
	GrandTech CG Systems, Inc.	12,272	21,497
	Grape King Bio Ltd.	31,000	124,413
	Great China Metal Industry	55,000	35,947
#	Great Taipei Gas Co. Ltd.	149,000	145,348
	Great Tree Pharmacy Co. Ltd.	28,069	100,746
	Green World FinTech Service Co. Ltd.	20,000	38,707
	Group Up Industrial Co. Ltd.	4,000	36,102
	GTM Holdings Corp.	43,000	42,423
	Gudeng Precision Industrial Co. Ltd.	11,393	129,983
	Hanpin Electron Co. Ltd.	23,000	34,367
*	Harvatek Corp.	45,000	29,581
	Heran Co. Ltd.	14,400	29,809
	Hey Song Corp.	74,000	89,804
	Hi-Clearance, Inc.	8,592	38,430
	Highlight Tech Corp.	18,266	26,102
	Highwealth Construction Corp.	263,669	333,944
	Hi-Lai Foods Co. Ltd.	3,000	15,603
	HIM International Music, Inc.	10,000	30,400
	Hiroca Holdings Ltd.	23,000	15,929

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hitron Technology, Inc.	25,080	$19,755
	Hiwin Technologies Corp.	38,350	276,892
	Hiyes International Co. Ltd.	6,487	17,617
	Ho Tung Chemical Corp.	324,000	86,285
	Hocheng Corp.	66,420	38,600
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	23,135
	Holy Stone Enterprise Co. Ltd.	37,350	138,185
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	8,621,798
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	44,928
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	98,831
	Hong Pu Real Estate Development Co. Ltd.	73,000	61,894
	Hong TAI Electric Industrial	55,000	70,310
	Hotai Finance Co. Ltd.	73,080	146,262
	Hotai Motor Co. Ltd.	38,600	707,670
	Hsin Kuang Steel Co. Ltd.	34,000	43,845
	Hsin Yung Chien Co. Ltd.	11,620	34,010
#*	HTC Corp.	182,000	296,900
	HUA ENG Wire & Cable Co. Ltd.	90,000	96,319
	Hua Jung Components Co. Ltd.	38,000	23,409
	Hua Nan Financial Holdings Co. Ltd.	1,019,992	967,744
	Hua Yu Lien Development Co. Ltd.	16,918	34,186
	Huaku Development Co. Ltd.	116,025	392,468
	Huang Hsiang Construction Corp.	37,188	49,799
	Huikwang Corp.	18,000	14,382
	Hung Ching Development & Construction Co. Ltd.	47,000	41,654
		Shares	Value»
TAIWAN — (Continued)
	Hung Sheng Construction Ltd.	128,592	$89,075
	Huxen Corp.	10,000	15,738
	Hwacom Systems, Inc.	17,000	13,473
#	Hwang Chang General Contractor Co. Ltd.	28,416	63,880
	Ibase Technology, Inc.	10,000	15,893
	IBF Financial Holdings Co. Ltd.	40,000	19,807
	Ichia Technologies, Inc.	62,000	102,222
*	Ideal Bike Corp.	35,000	6,863
	IEI Integration Corp.	41,220	89,561
	Infortrend Technology, Inc.	56,000	41,630
	Innodisk Corp.	21,291	297,186
	Inpaq Technology Co. Ltd.	21,424	60,347
#	Insyde Software Corp.	16,800	123,894
	Intai Technology Corp.	6,000	19,484
	Integrated Service Technology, Inc.	1,805	6,464
	Interactive Digital Technologies, Inc.	5,000	12,026
#	International Games System Co. Ltd.	73,000	1,705,800
	Inventec Corp.	713,000	1,058,199
	Iron Force Industrial Co. Ltd.	12,296	37,931
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,653
	ITE Technology, Inc.	42,000	177,573
#	ITEQ Corp.	59,822	226,496
	Jarllytec Co. Ltd.	18,450	58,678
	Jean Co. Ltd.	50,819	42,092
	Jentech Precision Industrial Co. Ltd.	9,098	623,816
	Jetwell Computer Co. Ltd.	5,600	32,210
	Jih Lin Technology Co. Ltd.	16,000	27,901
	JMC Electronics Co. Ltd.	7,000	5,722
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,886
	Johnson Health Tech Co. Ltd.	21,000	108,750
#	JPC connectivity, Inc.	27,000	145,919
#	JSL Construction & Development Co. Ltd.	62,110	102,918

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaimei Electronic Corp.	15,120	$45,935
	Kaori Heat Treatment Co. Ltd.	11,000	221,614
	Kaulin Manufacturing Co. Ltd.	23,000	8,694
	Kedge Construction Co. Ltd.	10,666	30,465
	KEE TAI Properties Co. Ltd.	102,515	35,157
	Kerry TJ Logistics Co. Ltd.	47,000	51,376
	Keystone Microtech Corp.	4,000	54,981
	KGI Financial Holding Co. Ltd.	2,456,339	1,267,081
	KHGEARS International Ltd.	5,420	30,576
#	Kindom Development Co. Ltd.	156,090	168,793
	King Slide Works Co. Ltd.	5,000	663,309
*	King's Town Construction Co. Ltd.	27,000	36,583
	Kingstate Electronics Corp.	8,000	8,756
	Kinik Co.	10,000	101,534
*	Kinko Optical Co. Ltd.	35,163	52,324
	Kinpo Electronics	312,000	229,601
	Kinsus Interconnect Technology Corp.	49,000	216,260
	KMC Kuei Meng International, Inc.	16,250	47,545
	KNH Enterprise Co. Ltd.	45,000	24,777
	Ko Ja Cayman Co. Ltd.	9,606	11,374
	KS Terminals, Inc.	32,000	52,063
	Kung Long Batteries Industrial Co. Ltd.	12,000	47,372
*	Kung Sing Engineering Corp.	137,500	51,782
	Kuo Toong International Co. Ltd.	56,248	105,421
*	Kuo Yang Construction Co. Ltd.	57,549	35,241
	Kwong Lung Enterprise Co. Ltd.	24,000	37,307
	L&K Engineering Co. Ltd.	57,390	887,831
		Shares	Value»
TAIWAN — (Continued)
	La Kaffa International Co. Ltd.	6,000	$14,458
	Lanner Electronics, Inc.	25,143	65,722
	Largan Precision Co. Ltd. (3008 TT)	11,000	789,516
	Laser Tek Taiwan Co. Ltd.	23,350	39,224
	Laster Tech Co. Ltd.	29,579	19,972
*	Leader Electronics, Inc.	69,000	24,808
	LEE CHI Enterprises Co. Ltd.	63,000	24,144
	Lelon Electronics Corp.	23,832	84,080
	Lemtech Holdings Co. Ltd.	4,344	11,276
	Leo Systems, Inc.	12,000	13,866
*	Leofoo Development Co. Ltd.	23,000	12,595
	Lian HWA Food Corp.	21,815	78,559
	Lida Holdings Ltd.	10,000	6,919
	Lien Hwa Industrial Holdings Corp.	215,022	337,307
	Lite-On Technology Corp.	247,000	1,432,967
*	Long Bon International Co. Ltd.	21,000	10,037
	Long Da Construction & Development Corp.	91,000	84,371
*	Longchen Paper & Packaging Co. Ltd.	215,583	65,560
	Longwell Co.	23,000	139,907
	Lotes Co. Ltd.	19,097	851,453
	Lotus Pharmaceutical Co. Ltd.	39,000	374,139
	Lu Hai Holding Corp.	8,084	6,877
	Lumax International Corp. Ltd.	29,000	93,180
*	Lung Yen Life Service Corp.	46,000	77,756
	Macauto Industrial Co. Ltd.	17,000	32,875
	Macnica Galaxy, Inc.	8,000	22,820
	Macroblock, Inc.	10,000	19,095
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	13,297
	Makalot Industrial Co. Ltd.	57,263	499,615
#	Marketech International Corp.	25,000	198,830

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Materials Analysis Technology, Inc.	14,725	$97,002
*	Mechema Chemicals International Corp.	18,000	42,711
	MediaTek, Inc.	137,000	5,810,091
	Mega Financial Holding Co. Ltd.	425,203	559,012
	Meiloon Industrial Co.	42,600	32,501
	Mercuries & Associates Holding Ltd.	77,593	36,049
	Mercuries Data Systems Ltd.	13,000	10,783
*	Mercuries Life Insurance Co. Ltd.	959,879	225,678
	Merida Industry Co. Ltd.	43,000	139,355
#	Merry Electronics Co. Ltd.	61,218	203,400
	METAAGE Corp.	30,000	50,649
*	Metatech AP, Inc.	4,000	5,911
*	Microbio Co. Ltd.	76,649	54,817
#	Micro-Star International Co. Ltd.	197,000	698,347
	Mildef Crete, Inc.	10,000	34,800
	MIN AIK Technology Co. Ltd.	35,000	24,997
	Mitac Holdings Corp.	271,780	877,294
*	Mobiletron Electronics Co. Ltd.	18,000	17,572
	momo.com, Inc.	25,945	196,561
*	MOSA Industrial Corp.	25,244	13,883
	Motech Industries, Inc.	72,000	39,725
	MPI Corp.	15,000	1,017,073
	MSSCORPS Co. Ltd.	6,480	35,943
	Munsin Garment Corp.	9,000	14,104
	Nak Sealing Technologies Corp.	9,000	31,109
	Nan Pao Resins Chemical Co. Ltd.	23,000	274,043
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	15,167
	Nan Ya Plastics Corp.	243,000	326,981
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	15,152
	Nantex Industry Co. Ltd.	99,200	71,870
	National Aerospace Fasteners Corp.	6,000	20,948
	National Petroleum Co. Ltd.	22,000	41,004
	Netronix, Inc.	11,000	48,086
		Shares	Value»
TAIWAN — (Continued)
*	New Asia Construction & Development Corp.	34,000	$16,340
	New Best Wire Industrial Co. Ltd.	18,000	17,081
	Nichidenbo Corp.	48,000	140,590
	Nidec Chaun-Choung Technology Corp.	5,000	22,071
	Nien Hsing Textile Co. Ltd.	44,000	23,742
	Nien Made Enterprise Co. Ltd.	25,000	299,496
	Niko Semiconductor Co. Ltd.	22,040	40,437
	Nishoku Technology, Inc.	10,000	41,217
	Nova Technology Corp.	7,000	39,091
#	Novatek Microelectronics Corp.	111,000	1,414,266
	Nuvoton Technology Corp.	38,000	75,795
	O-Bank Co. Ltd.	259,507	76,352
	Ocean Plastics Co. Ltd.	70,000	81,898
	OK Biotech Co. Ltd.	43,928	20,132
	Orient Europharma Co. Ltd.	7,000	10,523
	Orient Semiconductor Electronics Ltd.	112,000	175,870
*	Oriental Union Chemical Corp.	112,000	43,492
	O-TA Precision Industry Co. Ltd.	12,000	28,957
	Pacific Construction Co.	73,000	22,610
	Pacific Hospital Supply Co. Ltd.	13,000	37,381
	Pan Asia Chemical Corp.	40,613	12,478
	Pan German Universal Motors Ltd.	5,000	47,173
	Pan Jit International, Inc.	83,900	229,037
#	Pan-International Industrial Corp.	83,000	150,775
	Panion & BF Biotech, Inc.	16,563	35,651
	Parade Technologies Ltd.	17,000	374,548
	Parpro Corp.	18,000	30,751
*	PChome Online, Inc.	42,983	48,631

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	PCL Technologies, Inc.	8,297	$32,108
	P-Duke Technology Co. Ltd.	11,579	38,371
	Pegatron Corp.	452,000	1,087,416
	Pegavision Corp.	6,000	66,367
	PharmaEngine, Inc.	14,000	32,344
	PharmaEssentia Corp.	21,865	353,250
#*	Phihong Technology Co. Ltd.	97,000	95,900
	Phison Electronics Corp.	52,000	1,792,764
*	Phytohealth Corp.	53,000	23,996
	Pixart Imaging, Inc.	31,000	232,703
	Planet Technology Corp.	17,000	73,084
	Polytronics Technology Corp.	22,423	33,420
	Posiflex Technology, Inc.	8,000	56,050
	Pou Chen Corp.	278,000	264,515
	Power Wind Health Industry, Inc.	7,000	37,262
	Powertech Technology, Inc.	217,000	1,212,195
	Poya International Co. Ltd.	8,540	126,210
	President Chain Store Corp.	88,000	681,470
	Primax Electronics Ltd.	99,000	266,380
	Prince Housing & Development Corp.	286,000	82,881
*	Princeton Technology Corp.	12,000	5,562
	Pro Hawk Corp.	5,000	24,384
	Promate Electronic Co. Ltd.	44,399	68,395
	PSS Co. Ltd.	7,000	34,409
	Qisda Corp.	323,080	324,639
	QST International Corp.	15,571	21,484
#	Qualipoly Chemical Corp.	32,000	187,853
	Quang Viet Enterprise Co. Ltd.	17,168	43,083
	Quanta Computer, Inc.	200,000	1,939,646
#	Quanta Storage, Inc.	52,000	179,149
*	Quintain Steel Co. Ltd.	41,000	11,613
	Radiant Opto-Electronics Corp.	103,000	441,215
	Radium Life Tech Co. Ltd.	130,011	46,435
		Shares	Value»
TAIWAN — (Continued)
	Rafael Microelectronics, Inc.	1,607	$5,803
	Raydium Semiconductor Corp.	15,000	118,538
*	RDC Semiconductor Co. Ltd.	3,000	13,933
	Realtek Semiconductor Corp.	63,000	1,052,015
	ReaLy Development&Construction Corp.	11,000	10,706
	Rechi Precision Co. Ltd.	86,000	64,485
	Rexon Industrial Corp. Ltd.	39,000	34,931
	Rich Development Co. Ltd.	235,870	64,949
	Richmond International Travel & Tours Co. Ltd.	5,200	14,950
*	Right WAY Industrial Co. Ltd.	22,000	8,829
	RiTdisplay Corp.	12,247	13,148
*	Ritek Corp.	176,099	56,951
	Rodex Fasteners Corp.	12,000	10,997
	Ruentex Development Co. Ltd.	290,000	280,899
	Ruentex Engineering & Construction Co.	29,059	158,064
	Ruentex Industries Ltd.	143,784	250,838
	Run Long Construction Co. Ltd.	104,000	128,380
	Sakura Development Co. Ltd.	89,820	140,305
	Sampo Corp.	77,800	62,212
	San Fang Chemical Industry Co. Ltd.	65,000	65,297
	San Fu Chemical Co. Ltd.	3,000	10,567
	San Shing Fastech Corp.	22,000	36,757
	Sanyang Motor Co. Ltd.	121,000	237,421
	Savior Lifetec Corp.	45,000	25,002
	Scientech Corp.	10,000	115,257
	ScinoPharm Taiwan Ltd.	25,000	14,233
	SciVision Biotech, Inc.	6,000	17,487
	SDI Corp.	19,000	52,567

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sea & Land Integrated Corp.	22,100	$13,477
	Sea Sonic Electronics Co. Ltd.	8,000	17,893
	Securitag Assembly Group Co. Ltd.	4,000	13,761
	Senao International Co. Ltd.	33,000	31,126
	Senao Networks, Inc.	8,141	40,162
	Sensortek Technology Corp.	7,000	43,212
	Sercomm Corp.	70,000	224,341
	Sesoda Corp.	56,680	55,594
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,092,737
	Sharehope Medicine Co. Ltd.	42,425	33,513
	Sheh Fung Screws Co. Ltd.	6,000	5,714
	Sheng Yu Steel Co. Ltd.	41,000	28,232
#	ShenMao Technology, Inc.	30,000	98,550
	Shieh Yih Machinery Industry Co. Ltd.	20,000	13,890
	Shih Her Technologies, Inc.	7,513	42,209
#	Shihlin Electric & Engineering Corp.	52,000	336,101
	Shin Hsiung Natural Gas Co. Ltd.	14,185	18,735
	Shin Ruenn Development Co. Ltd.	20,606	39,011
	Shin Shin Natural Gas Co.	7,000	8,990
	Shin Zu Shing Co. Ltd.	42,459	289,873
*	Shining Building Business Co. Ltd.	102,206	30,074
	Shinkong Insurance Co. Ltd.	85,000	310,748
#	Shinkong Synthetic Fibers Corp.	339,000	146,936
	Shiny Brands Group Co. Ltd.	3,300	11,140
	Shiny Chemical Industrial Co. Ltd.	32,997	156,205
*	Shun On Electronic Co. Ltd.	13,000	10,904
*	Shuttle, Inc.	106,000	63,756
	Sigurd Microelectronics Corp.	126,438	427,772
		Shares	Value»
TAIWAN — (Continued)
	Silergy Corp.	54,000	$388,519
#	Silicon Integrated Systems Corp.	54,000	96,798
	Silicon Power Computer & Communications, Inc.	21,000	26,335
	Simplo Technology Co. Ltd.	54,000	614,699
	Sinbon Electronics Co. Ltd.	50,000	342,688
	Sinmag Equipment Corp.	11,000	48,096
	Sinon Corp.	130,000	180,327
	SinoPac Financial Holdings Co. Ltd.	1,263,006	1,051,317
	Sinopower Semiconductor, Inc.	5,500	19,203
	Sinphar Pharmaceutical Co. Ltd.	26,082	27,288
	Sinyi Realty, Inc.	81,965	60,362
	Sirtec International Co. Ltd.	25,200	20,634
	Sitronix Technology Corp.	37,000	240,406
	Soft-World International Corp.	16,000	53,008
	Solar Applied Materials Technology Corp.	151,711	291,589
	Solteam, Inc.	20,264	31,761
*	Solytech Enterprise Corp.	27,000	8,006
	Song Shang Electronics Co. Ltd.	17,000	11,845
	Sonix Technology Co. Ltd.	35,000	39,931
	Southeast Cement Co. Ltd.	17,000	9,164
	Speed Tech Corp.	20,000	30,644
	Sporton International, Inc.	33,402	194,224
	Sports Gear Co. Ltd.	11,000	40,081
	St. Shine Optical Co. Ltd.	12,000	50,926
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	36,064
	Standard Foods Corp.	107,000	109,184
	Stark Technology, Inc.	27,000	140,088
*	Starlux Airlines Co. Ltd.	27,000	21,056

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co. Ltd.	68,477	$34,898
	Sunflex Tech Co. Ltd.	24,392	16,969
	Sunfun Info Co. Ltd.	60,450	64,303
	Sunjuice Holdings Co. Ltd.	3,153	14,970
*	Sunko INK Co. Ltd.	64,750	24,979
	SunMax Biotechnology Co. Ltd.	6,000	76,067
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	229,406
	Sunplus Innovation Technology, Inc.	6,160	27,072
*	Sunplus Technology Co. Ltd.	118,000	82,324
	Sunrex Technology Corp.	28,000	37,829
	Sunspring Metal Corp.	27,540	19,691
	Superalloy Industrial Co. Ltd.	13,000	20,059
	Superior Plating Technology Co. Ltd.	6,000	8,574
#	Supreme Electronics Co. Ltd.	215,025	460,659
#	Swancor Holding Co. Ltd.	26,000	105,205
	Sweeten Real Estate Development Co. Ltd.	50,248	46,073
	Symtek Automation Asia Co. Ltd.	6,482	32,934
	Syngen Biotech Co. Ltd.	4,000	17,574
	Synmosa Biopharma Corp.	65,877	71,833
#	Synnex Technology International Corp.	413,000	761,396
	Syscom Computer Engineering Co.	7,000	13,006
	Systex Corp.	50,000	210,131
	T3EX Global Holdings Corp.	29,000	65,739
	TA Chen Stainless Pipe	535,454	638,251
	Ta Ya Electric Wire & Cable	110,443	150,367
	Tah Hsin Industrial Corp.	12,870	26,815
	TA-I Technology Co. Ltd.	26,750	54,300
		Shares	Value»
TAIWAN — (Continued)
#	Tai Tung Communication Co. Ltd.	53,385	$39,454
	Taichung Commercial Bank Co. Ltd.	886,212	616,094
	TaiDoc Technology Corp.	19,000	75,902
#	Taiflex Scientific Co. Ltd.	53,838	118,762
	Taimide Tech, Inc.	14,000	27,412
	Tainan Enterprises Co. Ltd.	33,000	29,132
*	Tainergy Tech Co. Ltd.	25,000	11,958
	Tai-Saw Technology Co. Ltd.	29,000	23,270
	TaiSol Electronics Co. Ltd.	22,000	37,772
	Taita Chemical Co. Ltd.	83,945	29,978
	Taiwan Business Bank	1,270,345	632,768
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	35,482
	Taiwan Cooperative Financial Holding Co. Ltd.	563,164	435,239
	Taiwan Environment Scientific Co. Ltd.	18,000	11,148
	Taiwan Fertilizer Co. Ltd.	80,000	125,056
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	86,660
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	60,111
#*	Taiwan Glass Industry Corp.	159,000	144,263
	Taiwan High Speed Rail Corp.	260,000	231,097
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	310,153
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	62,236
††	Taiwan Land Development Corp.	134,000	2,190
*	Taiwan Mask Corp.	46,000	57,341
	Taiwan Mobile Co. Ltd.	199,000	708,212
	Taiwan Sakura Corp.	29,000	80,310
	Taiwan Sanyo Electric Co. Ltd.	25,000	28,722

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Secom Co. Ltd.	93,000	$326,301
	Taiwan Semiconductor Co. Ltd.	48,000	85,516
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	60,256,144
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	25,114,145
	Taiwan Shin Kong Security Co. Ltd.	76,500	101,271
*	Taiwan Styrene Monomer	164,000	44,929
	Taiwan Surface Mounting Technology Corp.	67,000	238,845
	Taiwan Taxi Co. Ltd.	6,615	28,376
*	Taiwan TEA Corp.	162,000	73,152
#	Taiwan Union Technology Corp.	63,000	785,517
#	Tatung Co. Ltd.	333,450	390,841
*	TBI Motion Technology Co. Ltd.	11,000	13,806
	TCI Co. Ltd.	25,877	95,515
	Te Chang Construction Co. Ltd.	12,000	24,135
#	Teco Electric & Machinery Co. Ltd.	304,000	1,144,112
	Tehmag Foods Corp.	6,400	61,123
	Test Research, Inc.	36,000	182,406
	Test Rite International Co. Ltd.	53,000	34,996
*	Thermaltake Technology Co. Ltd.	15,000	15,443
	Thye Ming Industrial Co. Ltd.	36,000	63,357
	Tofu Restaurant Co. Ltd.	1,120	7,280
	Ton Yi Industrial Corp.	297,000	173,340
	Tong Hsing Electronic Industries Ltd.	51,857	210,658
	Tong Yang Industry Co. Ltd.	61,000	191,382
	Tong-Tai Machine & Tool Co. Ltd.	60,000	63,071
	Top Union Electronics Corp.	22,759	22,183
	Topco Scientific Co. Ltd.	55,040	609,861
	Topco Technologies Corp.	18,000	36,299
		Shares	Value»
TAIWAN — (Continued)
	Topkey Corp.	14,000	$84,685
#	Topoint Technology Co. Ltd.	35,000	133,870
	TPK Holding Co. Ltd.	89,000	104,925
	Trade-Van Information Services Co.	16,000	49,977
	Transcend Information, Inc.	59,000	252,683
	Transcom, Inc.	15,224	66,990
	Trusval Technology Co. Ltd.	2,100	17,599
	TS Financial Holding Co. Ltd (2887 TT)	3,728,281	2,264,952
*	TS Financial Holding Co. Ltd (28871 TT)	609,460	182,810
	Tsann Kuen Enterprise Co. Ltd.	13,331	10,620
	TSC Auto ID Technology Co. Ltd.	9,128	57,952
	TSRC Corp.	104,000	50,631
	Ttet Union Corp.	6,000	28,199
	TTFB Co. Ltd.	3,662	21,778
	TTY Biopharm Co. Ltd.	42,000	108,569
*	Tul Corp.	12,000	29,668
	Tung Ho Steel Enterprise Corp.	114,270	233,116
	Tung Thih Electronic Co. Ltd.	10,296	24,442
	TURVO International Co. Ltd.	9,000	58,659
	TYC Brother Industrial Co. Ltd.	39,000	60,648
*	Tycoons Group Enterprise	72,388	18,510
#	TZE Shin International Co. Ltd.	29,000	14,225
	Ubright Optronics Corp.	10,000	20,564
	UDE Corp.	21,000	72,033
	Ultra Chip, Inc.	15,000	22,144
	U-MEDIA Communications, Inc.	13,000	17,385
	Unic Technology Corp.	41,000	30,875
	Unictron Technologies Corp.	5,000	9,039
#	Union Bank of Taiwan	379,358	228,586
	Union Insurance Co. Ltd.	25,000	21,798
	Uni-President Enterprises Corp.	1,206,000	3,081,233
	Unitech Computer Co. Ltd.	29,000	39,169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Alloy-Tech Co.	11,000	$19,267
	United Integrated Services Co. Ltd.	71,000	1,976,267
	United Orthopedic Corp.	15,000	60,640
	United Radiant Technology	28,000	19,315
*	United Renewable Energy Co. Ltd.	377,571	83,777
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	22,055
	Universal Cement Corp.	114,220	114,946
	Universal Microwave Technology, Inc.	3,000	42,766
	Universal Vision Biotechnology Co. Ltd.	23,257	108,090
#	UPC Technology Corp.	327,169	107,627
	Userjoy Technology Co. Ltd.	14,855	37,310
	USI Corp.	232,320	78,037
	Utechzone Co. Ltd.	15,000	42,264
	UVAT Technology Co. Ltd.	8,000	15,446
	Value Valves Co. Ltd.	5,383	14,658
	Ve Wong Corp.	23,000	29,534
	Ventec International Group Co. Ltd.	18,000	52,325
	Via Technologies, Inc.	25,000	42,545
	Viking Tech Corp.	14,000	19,035
	Visco Vision, Inc.	8,000	51,626
	VisEra Technologies Co. Ltd.	21,000	174,833
	Visual Photonics Epitaxy Co. Ltd.	30,000	134,212
	Vivotek, Inc.	8,000	21,289
	Vizionfocus, Inc.	6,000	35,010
#	Voltronic Power Technology Corp.	19,915	780,186
	Waffer Technology Corp.	19,276	44,183
	Wah Hong Industrial Corp.	13,000	14,187
	Wah Lee Industrial Corp.	66,780	195,566
#	Walsin Lihwa Corp.	621,871	602,346
#	Walsin Technology Corp.	44,000	176,548
	WEI Chih Steel Industrial Co. Ltd.	27,000	14,038
		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	169,945	$162,059
	Well Shin Technology Co. Ltd.	16,000	27,317
	Welldone Co.	13,000	21,220
	WELLELL, Inc.	17,000	11,844
	Wholetech System Hitech Ltd.	18,000	70,689
*	Winbond Electronics Corp.	745,162	1,303,249
	Winmate, Inc.	7,000	37,407
	WinWay Technology Co. Ltd.	3,000	254,591
	Wisdom Marine Lines Co. Ltd.	123,102	252,203
	Wistron Corp.	463,436	2,245,959
	WITS Corp.	10,659	42,896
	Wiwynn Corp.	20,000	2,820,391
	WNC Corp.	96,372	391,060
	Wonderful Hi-Tech Co. Ltd.	17,954	26,649
	Wowprime Corp.	13,194	92,397
	WPG Holdings Ltd.	610,400	1,193,804
	WT Microelectronics Co. Ltd.	186,432	864,305
	XAC Automation Corp.	24,000	23,383
	Xxentria Technology Materials Corp.	29,975	33,647
	Ya Horng Electronic Co. Ltd.	8,000	14,682
	Yageo Corp.	215,840	1,737,266
	Yang Ming Marine Transport Corp.	16,000	29,851
	Yankey Engineering Co. Ltd.	13,257	197,726
	YCC Parts Manufacturing Co. Ltd.	13,000	18,202
	Yea Shin International Development Co. Ltd.	90,217	72,543
	Yen Sun Technology Corp.	9,000	13,487
*	Yeong Guan Energy Technology Group Co. Ltd.	9,000	5,821
	YFC-Boneagle Electric Co. Ltd.	30,236	20,533
	YFY, Inc.	209,000	172,356
	Yi Jinn Industrial Co. Ltd.	65,100	34,496
*	Yieh Phui Enterprise Co. Ltd.	440,479	210,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yonyu Plastics Co. Ltd.	23,000	$14,697
	Young Fast Optoelectronics Co. Ltd.	17,000	30,115
	Youngtek Electronics Corp.	28,000	53,513
	Yuanta Financial Holding Co. Ltd.	1,402,166	1,569,928
	Yuanta Futures Co. Ltd.	5,413	15,839
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	14,981
	Yulon Finance Corp.	90,394	282,290
	Yulon Motor Co. Ltd.	239,990	255,883
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,741
#	Yungshin Construction & Development Co. Ltd.	31,000	76,967
	YungShin Global Holding Corp.	46,000	84,217
	Yusin Holding Corp.	4,428	9,932
	Zeng Hsing Industrial Co. Ltd.	9,669	28,972
	Zenitron Corp.	64,000	71,826
	Zero One Technology Co. Ltd.	30,633	113,736
#	Zhen Ding Technology Holding Ltd.	117,800	622,045
	ZillTek Technology Corp.	6,000	39,342
*	Zinwell Corp.	72,000	33,039
	Zippy Technology Corp.	30,000	50,440
	Zyxel Group Corp.	97,909	111,432
TOTAL TAIWAN			260,874,231
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	33,100	12,591
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	12,971
	Advanced Info Service PCL	10,200	95,265
	Advanced Information Technology PCL, Class F	258,500	38,533
	AEON Thana Sinsap Thailand PCL	24,600	80,263
		Shares	Value»
THAILAND — (Continued)
	After You PCL	38,600	$5,945
	Airports of Thailand PCL	134,300	171,327
	Amata Corp. PCL	111,300	49,566
#	AP Thailand PCL	916,500	245,175
	Asia Plus Group Holdings PCL	545,200	37,431
	Asian Insulators PCL	77,325	7,892
	Asian Sea Corp. PCL	134,700	30,410
	Bangchak Sriracha PCL	200,200	27,614
	Bangkok Bank PCL (BBLF TB)	67,400	333,509
#	Bangkok Chain Hospital PCL	191,800	67,028
	Bangkok Commercial Asset Management PCL	361,100	75,380
	Bangkok Dusit Medical Services PCL, Class F	880,000	514,365
#	Bangkok Expressway & Metro PCL	607,500	96,757
	Bangkok Land PCL	2,786,800	43,093
	Bangkok Life Assurance PCL, NVDR	50,800	28,279
	BCPG PCL	317,700	81,058
#	BEC World PCL	319,801	19,286
	BKI Holdings PCL	7,000	66,244
	Brooker Group PCL	1,127,200	11,155
*	BTS Group Holdings PCL	687,600	62,519
	Bumrungrad Hospital PCL	71,400	379,799
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	256,162
	Central Retail Corp. PCL	129,450	82,070
	CH Karnchang PCL	232,000	109,776
#	Chularat Hospital PCL	1,203,400	58,430
	Com7 PCL	281,500	217,643
	Cotto F	248,200	1,458
	CP ALL PCL	313,200	445,561
#	CP Axtra PCL	109,563	66,412
	Delta Electronics Thailand PCL	296,600	1,990,481
	Dhipaya Group Holdings PCL	130,400	87,915
	Diamond Building Products PCL	101,400	16,464
	Dohome PCL	11,714	1,413

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Don Muang Tollway PCL	34,300	$10,926
	Eastern Polymer Group PCL	222,600	19,276
	Eastern Water Resources Development & Management PCL, Class F	200,000	15,587
#*	Energy Absolute PCL	834,400	78,963
	Exotic Food PCL	52,700	24,773
*	Forth Corp. PCL	77,600	16,559
	Fortune Parts Industry PCL	205,700	9,733
	Frasers Property Thailand PCL	144,800	28,660
#	Gunkul Engineering PCL	1,265,500	80,623
	Haad Thip PCL	64,600	30,167
	Hana Microelectronics PCL	173,600	124,556
	Heng Leasing & Capital PCL	507,200	15,843
	Home Product Center PCL	807,600	163,593
	Ichitan Group PCL	152,500	58,010
	Index Livingmall PCL	55,400	24,500
#	Indorama Ventures PCL	77,100	45,542
	Interlink Communication PCL	112,600	16,436
	IRPC PCL	2,669,900	94,955
	IT City PCL	44,800	4,849
*	Italian-Thai Development PCL	771,800	7,877
#*	Jasmine Technology Solution PCL	43,600	34,384
	Jaymart Group Holdings PCL	127,700	30,804
	JMT Network Services PCL	128,200	38,656
	Kang Yong Electric PCL	1,200	10,503
	Karmarts PCL	261,916	66,421
	Kasikornbank PCL (KBANKF TB)	23,300	134,388
	KCE Electronics PCL	79,000	62,301
	Kiatnakin Phatra Bank PCL	35,800	72,796
	Krung Thai Bank PCL	170,100	143,350
	Krungthai Card PCL	169,100	149,044
		Shares	Value»
THAILAND — (Continued)
	Ladprao General Hospital PCL, Class F	40,000	$4,552
	Lalin Property PCL	148,400	22,947
	Land & Houses PCL (LHF TB)	1,656,000	199,734
	LH Financial Group PCL	1,964,400	47,386
	Loxley PCL	724,500	33,833
	LPN Development PCL	282,400	14,323
	Major Cineplex Group PCL	152,100	33,398
	MBK PCL	193,335	98,656
	MC Group PCL	106,000	36,716
	Mega Lifesciences PCL	135,000	123,164
	Minor International PCL	263,800	187,642
	MK Restaurants Group PCL	38,600	39,095
*	Mono Next PCL	387,700	14,268
	Namyong Terminal PCL	215,400	18,919
	Netbay PCL	24,000	15,216
	Noble Development PCL	258,300	17,095
	Northeast Rubber PCL	216,700	27,879
	Polyplex Thailand PCL	117,900	34,457
	Praram 9 Hospital PCL	55,400	37,179
#	Precious Shipping PCL	204,400	42,353
	Premier Marketing PCL	111,900	39,451
	Prima Marine PCL	118,400	23,618
*	Property Perfect PCL	3,068,310	6,642
	Pruksa Holding PCL	260,300	29,946
*	PSG Corp. PCL	205,651	19,843
	PTG Energy PCL	345,100	85,381
	PTT Global Chemical PCL	139,900	109,246
	PTT Oil & Retail Business PCL	266,000	120,928
	Quality Houses PCL	2,306,100	94,141
	Rajthanee Hospital PCL	31,400	12,527
	Ramkhamhaeng Hospital PCL	16,400	9,434
	Ratchaphruek Hospital PCL	60,100	9,182
	Ratchthani Leasing PCL	669,390	33,123

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	S Hotels & Resorts PCL	347,400	$16,438
	Sahamitr Pressure Container PCL	71,900	19,679
	Saha-Union PCL	41,400	36,490
	Samart Corp. PCL	156,200	28,984
	Sansiri PCL	5,141,200	222,597
	Sappe PCL	18,300	20,516
	SC Asset Corp. PCL	553,900	29,121
	SCG Packaging PCL	70,900	39,907
	SEAFCO PCL	250,019	17,475
	Siam Wellness Group PCL	78,100	7,053
	Siamgas & Petrochemicals PCL	263,500	52,154
	Sikarin PCL, Class F	132,000	31,638
*	Singer Thailand PCL	155,600	27,910
#	Singha Estate PCL	706,700	12,021
	SISB PCL	21,300	7,773
	Somboon Advance Technology PCL	40,500	16,408
	SPCG PCL	165,600	42,507
	Sri Trang Agro-Industry PCL	168,700	62,085
	Srinanaporn Marketing PCL	61,800	15,003
	Srisawad Corp. PCL	104,343	91,161
	Srithai Superware PCL	359,200	11,664
	Srivichai Vejvivat PCL	64,300	16,207
	Star Petroleum Refining PCL	474,800	70,482
*	Stecon Group PCL	267,400	67,811
*	STP & I PCL	248,700	27,843
	Supalai PCL	364,000	192,497
*	Super Energy Corp. PCL	6,177,300	24,835
	Susco PCL	321,100	23,634
	SVI PCL	98,100	18,810
	Syntec Construction PCL	213,300	11,610
	TAC Consumer PCL	87,200	12,944
#	Taokaenoi Food & Marketing PCL, Class F	110,400	16,662
	Thai Coconut PCL	54,400	12,029
	Thai Life Insurance PCL	48,700	15,513
	Thai Nakarin Hospital PCL	18,000	18,231
	Thai Oil PCL	300,865	332,640
	Thai President Foods PCL	7,500	45,230
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	$27,527
	Thai Union Group PCL	459,500	186,159
	Thai Vegetable Oil PCL	29,410	22,011
	Thai Wah PCL	70,400	5,487
*	Thaicom PCL	155,500	45,926
	Thaitheparos PCL	13,400	15,748
	Thanachart Capital PCL	61,800	97,473
*	Thonburi Healthcare Group PCL	86,660	21,575
	Tipco Asphalt PCL (TASCO/F TB)	156,536	67,291
	TIPCO Foods PCL	79,100	19,081
	TKS Technologies PCL	86,680	15,012
	TMBThanachart Bank PCL	1,694,940	96,974
	TOA Paint Thailand PCL	169,100	67,462
	TTW PCL	174,740	48,907
	Union Auction PCL	46,200	8,144
	Unique Engineering & Construction PCL	257,300	22,917
	United Paper PCL	55,100	13,121
	Vanachai Group PCL	99,600	6,160
	VGI PCL	771,680	29,831
	WHA Corp. PCL	1,434,100	144,585
#	WHA Utilities & Power PCL	263,200	33,210
*	Xspring Capital PCL	1,587,200	23,561
TOTAL THAILAND			11,917,313
TURKEY — (0.6%)
*	Adese Alisveris Merkezleri Ticaret AS	1,611,515	139,687
	Agesa Hayat ve Emeklilik AS	9,841	49,107
	Akbank TAS	296,476	428,077
*	Aksigorta AS	147,479	24,501
	Albaraka Turk Katilim Bankasi AS	145,198	28,362
*	Alkim Alkali Kimya AS	77,919	35,923
	Anadolu Anonim Turk Sigorta Sirketi	319,200	175,876
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	280,710	96,904
	Anadolu Hayat Emeklilik AS	16,478	40,418

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	$17,310
#*	Arcelik AS	11,491	30,188
*	ARD Grup Bilisim Teknolojileri AS	25,944	17,926
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	394,740
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	49,697
*	Aydem Yenilenebilir Enerji AS	56,344	25,437
	Aygaz AS	16,157	75,839
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	62,255	20,765
	BIM Birlesik Magazalar AS	31,961	409,293
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	67,154
	Borusan Yatirim ve Pazarlama AS	701	40,756
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	10,849
	Celebi Hava Servisi AS	558	20,668
	Coca-Cola Icecek AS	82,181	100,460
	Dogus Otomotiv Servis ve Ticaret AS	43,112	184,815
	EGE Endustri VE Ticaret AS	112	21,765
Ω	Enerjisa Enerji AS	30,234	59,271
	Enka Insaat ve Sanayi AS	38,495	71,015
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,046	9,460
	Escar Turizm Tasimacilik Ticaret AS	23,987	11,889
#	Ford Otomotiv Sanayi AS	46,053	108,584
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	16,593	75,463
*	GSD Holding AS	354,746	40,933
#*	Gubre Fabrikalari TAS	5,801	43,629
		Shares	Value»
TURKEY — (Continued)
*	Hitit Bilgisayar Hizmetleri AS	13,959	$15,909
*	Ihlas Holding AS	242,643	18,377
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	49,843
*	Info Yatirim AS	48,126	6,020
*	Is Finansal Kiralama AS	88,983	40,725
	Is Yatirim Menkul Degerler AS	180,616	188,704
	Jantsa Jant Sanayi Ve Ticaret AS	35,252	17,808
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	43,063
	Kervan Gida Sanayi Ve Ticaret AS	203,913	12,461
	Kiler Holding AS	21,004	67,930
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	26,394
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	30,926
	LDR Turizm AS	64,812	98,257
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	85,440
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	8,478
*	Margun Enerji Uretim Sanayi VE Ticaret AS	180,575	127,040
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,079	123,602
#*	MIA Teknoloji AS	41,307	36,568
#	Migros Ticaret AS	5,530	59,564
*Ω	MLP Saglik Hizmetleri AS	20,015	159,940
*	NET Holding AS	18,659	22,087
*	Orge Enerji Elektrik Taahhut AS	8,955	14,705
*	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	37,310
*	Oyak Yatirim Menkul Degerler AS	14,467	18,656
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	8,179

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Peker Gayrimenkul Yatirim Ortakligi AS	144,073	$41,097
	Penta Teknoloji Urunleri Dagitim Ticaret AS	22,558	8,253
#*	Petkim Petrokimya Holding AS	158,133	64,486
*	Politeknik Metal Sanayi ve Ticaret AS	17	3,468
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	26,983
*	Sasa Polyester Sanayi AS	436,283	31,833
	Sekerbank Turk AS	266,815	50,764
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	83,431
	Sok Marketler Ticaret AS	49,406	51,927
*	TAV Havalimanlari Holding AS	26,955	169,419
*	Tekfen Holding AS	6,534	13,077
#	Tofas Turk Otomobil Fabrikasi AS	26,012	163,113
*	Tukas Gida Sanayi ve Ticaret AS	548,496	37,299
*	Tumosan Motor ve Traktor Sanayi AS	7,242	18,856
#*	Turk Altin Isletmeleri AS	66,468	42,392
	Turk Traktor ve Ziraat Makineleri AS	6,206	80,723
	Turkcell Iletisim Hizmetleri AS	153,339	363,053
#	Turkiye Garanti Bankasi AS	88,092	281,358
	Turkiye Is Bankasi AS, Class C	763,155	229,064
	Turkiye Petrol Rafinerileri AS	100,965	473,934
	Turkiye Sigorta AS	259,056	76,049
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	196,020
#*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	312,991
#	Ulker Biskuvi Sanayi AS	40,157	103,033
*	Usak Seramik Sanayii AS	280,035	23,124
*	Vakif Finansal Kiralama AS	814,877	38,046
		Shares	Value»
TURKEY — (Continued)
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	$19,443
#*	Vestel Elektronik Sanayi ve Ticaret AS	21,425	16,964
*	Yapi ve Kredi Bankasi AS	510,597	407,327
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	20,970
*	YEO Teknoloji Enerji VE Endustri AS	24,908	20,312
*	Zorlu Enerji Elektrik Uretim AS	191,669	15,255
TOTAL TURKEY			7,728,811
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	456,195	1,789,789
	Abu Dhabi Islamic Bank PJSC	256,717	1,475,128
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	809,406
*	Abu Dhabi Ports Co. PJSC	161,821	202,033
	Abu Dhabi Ship Building Co. PJSC	25,197	49,354
	ADNOC Drilling Co. PJSC	489,986	744,410
	Agility Global PLC	757,917	224,849
	Agthia Group PJSC	84,403	88,892
	Ajman Bank PJSC	223,593	88,881
*	AL Seer Marine Supplies & Equipment Co. LLC	42,858	34,667
	Aldar Properties PJSC	145,167	355,676
	Alpha Dhabi Holding PJSC	60,790	165,701
	Amanat Holdings PJSC	179,192	56,084
*	Amlak Finance PJSC	281,015	132,384
*	Bank of Sharjah	153,119	53,805
	Burjeel Holdings PLC	203,403	77,560
	Deyaar Development PJSC	434,668	122,067
	Dubai Financial Market PJSC	325,880	136,764
	Dubai Investments PJSC	493,562	446,316
	Dubai Islamic Bank PJSC	909,759	2,353,379

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Development PJSC	227,825	$925,439
	Emaar Properties PJSC	434,020	1,679,503
	Emirates Driving Co.	73,716	63,617
	Emirates Integrated Telecommunications Co. PJSC	279,489	718,718
	Emirates NBD Bank PJSC	354,130	2,709,760
*	Emirates Reem Investments PJSC	13,190	10,263
	First Abu Dhabi Bank PJSC	328,767	1,560,659
*	Ghitha Holding PJSC	6,712	42,863
*	Gulf Pharmaceutical Industries PSC	97,181	32,497
*	International Holding Co. PJSC	5,838	635,839
*	Manazel PJSC	301,353	24,603
*	Modon Holding PSC	529,941	526,520
*	Multiply Group PJSC	1,201,780	976,478
*	National Corp. for Tourism & Hotels	8,298	4,155
	NMDC Group PJSC	1,732	11,276
	Palms Sports PrJSC	10,321	23,586
*	Presight AI Holding PLC	104,572	102,734
*	RAK Properties PJSC	340,523	130,830
	Ras Al Khaimah Ceramics PJSC	101,309	70,892
	Salik Co. PJSC	501,572	816,527
	Sharjah Islamic Bank	140,689	113,001
*	Shuaa Capital PSC	329,812	19,104
	Taaleem Holdings PJSC	5,617	6,631
*	Union Properties PJSC	564,802	123,835
TOTAL UNITED ARAB EMIRATES			20,736,475
TOTAL COMMON STOCKS			1,206,681,619
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Alpargatas SA, 1.006%	26,757	52,619
	Banco ABC Brasil SA, 8.457%	40,892	174,895
Ω	Banco BMG SA, 7.859%	29,400	22,023
*	Banco BMG SA	1,207	875
		Shares	Value»

BRAZIL — (Continued)
	Banco Bradesco SA, 7.400%	603,826	$2,038,212
	Banco do Estado do Rio Grande do Sul SA, 9.033%	67,233	171,708
	Banco Pan SA, 2.333%	105,600	203,154
	Banco Pine SA, 6.844%	14,255	24,880
	Centrais Eletricas Brasileiras SA, 6.512%	13,100	144,613
	Centrais Eletricas de Santa Catarina SA, 9.478%	3,500	67,977
	Cia de Ferro Ligas da Bahia FERBASA, 6.359%	26,800	39,105
	Cia De Sanena Do Parana, 6.586%	115,531	146,670
	Cia Energetica de Minas Gerais, 12.908%	516,519	1,088,732
	Cia Paranaense de Energia - Copel Class B, 4.654%	401,309	1,038,341
	Energisa SA, 6.170%	226	395
	Eucatex SA Industria e Comercio, 4.404%	23,800	73,878
	Gerdau SA, 3.379%	60,179	211,859
	Isa Energia Brasil SA, 10.298%	59,200	276,306
	Itau Unibanco Holding SA, 6.653%	441,588	3,237,241
	Marcopolo SA, 7.858%	226,265	331,830
*	Raizen SA	430,247	75,974
	Randoncorp SA, 4.234%	56,600	63,649
	Schulz SA, 6.913%	35,856	32,457
	Track & Field Co. SA, 1.451%	15,700	52,849
	Unipar Carbocloro SA, 10.425%	5,199	68,612
TOTAL BRAZIL			9,638,854
CHILE — (0.0%)
	Embotelladora Andina SA, 4.564%	41,683	187,493

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

CHILE — (Continued)
* Sociedad Quimica y Minera de Chile SA Class B	4,213	$204,980
TOTAL CHILE		392,473
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.140%	168,421	33,949
Grupo de Inversiones Suramericana SA, 3.606%	25,051	265,804
TOTAL COLOMBIA		299,753
INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	208,948	23,538
TOTAL PREFERRED STOCKS		10,354,618
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco Pine SA Rights 11/17/2025	360	72
* Oncoclinicas do Brasil Servicos Medicos SA Rights 11/07/2025	13,195	74
TOTAL BRAZIL		146
		Shares	Value»

TAIWAN — (0.0%)
*	GlycoNex, Inc.	254	$12
*	National Aerospace Fasteners Corp. Rights 11/17/2025	643	262
*	Yeong Guan Energy Technology Group Co. Ltd. Rights 11/10/2025	1,216	75
TOTAL TAIWAN			349
TOTAL RIGHTS/WARRANTS			495
TOTAL INVESTMENT SECURITIES (Cost $790,967,929)			1,217,036,732

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,286,958	14,886,248
TOTAL INVESTMENTS — (100.0%)
(Cost $805,854,177)			$1,231,922,980
As of October 31, 2025, the value of Rule 144A securities amounted to $64,452,988 or 5.3% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$37,530,766	—	—	$37,530,766
Chile	1,450,629	$5,708,395	—	7,159,024
China	27,161,882	336,384,731	$27,830	363,574,443
Colombia	1,468,408	—	—	1,468,408
Czech Republic	—	764,736	—	764,736
Egypt	—	196,039	—	196,039
Greece	—	5,676,448	—	5,676,448
Hong Kong	—	14,364	—	14,364
Hungary	—	3,242,381	—	3,242,381

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$9,846,964	$176,361,129	—	$186,208,093
Indonesia	—	4,908,915	$15,251	4,924,166
Kuwait	—	8,397,699	30,563	8,428,262
Malaysia	—	10,870,776	25	10,870,801
Mexico	22,954,819	112,577	—	23,067,396
Peru	1,474,649	—	—	1,474,649
Philippines	—	3,025,264	—	3,025,264
Poland	—	14,366,106	—	14,366,106
Qatar	—	7,969,311	—	7,969,311
Saudi Arabia	32,317	32,879,819	—	32,912,136
South Africa	5,232,675	25,789,619	—	31,022,294
South Korea	8,272,720	153,215,914	41,068	161,529,702
Taiwan	25,222,174	235,649,867	2,190	260,874,231
Thailand	41,250	11,876,063	—	11,917,313
Turkey	—	7,728,811	—	7,728,811
United Arab Emirates	—	20,736,475	—	20,736,475
Preferred Stocks
Brazil	9,638,854	—	—	9,638,854
Chile	—	392,473	—	392,473
Colombia	299,753	—	—	299,753
India	—	23,538	—	23,538
Rights/Warrants
Brazil	—	146	—	146
Taiwan	—	349	—	349
Securities Lending Collateral	—	14,886,248	—	14,886,248
Total Investments in Securities	$150,627,860	$1,081,178,193	$116,927˂˃	$1,231,922,980

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (3.9%)
	AMP Ltd.	106,142	$123,836
	Ansell Ltd.	7,902	188,780
	AUB Group Ltd.	1,525	36,837
	Aurizon Holdings Ltd.	98,338	220,621
*	Austal Ltd.	2,856	12,664
	Bank of Queensland Ltd.	31,808	142,719
	Bega Cheese Ltd.	8,949	31,060
	Bendigo & Adelaide Bank Ltd.	27,016	223,475
	Challenger Ltd.	25,514	155,302
	Champion Iron Ltd.	23,896	86,420
	Cleanaway Waste Management Ltd.	23,039	38,407
	Downer EDI Ltd.	26,069	131,675
	Endeavour Group Ltd.	67,083	160,493
	Flight Centre Travel Group Ltd.	3,658	29,427
	GrainCorp Ltd., Class A	7,404	42,825
	Harvey Norman Holdings Ltd.	22,485	106,266
*	IGO Ltd.	39,661	139,068
*	Judo Capital Holdings Ltd.	26,930	29,726
	Lendlease Corp. Ltd.	37,337	135,398
*	Mineral Resources Ltd.	10,039	317,057
	Nine Entertainment Co. Holdings Ltd.	81,313	61,695
	Orora Ltd.	75,193	98,910
	Perenti Ltd.	11,979	21,217
	Perpetual Ltd.	5,362	67,256
	Perseus Mining Ltd.	71,368	226,520
*	PEXA Group Ltd.	7,350	72,774
#*	Pilbara Minerals Ltd.	159,440	343,080
	Ramelius Resources Ltd.	11,517	24,916
#	Ramsay Health Care Ltd.	10,720	224,906
	Reliance Worldwide Corp. Ltd.	42,032	113,971
*	Sandfire Resources Ltd.	25,570	270,825
	Sims Ltd. (SGM AU)	8,786	91,654
	Sonic Healthcare Ltd.	4,738	65,577
	Tabcorp Holdings Ltd.	96,333	66,941
	TPG Telecom Ltd.	23,947	86,624
#	Treasury Wine Estates Ltd.	14,926	58,464
*	Vault Minerals Ltd.	11,081	5,268
		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	68,081	$81,720
*	West African Resources Ltd.	16,688	13,783
	Westgold Resources Ltd.	20,406	70,723
	Worley Ltd.	27,700	258,690
TOTAL AUSTRALIA			4,677,570
AUSTRIA — (0.3%)
	EVN AG	1,010	29,474
	Telekom Austria AG	3,405	36,212
	UNIQA Insurance Group AG	5,202	76,425
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,553	79,656
	Wienerberger AG	3,617	107,369
TOTAL AUSTRIA			329,136
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	748	186,288
	Ageas SA	2,681	177,428
	Azelis Group NV	6,541	77,345
	Colruyt Group NV	1,258	46,981
	Syensqo SA	3,641	300,551
TOTAL BELGIUM			788,593
BRAZIL — (0.9%)
	Cia Siderurgica Nacional SA (CSNA3 BZ)	26,900	47,200
*	Cosan SA	48,800	55,785
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,600	60,034
	Fleury SA	16,700	45,165
	Gerdau SA, Sponsored ADR	11,837	41,311
	Grupo Mateus SA	20,700	24,779
*Ω	Hapvida Participacoes e Investimentos SA	18,013	104,731
	Hypera SA	14,500	69,644
	Lojas Renner SA	25,600	70,615
	M Dias Branco SA	6,200	33,789
*	Natura Cosmeticos SA	47,800	80,052
*	PRIO SA	11,300	75,677

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA (UGPA3 BZ)	34,000	$135,306
	Vibra Energia SA	44,300	195,976
TOTAL BRAZIL			1,040,064
CANADA — (7.5%)
	AltaGas Ltd.	17,200	504,883
*	ATS Corp. (ATS CN)	4,900	134,784
	B2Gold Corp. (BTO CN)	72,900	319,137
	Brookfield Wealth Solutions Ltd.	223	10,274
*	CAE, Inc. (CAE US)	8,001	224,508
#	Canadian Tire Corp. Ltd., Class A	2,900	332,584
	Definity Financial Corp.	4,400	204,699
	DPM Metals, Inc.	7,700	164,700
	E-L Financial Corp. Ltd.	7,000	81,152
*	Eldorado Gold Corp. (EGO US)	1,100	28,204
*	Eldorado Gold Corp. (ELD CN)	12,100	310,146
	Empire Co. Ltd., Class A	7,500	254,804
	Endeavour Mining PLC	9,638	386,125
	EQB, Inc.	1,239	79,037
*	Equinox Gold Corp. (EQX CN)	21,500	236,223
	Finning International, Inc.	7,900	427,233
	First Majestic Silver Corp. (FR CN)	4,400	56,249
	Hudbay Minerals, Inc. (HBM CN)	23,300	373,451
	iA Financial Corp., Inc.	3,229	381,158
*	IAMGOLD Corp. (IAG US)	7,300	84,534
*	IAMGOLD Corp. (IMG CN)	17,700	204,947
	IGM Financial, Inc.	3,900	150,016
	Linamar Corp.	2,100	113,718
	Magna International, Inc. (MG CN)	15,400	727,535
	OceanaGold Corp.	14,400	322,076
	Onex Corp.	3,500	304,445
	Open Text Corp. (OTEX CN)	14,800	567,814
#	PrairieSky Royalty Ltd.	12,500	224,413
	Premium Brands Holdings Corp.	2,500	172,365
		Shares	Value»
CANADA — (Continued)
	Saputo, Inc.	11,613	$280,606
	South Bow Corp.	12,100	313,855
*	SSR Mining, Inc. (SSRM CN)	15,946	360,520
	Stella-Jones, Inc.	3,000	170,283
	Strathcona Resources Ltd.	200	5,276
	TFI International, Inc. (TFII CN)	900	80,878
*	Torex Gold Resources, Inc.	2,300	95,014
	West Fraser Timber Co. Ltd. (WFG CN)	3,300	201,405
TOTAL CANADA			8,889,051
CHILE — (0.1%)
	Cia Sud Americana de Vapores SA	576,034	28,633
	Empresas CMPC SA	21,015	30,349
	Sociedad Matriz SAAM SA	738	98
TOTAL CHILE			59,080
CHINA — (9.9%)
Ω	3SBio, Inc.	55,500	220,815
	AAC Technologies Holdings, Inc.	36,000	185,054
	Autohome, Inc., ADR	2,226	56,095
	AviChina Industry & Technology Co. Ltd., Class H	115,000	58,580
*	Baidu, Inc. (9888 HK), Class A	59,900	906,660
	Bank of Chongqing Co. Ltd., Class H	22,500	23,221
Ω	Bank of Qingdao Co. Ltd., Class H	38,000	21,009
	Beibuwan Port Co. Ltd., Class A	9,100	11,206
	Beijing Enterprises Holdings Ltd.	23,000	100,921
	Beijing Enterprises Water Group Ltd.	202,000	64,925
Ω	BOC Aviation Ltd.	9,500	83,274
	BYD Electronic International Co. Ltd.	19,000	89,198
	C&D International Investment Group Ltd.	34,935	71,755
*Ω	CALB Group Co. Ltd., Class H	7,600	32,759

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	122,000	$73,116
*	China Eastern Airlines Corp. Ltd., Class H	26,000	13,353
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	210,000	31,328
	China Everbright Bank Co. Ltd., Class H	138,000	56,614
	China Galaxy Securities Co. Ltd., Class H	140,000	201,404
	China Gas Holdings Ltd.	120,000	123,426
	China Gold International Resources Corp. Ltd. (2099 HK)	11,600	195,262
	China International Marine Containers Group Co. Ltd., Class H	31,800	29,067
*Ω	China Literature Ltd.	20,600	110,976
	China Medical System Holdings Ltd.	67,000	115,549
	China Merchants Port Holdings Co. Ltd.	56,000	108,458
Ω	China Merchants Securities Co. Ltd., Class H	18,000	36,139
	China Minsheng Banking Corp. Ltd., Class H	249,000	127,566
	China Nonferrous Mining Corp. Ltd.	57,000	105,133
	China Oilfield Services Ltd., Class H	94,000	91,768
	China Overseas Land & Investment Ltd.	170,000	285,293
	China Railway Group Ltd., Class H	195,000	98,919
Ω	China Railway Signal & Communication Corp. Ltd., Class H	73,000	32,030
	China Reinsurance Group Corp., Class H	224,000	45,491
	China Resources Beer Holdings Co. Ltd.	16,000	54,729
	China Resources Gas Group Ltd.	42,200	116,043
		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	143,500	$518,457
#Ω	China Resources Pharmaceutical Group Ltd.	95,500	61,201
*	China Ruyi Holdings Ltd.	132,000	47,052
	China State Construction International Holdings Ltd.	96,000	109,206
	China Taiping Insurance Holdings Co. Ltd.	58,800	133,750
Ω	China Tower Corp. Ltd., Class H	187,500	270,871
*	China Vanke Co. Ltd., Class H	81,200	46,003
	China Zheshang Bank Co. Ltd., Class H	105,000	34,205
	Chongqing Rural Commercial Bank Co. Ltd., Class H	96,000	78,950
	CMOC Group Ltd., Class H	177,000	383,198
	COFCO Sugar Holding Co. Ltd., Class A	8,300	18,246
	COSCO SHIPPING Development Co. Ltd., Class H	146,000	21,779
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	54,000	76,347
#	COSCO SHIPPING Holdings Co. Ltd., Class H	123,500	214,178
	CRRC Corp. Ltd., Class H	202,000	153,281
	CSPC Pharmaceutical Group Ltd.	252,000	248,218
	Dongfang Electric Corp. Ltd., Class H	14,000	34,160
#*	Dongfeng Motor Group Co. Ltd., Class H	116,000	140,328
Ω	Everbright Securities Co. Ltd., Class H	11,200	14,064
	Far East Horizon Ltd.	76,000	68,225
*	GDS Holdings Ltd. (9698 HK), Class A	8,400	37,426
#*	Genscript Biotech Corp.	62,000	128,690

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	41,200	$99,466
	Goldwind Science & Technology Co. Ltd., Class H	32,000	54,315
	Grand Pharmaceutical Group Ltd.	36,000	38,326
	Great Wall Motor Co. Ltd., Class H	107,000	206,955
	Greentown China Holdings Ltd.	10,500	11,238
	Guangshen Railway Co. Ltd., Class H	60,000	17,609
	Guangzhou Automobile Group Co. Ltd., Class H	94,000	39,414
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	10,000	24,107
	Haier Smart Home Co. Ltd. (6690 HK), Class H	1,800	5,853
	Haitian International Holdings Ltd.	32,000	87,441
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	3,800	14,759
	Hengan International Group Co. Ltd.	26,500	92,811
Ω	Huatai Securities Co. Ltd., Class H	53,000	133,247
*Ω	JD Logistics, Inc.	90,800	148,022
	Jiangxi Copper Co. Ltd., Class H	55,000	229,484
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,100	12,137
	Kingboard Holdings Ltd.	27,500	98,528
	Kingboard Laminates Holdings Ltd.	48,500	81,199
	Kingsoft Corp. Ltd.	25,400	110,722
	Kunlun Energy Co. Ltd.	182,000	167,292
	Lenovo Group Ltd.	118,000	172,144
	Li Ning Co. Ltd.	107,000	232,641
	Livzon Pharmaceutical Group, Inc., Class H	6,400	25,739
Ω	Longfor Group Holdings Ltd.	97,516	120,455
		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China Ltd., Class H	93,000	$28,340
	Minth Group Ltd.	38,000	168,618
*	MMG Ltd.	80,000	70,996
	New China Life Insurance Co. Ltd., Class H	36,100	228,138
	Onewo, Inc., Class H	9,600	27,581
	Orient Overseas International Ltd.	6,500	112,489
Ω	Orient Securities Co. Ltd., Class H	32,800	30,563
	Qfin Holdings, Inc., ADR	858	20,721
Ω	Qingdao Port International Co. Ltd., Class H	34,000	31,081
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	117,600	82,319
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,500	62,793
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,800	49,385
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,400	12,665
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	62,400	27,456
	Shenzhen MTC Co. Ltd., Class A	17,300	14,958
	Sinopec Engineering Group Co. Ltd., Class H	59,000	55,578
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,000	21,908
	Sinopharm Group Co. Ltd., Class H	62,000	154,539
	Sinotrans Ltd., Class H	76,000	51,658
	Sinotruk Hong Kong Ltd.	28,500	95,214
	Sinotruk Jinan Truck Co. Ltd., Class A	4,600	11,736
	TCL Electronics Holdings Ltd.	38,000	45,118

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tianma Microelectronics Co. Ltd., Class A	9,600	$13,110
#*	Tianqi Lithium Corp., Class H	5,200	31,965
Ω	Topsports International Holdings Ltd.	90,000	35,669
	TravelSky Technology Ltd., Class H	48,000	63,168
	Tsingtao Brewery Co. Ltd., Class H	6,000	40,551
	Uni-President China Holdings Ltd.	31,000	33,562
	Vipshop Holdings Ltd., ADR	14,278	249,722
	Wharf Holdings Ltd.	44,000	115,758
	Xinyi Solar Holdings Ltd.	137,825	63,509
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	7,500	34,369
	Yum China Holdings, Inc. (YUMC US)	4,684	202,630
	YUNDA Holding Group Co. Ltd., Class A	11,300	11,571
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	25,900	55,767
#	Zhongsheng Group Holdings Ltd.	13,000	20,522
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	108,249
#Ω	ZJLD Group, Inc.	28,000	31,464
	ZMJ Group Co. Ltd., Class H	9,200	25,397
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	72,800	70,291
	ZTO Express Cayman, Inc. (2057 HK)	8,700	160,504
TOTAL CHINA			11,810,507
COLOMBIA — (0.0%)
	Grupo Argos SA	810	3,656
	Grupo de Inversiones Suramericana SA	1,121	13,628
TOTAL COLOMBIA			17,284
DENMARK — (1.9%)
	Alm Brand AS	43,199	121,575
		Shares	Value»
DENMARK — (Continued)
	FLSmidth & Co. AS	616	$47,974
*	Genmab AS (GMAB DC)	635	181,120
	H Lundbeck AS (HLUNB DC)	16,538	120,614
	ISS AS	9,265	292,023
	Jyske Bank AS	2,293	269,513
*	NKT AS	2,937	328,770
	Ringkjoebing Landbobank AS	1,216	275,005
	Rockwool AS, Class A	628	21,510
	Rockwool AS, Class B	4,844	165,983
	Sydbank AS	1,195	102,019
	Tryg AS	11,378	280,456
	Vestas Wind Systems AS	5,369	109,807
TOTAL DENMARK			2,316,369
FINLAND — (2.2%)
	Fortum OYJ	11,383	253,840
	Huhtamaki OYJ	4,848	162,926
	Kesko OYJ (KESKOA FH), Class A	2,665	56,964
	Kesko OYJ (KESKOB FH), Class B	7,720	162,850
	Konecranes OYJ	1,529	150,924
	Mandatum OYJ	19,381	139,006
	Neste OYJ	21,216	439,610
	Stora Enso OYJ, Class R	29,169	339,648
#	UPM-Kymmene OYJ	24,148	647,946
#	Valmet OYJ	7,956	258,878
TOTAL FINLAND			2,612,592
FRANCE — (3.5%)
*	Alstom SA	19,418	485,597
Ω	Amundi SA	3,108	230,404
	Arkema SA	2,162	128,342
Ω	Ayvens SA	11,208	149,529
	Bouygues SA	1,031	46,537
	Carrefour SA	33,836	509,602
	Cie Generale des Etablissements Michelin SCA	5,869	187,488
	Eiffage SA	3,104	381,947
	Elis SA	8,349	232,513
	Eurazeo SE	2,359	160,808
	Ipsen SA	1,755	246,632
	JCDecaux SE	2,653	48,270
	Renault SA	9,161	355,989
	Rexel SA	11,304	391,966
	SCOR SE	9,708	293,878
	Teleperformance SE	2,145	153,171
#	Tikehau Capital SCA	1,394	28,956

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vallourec SACA	9,115	$169,945
	Vivendi SE	3,688	13,284
TOTAL FRANCE			4,214,858
GERMANY — (3.4%)
*	Aumovio SE	2,525	108,560
	Aurubis AG	1,343	175,109
	Bechtle AG	3,722	157,328
	Bilfinger SE	206	22,226
	Brenntag SE	5,568	309,240
	Continental AG	5,050	385,880
Ω	DWS Group GmbH & Co. KGaA	1,646	105,376
	Evonik Industries AG	3,659	61,318
*	Fraport AG Frankfurt Airport Services Worldwide	1,738	148,972
	Freenet AG	4,183	130,082
	Fresenius Medical Care AG (FME GR)	8,947	480,340
	FUCHS SE	1,095	38,842
	KION Group AG	3,082	218,990
	Krones AG	678	98,478
	Qiagen NV	9,268	436,245
	RTL Group SA	1,935	74,712
	Schaeffler AG	8,096	65,683
	Sixt SE	691	60,744
	Symrise AG	2,406	198,974
	thyssenkrupp AG	7,276	76,248
*	Tkms AG& Co. KGaA	363	34,205
*	TUI AG	20,769	176,970
	United Internet AG	3,278	101,198
#	Wacker Chemie AG	1,071	84,470
*Ω	Zalando SE	8,693	243,600
TOTAL GERMANY			3,993,790
GREECE — (0.2%)
	Aegean Airlines SA	1,617	24,544
	GEK Terna SA	907	24,208
	Helleniq Energy Holdings SA	4,233	37,232
*	LAMDA Development SA	1,473	12,564
	Motor Oil Hellas Corinth Refineries SA	2,801	83,939
TOTAL GREECE			182,487
HONG KONG — (0.9%)
	ASMPT Ltd.	700	7,368
	Bank of East Asia Ltd.	51,000	87,812
	CTF Services Ltd.	29,000	31,336
#*Ω	FIT Hon Teng Ltd.	83,000	62,096
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Group Ltd.	43,000	$81,824
	Hang Lung Properties Ltd.	101,492	113,016
#	Johnson Electric Holdings Ltd.	25,500	119,654
	Kerry Properties Ltd.	35,000	88,216
	Man Wah Holdings Ltd.	72,800	44,443
	NagaCorp Ltd.	58,000	38,891
#*	New World Development Co. Ltd.	6,000	5,554
	Shangri-La Asia Ltd.	24,000	14,977
	Sino Land Co. Ltd.	52,000	64,591
*	SJM Holdings Ltd.	76,000	27,658
	Swire Pacific Ltd. (19 HK), Class A	23,000	189,964
	Swire Pacific Ltd. (87 HK), Class B	42,500	62,974
	Yue Yuen Industrial Holdings Ltd.	48,000	88,031
TOTAL HONG KONG			1,128,405
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	100	3,080
INDIA — (5.2%)
	Aarti Industries Ltd.	2,471	10,598
*	Aavas Financiers Ltd.	1,736	32,245
*	Aditya Birla Capital Ltd.	21,789	79,806
	Advent Hotels International Pvt Ltd.	283	997
	Aegis Logistics Ltd.	3,591	30,175
	AIA Engineering Ltd.	867	31,871
	Alembic Pharmaceuticals Ltd.	1,126	11,400
	Amara Raja Energy & Mobility Ltd.	5,866	66,389
	Anant Raj Ltd.	3,973	28,802
	Angel One Ltd.	1,980	55,649
	Apar Industries Ltd.	912	89,010
	Apollo Tyres Ltd.	14,540	82,061
	Aptus Value Housing Finance India Ltd.	9,856	35,368
	Ashok Leyland Ltd.	147,786	235,131
	Atul Ltd.	275	17,879
Ω	AU Small Finance Bank Ltd.	4,679	46,133
	Aurobindo Pharma Ltd.	13,300	171,374

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	AWL Agri Business Ltd.	9,509	$29,328
	Balkrishna Industries Ltd.	1,059	27,238
	Balrampur Chini Mills Ltd.	2,697	13,919
Ω	Bandhan Bank Ltd.	14,710	25,897
	Bank of India	20,649	32,551
	Bank of Maharashtra	45,224	30,098
	BASF India Ltd.	496	24,634
	BEML Ltd.	1,078	53,240
	Bharat Forge Ltd.	6,052	89,959
	Biocon Ltd.	11,759	49,380
	Bombay Burmah Trading Co.	889	19,852
	Brigade Enterprises Ltd.	6,762	78,877
	Caplin Point Laboratories Ltd.	959	21,897
	Carborundum Universal Ltd.	4,028	40,970
	Ceat Ltd.	1,174	53,247
	Cello World Ltd.	2,783	20,538
	Chambal Fertilisers & Chemicals Ltd.	2,852	15,445
	Cholamandalam Financial Holdings Ltd.	1,994	42,757
	CIE Automotive India Ltd.	2,408	11,672
	City Union Bank Ltd.	16,073	40,792
	Container Corp. of India Ltd.	15,480	95,350
	Craftsman Automation Ltd.	669	50,224
*	CreditAccess Grameen Ltd.	2,476	39,324
	Crompton Greaves Consumer Electricals Ltd.	8,904	28,349
	Cyient Ltd.	4,241	55,649
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	3,216	53,867
	Deepak Nitrite Ltd.	1,556	30,195
*	Delhivery Ltd.	26,524	139,358
	eClerx Services Ltd.	903	48,112
*	EID Parry India Ltd.	1,489	18,035
	EIH Ltd.	8,960	39,321
*	Embassy Developments Ltd.	48,089	50,488
	Emcure Pharmaceuticals Ltd.	223	3,314
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	2,039	$65,175
	Escorts Kubota Ltd.	698	29,711
	Exide Industries Ltd.	9,717	41,814
	Federal Bank Ltd.	40,437	107,709
	Fine Organic Industries Ltd.	201	10,027
	Finolex Cables Ltd.	1,948	17,258
	Finolex Industries Ltd.	5,900	12,453
	Firstsource Solutions Ltd.	18,012	71,801
	G R Infraprojects Ltd.	419	5,494
Ω	Gland Pharma Ltd.	1,931	41,962
	Glenmark Pharmaceuticals Ltd.	1,614	34,369
	Granules India Ltd.	4,564	29,106
	Great Eastern Shipping Co. Ltd.	4,078	50,415
	Hero MotoCorp Ltd. (HMCL IN)	6,045	377,739
	HFCL Ltd.	40,421	33,412
	Himadri Speciality Chemical Ltd.	2,742	14,825
Ω	Home First Finance Co. India Ltd.	3,159	42,523
	IDFC First Bank Ltd.	79,338	72,989
	Indian Bank	4,972	48,096
*	Indus Towers Ltd.	7,452	30,576
*	IndusInd Bank Ltd.	9,139	81,788
	Ipca Laboratories Ltd.	1,899	27,162
Ω	IRCON International Ltd.	16,739	31,935
	Jindal Saw Ltd.	11,400	22,536
	Jindal Stainless Ltd.	8,476	71,952
	Jubilant Pharmova Ltd.	3,246	39,838
	Kajaria Ceramics Ltd.	5,032	68,075
	Kalpataru Projects International Ltd.	5,654	79,937
	Kansai Nerolac Paints Ltd.	4,959	13,911
	Karur Vysya Bank Ltd.	20,800	57,064
	KEC International Ltd.	6,379	58,700
	Kirloskar Oil Engines Ltd.	1,764	19,851
	LIC Housing Finance Ltd.	13,386	86,274
	LT Foods Ltd.	6,230	29,496
	Lupin Ltd.	6,078	134,998
	Maharashtra Scooters Ltd.	122	20,740

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	24,598	$87,398
	Minda Corp. Ltd.	4,681	29,716
	Motilal Oswal Financial Services Ltd.	6,566	72,187
	Mphasis Ltd.	5,266	163,422
	MRF Ltd.	119	211,689
	Natco Pharma Ltd.	4,106	37,887
	PCBL Chemical Ltd.	2,506	10,210
	Petronet LNG Ltd.	23,381	74,022
*	Piramal Finance Ltd.	4,493	56,899
	Piramal Pharma Ltd.	15,346	34,681
*	Poonawalla Fincorp Ltd.	5,549	30,088
	Prestige Estates Projects Ltd.	6,229	122,849
	Railtel Corp. of India Ltd.	2,252	9,322
	Ratnamani Metals & Tubes Ltd.	525	14,273
Ω	RBL Bank Ltd.	19,916	73,115
	Redington Ltd.	29,831	85,409
Ω	Sona Blw Precision Forgings Ltd.	4,480	23,885
*	Star Health & Allied Insurance Co. Ltd.	10,408	58,073
	Sun TV Network Ltd.	1,350	8,532
	Sundram Fasteners Ltd.	1,500	15,983
	Supreme Petrochem Ltd.	662	5,596
Ω	Syngene International Ltd.	4,083	29,986
	Techno Electric & Engineering Co. Ltd.	1,043	15,615
	Titagarh Rail System Ltd.	1,669	16,640
	Trident Ltd.	74,110	23,861
	TVS Holdings Ltd.	226	38,584
	UPL Ltd.	13,231	107,008
	UTI Asset Management Co. Ltd.	1,006	14,148
	Vinati Organics Ltd.	564	10,490
	Welspun Corp. Ltd.	4,693	50,926
	Whirlpool of India Ltd.	3,475	54,296
*	Yes Bank Ltd.	621,533	159,434
	Zensar Technologies Ltd.	5,720	51,242
	Zydus Wellness Ltd.	3,788	20,374
TOTAL INDIA			6,198,316
		Shares	Value»
INDONESIA — (0.2%)
	Bank OCBC Nisp Tbk. PT	110,100	$9,098
	Ciputra Development Tbk. PT	507,100	26,938
	Elang Mahkota Teknologi Tbk. PT	548,000	38,951
	Indah Kiat Pulp & Paper Tbk. PT	23,100	10,331
	Indofood Sukses Makmur Tbk. PT	118,500	52,734
	Mitra Adiperkasa Tbk. PT	123,400	9,558
*	MNC Tourism Indonesia Tbk. PT	1,111,900	9,751
	Pakuwon Jati Tbk. PT	805,500	17,800
	Sarana Menara Nusantara Tbk. PT	344,800	11,285
	XLSMART Telecom Sejahtera Tbk. PT	120,600	18,920
TOTAL INDONESIA			205,366
IRELAND — (1.2%)
	AIB Group PLC	67,667	623,641
	Bank of Ireland Group PLC	51,835	848,693
TOTAL IRELAND			1,472,334
ISRAEL — (1.0%)
	Africa Israel Residences Ltd.	382	33,267
	Ashtrom Group Ltd.	1,507	34,432
	Azorim-Investment Development & Construction Co. Ltd.	3,343	22,391
	Carasso Motors Ltd.	1,408	16,916
*	Cellcom Israel Ltd. (CEL IT)	6,309	65,769
	Clal Insurance Enterprises Holdings Ltd.	3,142	174,712
	Delek Automotive Systems Ltd.	2,056	17,296
	Delta Galil Ltd.	610	34,058
*	Doral Group Renewable Energy Resources Ltd.	5,372	38,485
*	Fattal Holdings 1998 Ltd.	257	46,647
	Formula Systems 1985 Ltd. (FORTY IT)	286	41,517
	Fox Wizel Ltd.	291	33,527

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	1,578	$22,742
	IDI Insurance Co. Ltd.	383	22,709
	Inrom Construction Industries Ltd.	4,765	35,502
	Isracard Ltd.	3,848	16,417
	Israel Canada TR Ltd.	9,704	50,552
	Isras Investment Co. Ltd.	67	18,772
	Kvutzat Acro Ltd.	2,100	30,707
	Lapidoth Capital Ltd.	1,194	29,961
	M Yochananof & Sons Ltd.	156	13,201
	Migdal Insurance & Financial Holdings Ltd.	21,703	77,881
	Mivtach Shamir Holdings Ltd.	300	28,387
	Neto Malinda Trading Ltd.	676	29,682
	Oil Refineries Ltd.	178,408	52,086
*	OY Nofar Energy Ltd.	924	29,495
	Partner Communications Co. Ltd.	4,846	48,116
	Paz Retail & Energy Ltd.	531	113,440
	Summit Real Estate Holdings Ltd.	1,772	36,284
*	Veridis Environment Ltd.	2,066	20,556
TOTAL ISRAEL			1,235,507
ITALY — (4.1%)
	A2A SpA	79,843	232,632
	ACEA SpA	2,380	57,725
	Azimut Holding SpA	5,063	198,149
	Banca Monte dei Paschi di Siena SpA	41,649	365,282
	Banco BPM SpA	57,068	831,449
	BPER Banca SpA	49,476	592,816
	Credito Emiliano SpA	3,778	59,811
	Danieli & C Officine Meccaniche SpA (DAN IM)	288	15,562
	Danieli & C Officine Meccaniche SpA (DANR IM)	1,783	68,367
	Davide Campari-Milano NV	11,375	79,191
	De' Longhi SpA	1,957	71,431
	Hera SpA	45,829	205,689
		Shares	Value»
ITALY — (Continued)
	Interpump Group SpA	4,262	$219,963
	Iveco Group NV	9,857	209,492
Ω	Nexi SpA	25,130	132,501
Ω	Pirelli & C SpA	24,130	169,394
#	Saipem SpA	67,076	174,863
	Snam SpA	29,736	183,400
*	Telecom Italia SpA (TIT IM)	639,377	377,004
*	Telecom Italia SpA (TITR IM)	323,477	215,075
	Tenaris SA (TS US), ADR	9,090	361,782
TOTAL ITALY			4,821,578
JAPAN — (14.2%)
	77 Bank Ltd.	2,500	107,156
	ADEKA Corp.	4,400	99,694
	AEON Financial Service Co. Ltd.	4,900	47,928
	Aichi Steel Corp.	2,000	34,434
	Aiful Corp.	14,300	42,053
	Air Water, Inc.	7,900	110,325
	Alfresa Holdings Corp.	8,900	125,742
	Alps Alpine Co. Ltd.	9,900	124,699
	Aozora Bank Ltd.	4,800	68,727
	Arcs Co. Ltd.	1,800	36,579
	ARE Holdings, Inc.	4,500	71,454
	Artience Co. Ltd.	2,000	40,762
	Brother Industries Ltd.	8,600	146,378
	Chudenko Corp.	1,400	38,207
	Chugin Financial Group, Inc.	7,800	108,770
	Citizen Watch Co. Ltd.	10,500	72,867
	CKD Corp.	2,900	62,098
	Coca-Cola Bottlers Japan Holdings, Inc.	3,500	56,010
	COMSYS Holdings Corp.	500	12,609
	Credit Saison Co. Ltd.	5,600	136,419
	Daido Steel Co. Ltd.	7,000	66,233
	Daihen Corp.	900	58,893
	Daishi Hokuetsu Financial Group, Inc.	10,800	104,156
	DCM Holdings Co. Ltd.	5,200	48,217
#	DeNA Co. Ltd.	3,100	54,351
	Dentsu Group, Inc.	800	15,844
	DIC Corp.	4,100	96,465
	Dowa Holdings Co. Ltd.	2,800	101,526
	Duskin Co. Ltd.	500	12,054
	EDION Corp.	4,200	55,249
	Exedy Corp.	1,400	47,040

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
EXEO Group, Inc.	11,100	$160,093
Ezaki Glico Co. Ltd.	1,700	54,326
FCC Co. Ltd.	1,600	32,320
Ferrotec Corp.	2,100	68,840
Fuji Co. Ltd.	1,600	20,434
Fuji Corp. (6134 JP)	4,200	81,508
Fuji Oil Co. Ltd.	1,100	22,752
Fuji Seal International, Inc.	2,200	38,682
Fukuoka Financial Group, Inc.	8,400	244,107
Fukuyama Transporting Co. Ltd.	1,000	24,840
Fuyo General Lease Co. Ltd.	2,400	62,747
Glory Ltd.	2,200	52,568
GS Yuasa Corp.	4,300	120,076
Gunma Bank Ltd.	13,900	144,485
H.U. Group Holdings, Inc.	1,100	26,840
H2O Retailing Corp.	5,800	78,469
Hakuhodo DY Holdings, Inc.	8,300	60,078
Hanwa Co. Ltd.	2,000	83,421
Heiwado Co. Ltd.	2,200	40,468
Hirogin Holdings, Inc.	12,800	119,588
Hisamitsu Pharmaceutical Co., Inc.	1,700	44,189
Hokuhoku Financial Group, Inc.	5,500	134,737
House Foods Group, Inc.	3,100	58,091
Hyakugo Bank Ltd.	9,700	60,156
Iida Group Holdings Co. Ltd.	7,100	108,725
Inaba Denki Sangyo Co. Ltd.	1,300	38,281
Inabata & Co. Ltd.	1,400	31,355
INFRONEER Holdings, Inc.	11,700	125,344
Itochu Enex Co. Ltd.	3,900	46,014
Iyogin Holdings, Inc.	11,800	184,385
Izumi Co. Ltd.	2,500	46,604
J Front Retailing Co. Ltd.	13,000	195,529
Japan Aviation Electronics Industry Ltd.	3,200	47,791
Japan Securities Finance Co. Ltd.	4,500	51,676
JGC Holdings Corp.	13,200	133,511
JTEKT Corp.	11,800	118,048
	Shares	Value»
JAPAN — (Continued)
Juroku Financial Group, Inc.	1,900	$69,198
Kaga Electronics Co. Ltd.	2,600	60,206
Kaken Pharmaceutical Co. Ltd.	1,600	38,057
Kamigumi Co. Ltd.	4,800	144,087
Kanadevia Corp.	10,400	77,061
Kaneka Corp.	2,800	77,251
Kanematsu Corp.	4,300	87,057
Kato Sangyo Co. Ltd.	500	19,193
Keihan Holdings Co. Ltd.	2,200	44,571
Keiyo Bank Ltd.	4,100	34,590
Kissei Pharmaceutical Co. Ltd.	500	13,057
Kiyo Bank Ltd.	2,800	54,535
Koito Manufacturing Co. Ltd.	7,100	105,721
Komeri Co. Ltd.	2,000	41,609
Konica Minolta, Inc.	25,000	85,849
Konoike Transport Co. Ltd.	2,200	45,501
Kose Corp.	700	26,817
Kraftia Corp.	2,600	137,535
K's Holdings Corp.	6,100	60,471
Kumagai Gumi Co. Ltd.	3,600	32,687
Kuraray Co. Ltd.	13,200	143,043
Kureha Corp.	2,400	57,374
KYB Corp.	2,500	63,397
Kyushu Financial Group, Inc.	17,100	98,007
Lintec Corp.	1,900	48,287
Lixil Corp.	15,400	170,687
Mabuchi Motor Co. Ltd.	5,800	102,463
Macnica Holdings, Inc.	5,718	81,406
Maruha Nichiro Corp.	2,800	62,590
Maruichi Steel Tube Ltd.	12,000	101,464
Mazda Motor Corp.	32,100	221,196
Mebuki Financial Group, Inc.	43,000	268,303
Medipal Holdings Corp.	8,000	130,163
Mirait One Corp.	4,200	81,385
Mitsubishi Gas Chemical Co., Inc.	8,700	160,960
Mitsubishi Logistics Corp.	14,900	108,040
Mitsubishi Motors Corp.	35,100	85,536

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Mitsubishi Pencil Co. Ltd.	2,400	$31,836
Mitsui Chemicals, Inc.	10,300	243,172
Mitsui E&S Co. Ltd.	6,000	243,930
Mitsui Kinzoku Co. Ltd.	3,400	346,315
MIXI, Inc.	1,300	26,234
Mizuho Leasing Co. Ltd.	6,500	52,073
Morinaga Milk Industry Co. Ltd.	4,200	90,662
Nabtesco Corp.	400	10,020
Nagase & Co. Ltd.	4,300	93,904
Nanto Bank Ltd.	700	23,282
NGK Insulators Ltd.	11,900	200,771
NHK Spring Co. Ltd.	9,700	181,854
Nihon Parkerizing Co. Ltd.	4,900	42,560
Nikon Corp.	11,100	129,456
Nippn Corp.	2,500	35,543
Nippon Densetsu Kogyo Co. Ltd.	1,800	33,580
Nippon Express Holdings, Inc.	11,900	253,176
Nippon Kayaku Co. Ltd.	7,400	67,669
Nippon Shinyaku Co. Ltd.	2,800	58,586
Nippon Shokubai Co. Ltd.	6,400	74,153
Nippon Soda Co. Ltd.	2,300	50,989
Nipro Corp.	7,800	76,138
Nishimatsu Construction Co. Ltd.	700	24,045
Nishi-Nippon Financial Holdings, Inc.	6,200	105,947
Nissan Shatai Co. Ltd.	3,200	21,305
Nisshin Oillio Group Ltd.	1,400	46,258
Nisshinbo Holdings, Inc.	7,700	60,851
Nissui Corp.	15,000	104,505
NOK Corp.	4,700	83,456
Nomura Real Estate Holdings, Inc.	29,300	167,328
Noritsu Koki Co. Ltd.	3,000	32,565
North Pacific Bank Ltd.	11,800	55,263
NSK Ltd.	20,000	100,780
NTN Corp.	4,600	10,270
Okamura Corp.	3,000	43,887
Okasan Securities Group, Inc.	6,300	28,233
	Shares	Value»
JAPAN — (Continued)
OKUMA Corp.	2,400	$53,431
Orient Corp.	4,600	28,749
OSG Corp.	3,800	55,094
PALTAC Corp.	1,500	44,239
Pilot Corp.	1,900	57,372
Rengo Co. Ltd.	10,100	61,513
Resonac Holdings Corp.	9,400	366,221
Ricoh Co. Ltd.	26,100	223,906
Ricoh Leasing Co. Ltd.	600	22,035
Sakata Seed Corp.	1,500	38,435
San-A Co. Ltd.	1,100	19,134
San-In Godo Bank Ltd.	6,400	56,273
Sawai Group Holdings Co. Ltd.	4,300	51,352
Seiko Epson Corp.	15,300	193,860
Seiko Group Corp.	1,900	87,255
Seino Holdings Co. Ltd.	1,500	21,198
Seiren Co. Ltd.	2,400	49,148
Senshu Ikeda Holdings, Inc.	8,200	35,394
Seven Bank Ltd.	26,900	49,415
Shiga Bank Ltd.	1,600	64,631
Ship Healthcare Holdings, Inc.	1,600	23,935
SKY Perfect JSAT Holdings, Inc.	5,300	52,152
Stanley Electric Co. Ltd.	6,100	119,817
Starts Corp., Inc.	1,300	40,383
SUMCO Corp.	18,700	190,568
Sumitomo Bakelite Co. Ltd.	400	13,305
Sumitomo Heavy Industries Ltd.	5,900	157,746
Sumitomo Riko Co. Ltd.	2,000	33,845
Sumitomo Rubber Industries Ltd.	9,100	106,574
Sumitomo Warehouse Co. Ltd.	2,600	54,839
Suruga Bank Ltd.	5,800	58,059
Suzuken Co. Ltd.	3,300	125,323
Taikisha Ltd.	2,500	49,495
Taiyo Yuden Co. Ltd.	6,600	187,452
Takara Holdings, Inc.	7,900	80,463
Takara Standard Co. Ltd.	1,000	16,151
Takashimaya Co. Ltd.	14,500	155,097
Teijin Ltd.	9,500	83,111
Toagosei Co. Ltd.	4,700	46,623

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Toda Corp.	11,400	$76,799
Tokai Rika Co. Ltd.	2,800	50,300
Tokyo Century Corp.	6,700	79,072
Tokyo Kiraboshi Financial Group, Inc.	1,500	71,422
Tokyu Fudosan Holdings Corp.	31,700	255,460
Totetsu Kogyo Co. Ltd.	200	5,489
Toyo Seikan Group Holdings Ltd.	5,900	132,456
Toyo Tire Corp.	5,800	158,514
Toyoda Gosei Co. Ltd.	3,100	71,749
Toyota Boshoku Corp.	4,600	69,943
Transcosmos, Inc.	900	21,328
Trusco Nakayama Corp.	1,368	21,569
TS Tech Co. Ltd.	4,300	50,963
Tsubakimoto Chain Co.	3,700	51,786
Tsumura & Co.	2,300	53,352
TV Asahi Holdings Corp.	1,200	24,419
UACJ Corp.	7,600	98,138
Ulvac, Inc.	3,000	136,078
United Super Markets Holdings, Inc.	3,600	19,219
Ushio, Inc.	3,500	58,029
Yamada Holdings Co. Ltd.	28,500	85,677
Yamaguchi Financial Group, Inc.	8,400	96,237
Yodoko Ltd.	5,500	46,372
Yokohama Rubber Co. Ltd.	5,300	189,152
Yurtec Corp.	700	11,285
Zeon Corp.	7,200	73,875
TOTAL JAPAN		16,836,243
KUWAIT — (0.3%)
Agility Public Warehousing Co. KSC	76,498	37,570
Al Ahli Bank of Kuwait KSCP	54,720	51,315
Boubyan Petrochemicals Co. KSCP	17,850	35,716
Burgan Bank SAK	49,748	38,354
Gulf Cables & Electrical Industries Group Co. KSCP	3,310	24,230
		Shares	Value»
KUWAIT — (Continued)
	Kuwait International Bank KSCP	40,368	$35,196
	Mobile Telecommunications Co. KSCP	20,025	34,607
	National Industries Group Holding SAK	45,181	42,855
TOTAL KUWAIT			299,843
MALAYSIA — (0.4%)
*	AFFIN Bank Bhd.	16,900	9,243
	Bank Islam Malaysia Bhd.	18,800	9,876
	Eco World Development Group Bhd.	36,300	17,835
	Genting Malaysia Bhd.	114,400	63,609
	Hartalega Holdings Bhd.	58,000	16,720
	IJM Corp. Bhd.	151,700	89,649
	IOI Properties Group Bhd.	58,800	29,483
	Kossan Rubber Industries Bhd.	77,500	21,967
	Mah Sing Group Bhd.	31,300	7,765
	Malaysian Pacific Industries Bhd.	2,200	15,709
#	MBSB Bhd.	88,200	15,256
	Mega First Corp. Bhd.	15,600	13,805
	OSK Holdings Bhd.	47,350	16,054
	Scientex Bhd.	22,500	18,209
	Sime Darby Bhd.	88,500	43,264
	Sime Darby Property Bhd.	92,600	29,777
	SP Setia Bhd. Group	76,500	15,776
*	Top Glove Corp. Bhd.	108,300	16,268
	UEM Sunrise Bhd.	132,200	20,172
	Unisem M Bhd.	26,800	22,546
#	Yinson Holdings Bhd.	61,065	34,552
TOTAL MALAYSIA			527,535
MEXICO — (0.4%)
#Ω	Banco del Bajio SA	24,087	61,467
	Becle SAB de CV	9,496	11,664
	El Puerto de Liverpool SAB de CV, Class C1	1,047	5,101
	Gentera SAB de CV	37,681	89,383
	Gruma SAB de CV, Class B	4,708	79,736
*	Industrias Penoles SAB de CV	1,849	78,115

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	32,868	$29,544
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	2,339	30,217
#	Qualitas Controladora SAB de CV	7,394	67,085
	Regional SAB de CV	7,500	55,564
TOTAL MEXICO			507,876
NETHERLANDS — (2.7%)
	Aalberts NV	5,283	167,372
Ω	ABN AMRO Bank NV	22,373	668,475
	Aegon Ltd. (AGN NA)	42,845	326,510
	Allfunds Group PLC	910	6,918
	ASR Nederland NV	7,324	488,794
	HAL Trust	1,946	305,432
	JDE Peet's NV	6,825	248,390
	Koninklijke Vopak NV	2,276	103,141
	NN Group NV	10,416	712,817
	Randstad NV	1,776	69,603
	SBM Offshore NV	6,312	163,222
TOTAL NETHERLANDS			3,260,674
NEW ZEALAND — (0.1%)
*	Fletcher Building Ltd. (FBU NZ)	10,101	18,830
*	Ryman Healthcare Ltd.	48,685	79,726
	Summerset Group Holdings Ltd.	10,908	72,346
TOTAL NEW ZEALAND			170,902
NORWAY — (0.5%)
	Aker Solutions ASA	14,802	40,670
	Austevoll Seafood ASA	4,150	38,966
#*Ω	AutoStore Holdings Ltd.	56,271	54,583
	Bonheur ASA	1,502	32,494
Ω	Bw Lpg Ltd.	1,713	23,040
Ω	BW LPG Ltd.	3,746	49,607
*	Grieg Seafood ASA	3,175	21,262
*	LINK Mobility Group Holding ASA	7,961	23,579
	Odfjell Drilling Ltd.	6,693	53,761
*Ω	Scatec ASA	6,614	69,763
	Sparebank 1 Oestlandet	2,514	44,086
	Shares	Value»
NORWAY — (Continued)
TGS ASA	11,243	$97,024
TOTAL NORWAY		548,835
PHILIPPINES — (0.1%)
ACEN Corp.	119,000	4,684
China Banking Corp.	17,020	14,782
Globe Telecom, Inc.	1,360	34,100
GT Capital Holdings, Inc.	3,690	34,227
LT Group, Inc.	51,200	12,725
Puregold Price Club, Inc.	56,500	36,528
TOTAL PHILIPPINES		137,046
POLAND — (0.4%)
Alior Bank SA	2,883	80,335
Bank Handlowy w Warszawie SA	939	26,468
BNPP Bank Polska SA	372	11,396
# Inter Cars SA	168	25,104
* KGHM Polska Miedz SA	3,028	158,828
KRUK SA	560	68,840
* Tauron Polska Energia SA	40,535	109,734
TOTAL POLAND		480,705
PORTUGAL — (0.4%)
Banco Comercial Portugues SA, Class R	359,537	317,364
EDP Renovaveis SA	10,324	150,944
TOTAL PORTUGAL		468,308
QATAR — (0.2%)
Aamal Co.	106,743	23,173
Barwa Real Estate Co.	86,248	62,286
Doha Bank QPSC	81,288	56,098
Qatar Insurance Co. SAQ	9,424	5,305
Qatar Navigation QSC	15,700	47,950
TOTAL QATAR		194,812
SAUDI ARABIA — (0.8%)
Ades Holding Co.	20,725	93,656
* Advanced Petrochemical Co.	2,586	26,080
Al Hammadi Holding	1,650	15,371
Arab National Bank	30,665	198,326
Arabian Drilling Co.	1,041	24,583

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	3,816	$29,973
	Bank AlBilad	8,904	70,356
*	Bank Al-Jazira	18,322	61,618
	Banque Saudi Fransi	15,543	73,970
*	Dar Al Arkan Real Estate Development Co.	12,248	56,407
	Mobile Telecommunications Co. Saudi Arabia	13,828	42,319
	Sahara International Petrochemical Co.	7,260	36,590
	Saudi Industrial Investment Group	12,215	52,898
	Saudi Investment Bank	13,126	48,111
*	Saudi Kayan Petrochemical Co.	9,678	15,219
*	Saudi Reinsurance Co.	2,549	21,120
*	Savola Group	4,485	29,432
*	Seera Group Holding	4,438	36,726
	United International Transportation Co.	1,172	23,130
TOTAL SAUDI ARABIA			955,885
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	16,400	33,227
	City Developments Ltd.	30,700	170,522
	Genting Singapore Ltd.	238,800	133,859
	Netlink NBN Trust	67,400	50,739
	Seatrium Ltd.	157,100	262,080
	UOL Group Ltd.	27,200	166,171
	Venture Corp. Ltd.	19,900	227,731
	Yangzijiang Shipbuilding Holdings Ltd.	2,700	7,292
TOTAL SINGAPORE			1,051,621
SOUTH AFRICA — (0.8%)
	Aspen Pharmacare Holdings Ltd.	8,429	47,742
	Barloworld Ltd.	4,974	34,289
	Bidvest Group Ltd.	1,642	21,360
	Foschini Group Ltd.	7,481	39,711
	Impala Platinum Holdings Ltd.	23,649	253,446
#	Kumba Iron Ore Ltd.	1,347	26,827
	Momentum Group Ltd.	5,577	10,737
		Shares	Value»
SOUTH AFRICA — (Continued)
	Nedbank Group Ltd.	7,738	$105,491
	Northam Platinum Holdings Ltd.	10,826	180,801
	Old Mutual Ltd. (OMU SJ)	148,263	115,935
*	Sibanye Stillwater Ltd. (SSW SJ)	54,135	143,658
TOTAL SOUTH AFRICA			979,997
SOUTH KOREA — (3.9%)
	Amorepacific Holdings Corp.	1,479	26,323
	BNK Financial Group, Inc.	11,334	109,722
	Cheil Worldwide, Inc.	3,490	49,805
	Chong Kun Dang Pharmaceutical Corp.	288	16,718
	CJ Corp.	663	79,314
*	CJ ENM Co. Ltd.	438	21,535
	CJ Logistics Corp.	528	30,486
	Coway Co. Ltd.	1,187	74,223
*	Creative & Innovative System	2,549	13,510
	CS Wind Corp.	833	25,439
	Daeduck Electronics Co. Ltd.	1,748	46,319
	Daesang Corp.	1,062	15,516
*	Daewoo Engineering & Construction Co. Ltd.	10,795	28,315
	Daewoong Co. Ltd.	602	9,134
	Daewoong Pharmaceutical Co. Ltd.	104	10,180
	Daishin Securities Co. Ltd.	1,276	26,009
	Daou Technology, Inc.	1,026	28,031
	DB HiTek Co. Ltd.	1,571	64,538
	DB Insurance Co. Ltd.	1,015	90,217
	DL E&C Co. Ltd.	1,788	53,487
	DL Holdings Co. Ltd.	365	9,955
	DN Automotive Corp.	1,088	17,747
	Dong-A Socio Holdings Co. Ltd.	147	11,190
	Dongjin Semichem Co. Ltd.	1,537	45,930
	DongKook Pharmaceutical Co. Ltd.	1,295	16,052
	Doosan Bobcat, Inc.	2,687	113,427
	DoubleUGames Co. Ltd.	657	23,117

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	E-MART, Inc.	275	$13,930
	F&F Co. Ltd.	775	33,319
	Green Cross Corp.	307	27,898
	Green Cross Holdings Corp.	1,237	13,670
	GS Engineering & Construction Corp.	3,594	47,070
	Hankook Tire & Technology Co. Ltd.	1,556	50,519
	Hansol Chemical Co. Ltd.	459	74,590
*	Hanwha Investment & Securities Co. Ltd.	5,389	20,166
*	Hanwha Life Insurance Co. Ltd.	7,448	15,815
	Hanwha Solutions Corp.	1,537	32,863
	HD Hyundai Construction Equipment Co. Ltd.	538	37,686
	HD Hyundai Infracore Co. Ltd.	6,805	72,602
	HDC Holdings Co. Ltd.	651	8,401
	Hite Jinro Co. Ltd.	1,083	14,300
	HK inno N Corp.	818	28,331
	HL Mando Co. Ltd.	1,689	45,539
*	Hotel Shilla Co. Ltd.	1,614	55,037
	HS Hyosung Advanced Materials Corp.	125	16,219
	Huons Global Co. Ltd.	302	11,543
	Hyosung Corp.	321	28,476
	Hyosung TNC Corp.	132	19,243
	Hyundai Department Store Co. Ltd.	367	20,791
	Hyundai Glovis Co. Ltd.	1,893	250,187
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,654	50,782
	Hyundai Steel Co.	4,423	102,185
	iM Financial Group Co. Ltd.	5,545	51,447
	Innocean Worldwide, Inc.	737	8,865
	IS Dongseo Co. Ltd.	747	9,734
	JB Financial Group Co. Ltd.	3,825	60,220
*	Kakao Games Corp.	2,175	24,530
	KC Tech Co. Ltd.	526	14,086
	KCC Corp.	94	28,947
	KEPCO Plant Service & Engineering Co. Ltd.	1,137	40,330
		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	600	$124,628
	Kolon Industries, Inc.	488	12,169
	Korea Investment Holdings Co. Ltd.	823	104,929
	Korea Petrochemical Ind Co. Ltd.	174	15,967
	Korean Air Lines Co. Ltd.	4,395	68,203
	Korean Reinsurance Co.	4,016	29,884
	Kumho Petrochemical Co. Ltd.	552	44,869
*	Kumho Tire Co., Inc.	5,081	16,811
	Kyung Dong Navien Co. Ltd.	419	20,735
	LG Corp.	1,709	96,116
*	LG Display Co. Ltd. (034220 KS)	7,230	73,917
	LG H&H Co. Ltd.	315	62,805
	LG Innotek Co. Ltd.	637	107,457
	LG Uplus Corp.	8,157	87,195
	Lotte Chilsung Beverage Co. Ltd.	214	17,306
	Lotte Corp.	797	16,323
*	Lotte Energy Materials Corp.	1,488	27,063
	LOTTE Fine Chemical Co. Ltd.	596	19,045
	Lotte Shopping Co. Ltd.	98	4,472
	LX Semicon Co. Ltd.	328	13,155
	Medytox, Inc.	266	22,399
	Misto Holdings Corp.	522	13,464
Ω	Netmarble Corp.	563	21,335
	Nexen Tire Corp.	2,413	10,862
	NH Investment & Securities Co. Ltd.	6,100	86,962
	NHN Corp.	686	13,918
	NongShim Co. Ltd.	85	25,990
	OCI Holdings Co. Ltd.	686	54,850
	Orion Holdings Corp.	1,280	17,042
	Otoki Corp.	47	12,807
	Pan Ocean Co. Ltd.	15,426	41,438
	Paradise Co. Ltd.	1,343	17,401
	People & Technology, Inc.	1,151	34,824
	PSK, Inc.	894	23,561
	S-1 Corp.	864	45,434
	Samsung Card Co. Ltd. (029780 KS)	1,290	44,816
	Samsung Engineering Co. Ltd.	7,913	143,861

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co. Ltd.	2,783	$150,621
	SD Biosensor, Inc.	2,070	13,863
	SeAH Besteel Holdings Corp.	788	15,171
	Sebang Global Battery Co. Ltd.	230	10,503
	Seegene, Inc.	423	7,502
*	Seojin System Co. Ltd.	1,279	24,261
	Shinsegae, Inc.	321	39,124
	Shinyoung Securities Co. Ltd.	199	20,168
	SK Chemicals Co. Ltd.	216	9,571
	SK Discovery Co. Ltd.	469	19,523
	SK Gas Ltd.	123	22,475
*Ω	SK IE Technology Co. Ltd.	1,387	29,797
*	SK oceanplant Co. Ltd.	1,345	19,976
	SL Corp.	831	21,114
	SNT Dynamics Co. Ltd.	859	32,421
*	SNT Holdings Co. Ltd.	412	18,326
*	S-Oil Corp.	1,324	66,642
	Soulbrain Co. Ltd.	174	34,414
	Soulbrain Holdings Co. Ltd.	441	13,233
*	Studio Dragon Corp.	692	22,091
	Taekwang Industrial Co. Ltd.	7	3,937
	TKG Huchems Co. Ltd.	931	11,672
	Youngone Corp.	1,130	45,819
	Youngone Holdings Co. Ltd.	118	11,762
TOTAL SOUTH KOREA			4,643,559
SPAIN — (0.7%)
	Acciona SA	1,026	227,097
	Bankinter SA	5,974	90,053
	Enagas SA	9,735	154,490
	Grifols SA	8,832	114,444
	Mapfre SA	34,440	152,099
Ω	Unicaja Banco SA	34,326	92,674
TOTAL SPAIN			830,857
SWEDEN — (2.1%)
	AFRY AB	4,119	70,662
Ω	Alimak Group AB	1,963	29,000
	Alleima AB	8,885	76,733
*	Asmodee Group AB, Class B	5,754	74,151
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	1,957	$59,739
	Betsson AB, Class B	5,550	86,495
	Bilia AB, Class A	3,140	43,961
	Billerud Aktiebolag	4,901	45,351
Ω	Bravida Holding AB	10,763	90,972
	Bure Equity AB	2,202	64,491
Ω	Dometic Group AB	17,294	84,533
*	Electrolux AB, Class B	12,068	77,872
	Electrolux Professional AB, Class B	4,996	34,699
	Elekta AB, Class B	17,391	88,395
*	Embracer Group AB	3,688	38,435
	Getinge AB, Class B	9,445	221,256
	Granges AB	5,872	85,924
	Holmen AB (HOLMB SS), Class B	1,500	56,679
#	Husqvarna AB (HUSQB SS), Class B	16,611	78,654
#	Lindab International AB	3,436	82,197
	Loomis AB	3,251	130,968
*	Modern Times Group MTG AB, Class B	4,543	61,069
#	NCC AB, Class B	4,042	92,141
	New Wave Group AB, Class B	3,920	46,200
	Nolato AB, Class B	11,064	73,220
*	Norion Bank AB	2,090	15,572
	Pandox AB	4,852	96,805
	Peab AB, Class B	9,301	75,274
	Ratos AB, Class B	8,336	33,723
*Ω	Sinch AB	23,671	85,716
	SkiStar AB	942	15,730
	Storskogen Group AB, Class B	37,074	38,307
	Systemair AB	2,409	19,805
	Vitec Software Group AB, Class B	1,412	49,280
	Vitrolife AB	1,920	29,633
#*	Volvo Car AB, Class B	41,092	142,390
TOTAL SWEDEN			2,496,032
SWITZERLAND — (5.9%)
	Adecco Group AG	8,422	234,825
	Allreal Holding AG	741	177,105
	ALSO Holding AG	238	68,385
	Baloise Holding AG	1,974	490,225
	Banque Cantonale Vaudoise	1,573	182,636
	Barry Callebaut AG	94	122,204
	Bucher Industries AG	359	159,297
	Cembra Money Bank AG	1,611	184,223

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	7,048	$63,193
	DKSH Holding AG	1,763	122,944
	EFG International AG	5,169	107,789
	Emmi AG	119	105,739
	Flughafen Zurich AG	1,059	312,813
Ω	Galenica AG	4,117	443,696
	Helvetia Holding AG	1,729	424,865
	Julius Baer Group Ltd.	10,280	693,987
	Liechtensteinische Landesbank AG	181	17,807
	Logitech International SA (LOGN SW)	1,069	128,514
	Luzerner Kantonalbank AG	979	99,591
	Sandoz Group AG (SDZ SW)	10,201	680,170
	SFS Group AG	777	105,374
	Siegfried Holding AG	582	56,139
	SIG Group AG	8,178	91,436
	Sonova Holding AG	237	64,646
	St. Galler Kantonalbank AG	149	94,513
	Sulzer AG	922	154,089
	Sunrise Communications AG, Class A	2,424	132,865
	Swatch Group AG (UHR SW)	1,652	345,246
	Swatch Group AG (UHRN SW)	2,758	116,941
	Swiss Life Holding AG	103	111,802
	Swiss Prime Site AG	4,175	593,447
	Swissquote Group Holding SA	288	182,979
	Vontobel Holding AG	1,475	111,848
TOTAL SWITZERLAND			6,981,333
TAIWAN — (6.0%)
	AcBel Polytech, Inc.	12,000	16,922
	Acer, Inc.	82,000	79,895
	ADATA Technology Co. Ltd.	7,000	44,937
	Asia Cement Corp.	64,000	75,433
	AUO Corp. (2409 TT)	275,000	108,142
	Bank of Kaohsiung Co. Ltd.	13,390	5,266
*	BES Engineering Corp.	55,000	27,378
	Brighton-Best International Taiwan, Inc.	5,000	5,444
	Catcher Technology Co. Ltd.	14,000	90,275
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	22,000	$16,311
	Central Reinsurance Co. Ltd.	11,000	8,772
	Chailease Holding Co. Ltd.	56,100	187,518
	Chang Hwa Commercial Bank Ltd.	234,150	150,590
	Chang Wah Electromaterials, Inc.	14,000	20,558
	Cheng Loong Corp.	21,000	11,659
	Cheng Shin Rubber Industry Co. Ltd.	34,000	35,247
	Cheng Uei Precision Industry Co. Ltd.	14,000	22,383
	China Airlines Ltd.	123,000	79,742
	China Bills Finance Corp.	43,000	23,277
	China Motor Corp.	16,000	30,284
*	China Petrochemical Development Corp.	125,000	30,441
	China Steel Chemical Corp.	6,000	15,877
	ChipMOS Technologies, Inc. (8150 TT)	20,000	21,040
	Chong Hong Construction Co. Ltd.	8,000	20,462
	Clevo Co.	10,000	12,835
	Compal Electronics, Inc.	103,000	110,061
	Compeq Manufacturing Co. Ltd.	43,000	121,528
	Continental Holdings Corp.	6,000	4,221
	Coretronic Corp.	6,000	17,013
	CTCI Corp.	26,404	26,175
	CyberPower Systems, Inc.	3,000	23,256
	Da-Li Development Co. Ltd.	4,000	6,405
	Ennoconn Corp.	2,000	18,953
	Ennostar, Inc.	21,000	23,345
	Eternal Materials Co. Ltd.	17,000	22,521
	Eva Airways Corp.	114,000	133,821
	Evergreen International Storage & Transport Corp.	10,000	18,606

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	EVERGREEN Steel Corp.	10,000	$34,528
	Everlight Electronics Co. Ltd.	5,000	9,508
	Far Eastern Department Stores Ltd.	36,000	25,307
	Far Eastern International Bank	86,345	35,471
	Far Eastern New Century Corp.	44,000	37,864
	Farglory Land Development Co. Ltd.	12,000	21,024
	Feng Hsin Steel Co. Ltd.	14,000	28,797
	Fitipower Integrated Technology, Inc.	5,000	24,639
*	FLEXium Interconnect, Inc.	13,000	26,643
	Formosa Chemicals & Fibre Corp.	149,000	140,990
	Formosa Taffeta Co. Ltd.	15,000	7,255
	Foxconn Technology Co. Ltd.	17,000	39,296
	Foxsemicon Integrated Technology, Inc.	4,000	47,942
	Fulgent Sun International Holding Co. Ltd.	6,000	18,673
	Fusheng Precision Co. Ltd.	3,000	23,596
	Genius Electronic Optical Co. Ltd.	2,000	27,176
	Global Brands Manufacture Ltd.	12,507	47,302
	Globalwafers Co. Ltd.	11,000	180,851
	Gloria Material Technology Corp.	10,000	11,045
	Goldsun Building Materials Co. Ltd.	17,000	19,987
	Grape King Bio Ltd.	2,000	8,027
	Hannstar Board Corp.	10,000	30,589
*	HannStar Display Corp.	40,000	9,274
	Hiwin Technologies Corp.	6,000	43,321
	Hotai Finance Co. Ltd.	6,000	12,008
	Huaku Development Co. Ltd.	11,550	39,069
	Huang Hsiang Construction Corp.	4,507	6,035
		Shares	Value»
TAIWAN — (Continued)
	IBF Financial Holdings Co. Ltd.	102,869	$50,938
	Innolux Corp.	228,000	98,196
	ITEQ Corp.	9,000	34,075
	Kenda Rubber Industrial Co. Ltd.	19,000	12,372
	KGI Financial Holding Co. Ltd.	435,420	224,608
	Kindom Development Co. Ltd.	16,500	17,843
	Kinpo Electronics	45,000	33,115
	Kinsus Interconnect Technology Corp.	13,000	57,375
	Lotus Pharmaceutical Co. Ltd.	4,000	38,373
*	Macronix International Co. Ltd.	78,000	78,634
*	Mercuries Life Insurance Co. Ltd.	84,301	19,820
	Merida Industry Co. Ltd.	6,000	19,445
	Merry Electronics Co. Ltd.	7,000	23,258
	Mitac Holdings Corp.	39,600	127,827
	Nan Ya Plastics Corp.	120,000	161,472
	Nan Ya Printed Circuit Board Corp.	7,000	65,611
*	Nanya Technology Corp.	52,000	222,066
	O-Bank Co. Ltd.	35,000	10,298
	Orient Semiconductor Electronics Ltd.	16,000	25,124
	Pan German Universal Motors Ltd.	2,000	18,869
	Pan Jit International, Inc.	4,000	10,920
	Pan-International Industrial Corp.	17,000	30,882
	Parade Technologies Ltd.	2,000	44,064
	Pegatron Corp.	48,000	115,478
	Pou Chen Corp.	69,000	65,653
*	Powerchip Semiconductor Manufacturing Corp.	132,000	133,991
	Powertech Technology, Inc.	21,000	117,309
	President Securities Corp.	22,000	16,920
	Primax Electronics Ltd.	19,000	51,123
	Qisda Corp.	21,320	21,423
	Ruentex Development Co. Ltd.	65,000	62,960

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ruentex Industries Ltd.	24,000	$41,869
	Sanyang Motor Co. Ltd.	9,000	17,659
	Sercomm Corp.	12,000	38,459
	Shanghai Commercial & Savings Bank Ltd.	88,000	113,283
	Shin Zu Shing Co. Ltd.	3,000	20,481
	Shinkong Insurance Co. Ltd.	8,000	29,247
	Shinkong Synthetic Fibers Corp.	20,000	8,669
	Sigurd Microelectronics Corp.	19,000	64,282
	Simplo Technology Co. Ltd.	3,000	34,150
	Sino-American Silicon Products, Inc.	20,000	80,930
	Solar Applied Materials Technology Corp.	13,000	24,986
	Sports Gear Co. Ltd.	3,000	10,931
*	Starlux Airlines Co. Ltd.	14,000	10,918
	Supreme Electronics Co. Ltd.	11,000	23,566
	Systex Corp.	5,000	21,013
	Ta Ya Electric Wire & Cable	23,345	31,784
	Tainan Spinning Co. Ltd.	11,000	4,503
	Taiwan Business Bank	174,900	87,119
	Taiwan Cogeneration Corp.	7,000	10,971
	Taiwan Fertilizer Co. Ltd.	29,000	45,333
*	Taiwan Glass Industry Corp.	39,000	35,385
	Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	28,701
	Taiwan Surface Mounting Technology Corp.	11,000	39,213
	Tatung Co. Ltd.	22,000	25,786
	Tong Hsing Electronic Industries Ltd.	3,000	12,187
	Tong Yang Industry Co. Ltd.	7,000	21,962
	Tripod Technology Corp.	3,000	33,178
	TS Financial Holding Co. Ltd (2887 TT)	345,000	209,589
		Shares	Value»
TAIWAN — (Continued)
	Tung Ho Steel Enterprise Corp.	13,000	$26,521
	TXC Corp.	4,000	11,549
	U-Ming Marine Transport Corp.	18,000	32,520
	Unimicron Technology Corp.	58,000	305,691
	Union Bank of Taiwan	18,190	10,961
	Unitech Printed Circuit Board Corp.	12,000	10,219
	UPI Semiconductor Corp.	2,000	12,175
	Wah Lee Industrial Corp.	3,000	8,786
	Walsin Lihwa Corp.	87,429	84,684
	Walsin Technology Corp.	10,000	40,124
	Wan Hai Lines Ltd.	9,000	24,013
	Win Semiconductors Corp.	15,000	52,144
*	Winbond Electronics Corp.	133,000	232,610
	Wisdom Marine Lines Co. Ltd.	17,000	34,828
	WNC Corp.	15,000	60,867
	Yageo Corp.	20,000	160,977
	Yang Ming Marine Transport Corp.	24,000	44,776
	YFY, Inc.	31,000	25,565
*	Yieh Phui Enterprise Co. Ltd.	15,000	7,185
	Yuanta Futures Co. Ltd.	2,000	5,852
	Yulon Finance Corp.	10,500	32,790
	Yulon Motor Co. Ltd.	18,000	19,192
	Zhen Ding Technology Holding Ltd.	28,000	147,854
TOTAL TAIWAN			7,150,889
THAILAND — (0.4%)
	AEON Thana Sinsap Thailand PCL	3,400	11,093
	Amata Corp. PCL	40,100	17,858
	AP Thailand PCL	102,500	27,420
	Bangchak Corp. PCL	28,300	25,819
	Bangkok Commercial Asset Management PCL	140,700	29,371
	Berli Jucker PCL	32,100	18,167
	CH Karnchang PCL	64,800	30,662
*	Energy Absolute PCL	331,300	31,352
	Hana Microelectronics PCL	28,500	20,448

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	IRPC PCL	546,800	$19,447
	Ngern Tid Lor PCL	15,222	9,886
	Regional Container Lines PCL	18,600	14,812
	Sansiri PCL	937,300	40,582
	Sri Trang Agro-Industry PCL	42,100	15,494
	Sri Trang Gloves Thailand PCL	23,000	4,766
	Srisawad Corp. PCL	37,700	32,937
	Star Petroleum Refining PCL	69,000	10,243
	Supalai PCL	68,900	36,437
	Thai Oil PCL	60,700	67,111
	Thai Union Group PCL	120,700	48,900
TOTAL THAILAND			512,805
TURKEY — (0.1%)
	Anadolu Anonim Turk Sigorta Sirketi	40,000	22,040
	Aygaz AS	7,000	32,857
	Enerya Enerji AS	108,379	25,162
	Global Yatirim Holding AS	84,971	23,584
	Sekerbank Turk AS	49,467	9,411
*	Turkiye Sinai Kalkinma Bankasi AS	34,486	10,551
	Ulker Biskuvi Sanayi AS	3,969	10,183
TOTAL TURKEY			133,788
UNITED ARAB EMIRATES — (0.6%)
*	Abu Dhabi Ports Co. PJSC	44,362	55,386
	ADNOC Logistics & Services	30,264	47,274
	Dubai Financial Market PJSC	52,129	21,877
	Dubai Investments PJSC	126,791	114,654
	Dubai Islamic Bank PJSC	26,113	67,550
	Emaar Development PJSC	17,855	72,528
*	Modon Holding PSC	130,467	129,625
*	Multiply Group PJSC	101,095	82,142
	NMDC Group PJSC	8,113	52,819
	Pure Health Holding PJSC	13,117	10,039
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Sharjah Islamic Bank	45,955	$36,911
TOTAL UNITED ARAB EMIRATES			690,805
UNITED KINGDOM — (8.2%)
	Aberdeen Group PLC	108,381	289,056
	Barratt Redrow PLC	78,141	386,674
	Beazley PLC	34,164	417,955
	Bellway PLC	5,154	177,880
	Berkeley Group Holdings PLC	3,930	208,190
*	Canal & SA	37,988	119,544
	Centrica PLC	273,712	645,085
	Croda International PLC	6,030	228,905
	DCC PLC	5,602	369,054
	Drax Group PLC	19,474	184,568
*	Frasers Group PLC	4,973	47,740
	Grafton Group PLC, CDI	9,580	119,794
	Hikma Pharmaceuticals PLC	4,831	116,859
	Hiscox Ltd.	19,708	356,287
	ICG PLC	10,079	256,046
	IG Group Holdings PLC	18,589	272,098
	Inchcape PLC	18,806	188,715
	Informa PLC	8,187	104,248
	Investec PLC	34,111	256,843
	ITV PLC	191,721	175,493
	J Sainsbury PLC	100,261	450,160
	JD Sports Fashion PLC	150,796	184,783
	Johnson Matthey PLC	9,644	270,093
	Kingfisher PLC	105,035	425,978
	Lion Finance Group PLC	2,046	215,390
	M&G PLC	112,005	387,780
	Man Group PLC	65,141	179,972
	Marks & Spencer Group PLC	97,061	507,223
	Mondi PLC	8,777	98,108
*	Ocado Group PLC	9,833	28,319
	OSB Group PLC	21,180	150,123
	Persimmon PLC	9,965	158,375
Ω	Quilter PLC	79,770	190,455
	Rathbones Group PLC	3,617	84,781
	RS Group PLC	25,841	189,127
	Schroders PLC	45,589	227,495
	Spectris PLC	863	46,557
	Taylor Wimpey PLC	110,949	153,469
	TBC Bank Group PLC	2,306	132,116
	TP ICAP Group PLC	46,483	160,318

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
* Vistry Group PLC	26,996	$228,674
Whitbread PLC	9,680	368,520
TOTAL UNITED KINGDOM		9,758,850
UNITED STATES — (0.1%)
Royal Gold, Inc.	743	129,913
TOTAL COMMON STOCKS		115,745,080
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
Banco Pan SA, 2.333%	20,790	39,996
Gerdau SA, 3.379%	40,000	140,819
TOTAL BRAZIL		180,815
COLOMBIA — (0.0%)
Grupo Argos SA, 5.588%	1,239	3,883
Grupo Aval Acciones y Valores SA, 3.140%	89,000	17,940
Grupo de Inversiones Suramericana SA, 3.606%	1,713	18,176
TOTAL COLOMBIA		39,999
	Shares	Value»

GERMANY — (0.4%)
FUCHS SE, 3.020%	2,980	$133,398
Porsche Automobil Holding SE, 5.552%	5,688	226,004
Sixt SE, 4.946%	764	48,536
TOTAL GERMANY		407,938
TOTAL PREFERRED STOCKS		628,752
TOTAL INVESTMENT SECURITIES (Cost $100,255,984)		116,373,832

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	220,915	2,555,319
TOTAL INVESTMENTS — (100.0%)
(Cost $102,811,303)			$118,929,151
As of October 31, 2025, Dimensional World ex U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	12/19/25	$682,463	$687,401	$4,938
Total Futures Contracts			$682,463	$687,401	$4,938

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $5,186,306 or 4.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$4,677,570	—	$4,677,570
Austria	—	329,136	—	329,136
Belgium	—	788,593	—	788,593
Brazil	$1,040,064	—	—	1,040,064
Canada	8,889,051	—	—	8,889,051
Chile	—	59,080	—	59,080
China	529,168	11,281,339	—	11,810,507
Colombia	17,284	—	—	17,284
Denmark	—	2,316,369	—	2,316,369
Finland	—	2,612,592	—	2,612,592
France	—	4,214,858	—	4,214,858
Germany	142,765	3,851,025	—	3,993,790
Greece	—	182,487	—	182,487
Hong Kong	—	1,128,405	—	1,128,405
Hungary	—	3,080	—	3,080
India	—	6,198,316	—	6,198,316
Indonesia	—	205,366	—	205,366
Ireland	—	1,472,334	—	1,472,334
Israel	—	1,235,507	—	1,235,507
Italy	361,782	4,459,796	—	4,821,578
Japan	—	16,836,243	—	16,836,243
Kuwait	—	299,843	—	299,843
Malaysia	—	527,535	—	527,535
Mexico	507,876	—	—	507,876
Netherlands	—	3,260,674	—	3,260,674
New Zealand	—	170,902	—	170,902
Norway	23,040	525,795	—	548,835
Philippines	—	137,046	—	137,046
Poland	—	480,705	—	480,705
Portugal	—	468,308	—	468,308
Qatar	—	194,812	—	194,812
Saudi Arabia	—	955,885	—	955,885
Singapore	—	1,051,621	—	1,051,621
South Africa	—	979,997	—	979,997
South Korea	—	4,643,559	—	4,643,559
Spain	—	830,857	—	830,857
Sweden	—	2,496,032	—	2,496,032
Switzerland	—	6,981,333	—	6,981,333
Taiwan	—	7,150,889	—	7,150,889
Thailand	—	512,805	—	512,805
Turkey	—	133,788	—	133,788
United Arab Emirates	—	690,805	—	690,805
United Kingdom	—	9,758,850	—	9,758,850
United States	129,913	—	—	129,913
Preferred Stocks
Brazil	180,815	—	—	180,815
Colombia	39,999	—	—	39,999

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$407,938	—	$407,938
Securities Lending Collateral	—	2,555,319	—	2,555,319
Total Investments in Securities	$11,861,757	$107,067,394	—	$118,929,151
Financial Instruments
Assets
Futures Contracts**	$4,938	—	—	4,938
Total Financial Instruments	$4,938	—	—	$4,938
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (97.4%)
AUSTRALIA — (7.2%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.966%, 07/16/27		4,000	$4,019,108
National Australia Bank Ltd.
(r)	SOFR + 0.620%, FRN, 4.888%, 06/11/27		2,020	2,024,614
(r)Ω	SOFR + 0.620%, FRN, 4.888%, 06/11/27		1,000	1,002,284
	1.375%, 08/30/28	EUR	1,800	2,015,244
(r)Ω	SOFR + 0.790%, FRN, 5.071%, 01/14/30		1,500	1,513,546
New South Wales Treasury Corp.
	2.250%, 05/07/41	AUD	5,000	2,201,916
Queensland Treasury Corp.
	1.750%, 07/20/34	AUD	10,000	5,133,114
	5.250%, 08/13/38	AUD	6,000	3,921,364
South Australian Government Financing Authority
	2.000%, 05/23/36	AUD	8,000	3,955,479
Treasury Corp. of Victoria
(r)	3M Swap + 0.420%, FRN, 3.978%, 03/17/31	AUD	2,500	1,637,386
	2.250%, 11/20/34	AUD	19,900	10,542,755
	2.000%, 09/17/35	AUD	4,800	2,415,717
	2.000%, 11/20/37	AUD	7,500	3,488,466
Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	5.089%, 07/01/30		5,000	5,047,080
TOTAL AUSTRALIA				48,918,073
AUSTRIA — (0.4%)
Republic of Austria Government Bonds
	3.200%, 07/15/39	EUR	2,500	2,865,534
BELGIUM — (2.7%)
Dexia SA
(r)	SONIA + 1.000%, FRN, 4.989%, 03/25/26	GBP	4,000	5,268,540
Δ	0.000%, 01/21/28	EUR	7,000	7,668,209
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,700	$1,758,638
	1.450%, 06/22/37	EUR	3,750	3,529,426
TOTAL BELGIUM				18,224,813
CANADA — (14.4%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.520%, 06/05/26		4,000	4,022,933
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.30%, FRN, 2.746%, 09/15/27	CAD	3,000	2,142,362
(r)	1 day CAD Overnight Index + 0.38%, FRN, 2.821%, 03/15/30	CAD	3,500	2,501,069
CDP Financial, Inc.
Ω	1.125%, 04/06/27	EUR	1,936	2,197,752
	3.000%, 04/11/29	EUR	800	938,091
City of Montreal
	3.900%, 09/01/34	CAD	1,000	724,801
	2.400%, 12/01/41	CAD	5,000	2,754,590
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	5.238%, 06/15/26	GBP	1,500	1,981,951
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.398%, 08/01/28		950	950,956
Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,609,704
OMERS Finance Trust
	3.250%, 01/28/35	EUR	2,500	2,880,086
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,446,608
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	5,944,487
	3.450%, 12/01/43	CAD	5,000	3,195,144
Province of British Columbia
	4.150%, 06/18/34	CAD	12,800	9,564,476
	3.200%, 06/18/44	CAD	12,000	7,319,953
Province of Manitoba
	3.800%, 06/02/33	CAD	1,500	1,100,303
	4.250%, 06/02/34	CAD	2,000	1,502,378
	4.650%, 03/05/40	CAD	5,000	3,742,540

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	4.400%, 03/05/42	CAD	8,000	$5,783,009
Province of Ontario
	4.150%, 06/02/34	CAD	7,400	5,540,226
	3.500%, 06/02/43	CAD	12,400	8,026,426
Province of Quebec
	3.000%, 01/24/33	EUR	4,700	5,431,690
	5.000%, 12/01/38	CAD	7,000	5,475,577
	5.000%, 12/01/41	CAD	3,000	2,328,837
	4.250%, 12/01/43	CAD	2,800	1,980,413
	TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,439,382
	TOTAL CANADA			98,525,744
FINLAND — (1.3%)
	Finland Government Bonds
Δ	0.000%, 09/15/30	EUR	2,100	2,152,130
Kuntarahoitus OYJ
	3.000%, 09/25/28	EUR	3,000	3,526,728
(r)	SOFR + 1.000%, FRN, 5.068%, 02/02/29		3,000	3,054,505
	TOTAL FINLAND			8,733,363
FRANCE — (8.9%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,652,065
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	2,000	1,748,726
	0.375%, 05/25/36	EUR	500	411,324
	1.125%, 03/02/37	EUR	2,500	2,197,789
Agence France Locale
	3.000%, 08/20/32	EUR	100	114,216
	3.125%, 03/20/34	EUR	8,500	9,614,142
	BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,296,734
	Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,405,016
	French Republic Government Bonds OAT
	1.750%, 06/25/39	EUR	14,000	12,789,669
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,341,151
	Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,252,019
SFIL SA
	3.000%, 09/24/30	EUR	7,400	8,612,480
	3.000%, 06/23/32	EUR	4,800	5,480,359
SNCF Reseau
	2.625%, 12/29/25	EUR	1,500	1,729,893
	0.750%, 05/25/36	EUR	1,500	1,289,171
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	$1,601,888
	TOTAL FRANCE			60,536,642
GERMANY — (2.4%)
Deutsche Bahn AG
	1.125%, 12/18/28	EUR	1,000	1,109,655
	0.750%, 07/16/35	EUR	500	461,539
	0.625%, 04/15/36	EUR	3,400	3,023,715
Kreditanstalt fuer Wiederaufbau
	2.125%, 07/31/28	EUR	2,750	3,166,041
	2.750%, 02/20/31	EUR	6,000	7,014,467
	Land Berlin
	0.100%, 01/18/30	EUR	50	52,308
Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	1,000	1,163,462
Ω	2.875%, 03/11/41		250	190,849
	TOTAL GERMANY			16,182,036
HONG KONG — (0.2%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,500	1,435,785
JAPAN — (6.8%)
	Japan Government Ten Year Bonds
	0.400%, 06/20/33	JPY	700,000	4,196,866
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	6,933,554
	2.400%, 09/20/38	JPY	450,000	3,053,348
	2.200%, 03/20/41	JPY	220,000	1,417,459
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	6,477,776
	1.400%, 09/20/34	JPY	500,000	3,199,727
	1.200%, 09/20/35	JPY	600,000	3,730,894
	0.400%, 03/20/36	JPY	715,000	4,063,265
	0.400%, 06/20/40	JPY	1,000,000	5,047,434
	0.500%, 12/20/41	JPY	700,000	3,434,229
	1.500%, 09/20/43	JPY	540,000	3,019,949
	Sumitomo Mitsui Financial Group, Inc.
	2.296%, 01/12/41		2,507	1,784,220
	TOTAL JAPAN			46,358,721
LUXEMBOURG — (1.0%)
	European Financial Stability Facility
	2.625%, 05/07/30	EUR	850	986,253

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	$1,342,977
	2.250%, 12/19/39	EUR	5,300	4,775,609
	TOTAL LUXEMBOURG			7,104,839
NETHERLANDS — (3.7%)
	ABN AMRO Bank NV
	3.000%, 02/25/31	EUR	5,000	5,814,565
BNG Bank NV
Δ	0.000%, 08/31/28	EUR	6,400	6,928,645
	3.300%, 04/26/29	AUD	1,000	636,562
	0.100%, 01/15/30	EUR	3,800	3,973,664
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.838%, 08/28/26		1,250	1,253,250
(r)	SOFR + 0.890%, FRN, 4.983%, 10/17/29		5,000	5,032,994
	5.250%, 05/24/41		1,000	1,010,102
	Nederlandse Waterschapsbank NV
	2.500%, 05/22/30	EUR	782	901,621
	TOTAL NETHERLANDS			25,551,403
NEW ZEALAND — (0.7%)
	New Zealand Government Bonds
	2.750%, 04/15/37	NZD	6,800	3,349,825
	New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	2,500	1,368,952
	TOTAL NEW ZEALAND			4,718,777
NORWAY — (0.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.162%, 06/17/26		2,000	2,009,077
SPAIN — (0.4%)
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,593,083
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,319,537
(r)	SONIA + 1.000%, FRN, 4.987%, 05/23/29	GBP	5,400	7,262,455
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.896%, 08/16/27		1,500	$1,509,212
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.290%, 04/14/26		486	485,917
(r)	SOFR + 0.300%, FRN, 4.559%, 02/16/29		7,082	7,075,405
European Investment Bank
(r)	SONIA + 0.340%, FRN, 4.328%, 03/12/26	GBP	7,185	9,446,416
	2.150%, 01/18/27	JPY	590,000	3,890,052
Δ	0.000%, 09/28/28	EUR	3,000	3,249,856
(r)	SOFR + 0.320%, FRN, 4.603%, 08/14/29		2,000	2,001,399
European Union
Δ	0.000%, 10/04/28	EUR	1,000	1,081,780
	2.875%, 10/05/29	EUR	6,000	7,048,665
	2.750%, 12/13/32	EUR	6,900	7,950,327
	3.375%, 10/04/39	EUR	3,500	4,005,031
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		606	606,530
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		3,200	3,205,406
(r)	SOFR + 0.270%, FRN, 4.411%, 03/20/28		5,300	5,297,054
(r)	SOFR + 0.350%, FRN, 4.466%, 10/05/28		3,000	3,002,545
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		7,100	7,101,517
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.474%, 01/12/27		2,800	2,803,932

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		4,200	$4,215,708
(r)	SOFR + 0.300%, FRN, 4.580%, 05/15/28		10,000	10,007,225
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.590%, 08/28/28		820	820,111
	1.500%, 04/15/35	AUD	5,300	2,592,346
Nordic Investment Bank
	3.400%, 02/06/26	AUD	500	326,659
(r)	SOFR + 1.000%, FRN, 5.290%, 05/12/26		500	502,117
(r)	3M NIBOR + 1.000%, FRN, 5.190%, 01/27/28	NOK	20,000	2,013,199
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				102,820,401
SWEDEN — (0.6%)
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26		3,180	3,198,413
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.408%, 06/15/26		1,000	1,006,621
TOTAL SWEDEN				4,205,034
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	2,028,838
UNITED KINGDOM — (4.1%)
Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,086,300
HSBC Holdings PLC
	6.100%, 01/14/42		3,000	3,275,511
LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	583,965
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,250,192
Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	400	524,782
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	U.K. Gilts
	1.125%, 01/31/39	GBP	23,000	$19,674,475
	TOTAL UNITED KINGDOM			28,395,225
UNITED STATES — (27.0%)
	Abbott Laboratories
	4.750%, 04/15/43		1,100	1,052,778
	Aetna, Inc.
	4.125%, 11/15/42		680	543,457
	Allstate Corp.
	4.500%, 06/15/43		1,000	889,423
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,504,457
	American Tower Corp.
	0.950%, 10/05/30	EUR	700	733,124
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,665,995
	2.800%, 08/15/41		3,500	2,581,117
	Apple, Inc.
	3.850%, 05/04/43		1,000	852,253
	Assurant, Inc.
	2.650%, 01/15/32		1,000	879,350
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	663,228
	3.500%, 06/01/41		2,500	1,978,019
	4.300%, 12/15/42		1,500	1,283,292
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,285,605
	Bank of America Corp.
	5.875%, 02/07/42		2,600	2,789,943
	Blue Owl Finance LLC
	6.250%, 04/18/34		80	83,016
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,974,719
	Boston Properties LP
	5.750%, 01/15/35		1,234	1,261,857
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,725,627
Broadcom, Inc.
	3.469%, 04/15/34		3,000	2,747,885
Ω	3.137%, 11/15/35		1,000	866,711
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,666,222
	Cigna Group
	4.800%, 08/15/38		1,436	1,366,691
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,475,610
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,616,189
	5.875%, 01/30/42		750	795,222
	CME Group, Inc.
	5.300%, 09/15/43		3,000	3,074,444

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	CNO Financial Group, Inc.
	6.450%, 06/15/34		500	$530,594
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,942,893
	Conagra Brands, Inc.
	5.300%, 11/01/38		500	481,114
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	433,099
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,409,371
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,627,331
	4.650%, 01/15/43		2,000	1,801,635
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.718%, 10/15/28		5,000	5,018,150
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,235,306
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,353,356
	Fox Corp.
	5.476%, 01/25/39		1,700	1,709,274
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	921,394
Gilead Sciences, Inc.
	2.600%, 10/01/40		600	443,356
	5.650%, 12/01/41		3,250	3,395,808
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		1,000	1,102,214
Home Depot, Inc.
	3.300%, 04/15/40		217	178,748
	5.400%, 09/15/40		1,000	1,032,984
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	1,025,388
	HP, Inc.
#	6.000%, 09/15/41		2,500	2,561,699
	Humana, Inc.
	4.950%, 10/01/44		1,000	890,332
	Intel Corp.
	5.625%, 02/10/43		6,000	5,920,710
International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,798,655
	2.850%, 05/15/40		2,900	2,192,778
	4.000%, 06/20/42		800	680,548
	J.M. Smucker Co.
	4.250%, 03/15/35		1,400	1,322,521
	Jabil, Inc.
	3.000%, 01/15/31		800	739,219
Johnson & Johnson
	4.850%, 03/01/32		2,000	2,079,077
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.100%, 09/01/40		6,500	$4,608,307
	JPMorgan Chase & Co.
	5.500%, 10/15/40		3,300	3,462,538
	Kemper Corp.
	3.800%, 02/23/32		410	378,926
	Kroger Co.
	5.150%, 08/01/43		800	761,907
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41		5,200	4,178,393
	Legg Mason, Inc.
	4.750%, 03/15/26		900	900,559
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35		900	973,672
	Lincoln National Corp.
#	7.000%, 06/15/40		1,373	1,555,105
	Loews Corp.
#	4.125%, 05/15/43		5,500	4,741,232
	MetLife, Inc.
	5.875%, 02/06/41		2,000	2,115,195
	Morgan Stanley
	6.375%, 07/24/42		2,600	2,933,076
	Nestle Finance International Ltd.
	3.000%, 01/23/31	EUR	5,000	5,845,185
	NIKE, Inc.
	3.250%, 03/27/40		9,950	8,086,508
	Oracle Corp.
	3.600%, 04/01/40		2,750	2,153,604
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	3,280,421
PulteGroup, Inc.
	6.375%, 05/15/33		850	928,666
	6.000%, 02/15/35		1,000	1,077,660
	Royalty Pharma PLC
	3.300%, 09/02/40		8,000	6,194,673
	RTX Corp.
	4.500%, 06/01/42		2,000	1,817,941
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		1,305	1,265,265
	Tapestry, Inc.
	5.500%, 03/11/35		500	509,171
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		1,800	1,824,270
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,347,630
Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,116,419
	5.350%, 11/01/40		3,500	3,573,679
UnitedHealth Group, Inc.
	5.950%, 02/15/41		2,500	2,645,917
	3.050%, 05/15/41		1,800	1,373,955

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	2,000	$2,316,841
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,420,812
Walmart, Inc.
5.625%, 04/01/40		3,000	3,236,809
2.500%, 09/22/41		4,300	3,115,605
Walt Disney Co.
3.500%, 05/13/40		2,000	1,681,623
TOTAL UNITED STATES			184,605,352
TOTAL BONDS			665,812,740
U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26		11,800	11,801,689
TOTAL INVESTMENT SECURITIES (Cost $704,075,807)			677,614,429

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	505,001	$5,841,345
TOTAL INVESTMENTS — (100.0%)
(Cost $709,917,152)			$683,455,774
As of October 31, 2025, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,068,594	NOK	20,596,738	Citibank, N.A.	11/06/25	$35,203
USD	6,972,853	EUR	5,944,427	Societe Generale	11/07/25	119,853
USD	30,317,117	EUR	25,928,785	UBS AG	11/07/25	425,257
USD	15,344,988	CAD	21,381,952	Bank of New York Mellon	11/10/25	94,507
USD	111,302	NZD	189,864	Citibank, N.A.	11/10/25	2,627
USD	57,599,908	EUR	49,438,391	Citibank, N.A.	11/10/25	595,502
USD	13,686,706	CAD	19,056,385	Citibank, N.A.	11/12/25	93,522
USD	375,422	AUD	565,500	State Street Bank and Trust	11/12/25	5,381
USD	382,462	AUD	583,459	Citibank, N.A.	11/14/25	660
USD	15,114,186	CAD	21,182,705	Australia and New Zealand Bank	11/17/25	399
AUD	729,808	USD	477,464	Goldman Sachs Capital Markets L.P.	11/17/25	123
USD	597,335	GBP	446,350	HSBC Bank	11/17/25	10,948
USD	24,339,666	GBP	18,220,543	UBS AG	11/17/25	402,661
USD	51,606,723	EUR	44,447,383	Australia and New Zealand Bank	11/26/25	310,891
USD	14,812,162	CAD	20,698,192	Citibank, N.A.	11/26/25	37,263
USD	54,359,142	JPY	8,275,327,014	Royal Bank of Canada	11/26/25	547,033
USD	26,504,599	GBP	19,869,002	State Street Bank and Trust	11/26/25	401,432
USD	53,780,938	EUR	46,102,500	HSBC Bank	11/28/25	568,964
USD	15,982,881	CAD	22,383,838	Societe Generale	11/28/25	3,088
USD	121,495	NZD	208,995	Citibank, N.A.	12/18/25	1,673
USD	4,448,105	NZD	7,755,416	Citibank, N.A.	12/22/25	963

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	83,899	USD	48,095	Citibank, N.A.	12/22/25	$15
USD	103,696	NZD	176,347	Citibank, N.A.	12/23/25	2,570
Total Appreciation						$3,660,535
NOK	210,358	USD	21,063	Citibank, N.A.	11/06/25	$(296)
EUR	7,177,991	USD	8,351,169	Bank of New York Mellon	11/10/25	(74,664)
USD	504,861	AUD	775,586	Societe Generale	11/12/25	(2,652)
USD	971,066	CAD	1,361,484	State Street Bank and Trust	11/12/25	(99)
USD	144,987	AUD	222,668	Citibank, N.A.	11/14/25	(722)
USD	33,952,261	AUD	52,064,119	Citibank, N.A.	11/17/25	(118,500)
USD	2,116,885	AUD	3,262,889	Societe Generale	11/24/25	(18,529)
EUR	339,383	USD	396,460	Citibank, N.A.	11/26/25	(4,785)
EUR	846,214	USD	986,484	Societe Generale	11/26/25	(9,886)
EUR	1,891,715	USD	2,190,793	HSBC Bank	11/28/25	(7,356)
Total (Depreciation)						$(237,489)
Total Appreciation (Depreciation)						$3,423,046
As of October 31, 2025, the value of Rule 144A securities amounted to $14,929,969 or 2.1% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$48,918,073	—	$48,918,073
Austria	—	2,865,534	—	2,865,534
Belgium	—	18,224,813	—	18,224,813
Canada	—	98,525,744	—	98,525,744
Finland	—	8,733,363	—	8,733,363
France	—	60,536,642	—	60,536,642
Germany	—	16,182,036	—	16,182,036
Hong Kong	—	1,435,785	—	1,435,785
Japan	—	46,358,721	—	46,358,721
Luxembourg	—	7,104,839	—	7,104,839
Netherlands	—	25,551,403	—	25,551,403
New Zealand	—	4,718,777	—	4,718,777
Norway	—	2,009,077	—	2,009,077
Spain	—	2,593,083	—	2,593,083
Supranational Organization Obligations	—	102,820,401	—	102,820,401
Sweden	—	4,205,034	—	4,205,034
Switzerland	—	2,028,838	—	2,028,838
United Kingdom	—	28,395,225	—	28,395,225
United States	—	184,605,352	—	184,605,352

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$11,801,689	—	$11,801,689
Securities Lending Collateral	—	5,841,345	—	5,841,345
Total Investments in Securities	—	$683,455,774	—	$683,455,774
Financial Instruments
Assets
Forward Currency Contracts**	—	3,660,535	—	3,660,535
Liabilities
Forward Currency Contracts**	—	(237,489)	—	(237,489)
Total Financial Instruments	—	$3,423,046	—	$3,423,046
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	Emerging Markets Sustainability Core 1 Portfolio*
ASSETS:
Investment Securities at Value (including $99,872, $7,279, $214,660 and $52,305 of securities on loan, respectively)	$7,983,737	$517,738	$4,097,304	$1,217,037
Temporary Cash Investments at Value & Cost	22,999	1,364	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $102,354, $7,437, $151,019 and $14,886, respectively)	102,354	7,437	151,019	14,886
Foreign Currencies at Value	—	—	1,492	2,384
Cash	1	—	18,053	3,463
Receivables:
Investment Securities Sold	1,040	278	1,402	171
Dividends and Interest	2,901	176	20,234	1,038
Securities Lending Income	22	2	162	155
Fund Shares Sold	4,092	331	2,654	547
Prepaid Expenses and Other Assets	22	13	10	5
Total Assets	8,117,168	527,339	4,292,330	1,239,686
LIABILITIES:
Payables:
Upon Return of Securities Loaned	102,369	7,439	151,058	14,894
Investment Securities Purchased	2,705	480	2,207	1,490
Fund Shares Redeemed	4,130	97	1,604	653
Due to Advisor	957	125	703	358
Unrealized Loss on Foreign Currency Contracts	—	—	3	2
Deferred Taxes Payable	—	—	—	10,548
Accrued Expenses and Other Liabilities	427	30	169	157
Total Liabilities	110,588	8,171	155,744	28,102
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,006,580	$519,168	$4,136,586	$1,211,584
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	153,957,557	25,396,130	264,637,732	102,168,071
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$52.01	$20.44	$15.63	$11.86
Investment Securities at Cost	$3,691,502	$434,574	$2,554,929	$790,968
Foreign Currencies at Cost	$—	$—	$1,500	$2,385
NET ASSETS CONSIST OF:
Paid-In Capital	$3,759,942	$437,615	$2,681,378	$914,088
Total Distributable Earnings (Loss)	4,246,638	81,553	1,455,208	297,496
NET ASSETS	$8,006,580	$519,168	$4,136,586	$1,211,584
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional World ex U.S. Sustainability Targeted Value Portfolio	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $3,624 and $5,720 of securities on loan, respectively)	$116,374	$677,614
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,555 and $5,841, respectively)	2,555	5,841
Segregated Cash for Futures Contracts	149	—
Foreign Currencies at Value	640	250
Cash	371	5,085
Receivables:
Investment Securities Sold	23	2,202
Dividends, Interest and Tax Reclaims	340	6,401
Securities Lending Income	3	1
Fund Shares Sold	40	630
Due from Advisor	9	—
Unrealized Gain on Forward Currency Contracts	—	3,661
Unrealized Gain on Foreign Currency Contracts	—	7
Deferred Offering Costs	45	—
Prepaid Expenses and Other Assets	16	20
Total Assets	120,565	701,712
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,555	5,840
Fund Shares Redeemed	79	604
Due to Advisor	—	106
Futures Variation Margin	74	—
Unrealized Loss on Forward Currency Contracts	—	238
Deferred Taxes Payable	112	—
Accrued Expenses and Other Liabilities	58	42
Total Liabilities	2,878	6,830
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$117,687	$694,882
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,056,854	72,214,812
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.70	$9.62
Investment Securities at Cost	$100,256	$704,076
Foreign Currencies at Cost	$644	$253
NET ASSETS CONSIST OF:
Paid-In Capital	$102,238	$819,336
Total Distributable Earnings (Loss)	15,449	(124,454)
NET ASSETS	$117,687	$694,882
(1) NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	U.S. Sustainability Targeted Value Portfolio	International Sustainability Core 1 Portfolio	Emerging Markets Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $28, $11, $9,577 and $3,865, respectively)	$91,947	$8,628	$102,056	$27,824
Dividend Income from Affiliates	3,774	349	3,876	—
Income from Securities Lending, Net	213	30	1,614	1,332
Total Investment Income	95,934	9,007	107,546	29,156
Expenses
Investment Management Fees	10,846	1,357	7,481	3,894
Accounting & Transfer Agent Fees	1,262	109	718	235
Custodian Fees	99	19	255	459
Filing Fees	60	27	39	28
Shareholders' Reports	76	24	63	40
Directors'/Trustees' Fees & Expenses	62	4	28	9
Professional Fees	108	6	86	83
Previously Waived Fees Recovered by Advisor (Note C)	—	28	—	9
Other	811	41	145	72
Total Expenses	13,324	1,615	8,815	4,829
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2	—	126
Fees Paid Indirectly (Note C)	—	—	219	—
Net Expenses	13,324	1,613	8,596	4,703
Net Investment Income (Loss)	82,610	7,394	98,950	24,453
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(11,478)	3,629	26,945	(3,176)[1]
Affiliated Investment Companies Shares Sold	23	2	14	2
Futures	797	31	(28)	(239)
Foreign Currency Transactions	—	—	522	(240)
In-Kind Redemptions	501,918	29,654	5,111	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	767,985	(6,061)	706,546	228,744 [2]
Affiliated Investment Companies Shares	(1)	—	(2)	(1)
Translation of Foreign Currency-Denominated Amounts	—	—	778	64
Net Realized and Unrealized Gain (Loss)	1,259,244	27,255	739,886	225,154
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,341,854	$34,649	$838,836	$249,607
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$—	$1,900
[2]Including foreign capital gain taxes of:	$—	$—	$—	$2,317
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional World ex U.S. Sustainability Targeted Value PortfolioƱ	DFA Global Sustainability Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $214 and $0, respectively)	$1,908	—
Dividend Income from Affiliates	7	$213
Interest	—	26,467
Income from Securities Lending, Net	11	20
Total Investment Income	1,926	26,700
Fund Expenses
Investment Management Fees	203	1,250
Accounting & Transfer Agent Fees	14	176
Custodian Fees	53	19
Filing Fees	10	32
Shareholders' Reports	3	32
Directors'/Trustees' Fees & Expenses	—	5
Professional Fees	1	10
Organizational & Offering Costs	43	—
Previously Waived Fees Recovered by Advisor (Note C)	42	—
Other	8	22
Total Fund Expenses	377	1,546
Fees Waived, Expenses Reimbursed by Advisor (Note C)	112	—
Net Expenses	265	1,546
Net Investment Income (Loss)	1,661	25,154
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(974)	(15,420)
Affiliated Investment Companies Shares Sold	—	1
Futures	168	—
Foreign Currency Transactions	(242)	110
Forward Currency Contracts	—	3,797
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,002 [2]	26,699
Futures	5	—
Translation of Foreign Currency-Denominated Amounts	(7)	(14)
Forward Currency Contracts.	—	(3,422)
Net Realized and Unrealized Gain (Loss)	14,952	11,751
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,613	$36,905
[2]Including foreign capital gain taxes of:	$(112)	$—

Ʊ
The Portfolio commenced operations on May 06, 2025.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,610	$81,020	$7,394	$5,560	$98,950	$88,191
Net Realized Gain (Loss) on:
Investment Securities Sold	(11,478)	(20,757)	3,629	(5,771)	26,945	(6,768)
Affiliated Investment Companies Shares Sold	23	(16)	2	(2)	14	(18)
Futures	797	649	31	490	(28)	—
Foreign Currency Transactions	—	—	—	—	522	211
In-Kind Redemptions	501,918	156,673	29,654	21,264	5,111	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	767,985	1,839,746	(6,061)	85,532	706,546	637,362
Affiliated Investment Companies Shares	(1)	2	—	—	(2)	3
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	778	(53)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,341,854	2,057,317	34,649	107,073	838,836	718,928
Distributions:
Institutional Class Shares	(77,045)	(78,612)	(6,925)	(7,706)	(113,546)	(92,775)
Capital Share Transactions (1):
Shares Issued	1,978,243	1,360,512	149,319	133,842	512,394	362,534
Shares Issued in Lieu of Cash Distributions	68,449	71,334	6,904	7,682	104,744	85,219
Shares Redeemed	(2,712,522)	(1,301,245)	(133,831)	(106,543)	(647,929)	(497,156)
Net Increase (Decrease) from Capital Share Transactions	(665,830)	130,601	22,392	34,981	(30,791)	(49,403)
Total Increase (Decrease) in Net Assets	598,979	2,109,306	50,116	134,348	694,499	576,750
Net Assets
Beginning of Year	7,407,601	5,298,295	469,052	334,704	3,442,087	2,865,337
End of Year	$8,006,580	$7,407,601	$519,168	$469,052	$4,136,586	$3,442,087
(1) Shares Issued and Redeemed:
Shares Issued	42,823	33,500	7,714	7,337	36,883	29,113
Shares Issued in Lieu of Cash Distributions	1,459	1,752	350	425	7,358	6,731
Shares Redeemed	(57,218)	(32,281)	(6,873)	(5,859)	(46,436)	(39,622)
Net Increase (Decrease) from Shares Issued and Redeemed	(12,936)	2,971	1,191	1,903	(2,195)	(3,778)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio		Dimensional World ex U.S. Sustainability Targeted Value Portfolio	DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Period May 06, 2025Ʊ to Oct 31, 2025	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,453	$22,622	$1,661	$25,154	$25,702
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,176)	(21,829)	(974)	(15,420)	(28,022)
Affiliated Investment Companies Shares Sold	2	(1)	—	1	1
Futures	(239)	324	168	—	—
Foreign Currency Transactions	(240)	(188)	(242)	110	103
Forward Currency Contracts	—	—	—	3,797	(8,183)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	228,744	197,994	16,002	26,699	86,164
Affiliated Investment Companies Shares	(1)	1	—	—	—
Futures	—	—	5	—	—
Translation of Foreign Currency-Denominated Amounts	64	(45)	(7)	(14)	71
Forward Currency Contracts	—	—	—	(3,422)	5,092
Net Increase (Decrease) in Net Assets Resulting from Operations	249,607	198,878	16,613	36,905	80,928
Distributions:
Institutional Class Shares	(32,300)	(27,592)	(1,080)	(30,015)	(38,475)
Capital Share Transactions (1):
Shares Issued	115,652	185,929	106,720	149,156	152,397
Shares Issued in Lieu of Cash Distributions	31,301	26,864	1,080	29,904	38,377
Shares Redeemed	(243,873)	(172,394)	(5,646)	(198,817)	(303,935)
Net Increase (Decrease) from Capital Share Transactions	(96,920)	40,399	102,154	(19,757)	(113,161)
Total Increase (Decrease) in Net Assets	120,387	211,685	117,687	(12,867)	(70,708)
Net Assets
Beginning of Year	1,091,197	879,512	—	707,749	778,457
End of Year	$1,211,584	$1,091,197	$117,687	$694,882	$707,749
(1) Shares Issued and Redeemed:
Shares Issued	11,569	19,652	10,465	15,691	16,080
Shares Issued in Lieu of Cash Distributions	2,980	2,853	96	3,153	4,053
Shares Redeemed	(23,895)	(18,582)	(505)	(20,970)	(32,168)
Net Increase (Decrease) from Shares Issued and Redeemed	(9,346)	3,923	10,056	(2,126)	(12,035)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$44.39	$32.32	$30.29	$36.55	$25.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.49	0.45	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	7.59	12.06	2.02	(5.85)	11.17
Total from Investment Operations	8.08	12.55	2.47	(5.44)	11.54
Less Distributions:
Net Investment Income	(0.46)	(0.48)	(0.44)	(0.38)	(0.39)
Net Realized Gains	—	—	—	(0.44)	—
Total Distributions	(0.46)	(0.48)	(0.44)	(0.82)	(0.39)
Net Asset Value, End of Year	$52.01	$44.39	$32.32	$30.29	$36.55
Total Return	18.32%	38.97%	8.14%	(15.14%)	45.64%
Net Assets, End of Year (thousands)	$8,006,580	$7,407,601	$5,298,295	$4,861,577	$5,624,655
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.17%	0.17%	0.17%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.22%	1.38%	1.25%	1.13%
Portfolio Turnover Rate	13%	4%	8%	7%	8%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$19.38	$15.01	$16.20	$18.06	$11.28
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.24	0.23	0.22	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.04	4.47	(0.83)	(1.12)	6.81
Total from Investment Operations	1.34	4.71	(0.60)	(0.90)	7.04
Less Distributions:
Net Investment Income	(0.28)	(0.23)	(0.21)	(0.21)	(0.20)
Net Realized Gains	—	(0.11)	(0.38)	(0.75)	(0.06)
Total Distributions	(0.28)	(0.34)	(0.59)	(0.96)	(0.26)
Net Asset Value, End of Period	$20.44	$19.38	$15.01	$16.20	$18.06
Total Return	6.97%	31.53%	(3.89%)	(5.18%)	62.79%
Net Assets, End of Period (thousands)	$519,168	$469,052	$334,704	$322,482	$285,842
Ratio of Expenses to Average Net Assets	0.33%	0.34%	0.34%	0.36%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.33%	0.34%	0.34%	0.37%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.32%	1.41%	1.33%	1.39%
Portfolio Turnover Rate	20%	16%	26%	29%	21%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$12.90	$10.59	$9.60	$13.43	$10.09
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.33	0.30	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	2.79	2.33	0.95	(3.80)	3.31
Total from Investment Operations	3.16	2.66	1.25	(3.49)	3.60
Less Distributions:
Net Investment Income	(0.43)	(0.35)	(0.26)	(0.34)	(0.26)
Total Distributions	(0.43)	(0.35)	(0.26)	(0.34)	(0.26)
Net Asset Value, End of Year	$15.63	$12.90	$10.59	$9.60	$13.43
Total Return	24.85%	25.17%	12.91%	(26.29%)	35.82%
Net Assets, End of Year (thousands)	$4,136,586	$3,442,087	$2,865,337	$2,655,705	$3,386,249
Ratio of Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.60%	2.64%	2.70%	2.28%
Portfolio Turnover Rate	12%	14%	13%	14%	7%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.79	$8.17	$7.30	$10.51	$8.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.21	0.22	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14	1.67	0.85	(3.05)	1.49
Total from Investment Operations	2.37	1.88	1.07	(2.82)	1.69
Less Distributions:
Net Investment Income	(0.30)	(0.26)	(0.20)	(0.22)	(0.17)
Net Realized Gains	—	—	—	(0.17)	—
Total Distributions	(0.30)	(0.26)	(0.20)	(0.39)	(0.17)
Net Asset Value, End of Period	$11.86	$9.79	$8.17	$7.30	$10.51
Total Return	24.64%	23.11%	14.54%	(27.51%)	18.83%
Net Assets, End of Period (thousands)	$1,211,584	$1,091,197	$879,512	$796,520	$963,873
Ratio of Expenses to Average Net Assets	0.42%	0.44%	0.44%	0.46%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.43%	0.44%	0.44%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.26%	2.58%	2.45%	1.87%
Portfolio Turnover Rate	6%	13%	17%	14%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Dimensional World Ex U.S. Sustainability Targeted Value Portfolio
Period May 6, 2025Ʊ to Oct 31, 2025

Net Asset Value, Beginning of Year	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	1.63
Total from Investment Operations	1.81
Less Distributions:
Net Investment Income	(0.11)
Total Distributions	(0.11)
Net Asset Value, End of Year	$11.70
Total Return	18.19%(B)
Net Assets, End of Year (thousands)	$117,687
Ratio of Expenses to Average Net Assets	0.52%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.74%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.25%(C)(D)
Portfolio Turnover Rate	7%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$9.52	$9.01	$8.96	$11.00	$11.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.33	0.27	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	0.68	0.02	(2.03)	(0.37)
Total from Investment Operations	0.51	1.01	0.29	(1.83)	(0.20)
Less Distributions:
Net Investment Income	(0.41)	(0.50)	(0.24)	(0.20)	(0.18)
Net Realized Gains	—	—	—	(0.01)	(0.02)
Total Distributions	(0.41)	(0.50)	(0.24)	(0.21)	(0.20)
Net Asset Value, End of Period	$9.62	$9.52	$9.01	$8.96	$11.00
Total Return	5.49%	11.29%	3.19%	(16.88%)	(1.78%)
Net Assets, End of Period (thousands)	$694,882	$707,749	$778,457	$819,220	$891,738
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.22%	0.23%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.52%	2.87%	1.99%	1.55%
Portfolio Turnover Rate	38%	45%	39%	29%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and three operational portfolios as of October 31, 2025, six of which, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Dimensional World ex U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange

("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Sustainability Core 1 Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.

For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	0.40%
DFA Global Sustainability Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver  Agreements  for the Portfolios will remain in effect through February 28, 2026. The Fee Waiver  Agreements may only be terminated by the Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Sustainability Core 1 Portfolio (1)	0.25%	—	—
U.S. Sustainability Targeted Value Portfolio (2)	0.34%	$28	$2
International Sustainability Core 1 Portfolio (1)	0.38%	—	—
Emerging Markets Sustainability Core 1 Portfolio (2)	0.42%	9	126
Dimensional World ex U.S. Sustainability Targeted Value Portfolio (1)	0.52%	42	112
DFA Global Sustainability Fixed Income Portfolio (2)	0.25%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each
Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver Agreement for Emerging
Markets Sustainability Core 1 Portfolio was 0.65% of the average net assets of a class of the Portfolio on an annualized basis.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Emerging Markets Sustainability Core 1 Portfolio	$—	$—	$117	$117
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	—	—	70	70

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$219
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$27
U.S. Sustainability Targeted Value Portfolio	2
International Sustainability Core 1 Portfolio	14
Emerging Markets Sustainability Core 1 Portfolio	4
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	—
DFA Global Sustainability Fixed Income Portfolio	3

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios) (amounts in thousands):
	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	—	$1,011,555	$991,518
U.S. Sustainability Targeted Value Portfolio	—	169,637	97,061

	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
International Sustainability Core 1 Portfolio	—	$459,053	$489,243
Emerging Markets Sustainability Core 1 Portfolio	—	68,727	172,222
Dimensional World ex U.S. Sustainability Targeted Value Portfolio Ʊ	—	108,288	7,026
DFA Global Sustainability Fixed Income Portfolio	$34,616	255,626	229,661

Ʊ The Portfolio commenced operations on May 06, 2025.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$63,782	$1,304,408	$1,265,858	$23	$(1)	$102,354	8,849	$3,774	—
Total	$63,782	$1,304,408	$1,265,858	$23	$(1)	$102,354		$3,774	—
U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,719	$123,926	$126,210	$2	—	$7,437	643	$349	—
Total	$9,719	$123,926	$126,210	$2	—	$7,437		$349	—
International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$108,478	$1,256,098	$1,213,569	$14	$(2)	$151,019	13,056	$3,876	—
Total	$108,478	$1,256,098	$1,213,569	$14	$(2)	$151,019		$3,876	—
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$17,392	$124,423	$126,930	$2	$(1)	$14,886	1,287	—	—
Total	$17,392	$124,423	$126,930	$2	$(1)	$14,886		—	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
DFA Short Term Investment Fund	—	$9,509	$6,954	—	—	$2,555	221	$7	—
Total	—	$9,509	$6,954	—	—	$2,555		$7	—
DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$4,847	$57,939	$56,946	$1	—	$5,841	505	$213	—
Total	$4,847	$57,939	$56,946	$1	—	$5,841		$213	—
F. Federal Income Taxes:
Each Portfolio has qualified (and with respect to Dimensional World ex U.S. Sustainability Targeted Value Portfolio intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio
2024	$78,612	—	$78,612
2025	77,045	—	77,045
U.S. Sustainability Targeted Value Portfolio
2024	5,210	$2,496	7,706
2025	6,925	—	6,925
International Sustainability Core 1 Portfolio
2024	92,775	—	92,775

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$113,546	—	$113,546
Emerging Markets Sustainability Core 1 Portfolio
2024	27,592	—	27,592
2025	32,300	—	32,300
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
2025	1,080	—	1,080
DFA Global Sustainability Fixed Income Portfolio
2024	38,475	—	38,475
2025	30,015	—	30,015

Dimensional World ex U.S. Sustainability Targeted Value Portfolio Fund commenced operations on May 6, 2025 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	—	—	$(42,914)	$4,289,574	$4,246,660
U.S. Sustainability Targeted Value Portfolio	—	—	(1,604)	83,156	81,552
International Sustainability Core 1 Portfolio	$41,962	—	(71,827)	1,485,088	1,455,223
Emerging Markets Sustainability Core 1 Portfolio	8,166	—	(100,240)	389,567	297,493
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	1,599	—	(802)	14,653	15,450
DFA Global Sustainability Fixed Income Portfolio	7,010	—	(108,495)	(22,961)	(124,446)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Sustainability Core 1 Portfolio	$42,914
U.S. Sustainability Targeted Value Portfolio	1,604
International Sustainability Core 1 Portfolio	71,827
Emerging Markets Sustainability Core 1 Portfolio	100,240
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	802
DFA Global Sustainability Fixed Income Portfolio	108,495

During the year ended October 31, 2025, the Portfolios utilized the following amounts of capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
U.S. Sustainability Targeted Value Portfolio	$3,660
International Sustainability Core 1 Portfolio	21,736

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$3,819,515	$4,398,032	$(108,457)	$4,289,575
U.S. Sustainability Targeted Value Portfolio	443,383	115,037	(31,881)	83,156
International Sustainability Core 1 Portfolio	2,763,871	1,588,474	(104,023)	1,484,451
Emerging Markets Sustainability Core 1 Portfolio	831,820	469,613	(69,510)	400,103
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	104,154	16,966	(2,191)	14,775
DFA Global Sustainability Fixed Income Portfolio	706,385	11,721	(34,650)	(22,929)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Global Sustainability Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operation as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$ —	$233
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	—	342
DFA Global Sustainability Fixed Income Portfolio	479,588	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)	Equity Contracts (2)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	$5	—	$5
DFA Global Sustainability Fixed Income Portfolio	3,661	$3,661	—

Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (3)
DFA Global Sustainability Fixed Income Portfolio	$(238)	$(238)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Sustainability Core 1 Portfolio	$797	—	$797
U.S. Sustainability Targeted Value Portfolio	31	—	31
International Sustainability Core 1 Portfolio	(28)	—	(28)
Emerging Markets Sustainability Core 1 Portfolio	(239)	—	(239)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	168	—	168
DFA Global Sustainability Fixed Income Portfolio	3,797	$3,797	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	$5	—	$5
DFA Global Sustainability Fixed Income Portfolio	(3,422)	$(3,422)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the following Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
DFA Global Sustainability Fixed Income Portfolio
Citibank, N.A.	$770	$(124)	—	—	$646	$124	$(124)	—	—	—
State Street Bank and Trust	407	—	—	—	407	—	—	—	—	—
Societe Generale	123	(31)	—	—	92	31	(31)	—	—	—
UBS AG	828	—	—	—	828	—	—	—	—	—
Bank of New York Mellon	95	(75)	—	—	20	75	(75)	—	—	—
Australia and New Zealand Bank	311	—	—	—	311	—	—	—	—	—
HSBC Bank	580	(8)	—	—	572	8	(8)	—	—	—
Royal Bank of Canada	547	—	—	—	547	—	—	—	—	—
Goldman Sachs Capital Markets L.P.	—	—	—	—	—	—	—	—	—	—
Total	$3,661	$(238)	—	—	$3,423	$238	$(238)	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Sustainability Core 1 Portfolio	4.84%	$539	1	—	$539	—
U.S. Sustainability Targeted Value Portfolio	5.33%	839	1	—	839	—
International Sustainability Core 1 Portfolio	5.00%	3,241	6	$3	10,778	—
Emerging Markets Sustainability Core 1 Portfolio	5.01%	1,334	66	12	6,263	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	5.01%	68	10	—	155	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the year ended October 31, 2025, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Sustainability Core 1 Portfolio	Borrower	4.54%	$246,602	5	$154	$339,689	—
Emerging Markets Sustainability Core 1 Portfolio	Borrower	4.68%	36,921	2	10	40,792	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Sustainability Core 1 Portfolio	$51,380	$107,697	$(24,787)
U.S. Sustainability Targeted Value Portfolio	31,607	20,786	1,325
International Sustainability Core 1 Portfolio	38,461	83,358	(11,611)
Emerging Markets Sustainability Core 1 Portfolio	66	275	(265)
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	2,865	1,533	(320)
J. Securities Lending:
As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Sustainability Core 1 Portfolio	$73,072
Emerging Markets Sustainability Core 1 Portfolio	41,127
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	1,273

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2025, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$501,918
U.S. Sustainability Targeted Value Portfolio	29,654
International Sustainability Core 1 Portfolio	5,111

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The

ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating ASU 2023-09 for the Portfolios, but does not expect the guidance to materially impact the financial statements.
For the Dimensional World ex U.S. Sustainability Targeted Value Portfolio, which commenced operations and was required to adopt ASU 2023-09 during the period ended October 31, 2025, the Portfolio did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
O. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Sustainability Core 1 Portfolio	3	72%	0%
U.S. Sustainability Targeted Value Portfolio	3	95%	0%
International Sustainability Core 1 Portfolio	2	73%	0%
Emerging Markets Sustainability Core 1 Portfolio	2	81%	0%
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	2	98%	0%
DFA Global Sustainability Fixed Income Portfolio	3	91%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended ended October 31, 2025, the Portfolios’ activity in the program was as follows (amounts in thousands):
	Value of Purchases	Service Fees
U.S. Sustainability Core 1 Portfolio	$327,085	$454
U.S. Sustainability Targeted Value Portfolio	17,094	24
International Sustainability Core 1 Portfolio	9,170	14
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the six portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (six of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

Emerging Markets Sustainability Core 1 Portfolio

DFA Global Sustainability Fixed Income Portfolio

	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and 2021
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	For the period May 6, 2025 (commencement of operations) through October 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Sustainability Targeted Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	74%	—	6%	85%	—	—
Emerging Markets Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	42%	—	12%	86%	—	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	100%	—	—	—	—	100%	—	58%	—	7%	65%	—	—
DFA Global Sustainability Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	4%	—	—	35%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable

DFA-103125-006A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA Equity Allocation Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of October 31, 2025.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (3.2%)
*	Advantage Solutions, Inc.	70,033	$89,642
*	AMC Networks, Inc., Class A	10,041	76,111
*	Angi, Inc.	17,850	236,870
	Array Digital Infrastructure, Inc.	21,433	1,052,789
	ATN International, Inc.	7,699	111,866
*	Bandwidth, Inc., Class A	11,593	187,227
*	Boston Omaha Corp., Class A	13,414	170,626
*	Bumble, Inc., Class A	39,209	217,610
*	BuzzFeed, Inc.	8,809	14,359
	Cable One, Inc.	2,010	298,585
*	Cardlytics, Inc.	15,304	29,690
*	Cars.com, Inc.	26,413	283,676
*	Cineverse Corp.	3,946	12,035
*	DHI Group, Inc.	22,706	44,050
*	DoubleVerify Holdings, Inc.	30,313	344,962
*	EchoStar Corp., Class A	2,296	171,902
	Entravision Communications Corp., Class A	31,641	65,497
*	Eventbrite, Inc., Class A	739	1,707
*	EW Scripps Co., Class A	33,487	81,373
*	Frontier Communications Parent, Inc.	68,161	2,573,759
*	Gaia, Inc.	2,866	14,301
*	Gambling.com Group Ltd.	6,316	45,033
*	Gannett Co., Inc.	46,930	248,729
*	GCI Liberty, Inc. (GLBKV US), Class C	7,756	284,063
*	GCI Liberty, Inc. (GLIBA US), Class A	1,334	48,784
	Gray Media, Inc.	40,200	183,714
*	Integral Ad Science Holding Corp.	17,919	182,953
	Interpublic Group of Cos., Inc.	71,191	1,826,761
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc. (WLY US), Class A	11,582	$427,028
*	Liberty Broadband Corp. (LBRDA US), Class A	2,683	143,514
*	Liberty Broadband Corp. (LBRDK US), Class C	18,224	980,816
*	Liberty Global Ltd. (LBTYA US), Class A	51,625	567,875
*	Liberty Global Ltd. (LBTYK US), Class C	48,598	541,868
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	147,904
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	547,016
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	70,631
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	168,524
*	Lionsgate Studios Corp.	13,009	83,648
*	Marchex, Inc., Class B	494	865
	Marcus Corp.	13,447	193,637
	National CineMedia, Inc.	25,946	114,681
	Nexstar Media Group, Inc.	11,834	2,316,269
*	Nextdoor Holdings, Inc.	2,616	5,101
	Omnicom Group, Inc.	6,082	456,272
#	Paramount Skydance Corp., Class B	33,566	516,581
*	Playstudios, Inc.	12,335	11,472
*	PubMatic, Inc., Class A	14,446	120,769
*	Reservoir Media, Inc.	12,792	97,219
	Saga Communications, Inc., Class A	2,918	35,746

2

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	12,850	$368,409
	Shenandoah Telecommunications Co.	22,072	271,927
	Shutterstock, Inc.	5,023	125,726
	Sinclair, Inc.	8,983	122,708
#*	Sphere Entertainment Co.	1,221	83,614
	Spok Holdings, Inc.	6,453	92,213
*	Starz Entertainment Corp.	867	9,112
	Sunrise Communications AG, ADR, Class A	12,429	676,138
*	Teads Holding Co.	3,669	5,430
*	TechTarget, Inc.	621	3,409
	TEGNA, Inc.	63,695	1,252,881
	Telephone & Data Systems, Inc.	43,900	1,704,198
*	TripAdvisor, Inc.	22,841	366,826
#*	TrueCar, Inc.	39,501	86,902
*	Urban One, Inc. (UONE US)	2,835	3,600
*	Urban One, Inc. (UONEK US)	7,214	4,401
*	Vimeo, Inc.	30,393	237,065
*	Vivid Seats, Inc., Class A	163	2,023
*	WideOpenWest, Inc.	12,070	61,919
*	Yelp, Inc.	12,836	423,331
*	Ziff Davis, Inc.	16,605	562,909
*	ZoomInfo Technologies, Inc.	73,373	823,245
TOTAL COMMUNICATION SERVICES			23,734,096
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	15,632	56,275
*	1stdibs.com, Inc.	9,776	35,194
*	Abercrombie & Fitch Co., Class A	5,144	373,197
	Academy Sports & Outdoors, Inc.	27,579	1,320,758
*	Adient PLC	32,435	752,168
	ADT, Inc.	219,610	1,941,352
*	Adtalem Global Education, Inc.	5,080	497,942
	Advance Auto Parts, Inc.	369	17,391
	A-Mark Precious Metals, Inc.	11,160	296,633
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Axle & Manufacturing Holdings, Inc.	58,417	$362,185
	American Eagle Outfitters, Inc.	72,825	1,216,906
*	American Outdoor Brands, Inc.	6,121	42,051
*	American Public Education, Inc.	8,469	283,627
#*	America's Car-Mart, Inc.	2,967	65,986
	Aramark	25,089	950,371
*	Ark Restaurants Corp.	411	3,004
	Arko Corp.	26,642	117,358
*	Asbury Automotive Group, Inc.	7,513	1,762,550
	Autoliv, Inc.	3,914	457,155
*	AutoNation, Inc.	10,798	2,158,196
	Bassett Furniture Industries, Inc.	5,100	75,225
*	Beazer Homes USA, Inc.	10,374	232,378
*	Biglari Holdings, Inc. (BH US), Class B	800	289,048
*	Biglari Holdings, Inc. (BH/A US), Class A	30	52,597
*	Birkenstock Holding PLC	18,337	731,830
*	BJ's Restaurants, Inc.	10,427	354,101
	BorgWarner, Inc.	84,918	3,648,077
	Brightstar Lottery PLC	2,090	34,819
	Brunswick Corp.	20,693	1,368,014
*	Caesars Entertainment, Inc.	34,099	685,390
#	Caleres, Inc.	13,403	147,969
*	CarMax, Inc.	32,742	1,372,217
	Carriage Services, Inc.	3,397	151,846
	Carter's, Inc.	14,193	445,660
	Cato Corp., Class A	9,508	36,606
*	Cavco Industries, Inc.	33	17,483
	Century Communities, Inc.	13,543	804,454
*	Champion Homes, Inc.	8,105	553,004
*	Chegg, Inc.	34,010	36,051
*	Citi Trends, Inc.	2,758	98,792
	Clarus Corp.	12,720	42,485
	Columbia Sportswear Co.	12,729	631,740
*	Contextlogic Holdings, Inc.	5,813	43,772

3

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cooper-Standard Holdings, Inc.	4,292	$129,704
#	Cracker Barrel Old Country Store, Inc.	5,345	180,127
*	Crocs, Inc.	12,243	1,000,131
*	Culp, Inc.	2,832	11,385
	Dana, Inc.	57,009	1,157,283
	Designer Brands, Inc., Class A	19,219	70,918
*	Destination XL Group, Inc.	24,758	24,738
	Dick's Sporting Goods, Inc.	381	84,372
	Dillard's, Inc., Class A	390	234,031
*	Dorman Products, Inc.	7,112	953,933
*	Dream Finders Homes, Inc., Class A	6,463	127,967
*	Duluth Holdings, Inc., Class B	9,088	24,992
*	El Pollo Loco Holdings, Inc.	18,381	187,854
	Escalade, Inc.	3,057	35,186
	Ethan Allen Interiors, Inc.	12,381	299,249
*	Figs, Inc., Class A	10,881	81,172
*	First Watch Restaurant Group, Inc.	19,583	322,924
	Flexsteel Industries, Inc.	2,242	76,654
*	Fossil Group, Inc.	1,522	3,166
*	Fox Factory Holding Corp.	12,081	267,111
*	Funko, Inc., Class A	16,160	50,419
	Gap, Inc.	117,211	2,678,271
*	Genesco, Inc.	5,646	163,790
	Gentex Corp.	25,481	597,529
*	Gentherm, Inc.	8,895	327,336
*	G-III Apparel Group Ltd.	20,294	544,894
*	Global Business Travel Group I	12,493	98,195
	Golden Entertainment, Inc.	10,039	202,788
*	Goodyear Tire & Rubber Co.	110,906	764,142
*	GoPro, Inc., Class A	25,979	51,179
	Graham Holdings Co., Class B	1,455	1,472,649
*	Green Brick Partners, Inc.	11,839	766,457
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	3,815	$1,516,615
*	GrowGeneration Corp.	22,304	33,902
	Guess?, Inc.	20,913	355,103
	Hamilton Beach Brands Holding Co., Class A	2,800	39,396
	Harley-Davidson, Inc.	46,753	1,261,396
	Haverty Furniture Cos., Inc. (HVT US)	7,037	153,477
*	Helen of Troy Ltd.	8,103	150,959
*	Hilton Grand Vacations, Inc.	27,546	1,141,782
*	Holley, Inc.	2,247	6,449
	Hooker Furnishings Corp.	6,091	55,306
*	Hovnanian Enterprises, Inc., Class A	1,358	163,272
	J Jill, Inc.	2,152	32,431
	JAKKS Pacific, Inc.	4,636	78,812
	Johnson Outdoors, Inc., Class A	4,228	172,206
	KB Home	23,222	1,449,517
#	Kohl's Corp.	40,192	653,924
#	Krispy Kreme, Inc.	41,045	147,352
	Lakeland Industries, Inc.	3,668	60,375
*	Lands' End, Inc.	11,127	175,139
*	Latham Group, Inc.	22,247	161,291
*	Laureate Education, Inc.	731	21,221
	La-Z-Boy, Inc.	19,420	615,614
	LCI Industries	8,636	893,740
	Lear Corp.	20,616	2,157,464
*	Legacy Housing Corp.	9,304	208,921
	Leggett & Platt, Inc.	6,486	60,579
*	LGI Homes, Inc.	9,377	382,675
*	Life Time Group Holdings, Inc.	32,504	803,824
	Lifetime Brands, Inc.	8,766	29,717
*	Lincoln Educational Services Corp.	4,503	87,448
	Lithia Motors, Inc.	9,693	3,044,377
	LKQ Corp.	59,846	1,912,678
*	Lovesac Co.	6,021	83,511
*	M/I Homes, Inc.	5,985	749,262
	Macy's, Inc.	110,139	2,146,609
*	Malibu Boats, Inc., Class A	8,085	225,329

4

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marine Products Corp.	5,374	$45,410
*	MarineMax, Inc.	9,447	234,002
	Marriott Vacations Worldwide Corp.	13,143	867,175
*	MasterCraft Boat Holdings, Inc.	4,040	81,042
*	Mattel, Inc.	90,147	1,656,902
	Matthews International Corp., Class A	13,348	312,610
	Meritage Homes Corp.	19,382	1,309,448
*	MGM Resorts International	4,159	133,213
*	Mister Car Wash, Inc.	39,947	223,304
*	Mobileye Global, Inc., Class A	2,892	38,030
*	Mohawk Industries, Inc.	23,630	2,685,313
	Monarch Casino & Resort, Inc.	777	69,984
	Monro, Inc.	12,368	181,191
*	Motorcar Parts of America, Inc.	9,753	166,386
	Movado Group, Inc.	8,389	152,764
*	National Vision Holdings, Inc.	30,132	775,899
#	Newell Brands, Inc.	164,352	558,797
*	OneWater Marine, Inc., Class A	5,322	82,651
#*	Outdoor Holding Co.	8,130	13,008
	Oxford Industries, Inc.	5,981	220,400
	Patrick Industries, Inc.	14,194	1,481,428
*	Penn Entertainment, Inc.	13,599	223,840
	Penske Automotive Group, Inc.	8,576	1,372,760
	Perdoceo Education Corp.	30,611	972,205
*	Petco Health & Wellness Co., Inc.	77,249	245,652
*	PetMed Express, Inc.	5,743	14,760
	Phinia, Inc.	17,167	891,139
	Polaris, Inc.	10,438	689,952
#*	Portillo's, Inc., Class A	29,352	157,033
*	Pursuit Attractions & Hospitality, Inc.	2,749	97,535
	PVH Corp.	23,368	1,830,415
	RCI Hospitality Holdings, Inc.	2,105	52,436
	Rocky Brands, Inc.	3,792	106,897
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sally Beauty Holdings, Inc.	40,019	$604,687
#	Shoe Carnival, Inc.	14,057	257,665
	Signet Jewelers Ltd.	17,468	1,726,712
	Smith & Wesson Brands, Inc.	23,502	225,267
*	Solid Power, Inc.	14,592	91,638
*	Solo Brands, Inc., Class A	49	698
	Sonic Automotive, Inc., Class A	10,903	692,668
*	Sportsman's Warehouse Holdings, Inc.	19,768	48,827
	Standard Motor Products, Inc.	10,327	383,442
	Steven Madden Ltd.	17,351	588,372
*	Stoneridge, Inc.	10,877	74,072
	Strategic Education, Inc.	9,712	737,918
*	Strattec Security Corp.	2,014	123,579
*	Stride, Inc.	700	47,628
	Sturm Ruger & Co., Inc.	3,323	140,928
	Superior Group of Cos., Inc.	6,372	59,514
*	Target Hospitality Corp.	18,647	143,395
*	Taylor Morrison Home Corp.	47,338	2,805,723
	Thor Industries, Inc.	20,515	2,140,740
*	Tile Shop Holdings, Inc.	13,626	85,299
#*	Tilly's, Inc., Class A	10,706	16,380
	Toll Brothers, Inc.	31,924	4,308,144
*	Topgolf Callaway Brands Corp.	66,954	630,037
*	Traeger, Inc.	13,972	12,854
*	Tri Pointe Homes, Inc.	41,682	1,327,572
*	Under Armour, Inc. (UA US), Class C	74,642	331,411
*	Under Armour, Inc. (UAA US), Class A	69,844	321,981
*	Unifi, Inc.	9,361	41,750
*	Universal Electronics, Inc.	7,047	27,413
	Upbound Group, Inc.	17,686	342,755
*	Urban Outfitters, Inc.	21,096	1,363,013
*	Vera Bradley, Inc.	15,150	35,603
*	Victoria's Secret & Co.	11,977	422,189
	Visteon Corp.	7,442	797,485

5

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	4,829	$138,447
#	Whirlpool Corp.	9,116	652,979
	Winnebago Industries, Inc.	13,411	505,729
*	Zumiez, Inc.	9,329	201,973
TOTAL CONSUMER DISCRETIONARY			99,186,144
CONSUMER STAPLES — (5.4%)
	Albertsons Cos., Inc., Class A	86,933	1,537,845
	Alico, Inc.	3,858	135,840
	Andersons, Inc.	17,271	799,820
	B&G Foods, Inc.	23,025	92,100
*	BellRing Brands, Inc.	4,705	141,762
*	Boston Beer Co., Inc. , Class A	2,182	451,652
	Brown-Forman Corp. (BF/A US), Class A	627	17,004
	Bunge Global SA	24,865	2,352,229
	Calavo Growers, Inc.	4,647	103,210
	Cal-Maine Foods, Inc.	16,192	1,421,658
	Campbell's Co.	74,605	2,247,849
*	Central Garden & Pet Co. (CENT US)	4,869	149,332
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	567,241
	Conagra Brands, Inc.	147,638	2,537,897
*	Coty, Inc., Class A	142,000	563,740
*	Darling Ingredients, Inc.	51,820	1,660,831
	Dole PLC	31,178	397,208
	Edgewell Personal Care Co.	19,405	376,263
*	Farmer Bros Co.	6,541	11,512
	Flowers Foods, Inc.	33,271	396,923
	Fresh Del Monte Produce, Inc.	23,077	815,772
*	Grocery Outlet Holding Corp.	36,781	500,589
*	Hain Celestial Group, Inc.	33,640	39,022
*	HF Foods Group, Inc.	2,946	6,363
	Hormel Foods Corp.	75,773	1,635,939
	Ingles Markets, Inc., Class A	7,277	502,841
	Ingredion, Inc.	22,149	2,556,216
	J&J Snack Foods Corp.	2,839	240,321
	J.M. Smucker Co.	25,349	2,624,889
	John B Sanfilippo & Son, Inc.	2,288	143,641
	Limoneira Co.	4,672	66,015
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Maplebear, Inc.	17,981	$662,780
*	Medifast, Inc.	1,266	15,217
	MGP Ingredients, Inc.	3,372	81,602
*	Mission Produce, Inc.	22,424	258,325
	Molson Coors Beverage Co., Class B	67,833	2,965,659
*	Natural Alternatives International, Inc.	1,808	5,044
*	Nature's Sunshine Products, Inc.	7,774	104,794
	Nu Skin Enterprises, Inc., Class A	13,799	147,925
	Oil-Dri Corp. of America	3,264	180,793
*	Olaplex Holdings, Inc.	6,036	6,277
	Pilgrim's Pride Corp.	31,492	1,199,845
*	Post Holdings, Inc.	12,682	1,318,040
	PriceSmart, Inc.	11,522	1,324,339
	Reynolds Consumer Products, Inc.	31,843	778,243
	Seaboard Corp.	312	1,051,434
*	Seneca Foods Corp. (SENEA US), Class A	2,914	314,231
*	Simply Good Foods Co.	34,909	683,169
	Spectrum Brands Holdings, Inc.	10,514	566,494
	Tootsie Roll Industries, Inc.	4,843	170,910
*	TreeHouse Foods, Inc.	22,996	418,527
*	United Natural Foods, Inc.	24,213	911,619
	Universal Corp.	11,264	570,860
*	USANA Health Sciences, Inc.	7,508	158,794
	Utz Brands, Inc.	11,726	123,475
	Village Super Market, Inc., Class A	5,438	170,590
	Weis Markets, Inc.	11,893	753,303
*	Willamette Valley Vineyards, Inc.	206	659
TOTAL CONSUMER STAPLES			40,036,472
ENERGY — (9.0%)
*	Amplify Energy Corp.	18,572	84,317
*	Antero Resources Corp.	67,570	2,088,589
	APA Corp.	126,318	2,861,103
	Archrock, Inc.	40,946	1,034,705

6

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	20,003	$251,838
#	Atlas Energy Solutions, Inc.	25,262	312,744
	Berry Corp.	36,589	123,305
*	Bristow Group, Inc.	11,552	470,166
	Cactus, Inc., Class A	9,499	419,571
	California Resources Corp.	32,409	1,528,732
	Chord Energy Corp. (CHRD US)	10,711	971,702
#	Civitas Resources, Inc.	32,681	942,193
*	Clean Energy Fuels Corp.	84,004	240,251
*	CNX Resources Corp.	68,559	2,307,696
#*	Comstock Resources, Inc.	69,202	1,297,537
	Core Laboratories, Inc.	11,696	186,434
	Core Natural Resources, Inc.	4,614	364,506
	Crescent Energy Co., Class A	100,089	843,750
	DHT Holdings, Inc.	77,872	1,034,140
*	DMC Global, Inc.	9,940	80,116
	Dorian LPG Ltd.	19,585	565,027
*	DT Midstream, Inc.	16,661	1,824,213
	Energy Services of America Corp.	2,810	30,798
	Epsilon Energy Ltd.	6,821	32,741
	Evolution Petroleum Corp.	11,610	50,852
*	Expro Group Holdings NV	35,866	487,060
*	Forum Energy Technologies, Inc.	4,690	125,598
	FutureFuel Corp.	22,698	89,203
*	Geospace Technologies Corp.	4,922	124,723
#*	Gevo, Inc.	28,870	67,556
	Granite Ridge Resources, Inc.	39,654	209,373
*	Green Plains, Inc.	7,761	79,783
*	Gulf Island Fabrication, Inc.	8,360	65,292
*	Gulfport Energy Corp.	2,458	457,213
*	Helix Energy Solutions Group, Inc.	66,556	447,256
	Helmerich & Payne, Inc.	39,845	1,046,330
	HF Sinclair Corp.	60,990	3,147,084
		Shares	Value†
ENERGY — (Continued)
*	Innovex International, Inc.	13,881	$278,592
	International Seaways, Inc.	19,284	987,919
	Kodiak Gas Services, Inc.	21,353	787,499
*	Kosmos Energy Ltd.	83,098	130,464
	Liberty Energy, Inc.	65,828	1,192,145
	Magnolia Oil & Gas Corp., Class A	53,227	1,195,478
*	Mammoth Energy Services, Inc.	9,096	18,556
	Matador Resources Co.	47,038	1,856,119
	Murphy Oil Corp.	61,922	1,752,393
*	Nabors Industries Ltd.	3,363	163,173
	NACCO Industries, Inc., Class A	3,182	134,535
*	National Energy Services Reunited Corp.	10,697	134,996
	Natural Gas Services Group, Inc.	5,881	163,727
#	Noble Corp. PLC	40,957	1,202,088
	Nordic American Tankers Ltd.	89,134	328,013
#	Northern Oil & Gas, Inc.	39,529	874,777
	NOV, Inc.	139,443	2,035,868
*	Oceaneering International, Inc.	22,794	530,872
*	Oil States International, Inc.	23,301	139,107
	Ovintiv, Inc.	90,299	3,387,115
*	Par Pacific Holdings, Inc.	14,118	564,438
	Patterson-UTI Energy, Inc.	156,730	982,697
	Peabody Energy Corp.	52,289	1,433,764
	Permian Resources Corp.	265,855	3,339,139
*	PrimeEnergy Resources Corp.	646	87,365
*	ProPetro Holding Corp.	47,514	493,195
	Range Resources Corp.	53,215	1,891,793
	Ranger Energy Services, Inc., Class A	9,962	136,878
*	REX American Resources Corp.	16,358	523,947

7

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Riley Exploration Permian, Inc.	8,003	$208,238
	RPC, Inc.	82,897	431,064
	SandRidge Energy, Inc.	16,894	201,208
	Scorpio Tankers, Inc.	21,314	1,315,074
*	SEACOR Marine Holdings, Inc.	10,107	64,280
*	Seadrill Ltd.	23,676	747,215
	Select Water Solutions, Inc.	42,441	490,618
	SFL Corp. Ltd.	60,832	453,807
	SM Energy Co.	47,193	985,862
	Smart Sand, Inc.	3,473	7,467
	Solaris Energy Infrastructure, Inc.	2,495	132,809
*	Talos Energy, Inc.	71,087	697,363
	Teekay Corp. Ltd.	39,916	383,992
	Teekay Tankers Ltd., Class A	14,514	885,354
*	TETRA Technologies, Inc.	38,553	272,184
*	Tidewater, Inc.	9,603	485,816
*	Transocean Ltd.	309,638	1,189,010
	VAALCO Energy, Inc.	40,235	158,124
*	Valaris Ltd.	27,301	1,532,132
	Viper Energy, Inc., Class A	8,553	321,251
*	Vital Energy, Inc.	5,052	79,367
#	Vitesse Energy, Inc.	11,502	250,168
	Weatherford International PLC	11,353	836,603
	World Kinect Corp.	29,274	756,733
TOTAL ENERGY			65,925,888
FINANCIALS — (28.6%)
	1st Source Corp.	9,136	543,044
*	Acacia Research Corp.	28,128	97,604
	ACNB Corp.	3,377	152,573
	Affiliated Managers Group, Inc.	2,674	636,305
	Alerus Financial Corp.	10,029	211,812
	Ally Financial, Inc.	110,586	4,309,536
	Amalgamated Financial Corp.	11,191	305,067
*	Ambac Financial Group, Inc.	19,413	159,381
	Amerant Bancorp, Inc.	4,798	80,462
	American Coastal Insurance Corp.	7,611	90,114
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	8,456	$1,113,486
	Ameris Bancorp	27,764	1,988,458
	AmeriServ Financial, Inc.	6,300	19,215
	Ames National Corp.	4,229	88,217
	Arrow Financial Corp.	6,960	194,114
	Associated Banc-Corp.	65,362	1,619,017
	Associated Capital Group, Inc., Class A	738	26,937
	Assurant, Inc.	5,210	1,103,061
	Assured Guaranty Ltd.	19,403	1,563,494
	Atlantic Union Bankshares Corp.	48,222	1,568,179
*	Atlanticus Holdings Corp.	5,316	292,965
	Auburn National BanCorp, Inc.	44	1,141
	Axis Capital Holdings Ltd.	21,515	2,015,095
*	Axos Financial, Inc.	20,940	1,632,901
	Banc of California, Inc.	47,523	806,465
	BancFirst Corp.	375	40,823
	Bank First Corp.	1,299	158,634
	Bank of Hawaii Corp.	3,372	218,944
	Bank of Marin Bancorp	8,173	210,455
	Bank of NT Butterfield & Son Ltd.	11,773	544,619
	Bank OZK	45,165	2,031,973
	Bank7 Corp.	1,372	56,952
	BankFinancial Corp.	6,411	70,842
	BankUnited, Inc.	28,884	1,157,671
	Bankwell Financial Group, Inc.	2,946	127,709
#	Banner Corp.	14,404	869,858
	Bar Harbor Bankshares	7,076	207,539
	BayCom Corp.	5,636	153,637
	BCB Bancorp, Inc.	8,990	71,381
	Beacon Financial Corp.	37,688	917,326
*	Blue Foundry Bancorp	8,269	68,137
*	Blue Ridge Bankshares, Inc.	2,012	9,014
	BOK Financial Corp.	21,196	2,216,678
	Bread Financial Holdings, Inc.	19,436	1,217,665

8

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	9,928	$163,415
*	Brighthouse Financial, Inc.	25,341	1,446,211
	Burke & Herbert Financial Services Corp.	2,550	150,093
	Business First Bancshares, Inc.	11,335	277,934
*	BV Financial, Inc.	3,545	57,784
	Byline Bancorp, Inc.	15,732	420,674
	C&F Financial Corp.	1,703	116,502
	Cadence Bank	66,147	2,496,388
*	California BanCorp	2,443	45,171
	Camden National Corp.	6,763	258,008
	Capital Bancorp, Inc.	3,528	98,061
	Capital City Bank Group, Inc.	8,430	327,927
	Capitol Federal Financial, Inc.	58,512	353,413
*	Carter Bankshares, Inc.	9,177	156,743
	Cass Information Systems, Inc.	872	34,470
	Cathay General Bancorp	28,379	1,289,826
	Central Pacific Financial Corp.	10,905	310,902
	CF Bankshares, Inc.	1,337	31,018
	Chemung Financial Corp.	1,723	87,304
	ChoiceOne Financial Services, Inc.	876	25,089
	Citizens & Northern Corp.	6,264	121,271
	Citizens Community Bancorp, Inc.	2,817	44,086
	Citizens Financial Services, Inc.	710	38,901
	City Holding Co.	610	71,907
	Civista Bancshares, Inc.	7,147	153,875
	CNB Financial Corp.	9,197	226,246
	CNO Financial Group, Inc.	32,607	1,304,932
	Colony Bankcorp, Inc.	6,665	106,573
	Columbia Banking System, Inc.	92,853	2,488,460
*	Columbia Financial, Inc.	11,316	166,911
	Comerica, Inc.	44,824	3,429,036
	Commerce Bancshares, Inc.	18,870	993,128
		Shares	Value†
FINANCIALS — (Continued)
	Community Financial System, Inc.	15,875	$880,745
	Community Trust Bancorp, Inc.	8,667	443,707
	Community West Bancshares	7,208	152,665
	ConnectOne Bancorp, Inc.	22,861	550,036
*	Consumer Portfolio Services, Inc.	9,697	81,455
	Cullen/Frost Bankers, Inc.	8,502	1,046,936
*	Customers Bancorp, Inc.	13,764	923,840
	CVB Financial Corp.	47,253	868,038
	Diamond Hill Investment Group, Inc.	17	2,182
	DigitalBridge Group, Inc.	38,290	452,971
	Dime Community Bancshares, Inc.	15,816	415,170
	Donegal Group, Inc. (DGICA US), Class A	12,902	241,913
	Donegal Group, Inc. (DGICB US), Class B	592	9,022
	Eagle Bancorp Montana, Inc.	1,910	30,999
	Eagle Bancorp, Inc.	12,616	211,318
	Eagle Financial Services, Inc.	386	13,977
	East West Bancorp, Inc.	10,187	1,034,999
	Eastern Bankshares, Inc.	17,334	303,865
*	eHealth, Inc.	10,722	55,647
	Employers Holdings, Inc.	12,740	485,776
	Enact Holdings, Inc.	17,618	629,315
*	Encore Capital Group, Inc.	8,269	343,825
*	Enova International, Inc.	11,534	1,379,120
	Enterprise Financial Services Corp.	14,118	739,360
	Equity Bancshares, Inc., Class A	7,163	290,173
	Essent Group Ltd.	37,252	2,256,354
	Everest Group Ltd.	1,234	388,118
*	EZCORP, Inc., Class A	24,896	454,352

9

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	F&G Annuities & Life, Inc.	7,735	$229,343
	Farmers & Merchants Bancorp, Inc.	4,508	107,741
	Farmers National Banc Corp.	14,377	186,613
	FB Financial Corp.	18,993	1,025,812
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	521,767
	Fidelis Insurance Holdings Ltd.	14,373	258,427
*	Finance of America Cos., Inc., Class A	1,718	37,796
	Financial Institutions, Inc.	8,034	228,407
*	Finwise Bancorp	878	16,849
	First American Financial Corp.	34,905	2,181,912
	First BanCorp	59,213	1,154,061
	First Bancorp, Inc.	4,291	106,374
	First Bancorp/Southern Pines NC	15,311	743,196
	First Bank	9,659	150,874
	First Busey Corp.	35,722	798,744
	First Business Financial Services, Inc.	3,548	179,564
	First Commonwealth Financial Corp.	44,620	682,240
	First Community Bankshares, Inc.	8,793	284,366
	First Community Corp.	2,787	74,719
#	First Financial Bancorp	40,714	953,115
	First Financial Bankshares, Inc.	7,684	237,359
	First Financial Corp.	5,163	275,291
*»	First Financial Northwest, Inc.	2,949	3,539
*	First Foundation, Inc.	16,026	87,181
	First Hawaiian, Inc.	45,360	1,112,681
	First Horizon Corp.	186,047	3,973,964
	First Internet Bancorp	4,583	81,302
	First Interstate BancSystem, Inc., Class A	36,371	1,136,594
	First Merchants Corp.	23,413	830,693
	First Mid Bancshares, Inc.	9,047	323,249
	First Northwest Bancorp	2,324	21,079
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	2,632	$90,883
*	First Western Financial, Inc.	2,880	66,499
	FirstCash Holdings, Inc.	96	15,216
*	Firstsun Capital Bancorp	4,907	167,034
	Five Star Bancorp	3,648	129,540
	Flagstar Bank NA	336	3,837
	Flushing Financial Corp.	14,017	191,612
*	Flywire Corp.	499	6,647
	FNB Corp.	131,924	2,073,845
	Franklin Financial Services Corp.	986	44,666
	Franklin Resources, Inc.	140,025	3,165,965
	FS Bancorp, Inc.	3,495	135,222
	Fulton Financial Corp.	72,404	1,257,658
	FVCBankcorp, Inc.	2,378	29,059
*	Genworth Financial, Inc.	182,036	1,536,384
	German American Bancorp, Inc.	7,675	295,795
	Glacier Bancorp, Inc.	5,369	219,324
	Globe Life, Inc.	18,524	2,436,091
*	GoHealth, Inc., Class A	897	3,552
	Great Southern Bancorp, Inc.	5,547	308,968
*	Green Dot Corp., Class A	19,681	228,496
*	Greenlight Capital Re Ltd., Class A	15,670	189,920
*	Hamilton Insurance Group Ltd., Class B	18,366	434,723
	Hancock Whitney Corp.	32,688	1,866,812
	Hanmi Financial Corp.	13,939	367,990
	Hanover Bancorp, Inc.	1,044	21,621
	Hanover Insurance Group, Inc.	4,433	757,511
	HarborOne Bancorp, Inc.	20,136	243,646
	HBT Financial, Inc.	7,866	191,852
	Heritage Commerce Corp.	28,102	292,261
	Heritage Financial Corp.	15,148	336,134
*	Heritage Insurance Holdings, Inc.	11,919	281,646

10

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	21,057	$680,141
#	Hingham Institution For Savings	766	225,403
	Home Bancorp, Inc.	3,022	160,619
	Home BancShares, Inc.	38,636	1,031,968
	HomeTrust Bancshares, Inc.	6,308	247,968
	Hope Bancorp, Inc.	53,176	557,816
	Horace Mann Educators Corp.	17,638	788,595
	Horizon Bancorp, Inc.	21,774	339,674
	Huntington Bancshares, Inc.	4,826	74,513
	Independent Bank Corp. (IBCP US)	9,636	291,200
	Independent Bank Corp. (INDB US)	16,989	1,143,190
	International Bancshares Corp.	21,234	1,409,513
*	International Money Express, Inc.	2,142	31,894
	Invesco Ltd.	156,477	3,708,505
	Investar Holding Corp.	4,282	101,740
	Investors Title Co.	721	186,443
	Jackson Financial, Inc., Class A	30,536	3,078,334
	James River Group Holdings Ltd.	1,564	7,976
	Janus Henderson Group PLC	49,752	2,167,197
	Kearny Financial Corp.	31,702	202,576
	Kemper Corp.	21,764	979,162
	Lakeland Financial Corp.	828	47,237
	Landmark Bancorp, Inc.	284	7,296
	LCNB Corp.	4,043	62,100
*	LendingClub Corp.	43,067	748,935
	Lincoln National Corp.	25,714	1,079,988
	Live Oak Bancshares, Inc.	14,052	437,579
	MainStreet Bancshares, Inc.	762	14,135
*	Mechanics Bancorp, Class A	8,369	112,061
	Mercantile Bank Corp.	7,428	325,718
	Merchants Bancorp	13,888	433,167
	Mercury General Corp.	19,773	1,528,453
		Shares	Value†
FINANCIALS — (Continued)
	Meridian Corp.	4,436	$63,390
	Metrocity Bankshares, Inc.	4,795	122,800
	Metropolitan Bank Holding Corp.	3,999	265,014
	MGIC Investment Corp.	91,916	2,520,337
#	Mid Penn Bancorp, Inc.	5,793	164,811
	Midland States Bancorp, Inc.	7,968	116,652
	MidWestOne Financial Group, Inc.	1,576	58,296
	MVB Financial Corp.	4,208	107,641
	National Bank Holdings Corp., Class A	12,704	453,025
	National Bankshares, Inc.	1,859	53,223
	Navient Corp.	59,434	726,878
	NBT Bancorp, Inc.	19,343	782,811
	Nelnet, Inc., Class A	11,976	1,545,503
*	NerdWallet, Inc., Class A	8,811	102,824
*	NI Holdings, Inc.	966	12,751
	Nicolet Bankshares, Inc.	5,082	600,388
*	NMI Holdings, Inc.	31,403	1,144,011
	Northeast Bank	3,766	324,931
	Northeast Community Bancorp, Inc.	5,087	99,909
	Northfield Bancorp, Inc.	21,268	217,359
	Northrim BanCorp, Inc.	10,292	226,218
	Northwest Bancshares, Inc.	59,556	697,401
	Norwood Financial Corp.	1,470	39,117
	Oak Valley Bancorp	1,867	50,932
	OceanFirst Financial Corp.	25,645	466,226
	OFG Bancorp	21,588	834,592
	Ohio Valley Banc Corp.	197	6,895
*	Old Market Capital Corp.	1,554	8,392
	Old National Bancorp	118,603	2,423,059
	Old Republic International Corp.	40,617	1,602,747
	Old Second Bancorp, Inc.	19,804	355,482
	OneMain Holdings, Inc.	41,143	2,435,254

11

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Onity Group, Inc.	3,382	$126,724
	OP Bancorp	4,262	56,898
*	Oportun Financial Corp.	14,967	79,774
	Oppenheimer Holdings, Inc., Class A	3,757	262,088
	Orange County Bancorp, Inc.	498	12,176
	Origin Bancorp, Inc.	10,722	371,625
	Orrstown Financial Services, Inc.	6,818	226,903
	Park National Corp.	4,842	736,904
	Parke Bancorp, Inc.	4,963	107,250
	Pathward Financial, Inc.	8,745	595,185
*	Paysafe Ltd.	22,709	250,026
	PCB Bancorp	5,178	109,100
	Peapack-Gladstone Financial Corp.	7,927	200,553
	PennyMac Financial Services, Inc.	15,383	1,935,335
	Peoples Bancorp of North Carolina, Inc.	1,852	54,504
	Peoples Bancorp, Inc.	15,500	443,300
	Peoples Financial Services Corp.	3,356	149,476
	Pinnacle Financial Partners, Inc.	17,232	1,468,339
	Plumas Bancorp	212	8,700
*	Ponce Financial Group, Inc.	8,672	122,362
	Popular, Inc.	23,920	2,666,362
*	PRA Group, Inc.	16,082	220,484
	Preferred Bank	5,144	464,246
	Primis Financial Corp.	11,170	121,585
	Princeton Bancorp, Inc.	440	13,675
*	ProAssurance Corp.	18,506	443,219
	PROG Holdings, Inc.	6,066	175,489
	Prosperity Bancshares, Inc.	34,555	2,274,410
*	Provident Bancorp, Inc.	5,513	70,291
	Provident Financial Holdings, Inc.	3,183	49,718
	Provident Financial Services, Inc.	50,935	931,601
	QCR Holdings, Inc.	7,438	553,313
	Radian Group, Inc.	29,824	1,012,227
	RBB Bancorp	7,237	134,825
	Red River Bancshares, Inc.	2,489	164,423
		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	4,452	$175,186
	Reinsurance Group of America, Inc.	12,258	2,236,595
	RenaissanceRe Holdings Ltd.	10,481	2,663,117
	Renasant Corp.	35,978	1,209,940
*	Repay Holdings Corp.	36,159	155,122
	Republic Bancorp, Inc., Class A	6,384	420,706
	Riverview Bancorp, Inc.	6,235	32,297
	RLI Corp.	2,626	154,829
	S&T Bancorp, Inc.	15,758	577,373
	Safety Insurance Group, Inc.	5,028	345,574
	Seacoast Banking Corp. of Florida	22,481	681,174
*	Security National Financial Corp., Class A	6,827	54,411
	Selective Insurance Group, Inc.	3,331	250,958
*	Selectquote, Inc.	24,493	50,945
	ServisFirst Bancshares, Inc.	1,363	95,778
	Shore Bancshares, Inc.	13,172	205,615
	Sierra Bancorp	7,198	207,158
	Simmons First National Corp., Class A	47,374	823,360
*	SiriusPoint Ltd.	49,563	902,047
	SLM Corp.	32,711	878,290
	SmartFinancial, Inc.	6,619	231,466
	South Plains Financial, Inc.	5,221	190,567
*	Southern First Bancshares, Inc.	3,517	154,185
	Southern Missouri Bancorp, Inc.	4,188	219,619
	Southside Bancshares, Inc.	11,162	313,875
	Southstate Bank Corp.	35,905	3,182,978
	Stellar Bancorp, Inc.	16,646	489,892
*††	Sterling Bancorp, Inc.	2,736	0
	Stewart Information Services Corp.	9,563	652,866
	Stifel Financial Corp.	6,397	757,597
	Stock Yards Bancorp, Inc.	2,305	149,871
	Synovus Financial Corp.	23,767	1,060,959

12

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	19,875	$1,666,320
	TFS Financial Corp.	7,575	100,748
*	Third Coast Bancshares, Inc.	4,612	169,491
	Timberland Bancorp, Inc.	3,400	109,208
	Tiptree, Inc.	18,356	325,085
	Tompkins Financial Corp.	4,656	295,470
	Towne Bank	29,337	953,746
	TriCo Bancshares	10,861	480,382
*	Triumph Financial, Inc.	5,537	301,545
	TrustCo Bank Corp.	9,640	363,524
	Trustmark Corp.	24,675	918,404
	UMB Financial Corp.	18,276	1,953,339
*††	Unico American Corp.	1,400	42
	United Bancshares, Inc.	406	14,234
	United Bankshares, Inc.	50,669	1,813,444
	United Community Banks, Inc.	43,727	1,276,828
	United Fire Group, Inc.	9,971	301,423
	United Security Bancshares	4,425	40,555
	Unity Bancorp, Inc.	3,541	160,797
	Universal Insurance Holdings, Inc.	13,515	416,532
	Univest Financial Corp.	14,672	430,770
	Unum Group	40,274	2,956,917
	USCB Financial Holdings, Inc.	744	12,841
	Valley National Bancorp	182,279	1,981,373
*	Velocity Financial, Inc.	8,940	166,463
	Victory Capital Holdings, Inc., Class A	2,887	179,774
	Virginia National Bankshares Corp.	967	38,467
	Virtus Investment Partners, Inc.	1,823	296,821
	Voya Financial, Inc.	12,991	967,310
	WaFd, Inc.	34,691	1,007,080
	Walker & Dunlop, Inc.	9,337	746,213
	Washington Trust Bancorp, Inc.	6,469	176,216
	Waterstone Financial, Inc.	11,818	180,815
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	57,555	$3,282,937
	WesBanco, Inc.	37,576	1,131,038
	West BanCorp, Inc.	6,124	130,257
	Westamerica BanCorp	7,148	340,602
	Western Alliance Bancorp	19,274	1,490,844
	Western New England Bancorp, Inc.	12,440	141,443
	Western Union Co.	9,642	89,960
	Westwood Holdings Group, Inc.	1,679	28,123
	White Mountains Insurance Group Ltd.	936	1,782,668
	Wintrust Financial Corp.	14,533	1,889,581
*	World Acceptance Corp.	2,057	262,206
	WSFS Financial Corp.	24,195	1,260,318
	Zions Bancorp NA	51,083	2,661,935
TOTAL FINANCIALS			210,613,392
HEALTH CARE — (7.2%)
*	Absci Corp.	5,701	24,400
*	Acadia Healthcare Co., Inc.	13,977	300,505
*	Acrivon Therapeutics, Inc.	1,642	3,268
*	Acumen Pharmaceuticals, Inc.	9,637	21,298
*	AdaptHealth Corp.	46,339	416,588
*	Addus HomeCare Corp.	6,561	766,915
*	Adverum Biotechnologies, Inc.	2,296	9,873
*	Align Technology, Inc.	2,750	379,170
*	Alkermes PLC	16,218	497,893
*	Allogene Therapeutics, Inc.	43,670	54,151
*	American Shared Hospital Services	400	904
*	American Well Corp., Class A	636	3,320
*	AMN Healthcare Services, Inc.	9,886	194,655
*	Amneal Pharmaceuticals, Inc.	2,194	23,739

13

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	9,898	$252,399
*	AngioDynamics, Inc.	9,921	119,350
*	Anika Therapeutics, Inc.	8,087	78,848
*	Astrana Health, Inc.	4,860	151,681
*	Atea Pharmaceuticals, Inc.	4,409	14,329
*	Avanos Medical, Inc.	20,933	232,566
*	Avantor, Inc.	101,916	1,204,647
*	Azenta, Inc.	12,971	391,724
*	BioMarin Pharmaceutical, Inc.	10,167	544,646
*	Bio-Rad Laboratories, Inc., Class A	7,988	2,552,565
*	Black Diamond Therapeutics, Inc.	968	3,746
*	BrightSpring Health Services, Inc.	9,418	311,265
*	CareDx, Inc.	6,421	96,315
*	Caribou Biosciences, Inc.	10,303	24,933
*	Castle Biosciences, Inc.	10,989	280,219
*	Catalyst Pharmaceuticals, Inc.	3,233	68,766
*	Centene Corp.	3,708	131,152
*	Certara, Inc.	57,452	668,167
*	Charles River Laboratories International, Inc.	4,870	876,941
*	Community Health Systems, Inc.	581	2,254
	CONMED Corp.	5,766	253,704
*	Cooper Cos., Inc.	13,450	940,289
*	Cross Country Healthcare, Inc.	12,302	150,823
*	Cullinan Therapeutics, Inc.	17,277	149,619
*	Cumberland Pharmaceuticals, Inc.	4,400	13,156
*	CureVac NV	4,170	22,268
*	Cytek Biosciences, Inc.	4,885	19,052
*	Day One Biopharmaceuticals, Inc.	11,891	88,469
*	Definitive Healthcare Corp.	2,730	7,562
		Shares	Value†
HEALTH CARE — (Continued)
	Dentsply Sirona, Inc.	14,683	$185,153
*	Design Therapeutics, Inc.	1,162	7,785
*	DocGo, Inc.	11,281	12,296
*	Dynavax Technologies Corp.	8,425	86,440
*	Editas Medicine, Inc.	2,648	8,156
*	Elanco Animal Health, Inc.	183,381	4,061,889
*	Emergent BioSolutions, Inc.	20,652	257,737
*	Enanta Pharmaceuticals, Inc.	330	3,617
*	Enhabit, Inc.	17,935	145,812
*	Enovis Corp.	22,152	692,028
*	Entrada Therapeutics, Inc.	7,205	50,075
*	Envista Holdings Corp.	63,518	1,292,591
*	Evolent Health, Inc., Class A	14,736	98,289
*	Fate Therapeutics, Inc.	41,054	55,423
*	FONAR Corp.	2,833	42,608
*	Fulcrum Therapeutics, Inc.	7,844	68,635
*	Fulgent Genetics, Inc.	10,306	231,370
#*	Ginkgo Bioworks Holdings, Inc.	5,031	65,353
*	Globus Medical, Inc., Class A	8,149	492,118
*	GoodRx Holdings, Inc., Class A	19,221	64,775
*	Haemonetics Corp.	4,978	248,950
*	Harmony Biosciences Holdings, Inc.	5,095	145,564
*	Health Catalyst, Inc.	25,799	83,331
	HealthStream, Inc.	13,268	326,393
*	Henry Schein, Inc.	8,775	554,580
*	Hologic, Inc.	909	67,184
*	ICON PLC	6,356	1,092,088
*	ICU Medical, Inc.	6,214	746,239
*	InfuSystem Holdings, Inc.	4,931	51,085
*	Innoviva, Inc.	31,928	581,090
*	Inogen, Inc.	9,952	82,004
*	Inotiv, Inc.	5,216	6,937
#*	Instil Bio, Inc.	2,377	41,930
*	Integer Holdings Corp.	8,566	553,107
*	Integra LifeSciences Holdings Corp.	21,973	263,896

14

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Intellia Therapeutics, Inc.	1,187	$14,980
*††	iTeos Therapeutics, Inc.	12,882	0
*	Janux Therapeutics, Inc.	2,953	84,781
*	Jazz Pharmaceuticals PLC	16,753	2,305,883
*	Kewaunee Scientific Corp.	775	32,411
††	Kinnate Biopharma, Inc.	1,216	85
*	Kura Oncology, Inc.	4,694	48,207
*	Lantern Pharma, Inc.	1,052	4,219
*	LENSAR, Inc.	1,092	13,432
*	LifeStance Health Group, Inc.	40,776	199,802
*	LivaNova PLC	11,158	587,246
*	MaxCyte, Inc.	35,088	54,036
	Mesa Laboratories, Inc.	770	55,355
*	Molina Healthcare, Inc.	7,217	1,104,634
#*	Monte Rosa Therapeutics, Inc.	10,413	133,807
*	Myriad Genetics, Inc.	11,435	91,937
	National HealthCare Corp.	6,396	763,938
*	Neogen Corp.	66,505	410,336
*	NeoGenomics, Inc.	13,287	129,814
*	Nuvation Bio, Inc.	1,389	7,251
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	43,030	66,696
*	Omnicell, Inc.	13,923	467,395
#*	OPKO Health, Inc.	44,822	60,958
*	OptimizeRx Corp.	3,830	78,477
*	OraSure Technologies, Inc.	31,833	87,222
	Organon & Co.	3,694	24,935
*	Orthofix Medical, Inc.	1,510	23,314
*	OrthoPediatrics Corp.	7,610	128,152
*	Owens & Minor, Inc.	10,319	40,966
*	Pacira BioSciences, Inc.	13,108	280,249
#*††	PDL BioPharma, Inc.	35,325	14,837
*	Pediatrix Medical Group, Inc.	28,557	484,612
*	Pennant Group, Inc.	8,110	200,560
*	PepGen, Inc.	299	1,393
	Perrigo Co. PLC	52,129	1,081,155
		Shares	Value†
HEALTH CARE — (Continued)
*	Pliant Therapeutics, Inc.	16,500	$27,720
*	Precision BioSciences, Inc.	310	2,530
	Premier, Inc., Class A	17,986	505,766
*	Prestige Consumer Healthcare, Inc.	13,789	835,613
*	Prothena Corp. PLC	10,067	108,220
*	Pulmonx Corp.	6,386	12,772
*	Puma Biotechnology, Inc.	18,806	95,911
*	Pyxis Oncology, Inc.	6,181	22,004
*	Quanterix Corp.	6,175	32,975
*	QuidelOrtho Corp.	20,586	555,616
*	Quipt Home Medical Corp.	4,730	11,589
*	Rafael Holdings, Inc., Class B	2,100	2,856
*	RAPT Therapeutics, Inc.	269	8,126
*	REGENXBIO, Inc.	6,313	80,617
*	Relay Therapeutics, Inc.	27,736	198,035
*	Replimune Group, Inc.	5,078	49,409
#	Revvity, Inc.	25,175	2,356,128
††	Sage Therapeutics, Inc.	8,633	1,554
*	Sarepta Therapeutics, Inc.	433	10,396
	Select Medical Holdings Corp.	37,390	517,104
*	Sensus Healthcare, Inc.	5,578	17,794
	SIGA Technologies, Inc.	20,350	168,498
*	Simulations Plus, Inc.	2,584	44,393
*	STAAR Surgical Co.	1,700	43,979
*	Supernus Pharmaceuticals, Inc.	19,744	1,088,487
*	Surgery Partners, Inc.	33,855	742,440
*	Tactile Systems Technology, Inc.	9,628	145,094
#*	Teladoc Health, Inc.	64,535	556,937
	Teleflex, Inc.	9,534	1,186,697
*	Tenaya Therapeutics, Inc.	3,554	5,118
*	Terns Pharmaceuticals, Inc.	775	6,402
*††	Third Harmonic Bio, Inc.	2,917	88
*	TruBridge, Inc.	5,730	110,131

15

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	TScan Therapeutics, Inc.	11,755	$22,805
	U.S. Physical Therapy, Inc.	2,023	174,524
	Universal Health Services, Inc., Class B	14,300	3,103,243
	Utah Medical Products, Inc.	1,014	58,913
*	Vanda Pharmaceuticals, Inc.	28,944	125,906
*	Varex Imaging Corp.	12,991	151,865
*	Veracyte, Inc.	29,345	1,058,768
††	Verve Therapeutics, Inc.	10,185	6,417
	Viatris, Inc.	365,268	3,784,176
*	Vicarious Surgical, Inc., Class A	940	5,010
*	Vir Biotechnology, Inc.	24,245	144,500
*	Vistagen Therapeutics, Inc.	250	985
*	Voyager Therapeutics, Inc.	16,157	75,453
*	Waystar Holding Corp.	2,240	80,304
*	Whitehawk Therapeutics, Inc.	4,944	11,866
*	Xencor, Inc.	6,183	90,952
TOTAL HEALTH CARE			52,644,423
INDUSTRIALS — (16.4%)
#*	3D Systems Corp.	2,009	5,746
*	AAR Corp.	13,656	1,149,972
	ABM Industries, Inc.	26,571	1,142,553
	ACCO Brands Corp.	46,552	175,036
	Acme United Corp.	700	26,607
	Aebi Schmidt Holding AG	13,318	148,496
*	AerSale Corp.	13,811	102,478
	AGCO Corp.	22,617	2,333,170
	Air Lease Corp.	43,419	2,772,737
	Alamo Group, Inc.	5,163	922,731
*	Alaska Air Group, Inc.	43,729	1,824,811
	Albany International Corp., Class A	7,012	396,739
	Alight, Inc., Class A	199,773	575,346
*	Allegiant Travel Co.	7,373	458,453
	Allient, Inc.	6,714	367,122
*	Amentum Holdings, Inc.	913	20,460
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	10,563	$417,450
*	American Woodmark Corp.	8,096	515,958
	Apogee Enterprises, Inc.	9,656	353,506
	ArcBest Corp.	10,750	798,940
	Arcosa, Inc.	11,075	1,129,650
	Astec Industries, Inc.	11,802	549,147
*	Astronics Corp. (ATROB US), Class B	385	18,946
*	Asure Software, Inc.	9,877	87,411
	Atkore, Inc.	12,869	891,178
	AZZ, Inc.	8,743	872,989
	BGSF, Inc.	3,300	11,055
*	BlueLinx Holdings, Inc.	4,368	285,842
	Boise Cascade Co.	15,348	1,081,881
*	Bowman Consulting Group Ltd.	3,712	160,692
	Brady Corp., Class A	9,377	711,808
*	BrightView Holdings, Inc.	37,081	456,838
*	Broadwind, Inc.	4,795	11,220
*	Builders FirstSource, Inc.	8,546	992,789
*	CACI International, Inc., Class A	2,588	1,455,103
*	Cadeler AS (CDLR US), ADR	434	8,042
*	Chart Industries, Inc.	3,943	787,102
	Civeo Corp.	5,078	105,521
*	Clarivate PLC	231,095	785,723
	CNH Industrial NV	214,800	2,253,252
	Columbus McKinnon Corp.	12,840	208,393
*	Commercial Vehicle Group, Inc.	5,464	8,305
	CompX International, Inc.	200	4,498
#	Concentrix Corp.	22,926	924,147
	Concrete Pumping Holdings, Inc.	19,609	125,301
*	Conduent, Inc.	85,577	203,673
	Copa Holdings SA, Class A	9,725	1,217,667
#††	Costa Communications, Inc.	574	69
*	Costamare Bulkers Holdings Ltd.	8,969	116,059
	Costamare, Inc.	50,905	622,059

16

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Covenant Logistics Group, Inc.	8,598	$173,422
#*»	CPI Aerostructures, Inc.	1,158	2,883
*	Custom Truck One Source, Inc.	48,874	287,868
	Deluxe Corp.	18,257	330,634
*	Distribution Solutions Group, Inc.	5,134	140,364
*	DLH Holdings Corp.	5,758	35,815
*	DNOW, Inc.	49,823	732,398
	Douglas Dynamics, Inc.	4,567	138,060
*	Ducommun, Inc.	5,634	516,919
*	DXP Enterprises, Inc.	6,163	737,403
	Eastern Co.	2,426	51,795
	EnerSys	11,106	1,401,133
	Ennis, Inc.	13,134	215,398
	Enpro, Inc.	3,081	714,823
*	Enviri Corp.	32,715	399,450
	Espey Mfg. & Electronics Corp.	636	23,856
*	First Advantage Corp.	11,337	143,186
	Flowserve Corp.	16,744	1,142,778
*	Forrester Research, Inc.	5,855	41,746
	Fortune Brands Innovations, Inc.	43,920	2,231,136
*	Frontier Group Holdings, Inc.	52,724	203,515
	FTAI Infrastructure, Inc.	5,050	26,967
*	FTI Consulting, Inc.	4,430	730,994
*	FuelCell Energy, Inc.	1,839	16,459
*	Gates Industrial Corp. PLC	44,823	989,692
	GATX Corp.	6,872	1,077,873
	Genco Shipping & Trading Ltd.	21,155	360,481
*	Gencor Industries, Inc.	4,211	57,227
	Genpact Ltd.	27,290	1,041,113
*	Gibraltar Industries, Inc.	10,762	671,441
	Global Industrial Co.	484	13,755
	Gorman-Rupp Co.	8,971	403,426
*	Great Lakes Dredge & Dock Corp.	29,793	338,151
	Greenbrier Cos., Inc.	14,971	625,339
*	GXO Logistics, Inc.	13,838	777,834
*	Hayward Holdings, Inc.	54,738	928,904
*	Healthcare Services Group, Inc.	18,405	328,897
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	31,759	$247,720
	Heidrick & Struggles International, Inc.	1,690	98,645
	Helios Technologies, Inc.	11,328	627,118
	Herc Holdings, Inc.	3,733	530,273
	Hexcel Corp.	3,909	279,103
	Hillenbrand, Inc.	21,507	679,621
*	Hillman Solutions Corp.	62,466	575,937
	HNI Corp.	11,978	490,140
	Hub Group, Inc., Class A	24,442	900,199
*	Hudson Technologies, Inc.	18,401	166,989
	Huntington Ingalls Industries, Inc.	3,365	1,083,597
*	Hurco Cos., Inc.	3,130	56,183
*	Hyliion Holdings Corp.	4,022	9,532
	Hyster-Yale, Inc.	5,536	198,964
*	IBEX Holdings Ltd.	2,821	105,421
	ICF International, Inc.	6,316	507,048
	IDEX Corp.	5,458	935,829
	Insteel Industries, Inc.	8,640	269,914
	Interface, Inc.	17,456	434,654
*	Janus International Group, Inc.	36,883	354,077
*	JELD-WEN Holding, Inc.	30,555	132,609
*	JetBlue Airways Corp.	32,052	134,618
	Kelly Services, Inc., Class A	14,550	163,105
	Kennametal, Inc.	31,848	699,064
*	Kirby Corp.	8,016	829,496
	Knight-Swift Transportation Holdings, Inc.	59,207	2,671,420
	Korn Ferry	19,663	1,272,196
*	L.B. Foster Co., Class A	4,474	122,588
	Lindsay Corp.	1,078	119,917
	LSI Industries, Inc.	11,991	274,474
	Luxfer Holdings PLC	11,001	134,212
*	Manitowoc Co., Inc.	17,506	178,036
	ManpowerGroup, Inc.	17,887	548,415
	Marten Transport Ltd.	32,026	328,266
*	Masterbrand, Inc.	47,071	594,507
*	Matrix Service Co.	8,546	128,361
	Matson, Inc.	12,428	1,254,607
	Maximus, Inc.	13,028	1,082,887
*	Mayville Engineering Co., Inc.	7,956	141,776

17

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	7,033	$755,626
*	Mercury Systems, Inc.	1,192	92,273
*	Middleby Corp.	6,467	803,395
	Miller Industries, Inc.	5,647	226,671
	MillerKnoll, Inc.	26,723	417,413
*	Mistras Group, Inc.	13,414	127,970
*	Montrose Environmental Group, Inc.	3,216	83,230
*	MRC Global, Inc.	28,698	400,337
	MSC Industrial Direct Co., Inc., Class A	5,851	496,808
	Mueller Industries, Inc.	17,102	1,810,589
	National Presto Industries, Inc.	3,077	329,147
	NL Industries, Inc.	7,073	42,792
*	NN, Inc.	18,016	30,807
*	NPK International, Inc.	40,113	493,390
*	NWPX Infrastructure, Inc.	5,166	310,787
*	OPENLANE, Inc.	45,225	1,194,844
*	Orion Group Holdings, Inc.	16,682	179,665
	Oshkosh Corp.	14,089	1,737,033
	Owens Corning	19,464	2,477,962
*	PAMT Corp.	7,251	73,018
	Pangaea Logistics Solutions Ltd.	24,864	123,077
	Park Aerospace Corp.	8,300	159,028
	Park-Ohio Holdings Corp.	5,200	107,276
*	Perma-Pipe International Holdings, Inc.	2,191	60,735
#*	Plug Power, Inc.	15,935	42,865
	Preformed Line Products Co.	2,517	533,881
*	Proto Labs, Inc.	10,030	499,093
	Quanex Building Products Corp.	4,455	63,306
*	Quest Resource Holding Corp.	6,721	10,216
*	Radiant Logistics, Inc.	25,143	152,115
	Regal Rexnord Corp.	20,071	2,827,803
*	Resideo Technologies, Inc.	59,091	2,529,095
	Resources Connection, Inc.	16,985	74,734
	Robert Half, Inc.	15,388	403,012
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	$1,323,743
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	241,152
	Ryder System, Inc.	14,052	2,378,020
*	Saia, Inc.	3,449	1,008,832
	Schneider National, Inc., Class B	34,350	734,059
	Science Applications International Corp.	6,274	587,937
	Sensata Technologies Holding PLC	53,153	1,691,860
*	Shoals Technologies Group, Inc., Class A	22,326	234,646
*	SIFCO Industries, Inc.	659	4,844
*	SkyWest, Inc.	19,405	1,949,814
	Standex International Corp.	2,037	475,089
	Stanley Black & Decker, Inc.	36,914	2,499,816
*	Star Equity Holdings, Inc.	786	8,662
	Steelcase, Inc., Class A	37,975	606,081
*	Strata Critical Medical, Inc.	2,518	12,666
*	Sun Country Airlines Holdings, Inc.	21,261	261,085
*	TaskUS, Inc., Class A	1,439	19,196
*	Taylor Devices, Inc.	1,232	56,389
	Tennant Co.	2,245	179,600
	Terex Corp.	22,494	1,035,174
	Textron, Inc.	11,165	902,244
*	Thermon Group Holdings, Inc.	15,823	454,595
*	TIC Solutions, Inc.	23,339	283,102
	Timken Co.	9,303	730,379
*	Titan International, Inc.	28,532	215,417
*	Titan Machinery, Inc.	8,891	145,812
*	Transcat, Inc.	1,490	108,248
	Trinity Industries, Inc.	38,005	1,040,197
*	TrueBlue, Inc.	17,100	81,054
*	TTEC Holdings, Inc.	9,258	32,310
*	Tutor Perini Corp.	21,090	1,420,622
	Twin Disc, Inc.	5,122	80,211
	UFP Industries, Inc.	9,267	853,769
#*	U-Haul Holding Co. (UHAL US)	6,327	336,343

18

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	U-Haul Holding Co. (UHAL/B US)	40,104	$1,944,643
*	Ultralife Corp.	7,629	53,632
	UniFirst Corp.	5,587	862,353
	Universal Logistics Holdings, Inc.	9,576	154,940
*	V2X, Inc.	10,659	608,522
	Vestis Corp.	37,938	199,174
	Virco Mfg. Corp.	6,012	44,008
*	VirTra, Inc.	4,692	28,527
#	VSE Corp.	4,449	803,845
	Wabash National Corp.	11,283	90,490
	Werner Enterprises, Inc.	24,671	646,380
	WESCO International, Inc.	18,021	4,676,990
	Willis Lease Finance Corp.	2,750	353,045
	Worthington Enterprises, Inc.	15,420	864,908
TOTAL INDUSTRIALS			121,003,742
INFORMATION TECHNOLOGY — (6.7%)
*	8x8, Inc.	13,235	24,352
*	908 Devices, Inc.	7,902	63,058
*	ACI Worldwide, Inc.	3,333	158,751
#*	Akamai Technologies, Inc.	27,506	2,065,701
*	Alpha & Omega Semiconductor Ltd.	13,931	390,904
	Amdocs Ltd.	4,154	350,016
	Amkor Technology, Inc.	91,047	2,938,997
*	Amtech Systems, Inc.	6,555	51,981
*	Arrow Electronics, Inc.	22,015	2,455,773
*	ASGN, Inc.	12,916	578,120
*	AstroNova, Inc.	1,475	13,393
*	Aviat Networks, Inc.	4,328	108,027
	Avnet, Inc.	38,757	1,877,777
*	Aware, Inc.	4,272	9,441
*	Axcelis Technologies, Inc.	3,566	283,711
	Benchmark Electronics, Inc.	17,302	758,174
*	Bill Holdings, Inc.	1,455	72,255
*	Bit Digital, Inc.	11,715	42,877
*	Cerence, Inc.	7,784	83,522
*	CEVA, Inc.	549	14,938
#*	Cipher Mining, Inc.	4,263	79,505
*	Cleanspark, Inc.	22,652	403,206
*	Clearfield, Inc.	2,316	81,755
*	Cohu, Inc.	16,904	402,146
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Comtech Telecommunications Corp.	14,120	$40,101
*	Consensus Cloud Solutions, Inc.	366	10,731
*	Corsair Gaming, Inc.	10,573	86,170
#	Crane NXT Co.	10,082	637,686
*	Crexendo, Inc.	6,602	42,715
	CTS Corp.	10,967	455,240
*	Daily Journal Corp.	298	120,702
*	Daktronics, Inc.	20,959	393,820
*	Diebold Nixdorf, Inc.	4,839	286,227
*	Digi International, Inc.	15,127	554,858
*	Diodes, Inc.	16,601	885,829
	Dolby Laboratories, Inc., Class A	1,125	74,610
*	DXC Technology Co.	71,222	1,011,352
*	Eastman Kodak Co.	5,171	32,784
*	eGain Corp.	4,492	64,775
*	EPAM Systems, Inc.	986	161,250
	ePlus, Inc.	9,534	697,507
*	Everspin Technologies, Inc.	620	6,572
*	Expensify, Inc., Class A	1,996	3,253
*	Fastly, Inc., Class A	19,039	157,833
*	FormFactor, Inc.	9,069	498,342
*	Globant SA	704	43,352
*	Grid Dynamics Holdings, Inc.	7,176	67,024
*	Harmonic, Inc.	15,234	163,004
*	I3 Verticals, Inc., Class A	744	22,878
*	Ichor Holdings Ltd.	13,082	296,700
*	Identiv, Inc.	1,677	6,708
#*	indie Semiconductor, Inc., Class A	17,898	96,291
	Information Services Group, Inc.	22,129	121,931
*	Insight Enterprises, Inc.	3,926	392,600
*	inTEST Corp.	5,710	48,421
*	IPG Photonics Corp.	12,719	1,082,641
*	Key Tronic Corp.	2,718	9,676
*	Kimball Electronics, Inc.	12,465	362,420
*	Knowles Corp.	42,523	1,003,968
	Kulicke & Soffa Industries, Inc.	14,749	588,928
*	KVH Industries, Inc.	9,329	55,694
*	Lantronix, Inc.	10,097	49,778
	Littelfuse, Inc.	364	88,565
*	LiveRamp Holdings, Inc.	22,217	607,413

19

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Magnachip Semiconductor Corp.	21,665	$67,161
	Methode Electronics, Inc.	12,779	86,003
*	Mirion Technologies, Inc.	4,130	121,298
*	Mitek Systems, Inc.	13,497	124,307
	MKS, Inc.	7,253	1,042,329
*	N-able, Inc.	28,017	219,373
*	nCino, Inc.	14,649	390,835
*	NCR Voyix Corp.	34,016	388,123
*	NETGEAR, Inc.	14,852	515,661
*	NetScout Systems, Inc.	33,146	921,459
	Network-1 Technologies, Inc.	1,415	2,123
*	ON24, Inc.	15,477	85,433
	OneSpan, Inc.	5,979	68,161
*	Optical Cable Corp.	1,600	12,592
	PC Connection, Inc.	11,579	705,972
*	Penguin Solutions, Inc.	17,232	383,757
*	Photronics, Inc.	26,902	642,958
*	Plexus Corp.	11,553	1,616,265
*	Powerfleet, Inc. NJ	21,183	108,033
*	Qorvo, Inc.	4,622	438,720
*	RF Industries Ltd.	681	5,325
*	Ribbon Communications, Inc.	58,517	196,617
	Richardson Electronics Ltd.	4,924	53,081
*	Rogers Corp.	5,820	509,483
*	Sanmina Corp.	11,077	1,518,103
*	ScanSource, Inc.	12,586	540,002
#*††	Silicon Graphics, Inc.	137	0
	Skyworks Solutions, Inc.	8,195	636,915
*	SmartRent, Inc.	29,561	41,090
*	SoundThinking, Inc.	675	6,311
*	Synaptics, Inc.	4,020	285,179
	TD SYNNEX Corp.	31,625	4,948,996
*	TransAct Technologies, Inc.	1,945	9,161
*	TTM Technologies, Inc.	49,290	3,312,288
*	Turtle Beach Corp.	3,075	51,967
*	Ultra Clean Holdings, Inc.	11,895	326,042
*	Veeco Instruments, Inc.	18,658	536,417
*	Verint Systems, Inc.	1,499	30,400
*	Viasat, Inc.	41,319	1,645,323
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Viavi Solutions, Inc.	31,794	$562,754
	Vishay Intertechnology, Inc.	57,059	968,862
*	Vishay Precision Group, Inc.	6,460	241,992
	Xerox Holdings Corp.	69,361	230,279
*	Xperi, Inc.	15,408	103,542
TOTAL INFORMATION TECHNOLOGY			49,339,421
MATERIALS — (6.8%)
	AdvanSix, Inc.	12,400	230,516
	Alcoa Corp.	97,518	3,587,687
*	Alpha Metallurgical Resources, Inc.	5,153	892,809
*	Alto Ingredients, Inc.	35,264	35,617
*	American Vanguard Corp.	11,111	49,666
*	Ampco-Pittsburgh Corp.	4,848	10,181
	AptarGroup, Inc.	1,268	147,101
*	Arq, Inc.	9,532	63,293
*	Ascent Industries Co.	2,976	36,188
	Ashland, Inc.	19,726	964,601
*	Aspen Aerogels, Inc.	8,603	70,028
	Avient Corp.	32,698	1,048,625
*	Axalta Coating Systems Ltd.	73,101	2,081,186
	Ball Corp.	68,518	3,220,346
*	Bioceres Crop Solutions Corp.	3,494	7,093
	Cabot Corp.	6,338	427,688
	Caledonia Mining Corp. PLC	4,337	121,956
	Celanese Corp.	4,149	159,488
*	Century Aluminum Co.	16,726	495,424
	CF Industries Holdings, Inc.	35,150	2,927,644
*	Clearwater Paper Corp.	8,054	142,153
*	Coeur Mining, Inc.	20,488	351,779
	Commercial Metals Co.	43,495	2,581,863
*	Core Molding Technologies, Inc.	2,490	44,596
	Eastman Chemical Co.	34,947	2,080,045
*	Ecovyst, Inc.	49,810	407,944
	Element Solutions, Inc.	56,703	1,515,104
	Ferroglobe PLC	11,724	56,861

20

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Flexible Solutions International, Inc.	572	$5,182
	Fortitude Gold Corp.	5,267	22,595
	Friedman Industries, Inc.	2,766	58,750
	Graphic Packaging Holding Co.	126,030	2,015,220
	Greif, Inc. (GEF US), Class A	11,043	628,236
	Greif, Inc. (GEF/B US), Class B	4,694	276,711
	HB Fuller Co.	15,322	879,023
	Hecla Mining Co.	172,461	2,219,573
	Huntsman Corp.	70,039	579,923
	Innospec, Inc.	8,920	656,334
*	Intrepid Potash, Inc.	5,633	150,007
	Kaiser Aluminum Corp.	5,735	519,190
*	Knife River Corp.	400	24,184
	Koppers Holdings, Inc.	8,891	250,904
	Kronos Worldwide, Inc.	26,148	128,648
*	LSB Industries, Inc.	24,321	205,026
	LyondellBasell Industries NV, Class A	1,076	49,948
	Materion Corp.	7,852	900,075
	Mativ Holdings, Inc.	24,035	256,694
	Mercer International, Inc.	34,569	72,595
*	Metallus, Inc.	19,721	346,892
	Minerals Technologies, Inc.	13,655	774,921
	Mosaic Co.	107,035	2,938,111
	Myers Industries, Inc.	15,012	260,158
	Nexa Resources SA	9,879	57,397
	Northern Technologies International Corp.	1,645	12,222
*	O-I Glass, Inc.	54,397	614,142
	Olin Corp.	41,223	853,316
	Olympic Steel, Inc.	5,630	208,310
	Orion SA	23,665	125,425
*	Perimeter Solutions, Inc.	35,594	836,815
#	Quaker Chemical Corp.	5,221	725,145
*	Ramaco Resources, Inc. (METC US), Class A	2,201	66,822
*	Ranpak Holdings Corp.	2,683	14,220
*	Rayonier Advanced Materials, Inc.	27,932	194,127
		Shares	Value†
MATERIALS — (Continued)
	Reliance, Inc.	1,896	$535,487
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	13,230	291,854
	Silgan Holdings, Inc.	45,533	1,758,485
	Sonoco Products Co.	22,495	912,622
	Stepan Co.	8,887	385,251
	SunCoke Energy, Inc.	40,627	325,422
	Sylvamo Corp.	8,008	325,125
*	Tredegar Corp.	13,536	93,534
	TriMas Corp.	16,405	582,870
	Tronox Holdings PLC	63,271	221,449
	Warrior Met Coal, Inc.	11,080	751,667
	Westlake Corp.	21,530	1,481,479
	Worthington Steel, Inc.	17,930	573,581
TOTAL MATERIALS			49,929,730
REAL ESTATE — (1.1%)
*	AMREP Corp.	1,949	41,865
*	Anywhere Real Estate, Inc.	45,004	452,290
*	Cushman & Wakefield PLC	91,595	1,438,042
*	Douglas Elliman, Inc.	2,445	6,039
*	Five Point Holdings LLC, Class A	6,781	39,669
*	Forestar Group, Inc.	19,031	494,996
*	FRP Holdings, Inc.	7,960	188,652
*	Howard Hughes Holdings, Inc.	17,853	1,415,386
*	Jones Lang LaSalle, Inc.	6,634	2,023,967
	Kennedy-Wilson Holdings, Inc.	46,092	348,456
	Marcus & Millichap, Inc.	12,967	378,766
	Newmark Group, Inc., Class A	33,463	596,645
*	RE/MAX Holdings, Inc., Class A	9,594	76,080
	RMR Group, Inc., Class A	3,378	52,258
*	Seaport Entertainment Group, Inc.	4,496	108,219
*	Star Holdings	4,116	30,129
*	Stratus Properties, Inc.	2,386	44,833
*	Tejon Ranch Co.	12,115	191,659
TOTAL REAL ESTATE			7,927,951

21

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.4%)
Genie Energy Ltd., Class B	6,818	$102,611
MDU Resources Group, Inc.	73,263	1,405,184
* Montauk Renewables, Inc.	16,153	32,791
New Jersey Resources Corp.	18,789	832,353
Ormat Technologies, Inc.	8,360	889,253
TOTAL UTILITIES		3,262,192
TOTAL COMMON STOCKS Cost ($623,526,912)		723,603,451

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	1,520,383	$1,520,383
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	955,131	11,048,000
TOTAL INVESTMENTS — (100.0%)
(Cost $636,095,295)			$736,171,834
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$23,734,096	—	—	$23,734,096
Consumer Discretionary	99,186,144	—	—	99,186,144
Consumer Staples	40,036,472	—	—	40,036,472
Energy	65,925,888	—	—	65,925,888
Financials	210,609,811	$3,539	$42	210,613,392
Health Care	52,621,442	—	22,981	52,644,423
Industrials	121,000,790	2,883	69	121,003,742
Information Technology	49,339,421	—	—	49,339,421
Materials	49,923,149	—	6,581	49,929,730
Real Estate	7,927,951	—	—	7,927,951
Utilities	3,262,192	—	—	3,262,192
Temporary Cash Investments	1,520,383	—	—	1,520,383
Securities Lending Collateral	—	11,048,000	—	11,048,000
Total Investments in Securities	$725,087,739	$11,054,422	$29,673˂˃	$736,171,834

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
22

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.5%)
	Alphabet, Inc. (GOOG US), Class C	3,629	$1,022,725
	Alphabet, Inc. (GOOGL US), Class A	4,321	1,215,022
	AT&T, Inc.	354,632	8,777,142
#*	Charter Communications, Inc., Class A	6,022	1,408,184
	Comcast Corp., Class A	191,883	5,341,063
	Electronic Arts, Inc.	11,729	2,346,504
	Fox Corp. (FOX US), Class B	19,981	1,167,090
	Fox Corp. (FOXA US), Class A	19,046	1,231,324
*	GCI Liberty, Inc. (GLBKV US), Class C	1,320	48,345
*	GCI Liberty, Inc. (GLIBA US), Class A	120	4,388
	Interpublic Group of Cos., Inc.	20,575	527,954
*	Liberty Broadband Corp. (LBRDA US), Class A	600	32,094
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	355,212
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	48,674
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	452,021
	News Corp. (NWS US), Class B	8,065	245,741
	News Corp. (NWSA US), Class A	16,744	443,716
#	Omnicom Group, Inc.	8,040	603,161
#	Paramount Skydance Corp., Class B	14,902	229,342
*	Sphere Entertainment Co.	154	10,546
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	2,780	$712,709
	T-Mobile U.S., Inc.	28,623	6,012,261
	Verizon Communications, Inc.	217,401	8,639,516
	Walt Disney Co.	34,556	3,891,697
#*	Warner Bros Discovery, Inc.	94,164	2,113,982
TOTAL COMMUNICATION SERVICES			46,880,413
CONSUMER DISCRETIONARY — (5.0%)
*	Amazon.com, Inc.	5,939	1,450,423
*	Aptiv PLC	7,213	584,974
	Aramark	21,061	797,791
	Autoliv, Inc.	7,172	837,690
	Best Buy Co., Inc.	3,596	295,375
	BorgWarner, Inc.	10,903	468,393
*	Caesars Entertainment, Inc.	2,169	43,597
*	Capri Holdings Ltd.	1,300	26,975
*	CarMax, Inc.	7,769	325,599
*	Carnival Corp.	67,391	1,942,882
	Dick's Sporting Goods, Inc.	958	212,149
	DR Horton, Inc.	22,468	3,349,529
	eBay, Inc.	5,108	415,331
*	Flutter Entertainment PLC	5,452	1,268,081
	Ford Motor Co.	313,394	4,114,863
	Gap, Inc.	1,476	33,727
	Garmin Ltd.	7,850	1,679,429
	General Motors Co.	91,295	6,307,572
	Gentex Corp.	3,570	83,716
	Genuine Parts Co.	6,863	873,728
	Harley-Davidson, Inc.	1,373	37,044
	Hasbro, Inc.	1,003	76,539
	Hyatt Hotels Corp., Class A	2,188	300,653
	Lear Corp.	1,761	184,289
	Lennar Corp. (LEN US), Class A	16,013	1,981,929
	Lennar Corp. (LENB US), Class B	1,507	177,901
	Lithia Motors, Inc.	218	68,469
	LKQ Corp.	35,025	1,119,399
*	Lululemon Athletica, Inc.	2,127	362,739
*	MGM Resorts International	7,230	231,577

23

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	618	$70,229
*	NVR, Inc.	118	850,877
	Penske Automotive Group, Inc.	3,800	608,266
	PulteGroup, Inc.	20,992	2,516,311
	PVH Corp.	672	52,638
	Ralph Lauren Corp.	2,390	763,987
*	Rivian Automotive, Inc., Class A	19,400	263,258
	Service Corp. International	700	58,457
	Tapestry, Inc.	2,585	283,885
	Toll Brothers, Inc.	3,629	489,734
#	Whirlpool Corp.	6,535	468,102
TOTAL CONSUMER DISCRETIONARY			36,078,107
CONSUMER STAPLES — (4.0%)
	Albertsons Cos., Inc., Class A	8,153	144,226
	Archer-Daniels-Midland Co.	17,513	1,060,062
*	BellRing Brands, Inc.	3,250	97,922
	Bunge Global SA	11,955	1,130,943
	Campbell's Co.	12,528	377,469
	Casey's General Stores, Inc.	1,226	629,171
	Church & Dwight Co., Inc.	2,483	217,734
	Conagra Brands, Inc.	13,042	224,192
	Constellation Brands, Inc., Class A	12,500	1,642,250
*	Coty, Inc., Class A	22,970	91,191
*	Darling Ingredients, Inc.	4,055	129,963
	Dollar General Corp.	7,113	701,768
#*	Dollar Tree, Inc.	21,034	2,084,890
	General Mills, Inc.	52,942	2,467,627
	Hormel Foods Corp.	9,549	206,163
	J.M. Smucker Co.	2,211	228,949
	Kenvue, Inc.	145,326	2,088,335
	Keurig Dr. Pepper, Inc.	47,384	1,286,949
	Kraft Heinz Co.	17,345	428,942
	Kroger Co.	61,601	3,919,672
	McCormick & Co., Inc. (MKC US)	2,337	149,942
	Molson Coors Beverage Co., Class B	11,394	498,146
	Mondelez International, Inc., Class A	49,967	2,871,104
*	Performance Food Group Co.	5,819	562,930
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Pilgrim's Pride Corp.	2,655	$101,155
*	Post Holdings, Inc.	919	95,512
	Procter & Gamble Co.	9,144	1,374,983
	Seaboard Corp.	12	40,440
	Target Corp.	23,039	2,136,176
	Tyson Foods, Inc., Class A	10,665	548,288
*	U.S. Foods Holding Corp.	13,588	986,760
TOTAL CONSUMER STAPLES			28,523,854
ENERGY — (10.1%)
	APA Corp.	454	10,283
	Baker Hughes Co.	95,215	4,609,358
	Chevron Corp.	76,114	12,004,700
	ConocoPhillips	64,415	5,723,917
	Coterra Energy, Inc.	58,717	1,389,244
	Devon Energy Corp.	49,369	1,603,999
	Diamondback Energy, Inc.	13,637	1,952,682
	EOG Resources, Inc.	39,803	4,212,750
	EQT Corp.	10,709	573,788
	Expand Energy Corp.	3,177	328,216
	Exxon Mobil Corp.	136,759	15,639,759
	Halliburton Co.	38,410	1,030,924
	Helmerich & Payne, Inc.	818	21,481
	HF Sinclair Corp.	3,700	190,920
#	Kinder Morgan, Inc.	68,094	1,783,382
	Marathon Petroleum Corp.	23,522	4,584,673
	NOV, Inc.	626	9,140
	Occidental Petroleum Corp.	61,094	2,517,073
	ONEOK, Inc.	33,126	2,219,442
	Ovintiv, Inc.	10,759	403,570
	Phillips 66	16,882	2,298,315
	SLB Ltd.	87,406	3,151,860
	Valero Energy Corp.	13,432	2,277,530
	Williams Cos., Inc.	72,883	4,217,739
TOTAL ENERGY			72,754,745
FINANCIALS — (23.3%)
	Aflac, Inc.	20,951	2,245,738
	Allstate Corp.	15,746	3,015,674
	Ally Financial, Inc.	32,768	1,276,969
	American Financial Group, Inc.	4,681	616,394
	American International Group, Inc.	39,995	3,158,005
	Arch Capital Group Ltd.	28,824	2,487,799
	Assurant, Inc.	3,963	839,046

24

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	973	$91,131
	Bank of America Corp.	116,602	6,232,377
	Bank of New York Mellon Corp.	27,145	2,929,760
*	Berkshire Hathaway, Inc., Class B	29,719	14,192,011
	Blackrock, Inc.	1,483	1,605,807
*	Block, Inc.	4,887	371,119
	Capital One Financial Corp.	12,064	2,653,959
	Carlyle Group, Inc.	2,100	111,972
	Charles Schwab Corp.	13,516	1,277,532
	Chubb Ltd.	13,005	3,601,605
	Cincinnati Financial Corp.	3,827	591,616
	Citigroup, Inc.	32,634	3,303,540
	Citizens Financial Group, Inc.	20,697	1,052,856
	CME Group, Inc.	922	244,782
	Comerica, Inc.	654	50,031
	Corebridge Financial, Inc.	12,828	417,680
	East West Bancorp, Inc.	3,233	328,473
	Everest Group Ltd.	1,739	546,950
	F&G Annuities & Life, Inc.	389	11,534
	Fidelity National Financial, Inc.	9,333	515,555
	Fidelity National Information Services, Inc.	42,824	2,677,356
	Fifth Third Bancorp	53,024	2,206,859
	First Citizens BancShares, Inc., Class A	867	1,582,119
	First Horizon Corp.	7,379	157,615
*	Fiserv, Inc.	17,382	1,159,206
	Franklin Resources, Inc.	10,235	231,413
	Global Payments, Inc.	10,222	794,863
	Globe Life, Inc.	4,255	559,575
	Goldman Sachs Group, Inc.	10,148	8,010,527
#	Hartford Insurance Group, Inc.	29,291	3,637,356
	Huntington Bancshares, Inc.	62,613	966,745
	Intercontinental Exchange, Inc.	14,549	2,128,373
	Jefferies Financial Group, Inc.	1,212	64,030
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	109,780	$34,154,754
	KeyCorp	40,804	717,742
	Lincoln National Corp.	2,459	103,278
	Loews Corp.	7,809	777,464
	M&T Bank Corp.	5,919	1,088,327
*	Markel Group, Inc.	533	1,052,424
	MetLife, Inc.	50,464	4,028,036
	Morgan Stanley	42,999	7,051,836
	Northern Trust Corp.	11,340	1,459,118
*	PayPal Holdings, Inc.	65,777	4,556,373
	PNC Financial Services Group, Inc.	8,883	1,621,592
	Principal Financial Group, Inc.	14,451	1,214,462
	Prosperity Bancshares, Inc.	567	37,320
	Prudential Financial, Inc.	22,948	2,386,592
	Raymond James Financial, Inc.	15,482	2,456,529
	Regions Financial Corp.	34,248	828,802
	Reinsurance Group of America, Inc.	828	151,077
	RenaissanceRe Holdings Ltd.	250	63,522
	State Street Corp.	12,650	1,463,099
	Synchrony Financial	36,836	2,739,862
	Synovus Financial Corp.	1,104	49,283
	T. Rowe Price Group, Inc.	7,864	806,296
	Travelers Cos., Inc.	19,755	5,306,588
	Truist Financial Corp.	28,047	1,251,738
	U.S. Bancorp	58,559	2,733,534
	Unum Group	5,925	435,013
	W.R. Berkley Corp.	13,723	978,999
	Webster Financial Corp.	384	21,903
	Wells Fargo & Co.	108,143	9,405,197
	Willis Towers Watson PLC	2,028	634,967
	Zions Bancorp NA	3,064	159,665
TOTAL FINANCIALS			167,681,344
HEALTH CARE — (14.4%)
	Abbott Laboratories	44,247	5,469,814
	Agilent Technologies, Inc.	6,704	981,197
*	Avantor, Inc.	14,651	173,175
	Baxter International, Inc.	22,262	411,179

25

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	17,224	$3,078,101
*	Biogen, Inc.	8,417	1,298,491
*	BioMarin Pharmaceutical, Inc.	1,200	64,284
*	Bio-Rad Laboratories, Inc., Class A	918	293,347
*	Boston Scientific Corp.	11,051	1,113,057
	Bristol-Myers Squibb Co.	67,002	3,086,782
*	Centene Corp.	17,690	625,695
*	Charles River Laboratories International, Inc.	2,087	375,806
	Cigna Group	13,848	3,384,590
*	Cooper Cos., Inc.	1,912	133,668
	CVS Health Corp.	23,960	1,872,474
	Danaher Corp.	11,146	2,400,625
*	Edwards Lifesciences Corp.	19,522	1,609,589
*	Elanco Animal Health, Inc.	6,840	151,506
	Elevance Health, Inc.	11,548	3,663,026
*	Envista Holdings Corp.	1,720	35,002
*	GE HealthCare Technologies, Inc.	36,312	2,721,584
	Gilead Sciences, Inc.	27,765	3,325,969
*	Henry Schein, Inc.	11,024	696,717
*	Hologic, Inc.	12,948	956,987
	Humana, Inc.	9,065	2,521,792
*	Incyte Corp.	3,995	373,453
*	IQVIA Holdings, Inc.	5,426	1,174,512
*	Jazz Pharmaceuticals PLC	5,515	759,085
	Johnson & Johnson	77,617	14,659,523
	Labcorp Holdings, Inc.	3,485	885,051
	McKesson Corp.	3,387	2,748,009
	Medtronic PLC	32,325	2,931,877
	Merck & Co., Inc.	19,877	1,709,024
*	Moderna, Inc.	7,095	192,700
*	Molina Healthcare, Inc.	1,833	280,559
	Pfizer, Inc.	212,677	5,242,488
	Quest Diagnostics, Inc.	11,566	2,035,038
	Regeneron Pharmaceuticals, Inc.	3,799	2,476,188
	ResMed, Inc.	2,939	725,580
	Revvity, Inc.	3,314	310,157
	STERIS PLC	5,962	1,405,243
	Stryker Corp.	3,086	1,099,357
	Teleflex, Inc.	157	19,542
		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	2,608	$538,526
	Thermo Fisher Scientific, Inc.	10,639	6,036,462
*	United Therapeutics Corp.	2,317	1,032,061
	UnitedHealth Group, Inc.	36,709	12,538,326
	Universal Health Services, Inc., Class B	6,859	1,488,472
*	Vertex Pharmaceuticals, Inc.	2,842	1,209,470
	Viatris, Inc.	50,231	520,393
	West Pharmaceutical Services, Inc.	397	111,982
	Zimmer Biomet Holdings, Inc.	9,350	940,236
TOTAL HEALTH CARE			103,887,771
INDUSTRIALS — (15.0%)
	AECOM	1,339	179,895
	AGCO Corp.	4,174	430,590
*	Amentum Holdings, Inc.	7,896	176,949
	AMETEK, Inc.	14,447	2,919,883
*	Builders FirstSource, Inc.	12,022	1,396,596
*	CACI International, Inc., Class A	200	112,450
	Carlisle Cos., Inc.	2,296	746,315
	Carrier Global Corp.	33,212	1,975,782
*	Clean Harbors, Inc.	708	149,041
	CNH Industrial NV	38,211	400,833
#	Concentrix Corp.	1,452	58,530
*	Copart, Inc.	28,003	1,204,409
	CSX Corp.	133,381	4,804,384
	Cummins, Inc.	10,354	4,531,739
	Deere & Co.	9,741	4,496,738
	Delta Air Lines, Inc.	55,895	3,207,255
	Dover Corp.	9,599	1,741,835
	Eaton Corp. PLC	7,333	2,797,979
	EMCOR Group, Inc.	452	305,453
	Emerson Electric Co.	28,030	3,912,147
	Equifax, Inc.	3,890	821,179
	FedEx Corp.	16,090	4,083,964
	Fortive Corp.	14,666	738,286
	Fortune Brands Innovations, Inc.	12,304	625,043
	GE Vernova, Inc.	324	189,585
	General Dynamics Corp.	9,310	3,211,019
*	GXO Logistics, Inc.	407	22,877

26

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Howmet Aerospace, Inc.	92	$18,947
	Hubbell, Inc.	907	426,290
	Huntington Ingalls Industries, Inc.	1,502	483,674
	IDEX Corp.	597	102,362
	Ingersoll Rand, Inc.	22,111	1,687,733
	ITT, Inc.	400	74,028
	Jacobs Solutions, Inc.	5,558	865,992
	JB Hunt Transport Services, Inc.	4,129	697,223
	Johnson Controls International PLC	23,001	2,631,084
	Knight-Swift Transportation Holdings, Inc.	1,347	60,777
	L3Harris Technologies, Inc.	6,595	1,906,614
	Leidos Holdings, Inc.	9,709	1,849,273
*	MasTec, Inc.	425	86,768
*	Middleby Corp.	311	38,636
*	NEXTracker, Inc., Class A	9,036	914,624
	Norfolk Southern Corp.	16,390	4,644,598
	Northrop Grumman Corp.	6,837	3,989,048
	Old Dominion Freight Line, Inc.	907	127,361
	Oshkosh Corp.	522	64,357
	Otis Worldwide Corp.	2,174	201,660
	Owens Corning	8,674	1,104,287
	PACCAR, Inc.	40,377	3,973,097
	Parker-Hannifin Corp.	5,504	4,253,656
	Pentair PLC	14,793	1,573,236
	Quanta Services, Inc.	5,290	2,375,898
	Republic Services, Inc.	14,254	2,968,253
	RTX Corp.	44,315	7,910,227
	Sensata Technologies Holding PLC	515	16,392
	Snap-on, Inc.	5,335	1,790,159
	Southwest Airlines Co.	27,308	827,432
	SS&C Technologies Holdings, Inc.	21,296	1,808,456
	Stanley Black & Decker, Inc.	6,807	460,970
	Textron, Inc.	16,232	1,311,708
	TransUnion	5,407	438,940
*	U-Haul Holding Co. (UHAL US)	1,475	78,411
	U-Haul Holding Co. (UHAL/B US)	16,075	779,477
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	26,066	$2,451,247
	United Parcel Service, Inc., Class B	5,930	571,771
	United Rentals, Inc.	4,788	4,171,210
	WESCO International, Inc.	600	155,718
	Westinghouse Air Brake Technologies Corp.	8,070	1,649,831
	Xylem, Inc.	6,229	939,645
TOTAL INDUSTRIALS			107,721,826
INFORMATION TECHNOLOGY — (12.5%)
	Accenture PLC, Class A	17,167	4,293,467
*	Advanced Micro Devices, Inc.	20,542	5,261,217
*	Akamai Technologies, Inc.	8,499	638,275
	Amdocs Ltd.	15,020	1,265,585
	Analog Devices, Inc.	13,076	3,061,484
	Avnet, Inc.	1,297	62,840
	Broadcom, Inc.	54	19,960
*	Ciena Corp.	1,583	300,643
	Cisco Systems, Inc.	163,496	11,953,193
	Cognizant Technology Solutions Corp., Class A	49,920	3,638,170
*	Coherent Corp.	781	103,061
	Corning, Inc.	57,748	5,144,192
*	DXC Technology Co.	2,899	41,166
	Entegris, Inc.	200	18,314
*	F5, Inc.	1,080	273,294
*	First Solar, Inc.	4,833	1,290,121
*	Flex Ltd.	25,689	1,606,076
	Hewlett Packard Enterprise Co.	92,529	2,259,558
	HP, Inc.	106,724	2,953,053
*	Intel Corp.	76,556	3,061,474
*	IPG Photonics Corp.	430	36,602
*	Keysight Technologies, Inc.	7,683	1,405,682
*	Kyndryl Holdings, Inc.	1,573	45,491
	Marvell Technology, Inc.	9,011	844,691
	Microchip Technology, Inc.	1,704	106,364
	Micron Technology, Inc.	44,970	10,062,937
	NXP Semiconductors NV	15,011	3,139,100
*	ON Semiconductor Corp.	24,499	1,226,910

27

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qorvo, Inc.	5,422	$514,656
	QUALCOMM, Inc.	25,133	4,546,560
	Ralliant Corp.	4,888	214,681
	Roper Technologies, Inc.	1,196	533,595
	Salesforce, Inc.	26,793	6,977,165
*	Sandisk Corp.	4,710	938,844
	Skyworks Solutions, Inc.	11,761	914,065
*	Super Micro Computer, Inc.	6,394	332,232
	TD SYNNEX Corp.	2,852	446,309
	TE Connectivity PLC	30,520	7,538,745
*	Teledyne Technologies, Inc.	1,702	896,648
	Vontier Corp.	2,863	110,226
	Western Digital Corp.	8,926	1,340,774
*	Zebra Technologies Corp., Class A	1,041	280,289
*	Zoom Communications, Inc.	2,191	191,121
TOTAL INFORMATION TECHNOLOGY			89,888,830
MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	9,532	2,312,368
	Albemarle Corp.	5,245	515,216
	Amcor PLC	67,243	531,220
	Ball Corp.	19,994	939,718
	Celanese Corp.	6,557	252,051
	CF Industries Holdings, Inc.	14,702	1,224,530
*	Cleveland-Cliffs, Inc.	15,656	194,604
	Corteva, Inc.	24,017	1,475,604
	CRH PLC (CRHCF US)	36,337	4,327,737
	Crown Holdings, Inc.	2,200	213,796
	Dow, Inc.	74,881	1,785,912
	DuPont de Nemours, Inc.	17,056	1,392,622
	Eastman Chemical Co.	14,927	888,455
	FMC Corp.	801	12,151
	Freeport-McMoRan, Inc.	105,482	4,398,599
	Huntsman Corp.	3,237	26,802
	International Flavors & Fragrances, Inc.	10,181	641,098
#	International Paper Co.	22,948	886,711
	Linde PLC	18,914	7,911,726
	Shares	Value†
MATERIALS — (Continued)
LyondellBasell Industries NV, Class A	34,302	$1,592,299
Martin Marietta Materials, Inc.	4,484	2,749,140
Mosaic Co.	29,416	807,469
Newmont Corp.	71,392	5,780,610
Nucor Corp.	17,238	2,586,562
Packaging Corp. of America	9,401	1,840,340
PPG Industries, Inc.	16,048	1,568,692
Reliance, Inc.	3,813	1,076,906
Royal Gold, Inc.	782	136,686
RPM International, Inc.	570	62,290
Smurfit WestRock PLC	17,093	631,074
Sonoco Products Co.	945	38,339
Steel Dynamics, Inc.	13,023	2,042,006
Vulcan Materials Co.	9,911	2,869,234
Westlake Corp.	3,309	227,692
TOTAL MATERIALS		53,940,259
REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	15,057	2,295,139
* Jones Lang LaSalle, Inc.	693	211,427
TOTAL REAL ESTATE		2,506,566
UTILITIES — (0.1%)
NRG Energy, Inc.	1,961	337,018
Vistra Corp.	2,057	387,333
TOTAL UTILITIES		724,351
TOTAL COMMON STOCKS Cost ($452,816,002)		710,588,066

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	1,023,104	1,023,104
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	641,528	7,420,555
TOTAL INVESTMENTS — (100.0%)
(Cost $461,259,661)			$719,031,725

28

Dimensional VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$46,880,413	—	—	$46,880,413
Consumer Discretionary	36,078,107	—	—	36,078,107
Consumer Staples	28,523,854	—	—	28,523,854
Energy	72,754,745	—	—	72,754,745
Financials	167,681,344	—	—	167,681,344
Health Care	103,887,771	—	—	103,887,771
Industrials	107,721,826	—	—	107,721,826
Information Technology	89,888,830	—	—	89,888,830
Materials	53,940,259	—	—	53,940,259
Real Estate	2,506,566	—	—	2,506,566
Utilities	724,351	—	—	724,351
Temporary Cash Investments	1,023,104	—	—	1,023,104
Securities Lending Collateral	—	$7,420,555	—	7,420,555
Total Investments in Securities	$711,611,170	$7,420,555	—	$719,031,725
See accompanying Notes to Financial Statements.
29

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (5.6%)
#	Ampol Ltd.	2,164	$43,474
	ANZ Group Holdings Ltd.	157,918	3,782,405
	Aurizon Holdings Ltd.	277,946	623,570
	Bendigo & Adelaide Bank Ltd.	42,211	349,168
	BlueScope Steel Ltd.	88,805	1,328,624
	Challenger Ltd.	79,053	481,191
	Cleanaway Waste Management Ltd.	189,720	316,270
	Dyno Nobel Ltd.	224,487	472,405
#	Endeavour Group Ltd.	89,250	213,526
	Evolution Mining Ltd.	189,036	1,337,725
	Fortescue Ltd.	85,775	1,192,893
	Harvey Norman Holdings Ltd.	170,983	808,082
	Lendlease Corp. Ltd.	34,943	126,717
	National Australia Bank Ltd.	176,496	5,031,911
	Northern Star Resources Ltd.	13,563	218,701
	Orica Ltd.	73,299	1,065,792
	Origin Energy Ltd.	152,913	1,225,417
	Perseus Mining Ltd.	216,155	686,069
	QBE Insurance Group Ltd.	140,492	1,822,824
#	Ramsay Health Care Ltd.	4,466	93,697
	Rio Tinto Ltd.	30,306	2,631,356
*	Sandfire Resources Ltd.	15,767	166,996
	Santos Ltd.	496,255	2,049,600
	Sonic Healthcare Ltd.	69,963	968,330
	South32 Ltd. (S32 AU)	574,429	1,187,969
	Suncorp Group Ltd.	111,820	1,435,423
	TPG Telecom Ltd.	46,621	168,642
#	Treasury Wine Estates Ltd.	7,916	31,006
	Westpac Banking Corp.	208,275	5,270,287
	Whitehaven Coal Ltd.	69,787	328,006
	Woodside Energy Group Ltd. (WDS AU)	154,378	2,501,765
	Worley Ltd.	22,269	207,970
#	Yancoal Australia Ltd.	87,072	316,814
TOTAL AUSTRALIA			38,484,625
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	740,453
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	8,499	$465,288
TOTAL AUSTRIA			1,205,741
BELGIUM — (0.7%)
	Ageas SA	17,680	1,170,042
	Anheuser-Busch InBev SA (ABI BB)	35,371	2,156,824
	KBC Group NV	12,341	1,484,738
	Solvay SA	125	3,837
TOTAL BELGIUM			4,815,441
CANADA — (10.9%)
	AltaGas Ltd.	19,080	560,068
	ARC Resources Ltd.	44,151	814,364
	Bank of Montreal (BMO CN)	13,251	1,646,089
	Bank of Montreal (BMO US)	36,571	4,541,387
#	Bank of Nova Scotia (BNS CN)	18,885	1,238,623
	Bank of Nova Scotia (BNS US)	60,155	3,946,168
	Barrick Mining Corp. (B US)	240,015	7,872,492
	Brookfield Wealth Solutions Ltd.	886	40,841
	Canadian Imperial Bank of Commerce (CM CN)	49,997	4,142,563
	Canadian Imperial Bank of Commerce (CM US)	38,530	3,192,981
#	Canadian Pacific Kansas City Ltd. (CP US)	9,571	688,633
	Canadian Tire Corp. Ltd., Class A	488	55,966
	Cenovus Energy, Inc. (CVE US)	156,637	2,650,298
	Fairfax Financial Holdings Ltd.	2,264	3,675,685
*	First Quantum Minerals Ltd.	49,651	1,030,862
	iA Financial Corp., Inc.	15,318	1,808,169
	IGM Financial, Inc.	5,103	196,290
	Kinross Gold Corp. (K CN)	90,088	2,095,234
	Lundin Mining Corp.	128,613	2,068,739
	Magna International, Inc. (MGA US)	44,732	2,111,798

30

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC CN)	7,512	$243,107
	Manulife Financial Corp. (MFC US)	101,640	3,290,087
	Nutrien Ltd. (NTR CN)	900	49,019
#	Nutrien Ltd. (NTR US)	73,033	3,976,625
	Pan American Silver Corp. (PAAS US)	16,528	581,951
	Pembina Pipeline Corp. (PBA US)	18,050	682,831
	Pembina Pipeline Corp. (PPL CN)	4,708	178,109
	Suncor Energy, Inc. (SU CN)	8,621	343,289
	Suncor Energy, Inc. (SU US)	120,104	4,781,340
	Teck Resources Ltd. (TECK US), Class B	75,651	3,246,941
	Teck Resources Ltd. (TECK/A CN), Class A	200	8,606
	Teck Resources Ltd. (TECKB CN), Class B	134	5,749
	Toronto-Dominion Bank (TD CN)	16,845	1,383,102
	Toronto-Dominion Bank (TD US)	88,723	7,286,820
	Tourmaline Oil Corp.	63,828	2,807,422
#	Whitecap Resources, Inc.	127,088	945,990
TOTAL CANADA			74,188,238
DENMARK — (2.2%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	488,494
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	579,771
	Carlsberg AS, Class B	14,014	1,647,760
	Coloplast AS, Class B	10,747	972,006
	Danske Bank AS	32,233	1,440,596
*	Demant AS	12,462	414,612
#	DSV AS	14,966	3,193,868
*	Genmab AS (GMAB DC)	4,778	1,362,818
#	Novonesis Novozymes B, Class B	36,497	2,181,046
	Pandora AS	3,708	496,163
	Rockwool AS, Class A	3,550	121,595
	Rockwool AS, Class B	9,977	341,869
#	Tryg AS	22,374	551,496
		Shares	Value»
DENMARK — (Continued)
	Vestas Wind Systems AS	65,697	$1,343,642
TOTAL DENMARK			15,135,736
FINLAND — (0.7%)
#	Fortum OYJ	4,953	110,451
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	235,279
	Nokia OYJ (NOKIA FH)	476,842	3,252,681
	Nordea Bank Abp (NDA FH)	63,303	1,082,912
#	UPM-Kymmene OYJ	4,673	125,387
TOTAL FINLAND			4,806,710
FRANCE — (9.0%)
*	Alstom SA	8,945	223,693
Ω	Amundi SA	2,929	217,134
	BNP Paribas SA	50,945	3,946,095
	Bollore SE	60,491	336,837
	Bouygues SA	36,761	1,659,322
	Capgemini SE	2,174	334,460
	Carrefour SA	87,166	1,312,802
	Cie de Saint-Gobain SA	68,908	6,688,349
	Cie Generale des Etablissements Michelin SCA	109,893	3,510,577
	Credit Agricole SA	32,751	591,200
	Eiffage SA	10,913	1,342,842
	Engie SA	258,799	6,059,249
	Kering SA	210	74,575
	Orange SA (ORA FP)	311,153	4,977,317
	Pernod Ricard SA	8,829	864,717
	Publicis Groupe SA (PUB FP)	17,279	1,731,859
	Renault SA	31,052	1,206,655
	Rexel SA	9,346	324,072
	Sanofi SA (SAN FP)	48,344	4,890,613
	Societe Generale SA	84,567	5,363,290
	STMicroelectronics NV (STM US)	17,725	433,731
	TotalEnergies SE (TTE FP)	228,351	14,257,099
	TotalEnergies SE (TTE US), Sponsored ADR	7,191	447,568
	Vinci SA	1,599	213,812
	Vivendi SE	29,111	104,857
TOTAL FRANCE			61,112,725
GERMANY — (8.3%)
*	Aumovio SE	7,816	336,061

31

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	BASF SE	131,821	$6,504,288
	Bayer AG	103,412	3,216,577
	Bayerische Motoren Werke AG	30,928	2,883,876
	Commerzbank AG	121,941	4,446,321
	Continental AG	15,633	1,194,547
*	Covestro AG	12,319	860,429
	Daimler Truck Holding AG	82,778	3,317,962
#	Deutsche Bank AG (DB US)	40,923	1,463,816
	Deutsche Bank AG (DBK GR)	124,505	4,457,300
	Deutsche Lufthansa AG	29,747	260,789
	Deutsche Post AG	81,254	3,733,325
	Deutsche Telekom AG (DTE GR)	69,241	2,144,752
Ω	DWS Group GmbH & Co. KGaA	1,706	109,217
	E.ON SE	231,183	4,301,478
	Fresenius Medical Care AG (FME GR)	20,548	1,103,165
	Fresenius SE & Co. KGaA	35,281	2,030,173
#Ω	Hapag-Lloyd AG	2,188	314,593
	Heidelberg Materials AG	22,062	5,175,823
	Henkel AG & Co. KGaA	7,921	591,489
	Mercedes-Benz Group AG	78,104	5,067,742
	Merck KGaA	4,286	561,439
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	823	509,185
	RWE AG	30,564	1,504,681
	Volkswagen AG	3,115	328,576
TOTAL GERMANY			56,417,604
HONG KONG — (1.5%)
	BOC Hong Kong Holdings Ltd.	274,500	1,348,816
Ω	Budweiser Brewing Co. APAC Ltd.	209,300	212,302
	Cathay Pacific Airways Ltd.	220,090	313,303
	CK Asset Holdings Ltd.	206,217	1,020,206
	CK Hutchison Holdings Ltd.	284,012	1,883,417
	CK Infrastructure Holdings Ltd.	24,000	156,105
		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	107,000	$533,109
	Hang Lung Properties Ltd.	119,454	133,017
	Hang Seng Bank Ltd.	12,600	245,636
	Henderson Land Development Co. Ltd.	74,255	261,211
	HKT Trust & HKT Ltd.	32,000	46,726
	Hong Kong & China Gas Co. Ltd.	317,000	295,017
#	MTR Corp. Ltd.	90,660	332,603
	Sino Land Co. Ltd.	397,571	493,837
	Sun Hung Kai Properties Ltd.	95,362	1,160,440
	Swire Pacific Ltd. (19 HK), Class A	49,500	408,836
	Swire Pacific Ltd. (87 HK), Class B	92,500	137,061
Ω	WH Group Ltd.	1,317,189	1,267,026
#	Xinyi Glass Holdings Ltd.	81,297	95,079
TOTAL HONG KONG			10,343,747
IRELAND — (0.3%)
	AIB Group PLC	88,815	818,548
	Bank of Ireland Group PLC	71,890	1,177,053
TOTAL IRELAND			1,995,601
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	744	16,999
	Bank Hapoalim BM	78,721	1,596,671
	Bank Leumi Le-Israel BM	114,309	2,320,012
	Clal Insurance Enterprises Holdings Ltd.	10,637	591,472
	Delek Group Ltd.	1,690	444,329
*	Equital Ltd.	614	29,283
	Harel Insurance Investments & Financial Services Ltd.	12,398	432,110
	ICL Group Ltd.	21,495	140,803
	Israel Discount Bank Ltd., Class A	136,911	1,368,259
	Kenon Holdings Ltd.	641	33,388
	Migdal Insurance & Financial Holdings Ltd.	74,606	267,724
TOTAL ISRAEL			7,241,050

32

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (1.9%)
	Banco BPM SpA	92,447	$1,346,901
#	BPER Banca SpA	8,285	99,270
	Eni SpA (ENI IM)	255,959	4,719,749
	Stellantis NV (STLA US)	10,010	101,501
#	Stellantis NV (STLA UX)	68,330	692,866
	Stellantis NV (STLAM IM)	145,096	1,475,604
#	Tenaris SA (TS US), ADR	7,453	296,630
	UniCredit SpA	60,468	4,477,437
	Unipol Assicurazioni SpA	2,664	58,324
TOTAL ITALY			13,268,282
JAPAN — (20.3%)
	Acom Co. Ltd.	43,100	122,868
	AGC, Inc.	31,800	993,528
	Air Water, Inc.	22,400	312,820
	Aisin Corp.	68,500	1,230,958
	Alfresa Holdings Corp.	12,800	180,843
	Amada Co. Ltd.	38,200	455,521
	Asahi Group Holdings Ltd.	198,800	2,143,426
	Asahi Kasei Corp.	173,200	1,327,079
	Bridgestone Corp.	34,300	1,497,371
	Brother Industries Ltd.	29,100	495,303
	Chiba Bank Ltd.	30,300	295,659
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	150,428
	COMSYS Holdings Corp.	8,300	209,305
	Cosmo Energy Holdings Co. Ltd.	17,200	392,769
	Credit Saison Co. Ltd.	16,600	404,384
	Dai Nippon Printing Co. Ltd.	7,100	118,502
	Daicel Corp.	13,900	119,597
	Dai-ichi Life Holdings, Inc.	218,400	1,532,948
	Daiwa House Industry Co. Ltd.	58,800	1,994,969
	Daiwa Securities Group, Inc.	74,600	574,118
	Denso Corp.	112,800	1,576,017
	Dentsu Group, Inc.	2,300	45,551
	ENEOS Holdings, Inc.	452,427	2,854,232
	EXEO Group, Inc.	2,600	37,499
	Fuji Media Holdings, Inc.	1,800	40,177
	FUJIFILM Holdings Corp.	59,600	1,381,330
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	9,200	$267,355
	Fuyo General Lease Co. Ltd.	5,400	141,181
	Gunma Bank Ltd.	7,400	76,920
	Hachijuni Bank Ltd.	22,503	226,676
	Hakuhodo DY Holdings, Inc.	24,900	180,235
	Hankyu Hanshin Holdings, Inc.	25,400	682,091
	Haseko Corp.	28,900	466,706
	Hitachi Construction Machinery Co. Ltd.	12,900	419,856
	Honda Motor Co. Ltd. (7267 JP)	424,500	4,290,525
#	Hulic Co. Ltd.	29,000	299,609
	Ibiden Co. Ltd.	2,400	225,899
	Idemitsu Kosan Co. Ltd.	124,000	862,265
	Iida Group Holdings Co. Ltd.	14,400	220,512
	INFRONEER Holdings, Inc.	15,600	167,125
	Inpex Corp.	140,900	2,599,904
	Isuzu Motors Ltd.	73,100	896,958
	Iwatani Corp.	16,400	170,736
	Iyogin Holdings, Inc.	9,100	142,196
	J Front Retailing Co. Ltd.	28,400	427,155
	Japan Airlines Co. Ltd.	16,400	295,452
	Japan Post Bank Co. Ltd.	28,100	314,863
	Japan Post Holdings Co. Ltd.	41,800	391,710
	Japan Post Insurance Co. Ltd.	10,000	258,623
	JFE Holdings, Inc.	76,389	875,434
	JTEKT Corp.	24,600	246,099
	Kajima Corp.	5,000	161,189
	Kamigumi Co. Ltd.	7,300	219,133
#	Kawasaki Kisen Kaisha Ltd.	14,400	206,317
	Kinden Corp.	3,600	144,206
	Kobe Steel Ltd.	44,800	527,268
	Koito Manufacturing Co. Ltd.	22,700	338,008
	Komatsu Ltd.	31,900	1,067,085
	Kubota Corp. (6326 JP)	121,600	1,574,375
	Kuraray Co. Ltd.	49,000	530,991
	Kyocera Corp.	45,800	607,738
	Kyoto Financial Group, Inc.	10,000	202,584

33

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	14,500	$83,105
	Lixil Corp.	34,000	376,842
	LY Corp.	169,300	497,491
	Marubeni Corp.	31,400	771,687
	Mazda Motor Corp.	74,900	516,125
	Mebuki Financial Group, Inc.	38,440	239,851
	Medipal Holdings Corp.	8,800	143,180
	MEIJI Holdings Co. Ltd.	20,600	396,549
	Minebea Mitsumi, Inc.	43,600	861,700
	Mitsubishi Chemical Group Corp.	191,900	1,002,404
	Mitsubishi Corp.	62,000	1,488,784
	Mitsubishi Electric Corp.	13,100	371,943
	Mitsubishi Estate Co. Ltd.	71,800	1,521,577
	Mitsubishi Gas Chemical Co., Inc.	16,700	308,969
	Mitsubishi HC Capital, Inc.	96,600	755,670
	Mitsubishi Logistics Corp.	20,495	148,610
	Mitsubishi Motors Corp.	73,100	178,139
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	364,500	5,505,870
	Mitsui & Co. Ltd. (8031 JP)	39,900	981,206
	Mitsui Chemicals, Inc.	37,000	873,531
	Mitsui Fudosan Co. Ltd.	103,000	1,072,477
#	Mitsui OSK Lines Ltd.	26,400	784,387
	Mizuho Financial Group, Inc. (8411 JP)	101,320	3,393,760
	MS&AD Insurance Group Holdings, Inc.	53,050	1,093,597
	NGK Insulators Ltd.	29,500	497,711
	NH Foods Ltd.	10,200	376,714
	NHK Spring Co. Ltd.	11,152	209,076
	Nikon Corp.	26,100	304,396
	Nippon Electric Glass Co. Ltd.	2,400	80,800
	Nippon Express Holdings, Inc.	36,500	776,548
	Nippon Steel Corp.	316,090	1,302,932
	Nippon Television Holdings, Inc.	1,800	43,672
		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen KK	39,800	$1,374,427
*	Nissan Motor Co. Ltd.	284,300	649,834
	Nisshin Seifun Group, Inc.	21,700	245,329
	Niterra Co. Ltd.	18,500	758,927
	NOK Corp.	5,300	94,110
	Nomura Holdings, Inc. (8604 JP)	203,500	1,452,196
	Nomura Real Estate Holdings, Inc.	88,000	502,557
	NSK Ltd.	22,500	113,378
	Obayashi Corp.	18,000	304,514
	Oji Holdings Corp.	108,500	547,424
	Omron Corp.	1,800	50,193
	Ono Pharmaceutical Co. Ltd.	40,000	488,136
	Open House Group Co. Ltd.	9,300	447,543
	ORIX Corp. (8591 JP)	77,100	1,886,023
	Panasonic Holdings Corp.	198,600	2,307,578
	Resona Holdings, Inc.	154,400	1,488,582
	Resonac Holdings Corp.	22,600	880,490
	Ricoh Co. Ltd.	64,600	554,189
	Rinnai Corp.	6,200	140,527
	Rohm Co. Ltd.	18,100	289,847
	Seiko Epson Corp.	35,400	448,539
	Seino Holdings Co. Ltd.	7,900	111,642
	Sekisui Chemical Co. Ltd.	15,400	266,794
	Sekisui House Ltd.	59,000	1,265,860
	Seven & i Holdings Co. Ltd.	71,300	906,921
	Shimamura Co. Ltd.	2,800	180,515
	Shimizu Corp.	9,400	126,178
	Shizuoka Financial Group, Inc.	18,400	247,804
	SoftBank Group Corp.	11,920	2,091,585
	Sojitz Corp.	26,394	700,245
	Sompo Holdings, Inc.	7,600	231,614
	Stanley Electric Co. Ltd.	15,100	296,597
	Subaru Corp.	91,600	1,948,618
	SUMCO Corp.	43,300	441,262
	Sumitomo Chemical Co. Ltd.	192,000	564,734
	Sumitomo Corp.	69,100	2,010,184
	Sumitomo Electric Industries Ltd.	133,900	4,881,646
#	Sumitomo Forestry Co. Ltd.	69,300	720,912

34

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	12,700	$339,554
	Sumitomo Metal Mining Co. Ltd.	24,700	807,997
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	6,215,032
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,335,039
	Sumitomo Realty & Development Co. Ltd.	38,400	1,639,564
	Sumitomo Rubber Industries Ltd.	21,000	245,940
#	Suntory Beverage & Food Ltd.	16,100	487,342
	Suzuken Co. Ltd.	5,100	193,680
	Suzuki Motor Corp.	78,700	1,174,902
	T&D Holdings, Inc.	400	8,590
	Taiheiyo Cement Corp.	13,900	377,128
	Takashimaya Co. Ltd.	34,000	363,676
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	124,367	3,356,354
	TBS Holdings, Inc.	2,000	69,055
	Tokyo Century Corp.	12,000	141,622
	Tokyo Tatemono Co. Ltd.	33,600	627,320
	Tokyu Fudosan Holdings Corp.	96,700	779,275
	TOPPAN Holdings, Inc.	16,700	408,446
	Toray Industries, Inc.	131,700	806,324
	Tosoh Corp.	33,300	474,776
	TOTO Ltd.	12,900	327,203
	Toyo Seikan Group Holdings Ltd.	11,800	264,913
	Toyo Tire Corp.	13,800	377,155
	Toyoda Gosei Co. Ltd.	6,400	148,127
#	Toyota Boshoku Corp.	9,400	142,928
	Toyota Industries Corp.	5,900	641,342
	Toyota Motor Corp. (7203 JP)	623,250	12,706,275
	Toyota Tsusho Corp.	52,800	1,613,897
	Yamada Holdings Co. Ltd.	53,500	160,832
	Yamaguchi Financial Group, Inc.	6,900	79,052
	Yamaha Corp.	13,800	87,084
#	Yamaha Motor Co. Ltd.	126,600	912,123
	Yamato Holdings Co. Ltd.	13,200	192,996
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	1,400	$88,244
	Yokohama Financial Group, Inc.	57,500	417,693
	Yokohama Rubber Co. Ltd.	20,000	713,780
TOTAL JAPAN			138,914,198
NETHERLANDS — (4.1%)
Ω	ABN AMRO Bank NV	37,600	1,123,438
	Aegon Ltd. (AGN NA)	109,392	833,646
	Akzo Nobel NV	3,260	215,438
	ArcelorMittal SA (MT NA)	15,639	597,022
#	ArcelorMittal SA (MT US)	38,069	1,450,035
	ASR Nederland NV	33,719	2,250,360
	Coca-Cola Europacific Partners PLC	7,924	705,906
	HAL Trust	2,615	410,434
	Heineken NV	24,608	1,905,454
#	ING Groep NV (ING US), Sponsored ADR	18,092	451,034
	ING Groep NV (INGA NA)	181,259	4,525,976
	JDE Peet's NV	8,580	312,261
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	5,816,080
	Koninklijke KPN NV	298,979	1,383,514
#	Koninklijke Philips NV (PHG US)	30,395	830,391
#	Koninklijke Philips NV (PHIA NA)	56,188	1,539,281
	NN Group NV	49,364	3,378,218
	Prosus NV (PRX NA)	4,852	335,363
TOTAL NETHERLANDS			28,063,851
NEW ZEALAND — (0.3%)
	Auckland International Airport Ltd.	101,931	474,408
*	Fletcher Building Ltd. (FBU NZ)	135,092	251,829
	Fonterra Co-Operative Group Ltd.	4,389	20,518
	Infratil Ltd.	50,997	360,448
	Mercury NZ Ltd.	44,439	164,737
#	Meridian Energy Ltd.	58,159	196,890
	Port of Tauranga Ltd.	20,992	94,499

35

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	22,199	$147,232
TOTAL NEW ZEALAND			1,710,561
NORWAY — (0.7%)
	Aker BP ASA	22,689	588,029
	Austevoll Seafood ASA	18,018	169,176
Ω	BW LPG Ltd.	25,143	332,962
	DNB Bank ASA	30,832	787,000
	Equinor ASA	33,623	805,314
	Hafnia Ltd.	22,085	137,584
	Norsk Hydro ASA	91,465	618,355
	Sparebank 1 Oestlandet	3,809	66,795
	SpareBank 1 Sor-Norge ASA	10,821	186,266
	Stolt-Nielsen Ltd.	1,664	55,812
	Subsea 7 SA	23,150	422,796
	TGS ASA	2,576	22,230
	Wallenius Wilhelmsen ASA	7,559	59,118
	Wilh Wilhelmsen Holding ASA, Class A	299	15,071
	Yara International ASA	11,196	407,894
TOTAL NORWAY			4,674,402
PORTUGAL — (0.0%)
	EDP Renovaveis SA	13,206	193,081
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	100,000	202,604
	City Developments Ltd.	12,651	70,269
#	Genting Singapore Ltd.	265,500	148,826
	Hongkong Land Holdings Ltd.	54,500	333,012
	Jardine Cycle & Carriage Ltd.	12,600	314,617
	Keppel Ltd.	111,900	875,097
	Olam Group Ltd.	70,000	52,745
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,279,361
	Seatrium Ltd.	137,655	229,641
	Singapore Airlines Ltd.	33,100	168,496
	United Overseas Bank Ltd.	68,400	1,819,266
	UOL Group Ltd.	40,699	248,639
		Shares	Value»
SINGAPORE — (Continued)
	Wilmar International Ltd.	293,900	$706,273
TOTAL SINGAPORE			6,448,846
SOUTH AFRICA — (0.0%)
	Valterra Platinum Ltd.	802	49,023
SPAIN — (3.1%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	140,043	2,821,316
	Banco de Sabadell SA	144,096	540,201
	Banco Santander SA (SAN SM)	1,351,086	13,767,815
	CaixaBank SA	21,446	226,679
Ω	Cellnex Telecom SA	1,599	49,780
	Repsol SA (REP SM)	188,959	3,467,275
TOTAL SPAIN			20,873,066
SWEDEN — (2.5%)
*	Asmodee Group AB, Class B	3,101	39,962
	Billerud Aktiebolag	22,231	205,713
*	Boliden AB	31,517	1,413,300
	Bure Equity AB	10,951	320,725
*	Embracer Group AB	3,128	32,599
	Essity AB (ESSITYA SS), Class A	368	10,115
	Essity AB (ESSITYB SS), Class B	40,692	1,117,713
	Getinge AB, Class B	14,565	341,196
	Hexagon AB, Class B	59,015	719,370
	Hexpol AB	16,723	152,049
#	Holmen AB (HOLMB SS), Class B	5,250	198,376
#	Husqvarna AB (HUSQB SS), Class B	45,158	213,825
	Loomis AB	15,044	606,054
	Pandox AB	8,704	173,659
#	Securitas AB, Class B	54,981	809,917
*Ω	Sinch AB	29,890	108,236
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	2,327,897
	Skanska AB, Class B	37,093	1,010,117
	SKF AB (SKFB SS), Class B	63,459	1,626,583
	SSAB AB (SSABA SS), Class A	26,950	170,474
	SSAB AB (SSABB SS), Class B	81,204	502,807

36

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	$4,258
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	263,872
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	677,991
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,298	28,427
	Swedbank AB, Class A	45,094	1,369,089
*	Swedish Orphan Biovitrum AB	6,395	220,329
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	28,484	288,995
	Telia Co. AB	293,693	1,156,172
	Trelleborg AB, Class B	20,404	851,504
#*	Volvo Car AB, Class B	85,329	295,678
TOTAL SWEDEN			17,257,002
SWITZERLAND — (8.2%)
#	Alcon AG	25,263	1,869,081
*	Amrize Ltd.	53,977	2,793,089
	Baloise Holding AG	3,212	797,671
	Banque Cantonale Vaudoise	1,073	124,582
#	Barry Callebaut AG	103	133,904
	Cie Financiere Richemont SA, Class A	28,146	5,567,436
	DSM-Firmenich AG	7,778	633,976
	Helvetia Holding AG	2,453	602,773
	Holcim AG (HOLN SW)	60,966	5,419,951
	Julius Baer Group Ltd.	24,232	1,635,866
	Lonza Group AG	4,520	3,121,202
#	Novartis AG (NVS US), Sponsored ADR	21,872	2,707,535
	Sandoz Group AG (SDZ SW)	4,217	281,176
	Sandoz Group AG (SDZNY US), ADR	20,486	1,362,947
	SIG Group AG	8,360	93,471
	Swatch Group AG (UHR SW)	579	121,003
	Swatch Group AG (UHRN SW)	622	26,373
	Swiss Life Holding AG	3,833	4,160,538
	Swiss Prime Site AG	2,218	315,273
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	31,438	$5,740,640
#	Swisscom AG	3,753	2,749,158
*	UBS Group AG (UBS US)	39,044	1,497,732
	UBS Group AG (UBSG SW)	152,323	5,828,673
	Zurich Insurance Group AG	12,509	8,699,647
TOTAL SWITZERLAND			56,283,697
UNITED KINGDOM — (12.4%)
	Anglo American PLC	21,101	798,306
	Associated British Foods PLC	8,199	247,417
	Barclays PLC (BARC LN)	187,695	1,006,725
	Barclays PLC (BCS US), Sponsored ADR	141,629	3,043,607
	Barratt Redrow PLC	85,585	423,516
	BP PLC (BP LN)	520,175	3,047,605
	BP PLC (BP US), Sponsored ADR	115,361	4,052,628
	British American Tobacco PLC (BATS LN)	99,083	5,074,585
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	345,174
	BT Group PLC	1,273,417	3,107,867
*	Canal & SA	29,111	91,669
	Centrica PLC	167,147	393,932
	Glencore PLC	499,265	2,391,761
	HSBC Holdings PLC (HSBA LN)	98,791	1,383,019
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	164,365	11,517,056
	J Sainsbury PLC	260,655	1,170,311
	Kingfisher PLC	263,125	1,067,125
	Lloyds Banking Group PLC (LLOY LN)	3,653,924	4,284,180
#	Lloyds Banking Group PLC (LYG US), ADR	608,371	2,865,427
	NatWest Group PLC (NWG LN)	525,574	4,046,138
	NatWest Group PLC (NWG US), Sponsored ADR	131,049	2,027,338
	Shell PLC (SHEL LN)	61,108	2,290,903

37

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Shell PLC (SHEL US), ADR	313,189	$23,464,084
Standard Chartered PLC	153,287	3,146,559
Vodafone Group PLC (VOD LN)	2,450,130	2,966,061
Vodafone Group PLC (VOD US), Sponsored ADR	16,673	200,907
TOTAL UNITED KINGDOM		84,453,900
UNITED STATES — (0.1%)
International Paper Co.	19,137	749,360
TOTAL COMMON STOCKS		648,686,487
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 5.764%	5,480	474,764
	Shares	Value»

GERMANY — (Continued)
# Henkel AG & Co. KGaA, 2.901%	13,538	$1,096,753
Porsche Automobil Holding SE, 5.552%	7,818	310,636
Volkswagen AG, 7.042%	23,573	2,454,816
TOTAL GERMANY		4,336,969
TOTAL INVESTMENT SECURITIES (Cost $476,456,597)		653,023,456

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	2,569,775	29,724,591
TOTAL INVESTMENTS — (100.0%)
(Cost $506,181,188)			$682,748,047
As of October 31, 2025, the value of Rule 144A securities amounted to $3,734,688 or 0.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$38,484,625	—	$38,484,625
Austria	—	1,205,741	—	1,205,741
Belgium	—	4,815,441	—	4,815,441
Canada	$74,188,238	—	—	74,188,238
Denmark	—	15,135,736	—	15,135,736
Finland	235,279	4,571,431	—	4,806,710
France	881,299	60,231,426	—	61,112,725
Germany	1,799,877	54,617,727	—	56,417,604
Hong Kong	—	10,343,747	—	10,343,747
Ireland	—	1,995,601	—	1,995,601
Israel	—	7,241,050	—	7,241,050
Italy	1,090,997	12,177,285	—	13,268,282
Japan	—	138,914,198	—	138,914,198
Netherlands	2,731,460	25,332,391	—	28,063,851
New Zealand	—	1,710,561	—	1,710,561
Norway	—	4,674,402	—	4,674,402
Portugal	—	193,081	—	193,081

38

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$6,448,846	—	$6,448,846
South Africa	—	49,023	—	49,023
Spain	—	20,873,066	—	20,873,066
Sweden	—	17,257,002	—	17,257,002
Switzerland	$7,158,445	49,125,252	—	56,283,697
United Kingdom	47,516,221	36,937,679	—	84,453,900
United States	—	749,360	—	749,360
Preferred Stocks
Germany	—	4,336,969	—	4,336,969
Securities Lending Collateral	—	29,724,591	—	29,724,591
Total Investments in Securities	$135,601,816	$547,146,231	—	$682,748,047
See accompanying Notes to Financial Statements.
39

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (6.2%)
*	29Metals Ltd.	128,890	$40,012
#	Accent Group Ltd.	42,543	35,616
	Acrow Ltd.	24,635	18,202
	Adairs Ltd.	23,147	30,725
	AGL Energy Ltd.	47,180	285,801
*	Ainsworth Game Technology Ltd.	11,272	7,526
#*	Alcidion Group Ltd.	58,601	3,558
*	Alkane Resources Ltd.	281,409	183,305
	Alliance Aviation Services Ltd.	13,267	21,962
*	AMA Group Ltd.	406,392	24,429
	Amotiv Ltd.	18,541	108,003
	AMP Ltd.	379,646	442,933
*	Amplitude Energy Ltd.	495,347	77,796
	Ansell Ltd.	18,507	442,136
#*	Appen Ltd.	44,293	22,351
	Arafura Rare Earths Ltd.	31,038	5,788
*	Arafura Rare Earths Ltd. (ARU AU)	167,779	31,230
#	ARB Corp. Ltd.	10,753	252,772
#*	Archer Materials Ltd.	10,038	3,057
#	ARN Media Ltd.	38,557	13,325
#*	Aroa Biosurgery Ltd.	37,311	18,889
*	Articore Group Ltd.	21,367	4,482
	AUB Group Ltd.	14,241	343,998
*	Aurelia Metals Ltd.	197,432	31,642
	Aurizon Holdings Ltd.	82,465	185,010
	Aussie Broadband Ltd.	22,960	89,327
*	Austal Ltd.	52,644	233,431
#*	Australian Agricultural Co. Ltd.	38,789	36,302
	Australian Clinical Labs Ltd.	23,114	39,269
	Australian Ethical Investment Ltd.	14,137	64,624
	Australian Finance Group Ltd.	24,189	37,662
#*	Australian Strategic Materials Ltd.	15,824	10,470
#	Autosports Group Ltd.	5,949	16,030
††	AVZ Minerals Ltd.	217,167	22,770
*	Baby Bunting Group Ltd.	18,263	32,702
		Shares	Value»
AUSTRALIA — (Continued)
	Bank of Queensland Ltd.	83,030	$372,548
	Bapcor Ltd.	44,195	73,000
*	BCI Minerals Ltd.	90,331	22,763
	Beach Energy Ltd.	195,279	158,671
#	Beacon Lighting Group Ltd.	8,420	15,388
	Bega Cheese Ltd.	42,996	149,229
	Bell Financial Group Ltd.	16,281	13,473
*	Bellevue Gold Ltd.	196,590	150,745
#*	Betmakers Technology Group Ltd.	25,815	2,704
#*	Black Cat Syndicate Ltd. (BC8 AU)	61,264	40,571
#*	Boss Energy Ltd.	20,596	26,730
	Bravura Solutions Ltd.	75,448	142,003
#	Breville Group Ltd.	14,849	288,119
*	Brightstar Resources Ltd.	31,812	9,440
#*	Bubs Australia Ltd.	77,196	7,813
	Capral Ltd.	1,923	14,203
*	Capricorn Metals Ltd.	48,448	407,940
#*	Carnarvon Energy Ltd.	150,007	9,415
*	Catalyst Metals Ltd.	38,805	171,644
*	Catapult Sports Ltd.	19,594	86,027
	Cedar Woods Properties Ltd.	9,590	56,686
#*	Cettire Ltd.	11,404	5,138
	Challenger Ltd.	30,908	188,135
#	Champion Iron Ltd.	35,148	127,112
#*	Chrysos Corp. Ltd.	2,481	13,075
	Cleanaway Waste Management Ltd.	20,221	33,709
*	ClearView Wealth Ltd.	24,888	9,686
#	Clinuvel Pharmaceuticals Ltd.	6,591	49,535
#	Clover Corp. Ltd.	25,399	11,240
#*	Coast Entertainment Holdings Ltd.	72,872	21,473
#	Cobram Estate Olives Ltd.	8,893	19,761
	Codan Ltd.	16,966	401,771
#	Cogstate Ltd.	9,666	17,406
	Collins Foods Ltd.	16,649	116,447
*	Comet Ridge Ltd.	115,929	9,885

40

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Core Lithium Ltd.	114,745	$9,368
Ω	Coronado Global Resources, Inc., CDI	18,668	4,445
#	Corporate Travel Management Ltd.	16,158	169,895
	Credit Corp. Group Ltd.	8,852	83,043
	Dalrymple Bay Infrastructure Ltd.	42,458	123,087
	Data#3 Ltd.	17,890	103,018
#*	Deep Yellow Ltd.	148,759	174,341
*	Develop Global Ltd.	7,083	16,446
	Dicker Data Ltd.	12,074	80,820
#	Domino's Pizza Enterprises Ltd.	7,320	87,661
	Downer EDI Ltd.	154,371	779,731
*	DUG Technology Ltd.	8,715	12,473
	Dyno Nobel Ltd.	119,291	251,033
	Eagers Automotive Ltd.	17,568	390,947
*††	Elanor Investor Group	2,855	288
#	Elders Ltd.	21,959	101,845
#*	Electro Optic Systems Holdings Ltd.	5,176	20,995
#*	Emeco Holdings Ltd.	55,197	43,296
*	Emerald Resources NL	86,706	269,267
#*	EML Payments Ltd.	51,536	32,531
	Energy One Ltd.	1,399	17,489
	Enero Group Ltd.	7,597	3,373
	EQT Holdings Ltd.	3,576	58,685
	Euroz Hartleys Group Ltd.	14,654	9,683
	EVT Ltd.	12,918	122,057
	Experience Co. Ltd.	24,597	2,407
#	Fenix Resources Ltd.	56,718	19,481
#*	FireFly Metals Ltd.	32,053	39,875
*	FleetPartners Group Ltd.	44,716	85,424
	Fleetwood Ltd.	9,756	18,826
#	Flight Centre Travel Group Ltd.	19,027	153,064
#*	Frontier Digital Ventures Ltd.	17,664	5,614
	G8 Education Ltd.	79,482	41,833
#*	Galan Lithium Ltd.	38,880	3,938
*	Gateway Mining Ltd.	21,766	1,252
		Shares	Value»
AUSTRALIA — (Continued)
	Generation Development Group Ltd.	36,782	$172,147
*	Genesis Minerals Ltd.	83,549	317,870
*	Genetic Signatures Ltd.	13,548	2,700
#	GR Engineering Services Ltd.	12,925	30,949
	GrainCorp Ltd., Class A	29,924	173,081
	Grange Resources Ltd.	55,500	9,805
	GWA Group Ltd.	32,736	52,890
	Hansen Technologies Ltd.	27,695	101,029
	Healius Ltd.	92,037	53,570
	Helia Group Ltd.	41,663	146,944
	Helloworld Travel Ltd.	7,031	8,735
*	Highfield Resources Ltd.	24,514	914
#	Humm Group Ltd.	53,557	21,173
#	IDP Education Ltd.	23,172	84,941
*	IGO Ltd.	41,327	144,909
	Iluka Resources Ltd.	55,690	251,784
	Imdex Ltd.	74,126	166,641
#*	Immutep Ltd. (IMM AU)	122,328	22,387
*	ImpediMed Ltd.	121,421	3,011
	Infomedia Ltd.	62,093	68,418
	Inghams Group Ltd.	50,749	80,325
*	Insignia Financial Ltd.	101,384	300,499
#	Integral Diagnostics Ltd.	42,340	71,603
#*	ioneer Ltd.	214,620	25,944
#	IPH Ltd.	30,781	74,219
	IRESS Ltd.	20,980	121,480
	IVE Group Ltd.	19,754	36,016
*	Judo Capital Holdings Ltd.	37,253	41,121
#	Jumbo Interactive Ltd.	3,461	26,559
	Jupiter Mines Ltd.	181,844	30,918
	Karoon Energy Ltd.	112,273	118,166
#	Kelsian Group Ltd.	8,914	28,380
#	Kogan.com Ltd.	8,067	16,775
#	L1 Group Ltd.	85,451	63,131
#*	Lark Distilling Co. Ltd.	2,994	1,424
	Lendlease Corp. Ltd.	83,570	303,056
#	Lifestyle Communities Ltd.	6,758	22,872

41

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lindsay Australia Ltd.	22,702	$8,979
*	Liontown Resources Ltd.	36,136	27,717
	Lovisa Holdings Ltd.	6,999	165,586
	Lycopodium Ltd.	4,742	39,055
	MA Financial Group Ltd.	13,440	84,581
#	Maas Group Holdings Ltd.	10,064	31,226
	Macmahon Holdings Ltd.	161,782	49,679
#*	Macquarie Technology Group Ltd.	1,297	56,105
#	Mader Group Ltd.	4,057	23,553
	Magellan Financial Group Ltd.	20,374	128,058
*	Mayne Pharma Group Ltd.	14,501	40,279
	McMillan Shakespeare Ltd.	9,141	102,887
*	McPherson's Ltd.	245	41
*	Megaport Ltd.	15,584	167,393
#*	Melbana Energy Ltd.	328,430	3,220
#*	Mesoblast Ltd. (MSB AU)	106,728	174,426
*	Metals X Ltd.	120,257	66,350
	Metcash Ltd.	121,521	302,699
#*	Metro Mining Ltd.	464,879	22,170
#*	Michael Hill International Ltd. (MHJ AU)	13,468	2,996
	Monadelphous Group Ltd.	13,437	204,232
#	Monash IVF Group Ltd.	45,202	20,427
#*	Mount Gibson Iron Ltd.	74,201	17,472
#	Myer Holdings Ltd.	153,762	39,690
	MyState Ltd.	22,138	64,397
*	Nanosonics Ltd.	14,647	43,865
	Navigator Global Investments Ltd.	36,502	59,438
*	Neuren Pharmaceuticals Ltd.	6,665	94,610
#	New Hope Corp. Ltd.	67,414	182,961
	nib holdings Ltd.	57,114	281,492
#	Nick Scali Ltd.	8,901	147,862
#	Nickel Industries Ltd.	202,184	97,663
	Nine Entertainment Co. Holdings Ltd.	175,251	132,969
#*	Novonix Ltd.	30,011	11,253
		Shares	Value»
AUSTRALIA — (Continued)
	NRW Holdings Ltd.	72,942	$231,111
*	Nufarm Ltd.	59,509	80,929
*	Nuix Ltd.	22,762	36,337
	Objective Corp. Ltd.	2,833	34,205
#*	OFX Group Ltd.	52,215	21,049
	OM Holdings Ltd.	27,595	4,601
*	Omni Bridgeway Ltd.	38,201	39,833
#	oOh!media Ltd.	67,577	60,751
#*	Ora Banda Mining Ltd.	144,241	113,531
	Orora Ltd.	162,854	214,221
	Pacific Current Group Ltd.	4,674	31,438
#*	Paladin Energy Ltd.	42,977	268,917
*	Pantoro Gold Ltd.	42,103	140,612
#*	Paragon Care Ltd.	37,058	7,763
	Peet Ltd.	49,105	61,418
#*	PeopleIN Ltd.	8,094	4,472
	Pepper Money Ltd.	12,817	18,698
	Perenti Ltd.	126,654	224,323
	Perpetual Ltd.	11,636	145,953
	Perseus Mining Ltd.	137,695	437,040
*	PEXA Group Ltd.	18,151	179,718
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	29,712
	Premier Investments Ltd.	8,689	101,147
#	Propel Funeral Partners Ltd.	12,550	41,172
#	PWR Holdings Ltd.	10,527	58,544
	Ramelius Resources Ltd.	24,875	53,814
#*	ReadyTech Holdings Ltd.	3,553	5,091
#	Regal Partners Ltd.	4,358	8,314
	Regis Healthcare Ltd.	25,606	124,105
	Regis Resources Ltd.	108,475	455,378
	Reliance Worldwide Corp. Ltd.	98,851	268,037
*	Resolute Mining Ltd.	375,540	233,735
#*	Retail Food Group Ltd.	11,865	11,383
	Ridley Corp. Ltd.	40,176	77,823
*	RPMGlobal Holdings Ltd.	21,479	68,383
*	Sandfire Resources Ltd.	46,782	495,492
*	Select Harvests Ltd.	24,913	63,325
	Servcorp Ltd.	6,297	30,403
	Service Stream Ltd.	91,018	135,030

42

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Seven West Media Ltd.	118,278	$10,643
#*	Silver Mines Ltd.	121,386	13,470
#	Sims Ltd. (SGM AU)	22,887	238,754
	SmartGroup Corp. Ltd.	17,827	95,299
	Solvar Ltd.	30,308	30,999
	Southern Cross Electrical Engineering Ltd.	24,152	38,827
#	Southern Cross Media Group Ltd.	48,316	26,686
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	53,328	95,893
#*	St Barbara Ltd.	175,279	58,988
	Stanmore Resources Ltd.	18,283	25,695
*	Strickland Metals Ltd.	41,036	5,097
#*	Strike Energy Ltd.	242,526	17,423
	Super Retail Group Ltd.	22,153	231,529
*	Superloop Ltd.	103,226	210,600
*	Syrah Resources Ltd.	39,708	8,827
	Tabcorp Holdings Ltd.	304,304	211,458
	Ten Sixty Four Ltd.	15,386	1,107
#	Treasury Wine Estates Ltd.	22,589	88,479
*	Tuas Ltd.	33,140	152,528
#*	Tyro Payments Ltd.	66,050	47,935
*	Vault Minerals Ltd.	208,410	99,081
	Ventia Services Group Pty. Ltd.	81,333	304,638
Ω	Viva Energy Group Ltd.	79,936	95,950
#*	Vulcan Energy Resources Ltd.	10,002	43,996
#	Vulcan Steel Ltd.	4,928	23,360
*	Vysarn Ltd.	30,347	12,792
	Wagners Holding Co. Ltd.	8,025	14,166
#	Washington H Soul Pattinson & Co. Ltd.	8,361	205,440
*	WEB Travel Group Ltd.	38,156	104,100
#*	Webjet Group Ltd.	52,612	28,897
*	West African Resources Ltd.	163,587	135,115
	Westgold Resources Ltd.	136,031	469,206
		Shares	Value»
AUSTRALIA — (Continued)
#	Whitehaven Coal Ltd.	77,418	$363,872
	XRF Scientific Ltd.	12,477	17,036
*	Zip Co. Ltd.	245,680	617,348
TOTAL AUSTRALIA			24,652,910
AUSTRIA — (1.5%)
*	Addiko Bank AG	2,352	57,141
	Agrana Beteiligungs AG	2,144	29,767
	ANDRITZ AG	8,743	661,022
*	AT&S Austria Technologie & Systemtechnik AG	1,597	59,282
Ω	BAWAG Group AG	13,834	1,787,785
	CA Immobilien Anlagen AG	4,798	133,368
*	CPI Europe AG	5,377	104,819
	DO & Co. AG	904	215,646
*	Eurotelesites AG	4,310	24,046
	EVN AG	4,306	125,658
*	FACC AG	2,374	23,968
*	Immofinanz AG (IIA AV)	10,232	0
*	Kapsch TrafficCom AG	757	5,656
*	Lenzing AG	1,793	53,637
	Mayr Melnhof Karton AG	774	70,530
	Oesterreichische Post AG	3,173	109,684
	Palfinger AG	2,888	108,188
*	POLYTEC Holding AG	1,603	5,653
	Porr AG	3,029	96,133
	SBO AG	1,398	46,347
	Semperit AG Holding	1,873	28,072
	Strabag SE (STR AV)	2,747	214,912
	Telekom Austria AG	16,877	179,484
*	UBM Development AG	812	22,460
	UNIQA Insurance Group AG	16,266	238,970
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	192,088
	voestalpine AG	21,274	757,482
	Wienerberger AG	13,034	386,910
	Zumtobel Group AG	6,897	29,684
TOTAL AUSTRIA			5,768,392

43

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,922	$727,717
	Ageas SA	3,418	226,202
*	AGFA-Gevaert NV	20,629	19,744
*	Atenor	3,090	9,860
	Azelis Group NV	8,879	104,991
*	Banqup Group	1,279	5,152
	Barco NV	8,285	118,159
	Bekaert SA	4,681	195,538
#*††Ω	Biocartis Group NV	5,650	0
*	bpost SA	14,476	35,122
	Cie d'Entreprises CFE	891	9,197
	CMB Tech NV	5,418	50,813
	Colruyt Group NV	6,945	259,368
	Deceuninck NV	10,393	24,737
	Deme Group NV	1,159	175,109
	D'ieteren Group	1,559	284,787
	Econocom Group SA NV	14,168	27,929
	Elia Group SA	1,970	237,441
	EVS Broadcast Equipment SA	1,783	74,550
	Fagron	8,950	212,673
*	Galapagos NV (GLPG BB)	4,331	137,283
	Gimv NV	3,289	177,600
*	Hyloris Pharmaceuticals SA	768	5,240
*	Immobel SA	570	16,281
#	Ion Beam Applications	3,161	39,797
	Jensen-Group NV	507	36,575
	Kinepolis Group NV	1,476	50,619
	Lotus Bakeries NV	36	314,087
	Melexis NV	2,453	176,550
*	Nyxoah SA	1,031	5,351
#*	Ontex Group NV	11,107	81,192
*	Onward Medical NV	1,990	9,829
*	Orange Belgium SA	2,344	51,598
	Proximus SADP	13,464	115,653
#	Recticel SA	4,388	43,228
	Sipef NV	638	57,367
	Solvay SA	13,537	415,487
	Syensqo SA	4,264	351,977
	Tessenderlo Group SA	2,766	83,560
	Umicore SA	13,240	252,124
	Van de Velde NV	1,093	38,113
	VGP NV	1,471	169,939
	Viohalco SA	9,200	90,142
TOTAL BELGIUM			5,518,681
		Shares	Value»
BRAZIL — (0.0%)
*	Aura Minerals, Inc.	3,087	$99,803
CANADA — (12.2%)
*	5N Plus, Inc.	15,400	220,259
	Acadian Timber Corp.	1,400	14,304
	ADENTRA, Inc.	1,854	46,490
*	Advantage Energy Ltd.	23,981	190,302
	Aecon Group, Inc.	8,991	198,212
	AG Growth International, Inc.	2,367	60,890
	AGF Management Ltd., Class B	7,345	73,212
#*	Aimia, Inc.	12,133	24,092
*	Air Canada	13,409	176,295
#	AirBoss of America Corp.	2,200	7,263
	Alaris Equity Partners Income	2,438	34,035
	Algoma Central Corp.	1,600	19,850
#	Algoma Steel Group, Inc. (ASTL US)	11,500	47,955
#	Algonquin Power & Utilities Corp. (AQN CN)	16,126	90,026
	Algonquin Power & Utilities Corp. (AQN US)	74,409	415,202
*	Allied Gold Corp.	7,860	119,586
	Altius Minerals Corp.	4,400	119,086
	Altus Group Ltd.	5,400	221,845
	Amerigo Resources Ltd.	14,600	31,853
	Andlauer Healthcare Group, Inc.	1,777	68,924
	Andrew Peller Ltd., Class A	4,300	15,268
*	Aritzia, Inc.	17,018	1,188,730
	Atco Ltd., Class I	10,207	384,614
*	Athabasca Oil Corp.	76,206	374,361
*	ATS Corp. (ATS CN)	8,214	225,943
#*	Aurora Cannabis, Inc. (ACB US)	651	3,222
*	AutoCanada, Inc.	2,934	52,904
*	Avino Silver & Gold Mines Ltd. (ASM US)	9,826	45,691
	B2Gold Corp. (BTG US)	116,197	510,105
	B2Gold Corp. (BTO CN)	66,072	289,246

44

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Badger Infrastructure Solutions Ltd.	3,509	$184,113
*	Bausch Health Cos., Inc. (BHC US)	36,335	255,072
	Baytex Energy Corp.	85,820	207,429
	Birchcliff Energy Ltd.	37,934	176,884
	Bird Construction, Inc.	10,860	233,220
*	Bitfarms Ltd.	25,749	102,339
	Black Diamond Group Ltd.	6,496	69,242
#*,*	BlackBerry Ltd.	53,516	261,263
	BMTC Group, Inc.	850	7,879
#*	Bonterra Energy Corp.	3,035	7,833
#	Boralex, Inc., Class A	12,043	241,796
	Boyd Group, Inc.	2,153	343,900
*	Bragg Gaming Group, Inc.	2,243	5,338
	Brookfield Infrastructure Corp., Class A	4,748	215,132
	BRP, Inc. (DOOO US)	1,166	73,248
*	CAE, Inc. (CAE CN)	10,336	290,208
*	CAE, Inc. (CAE US)	10,653	298,923
*	Calfrac Well Services Ltd.	3,300	7,200
	Calian Group Ltd.	1,900	68,411
	Canaccord Genuity Group, Inc.	12,896	108,129
*	Canacol Energy Ltd.	3,610	5,817
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	73,439
*	Canada Packers, Inc.	2,225	26,540
	Canadian Tire Corp. Ltd., Class A	5,034	577,319
	Canadian Utilities Ltd., Class A	4,093	114,629
*	Canfor Corp.	15,300	133,413
#	Capital Power Corp.	17,199	870,649
*	Capstone Copper Corp.	83,957	749,450
#	Cardinal Energy Ltd.	18,431	104,867
	CareRx Corp.	3,200	8,191
	Cascades, Inc.	18,429	145,981
*	Cavvy Energy Ltd.	4,300	2,790
	Centerra Gold, Inc.	26,068	305,375
	CES Energy Solutions Corp.	36,901	252,838
*	Cineplex, Inc.	5,627	50,711
		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	900	$9,497
	Cogeco Communications, Inc.	2,100	95,616
	Cogeco, Inc.	800	33,442
	Colliers International Group, Inc. (CIGI CN)	500	79,765
	Colliers International Group, Inc. (CIGI US)	3,181	507,465
	Computer Modelling Group Ltd.	8,644	32,787
	Corby Spirit & Wine Ltd.	1,800	17,608
*	Cronos Group, Inc. (CRON US)	35,986	90,325
	Definity Financial Corp.	8,634	401,674
	dentalcorp Holdings Ltd.	3,911	30,395
*	Descartes Systems Group, Inc. (DSG CN)	2,900	256,121
*	Descartes Systems Group, Inc. (DSGX US)	1,553	136,990
	Dexterra Group, Inc.	6,209	47,106
*	Docebo, Inc.	1,007	25,237
	Doman Building Materials Group Ltd.	9,452	59,844
	Dominion Lending Centres, Inc.	1,800	14,117
*	Dorel Industries, Inc., Class B	3,700	4,749
	DPM Metals, Inc.	28,117	601,412
	DREAM Unlimited Corp., Class A	3,625	48,047
#	Dye & Durham Ltd.	6,092	22,369
	Dynacor Group, Inc.	4,900	15,861
	E-L Financial Corp. Ltd.	20,400	236,501
*	Eldorado Gold Corp. (EGO US)	8,595	220,376
*	Eldorado Gold Corp. (ELD CN)	27,134	695,490
*	Electrovaya, Inc.	1,634	10,572
	Empire Co. Ltd., Class A	10,270	348,911

45

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Endeavour Mining PLC	17,983	$720,448
*	Endeavour Silver Corp. (EDR CN)	16,100	132,239
*	Endeavour Silver Corp. (EXK US)	34,911	286,270
	Enerflex Ltd. (EFX CN)	14,336	180,407
	Enerflex Ltd. (EFXT US)	3,811	47,981
	Enghouse Systems Ltd.	4,790	71,070
*	Ensign Energy Services, Inc.	15,950	29,226
#	EQB, Inc.	4,086	260,650
#*	Equinox Gold Corp. (EQX CN)	9,887	108,631
#*	Equinox Gold Corp. (EQX US)	61,505	674,710
#*	ERO Copper Corp. (ERO CN)	3,789	80,910
*	ERO Copper Corp. (ERO US)	6,844	146,119
	Evertz Technologies Ltd.	5,502	50,291
#	Exchange Income Corp.	3,043	166,714
	Exco Technologies Ltd.	4,600	21,450
	Extendicare, Inc.	14,310	163,858
#	Fiera Capital Corp.	11,800	52,919
	Finning International, Inc.	19,206	1,038,662
*	Firan Technology Group Corp.	3,100	24,136
	Firm Capital Mortgage Investment Corp.	4,900	40,945
#	First Majestic Silver Corp. (AG US)	41,108	524,949
	First Majestic Silver Corp. (FR CN)	14,299	182,796
*	First Mining Gold Corp.	27,500	6,666
	FirstService Corp. (FSV CN)	2,145	341,444
	FirstService Corp. (FSV US)	213	33,954
*	Foraco International SA	7,800	11,512
#*	Fortuna Mining Corp. (FSM US)	19,034	157,411
		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FVI CN)	30,193	$249,497
*	Freegold Ventures Ltd.	5,666	4,929
#	Freehold Royalties Ltd.	19,895	201,283
	Frontera Energy Corp.	5,580	22,240
*	Galiano Gold, Inc.	21,091	50,480
	Gamehost, Inc.	2,000	16,769
*	GDI Integrated Facility Services, Inc.	1,900	39,963
	Gibson Energy, Inc.	20,295	345,979
#	Gildan Activewear, Inc. (GIL US)	4,545	264,928
#	goeasy Ltd.	1,736	208,746
*	GoGold Resources, Inc.	52,458	95,749
*	GoldMoney, Inc.	1,360	10,957
#*	Greenfire Resources Ltd.	4,020	20,341
#	Guardian Capital Group Ltd., Class A	2,750	131,289
*	Haivision Systems, Inc.	3,200	11,704
	Hammond Power Solutions, Inc.	1,309	199,726
	Headwater Exploration, Inc.	37,063	195,548
	High Liner Foods, Inc.	2,300	27,812
*	HLS Therapeutics, Inc.	2,903	11,550
	Hudbay Minerals, Inc. (HBM CN)	40,440	648,164
	Hudbay Minerals, Inc. (HBM US)	8,865	141,840
*	IAMGOLD Corp. (IAG US)	48,212	558,295
*	IAMGOLD Corp. (IMG CN)	56,196	650,688
	IGM Financial, Inc.	6,600	253,873
*	Imperial Metals Corp.	9,700	47,374
	Information Services Corp.	2,000	52,918
#	InPlay Oil Corp.	1,317	11,275
*	Interfor Corp.	7,278	41,046
Ω	Jamieson Wellness, Inc.	5,148	127,805
*	Journey Energy, Inc.	2,400	6,605
*	K92 Mining, Inc.	32,045	426,109

46

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	1,500	$40,266
*	Kelt Exploration Ltd.	27,188	129,296
	Keyera Corp.	11,131	328,641
*	Knight Therapeutics, Inc.	9,116	37,958
	KP Tissue, Inc.	700	4,706
#	Labrador Iron Ore Royalty Corp.	8,600	177,451
*	Largo, Inc. (LGO CN)	1,753	2,088
	Lassonde Industries, Inc., Class A	500	77,848
	Laurentian Bank of Canada	6,900	163,823
	Leon's Furniture Ltd.	3,400	70,810
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	16,819
*	Lightspeed Commerce, Inc. (LSPD US)	16,087	193,044
	Linamar Corp.	5,605	303,518
#*	Lucara Diamond Corp.	52,607	6,751
	Lundin Gold, Inc.	14,886	1,012,000
	Magellan Aerospace Corp.	2,400	29,483
	Mainstreet Equity Corp.	600	80,750
*	Major Drilling Group International, Inc.	13,573	119,516
	Maple Leaf Foods, Inc.	11,125	213,846
	Martinrea International, Inc.	4,010	28,934
*	Mattr Corp.	4,242	33,088
*	MDA Space Ltd.	20,089	392,169
	Medical Facilities Corp.	5,100	52,544
	Melcor Developments Ltd.	2,200	23,136
	Meren Energy, Inc.	44,613	57,891
	Methanex Corp. (MEOH US)	7,928	311,729
	Morguard Corp.	700	58,059
	MTY Food Group, Inc.	3,000	72,382
	Mullen Group Ltd.	12,988	130,570
	Neo Performance Materials, Inc.	5,936	81,853
*	New Gold, Inc. (NGD CN)	90,970	670,008
*	New Gold, Inc. (NGD US)	23,331	171,250
		Shares	Value»
CANADA — (Continued)
#*	New Pacific Metals Corp.	4,600	$10,396
*	NFI Group, Inc.	8,237	84,217
	North American Construction Group Ltd. (NOA CN)	2,300	35,815
	North West Co., Inc.	6,881	223,226
#	Northland Power, Inc.	33,383	610,036
*	NuVista Energy Ltd.	20,260	240,945
*	Obsidian Energy Ltd. (OBE US)	12,119	68,715
	OceanaGold Corp.	35,951	804,095
	Onex Corp.	5,718	497,377
	Open Text Corp. (OTEX CN)	558	21,408
	Open Text Corp. (OTEX US)	14,108	541,042
	OR Royalties, Inc. (OR CN)	7,236	232,163
	OR Royalties, Inc. (OR US)	7,259	232,143
*	Orezone Gold Corp.	16,500	16,470
#*	Organigram Global, Inc.	2,430	3,937
#*	Orla Mining Ltd. (OLA CN)	9,460	97,598
*	Orla Mining Ltd. (ORLA US)	17,153	177,019
	Paramount Resources Ltd., Class A	10,792	176,981
	Parex Resources, Inc.	5,769	73,791
	Parkland Corp.	16,376	466,568
	Pason Systems, Inc.	13,302	113,336
	Pet Valu Holdings Ltd.	5,947	147,557
#	Peyto Exploration & Development Corp.	23,340	339,978
	PHX Energy Services Corp.	5,500	29,881
#	Pine Cliff Energy Ltd.	23,500	12,734
	Pizza Pizza Royalty Corp.	4,000	44,234
	Polaris Renewable Energy, Inc.	3,600	33,419
	Pollard Banknote Ltd.	1,800	26,001
#	PrairieSky Royalty Ltd.	29,509	529,776

47

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp. (PD CN)	1,930	$115,752
*	Precision Drilling Corp. (PDS US)	133	7,968
#	Premium Brands Holdings Corp.	6,089	419,811
#	Propel Holdings, Inc.	1,946	35,408
	Pulse Seismic, Inc.	6,700	14,044
#*	Quarterhill, Inc.	23,309	18,115
	Quebecor, Inc., Class B	14,096	449,649
*	Real Matters, Inc.	194	1,018
*	RF Capital Group, Inc.	155	2,212
	Richelieu Hardware Ltd.	6,969	191,051
	Rogers Sugar, Inc.	12,650	55,739
	Russel Metals, Inc.	8,650	267,724
*	Sangoma Technologies Corp.	3,500	18,392
	Saputo, Inc.	4,023	97,208
*	Saturn Oil & Gas, Inc.	2,049	3,842
	Savaria Corp.	8,482	133,107
*	Seabridge Gold, Inc. (SA US)	8,288	197,503
*	Seabridge Gold, Inc. (SEA CN)	3,058	72,953
	Secure Waste Infrastructure Corp.	42,069	525,206
	Sienna Senior Living, Inc.	9,677	132,058
	South Bow Corp.	13,434	348,393
*	Spartan Delta Corp.	12,672	56,740
Ω	Spin Master Corp.	5,200	77,228
	Sprott, Inc. (SII CN)	2,798	229,762
*	SSR Mining, Inc. (SSRM CN)	28,495	644,249
*	SSR Mining, Inc. (SSRM US)	1,383	31,200
	Stella-Jones, Inc.	9,209	522,711
*Ω	STEP Energy Services Ltd.	6,600	25,740
	StorageVault Canada, Inc.	17,137	60,481
	Strathcona Resources Ltd.	3,442	90,804
*	SunOpta, Inc. (SOY CN)	1,950	10,219
*	SunOpta, Inc. (STKL US)	8,138	42,480
	Superior Plus Corp.	25,964	147,726
		Shares	Value»
CANADA — (Continued)
	Supremex, Inc.	5,800	$15,218
	Surge Energy, Inc.	12,731	60,181
	Sylogist Ltd.	3,100	14,919
	Tamarack Valley Energy Ltd.	60,509	268,776
*	Taseko Mines Ltd. (TGB US)	5,901	26,732
*	Taseko Mines Ltd. (TKO CN)	35,100	158,914
*	Telesat Corp.	700	21,072
	TELUS Corp.	3,749	54,823
*	Tenaz Energy Corp.	1,000	19,080
*	TerrAscend Corp.	9,000	6,353
#	TerraVest Industries, Inc.	1,574	152,378
#*	Tidewater Midstream & Infrastructure Ltd.	1,765	7,475
#*	Tilray Brands, Inc.	23,111	30,969
#	Timbercreek Financial Corp.	9,652	45,695
#	Topaz Energy Corp.	16,546	293,747
*	Torex Gold Resources, Inc.	14,210	587,022
#	Toromont Industries Ltd.	3,786	454,871
	Total Energy Services, Inc.	6,761	67,966
*	Touchstone Exploration, Inc.	7,300	1,145
	TransAlta Corp.	11,303	199,724
	TransAlta Corp.	29,463	520,757
*	Transat AT, Inc.	3,900	5,867
	Transcontinental, Inc., Class A	11,725	164,604
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	128,668
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	95,476
	Triple Flag Precious Metals Corp. (TFPM US)	4,342	120,534
*	Trisura Group Ltd. (TSU CN)	5,900	162,586
*	Valeura Energy, Inc.	3,426	16,268
	Vecima Networks, Inc.	1,200	8,633
#	Vermilion Energy, Inc. (VET CN)	3,634	27,180
	Vermilion Energy, Inc. (VET US)	21,479	160,448

48

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	VersaBank (VBNK CN)	1,500	$17,903
	VersaBank (VBNK US)	1,000	11,870
*††	Victoria Gold Corp./Vancouver	1,082	69
*	Viemed Healthcare, Inc.	4,100	26,486
*	Vitalhub Corp.	3,821	29,859
*	Well Health Technologies Corp.	27,954	104,637
*	Wesdome Gold Mines Ltd.	22,185	334,701
#	West Fraser Timber Co. Ltd. (WFG US)	1,891	115,351
*	Western Copper & Gold Corp.	4,800	9,984
#	Westshore Terminals Investment Corp.	4,442	81,648
#	Whitecap Resources, Inc.	123,126	916,901
	Winpak Ltd.	4,600	141,094
*	Yangarra Resources Ltd.	8,100	5,891
	Yellow Pages Ltd.	1,091	8,557
††	Zenith Capital Corp.	1,300	28
TOTAL CANADA			48,256,098
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	734,911
*††	Hanfeng Evergreen, Inc.	2,400	0
*	Tongda Group Holdings Ltd.	15,600	9,248
TOTAL CHINA			744,159
DENMARK — (2.5%)
*	ALK-Abello AS	21,029	693,714
	Alm Brand AS	115,559	325,218
#	Ambu AS, Class B	27,639	429,911
*	Bang & Olufsen AS	14,001	28,623
*	Bavarian Nordic AS	11,722	433,108
#	cBrain AS	905	21,074
	Chemometec AS	2,221	271,430
#	Columbus AS	16,517	24,683
	D/S Norden AS	2,740	109,515
*	Demant AS	3,279	109,093
*	Dfds AS	3,214	45,317
		Shares	Value»
DENMARK — (Continued)
	FLSmidth & Co. AS	7,332	$571,014
	Fluegger Group AS	86	4,111
	Foroya Banki P	552	18,650
*	GN Store Nord AS	9,867	172,777
	H Lundbeck AS (HLUNA DC), Class A	4,743	26,785
	H Lundbeck AS (HLUNB DC)	34,629	252,554
#*	H&H International AS, Class B	2,539	34,876
	ISS AS	20,273	638,983
	Jeudan AS	1,628	51,585
	Jyske Bank AS	5,926	696,526
	Matas AS	5,454	108,271
	MT Hoejgaard Holding AS	324	21,254
#*Ω	Netcompany Group AS	5,022	250,940
*	Nilfisk Holding AS	2,006	33,297
*	NKT AS	8,648	968,064
*Ω	NNIT AS	1,779	15,196
*	North Media AS	1,083	8,441
#*	NTG Nordic Transport Group AS	911	25,708
	Per Aarsleff Holding AS	2,658	301,825
	Ringkjoebing Landbobank AS	3,553	803,531
	Rockwool AS, Class A	2,642	90,494
	Rockwool AS, Class B	7,320	250,825
	Royal Unibrew AS	6,337	478,952
*	RTX AS	1,054	17,576
Ω	Scandinavian Tobacco Group AS	6,629	87,888
	Schouw & Co. AS	1,656	152,256
	Solar AS, Class B	312	9,899
	SP Group AS	1,779	80,233
	Sparekassen Sjaelland-Fyn AS	2,633	136,987
	Sydbank AS	7,479	638,492
	TCM Group AS	1,034	11,514
	Tivoli AS	344	31,440
	TORM PLC, Class A	2,587	55,804
*	Trifork Group AG	711	9,389
	UIE PLC	2,323	112,931
	Vestjysk Bank AS	58,653	64,316
*	Zealand Pharma AS	3,124	247,341
TOTAL DENMARK			9,972,411

49

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (2.5%)
	Aktia Bank OYJ	7,233	$89,203
#	Alandsbanken Abp, Class B	379	19,789
	Alma Media OYJ	4,469	76,265
	Anora Group OYJ	5,909	21,427
	Aspo OYJ	2,685	19,377
	Atria OYJ	2,491	39,365
	Bittium OYJ	4,078	79,956
	Citycon OYJ	2,833	9,619
	Digia OYJ	2,833	19,789
	Elisa OYJ	11,400	502,332
Ω	Enento Group OYJ	1,937	34,438
#	eQ OYJ	761	9,649
	Finnair OYJ	15,156	49,778
#	Fiskars OYJ Abp	4,519	68,137
	Gofore OYJ	378	6,165
	Harvia OYJ	2,159	90,232
	Hiab OYJ	7,193	398,350
#	HKFoods OYJ	1,550	3,019
	Huhtamaki OYJ	11,448	384,731
*	Incap OYJ	2,671	28,783
	Kalmar OYJ, Class B	4,700	194,720
#	Kamux Corp.	4,139	9,285
	Kemira OYJ	13,667	300,800
	Kesko OYJ (KESKOA FH), Class A	6,324	135,175
	Kesko OYJ (KESKOB FH), Class B	22,629	477,350
*	Kojamo OYJ	14,800	179,335
	Konecranes OYJ	9,746	962,004
	Lassila & Tikanoja OYJ	4,594	52,623
#*	Lindex Group OYJ	8,965	27,965
	Mandatum OYJ	45,798	328,475
	Marimekko OYJ	4,640	68,397
#	Metsa Board OYJ (METSB FH), Class B	10,758	36,494
#	Metso OYJ	41,220	675,966
#	Nokian Renkaat OYJ	14,728	148,521
	Olvi OYJ, Class A	1,985	67,742
	Oriola OYJ (OKDBV FH), Class B	22,579	30,726
	Orion OYJ (ORNAV FH), Class A	3,516	246,186
	Orion OYJ (ORNBV FH), Class B	17,217	1,202,314
	Outokumpu OYJ	40,599	174,621
	Pihlajalinna OYJ	3,541	60,835
	Ponsse OYJ	1,180	34,552
	Puuilo OYJ	9,163	150,033
#*	QT Group OYJ	1,392	57,035
		Shares	Value»
FINLAND — (Continued)
	Raisio OYJ, Class V	14,595	$42,316
*	Rapala VMC OYJ	3,058	4,251
	Revenio Group OYJ	2,073	57,859
	Sampo OYJ, Class A	28,802	320,487
	Sanoma OYJ	12,197	149,078
	Scanfil OYJ	1,917	24,177
	Stora Enso OYJ, Class R	35,804	416,907
	Taaleri PLC	2,682	22,261
#	Talenom OYJ	2,896	10,544
	Teleste OYJ	1,530	7,145
Ω	Terveystalo OYJ	12,756	137,228
	TietoEVRY OYJ	12,782	274,346
#	Tokmanni Group Corp.	4,962	49,050
	Vaisala OYJ, Class A	2,601	128,424
#	Valmet OYJ	20,218	657,867
*	Verkkokauppa.com OYJ	4,018	18,351
#*	WithSecure OYJ	12,707	25,162
#*	YIT OYJ	25,055	84,692
TOTAL FINLAND			10,001,703
FRANCE — (5.5%)
*	74Software SA	1,525	62,905
	AKWEL SADIR	1,182	15,114
*	Alstom SA	37,320	933,283
	Altamir	1,905	60,263
	Alten SA	2,792	229,936
	Arkema SA	5,952	353,327
	Assystem SA	243	12,188
	Aubay	292	16,840
Ω	Ayvens SA	23,268	310,425
*	Bastide le Confort Medical	266	7,573
#	Beneteau SACA	5,853	56,417
	Boiron SA	776	25,133
	Bonduelle SCA	2,134	21,868
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	2,203
	Carrefour SA	50,628	762,506
	Catana Group	3,304	11,126
	CBo Territoria	2,250	9,440
*	Cegedim SA	865	11,363
	Cie des Alpes	3,270	75,016
*	Claranova SE	6,744	13,131
*	Clariane SE	17,537	75,394
	Coface SA	23,658	416,671
	Derichebourg SA	13,913	94,908
	Edenred SE	14,293	410,840
	Eiffage SA	3,429	421,938
#*	Ekinops SAS	2,101	3,811

50

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Electricite de Strasbourg SA	132	$26,627
*Ω	Elior Group SA	21,448	69,263
	Elis SA	24,685	687,456
*	Emeis SA	3,772	62,276
	Equasens	69	3,020
#	Eramet SA	1,705	116,725
#	Esso SA Francaise	336	37,778
	Etablissements Maurel et Prom SA	13,796	76,899
	Eurazeo SE	8,112	552,978
*	Euroapi SA	9,294	34,377
	Eurofins Scientific SE	1,702	120,041
#*	Eutelsat Communications SACA	19,197	74,269
	Exel Industries SA, Class A	184	7,297
	Exosens SAS	1,768	99,318
	FDJ UNITED	12,972	377,966
*	Figeac Aero	525	7,355
	Fnac Darty SA (0QSH LI)	648	21,123
	Fnac Darty SA (FNAC FP)	1,685	55,182
*	Forvia SE (FRVIA FP)	20,074	257,059
*	Gaumont SA	20	2,145
	Gaztransport Et Technigaz SA	6,431	1,273,530
	Getlink SE	12,827	234,134
	GL Events SACA	1,643	52,470
	Groupe Crit SA	446	31,890
#*	Guerbet	1,370	25,142
	Haulotte Group SA	1,014	2,373
*	ID Logistics Group SACA	573	260,249
	Imerys SA	5,683	139,984
#	Infotel SA	414	19,230
	Interparfums SA	1,768	58,157
	Ipsen SA	2,686	377,467
	IPSOS SA	6,110	234,205
#	Jacquet Metals SACA	2,005	40,483
	JCDecaux SE	7,386	134,384
	Kaufman & Broad SA	2,327	78,308
	Laurent-Perrier	396	42,724
	Linedata Services	112	5,792
	LISI SA	692	40,534
	LNA Sante SA	809	22,557
		Shares	Value»
FRANCE — (Continued)
#*Ω	Maisons du Monde SA	3,427	$8,077
	Manitou BF SA	1,600	32,136
	Mersen SA	3,050	77,094
	Metropole Television SA	4,335	59,807
#*	Nacon SA	1,747	1,362
	Nexans SA	6,055	852,557
#*	Nexity SA	3,283	34,363
	NRJ Group	2,200	20,434
	Oeneo SA	177	1,885
	Opmobility	5,205	85,017
*	OVH Groupe SA	3,817	35,787
*	Pierre Et Vacances SA	9,298	17,423
	Pluxee NV	7,163	138,371
	Quadient SA	4,783	82,322
#	Remy Cointreau SA	1,755	86,951
	Renault SA	16,380	636,513
	Rexel SA	29,590	1,026,033
	Robertet SA	78	74,860
	Rubis SCA	15,073	547,330
	Samse SACA	132	19,089
	Savencia SA	669	48,128
	SCOR SE	24,119	730,125
	SEB SA	3,173	175,574
	Seche Environnement SACA	536	43,395
	SES SA	50,700	388,482
*Ω	SMCP SA	4,479	31,544
	Societe BIC SA	3,290	183,061
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	284	35,051
	Societe LDC SADIR	668	71,067
#	Sodexo SA	6,577	364,171
*	SOITEC	1,017	48,130
#*	Solutions 30 SE	7,372	8,482
	Sopra Steria Group	2,094	325,923
	SPIE SA	18,212	926,851
	Stef SA	521	72,674
#	Sword Group	975	41,258
	Synergie SE	1,041	40,323
	Technip Energies NV	20,162	819,264
	Teleperformance SE	6,378	455,444
	Television Francaise 1 SA	5,827	53,309
#	TFF Group	598	12,824
	Thermador Groupe	904	79,600
#	Tikehau Capital SCA	4,027	83,649
#	Trigano SA	1,245	207,181
*	Ubisoft Entertainment SA	10,592	94,565

51

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Valeo SE	26,631	$368,180
	Vallourec SACA	36,664	683,580
	Vetoquinol SA	312	26,831
	Vicat SACA	3,357	251,669
	VIEL & Cie SA	4,347	88,229
	Virbac SACA	342	139,845
#*	Viridien	1,238	151,598
	Vivendi SE	119,229	429,459
#*	Voltalia SA	4,789	39,413
	VusionGroup	604	167,883
	Wavestone	244	14,520
#*Ω	Worldline SA	16,737	45,376
*Ω	X-Fab Silicon Foundries SE	8,082	51,283
TOTAL FRANCE			21,811,738
GERMANY — (6.2%)
	1&1 AG	8,529	210,593
*	7C Solarparken AG	6,352	11,648
	Adesso SE	441	47,620
	Adtran Networks SE	1,517	37,781
#	AIXTRON SE	4,260	68,266
	All for One Group SE	283	13,311
	Allgeier SE	979	20,639
	AlzChem Group AG	1,350	260,081
	Amadeus Fire AG	781	47,499
*	Aroundtown SA	163,398	583,897
	Atoss Software SE	1,398	187,493
Ω	Aumann AG	624	9,055
#	Aurubis AG	4,672	609,167
#*	BayWa AG (BYW6 GR)	370	2,200
	Bechtle AG	10,363	438,040
Ω	Befesa SA	2,952	97,764
	Bertrandt AG	899	20,753
	Bijou Brigitte AG	711	33,363
	Bilfinger SE	4,196	452,717
	Borussia Dortmund GmbH & Co. KGaA	11,253	44,479
#*	BRANICKS Group AG	5,249	11,838
#	Brenntag SE	6,053	336,176
	CANCOM SE (COK GR)	2,100	59,737
	Carl Zeiss Meditec AG	2,335	118,433
*	Ceconomy AG	28,741	147,143
#*	CENIT AG	1,323	10,772
	Cewe Stiftung & Co. KGaA	855	97,967
	CTS Eventim AG & Co. KGaA	4,667	418,123
		Shares	Value»
GERMANY — (Continued)
#*Ω	Delivery Hero SE	2,748	$69,799
	Dermapharm Holding SE	2,329	91,706
	Deutsche Beteiligungs AG	1,693	46,383
	Deutsche EuroShop AG	2,391	51,126
Ω	Deutsche Pfandbriefbank AG	20,019	105,291
	Deutsche Wohnen SE	1,305	32,524
	Deutz AG	9,704	96,185
	Draegerwerk AG & Co. KGaA	432	30,423
	Duerr AG	7,939	185,174
Ω	DWS Group GmbH & Co. KGaA	2,914	186,553
	Eckert & Ziegler SE	8,883	173,599
*	EDAG Engineering Group AG	1,225	9,754
	Elmos Semiconductor SE	1,053	99,581
	ElringKlinger AG	4,625	21,587
#	Energiekontor AG	348	13,578
	Evonik Industries AG	25,540	428,000
#*	Evotec SE	12,399	100,976
	Fabasoft AG	270	4,697
	Fielmann Group AG	3,979	217,307
	flatexDEGIRO AG	20,105	762,622
#*	Formycon AG	431	10,889
#*	Fraport AG Frankfurt Airport Services Worldwide	5,454	467,488
	Freenet AG	17,397	541,009
	Friedrich Vorwerk Group SE	2,166	233,208
	FUCHS SE	4,442	157,567
	GEA Group AG	14,521	1,038,653
#	Gerresheimer AG	5,211	165,864
	Gesco SE	1,167	21,380
#	GFT Technologies SE	2,864	58,835
*	Grand City Properties SA	13,135	167,252
	Grenke AG	2,176	37,493
	Hawesko Holding SE	351	8,480
#*	Heidelberger Druckmaschinen AG	33,592	75,761
*	HelloFresh SE	19,635	159,173
	Hensoldt AG	9,991	1,065,017
*	Hoenle AG	579	5,018
	Hornbach Holding AG & Co. KGaA	1,627	162,793

52

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	HUGO BOSS AG	8,152	$361,663
	Indus Holding AG	1,977	51,199
	Init Innovation in Traffic Systems SE	627	33,798
Ω	Instone Real Estate Group SE	5,460	52,260
*	IONOS Group SE	2,532	89,927
	IVU Traffic Technologies AG	1,884	44,550
	Jenoptik AG	6,346	143,331
Ω	JOST Werke SE	1,984	115,587
	K&S AG	18,643	242,870
#	KION Group AG	10,002	710,686
#	Kloeckner & Co. SE	4,004	25,603
#*	Knaus Tabbert AG	655	11,349
*	Koenig & Bauer AG	2,538	38,947
#	Kontron AG	6,182	161,588
	Krones AG	3,169	460,292
	KSB SE & Co. KGaA	31	33,426
	KWS Saat SE & Co. KGaA	1,789	137,903
	Lanxess AG	11,026	262,568
	LEG Immobilien SE	13,415	1,022,414
#	Leifheit AG	1,317	22,616
*	LPKF Laser & Electronics SE	1,120	8,513
*	Medios AG	155	2,182
	MLP SE	11,878	97,488
	Mutares SE & Co. KGaA	2,212	70,612
	Nagarro SE	445	24,819
*	Nordex SE	11,357	335,380
	Norma Group SE	4,726	76,686
	Patrizia SE	7,041	58,961
*	Pentixapharm Holding AG	2,162	3,840
	Pfeiffer Vacuum Technology AG	72	12,944
	ProCredit Holding AG	2,799	24,997
	Puma SE (PUM GR)	9,089	193,258
*	PVA TePla AG	1,719	52,567
#	Qiagen NV	11,223	525,798
	Rational AG	391	286,837
	RENK Group AG	2,626	199,934
	RTL Group SA	5,870	226,647
	SAF-Holland SE	3,326	54,103
	Salzgitter AG	3,659	118,741
	Schaeffler AG	22,542	182,883
	Schott Pharma AG & Co. KGaA	1,449	32,535
Ω	Scout24 SE	2,515	290,850
		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	206	$47,323
#*	SFC Energy AG	590	10,757
#*	SGL Carbon SE	9,673	34,254
#	Siltronic AG	2,576	159,078
	Sixt SE	1,909	167,816
#*	SMA Solar Technology AG	1,252	37,549
	Stabilus SE	3,527	88,544
	STRATEC SE	981	26,536
	Stroeer SE & Co. KGaA	4,913	214,964
	Suedzucker AG	9,862	108,767
	Surteco Group SE	1,107	15,802
	SUSS MicroTec SE	3,160	101,548
#	Symrise AG	7,178	593,613
	TAG Immobilien AG	38,474	638,704
	Takkt AG	5,920	30,744
*Ω	TeamViewer SE	18,141	133,530
	Technotrans SE	1,129	46,409
	thyssenkrupp AG	96,169	1,007,788
*	Tkms AG& Co. KGaA	4,808	453,054
*	TUI AG	48,603	414,140
	United Internet AG	13,635	420,937
	Verbio SE	2,874	51,049
	Vossloh AG	1,662	151,579
	Wacker Chemie AG	3,201	252,464
	Wacker Neuson SE	3,888	84,657
	Washtec AG	1,525	72,577
*	Westwing Group SE	1,261	16,723
	Wuestenrot & Wuerttembergische AG	2,869	46,770
*Ω	Zalando SE	18,572	520,435
	Zeal Network SE	583	32,690
TOTAL GERMANY			24,383,253
HONG KONG — (1.8%)
	Aeon Credit Service Asia Co. Ltd.	12,000	11,694
*	Allied Group Ltd.	206,000	63,701
	Analogue Holdings Ltd.	46,000	5,320
	APAC Resources Ltd.	13,099	3,258
#*	Apollo Future Mobility Group Ltd.	20,600	1,830
	Asia Financial Holdings Ltd.	54,874	31,053
*	Asia Standard International Group Ltd.	98,940	3,818
#	ASMPT Ltd.	24,600	258,934

53

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels Ltd.	28,000	$19,256
	Bank of East Asia Ltd.	122,374	210,703
*	Bright Smart Securities & Commodities Group Ltd.	114,000	142,777
#	Cafe de Coral Holdings Ltd.	42,000	33,927
	Chen Hsong Holdings	30,000	6,954
	Chevalier International Holdings Ltd.	4,000	1,985
*	China Energy Development Holdings Ltd.	652,000	2,858
	China Motor Bus Co. Ltd.	2,400	18,144
*	China Star Entertainment Ltd.	180,000	50,284
	Chinese Estates Holdings Ltd.	61,500	10,347
	Chow Sang Sang Holdings International Ltd.	49,000	87,679
*	Chuang's Consortium International Ltd.	100,000	4,303
	CITIC Telecom International Holdings Ltd.	196,000	62,312
*	CK Life Sciences International Holdings, Inc.	182,000	21,069
	C-Mer Medical Holdings Ltd.	52,000	12,184
#††	Convoy, Inc.	516,000	2,078
#*	Cowell e Holdings, Inc.	20,000	79,454
Ω	Crystal International Group Ltd.	51,000	44,703
*	CSC Holdings Ltd.	1,321,250	5,776
*	CSI Properties Ltd.	1,203,358	27,845
	CTF Services Ltd.	179,000	193,419
	Dah Sing Banking Group Ltd.	52,928	74,923
	Dah Sing Financial Holdings Ltd.	17,806	82,332
#*	Deep Source Holdings Ltd.	380,000	37,179
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	14,500	$9,806
	Dream International Ltd.	14,000	17,557
	Eagle Nice International Holdings Ltd.	20,000	9,324
#	EC Healthcare	47,000	3,869
††	EcoGreen International Group Ltd.	38,000	1,742
*	ENM Holdings Ltd.	144,000	5,467
*	Esprit Holdings Ltd.	19,587	3,257
	EuroEyes International Eye Clinic Ltd.	8,000	3,450
	Fairwood Holdings Ltd.	10,500	6,932
	Far East Consortium International Ltd.	199,803	19,547
	First Pacific Co. Ltd.	272,000	219,615
#*Ω	FIT Hon Teng Ltd.	153,000	114,466
*Ω	Frontage Holdings Corp.	90,000	13,841
	FSE Lifestyle Services Ltd.	14,000	10,415
	Giordano International Ltd.	160,000	30,452
	Glorious Sun Enterprises Ltd.	72,000	12,331
*††	Gold Financial Holdings Ltd.	88,000	0
*	GR Life Style Co. Ltd.	96,000	24,442
	Great Eagle Holdings Ltd.	28,630	53,613
	G-Resources Group Ltd.	42,950	44,662
	Guoco Group Ltd.	4,000	39,871
#	Guotai Junan International Holdings Ltd.	246,400	120,842
	Hang Lung Group Ltd.	90,000	171,260
	Hang Lung Properties Ltd.	194,525	216,612
*	Hanison Construction Holdings Ltd.	27,198	848
	Harbour Centre Development Ltd.	13,500	7,293
*	HKR International Ltd.	100,386	14,014

54

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	23,000	$14,258
	Hong Kong Technology Venture Co. Ltd.	44,669	8,254
*	Hongkong & Shanghai Hotels Ltd.	59,883	47,355
Ω	Honma Golf Ltd.	30,500	13,073
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	22,708
	Hysan Development Co. Ltd.	68,000	140,879
	IGG, Inc.	95,000	47,620
Ω	Impro Precision Industries Ltd.	88,000	56,643
	International Housewares Retail Co. Ltd.	41,000	4,172
	Jacobson Pharma Corp. Ltd.	56,000	10,437
#	Johnson Electric Holdings Ltd.	48,937	229,627
	K Wah International Holdings Ltd.	109,000	30,989
	Karrie International Holdings Ltd.	136,000	49,492
	Kerry Properties Ltd.	63,000	158,789
	KLN Logistics Group Ltd.	53,000	49,050
	Kowloon Development Co. Ltd.	45,515	22,148
*	Lai Sun Development Co. Ltd.	45,912	3,875
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	138,408	9,090
	Liu Chong Hing Investment Ltd.	30,000	16,912
	Luk Fook Holdings International Ltd.	34,000	108,706
	Man Wah Holdings Ltd.	158,000	96,456
*	MECOM Power & Construction Ltd.	159,750	3,061
*	Melco International Development Ltd.	76,500	45,958
		Shares	Value»
HONG KONG — (Continued)
*††	MH Development NPV	40,000	$0
*	Midland Holdings Ltd.	78,000	22,010
	Miramar Hotel & Investment	21,000	26,380
	Modern Dental Group Ltd.	43,000	28,903
*	Mongolian Mining Corp.	63,000	91,811
	NagaCorp Ltd.	144,547	96,923
#*	New World Development Co. Ltd.	126,000	116,630
*††	NewOcean Energy Holdings Ltd.	110,000	0
	Nissin Foods Co. Ltd.	28,000	24,187
	Oriental Watch Holdings	39,606	17,331
*	Oshidori International Holdings Ltd.	700,200	45,231
	Pacific Basin Shipping Ltd.	569,000	188,451
	Pacific Textiles Holdings Ltd.	114,000	21,276
	PAX Global Technology Ltd.	83,000	56,864
	PC Partner Group Ltd.	34,000	27,205
	PCCW Ltd.	309,286	220,944
	Perfect Medical Health Management Ltd.	60,000	10,655
	Pico Far East Holdings Ltd.	96,000	32,399
	Plover Bay Technologies Ltd.	40,000	32,996
*	Public Financial Holdings Ltd.	70,000	11,547
*	Regal Hotels International Holdings Ltd.	29,000	2,235
Ω	Regina Miracle International Holdings Ltd.	43,000	11,271
	Sa Sa International Holdings Ltd.	124,000	9,895
Ω	Samsonite Group SA	128,700	269,119
	SEA Holdings Ltd.	40,046	6,634
	Shangri-La Asia Ltd.	136,000	84,871
*	Shenwan Hongyuan HK Ltd.	55,000	11,655

55

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Tak Holdings Ltd.	190,000	$17,872
	Singamas Container Holdings Ltd.	194,000	16,202
*	Sinohope Technology Holdings Ltd.	24,500	14,339
#*	SJM Holdings Ltd.	252,499	91,891
	SmarTone Telecommunications Holdings Ltd.	43,000	26,711
*	Solomon Systech International Ltd.	200,000	12,844
*	Soundwill Holdings Ltd.	4,000	3,102
	Stella International Holdings Ltd.	55,000	116,929
	Sun Hung Kai & Co. Ltd.	74,464	36,983
	SUNeVision Holdings Ltd.	89,000	69,130
	TAI Cheung Holdings Ltd.	37,000	15,156
*	Taung Gold International Ltd.	142,000	12,028
*	Television Broadcasts Ltd.	43,600	18,613
	Texhong International Group Ltd.	35,000	20,534
	Texwinca Holdings Ltd.	112,000	11,249
	Town Health International Medical Group Ltd.	330,000	11,670
	Tradelink Electronic Commerce Ltd.	58,000	7,613
	Transport International Holdings Ltd.	31,629	43,547
	Truly International Holdings Ltd.	70,000	10,260
	United Laboratories International Holdings Ltd.	105,000	169,999
*††	Untrade.Genting	186,000	0
	Upbest Group Ltd.	148,000	12,768
	Value Partners Group Ltd.	150,000	47,419
	Vitasoy International Holdings Ltd.	80,000	78,242
*	Viva Goods Co. Ltd.	296,000	22,472
*	Vobile Group Ltd.	94,000	62,660
		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	79,600	$98,557
	VTech Holdings Ltd.	18,300	149,249
*	Wang On Group Ltd.	260,000	969
*	Wealthink AI-Innovation Capital Ltd.	116,000	3,879
	Wing On Co. International Ltd.	14,000	23,875
	Wing Tai Properties Ltd.	56,000	12,051
	Wynn Macau Ltd.	157,200	133,668
#	Xinyi Glass Holdings Ltd.	159,142	186,121
	YesAsia Holdings Ltd.	14,000	9,004
	Yue Yuen Industrial Holdings Ltd.	93,000	170,559
#*	Yunfeng Financial Group Ltd.	54,000	29,092
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	11,630
TOTAL HONG KONG			7,223,489
IRELAND — (0.3%)
	Cairn Homes PLC	121,347	269,641
	Dalata Hotel Group PLC	25,023	185,628
	FBD Holdings PLC (FBD ID)	2,754	46,068
	FBD Holdings PLC (FBH LN)	1,308	21,861
	Glanbia PLC (GLB ID)	20,272	343,123
*Ω	Glenveagh Properties PLC	39,389	86,578
	Irish Continental Group PLC (IR5B ID)	11,766	78,270
	Kenmare Resources PLC	255	854
*	Permanent TSB Group Holdings PLC	10,745	36,008
TOTAL IRELAND			1,068,031
ISRAEL — (1.1%)
	Ackerstein Group Ltd.	7,019	20,900
#*	Adgar Investment & Development Ltd.	8,764	13,768
	Afcon Holdings Ltd.	210	17,958

56

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	AFI Properties Ltd.	1,537	$104,194
	Africa Israel Residences Ltd.	738	64,269
*	Allot Ltd.	4,540	44,573
	Alrov Properties & Lodgings Ltd.	854	76,707
	Altshuler Shaham Finance Ltd.	12,145	32,119
	Analyst IMS Investment Management Services Ltd.	470	19,643
	Arad Ltd.	1,518	24,257
*	Argo Properties NV	1,044	38,277
*	Ashdod Refinery Ltd.	1,014	17,165
	Automatic Bank Services Ltd.	4,774	33,188
	Ayalon Holdings Ltd.	1,192	25,112
	Azorim-Investment Development & Construction Co. Ltd.	16,240	108,773
	Blue Square Real Estate Ltd.	659	79,636
	Carasso Motors Ltd.	3,945	47,397
	Castro Model Ltd.	211	12,754
*	Cellcom Israel Ltd. (CEL IT)	5,444	56,751
*	Cellcom Israel Ltd. (CELJF US)	4,034	41,732
*	Compugen Ltd.	3,643	6,055
	Danel Adir Yeoshua Ltd.	595	82,335
	Danya Cebus Ltd.	645	27,115
	Delek Automotive Systems Ltd.	3,967	33,372
	Delta Galil Ltd.	722	40,311
	Diplomat Holdings Ltd.	914	14,471
#	Direct Finance of Direct Group 2006 Ltd.	145	25,127
	Dor Alon Energy in Israel 1988 Ltd.	633	28,531
*	Doral Group Renewable Energy Resources Ltd.	13,774	98,678
	Duniec Brothers Ltd.	389	32,331
	Electra Consumer Products 1970 Ltd.	1,425	49,352
*	Ellomay Capital Ltd.	458	9,157
*	Equital Ltd.	1,613	76,905
		Shares	Value»
ISRAEL — (Continued)
	FMS Enterprises Migun Ltd.	605	$34,805
	Fox Wizel Ltd.	738	85,027
*	Gilat Satellite Networks Ltd.	5,220	75,230
*	Hagag Group Real Estate Development	1,534	11,023
	Hamat Group Ltd.	1,543	7,241
	IDI Insurance Co. Ltd.	960	56,921
*	IES Holdings Ltd.	375	36,089
	Ilex Medical Ltd.	584	11,704
	Inrom Construction Industries Ltd.	12,208	90,956
	Isracard Ltd.	23,531	100,393
	Israel Canada TR Ltd.	10,812	56,324
	Israel Shipyards Industries Ltd.	655	25,172
	Isras Investment Co. Ltd.	192	53,795
	Issta Ltd.	1,352	43,991
	Kamada Ltd. (KMDA IT)	3,545	24,763
	Kardan Real Estate Enterprise & Development Ltd.	14,081	30,274
	Kerur Holdings Ltd.	747	20,814
	Klil Industries Ltd.	43	2,461
	Kvutzat Acro Ltd.	1,993	29,142
	Lahav L.R. Real Estate Ltd.	6,763	13,072
	Land Development Nimrodi Group Ltd.	2,893	33,130
	Lapidoth Capital Ltd.	1,304	32,721
	Libra Insurance Co. Ltd.	3,058	15,057
	M Yochananof & Sons Ltd.	507	42,902
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	57,389
*	Malam - Team Ltd.	1,290	55,385
	Max Stock Ltd.	6,828	49,327
	Maytronics Ltd.	3,730	4,618
	Mediterranean Towers Ltd.	10,111	44,592
	Meitav Investment House Ltd.	4,797	150,920
	MENIF - Financial Services Ltd.	2,666	16,899

57

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Meshek Energy Renewable Energies Ltd.	24,168	$48,916
	Meshulam Levinstein Contracting & Engineering Ltd.	236	35,597
	Mivtach Shamir Holdings Ltd.	1,009	95,474
	Nawi Group Ltd.	3,445	56,988
	Neto Malinda Trading Ltd.	1,971	86,544
*	Neto ME Holdings Ltd.	211	13,486
*	Nexxen International Ltd.	5,491	53,081
	Novolog Ltd.	34,768	13,518
	Oil Refineries Ltd.	269,871	78,789
*	OY Nofar Energy Ltd.	1,367	43,637
	Palram Industries 1990 Ltd.	2,023	46,613
	Partner Communications Co. Ltd.	6,082	60,388
*	Perion Network Ltd.	3,420	32,161
	Plasson Industries Ltd.	468	27,269
	Polyram Plastic Industries Ltd.	5,234	18,261
	Prashkovsky Investments & Construction Ltd.	987	50,340
*	Priortech Ltd.	833	63,680
	Qualitau Ltd.	593	91,172
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	95,486
*	Rani Zim Shopping Centers Ltd.	3,920	6,920
	Retailors Ltd.	1,080	19,350
	Sano-Brunos Enterprises Ltd.	278	33,811
	Scope Metals Group Ltd.	872	42,166
*	Shikun & Binui Soltec Renewable Energy	13,371	11,164
	Summit Real Estate Holdings Ltd.	4,733	96,914
#	Tadiran Group Ltd.	324	17,255
Ω	Tamar Petroleum Ltd.	7,885	97,612
		Shares	Value»
ISRAEL — (Continued)
*	TAT Technologies Ltd.	738	$31,655
	Telsys Ltd.	225	13,574
	Tiv Taam Holdings 1 Ltd.	7,339	19,892
	Turpaz Industries Ltd.	2,865	46,852
*	Veridis Environment Ltd.	3,463	34,456
	Victory Supermarket Chain Ltd.	648	9,179
	YD More Investments Ltd.	5,651	77,036
TOTAL ISRAEL			4,284,286
ITALY — (3.8%)
	A2A SpA	261,372	761,539
	ACEA SpA	5,746	139,364
#	Amplifon SpA	9,628	164,540
*	Aquafil SpA	3,880	8,497
	Ariston Holding NV	3,485	14,489
	Arnoldo Mondadori Editore SpA	22,214	53,382
	Ascopiave SpA	13,216	49,038
#	Avio SpA	319	13,824
	Azimut Holding SpA	14,290	559,264
	B&C Speakers SpA	545	9,536
	Banca Generali SpA	7,319	414,519
	Banca IFIS SpA	3,794	98,021
#	Banca Profilo SpA	12,870	2,375
*Ω	Banca Sistema SpA	3,568	6,453
	Banco di Desio e della Brianza SpA	5,000	45,697
#	BasicNet SpA	3,725	29,543
*Ω	BFF Bank SpA	17,862	215,604
#	Biesse SpA	2,760	18,072
#	Brembo NV	20,309	219,040
#	Brunello Cucinelli SpA	5,466	553,970
	Buzzi SpA	10,783	649,584
*	Cairo Communication SpA	12,430	41,284
	Cembre SpA	650	47,350
	Cementir Holding NV	6,965	128,334
*	CIR SpA-Compagnie Industriali	101,938	81,326
	Comer Industries SpA	522	22,145
	Credito Emiliano SpA	14,468	229,048
	d'Amico International Shipping SA	10,230	52,996

58

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	$101,318
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	263,037
	De' Longhi SpA	3,910	142,715
#*	Digital Bros SpA	371	5,139
*Ω	doValue SpA	726	2,268
	Emak SpA	17,016	20,018
Ω	Enav SpA	24,013	125,471
	Equita Group SpA	2,730	18,104
	ERG SpA	3,795	97,896
	Esprinet SpA	3,078	20,607
	Fiera Milano SpA	1,311	11,881
	Fila SpA	3,109	34,089
*	Fincantieri SpA	15,871	408,334
#	FNM SpA	21,790	11,422
	Garofalo Health Care SpA	3,478	20,958
#*	Geox SpA	11,985	4,671
#	GPI SpA	1,749	34,335
	Hera SpA	110,094	494,120
	IMMSI SpA	26,564	17,657
	Industrie De Nora SpA	3,309	27,602
	Intercos SpA	2,918	39,771
	Interpump Group SpA	3,763	194,210
	Iren SpA	72,748	214,661
	Italgas SpA	78,707	825,867
	Italmobiliare SpA	1,795	67,427
	Iveco Group NV	26,294	558,829
	Lottomatica Group SpA	32,409	799,146
	LU-VE SpA	909	37,848
	Maire SpA	26,791	406,769
#*††	Mariella Burani Fashion Group SpA	422	0
#	MARR SpA	2,614	27,734
	MFE-MediaForEurope NV, Class A	31,864	115,033
	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	126,164
	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	39,075
	Moltiply Group SpA	2,280	123,938
*	NewPrinces SpA	1,779	40,941
Ω	Nexi SpA	61,370	323,580
	Orsero SpA	1,122	23,507
Ω	OVS SpA	28,187	142,256
		Shares	Value»
ITALY — (Continued)
	Pharmanutra SpA	513	$27,393
*Ω	Philogen SpA	37	1,058
#	Piaggio & C SpA	10,436	23,759
Ω	Pirelli & C SpA	38,861	272,806
Ω	RAI Way SpA	12,339	84,557
	Recordati Industria Chimica e Farmaceutica SpA	2,163	128,745
	Reply SpA	3,638	510,575
*	Revo SpA	1,542	31,728
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	26,904
	Sabaf SpA	1,277	20,601
*	Safilo Group SpA	25,816	50,441
#	Saipem SpA	195,064	508,521
#	Sanlorenzo SpA	1,680	65,685
	Sesa SpA	768	71,471
	Sogefi SpA	8,720	35,165
	SOL SpA	4,883	285,905
	Tamburi Investment Partners SpA	12,603	127,209
Ω	Technogym SpA	19,877	360,033
#*	Telecom Italia SpA (TIT IM)	1,349,657	795,815
*	Telecom Italia SpA (TITR IM)	693,891	461,358
	TXT e-solutions SpA	629	23,967
	Unipol Assicurazioni SpA	14,541	318,351
	Webuild SpA	56,254	227,339
	Wiit SpA	741	16,873
TOTAL ITALY			15,073,491
JAPAN — (20.5%)
#	&Do Holdings Co. Ltd.	600	4,202
	77 Bank Ltd.	7,100	304,322
	A&D HOLON Holdings Co. Ltd.	3,000	39,322
	Achilles Corp.	1,800	14,646
#	AD Works Group Co. Ltd.	6,500	20,059
	ADEKA Corp.	10,300	233,375
#	Ad-sol Nissin Corp.	2,400	22,854
	Adtec Plasma Technology Co. Ltd.	800	6,268
	Advan Group Co. Ltd.	3,100	17,343
#*	Adventure, Inc.	300	5,076
	Adways, Inc.	4,900	9,284
*	Aeon Fantasy Co. Ltd.	800	14,453

59

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AEON Financial Service Co. Ltd.	15,200	$148,674
	Aeon Hokkaido Corp.	4,800	27,050
	Aeon Kyushu Co. Ltd.	800	15,558
#	AFC-HD AMS Life Science Co. Ltd.	1,400	7,727
#	Ahresty Corp.	2,700	14,020
	Ai Holdings Corp.	3,800	66,008
*	AI inside, Inc.	200	3,772
	Aica Kogyo Co. Ltd.	5,500	129,521
	Aichi Corp.	5,600	46,789
	Aichi Financial Group, Inc.	2,400	61,881
	Aichi Steel Corp.	6,000	103,301
	Aichi Tokei Denki Co. Ltd.	900	16,296
	Aida Engineering Ltd.	6,800	40,670
	Aiful Corp.	43,200	127,041
	Ain Holdings, Inc.	2,800	117,318
	Aiphone Co. Ltd.	1,800	32,897
#	Airman Corp.	2,800	34,942
	Airport Facilities Co. Ltd.	3,500	23,387
	Airtech Japan Ltd.	1,000	8,219
#*	Airtrip Corp.	1,800	10,133
	Aisan Industry Co. Ltd.	6,170	83,603
	AIT Corp.	1,200	15,593
#	Aizawa Securities Group Co. Ltd.	1,200	10,151
	Ajis Co. Ltd.	800	15,311
	Akatsuki Corp.	3,500	12,136
	Akatsuki, Inc.	1,100	18,734
#*	Akebono Brake Industry Co. Ltd.	14,000	10,412
	Akita Bank Ltd.	2,400	56,865
#	Albis Co. Ltd.	800	13,917
	Alconix Corp.	2,600	36,531
	Alfresa Holdings Corp.	15,500	218,990
	Alinco, Inc.	2,200	14,759
#	Alleanza Holdings Co. Ltd.	1,400	9,482
#	Allied Telesis Holdings KK	18,800	26,498
	Alpen Co. Ltd.	2,400	35,431
	Alpha Corp.	500	3,767
#	Alpha Systems, Inc.	500	11,720
	Alps Alpine Co. Ltd.	23,000	289,706
	Altech Corp.	2,310	38,320
	Amano Corp.	7,200	191,028
		Shares	Value»
JAPAN — (Continued)
	Amiyaki Tei Co. Ltd.	900	$7,765
#	Amuse, Inc.	1,600	19,554
#	Amvis Holdings, Inc.	8,800	29,925
	Anest Iwata Corp.	5,900	58,050
	Anicom Holdings, Inc.	11,000	56,727
	Anycolor, Inc.	2,300	89,720
	AOI Electronics Co. Ltd.	500	7,492
	AOKI Holdings, Inc.	5,300	57,138
	Aoyama Trading Co. Ltd.	5,900	87,229
	Aoyama Zaisan Networks Co. Ltd.	3,200	41,698
	Aozora Bank Ltd.	6,700	95,931
#	Appier Group, Inc.	2,400	20,146
	Arakawa Chemical Industries Ltd.	2,600	18,762
	Arata Corp.	3,600	70,138
	ARCLANDS Corp.	7,039	79,949
	Arcs Co. Ltd.	4,600	93,479
	ARE Holdings, Inc.	10,200	161,963
#	Arealink Co. Ltd.	4,000	26,372
	Argo Graphics, Inc.	8,000	70,967
	Arisawa Manufacturing Co. Ltd.	4,000	42,189
	Artience Co. Ltd.	3,800	77,448
#	Artnature, Inc.	1,000	5,475
#	Artner Co. Ltd.	1,400	17,893
	As One Corp.	8,000	130,591
	Asahi Co. Ltd.	1,600	13,561
	Asahi Diamond Industrial Co. Ltd.	6,600	35,816
	Asahi Kogyosha Co. Ltd.	2,400	48,867
	Asahi Net, Inc.	1,700	7,746
	Asahi Printing Co. Ltd.	1,100	6,230
#	Asahi Yukizai Corp.	1,400	43,631
	Asanuma Corp.	6,500	36,526
	Asia Pile Holdings Corp.	4,100	32,293
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	44,815
	ASKUL Corp.	3,200	29,096
	Asti Corp.	400	5,417
	Atrae, Inc.	2,300	10,467
*	Atsugi Co. Ltd.	4,000	29,433
	Aucnet, Inc.	1,800	23,554
	Autobacs Seven Co. Ltd.	8,800	87,921
#	Aval Data Corp.	1,000	14,861

60

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Avant Group Corp.	2,800	$28,765
	Avantia Co. Ltd.	1,300	6,924
	Avex, Inc.	4,000	31,349
	Awa Bank Ltd.	4,200	99,227
	Axial Retailing, Inc.	10,400	73,452
#	AZ-COM MARUWA Holdings, Inc.	4,900	32,674
	AZOOM Co. Ltd.	800	24,920
	Bando Chemical Industries Ltd.	5,100	64,007
	Bank of Iwate Ltd.	2,000	52,516
	Bank of Nagoya Ltd.	3,900	99,583
	Bank of Saga Ltd.	2,500	51,908
	Bank of the Ryukyus Ltd.	7,000	68,294
	Bank of Toyama Ltd.	600	6,645
	Base Co. Ltd.	1,800	40,839
#	Beauty Garage, Inc.	800	7,338
	Belc Co. Ltd.	1,400	65,729
	Bell System24 Holdings, Inc.	4,200	36,086
	Belluna Co. Ltd.	9,800	64,578
	Bic Camera, Inc.	8,800	88,708
	Blue Zones Holdings Co. Ltd.	1,000	50,893
	BML, Inc.	3,000	71,070
#	Bookoff Group Holdings Ltd.	1,000	8,586
	Bourbon Corp.	1,100	17,334
	Br Holdings Corp.	4,900	10,614
#	BrainPad, Inc.	1,500	16,270
#	BRONCO BILLY Co. Ltd.	1,000	24,268
	Buffalo, Inc.	900	20,223
#	Bull-Dog Sauce Co. Ltd.	1,300	16,035
	Bunka Shutter Co. Ltd.	5,284	69,690
	Bushiroad, Inc.	9,800	18,268
	Business Brain Showa-Ota, Inc.	1,800	35,927
#	Business Engineering Corp.	800	32,768
	C Uyemura & Co. Ltd.	1,300	105,737
	CAC Holdings Corp.	1,700	23,546
	Calbee, Inc.	6,600	122,831
	Canon Electronics, Inc.	2,600	45,483
	Career Design Center Co. Ltd.	1,000	14,222
#	Careerlink Co. Ltd.	600	9,190
#	Carlit Co. Ltd.	2,600	25,785
		Shares	Value»
JAPAN — (Continued)
	Casio Computer Co. Ltd.	9,500	$74,476
	Cawachi Ltd.	1,800	34,644
#	CCI Group, Inc.	24,000	102,587
	Celsys, Inc.	5,600	59,559
	Central Automotive Products Ltd.	4,800	55,881
	Central Glass Co. Ltd.	3,400	70,934
	Central Security Patrols Co. Ltd.	1,400	24,721
#	Central Sports Co. Ltd.	900	13,945
#	Ceres, Inc.	600	8,133
#	Change Holdings, Inc.	7,200	52,773
#	Charm Care Corp. KK	3,100	21,910
#	Chiba Kogyo Bank Ltd.	7,400	77,211
#	Chikaranomoto Holdings Co. Ltd.	1,700	15,582
	Chino Corp.	1,800	16,134
	Chiyoda Co. Ltd.	4,400	27,925
*	Chiyoda Corp.	8,300	21,967
	Chiyoda Integre Co. Ltd.	1,900	38,098
	Chofu Seisakusho Co. Ltd.	3,306	41,917
	Chori Co. Ltd.	2,100	54,090
#	Choushimaru Co. Ltd.	1,200	11,872
	Chubu Shiryo Co. Ltd.	3,200	33,243
	Chubu Steel Plate Co. Ltd.	900	11,555
	Chudenko Corp.	2,500	68,226
	Chuetsu Pulp & Paper Co. Ltd.	1,400	15,106
	Chugai Ro Co. Ltd.	700	21,162
	Chugin Financial Group, Inc.	19,000	264,953
	Chugoku Electric Power Co., Inc.	32,100	178,582
	Chugoku Marine Paints Ltd.	5,200	139,009
#	Chuo Spring Co. Ltd.	2,000	43,105
#	Chuo Warehouse Co. Ltd.	1,000	8,578
	Citizen Watch Co. Ltd.	27,800	192,923
	CKD Corp.	5,600	119,913
#	CK-San-Etsu Co. Ltd.	400	10,361

61

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cleanup Corp.	3,800	$18,747
	CMK Corp.	9,700	25,217
*	COLOPL, Inc.	8,600	24,842
#	Colowide Co. Ltd.	9,200	99,800
	Computer Engineering & Consulting Ltd.	2,200	30,830
#	Computer Institute of Japan Ltd.	6,840	21,217
	Comture Corp.	2,900	29,808
	Copro-Holdings Co. Ltd.	3,600	24,114
	Core Corp.	800	10,687
#	Corona Corp.	2,600	15,226
#	Cosel Co. Ltd.	2,800	22,313
#	Cota Co. Ltd.	3,352	26,396
#*	Cover Corp.	1,400	16,602
	Create Restaurants Holdings, Inc.	23,800	113,468
	Create SD Holdings Co. Ltd.	3,100	64,246
	Creek & River Co. Ltd.	1,700	16,159
	Cresco Ltd.	3,600	37,889
#	Cross Cat Co. Ltd.	1,200	8,399
	CrowdWorks, Inc.	1,400	7,630
	CTI Engineering Co. Ltd.	2,800	51,489
	CTS Co. Ltd.	5,000	28,796
	Curves Holdings Co. Ltd.	7,300	34,394
#*	CYBERDYNE, Inc.	12,000	13,694
	Cyberlinks Co. Ltd.	1,300	12,273
	Cybozu, Inc.	3,300	65,665
	Dai Nippon Toryo Co. Ltd.	3,400	27,963
	Daicel Corp.	18,300	157,455
	Daido Kogyo Co. Ltd.	900	7,917
	Daido Metal Co. Ltd.	5,500	37,251
	Daido Steel Co. Ltd.	17,200	162,745
	Daihatsu Infinearth Mfg Co. Ltd.	2,400	47,695
	Daihen Corp.	1,400	91,611
	Daiho Corp.	7,000	35,845
	Dai-Ichi Cutter Kogyo KK	900	7,620
	Daiichi Jitsugyo Co. Ltd.	3,000	50,802
	Daiichi Kensetsu Corp.	1,100	24,949
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	21,210
		Shares	Value»
JAPAN — (Continued)
	Daiichikosho Co. Ltd.	8,200	$83,840
	Daiken Medical Co. Ltd.	2,800	8,103
	Daiki Aluminium Industry Co. Ltd.	3,900	28,458
	Daikoku Denki Co. Ltd.	1,200	20,790
#	Daikokutenbussan Co. Ltd.	800	32,141
	Daikyonishikawa Corp.	4,200	19,850
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,700	66,511
	Daio Paper Corp.	9,700	51,126
	Daiseki Co. Ltd.	5,076	106,766
	Daishi Hokuetsu Financial Group, Inc.	27,600	266,176
	Daishinku Corp.	3,200	12,040
	Daisue Construction Co. Ltd.	500	11,031
	Daito Bank Ltd.	1,000	5,057
	Daito Pharmaceutical Co. Ltd.	6,590	53,156
	Daitron Co. Ltd.	1,600	48,047
	Daiwa Industries Ltd.	4,300	44,001
	Daiwabo Holdings Co. Ltd.	10,700	199,876
	DCM Holdings Co. Ltd.	12,300	114,051
	Dear Life Co. Ltd.	5,600	40,118
#	DeNA Co. Ltd.	6,100	106,948
	Denka Co. Ltd.	10,800	156,744
	Densan System Holdings Co. Ltd.	800	18,483
	Dentsu Soken, Inc.	200	9,904
	Denyo Co. Ltd.	2,000	37,229
	Dexerials Corp.	6,700	108,070
	DIC Corp.	10,500	247,044
	Digital Arts, Inc.	1,100	53,815
	Digital Hearts Holdings Co. Ltd.	1,200	7,460
#	Digital Holdings, Inc.	1,900	26,706
	Digital Information Technologies Corp.	800	12,851
	Dip Corp.	4,800	65,878
	DKK Co. Ltd.	1,600	19,960
	DKS Co. Ltd.	1,200	51,158
#	DMG Mori Co. Ltd.	2,800	43,426
	Doshisha Co. Ltd.	2,900	54,540

62

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Double Standard, Inc.	600	$6,562
	Doutor Nichires Holdings Co. Ltd.	4,112	64,145
	Dowa Holdings Co. Ltd.	6,400	232,059
	DTS Corp.	19,200	159,951
	Duskin Co. Ltd.	4,400	106,079
#	DyDo Group Holdings, Inc.	1,800	28,345
	Eagle Industry Co. Ltd.	4,100	72,582
#	EAT&HOLDINGS Co. Ltd.	1,200	15,260
	Ebara Foods Industry, Inc.	800	12,890
	Ebara Jitsugyo Co. Ltd.	1,800	48,962
	Ebase Co. Ltd.	3,100	9,089
	Eco's Co. Ltd.	800	14,720
	EDION Corp.	10,500	138,122
	EF-ON, Inc.	2,280	5,855
	eGuarantee, Inc.	4,000	41,259
	E-Guardian, Inc.	400	4,600
	Ehime Bank Ltd.	4,800	38,926
	Eidai Co. Ltd.	3,000	4,434
	Eizo Corp.	4,000	56,780
	EJ Holdings, Inc.	1,200	12,959
	Elan Corp.	1,000	5,076
	Elecom Co. Ltd.	6,500	76,011
	Electric Power Development Co. Ltd.	3,600	68,421
	EM Systems Co. Ltd.	4,700	24,907
	en, Inc.	4,100	41,357
	Endo Lighting Corp.	1,700	24,886
	Enomoto Co. Ltd.	1,000	12,524
#	Enplas Corp.	1,000	52,563
#	Envipro Holdings, Inc.	1,400	4,567
#	eRex Co. Ltd.	2,800	12,186
#	ES-Con Japan Ltd.	4,600	29,876
	Eslead Corp.	1,000	35,294
	ESPEC Corp.	2,400	54,613
	Eternal Hospitality Group Co. Ltd.	1,400	25,456
	Exedy Corp.	5,100	171,360
	EXEO Group, Inc.	19,200	276,917
	Ezaki Glico Co. Ltd.	6,500	207,717
	F&M Co. Ltd.	1,000	17,245
	FALCO HOLDINGS Co. Ltd.	1,400	22,532
	FCC Co. Ltd.	4,400	88,880
		Shares	Value»
JAPAN — (Continued)
*	FDK Corp.	800	$1,906
	Feed One Co. Ltd.	3,920	25,882
#	Ferrotec Corp.	6,400	209,797
#	Fibergate, Inc.	1,100	4,960
#	FIDEA Holdings Co. Ltd.	3,050	32,755
	Financial Partners Group Co. Ltd.	6,100	84,561
	FINDEX, Inc.	1,700	9,078
	First Bank of Toyama Ltd.	4,700	44,440
#	First Juken Co. Ltd.	900	6,500
#	Fixstars Corp.	3,000	39,088
	FJ Next Holdings Co. Ltd.	3,100	30,387
#	Focus Systems Corp.	1,700	17,824
	Forum Engineering, Inc.	2,400	19,146
	Foster Electric Co. Ltd.	3,400	58,784
	FP Corp.	5,300	86,126
#	FP Partner, Inc.	300	4,404
	France Bed Holdings Co. Ltd.	3,800	32,461
	Freebit Co. Ltd.	2,000	20,585
	Freund Corp.	1,700	11,861
	F-Tech, Inc.	1,600	7,827
	FTGroup Co. Ltd.	1,100	9,125
	Fudo Tetra Corp.	1,930	30,558
	Fuji Co. Ltd.	3,200	40,867
	Fuji Corp. (6134 JP)	10,200	197,949
	Fuji Corp. Ltd.	5,200	27,665
	Fuji Kyuko Co. Ltd.	2,800	45,028
	Fuji Oil Co. Ltd.	5,400	111,694
#	Fuji Pharma Co. Ltd.	2,000	20,462
	Fuji Seal International, Inc.	6,000	105,495
	Fuji United Holdings Co. Ltd.	900	6,847
	Fujibo Holdings, Inc.	1,500	66,410
	Fujicco Co. Ltd.	2,800	29,034
	Fujikura Composites, Inc.	4,200	52,641
	Fujikura Kasei Co. Ltd.	4,200	16,797
	Fujimi, Inc.	6,000	93,829
	Fujishoji Co. Ltd.	1,200	8,282
	Fujita Kanko, Inc.	1,000	72,395
#	Fujiya Co. Ltd.	1,700	28,526
	FuKoKu Co. Ltd.	1,200	14,282
	Fukuda Corp.	1,000	44,622
	Fukuda Denshi Co. Ltd.	2,400	108,572
	Fukui Bank Ltd.	2,700	38,061

63

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Computer Holdings, Inc.	1,900	$37,988
	Fukuyama Transporting Co. Ltd.	2,500	62,099
	FULLCAST Holdings Co. Ltd.	1,600	17,551
	Fumakilla Ltd.	1,500	11,321
	Funai Soken Holdings, Inc.	4,760	74,987
	Furukawa Co. Ltd.	4,100	80,808
	Furuno Electric Co. Ltd.	3,500	203,054
	Furuya Metal Co. Ltd.	1,900	35,040
	Furyu Corp.	4,000	27,061
	Fuso Chemical Co. Ltd.	2,000	66,305
	Fuso Pharmaceutical Industries Ltd.	1,100	15,104
#	Futaba Corp.	5,300	23,166
	Futaba Industrial Co. Ltd.	8,700	53,134
	Future Corp.	4,100	57,809
	Fuyo General Lease Co. Ltd.	4,500	117,650
	G-7 Holdings, Inc.	4,000	33,165
	GA Technologies Co. Ltd.	1,200	15,510
	Gakken Holdings Co. Ltd.	4,500	29,973
	Gakkyusha Co. Ltd.	1,000	14,731
	Galilei Co. Ltd.	3,200	74,433
	Gecoss Corp.	2,000	17,761
*	GENDA, Inc.	3,900	18,695
	Genki Global Dining Concepts Corp.	1,600	31,426
	Genky DrugStores Co. Ltd.	2,000	66,573
	Geo Holdings Corp.	3,300	34,545
#	Gift Holdings, Inc.	1,200	25,117
#	giftee, Inc.	2,900	20,481
	Giken Ltd.	1,200	12,839
	GLOBERIDE, Inc.	2,200	33,278
	Glory Ltd.	5,400	129,030
	GLtechno Holdings, Inc.	1,300	25,397
	GMO Financial Gate, Inc.	600	22,456
	GMO Financial Holdings, Inc.	4,400	25,675
	GMO GlobalSign Holdings KK	400	5,380
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	6,000	$134,383
#	Godo Steel Ltd.	1,600	37,936
#	Goldcrest Co. Ltd.	2,590	56,144
	Goldwin, Inc.	4,400	72,679
#	Good Com Asset Co. Ltd.	2,300	20,266
	GREE Holdings, Inc.	15,100	39,443
	Greens Co. Ltd.	1,600	23,389
	grems, Inc.	1,700	25,351
	GS Yuasa Corp.	10,400	290,415
	GSI Creos Corp.	1,000	14,974
	G-Tekt Corp.	3,300	42,341
	Gun-Ei Chemical Industry Co. Ltd.	700	15,114
	Gunze Ltd.	4,400	108,384
	H.U. Group Holdings, Inc.	7,100	173,242
	H2O Retailing Corp.	12,700	171,821
#	HABA Laboratories, Inc.	400	4,325
#	Hagihara Industries, Inc.	1,400	14,621
	Hagiwara Electric Holdings Co. Ltd.	1,000	22,960
	Hagoromo Foods Corp.	600	12,758
#	Hakudo Co. Ltd.	800	11,505
	Hakuhodo DY Holdings, Inc.	13,700	99,165
	Hakuto Co. Ltd.	900	22,508
	Halows Co. Ltd.	1,600	45,359
	Hamakyorex Co. Ltd.	8,800	87,291
	Handsman Co. Ltd.	800	4,322
	Hanwa Co. Ltd.	4,200	175,184
#	Happinet Corp.	2,100	85,541
	Hard Off Corp. Co. Ltd.	2,400	28,112
	Harima Chemicals Group, Inc.	2,500	14,595
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	10,856
	Hazama Ando Corp.	17,510	195,930
	Heiwa Corp.	2,700	35,098
	Heiwado Co. Ltd.	3,500	64,382
#	Hennge KK	1,000	9,501
	Hibiya Engineering Ltd.	2,400	70,590
	Hiday Hidaka Corp.	2,600	55,500
#	HI-LEX Corp.	3,300	61,234
*	Hino Motors Ltd.	40,700	92,458
	Hioki EE Corp.	1,400	53,777
	Hirakawa Hewtech Corp.	1,260	18,975

64

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	1,100	$11,506
	Hirata Corp.	3,300	43,570
	Hirogin Holdings, Inc.	31,900	298,036
	Hiroshima Electric Railway Co. Ltd.	2,000	7,918
#	Hiroshima Gas Co. Ltd.	6,100	14,401
#	HIS Co. Ltd.	5,900	50,087
	Hisaka Works Ltd.	4,200	38,386
	Hisamitsu Pharmaceutical Co., Inc.	1,500	38,991
#	Hito Communications Holdings, Inc.	1,000	6,487
	Hochiki Corp.	1,700	42,492
#	Hodogaya Chemical Co. Ltd.	1,600	18,927
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	30,096
#	Hokkaido Electric Power Co., Inc.	19,500	135,709
	Hokkaido Gas Co. Ltd.	12,000	52,741
	Hokkan Holdings Ltd.	1,200	16,752
	Hokko Chemical Industry Co. Ltd.	3,300	34,708
#	Hokuetsu Corp.	14,600	77,428
	Hokuhoku Financial Group, Inc.	15,600	382,163
	Hokuriku Electric Industry Co. Ltd.	400	5,907
	Hokuriku Electric Power Co.	18,900	105,112
#	Hokuriku Electrical Construction Co. Ltd.	1,800	16,345
	Hokuto Corp.	2,800	33,136
	H-One Co. Ltd.	4,000	34,658
	Honeys Holdings Co. Ltd.	2,670	25,645
	Hoosiers Holdings Co. Ltd.	5,300	43,497
	Horiba Ltd.	300	27,872
	Hosiden Corp.	6,600	105,211
	Hosokawa Micron Corp.	2,000	73,854
#	Hotland Holdings Co. Ltd.	1,300	17,320
	House Foods Group, Inc.	2,900	54,343
	Howa Machinery Ltd.	2,200	20,328
		Shares	Value»
JAPAN — (Continued)
	HS Holdings Co. Ltd.	3,300	$21,470
	Hyakugo Bank Ltd.	24,900	154,421
	Hyakujushi Bank Ltd.	3,400	119,028
	IBJ, Inc.	2,800	14,599
#	Ichibanya Co. Ltd.	1,500	8,756
#	Ichiken Co. Ltd.	500	12,510
	Ichikoh Industries Ltd.	8,700	26,459
	Ichimasa Kamaboko Co. Ltd.	1,100	5,325
	Ichinen Holdings Co. Ltd.	3,100	40,450
#	Ichiyoshi Securities Co. Ltd.	7,100	39,114
	Icom, Inc.	1,500	30,515
	IDEA Consultants, Inc.	500	11,332
	Idec Corp.	4,000	60,891
	IDOM, Inc.	5,100	38,070
	Iino Kaiun Kaisha Ltd.	8,900	72,589
	I'll, Inc.	1,700	26,872
	Imasen Electric Industrial	901	4,547
	i-mobile Co. Ltd.	3,600	13,650
#	Imuraya Group Co. Ltd.	1,100	17,688
	Inaba Denki Sangyo Co. Ltd.	6,400	188,461
#	Inaba Seisakusho Co. Ltd.	1,700	17,459
	Inabata & Co. Ltd.	5,800	129,901
#	I-NE Co. Ltd.	800	6,519
	Ines Corp.	3,000	33,141
#	I-Net Corp.	1,600	26,188
	Infomart Corp.	17,300	36,710
	INFRONEER Holdings, Inc.	25,800	276,399
	Innotech Corp.	2,400	28,417
	Insource Co. Ltd.	7,200	40,705
	Intage Holdings, Inc.	1,500	16,604
#	Inui Global Logistics Co. Ltd.	1,200	12,217
	IPS, Inc.	400	7,802
#	IR Japan Holdings Ltd.	1,000	5,217
	Iriso Electronics Co. Ltd.	3,200	64,238
	ISB Corp.	2,200	25,612
	Ise Chemicals Corp.	400	81,651
#	Iseki & Co. Ltd.	2,500	35,658
	Ishihara Sangyo Kaisha Ltd.	4,400	67,710
#	Istyle, Inc.	9,400	27,358

65

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itfor, Inc.	3,600	$35,597
#	ITmedia, Inc.	1,700	17,699
#	Ito En Ltd.	5,300	109,238
	Itochu Enex Co. Ltd.	5,500	64,891
	Itochu-Shokuhin Co. Ltd.	900	54,706
	Itoham Yonekyu Holdings, Inc.	3,400	121,574
	Itoki Corp.	4,500	72,588
	IwaiCosmo Holdings, Inc.	2,900	52,974
#	Iwaki Co. Ltd.	1,300	21,478
	Iwatani Corp.	15,600	162,408
	Iwatsuka Confectionery Co. Ltd.	1,000	19,372
	Izumi Co. Ltd.	3,700	68,974
	J Trust Co. Ltd.	12,548	32,996
	JAC Recruitment Co. Ltd.	9,600	63,226
	Jaccs Co. Ltd.	2,800	73,235
*	Jade Group, Inc.	1,300	13,691
	JAFCO Group Co. Ltd.	6,700	104,721
	JANOME Corp.	2,299	16,449
	Japan Airport Terminal Co. Ltd.	4,900	152,250
	Japan Aviation Electronics Industry Ltd.	4,400	65,713
#	Japan Cash Machine Co. Ltd.	4,200	27,174
#*	Japan Communications, Inc.	19,200	18,653
	Japan Elevator Service Holdings Co. Ltd.	15,400	181,291
#	Japan Foundation Engineering Co. Ltd.	2,900	11,892
#	Japan Hospice Holdings, Inc.	500	4,390
	Japan Investment Adviser Co. Ltd.	2,200	25,213
	Japan Lifeline Co. Ltd.	8,700	82,581
	Japan Material Co. Ltd.	8,700	108,698
	Japan Medical Dynamic Marketing, Inc.	3,570	11,035
		Shares	Value»
JAPAN — (Continued)
	Japan Petroleum Exploration Co. Ltd.	16,500	$137,899
	Japan Property Management Center Co. Ltd.	900	7,316
	Japan Pulp & Paper Co. Ltd.	16,000	75,077
#	Japan Pure Chemical Co. Ltd.	1,000	19,961
	Japan Securities Finance Co. Ltd.	9,300	106,797
#	Japan System Techniques Co. Ltd.	3,200	44,338
	Japan Transcity Corp.	5,400	40,170
	Japan Wool Textile Co. Ltd.	5,200	54,850
	JBCC Holdings, Inc.	8,000	67,091
	JCU Corp.	3,500	103,229
#	JDC Corp.	8,000	27,910
	Jeol Ltd.	5,700	191,561
	JFE Systems, Inc.	2,200	26,766
	JGC Holdings Corp.	26,900	272,079
	Jichodo Co. Ltd.	200	12,104
*	JIG-SAW, Inc.	800	21,046
	JINS Holdings, Inc.	1,700	85,771
	JINUSHI Co. Ltd.	1,600	30,103
#	JK Holdings Co. Ltd.	2,500	20,438
	J-Lease Co. Ltd.	2,400	23,423
	JM Holdings Co. Ltd.	2,200	21,508
#	JMS Co. Ltd.	2,200	6,136
	J-Oil Mills, Inc.	2,600	34,034
	Joshin Denki Co. Ltd.	1,900	32,898
	Joyful Honda Co. Ltd.	5,800	76,715
#	JP-Holdings, Inc.	6,800	26,210
#	JSB Co. Ltd.	1,200	28,385
	JSP Corp.	1,900	23,243
	JTEKT Corp.	20,136	201,441
*	Juki Corp.	3,700	10,610
	Juroku Financial Group, Inc.	3,600	131,112
	Justsystems Corp.	5,000	161,489
	JVCKenwood Corp.	23,070	184,843
	K&O Energy Group, Inc.	2,300	51,850
	Kadoya Sesame Mills, Inc.	400	9,896
	Kaga Electronics Co. Ltd.	3,600	83,363
	Kagome Co. Ltd.	6,600	114,026

66

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaken Pharmaceutical Co. Ltd.	2,700	$64,221
	Kamakura Shinsho Ltd.	4,000	15,004
	Kameda Seika Co. Ltd.	1,800	44,870
	Kamei Corp.	3,600	68,096
	Kamigumi Co. Ltd.	1,100	33,020
#	Kanaden Corp.	3,200	43,443
	Kanadevia Corp.	20,400	151,157
#	Kanagawa Chuo Kotsu Co. Ltd.	800	18,206
	Kanamic Network Co. Ltd.	1,800	5,613
	Kanamoto Co. Ltd.	4,200	97,819
	Kaneka Corp.	6,500	179,332
	Kaneko Seeds Co. Ltd.	1,800	19,335
	Kanematsu Corp.	9,505	192,437
	Kanemi Co. Ltd.	500	10,749
	Kansai Paint Co. Ltd.	6,600	105,933
	Kanto Denka Kogyo Co. Ltd.	3,600	24,290
#	Kappa Create Co. Ltd.	2,000	19,322
	Katakura Industries Co. Ltd.	2,700	46,543
	Katitas Co. Ltd.	6,500	105,671
	Kato Sangyo Co. Ltd.	2,500	95,966
	Kato Works Co. Ltd.	1,600	14,378
	Kawada Technologies, Inc.	1,800	47,163
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	21,860
#	KeePer Technical Laboratory Co. Ltd.	1,600	38,114
	Keihan Holdings Co. Ltd.	6,600	133,712
	Keihanshin Building Co. Ltd.	4,100	46,106
	Keikyu Corp.	11,293	105,354
	Keio Corp.	3,100	73,525
	KEIWA, Inc.	1,600	11,974
	Keiyo Bank Ltd.	16,700	140,892
	Kenko Mayonnaise Co. Ltd.	2,000	23,616
	KH Neochem Co. Ltd.	4,500	80,473
		Shares	Value»
JAPAN — (Continued)
#	Kibun Foods, Inc.	1,500	$10,455
	Kimura Chemical Plants Co. Ltd.	3,300	22,931
#	King Jim Co. Ltd.	3,000	16,343
#	Kinki Sharyo Co. Ltd.	700	11,248
	Kintetsu Department Store Co. Ltd.	1,200	14,617
	Kissei Pharmaceutical Co. Ltd.	3,800	99,233
	Ki-Star Real Estate Co. Ltd.	1,100	37,342
	Kitagawa Corp.	1,600	16,744
#	Kita-Nippon Bank Ltd.	1,000	24,444
	Kitano Construction Corp.	2,800	23,924
	Kitz Corp.	7,900	88,564
	Kiyo Bank Ltd.	7,900	153,866
*	KNT-CT Holdings Co. Ltd.	900	8,716
	Koa Corp.	4,700	41,764
#	Koatsu Gas Kogyo Co. Ltd.	3,600	23,994
#	Kobe Electric Railway Co. Ltd.	899	13,593
	Kohnan Shoji Co. Ltd.	2,700	65,368
#	Kohsoku Corp.	200	3,706
	Koike Sanso Kogyo Co. Ltd.	2,000	20,709
#	Kojima Co. Ltd.	5,300	37,816
	Kokuyo Co. Ltd.	32,800	188,220
	Komatsu Matere Co. Ltd.	4,200	23,399
	Komatsu Wall Industry Co. Ltd.	2,400	38,712
	KOMEDA Holdings Co. Ltd.	5,200	97,970
#	Komehyo Holdings Co. Ltd.	800	15,539
	Komeri Co. Ltd.	4,600	95,701
	Komori Corp.	4,700	44,140
#	Konaka Co. Ltd.	1,760	2,806
#	Kondotec, Inc.	2,900	31,592
	Konica Minolta, Inc.	59,200	203,289
	Konishi Co. Ltd.	8,000	64,032
	Konoike Transport Co. Ltd.	2,900	59,979
#	Konoshima Chemical Co. Ltd.	800	7,668
#	Kosaido Holdings Co. Ltd.	9,500	26,110

67

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kose Corp.	2,300	$88,114
	Koshidaka Holdings Co. Ltd.	5,700	43,603
#	Kotobuki Spirits Co. Ltd.	10,400	124,687
	Kotobukiya Co. Ltd.	600	6,451
	Kozo Keikaku Engineering Holdings, Inc.	1,000	20,581
	KPP Group Holdings Co. Ltd.	3,900	19,265
	Kraftia Corp.	1,868	98,813
	Krosaki Harima Corp.	2,800	75,088
#	KRS Corp.	2,000	37,764
	K's Holdings Corp.	15,400	152,665
	KU Holdings Co. Ltd.	2,400	18,329
#	Kumagai Gumi Co. Ltd.	17,200	156,169
#	Kumiai Chemical Industry Co. Ltd.	10,467	46,305
	Kura Sushi, Inc.	2,800	60,313
	Kurabo Industries Ltd.	1,800	81,845
#	Kureha Corp.	6,000	143,436
#	Kurimoto Ltd.	10,000	112,282
	Kuriyama Holdings Corp.	1,000	10,766
#	Kusuri No. Aoki Holdings Co. Ltd.	4,500	114,025
	KYB Corp.	4,000	101,436
#	Kyodo Printing Co. Ltd.	3,600	35,010
	Kyoei Steel Ltd.	2,900	43,173
	Kyokuto Boeki Kaisha Ltd.	1,600	18,485
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	63,592
	Kyokuto Securities Co. Ltd.	2,600	25,686
	Kyokuyo Co. Ltd.	1,500	46,371
	Kyorin Pharmaceutical Co. Ltd.	4,500	41,019
	Kyoritsu Maintenance Co. Ltd.	7,800	151,802
	Kyosan Electric Manufacturing Co. Ltd.	5,000	17,125
#	Kyowa Electronic Instruments Co. Ltd.	5,600	25,195
	Kyowa Leather Cloth Co. Ltd.	900	5,091
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	34,223	$196,145
	LA Holdings Co. Ltd.	500	24,356
#	Lacto Japan Co. Ltd.	900	20,150
	LEC, Inc.	3,100	20,508
	Leopalace21 Corp.	25,200	102,912
	Life Corp.	4,600	72,167
	Lifedrink Co., Inc.	3,600	46,844
#	LIFULL Co. Ltd.	8,200	10,213
#	LIKE, Inc.	1,600	15,564
	Linical Co. Ltd.	1,600	3,552
	Link & Motivation, Inc.	3,900	12,445
	Lintec Corp.	4,700	119,447
	Lion Corp.	10,100	99,526
	LITALICO, Inc.	2,500	19,992
	Loadstar Capital KK	1,600	33,558
#	Look Holdings, Inc.	700	12,002
	M&A Capital Partners Co. Ltd.	1,400	26,733
	Mabuchi Motor Co. Ltd.	12,400	219,058
#	Macbee Planet, Inc.	800	9,951
	Macnica Holdings, Inc.	16,100	229,211
	Maeda Kosen Co. Ltd.	5,600	69,963
	Maezawa Kasei Industries Co. Ltd.	2,100	28,386
	Maezawa Kyuso Industries Co. Ltd.	2,400	22,303
	Makino Milling Machine Co. Ltd.	2,800	203,418
#	Management Solutions Co. Ltd.	1,100	9,549
	Mandom Corp.	5,600	88,106
	Mani, Inc.	10,000	95,666
	MarkLines Co. Ltd.	1,500	19,258
	Mars Group Holdings Corp.	1,800	35,822
	Marubun Corp.	1,900	14,616
	Marudai Food Co. Ltd.	2,600	31,609
	Maruha Nichiro Corp.	5,852	130,823
	Maruichi Steel Tube Ltd.	21,600	182,634
	MARUKA FURUSATO Corp.	2,300	33,684
#	Marusan Securities Co. Ltd.	6,200	37,315
	Maruzen CHI Holdings Co. Ltd.	400	859

68

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruzen Showa Unyu Co. Ltd.	1,600	$71,998
#	Marvelous, Inc.	3,300	12,100
#	Matching Service Japan Co. Ltd.	600	3,895
	Matsuda Sangyo Co. Ltd.	2,125	57,060
#	Matsui Construction Co. Ltd.	3,400	30,445
	Matsui Securities Co. Ltd.	16,500	82,193
	Matsuoka Corp.	700	10,234
	Matsuya Co. Ltd.	2,500	27,990
	Matsuyafoods Holdings Co. Ltd.	800	30,365
	Max Co. Ltd.	2,700	97,869
	Maxell Ltd.	5,200	75,379
	Maxvalu Tokai Co. Ltd.	1,200	27,203
	MCJ Co. Ltd.	8,900	83,954
#	MEC Co. Ltd.	2,100	61,950
	Media Do Co. Ltd.	900	10,623
	Medical System Network Co. Ltd.	2,400	7,651
	Medikit Co. Ltd.	800	14,051
#*	Medley, Inc.	3,500	47,777
	Megmilk Snow Brand Co. Ltd.	7,400	135,721
	Meidensha Corp.	4,600	182,174
	Meiji Electric Industries Co. Ltd.	1,400	21,098
	Meiji Shipping Group Co. Ltd.	1,700	7,719
	Meiko Electronics Co. Ltd.	3,400	223,613
	Meisei Industrial Co. Ltd.	5,000	53,503
	MEITEC Group Holdings, Inc.	9,100	186,537
#	Meito Co. Ltd.	1,200	16,600
	Meiwa Corp.	4,100	21,068
	Meiwa Estate Co. Ltd.	1,600	11,100
	Menicon Co. Ltd.	7,200	56,131
*	Mercari, Inc.	14,900	220,943
	Mercuria Holdings Co. Ltd.	2,600	14,348
	METAWATER Co. Ltd.	3,600	77,269
	Micronics Japan Co. Ltd.	3,600	212,335
#	Midac Holdings Co. Ltd.	2,400	28,853
		Shares	Value»
JAPAN — (Continued)
	Mie Kotsu Group Holdings, Inc.	5,900	$20,582
	Mikuni Corp.	2,700	6,730
	Milbon Co. Ltd.	3,000	45,060
	MIMAKI ENGINEERING Co. Ltd.	1,900	20,941
#	Mirai Industry Co. Ltd.	700	15,133
#	Miraial Co. Ltd.	1,100	8,545
	Mirait One Corp.	11,100	215,088
#	Mirarth Holdings, Inc.	14,600	35,988
	Miroku Jyoho Service Co. Ltd.	2,800	32,006
	Mitani Corp.	4,800	72,397
#	Mitani Sangyo Co. Ltd.	3,900	12,616
	Mitani Sekisan Co. Ltd.	1,200	58,638
#	Mito Securities Co. Ltd.	10,500	34,868
	Mitsuba Corp.	5,000	30,393
#	Mitsubishi Kakoki Kaisha Ltd.	3,000	63,948
	Mitsubishi Logisnext Co. Ltd.	4,000	39,833
	Mitsubishi Logistics Corp.	10,500	76,136
	Mitsubishi Materials Corp.	13,900	267,628
	Mitsubishi Paper Mills Ltd.	6,500	25,719
#	Mitsubishi Pencil Co. Ltd.	4,300	57,039
	Mitsubishi Research Institute, Inc.	1,100	34,778
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	27,961
	Mitsuboshi Belting Ltd.	2,000	48,157
	Mitsui DM Sugar Co. Ltd.	1,800	35,448
	Mitsui E&S Co. Ltd.	9,400	382,157
	Mitsui High-Tec, Inc.	10,500	52,369
	Mitsui Kinzoku Co. Ltd.	600	61,114
#	Mitsui Matsushima Holdings Co. Ltd.	5,500	46,192
	Mitsui-Soko Holdings Co. Ltd.	6,300	165,333

69

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsuuroko Group Holdings Co. Ltd.	4,400	$60,117
	Miura Co. Ltd.	6,800	131,673
	MIXI, Inc.	4,400	88,791
#	Miyaji Engineering Group, Inc.	3,600	46,133
#	Miyazaki Bank Ltd.	2,000	60,142
	Miyoshi Oil & Fat Co. Ltd.	1,100	15,696
	Mizuho Leasing Co. Ltd.	15,000	120,169
	Mizuho Medy Co. Ltd.	1,200	12,691
	Mizuno Corp.	6,000	108,241
	Mochida Pharmaceutical Co. Ltd.	2,600	49,669
	Monogatari Corp.	3,600	90,009
	MORESCO Corp.	1,100	9,748
	Morinaga & Co. Ltd.	9,400	161,969
	Morinaga Milk Industry Co. Ltd.	10,000	215,861
	Moriroku Co. Ltd.	1,900	28,902
	Morita Holdings Corp.	3,900	58,961
	Morito Co. Ltd.	2,600	27,390
#	Mory Industries, Inc.	4,500	28,016
	MOS Food Services, Inc.	2,500	62,699
	MrMax Holdings Ltd.	4,600	22,983
	Mugen Estate Co. Ltd.	1,600	21,123
	m-up Holdings, Inc.	4,700	58,717
	Murakami Corp.	1,000	43,909
	Musashi Seimitsu Industry Co. Ltd.	5,800	130,848
	Musashino Bank Ltd.	4,100	110,301
	Nabtesco Corp.	1,900	47,594
#	NAC Co. Ltd.	2,200	7,459
#	Nachi-Fujikoshi Corp.	2,600	66,509
	Nafco Co. Ltd.	2,100	27,222
	Nagano Keiki Co. Ltd.	2,100	31,945
	Nagase & Co. Ltd.	9,100	198,728
	Nagase Brothers, Inc.	900	13,103
	Nagoya Railroad Co. Ltd.	20,600	225,343
	Nakabayashi Co. Ltd.	3,300	12,324
#	Nakamoto Packs Co. Ltd.	700	8,231
		Shares	Value»
JAPAN — (Continued)
#	Nakamuraya Co. Ltd.	600	$11,836
	Nakanishi, Inc.	9,300	123,134
	Nakayama Steel Works Ltd.	3,500	13,987
	Namura Shipbuilding Co. Ltd.	7,996	271,193
	Nankai Electric Railway Co. Ltd.	10,900	196,889
	Nanto Bank Ltd.	3,500	116,408
	Natori Co. Ltd.	1,400	17,663
	NEC Capital Solutions Ltd.	900	22,237
	Neturen Co. Ltd.	3,800	29,374
	New Art Holdings Co. Ltd.	1,100	10,227
	New Japan Chemical Co. Ltd.	6,200	9,044
#	Nextage Co. Ltd.	6,300	94,669
#*	NexTone, Inc.	500	7,117
#	NF Holdings Corp.	600	4,842
	NHK Spring Co. Ltd.	7,589	142,278
	Nice Corp.	1,300	14,964
	Nichia Steel Works Ltd.	4,000	9,746
	Nichias Corp.	6,400	238,811
#	Nichiban Co. Ltd.	1,500	18,591
	Nichicon Corp.	5,900	59,197
	Nichiden Corp.	1,800	28,975
	Nichiha Corp.	3,300	58,697
	Nichimo Co. Ltd.	1,000	16,161
	Nichirei Corp.	16,800	198,868
	Nichireki Group Co. Ltd.	3,400	53,481
	Nichirin Co. Ltd.	1,430	33,276
	Nifco, Inc.	6,797	196,974
	Nihon Dempa Kogyo Co. Ltd.	2,700	19,720
	Nihon Dengi Co. Ltd.	1,200	42,588
	Nihon Denkei Co. Ltd.	1,050	13,872
#	Nihon Flush Co. Ltd.	3,200	16,777
#	Nihon House Holdings Co. Ltd.	5,600	10,780
	Nihon Kagaku Sangyo Co. Ltd.	1,900	27,547
	Nihon M&A Center Holdings, Inc.	40,900	192,630
	Nihon Nohyaku Co. Ltd.	6,100	34,135
	Nihon Parkerizing Co. Ltd.	11,000	95,542
	Nihon Plast Co. Ltd.	1,700	4,504

70

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Tokushu Toryo Co. Ltd.	1,400	$18,949
	Nihon Yamamura Glass Co. Ltd.	800	13,825
	Nikkiso Co. Ltd.	6,200	60,611
	Nikko Co. Ltd.	4,200	20,827
#	Nikkon Holdings Co. Ltd.	13,800	311,246
	Nikon Corp.	2,800	32,655
	Nippn Corp.	7,000	99,519
	Nippon Air Conditioning Services Co. Ltd.	4,600	39,111
	Nippon Aqua Co. Ltd.	1,700	10,301
#	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	34,889
	Nippon Carbide Industries Co., Inc.	1,100	15,142
#	Nippon Carbon Co. Ltd.	1,200	33,748
	Nippon Chemical Industrial Co. Ltd.	1,300	23,596
*	Nippon Chemi-Con Corp.	2,900	29,265
#*	Nippon Coke & Engineering Co. Ltd.	32,300	19,868
#	Nippon Concrete Industries Co. Ltd.	8,400	17,585
	Nippon Denko Co. Ltd.	15,100	32,958
	Nippon Densetsu Kogyo Co. Ltd.	4,700	87,682
	Nippon Electric Glass Co. Ltd.	10,000	336,668
	Nippon Gas Co. Ltd.	11,500	220,151
	Nippon Hume Corp.	3,300	66,526
	Nippon Kayaku Co. Ltd.	25,100	229,525
	Nippon Kodoshi Corp.	400	7,059
	Nippon Light Metal Holdings Co. Ltd.	9,580	139,507
	Nippon Paper Industries Co. Ltd.	20,000	149,630
	Nippon Parking Development Co. Ltd.	23,500	41,179
	Nippon Rietec Co. Ltd.	1,500	20,016
		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co. Ltd.	5,800	$67,022
	Nippon Seisen Co. Ltd.	1,500	10,763
	Nippon Sharyo Ltd.	1,200	25,994
*	Nippon Sheet Glass Co. Ltd.	12,000	44,896
	Nippon Shinyaku Co. Ltd.	6,500	136,003
	Nippon Shokubai Co. Ltd.	16,800	194,650
	Nippon Signal Co. Ltd.	7,000	57,237
	Nippon Soda Co. Ltd.	5,600	124,146
	Nippon Thompson Co. Ltd.	6,500	28,146
	Nippon Yakin Kogyo Co. Ltd.	1,660	45,993
	Nipro Corp.	17,500	170,824
	Nishikawa Rubber Co. Ltd.	3,800	69,940
	Nishimatsu Construction Co. Ltd.	3,200	109,919
	Nishi-Nippon Financial Holdings, Inc.	15,100	258,033
	Nishi-Nippon Railroad Co. Ltd.	7,200	104,593
	Nishio Holdings Co. Ltd.	2,600	73,967
#	Nissan Shatai Co. Ltd.	13,100	87,218
	Nissei ASB Machine Co. Ltd.	1,000	44,294
#	Nissei Plastic Industrial Co. Ltd.	1,400	7,715
	Nissha Co. Ltd.	4,900	42,572
	Nisshin Group Holdings Co. Ltd.	5,400	21,089
	Nisshin Oillio Group Ltd.	3,100	102,428
	Nisshinbo Holdings, Inc.	17,536	138,583
#	Nisso Holdings Co. Ltd.	2,300	9,596
	Nissui Corp.	35,600	248,026
	Nitta Corp.	2,600	68,153
	Nitta Gelatin, Inc.	2,000	12,849
#	Nittetsu Mining Co. Ltd.	8,000	87,623
	Nitto Boseki Co. Ltd.	1,400	79,022

71

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Fuji Flour Milling Co. Ltd.	400	$18,023
#	Nitto Kogyo Corp.	3,700	88,605
	Nitto Kohki Co. Ltd.	1,300	14,436
#	Nitto Seiko Co. Ltd.	6,200	27,685
	Nittoc Construction Co. Ltd.	3,500	27,797
#	Nittoku Co. Ltd.	1,300	20,541
	Noda Corp.	800	3,648
	Noevir Holdings Co. Ltd.	1,600	45,407
	Nojima Corp.	20,100	148,415
	NOK Corp.	3,135	55,667
	Noritake Co. Ltd.	2,800	87,705
	Noritsu Koki Co. Ltd.	8,700	94,439
	Noritz Corp.	4,000	51,938
	North Pacific Bank Ltd.	32,300	151,272
	NPC, Inc.	3,700	17,202
	NPR-RIKEN Corp.	3,314	67,102
	NS Tool Co. Ltd.	2,000	9,930
	NS United Kaiun Kaisha Ltd.	1,700	60,777
	NSD Co. Ltd.	8,060	172,207
	NSK Ltd.	47,399	238,844
	NSW, Inc.	1,200	19,332
	NTN Corp.	51,500	114,976
*	Nxera Pharma Co. Ltd.	8,100	47,118
	Oat Agrio Co. Ltd.	900	12,795
	Obara Group, Inc.	1,600	43,500
#	Oenon Holdings, Inc.	5,000	16,729
	Ogaki Kyoritsu Bank Ltd.	4,200	100,540
#	Ohara, Inc.	700	5,164
	Ohashi Technica, Inc.	1,700	22,560
	Ohba Co. Ltd.	1,400	10,091
	Ohmoto Gumi Co. Ltd.	1,800	16,835
	Ohsho Food Service Corp.	5,400	118,028
	Oiles Corp.	2,973	43,549
	Oita Bank Ltd.	1,600	52,809
	Okabe Co. Ltd.	4,000	23,801
	Okamoto Industries, Inc.	1,200	39,271
	Okamoto Machine Tool Works Ltd.	700	21,769
	Okamura Corp.	7,900	115,569
	Okasan Securities Group, Inc.	19,900	89,182
	Oki Electric Industry Co. Ltd.	11,500	137,394
		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	5,000	$83,353
#	Okinawa Electric Power Co., Inc.	5,325	34,894
	Okinawa Financial Group, Inc.	2,860	71,276
	OKUMA Corp.	6,200	138,029
	Okumura Corp.	3,500	110,951
	Okura Industrial Co. Ltd.	1,400	45,086
	Okuwa Co. Ltd.	3,000	16,179
#	Onoken Co. Ltd.	2,900	25,891
	Onward Holdings Co. Ltd.	12,700	53,299
	Ootoya Holdings Co. Ltd.	700	25,599
	Open Up Group, Inc.	7,200	80,319
	Optex Group Co. Ltd.	3,800	57,365
#*	Optim Corp.	1,200	4,349
#	Optimus Group Co. Ltd.	4,600	10,013
	Optorun Co. Ltd.	3,600	39,638
	Organo Corp.	2,200	188,802
	Orient Corp.	4,810	30,061
	Oriental Shiraishi Corp.	13,900	38,281
#	Oro Co. Ltd.	700	10,681
#	Osaka Organic Chemical Industry Ltd.	1,800	44,683
#	Osaka Steel Co. Ltd.	1,500	25,232
#	OSAKA Titanium Technologies Co. Ltd.	2,800	48,219
#	Osaki Electric Co. Ltd.	6,000	48,626
	OSG Corp.	10,600	153,682
	OUG Holdings, Inc.	500	12,542
	Oyo Corp.	2,700	50,385
#	Ozu Corp.	600	6,641
	Pacific Industrial Co. Ltd.	6,100	121,650
#	Pacific Metals Co. Ltd.	2,400	31,879
	Pack Corp.	4,200	32,725
	PAL GROUP Holdings Co. Ltd.	7,400	95,219
	PALTAC Corp.	2,900	85,528
	Paramount Bed Holdings Co. Ltd.	5,200	119,084
#	Park24 Co. Ltd.	12,800	149,590
	Parker Corp.	2,400	17,427
	Pasona Group, Inc.	3,900	48,226

72

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pegasus Co. Ltd.	2,600	$13,891
	Penta-Ocean Construction Co. Ltd.	30,200	276,481
#	People Dreams & Technologies Group Co. Ltd.	900	9,362
*	PeptiDream, Inc.	1,801	18,235
	Pharma Foods International Co. Ltd.	3,100	15,996
	PHC Holdings Corp.	1,000	6,537
*	PIA Corp.	800	15,591
	Pickles Holdings Co. Ltd.	2,400	17,110
#	Pigeon Corp.	15,000	169,674
	PILLAR Corp.	2,000	62,983
	Pilot Corp.	3,800	114,745
	Piolax, Inc.	2,300	25,628
#*	PKSHA Technology, Inc.	1,600	46,309
#	Plus Alpha Consulting Co. Ltd.	3,500	53,655
#	Pole To Win Holdings, Inc.	5,100	10,930
#	Port, Inc.	1,800	22,854
	Premium Group Co. Ltd.	4,800	61,448
	Premium Water Holdings, Inc.	400	8,594
	Press Kogyo Co. Ltd.	9,000	38,143
	Prestige International, Inc.	15,500	66,564
	Prima Meat Packers Ltd.	3,000	48,192
	Procrea Holdings, Inc.	3,104	34,858
#	Pronexus, Inc.	2,300	16,305
	Pro-Ship, Inc.	1,800	17,419
	PS Construction Co. Ltd.	1,110	13,018
	Punch Industry Co. Ltd.	2,600	6,840
	QB Net Holdings Co. Ltd.	1,400	12,323
	Qol Holdings Co. Ltd.	3,800	47,912
	Quick Co. Ltd.	2,200	33,547
#	Raccoon Holdings, Inc.	2,900	12,537
	Raito Kogyo Co. Ltd.	4,700	98,361
	Raiznext Corp.	4,600	57,153
		Shares	Value»
JAPAN — (Continued)
	Raksul, Inc.	7,500	$51,492
	Rakus Co. Ltd.	10,600	85,572
	Rasa Corp.	1,400	14,992
	Rasa Industries Ltd.	800	26,065
	Relo Group, Inc.	9,600	103,343
#	Renaissance, Inc.	1,600	10,905
	Rengo Co. Ltd.	25,300	154,088
#*	RENOVA, Inc.	6,700	35,898
	Resorttrust, Inc.	23,000	271,036
	Restar Corp.	2,800	46,843
	Retail Partners Co. Ltd.	3,200	26,733
	Rheon Automatic Machinery Co. Ltd.	2,000	18,758
	Ricoh Leasing Co. Ltd.	1,500	55,088
#	Ride On Express Holdings Co. Ltd.	1,200	7,786
	Riken Keiki Co. Ltd.	3,000	68,328
	Riken Technos Corp.	5,600	50,760
	Riken Vitamin Co. Ltd.	2,200	39,939
#	Ringer Hut Co. Ltd.	1,800	25,960
	Rion Co. Ltd.	1,400	22,692
	Riso Kagaku Corp.	2,000	15,160
#	Riso Kyoiku Group Corp.	5,580	7,126
#	Rix Corp.	700	16,909
#	Rock Field Co. Ltd.	1,100	10,124
#	Rokko Butter Co. Ltd.	1,700	12,943
	Roland Corp.	2,000	42,369
	Rorze Corp.	7,700	107,225
	Round One Corp.	16,100	115,601
	Royal Holdings Co. Ltd.	2,700	44,841
	Ryobi Ltd.	3,200	57,126
	RYODEN Corp.	2,300	47,651
	Ryoyo Ryosan Holdings, Inc.	2,892	55,726
	S Foods, Inc.	2,300	37,329
	S&B Foods, Inc.	2,000	43,212
#	Sac's Bar Holdings, Inc.	3,250	16,510
	Sagami Rubber Industries Co. Ltd.	1,000	5,702
	Saibu Gas Holdings Co. Ltd.	2,800	33,567
	Saizeriya Co. Ltd.	2,300	75,205
	Sakai Chemical Industry Co. Ltd.	2,200	40,594
	Sakai Heavy Industries Ltd.	1,200	15,977

73

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Moving Service Co. Ltd.	3,400	$62,161
	Sakata INX Corp.	5,200	76,761
	Sakata Seed Corp.	1,100	28,185
	Sala Corp.	7,300	49,740
#	Samco, Inc.	900	24,149
	San Holdings, Inc.	4,400	42,874
	San ju San Financial Group, Inc.	2,700	63,860
	San-A Co. Ltd.	5,000	86,973
	San-Ai Obbli Co. Ltd.	6,600	87,416
	Sangetsu Corp.	5,000	97,769
	San-In Godo Bank Ltd.	16,200	142,441
*	Sanken Electric Co. Ltd.	2,400	115,353
	Sanki Engineering Co. Ltd.	5,000	171,830
	Sanko Gosei Ltd.	2,900	15,830
	Sankyo Frontier Co. Ltd.	1,200	15,616
	Sankyo Seiko Co. Ltd.	4,000	17,485
#	Sankyo Tateyama, Inc.	2,800	10,924
	Sankyu, Inc.	3,418	174,523
	Sanoh Industrial Co. Ltd.	5,400	32,126
*	Sansan, Inc.	5,400	63,699
	Sansei Technologies, Inc.	1,200	17,627
	Sansha Electric Manufacturing Co. Ltd.	800	4,689
	Sanshin Electronics Co. Ltd.	2,000	37,918
#	Santec Holdings Corp.	600	35,422
	Sanyo Chemical Industries Ltd.	1,600	43,534
	Sanyo Denki Co. Ltd.	3,000	76,713
	Sanyo Electric Railway Co. Ltd.	3,300	42,887
	Sanyo Shokai Ltd.	1,900	39,199
	Sanyo Trading Co. Ltd.	2,600	26,763
	Sato Corp.	3,000	42,581
#	Sato Shoji Corp.	2,600	36,279
#	Satori Electric Co. Ltd.	2,600	32,351
	Sawai Group Holdings Co. Ltd.	13,800	164,803
		Shares	Value»
JAPAN — (Continued)
	SAXA, Inc.	400	$13,960
#*	SBI ARUHI Corp.	1,300	6,735
#	SBI Global Asset Management Co. Ltd.	6,200	23,842
	SBI Insurance Group Co. Ltd.	1,200	12,073
	SBS Holdings, Inc.	2,300	50,581
	Scroll Corp.	4,700	33,406
	SEC Carbon Ltd.	1,000	13,844
	Seed Co. Ltd.	1,500	5,527
	Segue Group Co. Ltd.	1,700	7,082
	Seika Corp.	4,800	71,565
	Seikagaku Corp.	5,200	22,153
#	Seikitokyu Kogyo Co. Ltd.	1,400	13,469
	Seiko Group Corp.	3,300	151,549
	Seino Holdings Co. Ltd.	3,000	42,396
	Seiren Co. Ltd.	5,100	104,439
	Sekisui Jushi Corp.	3,700	49,474
	Sekisui Kasei Co. Ltd.	3,500	8,032
	SEMITEC Corp.	800	12,290
	Senko Group Holdings Co. Ltd.	12,500	163,152
	Senshu Electric Co. Ltd.	2,000	58,583
	Senshu Ikeda Holdings, Inc.	29,200	126,037
#*	Senshukai Co. Ltd.	3,000	4,415
#	SERAKU Co. Ltd.	1,100	10,595
	Seria Co. Ltd.	4,800	91,401
	Seven Bank Ltd.	65,200	119,773
#	SFP Holdings Co. Ltd.	1,400	18,350
	Sharingtechnology, Inc.	2,400	14,535
*	Sharp Corp.	8,600	47,740
	Shibaura Machine Co. Ltd.	2,500	69,423
	Shibaura Mechatronics Corp.	1,200	141,347
	Shibusawa Logistics Corp.	4,800	34,458
	Shibuya Corp.	2,000	44,370
*	SHIFT, Inc.	18,000	124,075
	Shiga Bank Ltd.	4,699	189,813
	Shikibo Ltd.	900	5,857
	Shikoku Bank Ltd.	5,400	50,963
	Shikoku Electric Power Co., Inc.	18,800	167,853

74

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Kasei Holdings Corp.	4,600	$81,887
	Shima Seiki Manufacturing Ltd.	3,200	20,582
	Shimadaya Corp.	900	10,293
#	Shimizu Bank Ltd.	2,400	31,352
	Shimojima Co. Ltd.	1,200	10,043
	Shin Nippon Air Technologies Co. Ltd.	2,400	47,927
	Shinagawa Refra Co. Ltd.	4,500	53,934
	Shindengen Electric Manufacturing Co. Ltd.	1,400	31,794
	Shin-Etsu Polymer Co. Ltd.	5,000	62,615
#	Shinko Shoji Co. Ltd.	4,000	26,415
	Shinmaywa Industries Ltd.	7,700	100,138
	Shinnihon Corp.	3,400	39,077
	Shinnihonseiyaku Co. Ltd.	500	7,008
	Shinsho Corp.	3,000	45,202
#	Shinwa Co. Ltd. (3447 JP)	1,700	9,159
	Shinwa Co. Ltd. (7607 JP)	1,500	29,893
	Ship Healthcare Holdings, Inc.	9,600	143,611
	Shizuoka Gas Co. Ltd.	5,100	37,294
	SHO-BOND Holdings Co. Ltd.	3,400	107,887
	Shoei Co. Ltd.	6,000	63,733
#	Shoei Foods Corp.	600	15,337
	Showa Sangyo Co. Ltd.	2,000	38,177
	Sigma Koki Co. Ltd.	700	6,810
	SIGMAXYZ Holdings, Inc.	6,800	38,562
	Siix Corp.	3,600	32,287
*	Simplex Holdings, Inc.	2,900	80,863
	Sinanen Holdings Co. Ltd.	1,000	40,046
	Sinfonia Technology Co. Ltd.	3,599	247,708
	Sinko Industries Ltd.	7,200	60,154
	Sintokogio Ltd.	5,338	35,748
	SK Kaken Co. Ltd.	200	11,766
#	SK-Electronics Co. Ltd.	1,300	25,088
		Shares	Value»
JAPAN — (Continued)
	SKY Perfect JSAT Holdings, Inc.	20,600	$202,703
#	Smaregi, Inc.	600	11,064
#	SMK Corp.	500	7,348
	SMS Co. Ltd.	7,700	66,367
#	Socionext, Inc.	8,453	190,231
	Soda Nikka Co. Ltd.	3,100	20,075
	Sodick Co. Ltd.	5,800	36,673
	Soft99 Corp.	2,300	58,680
	Softcreate Holdings Corp.	1,800	24,901
	Software Service, Inc.	400	35,558
	Soken Chemical & Engineering Co. Ltd.	1,600	24,743
	Solasto Corp.	6,800	22,220
	Soliton Systems KK	1,500	16,677
	Sotetsu Holdings, Inc.	9,700	162,604
	Sotoh Co. Ltd.	600	2,962
	Space Co. Ltd.	4,280	37,936
	Sparx Group Co. Ltd.	2,360	23,806
	SPK Corp.	1,000	14,505
#	S-Pool, Inc.	900	1,652
	Sprix, Inc.	1,600	14,221
	SRA Holdings	1,000	32,400
	SRE Holdings Corp.	1,600	29,268
#	SRS Holdings Co. Ltd.	2,500	18,590
	ST Corp.	2,100	21,361
	ST HD Co. Ltd.	1,840	31,049
#	St. Care Holding Corp.	2,600	13,985
	St. Marc Holdings Co. Ltd.	1,700	29,368
	Stanley Electric Co. Ltd.	6,400	125,710
	Star Mica Holdings Co. Ltd.	3,600	26,569
	Star Micronics Co. Ltd.	5,000	53,885
	Starts Corp., Inc.	3,800	118,043
	Starzen Co. Ltd.	6,000	45,146
	Stella Chemifa Corp.	1,500	39,817
	Step Co. Ltd.	1,500	23,603
	Strike Co. Ltd.	2,300	56,661
#	Studio Alice Co. Ltd.	1,100	14,493
	Subaru Enterprise Co. Ltd.	1,000	21,304
#	Sugimoto & Co. Ltd.	3,000	35,134
	SUMCO Corp.	26,700	272,095
	Sumida Corp.	3,300	23,978

75

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suminoe Co. Ltd.	1,800	$14,120
	Sumitomo Bakelite Co. Ltd.	2,000	66,524
	Sumitomo Densetsu Co. Ltd.	2,200	138,444
	Sumitomo Heavy Industries Ltd.	10,000	267,366
	Sumitomo Osaka Cement Co. Ltd.	4,000	99,921
	Sumitomo Riko Co. Ltd.	5,000	84,613
#	Sumitomo Rubber Industries Ltd.	12,200	142,879
	Sumitomo Seika Chemicals Co. Ltd.	900	27,877
	Sumitomo Warehouse Co. Ltd.	7,300	153,970
	Sun Frontier Fudousan Co. Ltd.	3,700	54,811
#	Suncall Corp.	1,500	9,827
#	Sun-Wa Technos Corp.	1,500	26,052
	Suruga Bank Ltd.	20,500	205,207
#	Suzuden Corp.	1,100	11,950
	Suzuken Co. Ltd.	3,500	132,918
	Suzuki Co. Ltd.	1,400	19,565
	SWCC Corp.	4,300	208,919
	System Research Co. Ltd.	1,200	15,815
	System Support Holdings, Inc.	1,000	19,723
	Systena Corp.	34,600	119,071
	Syuppin Co. Ltd.	1,800	14,842
	T Hasegawa Co. Ltd.	3,100	54,314
	T RAD Co. Ltd.	1,100	49,767
	Tachibana Eletech Co. Ltd.	2,500	45,925
	Tachikawa Corp.	2,700	33,124
	Tachi-S Co. Ltd.	4,300	54,507
	Tadano Ltd.	13,200	91,677
	Taihei Dengyo Kaisha Ltd.	6,000	84,129
	Taiheiyo Cement Corp.	400	10,853
	Taiho Kogyo Co. Ltd.	1,900	8,429
	Taikisha Ltd.	5,200	102,949
	Taiko Bank Ltd.	1,100	12,447
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	13,684
		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co. Ltd.	3,500	$187,227
	Taiyo Yuden Co. Ltd.	14,500	411,826
	Takamatsu Construction Group Co. Ltd.	2,100	46,090
#	Takamiya Co. Ltd.	1,700	4,581
	Takaoka Toko Co. Ltd.	1,200	26,725
	Takara & Co. Ltd.	1,500	39,572
	Takara Bio, Inc.	5,600	33,489
	Takara Holdings, Inc.	18,700	190,464
	Takara Standard Co. Ltd.	4,000	64,606
	Takasago International Corp.	10,500	102,617
	Takashimaya Co. Ltd.	20,800	222,484
	Takasho Co. Ltd.	1,700	4,641
	Takatori Corp.	400	4,404
	Take & Give Needs Co. Ltd.	1,300	6,937
#	TAKEBISHI Corp.	1,400	18,561
	Takeuchi Manufacturing Co. Ltd.	3,400	140,174
#	Taki Chemical Co. Ltd.	500	11,696
#	Tama Home Co. Ltd.	1,900	44,522
	Tamron Co. Ltd.	16,000	113,625
	Tamura Corp.	11,000	37,700
#*	Tanaka Chemical Corp.	1,600	4,342
	Tanseisha Co. Ltd.	5,900	50,901
	Taoka Chemical Co. Ltd.	1,000	7,930
	Tayca Corp.	1,900	16,192
#	Tazmo Co. Ltd.	1,200	18,483
#	Tbk Co. Ltd.	2,800	5,972
	TDC Soft, Inc.	5,200	45,458
	TechMatrix Corp.	5,200	73,543
#	Techno Medica Co. Ltd.	700	8,524
	Techno Ryowa Ltd.	1,500	55,060
	Techno Smart Corp.	700	9,446
	Teijin Ltd.	21,600	188,968
	Teikoku Electric Manufacturing Co. Ltd.	2,300	46,055
#	Teikoku Sen-I Co. Ltd.	2,900	64,538
	Teikoku Tsushin Kogyo Co. Ltd.	800	12,820
	Tekken Corp.	1,800	42,996

76

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Temairazu, Inc.	400	$8,342
#	Tenpos Holdings Co. Ltd.	700	15,722
#	Tera Probe, Inc.	500	18,968
	Terasaki Electric Co. Ltd.	700	21,897
	TESEC Corp.	700	9,527
#	Tess Holdings Co. Ltd.	6,500	14,674
	Tigers Polymer Corp.	1,400	8,783
	TKC Corp.	2,400	62,794
	Toa Corp. (1885 JP)	9,600	147,044
	Toa Corp. (6809 JP)	2,600	21,301
	TOA ROAD Corp.	3,000	30,212
	Toagosei Co. Ltd.	12,300	122,014
	TOBISHIMA HOLDINGS, Inc.	3,420	46,709
	TOC Co. Ltd.	6,100	32,227
	Tocalo Co. Ltd.	8,200	120,178
	Tochigi Bank Ltd.	12,300	43,852
	Toda Corp.	25,600	172,461
*	Toda Kogyo Corp.	200	1,662
	Toei Co. Ltd.	400	14,219
	Toenec Corp.	7,000	75,970
	Toho Bank Ltd.	24,400	72,210
	Toho Co. Ltd. (8142 JP)	900	19,354
	Toho Gas Co. Ltd.	4,300	128,398
	Toho Holdings Co. Ltd.	2,000	64,138
#	Toho Titanium Co. Ltd.	4,500	46,121
#*	Toho Zinc Co. Ltd.	2,700	11,771
	Tohoku Bank Ltd.	800	6,865
#	Tohokushinsha Film Corp.	5,400	21,142
	Tokai Carbon Co. Ltd.	25,500	170,820
	Tokai Corp.	2,500	34,633
	TOKAI Holdings Corp.	10,700	70,839
	Tokai Rika Co. Ltd.	6,900	123,954
	Tokai Tokyo Financial Holdings, Inc.	25,100	93,005
	Token Corp.	880	80,729
	Tokushu Tokai Paper Co. Ltd.	2,754	26,498
	Tokuyama Corp.	6,900	171,303
	Tokyo Base Co. Ltd.	2,400	7,070
	Tokyo Electron Device Ltd.	2,400	46,891
	Tokyo Energy & Systems, Inc.	4,100	47,262
		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	3,700	$10,680
	Tokyo Kiraboshi Financial Group, Inc.	3,024	143,987
	Tokyo Rope Manufacturing Co. Ltd.	600	5,617
	Tokyo Sangyo Co. Ltd.	2,700	16,335
	Tokyo Seimitsu Co. Ltd.	3,752	258,113
	Tokyo Steel Manufacturing Co. Ltd.	6,600	58,236
	Tokyo Tekko Co. Ltd.	1,500	54,816
#	Tokyo Theatres Co., Inc.	600	5,640
	Tokyotokeiba Co. Ltd.	1,800	64,543
	Tokyu Construction Co. Ltd.	10,400	70,733
	Toli Corp.	6,000	24,273
	Tomato Bank Ltd.	900	8,059
	Tomen Devices Corp.	400	24,440
#	Tomoe Corp.	3,500	41,106
#	Tomoe Engineering Co. Ltd.	3,000	30,845
	Tomoku Co. Ltd.	1,500	32,037
	TOMONY Holdings, Inc.	25,600	113,446
	Tomy Co. Ltd.	8,717	179,324
	Topre Corp.	4,300	62,332
	Topy Industries Ltd.	1,600	29,542
#	Torex Semiconductor Ltd.	1,100	11,337
#	Toridoll Holdings Corp.	4,600	133,236
	Torigoe Co. Ltd.	2,500	17,942
	Torishima Pump Manufacturing Co. Ltd.	2,000	27,118
	Tosei Corp.	4,200	89,359
	Toshiba TEC Corp.	3,200	64,590
	Tosho Co. Ltd.	2,800	14,301
	Totech Corp.	3,600	74,337
	Totetsu Kogyo Co. Ltd.	3,100	85,083
	Tottori Bank Ltd.	600	5,233
	Toukei Computer Co. Ltd.	1,000	24,858
	Tow Co. Ltd.	4,500	10,810

77

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Towa Bank Ltd.	7,700	$46,377
	Towa Pharmaceutical Co. Ltd.	3,000	55,228
	Toyo Corp.	1,200	12,950
	Toyo Denki Seizo KK	1,000	13,383
#	Toyo Gosei Co. Ltd.	600	27,273
#	Toyo Innovex Co. Ltd.	2,600	11,175
	Toyo Kanetsu KK	1,200	35,103
#	Toyo Tanso Co. Ltd.	1,900	56,843
	Toyobo Co. Ltd.	18,500	137,322
	Toyoda Gosei Co. Ltd.	6,300	145,812
	Toyota Boshoku Corp.	7,381	112,229
	TPR Co. Ltd.	6,600	51,832
	Transaction Co. Ltd.	4,800	31,850
	Transcosmos, Inc.	3,300	78,202
	TRE Holdings Corp.	6,356	63,690
#	Treasure Factory Co. Ltd.	1,400	15,175
	Trenders, Inc.	1,600	8,654
#	Tri Chemical Laboratories, Inc.	3,600	69,488
	Trial Holdings, Inc.	2,300	30,683
	Trusco Nakayama Corp.	5,200	81,986
	TS Tech Co. Ltd.	11,800	139,851
	TSI Holdings Co. Ltd.	8,125	50,417
#	Tsubaki Nakashima Co. Ltd.	9,000	22,721
	Tsubakimoto Chain Co.	10,500	146,959
#	Tsubakimoto Kogyo Co. Ltd.	1,200	21,222
	Tsuburaya Fields Holdings, Inc.	4,100	57,650
	Tsugami Corp.	5,000	88,621
	Tsukada Global Holdings, Inc.	1,900	7,743
	Tsukishima Holdings Co. Ltd.	4,000	66,171
	Tsukuba Bank Ltd.	5,500	11,244
	Tsumura & Co.	7,800	180,933
	Tsurumi Manufacturing Co. Ltd.	4,000	50,408
	Tsutsumi Jewelry Co. Ltd.	800	11,732
	TV Asahi Holdings Corp.	3,400	69,188
	Tv Tokyo Holdings Corp.	1,500	45,170
		Shares	Value»
JAPAN — (Continued)
	UACJ Corp.	16,812	$217,091
	UBE Corp.	12,100	177,882
	Ubicom Holdings, Inc.	800	5,947
	Uchida Yoko Co. Ltd.	1,200	80,902
#	ULS Group, Inc.	3,000	14,419
	Ultrafabrics Holdings Co. Ltd.	600	2,997
	Ulvac, Inc.	4,500	204,117
	U-Next Holdings Co. Ltd.	6,600	87,114
	Unipres Corp.	5,500	42,696
	United Arrows Ltd.	2,700	33,722
	United Super Markets Holdings, Inc.	7,321	39,084
#	UNITED, Inc.	2,400	7,918
*	Universal Entertainment Corp.	3,800	21,286
	User Local, Inc.	600	7,625
	Ushio, Inc.	11,800	195,641
	UT Group Co. Ltd.	4,300	76,571
	V Technology Co. Ltd.	1,500	33,699
	Valor Holdings Co. Ltd.	4,800	87,866
	Valqua Ltd.	2,100	52,832
#	Value HR Co. Ltd.	1,400	15,348
	ValueCommerce Co. Ltd.	2,300	10,031
	Vector, Inc.	3,300	24,878
	Vertex Corp.	3,600	32,214
	Vision, Inc.	5,000	39,680
*	Visional, Inc.	1,600	111,092
	Vital KSK Holdings, Inc.	5,900	47,540
	VT Holdings Co. Ltd.	7,400	23,359
	Wacoal Holdings Corp.	2,200	76,717
	Wacom Co. Ltd.	5,600	30,396
	Wakachiku Construction Co. Ltd.	1,700	52,879
	Wakita & Co. Ltd.	3,700	42,578
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	50,548
#	Watahan & Co. Ltd.	2,000	18,562
	WATAMI Co. Ltd.	1,100	6,453
	WDB Holdings Co. Ltd.	1,100	11,517
	WDI Corp.	600	11,712
	Weathernews, Inc.	1,400	36,493
	Wellneo Sugar Co. Ltd.	2,100	34,342

78

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wellnet Corp.	2,300	$9,718
	West Holdings Corp.	3,408	32,596
	Will Group, Inc.	1,500	9,913
*	WingArc1st, Inc.	2,600	56,636
#	Wood One Co. Ltd.	600	3,344
	World Co. Ltd.	2,800	49,133
	World Holdings Co. Ltd.	1,000	16,255
	Wowow, Inc.	800	7,542
*	W-Scope Corp.	7,000	11,453
#	Xebio Holdings Co. Ltd.	4,700	33,226
	Yahagi Construction Co. Ltd.	4,200	59,418
	YAKUODO Holdings Co. Ltd.	3,000	39,547
	YAMABIKO Corp.	3,960	66,160
	YAMADA Consulting Group Co. Ltd.	1,900	21,666
	Yamada Holdings Co. Ltd.	35,200	105,819
	Yamae Group Holdings Co. Ltd.	1,700	28,222
#	Yamagata Bank Ltd.	3,600	39,172
	Yamaguchi Financial Group, Inc.	8,236	94,359
	Yamaichi Electronics Co. Ltd.	3,100	91,840
#	Yamami Co.	500	12,999
	Yamanashi Chuo Bank Ltd.	4,600	97,958
	Yamatane Corp.	2,000	33,086
	Yamato Corp.	1,400	19,670
	Yamaura Corp.	1,300	12,045
	Yamaya Corp.	1,000	15,352
#	Yamazen Corp.	6,600	61,155
#	Yashima Denki Co. Ltd.	2,600	43,792
	Yasuda Logistics Corp.	2,000	28,098
	Yellow Hat Ltd.	9,000	90,627
	Yodoko Ltd.	12,000	101,174
	Yokogawa Bridge Holdings Corp.	4,000	71,401
	Yokorei Co. Ltd.	6,700	53,297
	Yokowo Co. Ltd.	2,300	29,457
#	Yomeishu Seizo Co. Ltd.	1,000	26,961
	Yondenko Corp.	2,520	22,969
#	Yondoshi Holdings, Inc.	2,300	25,538
	Yonex Co. Ltd.	7,400	190,332
#	Yorozu Corp.	2,000	11,881
		Shares	Value»
JAPAN — (Continued)
#*	Yoshimura Food Holdings KK	1,500	$6,360
#	Yoshinoya Holdings Co. Ltd.	8,200	161,864
#	Yossix Holdings Co. Ltd.	1,200	19,695
	Yotai Refractories Co. Ltd.	200	2,306
	Yuasa Trading Co. Ltd.	2,000	65,026
	Yukiguni Factory Co. Ltd.	2,100	14,010
	Yurtec Corp.	6,100	98,339
	Yushin Co.	1,200	5,017
	Yushiro, Inc.	1,000	13,777
	Zacros Corp.	5,600	38,272
	Zenitaka Corp.	400	20,536
	Zenkoku Hosho Co. Ltd.	8,476	174,207
	Zenrin Co. Ltd.	3,800	25,400
	Zeon Corp.	17,500	179,558
	ZERIA Pharmaceutical Co. Ltd.	3,400	44,125
	ZIGExN Co. Ltd.	10,600	35,016
	Zojirushi Corp.	2,400	25,870
#	Zuiko Corp.	2,800	17,422
TOTAL JAPAN			81,281,722
NETHERLANDS — (2.2%)
	Aalberts NV	11,759	372,540
	Acomo NV	2,505	67,854
	Aegon Ltd. (AEG US)	33,356	252,505
	Aegon Ltd. (AGN NA)	8,205	62,528
	Akzo Nobel NV	12,369	817,407
#*Ω	Alfen NV	727	8,056
	Allfunds Group PLC	17,362	131,981
	AMG Critical Materials NV	4,110	136,461
#	Aperam SA	6,050	210,826
	Arcadis NV	9,292	443,756
Ω	B&S Group SARL	5,301	36,297
*Ω	Basic-Fit NV	4,834	143,492
	BE Semiconductor Industries NV	4,052	690,850
#	Brunel International NV	2,645	23,573
	Corbion NV	7,289	148,355
Ω	CTP NV	10,377	216,393
*	Flow Traders Ltd.	5,117	140,702
	ForFarmers NV	4,983	24,099
#	Fugro NV	22,307	227,806

79

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Havas NV	73,424	$128,138
	IMCD NV	5,378	557,288
*	InPost SA	18,387	231,611
	Kendrion NV	2,485	40,768
	Koninklijke BAM Groep NV	57,099	530,044
	Koninklijke Heijmans NV	3,780	267,790
	Koninklijke Vopak NV	10,402	471,387
	Nedap NV	608	73,152
	OCI NV	10,813	42,417
#*	Pharming Group NV	46,831	61,371
#	PostNL NV	59,318	65,638
	Randstad NV	10,585	414,835
	SBM Offshore NV	22,994	594,602
Ω	Signify NV	14,744	352,934
#	Sligro Food Group NV	3,086	33,141
	TKH Group NV	5,041	222,853
*	TomTom NV	3,556	21,412
	Van Lanschot Kempen NV	5,806	339,462
TOTAL NETHERLANDS			8,604,324
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	52,699
	Briscoe Group Ltd.	4,326	13,370
#	Channel Infrastructure NZ Ltd.	55,723	85,466
	Delegat Group Ltd.	3,242	7,692
*	Fletcher Building Ltd. (FBU NZ)	22,463	41,874
	Freightways Group Ltd.	12,736	107,169
	Genesis Energy Ltd.	51,586	74,085
*	Gentrack Group Ltd.	9,860	51,604
	Hallenstein Glasson Holdings Ltd.	5,327	30,029
#	Heartland Group Holdings Ltd.	87,409	54,231
	Investore Property Ltd.	33,140	23,843
*	KMD Brands Ltd.	57,266	9,335
#	NZME Ltd. (NZM AU)	14,069	9,410
	NZX Ltd.	26,482	23,329
#*	Oceania Healthcare Ltd.	61,685	27,868
#*	Pacific Edge Ltd.	48,944	5,270
	PGG Wrightson Ltd.	1,057	1,380
#*	Rakon Ltd.	8,385	3,836
		Shares	Value»
NEW ZEALAND — (Continued)
	Restaurant Brands New Zealand Ltd.	2,935	$8,464
*	Ryman Healthcare Ltd.	62,393	102,174
	Sanford Ltd.	8,585	30,227
	Scales Corp. Ltd.	14,563	50,813
*	Serko Ltd.	3,777	5,880
	Skellerup Holdings Ltd.	13,671	42,947
	SKY Network Television Ltd.	12,046	24,824
#*	SKYCITY Entertainment Group Ltd.	92,691	38,675
*	Steel & Tube Holdings Ltd.	31,557	12,816
	Summerset Group Holdings Ltd.	16,768	111,212
#	Tourism Holdings Ltd.	14,242	20,638
#	TOWER Ltd.	45,071	47,671
	Turners Automotive Group Ltd.	5,138	21,500
#*	Vista Group International Ltd.	35,213	53,376
#*	Warehouse Group Ltd.	13,502	6,218
TOTAL NEW ZEALAND			1,199,925
NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,664	22,708
	ABG Sundal Collier Holding ASA	48,103	33,383
	AF Gruppen ASA	2,925	49,128
	Akastor ASA	20,811	22,842
*	Aker BioMarine ASA	2,247	19,072
	Aker Solutions ASA	13,556	37,246
*	ArcticZymes Technologies ASA	4,800	13,646
	Atea ASA	9,153	139,446
*	Axactor ASA	25,001	17,347
	B2 Impact ASA	23,892	40,954
	Bluenord ASA	2,137	97,587
	Bonheur ASA	2,161	46,754
	Bouvet ASA	10,437	66,262
*	BW Energy Ltd.	4,501	17,147
	BW Offshore Ltd.	10,768	39,211
*	Cadeler AS (CADLR NO)	4,269	19,793
*	Cloudberry Clean Energy ASA	22,324	29,056
	DNO ASA	55,702	76,060
Ω	Elkem ASA	32,694	85,995
Ω	Elmera Group ASA	17,422	56,046

80

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Elopak ASA	20,567	$96,817
Ω	Europris ASA	16,921	145,892
#	FLEX LNG Ltd. (FLNG US)	3,156	81,961
*	Grieg Seafood ASA	5,477	36,678
*	Hexagon Composites ASA	17,331	15,565
*	Hexagon Purus ASA	5,948	1,191
Ω	Kid ASA	5,116	69,259
	Kitron ASA	23,107	171,790
Ω	Klaveness Combination Carriers ASA	3,243	24,582
*	Kongsberg Automotive ASA	96,264	16,450
*	LINK Mobility Group Holding ASA	33,260	98,510
	Medistim ASA	1,791	48,169
	Morrow Bank ASA	13,215	17,417
	MPC Container Ships ASA	44,680	78,182
Ω	Multiconsult ASA	2,262	38,399
*	Napatech AS	2,111	6,805
	Norbit ASA	4,217	84,895
*	Nordic Mining ASA	10,260	14,914
*Ω	Norske Skog ASA	7,831	12,109
*	Northern Ocean Ltd.	15,527	9,218
	Norwegian Air Shuttle ASA	69,005	107,127
*	NRC Group ASA	4,746	3,613
	Odfjell SE, Class A	2,813	33,812
	Odfjell Technology Ltd.	1,620	9,304
*	OKEA ASA	3,071	5,530
#Ω	Okeanis Eco Tankers Corp.	2,062	71,090
*	Otello Corp. ASA	4,092	6,111
	Panoro Energy ASA	13,679	29,233
	Paratus Energy Services Ltd.	6,817	27,903
	Pareto Bank ASA	5,469	46,334
	Pexip Holding ASA	6,590	40,482
*	PhotoCure ASA	3,580	20,548
	Rana Gruber ASA	3,575	22,540
	Rogaland Sparebank	1,135	15,442
	SATS ASA	13,284	47,596
*Ω	Scatec ASA	13,436	141,721
	Sea1 offshore, Inc.	8,468	16,761
	Selvaag Bolig ASA	5,226	16,984
#*Ω	Shelf Drilling Ltd.	13,484	24,342
#*	SmartCraft ASA	8,158	20,581
#	Solstad Maritime Holding AS	10,185	18,042
*	Solstad Offshore ASA	4,068	17,454
		Shares	Value»
NORWAY — (Continued)
	Sparebanken More	3,895	$38,434
	Stolt-Nielsen Ltd.	845	28,342
	TGS ASA	15,553	134,218
*	Zaptec ASA	6,598	19,257
TOTAL NORWAY			2,961,287
PORTUGAL — (0.3%)
#	Altri SGPS SA	8,639	48,999
	Banco Comercial Portugues SA, Class R	451,132	398,215
	Corticeira Amorim SGPS SA	5,127	43,013
	CTT-Correios de Portugal SA	9,306	80,912
	Ibersol SGPS SA	3,299	38,411
	Mota-Engil SGPS SA	12,914	89,331
#	Navigator Co. SA	24,329	84,243
	NOS SGPS SA	25,793	111,767
	REN - Redes Energeticas Nacionais SGPS SA	47,767	179,806
	Semapa-Sociedade de Investimento e Gestao	1,712	35,715
	Sonae SGPS SA	90,392	147,268
TOTAL PORTUGAL			1,257,680
SINGAPORE — (1.1%)
*	AEM Holdings Ltd.	29,282	42,624
	Aztech Global Ltd.	18,500	9,599
	Boustead Singapore Ltd.	43,835	60,193
	BRC Asia Ltd.	2,900	9,393
	Bukit Sembawang Estates Ltd.	15,900	51,187
	Capitaland India Trust	99,814	92,742
	China Aviation Oil Singapore Corp. Ltd.	27,800	32,449
	China Sunsine Chemical Holdings Ltd.	43,800	24,714
	Chuan Hup Holdings Ltd.	87,000	14,666
	City Developments Ltd.	39,000	216,624
	ComfortDelGro Corp. Ltd.	201,300	225,712

81

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	COSCO Shipping International Singapore Co. Ltd.	175,500	$16,301
*	Creative Technology Ltd.	2,650	1,200
	CSE Global Ltd.	44,857	29,077
*	Del Monte Pacific Ltd.	39,100	2,674
	Delfi Ltd.	32,000	19,910
	DFI Retail Group Holdings Ltd.	23,400	82,100
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	11,001
	First Resources Ltd.	60,300	90,840
	Food Empire Holdings Ltd.	26,500	48,018
	Fraser & Neave Ltd.	24,800	28,369
	Frasers Property Ltd.	33,700	27,159
	Frencken Group Ltd.	23,200	29,358
*	Fu Yu Corp. Ltd.	62,300	5,028
	Geo Energy Resources Ltd.	62,900	23,402
	Golden Agri-Resources Ltd.	641,300	137,961
	GuocoLand Ltd.	41,300	68,824
	Haw Par Corp. Ltd.	12,400	140,985
	Ho Bee Land Ltd.	24,900	43,029
	Hong Fok Corp. Ltd.	54,120	32,004
	Hong Leong Asia Ltd.	16,000	29,602
	Hong Leong Finance Ltd.	28,500	57,141
	Hotel Grand Central Ltd.	44,475	23,909
	Hour Glass Ltd.	15,200	24,520
	Hutchison Port Holdings Trust	544,100	114,312
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	84,796
	Indofood Agri Resources Ltd.	28,000	7,947
	Keppel Infrastructure Trust	359,185	126,941
	Mandarin Oriental International Ltd.	29,400	96,334
*	Mermaid Maritime PCL	120,300	11,562
	Metro Holdings Ltd.	51,300	21,276
	Micro-Mechanics Holdings Ltd.	5,200	7,105
*††	Midas Holdings Ltd.	114,000	0
		Shares	Value»
SINGAPORE — (Continued)
	Nanofilm Technologies International Ltd.	23,000	$12,262
	Netlink NBN Trust	252,800	190,311
*	Oceanus Group Ltd.	837,300	3,195
	Olam Group Ltd.	71,300	53,725
	OUE Ltd.	32,900	32,364
*	Oxley Holdings Ltd.	85,599	6,498
	Pan-United Corp. Ltd.	11,800	10,144
	Propnex Ltd.	24,200	41,656
	Q&M Dental Group Singapore Ltd.	29,700	12,201
	QAF Ltd.	16,600	11,420
	Raffles Medical Group Ltd.	85,287	64,896
	Riverstone Holdings Ltd.	50,900	35,188
	SATS Ltd.	63,400	166,501
	SBS Transit Ltd.	8,500	20,815
	Seatrium Ltd.	181,300	302,451
	Sheng Siong Group Ltd.	66,800	119,021
	SIA Engineering Co. Ltd.	22,600	61,308
	Singapore Land Group Ltd.	16,800	39,759
	Singapore Post Ltd.	134,500	43,452
	Stamford Land Corp. Ltd.	40,485	15,558
	StarHub Ltd.	68,000	60,580
	Straits Trading Co. Ltd.	17,719	22,871
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	15,707
	Tuan Sing Holdings Ltd.	53,212	14,121
	UMS Integration Ltd.	44,262	50,266
	UOB-Kay Hian Holdings Ltd.	50,000	93,999
	UOL Group Ltd.	37,200	227,263
	Valuetronics Holdings Ltd.	29,800	19,564
	Venture Corp. Ltd.	22,700	259,774
	Vicom Ltd.	8,800	10,746
	Wing Tai Holdings Ltd.	50,670	55,695
	Yeo Hiap Seng Ltd.	2,538	1,181
TOTAL SINGAPORE			4,297,080
SPAIN — (2.3%)
	Acciona SA	1,987	439,807
	Acerinox SA	18,875	243,069

82

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Aedas Homes SA	1,068	$26,212
	Almirall SA	11,997	172,667
#*	Amper SA	288,666	48,186
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	85,722
	Audax Renovables SA	22,690	36,115
	Azkoyen SA	2,184	22,206
	Bankinter SA	43,214	651,418
	CIE Automotive SA	8,549	286,707
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	127,863
	Corp. ACCIONA Energias Renovables SA	2,173	59,781
*	Distribuidora Internacional de Alimentacion SA	2,246	74,049
	Ebro Foods SA	7,810	159,179
*	eDreams ODIGEO SA	6,147	51,447
	Elecnor SA	5,450	177,786
	Enagas SA	26,312	417,560
#	Ence Energia y Celulosa SA	13,122	40,076
*	Ercros SA	14,096	52,019
	Faes Farma SA	40,443	208,163
	Fluidra SA	9,216	266,752
#Ω	Gestamp Automocion SA	23,515	90,988
Ω	Global Dominion Access SA	6,257	22,929
*	Grenergy Renovables SA	2,130	183,637
	Grifols SA	22,700	294,144
	Grupo Catalana Occidente SA	5,499	313,758
	Grupo Empresarial San Jose SA	2,273	18,396
	Iberpapel Gestion SA (IBG SM)	982	22,541
	Indra Sistemas SA	15,608	863,394
	Laboratorio Reig Jofre SA	1,789	6,008
	Laboratorios Farmaceuticos Rovi SA	3,229	227,661
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	67,369
	Logista Integral SA	7,624	254,087
		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	59,886	$264,477
	Melia Hotels International SA	13,608	112,607
	Miquel y Costas & Miquel SA	3,439	52,702
Ω	Neinor Homes SA	4,984	99,102
*	Nueva Expresion Textil SA	22,292	19,309
*	Obrascon Huarte Lain SA	34,077	17,873
	Pharma Mar SA	2,005	169,514
	Prim SA	846	13,501
*	Promotora de Informaciones SA, Class A	21,413	9,378
Ω	Prosegur Cash SA	59,234	48,469
	Realia Business SA	40,885	48,817
	Redeia Corp. SA	21,948	395,105
	Sacyr SA	57,897	254,689
*	Solaria Energia y Medio Ambiente SA	6,205	107,302
#*††	Soltec Power Holdings SA	2,859	989
#*Ω	Talgo SA	10,483	32,284
*	Tecnicas Reunidas SA	7,176	256,843
#	Tubacex SA	17,770	67,691
Ω	Unicaja Banco SA	190,239	513,608
	Vidrala SA	2,695	256,715
	Viscofan SA	5,019	311,921
*	Vocento SA	10,365	7,643
TOTAL SPAIN			9,072,235
SWEDEN — (2.8%)
Ω	AcadeMedia AB	12,500	138,039
	AddLife AB, Class B	14,907	322,045
	Addnode Group AB	14,839	172,698
	AFRY AB	13,027	223,479
Ω	Alimak Group AB	9,300	137,391
	Alleima AB	20,812	179,738
	Alligo AB, Class B	3,336	41,624
Ω	Ambea AB	15,686	211,495
*	Annehem Fastigheter AB, Class B	4,374	8,596
	AQ Group AB	8,425	173,626
	Arise AB	2,664	8,410
#	Arjo AB, Class B	28,363	90,003
Ω	Attendo AB	23,905	202,825
*	Balco Group AB	780	1,591
	Beijer Alma AB	5,922	180,774
	Bergman & Beving AB	4,898	172,890
	Betsson AB, Class B	8,591	133,887

83

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Better Collective AS	3,617	$44,378
*	BHG Group AB	34,784	104,981
	Bilia AB, Class A	9,569	133,969
	Billerud Aktiebolag	10,044	92,941
	BioGaia AB, Class B	6,605	69,773
*	BioInvent International AB	7,181	23,919
*	Bonava AB, Class B	29,853	34,852
*Ω	Boozt AB	5,306	57,362
Ω	Bravida Holding AB	4,549	38,449
	BTS Group AB, Class B	760	15,113
	Bufab AB	16,645	182,943
	Bulten AB	1,365	7,002
	Bure Equity AB	3,785	110,853
	Byggmax Group AB	8,034	40,868
	Catella AB	6,126	20,010
*	Cavotec Group AB	3,590	5,777
	Cellavision AB	2,319	43,949
	Cibus Nordic Real Estate AB publ	6,346	109,988
*	Cint Group AB	33,048	12,552
	Clas Ohlson AB, Class B	7,761	283,034
	Cloetta AB, Class B	35,878	133,612
	Coinshares International Ltd.	3,030	53,377
Ω	Coor Service Management Holding AB	11,573	56,829
	Corem Property Group AB (COREB SS), Class B	40,500	16,470
	Corem Property Group AB (CORED SS), Class D	1,514	38,184
	CTT Systems AB	1,396	27,767
	Dios Fastigheter AB	16,804	114,520
Ω	Dometic Group AB	24,081	117,708
*Ω	Dustin Group AB	107,256	23,179
*	Dynavox Group AB	13,348	137,336
	Eastnine AB	12,380	65,187
	Elanders AB, Class B	2,467	16,439
*	Electrolux AB, Class B	8,607	55,539
	Electrolux Professional AB, Class B	22,887	158,961
	Elekta AB, Class B	26,643	135,421
*	Eltel AB	2,122	2,000
*	Enea AB	2,398	17,561
#	Engcon AB	2,420	20,947
#	Eolus AB, Class B	1,951	8,963
		Shares	Value»
SWEDEN — (Continued)
	Ependion AB	3,083	$39,804
	Ework Group AB	1,919	19,236
	Fagerhult Group AB	9,325	45,318
	Fasadgruppen Group AB	1,014	3,183
*	Fastighets AB Trianon	3,524	7,504
*	Fastighetsbolaget Emilshus AB, Class B	530	3,255
#	FastPartner AB (FPARA SS), Class A	7,836	41,435
	Fenix Outdoor International AG	523	28,853
*	Ferronordic AB	734	3,404
	FormPipe Software AB	2,655	7,075
	G5 Entertainment AB	858	8,497
*	GARO AB	263	495
	Granges AB	13,482	197,280
*Ω	Green Landscaping Group AB	965	4,746
	Hanza AB	4,490	61,979
	Heba Fastighets AB, Class B	11,429	39,325
	Hemnet Group AB	5,391	117,662
*	HMS Networks AB	1,198	66,499
Ω	Hoist Finance AB	9,784	101,960
	Hufvudstaden AB, Class A	1,203	15,989
	Humana AB	7,849	39,978
	Instalco AB	18,294	46,355
*	International Petroleum Corp. (IPCO CN)	614	9,760
#*	International Petroleum Corp. (IPCO SS)	10,960	170,564
	INVISIO AB	3,226	102,579
	Inwido AB	6,754	101,534
*	ITAB Shop Concept AB	3,409	7,190
	JM AB	8,467	120,545
*	John Mattson Fastighetsforetagen AB	2,266	15,879
	Kabe Group AB, Class B	409	9,809
*	Karnell Group AB	1,603	10,946
*	Karnov Group AB	6,123	72,249
#*	K-fast Holding AB	9,722	14,938
*	Klarabo Sverige AB, Class B	14,295	23,436

84

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	4,178	$53,328
	Lime Technologies AB	1,571	59,074
#	Lindab International AB	12,632	302,187
*	Maha Capital AB	6,730	6,369
*	Medcap AB	2,076	132,944
	MEKO AB	6,042	48,873
	Midsona AB, Class B	2,500	2,161
	MIPS AB	2,438	87,294
*	Modern Times Group MTG AB, Class B	17,794	239,195
	Momentum Group AB	4,931	84,451
*	NCAB Group AB	16,504	101,444
	NCC AB, Class B	12,373	282,054
	Nederman Holding AB	2,831	48,027
*	Net Insight AB, Class B	41,507	16,619
	New Wave Group AB, Class B	11,290	133,060
	Nilorngruppen AB, Class B	954	6,222
*	Nobia AB	59,716	28,087
	Nolato AB, Class B	22,976	152,052
*	Norion Bank AB	8,935	66,572
	Note AB	1,939	38,498
#	NP3 Fastigheter AB	4,244	115,531
	Nyfosa AB	24,501	208,415
	OEM International AB, Class B	8,880	144,423
#*	Orron Energy AB	27,733	12,767
*	Ovzon AB	15,652	53,531
	Peab AB, Class B	20,885	169,024
	Platzer Fastigheter Holding AB, Class B	6,591	50,597
*	Pricer AB, Class B	41,621	19,697
	Proact IT Group AB	2,325	25,247
	Ratos AB, Class B	31,729	128,360
	RaySearch Laboratories AB	5,421	127,246
	Rejlers AB	1,542	32,256
*	Rottneros AB	14,228	4,077
	Rvrc Holding AB	8,199	56,075
*	Samhallsbyggnadsbolaget i Norden AB	78,803	43,262
*	Samhallsbyggnadsbolaget i Norden AB, Class D	22,897	23,629
	Scandi Standard AB	5,934	61,455
Ω	Scandic Hotels Group AB	29,182	283,648
		Shares	Value»
SWEDEN — (Continued)
#*	Sdiptech AB, Class B	3,524	$70,157
*Ω	Sinch AB	18,418	66,695
	SinterCast AB	685	7,885
	SkiStar AB	4,670	77,980
	Solid Forsakring AB	1,512	12,300
*	Stendorren Fastigheter AB	2,374	49,211
*	Stillfront Group AB	50,717	34,409
	Storskogen Group AB, Class B	195,841	202,354
	Synsam AB	4,750	30,057
#	Systemair AB	12,291	101,048
	TF Bank AB	3,374	65,772
*	Tobii AB	20,318	3,753
	Troax Group AB	5,379	81,535
	Truecaller AB, Class B	21,395	63,774
	VBG Group AB, Class B	4,057	154,288
*	Vestum AB	21,461	19,637
#*	Viaplay Group AB	47,184	4,966
*	Vimian Group AB	6,780	21,421
	Vitec Software Group AB, Class B	3,155	110,113
	Vitrolife AB	2,891	44,619
	Volati AB	1,959	22,093
	XANO Industri AB, Class B	1,571	10,309
#*	XSpray Pharma AB	2,567	6,899
TOTAL SWEDEN			11,300,111
SWITZERLAND — (7.3%)
	Accelleron Industries AG (ACLN SW)	12,678	1,039,227
	Adecco Group AG	19,554	545,212
	Allreal Holding AG	2,145	512,674
	ALSO Holding AG	536	154,010
*	ams-OSRAM AG	7,876	108,988
	APG SGA SA	211	55,598
	Arbonia AG	6,387	40,387
*	Aryzta AG	3,799	243,597
	Ascom Holding AG	5,945	26,448
	Autoneum Holding AG	491	97,675
	Avolta AG	8,278	436,367
	Baloise Holding AG	4,012	996,344
	Banque Cantonale de Geneve	3,730	115,631
	Banque Cantonale Vaudoise	1,443	167,542
#	Barry Callebaut AG	205	266,508

85

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica Ag Allschwil	586	$33,940
	Belimo Holding AG	1,399	1,509,443
	Bell Food Group AG	344	98,701
	Bellevue Group AG	1,225	13,114
	Berner Kantonalbank AG	606	197,419
	BKW AG	1,426	319,149
	Bossard Holding AG, Class A	869	188,837
	Bucher Industries AG	956	424,201
	Burckhardt Compression Holding AG	467	322,999
	Burkhalter Holding AG	331	58,780
	Bystronic AG	206	76,564
	Calida Holding AG	61	1,032
*	Carlo Gavazzi Holding AG	62	12,297
	Cembra Money Bank AG	4,341	496,406
	Cham Swiss Properties AG	498	14,472
*	Cicor Technologies Ltd.	430	118,253
	Cie Financiere Tradition SA	477	180,621
#	Clariant AG	26,539	237,951
	Coltene Holding AG	373	21,021
	COSMO Pharmaceuticals NV	1,722	144,923
	CPH Group AG	351	30,564
	Daetwyler Holding AG	888	163,748
	DKSH Holding AG	4,476	312,137
#*	DocMorris AG	3,992	27,481
	dormakaba Holding AG	3,530	301,521
	EFG International AG	17,150	357,627
	Emmi AG	291	258,573
#*	Feintool International Holding AG	549	6,485
	Flughafen Zurich AG	2,650	782,772
	Forbo Holding AG	111	101,988
	Fundamenta Real Estate AG	3,625	77,739
Ω	Galenica AG	6,980	752,246
#*	GAM Holding AG	11,357	2,520
	Georg Fischer AG	11,602	819,210
		Shares	Value»
SWITZERLAND — (Continued)
	Glarner Kantonalbank	419	$10,727
#*	Gurit Holding AG, Class BR	550	7,158
	Helvetia Holding AG	2,976	731,289
	Hiag Immobilien Holding AG	563	77,433
	Huber & Suhner AG	2,430	445,046
	Hypothekarbank Lenzburg AG	9	44,767
	Implenia AG	2,143	170,048
	Inficon Holding AG	3,430	411,492
	Interroll Holding AG	83	256,130
	Intershop Holding AG	820	160,738
	Investis Holding SA	420	68,639
	IVF Hartmann Holding AG	61	10,470
	Jungfraubahn Holding AG	792	232,824
	Kardex Holding AG	936	352,068
*	Komax Holding AG	457	37,657
#*	Kudelski SA	6,965	11,191
	Landis & Gyr Group AG	2,688	194,731
	Lastminute.com NV	626	10,134
*	LEM Holding SA	81	46,000
	Liechtensteinische Landesbank AG	1,746	171,769
	Luzerner Kantonalbank AG	2,543	258,692
Ω	Medacta Group SA	1,084	200,847
Ω	Medmix AG	1,720	19,757
	Meier Tobler Group AG	348	17,079
	Metall Zug AG, Class B	32	29,569
	Mikron Holding AG	1,746	46,430
	Mobilezone Holding AG	5,769	86,221
	Mobimo Holding AG	1,015	430,240
*Ω	Montana Aerospace AG	2,568	101,813
	Naturenergie Holding AG	2,801	115,516
	Novavest Real Estate AG	789	39,061
	OC Oerlikon Corp. AG Pfaffikon	20,076	71,792
	Orell Fuessli AG	108	15,234
#*	Orior AG	654	11,045
*	Peach Property Group AG	2,652	20,311
	Phoenix Mecano AG	95	51,780

86

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Plazza AG, Class A	145	$71,838
*Ω	PolyPeptide Group AG	979	31,706
	PSP Swiss Property AG	6,211	1,074,277
	Rieter Holding AG	9,594	40,972
	Romande Energie Holding SA	1,575	84,710
	Schweiter Technologies AG	122	42,141
*Ω	Sensirion Holding AG	399	28,593
	SFS Group AG	2,453	332,668
	Siegfried Holding AG	5,700	549,820
	SIG Group AG	25,557	285,746
*	Softwareone Holding AG	10,232	104,438
	St. Galler Kantonalbank AG	393	249,287
	Stadler Rail AG	4,427	108,557
	Sulzer AG	2,945	492,183
	Sunrise Communications AG, Class A	3,606	197,653
	Swatch Group AG (UHR SW)	2,237	467,503
#	Swatch Group AG (UHRN SW)	3,828	162,310
	Swiss Prime Site AG	9,423	1,339,413
	Swissquote Group Holding SA	2,390	1,518,468
	Tecan Group AG	763	139,334
	Temenos AG	8,165	770,924
	Thurgauer Kantonalbank	118	22,877
	TX Group AG	513	129,564
*	u-blox Holding AG	983	164,414
	Valiant Holding AG	2,513	413,622
#	Varia U.S. Properties AG	834	20,141
Ω	VAT Group AG	274	119,743
	Vaudoise Assurances Holding SA	160	122,878
	Vetropack Holding AG	1,753	46,757
	Vontobel Holding AG	4,050	307,108
	VP Bank AG, Class A	427	42,833
	VZ Holding AG	2,147	419,412
#	V-ZUG Holding AG	260	13,403
	Walliser Kantonalbank	485	77,802
	Warteck Invest AG	35	84,420
		Shares	Value»
SWITZERLAND — (Continued)
	Ypsomed Holding AG	719	$282,312
	Zehnder Group AG	848	74,723
	Zug Estates Holding AG, Class B	41	109,014
	Zuger Kantonalbank	19	207,258
TOTAL SWITZERLAND			28,987,462
UNITED KINGDOM — (11.6%)
	4imprint Group PLC	3,540	155,026
	Aberdeen Group PLC	158,796	423,514
*	Accesso Technology Group PLC	3,718	17,324
	Advanced Medical Solutions Group PLC	19,397	54,802
	AG Barr PLC	8,935	78,536
	AJ Bell PLC	63,879	450,972
Ω	Alfa Financial Software Holdings PLC	12,585	37,488
	Anglo-Eastern Plantations PLC	3,206	58,974
*	AO World PLC	29,565	41,347
	Ashmore Group PLC	60,983	150,556
#	Ashtead Technology Holdings PLC	9,541	41,065
#*	ASOS PLC	3,183	10,652
	Atalaya Mining Copper SA	8,373	75,309
*	Auction Technology Group PLC	7,425	30,153
	B&M European Value Retail SA	36,966	87,284
	Babcock International Group PLC	64,475	1,029,603
Ω	Bakkavor Group PLC	52,189	152,106
	Balfour Beatty PLC	80,013	707,161
	Barratt Redrow PLC	102,244	505,952
	Beazley PLC	38,950	476,506
	Begbies Traynor Group PLC	6,119	9,004
	Bellway PLC	22,114	763,220
	Berkeley Group Holdings PLC	7,671	406,369
	Bloomsbury Publishing PLC	14,973	98,246
	Bodycote PLC	22,425	181,814
#*	boohoo Group PLC	114,743	18,087
	Breedon Group PLC	29,120	131,816

87

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Bridgepoint Group PLC	4,286	$16,975
#	Brooks Macdonald Group PLC	1,728	39,606
*	Burberry Group PLC	34,824	566,853
	Burford Capital Ltd.	40,048	393,421
	Bytes Technology Group PLC (BYIT LN)	31,641	154,202
	C&C Group PLC	46,348	83,271
*	Canal & SA	66,518	209,324
*	Capita PLC	16,242	66,960
	Capital Ltd.	18,600	29,318
*	Capricorn Energy PLC	15,872	41,694
	Card Factory PLC	36,595	49,734
	Castings PLC	4,744	15,182
	Central Asia Metals PLC	23,942	50,073
	Chemring Group PLC	35,709	269,184
	Chesnara PLC	38,493	139,095
	Clarkson PLC	4,093	195,090
*	Close Brothers Group PLC	20,450	112,805
Ω	CMC Markets PLC	20,029	56,668
	Coats Group PLC	226,657	243,576
	Cohort PLC	1,455	25,698
	Computacenter PLC	10,177	383,498
	Conduit Holdings Ltd.	2,750	12,248
Ω	Convatec Group PLC	115,868	372,120
	Costain Group PLC	37,342	75,306
	Cranswick PLC	7,370	478,127
	Crest Nicholson Holdings PLC	39,673	86,254
	Croda International PLC	9,603	364,540
	Currys PLC	162,568	300,069
	CVS Group PLC	7,474	121,925
#	DCC PLC	7,945	523,409
*	DFS Furniture PLC	28,727	60,140
	DiscoverIE Group PLC	13,083	100,059
	Diversified Energy Co. PLC (DEC LN)	5,748	72,543
	Domino's Pizza Group PLC	54,669	139,812
	dotdigital group PLC	39,655	35,464
	Dr. Martens PLC	59,425	71,082
	Drax Group PLC	56,007	530,816
	Dunelm Group PLC	22,816	335,092
		Shares	Value»
UNITED KINGDOM — (Continued)
	easyJet PLC	28,834	$183,580
	Ecora Resources PLC	27,228	34,356
*	EKF Diagnostics Holdings PLC	40,219	13,942
	Elementis PLC	93,313	201,703
	Energean PLC	15,023	190,396
	EnQuest PLC	368,832	58,961
	Essentra PLC	27,960	35,760
	FDM Group Holdings PLC	12,308	19,450
	Fevara PLC	3,571	5,675
	Firstgroup PLC	130,935	361,689
Ω	Forterra PLC	26,491	63,393
	Foxtons Group PLC	63,052	45,570
*	Frasers Group PLC	19,915	191,181
*	Frontier Developments PLC	2,549	17,468
	Fuller Smith & Turner PLC, Class A	5,788	46,858
*Ω	Funding Circle Holdings PLC	26,177	45,510
	Future PLC	11,695	94,301
	Galliford Try Holdings PLC	19,567	133,551
	Games Workshop Group PLC	4,757	996,155
*	Gaming Realms PLC	21,915	11,852
	Gamma Communications PLC	10,921	142,578
	GB Group PLC	26,873	83,185
*	Genel Energy PLC	20,214	17,060
	Genuit Group PLC	52,378	254,659
*	Georgia Capital PLC	6,426	218,680
	Gooch & Housego PLC	2,118	16,024
	Goodwin PLC	172	49,087
	Grafton Group PLC, CDI	30,552	382,040
	Grainger PLC	102,954	253,664
	Greencore Group PLC	94,282	295,344
	Greggs PLC	8,546	181,135
	Gulf Keystone Petroleum Ltd.	47,620	113,357
*	Gulf Marine Services PLC	6,061	1,339
*Ω	Gym Group PLC	22,995	42,033
	Halfords Group PLC	37,620	73,906
	Harbour Energy PLC	78,816	233,295
	Hargreaves Services PLC	1,423	12,271

88

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Harworth Group PLC	24,301	$52,360
	Hays PLC	71,088	55,202
*	Headlam Group PLC	13,204	8,910
	Helical PLC	1,868	5,120
*	Helios Towers PLC	123,562	242,988
	Henry Boot PLC	13,323	38,747
	Hikma Pharmaceuticals PLC	13,339	322,664
	Hill & Smith PLC	13,237	374,567
	Hilton Food Group PLC	9,754	82,484
	Hiscox Ltd.	40,810	737,779
	Hochschild Mining PLC	68,954	299,742
	Hollywood Bowl Group PLC	23,602	83,619
Ω	Hostelworld Group PLC	3,800	6,345
	Howden Joinery Group PLC	45,840	520,644
	Hunting PLC	21,793	97,867
Ω	Ibstock PLC	46,814	84,098
	ICG PLC	10,036	254,953
	IDOX PLC	36,392	33,741
	IG Group Holdings PLC	40,370	590,919
	IMI PLC	16,727	525,880
	Impax Asset Management Group PLC	5,042	12,639
	Inchcape PLC	58,796	590,009
*	Indivior PLC	2,073	60,884
	IntegraFin Holdings PLC	21,537	102,571
	International Personal Finance PLC	40,760	109,525
	International Workplace Group PLC	116,707	347,332
	Investec PLC	26,665	200,778
	iomart Group PLC	16,597	5,559
*	IP Group PLC	129,231	102,701
	Ithaca Energy PLC	13,903	39,823
	ITV PLC	567,619	519,573
	J D Wetherspoon PLC	13,350	113,259
*	James Fisher & Sons PLC	6,723	35,135
#	James Halstead PLC	42,326	77,624
	JD Sports Fashion PLC	116,844	143,179
	JET2 PLC	18,252	318,733
		Shares	Value»
UNITED KINGDOM — (Continued)
*	John Wood Group PLC	73,731	$17,861
	Johnson Matthey PLC	16,592	464,680
	Johnson Service Group PLC	68,407	121,816
	Jupiter Fund Management PLC	65,869	131,855
	Just Group PLC	152,125	424,669
	Kainos Group PLC	8,664	107,510
	Keller Group PLC	11,585	241,662
	Kier Group PLC	96,324	274,085
	Kingfisher PLC	130,846	530,656
	Kitwave Group PLC	3,322	9,377
	Knights Group Holdings PLC	5,278	11,670
	Lancashire Holdings Ltd.	35,221	309,283
	Lion Finance Group PLC	6,114	643,644
	Liontrust Asset Management PLC	9,051	36,970
	London Investment Group PLC	2,089	10,310
	LSL Property Services PLC	9,596	32,175
Ω	Luceco PLC	8,203	14,216
	M&C Saatchi PLC	3,423	6,126
	M&G PLC	77,701	269,014
	Macfarlane Group PLC	19,165	17,533
	Man Group PLC	194,764	538,096
	Marshalls PLC	14,797	32,823
*	Marston's PLC	104,647	62,992
	McBride PLC	30,429	46,898
	Me Group International PLC	40,883	101,189
	Mears Group PLC	18,054	84,149
*	Metro Bank Holdings PLC	24,939	38,380
	Midwich Group PLC	8,466	19,142
*	Mitchells & Butlers PLC	57,716	184,564
	Mitie Group PLC	182,589	394,933
	MJ Gleeson PLC	7,302	35,407
	Mondi PLC	37,428	418,364
	MONY Group PLC	72,167	184,046
	Moonpig Group PLC	43,083	121,423
	Morgan Advanced Materials PLC	34,605	92,801
	Morgan Sindall Group PLC	6,870	419,755

89

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings Ltd.	4,749	$43,536
	Mountview Estates PLC	77	9,691
	MP Evans Group PLC	5,183	91,944
	NCC Group PLC	43,338	85,240
	Next 15 Group PLC	9,568	51,975
	Nichols PLC	1,407	19,133
	Ninety One PLC	59,361	180,449
	Norcros PLC	7,961	31,370
*	Ocado Group PLC	41,521	119,582
Ω	On the Beach Group PLC	18,670	52,153
	OSB Group PLC	57,929	410,599
	Pagegroup PLC	38,658	119,993
	Pan African Resources PLC	428,330	470,641
	Paragon Banking Group PLC	33,407	364,350
	PayPoint PLC	9,568	87,585
	Pennon Group PLC	56,781	386,973
	Persimmon PLC	34,159	542,893
	Pets at Home Group PLC	62,931	177,272
	Pharos Energy PLC	20,801	5,632
*	Phoenix Spree Deutschland Ltd.	8,962	19,619
*	Pinewood Technologies Group PLC	13,091	63,360
	Playtech PLC	42,562	147,310
	Plus500 Ltd.	16,473	685,432
	Polar Capital Holdings PLC	10,376	78,221
	Pollen Street Group Ltd.	1,118	13,015
	Porvair PLC	3,538	35,648
	PPHE Hotel Group Ltd.	849	15,963
	Premier Foods PLC	100,223	240,390
*	PureTech Health PLC (PRTC LN)	28,808	50,026
	PZ Cussons PLC	26,682	25,965
	QinetiQ Group PLC	70,252	443,619
Ω	Quilter PLC	232,618	555,387
	Rank Group PLC	24,101	37,578
	Rathbones Group PLC	5,396	126,480
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	38,280
	Record PLC	11,865	9,347
		Shares	Value»
UNITED KINGDOM — (Continued)
	Renew Holdings PLC	9,219	$112,274
	RHI Magnesita NV	1,686	46,525
	Rightmove PLC	54,609	479,492
	Robert Walters PLC	6,706	13,275
	Rotork PLC	123,367	555,380
	RS Group PLC	37,664	275,658
	RWS Holdings PLC	19,833	20,173
	S&U PLC	1,186	27,784
#	S4 Capital PLC	24,198	7,505
Ω	Sabre Insurance Group PLC	36,053	63,481
*	Saga PLC	10,855	38,009
*	Savannah Energy PLC	107,834	9,879
	Savills PLC	18,326	242,849
	Senior PLC	59,262	148,437
	Serco Group PLC	147,642	492,676
	Serica Energy PLC	30,512	87,206
*	SIG PLC	100,181	11,869
*	Sigmaroc PLC	70,928	107,707
	Smiths News PLC	41,443	33,205
	Softcat PLC	16,254	342,496
*	SolGold PLC	101,626	23,474
	Spectris PLC	2,063	111,294
	Speedy Hire PLC	89,137	32,283
	Spirax Group PLC	2,717	253,422
Ω	Spire Healthcare Group PLC	38,601	119,010
	SSP Group PLC	87,707	177,258
	St. James's Place PLC	2,995	51,101
	SThree PLC	17,971	37,173
*	Strix Group PLC	17,224	7,556
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	4,425
	Tate & Lyle PLC	52,039	264,195
	Taylor Wimpey PLC	327,708	453,299
	TBC Bank Group PLC	6,722	385,118
	Telecom Plus PLC	8,571	199,921
	Topps Tiles PLC	21,096	9,554
	TP ICAP Group PLC	127,002	438,025
*Ω	Trainline PLC	18,585	61,350
	Travis Perkins PLC	33,001	272,849
	Treatt PLC	1,767	5,593
	Tribal Group PLC	5,915	5,001
	Trifast PLC	13,605	13,577
	TT Electronics PLC	37,226	75,486
#*	Tullow Oil PLC	238,014	30,723
	Ultimate Products PLC	4,833	3,933
*	Vanquis Banking Group PLC	43,840	65,662

90

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	37,928	$31,224
	Vesuvius PLC	33,003	162,863
	Victrex PLC	10,081	85,662
*	Videndum PLC	9,739	5,127
*	Vistry Group PLC	40,509	343,138
#	Volex PLC	16,946	83,493
	Volution Group PLC	27,412	236,742
	Vp PLC	3,850	28,796
*Ω	Watches of Switzerland Group PLC	25,349	130,841
*	Watkin Jones PLC	29,876	11,213
	WH Smith PLC	15,052	133,707
	Whitbread PLC	11,547	439,597
	Wickes Group PLC	43,591	126,829
	Wilmington PLC	6,879	28,102
#	WPP PLC (WPP US), Sponsored ADR	4,257	80,755
*	Xaar PLC	10,372	17,268
	XPS Pensions Group PLC	28,163	124,754
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	37,442
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	23,636
	Zigup PLC	33,311	151,755
	Zotefoams PLC	3,070	18,483
TOTAL UNITED KINGDOM			46,138,394
UNITED STATES — (0.3%)
*	ADTRAN Holdings, Inc.	3,025	31,318
	MEG Energy Corp.	28,601	605,239
	Royal Gold, Inc.	2,229	389,661
TOTAL UNITED STATES			1,026,218
TOTAL COMMON STOCKS			374,984,883
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Draegerwerk AG & Co. KGaA, 2.796%	1,245	104,913
	Einhell Germany AG, 1.843%	762	72,266
	FUCHS SE, 3.020%	9,860	441,378
	Jungheinrich AG, 2.591%	6,075	217,109
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE, 5.552%	9,419	$374,250
	Sixt SE, 4.946%	2,482	157,680
	STO SE & Co. KGaA, 2.782%	368	50,590
	Villeroy & Boch AG, 5.438%	1,074	20,491
TOTAL GERMANY			1,438,677
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,997	0
*	Silver Mines Ltd. Warrants 06/17/26	4,488	148
TOTAL AUSTRALIA			148
GERMANY — (0.0%)
#*	BayWa AG Rights 11/10/2025	370	635
ITALY — (0.0%)
#*	Geox SpA Warrants 09/30/2026	3,525	232
#*	Webuild SpA Warrants 08/02/2030	1,925	0
TOTAL ITALY			232
SPAIN — (0.0%)
*	Vidrala SA Rights 11/17/2025	2,695	12,736
SWITZERLAND — (0.0%)
*	Fundamenta Real Estate AG Rights 11/03/2025	3,625	161
TOTAL RIGHTS/WARRANTS			13,912
TOTAL INVESTMENT SECURITIES (Cost $307,567,464)			376,437,472

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	1,711,732	19,799,599
TOTAL INVESTMENTS — (100.0%)
(Cost $327,367,063)			$396,237,071

91

Dimensional VA International Small Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $13,811,531 or 3.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$245,376	$24,384,476	$23,058	$24,652,910
Austria	—	5,768,392	—	5,768,392
Belgium	56,164	5,462,517	—	5,518,681
Brazil	—	99,803	—	99,803
Canada	48,248,122	7,879	97	48,256,098
China	734,911	9,248	—	744,159
Denmark	—	9,972,411	—	9,972,411
Finland	—	10,001,703	—	10,001,703
France	—	21,811,738	—	21,811,738
Germany	978,852	23,404,401	—	24,383,253
Hong Kong	—	7,219,669	3,820	7,223,489
Ireland	—	1,068,031	—	1,068,031
Israel	59,315	4,224,971	—	4,284,286
Italy	115,033	14,958,458	—	15,073,491
Japan	—	81,281,722	—	81,281,722
Netherlands	252,505	8,351,819	—	8,604,324
New Zealand	—	1,199,925	—	1,199,925
Norway	81,961	2,879,326	—	2,961,287
Portugal	—	1,257,680	—	1,257,680
Singapore	—	4,297,080	—	4,297,080
Spain	—	9,071,246	989	9,072,235
Sweden	9,760	11,290,351	—	11,300,111
Switzerland	164,414	28,823,048	—	28,987,462
United Kingdom	80,755	46,057,639	—	46,138,394
United States	994,900	31,318	—	1,026,218
Preferred Stocks
Germany	—	1,438,677	—	1,438,677
Rights/Warrants
Australia	—	148	—	148
Germany	—	635	—	635
Italy	—	232	—	232
Spain	—	12,736	—	12,736
Switzerland	—	161	—	161
Securities Lending Collateral	—	19,799,599	—	19,799,599
Total Investments in Securities	$52,022,068	$344,187,039	$27,964˂˃	$396,237,071

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
92

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.155%, 02/10/27	1,700	$1,700,345
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	4.160%, 07/10/26	300	300,164
Federal Home Loan Mortgage Corp., SOFR + 0.115%, FRN
(r)	4.155%, 05/05/27	4,000	3,999,569
TOTAL AGENCY OBLIGATIONS			6,000,078
BONDS — (24.4%)
African Development Bank
	0.875%, 03/23/26	510	503,894
Asian Development Bank
	4.250%, 01/09/26	85	85,014
	0.500%, 02/04/26	366	362,727
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.166%, 06/16/26	569	571,771
Asian Infrastructure Investment Bank
	0.500%, 01/27/26	8,028	7,962,003
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.322%, 04/15/26	3,000	3,001,320
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.816%, 03/18/26	1,400	1,401,884
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.966%, 07/16/27	2,500	2,511,943
(r)	4.966%, 07/16/27	400	401,911
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.097%, 01/18/27	1,100	1,106,604
(r)	5.097%, 01/18/27	1,000	1,006,004
Bank of England Euro Notes
	4.625%, 03/06/26	800	801,685
		Face Amount	Value†
		(000)

	Caisse d'Amortissement de la Dette Sociale
	4.625%, 11/02/25	600	$600,000
Ω	4.000%, 01/25/26	500	499,781
	CDP Financial, Inc.
	4.500%, 02/13/26	700	700,600
	Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.588%, 02/26/27	2,470	2,475,236
	Citibank NA, SOFR + 0.781%, FRN
(r)	4.988%, 05/29/27	3,442	3,466,791
	Commonwealth Bank of Australia, SOFR + 0.460%, FRN
(r)Ω	4.746%, 11/27/26	1,850	1,849,296
	Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.810%, 05/27/27	4,330	4,346,189
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.838%, 08/28/26	3,650	3,659,490
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.436%, 03/11/26	795	798,205
	European Bank for Reconstruction & Development
	0.500%, 01/28/26	700	694,227
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.336%, 09/16/26	200	200,006
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.384%, 04/12/27	1,907	1,908,669
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.466%, 10/04/27	9,500	9,516,050
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.525%, 02/23/27	361	361,419

93

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.474%, 01/12/27	3,500	$3,504,915
International Finance Corp., SOFR + 0.270%, FRN
(r)	4.347%, 07/30/27	7,346	7,350,091
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.689%, 04/29/26	1,000	1,001,954
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.186%, 12/08/26	500	503,607
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.162%, 06/17/26	200	200,908
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26	2,200	2,183,807
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.500%, 01/26/26	2,045	2,046,257
	4.875%, 03/09/26	1,619	1,623,151
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27	250	250,757
Oesterreichische Kontrollbank AG
	4.625%, 11/03/25	159	159,000
OMERS Finance Trust
	1.100%, 03/26/26	9,750	9,635,762
Province of Ontario
	0.625%, 01/21/26	4,400	4,366,580
Province of Quebec
	2.500%, 04/20/26	2,500	2,482,282
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26	1,000	1,005,790
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.408%, 06/15/26	650	654,303
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27	1,750	1,750,648
	Face Amount	Value†
	(000)

Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.505%, 04/28/27	2,762	$2,771,743
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.236%, 12/11/26	300	303,127
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.706%, 04/16/26	6,000	6,005,346
Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.747%, 10/20/26	2,900	2,904,890
TOTAL BONDS		101,497,637
U.S. TREASURY OBLIGATIONS — (20.5%)
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 3.864%, 01/31/27	1,000	998,941
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 3.916%, 04/30/26	12,800	12,797,516
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 3.926%, 04/30/27	32,250	32,240,760
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 3.948%, 07/31/26	5,800	5,800,013
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r) 3.956%, 10/31/27	11,000	11,001,594
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.011%, 01/31/26	9,000	9,001,288
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 3.925%, 07/31/27	13,750	13,747,216
TOTAL U.S. TREASURY OBLIGATIONS		85,587,328

COMMERCIAL PAPER — (50.6%)
Alphabet, Inc.
Ω	4.144%, 12/05/25	6,000	5,977,182

94

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Apple, Inc.
Ω	4.069%, 11/19/25	3,250	$3,243,349
Australia & New Zealand Banking Group Ltd.
Ω	4.356%, 11/18/25	2,000	1,996,104
BNG Bank NV
Ω	4.074%, 12/19/25	1,000	994,651
Caisse d'Amortissement de la Dette Sociale
Ω	4.263%, 12/05/25	2,000	1,992,404
Caisse des Depots et Consignations
Ω	4.418%, 11/03/25	1,000	999,674
Ω	4.168%, 11/17/25	3,000	2,994,484
Ω	4.324%, 11/26/25	250	249,294
Ω	4.069%, 02/10/26	1,750	1,730,534
CDP Financial, Inc.
Ω	4.436%, 01/28/26	2,200	2,178,453
Cisco Systems, Inc.
Ω	4.039%, 01/30/26	3,000	2,970,865
DBS Bank Ltd.
Ω	4.321%, 11/21/25	2,500	2,494,309
Ω	4.327%, 12/08/25	250	248,964
Ω	4.142%, 01/22/26	800	792,734
Ω	4.144%, 01/22/26	4,000	3,963,671
DNB Bank ASA
Ω	3.938%, 01/26/26	2,000	1,981,242
Equinor ASA
Ω	4.283%, 12/08/25	4,000	3,983,319
Ω	4.254%, 12/08/25	2,250	2,240,617
Ω	4.200%, 12/10/25	4,000	3,982,430
Erste Abwicklungsanstalt
Ω	4.212%, 11/12/25	4,000	3,994,765
Ω	4.135%, 12/04/25	1,000	996,305
Ω	4.090%, 01/26/26	2,500	2,476,468
Ω	4.111%, 01/29/26	4,000	3,961,100
European Investment Bank
	4.151%, 11/17/25	1,500	1,497,251
	3.924%, 02/17/26	6,000	5,928,683
	4.041%, 02/17/26	3,750	3,705,427
Export Development Canada
	4.415%, 11/04/25	3,000	2,998,696
	4.433%, 11/05/25	500	499,728
	4.400%, 11/24/25	5,000	4,987,220
FMS Wertmanagement
Ω	4.132%, 11/03/25	1,000	999,678
Johnson & Johnson
Ω	3.933%, 02/02/26	1,500	1,484,960
Ω	3.940%, 02/02/26	4,000	3,959,893
Kreditanstalt fuer Wiederaufbau
Ω	4.200%, 12/10/25	500	497,872
Ω	4.082%, 12/22/25	2,750	2,734,739
		Face Amount	Value†
		(000)
Ω	4.034%, 12/22/25	725	$720,977
Ω	4.000%, 02/09/26	1,000	989,013
Ω	3.956%, 03/03/26	3,500	3,453,291
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.024%, 01/13/26	3,000	2,975,942
Ω	3.988%, 01/16/26	2,450	2,429,577
Ω	3.964%, 02/10/26	2,500	2,472,460
National Securities Clearing Corp.
Ω	4.187%, 11/14/25	3,950	3,944,011
Ω	3.996%, 01/20/26	2,750	2,725,714
Ω	3.958%, 02/20/26	4,500	4,444,849
Nederlandse Waterschapsbank NV
Ω	4.183%, 11/03/25	4,000	3,998,677
Ω	4.156%, 11/18/25	3,000	2,994,118
Nestle Finance International Ltd.
Ω	4.317%, 11/03/25	4,000	3,998,697
Ω	4.224%, 11/25/25	1,000	997,279
NRW Bank
Ω	4.459%, 11/12/25	500	499,346
Ω	4.469%, 11/12/25	750	749,018
Ω	3.989%, 12/03/25	500	498,244
Ω	4.022%, 03/26/26	800	787,671
Procter & Gamble Co.
Ω	3.994%, 01/23/26	3,500	3,468,558
Ω	3.994%, 01/27/26	2,750	2,724,164
Ω	3.973%, 01/28/26	3,500	3,466,759
Province of Ontario
	4.017%, 02/06/26	5,250	5,194,615
Province of Quebec
Ω	3.977%, 01/06/26	3,000	2,978,350
PSP Capital, Inc.
Ω	4.099%, 12/05/25	4,000	3,984,730
Ω	4.014%, 01/15/26	1,250	1,239,620
Ω	3.973%, 01/20/26	250	247,792
Ω	3.994%, 01/20/26	3,000	2,973,506
Ω	3.971%, 01/23/26	1,750	1,733,993
Ω	3.949%, 02/25/26	1,500	1,480,763
Queensland Treasury Corp.
	4.444%, 12/12/25	250	248,858
	4.496%, 12/12/25	1,200	1,194,520
Sanofi SA
Ω	4.268%, 11/25/25	2,000	1,994,551
Ω	4.300%, 11/25/25	2,000	1,994,551
Ω	4.334%, 11/25/25	2,000	1,994,551
Ω	4.045%, 12/17/25	3,500	3,482,068
Ω	4.317%, 12/29/25	500	496,788
Ω	4.330%, 12/29/25	1,000	993,575
Ω	4.039%, 02/10/26	500	494,506

95

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Siemens Capital Co. LLC
Ω	4.026%, 12/08/25	4,000	$3,983,564
Ω	3.979%, 02/13/26	4,250	4,202,400
Svensk Exportkredit AB
	3.888%, 03/04/26	2,500	2,466,451
	4.023%, 03/11/26	3,500	3,450,469
	3.958%, 03/16/26	4,500	4,433,972
Svenska Handelsbanken AB
Ω	4.348%, 11/17/25	1,650	1,646,896
Toronto-Dominion Bank
Ω	4.241%, 12/09/25	1,500	1,493,488
Ω	4.221%, 12/16/25	4,000	3,979,474
Ω	4.200%, 12/18/25	4,000	3,978,570
Ω	4.072%, 03/02/26	500	493,330
TotalEnergies Capital SA
Ω	4.107%, 11/21/25	4,000	3,990,849
Ω	4.122%, 12/01/25	1,500	1,494,909
Walmart, Inc.
Ω	4.022%, 12/02/25	3,000	2,989,571
Ω	4.034%, 12/02/25	5,000	4,982,619
Ω	3.991%, 12/04/25	575	572,876
TOTAL COMMERCIAL PAPER (Cost $210,969,872)			210,962,205
TOTAL INVESTMENT SECURITIES (Cost $404,043,844)			404,047,248

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (3.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	12,863,951	$12,863,951
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $416,907,807)			$416,911,211
As of October 31, 2025, the value of Rule 144A securities amounted to $184,381,531 or 45.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$6,000,078	—	$6,000,078
Bonds	—	101,497,637	—	101,497,637
U.S. Treasury Obligations	—	85,587,328	—	85,587,328
Commercial Paper	—	210,962,205	—	210,962,205
Temporary Cash Investments	$12,863,951	—	—	12,863,951
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$12,863,951	$404,047,260	—	$416,911,211
See accompanying Notes to Financial Statements.
96

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

			Face Amount^	Value†
			(000)
BONDS — (79.9%)
AUSTRALIA — (9.0%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.816%, 03/18/26		4,646	$4,652,251
(r)	3M Swap + 0.800%, FRN, 4.462%, 02/05/27	AUD	1,100	722,926
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	500	329,626
(r)	3M Swap + 1.200%, FRN, 4.862%, 11/04/27	AUD	1,650	1,093,759
(r)	3M Swap + 0.670%, FRN, 4.250%, 12/15/27	AUD	600	393,683
(r)	3M Swap + 1.060%, FRN, 4.636%, 03/31/28	AUD	500	330,870
(r)Ω	SOFR + 0.620%, FRN, 4.876%, 06/18/28		1,200	1,205,207
(r)	3M Swap + 0.960%, FRN, 4.622%, 02/05/29	AUD	500	330,366
(r)Ω	SOFR + 0.850%, FRN, 5.113%, 12/16/29		500	505,650
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 5.015%, 03/13/26		300	300,564
(r)	3M Swap + 0.700%, FRN, 4.259%, 01/14/27	AUD	1,600	1,050,397
(r)	3M Swap + 0.700%, FRN, 4.193%, 07/22/27	AUD	2,000	1,313,442
(r)	3M Swap + 1.150%, FRN, 4.725%, 01/13/28	AUD	1,500	993,914
(r)Ω	SOFR + 0.810%, FRN, 5.075%, 03/14/30		1,861	1,874,844
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	5.006%, 06/12/28		800	$804,046
National Australia Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.275%, 02/25/27	AUD	500	328,337
(r)	3M Swap + 0.700%, FRN, 4.358%, 05/10/27	AUD	3,000	1,970,398
(r)	3M Swap + 0.700%, FRN, 4.190%, 10/18/27	AUD	2,500	1,641,230
(r)Ω	SOFR + 0.600%, FRN, 4.892%, 10/26/27		900	905,832
(r)	3M Swap + 1.200%, FRN, 4.755%, 11/25/27	AUD	1,000	663,015
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	4,580	3,026,721
(r)Ω	SOFR + 0.650%, FRN, 4.915%, 06/13/28		400	402,072
(r)	3M Swap + 0.900%, FRN, 4.447%, 03/22/29	AUD	1,500	989,066
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 4.203%, 01/25/27	AUD	500	328,194
(r)	3M Swap + 1.230%, FRN, 4.888%, 11/11/27	AUD	1,500	994,788
(r)	3M Swap + 0.980%, FRN, 4.570%, 02/16/28	AUD	500	330,294
(r)	3M Swap + 0.880%, FRN, 4.492%, 05/14/29	AUD	500	329,502
(r)	3M Swap + 0.850%, FRN, 4.398%, 09/19/29	AUD	2,000	1,316,412
#(r)	SOFR + 0.820%, FRN, 5.089%, 07/01/30		2,500	2,523,540
TOTAL AUSTRALIA				31,650,946

97

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
BELGIUM — (2.9%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	100	$108,898
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	9,800	10,138,030
TOTAL BELGIUM				10,246,928
CANADA — (8.5%)
Canada Government Bonds
	4.500%, 11/01/25	CAD	3,000	2,138,640
	4.500%, 02/01/26	CAD	3,200	2,293,103
	0.250%, 03/01/26	CAD	500	354,187
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.776%, 03/15/28	CAD	2,000	1,429,140
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.726%, 09/15/29	CAD	660	470,482
CDP Financial, Inc.
	4.500%, 02/13/26		500	500,429
	3.000%, 04/11/29	EUR	2,560	3,001,892
CPPIB Capital, Inc.
	SOFR + 1.250%, FRN, 5.436%, 03/11/26		600	602,419
(r)Ω	SOFR + 1.250%, FRN, 5.436%, 03/11/26		250	251,008
	3.125%, 06/11/29	EUR	3,737	4,411,324
Province of Alberta
	4.100%, 06/01/29	CAD	2,200	1,644,694
	2.050%, 06/01/30	CAD	500	344,441
Province of British Columbia
	6.500%, 01/15/26		200	200,823
	5.700%, 06/18/29	CAD	2,000	1,573,420
	2.200%, 06/18/30	CAD	500	346,440
Province of Manitoba
	7.750%, 12/22/25	CAD	1,600	1,149,118
	2.050%, 06/02/30	CAD	100	68,798
Province of Ontario
	8.500%, 12/02/25	CAD	100	71,647
	2.700%, 06/02/29	CAD	1,000	713,101
	1.550%, 11/01/29	CAD	700	476,502
	2.050%, 06/02/30	CAD	500	344,305
Province of Quebec
Δ	0.000%, 10/15/29	EUR	2,300	2,403,546
			Face Amount^	Value†
			(000)
CANADA — (Continued)
PSP Capital, Inc.
	3.000%, 11/05/25	CAD	7,100	$5,062,360
TOTAL CANADA				29,851,819
DENMARK — (0.6%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,000	1,045,608
Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	800	929,595
TOTAL DENMARK				1,975,203
FINLAND — (3.4%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	500	579,105
Δ	0.000%, 09/15/30	EUR	700	717,377
Kuntarahoitus OYJ
(r)	SOFR + 1.000%, FRN, 5.102%, 07/15/26		1,900	1,909,234
	2.500%, 08/29/29	EUR	1,199	1,387,698
	2.625%, 12/14/29	EUR	2,686	3,119,086
	3.125%, 07/29/30	EUR	800	948,003
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.872%, 03/19/27		1,025	1,030,081
(r)Ω	SOFR + 0.830%, FRN, 5.048%, 08/28/30		1,800	1,803,613
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	300	348,900
TOTAL FINLAND				11,843,097
FRANCE — (5.1%)
Agence France Locale
	0.200%, 03/20/29	EUR	1,700	1,809,132
Caisse d'Amortissement de la Dette Sociale
	4.000%, 01/25/26		800	799,642
	0.600%, 11/25/29	EUR	1,200	1,280,124
	3.125%, 03/01/30	EUR	1,400	1,648,278
	2.875%, 05/25/30	EUR	2,500	2,911,534
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.409%, 05/03/26		3,200	3,197,922
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	929,753
	2.500%, 05/25/30	EUR	2,100	2,413,545

98

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	L'Oreal SA
	3.375%, 11/23/29	EUR	400	$475,149
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	200	231,620
	3.250%, 09/07/29	EUR	900	1,064,248
	3.375%, 02/05/30	EUR	700	833,015
	Region of Ile de France
	1.375%, 03/14/29	EUR	300	333,063
	Sanofi SA
	1.375%, 03/21/30	EUR	100	109,840
	TOTAL FRANCE			18,036,865
GERMANY — (6.2%)
	Allianz Finance II BV
	3.250%, 12/04/29	EUR	100	118,687
	Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	900	1,031,761
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	336,141
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	200	239,966
	Free & Hanseatic City of Hamburg
	0.010%, 06/03/30	EUR	74	76,255
	Investitionsbank Berlin
	2.500%, 05/20/30	EUR	1,200	1,381,844
Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	1,124	1,187,387
	3.125%, 06/07/30	EUR	900	1,070,960
Land Berlin
	0.100%, 01/18/30	EUR	300	313,845
	2.375%, 06/04/30	EUR	1,846	2,118,999
Landwirtschaftliche Rentenbank
Δ	0.000%, 11/27/29	EUR	62	64,965
	0.050%, 12/18/29	EUR	440	461,287
	LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	100	116,860
	NRW Bank
	0.125%, 02/04/30	EUR	1,300	1,359,728
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	1,200	1,392,404
	1.000%, 02/25/30	EUR	200	217,397
	2.750%, 09/09/30	EUR	700	814,423
	State of Hesse
	0.010%, 03/11/30	EUR	69	71,568
State of Lower Saxony
	2.500%, 01/09/30	EUR	1,278	1,476,378
	0.125%, 01/10/30	EUR	382	400,080
	2.750%, 03/25/30	EUR	658	767,925
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
State of North Rhine-Westphalia
	2.650%, 01/15/30	EUR	2,400	$2,789,334
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,085,562
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	1,808	2,083,965
TOTAL GERMANY				21,977,721
LUXEMBOURG — (2.9%)
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	59,466
	2.625%, 05/07/30	EUR	8,900	10,326,646
TOTAL LUXEMBOURG				10,386,112
NETHERLANDS — (9.7%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.858%, 07/07/28		400	400,718
	2.750%, 06/04/29	EUR	1,900	2,203,644
	3.125%, 01/21/30	EUR	1,600	1,881,096
BNG Bank NV
	0.100%, 01/15/30	EUR	2,100	2,195,972
	2.500%, 05/21/30	EUR	5,567	6,417,921
Cooperatieve Rabobank UA
(r)	SOFR + 0.620%, FRN, 4.838%, 08/28/26		500	501,300
(r)	3M Swap + 0.730%, FRN, 4.233%, 01/27/27	AUD	5,500	3,610,381
(r)	3M Swap + 0.870%, FRN, 4.418%, 02/26/27	AUD	1,200	789,282
(r)	3M Swap + 1.180%, FRN, 4.670%, 01/19/28	AUD	4,000	2,648,999
(r)	3M Swap + 0.750%, FRN, 4.298%, 05/26/28	AUD	500	328,096
(r)	SOFR + 0.590%, FRN, 4.683%, 10/17/28		740	740,636
(r)	3M Swap + 1.150%, FRN, 4.722%, 11/21/28	AUD	1,250	829,497

99

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	3M Swap + 1.030%, FRN, 4.578%, 02/26/29	AUD	500	$330,657
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	2,550	2,978,198
	2.500%, 05/22/30	EUR	5,845	6,739,097
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	1,600	1,656,616
TOTAL NETHERLANDS				34,252,110
NEW ZEALAND — (2.7%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	400	216,457
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	600	342,773
	4.500%, 05/15/30	NZD	13,800	8,305,170
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	1,000	539,645
	4.500%, 05/15/30	NZD	200	119,169
TOTAL NEW ZEALAND				9,523,214
NORWAY — (2.3%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.162%, 06/17/26		2,000	2,009,077
(r)Ω	SOFR + 0.410%, FRN, 4.520%, 04/09/29		6,000	6,007,367
	0.050%, 10/24/29	EUR	150	156,884
TOTAL NORWAY				8,173,328
SINGAPORE — (2.3%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.318%, 02/26/27	AUD	500	328,481
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.676%, 08/20/27		780	780,289
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.290%, 04/16/27	AUD	500	328,226
(r)	3M Swap + 0.650%, FRN, 4.212%, 02/28/28	AUD	1,000	654,889
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
(r)Ω	SOFR + 0.580%, FRN, 4.843%, 04/02/28		4,000	$4,013,148
	SOFR + 0.580%, FRN, 4.843%, 04/02/28		2,000	2,006,574
TOTAL SINGAPORE				8,111,607
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.5%)
African Development Bank
	0.875%, 03/23/26		340	335,929
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.237%, 08/27/26		1,842	1,854,599
(r)	SOFR + 0.300%, FRN, 4.441%, 06/20/28		4,386	4,385,150
	0.025%, 01/31/30	EUR	100	104,270
Asian Infrastructure Investment Bank
	0.500%, 01/27/26		300	297,534
(r)	SOFR + 0.620%, FRN, 4.896%, 08/16/27		3,058	3,076,780
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	300	312,882
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	400	412,924
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.290%, 04/14/26		204	203,965
(r)	SOFR + 0.330%, FRN, 4.590%, 02/20/28		4,240	4,244,065
(r)	SOFR + 0.420%, FRN, 4.513%, 07/22/30		1,400	1,401,857
European Investment Bank
	SOFR + 1.000%, FRN, 5.240%, 05/21/28		6,900	7,013,724

100

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)Ω	SOFR + 1.000%, FRN, 5.240%, 05/21/28		500	$508,510
	0.050%, 01/16/30	EUR	500	524,157
	4.000%, 04/15/30	EUR	1,500	1,847,010
	2.375%, 05/15/30	EUR	300	345,930
European Union
	2.875%, 10/05/29	EUR	1,100	1,292,255
	1.625%, 12/04/29	EUR	8,100	9,071,506
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.336%, 09/16/26		1,000	1,000,030
(r)	SOFR + 0.280%, FRN, 4.384%, 04/12/27		127	127,111
(r)	SOFR + 0.350%, FRN, 4.466%, 10/04/27		2,671	2,675,513
(r)	SOFR + 0.270%, FRN, 4.411%, 03/20/28		1,400	1,399,222
(r)	SOFR + 0.350%, FRN, 4.466%, 10/05/28		4,220	4,223,580
(r)	SOFR + 0.370%, FRN, 4.438%, 08/01/29		500	500,107
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.350%, 06/15/26		1,000	1,000,650
(r)	SOFR + 0.370%, FRN, 4.474%, 01/12/27		1,450	1,452,036
(r)	SOFR + 0.270%, FRN, 4.440%, 06/15/27		1,000	1,000,621
(r)	SOFR + 0.430%, FRN, 4.694%, 08/19/27		1,474	1,479,513
International Development Association
	2.500%, 05/28/30	EUR	670	772,741
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.590%, 08/28/28		4,040	$4,040,547
(r)	SOFR + 0.360%, FRN, 4.596%, 08/28/29		500	499,735
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.290%, 05/12/26		650	652,752
(r)	SOFR + 0.290%, FRN, 4.406%, 10/04/27		300	300,396
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				58,357,601
SWEDEN — (2.4%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
#(r)Ω	4.959%, 06/02/28		2,900	2,912,739
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.069%, 08/03/26		1,330	1,337,701
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 4.878%, 05/28/27		400	401,634
(r)Ω	SOFR + 0.740%, FRN, 4.974%, 05/23/28		1,950	1,961,406
	0.050%, 09/06/28	EUR	200	215,614
Swedbank AB
	4.125%, 11/13/28	EUR	100	120,766
(r)Ω	SOFR + 1.030%, FRN, 5.273%, 11/20/29		1,400	1,416,014
TOTAL SWEDEN				8,365,874
UNITED KINGDOM — (0.2%)
Bank of England Euro Notes
	4.625%, 03/06/26		600	601,264
UNITED STATES — (5.2%)
Alphabet, Inc.
	2.500%, 05/06/29	EUR	1,100	1,267,606
Apple, Inc.
	1.375%, 05/24/29	EUR	150	167,382

101

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.277%, 08/18/26		250	$251,359
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	800	882,673
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.698%, 02/26/28		950	952,705
(r)	SOFR + 0.570%, FRN, 4.839%, 08/13/28		2,000	2,007,531
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	200	212,332
Eli Lilly & Co.
(r)	SOFR + 0.530%, FRN, 4.718%, 10/15/28		1,380	1,385,009
	2.125%, 06/03/30	EUR	1,150	1,299,773
Johnson & Johnson
	2.700%, 02/26/29	EUR	124	144,581
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.689%, 04/29/26		1,300	1,302,541
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.598%, 03/15/28		260	260,244
	1.000%, 02/22/29	EUR	100	110,156
Merck & Co., Inc., SOFR + 0.460%, FRN
#(r)	4.636%, 09/15/27		1,441	1,449,356
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.236%, 10/30/26		500	503,475
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.813%, 05/20/27		500	501,513
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	100	110,508
	3.500%, 01/17/30	EUR	100	119,885
	1.500%, 04/01/30	EUR	400	443,960
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	200	209,399
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	100	118,635
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.007%, 11/13/26		600	602,926
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Sanofi SA
(r)	SOFR + 0.540%, FRN, 4.601%, 11/03/28		1,950	$1,957,699
	2.625%, 06/23/29	EUR	300	347,536
State Street Corp., SOFR + 0.640%, FRN
(r)	4.723%, 10/22/27		560	561,541
Visa, Inc.
	2.000%, 06/15/29	EUR	900	1,019,466
TOTAL UNITED STATES				18,189,791
TOTAL BONDS				281,543,480
U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.011%, 01/31/26		3,700	3,700,529
(r)	3M USTMMR + 0.160%, FRN, 3.926%, 04/30/27		2,500	2,499,284
TOTAL U.S. TREASURY OBLIGATIONS				6,199,813
COMMERCIAL PAPER — (9.4%)
CANADA — (3.9%)
PSP Capital, Inc.
Ω	4.422%, 11/04/25		2,500	2,498,911
Ω	4.027%, 02/04/26		2,500	2,473,880
Toronto-Dominion Bank
Ω	4.221%, 12/16/25		4,000	3,979,474
Ω	4.200%, 12/18/25		2,750	2,735,267
Ω	4.056%, 01/22/26		2,000	1,981,593
TOTAL CANADA				13,669,125
FRANCE — (1.3%)
Caisse des Depots et Consignations
Ω	4.324%, 11/26/25		1,000	997,175
Sanofi SA
Ω	4.328%, 12/29/25		2,225	2,210,704
TotalEnergies Capital SA
Ω	3.947%, 03/31/26		1,500	1,475,154
TOTAL FRANCE				4,683,033
GERMANY — (1.1%)
Erste Abwicklungsanstalt
Ω	4.111%, 01/29/26		1,000	990,275

102

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
NRW Bank
Ω	3.989%, 12/03/25		3,000	$2,989,462
TOTAL GERMANY				3,979,737
LUXEMBOURG — (0.3%)
Nestle Finance International Ltd.
Ω	4.317%, 11/03/25		1,250	1,249,593
NORWAY — (0.3%)
Equinor ASA
Ω	4.283%, 12/08/25		1,000	995,830
SINGAPORE — (1.6%)
DBS Bank Ltd.
Ω	4.324%, 12/02/25		4,000	3,986,058
Ω	4.304%, 12/05/25		1,500	1,494,278
TOTAL SINGAPORE				5,480,336
SWEDEN — (0.3%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25		1,000	998,899
UNITED STATES — (0.6%)
Sanofi SA
Ω	4.454%, 11/25/25		2,000	1,994,551
TOTAL COMMERCIAL PAPER (Cost $33,050,503)				33,051,104
FOREIGN SOVEREIGN OBLIGATIONS — (8.5%)
CANADA — (5.7%)
Alberta Treasury Bills
∞	2.721%, 11/04/25	CAD	2,000	1,425,618
∞	2.703%, 11/18/25	CAD	2,200	1,566,830
∞	2.399%, 01/13/26	CAD	500	354,896
Canada Treasury Bills
∞	2.659%, 11/05/25	CAD	3,300	2,352,128
∞	2.385%, 01/14/26	CAD	800	567,772
∞	2.379%, 02/11/26	CAD	900	637,665
Ontario Treasury Bills
∞	2.700%, 11/26/25	CAD	1,100	783,039
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.642%, 12/03/25	CAD	1,600	$1,138,475
∞	2.708%, 11/05/25	CAD	1,750	1,247,340
∞	2.442%, 12/24/25	CAD	1,400	994,898
∞	2.331%, 01/07/26	CAD	1,300	923,064
∞	2.309%, 01/21/26	CAD	4,000	2,837,888
Province of Manitoba Treasury Bills
∞	2.679%,11/26/25	CAD	1,000	711,868
Quebec Treasury Bills
∞	2.702%, 11/07/25	CAD	2,200	1,567,897
∞	2.670%, 11/21/25	CAD	2,700	1,922,582
∞	2.480%, 12/12/25	CAD	200	142,231
∞	2.449%, 12/19/25	CAD	1,250	888,569
TOTAL CANADA				20,062,760
SINGAPORE — (2.0%)
Monetary Authority of Singapore Bills
∞	1.482%, 01/02/26	SGD	5,200	3,986,034
∞	1.434%, 01/08/26	SGD	3,900	2,988,838
TOTAL SINGAPORE				6,974,872
UNITED KINGDOM — (0.8%)
U.K. Treasury Bills
∞	4.067%, 01/19/26	GBP	2,250	2,931,118
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				29,968,750
TOTAL INVESTMENT SECURITIES (Cost $352,365,139)				350,763,147

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	152,761	1,766,988
TOTAL INVESTMENTS — (100.0%)
(Cost $354,132,127)			$352,530,135

103

Dimensional VA Global Bond Portfolio
CONTINUED
As of October 31, 2025, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,079,017	CAD	9,844,481	Australia and New Zealand Bank	11/03/25	$60,029
USD	24,034,607	EUR	20,459,579	Citibank, N.A.	11/03/25	451,871
USD	5,569,586	SGD	7,199,680	Societe Generale	11/03/25	38,178
USD	1,641,232	EUR	1,418,269	Societe Generale	11/03/25	6,464
USD	4,007,929	SGD	5,169,462	UBS AG	11/03/25	36,308
USD	947,697	CAD	1,324,466	Citibank, N.A.	11/07/25	3,178
USD	6,575,337	CAD	9,164,795	Societe Generale	11/07/25	39,628
USD	7,212,193	CAD	10,048,511	Bank of New York Mellon	11/10/25	45,185
USD	25,181,237	EUR	21,542,334	Societe Generale	11/10/25	342,080
USD	12,660,873	AUD	19,200,776	Societe Generale	11/10/25	96,927
USD	7,271,009	CAD	10,125,154	Citibank, N.A.	11/12/25	48,596
USD	1,214,557	NZD	2,109,488	Citibank, N.A.	11/14/25	6,925
USD	25,654,586	EUR	22,021,104	Bank of New York Mellon	11/17/25	253,370
USD	2,993,117	GBP	2,227,864	Societe Generale	11/17/25	66,289
USD	19,051,053	EUR	16,271,158	Societe Generale	11/20/25	279,191
USD	5,143,369	CAD	7,187,709	Citibank, N.A.	11/26/25	12,599
USD	27,526,342	EUR	23,710,494	Societe Generale	11/26/25	162,537
USD	5,060,362	CAD	7,087,584	Citibank, N.A.	11/28/25	545
USD	2,847,467	CAD	3,979,878	HSBC Bank	11/28/25	6,237
USD	6,305,172	CAD	8,792,178	Citibank, N.A.	12/03/25	26,838
SGD	3,292,325	USD	2,535,088	Citibank, N.A.	12/03/25	42
USD	9,539,925	SGD	12,369,142	HSBC Bank	12/03/25	15,536
USD	25,441,461	EUR	21,877,848	UBS AG	12/03/25	182,700
USD	2,879,076	NZD	4,884,235	Royal Bank of Canada	12/08/25	80,075
USD	197,082	NZD	340,040	Citibank, N.A.	12/17/25	2,138
USD	980,183	NZD	1,707,391	Goldman Sachs Capital Markets L.P.	12/17/25	1,341
USD	988,655	NZD	1,650,496	NatWest Markets PLC	12/17/25	42,431
USD	1,394,070	NZD	2,421,366	Royal Bank of Canada	12/29/25	5,170
USD	2,214,534	NZD	3,826,164	NatWest Markets PLC	12/30/25	19,742
Total Appreciation						$2,332,150
CAD	11,921,627	USD	8,542,384	Citibank, N.A.	11/03/25	$(42,417)
USD	1,479,398	CAD	2,077,146	Citibank, N.A.	11/03/25	(1,580)
SGD	12,369,142	USD	9,518,386	HSBC Bank	11/03/25	(15,357)
EUR	21,877,848	USD	25,398,213	UBS AG	11/03/25	(180,710)
USD	12,089,500	AUD	18,530,384	Bank of New York Mellon	11/17/25	(36,784)
USD	949,514	EUR	823,199	UBS AG	11/20/25	(202)
USD	1,114,975	AUD	1,713,615	Citibank, N.A.	11/26/25	(6,535)
USD	2,631,644	AUD	4,049,217	Citibank, N.A.	11/28/25	(18,512)
CAD	2,316,532	USD	1,655,285	Citibank, N.A.	11/28/25	(1,515)
CAD	965,687	USD	693,676	UBS AG	11/28/25	(4,273)
Total (Depreciation)						$(307,885)
Total Appreciation (Depreciation)						$2,024,265

104

Dimensional VA Global Bond Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $70,201,235 or 19.7% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$31,650,946	—	$31,650,946
Belgium	—	10,246,928	—	10,246,928
Canada	—	29,851,819	—	29,851,819
Denmark	—	1,975,203	—	1,975,203
Finland	—	11,843,097	—	11,843,097
France	—	18,036,865	—	18,036,865
Germany	—	21,977,721	—	21,977,721
Luxembourg	—	10,386,112	—	10,386,112
Netherlands	—	34,252,110	—	34,252,110
New Zealand	—	9,523,214	—	9,523,214
Norway	—	8,173,328	—	8,173,328
Singapore	—	8,111,607	—	8,111,607
Supranational Organization Obligations	—	58,357,601	—	58,357,601
Sweden	—	8,365,874	—	8,365,874
United Kingdom	—	601,264	—	601,264
United States	—	18,189,791	—	18,189,791
U.S. Treasury Obligations	—	6,199,813	—	6,199,813
Commercial Paper	—	33,051,104	—	33,051,104
Foreign Sovereign Obligations	—	29,968,750	—	29,968,750
Securities Lending Collateral	—	1,766,988	—	1,766,988
Total Investments in Securities	—	$352,530,135	—	$352,530,135
Financial Instruments
Assets
Forward Currency Contracts**	—	2,332,150	—	2,332,150
Liabilities
Forward Currency Contracts**	—	(307,885)	—	(307,885)
Total Financial Instruments	—	$2,024,265	—	$2,024,265
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
105

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (98.9%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	14,259	$14,825,370
3.875%, 04/15/29	16,237	17,649,447
3.375%, 04/15/32	12,812	14,285,142
2.125%, 02/15/40	10,492	10,591,382
2.125%, 02/15/41	11,538	11,562,321
0.750%, 02/15/42	9,319	7,437,907
0.625%, 02/15/43	8,454	6,474,206
1.375%, 02/15/44	9,174	7,912,685
0.750%, 02/15/45	2,064	1,555,220
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	6,259	6,206,594
0.875%, 01/15/29	18,474	18,270,676
0.250%, 07/15/29	3,356	3,246,835
0.125%, 01/15/30	20,460	19,491,862
0.125%, 07/15/30	6,823	6,473,804
0.125%, 01/15/31	23,039	21,600,688
0.125%, 07/15/31	19,036	17,746,392
0.125%, 01/15/32	20,451	18,803,796
0.625%, 07/15/32	1,951	1,844,244
1.125%, 01/15/33	4,024	3,894,661
1.375%, 07/15/33	2,667	2,623,611
1.750%, 01/15/34	6,639	6,664,173
1.875%, 07/15/34	4,646	4,710,883
2.125%, 01/15/35	2,566	2,640,209
TOTAL U.S. TREASURY OBLIGATIONS Cost ($231,226,671)		226,512,108

		Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	2,507,860	2,507,860
TOTAL INVESTMENTS — (100.0%)
(Cost $233,734,531)			$229,019,968
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$226,512,108	—	$226,512,108
Temporary Cash Investments	$2,507,860	—	—	2,507,860
Total Investments in Securities	$2,507,860	$226,512,108	—	$229,019,968
See accompanying Notes to Financial Statements.
106

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (47.4%)
U.S. Core Equity 2 Portfolio	1,999,320	$87,270,296
U.S. Core Equity 1 Portfolio	636,932	31,247,908
Dimensional VA U.S. Large Value Portfolio	171,694	6,198,150
DFA Real Estate Securities Portfolio	55,713	2,252,476
TOTAL DOMESTIC EQUITIES		126,968,830
INTERNATIONAL EQUITIES — (17.5%)
International Core Equity 2 Portfolio	1,434,050	28,021,346
Emerging Markets Core Equity 2 Portfolio	506,251	14,731,894
Dimensional VA International Value Portfolio	170,353	3,124,278
DFA International Real Estate Securities Portfolio	210,245	838,878
TOTAL INTERNATIONAL EQUITIES		46,716,396
FIXED INCOME (INTERNATIONAL) — (35.1%)
DFA Selectively Hedged Global Fixed Income Portfolio	3,499,895	33,598,991
Dimensional VA Global Bond Portfolio	3,320,058	33,598,991
DFA Two-Year Global Fixed Income Portfolio	1,365,587	13,437,373
Dimensional VA Short-Term Fixed Portfolio	1,288,339	13,437,372
TOTAL FIXED INCOME (INTERNATIONAL)		94,072,727
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $175,157,885)		$267,757,953
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $112,925)	112,925	112,925
TOTAL INVESTMENTS — (100.0%) (Cost $175,270,810)		$267,870,878
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$267,757,953	—	—	$267,757,953
Temporary Cash Investments	112,925	—	—	112,925
Total Investments in Securities	$267,870,878	—	—	$267,870,878
See accompanying Notes to Financial Statements.
107

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.1%)
U.S. Core Equity 1 Portfolio	1,516,747	$74,411,611
U.S. Large Company Portfolio	1,319,862	59,921,729
Dimensional VA U.S. Targeted Value Portfolio	1,420,097	33,230,259
Dimensional VA U.S. Large Value Portfolio	509,284	18,385,149
DFA Real Estate Securities Portfolio	82,217	3,324,043
TOTAL DOMESTIC EQUITIES		189,272,791
INTERNATIONAL EQUITIES — (26.9%)
International Core Equity 2 Portfolio	1,544,455	30,178,647
Emerging Markets Core Equity 2 Portfolio	754,686	21,961,353
Dimensional VA International Small Portfolio	609,009	9,208,220
Dimensional VA International Value Portfolio	381,564	6,997,892
DFA International Real Estate Securities Portfolio	309,669	1,235,579
TOTAL INTERNATIONAL EQUITIES		69,581,691
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $177,605,884)		$258,854,482
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$258,854,482	—	—	$258,854,482
Total Investments in Securities	$258,854,482	—	—	$258,854,482
See accompanying Notes to Financial Statements.
108

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional VA U.S. Targeted Value Portfolio*	Dimensional VA U.S. Large Value Portfolio*	Dimensional VA International Value Portfolio*	Dimensional VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $10,794, $7,255, $33,242 and $34,612 of securities on loan, respectively)	$723,603	$710,588	$653,023	$376,437
Temporary Cash Investments at Value & Cost	1,520	1,023	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $11,048, $7,421, $29,725 and $19,800, respectively)	11,048	7,421	29,725	19,800
Foreign Currencies at Value	—	—	292	432
Cash	—	—	1,925	724
Receivables:
Investment Securities Sold	528	1,035	—	192
Dividends and Interest	354	627	3,715	1,783
Securities Lending Income	4	1	14	39
Fund Shares Sold	1,378	1,312	80	249
Total Assets	738,435	722,007	688,774	399,656
LIABILITIES:
Payables:
Due to Custodian	2	—	—	—
Upon Return of Securities Loaned	11,050	7,418	29,724	19,805
Investment Securities Purchased	664	331	—	12
Fund Shares Redeemed	404	435	565	230
Due to Advisor	168	115	139	114
Accrued Expenses and Other Liabilities	30	27	33	26
Total Liabilities	12,318	8,326	30,461	20,187
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$726,117	$713,681	$658,313	$379,469
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	31,025,735	19,772,224	35,898,948	25,105,284
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.40	$36.10	$18.34	$15.12
Investment Securities at Cost	$623,527	$452,816	$476,457	$307,567
Foreign Currencies at Cost	$—	$—	$295	$434
NET ASSETS CONSIST OF:
Paid-In Capital	$556,421	$402,905	$443,134	$291,408
Total Distributable Earnings (Loss)	169,696	310,776	215,179	88,061
NET ASSETS	$726,117	$713,681	$658,313	$379,469
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
109

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio*	Dimensional VIT Inflation-Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $0, $1,722 and $0 of securities on loan, respectively)	$404,047	$350,763	$226,512
Temporary Cash Investments at Value & Cost	12,864	—	2,508
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $1,767 and $0, respectively)	—	1,767	—
Foreign Currencies at Value	—	1,711	—
Cash	—	2,208	—
Receivables:
Dividends and Interest	579	2,617	519
Securities Lending Income	—	1	—
Fund Shares Sold	90	702	154
Unrealized Gain on Forward Currency Contracts	—	2,332	—
Unrealized Gain on Foreign Currency Contracts	—	2	—
Total Assets	417,580	362,103	229,693
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	1,771	—
Investment Securities Purchased	11,007	3,525	—
Fund Shares Redeemed	147	229	513
Due to Advisor	34	57	17
Unrealized Loss on Forward Currency Contracts	—	308	—
Unrealized Loss on Foreign Currency Contracts	—	1	—
Accrued Expenses and Other Liabilities	25	23	14
Total Liabilities	11,213	5,914	544
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$406,367	$356,189	$229,149
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	38,949,029	35,191,247	23,679,752
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.43	$10.12	$9.68
Investment Securities at Cost	$404,044	$352,365	$231,227
Foreign Currencies at Cost	$—	$1,713	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$396,396	$374,318	$249,525
Total Distributable Earnings (Loss)	9,971	(18,129)	(20,376)
NET ASSETS	$406,367	$356,189	$229,149
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
110

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$267,758	$258,854
Temporary Cash Investments at Value & Cost	113	—
Cash	—	38
Receivables:
Dividends and Interest	1	1
Fund Shares Sold	282	814
Total Assets	268,154	259,707
LIABILITIES:
Payables:
Fund Shares Redeemed	221	5
Due to Advisor	17	23
Accrued Expenses and Other Liabilities	5	5
Total Liabilities	243	33
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$267,911	$259,674
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	14,524,353	13,991,454
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.45	$18.56
Investments in Affiliated Investment Companies at Cost	$175,158	$177,606
NET ASSETS CONSIST OF:
Paid-In Capital	$172,843	$177,540
Total Distributable Earnings (Loss)	95,068	82,134
NET ASSETS	$267,911	$259,674
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000
See accompanying Notes to Financial Statements.
111

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $19, $2, $2,500 and $1,122, respectively)	$13,945	$14,646	$21,056	$10,155
Dividend Income from Affiliates	530	195	766	513
Income from Securities Lending, Net	80	12	220	378
Total Investment Income	14,555	14,853	22,042	11,046
Expenses
Investment Management Fees	1,885	1,277	1,422	1,182
Accounting & Transfer Agent Fees	25	22	22	21
Custodian Fees	24	14	44	54
Shareholders' Reports	15	14	16	17
Directors'/Trustees' Fees & Expenses	5	5	4	2
Professional Fees	16	14	16	11
Other	21	35	26	17
Total Expenses	1,991	1,381	1,550	1,304
Net Expenses	1,991	1,381	1,550	1,304
Net Investment Income (Loss)	12,564	13,472	20,492	9,742
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	59,832	41,927	23,861	15,375
Futures	46	—	254	52
Foreign Currency Transactions	—	—	21	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(31,240)	4,499	112,641	56,657
Translation of Foreign Currency-Denominated Amounts	—	—	114	52
Net Realized and Unrealized Gain (Loss)	28,638	46,426	136,891	72,175
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,202	$59,898	$157,383	$81,917
See accompanying Notes to Financial Statements.
112

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio
Investment Income
Dividend Income from Affiliates	$1	$6	—
Interest	17,622	14,279	$8,591
Income from Securities Lending, Net	—	3	—
Total Investment Income	17,623	14,288	8,591
Expenses
Investment Management Fees	392	647	191
Accounting & Transfer Agent Fees	23	26	8
Custodian Fees	8	10	2
Shareholders' Reports	14	13	15
Directors'/Trustees' Fees & Expenses	3	3	1
Professional Fees	9	7	5
Other	11	14	8
Total Expenses	460	720	230
Net Expenses	460	720	230
Net Investment Income (Loss)	17,163	13,568	8,361
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	40	464	(1,043)
Forward Currency Contracts	—	1,977	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(30)	(1,046)	6,236
Translation of Foreign Currency-Denominated Amounts	—	(20)	—
Forward Currency Contracts.	—	878	—
Net Realized and Unrealized Gain (Loss)	10	2,253	5,193
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,173	$15,821	$13,554
See accompanying Notes to Financial Statements.
113

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio*	Dimensional VA Equity Allocation Portfolio*
Investment Income
Dividends	$9	$12
Dividend Income from Affiliates	6,704	3,897
Total Investment Income	6,713	3,909
Expenses
Investment Management Fees	560	575
Accounting & Transfer Agent Fees	2	2
Custodian Fees	1	—
Shareholders' Reports	3	8
Directors'/Trustees' Fees & Expenses	3	2
Professional Fees	4	4
Other	9	8
Total Expenses	582	599
Fees Waived, Expenses Reimbursed by Advisor (Note C)	372	355
Net Expenses	210	244
Net Investment Income (Loss)	6,503	3,665
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	596	3,333
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,693	(419)
Futures	(6)	(2)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	22,897	30,060
Net Realized and Unrealized Gain (Loss)	25,180	32,972
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,683	$36,637

*
Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio's Underlying Funds (Affiliated Investment Companies).
See accompanying Notes to Financial Statements.
114

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio		Dimensional VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,564	$9,993	$13,472	$14,203
Net Realized Gain (Loss) on:
Investment Securities Sold	59,832	47,351	41,927	67,729
Affiliated Investment Companies Shares Sold	—	(7)	—	—
Futures	46	(3)	—	34
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(31,240)	95,389	4,499	95,142
Net Increase (Decrease) in Net Assets Resulting from Operations	41,202	152,723	59,898	177,108
Distributions:
Institutional Class Shares	(57,247)	(49,322)	(81,519)	(23,418)
Capital Share Transactions (1):
Shares Issued	115,594	143,404	111,742	102,584
Shares Issued in Lieu of Cash Distributions	56,916	48,967	81,384	23,379
Shares Redeemed	(124,182)	(120,349)	(130,863)	(197,379)
Net Increase (Decrease) from Capital Share Transactions	48,328	72,022	62,263	(71,416)
Total Increase (Decrease) in Net Assets	32,283	175,423	40,642	82,274
Net Assets
Beginning of Year	693,834	518,411	673,039	590,765
End of Year	$726,117	$693,834	$713,681	$673,039
(1) Shares Issued and Redeemed:
Shares Issued	5,176	6,292	3,282	3,036
Shares Issued in Lieu of Cash Distributions	2,382	2,331	2,395	748
Shares Redeemed	(5,469)	(5,285)	(3,897)	(5,662)
Net Increase (Decrease) from Shares Issued and Redeemed	2,089	3,338	1,780	(1,878)
See accompanying Notes to Financial Statements.
115

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA International Value Portfolio		Dimensional VA International Small Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,492	$18,095	$9,742	$8,183
Net Realized Gain (Loss) on:
Investment Securities Sold	23,861	11,256	15,375	10,663
Affiliated Investment Companies Shares Sold	—	—	—	(2)
Futures	254	128	52	(1)
Foreign Currency Transactions	21	7	39	13
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	112,641	61,601	56,657	40,891
Translation of Foreign Currency-Denominated Amounts	114	(26)	52	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	157,383	91,061	81,917	59,738
Distributions:
Institutional Class Shares	(30,474)	(25,581)	(18,712)	(8,825)
Capital Share Transactions (1):
Shares Issued	101,240	67,556	48,201	32,188
Shares Issued in Lieu of Cash Distributions	30,413	25,524	18,501	8,715
Shares Redeemed	(108,117)	(72,833)	(58,351)	(40,074)
Net Increase (Decrease) from Capital Share Transactions	23,536	20,247	8,351	829
Total Increase (Decrease) in Net Assets	150,445	85,727	71,556	51,742
Net Assets
Beginning of Year	507,868	422,141	307,913	256,171
End of Year	$658,313	$507,868	$379,469	$307,913
(1) Shares Issued and Redeemed:
Shares Issued	6,290	4,693	3,642	2,629
Shares Issued in Lieu of Cash Distributions	2,169	1,953	1,548	779
Shares Redeemed	(6,814)	(5,088)	(4,406)	(3,289)
Net Increase (Decrease) from Shares Issued and Redeemed	1,645	1,558	784	119
See accompanying Notes to Financial Statements.
116

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA Global Bond Portfolio		Dimensional VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,163	$18,764	$13,568	$15,564	$8,361	$6,220
Net Realized Gain (Loss) on:
Investment Securities Sold	40	65	464	1,451	(1,043)	(7,113)
Affiliated Investment Companies Shares Sold	—	(1)	—	—	—	—
Foreign Currency Transactions	—	—	—	87	—	—
Forward Currency Contracts	—	—	1,977	(3,359)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(30)	701	(1,046)	4,037	6,236	17,929
Translation of Foreign Currency-Denominated Amounts	—	—	(20)	23	—	—
Forward Currency Contracts	—	—	878	429	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	17,173	19,529	15,821	18,232	13,554	17,036
Distributions:
Institutional Class Shares	(18,640)	(13,160)	(16,336)	(12,675)	(5,838)	(7,600)
Capital Share Transactions (1):
Shares Issued	93,490	88,308	49,033	59,054	54,249	59,690
Shares Issued in Lieu of Cash Distributions	18,615	13,140	16,212	12,569	5,838	7,600
Shares Redeemed	(91,926)	(73,362)	(45,307)	(65,750)	(45,322)	(69,105)
Net Increase (Decrease) from Capital Share Transactions	20,179	28,086	19,938	5,873	14,765	(1,815)
Total Increase (Decrease) in Net Assets	18,712	34,455	19,423	11,430	22,481	7,621
Net Assets
Beginning of Year	387,655	353,200	336,766	325,336	206,668	199,047
End of Year	$406,367	$387,655	$356,189	$336,766	$229,149	$206,668
(1) Shares Issued and Redeemed:
Shares Issued	9,108	8,589	4,922	5,949	5,793	6,502
Shares Issued in Lieu of Cash Distributions	1,854	1,314	1,670	1,298	644	845
Shares Redeemed	(8,959)	(7,134)	(4,575)	(6,585)	(4,871)	(7,507)
Net Increase (Decrease) from Shares Issued and Redeemed	2,003	2,769	2,017	662	1,566	(160)
See accompanying Notes to Financial Statements.
117

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio		Dimensional VA Equity Allocation Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,503	$5,127	$3,665	$2,905
Capital Gain Distributions Received from Affiliated Investment Companies	596	354	3,333	2,095
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,693	950	(419)	136
Futures	(6)	—	(2)	(18)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	22,897	34,126	30,060	34,424
Net Increase (Decrease) in Net Assets Resulting from Operations	31,683	40,557	36,637	39,542
Distributions:
Institutional Class Shares	(7,487)	(7,039)	(5,730)	(5,425)
Capital Share Transactions (1):
Shares Issued	39,469	32,521	54,558	57,688
Shares Issued in Lieu of Cash Distributions	7,487	7,038	5,730	5,425
Shares Redeemed	(32,057)	(23,200)	(19,402)	(23,369)
Net Increase (Decrease) from Capital Share Transactions	14,899	16,359	40,886	39,744
Total Increase (Decrease) in Net Assets	39,095	49,877	71,793	73,861
Net Assets
Beginning of Year	228,816	178,939	187,881	114,020
End of Year	$267,911	$228,816	$259,674	$187,881
(1) Shares Issued and Redeemed:
Shares Issued	2,297	2,039	3,231	3,857
Shares Issued in Lieu of Cash Distributions	449	475	350	393
Shares Redeemed	(1,859)	(1,447)	(1,182)	(1,535)
Net Increase (Decrease) from Shares Issued and Redeemed	887	1,067	2,399	2,715
See accompanying Notes to Financial Statements.
118

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$23.98	$20.25	$22.70	$25.08	$14.54
Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.35	0.34	0.32	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00	5.29	(0.71)	(0.64)	10.48
Total from Investment Operations	1.40	5.64	(0.37)	(0.32)	10.82
Less Distributions:
Net Investment Income	(0.34)	(0.35)	(0.30)	(0.34)	(0.28)
Net Realized Gains	(1.64)	(1.56)	(1.78)	(1.72)	—
Total Distributions	(1.98)	(1.91)	(2.08)	(2.06)	(0.28)
Net Asset Value, End of Year	$23.40	$23.98	$20.25	$22.70	$25.08
Total Return	5.66%	29.19%	(1.95%)	(1.25%)	75.17%
Net Assets, End of Year (thousands)	$726,117	$693,834	$518,411	$519,381	$527,102
Ratio of Expenses to Average Net Assets	0.29%	0.28%	0.29%	0.30%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%	0.28%	0.29%	0.30%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.56%	1.58%	1.42%	1.55%
Portfolio Turnover Rate	30%	21%	18%	19%	23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
119

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$37.41	$29.73	$31.22	$32.69	$22.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.68	0.72	0.70	0.67	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	2.54	8.12	(1.10)	(1.59)	10.13
Total from Investment Operations	3.22	8.84	(0.40)	(0.92)	10.66
Less Distributions:
Net Investment Income	(0.75)	(0.72)	(0.71)	(0.55)	(0.54)
Net Realized Gains	(3.78)	(0.44)	(0.38)	—	—
Total Distributions	(4.53)	(1.16)	(1.09)	(0.55)	(0.54)
Net Asset Value, End of Year	$36.10	$37.41	$29.73	$31.22	$32.69
Total Return	9.38%	30.53%	(1.41%)	(2.85%)	47.86%
Net Assets, End of Year (thousands)	$713,681	$673,039	$590,765	$643,293	$648,392
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.08%	2.25%	2.11%	1.78%
Portfolio Turnover Rate	18%	15%	10%	13%	15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
120

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Value Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$14.83	$12.91	$11.62	$14.07	$9.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.56	0.53	0.56	0.55	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83	2.17	1.38	(2.45)	4.33
Total from Investment Operations	4.39	2.70	1.94	(1.90)	4.76
Less Distributions:
Net Investment Income	(0.58)	(0.65)	(0.51)	(0.55)	(0.26)
Net Realized Gains	(0.30)	(0.13)	(0.14)	—	—
Total Distributions	(0.88)	(0.78)	(0.65)	(0.55)	(0.26)
Net Asset Value, End of Year	$18.34	$14.83	$12.91	$11.62	$14.07
Total Return	31.47%	21.76%	16.99%	(13.92%)	50.31%
Net Assets, End of Year (thousands)	$658,313	$507,868	$422,141	$358,395	$407,723
Ratio of Expenses to Average Net Assets	0.27%	0.28%	0.27%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.27%	0.28%	0.27%	0.30%	0.38%
Ratio of Net Investment Income to Average Net Assets	3.60%	3.72%	4.23%	4.27%	3.33%
Portfolio Turnover Rate	14%	14%	14%	14%	19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
121

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Small Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$12.66	$10.58	$10.10	$15.29	$11.22
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.33	0.31	0.32	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	2.85	2.11	0.67	(4.09)	4.28
Total from Investment Operations	3.23	2.44	0.98	(3.77)	4.54
Less Distributions:
Net Investment Income	(0.43)	(0.36)	(0.30)	(0.38)	(0.25)
Net Realized Gains	(0.34)	—	(0.20)	(1.04)	(0.22)
Total Distributions	(0.77)	(0.36)	(0.50)	(1.42)	(0.47)
Net Asset Value, End of Year	$15.12	$12.66	$10.58	$10.10	$15.29
Total Return	27.09%	23.56%	9.62%	(26.82%)	41.32%
Net Assets, End of Year (thousands)	$379,469	$307,913	$256,171	$236,633	$311,019
Ratio of Expenses to Average Net Assets	0.39%	0.39%	0.39%	0.42%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.39%	0.39%	0.40%	0.42%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.75%	2.76%	2.69%	1.84%
Portfolio Turnover Rate	17%	17%	18%	18%	23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
122

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Short-Term Fixed Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.49	$10.33	$9.99	$10.20	$10.26
Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.53	0.34	0.10	(—)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.02	0.13	(0.31)	—
Total from Investment Operations	0.45	0.55	0.47	(0.21)	—
Less Distributions:
Net Investment Income	(0.51)	(0.39)	(0.13)	(—)	(0.06)
Total Distributions	(0.51)	(0.39)	(0.13)	—	(0.06)
Net Asset Value, End of Year	$10.43	$10.49	$10.33	$9.99	$10.20
Total Return	4.46%	5.54%	4.78%	(2.05%)	0.01%
Net Assets, End of Year (thousands)	$406,367	$387,655	$353,200	$328,593	$282,429
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.37%	5.16%	3.35%	0.96%	(0.01%)
Portfolio Turnover Rate	79%	33%	61%	74%	109%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
123

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Bond Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$10.15	$10.01	$9.72	$10.52	$10.62
Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.46	0.29	0.13	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.07	0.16	(0.85)	(0.14)
Total from Investment Operations	0.46	0.53	0.45	(0.72)	(0.10)
Less Distributions:
Net Investment Income	(0.49)	(0.39)	(0.16)	(0.08)	(—)
Total Distributions	(0.49)	(0.39)	(0.16)	(0.08)	—
Net Asset Value, End of Year	$10.12	$10.15	$10.01	$9.72	$10.52
Total Return	4.75%	5.53%	4.68%	(6.90%)	(0.92%)
Net Assets, End of Year (thousands)	$356,189	$336,766	$325,336	$338,083	$391,750
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.64%	2.96%	1.25%	0.39%
Portfolio Turnover Rate	41%	60%	62%	118%	133%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
124

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$9.35	$8.94	$9.81	$11.81	$11.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.29	0.36	0.80	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	0.48	(0.39)	(2.16)	0.28
Total from Investment Operations	0.59	0.77	(0.03)	(1.36)	0.76
Less Distributions:
Net Investment Income	(0.26)	(0.36)	(0.84)	(0.54)	(0.12)
Net Realized Gains	—	—	—	(0.10)	(0.06)
Total Distributions	(0.26)	(0.36)	(0.84)	(0.64)	(0.18)
Net Asset Value, End of Year	$9.68	$9.35	$8.94	$9.81	$11.81
Total Return	6.54%	8.79%	(0.49%)	(12.22%)	6.89%
Net Assets, End of Year (thousands)	$229,149	$206,668	$199,047	$209,274	$220,920
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.11%	3.85%	7.49%	4.16%
Portfolio Turnover Rate	12%	25%	22%	46%	17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
125

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$16.78	$14.23	$13.73	$16.30	$13.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.39	0.22	0.24	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.77	2.72	0.70	(2.06)	3.27
Total from Investment Operations	2.22	3.11	0.92	(1.82)	3.43
Less Distributions:
Net Investment Income	(0.45)	(0.40)	(0.21)	(0.23)	(0.15)
Net Realized Gains	(0.10)	(0.16)	(0.21)	(0.52)	(0.17)
Total Distributions	(0.55)	(0.56)	(0.42)	(0.75)	(0.32)
Net Asset Value, End of Year	$18.45	$16.78	$14.23	$13.73	$16.30
Total Return	13.57%	22.36%	6.76%	(11.67%)	26.33%
Net Assets, End of Year (thousands)	$267,911	$228,816	$178,939	$162,053	$182,112
Ratio of Expenses to Average Net Assets *(B)	0.28%	0.28%	0.28%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.43%	0.44%	0.44%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.44%	1.56%	1.61%	1.03%
Portfolio Turnover Rate	10%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.20%	0.20%	0.20%	0.21%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
126

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Equity Allocation Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$16.21	$12.84	$12.52	$15.68	$10.98
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.27	0.24	0.27	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.55	3.70	0.67	(2.35)	4.71
Total from Investment Operations	2.84	3.97	0.91	(2.08)	4.93
Less Distributions:
Net Investment Income	(0.30)	(0.30)	(0.24)	(0.32)	(0.20)
Net Realized Gains	(0.19)	(0.30)	(0.35)	(0.76)	(0.03)
Total Distributions	(0.49)	(0.60)	(0.59)	(1.08)	(0.23)
Net Asset Value, End of Year	$18.56	$16.21	$12.84	$12.52	$15.68
Total Return	17.91%	31.69%	7.35%	(14.25%)	45.39%
Net Assets, End of Year (thousands)	$259,674	$187,881	$114,020	$98,184	$101,923
Ratio of Expenses to Average Net Assets *(B)	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.48%	0.48%	0.49%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.81%	1.80%	1.96%	1.56%
Portfolio Turnover Rate	6%	11%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.20%	0.21%	0.23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
127

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc.  (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ financial statements are not covered by this report. Copies of the Underlying Funds’ financial statements are available from the EDGAR database on the SEC’s website at http://www.sec.gov.
As of October 31, 2025, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
Dimensional VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	3%
	Dimensional VA U.S. Large Value Portfolio (IDG)	1%
	Dimensional VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	Dimensional VA Short-Term Fixed Portfolio (IDG)	3%
	Dimensional VA Global Bond Portfolio (IDG)	9%
	DFA International Real Estate Securities Portfolio (IDG)	—

Dimensional VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	Dimensional VA U.S. Large Value Portfolio (IDG)	2%
	Dimensional VA U.S. Targeted Value Portfolio (IDG)	4%
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Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
	U.S. Large Company Portfolio (DIG)	—
	Dimensional VA International Value Portfolio (IDG)	1%
	Dimensional VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Dimensional VA U.S. Targeted Value Portfolio and Dimensional VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by Dimensional VA International Value Portfolio and Dimensional VA International Small Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange(“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When
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fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by the Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio and Dimensional VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Dimensional VA Global Moderate Allocation Portfolio and the Dimensional VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and Dimensional VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains
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or losses are realized upon ultimate receipt or disbursement. The Dimensional VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Dimensional VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Dimensional VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions
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that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Dimensional VA U.S. Targeted Value Portfolio	0.27%
Dimensional VA U.S. Large Value Portfolio	0.19%
Dimensional VA International Value Portfolio	0.25%
Dimensional VA International Small Portfolio	0.35%
Dimensional VA Short-Term Fixed Portfolio	0.10%
Dimensional VA Global Bond Portfolio	0.19%
Dimensional VIT Inflation-Protected Securities Portfolio	0.09%
Dimensional VA Global Moderate Allocation Portfolio	0.23%
Dimensional VA Equity Allocation Portfolio	0.27%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2025, waived fees/assumed expenses during the year ended October 31, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Dimensional VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Dimensional VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—
Dimensional VA Global Moderate Allocation Portfolio (2)	0.28%	—	—	$372
Dimensional VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	355

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets
(the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series. In addition, under the Fee Waiver
Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Dimensional VA Global Moderate Allocation Portfolio	$287	$335	$371	$993

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Dimensional VA U.S. Targeted Value Portfolio	$3
Dimensional VA U.S. Large Value Portfolio	3
Dimensional VA International Value Portfolio	3
Dimensional VA International Small Portfolio	2
Dimensional VA Short-Term Fixed Portfolio	4
Dimensional VA Global Bond Portfolio	4
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Dimensional VIT Inflation-Protected Securities Portfolio	$1
Dimensional VA Global Moderate Allocation Portfolio	1
Dimensional VA Equity Allocation Portfolio	1

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Dimensional VA U.S. Targeted Value Portfolio	—	—	$231,962	$209,297
Dimensional VA U.S. Large Value Portfolio	—	—	118,496	123,709
Dimensional VA International Value Portfolio	—	—	92,908	79,591
Dimensional VA International Small Portfolio	—	—	61,046	57,921
Dimensional VA Short-Term Fixed Portfolio	$68,721	$94,706	54,130	24,377
Dimensional VA Global Bond Portfolio	4,000	37,324	201,358	31,948
Dimensional VIT Inflation-Protected Securities Portfolio	35,330	24,882	—	—
Dimensional VA Global Moderate Allocation Portfolio	—	—	39,671	25,218
Dimensional VA Equity Allocation Portfolio	—	—	53,197	11,793
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$14,622	$154,457	$158,031	—	—	$11,048	955	$530	—
Total	$14,622	$154,457	$158,031	—	—	$11,048		$530	—
Dimensional VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,266	$174,530	$169,375	—	—	$7,421	642	$195	—
Total	$2,266	$174,530	$169,375	—	—	$7,421		$195	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA International Value Portfolio
The DFA Short Term Investment Fund	$11,245	$377,507	$359,027	—	—	$29,725	2,570	$766	—
Total	$11,245	$377,507	$359,027	—	—	$29,725		$766	—
Dimensional VA International Small Portfolio
The DFA Short Term Investment Fund	$9,567	$92,441	$82,208	—	—	$19,800	1,712	$513	—
Total	$9,567	$92,441	$82,208	—	—	$19,800		$513	—
Dimensional VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	—	$2,160	$2,160	—	—	—	—	$1	—
Total	—	$2,160	$2,160	—	—	—		$1	—
Dimensional VA Global Bond Portfolio
The DFA Short Term Investment Fund	$655	$8,969	$7,857	—	—	$1,767	153	$6	—
Total	$655	$8,969	$7,857	—	—	$1,767		$6	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$74,498	$10,148	$9,190	$964	$10,850	$87,270	1,999	$933	—
DFA Selectively Hedged Global Fixed Income Portfolio	28,839	7,999	3,529	(66)	358	33,601	3,500	1,278	—
Dimensional VA Global Bond Portfolio	28,839	8,332	3,560	(215)	203	33,599	3,320	1,428	—
U.S. Core Equity 1 Portfolio	26,593	2,730	2,436	324	4,037	31,248	637	332	—
International Core Equity 2 Portfolio	23,829	1,984	3,126	561	4,773	28,021	1,434	832	—
Emerging Markets Core Equity 2 Portfolio	11,852	1,053	609	69	2,367	14,732	506	434	—
DFA Two-Year Global Fixed Income Portfolio	11,534	2,971	1,030	(11)	(27)	13,437	1,366	582	—
Dimensional VA Short-Term Fixed Portfolio	11,534	3,005	1,061	(19)	(22)	13,437	1,288	572	—
Dimensional VA U.S. Large Value Portfolio	5,346	1,104	118	—	(134)	6,198	172	107	$541
Dimensional VA International Value Portfolio	2,698	196	423	102	551	3,124	170	106	55
DFA Real Estate Securities Portfolio	2,380	101	96	(9)	(124)	2,252	56	58	—
DFA International Real Estate Securities Portfolio	773	49	41	(7)	65	839	210	42	—
Total	$228,715	$39,672	$25,219	$1,693	$22,897	$267,758		$6,704	$596
Dimensional VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$54,047	$12,353	$1,406	$(78)	$9,495	$74,411	1,517	$718	—
U.S. Large Company Portfolio	43,132	9,596	2,200	(58)	9,452	59,922	1,320	593	$15
Dimensional VA U.S. Targeted Value Portfolio	24,386	11,068	2,159	(36)	(29)	33,230	1,420	337	1,642
International Core Equity 2 Portfolio	21,794	6,098	2,770	(50)	5,107	30,179	1,544	817	—
Emerging Markets Core Equity 2 Portfolio	15,078	4,709	1,194	(66)	3,434	21,961	755	594	—
Dimensional VA U.S. Large Value Portfolio	13,634	5,598	678	(94)	(75)	18,385	509	276	1,392
Dimensional VA International Small Portfolio	6,721	1,835	791	(24)	1,467	9,208	609	232	181
Dimensional VA International Value Portfolio	5,052	1,119	465	5	1,287	6,998	382	200	103
DFA Real Estate Securities Portfolio	2,983	613	95	(9)	(168)	3,324	82	76	—
DFA International Real Estate Securities Portfolio	982	211	38	(9)	90	1,236	310	54	—
Total	$187,809	$53,200	$11,796	$(419)	$30,060	$258,854		$3,897	$3,333
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F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional VA U.S. Targeted Value Portfolio
2024	$12,932	$36,390	$49,322
2025	14,638	42,609	57,247
Dimensional VA U.S. Large Value Portfolio
2024	14,547	8,871	23,418
2025	14,528	66,991	81,519
Dimensional VA International Value Portfolio
2024	21,981	3,600	25,581
2025	21,325	9,149	30,474
Dimensional VA International Small Portfolio
2024	8,825	—	8,825
2025	11,975	6,737	18,712
Dimensional VA Short-Term Fixed Portfolio
2024	13,160	—	13,160
2025	18,640	—	18,640
Dimensional VA Global Bond Portfolio
2024	12,675	—	12,675
2025	16,336	—	16,336
Dimensional VIT Inflation-Protected Securities Portfolio
2024	7,600	—	7,600
2025	5,838	—	5,838
Dimensional VA Global Moderate Allocation Portfolio
2024	5,158	1,881	7,039
2025	6,383	1,104	7,487
Dimensional VA Equity Allocation Portfolio
2024	2,728	2,697	5,425
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2025	$3,707	$2,023	$5,730

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VA U.S. Targeted Value Portfolio	$23,669	$46,472	—	$99,557	$169,698
Dimensional VA U.S. Large Value Portfolio	11,682	41,237	—	257,860	310,779
Dimensional VA International Value Portfolio	25,695	18,969	—	170,516	215,180
Dimensional VA International Small Portfolio	13,670	12,156	—	62,236	88,062
Dimensional VA Short-Term Fixed Portfolio	14,125	—	$(4,153)	3	9,975
Dimensional VA Global Bond Portfolio	12,681	—	(31,492)	534	(18,277)
Dimensional VIT Inflation-Protected Securities Portfolio	7,378	—	(21,928)	(5,824)	(20,374)
Dimensional VA Global Moderate Allocation Portfolio	2,081	2,439	—	90,549	95,069
Dimensional VA Equity Allocation Portfolio	1,812	3,122	—	77,201	82,135
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
Dimensional VA Short-Term Fixed Portfolio	$4,153
Dimensional VA Global Bond Portfolio	31,492
Dimensional VIT Inflation-Protected Securities Portfolio	21,928
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Dimensional VA Short-Term Fixed Portfolio	$40
Dimensional VA Global Bond Portfolio	51

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As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional VA U.S. Targeted Value Portfolio	$636,614	$175,488	$(75,931)	$99,557
Dimensional VA U.S. Large Value Portfolio	461,172	292,654	(34,794)	257,860
Dimensional VA International Value Portfolio	512,287	195,248	(24,787)	170,461
Dimensional VA International Small Portfolio	334,028	107,152	(44,942)	62,210
Dimensional VA Short-Term Fixed Portfolio	416,908	63	(60)	3
Dimensional VA Global Bond Portfolio	351,972	2,786	(2,228)	558
Dimensional VIT Inflation-Protected Securities Portfolio	234,844	681	(6,505)	(5,824)
Dimensional VA Global Moderate Allocation Portfolio	177,322	90,696	(147)	90,549
Dimensional VA Equity Allocation Portfolio	181,653	77,203	(2)	77,201
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in
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these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. Forward Currency Contracts: The Dimensional VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
Dimensional VA U.S. Targeted Value Portfolio	$ —	$108
Dimensional VA International Value Portfolio	—	637
Dimensional VA International Small Portfolio	—	233
Dimensional VA Global Bond Portfolio	161,557	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
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The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (1)
Dimensional VA Global Bond Portfolio	$2,332	$2,332

Liability Derivatives Value
	Total Value at October 31, 2025	Forward Currency Contracts (2)
Dimensional VA Global Bond Portfolio	$(308)	$(308)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Dimensional VA U.S. Targeted Value Portfolio	$46	—	$46
Dimensional VA International Value Portfolio	254	—	254
Dimensional VA International Small Portfolio	52	—	52
Dimensional VA Global Bond Portfolio	1,977	$1,977	—
Dimensional VA Global Moderate Allocation Portfolio	(6)	—	(6)
Dimensional VA Equity Allocation Portfolio	(2)	—	(2)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
Dimensional VA Global Bond Portfolio	$878	$878

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency
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contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Dimensional VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2025 (amounts in thousands):
		Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Financial Instruments (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (b)	Gross Amounts of Recognized Liabilities	Financial Instruments (c)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (d)
	Assets					Liabilities
Dimensional VA Global Bond Portfolio
Royal Bank of Canada	$85	—	—	—	$85	—	—	—	—	—
NatWest Markets PLC	62	—	—	—	62	—	—	—	—	—
Citibank, N.A.	553	$(71)	—	—	482	$71	$(71)	—	—	—
Societe Generale	1,031	—	—	—	1,031	—	—	—	—	—
Australia and New Zealand Bank	60	—	—	—	60	—	—	—	—	—
Bank of New York Mellon	299	(37)	—	—	262	37	(37)	—	—	—
UBS AG	219	(185)	—	—	34	185	(185)	—	—	—
HSBC Bank	22	(15)	—	—	7	15	(15)	—	—	—
Goldman Sachs Capital Markets L.P.	1	—	—	—	1	—	—	—	—	—
Total	$2,332	$(308)	—	—	$2,024	$308	$(308)	—	—	—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.
(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Dimensional VA U.S. Targeted Value Portfolio	5.11%	$1,035	9	$1	$2,078	—
Dimensional VA U.S. Large Value Portfolio	5.06%	4,278	22	13	18,445	—
Dimensional VA International Value Portfolio	5.08%	910	27	3	5,854	—
Dimensional VA International Small Portfolio	5.06%	393	55	3	1,827	—
Dimensional VA Global Moderate Allocation Portfolio	5.06%	449	61	4	4,542	—
Dimensional VA Equity Allocation Portfolio	5.09%	200	52	1	1,275	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
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For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional VA U.S. Targeted Value Portfolio	$42,894	$72,670	$15,457
Dimensional VA U.S. Large Value Portfolio	25,553	31,175	8,374
Dimensional VA International Value Portfolio	13,963	15,649	3,233
Dimensional VA International Small Portfolio	12,414	9,057	2,623
J. Securities Lending:
As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral  consisting of short-and/or long term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
Dimensional VA International Value Portfolio	$4,894
Dimensional VA International Small Portfolio	16,797

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
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K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional VA U.S. Targeted Value Portfolio	6	62%	6%
Dimensional VA U.S. Large Value Portfolio	5	65%	0%
Dimensional VA International Value Portfolio	5	66%	0%
Dimensional VA International Small Portfolio	4	57%	0%
Dimensional VA Short-Term Fixed Portfolio	4	71%	0%
Dimensional VA Global Bond Portfolio	5	81%	9%
Dimensional VIT Inflation-Protected Securities Portfolio	5	79%	0%
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	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional VA Global Moderate Allocation Portfolio	6	81%	0%
Dimensional VA Equity Allocation Portfolio	5	90%	11%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional VA U.S. Targeted Value Portfolio	17%	9%	74%	—	—	100%	47%	53%	—	—	—	1%	—
Dimensional VA U.S. Large Value Portfolio	17%	1%	82%	—	—	100%	94%	100%	—	—	—	—	—
Dimensional VA International Value Portfolio	66%	4%	30%	—	—	100%	—	64%	—	7%	81%	—	—
Dimensional VA International Small Portfolio	56%	8%	36%	—	—	100%	—	57%	—	6%	72%	—	—
Dimensional VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	29%	—	—	48%	—
Dimensional VA Global Bond Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	18%	—
Dimensional VIT Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
Dimensional VA Global Moderate Allocation Portfolio	82%	3%	15%	—	—	100%	29%	43%	—	1%	19%	19%	—
Dimensional VA Equity Allocation Portfolio	61%	3%	36%	—	—	100%	100%	100%	—	3%	46%	1%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

149

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

150

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
151

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
152

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
153

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
154

DFA-103125-004A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
OAT	Obligations Assimilables du Tresor
ST	Special Tax

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.3%)
#*	Live Nation Entertainment, Inc.	59,013	$8,824,214
	Meta Platforms, Inc., Class A	249,040	161,465,084
*	Netflix, Inc.	93,178	104,253,137
TOTAL COMMUNICATION SERVICES			274,542,435
CONSUMER DISCRETIONARY — (9.4%)
*	Amazon.com, Inc.	178,720	43,646,998
	Booking Holdings, Inc.	627	3,183,743
*	Burlington Stores, Inc.	30,881	8,448,733
*	Chipotle Mexican Grill, Inc.	481,735	15,266,182
	Darden Restaurants, Inc.	45,683	8,229,793
	Expedia Group, Inc.	70,338	15,474,360
	Home Depot, Inc.	377,360	143,242,082
	Las Vegas Sands Corp.	499,728	29,658,857
	Marriott International, Inc., Class A	1	261
	NIKE, Inc., Class B	84,854	5,480,720
	Ross Stores, Inc.	148,747	23,638,873
	Royal Caribbean Cruises Ltd.	27,146	7,786,287
	Starbucks Corp.	37,155	3,004,725
	Tapestry, Inc.	102,676	11,275,878
	TJX Cos., Inc.	407,546	57,113,496
	Tractor Supply Co.	399,760	21,631,014
*	Ulta Beauty, Inc.	5,357	2,784,997
	Williams-Sonoma, Inc.	37,875	7,360,628
TOTAL CONSUMER DISCRETIONARY			407,227,627
CONSUMER STAPLES — (9.5%)
	Altria Group, Inc.	109,562	6,177,105
	Clorox Co.	33,586	3,777,081
	Coca-Cola Co.	943,991	65,040,980
	Colgate-Palmolive Co.	620,774	47,830,637
	Costco Wholesale Corp.	98,243	89,543,582
	Hershey Co.	471	79,896
	Kimberly-Clark Corp.	254,070	30,414,720
	PepsiCo, Inc.	479,767	70,089,161
	Procter & Gamble Co.	266,932	40,138,565
	Sysco Corp.	515,546	38,294,757
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	219,773	$22,236,632
TOTAL CONSUMER STAPLES			413,623,116
ENERGY — (1.5%)
	Cheniere Energy, Inc.	135,331	28,690,172
	Targa Resources Corp.	228,906	35,260,680
	Texas Pacific Land Corp.	1,075	1,014,134
TOTAL ENERGY			64,964,986
FINANCIALS — (10.1%)
	Ameriprise Financial, Inc.	41,846	18,946,614
	Aon PLC, Class A	22,996	7,834,277
	Equitable Holdings, Inc.	137,366	6,785,880
	LPL Financial Holdings, Inc.	11,492	4,336,047
	Marsh & McLennan Cos., Inc.	42,034	7,488,357
	Mastercard, Inc., Class A	326,699	180,334,581
	Moody's Corp.	42,803	20,558,281
	Visa, Inc., Class A	556,847	189,740,047
TOTAL FINANCIALS			436,024,084
HEALTH CARE — (12.4%)
	AbbVie, Inc.	686,405	149,663,746
	Amgen, Inc.	252,681	75,407,591
	Cencora, Inc.	153,459	51,839,985
	Eli Lilly & Co.	225,713	194,758,719
*	IDEXX Laboratories, Inc.	31,399	19,765,984
*	Medpace Holdings, Inc.	200	116,982
*	Solventum Corp.	39,626	2,735,779
*	Waters Corp.	1,885	658,996
	Zoetis, Inc.	296,119	42,667,787
TOTAL HEALTH CARE			537,615,569
INDUSTRIALS — (12.8%)
	3M Co.	218,759	36,423,374
	Automatic Data Processing, Inc.	130,798	34,046,719
*	Boeing Co.	47,733	9,595,288
	Booz Allen Hamilton Holding Corp.	47,271	4,120,140

2

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Broadridge Financial Solutions, Inc.	60,069	$13,239,208
	Caterpillar, Inc.	162,058	93,549,601
	Cintas Corp.	63,599	11,655,789
	Comfort Systems USA, Inc.	3,042	2,937,294
	EMCOR Group, Inc.	123	83,121
	Fastenal Co.	395,566	16,277,541
	FTAI Aviation Ltd.	4,237	732,577
	Honeywell International, Inc.	166,186	33,458,227
	Illinois Tool Works, Inc.	134,620	32,836,510
	Lennox International, Inc.	27,013	13,641,565
	Lincoln Electric Holdings, Inc.	3,675	861,604
	Lockheed Martin Corp.	88,880	43,718,294
	Paychex, Inc.	229,860	26,900,516
	Rockwell Automation, Inc.	13,083	4,819,254
	Rollins, Inc.	75,167	4,330,371
	Trane Technologies PLC	35,798	16,060,773
	Union Pacific Corp.	110,609	24,374,905
	Veralto Corp.	33,019	3,258,315
	Verisk Analytics, Inc.	108,430	23,720,147
	Vertiv Holdings Co., Class A	222,250	42,863,135
	Waste Management, Inc.	132,962	26,561,819
	WW Grainger, Inc.	33,886	33,174,394
*	XPO, Inc.	5,345	768,985
TOTAL INDUSTRIALS			554,009,466
INFORMATION TECHNOLOGY — (34.3%)
*	Adobe, Inc.	102,145	34,760,965
	Apple, Inc.	1,045,964	282,797,287
	Applied Materials, Inc.	3,085	719,114
*	AppLovin Corp., Class A	125,307	79,861,910
*	Autodesk, Inc.	64,016	19,290,581
	CDW Corp.	59,554	9,491,121
*	Fortinet, Inc.	431,202	37,268,789
*	Gartner, Inc.	49,139	12,203,179
*	GoDaddy, Inc., Class A	72,732	9,682,811
	International Business Machines Corp.	113,489	34,887,654
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Jabil, Inc.	91,007	$20,102,536
KLA Corp.	37,884	45,791,906
Lam Research Corp.	405,720	63,884,671
* Manhattan Associates, Inc.	515	93,766
Microsoft Corp.	496,705	257,198,816
Motorola Solutions, Inc.	90,181	36,677,515
NetApp, Inc.	148,098	17,442,982
NVIDIA Corp.	1,724,104	349,113,819
Oracle Corp.	615,281	161,578,943
Texas Instruments, Inc.	90,551	14,620,365
TOTAL INFORMATION TECHNOLOGY		1,487,468,730
MATERIALS — (0.6%)
Sherwin-Williams Co.	64,866	22,374,878
* Solstice Advanced Materials, Inc.	41,546	1,872,478
TOTAL MATERIALS		24,247,356
UTILITIES — (1.9%)
NRG Energy, Inc.	196,832	33,827,547
Vistra Corp.	250,572	47,182,708
TOTAL UTILITIES		81,010,255
TOTAL COMMON STOCKS Cost ($2,416,626,763)		4,280,733,624

TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	45,050,016	45,050,016
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	770,615	8,913,708
TOTAL INVESTMENTS — (100.0%)
(Cost $2,470,590,487)			$4,334,697,348

3

U.S. Large Cap Growth Portfolio
CONTINUED
As of October 31, 2025, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/19/25	$30,015,554	$30,933,000	$917,446
Total Futures Contracts			$30,015,554	$30,933,000	$917,446
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$274,542,435	—	—	$274,542,435
Consumer Discretionary	407,227,627	—	—	407,227,627
Consumer Staples	413,623,116	—	—	413,623,116
Energy	64,964,986	—	—	64,964,986
Financials	436,024,084	—	—	436,024,084
Health Care	537,615,569	—	—	537,615,569
Industrials	554,009,466	—	—	554,009,466
Information Technology	1,487,468,730	—	—	1,487,468,730
Materials	24,247,356	—	—	24,247,356
Utilities	81,010,255	—	—	81,010,255
Temporary Cash Investments	45,050,016	—	—	45,050,016
Securities Lending Collateral	—	$8,913,708	—	8,913,708
Total Investments in Securities	$4,325,783,640	$8,913,708	—	$4,334,697,348
Financial Instruments
Assets
Futures Contracts**	917,446	—	—	917,446
Total Financial Instruments	$917,446	—	—	$917,446
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
4

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value†
COMMON STOCKS — (94.0%)
COMMUNICATION SERVICES — (2.9%)
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	8,632	$372,384
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41,661	1,696,436
*	Cargurus, Inc.	50,875	1,786,730
	Cinemark Holdings, Inc.	132,885	3,589,224
#*	EverQuote, Inc., Class A	32,559	701,321
#*	Gambling.com Group Ltd.	32,777	233,700
*	Gannett Co., Inc.	122,018	646,695
*	Gogo, Inc.	152,556	1,388,260
*	Grindr, Inc.	30,487	422,550
	IDT Corp., Class B	26,370	1,335,904
*	IMAX Corp.	72,775	2,364,460
	Iridium Communications, Inc.	121,784	2,332,164
	John Wiley & Sons, Inc. (WLY US), Class A	45,507	1,677,843
*	Liberty Latin America Ltd. (LILA US), Class A	27,574	215,077
*	Liberty Latin America Ltd. (LILAK US), Class C	92,647	732,838
*	Lumen Technologies, Inc.	1,122,804	11,542,425
*	Madison Square Garden Entertainment Corp.	40,151	1,773,068
*	Magnite, Inc.	147,157	2,631,167
	New York Times Co., Class A	109,707	6,252,202
	Nexstar Media Group, Inc.	27,860	5,453,038
*	QuinStreet, Inc.	55,293	817,783
	Sinclair, Inc.	12,182	166,406
*	TechTarget, Inc.	28,638	157,223
*	Travelzoo	10,684	89,959
*	TripAdvisor, Inc.	113,738	1,826,632
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	70,499	$2,325,057
TOTAL COMMUNICATION SERVICES			52,530,546
CONSUMER DISCRETIONARY — (16.4%)
*	Abercrombie & Fitch Co., Class A	49,097	3,561,987
*	Accel Entertainment, Inc.	46,293	471,726
#	Acushnet Holdings Corp.	73,215	5,661,716
*	Adtalem Global Education, Inc.	34,983	3,429,034
*	American Public Education, Inc.	16,542	553,992
	Aramark	188,470	7,139,244
*	Arhaus, Inc.	58,115	582,312
	Autoliv, Inc.	56,750	6,628,400
*	AutoNation, Inc.	29,966	5,989,304
*	Birkenstock Holding PLC	82,750	3,302,552
#*	Boot Barn Holdings, Inc.	30,537	5,791,342
	Boyd Gaming Corp.	2,041	158,933
*	Bright Horizons Family Solutions, Inc.	42,524	4,644,897
*	Brinker International, Inc.	49,480	5,376,497
#	Buckle, Inc.	58,872	3,226,186
#	Build-A-Bear Workshop, Inc.	15,652	848,651
	Camping World Holdings, Inc., Class A	70,072	922,148
	Carriage Services, Inc.	14,550	650,385
*	Cavco Industries, Inc.	8,315	4,405,287
*	Champion Homes, Inc.	56,415	3,849,195
#	Cheesecake Factory, Inc.	61,747	3,075,001
#	Choice Hotels International, Inc.	34,922	3,246,349
	Churchill Downs, Inc.	26,553	2,634,058
*	Cooper-Standard Holdings, Inc.	7,200	217,584
#	Cricut, Inc., Class A	55,236	293,303
*	Crocs, Inc.	53,244	4,349,502
#*	Dave & Buster's Entertainment, Inc.	40,070	588,628
*	Deckers Outdoor Corp.	12,805	1,043,607

5

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dillard's, Inc., Class A	9,875	$5,925,790
*	Dorman Products, Inc.	26,871	3,604,207
*	Driven Brands Holdings, Inc.	28,538	409,520
*	Dutch Bros, Inc., Class A	128,330	7,127,448
*	Envela Corp.	10,494	95,390
#*	European Wax Center, Inc., Class A	56,459	220,190
*	Figs, Inc., Class A	162,370	1,211,280
*	Five Below, Inc.	24,145	3,797,284
#*	Floor & Decor Holdings, Inc., Class A	65,899	4,117,370
*	Frontdoor, Inc.	79,753	5,297,992
	Gap, Inc.	283,018	6,466,961
#*	Global Business Travel Group I	186,197	1,463,508
*	Grand Canyon Education, Inc.	32,216	6,066,273
*	Groupon, Inc.	46,055	927,087
	H&R Block, Inc.	145,061	7,215,334
*	Hanesbrands, Inc.	376,324	2,487,502
	Hasbro, Inc.	150,700	11,499,917
*	Hilton Grand Vacations, Inc.	47,784	1,980,647
	Installed Building Products, Inc.	30,114	7,475,198
	Kontoor Brands, Inc.	65,219	5,277,521
*	Kura Sushi USA, Inc., Class A	12,083	687,885
*	Laureate Education, Inc.	150,089	4,357,084
*	Legacy Education, Inc.	1,168	10,547
	Levi Strauss & Co., Class A	79,519	1,612,645
*	Light & Wonder, Inc.	3,331	242,164
*	Lincoln Educational Services Corp.	35,357	686,633
#	Lucky Strike Entertainment Corp.	13,273	111,228
	Marine Products Corp.	4,479	37,848
*	Mattel, Inc.	287,080	5,276,530
*	MGM Resorts International	3,707	118,735
*	Modine Manufacturing Co.	59,366	9,095,465
	Murphy USA, Inc.	20,677	7,406,501
	Nathan's Famous, Inc.	430	45,507
*	Norwegian Cruise Line Holdings Ltd.	474,199	10,631,542
#*	Ollie's Bargain Outlet Holdings, Inc.	48,845	5,900,964
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	OneSpaWorld Holdings Ltd.	112,399	$2,615,525
	Papa John's International, Inc.	6,657	338,242
	Patrick Industries, Inc.	36,380	3,796,981
	Polaris, Inc.	39,191	2,590,525
	Pool Corp.	12,571	3,357,211
	Red Rock Resorts, Inc., Class A	49,765	2,652,972
*	Revolve Group, Inc.	41,402	915,812
*	Rush Street Interactive, Inc.	99,036	1,679,651
#*	Savers Value Village, Inc.	115,361	1,062,475
	Service Corp. International	79,429	6,633,116
*	Shake Shack, Inc., Class A	33,417	3,225,075
#	Somnigroup International, Inc.	47,857	3,796,974
	Sonic Automotive, Inc., Class A	3,186	202,407
*	Sonos, Inc.	1,900	32,623
	Steven Madden Ltd.	67,049	2,273,632
*	Stride, Inc.	6,833	464,917
	Tapestry, Inc.	7,368	809,154
	Texas Roadhouse, Inc.	37,978	6,212,441
*	Tile Shop Holdings, Inc.	6,058	37,923
*	TopBuild Corp.	22,260	9,404,405
*	United Parks & Resorts, Inc.	30,650	1,483,460
*	Universal Technical Institute, Inc.	61,738	1,834,853
*	Urban Outfitters, Inc.	37,171	2,401,618
	Vail Resorts, Inc.	40,387	5,990,604
#*	Valvoline, Inc.	144,258	4,761,957
	VF Corp.	287,706	4,039,392
*	Victoria's Secret & Co.	87,739	3,092,800
	Wendy's Co.	211,263	1,804,186
	Wolverine World Wide, Inc.	93,105	2,113,483
#	Wyndham Hotels & Resorts, Inc.	86,448	6,347,877
*	XPEL, Inc.	30,606	1,043,665
*	YETI Holdings, Inc.	90,943	3,091,153
TOTAL CONSUMER DISCRETIONARY			301,636,626
CONSUMER STAPLES — (4.5%)
#	Albertsons Cos., Inc., Class A	410,917	7,269,122

6

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	BJ's Wholesale Club Holdings, Inc.	8,265	$729,469
*	Boston Beer Co., Inc. , Class A	7,921	1,639,568
	Cal-Maine Foods, Inc.	2,230	195,794
	Campbell's Co.	60,369	1,818,918
#*	Celsius Holdings, Inc.	838	50,473
#*	Chefs' Warehouse, Inc.	44,108	2,602,372
	Coca-Cola Consolidated, Inc.	64,626	8,425,938
*	elf Beauty, Inc.	47,381	5,787,115
	Energizer Holdings, Inc.	78,723	1,828,735
*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	11,969	588,995
	Interparfums, Inc.	34,754	3,098,319
	Lamb Weston Holdings, Inc.	140,677	8,683,991
#	Lifevantage Corp.	7,153	58,583
*	Lifeway Foods, Inc.	10,394	249,352
*	Mama's Creations, Inc.	43,669	462,455
*	Maplebear, Inc.	79,515	2,930,923
	Marzetti Co.	23,328	3,657,597
*	National Beverage Corp.	93,300	3,197,391
	Natural Grocers by Vitamin Cottage, Inc.	24,594	789,221
	Oil-Dri Corp. of America	10,084	558,553
	Pilgrim's Pride Corp.	104,383	3,976,992
#	PriceSmart, Inc.	27,462	3,156,482
	Reynolds Consumer Products, Inc.	126,322	3,087,310
*	Sprouts Farmers Market, Inc.	84,187	6,647,406
#	Tootsie Roll Industries, Inc.	44,293	1,563,100
	Turning Point Brands, Inc.	23,500	2,112,650
	Utz Brands, Inc.	77,240	813,337
*	Vita Coco Co., Inc.	63,900	2,631,402
*	Vital Farms, Inc.	50,073	1,644,898
	WD-40 Co.	15,165	2,946,256
TOTAL CONSUMER STAPLES			83,202,717
ENERGY — (2.1%)
	Antero Midstream Corp.	358,773	6,188,834
	Archrock, Inc.	184,738	4,668,329
	Cactus, Inc., Class A	46,903	2,071,706
		Shares	Value†
ENERGY — (Continued)
#*	Centrus Energy Corp., Class A	17,601	$6,467,663
*	Comstock Resources, Inc.	26,822	502,913
	Core Laboratories, Inc.	28,786	458,849
	Energy Services of America Corp.	18,127	198,672
	Excelerate Energy, Inc., Class A	36,490	945,456
	Magnolia Oil & Gas Corp., Class A	187,051	4,201,165
*	Oceaneering International, Inc.	113,938	2,653,616
	Solaris Energy Infrastructure, Inc.	25,571	1,361,144
*	TETRA Technologies, Inc.	20,167	142,379
*	Uranium Energy Corp.	127,838	1,934,189
	Weatherford International PLC	75,480	5,562,121
	Western Midstream Partners LP	11,592	434,342
TOTAL ENERGY			37,791,378
FINANCIALS — (10.3%)
	Acadian Asset Management, Inc.	40,697	1,957,526
	AMERISAFE, Inc.	20,353	815,748
#	Artisan Partners Asset Management, Inc., Class A	77,920	3,401,987
*	Baldwin Insurance Group, Inc.	50,256	1,110,658
	BancFirst Corp.	9,576	1,042,443
*	Bancorp, Inc.	55,822	3,649,084
	BGC Group, Inc., Class A	370,848	3,389,551
*	Cantaloupe, Inc.	78,482	828,770
	Cass Information Systems, Inc.	796	31,466
	City Holding Co.	10,395	1,225,363
*	Coastal Financial Corp.	14,400	1,533,600
	Cohen & Steers, Inc.	56,583	3,865,751
	Crawford & Co. (CRD/A US), Class A	26,953	291,901
	Crawford & Co. (CRD/B US), Class B	30,600	307,224
*	Credit Acceptance Corp.	9,158	4,096,740

7

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Dave, Inc.	13,602	$3,255,231
	Diamond Hill Investment Group, Inc.	2,665	342,053
	DigitalBridge Group, Inc.	114,781	1,357,859
*	Donnelley Financial Solutions, Inc.	33,609	1,544,334
	Esquire Financial Holdings, Inc.	8,546	801,615
*	Euronet Worldwide, Inc.	43,605	3,307,875
	Evercore, Inc., Class A	33,780	9,950,237
	EVERTEC, Inc.	72,062	2,051,605
	FactSet Research Systems, Inc.	18,812	5,019,042
#	Federated Hermes, Inc.	84,142	4,079,204
	First Financial Bankshares, Inc.	125,138	3,865,513
	FirstCash Holdings, Inc.	38,211	6,056,443
*	GBank Financial Holdings, Inc.	712	25,824
	Goosehead Insurance, Inc., Class A	22,220	1,525,847
	Hamilton Lane, Inc., Class A	47,358	5,396,918
	HCI Group, Inc.	12,824	2,616,224
*	Hippo Holdings, Inc.	7,076	260,255
*	International Money Express, Inc.	26,385	392,873
	Jack Henry & Associates, Inc.	38,338	5,710,062
	Kinsale Capital Group, Inc.	20,887	8,343,730
	Lakeland Financial Corp.	6,896	393,417
	Lazard, Inc.	122,015	5,954,332
*	LendingTree, Inc.	14,012	896,768
	MarketAxess Holdings, Inc.	32,680	5,230,761
	Moelis & Co., Class A	79,085	5,008,453
	Morningstar, Inc.	25,728	5,462,054
*	NCR Atleos Corp.	85,163	3,142,515
	OppFi, Inc.	24,884	242,619
#*	Oscar Health, Inc., Class A	153,979	2,771,622
*	Palomar Holdings, Inc.	28,461	3,244,839
*	Paymentus Holdings, Inc., Class A	8,068	230,745
*	Payoneer Global, Inc.	378,260	2,190,125
*	Paysign, Inc.	54,293	280,423
		Shares	Value†
FINANCIALS — (Continued)
	Piper Sandler Cos.	14,793	$4,722,813
#	PJT Partners, Inc., Class A	24,965	4,022,111
	Primerica, Inc.	28,828	7,491,532
*	Remitly Global, Inc.	208,899	3,350,740
	RLI Corp.	87,220	5,142,491
#*	Root, Inc., Class A	14,222	1,145,155
	SEI Investments Co.	74,228	5,983,519
	ServisFirst Bancshares, Inc.	39,524	2,777,351
#*	Shift4 Payments, Inc., Class A	58,761	4,060,385
	Silvercrest Asset Management Group, Inc., Class A	11,193	158,269
	SLM Corp.	201,684	5,415,215
*	Trupanion, Inc.	45,187	1,807,028
	Victory Capital Holdings, Inc., Class A	38,582	2,402,501
	Virtu Financial, Inc., Class A	81,837	2,851,201
#	Western Union Co.	341,325	3,184,562
*	WEX, Inc.	37,362	5,450,369
#	WisdomTree, Inc.	165,757	1,982,454
TOTAL FINANCIALS			190,446,925
HEALTH CARE — (10.4%)
*	ACADIA Pharmaceuticals, Inc.	163,468	3,710,724
*	ADMA Biologics, Inc.	271,042	4,195,730
*	Akebia Therapeutics, Inc.	303,469	670,666
*	Align Technology, Inc.	6,112	842,723
*	Alkermes PLC	157,288	4,828,742
*	Amneal Pharmaceuticals, Inc.	154,266	1,669,158
*	ANI Pharmaceuticals, Inc.	21,271	1,927,153
#*	Artivion, Inc.	41,724	1,893,018
*	AtriCure, Inc.	41,873	1,446,712
*	BioLife Solutions, Inc.	40,596	1,131,410
	Bio-Techne Corp.	85,753	5,365,565
*	Bioventus, Inc., Class A	23,684	155,130
*	Brookdale Senior Living, Inc.	272,710	2,528,022
#	Bruker Corp.	119,272	4,644,452
*	Catalyst Pharmaceuticals, Inc.	117,810	2,505,819

8

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Charles River Laboratories International, Inc.	5,448	$981,021
	Chemed Corp.	14,266	6,152,926
*	Collegium Pharmaceutical, Inc.	44,485	1,601,460
	Concentra Group Holdings Parent, Inc.	147,271	2,933,638
*	Corcept Therapeutics, Inc.	102,880	7,558,594
*	CorVel Corp.	57,661	4,264,031
*	CytomX Therapeutics, Inc.	132,405	472,686
*	DaVita, Inc.	32,137	3,824,946
*	Electromed, Inc.	7,663	184,372
	Encompass Health Corp.	92,983	10,586,115
	Ensign Group, Inc.	50,876	9,162,768
*	Exact Sciences Corp.	44,112	2,853,605
*	Exelixis, Inc.	204,688	7,915,285
*	GoodRx Holdings, Inc., Class A	26,813	90,360
*	Haemonetics Corp.	53,129	2,656,981
*	Halozyme Therapeutics, Inc.	129,842	8,464,400
#*	Harrow, Inc.	41,830	1,579,919
*	HealthEquity, Inc.	64,040	6,056,903
	HealthStream, Inc.	19,879	489,023
*	Henry Schein, Inc.	28,650	1,810,680
*	InfuSystem Holdings, Inc.	8,778	90,940
	iRadimed Corp.	12,247	940,692
*	Kiniksa Pharmaceuticals International PLC	14,533	537,866
*	Krystal Biotech, Inc.	20,181	3,985,949
*	Lantheus Holdings, Inc.	70,236	4,051,915
	LeMaitre Vascular, Inc.	11,913	1,031,785
*	Ligand Pharmaceuticals, Inc.	16,245	3,107,831
*	LivaNova PLC	11,082	583,246
*	Medpace Holdings, Inc.	21,882	12,799,001
*	Merit Medical Systems, Inc.	56,189	4,918,785
*	MiMedx Group, Inc.	147,705	1,129,943
	National Research Corp.	26,032	347,788
*	Niagen Bioscience, Inc.	91,282	688,266
#*	Nutex Health, Inc.	2,088	256,949
		Shares	Value†
HEALTH CARE — (Continued)
*	OptimizeRx Corp.	7,904	$161,953
*	Option Care Health, Inc.	164,607	4,284,720
	Organon & Co.	298,004	2,011,527
*	Pennant Group, Inc.	26,985	667,339
	Phibro Animal Health Corp., Class A	22,862	961,576
*	Phreesia, Inc.	46,977	1,063,559
*	Privia Health Group, Inc.	118,171	2,871,555
*	Progyny, Inc.	82,449	1,542,621
*	Protagonist Therapeutics, Inc.	36,350	2,857,837
*	Protalix BioTherapeutics, Inc.	4,774	11,314
*	RadNet, Inc.	46,255	3,514,917
*	Repligen Corp.	24,789	3,695,048
*	Rigel Pharmaceuticals, Inc.	18,956	598,630
	Select Medical Holdings Corp.	21,683	299,876
#*	Semler Scientific, Inc.	1,310	34,663
	SIGA Technologies, Inc.	53,565	443,518
*	Sotera Health Co.	322,195	5,348,437
#*	Stoke Therapeutics, Inc.	44,263	1,329,660
*	Supernus Pharmaceuticals, Inc.	6,318	348,311
*	Surmodics, Inc.	12,790	350,894
*	Talkspace, Inc.	117,872	380,727
#*	TransMedics Group, Inc.	28,020	3,685,751
	U.S. Physical Therapy, Inc.	13,258	1,143,768
*	UFP Technologies, Inc.	8,326	1,603,921
*	Vericel Corp.	31,621	1,108,632
TOTAL HEALTH CARE			191,946,447
INDUSTRIALS — (27.4%)
	A.O. Smith Corp.	89,209	5,886,902
#	AAON, Inc.	81,836	8,051,844
#	Acuity, Inc.	17,861	6,520,158
	Advanced Drainage Systems, Inc.	64,643	9,053,252
	Alamo Group, Inc.	4,100	732,752
	Allient, Inc.	6,135	335,462
	Allison Transmission Holdings, Inc.	89,446	7,383,767

9

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alta Equipment Group, Inc.	27,074	$165,693
*	API Group Corp.	177,300	6,528,186
	Applied Industrial Technologies, Inc.	35,348	9,087,617
	Argan, Inc.	14,823	4,538,951
	Armstrong World Industries, Inc.	41,056	7,818,294
*	ATI, Inc.	78,281	7,747,471
	Atmus Filtration Technologies, Inc.	87,750	3,990,870
	AZZ, Inc.	28,177	2,813,473
	Barrett Business Services, Inc.	30,207	1,222,477
*	Blue Bird Corp.	35,891	1,793,114
	Brady Corp., Class A	44,965	3,413,293
	Brink's Co.	44,503	4,946,954
	BWX Technologies, Inc.	63,338	13,529,630
*	CACI International, Inc., Class A	6,110	3,435,348
	Cadre Holdings, Inc.	42,413	1,800,856
	Carpenter Technology Corp.	47,327	14,950,599
*	Casella Waste Systems, Inc., Class A	51,724	4,581,195
*	CECO Environmental Corp.	40,724	1,990,996
*	Centuri Holdings, Inc.	13,066	263,803
*	Chart Industries, Inc.	24,213	4,833,399
*	Clean Harbors, Inc.	8,069	1,698,605
*	Construction Partners, Inc., Class A	33,202	3,796,649
*	Core & Main, Inc., Class A	151,826	7,922,281
	CRA International, Inc.	7,896	1,504,109
	Crane Co.	3,027	575,130
	CSG Systems International, Inc.	33,882	2,651,944
	CSW Industrials, Inc.	12,394	3,103,706
*	Dayforce, Inc.	25,570	1,757,682
	Donaldson Co., Inc.	109,212	9,201,111
	Douglas Dynamics, Inc.	14,299	432,259
*	DXP Enterprises, Inc.	15,939	1,907,101
*	Dycom Industries, Inc.	28,599	8,230,506
*	Energy Recovery, Inc.	54,861	938,672
	Enerpac Tool Group Corp.	58,479	2,399,978
	Enpro, Inc.	17,377	4,031,638
*	Enviri Corp.	22,246	271,624
	Esab Corp.	34,376	4,015,804
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	20,256	$4,445,584
*	Everus Construction Group, Inc.	54,484	4,952,051
*	ExlService Holdings, Inc.	169,702	6,635,348
	Exponent, Inc.	54,345	3,848,169
	Federal Signal Corp.	60,157	7,100,331
#*	First Advantage Corp.	6,718	84,848
	Flowserve Corp.	72,531	4,950,241
	Fortune Brands Innovations, Inc.	74,741	3,796,843
*	Franklin Covey Co.	15,085	256,143
	Franklin Electric Co., Inc.	41,494	3,932,386
#	FTAI Aviation Ltd.	41,961	7,255,057
*	FTI Consulting, Inc.	29,616	4,886,936
*	Generac Holdings, Inc.	35,318	5,934,130
	Genpact Ltd.	122,614	4,677,724
	Global Industrial Co.	40,218	1,142,996
	Gorman-Rupp Co.	23,100	1,038,807
*	Graham Corp.	10,688	665,756
	Granite Construction, Inc.	36,174	3,722,666
	Griffon Corp.	49,733	3,680,739
	Herc Holdings, Inc.	33,800	4,801,290
#	Hexcel Corp.	75,175	5,367,495
#	HNI Corp.	49,046	2,006,962
*	Huron Consulting Group, Inc.	19,487	3,204,442
*	IBEX Holdings Ltd.	13,486	503,972
*	IES Holdings, Inc.	20,200	7,915,976
#*	Innodata, Inc.	30,980	2,311,418
*	Innovative Solutions & Support, Inc.	14,382	135,191
	Insperity, Inc.	43,193	1,905,675
	Interface, Inc.	47,316	1,178,168
	ITT, Inc.	12,603	2,332,437
	Kadant, Inc.	11,703	3,237,752
	Karat Packaging, Inc.	16,378	393,400
	KBR, Inc.	121,735	5,215,127
	Kforce, Inc.	20,836	527,151
*	Kratos Defense & Security Solutions, Inc.	10,729	972,047
	Landstar System, Inc.	33,863	4,349,025
*	Legalzoom.com, Inc.	180,323	1,797,820
	Leonardo DRS, Inc.	8,866	324,141
*	Limbach Holdings, Inc.	13,331	1,259,513
	Lindsay Corp.	10,497	1,167,686
*	Liquidity Services, Inc.	23,854	571,065
	LSI Industries, Inc.	19,937	456,358
*	MasTec, Inc.	35,709	7,290,349
	Maximus, Inc.	43,999	3,657,197

10

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	18,456	$1,982,913
	Moog, Inc., Class A	22,860	4,682,871
	MSA Safety, Inc.	33,178	5,209,941
	MSC Industrial Direct Co., Inc., Class A	51,425	4,366,497
	Mueller Industries, Inc.	67,514	7,147,707
	Mueller Water Products, Inc., Class A	162,321	4,165,157
*	MYR Group, Inc.	17,801	3,875,278
*	NEXTracker, Inc., Class A	112,250	11,361,945
*	NPK International, Inc.	64,896	798,221
	nVent Electric PLC	58,868	6,731,556
	Omega Flex, Inc.	10,035	277,468
*	Parsons Corp.	64,013	5,322,041
*	Paylocity Holding Corp.	32,919	4,650,467
*	Perma-Pipe International Holdings, Inc.	1,405	38,947
#	Powell Industries, Inc.	13,940	5,344,457
#*	Power Solutions International, Inc.	23,439	2,006,847
	Primoris Services Corp.	46,204	6,538,790
	Quad/Graphics, Inc.	43,907	241,928
*	RCM Technologies, Inc.	8,848	204,389
	REV Group, Inc.	55,511	2,846,049
	Robert Half, Inc.	84,177	2,204,596
*	Saia, Inc.	15,572	4,554,810
	Science Applications International Corp.	47,653	4,465,563
	Simpson Manufacturing Co., Inc.	40,731	7,189,022
*	SiteOne Landscape Supply, Inc.	36,919	4,790,979
*	SPX Technologies, Inc.	13,243	2,964,975
	Standex International Corp.	11,794	2,750,715
*	Sterling Infrastructure, Inc.	33,025	12,480,148
*	TaskUS, Inc., Class A	14,647	195,391
*	Team, Inc.	312	4,836
	Tecnoglass, Inc.	49,537	2,953,891
	Tennant Co.	11,515	921,200
	Tetra Tech, Inc.	154,844	4,951,911
	Toro Co.	73,965	5,527,404
*	Trex Co., Inc.	109,604	5,296,065
	TriNet Group, Inc.	55,216	3,312,960
	Trinity Industries, Inc.	14,671	401,545
		Shares	Value†
INDUSTRIALS — (Continued)
*	Upwork, Inc.	133,543	$2,128,675
	Valmont Industries, Inc.	18,335	7,580,239
*	Verra Mobility Corp.	166,250	3,858,663
*	Vicor Corp.	12,696	1,151,908
	VSE Corp.	4,893	884,067
	Watts Water Technologies, Inc., Class A	23,210	6,327,046
*	Willdan Group, Inc.	14,885	1,406,781
	WillScot Holdings Corp.	190,961	4,153,402
	Zurn Elkay Water Solutions Corp.	116,704	5,497,925
TOTAL INDUSTRIALS			503,491,753
INFORMATION TECHNOLOGY — (14.3%)
	A10 Networks, Inc.	84,397	1,505,642
*	ACI Worldwide, Inc.	95,223	4,535,471
	Adeia, Inc.	116,303	1,981,803
*	ADTRAN Holdings, Inc.	32,785	341,620
	Advanced Energy Industries, Inc.	36,397	7,378,764
*	Alarm.com Holdings, Inc.	52,178	2,568,201
	Amdocs Ltd.	79,107	6,665,556
*	Appfolio, Inc., Class A	20,707	5,268,482
*	Axcelis Technologies, Inc.	13,281	1,056,636
	Badger Meter, Inc.	30,565	5,515,454
	Bel Fuse, Inc. (BELFA US), Class A	686	93,797
	Bel Fuse, Inc. (BELFB US), Class B	10,305	1,586,867
	Belden, Inc.	41,393	5,043,737
*	BK Technologies Corp.	3,179	237,503
*	Blackbaud, Inc.	55,351	3,544,678
#*	BlackLine, Inc.	32,125	1,839,156
*	Box, Inc., Class A	63,631	2,041,919
*	Calix, Inc.	33,679	2,304,317
#*	CCC Intelligent Solutions Holdings, Inc.	599,750	5,229,820
*	Cerence, Inc.	33,090	355,056
*	CEVA, Inc.	7,900	214,959
*	Ciena Corp.	104,275	19,803,908
*	Cirrus Logic, Inc.	48,633	6,451,167
	Clear Secure, Inc., Class A	103,807	3,162,999
	Climb Global Solutions, Inc.	4,682	520,077
	Cognex Corp.	131,704	5,451,229

11

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Commvault Systems, Inc.	47,168	$6,566,729
*	Consensus Cloud Solutions, Inc.	812	23,808
	Crane NXT Co.	59,187	3,743,578
*	Crexendo, Inc.	17,231	111,485
	CTS Corp.	12,215	507,045
*	Daktronics, Inc.	44,871	843,126
	Dolby Laboratories, Inc., Class A	41,255	2,736,032
*	eGain Corp.	28,901	416,752
*	Enphase Energy, Inc.	10,101	308,182
#	Entegris, Inc.	27,139	2,485,118
*	EPAM Systems, Inc.	13,629	2,228,887
*	Fabrinet	2,293	1,010,227
*	Five9, Inc.	57,440	1,394,643
*	FormFactor, Inc.	63,084	3,466,466
*	Frequency Electronics, Inc.	9,871	362,463
*	Freshworks, Inc., Class A	39,105	434,065
	Hackett Group, Inc.	32,136	581,983
*	Harmonic, Inc.	83,937	898,126
*	I3 Verticals, Inc., Class A	29,879	918,779
#*	Insight Enterprises, Inc.	8,317	831,700
#	InterDigital, Inc.	28,297	10,242,382
*	Itron, Inc.	41,403	4,153,963
*	Knowles Corp.	38,972	920,129
*	Kyndryl Holdings, Inc.	267,278	7,729,680
*	Lattice Semiconductor Corp.	99,693	7,273,601
	Littelfuse, Inc.	671	163,261
*	MACOM Technology Solutions Holdings, Inc.	34,976	5,180,995
*	Manhattan Associates, Inc.	4,622	841,528
*	Mirion Technologies, Inc.	170,886	5,018,922
	MKS, Inc.	47,372	6,807,830
*	M-Tron Industries, Inc.	966	53,246
	Napco Security Technologies, Inc.	39,586	1,747,722
*	nCino, Inc.	98,187	2,619,629
*	Novanta, Inc.	16,215	2,059,467
	NVE Corp.	5,633	388,959
	OneSpan, Inc.	34,163	389,458
*	Onto Innovation, Inc.	18,869	2,546,560
*	Ooma, Inc.	18,434	207,014
*	OSI Systems, Inc.	17,857	4,972,460
*	PDF Solutions, Inc.	38,751	1,128,817
	Pegasystems, Inc.	184,523	11,744,889
*	Plexus Corp.	18,478	2,585,072
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Power Integrations, Inc.	44,252	$1,853,716
*	Progress Software Corp.	50,209	2,140,912
*	Qualys, Inc.	39,314	4,845,844
*	Rambus, Inc.	71,779	7,381,752
*	Rapid7, Inc.	63,785	1,180,660
	Red Violet, Inc.	6,975	374,069
*	Sanmina Corp.	42,147	5,776,246
	Sapiens International Corp. NV	56,930	2,450,836
*	SEMrush Holdings, Inc., Class A	18,034	130,927
*	Silicon Laboratories, Inc.	15,720	2,060,578
*	SkyWater Technology, Inc.	5,866	102,567
*	Sprinklr, Inc., Class A	135,172	1,043,528
*	SPS Commerce, Inc.	27,332	2,247,784
*	Teradata Corp.	108,461	2,261,412
*	TTM Technologies, Inc.	77,296	5,194,291
*	Turtle Beach Corp.	1,726	29,169
*	UiPath, Inc., Class A	272,146	4,316,236
*	Unisys Corp.	39,278	140,222
	Universal Display Corp.	32,994	4,859,356
*	Vertex, Inc., Class A	71,762	1,643,350
*	Viant Technology, Inc., Class A	1,078	9,573
*	Viavi Solutions, Inc.	229,511	4,062,345
	Vontier Corp.	151,877	5,847,264
TOTAL INFORMATION TECHNOLOGY			263,296,233
MATERIALS — (5.3%)
	AptarGroup, Inc.	40,410	4,687,964
	Ardagh Metal Packaging SA	26,332	94,005
*	Axalta Coating Systems Ltd.	183,705	5,230,081
	Balchem Corp.	24,049	3,688,876
	Cabot Corp.	63,305	4,271,822
	Caledonia Mining Corp. PLC	19,347	544,038
*	Century Aluminum Co.	102,227	3,027,964
	Chemours Co.	174,695	2,339,166
*	Coeur Mining, Inc.	280,220	4,811,378
*	Compass Minerals International, Inc.	45,636	791,328
	Crown Holdings, Inc.	77,168	7,499,186
	Eagle Materials, Inc.	30,410	6,456,651
	Element Solutions, Inc.	78,785	2,105,135

12

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Flotek Industries, Inc.	22,525	$389,908
	Hawkins, Inc.	24,374	3,457,452
	Hecla Mining Co.	262,599	3,379,649
*	Idaho Strategic Resources, Inc.	7,029	232,379
*	Ingevity Corp.	42,245	2,269,401
*	Knife River Corp.	54,537	3,297,307
	Louisiana-Pacific Corp.	84,093	7,325,341
	Materion Corp.	12,884	1,476,893
	NewMarket Corp.	7,587	5,826,057
*	Perimeter Solutions, Inc.	139,871	3,288,367
*	Ramaco Resources, Inc. (METC US), Class A	33,924	1,029,933
	Royal Gold, Inc.	39,652	6,930,773
	Sealed Air Corp.	158,672	5,317,099
	Sensient Technologies Corp.	40,784	3,845,523
*	Smith-Midland Corp.	475	17,319
	U.S. Lime & Minerals, Inc.	29,123	3,413,798
TOTAL MATERIALS			97,044,793
REAL ESTATE — (0.3%)
*	Compass, Inc., Class A	44,448	342,694
	Newmark Group, Inc., Class A	148,380	2,645,616
	St. Joe Co.	59,636	3,386,132
TOTAL REAL ESTATE			6,374,442
UTILITIES — (0.1%)
*	Hallador Energy Co.	49,178	1,063,720
	Ormat Technologies, Inc.	12,743	1,355,473
TOTAL UTILITIES			2,419,193
TOTAL COMMON STOCKS			1,730,181,053
	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
* Gen Digital, Inc. Rights 04/17/2027	1,520	$7,053
* M-Tron Industries, Inc. Warrants 03/11/2028	398	597
TOTAL INFORMATION TECHNOLOGY		7,650
TOTAL RIGHTS/WARRANTS		7,650
TOTAL INVESTMENT SECURITIES (Cost $1,276,600,642)		1,730,188,703

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.010%	4,766,407	4,766,407
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	9,107,384	105,345,115
TOTAL INVESTMENTS — (100.0%)
(Cost $1,386,712,164)			$1,840,300,225

13

U.S. Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$52,530,546	—	—	$52,530,546
Consumer Discretionary	301,636,626	—	—	301,636,626
Consumer Staples	83,202,717	—	—	83,202,717
Energy	37,791,378	—	—	37,791,378
Financials	190,446,925	—	—	190,446,925
Health Care	191,946,447	—	—	191,946,447
Industrials	503,491,753	—	—	503,491,753
Information Technology	263,296,233	—	—	263,296,233
Materials	97,044,793	—	—	97,044,793
Real Estate	6,374,442	—	—	6,374,442
Utilities	2,419,193	—	—	2,419,193
Rights/Warrants
Information Technology	—	$7,650	—	7,650
Temporary Cash Investments	4,766,407	—	—	4,766,407
Securities Lending Collateral	—	105,345,115	—	105,345,115
Total Investments in Securities	$1,734,947,460	$105,352,765	—	$1,840,300,225
See accompanying Notes to Financial Statements.
14

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (6.1%)
	ALS Ltd.	61,022	$866,067
	Aristocrat Leisure Ltd.	71,358	2,952,446
	BHP Group Ltd. (BHP AU)	165,660	4,722,668
#	BHP Group Ltd. (BHP LN), Class DI	71,676	2,040,849
#	BHP Group Ltd. (BHP US), Sponsored ADR	48,542	2,769,321
	Brambles Ltd.	371,832	6,042,108
	Cochlear Ltd.	8,488	1,593,535
	Coles Group Ltd.	297,169	4,285,936
	Commonwealth Bank of Australia	35,059	3,933,795
	Computershare Ltd.	83,070	1,984,506
	CSL Ltd.	23,109	2,693,037
#	Eagers Automotive Ltd.	23,393	520,572
	Evolution Mining Ltd.	380,777	2,694,593
#*	Genesis Minerals Ltd.	50,850	193,464
	HUB24 Ltd.	7,586	565,279
	Insurance Australia Group Ltd.	454,860	2,338,362
*	James Hardie Industries PLC (JHX AU), CDI	13,067	275,201
#	JB Hi-Fi Ltd.	38,910	2,661,690
	Lottery Corp. Ltd.	489,688	1,761,416
	Medibank Pvt Ltd.	515,463	1,645,095
	Netwealth Group Ltd.	34,977	704,015
	Northern Star Resources Ltd.	254,334	4,101,093
	Pro Medicus Ltd.	13,722	2,356,134
	Qantas Airways Ltd.	112,615	750,257
	REA Group Ltd.	6,159	858,176
	SGH Ltd.	47,685	1,510,922
	Technology One Ltd.	81,793	1,969,905
	Telstra Group Ltd. (TLS AU)	310,857	993,137
	Wesfarmers Ltd.	126,566	6,946,696
	WiseTech Global Ltd.	13,638	615,101
	Woolworths Group Ltd.	202,789	3,767,616
*	Xero Ltd.	20,173	1,908,471
TOTAL AUSTRALIA			73,021,463
AUSTRIA — (0.2%)
	Erste Group Bank AG	15,774	1,634,011
	Verbund AG	4,604	355,337
TOTAL AUSTRIA			1,989,348
		Shares	Value»
BELGIUM — (0.8%)
*	Argenx SE (ARGX US), ADR	1,434	$1,173,729
	D'ieteren Group	2,547	465,267
	KBC Group NV	16,209	1,950,095
	Lotus Bakeries NV	21	183,218
	UCB SA	23,068	5,931,751
TOTAL BELGIUM			9,704,060
CANADA — (10.6%)
	Agnico Eagle Mines Ltd. (AEM US)	34,802	5,596,510
#	Alamos Gold, Inc. (AGI US), Class A	41,013	1,262,790
	Alimentation Couche-Tard, Inc.	62,233	3,162,788
	AtkinsRealis Group, Inc.	30,500	2,150,907
	Barrick Mining Corp. (B US)	57,637	1,890,494
*	CAE, Inc. (CAE US)	23,179	650,403
	Cameco Corp. (CCJ US)	16,664	1,703,227
	Canadian National Railway Co. (CNI US)	36,406	3,491,699
	Canadian Natural Resources Ltd. (CNQ US)	210,584	6,742,900
	Canadian Pacific Kansas City Ltd. (CP US)	49,589	3,567,929
	CCL Industries, Inc., Class B	26,213	1,462,269
*	Celestica, Inc. (CLS US)	27,937	9,623,738
	CGI, Inc. (GIB US)	23,662	2,058,594
	CGI, Inc. (GIBA CN)	13,812	1,202,020
	Colliers International Group, Inc. (CIGI US)	4,555	726,659
	Constellation Software, Inc.	2,145	5,644,980
*	Descartes Systems Group, Inc. (DSGX US)	4,713	415,734
	Dollarama, Inc.	58,059	7,546,780
	Element Fleet Management Corp.	115,007	3,102,003
	Endeavour Mining PLC	43,207	1,730,991

15

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	FirstService Corp. (FSV CN)	4,414	$702,627
	Franco-Nevada Corp. (FNV CN)	535	99,936
	Franco-Nevada Corp. (FNV US)	16,916	3,157,033
	George Weston Ltd.	45,246	2,751,117
	GFL Environmental, Inc.	24,420	1,066,910
#	Gildan Activewear, Inc. (GIL US)	28,251	1,646,751
	Imperial Oil Ltd. (IMO US)	16,000	1,411,360
	Intact Financial Corp.	39,888	7,440,660
	Keyera Corp.	57,061	1,684,714
	Kinross Gold Corp. (K CN)	9,500	220,948
	Kinross Gold Corp. (KGC US)	336,552	7,821,468
	Loblaw Cos. Ltd.	93,724	3,724,770
	Lundin Gold, Inc.	7,100	482,681
	Metro, Inc.	38,440	2,562,292
	National Bank of Canada	3,744	418,299
	Open Text Corp. (OTEX US)	21,835	837,372
	Pan American Silver Corp. (PAAS US)	11,455	403,331
	Parkland Corp.	3,719	105,958
	Pembina Pipeline Corp. (PPL CN)	6,900	261,034
	Quebecor, Inc., Class B	17,210	548,982
	RB Global, Inc. (RBA CN)	4,210	417,713
	RB Global, Inc. (RBA US)	24,890	2,469,586
	Restaurant Brands International, Inc. (QSR CN)	8,875	582,913
	Restaurant Brands International, Inc. (QSR US)	35,653	2,342,046
	Royal Bank of Canada (RY CN)	9,740	1,426,885
	Royal Bank of Canada (RY US)	1,441	211,106
	Stantec, Inc. (STN CN)	9,227	1,021,809
	Stantec, Inc. (STN US)	2,916	323,326
	TC Energy Corp. (TRP CN)	7,432	372,938
		Shares	Value»
CANADA — (Continued)
	TC Energy Corp. (TRP US)	45,458	$2,280,173
	TFI International, Inc. (TFII US)	3,681	330,296
#	Thomson Reuters Corp. (TRI US)	9,924	1,518,967
	Toromont Industries Ltd.	15,268	1,834,381
	Waste Connections, Inc. (WCN CN)	1,440	241,501
	Waste Connections, Inc. (WCN US)	13,127	2,201,219
	Wheaton Precious Metals Corp. (WPM US)	42,314	4,084,147
	WSP Global, Inc.	15,189	2,903,838
TOTAL CANADA			125,644,502
DENMARK — (1.3%)
#	Novo Nordisk AS (NOVOB DC), Class B	221,768	10,918,009
#	Novo Nordisk AS (NVO US), Sponsored ADR	32,000	1,582,720
	Pandora AS	22,112	2,958,778
TOTAL DENMARK			15,459,507
FINLAND — (0.6%)
	Kesko OYJ (KESKOA FH), Class A	3,894	83,234
	Kone OYJ, Class B	42,730	2,854,921
#	Metso OYJ	55,305	906,946
	Nordea Bank Abp (NDA FH)	4,920	84,165
	Sampo OYJ, Class A	170,690	1,902,567
	Wartsila OYJ Abp	43,733	1,430,817
TOTAL FINLAND			7,262,650
FRANCE — (9.4%)
	Air Liquide SA	42,394	8,204,887
	Airbus SE	64,157	15,819,257
	Bureau Veritas SA	95,498	3,138,297
	Capgemini SE	1,420	218,460
	Eurofins Scientific SE	31,637	2,231,341
	Getlink SE	21,038	384,011
	Hermes International SCA	4,492	11,115,270
	Legrand SA	40,954	7,072,252
	L'Oreal SA	18,831	7,858,389
	LVMH Moet Hennessy Louis Vuitton SE	41,162	29,094,231

16

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Safran SA	57,231	$20,335,223
	Thales SA	23,128	6,595,014
TOTAL FRANCE			112,066,632
GERMANY — (8.5%)
	adidas AG	34,980	6,614,102
*	Aumovio SE	10,318	443,589
	Beiersdorf AG	15,071	1,597,737
	Continental AG	20,635	1,576,759
	CTS Eventim AG & Co. KGaA	1,960	175,599
	Deutsche Boerse AG	43,583	11,036,957
	Deutsche Telekom AG (DTE GR)	240,876	7,461,175
	GEA Group AG	24,190	1,730,253
	Hannover Rueck SE	10,077	2,876,766
	Hella GmbH & Co. KGaA	105	9,774
	Hensoldt AG	9,181	978,673
	HOCHTIEF AG	3,979	1,142,127
	Infineon Technologies AG (IFX GR)	234,182	9,295,362
	Knorr-Bremse AG	17,577	1,635,504
#	MTU Aero Engines AG	12,817	5,601,350
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	833	515,372
	Nemetschek SE	14,047	1,623,138
	Rheinmetall AG	11,621	22,844,377
	SAP SE (SAP GR)	48,333	12,570,077
	Siemens AG (SIE GR)	646	183,075
*	Siemens Energy AG	54,857	6,834,376
#Ω	Siemens Healthineers AG	17,818	998,698
	Symrise AG	32,074	2,652,488
*	Talanx AG	7,263	884,425
*Ω	Zalando SE	211	5,913
TOTAL GERMANY			101,287,666
HONG KONG — (1.5%)
	AIA Group Ltd.	336,400	3,273,417
	HKT Trust & HKT Ltd.	1,204,000	1,758,047
	Hong Kong Exchanges & Clearing Ltd.	115,390	6,289,088
	PCCW Ltd.	408,000	291,463
	PRADA SpA	161,600	953,644
	SITC International Holdings Co. Ltd.	441,000	1,627,143
	Techtronic Industries Co. Ltd.	256,500	2,991,818
TOTAL HONG KONG			17,184,620
		Shares	Value»
IRELAND — (0.2%)
	Kerry Group PLC (KYGA ID), Class A	11,232	$1,024,614
	Kingspan Group PLC (KSP ID)	19,254	1,441,706
TOTAL IRELAND			2,466,320
ISRAEL — (0.9%)
	Aura Investments Ltd.	27,956	201,650
	Bezeq The Israeli Telecommunication Corp. Ltd.	386,668	792,012
*	El Al Israel Airlines	31,672	131,610
	Electra Ltd.	5,380	170,483
	Energix-Renewable Energies Ltd.	1,876	8,664
*	Enlight Renewable Energy Ltd. (ENLT IT)	1,793	62,324
*	Enlight Renewable Energy Ltd. (ENLT US)	4,855	170,896
*	Fattal Holdings 1998 Ltd.	1,387	251,749
	First International Bank of Israel Ltd.	6,498	467,349
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	211,362
	Hilan Ltd.	2,586	203,727
	Isrotel Ltd.	1,220	48,335
	Matrix IT Ltd.	6,536	242,052
	Meitav Investment House Ltd.	2,102	66,132
	Menora Mivtachim Holdings Ltd.	4,314	429,716
	Mizrahi Tefahot Bank Ltd.	9,823	638,667
	Next Vision Stabilized Systems Ltd.	4,878	214,163
#*	Nice Ltd. (NICE US), Sponsored ADR	3,099	423,509
*	Nova Ltd. (NVMI IT)	1,973	685,342
#*	Nova Ltd. (NVMI US)	810	279,158
	One Software Technologies Ltd.	7,510	201,940
	Partner Communications Co. Ltd.	21,926	217,702
	Paz Retail & Energy Ltd.	2,076	443,505
	Phoenix Financial Ltd.	18,068	695,564
	Shufersal Ltd.	32,340	401,920
	Strauss Group Ltd.	6,947	195,625

17

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Tel Aviv Stock Exchange Ltd.	11,375	$264,799
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	2,019,116
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	9,668	198,001
*	Tower Semiconductor Ltd. (TSEM US)	2,683	228,511
	YH Dimri Construction & Development Ltd.	1,229	148,295
TOTAL ISRAEL			10,713,878
ITALY — (2.4%)
	BPER Banca SpA	118,664	1,421,820
	Enel SpA	946,877	9,578,378
	Ferrari NV (RACE IM)	5,787	2,317,545
#	Ferrari NV (RACE US)	8,166	3,298,656
	FinecoBank Banca Fineco SpA	121,070	2,770,099
	Intesa Sanpaolo SpA	61,727	397,851
	Moncler SpA	22,600	1,355,759
Ω	Poste Italiane SpA	74,569	1,797,851
	Prysmian SpA	32,144	3,351,453
	Recordati Industria Chimica e Farmaceutica SpA	11,335	674,679
	Snam SpA	273,223	1,685,134
	UniCredit SpA	2,669	197,630
TOTAL ITALY			28,846,855
JAPAN — (21.8%)
	ABC-Mart, Inc.	4,600	78,806
	Advantest Corp.	85,200	12,758,342
	Aeon Co. Ltd.	250,500	3,962,084
	Ajinomoto Co., Inc.	68,600	1,945,654
	Asahi Intecc Co. Ltd.	26,900	426,562
	Asics Corp.	171,200	4,359,465
	Astellas Pharma, Inc.	388,100	4,062,486
	Azbil Corp.	55,682	548,879
	Bandai Namco Holdings, Inc.	100,500	3,127,800
	BayCurrent, Inc.	34,400	1,577,722
	BIPROGY, Inc.	21,700	876,493
	Blue Zones Holdings Co. Ltd.	4,800	244,288
	Canon, Inc. (7751 JP)	4,400	126,358
	Capcom Co. Ltd.	77,700	2,028,988
	Chugai Pharmaceutical Co. Ltd.	71,900	3,290,700
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	8,000	$357,931
	CyberAgent, Inc.	36,300	361,848
	Daifuku Co. Ltd.	63,253	2,016,302
	Daiichi Sankyo Co. Ltd.	59,300	1,416,565
	Daikin Industries Ltd.	1,000	116,180
	Daito Trust Construction Co. Ltd.	102,500	1,916,346
	Dentsu Soken, Inc.	5,800	287,229
	Dexerials Corp.	21,300	343,567
	Disco Corp.	10,100	3,354,038
#	DMG Mori Co. Ltd.	35,100	544,381
	Ebara Corp.	106,400	2,837,403
	Fast Retailing Co. Ltd.	21,500	7,893,074
	Food & Life Cos. Ltd.	28,500	1,390,041
	Fuji Electric Co. Ltd.	21,300	1,521,275
	Fujikura Ltd.	53,600	7,298,928
	Fujitsu Ltd.	176,000	4,586,637
	GMO Payment Gateway, Inc.	5,798	316,283
	Hitachi Ltd. (6501 JP)	316,000	10,794,238
	Hoya Corp.	36,500	5,928,768
	IHI Corp.	226,800	4,695,688
	Internet Initiative Japan, Inc.	31,600	570,143
	Japan Airport Terminal Co. Ltd.	20,400	633,857
	Japan Exchange Group, Inc.	253,200	2,823,474
	Japan Tobacco, Inc.	37,000	1,288,817
	Kakaku.com, Inc.	30,000	533,325
	Kao Corp.	47,164	1,995,963
	Kawasaki Heavy Industries Ltd.	28,800	2,306,206
	KDDI Corp.	426,400	6,796,965
	Kikkoman Corp.	60,500	481,764
#	Kobe Bussan Co. Ltd.	36,700	851,591
	Kokusai Electric Corp.	7,700	281,369
	Konami Group Corp.	12,900	2,148,304
	Kurita Water Industries Ltd.	23,703	897,964
#	Lasertec Corp.	20,700	4,202,767
	Marui Group Co. Ltd.	34,800	667,406
	Maruwa Co. Ltd.	800	226,190
	MatsukiyoCocokara & Co.	43,100	780,869
	McDonald's Holdings Co. Japan Ltd.	12,000	469,439
*	Mercari, Inc.	10,400	154,215
	Mitsubishi Heavy Industries Ltd.	180,500	5,449,235

18

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Kinzoku Co. Ltd.	7,600	$774,117
	MonotaRO Co. Ltd.	63,100	880,377
	NEC Corp.	74,500	2,705,843
	Nippon Sanso Holdings Corp.	40,500	1,345,078
	Nissan Chemical Corp.	27,936	943,836
	Nitto Denko Corp.	121,900	3,035,902
	NOF Corp.	19,600	348,773
	Nomura Research Institute Ltd.	90,430	3,491,778
#	NS Solutions Corp.	7,800	196,535
	Obic Co. Ltd.	21,300	660,749
	Olympus Corp.	264,200	3,251,500
	Oracle Corp. Japan	8,600	792,832
	Organo Corp.	2,300	197,384
	Oriental Land Co. Ltd.	48,800	987,598
	Otsuka Corp.	25,500	504,137
	Pan Pacific International Holdings Corp.	464,000	2,760,154
	Persol Holdings Co. Ltd.	626,400	1,039,113
	Rakus Co. Ltd.	29,600	238,955
*	Rakuten Bank Ltd.	11,100	609,249
*	Rakuten Group, Inc.	360,500	2,358,464
	Recruit Holdings Co. Ltd.	157,000	7,785,305
	Round One Corp.	14,600	104,831
	Ryohin Keikaku Co. Ltd.	114,400	2,353,135
	Sankyo Co. Ltd.	62,500	1,084,210
	Sanrio Co. Ltd.	37,500	1,735,438
	Santen Pharmaceutical Co. Ltd.	4,406	43,169
	Sanwa Holdings Corp.	42,500	1,159,048
	Sapporo Holdings Ltd.	2,500	120,141
	SCREEN Holdings Co. Ltd.	25,800	2,445,780
	SCSK Corp.	32,800	1,205,289
	Seibu Holdings, Inc.	54,400	1,912,053
	SG Holdings Co. Ltd.	35,801	329,033
*	Sharp Corp.	33,700	187,074
*	SHIFT, Inc.	26,000	179,220
	Shin-Etsu Chemical Co. Ltd.	167,543	5,036,163
	Skylark Holdings Co. Ltd.	65,500	1,184,731
#	Socionext, Inc.	23,345	525,369
	SoftBank Corp.	3,564,100	5,064,579
	SoftBank Group Corp.	51,204	8,984,690
*	Sony Financial Group, Inc.	835,000	841,989
		Shares	Value»
JAPAN — (Continued)
*	Sony Financial Group, Inc., ADR	5,585	$27,757
	Sony Group Corp. (6758 JP)	835,000	23,254,399
#	Sony Group Corp. (SONY US), Sponsored ADR	27,926	778,856
	Sugi Holdings Co. Ltd.	23,800	514,120
	Sundrug Co. Ltd.	11,500	310,388
	Sysmex Corp.	100,400	1,119,215
	TDK Corp. (6762 JP)	124,101	2,168,318
	TIS, Inc.	49,600	1,708,761
	Toei Animation Co. Ltd.	9,100	170,552
	Tokio Marine Holdings, Inc. (8766 JP)	254,900	9,506,029
	Tokyo Electron Ltd.	52,500	11,574,686
	Tokyo Ohka Kogyo Co. Ltd.	5,200	189,766
	Tomy Co. Ltd.	900	18,515
#	Toridoll Holdings Corp.	8,500	246,196
	Toyo Suisan Kaisha Ltd.	1,900	137,721
	Trend Micro, Inc. (4704 JP)	29,500	1,505,457
	Unicharm Corp.	105,301	651,516
	USS Co. Ltd.	58,600	646,819
	Welcia Holdings Co. Ltd.	10,922	217,816
	Yamazaki Baking Co. Ltd.	7,200	141,499
	Yokogawa Electric Corp.	52,800	1,579,483
	Zensho Holdings Co. Ltd.	24,400	1,519,291
	ZOZO, Inc.	96,000	829,873
TOTAL JAPAN			259,171,866
NETHERLANDS — (3.5%)
	ASML Holding NV (ASML NA)	3,091	3,268,143
	ASML Holding NV (ASML US)	28,336	30,014,341
	Wolters Kluwer NV	66,610	8,165,423
TOTAL NETHERLANDS			41,447,907
NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	3,013	18,620
#	Chorus Ltd. (CNU NZ)	159,898	856,262
	Contact Energy Ltd.	9,939	52,983
	Fisher & Paykel Healthcare Corp. Ltd.	33,477	709,715

19

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mainfreight Ltd.	12,798	$441,365
	Spark New Zealand Ltd.	135,604	190,107
TOTAL NEW ZEALAND			2,269,052
NORWAY — (0.5%)
	AF Gruppen ASA	2,755	46,273
	Bluenord ASA	108	4,932
	Borregaard ASA	13,187	249,744
#	Gjensidige Forsikring ASA	6,613	177,971
#	Hoegh Autoliners ASA	1,319	11,819
	Kongsberg Gruppen ASA	36,951	942,002
	Mowi ASA	26,474	581,978
#	Orkla ASA	7,103	72,140
	Protector Forsikring ASA	13,853	624,047
#	Salmar ASA	3,714	208,556
	Storebrand ASA	112,723	1,746,869
	Telenor ASA	43,162	641,885
#	TOMRA Systems ASA	16,984	207,340
	Var Energi ASA	69,993	235,169
	Veidekke ASA	32,945	510,080
TOTAL NORWAY			6,260,805
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	28,047	563,494
	Jeronimo Martins SGPS SA	23,855	614,386
TOTAL PORTUGAL			1,177,880
SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	133,663	5,533,983
	Sembcorp Industries Ltd.	213,800	1,071,255
	Singapore Airlines Ltd.	9,700	49,378
	Singapore Exchange Ltd.	177,800	2,307,053
	Singapore Technologies Engineering Ltd.	304,300	1,982,532
	Yangzijiang Shipbuilding Holdings Ltd.	510,900	1,379,816
TOTAL SINGAPORE			12,324,017
		Shares	Value»
SPAIN — (2.9%)
	ACS Actividades de Construccion y Servicios SA	38,941	$3,197,406
Ω	Aena SME SA	123,810	3,362,824
	Amadeus IT Group SA	50,562	3,864,994
	Bankinter SA	30,315	456,975
	Endesa SA	69,616	2,495,734
	Ferrovial SE	105,318	6,462,769
	Iberdrola SA	151,087	3,061,968
#	Industria de Diseno Textil SA	110,684	6,112,013
	Naturgy Energy Group SA	20,116	609,288
	Telefonica SA (TEF SM)	965,080	4,894,088
TOTAL SPAIN			34,518,059
SWEDEN — (2.9%)
	AAK AB	12,962	362,452
	AddTech AB, Class B	41,999	1,414,975
	Alfa Laval AB	13,640	648,277
#	Assa Abloy AB, Class B	6,507	245,213
	Atlas Copco AB (ATCOA SS), Class A	253,368	4,245,448
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,136,063
	Avanza Bank Holding AB	30,198	1,160,647
	Axfood AB	25,778	702,428
	Epiroc AB (EPIA SS), Class A	42,925	905,114
	Epiroc AB (EPIB SS), Class B	25,518	476,231
Ω	Evolution AB	7,552	503,171
#	H & M Hennes & Mauritz AB, Class B	72,016	1,360,103
	Hemnet Group AB	14,063	306,935
	Indutrade AB	34,001	908,924
	Lagercrantz Group AB, Class B	43,671	1,068,399
	Lifco AB, Class B	18,429	711,533
	Medicover AB, Class B	16,035	435,937
	Mycronic AB	21,742	510,041
	Nordnet AB publ	33,693	972,895
	Sandvik AB	36,505	1,103,892
	Sectra AB, Class B	30,190	957,692
	Sweco AB, Class B	22,525	405,867
	Tele2 AB, Class B	151,957	2,413,969

20

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	$3,335,015
	Volvo AB (VOLVA SS), Class A	26,464	723,190
	Volvo AB (VOLVB SS), Class B	212,273	5,815,229
TOTAL SWEDEN			33,829,640
SWITZERLAND — (7.9%)
	ABB Ltd.	49,749	3,698,715
	Geberit AG	9,600	7,017,829
	Kuehne & Nagel International AG	14,000	2,685,852
	Nestle SA	232,776	22,241,384
	Novartis AG (NOVN SW)	29,182	3,611,613
	Novartis AG (NVS US), Sponsored ADR	94,379	11,683,176
	Partners Group Holding AG	5,139	6,293,305
	Roche Holding AG (RO SW)	4,309	1,461,886
	Roche Holding AG (ROG SW)	94,629	30,652,242
	SGS SA	45,576	5,139,596
TOTAL SWITZERLAND			94,485,598
UNITED KINGDOM — (12.7%)
	Admiral Group PLC	52,109	2,243,668
Ω	Airtel Africa PLC	257,738	937,309
	Ashtead Group PLC	153,457	10,250,125
	AstraZeneca PLC (AZN LN)	14,419	2,378,393
	AstraZeneca PLC (AZN US), Sponsored ADR	189,468	15,612,163
Ω	Auto Trader Group PLC	237,916	2,440,800
	Bunzl PLC	34,678	1,054,132
*	Carnival PLC (CCL LN)	18,752	487,174
*	Carnival PLC (CUK US), ADR	3,840	99,878
	Coca-Cola HBC AG	29,306	1,329,849
	Compass Group PLC	167,527	5,545,103
#	Diageo PLC (DEO US), Sponsored ADR	37,543	3,457,335
	Diageo PLC (DGE LN)	21,446	493,295
	Experian PLC	130,958	6,108,556
	Fresnillo PLC	31,909	933,120
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	4,318	$904,225
	GSK PLC (GSK LN)	106,170	2,485,805
#	GSK PLC (GSK US), Sponsored ADR	245,083	11,484,608
	Howden Joinery Group PLC	1,725	19,592
	IMI PLC	31,144	979,135
	Imperial Brands PLC	287,207	11,411,965
	InterContinental Hotels Group PLC (IHG US), ADR	1	164
	Intertek Group PLC	27,700	1,845,042
	Legal & General Group PLC	809,429	2,529,399
	Marks & Spencer Group PLC	429,837	2,246,250
	Next PLC	33,755	6,342,229
	Reckitt Benckiser Group PLC	205,808	15,742,058
	RELX PLC (REL LN)	57,560	2,543,943
	RELX PLC (RELX US), Sponsored ADR	78,406	3,468,681
	RELX PLC (REN NA)	71,813	3,162,908
	Rightmove PLC	199,327	1,750,181
	Rolls-Royce Holdings PLC	1,013,423	15,595,358
	Sage Group PLC	199,857	3,020,912
	St. James's Place PLC	120,279	2,052,205
#	Unilever PLC (UL US), Sponsored ADR	166,425	10,017,121
TOTAL UNITED KINGDOM			150,972,681
TOTAL COMMON STOCKS			1,142,105,006
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $773,507,019)			1,142,105,006

21

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	4,114,838	$47,596,330
TOTAL INVESTMENTS — (100.0%)
(Cost $821,103,348)			$1,189,701,336
As of October 31, 2025, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	12	12/19/25	$4,103,091	$4,124,400	$21,309
Total Futures Contracts			$4,103,091	$4,124,400	$21,309
As of October 31, 2025, the value of Rule 144A securities amounted to $10,046,566 or 0.9% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,769,321	$70,252,142	—	$73,021,463
Austria	—	1,989,348	—	1,989,348
Belgium	1,173,729	8,530,331	—	9,704,060
Canada	125,644,502	—	—	125,644,502
Denmark	1,582,720	13,876,787	—	15,459,507
Finland	—	7,262,650	—	7,262,650
France	—	112,066,632	—	112,066,632
Germany	443,589	100,844,077	—	101,287,666
Hong Kong	—	17,184,620	—	17,184,620
Ireland	—	2,466,320	—	2,466,320
Israel	1,300,075	9,413,803	—	10,713,878
Italy	3,298,656	25,548,199	—	28,846,855
Japan	1,648,602	257,523,264	—	259,171,866
Netherlands	30,014,341	11,433,566	—	41,447,907
New Zealand	—	2,269,052	—	2,269,052
Norway	—	6,260,805	—	6,260,805
Portugal	—	1,177,880	—	1,177,880
Singapore	—	12,324,017	—	12,324,017
Spain	—	34,518,059	—	34,518,059
Sweden	—	33,829,640	—	33,829,640
Switzerland	11,683,176	82,802,422	—	94,485,598
United Kingdom	44,139,950	106,832,731	—	150,972,681

22

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Canada	—	—	—	—
Securities Lending Collateral	—	$47,596,330	—	$47,596,330
Total Investments in Securities	$223,698,661	$966,002,675	—	$1,189,701,336
Financial Instruments
Assets
Futures Contracts**	$21,309	—	—	21,309
Total Financial Instruments	$21,309	—	—	$21,309
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
23

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2025

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.4%)
	Accent Group Ltd.	63,447	$53,116
	Acrow Ltd.	67,333	49,751
#	ARB Corp. Ltd.	24,068	565,770
	AUB Group Ltd.	21,862	528,086
*	Audinate Group Ltd.	449	1,445
	Aussie Broadband Ltd.	37,107	144,363
*	Austal Ltd.	59,643	264,466
	Australian Clinical Labs Ltd.	36,962	62,796
	Australian Ethical Investment Ltd.	25,309	115,695
	Australian Finance Group Ltd.	43,070	67,060
††	AVZ Minerals Ltd.	336,495	35,282
*	Baby Bunting Group Ltd.	17,170	30,745
#	Beacon Lighting Group Ltd.	28,954	52,914
*	Bellevue Gold Ltd.	216,525	166,031
*	Boss Energy Ltd.	3,641	4,725
#	Bravura Solutions Ltd.	73,643	138,605
#	Breville Group Ltd.	30,432	590,480
*	Capricorn Metals Ltd.	107,779	907,516
*	Catalyst Metals Ltd.	39,768	175,903
*	Catapult Sports Ltd.	22,005	96,612
#*	Cettire Ltd.	48,710	21,946
	Champion Iron Ltd.	2,462	8,904
#	Clinuvel Pharmaceuticals Ltd.	9,055	68,054
#	Cobram Estate Olives Ltd.	16,939	37,639
	Codan Ltd.	29,274	693,237
#	Cogstate Ltd.	6,282	11,312
	Collins Foods Ltd.	26,555	185,732
	Data#3 Ltd.	47,477	273,391
	Dicker Data Ltd.	19,198	128,506
#	Eagers Automotive Ltd.	35,925	799,451
*	Emerald Resources NL	159,779	496,196
	Energy One Ltd.	1,136	14,201
*	Energy Resources of Australia Ltd.	44,404	73
	EVT Ltd.	20,183	190,702
*	Genesis Minerals Ltd.	172,908	657,845
	GenusPlus Group Ltd.	11,579	52,640
	GR Engineering Services Ltd.	26,710	63,957
	GWA Group Ltd.	35,068	56,658
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	49,856	$181,871
	HUB24 Ltd.	8,323	620,184
	Imdex Ltd.	91,945	206,700
	Infomedia Ltd.	69,648	76,743
	Inghams Group Ltd.	108,895	172,358
	IRESS Ltd.	12,874	74,544
	Jumbo Interactive Ltd.	10,368	79,563
#	Kogan.com Ltd.	8,684	18,058
	Lovisa Holdings Ltd.	17,049	403,355
	Lycopodium Ltd.	3,894	32,071
#	MA Financial Group Ltd.	22,193	139,666
*	Macquarie Technology Group Ltd.	2,866	123,975
#	Mader Group Ltd.	5,695	33,063
	McMillan Shakespeare Ltd.	18,902	212,752
*	Megaport Ltd.	32,688	351,112
	Metcash Ltd.	231,542	576,753
	Monadelphous Group Ltd.	26,446	401,959
#	Myer Holdings Ltd.	157,534	40,664
*	Nanosonics Ltd.	27,624	82,728
	Netwealth Group Ltd.	352	7,085
*	Neuren Pharmaceuticals Ltd.	16,162	229,419
	nib holdings Ltd.	132,496	653,019
#	Nick Scali Ltd.	27,080	449,848
	NRW Holdings Ltd.	9,227	29,235
*	Nuix Ltd.	27,149	43,340
	Objective Corp. Ltd.	6,021	72,696
#*	Ora Banda Mining Ltd.	100,480	79,087
*	Pantoro Gold Ltd.	31,982	106,811
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	128,037
#	Propel Funeral Partners Ltd.	13,636	44,734
#	PWR Holdings Ltd.	21,649	120,397
	Ramelius Resources Ltd.	193,799	419,263
	Regis Healthcare Ltd.	37,883	183,608
	Regis Resources Ltd.	80,841	339,371
	Ridley Corp. Ltd.	83,115	160,998
*	RPMGlobal Holdings Ltd.	60,700	193,252
	Servcorp Ltd.	9,221	44,521
	Service Stream Ltd.	66,453	98,586
*	SiteMinder Ltd.	9,811	45,543

24

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Smart Parking Ltd.	19,697	$16,228
	SmartGroup Corp. Ltd.	44,344	237,053
	Southern Cross Electrical Engineering Ltd.	30,518	49,061
	SRG Global Ltd.	62,796	112,919
	Super Retail Group Ltd.	29,619	309,558
*	Superloop Ltd.	88,032	179,601
#*	Telix Pharmaceuticals Ltd.	27,127	287,048
*	Temple & Webster Group Ltd.	28,945	449,856
*	Tuas Ltd.	44,177	203,326
*	Tyro Payments Ltd.	88,693	64,368
#	Universal Store Holdings Ltd.	2,072	12,019
	Ventia Services Group Pty. Ltd.	182,575	683,846
#	Vulcan Steel Ltd.	13,022	61,727
*	WEB Travel Group Ltd.	88,931	242,629
*	Webjet Group Ltd.	88,931	48,845
*	West African Resources Ltd.	216,590	178,893
	Westgold Resources Ltd.	112,373	385,930
*	Zip Co. Ltd.	298,858	750,975
TOTAL AUSTRALIA			19,362,656
AUSTRIA — (1.4%)
	ANDRITZ AG	22,725	1,718,142
Ω	BAWAG Group AG	12,859	1,661,785
	DO & Co. AG	1,869	445,844
*	Eurotelesites AG	8,017	44,728
	Oesterreichische Post AG	8,207	283,700
	Strabag SE (STR AV)	2,166	169,457
TOTAL AUSTRIA			4,323,656
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	353	87,914
	Colruyt Group NV	6,576	245,587
	Deme Group NV	1,593	240,681
#	D'ieteren Group	3,590	655,795
	EVS Broadcast Equipment SA	2,260	94,494
	Fagron	19,119	454,313
#	Ion Beam Applications	743	9,354
	Jensen-Group NV	433	31,237
#	Kinepolis Group NV	3,664	125,655
	Lotus Bakeries NV	120	1,046,959
		Shares	Value»
BELGIUM — (Continued)
#	Melexis NV	5,576	$401,321
	Solvay SA	20,216	620,483
	Van de Velde NV	1,744	60,813
TOTAL BELGIUM			4,074,606
BRAZIL — (0.0%)
*	Aura Minerals, Inc.	2,492	80,566
CANADA — (12.7%)
*	5N Plus, Inc.	13,400	191,654
	AG Growth International, Inc.	5,814	149,563
*	Air Canada	20,074	263,923
*	Allied Gold Corp.	10,941	166,469
	Amerigo Resources Ltd.	15,100	32,944
	Andlauer Healthcare Group, Inc.	4,756	184,469
*	Aritzia, Inc.	26,722	1,866,568
*	Athabasca Oil Corp.	1,894	9,304
*	ATS Corp. (ATS CN)	5,213	143,394
	Badger Infrastructure Solutions Ltd.	11,038	579,150
	Bird Construction, Inc.	14,525	311,927
	Black Diamond Group Ltd.	9,300	99,130
#	Boyd Group, Inc.	5,138	820,695
	BRP, Inc. (DOO CN)	2,112	132,483
	BRP, Inc. (DOOO US)	1,490	93,602
*	CAE, Inc. (CAE US)	1,450	40,687
*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	104,435
*	Canada Packers, Inc.	2,352	28,055
*	Celestica, Inc. (CLS US)	2,602	896,337
	CES Energy Solutions Corp.	41,389	283,589
*	Cipher Pharmaceuticals, Inc.	2,100	22,160
	Colliers International Group, Inc. (CIGI US)	5,160	823,175
	Computer Modelling Group Ltd.	27,056	102,626
*	D2L, Inc.	2,500	30,997
	Definity Financial Corp.	11,841	550,872
*	Descartes Systems Group, Inc. (DSGX US)	10,648	939,260
*	Docebo, Inc.	1,000	25,061

25

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dominion Lending Centres, Inc.	2,900	$22,744
	DPM Metals, Inc.	15,960	341,378
#	Dye & Durham Ltd.	4,976	18,271
*	Electrovaya, Inc.	1,947	12,591
	Endeavour Mining PLC	22,067	884,065
	Enghouse Systems Ltd.	4,663	69,186
#*	ERO Copper Corp. (ERO CN)	17,559	374,954
	Evertz Technologies Ltd.	8,600	78,608
#	Exchange Income Corp.	5,805	318,032
	Extendicare, Inc.	25,468	291,623
	Fiera Capital Corp.	3,574	16,028
	Finning International, Inc.	45,321	2,450,963
*	Firan Technology Group Corp.	3,200	24,915
	First Majestic Silver Corp. (AG US)	25,400	324,358
	FirstService Corp. (FSV US)	5,078	809,484
#	Freehold Royalties Ltd.	15,268	154,471
*	GDI Integrated Facility Services, Inc.	515	10,832
	Gibson Energy, Inc.	49,372	841,670
#	Gildan Activewear, Inc. (GIL US)	8,429	491,326
#	goeasy Ltd.	2,107	253,357
	Hammond Power Solutions, Inc.	1,500	228,869
	Headwater Exploration, Inc.	63,496	335,012
	Information Services Corp.	4,303	113,853
Ω	Jamieson Wellness, Inc.	12,261	304,394
*	K92 Mining, Inc.	61,362	815,943
	Keyera Corp.	22,840	674,346
*	Kinaxis, Inc.	3,926	475,414
#	Labrador Iron Ore Royalty Corp.	18,300	377,599
	Lundin Gold, Inc.	25,205	1,713,519
	Maple Leaf Foods, Inc.	11,760	226,052
*	MDA Space Ltd.	17,284	337,411
*	Medexus Pharmaceuticals, Inc.	3,300	6,588
		Shares	Value»
CANADA — (Continued)
	Medical Facilities Corp.	3,300	$33,999
*	New Gold, Inc. (NGD CN)	88,600	652,553
*	New Gold, Inc. (NGD US)	66,894	491,002
	North West Co., Inc.	15,170	492,129
	OceanaGold Corp.	27,200	608,366
	OR Royalties, Inc. (OR US)	25,638	819,903
*	Orla Mining Ltd. (OLA CN)	10,200	105,233
*	Orla Mining Ltd. (ORLA US)	30,757	317,412
	Parkland Corp.	38,777	1,104,794
	Pason Systems, Inc.	15,731	134,031
	Pet Valu Holdings Ltd.	9,351	232,017
	PHX Energy Services Corp.	9,100	49,440
	Pine Cliff Energy Ltd.	49,359	26,746
	Pollard Banknote Ltd.	600	8,667
	PrairieSky Royalty Ltd.	54,246	973,879
	Premium Brands Holdings Corp.	9,736	671,257
#	Propel Holdings, Inc.	4,448	80,933
	Pulse Seismic, Inc.	14,400	30,185
	Quebecor, Inc., Class B	25,087	800,251
	Richelieu Hardware Ltd.	8,872	243,220
	Rogers Sugar, Inc.	16,562	72,976
	Savaria Corp.	14,977	235,032
	Secure Waste Infrastructure Corp.	76,841	959,314
	Sienna Senior Living, Inc.	22,092	301,480
	Sprott, Inc. (SII CN)	1,200	98,529
	Sprott, Inc. (SII US)	5,885	482,276
	Stella-Jones, Inc.	15,153	860,098
*	SunOpta, Inc. (STKL US)	13,263	69,233
	Sylogist Ltd.	3,400	16,363
*	Taseko Mines Ltd. (TGB US)	11,400	51,642
*	Taseko Mines Ltd. (TKO CN)	27,426	124,170
	TELUS Corp.	9,810	143,455
*	Tenaz Energy Corp.	3,200	61,055
#	TerraVest Industries, Inc.	3,307	320,149
	TFI International, Inc. (TFII US)	3,300	296,109
#	Topaz Energy Corp.	24,519	435,295

26

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries Ltd.	7,921	$951,672
	TransAlta Corp.	25,233	445,867
	TransAlta Corp.	52,100	920,865
	Trican Well Service Ltd.	56,044	209,783
	Triple Flag Precious Metals Corp. (TFPM US)	7,390	205,146
*	Trisura Group Ltd. (TSU CN)	5,943	163,771
*	Viemed Healthcare, Inc.	8,932	57,701
*	Wall Financial Corp.	2,300	25,894
*	Wesdome Gold Mines Ltd.	49,200	742,271
	Westshore Terminals Investment Corp.	8,414	154,656
TOTAL CANADA			38,571,204
DENMARK — (2.3%)
*	ALK-Abello AS	31,893	1,052,100
#	Ambu AS, Class B	11,628	180,868
#	cBrain AS	3,479	81,013
	Chemometec AS	4,914	600,542
*	Demant AS	12,853	427,621
	ISS AS	35,376	1,115,013
	MT Hoejgaard Holding AS	275	18,040
#*Ω	Netcompany Group AS	9,010	450,213
#*	NTG Nordic Transport Group AS	1,504	42,442
	Per Aarsleff Holding AS	2,292	260,265
	Ringkjoebing Landbobank AS	7,254	1,640,533
	Rockwool AS, Class A	526	18,017
	Rockwool AS, Class B	611	20,936
	Royal Unibrew AS	13,889	1,049,733
TOTAL DENMARK			6,957,336
FINLAND — (2.8%)
	Alma Media OYJ	5,579	95,208
#	Elisa OYJ	25,465	1,122,095
	eQ OYJ	1,222	15,494
	Harvia OYJ	4,474	186,984
	Hiab OYJ	3,913	216,703
	Kalmar OYJ, Class B	8,376	347,016
	Kesko OYJ (KESKOA FH), Class A	12,798	273,557
	Kesko OYJ (KESKOB FH), Class B	59,117	1,247,050
		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	3,148	$310,732
	Marimekko OYJ	7,952	117,219
#	Metso OYJ	29,528	484,229
	Orion OYJ (ORNAV FH), Class A	7,832	548,387
	Orion OYJ (ORNBV FH), Class B	27,053	1,889,191
	Puuilo OYJ	18,161	297,365
#*	QT Group OYJ	3,609	147,874
	Sampo OYJ, Class A	94,925	1,056,253
	Sanoma OYJ	6,329	77,356
	Vaisala OYJ, Class A	2,328	114,944
*	Verkkokauppa.com OYJ	2,707	12,364
TOTAL FINLAND			8,560,021
FRANCE — (4.9%)
	Aeroports de Paris SA	1,246	170,927
*	Bastide le Confort Medical	726	20,668
	Elis SA	23,483	653,981
	Equasens	334	14,620
	Eurofins Scientific SE	1,505	106,147
	Exosens SAS	1,123	63,085
	FDJ UNITED	29,328	854,533
*	Figeac Aero	1,042	14,597
	Gaztransport Et Technigaz SA	10,027	1,985,646
	Getlink SE	51,070	932,192
	GL Events SACA	495	15,808
*	ID Logistics Group SACA	1,159	526,401
	Infotel SA	775	35,999
	Interparfums SA	4,793	157,662
	Ipsen SA	5,178	727,671
	IPSOS SA	2,573	98,627
	JCDecaux SE	11,506	209,346
	Kaufman & Broad SA	3,850	129,561
#	Lectra	782	20,739
	Linedata Services	183	9,464
	Nexans SA	7,280	1,025,040
*	OVH Groupe SA	1,540	14,438
	Pluxee NV	15,298	295,519
	Rexel SA	3,209	111,272
	Robertet SA	176	168,914
	SEB SA	1,283	70,993
	Seche Environnement SACA	870	70,436
	Societe BIC SA	1,220	67,883
	Societe LDC SADIR	222	23,618
	Sodexo SA	12,218	676,516
	Sopra Steria Group	5,081	790,839
	SPIE SA	33,641	1,712,070
	Stef SA	683	95,272
	Sword Group	2,139	90,513

27

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Technip Energies NV	33,822	$1,374,325
#	Trigano SA	94	15,643
	Vallourec SACA	40,543	755,907
	VIEL & Cie SA	2,096	42,541
	Virbac SACA	523	213,856
	VusionGroup	1,401	389,410
TOTAL FRANCE			14,752,679
GERMANY — (5.9%)
	Adesso SE	355	38,334
	AlzChem Group AG	1,130	217,697
#	Amadeus Fire AG	226	13,745
	Atoss Software SE	2,860	383,570
	Bechtle AG	9,633	407,183
	Bilfinger SE	3,492	376,761
*	Ceconomy AG	28,388	145,336
	Cewe Stiftung & Co. KGaA	18	2,062
	CTS Eventim AG & Co. KGaA	15,249	1,366,178
	Dermapharm Holding SE	3,998	157,424
	Eckert & Ziegler SE	13,761	268,929
	Elmos Semiconductor SE	2,015	190,557
	Energiekontor AG	2,022	78,895
	Fabasoft AG	987	17,171
	Fielmann Group AG	8,389	458,153
	flatexDEGIRO AG	17,548	665,630
	Freenet AG	20,446	635,827
	Friedrich Vorwerk Group SE	1,386	149,227
	FUCHS SE	6,923	245,573
	GEA Group AG	33,419	2,390,382
	Hensoldt AG	14,387	1,533,620
	HUGO BOSS AG	6,429	285,222
	Init Innovation in Traffic Systems SE	748	40,320
*	IONOS Group SE	7,092	251,881
	IVU Traffic Technologies AG	3,749	88,651
#	Kontron AG	4,880	127,556
	Krones AG	3,266	474,381
#	Nagarro SE	2,210	123,259
*	Nordex SE	20,538	606,502
	Pfeiffer Vacuum Technology AG	139	24,990
*	PVA TePla AG	329	10,061
#	Qiagen NV	7,428	348,002
	Rational AG	747	547,998
	RENK Group AG	10,868	827,449
	Schott Pharma AG & Co. KGaA	3,362	75,489
Ω	Scout24 SE	5,435	628,537
		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	437	$100,390
	Stroeer SE & Co. KGaA	9,269	405,557
	SUSS MicroTec SE	3,129	100,551
	Symrise AG	12,604	1,042,338
*Ω	TeamViewer SE	40,383	297,245
*	TUI AG	83,340	710,129
#	Vossloh AG	1,360	124,036
	Washtec AG	3,302	157,148
*Ω	Zalando SE	28,868	808,956
TOTAL GERMANY			17,948,902
HONG KONG — (1.6%)
	ASMPT Ltd.	17,200	181,043
	Best Mart 360 Holdings Ltd.	42,000	11,240
*	Bright Smart Securities & Commodities Group Ltd.	152,000	190,369
	CITIC Telecom International Holdings Ltd.	110,000	34,971
	C-Mer Medical Holdings Ltd.	64,000	14,996
*	Cowell e Holdings, Inc.	88,000	349,597
Ω	Crystal International Group Ltd.	78,000	68,369
*	Deep Source Holdings Ltd.	310,000	30,330
#*	DL Holdings Group Ltd.	24,000	7,801
	Dream International Ltd.	18,000	22,573
#*Ω	FIT Hon Teng Ltd.	242,000	181,051
	FSE Lifestyle Services Ltd.	41,000	30,500
	Giordano International Ltd.	172,000	32,735
*††	Gold Financial Holdings Ltd.	214,000	0
	IGG, Inc.	120,000	60,151
Ω	Impro Precision Industries Ltd.	27,000	17,379
	JBM Healthcare Ltd.	28,000	10,646
	Johnson Electric Holdings Ltd.	12,500	58,654
	KLN Logistics Group Ltd.	28,000	25,913
	Luk Fook Holdings International Ltd.	13,000	41,564

28

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Man Wah Holdings Ltd.	370,000	$225,879
*	Melco International Development Ltd.	133,499	80,201
*††	MH Development NPV	80,000	0
*	Midland Holdings Ltd.	38,000	10,723
	Modern Dental Group Ltd.	43,000	28,903
	NagaCorp Ltd.	160,000	107,284
	Nissin Foods Co. Ltd.	36,000	31,097
	Oriental Watch Holdings	28,000	12,252
	PAX Global Technology Ltd.	8,000	5,481
	PC Partner Group Ltd.	12,000	9,602
	PCCW Ltd.	971,687	694,143
	Perfect Medical Health Management Ltd.	132,000	23,440
	Pico Far East Holdings Ltd.	32,000	10,800
	Plover Bay Technologies Ltd.	128,000	105,587
Ω	Samsonite Group SA	308,100	644,256
	SmarTone Telecommunications Holdings Ltd.	25,000	15,529
*	Solomon Systech International Ltd.	164,000	10,532
	Stella International Holdings Ltd.	89,000	189,213
	SUNeVision Holdings Ltd.	211,000	163,892
	Tradelink Electronic Commerce Ltd.	178,000	23,363
	United Laboratories International Holdings Ltd.	158,000	255,809
	Vitasoy International Holdings Ltd.	192,000	187,781
	VSTECS Holdings Ltd.	80,000	99,052
	VTech Holdings Ltd.	42,100	343,355
	Xinyi Glass Holdings Ltd.	210,538	246,230
	YesAsia Holdings Ltd.	24,000	15,435
TOTAL HONG KONG			4,909,721
IRELAND — (0.3%)
	Cairn Homes PLC	49,225	109,381
	Glanbia PLC (GLB ID)	27,038	457,644
	Irish Continental Group PLC (IR5B ID)	40,436	267,566
TOTAL IRELAND			834,591
		Shares	Value»
ISRAEL — (0.9%)
#	Altshuler Shaham Finance Ltd.	6,068	$16,048
	Analyst IMS Investment Management Services Ltd.	721	30,133
	Arad Ltd.	2,055	32,838
	Automatic Bank Services Ltd.	1,364	9,482
*	Bet Shemesh Engines Holdings 1997 Ltd.	94	19,383
	Cohen Development Gas & Oil Ltd.	84	5,522
	Danel Adir Yeoshua Ltd.	1,587	219,608
	Danya Cebus Ltd.	1,341	56,375
	Delta Israel Brands Ltd.	658	21,331
	Electra Consumer Products 1970 Ltd.	2,404	83,257
	FMS Enterprises Migun Ltd.	369	21,228
	Fox Wizel Ltd.	1,581	182,151
*	Gilat Satellite Networks Ltd.	2,365	34,084
	Globrands Ltd.	90	14,847
	Hiper Global Ltd.	2,782	15,828
	IDI Insurance Co. Ltd.	2,449	145,208
	Inrom Construction Industries Ltd.	25,113	187,105
	Libra Insurance Co. Ltd.	2,988	14,712
	M Yochananof & Sons Ltd.	700	59,234
	Magic Software Enterprises Ltd. (MGIC US)	9,937	205,497
*	Malam - Team Ltd.	2,020	86,726
	Max Stock Ltd.	16,993	122,762
	Meitav Investment House Ltd.	10,788	339,404
	Novolog Ltd.	23,600	9,176
	One Software Technologies Ltd.	319	8,578
	Partner Communications Co. Ltd.	10,756	106,796
	Qualitau Ltd.	613	94,247
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	248,771
	Retailors Ltd.	3,984	71,380
#	Tadiran Group Ltd.	920	48,996
Ω	Tamar Petroleum Ltd.	4,239	52,476

29

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Telsys Ltd.	884	$53,401
	Tiv Taam Holdings 1 Ltd.	18,868	51,140
	YD More Investments Ltd.	6,747	91,977
TOTAL ISRAEL			2,759,701
ITALY — (4.6%)
	A2A SpA	36,319	105,820
	ACEA SpA	6,569	159,325
	Amplifon SpA	35,115	600,107
	Arnoldo Mondadori Editore SpA	50,889	122,291
	Azimut Holding SpA	39,046	1,528,134
	Banca Generali SpA	20,762	1,175,876
	Banca Mediolanum SpA	4,659	93,667
*Ω	BFF Bank SpA	45,285	546,614
#	Brembo NV	10,046	108,350
#	Brunello Cucinelli SpA	11,735	1,189,323
Ω	Carel Industries SpA	10,923	283,975
	Cembre SpA	763	55,582
	De' Longhi SpA	5,079	185,384
*Ω	doValue SpA	14,092	44,017
Ω	Enav SpA	20,417	106,681
	Fiera Milano SpA	2,922	26,480
*	Fincantieri SpA	16,008	411,859
	Hera SpA	44,222	198,476
	Intercos SpA	8,001	109,049
	Iveco Group NV	8,027	170,599
	Lottomatica Group SpA	986	24,313
	LU-VE SpA	2,501	104,134
	Maire SpA	52,339	794,665
#	MARR SpA	5,190	55,065
	Moltiply Group SpA	4,425	240,537
*	NewPrinces SpA	4,907	112,926
	Pharmanutra SpA	1,151	61,462
*Ω	Philogen SpA	526	15,038
#	Piaggio & C SpA	45,642	103,909
Ω	RAI Way SpA	34,041	233,278
	Recordati Industria Chimica e Farmaceutica SpA	14,533	865,030
	Reply SpA	7,137	1,001,641
#	Saipem SpA	267,614	697,655
#	Sanlorenzo SpA	3,013	117,803
	Sesa SpA	1,469	136,706
	SOL SpA	12,905	755,601
Ω	Technogym SpA	40,447	732,619
	TXT e-solutions SpA	983	37,455
	Webuild SpA	97,794	395,215
	Wiit SpA	1,016	23,134
		Shares	Value»
ITALY — (Continued)
#	Zignago Vetro SpA	7,166	$62,029
TOTAL ITALY			13,791,824
JAPAN — (20.6%)
#	&Do Holdings Co. Ltd.	3,700	25,914
	A&D HOLON Holdings Co. Ltd.	5,300	69,468
	Ad-sol Nissin Corp.	2,600	24,758
*	Aeon Fantasy Co. Ltd.	2,900	52,393
	Aeon Hokkaido Corp.	9,000	50,719
	Aeon Kyushu Co. Ltd.	1,200	23,337
	Ai Holdings Corp.	600	10,422
	Aica Kogyo Co. Ltd.	13,800	324,979
	Aidma Holdings, Inc.	700	13,418
	Airman Corp.	4,900	61,148
	AIT Corp.	2,500	32,485
*	Akebono Brake Industry Co. Ltd.	5,000	3,719
	Alleanza Holdings Co. Ltd.	4,600	31,154
	Altech Corp.	4,470	74,152
	Amano Corp.	14,300	379,404
	Amiyaki Tei Co. Ltd.	1,600	13,805
#	Amvis Holdings, Inc.	9,000	30,605
	Anest Iwata Corp.	800	7,871
	Anicom Holdings, Inc.	20,000	103,140
	Anycolor, Inc.	5,400	210,646
#*	AnyMind Group, Inc.	3,300	14,802
	Aoyama Zaisan Networks Co. Ltd.	6,400	83,397
	Appier Group, Inc.	4,900	41,131
	Arealink Co. Ltd.	8,800	58,019
	Argo Graphics, Inc.	16,800	149,030
#	Artner Co. Ltd.	2,100	26,839
	As One Corp.	14,742	240,647
	Asahi Kogyosha Co. Ltd.	1,100	22,398
	Asahi Net, Inc.	7,000	31,895
	Asahi Yukizai Corp.	2,400	74,795
	Asanuma Corp.	2,300	12,925
	ASKUL Corp.	13,500	122,747
*	Atom Corp.	2,100	7,383
	Atrae, Inc.	4,500	20,479
	Aucnet, Inc.	9,200	120,387
	Avant Group Corp.	7,100	72,940
	Axell Corp.	600	5,372
	Axial Retailing, Inc.	13,700	96,759
#	AZ-COM MARUWA Holdings, Inc.	12,100	80,685
	AZOOM Co. Ltd.	800	24,920
*	Bank of Innovation, Inc.	900	44,422
	Base Co. Ltd.	2,100	47,645
#	Beauty Garage, Inc.	2,600	23,847
	Belc Co. Ltd.	3,000	140,848

30

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	12,200	$104,822
*	Bengo4.com, Inc.	1,200	23,784
#	Bewith, Inc.	800	7,816
	Bic Camera, Inc.	25,500	257,051
	Blue Zones Holdings Co. Ltd.	4,900	249,378
#	Bookoff Group Holdings Ltd.	1,200	10,304
#	BrainPad, Inc.	4,700	50,980
	Broadmedia Corp.	2,530	27,852
#	BRONCO BILLY Co. Ltd.	800	19,415
	Bunka Shutter Co. Ltd.	9,300	122,656
#	Bushiroad, Inc.	8,600	16,031
	Business Engineering Corp.	1,400	57,344
	C Uyemura & Co. Ltd.	2,600	211,475
	Calbee, Inc.	12,400	230,773
#	Careerlink Co. Ltd.	2,200	33,695
	Celsys, Inc.	13,300	141,454
	Central Automotive Products Ltd.	9,900	115,255
	Central Security Patrols Co. Ltd.	1,400	24,721
#	Change Holdings, Inc.	10,500	76,961
	Charm Care Corp. KK	5,300	37,460
#	Chikaranomoto Holdings Co. Ltd.	2,800	25,664
	Chugoku Marine Paints Ltd.	7,100	189,801
	CKD Corp.	16,000	342,608
#	Colowide Co. Ltd.	22,300	241,907
	Como Co. Ltd.	1,000	21,273
	Computer Engineering & Consulting Ltd.	6,700	93,892
	Comture Corp.	7,600	78,117
	Copro-Holdings Co. Ltd.	2,200	14,736
#*	Core Concept Technologies, Inc.	700	4,311
	Core Corp.	2,800	37,405
	Cota Co. Ltd.	6,129	48,263
	Create Restaurants Holdings, Inc.	76,200	363,288
	Create SD Holdings Co. Ltd.	8,100	167,867
	Creek & River Co. Ltd.	1,600	15,208
	Cresco Ltd.	9,000	94,723
	CrowdWorks, Inc.	1,300	7,085
	CTS Co. Ltd.	8,600	49,528
	Curves Holdings Co. Ltd.	16,500	77,739
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	7,600	$151,230
	Daicel Corp.	7,200	61,949
	Dai-Dan Co. Ltd.	3,000	132,937
	Daiei Kankyo Co. Ltd.	1,000	22,239
	Daiichikosho Co. Ltd.	15,700	160,523
	Daikokutenbussan Co. Ltd.	2,100	84,369
	Daiseki Co. Ltd.	11,798	248,154
	Daitron Co. Ltd.	1,900	57,055
	Daiwabo Holdings Co. Ltd.	28,500	532,380
	Dear Life Co. Ltd.	10,300	73,789
	Densan System Holdings Co. Ltd.	2,400	55,448
	Dentsu Soken, Inc.	7,800	386,274
	Dexerials Corp.	47,100	759,719
	Digital Arts, Inc.	3,200	156,553
	Digital Hearts Holdings Co. Ltd.	4,700	29,219
	Digital Information Technologies Corp.	4,200	67,468
	Dip Corp.	9,600	131,756
	DMG Mori Co. Ltd.	18,000	279,170
	Double Standard, Inc.	1,200	13,123
	DTS Corp.	54,400	453,195
#	EAT&HOLDINGS Co. Ltd.	1,600	20,347
	Ebara Jitsugyo Co. Ltd.	3,600	97,923
	Ebase Co. Ltd.	8,200	24,041
	eGuarantee, Inc.	10,500	108,305
	E-Guardian, Inc.	400	4,600
	Elan Corp.	2,600	13,199
	Elecom Co. Ltd.	15,200	177,748
	EM Systems Co. Ltd.	9,000	47,693
	en, Inc.	9,800	98,852
	Entrust, Inc.	4,400	29,995
	ES-Con Japan Ltd.	6,900	44,814
	ESPEC Corp.	1,700	38,685
	Eternal Hospitality Group Co. Ltd.	1,200	21,819
	eWeLL Co. Ltd.	700	12,568
	EXEO Group, Inc.	14,000	201,919
	F&M Co. Ltd.	1,900	32,766
	FaithNetwork Co. Ltd.	4,500	24,151
	Fast Fitness Japan, Inc.	1,200	13,933
*	FDK Corp.	1,800	4,288
	Financial Partners Group Co. Ltd.	15,000	207,937
	FINDEX, Inc.	6,200	33,110
	Fintech Global, Inc.	19,400	12,813
#	Fixstars Corp.	5,000	65,147
	Focus Systems Corp.	1,600	16,776
	Food & Life Cos. Ltd.	900	43,896

31

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Forum Engineering, Inc.	5,800	$46,269
#	Forval Corp.	1,800	14,231
	FP Corp.	12,400	201,502
#	FP Partner, Inc.	1,600	23,490
	France Bed Holdings Co. Ltd.	6,400	54,670
	Freebit Co. Ltd.	4,100	42,200
	FTGroup Co. Ltd.	2,600	21,569
	Fuji Kyuko Co. Ltd.	6,700	107,746
	Fuji Seal International, Inc.	2,400	42,198
	Fuji United Holdings Co. Ltd.	900	6,847
	Fujibo Holdings, Inc.	1,200	53,128
	Fujimi, Inc.	12,200	190,786
	Fujio Food Group, Inc.	3,700	26,686
	Fujita Kanko, Inc.	1,800	130,311
	Fukuda Denshi Co. Ltd.	5,200	235,240
	Fukui Computer Holdings, Inc.	3,200	63,979
	FULLCAST Holdings Co. Ltd.	5,400	59,235
	Funai Soken Holdings, Inc.	10,630	167,461
#	Furuya Metal Co. Ltd.	400	7,377
	Fuso Chemical Co. Ltd.	5,600	185,654
	Future Corp.	13,500	190,347
	G-7 Holdings, Inc.	8,600	71,305
	GA Technologies Co. Ltd.	3,600	46,530
	Gakkyusha Co. Ltd.	1,800	26,516
#	Gakujo Co. Ltd.	1,800	18,834
	Galilei Co. Ltd.	6,400	148,865
#*	GENDA, Inc.	7,300	34,993
*	Geniee, Inc.	1,900	14,659
	Genki Global Dining Concepts Corp.	3,200	62,853
	Genky DrugStores Co. Ltd.	4,400	146,460
#	Gift Holdings, Inc.	2,400	50,234
#	giftee, Inc.	6,000	42,374
	Global Link Management KK	1,000	17,246
	GMO Financial Gate, Inc.	1,000	37,426
	GMO Financial Holdings, Inc.	10,300	60,103
	GMO GlobalSign Holdings KK	1,400	18,829
	GMO internet group, Inc.	15,938	356,967
		Shares	Value»
JAPAN — (Continued)
*	GNI Group Ltd.	5,000	$78,824
*	Gokurakuyu Holdings Co. Ltd.	3,700	11,513
	Goldwin, Inc.	9,903	163,577
	Greens Co. Ltd.	2,300	33,622
	grems, Inc.	3,600	53,684
	GungHo Online Entertainment, Inc.	3,200	54,114
	H.U. Group Holdings, Inc.	1,600	39,041
	Hakudo Co. Ltd.	300	4,314
	Halows Co. Ltd.	3,400	96,389
#	Hamee Corp.	1,900	6,388
	Happinet Corp.	4,200	171,082
	Hard Off Corp. Co. Ltd.	3,700	43,339
	Hazama Ando Corp.	17,200	192,461
#	Hennge KK	5,800	55,104
	Hiday Hidaka Corp.	4,800	102,461
*	Hino Motors Ltd.	40,400	91,776
	Hioki EE Corp.	2,868	110,166
	Hirose Tusyo, Inc.	400	9,729
#	HIS Co. Ltd.	10,800	91,684
	Hokuto Corp.	2,100	24,852
	Hoosiers Holdings Co. Ltd.	1,600	13,131
	Horiba Ltd.	400	37,163
#	Hotland Holdings Co. Ltd.	3,900	51,961
	IBJ, Inc.	7,600	39,625
	Ichibanya Co. Ltd.	15,820	92,343
	IDOM, Inc.	22,700	169,449
#	IG Port, Inc.	2,400	22,667
#	IKK Holdings, Inc.	2,500	12,288
	I'll, Inc.	3,200	50,583
	i-mobile Co. Ltd.	8,400	31,850
	Imuraya Group Co. Ltd.	2,200	35,377
#	I-NE Co. Ltd.	1,800	14,668
	I-Net Corp.	3,440	56,304
	Infomart Corp.	23,200	49,230
	Insource Co. Ltd.	16,000	90,457
	Intage Holdings, Inc.	900	9,962
	Intelligent Wave, Inc.	3,700	24,829
	Internet Initiative Japan, Inc.	7,500	135,319
#	IPS, Inc.	2,400	46,813
	ISB Corp.	3,900	45,403
	Ise Chemicals Corp.	800	163,301
	Ishihara Chemical Co. Ltd.	800	11,297
#	Istyle, Inc.	15,800	45,984
	Itfor, Inc.	9,100	89,981
#	ITmedia, Inc.	4,100	42,686
#	Ito En Ltd.	10,600	218,477

32

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Enex Co. Ltd.	11,000	$129,783
	Itoki Corp.	10,500	169,372
#	Iwaki Co. Ltd.	2,200	36,348
	JAC Recruitment Co. Ltd.	23,200	152,796
*	Jade Group, Inc.	3,000	31,594
	Japan Airport Terminal Co. Ltd.	11,800	366,643
	Japan Aviation Electronics Industry Ltd.	9,300	138,894
	Japan Business Systems, Inc.	1,400	13,434
*	Japan Communications, Inc.	34,900	33,906
	Japan Elevator Service Holdings Co. Ltd.	37,000	435,569
#	Japan Hospice Holdings, Inc.	1,300	11,413
	Japan Lifeline Co. Ltd.	14,500	137,635
	Japan Material Co. Ltd.	22,000	274,868
	Japan Property Management Center Co. Ltd.	3,500	28,449
	Japan System Techniques Co. Ltd.	4,400	60,964
	JBCC Holdings, Inc.	21,600	181,146
	JCU Corp.	6,400	188,762
	Jeol Ltd.	12,300	413,368
	JFE Systems, Inc.	1,600	19,466
#*	JIG-SAW, Inc.	1,700	44,722
#*	Jimoty, Inc.	2,100	17,247
	JINS Holdings, Inc.	4,000	201,815
	J-Lease Co. Ltd.	5,400	52,703
	JM Holdings Co. Ltd.	7,400	72,345
	JP-Holdings, Inc.	20,500	79,016
	Justsystems Corp.	10,400	335,896
	JVCKenwood Corp.	30,800	246,778
	Kaga Electronics Co. Ltd.	1,800	41,681
	Kagome Co. Ltd.	15,500	267,789
	Kakiyasu Honten Co. Ltd.	3,000	50,773
	Kamakura Shinsho Ltd.	10,700	40,135
	Kameda Seika Co. Ltd.	801	19,967
	Kanadevia Corp.	9,300	68,910
	Kanamic Network Co. Ltd.	5,200	16,216
	Kanematsu Corp.	11,200	226,753
	Kanro, Inc.	1,800	16,964
		Shares	Value»
JAPAN — (Continued)
	Kansai Paint Co. Ltd.	11,200	$179,764
#	Kappa Create Co. Ltd.	5,100	49,272
	Katitas Co. Ltd.	14,800	240,604
#	KeePer Technical Laboratory Co. Ltd.	5,200	123,870
	Keihan Holdings Co. Ltd.	13,500	273,501
	KH Neochem Co. Ltd.	5,200	92,991
#	Kibun Foods, Inc.	1,400	9,758
	Kintetsu Department Store Co. Ltd.	2,000	24,361
	Ki-Star Real Estate Co. Ltd.	1,600	54,316
	Kitz Corp.	1,900	21,300
	Koa Shoji Holdings Co. Ltd.	2,000	10,139
#	Kohoku Kogyo Co. Ltd.	1,200	27,001
	KOMEDA Holdings Co. Ltd.	14,600	275,069
	Komehyo Holdings Co. Ltd.	1,100	21,367
	Konoike Transport Co. Ltd.	3,800	78,593
	Kosaido Holdings Co. Ltd.	17,000	46,724
	Koshidaka Holdings Co. Ltd.	13,241	101,289
#	Kotobuki Spirits Co. Ltd.	22,500	269,756
*	Kourakuen Corp.	1,600	10,691
	Kozo Keikaku Engineering Holdings, Inc.	3,000	61,742
	Kura Sushi, Inc.	4,200	90,470
#	Kushikatsu Tanaka Holdings Co.	1,100	15,488
#	Kusuri No. Aoki Holdings Co. Ltd.	15,900	402,887
	Kyoritsu Maintenance Co. Ltd.	17,600	342,529
	LA Holdings Co. Ltd.	1,400	68,196
#	Lacto Japan Co. Ltd.	800	17,911
	LEC, Inc.	1,200	7,939
	Leopalace21 Corp.	48,000	196,024
	Life Corp.	10,800	169,434
	Lifedrink Co., Inc.	5,600	72,869
#	LIKE, Inc.	1,800	17,509
#	Link & Motivation, Inc.	13,500	43,078
#	LITALICO, Inc.	6,400	51,181
	M&A Capital Partners Co. Ltd.	1,100	21,004
#	Macbee Planet, Inc.	1,400	17,414
	Macnica Holdings, Inc.	22,000	313,208

33

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	12,800	$159,916
#	Management Solutions Co. Ltd.	3,400	29,514
	Mani, Inc.	22,800	218,119
	MarkLines Co. Ltd.	4,100	52,640
	Matching Service Japan Co. Ltd.	1,300	8,440
	Matsui Securities Co. Ltd.	30,200	150,438
	Matsuya Co. Ltd.	1,900	21,273
	Matsuyafoods Holdings Co. Ltd.	1,600	60,731
	Max Co. Ltd.	3,600	130,492
	Maxvalu Tokai Co. Ltd.	500	11,335
	MCJ Co. Ltd.	23,300	219,789
	MEC Co. Ltd.	4,900	144,550
	Media Do Co. Ltd.	1,100	12,983
#*	Medley, Inc.	4,700	64,157
	Meidensha Corp.	4,600	182,174
	Meiho Facility Works Ltd.	3,100	22,242
	Meiko Electronics Co. Ltd.	5,600	368,303
	Meisei Industrial Co. Ltd.	1,500	16,051
	MEITEC Group Holdings, Inc.	24,000	491,965
*	Mercari, Inc.	25,800	382,572
	METAWATER Co. Ltd.	5,600	120,196
	Micronics Japan Co. Ltd.	9,600	566,227
#	Midac Holdings Co. Ltd.	2,400	28,853
	Milbon Co. Ltd.	3,460	51,969
	Mirai Industry Co. Ltd.	1,100	23,781
	Miroku Jyoho Service Co. Ltd.	6,000	68,585
	Mitani Corp.	6,400	96,529
	Mitani Sekisan Co. Ltd.	2,300	112,389
	Mitsubishi Logisnext Co. Ltd.	8,200	81,657
	Mitsui E&S Co. Ltd.	11,300	459,401
	Mitsui High-Tec, Inc.	23,500	117,207
	Mitsui-Soko Holdings Co. Ltd.	9,900	259,808
	Miura Co. Ltd.	13,200	255,600
	MIXI, Inc.	6,700	135,204
	Miyaji Engineering Group, Inc.	4,000	51,259
	Mizuho Medy Co. Ltd.	2,000	21,152
	Monogatari Corp.	9,900	247,524
	Morinaga & Co. Ltd.	19,600	337,723
		Shares	Value»
JAPAN — (Continued)
	Morozoff Ltd.	2,700	$26,701
	MOS Food Services, Inc.	2,400	60,191
	MTI Ltd.	1,800	9,377
	Mugen Estate Co. Ltd.	2,500	33,005
	m-up Holdings, Inc.	11,300	141,170
	Musashi Seimitsu Industry Co. Ltd.	5,100	115,056
	Nagase Brothers, Inc.	1,700	24,750
	Nagawa Co. Ltd.	1,600	62,098
	Nakanishi, Inc.	20,400	270,100
	Namura Shipbuilding Co. Ltd.	9,100	308,636
	NCD Co. Ltd./Shinagawa	1,900	32,955
*	NE, Inc.	1,900	9,863
*	Net Protections Holdings, Inc.	4,000	20,612
	New Art Holdings Co. Ltd.	3,619	33,648
#	Nextage Co. Ltd.	13,500	202,862
#*	NexTone, Inc.	1,200	17,080
	Nichias Corp.	14,000	522,400
	Nichirei Corp.	32,400	383,531
	Nifco, Inc.	11,100	321,673
	Nihon Dengi Co. Ltd.	400	14,196
	Nihon M&A Center Holdings, Inc.	74,300	349,937
	Nippon Air Conditioning Services Co. Ltd.	6,700	56,966
	Nippon Aqua Co. Ltd.	3,900	23,633
	Nippon Gas Co. Ltd.	38,300	733,197
	Nippon Parking Development Co. Ltd.	74,700	130,898
	Nishimatsuya Chain Co. Ltd.	10,900	145,842
	Nissei ASB Machine Co. Ltd.	2,700	119,593
#	Nisso Holdings Co. Ltd.	8,200	34,210
	Nissui Corp.	33,700	234,788
	Nitto Boseki Co. Ltd.	1,600	90,311
	Nitto Kogyo Corp.	300	7,184
	Nittoc Construction Co. Ltd.	2,800	22,238
	Noevir Holdings Co. Ltd.	4,800	136,222
	Nojima Corp.	27,300	201,578
	NSD Co. Ltd.	19,600	418,766
	NSW, Inc.	2,200	35,441
	Oat Agrio Co. Ltd.	1,200	17,060
	Oenon Holdings, Inc.	4,100	13,718

34

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ohba Co. Ltd.	2,300	$16,577
	Ohsho Food Service Corp.	12,000	262,284
	Oisix ra daichi, Inc.	1,200	13,254
	Okinawa Cellular Telephone Co.	17,200	286,735
	Onward Holdings Co. Ltd.	14,300	60,013
	Ootoya Holdings Co. Ltd.	400	14,628
	Open Up Group, Inc.	9,000	100,398
	Optex Group Co. Ltd.	3,720	56,157
#*	Optim Corp.	4,900	17,759
	Organo Corp.	6,200	532,079
#	Oro Co. Ltd.	2,900	44,249
	Osaka Organic Chemical Industry Ltd.	3,900	96,812
	OSAKA Titanium Technologies Co. Ltd.	7,700	132,602
	OSG Corp.	10,600	153,682
	PAL GROUP Holdings Co. Ltd.	21,600	277,936
	Paramount Bed Holdings Co. Ltd.	4,500	103,054
#	Park24 Co. Ltd.	33,300	389,167
	Penta-Ocean Construction Co. Ltd.	39,300	359,791
*	PeptiDream, Inc.	14,600	147,826
#	Pharma Foods International Co. Ltd.	4,100	21,156
*	PIA Corp.	1,300	25,335
	Pigeon Corp.	33,600	380,069
	PILLAR Corp.	6,900	217,291
	Pilot Corp.	8,200	247,608
#	Plus Alpha Consulting Co. Ltd.	6,300	96,580
	Poppins Corp.	800	7,529
#	Port, Inc.	1,000	12,697
	Premium Group Co. Ltd.	10,200	130,578
	Premium Water Holdings, Inc.	800	17,189
	Prestige International, Inc.	27,000	115,951
	Pronexus, Inc.	700	4,962
#	Pro-Ship, Inc.	5,200	50,321
	Qol Holdings Co. Ltd.	2,200	27,738
	Quick Co. Ltd.	3,900	59,469
	Raito Kogyo Co. Ltd.	13,600	284,619
	Raksul, Inc.	9,800	67,283
		Shares	Value»
JAPAN — (Continued)
	Rakus Co. Ltd.	36,608	$295,529
	Relo Group, Inc.	29,300	315,410
	Renaissance, Inc.	1,700	11,587
	Resorttrust, Inc.	50,200	591,567
	Rheon Automatic Machinery Co. Ltd.	1,100	10,317
	Riken Keiki Co. Ltd.	5,800	132,101
	Riken Vitamin Co. Ltd.	300	5,446
	Ringer Hut Co. Ltd.	5,000	72,111
#	Riso Kyoiku Group Corp.	12,105	15,459
	Roland Corp.	2,800	59,317
	Rorze Corp.	15,700	218,629
	Round One Corp.	62,600	449,481
	Royal Holdings Co. Ltd.	5,400	89,681
	Saizeriya Co. Ltd.	3,600	117,713
#	Samco, Inc.	900	24,149
	Sangetsu Corp.	8,500	166,208
	Sanki Engineering Co. Ltd.	4,800	164,957
	Sankyu, Inc.	4,900	250,195
*	Sansan, Inc.	7,900	93,189
	Santec Holdings Corp.	900	53,134
	Sato Foods Co. Ltd.	600	30,389
#	SBI Global Asset Management Co. Ltd.	12,700	48,837
	SBS Holdings, Inc.	5,900	129,751
	Seika Corp.	1,800	26,837
	Seiko Group Corp.	3,900	179,103
	Seiren Co. Ltd.	8,500	174,065
	Senko Group Holdings Co. Ltd.	18,000	234,939
	Senshu Electric Co. Ltd.	3,300	96,661
	Seria Co. Ltd.	14,476	275,650
	Seven Bank Ltd.	124,400	228,523
#	SFP Holdings Co. Ltd.	1,600	20,971
	Sharingtechnology, Inc.	3,000	18,169
	Shibaura Mechatronics Corp.	3,600	424,040
*	SHIFT, Inc.	38,985	268,727
	Shimadaya Corp.	1,400	16,012
	Shin Maint Holdings Co. Ltd.	5,200	38,250
	Shinnihonseiyaku Co. Ltd.	4,000	56,062
	Ship Healthcare Holdings, Inc.	20,100	300,685
	SHO-BOND Holdings Co. Ltd.	6,900	218,947
	Shoei Co. Ltd.	13,700	145,523

35

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SIGMAXYZ Holdings, Inc.	19,600	$111,149
*	Simplex Holdings, Inc.	5,700	158,937
	Sinfonia Technology Co. Ltd.	4,300	295,956
	Sinko Industries Ltd.	10,500	87,725
	SKY Perfect JSAT Holdings, Inc.	4,200	41,328
#	Smaregi, Inc.	500	9,220
	SMS Co. Ltd.	19,900	171,520
	Socionext, Inc.	30,900	695,391
	Softcreate Holdings Corp.	5,000	69,169
	Software Service, Inc.	800	71,115
	Solasto Corp.	14,600	47,708
	Soliton Systems KK	3,900	43,361
	Sparx Group Co. Ltd.	7,020	70,813
#	S-Pool, Inc.	1,100	2,019
#	SRA Holdings	3,100	100,441
	SRS Holdings Co. Ltd.	6,600	49,077
	ST HD Co. Ltd.	6,700	113,057
	St. Marc Holdings Co. Ltd.	1,800	31,095
	Star Mica Holdings Co. Ltd.	2,600	19,188
	Starts Corp., Inc.	7,800	242,298
	Step Co. Ltd.	1,600	25,177
	STI Foods Holdings, Inc.	2,400	19,982
	Strike Co. Ltd.	3,100	76,369
	Studio Alice Co. Ltd.	1,900	25,033
*	Sun*, Inc. (4053 JP)	1,600	4,483
	SWCC Corp.	6,900	335,242
	System D, Inc.	800	10,110
	System Research Co. Ltd.	2,000	26,359
	System Support Holdings, Inc.	1,700	33,529
#	Systems Engineering Consultants Co. Ltd.	1,200	20,098
	Systena Corp.	78,000	268,427
	Syuppin Co. Ltd.	8,200	67,616
	Taiyo Holdings Co. Ltd.	10,500	561,681
	Taiyo Yuden Co. Ltd.	2,600	73,845
	Takara & Co. Ltd.	2,200	58,039
	Takasago Thermal Engineering Co. Ltd.	8,400	249,263
	Takeuchi Manufacturing Co. Ltd.	11,300	465,872
#	Tama Home Co. Ltd.	5,500	128,881
	Tamron Co. Ltd.	43,200	306,787
		Shares	Value»
JAPAN — (Continued)
	Tanseisha Co. Ltd.	2,200	$18,980
	Tazmo Co. Ltd.	4,100	63,149
	TDC Soft, Inc.	10,200	89,168
	TechMatrix Corp.	11,600	164,057
	Technoflex Corp.	1,000	11,258
#	Tenpos Holdings Co. Ltd.	1,600	35,935
	TKC Corp.	8,200	214,548
	Toa Corp. (1885 JP)	2,500	38,293
	Tocalo Co. Ltd.	21,500	315,101
	Toho Co. Ltd. (8142 JP)	1,400	30,105
	Toho System Science Co. Ltd.	2,400	17,523
	Toho Titanium Co. Ltd.	10,500	107,616
	TOKAI Holdings Corp.	29,500	195,303
	Token Corp.	300	27,521
#	Tokyo Base Co. Ltd.	6,300	18,557
	Tokyo Electron Device Ltd.	6,900	134,812
	Tokyo Individualized Educational Institute, Inc.	7,300	21,071
	Tokyo Seimitsu Co. Ltd.	8,000	550,348
	Tokyotokeiba Co. Ltd.	5,500	197,215
	Tomy Co. Ltd.	25,400	522,522
	Toridoll Holdings Corp.	13,600	393,914
	Torishima Pump Manufacturing Co. Ltd.	400	5,424
	Tosei Corp.	6,900	146,804
	Toshiba TEC Corp.	7,100	143,309
	Totech Corp.	3,300	68,142
#	Toukei Computer Co. Ltd.	600	14,915
	Toumei Co. Ltd.	1,600	10,730
	Tow Co. Ltd.	4,900	11,771
	Towa Corp.	11,139	170,469
#	Toyo Gosei Co. Ltd.	1,600	72,727
	Traders Holdings Co. Ltd.	8,020	46,536
	Transaction Co. Ltd.	8,000	53,084
*	Transaction Media Networks, Inc.	6,200	15,927
	Transcosmos, Inc.	6,300	149,295
	TRE Holdings Corp.	500	5,010
#	Treasure Factory Co. Ltd.	2,600	28,183
#	Tri Chemical Laboratories, Inc.	2,900	55,976
	Tsuburaya Fields Holdings, Inc.	9,600	134,985
	Tsugami Corp.	6,500	115,207

36

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsuzuki Denki Co. Ltd.	900	$18,433
	ULS Group, Inc.	7,000	33,645
	Ulvac, Inc.	8,500	385,554
	U-Next Holdings Co. Ltd.	14,400	190,066
	United Arrows Ltd.	5,000	62,448
	User Local, Inc.	2,500	31,771
	UT Group Co. Ltd.	8,900	158,485
	Valqua Ltd.	6,500	163,529
#	Value HR Co. Ltd.	4,800	52,622
	ValueCommerce Co. Ltd.	5,000	21,806
	Vector, Inc.	12,500	94,233
	Vertex Corp.	12,000	107,380
	Vision, Inc.	9,800	77,773
*	Visional, Inc.	5,600	388,823
#	WA, Inc.	1,300	11,202
	Wacom Co. Ltd.	7,100	38,537
	Waseda Academy Co. Ltd.	3,700	57,086
#	Watahan & Co. Ltd.	3,300	30,627
	WATAMI Co. Ltd.	2,600	15,253
	WDB Holdings Co. Ltd.	2,100	21,988
	Weathernews, Inc.	4,000	104,265
	Wellnet Corp.	5,700	24,084
	West Holdings Corp.	7,315	69,965
	Will Group, Inc.	5,900	38,989
*	WingArc1st, Inc.	4,200	91,489
	Workman Co. Ltd.	3,000	112,840
	World Co. Ltd.	2,100	36,850
	YAKUODO Holdings Co. Ltd.	3,100	40,865
	YAMADA Consulting Group Co. Ltd.	3,600	41,051
	Yamaichi Electronics Co. Ltd.	4,500	133,316
#	Yamami Co.	900	23,399
	Yamaura Corp.	900	8,339
#	Yashima Denki Co. Ltd.	1,300	21,896
	Yonex Co. Ltd.	14,600	375,520
#*	Yoshimura Food Holdings KK	2,000	8,480
	Yoshinoya Holdings Co. Ltd.	19,900	392,816
#	Yossix Holdings Co. Ltd.	900	14,771
#	Yukiguni Factory Co. Ltd.	6,000	40,030
	Zenkoku Hosho Co. Ltd.	20,000	411,059
	Zenrin Co. Ltd.	2,500	16,711
		Shares	Value»
JAPAN — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	3,722	$48,303
#	ZIGExN Co. Ltd.	10,500	34,685
TOTAL JAPAN			62,275,890
NETHERLANDS — (2.1%)
	Akzo Nobel NV	16,155	1,067,605
	Arcadis NV	14,235	679,817
*Ω	Basic-Fit NV	7,314	217,109
	BE Semiconductor Industries NV	13,968	2,381,489
	Corbion NV	270	5,495
	IMCD NV	4,264	441,851
*	InPost SA	32,720	412,156
	Koninklijke BAM Groep NV	49,269	457,359
	Koninklijke Heijmans NV	3,896	276,008
	Nedap NV	1,373	165,193
#	PostNL NV	31,394	34,739
	TKH Group NV	3,040	134,393
TOTAL NETHERLANDS			6,273,214
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	183,698	62,547
	Briscoe Group Ltd.	6,337	19,585
	Freightways Group Ltd.	33,273	279,979
	Hallenstein Glasson Holdings Ltd.	11,317	63,795
#	NZME Ltd. (NZM NZ)	11,793	7,854
	NZX Ltd.	73,480	64,730
	Restaurant Brands New Zealand Ltd.	7,481	21,574
	Scales Corp. Ltd.	21,238	74,104
	Skellerup Holdings Ltd.	60,070	188,710
	SKY Network Television Ltd.	11,985	24,698
	TOWER Ltd.	56,842	60,121
#*	Vista Group International Ltd.	22,560	34,196
TOTAL NEW ZEALAND			901,893
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,624	49,456
	ABG Sundal Collier Holding ASA	119,624	83,017
	AF Gruppen ASA	5,231	87,860
	Atea ASA	22,915	349,111
	Bluenord ASA	2,815	128,548
	Borregaard ASA	5,500	104,162
	Bouvet ASA	23,439	148,809

37

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Elmera Group ASA	23,591	$75,891
	Elopak ASA	24,411	114,912
Ω	Europris ASA	44,317	382,098
Ω	Kid ASA	9,010	121,974
	Kitron ASA	55,251	410,767
	Medistim ASA	4,290	115,379
#Ω	Multiconsult ASA	5,352	90,855
	Norbit ASA	3,975	80,023
	Odfjell Technology Ltd.	4,019	23,075
*	OKEA ASA	6,412	11,545
#Ω	Okeanis Eco Tankers Corp.	2,766	95,361
	Rana Gruber ASA	4,523	28,517
	SATS ASA	21,973	78,728
*Ω	Scatec ASA	13,461	141,985
TOTAL NORWAY			2,722,073
PORTUGAL — (0.3%)
#	Altri SGPS SA	16,971	96,258
	Banco Comercial Portugues SA, Class R	5,227	4,614
	CTT-Correios de Portugal SA	31,173	271,036
	Mota-Engil SGPS SA	27,718	191,735
#	Navigator Co. SA	40,082	138,792
	NOS SGPS SA	76,360	330,879
TOTAL PORTUGAL			1,033,314
SINGAPORE — (1.0%)
	Aztech Global Ltd.	45,500	23,608
	Boustead Singapore Ltd.	18,100	24,854
	BRC Asia Ltd.	7,800	25,263
	Delfi Ltd.	68,200	42,433
	DFI Retail Group Holdings Ltd.	65,600	230,160
	First Resources Ltd.	83,400	125,640
	Food Empire Holdings Ltd.	48,100	87,157
	Frencken Group Ltd.	61,200	77,445
	Hong Leong Asia Ltd.	16,400	30,342
	HRnetgroup Ltd.	67,400	38,292
	iFAST Corp. Ltd.	31,300	232,816
	LHN Ltd.	25,700	16,106
	Micro-Mechanics Holdings Ltd.	15,800	21,588
	Netlink NBN Trust	441,300	332,216
	Pan-United Corp. Ltd.	27,400	23,556
	Propnex Ltd.	98,100	168,863
	Q&M Dental Group Singapore Ltd.	87,720	36,036
	Raffles Medical Group Ltd.	223,700	170,217
		Shares	Value»
SINGAPORE — (Continued)
*	Rex International Holding Ltd.	179,900	$23,126
	Riverstone Holdings Ltd.	117,700	81,368
	SATS Ltd.	150,700	395,768
	Seatrium Ltd.	5,900	9,843
	Sheng Siong Group Ltd.	206,900	368,644
	StarHub Ltd.	158,800	141,471
*	Thomson Medical Group Ltd.	620,100	28,077
	UMS Integration Ltd.	197,175	223,922
	UOB-Kay Hian Holdings Ltd.	16,600	31,208
	Valuetronics Holdings Ltd.	55,600	36,503
	Venture Corp. Ltd.	2,100	24,032
	Vicom Ltd.	33,700	41,154
TOTAL SINGAPORE			3,111,708
SPAIN — (2.7%)
	Acciona SA	3,386	749,464
	Audax Renovables SA	30,608	48,718
	Bankinter SA	44,079	664,457
	CIE Automotive SA	3,908	131,062
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	212,600
*	Distribuidora Internacional de Alimentacion SA	1,732	57,120
*	eDreams ODIGEO SA	9,822	82,204
	Ence Energia y Celulosa SA	4,331	13,227
	Fluidra SA	9,547	276,332
Ω	Global Dominion Access SA	10,267	37,623
	Indra Sistemas SA	37,303	2,063,506
	Laboratorios Farmaceuticos Rovi SA	6,930	488,601
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	51,545	68,314
	Logista Integral SA	21,593	719,634
	Melia Hotels International SA	33,213	274,841
Ω	Prosegur Cash SA	118,184	96,706
	Prosegur Cia de Seguridad SA	7,242	23,643
	Renta 4 Banco SA	926	21,035
	Sacyr SA	22,372	98,413

38

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	6,572	$113,649
*	Tecnicas Reunidas SA	10,270	367,583
	Tubacex SA	25,074	95,514
	Vidrala SA	6,016	573,060
	Viscofan SA	13,155	817,557
TOTAL SPAIN			8,094,863
SWEDEN — (2.6%)
	AddLife AB, Class B	22,648	489,279
	Addnode Group AB	31,624	368,043
	AQ Group AB	15,000	309,126
	Beijer Alma AB	8,618	263,072
	Bergman & Beving AB	3,825	135,015
	Betsson AB, Class B	5,880	91,637
	Bilia AB, Class A	17,266	241,729
	BioGaia AB, Class B	6,245	65,970
	Bufab AB	42,020	461,836
#	Cellavision AB	3,860	73,154
	Clas Ohlson AB, Class B	10,598	386,496
Ω	Coor Service Management Holding AB	12,743	62,574
	CTT Systems AB	968	19,254
*	Dynavox Group AB	12,425	127,839
*	Electrolux AB, Class B	2,347	15,145
	Electrolux Professional AB, Class B	55,121	382,840
#	Engcon AB	2,804	24,271
	Ework Group AB	2,192	21,973
	Hemnet Group AB	13,676	298,488
	Instalco AB	16,940	42,925
	INVISIO AB	8,775	279,024
	Lime Technologies AB	2,918	109,725
*	Medcap AB	3,367	215,618
	Micro Systemation AB, Class B	3,597	26,950
	MIPS AB	4,132	147,949
	Momentum Group AB	8,546	146,364
Ω	Munters Group AB	15,736	266,325
*	NCAB Group AB	37,830	232,527
	NCC AB, Class B	4,373	99,686
	Nederman Holding AB	4,197	71,201
	Nolato AB, Class B	8,734	57,800
	Note AB	2,797	55,534
	OEM International AB, Class B	20,968	341,021
	Proact IT Group AB	6,525	70,855
	RaySearch Laboratories AB	7,143	167,666
	Rvrc Holding AB	12,708	86,913
	Scandi Standard AB	3,558	36,848
		Shares	Value»
SWEDEN — (Continued)
Ω	Scandic Hotels Group AB	42,995	$417,910
	SkiStar AB	9,997	166,931
	Synsam AB	20,537	129,953
	Systemair AB	21,801	179,232
	TF Bank AB	6,142	119,731
	Troax Group AB	11,120	168,557
	Truecaller AB, Class B	46,868	139,704
	Vitec Software Group AB, Class B	8,760	305,733
	Volati AB	3,354	37,826
TOTAL SWEDEN			7,958,249
SWITZERLAND — (7.9%)
	Accelleron Industries AG (ACLN SW)	23,434	1,920,906
	APG SGA SA	377	99,339
*	Aryzta AG	7,819	501,318
	Avolta AG	12,335	650,227
*	Basilea Pharmaceutica Ag Allschwil	1,679	97,245
	Belimo Holding AG	3,044	3,284,306
	Bossard Holding AG, Class A	1,719	373,546
	Burckhardt Compression Holding AG	999	690,954
	Burkhalter Holding AG	567	100,690
*	Cicor Technologies Ltd.	563	154,829
	Cie Financiere Tradition SA	1,124	425,614
	Coltene Holding AG	468	26,375
	Daetwyler Holding AG	1,738	320,489
	dormakaba Holding AG	9,890	844,772
	Emmi AG	646	574,014
	Flughafen Zurich AG	403	119,040
	Georg Fischer AG	20,427	1,442,338
	Helvetia Holding AG	636	156,284
	Inficon Holding AG	5,830	699,416
	Interroll Holding AG	36	111,093
	Kardex Holding AG	2,288	860,611
*	LEM Holding SA	126	71,556
Ω	Medacta Group SA	2,186	405,028
	Mobilezone Holding AG	14,625	218,580
#*	Orior AG	1,085	18,324
	SFS Group AG	5,125	695,036
	Siegfried Holding AG	14,370	1,386,126
	SIG Group AG	7,165	80,110
	SKAN Group AG	1,832	119,693
	Softwareone Holding AG	11,538	118,561

39

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Stadler Rail AG	2,482	$60,862
	Sulzer AG	3,893	650,617
	Swissquote Group Holding SA	2,575	1,636,007
	Temenos AG	20,126	1,900,259
#Ω	VAT Group AG	4,282	1,871,306
	VZ Holding AG	4,613	901,140
	Ypsomed Holding AG	1,069	419,738
TOTAL SWITZERLAND			24,006,349
UNITED KINGDOM — (12.8%)
	4imprint Group PLC	7,740	338,955
	AG Barr PLC	4,994	43,896
Ω	Airtel Africa PLC	9,368	34,068
	AJ Bell PLC	81,220	573,396
Ω	Alfa Financial Software Holdings PLC	29,356	87,445
*	AO World PLC	44,960	62,877
#	Ashtead Technology Holdings PLC	16,300	70,156
	B&M European Value Retail SA	100,457	237,200
	Babcock International Group PLC	197,394	3,152,189
	Bloomsbury Publishing PLC	17,257	113,233
*	Burberry Group PLC	34,618	563,500
	Bytes Technology Group PLC (BYIT LN)	63,833	311,090
	Chemring Group PLC	22,499	169,603
	Clarkson PLC	6,119	291,657
	Coats Group PLC	431,804	464,037
	Computacenter PLC	24,476	922,325
Ω	Convatec Group PLC	207,723	667,120
	Cranswick PLC	15,010	973,769
	CVS Group PLC	19,843	323,703
	Domino's Pizza Group PLC	83,777	214,254
	dotdigital group PLC	13,805	12,346
	Dr. Martens PLC	33,197	39,709
	Dunelm Group PLC	37,158	545,729
	Energean PLC	41,424	524,994
	Entain PLC	11,113	115,750
*	Evoke PLC	29,607	16,755
	FDM Group Holdings PLC	26,704	42,200
	Firstgroup PLC	50,890	140,576
	Foresight Group Holdings Ltd.	7,357	44,105
*	Frontier Developments PLC	3,282	22,491
	Galliford Try Holdings PLC	15,138	103,321
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	8,702	$1,822,270
*	Gaming Realms PLC	34,011	18,394
	Gamma Communications PLC	23,390	305,365
	Greencore Group PLC	49,433	154,853
	Greggs PLC	29,037	615,448
	Harbour Energy PLC	49,338	146,040
	Hays PLC	153,725	119,373
*	Helios Towers PLC	78,561	154,492
	Hikma Pharmaceuticals PLC	38,301	926,482
	Hill & Smith PLC	23,052	652,302
	Hilton Food Group PLC	17,406	147,193
	Hochschild Mining PLC	52,640	228,825
	Hollywood Bowl Group PLC	42,980	152,274
	Howden Joinery Group PLC	123,221	1,399,527
	ICG PLC	3,019	76,694
	IDOX PLC	94,139	87,282
	IG Group Holdings PLC	55,816	817,011
	IMI PLC	56,929	1,789,789
	Inchcape PLC	100,016	1,003,645
*	Indivior PLC	23,853	700,557
	IntegraFin Holdings PLC	62,068	295,602
	International Workplace Group PLC	220,696	656,815
	ITV PLC	362,101	331,451
	J D Wetherspoon PLC	24,584	208,566
#	James Halstead PLC	93,307	171,121
	Johnson Service Group PLC	84,067	149,703
	Kainos Group PLC	24,652	305,902
	Keller Group PLC	5,340	111,392
	Kier Group PLC	33,860	96,347
	Kitwave Group PLC	2,849	8,042
	LSL Property Services PLC	13,847	46,428
Ω	Luceco PLC	32,411	56,171
	M&G PLC	61,403	212,587
	Man Group PLC	74,175	204,931
	McBride PLC	35,139	54,157
	Me Group International PLC	62,186	153,916
	Mitie Group PLC	393,366	850,836
	MONY Group PLC	143,431	365,789

40

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Advanced Materials PLC	24,962	$66,941
	Morgan Sindall Group PLC	6,631	405,152
	Mortgage Advice Bureau Holdings Ltd.	8,498	77,905
	Next 15 Group PLC	4,456	24,206
	Nichols PLC	1,075	14,618
	Ninety One PLC	79,471	241,578
	Oxford Instruments PLC	4,335	107,554
	Pagegroup PLC	91,186	283,038
	Pan African Resources PLC	416,364	457,493
	PayPoint PLC	13,593	124,430
*	Pinewood Technologies Group PLC	11,571	56,002
	Plus500 Ltd.	27,850	1,158,823
	Polar Capital Holdings PLC	20,109	151,595
	QinetiQ Group PLC	84,863	535,883
	Record PLC	14,254	11,229
	Renew Holdings PLC	19,291	234,936
	Rightmove PLC	121,046	1,062,839
	Rotork PLC	221,063	995,193
	RS Group PLC	86,881	635,872
*	Saga PLC	8,904	31,177
	Serco Group PLC	185,303	618,350
	Softcat PLC	32,618	687,310
	Spirax Group PLC	6,543	610,283
	SSP Group PLC	178,241	360,228
	St. James's Place PLC	42,343	722,458
	SThree PLC	6,210	12,845
*††	Studio Retail Group PLC	9,958	0
	Tatton Asset Management PLC	9,729	95,123
		Shares	Value»
UNITED KINGDOM — (Continued)
	Telecom Plus PLC	19,737	$460,371
*Ω	Trainline PLC	42,264	139,514
*Ω	Trustpilot Group PLC	30,626	82,794
	Volex PLC	10,962	54,010
	Volution Group PLC	65,907	569,202
*Ω	Watches of Switzerland Group PLC	17,744	91,587
	WH Smith PLC	33,990	301,934
	Wickes Group PLC	71,296	207,438
	Wilmington PLC	4,671	19,082
	XPS Pensions Group PLC	23,245	102,969
	YouGov PLC	3,542	12,178
TOTAL UNITED KINGDOM			38,644,161
TOTAL COMMON STOCKS			291,949,177
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	FUCHS SE, 3.020%	16,206	725,454
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	Vidrala SA Rights 11/17/2025	6,015	28,426
TOTAL INVESTMENT SECURITIES (Cost $214,600,726)			292,703,057

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	869,289	10,055,066
TOTAL INVESTMENTS — (100.0%)
(Cost $224,655,792)			$302,758,123
As of October 31, 2025, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	12/19/25	$687,030	$687,400	$370
Total Futures Contracts			$687,030	$687,400	$370

41

International Small Cap Growth Portfolio
CONTINUED
As of October 31, 2025, the value of Rule 144A securities amounted to $12,518,327 or 4.2% of net assets.
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$208,547	$19,118,827	$35,282	$19,362,656
Austria	—	4,323,656	—	4,323,656
Belgium	—	4,074,606	—	4,074,606
Brazil	—	80,566	—	80,566
Canada	38,571,204	—	—	38,571,204
Denmark	—	6,957,336	—	6,957,336
Finland	—	8,560,021	—	8,560,021
France	—	14,752,679	—	14,752,679
Germany	348,002	17,600,900	—	17,948,902
Hong Kong	—	4,909,721	—	4,909,721
Ireland	—	834,591	—	834,591
Israel	205,497	2,554,204	—	2,759,701
Italy	—	13,791,824	—	13,791,824
Japan	—	62,275,890	—	62,275,890
Netherlands	—	6,273,214	—	6,273,214
New Zealand	—	901,893	—	901,893
Norway	—	2,722,073	—	2,722,073
Portugal	—	1,033,314	—	1,033,314
Singapore	—	3,111,708	—	3,111,708
Spain	—	8,094,863	—	8,094,863
Sweden	—	7,958,249	—	7,958,249
Switzerland	—	24,006,349	—	24,006,349
United Kingdom	—	38,644,161	—	38,644,161
Preferred Stocks
Germany	—	725,454	—	725,454
Rights/Warrants
Spain	—	28,426	—	28,426
Securities Lending Collateral	—	10,055,066	—	10,055,066
Total Investments in Securities	$39,333,250	$263,389,591	$35,282˂˃	$302,758,123
Financial Instruments
Assets
Futures Contracts**	370	—	—	370
Total Financial Instruments	$370	—	—	$370
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
42

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $8,733, $103,118, $55,153 and $17,767 of securities on loan, respectively)	$4,280,734	$1,730,189	$1,142,105	$292,703
Temporary Cash Investments at Value & Cost	45,050	4,766	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $8,914, $105,345, $47,596 and $10,055, respectively)	8,914	105,345	47,596	10,055
Segregated Cash for Futures Contracts	1,916	—	256	43
Foreign Currencies at Value	—	—	588	617
Cash	—	—	4,997	1,072
Receivables:
Investment Securities Sold	—	1,754	—	45
Dividends and Interest	3,288	390	4,034	1,097
Securities Lending Income	2	19	16	21
Fund Shares Sold	1,581	2,169	483	68
Futures Variation Margin	84	—	12	—
Prepaid Expenses and Other Assets	19	18	6	4
Total Assets	4,341,588	1,844,650	1,200,093	305,725
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,910	105,334	47,608	10,064
Investment Securities Purchased	1,770	2,719	896	—
Fund Shares Redeemed	3,391	1,294	693	60
Due to Advisor	550	412	224	99
Futures Variation Margin	—	—	—	43
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Accrued Expenses and Other Liabilities	129	62	50	29
Total Liabilities	14,750	109,821	49,472	10,296
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,326,838	$1,734,829	$1,150,621	$295,429
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 100,050,679, 57,671,682, 59,168,022 and 16,234,690, respectively, $0.01 Par Value (1)	$43.25	$30.08	$19.45	$18.20
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Investment Securities at Cost	$2,416,627	$1,276,601	$773,507	$214,601
Foreign Currencies at Cost	$—	$—	$594	$621
NET ASSETS CONSIST OF:
Paid-In Capital	$2,481,654	$1,324,155	$816,970	$234,058
Total Distributable Earnings (Loss)	1,845,184	410,674	333,651	61,371
NET ASSETS	$4,326,838	$1,734,829	$1,150,621	$295,429

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio	U.S. Small Cap Growth Portfolio	International Large Cap Growth Portfolio	International Small Cap Growth Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2, $11, $1,926 and $735, respectively)	$45,516	$11,957	$20,845	$6,420
Dividend Income from Affiliates	472	2,647	1,033	340
Income from Securities Lending, Net	20	182	198	238
Total Investment Income	46,008	14,786	22,076	6,998
Fund Expenses
Investment Management Fees	5,575	4,268	2,296	1,057
Accounting & Transfer Agent Fees	676	235	172	48
Custodian Fees	40	26	66	38
Filing Fees	60	47	31	22
Shareholders' Reports	67	69	51	26
Directors'/Trustees' Fees & Expenses	28	13	8	2
Professional Fees	51	21	24	6
Other	260	63	34	14
Total Fund Expenses	6,757	4,742	2,682	1,213
Fees Paid Indirectly (Note C)	—	—	53	—
Net Expenses	6,757	4,742	2,629	1,213
Net Investment Income (Loss)	39,251	10,044	19,447	5,785
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,348)	(18,757)	2,395	1,590
Affiliated Investment Companies Shares Sold	5	11	3	2
Futures	5,958	295	132	50
Foreign Currency Transactions	—	—	69	40
In-Kind Redemptions	240,901	69,370	—	1,022
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	258,439	35,159	163,154	43,668
Futures	1,190	—	43	16
Translation of Foreign Currency-Denominated Amounts	—	—	163	37
Net Realized and Unrealized Gain (Loss)	492,145	86,078	165,959	46,425
Net Increase (Decrease) in Net Assets Resulting from Operations	$531,396	$96,122	$185,406	$52,210
See accompanying Notes to Financial Statements.
44

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,251	$41,587	$10,044	$8,682	$19,447	$15,200	$5,785	$5,490
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,348)	(20,278)	(18,757)	(24,654)	2,395	(1,708)	1,590	3,235
Affiliated Investment Companies Shares Sold	5	(3)	11	(17)	3	(7)	2	(1)
Futures	5,958	7,282	295	952	132	207	50	149
Foreign Currency Transactions	—	—	—	—	69	165	40	24
In-Kind Redemptions	240,901	598,596	69,370	86,585	—	508	1,022	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	258,439	427,874	35,159	229,380	163,154	107,640	43,668	43,383
Affiliated Investment Companies Shares	—	—	—	2	—	1	—	—
Futures	1,190	1,034	—	—	43	(24)	16	(15)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	163	(4)	37	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	531,396	1,056,092	96,122	300,930	185,406	121,978	52,210	52,261
Distributions:
Institutional Class Shares	(35,100)	(56,096)	(9,545)	(8,391)	(18,935)	(14,300)	(6,665)	(5,940)
Capital Share Transactions (1):
Shares Issued	1,345,804	1,570,849	717,733	596,453	246,843	321,484	46,261	32,777
Shares Issued in Lieu of Cash Distributions	34,856	55,699	9,224	8,140	18,894	14,237	6,585	5,861
Shares Redeemed	(1,111,324)	(1,775,872)	(450,264)	(369,024)	(165,042)	(115,572)	(62,041)	(58,932)
Net Increase (Decrease) from Capital Share Transactions	269,336	(149,324)	276,693	235,569	100,695	220,149	(9,195)	(20,294)
Total Increase (Decrease) in Net Assets	765,632	850,672	363,270	528,108	267,166	327,827	36,350	26,027
Net Assets
Beginning of Year	3,561,206	2,710,534	1,371,559	843,451	883,455	555,628	259,079	233,052
End of Year	$4,326,838	$3,561,206	$1,734,829	$1,371,559	$1,150,621	$883,455	$295,429	$259,079
(1) Shares Issued and Redeemed:
Shares Issued	33,249	45,700	24,626	22,530	13,939	19,477	2,741	2,181
Shares Issued in Lieu of Cash Distributions	873	1,651	320	306	1,040	858	391	388
Shares Redeemed	(27,987)	(51,470)	(15,538)	(13,929)	(9,355)	(7,089)	(3,759)	(3,901)
Net Increase (Decrease) from Shares Issued and Redeemed	6,135	(4,119)	9,408	8,907	5,624	13,246	(627)	(1,332)
See accompanying Notes to Financial Statements.
45

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$37.92	$27.65	$26.68	$32.74	$24.35
Income from Investment Operations (A)
Net Investment Income (Loss)	0.42	0.43	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	5.28	10.42	2.67	(4.02)	8.37
Total from Investment Operations	5.70	10.85	3.11	(3.61)	8.77
Less Distributions:
Net Investment Income	(0.37)	(0.40)	(0.39)	(0.38)	(0.38)
Net Realized Gains	—	(0.18)	(1.75)	(2.07)	—
Total Distributions	(0.37)	(0.58)	(2.14)	(2.45)	(0.38)
Net Asset Value, End of Year	$43.25	$37.92	$27.65	$26.68	$32.74
Total Return	15.13%	39.51%	12.01%	(12.12%)	36.20%
Net Assets, End of Year (thousands)	$4,326,838	$3,561,206	$2,710,534	$2,355,314	$2,942,457
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.25%	1.58%	1.43%	1.35%
Portfolio Turnover Rate	10%	11%	13%	13%	11%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
46

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Growth Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$28.42	$21.43	$22.21	$27.98	$18.67
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.20	0.19	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.65	6.98	(0.09)	(3.83)	9.30
Total from Investment Operations	1.84	7.18	0.10	(3.66)	9.46
Less Distributions:
Net Investment Income	(0.18)	(0.19)	(0.19)	(0.17)	(0.15)
Net Realized Gains	—	—	(0.69)	(1.94)	—
Total Distributions	(0.18)	(0.19)	(0.88)	(2.11)	(0.15)
Net Asset Value, End of Year	$30.08	$28.42	$21.43	$22.21	$27.98
Total Return	6.51%	33.58%	0.33%	(14.10%)	50.76%
Net Assets, End of Year (thousands)	$1,734,829	$1,371,559	$843,451	$829,017	$984,629
Ratio of Expenses to Average Net Assets	0.31%	0.32%	0.32%	0.33%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.31%	0.32%	0.32%	0.33%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.75%	0.85%	0.74%	0.64%
Portfolio Turnover Rate	18%	16%	25%	30%	29%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
47

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$16.50	$13.79	$12.57	$17.35	$13.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.33	0.31	0.38	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.95	2.68	1.21	(4.80)	3.93
Total from Investment Operations	3.29	3.01	1.52	(4.42)	4.24
Less Distributions:
Net Investment Income	(0.34)	(0.30)	(0.30)	(0.36)	(0.29)
Total Distributions	(0.34)	(0.30)	(0.30)	(0.36)	(0.29)
Net Asset Value, End of Year	$19.45	$16.50	$13.79	$12.57	$17.35
Total Return	20.08%	21.86%	11.97%	(25.63%)	31.77%
Net Assets, End of Year (thousands)	$1,150,621	$883,455	$555,628	$522,908	$662,401
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.28%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27%	0.27%	0.28%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.01%	2.15%	2.55%	1.86%
Portfolio Turnover Rate	13%	14%	15%	17%	14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
48

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Small Cap Growth Portfolio
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$15.36	$12.81	$12.50	$20.04	$14.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.31	0.29	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.90	2.58	0.31	(6.67)	5.23
Total from Investment Operations	3.25	2.89	0.60	(6.34)	5.50
Less Distributions:
Net Investment Income	(0.41)	(0.34)	(0.29)	(0.29)	(0.25)
Net Realized Gains	—	—	—	(0.91)	—
Total Distributions	(0.41)	(0.34)	(0.29)	(1.20)	(0.25)
Net Asset Value, End of Year	$18.20	$15.36	$12.81	$12.50	$20.04
Total Return	21.39%	22.62%	4.58%	(33.14%)	37.31%
Net Assets, End of Year (thousands)	$295,429	$259,079	$233,052	$238,123	$267,467
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.48%	0.53%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%	0.45%	0.49%	0.53%	0.56%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.06%	2.05%	2.10%	1.45%
Portfolio Turnover Rate	20%	23%	23%	32%	24%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
49

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and three operational  portfolios as of October 31, 2025, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (collectively, the “Portfolios”),  are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the "Board"). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion
50

of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the
51

Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the year ended October 31, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class
52

of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2026, and may only be terminated by the Board prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.
During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The Portfolios did not waive fees/assume expenses or recover previously waived fees/expenses assumed during the year ended October 31, 2025, and have no previously waived fees/expenses assumed subject to future recovery by the Advisor. At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Cap Growth Portfolio	0.20%	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—
International Large Cap Growth Portfolio	0.30%	—	—
International Small Cap Growth Portfolio	0.52%	—	—
Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
International Large Cap Growth Portfolio	$53
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$13
U.S. Small Cap Growth Portfolio	5
International Large Cap Growth Portfolio	3
International Small Cap Growth Portfolio	1

53

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$1,044,001	$377,649
U.S. Small Cap Growth Portfolio	667,425	276,944
International Large Cap Growth Portfolio	233,318	132,131
International Small Cap Growth Portfolio	54,985	58,646
There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$83,471	$709,352	$783,914	$5	—	$8,914	771	$472	—
Total	$83,471	$709,352	$783,914	$5	—	$8,914		$472	—
U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$41,278	$762,383	$698,327	$11	—	$105,345	9,107	$2,647	—
Total	$41,278	$762,383	$698,327	$11	—	$105,345		$2,647	—
International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$26,267	$487,238	$465,912	$3	—	$47,596	4,115	$1,033	—
Total	$26,267	$487,238	$465,912	$3	—	$47,596		$1,033	—
International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$6,613	$95,939	$92,499	$2	—	$10,055	869	$340	—
Total	$6,613	$95,939	$92,499	$2	—	$10,055		$340	—
F. Federal Income Taxes:
Each Portfolio has qualified  and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio
2024	$38,396	$17,700	$56,096
2025	35,100	—	35,100
U.S. Small Cap Growth Portfolio
2024	8,391	—	8,391
2025	9,545	—	9,545
International Large Cap Growth Portfolio
2024	14,300	—	14,300
2025	18,935	—	18,935
International Small Cap Growth Portfolio
2024	5,940	—	5,940
2025	6,665	—	6,665

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$231	—	$(19,161)	$1,864,124	$1,845,194
U.S. Small Cap Growth Portfolio	—	—	(43,850)	454,529	410,679
International Large Cap Growth Portfolio	5,561	—	(36,042)	364,136	333,655
International Small Cap Growth Portfolio	1,009	—	(15,591)	75,955	61,373
55

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Large Cap Growth Portfolio	$19,161
U.S. Small Cap Growth Portfolio	43,850
International Large Cap Growth Portfolio	36,042
International Small Cap Growth Portfolio	15,591
During the year ended October 31, 2025, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
International Large Cap Growth Portfolio	$2,595
International Small Cap Growth Portfolio	1,465

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$2,470,574	$1,904,587	$(40,463)	$1,864,124
U.S. Small Cap Growth Portfolio	1,385,771	523,832	(69,303)	454,529
International Large Cap Growth Portfolio	825,714	378,806	(14,818)	363,988
International Small Cap Growth Portfolio	226,820	91,465	(15,526)	75,939
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities
56

markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2025 was as follows (amounts in thousands):
Futures*
U.S. Large Cap Growth Portfolio	$25,672
U.S. Small Cap Growth Portfolio	671
International Large Cap Growth Portfolio	1,174
International Small Cap Growth Portfolio	623

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2025	Equity Contracts (1),*
U.S. Large Cap Growth Portfolio	$917	$917
International Large Cap Growth Portfolio	21	21
International Small Cap Growth Portfolio	1	1

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
57

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$5,958	$5,958
U.S. Small Cap Growth Portfolio	295	295
International Large Cap Growth Portfolio	132	132
International Small Cap Growth Portfolio	50	50

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$1,190	$1,190
International Large Cap Growth Portfolio	43	43
International Small Cap Growth Portfolio	16	16

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
U.S. Small Cap Growth Portfolio	5.14%	$4,346	8	$5	$11,002	—
58

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
International Large Cap Growth Portfolio	5.08%	$680	3	—	$1,155	—
International Small Cap Growth Portfolio	5.14%	116	22	—	338	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the year ended October 31, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$93,454	$109,750	$(303)
U.S. Small Cap Growth Portfolio	59,333	102,997	(17,554)
International Large Cap Growth Portfolio	49,579	35,332	(432)
International Small Cap Growth Portfolio	12,408	19,088	1,027
59

J. Securities Lending:
As of October 31, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Large Cap Growth Portfolio	$9,690
International Small Cap Growth Portfolio	8,852

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
60

L. In-Kind Redemptions:
During the year ended October 31, 2025, the following Portfolios realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$240,901
U.S. Small Cap Growth Portfolio	69,370
International Small Cap Growth Portfolio	1,022

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
U.S. Large Cap Growth Portfolio	3	80%	0%
U.S. Small Cap Growth Portfolio	2	55%	0%
International Large Cap Growth Portfolio	2	66%	0%
International Small Cap Growth Portfolio	4	84%	30%
61

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended October 31, 2025, the Portfolios' activity in the program was as follows (amounts in thousands):
	Value of Purchases	Service Fees
U.S. Large Cap Growth Portfolio	$118,792	$167
U.S. Small Cap Growth Portfolio	14,689	21
International Small Cap Growth Portfolio	1,211	2
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
62

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

63

statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

64

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	4%	—
U.S. Small Cap Growth Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	92%	—	7%	98%	—	—
International Small Cap Growth Portfolio	100%	—	—	—	—	100%	—	92%	—	9%	100%	—	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

65

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
66

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
67

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
68

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
69

DFA-103125-011A

Annual Financial Statements &
Other Information
Year Ended: October 31, 2025

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of October 31, 2025
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.5%)
U.S. Large Company Portfolio	112,111	$5,089,849
U.S. Core Equity 1 Portfolio	103,034	5,054,836
TOTAL DOMESTIC EQUITIES		10,144,685
INTERNATIONAL EQUITIES — (5.7%)
Large Cap International Portfolio	53,453	1,790,684
Emerging Markets Core Equity 2 Portfolio	43,638	1,269,862
International Core Equity 2 Portfolio	45,733	893,633
TOTAL INTERNATIONAL EQUITIES		3,954,179
FIXED INCOME (DOMESTIC) — (79.8%)
DFA Inflation-Protected Securities Portfolio	2,959,696	33,385,369
DFA One-Year Fixed Income Portfolio	2,185,737	22,381,945
TOTAL FIXED INCOME (DOMESTIC)		55,767,314
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $61,583,540)		$69,866,178
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$69,866,178	—	—	$69,866,178
Total Investments in Securities	$69,866,178	—	—	$69,866,178
See accompanying Notes to Financial Statements.
2

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.5%)
U.S. Core Equity 1 Portfolio	43,060	$2,112,499
U.S. Large Company Portfolio	46,528	2,112,388
TOTAL DOMESTIC EQUITIES		4,224,887
INTERNATIONAL EQUITIES — (6.9%)
Large Cap International Portfolio	22,339	748,366
Emerging Markets Core Equity 2 Portfolio	18,238	530,710
International Core Equity 2 Portfolio	19,113	373,471
TOTAL INTERNATIONAL EQUITIES		1,652,547
FIXED INCOME (DOMESTIC) — (75.6%)
DFA Inflation-Protected Securities Portfolio	1,603,397	18,086,323
DFA LTIP Portfolio	23,553	128,127
TOTAL FIXED INCOME (DOMESTIC)		18,214,450
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $20,464,368)		$24,091,884
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $2,803)	2,803	2,803
TOTAL INVESTMENTS — (100.0%) (Cost $20,467,171)		$24,094,687
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$24,091,884	—	—	$24,091,884
Temporary Cash Investments	2,803	—	—	2,803
Total Investments in Securities	$24,094,687	—	—	$24,094,687
See accompanying Notes to Financial Statements.
3

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (17.9%)
U.S. Core Equity 1 Portfolio	111,301	$5,460,433
U.S. Large Company Portfolio	120,216	5,457,782
TOTAL DOMESTIC EQUITIES		10,918,215
INTERNATIONAL EQUITIES — (7.0%)
Large Cap International Portfolio	57,558	1,928,181
Emerging Markets Core Equity 2 Portfolio	47,183	1,373,036
International Core Equity 2 Portfolio	49,356	964,419
TOTAL INTERNATIONAL EQUITIES		4,265,636
FIXED INCOME (DOMESTIC) — (75.0%)
DFA Inflation-Protected Securities Portfolio	3,534,022	39,863,775
DFA LTIP Portfolio	1,086,571	5,910,946
TOTAL FIXED INCOME (DOMESTIC)		45,774,721
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $52,918,920)		$60,958,572
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $31,551)	31,551	31,551
TOTAL INVESTMENTS — (100.0%) (Cost $52,950,471)		$60,990,123
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$60,958,572	—	—	$60,958,572
Temporary Cash Investments	31,551	—	—	31,551
Total Investments in Securities	$60,990,123	—	—	$60,990,123
See accompanying Notes to Financial Statements.
4

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.9%)
U.S. Large Company Portfolio	245,210	$11,132,523
U.S. Core Equity 1 Portfolio	226,914	11,132,411
TOTAL DOMESTIC EQUITIES		22,264,934
INTERNATIONAL EQUITIES — (7.0%)
Large Cap International Portfolio	117,346	3,931,104
Emerging Markets Core Equity 2 Portfolio	96,593	2,810,850
International Core Equity 2 Portfolio	100,592	1,965,569
TOTAL INTERNATIONAL EQUITIES		8,707,523
FIXED INCOME (DOMESTIC) — (75.1%)
DFA Inflation-Protected Securities Portfolio	6,220,825	70,170,903
DFA LTIP Portfolio	4,219,998	22,956,791
TOTAL FIXED INCOME (DOMESTIC)		93,127,694
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $108,700,821)		$124,100,151
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$124,100,151	—	—	$124,100,151
Total Investments in Securities	$124,100,151	—	—	$124,100,151
See accompanying Notes to Financial Statements.
5

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (26.1%)
U.S. Core Equity 1 Portfolio	443,227	$21,744,717
U.S. Large Company Portfolio	478,570	21,727,057
TOTAL DOMESTIC EQUITIES		43,471,774
INTERNATIONAL EQUITIES — (10.3%)
Large Cap International Portfolio	231,227	7,746,103
Emerging Markets Core Equity 2 Portfolio	188,763	5,492,997
International Core Equity 2 Portfolio	197,992	3,868,775
TOTAL INTERNATIONAL EQUITIES		17,107,875
FIXED INCOME (DOMESTIC) — (59.1%)
DFA LTIP Portfolio	9,122,729	49,627,643
DFA Inflation-Protected Securities Portfolio	4,320,678	48,737,249
TOTAL FIXED INCOME (DOMESTIC)		98,364,892
FIXED INCOME (INTERNATIONAL) — (4.4%)
DFA Short-Term Extended Quality Portfolio	350,097	3,669,022
DFA Two-Year Global Fixed Income Portfolio	372,439	3,664,800
TOTAL FIXED INCOME (INTERNATIONAL)		7,333,822
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $137,821,481)		$166,278,363
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $215,327)	215,328	215,328
TOTAL INVESTMENTS — (100.0%) (Cost $138,036,808)		$166,493,691
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$166,278,363	—	—	$166,278,363
Temporary Cash Investments	215,328	—	—	215,328
Total Investments in Securities	$166,493,691	—	—	$166,493,691
See accompanying Notes to Financial Statements.
6

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (35.9%)
U.S. Large Company Portfolio	790,854	$35,904,761
U.S. Core Equity 1 Portfolio	726,648	35,649,368
TOTAL DOMESTIC EQUITIES		71,554,129
INTERNATIONAL EQUITIES — (14.1%)
Large Cap International Portfolio	377,969	12,661,953
Emerging Markets Core Equity 2 Portfolio	310,176	9,026,132
International Core Equity 2 Portfolio	324,929	6,349,115
TOTAL INTERNATIONAL EQUITIES		28,037,200
FIXED INCOME (DOMESTIC) — (40.4%)
DFA LTIP Portfolio	11,829,601	64,353,030
DFA Inflation-Protected Securities Portfolio	1,427,337	16,100,354
TOTAL FIXED INCOME (DOMESTIC)		80,453,384
FIXED INCOME (INTERNATIONAL) — (9.6%)
DFA Short-Term Extended Quality Portfolio	913,776	9,576,368
DFA Two-Year Global Fixed Income Portfolio	972,959	9,573,921
TOTAL FIXED INCOME (INTERNATIONAL)		19,150,289
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $157,580,627)		$199,195,002
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $21,086)	21,086	21,086
TOTAL INVESTMENTS — (100.0%) (Cost $157,601,713)		$199,216,088
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$199,195,002	—	—	$199,195,002
Temporary Cash Investments	21,086	—	—	21,086
Total Investments in Securities	$199,216,088	—	—	$199,216,088
See accompanying Notes to Financial Statements.
7

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (45.5%)
U.S. Large Company Portfolio	1,063,497	$48,282,763
U.S. Core Equity 1 Portfolio	978,007	47,981,009
TOTAL DOMESTIC EQUITIES		96,263,772
INTERNATIONAL EQUITIES — (17.8%)
Large Cap International Portfolio	509,110	17,055,181
Emerging Markets Core Equity 2 Portfolio	416,019	12,106,139
International Core Equity 2 Portfolio	436,216	8,523,668
TOTAL INTERNATIONAL EQUITIES		37,684,988
FIXED INCOME (DOMESTIC) — (21.6%)
DFA LTIP Portfolio	8,422,069	45,816,059
FIXED INCOME (INTERNATIONAL) — (14.9%)
DFA Short-Term Extended Quality Portfolio	1,501,859	15,739,481
DFA Two-Year Global Fixed Income Portfolio	1,599,040	15,734,554
TOTAL FIXED INCOME (INTERNATIONAL)		31,474,035
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $144,457,186)		$211,238,854
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $432,136)	432,136	432,136
TOTAL INVESTMENTS — (100.0%) (Cost $144,889,322)		$211,670,990
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$211,238,854	—	—	$211,238,854
Temporary Cash Investments	432,136	—	—	432,136
Total Investments in Securities	$211,670,990	—	—	$211,670,990
See accompanying Notes to Financial Statements.
8

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (55.2%)
U.S. Large Company Portfolio	1,377,367	$62,532,482
U.S. Core Equity 1 Portfolio	1,269,843	62,298,491
TOTAL DOMESTIC EQUITIES		124,830,973
INTERNATIONAL EQUITIES — (21.6%)
Large Cap International Portfolio	659,888	22,106,258
Emerging Markets Core Equity 2 Portfolio	537,980	15,655,224
International Core Equity 2 Portfolio	564,418	11,028,724
TOTAL INTERNATIONAL EQUITIES		48,790,206
FIXED INCOME (DOMESTIC) — (3.0%)
DFA LTIP Portfolio	1,242,519	6,759,304
FIXED INCOME (INTERNATIONAL) — (20.2%)
DFA Short-Term Extended Quality Portfolio	2,175,945	22,803,905
DFA Two-Year Global Fixed Income Portfolio	2,316,881	22,798,105
TOTAL FIXED INCOME (INTERNATIONAL)		45,602,010
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $148,624,381)		$225,982,493
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $62,246)	62,247	62,247
TOTAL INVESTMENTS — (100.0%) (Cost $148,686,627)		$226,044,740
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$225,982,493	—	—	$225,982,493
Temporary Cash Investments	62,247	—	—	62,247
Total Investments in Securities	$226,044,740	—	—	$226,044,740
See accompanying Notes to Financial Statements.
9

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (64.8%)
U.S. Large Company Portfolio	1,411,460	$64,080,280
U.S. Core Equity 1 Portfolio	1,302,220	63,886,933
TOTAL DOMESTIC EQUITIES		127,967,213
INTERNATIONAL EQUITIES — (25.4%)
Large Cap International Portfolio	675,427	22,626,818
Emerging Markets Core Equity 2 Portfolio	552,809	16,086,726
International Core Equity 2 Portfolio	579,102	11,315,658
TOTAL INTERNATIONAL EQUITIES		50,029,202
FIXED INCOME (INTERNATIONAL) — (9.8%)
DFA Short-Term Extended Quality Portfolio	925,422	9,698,419
DFA Two-Year Global Fixed Income Portfolio	985,295	9,695,304
TOTAL FIXED INCOME (INTERNATIONAL)		19,393,723
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $122,965,619)		$197,390,138
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $19,461)	19,461	19,461
TOTAL INVESTMENTS — (100.0%) (Cost $122,985,080)		$197,409,599
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$197,390,138	—	—	$197,390,138
Temporary Cash Investments	19,461	—	—	19,461
Total Investments in Securities	$197,409,599	—	—	$197,409,599
See accompanying Notes to Financial Statements.
10

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (68.3%)
U.S. Large Company Portfolio	1,068,395	$48,505,114
U.S. Core Equity 1 Portfolio	986,713	48,408,146
TOTAL DOMESTIC EQUITIES		96,913,260
INTERNATIONAL EQUITIES — (26.7%)
Large Cap International Portfolio	511,014	17,118,960
Emerging Markets Core Equity 2 Portfolio	418,731	12,185,086
International Core Equity 2 Portfolio	437,645	8,551,578
TOTAL INTERNATIONAL EQUITIES		37,855,624
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	340,635	3,569,856
DFA Two-Year Global Fixed Income Portfolio	362,672	3,568,694
TOTAL FIXED INCOME (INTERNATIONAL)		7,138,550
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $94,693,831)		$141,907,434
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $67,579)	67,579	67,579
TOTAL INVESTMENTS — (100.0%) (Cost $94,761,410)		$141,975,013
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$141,907,434	—	—	$141,907,434
Temporary Cash Investments	67,579	—	—	67,579
Total Investments in Securities	$141,975,013	—	—	$141,975,013
See accompanying Notes to Financial Statements.
11

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (68.2%)
U.S. Large Company Portfolio	872,818	$39,625,909
U.S. Core Equity 1 Portfolio	806,010	39,542,858
TOTAL DOMESTIC EQUITIES		79,168,767
INTERNATIONAL EQUITIES — (26.6%)
Large Cap International Portfolio	417,520	13,986,932
Emerging Markets Core Equity 2 Portfolio	342,963	9,980,225
International Core Equity 2 Portfolio	357,792	6,991,244
TOTAL INTERNATIONAL EQUITIES		30,958,401
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	277,168	2,904,720
DFA Two-Year Global Fixed Income Portfolio	295,098	2,903,766
TOTAL FIXED INCOME (INTERNATIONAL)		5,808,486
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $77,444,479)		$115,935,654
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $191,685)	191,685	191,685
TOTAL INVESTMENTS — (100.0%) (Cost $77,636,164)		$116,127,339
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$115,935,654	—	—	$115,935,654
Temporary Cash Investments	191,685	—	—	191,685
Total Investments in Securities	$116,127,339	—	—	$116,127,339
See accompanying Notes to Financial Statements.
12

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (68.3%)
U.S. Core Equity 1 Portfolio	290,897	$14,271,403
U.S. Large Company Portfolio	314,346	14,271,327
TOTAL DOMESTIC EQUITIES		28,542,730
INTERNATIONAL EQUITIES — (26.7%)
Large Cap International Portfolio	150,481	5,041,123
Emerging Markets Core Equity 2 Portfolio	123,481	3,593,292
International Core Equity 2 Portfolio	129,053	2,521,701
TOTAL INTERNATIONAL EQUITIES		11,156,116
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	99,651	1,044,339
DFA Two-Year Global Fixed Income Portfolio	106,030	1,043,334
TOTAL FIXED INCOME (INTERNATIONAL)		2,087,673
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $32,310,459)		$41,786,519
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$41,786,519	—	—	$41,786,519
Total Investments in Securities	$41,786,519	—	—	$41,786,519
See accompanying Notes to Financial Statements.
13

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (92.4%)
DOMESTIC EQUITIES — (63.1%)
U.S. Large Company Portfolio	4,892	$222,074
U.S. Core Equity 1 Portfolio	4,498	220,691
TOTAL DOMESTIC EQUITIES		442,765
INTERNATIONAL EQUITIES — (24.7%)
Large Cap International Portfolio	2,338	78,330
Emerging Markets Core Equity 2 Portfolio	1,904	55,410
International Core Equity 2 Portfolio	1,999	39,062
TOTAL INTERNATIONAL EQUITIES		172,802
FIXED INCOME (INTERNATIONAL) — (4.6%)
DFA Short-Term Extended Quality Portfolio	1,545	16,189
DFA Two-Year Global Fixed Income Portfolio	1,645	16,184
TOTAL FIXED INCOME (INTERNATIONAL)		32,373
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $636,099)		$647,940
TEMPORARY CASH INVESTMENTS — (7.6%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.010% (Cost $53,314)	53,314	53,314
TOTAL INVESTMENTS — (100.0%) (Cost $689,413)		$701,254
Summary of the Portfolio's investments as of October 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$647,940	—	—	$647,940
Temporary Cash Investments	53,314	—	—	53,314
Total Investments in Securities	$701,254	—	—	$701,254
See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$69,866	$24,092	$60,959
Temporary Cash Investments at Value & Cost	—	3	32
Receivables:
Fund Shares Sold	5	1	5
Due from Advisor	13	—	—
Prepaid Expenses and Other Assets	14	11	12
Total Assets	69,898	24,107	61,008
LIABILITIES:
Payables:
Due to Custodian	3	—	—
Affiliated Investment Companies Purchased	—	—	2
Fund Shares Redeemed	1	—	38
Due to Advisor	—	1	4
Accrued Expenses and Other Liabilities	1	7	8
Total Liabilities	5	8	52
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$69,893	$24,099	$60,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 5,773,759, 2,055,178 and 5,240,830, respectively, $0.01 Par Value (1)	$12.11	$11.73	$11.63
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$61,584	$20,464	$52,919
NET ASSETS CONSIST OF:
Paid-In Capital	$67,533	$20,364	$54,611
Total Distributable Earnings (Loss)	2,360	3,735	6,345
NET ASSETS	$69,893	$24,099	$60,956

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$124,100	$166,278	$199,195	$211,239
Temporary Cash Investments at Value & Cost	—	215	21	432
Receivables:
Affiliated Investment Companies Sold	561	—	—	—
Fund Shares Sold	24	66	261	128
Prepaid Expenses and Other Assets	14	13	12	12
Total Assets	124,699	166,572	199,489	211,811
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	134	—	329
Fund Shares Redeemed	42	49	394	273
Line of Credit	503	—	—	—
Accrued Expenses and Other Liabilities	9	10	9	10
Total Liabilities	554	193	403	612
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$124,145	$166,379	$199,086	$211,199
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 10,652,011, 13,061,910, 13,540,193 and 12,025,114, respectively, $0.01 Par Value (1)	$11.65	$12.74	$14.70	$17.56
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$108,701	$137,821	$157,581	$144,457
NET ASSETS CONSIST OF:
Paid-In Capital	$117,571	$151,468	$161,702	$148,354
Total Distributable Earnings (Loss)	6,574	14,911	37,384	62,845
NET ASSETS	$124,145	$166,379	$199,086	$211,199
See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$225,982	$197,390	$141,907	$115,936	$41,787
Temporary Cash Investments at Value & Cost	62	19	68	192	—
Receivables:
Affiliated Investment Companies Sold	—	—	—	—	74
Dividends and Interest	1	—	—	—	—
Fund Shares Sold	161	164	221	182	79
Due from Advisor	—	—	1	—	—
Prepaid Expenses and Other Assets	13	13	13	12	2
Total Assets	226,219	197,586	142,210	116,322	41,942
LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	48
Affiliated Investment Companies Purchased	—	—	2	135	—
Fund Shares Redeemed	32	141	368	135	56
Due to Advisor	—	—	—	4	1
Accrued Expenses and Other Liabilities	9	9	8	8	6
Total Liabilities	41	150	378	282	111
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$226,178	$197,436	$141,832	$116,040	$41,831
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 10,738,748, 8,910,170, 6,221,317, 5,056,600 and 2,417,437, respectively, $0.01 Par Value (1)	$21.06	$22.16	$22.80	$22.95	$17.30
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$148,624	$122,966	$94,694	$77,444	$32,310
NET ASSETS CONSIST OF:
Paid-In Capital	$149,867	$124,130	$95,881	$78,971	$32,286
Total Distributable Earnings (Loss)	76,311	73,306	45,951	37,069	9,545
NET ASSETS	$226,178	$197,436	$141,832	$116,040	$41,831

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025
(Amounts in thousands, except share and per share amounts)

Dimensional 2070 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$648
Temporary Cash Investments at Value & Cost	53
Receivables:
Fund Shares Sold	7
Due from Advisor	7
Deferred Offering Costs	12
Total Assets	727
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	1
Offering costs payable	69
Accrued Expenses and Other Liabilities	1
Total Liabilities	71
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$656
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 56,097	$11.69
(1) NUMBER OF SHARES AUTHORIZED	800,000,000
Investments in Affiliated Investment Companies at Cost	$636
NET ASSETS CONSIST OF:
Paid-In Capital	$643
Total Distributable Earnings (Loss)	13
NET ASSETS	$656

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable.
See accompanying Notes to Financial Statements.
18

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$3	—	$1
Dividend Income from Affiliates	1,878	$686	1,981
Total Investment Income	1,881	686	1,982
Expenses
Accounting & Transfer Agent Fees	20	5	8
Custodian Fees	2	1	1
Filing Fees	34	19	21
Shareholders' Reports	6	4	3
Directors'/Trustees' Fees & Expenses	—	—	1
Professional Fees	23	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	2	9
Other	4	6	5
Total Expenses	89	37	48
Fees Waived, Expenses Reimbursed by Advisor (Note C)	54	22	8
Net Expenses	35	15	40
Net Investment Income (Loss)	1,846	671	1,942
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1	1	2
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(144)	878	1,939
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,137	684	1,662
Net Realized and Unrealized Gain (Loss)	2,994	1,563	3,603
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,840	$2,234	$5,545
See accompanying Notes to Financial Statements.
19

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$3	$5	$5	$6
Dividend Income from Affiliates	4,149	5,960	6,511	6,054
Total Investment Income	4,152	5,965	6,516	6,060
Expenses
Accounting & Transfer Agent Fees	11	13	14	17
Custodian Fees	2	1	1	1
Filing Fees	21	20	20	20
Shareholders' Reports	6	5	6	6
Directors'/Trustees' Fees & Expenses	1	1	1	1
Professional Fees	1	1	1	2
Other	7	8	4	4
Total Expenses	49	49	47	51
Net Expenses	49	49	47	51
Net Investment Income (Loss)	4,103	5,916	6,469	6,009
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	4	9	12	16
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(522)	2,400	4,341	707
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,164	5,994	9,160	19,408
Net Realized and Unrealized Gain (Loss)	5,646	8,403	13,513	20,131
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,749	$14,319	$19,982	$26,140
See accompanying Notes to Financial Statements.
20

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Dividends	$10	$7	$6	$6	$3
Dividend Income from Affiliates	4,851	3,560	2,306	1,890	642
Total Investment Income	4,861	3,567	2,312	1,896	645
Expenses
Accounting & Transfer Agent Fees	16	16	12	11	4
Custodian Fees	1	2	1	1	1
Filing Fees	20	20	19	19	18
Shareholders' Reports	7	7	7	7	7
Directors'/Trustees' Fees & Expenses	1	1	1	1	—
Professional Fees	2	1	2	1	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	22	16	2
Other	4	3	5	6	6
Total Expenses	51	50	69	62	38
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	2	2	18
Net Expenses	51	50	67	60	20
Net Investment Income (Loss)	4,810	3,517	2,245	1,836	625
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	18	18	13	10	3
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,642	1,329	282	274	124
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	26,726	27,514	20,428	16,758	5,872
Net Realized and Unrealized Gain (Loss)	28,386	28,861	20,723	17,042	5,999
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,196	$32,378	$22,968	$18,878	$6,624
See accompanying Notes to Financial Statements.
21

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2025
(Amounts in thousands)

Dimensional 2070 Target Date Retirement Income FundƱ
Investment Income
Dividend Income from Affiliates	$2
Total Investment Income	2
Expenses
Accounting & Transfer Agent Fees	2
Shareholders' Reports	5
Organizational & Offering Costs	57
Total Expenses	64
Fees Waived, Expenses Reimbursed by Advisor (Note C)	64
Net Expenses	—
Net Investment Income (Loss)	2
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	12
Net Realized and Unrealized Gain (Loss)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	$14

Ʊ
The Portfolio commenced operations on January 02, 2025.
See accompanying Notes to Financial Statements.
22

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,846	$2,207	$671	$811
Capital Gain Distributions Received from Affiliated Investment Companies	1	145	1	75
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(144)	(345)	878	860
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,137	5,806	684	2,242
Net Increase (Decrease) in Net Assets Resulting from Operations	4,840	7,813	2,234	3,988
Distributions:
Institutional Class Shares	(1,789)	(2,168)	(1,216)	(1,098)
Capital Share Transactions (1):
Shares Issued	35,636	11,960	2,264	3,020
Shares Issued in Lieu of Cash Distributions	1,789	2,166	1,216	1,098
Shares Redeemed	(16,241)	(43,909)	(8,075)	(9,191)
Net Increase (Decrease) from Capital Share Transactions	21,184	(29,783)	(4,595)	(5,073)
Total Increase (Decrease) in Net Assets	24,235	(24,138)	(3,577)	(2,183)
Net Assets
Beginning of Year	45,658	69,796	27,676	29,859
End of Year	$69,893	$45,658	$24,099	$27,676
(1) Shares Issued and Redeemed:
Shares Issued	3,044	1,062	200	272
Shares Issued in Lieu of Cash Distributions	152	192	109	101
Shares Redeemed	(1,391)	(3,866)	(720)	(843)
Net Increase (Decrease) from Shares Issued and Redeemed	1,805	(2,612)	(411)	(470)
See accompanying Notes to Financial Statements.
23

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2020 Target Date Retirement Income Fund		Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,942	$2,500	$4,103	$5,064	$5,916	$6,446
Capital Gain Distributions Received from Affiliated Investment Companies	2	225	4	444	9	778
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,939	1,203	(522)	1,260	2,400	407
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,662	8,268	6,164	17,235	5,994	27,266
Net Increase (Decrease) in Net Assets Resulting from Operations	5,545	12,196	9,749	24,003	14,319	34,897
Distributions:
Institutional Class Shares	(3,018)	(2,631)	(6,241)	(6,430)	(11,304)	(7,517)
Capital Share Transactions (1):
Shares Issued	4,845	6,885	25,772	29,431	36,933	48,496
Shares Issued in Lieu of Cash Distributions	3,018	2,631	6,240	6,430	11,303	7,515
Shares Redeemed	(22,854)	(31,558)	(59,373)	(55,008)	(78,415)	(66,090)
Net Increase (Decrease) from Capital Share Transactions	(14,991)	(22,042)	(27,361)	(19,147)	(30,179)	(10,079)
Total Increase (Decrease) in Net Assets	(12,464)	(12,477)	(23,853)	(1,574)	(27,164)	17,301
Net Assets
Beginning of Year	73,420	85,897	147,998	149,572	193,543	176,242
End of Year	$60,956	$73,420	$124,145	$147,998	$166,379	$193,543
(1) Shares Issued and Redeemed:
Shares Issued	435	630	2,301	2,668	3,034	4,025
Shares Issued in Lieu of Cash Distributions	271	242	558	586	931	624
Shares Redeemed	(2,040)	(2,893)	(5,314)	(4,986)	(6,455)	(5,481)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,334)	(2,021)	(2,455)	(1,732)	(2,490)	(832)
See accompanying Notes to Financial Statements.
24

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2035 Target Date Retirement Income Fund		Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,469	$6,014	$6,009	$5,176	$4,810	$3,970
Capital Gain Distributions Received from Affiliated Investment Companies	12	962	16	1,104	18	1,213
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	4,341	665	707	(42)	1,642	942
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	9,160	29,960	19,408	32,244	26,726	32,845
Net Increase (Decrease) in Net Assets Resulting from Operations	19,982	37,601	26,140	38,482	33,196	38,970
Distributions:
Institutional Class Shares	(8,999)	(7,333)	(7,508)	(6,866)	(6,569)	(5,818)
Capital Share Transactions (1):
Shares Issued	36,213	42,925	41,861	55,167	54,884	53,676
Shares Issued in Lieu of Cash Distributions	8,999	7,333	7,502	6,859	6,563	5,816
Shares Redeemed	(50,200)	(51,430)	(60,242)	(38,103)	(47,271)	(44,967)
Net Increase (Decrease) from Capital Share Transactions	(4,988)	(1,172)	(10,879)	23,923	14,176	14,525
Total Increase (Decrease) in Net Assets	5,995	29,096	7,753	55,539	40,803	47,677
Net Assets
Beginning of Year	193,091	163,995	203,446	147,907	185,375	137,698
End of Year	$199,086	$193,091	$211,199	$203,446	$226,178	$185,375
(1) Shares Issued and Redeemed:
Shares Issued	2,621	3,201	2,582	3,622	2,865	3,067
Shares Issued in Lieu of Cash Distributions	648	551	458	455	340	340
Shares Redeemed	(3,630)	(3,831)	(3,721)	(2,500)	(2,445)	(2,547)
Net Increase (Decrease) from Shares Issued and Redeemed	(361)	(79)	(681)	1,577	760	860
See accompanying Notes to Financial Statements.
25

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2050 Target Date Retirement Income Fund		Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,517	$2,794	$2,245	$1,788	$1,836	$1,432	$625	$373
Capital Gain Distributions Received from Affiliated Investment Companies	18	1,094	13	701	10	554	3	117
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,329	68	282	39	274	19	124	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	27,514	30,845	20,428	20,180	16,758	15,893	5,872	3,698
Net Increase (Decrease) in Net Assets Resulting from Operations	32,378	34,801	22,968	22,708	18,878	17,898	6,624	4,173
Distributions:
Institutional Class Shares	(4,523)	(4,397)	(2,906)	(2,672)	(2,346)	(2,161)	(709)	(350)
Capital Share Transactions (1):
Shares Issued	47,612	51,657	43,348	40,302	40,514	35,244	22,391	15,838
Shares Issued in Lieu of Cash Distributions	4,522	4,397	2,906	2,672	2,346	2,161	709	350
Shares Redeemed	(45,354)	(29,198)	(31,840)	(22,600)	(30,233)	(18,763)	(12,502)	(4,370)
Net Increase (Decrease) from Capital Share Transactions	6,780	26,856	14,414	20,374	12,627	18,642	10,598	11,818
Total Increase (Decrease) in Net Assets	34,635	57,260	34,476	40,410	29,159	34,379	16,513	15,641
Net Assets
Beginning of Year	162,801	105,541	107,356	66,946	86,881	52,502	25,318	9,677
End of Year	$197,436	$162,801	$141,832	$107,356	$116,040	$86,881	$41,831	$25,318
(1) Shares Issued and Redeemed:
Shares Issued	2,395	2,906	2,117	2,215	1,964	1,921	1,444	1,159
Shares Issued in Lieu of Cash Distributions	225	254	141	151	113	121	45	25
Shares Redeemed	(2,258)	(1,646)	(1,548)	(1,229)	(1,455)	(1,016)	(790)	(312)
Net Increase (Decrease) from Shares Issued and Redeemed	362	1,514	710	1,137	622	1,026	699	872
See accompanying Notes to Financial Statements.
26

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

Dimensional 2070 Target Date Retirement Income FundƱ
Period Jan 02, 2025Ʊ to Oct 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	12
Net Increase (Decrease) in Net Assets Resulting from Operations	14
Distributions:
Institutional Class Shares	(1)
Capital Share Transactions (1):
Shares Issued	645
Shares Issued in Lieu of Cash Distributions	1
Shares Redeemed	(3)
Net Increase (Decrease) from Capital Share Transactions	643
Total Increase (Decrease) in Net Assets	656
Net Assets
Beginning of Period	—
End of Period	$656
(1) Shares Issued and Redeemed:
Shares Issued	56
Shares Issued in Lieu of Cash Distributions	—
Shares Redeemed	—
Net Increase (Decrease) from Shares Issued and Redeemed	56

Ʊ
The Portfolio commenced operations on January 02, 2025.
See accompanying Notes to Financial Statements.
27

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$11.51	$10.61	$10.57	$12.24	$11.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.38	0.30	0.51	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.59	0.90	0.06	(1.67)	0.89
Total from Investment Operations	0.96	1.28	0.36	(1.16)	1.20
Less Distributions:
Net Investment Income	(0.36)	(0.38)	(0.29)	(0.48)	(0.28)
Net Realized Gains	—	—	(0.03)	(0.03)	(0.04)
Total Distributions	(0.36)	(0.38)	(0.32)	(0.51)	(0.32)
Net Asset Value, End of Year	$12.11	$11.51	$10.61	$10.57	$12.24
Total Return	8.48%	12.17%	3.39%	(9.59%)	10.60%
Net Assets, End of Year (thousands)	$69,893	$45,658	$69,796	$87,883	$72,386
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.18%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.27%	0.22%	0.22%	0.19%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.19%	3.42%	2.75%	4.43%	2.59%
Portfolio Turnover Rate	20%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.13%	0.13%	0.14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
28

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$11.22	$10.17	$10.31	$13.18	$12.20
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.31	0.31	0.72	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75	1.16	(0.14)	(2.55)	1.27
Total from Investment Operations	1.05	1.47	0.17	(1.83)	1.74
Less Distributions:
Net Investment Income	(0.31)	(0.31)	(0.31)	(0.74)	(0.46)
Net Realized Gains	(0.23)	(0.11)	—	(0.30)	(0.30)
Total Distributions	(0.54)	(0.42)	(0.31)	(1.04)	(0.76)
Net Asset Value, End of Year	$11.73	$11.22	$10.17	$10.31	$13.18
Total Return	9.61%	14.61%	1.58%	(14.53%)	14.68%
Net Assets, End of Year (thousands)	$24,099	$27,676	$29,859	$33,536	$45,672
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.27%	0.26%	0.24%	0.19%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.84%	2.89%	6.02%	3.69%
Portfolio Turnover Rate	8%	12%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.11%	0.11%	0.11%	0.12%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
29

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$11.17	$9.99	$10.35	$13.80	$12.66
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.33	0.32	0.76	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	0.64	1.20	(0.29)	(3.01)	1.35
Total from Investment Operations	0.96	1.53	0.03	(2.25)	1.83
Less Distributions:
Net Investment Income	(0.33)	(0.33)	(0.32)	(0.76)	(0.48)
Net Realized Gains	(0.17)	(0.02)	(0.07)	(0.44)	(0.21)
Total Distributions	(0.50)	(0.35)	(0.39)	(1.20)	(0.69)
Net Asset Value, End of Year	$11.63	$11.17	$9.99	$10.35	$13.80
Total Return	8.86%	15.43%	0.18%	(17.18%)	14.83%
Net Assets, End of Year (thousands)	$60,956	$73,420	$85,897	$100,847	$131,477
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.18%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.19%	0.20%	0.20%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.06%	3.00%	6.20%	3.60%
Portfolio Turnover Rate	5%	7%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.13%	0.13%	0.13%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
30

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$11.29	$10.08	$10.60	$14.79	$13.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.36	0.34	0.74	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	0.55	1.31	(0.37)	(3.56)	1.88
Total from Investment Operations	0.90	1.67	(0.03)	(2.82)	2.34
Less Distributions:
Net Investment Income	(0.36)	(0.36)	(0.34)	(0.72)	(0.46)
Net Realized Gains	(0.18)	(0.10)	(0.15)	(0.65)	(0.32)
Total Distributions	(0.54)	(0.46)	(0.49)	(1.37)	(0.78)
Net Asset Value, End of Year	$11.65	$11.29	$10.08	$10.60	$14.79
Total Return	8.17%	16.68%	(0.51%)	(20.29%)	18.13%
Net Assets, End of Year (thousands)	$124,145	$147,998	$149,572	$162,613	$184,318
Ratio of Expenses to Average Net Assets *(B)	0.16%	0.16%	0.18%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.16%	0.16%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.16%	3.28%	3.12%	5.77%	3.25%
Portfolio Turnover Rate	15%	14%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.12%	0.13%	0.13%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
31

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$12.44	$10.76	$11.23	$15.61	$13.44
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.40	0.36	0.63	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	0.67	1.75	(0.32)	(3.87)	2.52
Total from Investment Operations	1.08	2.15	0.04	(3.24)	2.93
Less Distributions:
Net Investment Income	(0.42)	(0.40)	(0.35)	(0.62)	(0.40)
Net Realized Gains	(0.36)	(0.07)	(0.16)	(0.52)	(0.36)
Total Distributions	(0.78)	(0.47)	(0.51)	(1.14)	(0.76)
Net Asset Value, End of Year	$12.74	$12.44	$10.76	$11.23	$15.61
Total Return	9.05%	20.18%	0.07%	(21.74%)	22.29%
Net Assets, End of Year (thousands)	$166,379	$193,543	$176,242	$164,659	$190,639
Ratio of Expenses to Average Net Assets *(B)	0.16%	0.17%	0.18%	0.20%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.16%	0.17%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.39%	3.32%	3.07%	4.71%	2.76%
Portfolio Turnover Rate	13%	17%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.14%	0.14%	0.14%	0.15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
32

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$13.89	$11.73	$12.03	$16.02	$13.20
Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.43	0.35	0.51	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00	2.26	(0.08)	(3.72)	3.08
Total from Investment Operations	1.46	2.69	0.27	(3.21)	3.41
Less Distributions:
Net Investment Income	(0.46)	(0.42)	(0.34)	(0.49)	(0.32)
Net Realized Gains	(0.19)	(0.11)	(0.23)	(0.29)	(0.27)
Total Distributions	(0.65)	(0.53)	(0.57)	(0.78)	(0.59)
Net Asset Value, End of Year	$14.70	$13.89	$11.73	$12.03	$16.02
Total Return	10.86%	23.16%	2.09%	(20.61%)	26.31%
Net Assets, End of Year (thousands)	$199,086	$193,091	$163,995	$150,963	$161,715
Ratio of Expenses to Average Net Assets *(B)	0.17%	0.18%	0.20%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.17%	0.18%	0.20%	0.21%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.36%	3.21%	2.82%	3.62%	2.17%
Portfolio Turnover Rate	12%	16%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%	0.15%	0.15%	0.15%	0.16%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
33

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2040 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$16.01	$13.29	$13.08	$16.27	$12.90
Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.43	0.34	0.34	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.68	2.88	0.44	(2.97)	3.60
Total from Investment Operations	2.16	3.31	0.78	(2.63)	3.84
Less Distributions:
Net Investment Income	(0.49)	(0.42)	(0.32)	(0.33)	(0.23)
Net Realized Gains	(0.12)	(0.17)	(0.25)	(0.23)	(0.24)
Total Distributions	(0.61)	(0.59)	(0.57)	(0.56)	(0.47)
Net Asset Value, End of Year	$17.56	$16.01	$13.29	$13.08	$16.27
Total Return	13.78%	25.19%	5.86%	(16.49%)	30.23%
Net Assets, End of Year (thousands)	$211,199	$203,446	$147,907	$126,127	$127,722
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.19%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.19%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.83%	2.43%	2.34%	1.55%
Portfolio Turnover Rate	13%	10%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%	0.15%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
34

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$18.58	$15.10	$14.33	$17.24	$13.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.41	0.32	0.28	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67	3.68	1.04	(2.76)	4.35
Total from Investment Operations	3.12	4.09	1.36	(2.48)	4.59
Less Distributions:
Net Investment Income	(0.44)	(0.39)	(0.30)	(0.28)	(0.23)
Net Realized Gains	(0.20)	(0.22)	(0.29)	(0.15)	(0.22)
Total Distributions	(0.64)	(0.61)	(0.59)	(0.43)	(0.45)
Net Asset Value, End of Year	$21.06	$18.58	$15.10	$14.33	$17.24
Total Return	17.13%	27.53%	9.53%	(14.64%)	35.48%
Net Assets, End of Year (thousands)	$226,178	$185,375	$137,698	$106,103	$101,027
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.20%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.20%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.33%	2.06%	1.77%	1.47%
Portfolio Turnover Rate	12%	13%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
35

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$19.04	$15.00	$14.18	$17.27	$13.04
Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.36	0.29	0.30	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.25	4.27	1.10	(2.97)	4.62
Total from Investment Operations	3.64	4.63	1.39	(2.67)	4.87
Less Distributions:
Net Investment Income	(0.39)	(0.35)	(0.28)	(0.29)	(0.25)
Net Realized Gains	(0.13)	(0.24)	(0.29)	(0.13)	(0.39)
Total Distributions	(0.52)	(0.59)	(0.57)	(0.42)	(0.64)
Net Asset Value, End of Year	$22.16	$19.04	$15.00	$14.18	$17.27
Total Return	19.38%	31.29%	9.90%	(15.66%)	38.07%
Net Assets, End of Year (thousands)	$197,436	$162,801	$105,541	$82,695	$73,989
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.21%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.21%	0.22%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.00%	1.92%	1.91%	1.56%
Portfolio Turnover Rate	11%	7%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
36

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$19.48	$15.30	$14.46	$17.60	$13.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.36	0.30	0.31	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	3.45	4.38	1.12	(3.04)	4.67
Total from Investment Operations	3.82	4.74	1.42	(2.73)	4.93
Less Distributions:
Net Investment Income	(0.37)	(0.35)	(0.29)	(0.30)	(0.25)
Net Realized Gains	(0.13)	(0.21)	(0.29)	(0.11)	(0.14)
Total Distributions	(0.50)	(0.56)	(0.58)	(0.41)	(0.39)
Net Asset Value, End of Year	$22.80	$19.48	$15.30	$14.46	$17.60
Total Return	19.91%	31.37%	9.85%	(15.71%)	38.10%
Net Assets, End of Year (thousands)	$141,832	$107,356	$66,946	$46,676	$41,261
Ratio of Expenses to Average Net Assets *(B)	0.21%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.21%	0.22%	0.23%	0.24%	0.43%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.95%	1.94%	1.92%	1.57%
Portfolio Turnover Rate	11%	10%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
37

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2060 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Year	$19.59	$15.40	$14.56	$17.71	$13.10
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.36	0.30	0.30	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.48	4.40	1.13	(3.05)	4.70
Total from Investment Operations	3.85	4.76	1.43	(2.75)	4.95
Less Distributions:
Net Investment Income	(0.37)	(0.35)	(0.29)	(0.30)	(0.25)
Net Realized Gains	(0.12)	(0.22)	(0.30)	(0.10)	(0.09)
Total Distributions	(0.49)	(0.57)	(0.59)	(0.40)	(0.34)
Net Asset Value, End of Year	$22.95	$19.59	$15.40	$14.56	$17.71
Total Return	19.97%	31.35%	9.86%	(15.70%)	38.13%
Net Assets, End of Year (thousands)	$116,040	$86,881	$52,502	$40,495	$37,559
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.23%	0.24%	0.26%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.96%	1.93%	1.90%	1.55%
Portfolio Turnover Rate	12%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
38

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$14.74	$11.44	$10.60	$12.82	$9.43
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.28	0.23	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.60	3.28	0.83	(2.23)	3.38
Total from Investment Operations	2.89	3.56	1.06	(2.00)	3.57
Less Distributions:
Net Investment Income	(0.28)	(0.26)	(0.21)	(0.22)	(0.18)
Net Realized Gains	(0.05)	—	(0.01)	(—)	—
Total Distributions	(0.33)	(0.26)	(0.22)	(0.22)	(0.18)
Net Asset Value, End of Period	$17.30	$14.74	$11.44	$10.60	$12.82
Total Return	19.88%	31.27%	10.00%	(15.66%)	38.01%
Net Assets, End of Period (thousands)	$41,831	$25,318	$9,677	$5,658	$2,483
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.27%	0.37%	0.53%	0.85%	2.33%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.00%	1.99%	1.98%	1.61%
Portfolio Turnover Rate	21%	8%	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.16%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
39

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Dimensional 2070 Target Date Retirement Income Fund
Period Jan 2, 2025Ʊ to Oct 31, 2025

Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.57
Total from Investment Operations	1.82
Less Distributions:
Net Investment Income	(0.13)
Total Distributions	(0.13)
Net Asset Value, End of Period	$11.69
Total Return	18.24%(C)
Net Assets, End of Period (thousands)	$656
Ratio of Expenses to Average Net Assets *(B)	0.22%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	88.32%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.65%(D)(E)
Portfolio Turnover Rate	1%(C)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%(D)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
40

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of October 31, 2025, of which thirteen portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ financial statements are not covered by this report. Copies of the Underlying Funds’ financial statements are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2025, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
Dimensional Retirement Income Fund	DFA Inflation-Protected Securities Portfolio (IDG)	1
	DFA One-Year Fixed Income Portfolio (IDG)	1
	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1
	DFA Inflation-Protected Securities Portfolio (IDG)	1

41

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	6
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	11

42

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
43

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/25
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

Dimensional 2070 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
On February 7, 2025, the Dimensional Retirement Income Fund (the “Acquiring Portfolio”) acquired substantially all of the assets of the Dimensional 2010 Target Date Retirement Fund (the “Target Portfolio”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they had identical investment objectives and fundamental investment restrictions. The Target Portfolio was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Acquiring Portfolio.
The Reorganization was accomplished by a tax-free exchange of 919,548 shares of the Acquiring Portfolio for 925,097 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $10,726,556 including $1,296,398 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization the Acquiring Portfolio’s net assets were $47,220,688, and immediately after the Reorganization the Acquiring Portfolio’s net assets were $57,947,244. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 7, 2025. The cost basis of the investments received from the Target Portfolio was carried forward to the Acquiring Portfolio.
Assuming that the Reorganization had been completed on November 1, 2024, the Acquiring Portfolio’s proforma results of operations for the year ended October 31, 2025 would have been as follows (amounts in thousands):

Net Investment Income	$1,934
Net Realized Gain (Loss)	(116)
Change in Unrealized Appreciation (Depreciation)	4,434
Net Increase (Decrease) in Net Assets Resulting from Operations	6,252
Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Acquired Portfolio that have been included in the Portfolio’s Statement of Operations since February 7, 2025.
44

B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund (the “Board”); and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities
45

purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the year ended October 31, 2025, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
Pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2026, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the year ended October 31, 2025, assumed expenses during the year ended October 31, 2025, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional Retirement Income Fund	0.06%	—	$54
Dimensional 2015 Target Date Retirement Income Fund	0.06%	$2	22
Dimensional 2020 Target Date Retirement Income Fund	0.06%	9	8
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2045 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2050 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2055 Target Date Retirement Income Fund	0.06%	22	2
Dimensional 2060 Target Date Retirement Income Fund	0.06%	16	2
Dimensional 2065 Target Date Retirement Income Fund	0.06%	2	18
Dimensional 2070 Target Date Retirement Income Fund	0.06%	—	64

46

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	Total
Dimensional Retirement Income Fund	$24	$24	$54	$102
Dimensional 2015 Target Date Retirement Income Fund	19	26	22	67
Dimensional 2020 Target Date Retirement Income Fund	6	15	8	29
Dimensional 2055 Target Date Retirement Income Fund	—	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	7	5	1	13
Dimensional 2065 Target Date Retirement Income Fund	22	27	18	67
Dimensional 2070 Target Date Retirement Income Fund	—	—	64	64

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2025, the total related amount paid by the Fund to the CCO was $239 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Dimensional Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—
Dimensional 2025 Target Date Retirement Income Fund	$1
Dimensional 2030 Target Date Retirement Income Fund	1
Dimensional 2035 Target Date Retirement Income Fund	1
Dimensional 2040 Target Date Retirement Income Fund	1
Dimensional 2045 Target Date Retirement Income Fund	1
Dimensional 2050 Target Date Retirement Income Fund	1
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—
Dimensional 2070 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:
For the year ended October 31, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
47

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$21,952	$15,223	$4,694	$(250)	$1,153	$33,384	2,960	$873	—
DFA One-Year Fixed Income Portfolio	14,709	10,718	3,047	(1)	3	22,382	2,186	804	—
U.S. Large Company Portfolio	3,242	2,369	1,305	32	752	5,090	112	50	$1
U.S. Core Equity 1 Portfolio	3,248	2,590	1,409	29	597	5,055	103	49	—
Large Cap International Portfolio	1,145	864	524	19	287	1,791	53	45	—
Emerging Markets Core Equity 2 Portfolio	770	616	325	7	202	1,270	44	33	—
International Core Equity 2 Portfolio	571	421	261	20	143	894	46	24	—
Total	$45,637	$32,801	$11,565	$(144)	$3,137	$69,866		$1,878	$1
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$20,599	$1,329	$4,392	$(133)	$684	$18,087	1,603	$561	—
U.S. Core Equity 1 Portfolio	2,462	144	809	403	(87)	2,113	43	26	—
U.S. Large Company Portfolio	2,458	122	863	440	(45)	2,112	47	27	$1
Large Cap International Portfolio	867	44	314	102	49	748	22	24	—
Emerging Markets Core Equity 2 Portfolio	586	35	182	50	42	531	18	19	—
International Core Equity 2 Portfolio	435	20	163	53	28	373	19	13	—
DFA LTIP Portfolio	262	263	373	(37)	13	128	24	16	—
Total	$27,669	$1,957	$7,096	$878	$684	$24,092		$686	$1
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$47,496	$1,819	$10,730	$(519)	$1,798	$39,864	3,534	$1,308	—
DFA LTIP Portfolio	7,382	974	1,912	(1,060)	527	5,911	1,087	384	—
U.S. Core Equity 1 Portfolio	6,678	297	2,388	1,350	(476)	5,461	111	69	—
U.S. Large Company Portfolio	6,670	239	2,541	1,461	(371)	5,458	120	73	$2
Large Cap International Portfolio	2,375	108	968	337	76	1,928	58	64	—
Emerging Markets Core Equity 2 Portfolio	1,602	93	579	197	60	1,373	47	49	—
International Core Equity 2 Portfolio	1,188	50	495	173	48	964	49	34	—
Total	$73,391	$3,580	$19,613	$1,939	$1,662	$60,959		$1,981	$2
48

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$81,088	$8,943	$21,923	$(2,014)	$4,076	$70,170	6,221	$2,196	—
DFA LTIP Portfolio	28,762	5,274	9,127	(5,245)	3,293	22,957	4,220	1,387	—
U.S. Large Company Portfolio	13,497	1,788	6,283	2,783	(652)	11,133	245	142	$4
U.S. Core Equity 1 Portfolio	13,518	1,760	5,857	2,599	(888)	11,132	227	135	—
Large Cap International Portfolio	4,864	600	2,317	648	136	3,931	117	125	—
Emerging Markets Core Equity 2 Portfolio	3,337	516	1,530	356	132	2,811	97	95	—
International Core Equity 2 Portfolio	2,456	292	1,200	338	80	1,966	101	67	—
DFA Short-Term Extended Quality Portfolio	231	1	232	6	(6)	—	—	1	—
DFA Two-Year Global Fixed Income Portfolio	231	1	232	7	(7)	—	—	1	—
Total	$147,984	$19,175	$48,701	$(522)	$6,164	$124,100		$4,149	$4
Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$57,019	$10,005	$13,379	$(8,564)	$4,546	$49,627	9,123	$2,936	—
DFA Inflation-Protected Securities Portfolio	50,537	7,073	10,254	(1,909)	3,290	48,737	4,321	1,476	—
U.S. Core Equity 1 Portfolio	26,971	1,972	10,578	5,067	(1,687)	21,745	443	272	—
U.S. Large Company Portfolio	26,905	1,583	10,985	5,392	(1,168)	21,727	479	288	$9
Large Cap International Portfolio	9,574	744	4,154	1,196	386	7,746	231	255	—
Emerging Markets Core Equity 2 Portfolio	6,579	519	2,589	609	375	5,493	189	197	—
International Core Equity 1 Portfolio	4,843	304	2,127	652	197	3,869	198	137	—
DFA Short-Term Extended Quality Portfolio	5,546	419	2,331	(31)	66	3,669	350	182	—
DFA Two-Year Global Fixed Income Portfolio	5,546	454	2,312	(12)	(11)	3,665	372	217	—
Total	$193,520	$23,073	$58,709	$2,400	$5,994	$166,278		$5,960	$9
49

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$56,721	$15,728	$4,006	$(3,687)	$(403)	$64,353	11,830	$3,419	—
U.S. Large Company Portfolio	36,249	1,120	7,967	3,305	3,199	35,906	791	431	$12
U.S. Core Equity 1 Portfolio	36,350	1,130	7,078	3,259	1,988	35,649	727	412	—
DFA Inflation-Protected Securities Portfolio	13,730	2,528	605	(112)	559	16,100	1,427	459	—
Large Cap International Portfolio	12,958	555	3,294	851	1,592	12,662	378	389	—
DFA Short-Term Extended Quality Portfolio	10,815	978	2,293	(60)	136	9,576	914	416	—
DFA Two-Year Global Fixed Income Portfolio	10,814	1,075	2,275	(26)	(14)	9,574	973	477	—
Emerging Markets Core Equity 2 Portfolio	8,820	518	1,905	341	1,252	9,026	310	298	—
International Core Equity 2 Portfolio	6,550	224	1,746	470	851	6,349	325	210	—
Total	$193,007	$23,856	$31,169	$4,341	$9,160	$199,195		$6,511	$12
Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$48,245	$1,285	$9,870	$2,369	$6,254	$48,283	1,063	$571	$16
U.S. Core Equity 1 Portfolio	48,405	1,702	9,040	1,880	5,034	47,981	978	547	—
DFA LTIP Portfolio	35,888	17,122	4,648	(4,505)	1,959	45,816	8,422	2,328	—
Large Cap International Portfolio	17,140	889	4,201	606	2,621	17,055	509	514	—
DFA Short-Term Extended Quality Portfolio	16,811	2,253	3,442	(91)	208	15,739	1,502	666	—
DFA Two-Year Global Fixed Income Portfolio	16,816	2,412	3,434	(50)	(9)	15,735	1,599	755	—
Emerging Markets Core Equity 2 Portfolio	11,629	737	2,363	203	1,900	12,106	416	396	—
International Core Equity 2 Portfolio	8,617	407	2,236	295	1,441	8,524	436	277	—
Total	$203,551	$26,807	$39,234	$707	$19,408	$211,239		$6,054	$16
50

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2045 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$52,843	$5,291	$6,394	$678	$10,115	$62,533	1,377	$685	$18
U.S. Core Equity 1 Portfolio	52,975	6,711	6,086	586	8,112	62,298	1,270	662	—
DFA Short-Term Extended Quality Portfolio	19,431	6,596	3,373	(27)	177	22,804	2,176	905	—
DFA Two-Year Global Fixed Income Portfolio	19,425	6,777	3,341	(45)	(18)	22,798	2,317	999	—
Large Cap International Portfolio	18,662	1,915	2,416	234	3,711	22,106	660	619	—
Emerging Markets Core Equity 2 Portfolio	12,585	1,641	1,209	89	2,549	15,655	538	463	—
International Core Equity 2 Portfolio	9,340	709	1,123	136	1,967	11,029	564	330	—
DFA LTIP Portfolio	—	6,771	116	(9)	113	6,759	1,243	188	—
Total	$185,261	$36,411	$24,058	$1,642	$26,726	$225,982		$4,851	$18
Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$54,391	$5,268	$6,580	$616	$10,385	$64,080	1,411	$710	$18
U.S. Core Equity 1 Portfolio	54,526	5,471	4,943	373	8,460	63,887	1,302	687	—
Large Cap International Portfolio	19,218	2,235	2,906	169	3,911	22,627	675	642	—
Emerging Markets Core Equity 2 Portfolio	12,972	1,708	1,310	72	2,645	16,087	553	480	—
International Core Equity 2 Portfolio	9,620	934	1,422	123	2,061	11,316	579	341	—
DFA Short-Term Extended Quality Portfolio	5,965	5,361	1,674	(3)	49	9,698	925	340	—
DFA Two-Year Global Fixed Income Portfolio	5,963	5,438	1,688	(21)	3	9,695	985	360	—
Total	$162,655	$26,415	$20,523	$1,329	$27,514	$197,390		$3,560	$18
Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$36,691	$7,770	$3,890	$130	$7,803	$48,504	1,068	$503	$13
U.S. Core Equity 1 Portfolio	36,781	8,345	3,067	50	6,299	48,408	987	488	—
Large Cap International Portfolio	12,962	3,873	2,608	44	2,848	17,119	511	455	—
Emerging Markets Core Equity 2 Portfolio	8,748	2,605	1,145	32	1,945	12,185	419	340	—
International Core Equity 2 Portfolio	6,488	1,461	944	34	1,513	8,552	438	241	—
DFA Short-Term Extended Quality Portfolio	2,726	1,983	1,160	1	20	3,570	341	134	—
DFA Two-Year Global Fixed Income Portfolio	2,724	2,010	1,156	(9)	—	3,569	363	145	—
Total	$107,120	$28,047	$13,970	$282	$20,428	$141,907		$2,306	$13
51

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$29,707	$6,931	$3,525	$131	$6,382	$39,626	873	$412	$10
U.S. Core Equity 1 Portfolio	29,762	7,912	3,350	58	5,161	39,543	806	399	—
Large Cap International Portfolio	10,533	2,775	1,709	30	2,358	13,987	418	375	—
Emerging Markets Core Equity 2 Portfolio	7,097	2,305	1,050	31	1,597	9,980	343	278	—
International Core Equity 2 Portfolio	5,251	1,242	777	33	1,242	6,991	358	198	—
DFA Short-Term Extended Quality Portfolio	2,204	1,613	929	—	17	2,905	277	109	—
DFA Two-Year Global Fixed Income Portfolio	2,206	1,632	926	(9)	1	2,904	295	119	—
Total	$86,760	$24,410	$12,266	$274	$16,758	$115,936		$1,890	$10
Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$8,644	$5,638	$2,299	$58	$2,232	$14,273	314	$138	$3
U.S. Core Equity 1 Portfolio	8,667	5,946	2,179	29	1,808	14,271	291	137	—
Large Cap International Portfolio	3,066	2,170	1,027	15	817	5,041	150	128	—
Emerging Markets Core Equity 2 Portfolio	2,062	1,544	602	13	576	3,593	123	93	—
International Core Equity 2 Portfolio	1,526	1,011	459	12	432	2,522	129	68	—
DFA Short-Term Extended Quality Portfolio	642	672	276	—	6	1,044	100	38	—
DFA Two-Year Global Fixed Income Portfolio	642	677	274	(3)	1	1,043	106	40	—
Total	$25,249	$17,658	$7,116	$124	$5,872	$41,787		$642	$3
Dimensional 2070 Target Date Retirement Income Fund
U.S. Large Company Portfolio	—	$216	—	—	$7	$223	5	$1	—
U.S. Core Equity 1 Portfolio	—	219	$1	—	3	221	4	—	—
Large Cap International Portfolio	—	77	—	—	1	78	2	1	—
Emerging Markets Core Equity 2 Portfolio	—	54	—	—	1	55	2	—	—
International Core Equity 2 Portfolio	—	39	—	—	—	39	2	—	—
DFA Short-Term Extended Quality Portfolio	—	16	—	—	—	16	2	—	—
DFA Two-Year Global Fixed Income Portfolio	—	16	—	—	—	16	2	—	—
Total	—	$637	$1	—	$12	$648		$2	—
52

F. Federal Income Taxes:
Each Portfolio has qualified (with respect to the Dimensional 2070 Target Date Retirement Income Fund, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes,  distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund
2024	$2,168	—	$2,168
2025	1,789	—	1,789
Dimensional 2015 Target Date Retirement Income Fund
2024	800	$298	1,098
2025	661	555	1,216
Dimensional 2020 Target Date Retirement Income Fund
2024	2,485	146	2,631
2025	1,926	1,092	3,018
Dimensional 2025 Target Date Retirement Income Fund
2024	5,016	1,414	6,430
2025	4,043	2,198	6,241
Dimensional 2030 Target Date Retirement Income Fund
2024	6,437	1,080	7,517
2025	5,832	5,472	11,304
Dimensional 2035 Target Date Retirement Income Fund
2024	5,868	1,465	7,333
2025	6,326	2,673	8,999
Dimensional 2040 Target Date Retirement Income Fund
2024	4,989	1,877	6,866
2025	6,025	1,483	7,508
Dimensional 2045 Target Date Retirement Income Fund
2024	3,771	2,047	5,818
2025	4,619	1,950	6,569
Dimensional 2050 Target Date Retirement Income Fund
2024	2,712	1,685	4,397
2025	3,426	1,097	4,523
53

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2055 Target Date Retirement Income Fund
2024	$1,735	$937	$2,672
2025	2,194	712	2,906
Dimensional 2060 Target Date Retirement Income Fund
2024	1,387	774	2,161
2025	1,800	546	2,346
Dimensional 2065 Target Date Retirement Income Fund
2024	350	—	350
2025	620	89	709
Dimensional 2070 Target Date Retirement Income Fund
2025	1	—	1

Dimensional 2070 Target Date Retirement Income Fund commenced operations on January 2, 2025 and did not pay any distributions for the period ended October 31, 2024.
As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$50	—	$(1,830)	$4,143	$2,363
Dimensional 2015 Target Date Retirement Income Fund	—	$709	—	3,031	3,740
Dimensional 2020 Target Date Retirement Income Fund	—	1,583	—	4,759	6,342
Dimensional 2025 Target Date Retirement Income Fund	—	2,286	—	4,287	6,573
Dimensional 2030 Target Date Retirement Income Fund	—	5,280	—	9,633	14,913
Dimensional 2035 Target Date Retirement Income Fund	—	6,502	—	30,883	37,385
Dimensional 2040 Target Date Retirement Income Fund	—	4,248	—	58,599	62,847
Dimensional 2045 Target Date Retirement Income Fund	88	1,579	—	74,647	76,314
Dimensional 2050 Target Date Retirement Income Fund	—	1,371	—	71,934	73,305
Dimensional 2055 Target Date Retirement Income Fund	37	331	—	45,585	45,953
Dimensional 2060 Target Date Retirement Income Fund	13	323	—	36,733	37,069
Dimensional 2065 Target Date Retirement Income Fund	127	5	—	9,412	9,544
54

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2070 Target Date Retirement Income Fund	—	—	$(— )	$12	$12
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio listed below had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amount in thousands):
Total
Dimensional Retirement Income Fund	$1,830
During the year ended October 31, 2025, the Portfolio listed below used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
Dimensional Retirement Income Fund	$72

As of October 31, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$64,427	$5,439	—	$5,439
Dimensional 2015 Target Date Retirement Income Fund	21,064	3,031	—	3,031
Dimensional 2020 Target Date Retirement Income Fund	56,231	6,242	$(1,483)	4,759
Dimensional 2025 Target Date Retirement Income Fund	119,813	8,668	(4,381)	4,287
Dimensional 2030 Target Date Retirement Income Fund	156,861	18,311	(8,678)	9,633
Dimensional 2035 Target Date Retirement Income Fund	168,333	46,922	(16,039)	30,883
Dimensional 2040 Target Date Retirement Income Fund	153,072	63,573	(4,974)	58,599
Dimensional 2045 Target Date Retirement Income Fund	151,398	74,647	—	74,647
Dimensional 2050 Target Date Retirement Income Fund	125,475	71,934	—	71,934
Dimensional 2055 Target Date Retirement Income Fund	96,390	45,585	—	45,585
Dimensional 2060 Target Date Retirement Income Fund	79,395	36,733	—	36,733
Dimensional 2065 Target Date Retirement Income Fund	32,374	9,412	—	9,412
55

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2070 Target Date Retirement Income Fund	$689	$12	$(— )	$12
The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the year ended October 31, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Dimensional Retirement Income Fund	5.08%	$191	49	$1	$691	—
Dimensional 2015 Target Date Retirement Income Fund	5.09%	114	43	1	274	—
Dimensional 2020 Target Date Retirement Income Fund	5.08%	304	68	3	661	—
56

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2025
Dimensional 2025 Target Date Retirement Income Fund	5.12%	$407	122	$7	$1,413	$503
Dimensional 2030 Target Date Retirement Income Fund	5.06%	571	90	7	1,750	—
Dimensional 2035 Target Date Retirement Income Fund	5.06%	329	73	3	1,870	—
Dimensional 2040 Target Date Retirement Income Fund	5.12%	378	73	4	2,026	—
Dimensional 2045 Target Date Retirement Income Fund	5.09%	403	38	2	2,085	—
Dimensional 2050 Target Date Retirement Income Fund	5.16%	314	31	1	1,885	—
Dimensional 2055 Target Date Retirement Income Fund	5.07%	263	35	1	1,269	—
Dimensional 2060 Target Date Retirement Income Fund	5.06%	311	22	1	1,041	—
Dimensional 2065 Target Date Retirement Income Fund	5.06%	262	14	1	386	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2025, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2025.
H. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
57

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
I. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
J. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis.
For the Dimensional 2070 Target Date Retirement Income Fund, which commenced operations and was required to adopt ASU 2023-09 during the period ended October 31, 2025, the Portfolio did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements. Management is currently evaluating the impact of ASU 2023-09 for the remaining Portfolios, but does not expect the guidance to materially impact the financial statements.
K. Other:
As of October 31, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional Retirement Income Fund	4	81%	10%
Dimensional 2015 Target Date Retirement Income Fund	7	80%	0%
Dimensional 2020 Target Date Retirement Income Fund	6	82%	0%
Dimensional 2025 Target Date Retirement Income Fund	8	91%	0%
58

	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Dimensional 2030 Target Date Retirement Income Fund	7	86%	0%
Dimensional 2035 Target Date Retirement Income Fund	8	90%	0%
Dimensional 2040 Target Date Retirement Income Fund	7	87%	0%
Dimensional 2045 Target Date Retirement Income Fund	6	85%	0%
Dimensional 2050 Target Date Retirement Income Fund	6	86%	0%
Dimensional 2055 Target Date Retirement Income Fund	6	89%	0%
Dimensional 2060 Target Date Retirement Income Fund	6	93%	0%
Dimensional 2065 Target Date Retirement Income Fund	4	91%	0%
Dimensional 2070 Target Date Retirement Income Fund	2	95%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
L. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events  other than as described above requiring recognition or disclosure in the financial statements.
59

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirteen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (thirteen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and 2021
Dimensional 2070 Target Date Retirement Income Fund	For the period January 2, 2025 (commencement of operations) through October 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

60

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agents of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 19, 2025

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

61

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2025. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2025 (e.g., IRS Form 1099-DIV) will be provided in early 2026. Shareholders should refer to these statements in preparing their calendar year 2025 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2025.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	100%	—	—	—	—	100%	5%	9%	—	—	5%	68%	—
Dimensional 2015 Target Date Retirement Income Fund	54%	—	46%	—	—	100%	8%	13%	—	—	7%	84%	—
Dimensional 2020 Target Date Retirement Income Fund	64%	—	36%	—	—	100%	7%	12%	—	—	7%	86%	—
Dimensional 2025 Target Date Retirement Income Fund	65%	—	35%	—	—	100%	7%	11%	—	—	6%	87%	—
Dimensional 2030 Target Date Retirement Income Fund	52%	—	48%	—	—	100%	10%	16%	—	1%	9%	77%	—
Dimensional 2035 Target Date Retirement Income Fund	70%	—	30%	—	—	100%	13%	23%	—	1%	12%	65%	—
Dimensional 2040 Target Date Retirement Income Fund	80%	—	20%	—	—	100%	19%	32%	—	1%	18%	47%	—
Dimensional 2045 Target Date Retirement Income Fund	70%	—	30%	—	—	100%	28%	48%	—	2%	26%	19%	—
Dimensional 2050 Target Date Retirement Income Fund	76%	—	24%	—	—	100%	41%	69%	—	2%	37%	8%	—
Dimensional 2055 Target Date Retirement Income Fund	76%	—	24%	—	—	100%	44%	74%	—	3%	41%	5%	—
Dimensional 2060 Target Date Retirement Income Fund	77%	—	23%	—	—	100%	44%	75%	—	3%	41%	5%	—
Dimensional 2065 Target Date Retirement Income Fund	87%	—	13%	—	—	100%	37%	63%	—	2%	34%	6%	—
Dimensional 2070 Target Date Retirement Income Fund	100%	—	—	—	—	100%	35%	60%	—	3%	34%	22%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

62

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the fiscal year 2025.

63

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
64

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
65

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
66

Item 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
Not applicable
67

DFA-103125-013A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	January 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	January 7, 2026